UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: January 31, 2020

Item 1.    Reports to Stockholders

This filing is on behalf of fifty-five of the sixty Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

JANUARY 31, 2020

Dear SunAmerica Series Trust Investor:

We are pleased to present our annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our affiliated life insurance companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2020. The report may also contain information on portfolios not currently available in your variable product.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1⁄2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE January 31, 2020

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees, or service (12b-1) fees, and other expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at August 1, 2019 and held until January 31, 2020. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Period Ended January 31, 2020” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Period Ended January 31, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended January 31, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Period Ended January 31, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Period Ended January 31, 2020” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued)

January 31, 2020

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2019	Ending Account Value Using Actual Return at January 31, 2020	Expenses Paid During the Period Ended January 31, 2020*	Beginning Account Value at August 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2020	Expenses Paid During the Period Ended January 31, 2020*	Annualized Expense Ratio*
SA AB Growth
Class 1	$1,000.00	$1,099.30	$3.44	$1,000.00	$1,021.93	$3.31	0.65%
Class 2	$1,000.00	$1,098.29	$4.23	$1,000.00	$1,021.17	$4.08	0.80%
Class 3	$1,000.00	$1,097.78	$4.76	$1,000.00	$1,020.67	$4.58	0.90%
SA Small & Mid Cap Value
Class 1	$1,000.00	$1,005.38	$4.95	$1,000.00	$1,020.27	$4.99	0.98%
Class 2	$1,000.00	$1,004.67	$5.71	$1,000.00	$1,019.51	$5.75	1.13%
Class 3	$1,000.00	$1,004.72	$6.22	$1,000.00	$1,019.00	$6.26	1.23%
SA BlackRock VCP Global Multi Asset#
Class 1	$1,000.00	$1,053.14	$4.61	$1,000.00	$1,020.72	$4.53	0.89%
Class 3	$1,000.00	$1,051.49	$5.89	$1,000.00	$1,019.46	$5.80	1.14%
SA Columbia Technology#
Class 1	$1,000.00	$1,155.21	$5.81	$1,000.00	$1,019.81	$5.45	1.07%
Class 2	$1,000.00	$1,153.63	$6.62	$1,000.00	$1,019.06	$6.21	1.22%
Class 3	$1,000.00	$1,152.67	$7.16	$1,000.00	$1,018.55	$6.72	1.32%
SA DFA Ultra Short Bond
Class 1	$1,000.00	$1,008.46	$2.58	$1,000.00	$1,022.63	$2.60	0.51%
Class 2	$1,000.00	$1,008.03	$3.34	$1,000.00	$1,021.88	$3.36	0.66%
Class 3	$1,000.00	$1,006.37	$3.84	$1,000.00	$1,021.37	$3.87	0.76%
SA Dogs of Wall Street
Class 1	$1,000.00	$1,039.62	$3.39	$1,000.00	$1,021.88	$3.36	0.66%
Class 2	$1,000.00	$1,038.70	$4.16	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$1,038.25	$4.68	$1,000.00	$1,020.62	$4.63	0.91%
SA Emerging Markets Equity Index#
Class 1	$1,000.00	$1,031.86	$2.97	$1,000.00	$1,022.28	$2.96	0.58%
Class 3	$1,000.00	$1,030.46	$4.25	$1,000.00	$1,021.02	$4.23	0.83%
SA Federated Corporate Bond
Class 1	$1,000.00	$1,056.09	$2.85	$1,000.00	$1,022.43	$2.80	0.55%
Class 2	$1,000.00	$1,055.16	$3.63	$1,000.00	$1,021.68	$3.57	0.70%
Class 3	$1,000.00	$1,054.53	$4.14	$1,000.00	$1,021.17	$4.08	0.80%
SA Fidelity Institutional AM® International Growth@#
Class 1	$1,000.00	$1,084.28	$4.62	$1,000.00	$1,020.77	$4.48	0.88%
Class 3	$1,000.00	$1,083.44	$5.93	$1,000.00	$1,019.51	$5.75	1.13%
SA Fidelity Institutional AM® Real Estate
Class 1	$1,000.00	$1,064.09	$4.37	$1,000.00	$1,020.97	$4.28	0.84%
Class 2	$1,000.00	$1,063.41	$5.15	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$1,063.34	$5.67	$1,000.00	$1,019.71	$5.55	1.09%
SA Fixed Income Index#
Class 1	$1,000.00	$1,045.78	$1.75	$1,000.00	$1,023.49	$1.73	0.34%
Class 3	$1,000.00	$1,043.63	$3.04	$1,000.00	$1,022.23	$3.01	0.59%
SA Fixed Income Intermediate Index#
Class 1	$1,000.00	$1,029.13	$1.74	$1,000.00	$1,023.49	$1.73	0.34%
Class 3	$1,000.00	$1,028.89	$3.02	$1,000.00	$1,022.23	$3.01	0.59%
SA Franklin Small Company Value#
Class 1	$1,000.00	$1,060.08	$5.14	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$1,059.47	$6.44	$1,000.00	$1,018.95	$6.31	1.24%
SA Franklin U.S. Equity Smart Beta@#
Class 1	$1,000.00	$1,070.65	$2.32	$1,000.00	$1,021.68	$3.57	0.70%
Class 3	$1,000.00	$1,069.47	$3.15	$1,000.00	$1,020.42	$4.84	0.95%
SA Global Index Allocation 60/40#
Class 1	$1,000.00	$1,055.12	$0.93	$1,000.00	$1,024.30	$0.92	0.18%
Class 3	$1,000.00	$1,053.82	$2.23	$1,000.00	$1,023.04	$2.19	0.43%
SA Global Index Allocation 75/25#
Class 1	$1,000.00	$1,058.11	$0.93	$1,000.00	$1,024.30	$0.92	0.18%
Class 3	$1,000.00	$1,056.76	$2.23	$1,000.00	$1,023.04	$2.19	0.43%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2020

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2019	Ending Account Value Using Actual Return at January 31, 2020	Expenses Paid During the Period Ended January 31, 2020*	Beginning Account Value at August 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2020	Expenses Paid During the Period Ended January 31, 2020*	Annualized Expense Ratio*
SA Global Index Allocation 90/10#
Class 1	$1,000.00	$1,060.11	$0.93	$1,000.00	$1,024.30	$0.92	0.18%
Class 3	$1,000.00	$1,058.74	$2.23	$1,000.00	$1,023.04	$2.19	0.43%
SA Global Sachs Global Bond
Class 1	$1,000.00	$1,030.71	$3.58	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,030.11	$4.35	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,029.52	$4.86	$1,000.00	$1,020.42	$4.84	0.95%
SA Global Sachs Multi-Asset Insights#
Class 1	$1,000.00	$1,045.31	$4.18	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$1,043.16	$5.46	$1,000.00	$1,019.86	$5.40	1.06%
SA Index Allocation 60/40#
Class 1	$1,000.00	$1,060.46	$0.93	$1,000.00	$1,024.30	$0.92	0.18%
Class 3	$1,000.00	$1,058.64	$2.23	$1,000.00	$1,023.04	$2.19	0.43%
SA Index Allocation 80/20#
Class 1	$1,000.00	$1,064.79	$0.83	$1,000.00	$1,024.40	$0.82	0.16%
Class 3	$1,000.00	$1,063.88	$2.13	$1,000.00	$1,023.14	$2.09	0.41%
SA Index Allocation 90/10
Class 1	$1,000.00	$1,068.80	$0.68	$1,000.00	$1,024.55	$0.66	0.13%
Class 3	$1,000.00	$1,066.98	$1.98	$1,000.00	$1,023.29	$1.94	0.38%
SA International Index#
Class 1	$1,000.00	$1,059.47	$2.54	$1,000.00	$1,022.74	$2.50	0.49%
Class 3	$1,000.00	$1,058.38	$3.84	$1,000.00	$1,021.48	$3.77	0.74%
SA Invesco Growth Opportunities
Class 1	$1,000.00	$995.93	$4.13	$1,000.00	$1,021.07	$4.18	0.82%
Class 2	$1,000.00	$994.74	$4.88	$1,000.00	$1,020.32	$4.94	0.97%
Class 3	$1,000.00	$994.64	$5.38	$1,000.00	$1,019.81	$5.45	1.07%
SA Invesco VCP Equity-Income#
Class 1	$1,000.00	$1,018.66	$4.22	$1,000.00	$1,021.02	$4.23	0.83%
Class 3	$1,000.00	$1,017.75	$5.49	$1,000.00	$1,019.76	$5.50	1.08%
SA Janus Focused Growth#
Class 1	$1,000.00	$1,111.91	$4.31	$1,000.00	$1,021.12	$4.13	0.81%
Class 2	$1,000.00	$1,111.29	$5.11	$1,000.00	$1,020.37	$4.89	0.96%
Class 3	$1,000.00	$1,110.77	$5.64	$1,000.00	$1,019.86	$5.40	1.06%
SA JPMorgan Diversified Balanced#
Class 1	$1,000.00	$1,058.41	$3.27	$1,000.00	$1,022.03	$3.21	0.63%
Class 2	$1,000.00	$1,057.77	$4.05	$1,000.00	$1,021.27	$3.97	0.78%
Class 3	$1,000.00	$1,057.00	$4.56	$1,000.00	$1,020.77	$4.48	0.88%
SA JPMorgan Emerging Markets#
Class 1	$1,000.00	$1,034.49	$6.00	$1,000.00	$1,019.31	$5.96	1.17%
Class 2	$1,000.00	$1,034.10	$6.77	$1,000.00	$1,018.55	$6.72	1.32%
Class 3	$1,000.00	$1,034.77	$7.28	$1,000.00	$1,018.05	$7.22	1.42%
SA JPMorgan Equity-Income
Class 1	$1,000.00	$1,062.57	$3.02	$1,000.00	$1,022.28	$2.96	0.58%
Class 2	$1,000.00	$1,061.81	$3.79	$1,000.00	$1,021.53	$3.72	0.73%
Class 3	$1,000.00	$1,061.45	$4.31	$1,000.00	$1,021.02	$4.23	0.83%
SA JPMorgan Global Equities
Class 1	$1,000.00	$1,062.24	$4.21	$1,000.00	$1,021.12	$4.13	0.81%
Class 2	$1,000.00	$1,061.53	$4.99	$1,000.00	$1,020.37	$4.89	0.96%
Class 3	$1,000.00	$1,061.15	$5.51	$1,000.00	$1,019.86	$5.40	1.06%
SA JPMorgan MFS Core Bond#
Class 1	$1,000.00	$1,043.87	$2.68	$1,000.00	$1,022.58	$2.65	0.52%
Class 2	$1,000.00	$1,043.40	$3.50	$1,000.00	$1,021.78	$3.47	0.68%
Class 3	$1,000.00	$1,042.73	$4.02	$1,000.00	$1,021.27	$3.97	0.78%
SA JPMorgan Mid-Cap Growth
Class 1	$1,000.00	$1,088.59	$4.32	$1,000.00	$1,021.07	$4.18	0.82%
Class 2	$1,000.00	$1,087.51	$5.10	$1,000.00	$1,020.32	$4.94	0.97%
Class 3	$1,000.00	$1,086.52	$5.63	$1,000.00	$1,019.81	$5.45	1.07%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2020

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2019	Ending Account Value Using Actual Return at January 31, 2020	Expenses Paid During the Period Ended January 31, 2020*	Beginning Account Value at August 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2020	Expenses Paid During the Period Ended January 31, 2020*	Annualized Expense Ratio*
SA Large Cap Growth Index#
Class 1	$1,000.00	$1,099.36	$1.85	$1,000.00	$1,023.44	$1.79	0.35%
Class 3	$1,000.00	$1,098.05	$3.17	$1,000.00	$1,022.18	$3.06	0.60%
SA Large Cap Index#
Class 1	$1,000.00	$1,090.67	$1.58	$1,000.00	$1,023.69	$1.53	0.30%
Class 3	$1,000.00	$1,089.19	$2.90	$1,000.00	$1,022.43	$2.80	0.55%
SA Large Cap Value Index#
Class 1	$1,000.00	$1,080.86	$1.84	$1,000.00	$1,023.44	$1.79	0.35%
Class 3	$1,000.00	$1,079.32	$3.14	$1,000.00	$1,022.18	$3.06	0.60%
SA Legg Mason BW Large Cap Value#
Class 1	$1,000.00	$1,051.67	$3.62	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,050.97	$4.39	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,050.64	$4.91	$1,000.00	$1,020.42	$4.84	0.95%
SA Legg Mason Tactical Opportunities#
Class 1	$1,000.00	$1,057.61	$4.20	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$1,055.58	$5.49	$1,000.00	$1,019.86	$5.40	1.06%
SA MFS Blue Chip Growth
Class 1	$1,000.00	$1,103.28	$3.71	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,102.52	$4.50	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,101.67	$5.03	$1,000.00	$1,020.42	$4.84	0.95%
SA MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,062.71	$3.69	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$1,062.12	$4.47	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,061.37	$4.99	$1,000.00	$1,020.37	$4.89	0.96%
SA MFS Total Return
Class 1	$1,000.00	$1,055.01	$3.68	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$1,054.23	$4.45	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,053.14	$4.97	$1,000.00	$1,020.37	$4.89	0.96%
SA Mid Cap Index
Class 1	$1,000.00	$1,026.60	$2.09	$1,000.00	$1,023.14	$2.09	0.41%
Class 3	$1,000.00	$1,024.87	$3.37	$1,000.00	$1,021.88	$3.36	0.66%
SA Morgan Stanley International Equities
Class 1	$1,000.00	$1,063.84	$4.58	$1,000.00	$1,020.77	$4.48	0.88%
Class 2	$1,000.00	$1,063.26	$5.36	$1,000.00	$1,020.01	$5.24	1.03%
Class 3	$1,000.00	$1,063.50	$5.88	$1,000.00	$1,019.51	$5.75	1.13%
SA Oppenheimer Main Street Large Cap
Class 1	$1,000.00	$1,071.35	$4.12	$1,000.00	$1,021.22	$4.02	0.79%
Class 2	$1,000.00	$1,070.44	$4.91	$1,000.00	$1,020.47	$4.79	0.94%
Class 3	$1,000.00	$1,069.88	$5.43	$1,000.00	$1,019.96	$5.30	1.04%
SA PIMCO VCP Tactical Balanced
Class 1	$1,000.00	$1,057.19	$4.67	$1,000.00	$1,020.67	$4.58	0.90%
Class 3	$1,000.00	$1,055.57	$5.96	$1,000.00	$1,019.41	$5.85	1.15%
SA PineBridge High-Yield Bond
Class 1	$1,000.00	$1,030.78	$3.58	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,030.81	$4.35	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,028.23	$4.86	$1,000.00	$1,020.42	$4.84	0.95%
SA Putnam International Growth and Income#
Class 1	$1,000.00	$1,071.12	$5.22	$1,000.00	$1,020.16	$5.09	1.00%
Class 2	$1,000.00	$1,068.89	$6.00	$1,000.00	$1,019.41	$5.85	1.15%
Class 3	$1,000.00	$1,068.96	$6.52	$1,000.00	$1,018.90	$6.36	1.25%
SA Schroders VCP Global Allocation#
Class 1	$1,000.00	$1,056.97	$4.67	$1,000.00	$1,020.67	$4.58	0.90%
Class 3	$1,000.00	$1,056.32	$5.96	$1,000.00	$1,019.41	$5.85	1.15%

6

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2020

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2019	Ending Account Value Using Actual Return at January 31, 2020	Expenses Paid During the Period Ended January 31, 2020*	Beginning Account Value at August 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2020	Expenses Paid During the Period Ended January 31, 2020*	Annualized Expense Ratio*
SA Small Cap Index#
Class 1	$1,000.00	$1,030.36	$2.30	$1,000.00	$1,022.94	$2.29	0.45%
Class 3	$1,000.00	$1,028.62	$3.58	$1,000.00	$1,021.68	$3.57	0.70%
SA T. Rowe Price Asset Allocation Growth#
Class 1	$1,000.00	$1,073.69	$4.23	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$1,072.52	$5.54	$1,000.00	$1,019.86	$5.40	1.06%
SA T. Rowe Price VCP Balanced
Class 1	$1,000.00	$1,069.10	$4.22	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$1,066.85	$5.52	$1,000.00	$1,019.86	$5.40	1.06%
SA Templeton Foreign Value
Class 1	$1,000.00	$1,048.53	$4.39	$1,000.00	$1,020.92	$4.33	0.85%
Class 2	$1,000.00	$1,047.52	$5.16	$1,000.00	$1,020.16	$5.09	1.00%
Class 3	$1,000.00	$1,047.55	$5.68	$1,000.00	$1,019.66	$5.60	1.10%
SA VCP Dynamic Allocation#
Class 1	$1,000.00	$1,056.65	$1.14	$1,000.00	$1,024.10	$1.12	0.22%
Class 3	$1,000.00	$1,055.02	$2.43	$1,000.00	$1,022.84	$2.40	0.47%
SA VCP Dynamic Strategy#
Class 1	$1,000.00	$1,050.93	$1.19	$1,000.00	$1,024.05	$1.17	0.23%
Class 3	$1,000.00	$1,049.29	$2.48	$1,000.00	$1,022.79	$2.45	0.48%
SA VCP Allocation Index#
Class 1	$1,000.00	$1,065.06	$1.46	$1,000.00	$1,023.79	$1.43	0.28%
Class 3	$1,000.00	$1,064.76	$2.76	$1,000.00	$1,022.53	$2.70	0.53%
SA WellsCap Aggressive Growth
Class 1	$1,000.00	$1,023.25	$4.39	$1,000.00	$1,020.87	$4.38	0.86%
Class 2	$1,000.00	$1,022.08	$5.15	$1,000.00	$1,020.11	$5.14	1.01%
Class 3	$1,000.00	$1,021.63	$5.66	$1,000.00	$1,019.61	$5.65	1.11%

@	See Note 1 in Notes to Financial Statements
*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days (to reflect the one-half year period) except for SA Franklin U.S. Equity Smart Beta Portfolio, “Actual Return” Information which were multiplied by 116 days divided by 365 days. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended January 31, 2020” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Period Ended January 31, 2020” and the “Annualized Expense Ratio” would have been lower.

7

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Web Portals/ISP	7.7%
Applications Software	7.5
Medical-Biomedical/Gene	7.2
Medical Instruments	5.1
Internet Content-Entertainment	5.1
Finance-Credit Card	4.9
Medical-HMO	4.8
Beverages-Non-alcoholic	4.1
Medical-Drugs	4.0
Commercial Services-Finance	3.9
Retail-Building Products	2.6
Athletic Footwear	2.6
Retail-Discount	2.5
Electronic Components-Semiconductors	2.2
Entertainment Software	2.2
Coatings/Paint	2.0
Medical Products	1.8
E-Commerce/Services	1.8
Electronic Security Devices	1.7
Electronic Forms	1.7
Electronic Measurement Instruments	1.7
Retail-Apparel/Shoe	1.6
E-Commerce/Products	1.6
Retail-Perfume & Cosmetics	1.5
Retail-Major Department Stores	1.3
Distribution/Wholesale	1.2
Networking Products	1.0
Enterprise Software/Service	1.0
Semiconductor Components-Integrated Circuits	0.9
Dental Supplies & Equipment	0.8
Electric Products-Misc.	0.7
Retail-Misc./Diversified	0.6
Machinery-General Industrial	0.5
Retail-Restaurants	0.4
Communications Software	0.4
Instruments-Controls	0.4
Semiconductor Equipment	0.4
Brewery	0.4
Electronic Connectors	0.4
Industrial Automated/Robotic	0.3
Diversified Manufacturing Operations	0.3
Computer Aided Design	0.1

92.9%

*	Calculated as a percentage of net assets

8

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 92.9%
Applications Software — 7.5%
Microsoft Corp.	711,110	$121,052,255

Athletic Footwear — 2.6%
NIKE, Inc., Class B	430,650	41,471,595

Beverages-Non-alcoholic — 4.1%
Monster Beverage Corp.†	994,951	66,263,737

Brewery — 0.4%
Constellation Brands, Inc., Class A	31,920	6,010,536

Coatings/Paint — 2.0%
Sherwin-Williams Co.	57,350	31,943,376

Commercial Services-Finance — 3.9%
Euronet Worldwide, Inc.†	49,194	7,754,942
PayPal Holdings, Inc.†	412,080	46,931,791
S&P Global, Inc.	27,220	7,995,331

		62,682,064

Communications Software — 0.4%
Slack Technologies, Inc., Class A†	309,199	6,409,695

Computer Aided Design — 0.1%
ANSYS, Inc.†	4,069	1,116,249

Dental Supplies & Equipment — 0.8%
Align Technology, Inc.†	51,750	13,304,925

Distribution/Wholesale — 1.2%
Copart, Inc.†	197,118	19,999,592

Diversified Manufacturing Operations — 0.3%
A.O. Smith Corp.	119,474	5,100,345

E-Commerce/Products — 1.6%
Amazon.com, Inc.†	12,240	24,586,733
Etsy, Inc.†	20,496	1,000,410

		25,587,143

E-Commerce/Services — 1.8%
Booking Holdings, Inc.†	15,659	28,664,582

Electric Products-Misc. — 0.7%
AMETEK, Inc.	113,470	11,023,610

Electronic Components-Semiconductors — 2.2%
IPG Photonics Corp.†	46,345	5,916,866
Texas Instruments, Inc.	60,950	7,353,618
Xilinx, Inc.	262,602	22,184,617

		35,455,101

Electronic Connectors — 0.4%
Amphenol Corp., Class A	60,030	5,971,184

Electronic Forms — 1.7%
Adobe, Inc.†	78,980	27,733,037

Electronic Measurement Instruments — 1.7%
Roper Technologies, Inc.	71,420	27,258,157

Electronic Security Devices — 1.7%
Allegion PLC	216,190	27,957,691

Enterprise Software/Service — 1.0%
Paycom Software, Inc.†	19,889	6,327,884
Tyler Technologies, Inc.†	20,000	6,473,600
Veeva Systems, Inc., Class A†	23,844	3,495,769

		16,297,253

Entertainment Software — 2.2%
Electronic Arts, Inc.†	301,318	32,518,239

Security Description	Shares	Value (Note 2)
Entertainment Software (continued)
Take-Two Interactive Software, Inc.†	23,439	$2,921,437

		35,439,676

Finance-Credit Card — 4.9%
Visa, Inc., Class A	396,980	78,987,111

Industrial Automated/Robotic — 0.3%
Cognex Corp.	112,140	5,715,776

Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	8,070	6,110,443

Internet Content-Entertainment — 5.1%
Facebook, Inc., Class A†	410,190	82,821,463

Machinery-General Industrial — 0.5%
IDEX Corp.	53,131	8,705,514

Medical Instruments — 5.1%
Edwards Lifesciences Corp.†	146,600	32,231,476
Intuitive Surgical, Inc.†	90,799	50,827,464

		83,058,940

Medical Products — 1.8%
ABIOMED, Inc.†	61,334	11,425,911
Stryker Corp.	84,960	17,901,072

		29,326,983

Medical-Biomedical/Gene — 7.2%
Illumina, Inc.†	95,980	27,840,919
Regeneron Pharmaceuticals, Inc.†	88,886	30,038,135
Vertex Pharmaceuticals, Inc.†	261,844	59,451,680

		117,330,734

Medical-Drugs — 4.0%
Zoetis, Inc.	487,810	65,468,980

Medical-HMO — 4.8%
UnitedHealth Group, Inc.	287,470	78,321,201

Networking Products — 1.0%
Arista Networks, Inc.†	74,193	16,570,265

Retail-Apparel/Shoe — 1.6%
Burlington Stores, Inc.†	119,916	26,078,133

Retail-Building Products — 2.6%
Home Depot, Inc.	186,310	42,497,311

Retail-Discount — 2.5%
Costco Wholesale Corp.	133,500	40,786,920

Retail-Major Department Stores — 1.3%
TJX Cos., Inc.	371,210	21,916,238

Retail-Misc./Diversified — 0.6%
Five Below, Inc.†	91,433	10,352,044

Retail-Perfume & Cosmetics — 1.5%
Ulta Beauty, Inc.†	88,074	23,595,905

Retail-Restaurants — 0.4%
Domino’s Pizza, Inc.	24,680	6,953,590

Semiconductor Components-Integrated Circuits — 0.9%
QUALCOMM, Inc.	166,220	14,180,228

Semiconductor Equipment — 0.4%
ASML Holding NV	21,430	6,014,544

9

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Web Portals/ISP — 7.7%
Alphabet, Inc., Class C†	87,530	$125,538,152

TOTAL INVESTMENTS (cost $1,172,850,094)(1)	92.9%	1,507,072,278
Other assets less liabilities	7.1	115,941,694

NET ASSETS	100.0%	$1,623,013,972

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,507,072,278	$—	$—	$1,507,072,278

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

10

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	13.3%
Banks-Commercial	9.2
Insurance-Reinsurance	3.9
Electric-Integrated	3.7
Airlines	3.4
Food-Misc./Diversified	2.8
Building-Residential/Commercial	2.8
Insurance-Property/Casualty	2.6
Insurance-Multi-line	2.5
Auto/Truck Parts & Equipment-Original	2.4
Retail-Restaurants	2.4
Computers-Integrated Systems	2.3
Computer Services	2.2
Semiconductor Components-Integrated Circuits	2.1
Containers-Paper/Plastic	1.8
Applications Software	1.8
Food-Wholesale/Distribution	1.8
Chemicals-Diversified	1.5
Building Products-Doors & Windows	1.5
Recreational Vehicles	1.4
Oil-Field Services	1.4
Beverages-Non-alcoholic	1.4
Data Processing/Management	1.3
Semiconductor Equipment	1.3
Commercial Services	1.2
Enterprise Software/Service	1.2
Medical Labs & Testing Services	1.2
Batteries/Battery Systems	1.2
Retail-Home Furnishings	1.2
Wire & Cable Products	1.1
Savings & Loans/Thrifts	1.1
Medical-HMO	1.1
Aerospace/Defense-Equipment	1.1
Banks-Super Regional	1.0
Transport-Truck	1.0
Retail-Apparel/Shoe	1.0
Circuit Boards	1.0
Transport-Services	0.9
Golf	0.9
Oil Refining & Marketing	0.9
Steel-Producers	0.8
Machine Tools & Related Products	0.8
Finance-Consumer Loans	0.8
Retail-Jewelry	0.7
Machinery-Electrical	0.7
Oil Field Machinery & Equipment	0.7
Machinery-Construction & Mining	0.7
E-Marketing/Info	0.6
Oil Companies-Exploration & Production	0.6
Building-Heavy Construction	0.6
Footwear & Related Apparel	0.6
Gas-Distribution	0.6
Apparel Manufacturers	0.6
Rubber/Plastic Products	0.6
Oil & Gas Drilling	0.5
Electronic Parts Distribution	0.4
Publishing-Books	0.4
Electronic Components-Misc.	0.3
Metal-Aluminum	0.2

99.1%

*	Calculated as a percentage of net assets

11

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.1%
Aerospace/Defense-Equipment — 1.1%
AAR Corp.	123,084	$5,240,917

Airlines — 3.4%
Alaska Air Group, Inc.	106,228	6,861,267
Hawaiian Holdings, Inc.	180,299	5,026,736
SkyWest, Inc.	84,424	4,657,672

		16,545,675

Apparel Manufacturers — 0.6%
Capri Holdings, Ltd.†	98,341	2,946,296

Applications Software — 1.8%
Cerence, Inc.†	50,998	1,088,807
Nuance Communications, Inc.†	392,365	7,423,546

		8,512,353

Auto/Truck Parts & Equipment-Original — 2.4%
Cooper-Standard Holdings, Inc.†	84,408	2,238,500
Dana, Inc.	291,271	4,488,486
Lear Corp.	41,485	5,110,123

		11,837,109

Banks-Commercial — 9.2%
Associated Banc-Corp	328,845	6,553,881
BankUnited, Inc.	212,596	7,015,668
Synovus Financial Corp.	182,011	6,374,025
Texas Capital Bancshares, Inc.†	101,086	5,555,686
Umpqua Holdings Corp.	367,614	6,212,677
Webster Financial Corp.	123,263	5,529,578
Zions Bancorp NA	155,116	7,056,227

		44,297,742

Banks-Super Regional — 1.0%
Comerica, Inc.	82,440	5,042,030

Batteries/Battery Systems — 1.2%
EnerSys	80,043	5,759,894

Beverages-Non-alcoholic — 1.4%
Cott Corp.	429,280	6,563,691

Building Products-Doors & Windows — 1.5%
Masonite International Corp.†	94,452	7,094,290

Building-Heavy Construction — 0.6%
Tutor Perini Corp.†	271,262	3,054,410

Building-Residential/Commercial — 2.8%
Lennar Corp., Class A	100,346	6,658,961
Taylor Morrison Home Corp., Class A†	258,181	6,681,724

		13,340,685

Chemicals-Diversified — 1.5%
Orion Engineered Carbons SA	231,445	3,633,686
Westlake Chemical Corp.	60,274	3,688,769

		7,322,455

Circuit Boards — 1.0%
TTM Technologies, Inc.†	324,291	4,666,548

Commercial Services — 1.2%
Quanta Services, Inc.	150,555	5,894,228

Computer Services — 2.2%
Amdocs, Ltd.	77,208	5,555,115
Genpact, Ltd.	111,206	4,923,090

		10,478,205

Security Description	Shares	Value (Note 2)
Computers-Integrated Systems — 2.3%
NCR Corp.†	181,394	$6,116,605
NetScout Systems, Inc.†	189,480	4,871,531

		10,988,136

Containers-Paper/Plastic — 1.8%
Graphic Packaging Holding Co.	282,452	4,414,725
Sealed Air Corp.	127,855	4,538,852

		8,953,577

Data Processing/Management — 1.3%
CommVault Systems, Inc.†	135,541	6,102,056

E-Marketing/Info — 0.6%
Criteo SA ADR†	205,029	3,155,396

Electric-Integrated — 3.7%
Alliant Energy Corp.	141,866	8,421,166
Black Hills Corp.	58,406	4,849,450
PNM Resources, Inc.	87,074	4,722,023

		17,992,639

Electronic Components-Misc. — 0.3%
Vishay Intertechnology, Inc.	71,110	1,442,822

Electronic Parts Distribution — 0.4%
Avnet, Inc.	57,196	2,087,082

Enterprise Software/Service — 1.2%
Verint Systems, Inc.†	101,372	5,879,576

Finance-Consumer Loans — 0.8%
OneMain Holdings, Inc.	92,227	3,907,658

Food-Misc./Diversified — 2.8%
Hain Celestial Group, Inc.†	261,273	6,325,419
Nomad Foods, Ltd.†	365,898	7,383,822

		13,709,241

Food-Wholesale/Distribution — 1.8%
US Foods Holding Corp.†	211,631	8,501,217

Footwear & Related Apparel — 0.6%
Skechers U.S.A., Inc., Class A†	80,668	3,016,177

Gas-Distribution — 0.6%
Southwest Gas Holdings, Inc.	39,060	2,949,421

Golf — 0.9%
Callaway Golf Co.	195,079	4,178,592

Insurance-Multi-line — 2.5%
American Financial Group, Inc.	60,318	6,561,995
Kemper Corp.	76,164	5,668,125

		12,230,120

Insurance-Property/Casualty — 2.6%
First American Financial Corp.	81,666	5,061,658
Hanover Insurance Group, Inc.	29,960	4,151,857
Selective Insurance Group, Inc.	52,120	3,452,950

		12,666,465

Insurance-Reinsurance — 3.9%
Essent Group, Ltd.	108,920	5,403,521
Everest Re Group, Ltd.	23,223	6,422,785
Reinsurance Group of America, Inc.	50,487	7,272,653

		19,098,959

Machine Tools & Related Products — 0.8%
Kennametal, Inc.	129,581	4,054,590

12

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Construction & Mining — 0.7%
Terex Corp.	127,776	$3,239,122

Machinery-Electrical — 0.7%
Regal Beloit Corp.	43,141	3,384,843

Medical Labs & Testing Services — 1.2%
ICON PLC†	34,227	5,771,357

Medical-HMO — 1.1%
Molina Healthcare, Inc.†	42,962	5,283,037

Metal-Aluminum — 0.2%
Alcoa Corp.†	75,492	1,053,113

Oil & Gas Drilling — 0.5%
Patterson-UTI Energy, Inc.	313,272	2,487,380

Oil Companies-Exploration & Production — 0.6%
Cimarex Energy Co.	32,377	1,421,026
QEP Resources, Inc.	526,082	1,667,680

		3,088,706

Oil Field Machinery & Equipment — 0.7%
Dril-Quip, Inc.†	80,968	3,311,591

Oil Refining & Marketing — 0.9%
HollyFrontier Corp.	91,864	4,126,531

Oil-Field Services — 1.4%
MRC Global, Inc.†	269,083	3,029,874
Oil States International, Inc.†	216,770	2,336,781
RPC, Inc.	271,990	1,232,115

		6,598,770

Publishing-Books — 0.4%
Houghton Mifflin Harcourt Co.†	350,951	1,937,250

Real Estate Investment Trusts — 13.3%
American Campus Communities, Inc.	136,770	6,273,640
Americold Realty Trust	154,018	5,309,000
Camden Property Trust	63,549	7,144,814
Cousins Properties, Inc.	149,079	6,101,803
CubeSmart	219,488	6,951,185
Easterly Government Properties, Inc.	193,195	4,677,251
Empire State Realty Trust, Inc., Class A	251,786	3,414,218
MGM Growth Properties LLC, Class A	198,488	6,339,707
Park Hotels & Resorts, Inc.	193,425	4,243,745
STAG Industrial, Inc.	223,510	7,205,962
Sun Communities, Inc.	39,987	6,484,692

		64,146,017

Security Description	Shares	Value (Note 2)
Recreational Vehicles — 1.4%
Brunswick Corp.	106,309	$6,681,521

Retail-Apparel/Shoe — 1.0%
Foot Locker, Inc.	125,222	4,754,679

Retail-Home Furnishings — 1.2%
Williams-Sonoma, Inc.	80,460	5,638,637

Retail-Jewelry — 0.7%
Signet Jewelers, Ltd.	141,839	3,448,106

Retail-Restaurants — 2.4%
Bloomin’ Brands, Inc.	255,041	5,297,202
Papa John’s International, Inc.	98,752	6,397,154

		11,694,356

Rubber/Plastic Products — 0.6%
Trinseo SA	97,430	2,798,190

Savings & Loans/Thrifts — 1.1%
Sterling Bancorp	267,580	5,351,600

Semiconductor Components-Integrated Circuits — 2.1%
Cypress Semiconductor Corp.	233,487	5,447,252
MaxLinear, Inc.†	234,442	4,569,274

		10,016,526

Semiconductor Equipment — 1.3%
Kulicke & Soffa Industries, Inc.	234,530	6,071,982

Steel-Producers — 0.8%
Carpenter Technology Corp.	103,238	4,102,678

Transport-Services — 0.9%
Hub Group, Inc., Class A†	84,111	4,446,949

Transport-Truck — 1.0%
Knight-Swift Transportation Holdings, Inc.	135,516	5,024,933

Wire & Cable Products — 1.1%
Belden, Inc.	111,326	5,485,032

TOTAL INVESTMENTS (cost $461,760,161)(1)	99.1%	479,453,158
Other assets less liabilities	0.9	4,486,007

NET ASSETS	100.0%	$483,939,165

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$479,453,158	$—	$—	$479,453,158

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

13

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

United States Treasury Notes	45.4%
U.S. Government Treasuries	5.8
Medical-Drugs	2.7
Applications Software	1.8
Banks-Commercial	1.0
Insurance-Life/Health	1.0
Diversified Banking Institutions	1.0
Computers	0.9
Medical Products	0.9
E-Commerce/Products	0.8
Finance-Credit Card	0.8
Commercial Services-Finance	0.7
Cosmetics & Toiletries	0.7
Oil Companies-Integrated	0.7
Electric-Integrated	0.7
Web Portals/ISP	0.6
Options Purchased	0.6
Internet Content-Entertainment	0.6
Aerospace/Defense	0.6
Cable/Satellite TV	0.6
Medical-Biomedical/Gene	0.6
Beverages-Non-alcoholic	0.5
Telephone-Integrated	0.5
Auto-Cars/Light Trucks	0.5
Real Estate Investment Trusts	0.4
Insurance-Multi-line	0.4
Chemicals-Diversified	0.4
Beverages-Wine/Spirits	0.4
Tobacco	0.4
Retail-Discount	0.4
Airlines	0.4
Machinery-General Industrial	0.4
Cellular Telecom	0.4
Electronic Components-Semiconductors	0.3
Medical Instruments	0.3
Retail-Restaurants	0.3
Chemicals-Specialty	0.3
Transport-Services	0.3
Insurance-Property/Casualty	0.3
Medical-HMO	0.3
Instruments-Controls	0.3
Retail-Apparel/Shoe	0.3
Retail-Building Products	0.3
Retail-Auto Parts	0.3
Brewery	0.3
Food-Misc./Diversified	0.3
Pharmacy Services	0.3
Finance-Other Services	0.2
Data Processing/Management	0.2
Web Hosting/Design	0.2
Textile-Apparel	0.2
Coatings/Paint	0.2
Medical-Hospitals	0.2
Food-Retail	0.2
Casino Services	0.2
Electronic Forms	0.2
Electronic Security Devices	0.2
Semiconductor Equipment	0.2
Advertising Agencies	0.2
Aerospace/Defense-Equipment	0.2
Steel-Producers	0.2

Commercial Services	0.2%
Athletic Footwear	0.2
Semiconductor Components-Integrated Circuits	0.2
Diversified Minerals	0.2
Medical Labs & Testing Services	0.2
Industrial Gases	0.2
Telecom Services	0.2
Computer Services	0.1
Enterprise Software/Service	0.1
Banks-Super Regional	0.1
Distribution/Wholesale	0.1
Oil Refining & Marketing	0.1
Wireless Equipment	0.1
Diversified Manufacturing Operations	0.1
E-Commerce/Services	0.1
Computer Aided Design	0.1
Real Estate Operations & Development	0.1
Agricultural Chemicals	0.1
Building Products-Cement	0.1
Oil-Field Services	0.1
Transport-Rail	0.1
Computer Data Security	0.1
Containers-Paper/Plastic	0.1
Investment Management/Advisor Services	0.1
Auto-Heavy Duty Trucks	0.1
Apparel Manufacturers	0.1
Computers-Periphery Equipment	0.1
Machinery-Pumps	0.1
Electric-Generation	0.1
Electronic Measurement Instruments	0.1
Investment Companies	0.1
Insurance Brokers	0.1
Metal-Diversified	0.1
Human Resources	0.1
Computers-Integrated Systems	0.1
Tools-Hand Held	0.1
Building-Heavy Construction	0.1
Diversified Operations	0.1
Diagnostic Kits	0.1
Retail-Drug Store	0.1
Retail-Consumer Electronics	0.1
Paper & Related Products	0.1
E-Services/Consulting	0.1
Theaters	0.1
Retail-Catalog Shopping	0.1
Auction Houses/Art Dealers	0.1
Security Services	0.1

86.0%

Country Allocation*

United States	73.7%
Japan	2.3
United Kingdom	1.5
France	1.3
Switzerland	1.3
Canada	1.1
Australia	1.0
Germany	0.7
Ireland	0.6

14

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited) — (continued)

Country Allocation* (continued)

Netherlands	0.5%
Finland	0.4
Bermuda	0.3
Denmark	0.2
Jersey	0.2
Spain	0.2
Hong Kong	0.1
Belgium	0.1
Sweden	0.1
Italy	0.1
Cayman Islands	0.1
Singapore	0.1
Luxembourg	0.1

86.0%

*	Calculated as a percentage of net assets

15

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 34.2%
Australia — 1.0%
Adelaide Brighton, Ltd.	10,558	$25,314
AGL Energy, Ltd.	29,676	391,509
ALS, Ltd.	11,189	71,207
Altium, Ltd.	2,749	71,519
Ansell, Ltd.	2,750	58,162
APA Group	2,581	19,241
Aristocrat Leisure, Ltd.	68,672	1,622,682
Aurizon Holdings, Ltd.	8,345	29,679
AusNet Services	57,571	67,383
Australia & New Zealand Banking Group, Ltd.	2,255	38,282
BHP Group, Ltd.	20,426	526,011
BlueScope Steel, Ltd.	2,502	23,436
Brambles, Ltd.	10,969	91,252
carsales.com, Ltd.	934	10,525
CIMIC Group, Ltd.	5,076	97,283
Coca-Cola Amatil, Ltd.	2,433	19,184
Cochlear, Ltd.	3,096	490,715
Coles Group, Ltd.	4,702	50,974
Commonwealth Bank of Australia	1,940	108,723
Computershare, Ltd.	883	10,492
Crown Resorts, Ltd.	7,050	54,623
CSL, Ltd.	2,466	504,223
Dexus	4,536	38,057
Domino’s Pizza Enterprises, Ltd.	1,163	42,139
Flight Centre Travel Group, Ltd.	262	6,849
Fortescue Metals Group, Ltd.	12,190	91,337
Goodman Group	6,757	66,268
GPT Group	11,193	44,424
Harvey Norman Holdings, Ltd.	2,809	7,831
IDP Education, Ltd.	6,294	72,928
Insurance Australia Group, Ltd.	5,222	24,354
LendLease Group	2,333	27,866
Macquarie Group, Ltd.	6,903	657,450
Magellan Financial Group, Ltd.	2,312	101,254
Medibank Private, Ltd.	11,388	23,164
Mirvac Group	16,268	36,405
National Australia Bank, Ltd.	2,315	39,423
Newcrest Mining, Ltd.	3,167	63,759
Orica, Ltd.	3,597	54,136
Orora, Ltd.	5,924	12,606
Qantas Airways, Ltd.	3,021	12,837
REA Group, Ltd.	1,327	99,361
Rio Tinto, Ltd.	1,984	129,225
Santos, Ltd.	1,648	9,409
Scentre Group	212,898	543,100
SEEK, Ltd.	1,696	25,306
Sonic Healthcare, Ltd.	13,192	275,013
Spark Infrastructure Group	21,013	30,484
Stockland	9,860	31,987
Tabcorp Holdings, Ltd.	47,063	145,995
Telstra Corp., Ltd.	17,214	43,401
Transurban Group	1,205	12,478
Treasury Wine Estates, Ltd.	79,464	678,413
Vicinity Centres	13,258	22,274
Westpac Banking Corp.	3,330	55,200
Woodside Petroleum, Ltd.	4,414	101,019
Woolworths Group, Ltd.	11,178	306,516

		8,314,687

Austria — 0.0%
ANDRITZ AG	121	4,769

Security Description	Shares	Value (Note 2)
Austria (continued)
Erste Group Bank AG	652	$23,945
OMV AG	329	16,391
Raiffeisen Bank International AG	819	18,678
Verbund AG	93	4,910

		68,693

Belgium — 0.1%
Ageas	981	54,086
Anheuser-Busch InBev SA NV	1,303	98,308
Colruyt SA	712	35,623
Galapagos NV†	229	51,225
Groupe Bruxelles Lambert SA	4,831	485,447
KBC Group NV	340	24,876
Proximus SADP	629	17,878
Solvay SA	109	11,231
UCB SA	3,195	294,366

		1,073,040

Bermuda — 0.3%
Arch Capital Group, Ltd.†	2,615	115,478
Athene Holding, Ltd., Class A†	2,309	100,580
Axalta Coating Systems, Ltd.†	626	18,035
CK Infrastructure Holdings, Ltd.	1,000	6,958
Essent Group, Ltd.	521	25,847
Everest Re Group, Ltd.	260	71,908
Hongkong Land Holdings, Ltd.	30,400	160,512
IHS Markit, Ltd.	16,412	1,294,250
Invesco, Ltd.	9,798	169,506
Jardine Matheson Holdings, Ltd.	1,500	83,553
Jardine Strategic Holdings, Ltd.	2,700	82,310
Kerry Properties, Ltd.	3,500	9,729
NWS Holdings, Ltd.	13,608	17,476
RenaissanceRe Holdings, Ltd.	94	17,807
Yue Yuen Industrial Holdings, Ltd.	2,500	6,916

		2,180,865

Canada — 1.1%
Air Canada†	558	18,691
Atco, Ltd., Class I	314	12,248
Bank of Montreal	11,119	847,998
Bausch Health Cos, Inc.†	1,341	36,793
BCE, Inc.	9,944	468,572
Canadian Apartment Properties REIT	324	13,857
Canadian Natural Resources, Ltd.	2,327	65,446
Canadian Utilities, Ltd., Class A	666	20,382
Capital Power Corp.	597	16,335
CCL Industries, Inc., Class B	5,223	220,263
CGI, Inc.†	5,848	447,769
CI Financial Corp.	930	16,296
Constellation Software, Inc.	83	87,243
Descartes Systems Group, Inc.†	217	9,728
Dollarama, Inc.	499	17,002
Empire Co., Ltd., Class A	755	17,514
First Capital Real Estate Investment Trust	725	11,872
FirstService Corp.	462	45,456
Fortis, Inc.	734	32,013
Gibson Energy, Inc.	3,427	68,778
Gildan Activewear, Inc.	779	21,585
H&R Real Estate Investment Trust	2,945	47,600
Husky Energy, Inc.	1,454	9,460
Hydro One, Ltd.*	5,130	104,275
iA Financial Corp., Inc.	439	24,159
Intact Financial Corp.	242	26,217
Kinross Gold Corp.†	5,722	29,012

16

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Canada (continued)
Kirkland Lake Gold, Ltd.	827	$33,914
Loblaw Cos., Ltd.	657	34,374
Magna International, Inc.	1,291	65,448
MEG Energy Corp.†	6,988	35,695
Metro, Inc., Class A	1,045	42,601
Northland Power, Inc.	2,235	50,310
Nutrien, Ltd.	19,325	824,897
Open Text Corp.	1,084	48,786
Power Financial Corp.	1,098	28,500
Quebecor, Inc., Class B	8,083	200,579
Restaurant Brands International, Inc.	16,861	1,028,682
RioCan Real Estate Investment Trust	618	12,683
Ritchie Bros. Auctioneers, Inc.	6,079	256,637
Rogers Communications, Inc., Class B	11,016	551,549
Royal Bank of Canada	145	11,458
Saputo, Inc.	852	26,177
Seven Generations Energy, Ltd., Class A†	1,858	9,322
Shopify, Inc., Class A†	1,782	829,908
SmartCentres Real Estate Investment Trust	296	7,025
Teck Resources, Ltd., Class B	3,061	39,552
TFI International, Inc.	2,977	95,334
Thomson Reuters Corp.	778	62,545
TMX Group, Ltd.	68	6,292
Toronto-Dominion Bank	35,216	1,946,273
Tourmaline Oil Corp.	847	8,544
Wheaton Precious Metals Corp.	4,992	146,961
WSP Global, Inc.	407	28,924

		9,169,534

Cayman Islands — 0.1%
ASM Pacific Technology, Ltd.	600	8,096
BeiGene, Ltd. ADR†	298	45,403
Budweiser Brewing Co. APAC, Ltd.†*	1,700	5,111
CK Asset Holdings, Ltd.	14,000	89,432
CK Hutchison Holdings, Ltd.	18,776	165,992
Herbalife Nutrition, Ltd.†	362	14,064
Melco Resorts & Entertainment, Ltd. ADR	2,831	57,101
Sands China, Ltd.	5,200	25,123
WH Group, Ltd.*	10,500	9,948
Wharf Real Estate Investment Co., Ltd.	8,000	41,117

		461,387

Curacao — 0.0%
Schlumberger, Ltd.	996	33,376

Denmark — 0.2%
AP Moller - Maersk A/S, Series A	17	19,150
AP Moller - Maersk A/S, Series B	6	7,191
Carlsberg A/S, Class B	4,670	683,352
Chr. Hansen Holding A/S	2,548	189,990
Coloplast A/S, Class B	721	90,903
Danske Bank A/S	1,062	17,735
Demant A/S†	311	10,103
DSV A/S	506	55,042
Genmab A/S†	422	97,575
GN Store Nord A/S	916	45,485
H. Lundbeck A/S	4,965	210,533
Novo Nordisk A/S, Class B	3,015	184,052
Orsted A/S*	321	34,994
Royal Unibrew A/S	698	66,425
SimCorp A/S	504	55,772
Tryg A/S	795	24,112

Security Description	Shares	Value (Note 2)
Denmark (continued)
Vestas Wind Systems A/S	234	$23,334

		1,815,748

Finland — 0.4%
Elisa Oyj	588	35,374
Fortum Oyj	34,725	841,412
Huhtamaki Oyj	1,084	48,294
Kone Oyj, Class B	25,931	1,674,345
Neste Oyj	1,112	44,246
Nokian Renkaat Oyj	531	14,326
Nordea Bank Abp	1,716	13,511
Orion Oyj, Class B	574	27,155
Sampo Oyj, Class A	4,600	208,393
Tieto EVRY Oyj	344	11,215
UPM-Kymmene Oyj	7,567	239,246
Valmet Oyj	505	10,962

		3,168,479

France — 1.3%
Aeroports de Paris	412	78,262
Air Liquide SA	208	30,131
Amundi SA*	288	23,491
Arkema SA	94	8,640
Atos SE	406	33,692
AXA SA	4,428	117,971
BioMerieux	162	16,067
BNP Paribas SA	1,872	99,542
Bouygues SA	946	37,340
Bureau Veritas SA	5,305	146,456
Christian Dior SE	138	64,621
Cie Generale des Etablissements Michelin SCA	1,306	151,899
CNP Assurances	2,547	45,934
Covivio	122	14,499
Credit Agricole SA	7,078	95,816
Danone SA	595	47,649
Dassault Aviation SA	90	109,968
Dassault Systemes SE	1,968	341,559
Edenred	10,107	546,146
Electricite de France SA	820	10,112
Engie SA	19,460	334,997
EssilorLuxottica SA	225	33,398
Eurazeo SE	55	3,959
Eutelsat Communications SA	722	10,829
Faurecia SA	318	15,183
Gecina SA	203	38,400
Hermes International	499	374,028
ICADE	41	4,581
Ingenico Group SA	305	35,561
Kering SA	115	70,636
Klepierre SA	462	15,734
Korian SA	205	9,389
L’Oreal SA	6,486	1,817,454
Lagardere SCA	1,801	34,355
LVMH Moet Hennessy Louis Vuitton SE	4,218	1,842,894
Natixis SA	1,288	5,446
Pernod Ricard SA	9,749	1,690,852
Peugeot SA	2,998	62,223
Publicis Groupe SA	3,613	160,411
Renault SA	334	12,982
Rexel SA	14,679	175,881
Rubis SCA	399	24,692
Safran SA	2,073	335,182

17

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Sanofi	1,607	$154,985
Schneider Electric SE	1,061	106,358
SCOR SE	3,446	146,787
SEB SA	84	10,807
Societe BIC SA	6	404
Societe Generale SA	1,045	33,802
Teleperformance	235	59,064
TOTAL SA	22,241	1,083,819
Ubisoft Entertainment SA†	114	8,693
Valeo SA	213	6,345
Veolia Environnement SA	3,344	98,855
Vinci SA	655	72,554
Wendel SA	37	4,945
Worldline SA†*	431	30,423

		10,946,703

Germany — 0.7%
adidas AG	231	73,121
Allianz SE	9,190	2,202,973
BASF SE	1,856	125,922
Bayer AG	1,391	112,321
Bayerische Motoren Werke AG	602	43,023
Beiersdorf AG	363	41,237
Carl Zeiss Meditec AG	963	118,071
Commerzbank AG	1,365	7,858
CompuGroup Medical SE	725	47,807
Covestro AG*	697	29,486
CTS Eventim AG & Co. KGaA	1,009	62,942
Daimler AG	1,038	48,106
Deutsche Bank AG	3,674	33,720
Deutsche Boerse AG	410	66,868
Deutsche Lufthansa AG	2,752	42,246
Deutsche Pfandbriefbank AG*	2,169	35,119
Deutsche Post AG	22,463	786,662
Deutsche Telekom AG	669	10,839
Deutsche Wohnen SE	634	26,873
E.ON SE	2,690	30,566
Fielmann AG	703	56,064
Fraport AG Frankfurt Airport Services Worldwide	164	12,243
Fresenius Medical Care AG & Co. KGaA	469	36,298
Fresenius SE & Co. KGaA	799	40,932
Fuchs Petrolub SE (Preference Shares)	375	16,662
Hannover Rueck SE	265	51,619
Henkel AG & Co. KGaA	176	16,330
Henkel AG & Co. KGaA (Preference Shares)	141	14,383
Jenoptik AG	2	55
Knorr-Bremse AG	35	3,826
Merck KGaA	777	99,936
METRO AG	1,418	19,832
Muenchener Rueckversicherungs-Gesellschaft AG	413	121,867
Porsche Automobil Holding SE (Preference Shares)	822	55,747
Puma SE	293	23,540
Rational AG	102	76,827
RWE AG	745	25,914
SAP SE	1,567	205,062
Sartorius AG (Preference Shares)	248	57,863
Siemens AG	3,078	381,182
Siemens Healthineers AG*	782	36,893

Security Description	Shares	Value (Note 2)
Germany (continued)
Software AG	434	$14,536
Stroeer SE & Co. KGaA	312	24,824
Symrise AG	202	20,809
TAG Immobilien AG	894	23,583
Talanx AG	216	10,807
Telefonica Deutschland Holding AG	44,147	133,576
Uniper SE	1,958	64,256
Volkswagen AG (Preference Shares)	142	25,566
Vonovia SE	973	55,591
Wirecard AG	160	23,666

		5,696,049

Guernsey — 0.0%
Amdocs, Ltd.	2,037	146,562

Hong Kong — 0.1%
AIA Group, Ltd.	20,219	199,339
Bank of East Asia, Ltd.	1,600	3,450
BOC Hong Kong Holdings, Ltd.	38,000	125,616
CLP Holdings, Ltd.	3,000	31,164
Galaxy Entertainment Group, Ltd.	3,000	19,577
Hang Lung Properties, Ltd.	11,000	22,920
Hang Seng Bank, Ltd.	1,600	32,324
Henderson Land Development Co., Ltd.	2,000	8,960
Hong Kong & China Gas Co., Ltd.	21,000	40,183
Hong Kong Exchanges & Clearing, Ltd.	1,704	56,141
Link REIT	12,100	121,999
New World Development Co., Ltd.	8,000	9,975
Sino Land Co., Ltd.	16,000	21,764
Sun Hung Kai Properties, Ltd.	9,000	124,752
Swire Pacific, Ltd., Class A	14,319	125,408
Swire Properties, Ltd.	8,000	24,727
Techtronic Industries Co., Ltd.	9,500	75,302
Vitasoy International Holdings, Ltd.	8,000	28,764
Wheelock & Co., Ltd.	7,555	46,037

		1,118,402

Ireland — 0.6%
Accenture PLC, Class A	2,527	518,566
AIB Group PLC	38,192	112,174
Allegion PLC	12,397	1,603,180
Allergan PLC	2,385	445,136
Bank of Ireland Group PLC	35,194	171,751
CRH PLC	2,337	88,013
DCC PLC	479	38,754
Eaton Corp. PLC	2,514	237,497
James Hardie Industries PLC CDI	8,644	180,930
Jazz Pharmaceuticals PLC†	507	72,678
Kerry Group PLC, Class A	812	104,204
Linde PLC	2,552	518,388
Medtronic PLC	5,714	659,624
Pentair PLC	627	26,917
Perrigo Co. PLC	1,315	75,008
Seagate Technology PLC	1,018	58,016
UDG Healthcare PLC	1,080	10,656
Willis Towers Watson PLC	275	58,105

		4,979,597

Israel — 0.0%
Bank Leumi Le-Israel B.M.	8,301	59,774
Check Point Software Technologies, Ltd.†	1,247	142,545
Teva Pharmaceutical Industries, Ltd. ADR†	962	10,005

		212,324

18

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Italy — 0.1%
A2A SpA	5,486	$10,957
Assicurazioni Generali SpA	3,293	64,199
Atlantia SpA	1,286	31,613
Enel SpA	12,244	106,694
Eni SpA	5,137	72,052
Interpump Group SpA	3,184	89,793
Intesa Sanpaolo SpA	22,347	55,546
Mediobanca Banca di Credito Finanziario SpA	846	8,440
Moncler SpA	181	7,816
Poste Italiane SpA*	1,706	19,517
Recordati SpA	142	6,082
Snam SpA	2,775	14,890
Terna Rete Elettrica Nazionale SpA	457	3,192
UniCredit SpA	2,708	36,198

		526,989

Japan — 2.3%
Acom Co., Ltd.	3,100	14,507
Advantest Corp.	400	21,085
Aeon Co., Ltd.	1,700	34,723
AEON Financial Service Co., Ltd.	100	1,559
Aeon Mall Co., Ltd.	100	1,664
AGC, Inc.	4,800	160,966
Aisin Seiki Co., Ltd.	900	29,812
Alfresa Holdings Corp.	675	13,617
ANA Holdings, Inc.	300	9,369
Asahi Group Holdings, Ltd.	500	23,233
Asahi Intecc Co., Ltd.	500	14,046
Asahi Kasei Corp.	1,564	15,964
Astellas Pharma, Inc.	3,945	69,898
Benesse Holdings, Inc.	1,200	32,909
Brother Industries, Ltd.	1,000	19,336
Calbee, Inc.	300	9,800
Canon Marketing Japan, Inc.	600	14,281
Central Japan Railway Co.	300	58,705
Chiba Bank, Ltd.	700	3,776
Chubu Electric Power Co., Inc.	8,895	120,858
Chugai Pharmaceutical Co., Ltd.	645	66,014
Citizen Holdings Co., Ltd.	8,700	41,813
Coca-Cola Bottlers Japan Holdings, Inc.	200	5,268
Concordia Financial Group, Ltd.	1,400	5,238
Credit Saison Co., Ltd.	200	3,210
Dai Nippon Printing Co., Ltd.	300	8,298
Dai-ichi Life Holdings, Inc.	42,746	632,295
Daicel Corp.	9,244	87,208
Daifuku Co., Ltd.	500	30,136
Daiichi Sankyo Co., Ltd.	1,020	69,089
Daikin Industries, Ltd.	200	28,144
Daito Trust Construction Co., Ltd.	628	73,962
Daiwa House Industry Co., Ltd.	1,300	40,900
Daiwa House REIT Investment Corp.	6	16,012
Daiwa Securities Group, Inc.	4,300	21,783
Denka Co., Ltd.	400	10,763
Denso Corp.	1,200	48,702
DIC Corp.	400	10,481
East Japan Railway Co.	2,900	256,601
Eisai Co., Ltd.	392	29,147
Electric Power Development Co., Ltd.	4,941	111,244
FamilyMart Co., Ltd.	500	10,886
FANUC Corp.	300	54,579
Fast Retailing Co., Ltd.	1,700	910,559

Security Description	Shares	Value (Note 2)
Japan (continued)
Fuji Media Holdings, Inc.	800	$10,876
Fujitsu, Ltd.	1,192	126,505
Fukuoka Financial Group, Inc.	300	5,157
Furukawa Electric Co., Ltd.	600	13,967
GMO Payment Gateway, Inc.	100	6,502
GS Yuasa Corp.	300	5,913
Gunma Bank, Ltd.	3,000	9,631
Hankyu Hanshin Holdings, Inc.	300	12,189
Hirose Electric Co., Ltd.	400	49,728
Hisamitsu Pharmaceutical Co., Inc.	200	10,074
Hitachi Chemical Co., Ltd.	800	33,503
Hitachi, Ltd.	4,600	175,662
Honda Motor Co., Ltd.	12,935	330,348
Hoya Corp.	784	75,361
Hulic Co., Ltd.	800	9,701
Idemitsu Kosan Co., Ltd.	200	4,991
Inpex Corp.	3,400	31,843
Izumi Co., Ltd.	200	6,307
Japan Airlines Co., Ltd.	1,000	28,271
Japan Exchange Group, Inc.	1,317	23,638
Japan Post Bank Co., Ltd.	8,400	77,215
Japan Post Holdings Co., Ltd.	18,200	165,354
Japan Post Insurance Co., Ltd.	5,800	97,886
Japan Prime Realty Investment Corp.	3	13,885
Japan Real Estate Investment Corp.	5	36,414
Japan Retail Fund Investment Corp.	8	17,111
Japan Tobacco, Inc.	800	16,928
JFE Holdings, Inc.	12,100	141,999
JTEKT Corp.	900	9,490
JXTG Holdings, Inc.	187,328	799,430
Kajima Corp.	9,998	126,742
Kakaku.com, Inc.	600	15,740
Kamigumi Co., Ltd.	600	12,799
Kandenko Co., Ltd.	1,100	10,357
Kaneka Corp.	763	23,300
Kansai Electric Power Co., Inc.	9,637	108,003
Kansai Paint Co., Ltd.	900	21,558
Kao Corp.	6,895	550,948
KDDI Corp.	16,916	504,036
Keyence Corp.	200	67,811
Kirin Holdings Co., Ltd.	21,900	477,761
Kobayashi Pharmaceutical Co., Ltd.	200	16,164
Kobe Steel, Ltd.	10,400	47,358
Koito Manufacturing Co., Ltd.	600	25,855
Konami Holdings Corp.	100	3,915
Konica Minolta, Inc.	14,600	90,401
Kose Corp.	192	25,649
Kubota Corp.	300	4,651
Kurita Water Industries, Ltd.	500	14,550
Kyowa Kirin Co., Ltd.	787	18,488
Kyushu Electric Power Co., Inc.	1,300	10,627
Lawson, Inc.	100	5,763
LINE Corp.†	100	4,946
Lintec Corp.	700	15,132
Lion Corp.	1,400	26,704
M3, Inc.	900	26,375
Marubeni Corp.	6,800	48,805
Maruha Nichiro Corp.	400	9,549
Mazda Motor Corp.	3,300	27,472
Mebuki Financial Group, Inc.	1,200	2,653
Medipal Holdings Corp.	1,695	35,985
MEIJI Holdings Co., Ltd.	400	28,080
Minebea Mitsumi, Inc.	500	9,728

19

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
MISUMI Group, Inc.	1,000	$24,801
Mitsubishi Electric Corp.	2,000	27,598
Mitsubishi Estate Co., Ltd.	3,200	62,681
Mitsubishi Gas Chemical Co., Inc.	10,127	152,661
Mitsubishi Heavy Industries, Ltd.	2,100	76,132
Mitsubishi UFJ Financial Group, Inc.	246,500	1,261,074
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,100	13,177
Mitsui Chemicals, Inc.	3,324	72,711
Mitsui Fudosan Co., Ltd.	2,300	60,781
Mitsui Mining & Smelting Co., Ltd.	600	14,112
Mizuho Financial Group, Inc.	148,200	218,546
MS&AD Insurance Group Holdings, Inc.	12,390	409,907
Murata Manufacturing Co., Ltd.	1,500	85,698
NEC Corp.	1,500	67,128
Nexon Co., Ltd.†	1,100	14,789
NH Foods, Ltd.	400	17,614
Nichirei Corp.	800	19,273
Nidec Corp.	300	37,978
Nifco, Inc.	600	15,708
Nintendo Co., Ltd.	181	67,040
Nippon Building Fund, Inc.	6	48,497
Nippon Electric Glass Co., Ltd.	6,000	115,348
Nippon Paint Holdings Co., Ltd.	1,400	66,930
Nippon Prologis REIT, Inc.	9	25,797
Nippon Shinyaku Co., Ltd.	100	8,937
Nippon Shokubai Co., Ltd.	200	11,718
Nippon Steel Corp.	5,800	80,001
Nippon Telegraph & Telephone Corp.	6,400	162,948
Nippon Television Holdings, Inc.	900	12,148
Nissan Chemical Corp.	600	24,604
Nissan Motor Co., Ltd.	66,550	361,289
Nitori Holdings Co., Ltd.	100	15,587
Nitto Denko Corp.	6,086	335,731
Nomura Holdings, Inc.	6,814	34,920
Nomura Real Estate Holdings, Inc.	100	2,464
Nomura Real Estate Master Fund, Inc.	15	26,385
NTN Corp.	16,600	43,699
NTT Data Corp.	913	12,810
NTT DOCOMO, Inc.	6,400	183,167
OBIC Co., Ltd.	100	13,690
Oji Holdings Corp.	19,900	100,479
Olympus Corp.	2,400	38,632
Ono Pharmaceutical Co., Ltd.	1,100	25,340
Oracle Corp. Japan	231	20,027
Oriental Land Co., Ltd.	300	39,167
ORIX Corp.	3,520	59,491
Orix JREIT, Inc.	8	16,883
Osaka Gas Co., Ltd.	200	3,367
Otsuka Corp.	84	3,286
Otsuka Holdings Co., Ltd.	770	34,060
Pan Pacific International Holdings Corp.	500	8,063
PeptiDream, Inc.†	500	23,770
Persol Holdings Co., Ltd.	2,147	38,452
Pigeon Corp.	300	10,510
Pola Orbis Holdings, Inc.	10,744	234,221
Recruit Holdings Co., Ltd.	5,198	203,295
Rengo Co., Ltd.	1,500	10,530
Resona Holdings, Inc.	7,200	29,542
Ryohin Keikaku Co., Ltd.	300	5,017
Santen Pharmaceutical Co., Ltd.	800	14,959
Sanwa Holdings Corp.	900	9,489
SBI Holdings, Inc.	300	6,958

Security Description	Shares	Value (Note 2)
Japan (continued)
Secom Co., Ltd.	2,200	$193,704
Sekisui Chemical Co., Ltd.	1,600	26,548
Seria Co., Ltd.	500	13,754
Seven & i Holdings Co., Ltd.	3,900	149,525
Seven Bank, Ltd.	800	2,395
Sharp Corp.	300	4,077
Shimamura Co., Ltd.	100	7,511
Shin-Etsu Chemical Co., Ltd.	400	45,529
Shinsei Bank, Ltd.	200	3,046
Shionogi & Co., Ltd.	740	43,991
Shiseido Co., Ltd.	564	36,447
Shizuoka Bank, Ltd.	1,400	9,785
Showa Denko KK	178	4,272
SMC Corp.	100	43,268
Softbank Corp.	1,500	20,599
SoftBank Group Corp.	2,056	83,245
Sompo Holdings, Inc.	1,000	37,308
Sony Corp.	1,232	86,595
Sony Financial Holdings, Inc.	1,000	22,963
Square Enix Holdings Co., Ltd.	100	4,953
Stanley Electric Co., Ltd.	1,000	25,631
Sumitomo Chemical Co., Ltd.	22,046	93,660
Sumitomo Dainippon Pharma Co., Ltd.	278	4,759
Sumitomo Electric Industries, Ltd.	6,100	80,640
Sumitomo Heavy Industries, Ltd.	500	12,987
Sumitomo Mitsui Financial Group, Inc.	22,500	788,470
Sumitomo Mitsui Trust Holdings, Inc.	2,000	73,427
Sumitomo Realty & Development Co., Ltd.	1,100	40,550
Sumitomo Rubber Industries, Ltd.	800	8,750
Sundrug Co., Ltd.	1,200	40,571
Suntory Beverage & Food, Ltd.	1,700	71,987
Suzuken Co., Ltd.	539	20,625
Suzuki Motor Corp.	800	36,319
Sysmex Corp.	300	21,457
T&D Holdings, Inc.	26,924	284,675
Taiheiyo Cement Corp.	722	19,344
Taisei Corp.	1,600	63,524
Taisho Pharmaceutical Holdings Co., Ltd.	320	22,605
Takeda Pharmaceutical Co., Ltd.	36,500	1,400,816
TDK Corp.	700	74,203
Teijin, Ltd.	6,813	121,711
Terumo Corp.	1,500	53,541
Toho Gas Co., Ltd.	400	15,406
Tohoku Electric Power Co., Inc.	7,624	71,246
Tokio Marine Holdings, Inc.	2,112	114,339
Tokyo Century Corp.	100	5,065
Tokyo Electric Power Co. Holdings, Inc.†	5,700	22,539
Tokyo Electron, Ltd.	200	43,919
Tokyo Gas Co., Ltd.	1,800	39,456
Tokyu Corp.	700	12,321
Tokyu Fudosan Holdings Corp.	800	5,648
Topcon Corp.	900	12,304
Toppan Printing Co., Ltd.	1,400	27,847
Toray Industries, Inc.	6,500	43,126
Tosoh Corp.	3,300	46,330
Toyo Suisan Kaisha, Ltd.	400	16,760
Toyoda Gosei Co., Ltd.	200	4,515
Toyota Industries Corp.	100	5,396
Toyota Motor Corp.	2,685	186,293
Trend Micro, Inc.†	2,952	154,604
Ube Industries, Ltd.	6,100	122,591
Ulvac Inc	600	21,789

20

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Unicharm Corp.	600	$20,514
United Urban Investment Corp.	11	19,721
West Japan Railway Co.	200	16,856
Yakult Honsha Co., Ltd.	400	20,125
Yamaha Motor Co., Ltd.	5,100	93,748
Yamato Holdings Co., Ltd.	8,900	142,669
Yamazaki Baking Co., Ltd.	500	9,524
Yaskawa Electric Corp.	300	10,317
Yokohama Rubber Co., Ltd.	600	10,132
Z Holdings Corp.	4,800	18,850
Zenkoku Hosho Co., Ltd.	300	12,840

		18,794,398

Jersey — 0.2%
Amcor PLC CDI	36,383	379,253
Aptiv PLC	881	74,700
boohoo Group PLC†	11,273	44,983
Experian PLC	27,290	948,981
Ferguson PLC	946	84,790

		1,532,707

Luxembourg — 0.1%
ArcelorMittal	1,901	28,067
Aroundtown SA	21,852	206,974
Eurofins Scientific SE	12	6,465
Subsea 7 SA	5,330	57,319
Tenaris SA	2,231	23,089

		321,914

Netherlands — 0.5%
ABN AMRO Group NV CVA*	576	10,014
Adyen NV†*	40	36,754
Aegon NV	36,410	147,942
AerCap Holdings NV†	879	49,760
Airbus SE	1,015	149,749
Akzo Nobel NV	958	90,416
ASM International NV	1,563	189,773
ASML Holding NV	686	192,392
EXOR NV	308	22,717
Ferrari NV	402	67,907
Fiat Chrysler Automobiles NV	4,951	64,308
GrandVision NV*	507	15,553
Heineken Holding NV	474	46,644
Heineken NV	62	6,748
ING Groep NV	6,723	72,969
Koninklijke Ahold Delhaize NV	4,896	120,269
Koninklijke DSM NV	199	24,332
Koninklijke Philips NV	5,487	251,170
Koninklijke Vopak NV	386	20,674
LyondellBasell Industries NV, Class A	2,668	207,731
Mylan NV†	2,927	62,696
NN Group NV	46,694	1,623,007
NXP Semiconductors NV	1,179	149,568
Prosus NV†	1,258	90,661
QIAGEN NV†	333	11,142
Randstad NV	429	24,627
STMicroelectronics NV	3,066	85,792
Unilever NV	2,259	131,385
Wolters Kluwer NV	1,161	87,277

		4,053,977

New Zealand — 0.0%
a2 Milk Co., Ltd.†	295	2,813

Security Description	Shares	Value (Note 2)
New Zealand (continued)
Contact Energy, Ltd.	3,561	$17,048
Fisher & Paykel Healthcare Corp., Ltd.	2,255	33,818
Mercury NZ, Ltd.	2,816	9,484
Meridian Energy, Ltd.	5,299	18,197
Spark New Zealand, Ltd.	4,973	14,935
Xero, Ltd.†	1,139	64,039

		160,334

Norway — 0.0%
Equinor ASA	9,222	167,711
TGS NOPEC Geophysical Co. ASA	827	21,019
Tomra Systems ASA	357	10,504

		199,234

Papua New Guinea — 0.0%
Oil Search, Ltd.	8,528	40,700

Portugal — 0.0%
EDP - Energias de Portugal SA	5,992	30,063
Galp Energia SGPS SA	1,763	26,653

		56,716

Singapore — 0.1%
CapitaLand, Ltd.	30	79
ComfortDelGro Corp., Ltd.	9,700	15,303
DBS Group Holdings, Ltd.	3,082	56,545
Flex, Ltd.†	2,284	30,035
Mapletree Commercial Trust	8,300	14,247
Oversea-Chinese Banking Corp., Ltd.	4,337	34,010
Singapore Airlines, Ltd.	2,500	15,571
Singapore Telecommunications, Ltd.	77,700	187,911
United Overseas Bank, Ltd.	2,354	43,669
Wilmar International, Ltd.	3,200	9,024
Yangzijiang Shipbuilding Holdings, Ltd.	11,000	7,432

		413,826

Spain — 0.2%
Acciona SA	1,352	153,431
Acerinox SA	1,749	17,056
ACS Actividades de Construccion y Servicios SA	1,633	54,153
Aena SME SA*	410	75,886
Amadeus IT Group SA	976	76,450
Banco Bilbao Vizcaya Argentaria SA	16,187	83,661
Banco de Sabadell SA	7,780	7,012
Banco Santander SA	32,230	127,394
Bankinter SA	918	5,951
CaixaBank SA	4,889	14,283
Endesa SA	2,755	75,593
Grifols SA	2,175	73,063
Iberdrola SA	14,083	154,020
Iberdrola SA (Interim Shares)†	229	2,511
Industria de Diseno Textil SA	1,627	54,749
Mapfre SA	8,426	21,556
Naturgy Energy Group SA	1,377	36,326
Red Electrica Corp. SA	1,933	38,631
Repsol SA	2,708	37,315
Telefonica SA	7,034	47,606

		1,156,647

SupraNational — 0.0%
Unibail-Rodamco-Westfield	396	53,726

21

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Sweden — 0.1%
Atlas Copco AB, Class A	234	$8,303
Boliden AB	1,153	27,448
Evolution Gaming Group AB*	404	12,496
ICA Gruppen AB	961	42,205
Investor AB, Class B	133	7,291
L E Lundbergforetagen AB, Class B	314	13,608
Lundin Petroleum AB	173	5,258
Volvo AB, Class B	35,777	611,026

		727,635

Switzerland — 1.3%
ABB, Ltd.	1,258	29,275
Adecco Group AG	648	38,106
Alcon, Inc.†	917	54,174
Baloise Holding AG	445	80,461
Chocoladefabriken Lindt & Spruengli AG	1	93,335
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	16,788
Cie Financiere Richemont SA	379	27,641
Clariant AG	1,253	28,168
Coca-Cola HBC AG	790	29,116
Credit Suisse Group AG	7,838	99,033
EMS-Chemie Holding AG	97	63,605
Flughafen Zurich AG	184	32,020
Garmin, Ltd.	515	49,929
Givaudan SA	3	9,901
Julius Baer Group, Ltd.	598	29,894
Kuehne & Nagel International AG	339	54,859
LafargeHolcim, Ltd.	12,975	660,652
Logitech International SA	14,159	636,743
Lonza Group AG	119	48,929
Nestle SA	10,488	1,157,812
Novartis AG	24,354	2,303,753
Pargesa Holding SA	601	48,215
Partners Group Holding AG	88	80,705
PSP Swiss Property AG	272	41,127
Roche Holding AG	8,835	2,973,516
Schindler Holding AG (Participation Certificate)	83	21,437
SGS SA	25	72,220
Sika AG	1,667	300,087
Sonova Holding AG	341	85,581
Straumann Holding AG	405	386,580
Sunrise Communications Group AG*	3,987	329,236
Swatch Group AG	65	16,317
Swiss Life Holding AG	184	92,504
Swiss Prime Site AG	268	32,740
Swiss Re AG	1,617	182,721
Swisscom AG	107	58,738
TE Connectivity, Ltd.	1,356	124,996
Temenos AG	135	21,729
UBS Group AG	10,019	124,441
VAT Group AG*	62	9,386
Vifor Pharma AG	72	13,268
Zurich Insurance Group AG	538	223,624

		10,783,362

United Kingdom — 1.5%
3i Group PLC	5,349	77,803
Anglo American PLC	20	524
Aon PLC	1,591	350,418
Associated British Foods PLC	403	14,019

Security Description	Shares	Value (Note 2)
United Kingdom (continued)
AstraZeneca PLC	3,917	$382,977
Aviva PLC	95,725	505,177
Barclays PLC	23,420	51,793
Barratt Developments PLC	4,487	47,809
Berkeley Group Holdings PLC	558	38,754
BHP Group PLC	16,099	352,613
BP PLC	112,096	675,565
British American Tobacco PLC	19,515	862,663
Britvic PLC	1,629	19,947
Burberry Group PLC	1,777	45,638
Carnival PLC	731	29,891
Centrica PLC	48,622	54,692
Coca-Cola European Partners PLC	2,714	142,784
Compass Group PLC	10,892	269,775
Dechra Pharmaceuticals PLC	1,529	57,520
Diageo PLC	23,053	912,125
Direct Line Insurance Group PLC	31,310	140,123
Evraz PLC	2,093	9,667
GlaxoSmithKline PLC	61,805	1,451,187
Greggs PLC	571	16,959
Hargreaves Lansdown PLC	388	8,793
HomeServe PLC	5,402	91,042
Howden Joinery Group PLC	2,403	21,809
HSBC Holdings PLC	31,961	232,653
IG Group Holdings PLC	2,197	19,249
Imperial Brands PLC	1,549	39,782
J Sainsbury PLC	69,585	186,578
JD Sports Fashion PLC	17,852	194,339
John Wood Group PLC	2,055	10,155
Johnson Matthey PLC	239	8,211
Kingfisher PLC	8,960	24,257
Land Securities Group PLC	376	4,634
Legal & General Group PLC	8,120	32,677
Lloyds Banking Group PLC	33,560	24,980
London Stock Exchange Group PLC	496	51,452
M&G PLC†	1,258	3,980
Meggitt PLC	3,493	31,244
Moneysupermarket.com Group PLC	8,176	34,976
NMC Health PLC	128	2,177
Pearson PLC	3,234	24,255
Persimmon PLC	1,365	55,262
Prudential PLC	3,755	66,830
Reckitt Benckiser Group PLC	1,098	90,942
RELX PLC	6,606	175,426
Rightmove PLC	6,323	55,079
Rio Tinto PLC	7,148	385,205
Rotork PLC	3,280	13,112
Royal Bank of Scotland Group PLC	6,588	18,820
Royal Dutch Shell PLC, Class A	38,311	1,007,684
Royal Dutch Shell PLC, Class B	33,986	894,850
RSA Insurance Group PLC	634	4,600
Sage Group PLC	183	1,778
Schroders PLC	169	7,162
Segro PLC	4,934	59,483
Smith & Nephew PLC	8,556	205,908
SSE PLC	4,239	84,709
SSP Group PLC	11,234	95,743
Standard Chartered PLC	8,308	69,157
Standard Life Aberdeen PLC	3,311	13,238
Taylor Wimpey PLC	14,425	41,179
TechnipFMC PLC	14,658	242,004
Tesco PLC	13,700	44,791
Unilever PLC	11,488	686,148

22

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Vodafone Group PLC	179,703	$353,577
WH Smith PLC	1,553	49,224
WM Morrison Supermarkets PLC	129,803	311,280

		12,590,857

United States — 21.9%
3M Co.	998	158,343
A.O. Smith Corp.	1,294	55,241
Abbott Laboratories	10,668	929,610
AbbVie, Inc.	9,591	777,063
ABIOMED, Inc.†	39	7,265
Activision Blizzard, Inc.	1,865	109,065
Acuity Brands, Inc.	169	19,920
Adobe, Inc.†	4,617	1,621,213
Advance Auto Parts, Inc.	1,402	184,713
Affiliated Managers Group, Inc.	256	20,442
Aflac, Inc.	8,129	419,213
AGCO Corp.	2,689	188,606
Agilent Technologies, Inc.	1,373	113,355
Air Products & Chemicals, Inc.	1,343	320,588
Akamai Technologies, Inc.†	722	67,399
Albemarle Corp.	1,320	105,970
Alexion Pharmaceuticals, Inc.†	1,440	143,122
Align Technology, Inc.†	91	23,396
Alleghany Corp.†	108	86,147
Alliance Data Systems Corp.	67	6,887
Alliant Energy Corp.	980	58,173
Allstate Corp.	2,389	283,192
Ally Financial, Inc.	1,738	55,668
Alnylam Pharmaceuticals, Inc.†	713	81,845
Alphabet, Inc., Class A†	1,805	2,586,168
Alphabet, Inc., Class C†	1,714	2,458,270
Altria Group, Inc.	19,314	917,994
Amazon.com, Inc.†	3,182	6,391,747
AMERCO	62	23,019
Ameren Corp.	3,441	282,334
American Airlines Group, Inc.	17,240	462,722
American Campus Communities, Inc.	447	20,504
American Electric Power Co., Inc.	1,124	117,143
American Express Co.	1,616	209,870
American Financial Group, Inc.	242	26,327
American Tower Corp.	728	168,707
Ameriprise Financial, Inc.	219	36,225
AmerisourceBergen Corp.	1,172	100,276
Amgen, Inc.	3,900	842,595
AMN Healthcare Services, Inc.†	329	22,168
Amphenol Corp., Class A	98	9,748
Analog Devices, Inc.	4,200	460,950
ANSYS, Inc.†	539	147,864
Anthem, Inc.	1,619	429,488
Apache Corp.	1,926	52,849
Apple Hospitality REIT, Inc.	34,424	517,048
Apple, Inc.	23,877	7,390,170
AptarGroup, Inc.	86	9,934
Archer-Daniels-Midland Co.	2,203	98,606
Arconic, Inc.	2,288	68,526
Arrow Electronics, Inc.†	370	28,098
Arthur J. Gallagher & Co.	285	29,232
Associated Banc-Corp	697	13,891
Assurant, Inc.	635	82,906
AT&T, Inc.	8,958	337,000
Atmos Energy Corp.	472	55,238

Security Description	Shares	Value (Note 2)
United States (continued)
Autodesk, Inc.†	513	$100,984
Autoliv, Inc.	708	54,254
Automatic Data Processing, Inc.	396	67,870
AutoZone, Inc.†	480	507,821
Avangrid, Inc.	3,750	199,725
Avista Corp.	1,302	66,207
Avnet, Inc.	943	34,410
Baker Hughes Co.	17,547	380,068
Ball Corp.	644	46,484
Bank of America Corp.	21,458	704,466
Bank of New York Mellon Corp.	6,209	278,039
Bank OZK	1,432	38,922
BankUnited, Inc.	531	17,523
Baxter International, Inc.	3,248	289,787
Becton Dickinson and Co.	681	187,398
Berkshire Hathaway, Inc., Class B†	3,042	682,716
Best Buy Co., Inc.	4,014	339,946
Bio-Rad Laboratories, Inc., Class A†	523	188,761
Bio-Techne Corp.	96	20,157
Biogen, Inc.†	1,936	520,494
BioMarin Pharmaceutical, Inc.†	1,064	88,844
Black Knight, Inc.†	1,143	76,490
Blackstone Group, Inc., Class A	1,525	93,132
Blackstone Mtg. Trust, Inc., Class A	3,200	122,240
Boeing Co.	1,681	535,012
Booking Holdings, Inc.†	337	616,895
Booz Allen Hamilton Holding Corp.	580	45,263
BorgWarner, Inc.	1,529	52,429
Boston Scientific Corp.†	2,237	93,663
Boyd Gaming Corp.	378	11,283
Bright Horizons Family Solutions, Inc.†	90	14,736
Bristol-Myers Squibb Co.	7,471	470,299
Bristol-Myers Squibb Co. CVR†	4,247	14,780
Broadcom, Inc.	363	110,773
Broadridge Financial Solutions, Inc.	181	21,566
Brown-Forman Corp., Class B	955	64,596
Burlington Stores, Inc.†	1,572	341,863
C.H. Robinson Worldwide, Inc.	3,549	256,309
Cabot Oil & Gas Corp.	2,315	32,618
Cadence Design Systems, Inc.†	2,502	180,419
Camden Property Trust	565	63,523
Capital One Financial Corp.	949	94,710
Cardinal Health, Inc.	2,211	113,225
Cargurus, Inc.†	498	17,754
Carlisle Cos., Inc.	242	37,808
CarMax, Inc.†	2,315	224,648
Cboe Global Markets, Inc.	632	77,875
CDK Global, Inc.	235	12,615
CDW Corp.	2,424	316,211
Celanese Corp.	1,388	143,658
Centene Corp.†	1,959	123,045
Cerner Corp.	1,458	104,728
CF Industries Holdings, Inc.	1,990	80,157
Charles Schwab Corp.	2,676	121,892
Charter Communications, Inc., Class A†	2,442	1,263,637
Cheniere Energy, Inc.†	268	15,876
Chevron Corp.	4,878	522,629
Chipotle Mexican Grill, Inc.†	102	88,410
Choice Hotels International, Inc.	246	24,649
Church & Dwight Co., Inc.	41	3,043
Cigna Corp.	1,564	300,882
Cincinnati Financial Corp.	330	34,633

23

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Cinemark Holdings, Inc.	9,754	$307,349
Cintas Corp.	1,195	333,369
Cirrus Logic, Inc.†	286	21,968
CIT Group, Inc.	14,691	671,526
Citigroup, Inc.	4,678	348,090
Citizens Financial Group, Inc.	29,618	1,104,159
Citrix Systems, Inc.	83	10,061
CME Group, Inc.	824	178,899
Coca-Cola Co.	52,089	3,041,998
Cognizant Technology Solutions Corp., Class A	1,268	77,830
Comcast Corp., Class A	39,892	1,722,935
Comerica, Inc.	4,584	280,357
Concho Resources, Inc.	960	72,749
ConocoPhillips	3,912	232,490
Constellation Brands, Inc., Class A	647	121,830
Continental Resources, Inc.	1,346	36,638
Cooper Cos., Inc.	201	69,725
Copart, Inc.†	4,764	483,355
Cornerstone OnDemand, Inc.†	1,960	115,248
Corteva, Inc.	6,625	191,595
Costco Wholesale Corp.	1,285	392,593
Crane Co.	3,405	290,991
Crown Castle International Corp.	570	85,409
CSX Corp.	1,391	106,189
Cullen/Frost Bankers, Inc.	247	22,023
Cummins, Inc.	594	95,022
Curtiss-Wright Corp.	1,110	161,427
CVS Health Corp.	18,790	1,274,338
Danaher Corp.	1,211	194,814
DaVita, Inc.†	939	74,998
Delta Air Lines, Inc.	14,652	816,702
Devon Energy Corp.	3,736	81,146
DexCom, Inc.†	969	233,287
Diamondback Energy, Inc.	786	58,478
Digital Realty Trust, Inc.	114	14,021
Discover Financial Services	523	39,293
Discovery, Inc., Class A†	512	14,981
Discovery, Inc., Class C†	1,465	40,683
DocuSign, Inc.†	364	28,578
Dolby Laboratories, Inc., Class A	303	21,010
Dollar General Corp.	9,075	1,392,196
Dominion Energy, Inc.	1,809	155,122
Domino’s Pizza, Inc.	132	37,191
Dover Corp.	563	64,098
Dow, Inc.	5,235	241,176
Dropbox, Inc., Class A†	478	8,136
DTE Energy Co.	1,221	161,917
Duke Energy Corp.	954	93,139
Dunkin’ Brands Group, Inc.	3,141	245,281
DuPont de Nemours, Inc.	14,021	717,595
E*TRADE Financial Corp.	165	7,032
East West Bancorp, Inc.	6,750	309,420
Eastman Chemical Co.	2,532	180,456
Eaton Vance Corp.	442	20,221
eBay, Inc.	1,266	42,487
Ecolab, Inc.	9,870	1,935,606
Edison International	1,529	117,045
Edwards Lifesciences Corp.†	7,859	1,727,880
Elanco Animal Health, Inc.†	1,892	58,463
Electronic Arts, Inc.†	696	75,112
Eli Lilly & Co.	2,914	406,911

Security Description	Shares	Value (Note 2)
United States (continued)
EMCOR Group, Inc.	124	$10,189
Entergy Corp.	168	22,095
EOG Resources, Inc.	2,272	165,652
EPAM Systems, Inc.†	220	50,191
Equinix, Inc.	109	64,281
Equitable Holdings, Inc.	2,306	55,390
Equity Residential	72	5,982
Erie Indemnity Co., Class A	212	35,298
Estee Lauder Cos., Inc., Class A	5,026	980,874
Exact Sciences Corp.†	843	78,635
Exelon Corp.	6,963	331,369
Expedia Group, Inc.	1,121	121,572
Expeditors International of Washington, Inc.	1,580	115,403
Extended Stay America, Inc.	16,066	207,573
Exxon Mobil Corp.	14,665	910,990
F5 Networks, Inc.†	254	31,018
Facebook, Inc., Class A†	22,624	4,568,012
FactSet Research Systems, Inc.	390	111,583
Fastenal Co.	4,558	158,983
FedEx Corp.	2,873	415,551
Fidelity National Financial, Inc.	1,542	75,172
Fidelity National Information Services, Inc.	1,932	277,551
First American Financial Corp.	6,060	375,599
First Horizon National Corp.	46,893	750,288
FirstCash, Inc.	127	11,045
FirstEnergy Corp.	353	17,929
Fiserv, Inc.†	5,511	653,660
FLIR Systems, Inc.	590	30,409
Fluor Corp.	5,905	105,640
FMC Corp.	681	65,097
FNB Corp.	4,983	58,152
Ford Motor Co.	67,421	594,653
Fortinet, Inc.†	5,440	627,558
Fox Corp., Class A	826	30,628
Fox Corp., Class B	369	13,406
Franklin Resources, Inc.	1,520	38,456
Gap, Inc.	941	16,383
Gartner, Inc.†	1,236	198,724
GATX Corp.	149	11,343
General Dynamics Corp.	459	80,527
General Motors Co.	4,708	157,200
Gentex Corp.	3,277	97,556
Gilead Sciences, Inc.	8,147	514,890
Global Payments, Inc.	702	137,206
Globe Life, Inc.	7,347	765,998
Globus Medical, Inc., Class A†	183	9,567
GoDaddy, Inc., Class A†	15,731	1,057,281
Goldman Sachs Group, Inc.	732	174,033
Goodyear Tire & Rubber Co.	7,079	92,947
GrubHub, Inc.†	382	20,685
Guidewire Software, Inc.†	192	21,600
Halliburton Co.	5,533	120,675
Harley-Davidson, Inc.	71	2,371
Hartford Financial Services Group, Inc.	2,255	133,676
HCA Healthcare, Inc.	12,179	1,690,445
HD Supply Holdings, Inc.†	644	26,237
Healthpeak Properties, Inc.	1,965	70,720
HEICO Corp.	4,454	545,303
HEICO Corp., Class A	709	68,170
Henry Schein, Inc.†	1,929	132,985
Hess Corp.	1,247	70,543
Hewlett Packard Enterprise Co.	5,240	72,993

24

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Hill-Rom Holdings, Inc.	5,719	$609,016
HollyFrontier Corp.	604	27,132
Hologic, Inc.†	7,451	398,778
Home Depot, Inc.	5,818	1,327,086
Honeywell International, Inc.	11,659	2,019,572
Host Hotels & Resorts, Inc.	8,106	132,452
HP, Inc.	5,952	126,897
Hubbell, Inc.	1,991	285,171
Humana, Inc.	457	153,662
Huntington Ingalls Industries, Inc.	196	51,156
IAC/InterActiveCorp†	135	32,885
IDACORP, Inc.	5,584	626,469
IDEX Corp.	2,049	335,729
IDEXX Laboratories, Inc.†	1,297	351,500
Illumina, Inc.†	310	89,922
Incyte Corp.†	1,135	82,934
Ingredion, Inc.	299	26,312
Insperity, Inc.	423	36,958
Insulet Corp.†	54	10,478
Integra LifeSciences Holdings Corp.†	268	14,751
Intel Corp.	15,116	966,366
Intercontinental Exchange, Inc.	15,215	1,517,544
International Business Machines Corp.	1,854	266,475
International Flavors & Fragrances, Inc.	713	93,481
Interpublic Group of Cos., Inc.	40,601	921,643
Intuit, Inc.	5,837	1,636,578
Intuitive Surgical, Inc.†	188	105,239
Investors Bancorp, Inc.	4,413	53,331
Ionis Pharmaceuticals, Inc.†	822	47,939
IPG Photonics Corp.†	106	13,533
IQVIA Holdings, Inc.†	224	34,776
ITT, Inc.	444	29,784
J.M. Smucker Co.	585	60,612
Jack Henry & Associates, Inc.	1,289	192,757
Jacobs Engineering Group, Inc.	2,997	277,312
JB Hunt Transport Services, Inc.	538	58,066
Johnson & Johnson	23,016	3,426,392
Jones Lang LaSalle, Inc.	213	36,172
JPMorgan Chase & Co.	11,556	1,529,552
Juniper Networks, Inc.	2,926	67,122
Kansas City Southern	401	67,645
KeyCorp	626	11,712
Keysight Technologies, Inc.†	778	72,346
Kimberly-Clark Corp.	238	34,091
Kimco Realty Corp.	1,713	32,633
Kinder Morgan, Inc.	3,412	71,208
KKR & Co, Inc. Class A†	731	23,319
KLA Corp.	1,696	281,095
Kohl’s Corp.	698	29,839
Kraft Heinz Co.	2,207	64,444
Kroger Co.	6,612	177,598
L3Harris Technologies, Inc.	549	121,510
Laboratory Corp. of America Holdings†	2,697	473,054
Lam Research Corp.	2,638	786,678
Lamb Weston Holdings, Inc.	4,252	388,250
Lear Corp.	237	29,194
Legg Mason, Inc.	333	13,037
Leidos Holdings, Inc.	347	34,863
Lennox International, Inc.	128	29,821
Liberty Property Trust	569	35,648
Life Storage, Inc.	1,436	162,526
Lincoln National Corp.	2,093	114,027

Security Description	Shares	Value (Note 2)
United States (continued)
LKQ Corp.†	367	$11,995
Lockheed Martin Corp.	5,117	2,190,690
Loews Corp.	1,102	56,698
Lowe’s Cos., Inc.	6,188	719,293
Lululemon Athletica, Inc.†	1,332	318,867
Macquarie Infrastructure Corp.	349	15,394
Manhattan Associates, Inc.†	724	61,873
ManpowerGroup, Inc.	261	23,879
Marathon Oil Corp.	3,880	44,116
Marathon Petroleum Corp.	2,676	145,842
Markel Corp.†	28	32,843
MarketAxess Holdings, Inc.	231	81,816
Marsh & McLennan Cos., Inc.	1,146	128,192
Martin Marietta Materials, Inc.	104	27,435
Masco Corp.	4,891	232,420
Mastercard, Inc., Class A	6,576	2,077,621
Maxim Integrated Products, Inc.	6,625	398,295
McDonald’s Corp.	3,294	704,817
McKesson Corp.	1,071	152,735
MercadoLibre, Inc.†	82	54,366
Merck & Co., Inc.	7,370	629,693
MetLife, Inc.	13,904	691,168
Mettler-Toledo International, Inc.†	26	19,687
MGIC Investment Corp.	2,533	34,930
Micron Technology, Inc.†	4,560	242,090
Microsoft Corp.	55,429	9,435,679
Molson Coors Beverage Co., Class B	6,986	388,282
Monolithic Power Systems, Inc.	139	23,793
Monster Beverage Corp.†	1,592	106,027
Moody’s Corp.	3,679	944,730
Morgan Stanley	10,932	571,306
Motorola Solutions, Inc.	5,842	1,034,034
MSC Industrial Direct Co., Inc., Class A	4,334	295,015
MSCI, Inc.	170	48,586
Nasdaq, Inc.	739	86,064
National Instruments Corp.	7,186	320,711
National Oilwell Varco, Inc.	3,102	63,932
National Retail Properties, Inc.	942	52,752
Navient Corp.	1,065	15,315
Netflix, Inc.†	569	196,356
Neurocrine Biosciences, Inc.†	528	52,842
New Jersey Resources Corp.	6	248
New Residential Investment Corp.	1,928	32,275
New York Community Bancorp, Inc.	1,495	16,535
News Corp., Class A	1,445	19,681
NextEra Energy, Inc.	1,196	320,767
NIKE, Inc., Class B	11,536	1,110,917
Noble Energy, Inc.	2,307	45,609
Nordstrom, Inc.	474	17,472
Norfolk Southern Corp.	192	39,976
Northern Trust Corp.	339	33,158
Northrop Grumman Corp.	384	143,835
NRG Energy, Inc.	1,468	54,155
Nuance Communications, Inc.†	993	18,788
Nucor Corp.	12,167	577,811
NuVasive, Inc.†	326	25,141
NVIDIA Corp.	5,255	1,242,440
NVR, Inc.†	13	49,621
O’Reilly Automotive, Inc.†	3,021	1,226,828
Occidental Petroleum Corp.	3,149	125,078
OGE Energy Corp.	1,109	50,848
Okta, Inc.†	240	30,732
Old Dominion Freight Line, Inc.	303	59,458

25

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Omnicom Group, Inc.	6,282	$473,097
ONEOK, Inc.	651	48,740
Oracle Corp.	5,338	279,978
Owens Corning	468	28,309
PacWest Bancorp	16,397	574,715
Park Hotels & Resorts, Inc.	52,706	1,156,370
Paychex, Inc.	10,013	858,815
Paycom Software, Inc.†	161	51,224
Paylocity Holding Corp.†	738	104,715
PayPal Holdings, Inc.†	2,368	269,692
Pebblebrook Hotel Trust	744	17,648
PepsiCo, Inc.	3,444	489,117
Pfizer, Inc.	80,859	3,011,189
Philip Morris International, Inc.	17,950	1,484,465
Phillips 66	1,104	100,872
Physicians Realty Trust	1,680	32,508
Pinnacle West Capital Corp.	1,940	189,519
Pioneer Natural Resources Co.	747	100,845
PNM Resources, Inc.	385	20,879
Pool Corp.	795	174,343
Portland General Electric Co.	241	14,821
PPG Industries, Inc.	6,176	740,132
PPL Corp.	840	30,400
Principal Financial Group, Inc.	1,658	87,791
Procter & Gamble Co.	8,314	1,036,091
Progressive Corp.	1,821	146,936
Prologis, Inc.	857	79,598
Prudential Financial, Inc.	20,298	1,848,336
PTC, Inc.†	143	11,886
Public Service Enterprise Group, Inc.	192	11,366
Public Storage	744	166,477
PulteGroup, Inc.	1,066	47,597
Qorvo, Inc.†	477	50,495
QUALCOMM, Inc.	1,168	99,642
Quest Diagnostics, Inc.	2,643	292,501
Ralph Lauren Corp.	230	26,105
Raymond James Financial, Inc.	138	12,617
Raytheon Co.	1,077	237,952
RealPage, Inc.†	206	12,020
Regal Beloit Corp.	1,625	127,497
Regeneron Pharmaceuticals, Inc.†	523	176,743
Regions Financial Corp.	4,219	65,690
Reinsurance Group of America, Inc.	259	37,309
Reliance Steel & Aluminum Co.	440	50,512
ResMed, Inc.	734	116,684
RingCentral, Inc., Class A†	229	47,078
RLJ Lodging Trust	16,387	254,982
Robert Half International, Inc.	484	28,154
Rockwell Automation, Inc.	605	115,954
Rollins, Inc.	523	19,848
Ross Stores, Inc.	2,269	254,559
RPM International, Inc.	491	35,043
S&P Global, Inc.	6,479	1,903,077
salesforce.com, Inc.†	13,978	2,548,329
Sarepta Therapeutics, Inc.†	506	58,676
SBA Communications Corp.	90	22,460
Seattle Genetics, Inc.†	774	83,894
SEI Investments Co.	518	33,805
ServiceNow, Inc.†	3,186	1,077,601
Sherwin-Williams Co.	2,874	1,600,789
Simon Property Group, Inc.	1,239	164,973
Sirius XM Holdings, Inc.	222,657	1,574,185

Security Description	Shares	Value (Note 2)
United States (continued)
SiteOne Landscape Supply, Inc.†	212	$20,469
Skyworks Solutions, Inc.	705	79,771
Snap, Inc., Class A†	1,548	28,452
Snap-on, Inc.	2,898	462,608
Southwest Airlines Co.	14,735	810,130
Southwest Gas Holdings, Inc.	711	53,688
Spirit AeroSystems Holdings, Inc., Class A	446	29,133
Splunk, Inc.†	418	64,899
Sprint Corp.†	20,682	90,380
Square, Inc., Class A†	949	70,881
SS&C Technologies Holdings, Inc.	257	16,194
Starbucks Corp.	3,926	333,043
State Street Corp.	897	67,840
Steel Dynamics, Inc.	12,697	379,386
Stifel Financial Corp.	298	19,278
Stryker Corp.	6,072	1,279,370
Sunstone Hotel Investors, Inc.	15,214	192,914
Synchrony Financial	746	24,178
Synopsys, Inc.†	762	112,403
Synovus Financial Corp.	9,620	336,892
Sysco Corp.	1,296	106,453
T-Mobile US, Inc.†	2,557	202,489
T. Rowe Price Group, Inc.	1,370	182,936
Take-Two Interactive Software, Inc.†	245	30,537
Targa Resources Corp.	223	8,140
Target Corp.	2,120	234,769
TD Ameritrade Holding Corp.	629	29,865
Teledyne Technologies, Inc.†	3,787	1,382,482
Teleflex, Inc.	20	7,430
Telephone & Data Systems, Inc.	1,138	25,810
Teradata Corp.†	1,046	25,460
Teradyne, Inc.	702	46,325
Tesla, Inc.†	536	348,706
Texas Instruments, Inc.	450	54,292
Textron, Inc.	915	42,026
Thermo Fisher Scientific, Inc.	859	269,030
Timken Co.	255	13,395
TJX Cos., Inc.	505	29,815
Tractor Supply Co.	500	46,475
TransDigm Group, Inc.	113	72,691
TransUnion	4,057	372,027
Travelers Cos., Inc.	748	98,452
TripAdvisor, Inc.	918	25,080
Truist Financial Corp.	2,499	128,873
Twilio, Inc., Class A†	262	32,577
Twitter, Inc.†	3,295	107,022
Tyler Technologies, Inc.†	119	38,518
Tyson Foods, Inc., Class A	1,199	99,073
UGI Corp.	4,277	177,880
Ulta Beauty, Inc.†	216	57,869
Umpqua Holdings Corp.	3,251	54,942
Union Pacific Corp.	1,366	245,088
United Airlines Holdings, Inc.†	7,379	551,949
United Parcel Service, Inc., Class B	5,779	598,242
United Rentals, Inc.†	737	100,004
United Technologies Corp.	630	94,626
UnitedHealth Group, Inc.	5,511	1,501,472
Universal Health Services, Inc., Class B	872	119,560
Unum Group	5,180	138,254
US Bancorp	2,806	149,335
Valero Energy Corp.	1,108	93,415
Varian Medical Systems, Inc.†	377	52,995

26

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Veeva Systems, Inc., Class A†	1,944	$285,010
Ventas, Inc.	162	9,373
VEREIT, Inc.	4,174	40,738
VeriSign, Inc.†	164	34,135
Verizon Communications, Inc.	23,885	1,419,724
Vertex Pharmaceuticals, Inc.†	1,689	383,487
ViacomCBS, Inc., Class B	865	29,522
Visa, Inc., Class A	18,086	3,598,571
Vistra Energy Corp.	893	20,110
VMware, Inc., Class A†	245	36,275
Voya Financial, Inc.	2,585	154,402
Vulcan Materials Co.	318	45,038
W.R. Grace & Co.	838	56,448
WABCO Holdings, Inc.†	219	29,707
Walgreens Boots Alliance, Inc.	5,945	302,303
Walmart, Inc.	8,092	926,453
Walt Disney Co.	2,081	287,823
Waters Corp.†	293	65,570
Watsco, Inc.	138	24,001
Wayfair, Inc., Class A†	300	28,110
Wells Fargo & Co.	17,904	840,414
Welltower, Inc.	291	24,709
West Pharmaceutical Services, Inc.	421	65,655
Western Union Co.	1,706	45,891
Westlake Chemical Corp.	1,310	80,172
WestRock Co.	7,041	274,599
Weyerhaeuser Co.	668	19,339
Whirlpool Corp.	257	37,566
Williams Cos., Inc.	2,061	42,642
Wintrust Financial Corp.	1,707	108,019
Woodward, Inc.	347	40,360
Workday, Inc., Class A†	467	86,222
WR Berkley Corp.	684	50,295
WW Grainger, Inc.	355	107,448
Wynn Resorts, Ltd.	126	15,896
Xerox Holdings Corp.	812	28,883
XPO Logistics, Inc.†	2,401	213,497
Xylem, Inc.	3,719	303,694
Yelp, Inc.†	901	29,373
Yum! Brands, Inc.	1,442	152,520
Zillow Group, Inc., Class C†	167	7,717
Zimmer Biomet Holdings, Inc.	218	32,242
Zoetis, Inc.	12,330	1,654,809
Zynga, Inc., Class A†	2,444	14,713

		180,350,515

Total Common Stocks (cost $269,387,795)		281,148,983

Security Description	Shares/ principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 45.4%
United States Treasury Notes
1.63% due 08/15/2029	$30,500,000	$30,796,660
1.75% due 11/15/2029	28,000,000	28,582,969
2.00% due 11/15/2026	12,000,000	12,442,031
2.25% due 02/15/2027	25,000,000	26,365,235
2.25% due 08/15/2027	28,000,000	29,605,625
2.25% due 11/15/2027	20,000,000	21,167,969
2.38% due 05/15/2027	30,000,000	31,941,797
2.38% due 05/15/2029	28,308,800	30,428,643
2.63% due 02/15/2029	30,503,400	33,395,265
2.75% due 02/15/2028	25,000,000	27,432,617
2.88% due 05/15/2028	28,500,000	31,603,828
2.88% due 08/15/2028	27,930,000	31,038,303
3.13% due 11/15/2028	33,902,900	38,441,386

Total U.S. Government Treasuries (cost $344,372,753)		373,242,328

OPTIONS - PURCHASED — 0.6%
Exchange-Traded Put Options - Purchased(1) (cost $4,019,239)	1,304	4,948,680

Total Long-Term Investment Securities (cost $617,779,787)		659,339,991

SHORT-TERM INVESTMENT SECURITIES — 5.8%
United States Treasury Bills 1.51% due 06/11/2020	$8,000,000	7,956,780
1.52% due 05/14/2020	8,000,000	7,965,806
1.52% due 05/21/2020	8,000,000	7,963,356
1.54% due 03/19/2020	8,000,000	7,984,825
1.54% due 04/16/2020	8,000,000	7,975,247
1.57% due 02/20/2020	8,000,000	7,994,431

Total Short-Term Investment Securities (cost $47,836,857)		47,840,445

TOTAL INVESTMENTS (cost $665,616,644)(2)	86.0%	707,180,436
Other assets less liabilities	14.0	115,005,805

NET ASSETS	100.0%	$822,186,241

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $818,582 representing 0.1% of net assets.

(1)	Options — Purchased:

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	July 2020	$2,775	1,304	$420,607,808	$4,019,239	$4,948,680	$929,441

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

27

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

627	Long	S&P 500 E-Mini Index	March 2020	$100,739,470	$101,072,400	$332,930

						Unrealized (Depreciation)

7	Long	Euro Stoxx 50 Index	March 2020	$290,979	$282,954	$(8,025)

1	Long	FTSE 100 Index	March 2020	98,359	94,781	(3,578)

1,362	Long	MSCI EAFE Index	March 2020	135,031,408	134,599,650	(431,758)

46	Short	S&P/TSX 60 Index	March 2020	7,003,956	7,170,772	(166,816)

239	Short	U.S. Treasury 10 Year Notes	March 2020	30,951,971	31,465,844	(513,873)

45	Short	U.S. Treasury Ultra Bonds	March 2020	8,437,424	8,715,937	(278,513)

2	Long	Yen Denom Nikkei Index	March 2020	221,039	205,879	(15,160)

						$(1,417,723)

		Net Unrealized Appreciation (Depreciation)				$(1,084,793)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	USD	783,491	EUR	703,000	03/18/2020	$—	$(1,771)
	USD	90,904	SEK	861,000	03/18/2020	—	(1,285)

						—	(3,056)

Citibank N.A.	AUD	1,252,000	USD	856,431	03/18/2020	17,686	—
	GBP	57,000	USD	74,992	03/18/2020	—	(362)
	JPY	14,825,000	USD	137,523	03/18/2020	388	—
	NOK	1,025,000	USD	112,133	03/18/2020	676	—
	USD	488,737	GBP	370,000	03/18/2020	409	—
	USD	61,109	SGD	83,000	03/18/2020	—	(279)

						19,159	(641)

Deutsche Bank AG	CAD	8,767,540	USD	6,614,475	03/18/2020	—	(10,284)
	NZD	6,000	USD	3,941	03/18/2020	60	—
	USD	42,288,087	EUR	37,935,075	03/18/2020	—	(105,149)
	USD	353,153	GBP	270,000	03/18/2020	3,791	—
	USD	482,835	SEK	4,581,000	03/18/2020	—	(6,014)

						3,851	(121,447)

JPMorgan Chase Bank	CAD	248,000	USD	187,118	03/18/2020	—	(271)
	CHF	141,000	USD	143,421	03/18/2020	—	(3,405)
	JPY	55,392,000	USD	505,732	03/18/2020	—	(6,659)
	USD	2,317,921	EUR	2,077,193	03/18/2020	—	(8,130)
	USD	33,691	NOK	308,000	03/18/2020	—	(200)

						—	(18,665)

28

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Forward Foreign Currency Contracts — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley and Co.	CAD	1,000,000	USD	765,378	03/18/2020	$9,777	$—
	CHF	718,000	USD	744,595	03/18/2020	—	(3,074)
	EUR	166,000	USD	185,007	03/18/2020	419	—
	GBP	135,000	USD	178,317	03/18/2020	—	(155)
	NZD	37,000	USD	24,300	03/18/2020	371	—
	USD	682,213	AUD	995,000	03/18/2020	—	(15,639)
	USD	360,263	CHF	354,000	03/18/2020	8,365	—
	USD	389,675	JPY	42,006,000	03/18/2020	—	(1,108)
	USD	24,296	SGD	33,000	03/18/2020	—	(110)

						18,932	(20,086)

Net Unrealized Appreciation(Depreciation)						$41,942	$(163,895)

AUD	— Australian Dollar	NOK	— Norwegian Krone
CAD	— Canada Dollar	NZD	— New Zealand Dollar
CHF	— Swiss Franc	SEK	— Swedish Krona
EUR	— Euro Currency	SGD	— Singapore Dollar
GBP	— British Pound Sterling	USD	— United States Dollar
JPY	— Japanese Yen

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks
Spain	$—	$1,156,647	#	$—	$1,156,647
Other Countries	197,540,252	82,452,084	**	—	279,992,336
U.S. Government Treasuries	—	373,242,328		—	373,242,328
Options-Purchased	4,948,680	—		—	4,948,680
Short-Term Investment Securities		47,840,445			47,840,445

Total Investments at Value	$202,488,932	$504,691,504		$—	$707,180,436

Other Financial Instruments:†
Futures Contracts	$332,930	$—		$—	$332,930
Forward Foreign Currency Contracts	—	41,942		—	41,942

	$332,930	$41,942		$—	$374,872

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,390,960	$26,763	**	$—	$1,417,723
Forward Foreign Currency Contracts	—	163,895		—	163,895

	$1,390,960	$190,658		$—	$1,581,618

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Amount includes $1,154,136 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

29

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	21.7%
Semiconductor Equipment	14.1
Applications Software	6.8
Web Portals/ISP	6.4
Computers	6.2
Computers-Memory Devices	4.9
Finance-Credit Card	4.3
Repurchase Agreements	4.3
Computer Aided Design	3.9
Computer Data Security	2.9
Data Processing/Management	2.7
Internet Security	2.6
Semiconductor Components-Integrated Circuits	2.6
Enterprise Software/Service	2.4
Entertainment Software	1.9
Computer Software	1.9
Electronic Components-Misc.	1.5
Commercial Services-Finance	1.3
Medical-Drugs	1.3
Computer Services	1.2
Telecommunication Equipment	1.2
Networking Products	1.1
Web Hosting/Design	1.1
Internet Infrastructure Software	0.6
Machinery-Electrical	0.6
Internet Content-Entertainment	0.5
Schools	0.4
Educational Software	0.4
Wireless Equipment	0.2

101.0%

*	Calculated as a percentage of net assets

30

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.7%
Applications Software — 6.8%
Cerence, Inc.†	26,100	$557,235
Microsoft Corp.	18,500	3,149,255
Nuance Communications, Inc.†	37,388	707,381
salesforce.com, Inc.†	7,883	1,437,150
TeamViewer AG†	12,125	434,235

		6,285,256

Commercial Services-Finance — 1.3%
Euronet Worldwide, Inc.†	2,023	318,906
Global Payments, Inc.	4,641	907,083

		1,225,989

Computer Aided Design — 3.9%
Synopsys, Inc.†	24,476	3,610,455

Computer Data Security — 2.9%
ForeScout Technologies, Inc.†	12,930	368,634
Fortinet, Inc.†	20,005	2,307,777

		2,676,411

Computer Services — 1.2%
DXC Technology Co.	15,000	478,200
Genpact, Ltd.	14,593	646,032

		1,124,232

Computer Software — 1.9%
Cornerstone OnDemand, Inc.†	6,885	404,838
Dropbox, Inc., Class A†	18,400	313,168
Splunk, Inc.†	2,783	432,089
TiVo Corp.	82,000	596,960

		1,747,055

Computers — 6.2%
Apple, Inc.	16,778	5,192,959
Dell Technologies, Inc., Class C†	12,300	599,871

		5,792,830

Computers-Memory Devices — 4.9%
NetApp, Inc.	37,900	2,023,860
Western Digital Corp.	39,300	2,574,150

		4,598,010

Data Processing/Management — 2.7%
Fidelity National Information Services, Inc.	10,300	1,479,698
Fiserv, Inc.†	9,000	1,067,490

		2,547,188

Educational Software — 0.4%
Arco Platform, Ltd., Class A†	6,518	338,154

Electronic Components-Misc. — 1.5%
Advanced Energy Industries, Inc.†	14,700	1,028,118
SMART Global Holdings, Inc.†	12,418	374,527

		1,402,645

Electronic Components-Semiconductors — 21.7%
Broadcom, Inc.	15,663	4,779,721
Infineon Technologies AG	59,500	1,289,852
Inphi Corp.†	11,807	896,860
Intel Corp.	9,800	626,514
Marvell Technology Group, Ltd.	112,291	2,699,476
Mellanox Technologies, Ltd.†	10,000	1,209,000
Micron Technology, Inc.†	60,523	3,213,166
ON Semiconductor Corp.†	108,147	2,503,603

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Qorvo, Inc.†	3,465	$366,805
Rambus, Inc.†	12,300	195,201
Synaptics, Inc.†	29,077	1,939,145
Xperi Corp.	28,317	455,620

		20,174,963

Enterprise Software/Service — 2.4%
Oracle Corp.	24,200	1,269,290
SailPoint Technologies Holding, Inc.†	16,250	407,712
Verint Systems, Inc.†	10,000	580,000

		2,257,002

Entertainment Software — 1.9%
Activision Blizzard, Inc.	27,321	1,597,732
Sciplay Corp., Class A†	18,254	193,492

		1,791,224

Finance-Credit Card — 4.3%
Pagseguro Digital, Ltd., Class A†	22,020	715,430
Visa, Inc., Class A	16,300	3,243,211

		3,958,641

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	2,300	464,393

Internet Infrastructure Software — 0.6%
F5 Networks, Inc.†	4,500	549,540

Internet Security — 2.6%
NortonLifeLock, Inc.	54,375	892,838
Palo Alto Networks, Inc.†	6,700	1,573,026

		2,465,864

Machinery-Electrical — 0.6%
Bloom Energy Corp. Class A†	66,700	525,596

Medical-Drugs — 1.3%
Coherus Biosciences, Inc.†	65,400	1,179,816

Networking Products — 1.1%
Arista Networks, Inc.†	2,923	652,823
Telefonaktiebolaget LM Ericsson ADR	49,100	385,926

		1,038,749

Schools — 0.4%
Afya, Ltd., Class A†	13,744	410,396

Semiconductor Components-Integrated Circuits — 2.6%
NXP Semiconductors NV	14,100	1,788,726
Renesas Electronics Corp.†	102,300	648,829

		2,437,555

Semiconductor Equipment — 14.1%
Applied Materials, Inc.	50,200	2,911,098
Lam Research Corp.	23,681	7,061,911
Teradyne, Inc.	48,103	3,174,317

		13,147,326

Telecommunication Equipment — 1.2%
CommScope Holding Co., Inc.†	21,000	255,885
Juniper Networks, Inc.	7,109	163,080
Plantronics, Inc.	24,100	692,152

		1,111,117

Web Hosting/Design — 1.1%
GoDaddy, Inc., Class A†	15,193	1,021,122

31

SunAmerica Series Trust SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Web Portals/ISP — 6.4%
Alphabet, Inc., Class A†	2,600	$3,725,228
Alphabet, Inc., Class C†	1,578	2,263,215

		5,988,443

Wireless Equipment — 0.2%
Cambium Networks Corp.†	26,431	182,637

Total Long-Term Investment Securities (cost $64,414,326)		90,052,609

REPURCHASE AGREEMENTS — 4.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount $3,944,082 collateralized by $3,680,000 of United States Treasury Notes, bearing interest at 0.38% due 07/15/2027 and having an approximate value of $4,025,011 (cost $3,944,000)	$3,944,000	3,944,000

TOTAL INVESTMENTS (cost $68,358,326)(1)	101.0%	93,996,609
Liabilities in excess of other assets	(1.0)	(903,695)

NET ASSETS	100.0%	$93,092,914

†	Non-income producing security
(1)	See Note 3 for cost of investments on tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$87,679,693	$2,372,916	**	$—	$90,052,609
Repurchase Agreements	—	3,944,000		—	3,944,000

Total Investments at Value	$87,679,693	$6,316,916		$—	$93,996,609

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

32

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (unaudited)

Industry Allocation*

Commercial Paper	53.6%
United States Treasury Notes	8.1
Banks-Commercial	6.6
Banks-Special Purpose	4.3
Certificates of Deposit	4.1
Regional Agencies	3.5
SupraNational Banks	3.4
Registered Investment Companies	2.3
Regional Authority	2.3
Oil Companies-Integrated	2.1
Banks-Export/Import	2.0
Medical-Drugs	1.9
U.S. Government Treasuries	1.6
Retail-Discount	1.1
Sovereign Agency	0.9
Auto-Cars/Light Trucks	0.9
Federal Farm Credit Bank	0.9
Diversified Banking Institutions	0.8
Winding-Up Agency	0.4
Computers	0.2

101.0%

Credit Quality**†

Aaa	55.7%
Aa	39.6
A	4.7

100.0%

*	Calculated as a percentage of net assets
**	Calculated as a percentage of total debt issues, excluding short-term securities
†	Source: Moody’s

33

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 4.2%
Auto-Cars/Light Trucks — 0.9%
Toyota Motor Credit Corp. FRS Senior Notes 2.03% (3 ML+0.15%) due 10/09/2020	$2,000,000	$2,001,637
Toyota Motor Credit Corp. FRS Senior Notes 2.13% (3 ML+0.28%) due 04/13/2021	300,000	300,798
Toyota Motor Credit Corp. FRS Senior Notes 2.41% (3 ML+0.54%) due 01/08/2021	1,141,000	1,145,416

		3,447,851

Computers — 0.2%
Apple, Inc. FRS Senior Notes 1.97% (3 ML+0.07%) due 05/11/2020	815,000	815,149

Medical-Drugs — 1.9%
Merck & Co., Inc. Senior Notes 1.85% due 02/10/2020	1,000,000	999,985
Merck & Co., Inc. FRS Senior Notes 2.28% (3 ML+0.38%) due 02/10/2020	4,564,000	4,564,144
Novartis Capital Corp. Company Guar. Notes 1.80% due 02/14/2020	491,000	490,990
Novartis Capital Corp. Company Guar. Notes 4.40% due 04/24/2020	958,000	963,518

		7,018,637

Oil Companies-Integrated — 0.1%
Chevron Corp. FRS Senior Notes 2.12% (3 ML+0.21%) due 03/03/2020	500,000	500,154

Retail-Discount — 1.1%
Walmart, Inc. FRS Senior Notes 1.97% (3 ML+0.04%) due 06/23/2020	2,400,000	2,400,620
Walmart, Inc. Senior Notes 2.85% due 06/23/2020	1,656,000	1,663,871

		4,064,491

Total U.S. Corporate Bonds & Notes (cost $15,831,681)		15,846,282

FOREIGN CORPORATE BONDS & NOTES — 19.8%
Banks-Commercial — 6.6%
Bank of Montreal FRS Senior Notes 2.33% (3 ML+0.44%) due 06/15/2020	2,986,000	2,990,938
Bank of Montreal Senior Notes 3.10% due 07/13/2020	1,000,000	1,006,136

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Canadian Imperial Bank of Commerce FRS Senior Notes 2.22% (3 ML+0.32%) due 02/02/2021	$4,400,000	$4,407,468
Royal Bank of Canada FRS Senior Notes 2.03% (3 ML+0.24%) due 10/26/2020	954,000	955,173
Royal Bank of Canada Senior Notes 2.13% due 03/02/2020	1,300,000	1,300,416
Royal Bank of Canada Senior Notes 2.15% due 03/06/2020	1,840,000	1,840,754
Royal Bank of Canada Senior Notes 2.15% due 10/26/2020	2,217,000	2,224,165
Royal Bank of Canada FRS Senior Notes 2.16% (3 ML+0.39%) due 04/30/2021	2,511,000	2,520,713
Royal Bank of Canada FRS Senior Notes 2.29% (3 ML+0.38%) due 03/02/2020	923,000	923,366
Toronto-Dominion Bank FRS Senior Notes 2.03% (3 ML+0.24%) due 01/25/2021	2,000,000	2,002,964
Toronto-Dominion Bank FRS Senior Notes 2.16% (3 ML+0.26%) due 09/17/2020	2,302,000	2,305,660
Toronto-Dominion Bank Senior Notes 3.00% due 06/11/2020	2,175,000	2,184,447

		24,662,200

Banks-Export/Import — 2.0%
Export Development Canada Government Guar. Notes 2.30% due 02/10/2020*	7,480,000	7,480,745

Banks-Special Purpose — 4.3%
BNG Bank NV Senior Notes 1.75% due 03/24/2020	2,300,000	2,300,299
BNG Bank NV FRS Senior Notes 1.94% (3 ML+0.10%) due 07/14/2020*	3,000,000	3,001,470
BNG Bank NV Senior Notes 2.50% due 02/28/2020	1,692,000	1,692,883
KFW Government Guar. Notes 1.50% due 04/20/2020	5,000,000	4,998,912
Nederlandse Waterschapsbank NV Senior Notes 1.63% due 03/04/2020	1,000,000	1,000,000
Nederlandse Waterschapsbank NV FRS Senior Notes 1.94% (3 ML+0.03%) due 02/24/2020*	2,000,000	2,000,380

34

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Special Purpose (continued)
NRW.Bank FRS Government Guar. Notes 1.94% (3 ML+0.04%) due 02/08/2021	$1,000,000	$999,730

		15,993,674

Diversified Banking Institutions — 0.8%
Bank of Nova Scotia FRS Senior Notes 2.16% (3 ML+0.29%) due 01/08/2021	2,800,000	2,804,362
Bank of Nova Scotia Senior Notes 2.35% due 10/21/2020	255,000	256,219

		3,060,581

Oil Companies-Integrated — 2.0%
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	3,000,000	3,003,583
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	1,705,000	1,711,539
Shell International Finance BV FRS Company Guar. Notes 2.35% (3 ML+0.45%) due 05/11/2020	1,800,000	1,802,074
Total Capital SA Company Guar. Notes 4.45% due 06/24/2020	997,000	1,006,822

		7,524,018

Sovereign Agency — 0.3%
Kommunalbanken AS FRS Senior Notes 2.22% (3 ML+0.33%) due 06/16/2020*	1,286,000	1,287,695

SupraNational Banks — 3.4%
African Development Bank Senior Notes 1.88% due 03/16/2020	3,700,000	3,701,147
Asian Development Bank FRS Senior Notes 1.90% (3 ML+0.01%) due 12/15/2021	3,500,000	3,498,880
Council of Europe Development Bank Senior Notes 1.63% due 03/10/2020	1,000,000	999,990
EUROFIMA Senior Notes 1.75% due 05/29/2020	594,000	593,946
Inter-American Development Bank FRS Senior Notes 1.83% (3 ML+0.00%) due 01/15/2022	20,000	19,988
Inter-American Development Bank FRS Senior Notes 2.05% (3 ML+0.22%) due 10/15/2020	2,500,000	2,503,950
Nordic Investment Bank Senior Notes 2.50% due 04/28/2020	1,500,000	1,502,865

		12,820,766

Security Description	Principal Amount	Value (Note 2)
Winding-Up Agency — 0.4%
FMS Wertmanagement Government Guar. Notes 2.25% due 02/03/2020	$1,600,000	$1,600,000

Total Foreign Corporate Bonds & Notes (cost $74,308,865)		74,429,679

FOREIGN GOVERNMENT OBLIGATIONS — 6.4%
Regional Agencies — 3.5%
Kommunalbanken AS FRS Senior Notes 1.93% (3 ML+0.04%) due 03/12/2021	4,000,000	4,000,915
Kommunekredit Senior Notes 1.63% due 06/12/2020	3,702,000	3,700,741
Kommuninvest I Sverige AB Government Guar. Notes 1.75% due 03/19/2020	2,056,000	2,056,226
Municipality Finance PLC Government Guar. Notes 1.50% due 03/23/2020	568,000	567,873
Municipality Finance PLC FRS Government Guar. Notes 1.95% (3 ML+0.05%) due 02/17/2021	2,000,000	2,000,440
Municipality Finance PLC FRS Government Guar. Notes 2.06% (3 ML+0.17%) due 02/07/2020	870,000	870,018

		13,196,213

Regional Authority — 2.3%
Province of Ontario, Canada Senior Notes 1.88% due 05/21/2020	2,000,000	2,000,840
Province of Ontario, Canada Senior Notes 4.40% due 04/14/2020	6,442,000	6,475,047

		8,475,887

Sovereign Agency — 0.6%
Kommunalbanken AS FRS Senior Notes 1.93% (3 ML+0.04%) due 03/12/2021*	1,000,000	1,000,229
Kommunalbanken AS FRS Senior Notes 2.22% (3 ML+0.33%) due 06/16/2020	1,000,000	1,001,318
Kommunalbanken AS Senior Notes 2.50% due 04/17/2020*	300,000	300,471

		2,302,018

Total Foreign Government Obligations (cost $23,935,205)		23,974,118

U.S. GOVERNMENT AGENCIES — 0.9%
Federal Farm Credit Bank — 0.9%
Federal Farm Credit Bank FRS 1.71% (1 ML+ 0.05%) due 04/16/2021 (cost $3,200,000)	3,200,000	3,201,200

35

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 8.1%
United States Treasury Notes — 8.1%
United States Treasury Notes FRS 1.67% (3 M USBMMY+0.14%) due 04/30/2021	$22,500,000	$22,509,486
1.76% (3 M USBMMY + 0.22%) due 07/31/2021	8,000,000	8,011,915

Total U.S. Government Treasuries (cost $30,495,281)		30,521,401

Total Long-Term Investment Securities (cost $147,771,032)		147,972,680

SHORT-TERM INVESTMENT SECURITIES — 61.6%
Certificates of Deposit — 4.1%
Bank of Montreal/Chicago IL FRS 2.08% (3 ML+0.19%) due 03/06/2020	8,000,000	8,001,907
Bank of Nova Scotia FRS 1.97% (3 ML+0.05%) due 02/27/2020	2,000,000	2,000,200
Bank of Nova Scotia FRS 2.08% (3 ML+0.19%) due 03/11/2020	3,000,000	3,000,832
Bank of Nova Scotia FRS 2.21% (3 ML+0.28%) due 09/21/2020	200,000	200,314
Oversea-Chinese Banking Corp., Ltd. FRS 1.79% (1 ML+0.14%) due 10/22/2020	2,000,000	2,000,177

		15,203,430

Commercial Paper — 53.6%
Bank of Nova Scotia 1.88% due 03/06/2020*	2,000,000	1,996,912
Banque Et Caisse 1.62% due 02/18/2020	7,500,000	7,494,135
Banque Et Caisse 1.70% due 05/07/2020	2,500,000	2,488,987
Banque Et Caisse 1.73% due 05/21/2020	1,000,000	994,931
BNG Bank NV 1.76% due 06/10/2020*	1,000,000	994,152
BNG Bank NV 1.89% due 03/31/2020*	3,000,000	2,992,350
Caisse des Depots et Consignations 1.69% due 05/05/2020*	1,000,000	995,620
Caisse des Depots et Consignations 1.71% due 04/09/2020*	6,000,000	5,981,232
Caisse des Depots et Consignations 1.71% due 04/22/2020*	4,000,000	3,984,976
Chevron Corp 1.60% due 02/04/2020*	6,000,000	5,998,964
Chevron Corp 1.60% due 02/06/2020*	3,000,000	2,999,225
DBS Bank, Ltd. 1.68% due 04/06/2020*	4,750,000	4,735,544
DBS Bank, Ltd. 1.73% due 02/06/2020*	1,000,000	999,734
DBS Bank, Ltd. 1.84% due 02/18/2020*	3,000,000	2,997,549
Eli Lilly & Co. 1.60% due 02/05/2020*	2,000,000	1,999,566

Security Description	Principal Amount	Value (Note 2)
Commercial Paper (continued)
Eli Lilly & Co. 1.61% due 02/03/2020*	$5,000,000	$4,999,348
Equinor ASA 1.73% due 04/17/2020*	5,000,000	4,982,803
Equinor ASA 1.78% due 02/20/2020*	5,000,000	4,995,667
Erste Abwicklungsanstalt 1.76% due 05/14/2020*	1,500,000	1,492,854
Erste Abwicklungsanstalt 1.85% due 02/10/2020*	4,500,000	4,498,040
Erste Abwicklungsanstalt 1.87% due 02/19/2020*	5,000,000	4,995,870
European Investment Bank 1.66% due 03/17/2020	3,000,000	2,993,943
European Investment Bank 1.73% due 02/07/2020	4,000,000	3,998,802
Exxon Mobil Corp. 1.71% due 02/05/2020	4,000,000	3,999,062
KFW International Finance, Inc. 1.74% due 02/19/2020*	5,000,000	4,995,857
Landesbank Hessen-Thueringen Girozentrale 1.62% due 03/03/2020*	3,000,000	2,995,805
Landesbank Hessen-Thueringen Girozentrale 1.72% due 06/17/2020*	5,000,000	4,968,068
Landesbank Hessen-Thueringen Girozentrale 1.74% due 07/13/2020*	1,000,000	992,392
Landesbank Hessen-Thueringen Girozentrale 1.77% due 03/20/2020*	2,000,000	1,995,658
Nederlandse Waterschapsbank NV 1.87% due 03/04/2020*	1,000,000	998,533
Nederlandse Waterschapsbank NV 1.88% due 03/17/2020*	5,000,000	4,989,772
Nederlandse Waterschapsbank NV 1.98% due 02/19/2020*	2,000,000	1,998,354
NRW.Bank 1.71% due 05/22/2020*	5,000,000	4,974,489
NRW.Bank 1.74% due 04/21/2020*	1,500,000	1,494,495
Oesterreichische Kontrollbank AG 1.69% due 05/26/2020	3,000,000	2,984,591
Oesterreichische Kontrollbank AG 1.75% due 02/06/2020	7,000,000	6,998,221
Oesterreichische Kontrollbank AG 1.78% due 03/04/2020	1,000,000	998,552
Pfizer, Inc. 1.65% due 04/16/2020*	750,000	747,643
Pfizer, Inc. 1.73% due 02/04/2020*	2,000,000	1,999,653
Pfizer, Inc. 1.83% due 02/04/2020*	800,000	799,861
Pfizer, Inc. 2.09% due 03/05/2020*	7,500,000	7,489,729
Province of British Columbia, Canada 1.93% due 02/21/2020	6,500,000	6,494,123
PSP Capital, Inc. 1.70% due 04/17/2020*	2,000,000	1,993,121
PSP Capital, Inc. 1.72% due 07/20/2020*	2,500,000	2,480,169

36

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper (continued)
Queensland Treasury Corp. 1.66% due 05/14/2020	$1,000,000	$995,317
Queensland Treasury Corp. 1.77% due 07/01/2020	10,000,000	9,929,151
Sanofi 1.67% due 03/18/2020*	2,500,000	2,494,749
Sanofi 1.71% due 03/27/2020*	4,000,000	3,990,026
Sanofi 1.71% due 03/31/2020*	4,000,000	3,989,333
Shell International Finance BV 1.80% due 09/28/2020*	3,000,000	2,965,035
Swedish Export Credit 1.73% due 04/03/2020	7,000,000	6,981,000
Toronto-Dominion Bank 1.71% due 04/23/2020*	4,500,000	4,483,327
Total Capital Canada, Ltd. 1.72% due 04/23/2020*	4,000,000	3,985,079
Total Capital Canada, Ltd. 1.76% due 03/02/2020*	2,500,000	2,496,603
United Overseas Bank, Ltd. 1.73% due 03/24/2020*	4,000,000	3,990,931
United Overseas Bank, Ltd. 1.88% due 02/25/2020*	7,000,000	6,992,548

		201,292,451

Registered Investment Companies — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52%(1)	8,530,407	8,530,407

Security Description	Principal Amount	Value (Note 2)
U.S. Government Treasuries — 1.6%
United States Treasury Bills 1.51% due 04/02/2020	$4,000,000	$3,990,101
1.52% due 03/24/2020	2,000,000	1,995,799

		5,985,900

Total Short-Term Investment Securities (cost $230,989,402)		231,012,188

TOTAL INVESTMENTS (cost $378,760,434)(2)	101.0%	378,984,868
Liabilities in excess of other assets	(1.0)	(3,755,903)

NET ASSETS	100.0%	$375,228,965

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $159,012,626 representing 42.4% of net assets.
(1)	The rate shown is the 7-day yield as of January 31, 2020.
(2)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates as of January 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

3 M USBMMY — 3 Month U.S. Treasury Bill Money Market Yield

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$15,846,282	$—	$15,846,282
Foreign Corporate Bonds & Notes	—	74,429,679	—	74,429,679
Foreign Government Obligations	—	23,974,118	—	23,974,118
U.S. Government Agencies	—	3,201,200	—	3,201,200
U.S. Government Treasuries	—	30,521,401	—	30,521,401
Short-Term Investment Securities:
Registered Investment Companies	8,530,407	—	—	8,530,407
Other Short-Term Securities	—	222,481,781	—	222,481,781

Total Investments at Value	$8,530,407	$370,454,461	$—	$378,984,868

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

37

SunAmerica Series Trust SA Dogs of Wall Street Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Aerospace/Defense	10.1%
Diversified Manufacturing Operations	9.8
Oil Companies-Integrated	6.0
Computer Services	3.7
Beverages-Non-alcoholic	3.7
Retail-Restaurants	3.6
Retail-Building Products	3.5
Consumer Products-Misc.	3.5
Data Processing/Management	3.5
Food-Misc./Diversified	3.4
Telephone-Integrated	3.4
Distribution/Wholesale	3.3
Tools-Hand Held	3.3
Networking Products	3.3
Medical-Drugs	3.3
Retail-Apparel/Shoe	3.3
Electronic Components-Semiconductors	3.2
Apparel Manufacturers	3.2
Advertising Agencies	3.2
Transport-Services	3.2
Electric Products-Misc.	3.2
Pharmacy Services	3.1
Retail-Auto Parts	3.1
Chemicals-Diversified	3.0
Retail-Drug Store	2.9
Repurchase Agreements	1.1

99.9%

*	Calculated as a percentage of net assets

38

SunAmerica Series Trust SA Dogs of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.8%
Advertising Agencies — 3.2%
Omnicom Group, Inc.	154,353	$11,624,324

Aerospace/Defense — 10.1%
Boeing Co.	36,782	11,706,607
General Dynamics Corp.	67,416	11,827,463
Lockheed Martin Corp.	29,715	12,721,586

		36,255,656

Apparel Manufacturers — 3.2%
Ralph Lauren Corp.	102,460	11,629,210

Beverages-Non-alcoholic — 3.7%
Coca-Cola Co.	224,541	13,113,194

Chemicals-Diversified — 3.0%
Dow, Inc.	235,121	10,832,024

Computer Services — 3.7%
International Business Machines Corp.	91,541	13,157,188

Consumer Products-Misc. — 3.5%
Clorox Co.	80,040	12,591,092

Data Processing/Management — 3.5%
Paychex, Inc.	144,743	12,414,607

Distribution/Wholesale — 3.3%
Fastenal Co.	340,991	11,893,766

Diversified Manufacturing Operations — 9.8%
3M Co.	68,725	10,903,908
Eaton Corp. PLC	128,757	12,163,674
Illinois Tool Works, Inc.	68,756	12,030,925

		35,098,507

Electric Products-Misc. — 3.2%
Emerson Electric Co.	159,321	11,412,163

Electronic Components-Semiconductors — 3.2%
Texas Instruments, Inc.	96,690	11,665,649

Food-Misc./Diversified — 3.4%
General Mills, Inc.	233,422	12,189,297

Medical-Drugs — 3.3%
Pfizer, Inc.	315,733	11,757,897

Networking Products — 3.3%
Cisco Systems, Inc.	256,814	11,805,740

Oil Companies-Integrated — 6.0%
Chevron Corp.	101,789	10,905,673
Exxon Mobil Corp.	173,214	10,760,054

		21,665,727

Security Description	Shares/ Principal Amount	Value (Note 2)
Pharmacy Services — 3.1%
CVS Health Corp.	166,202	$11,271,820

Retail-Apparel/Shoe — 3.3%
Gap, Inc.	671,537	11,691,459

Retail-Auto Parts — 3.1%
Genuine Parts Co.	120,232	11,250,108

Retail-Building Products — 3.5%
Home Depot, Inc.	55,809	12,730,033

Retail-Drug Store — 2.9%
Walgreens Boots Alliance, Inc.	206,003	10,475,253

Retail-Restaurants — 3.6%
McDonald’s Corp.	60,671	12,981,774

Telephone-Integrated — 3.4%
Verizon Communications, Inc.	203,678	12,106,620

Tools-Hand Held — 3.3%
Snap-on, Inc.	74,012	11,814,536

Transport-Services — 3.2%
C.H. Robinson Worldwide, Inc.	160,445	11,587,338

Total Long-Term Investment Securities (cost $339,355,769)		355,014,982

REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $4,011,084 collateralized by $4,055,000 of United States Treasury Notes, bearing interest at 1.88% due 01/31/2022 and having an approximate value of $4,092,225 (cost $4,011,000)	$4,011,000	4,011,000

TOTAL INVESTMENTS (cost $343,366,769)(1)	99.9%	359,025,982
Other assets less liabilities	0.1	495,696

NET ASSETS	100.0%	$359,521,678

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$355,014,982	$—	$—	$355,014,982
Repurchase Agreements	—	4,011,000	—	4,011,000

Total Investments at Value	$355,014,982	$4,011,000	$—	$359,025,982

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

39

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Banks-Commercial	11.5%
Exchange-Traded Funds	8.9
E-Commerce/Products	5.9
Internet Content-Information/News	5.1
Electronic Components-Semiconductors	4.7
Oil Companies-Integrated	4.7
Semiconductor Components-Integrated Circuits	4.4
Cellular Telecom	2.4
Diversified Financial Services	1.8
Oil Refining & Marketing	1.7
Real Estate Operations & Development	1.6
Insurance-Multi-line	1.4
Telecom Services	1.0
Computer Services	1.0
Insurance-Life/Health	0.9
Oil Companies-Exploration & Production	0.9
Finance-Investment Banker/Broker	0.9
Electronic Components-Misc.	0.8
U.S. Government Treasuries	0.8
Web Portals/ISP	0.8
Chemicals-Diversified	0.8
Electric-Integrated	0.7
Computers	0.7
Petrochemicals	0.7
Schools	0.7
Auto-Cars/Light Trucks	0.6
Steel-Producers	0.6
Metal-Diversified	0.5
Metal-Iron	0.5
Building Products-Cement	0.5
Entertainment Software	0.5
Finance-Other Services	0.5
Retail-Apparel/Shoe	0.5
Beverages-Non-alcoholic	0.5
Gas-Distribution	0.4
Food-Misc./Diversified	0.4
Brewery	0.4
Food-Retail	0.4
E-Commerce/Services	0.4
Wireless Equipment	0.4
Insurance-Property/Casualty	0.4
Photo Equipment & Supplies	0.4
Gold Mining	0.4
Internet Content-Entertainment	0.4
Airport Development/Maintenance	0.4
Building-Heavy Construction	0.3
Electric-Generation	0.3
Telephone-Integrated	0.3
Retail-Automobile	0.3
Retail-Hypermarkets	0.3
Cosmetics & Toiletries	0.3
Retail-Convenience Store	0.3
Real Estate Management/Services	0.3
Investment Management/Advisor Services	0.3
Agricultural Chemicals	0.3
Food-Dairy Products	0.3
Medical-Drugs	0.2
Diversified Operations	0.2
Investment Companies	0.2
Chemicals-Plastics	0.2
Retail-Restaurants	0.2

Retail-Misc./Diversified	0.2%
Retail-Discount	0.2
Building & Construction-Misc.	0.2
Agricultural Operations	0.2
Tobacco	0.2
Real Estate Investment Trusts	0.2
Textile-Apparel	0.2
Auto/Truck Parts & Equipment-Original	0.2
Electric-Distribution	0.2
Medical-Generic Drugs	0.2
Platinum	0.2
Medical-Biomedical/Gene	0.2
Non-Ferrous Metals	0.2
Hotels/Motels	0.2
Retail-Drug Store	0.2
Water	0.2
Food-Meat Products	0.2
Appliances	0.2
Metal-Copper	0.2
Coal	0.1
Public Thoroughfares	0.1
Medical-Hospitals	0.1
Medical Labs & Testing Services	0.1
Distribution/Wholesale	0.1
Transport-Services	0.1
Finance-Leasing Companies	0.1
Power Converter/Supply Equipment	0.1
Miscellaneous Manufacturing	0.1
Paper & Related Products	0.1
Machinery-General Industrial	0.1
Transport-Rail	0.1
Medical-HMO	0.1
Insurance-Reinsurance	0.1
Non-Hazardous Waste Disposal	0.1
Energy-Alternate Sources	0.1
Computers-Periphery Equipment	0.1
Rental Auto/Equipment	0.1
Oil-Field Services	0.1
Retail-Major Department Stores	0.1
Food-Wholesale/Distribution	0.1
Cable/Satellite TV	0.1
Banks-Money Center	0.1
Shipbuilding	0.1
Internet Connectivity Services	0.1
Food-Confectionery	0.1
Auto-Heavy Duty Trucks	0.1
Retail-Office Supplies	0.1
Audio/Video Products	0.1
Poultry	0.1
Metal Processors & Fabrication	0.1
Building & Construction Products-Misc.	0.1
Soap & Cleaning Preparation	0.1
Telecommunication Equipment	0.1
Female Health Care Products	0.1
Textile-Products	0.1
Athletic Footwear	0.1
Containers-Paper/Plastic	0.1
Food-Flour & Grain	0.1
Finance-Consumer Loans	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Retail-Toy Stores	0.1

40

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (continued) — (unaudited)

Industry Allocation* (continued)

Independent Power Producers	0.1%
Gambling (Non-Hotel)	0.1
Pastoral & Agricultural	0.1
Pipelines	0.1
Consumer Products-Misc.	0.1
Networking Products	0.1
Enterprise Software/Service	0.1
Medical-Wholesale Drug Distribution	0.1
Diversified Banking Institutions	0.1
Machinery-Electrical	0.1
Retail-Building Products	0.1
Applications Software	0.1
Transport-Truck	0.1

87.5%

Country Allocation*

Cayman Islands	15.0%
United States	10.0
Taiwan	9.9
South Korea	9.5
China	9.2
Brazil	6.0
Russia	4.2
South Africa	3.5
Hong Kong	2.9
India	2.6
Saudi Arabia	2.3
Mexico	2.1
Thailand	1.9
Indonesia	1.7
Malaysia	1.6
Philippines	0.8
Chile	0.7
United Arab Emirates	0.7
Bermuda	0.6
Qatar	0.5
Poland	0.5
Greece	0.3
Colombia	0.3
Turkey	0.3
Hungary	0.1
Czech Republic	0.1
Luxembourg	0.1
Jersey	0.1

87.5%

*	Calculated as a percentage of net assets

41

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 77.8%
Argentina — 0.0%
Banco Macro SA ADR	165	$5,061
Grupo Financiero Galicia SA ADR	331	4,750
YPF SA ADR	242	2,272

		12,083

Bermuda — 0.6%
Beijing Enterprises Water Group, Ltd.	58,000	25,895
Brilliance China Automotive Holdings, Ltd.	34,000	30,152
China Gas Holdings, Ltd.	25,200	99,087
China Resources Gas Group, Ltd.	12,000	63,126
COSCO SHIPPING Ports, Ltd.	12,000	8,471
Credicorp, Ltd.	707	146,052
GOME Retail Holdings, Ltd.†	268,000	24,693
Haier Electronics Group Co., Ltd.	19,000	56,936
Kunlun Energy Co., Ltd.	54,000	41,804
Nine Dragons Paper Holdings, Ltd.	22,000	20,749
Shenzhen International Holdings, Ltd.	13,500	26,981

		543,946

Brazil — 6.0%
AMBEV SA	60,600	252,583
Atacadao SA	4,400	23,209
B2W Cia Digital†	2,300	38,238
B3 SA - Brasil Bolsa Balcao	27,800	312,885
Banco Bradesco SA	19,400	142,014
Banco Bradesco SA (Preference Shares)	47,760	366,793
Banco BTG Pactual SA	3,300	57,792
Banco do Brasil SA	10,700	121,276
Banco Santander Brasil SA	5,400	53,047
BB Seguridade Participacoes SA	9,000	73,091
BR Malls Participacoes SA	4,300	18,475
Braskem SA, Class A (Preference Shares)	1,600	11,787
BRF SA†	6,400	45,654
CCR SA	13,100	55,794
Centrais Eletricas Brasileiras SA	3,600	32,969
Centrais Eletricas Brasileiras SA, Class B (Preference Shares)	2,300	21,950
Cia Brasileira de Distribuicao (Preference Shares)	1,700	33,773
Cia de Saneamento Basico do Estado de Sao Paulo	3,300	47,004
Cia Energetica de Minas Gerais (Preference Shares)	11,800	41,192
Cia Siderurgica Nacional SA	6,500	19,579
Cielo SA	13,700	22,617
Cogna Educacao	15,600	42,328
Cosan SA	1,900	35,359
Embraer SA†	9,200	38,969
Energisa SA	3,100	39,935
Engie Brasil Energia SA	2,400	29,169
Equatorial Energia SA	12,800	71,254
Gerdau SA (Preference Shares)	11,500	53,840
Hapvida Participacoes e Investimentos SA*	1,900	26,650
Hypera SA	3,000	24,917
IRB Brasil Resseguros S/A	8,400	87,931
Itau Unibanco Holding SA (Preference Shares)	62,050	475,524
Itausa - Investimentos Itau SA (Preference Shares)	55,980	168,099
JBS SA	12,800	82,432

Security Description	Shares	Value (Note 2)
Brazil (continued)
Klabin SA	10,400	$50,390
Localiza Rent a Car SA	7,980	99,932
Lojas Americanas SA (Preference Shares)	9,500	61,114
Lojas Renner SA	10,500	140,855
Magazine Luiza SA	9,200	119,871
Multiplan Empreendimentos Imobiliarios SA	300	2,429
Natura & Co. Holding SA	7,300	81,104
Notre Dame Intermedica Participacoes SA	5,300	86,889
Petrobras Distribuidora SA	9,600	64,559
Petroleo Brasileiro SA	38,900	275,677
Petroleo Brasileiro SA (Preference Shares)	53,300	354,080
Porto Seguro SA	1,200	18,530
Raia Drogasil SA	2,900	84,117
Rumo SA†	14,800	80,176
Sul America SA	3,400	50,016
Suzano SA	6,191	57,348
Telefonica Brasil SA (Preference Shares)	7,000	97,074
Tim Participacoes SA	9,300	36,374
Ultrapar Participacoes SA	8,300	48,956
Vale SA	40,700	477,745
WEG SA	11,000	101,226

		5,356,591

Cayman Islands — 15.0%
51job, Inc. ADR†	396	28,571
58.com, Inc. ADR†	1,158	64,408
AAC Technologies Holdings, Inc.	9,500	66,385
Agile Property Holdings, Ltd.	20,000	26,380
Airtac International Group	1,000	15,128
Alibaba Group Holding, Ltd. ADR†	22,002	4,545,393
ANTA Sports Products, Ltd.	15,000	129,578
Autohome, Inc. ADR†	701	53,613
Baidu, Inc. ADR†	3,553	439,009
Best, Inc. ADR†	2,085	11,071
Bosideng International Holdings, Ltd.	36,000	11,814
Chailease Holding Co., Ltd.	14,830	61,592
China Aoyuan Group, Ltd.	14,000	18,703
China Conch Venture Holdings, Ltd.	24,000	106,314
China East Education Holdings, Ltd.†*	5,500	10,156
China Hongqiao Group, Ltd.	34,500	16,902
China Lesso Group Holdings, Ltd.	13,000	16,730
China Literature, Ltd.†*	2,200	9,138
China Medical System Holdings, Ltd.	14,000	18,659
China Mengniu Dairy Co., Ltd.	35,000	127,846
China Resources Cement Holdings, Ltd.	42,000	47,047
China Resources Land, Ltd.	34,000	141,525
China State Construction International Holdings, Ltd.	32,000	25,328
China Zhongwang Holdings, Ltd.	37,200	12,272
CIFI Holdings Group Co., Ltd.	30,000	20,577
Country Garden Holdings Co., Ltd.	99,000	125,372
Dali Foods Group Co., Ltd.*	23,000	16,089
ENN Energy Holdings, Ltd.	10,800	125,709
GDS Holdings, Ltd. ADR†	926	47,883
Geely Automobile Holdings, Ltd.	62,000	98,874
Greentown Service Group Co., Ltd.	12,000	12,688
Haidilao International Holding, Ltd.*	4,000	15,312
Haitian International Holdings, Ltd.	9,000	19,310
Hansoh Pharmaceutical Group Co., Ltd.†*	4,000	14,288
Hengan International Group Co., Ltd.	8,500	61,792

42

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cayman Islands (continued)
Huazhu Group, Ltd. ADR	1,624	$56,028
Huya, Inc. ADR†	377	6,741
Innovent Biologics, Inc.†*	12,000	45,956
iQIYI, Inc. ADR†	1,501	33,382
JD.com, Inc. ADR†	9,425	355,228
JOYY, Inc. ADR†	623	37,710
Kaisa Group Holdings, Ltd.	19,000	7,876
Kingboard Holdings, Ltd.	10,000	26,411
Kingboard Laminates Holdings, Ltd.	15,500	15,821
Kingdee International Software Group Co., Ltd.	39,000	41,821
KWG Property Holding, Ltd.	15,000	19,416
Lee & Man Paper Manufacturing, Ltd.	12,000	8,287
Li Ning Co., Ltd.	26,000	76,209
Longfor Group Holdings, Ltd.*	23,000	96,924
Meituan Dianping, Class B†	13,000	164,746
Momo, Inc. ADR	1,746	53,428
NetEase, Inc. ADR	905	290,288
New Oriental Education & Technology Group, Inc. ADR†	1,850	224,868
Nexteer Automotive Group, Ltd.	7,000	5,127
NIO, Inc. ADR†	6,788	25,659
Noah Holdings, Ltd.†	510	17,304
Ping An Healthcare and Technology Co., Ltd.†*	3,400	29,224
Qudian, Inc. ADR†	647	1,863
Semiconductor Manufacturing International Corp.†	40,500	73,323
Shenzhou International Group Holdings, Ltd.	10,800	142,577
Shimao Property Holdings, Ltd.	15,000	48,449
Shui On Land, Ltd.	9,500	1,897
SINA Corp.†	604	23,399
Sino Biopharmaceutical, Ltd.	84,500	112,322
Sunny Optical Technology Group Co., Ltd.	9,400	151,366
TAL Education Group ADR†	4,979	248,452
Tencent Holdings, Ltd.	74,700	3,546,986
Tencent Music Entertainment Group ADR†	792	10,051
Tingyi Cayman Islands Holding Corp.	24,000	40,181
Trip.com Group, Ltd. ADR†	5,948	191,109
Uni-President China Holdings, Ltd.	12,000	12,190
Vipshop Holdings, Ltd. ADR†	5,409	68,857
Want Want China Holdings, Ltd.	66,000	54,268
Weibo Corp. ADR†	588	25,061
Wuxi Biologics Cayman, Inc.†*	7,000	88,579
Xiaomi Corp, Class B†*	107,800	157,910
Xinyi Solar Holdings, Ltd.	44,000	30,750
Zhen Ding Technology Holding, Ltd.	6,000	23,325
Zhenro Properties Group, Ltd.	14,000	8,625
Zhongsheng Group Holdings, Ltd.	10,000	36,983

		13,298,433

Chile — 0.7%
Aguas Andinas SA, Class A	3,101	1,162
Banco de Chile	855,619	84,247
Banco de Credito e Inversiones SA	908	37,910
Banco Santander Chile	1,205,716	59,645
Cencosud SA	19,290	23,862
Cia Cervecerias Unidas SA	2,181	19,254
Colbun SA	101,743	14,811

Security Description	Shares	Value (Note 2)
Chile (continued)
Embotelladora Andina SA (Preference Shares)	8,409	$21,959
Empresa Nacional de Telecomunicaciones SA†	1,702	11,165
Empresas CMPC SA	10,105	23,170
Empresas COPEC SA	6,027	53,771
Enel Americas SA	607,793	119,766
Enel Chile SA	580,908	55,093
Itau CorpBanca	2,141,921	10,411
Latam Airlines Group SA	1,488	12,361
SACI Falabella	12,831	50,343
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,450	40,404

		639,334

China — 9.2%
3SBio, Inc.†*	21,500	27,474
A-Living Services Co., Ltd.*	4,500	14,918
Agricultural Bank of China, Ltd.	531,000	204,755
Aluminum Corp. of China, Ltd.†	60,000	17,494
Anhui Conch Cement Co., Ltd.	19,500	124,219
AviChina Industry & Technology Co., Ltd.	48,000	19,993
BAIC Motor Corp., Ltd.*	12,500	6,157
Bank of China, Ltd.	1,225,000	473,646
Bank of Communications Co., Ltd.	207,000	131,943
Baozun, Inc. ADR†	308	9,274
BBMG Corp.	54,000	14,462
Beijing Capital International Airport Co., Ltd.	16,000	12,875
BYD Co., Ltd.	7,500	39,220
CGN Power Co., Ltd.*	194,000	47,705
China Cinda Asset Management Co. Ltd.	297,000	59,351
China CITIC Bank Corp., Ltd.	175,000	91,105
China Coal Energy Co., Ltd.	66,000	22,434
China Communications Construction Co., Ltd.	89,000	62,628
China Communications Services Corp., Ltd.	32,000	21,438
China Construction Bank Corp.	1,324,000	1,004,363
China Everbright Bank Co., Ltd.	122,000	48,899
China Evergrande Group	22,000	48,421
China Galaxy Securities Co., Ltd.	87,500	43,370
China Huarong Asset Management Co., Ltd.*	311,000	40,769
China International Capital Corp., Ltd.*	28,800	49,796
China Life Insurance Co., Ltd.	106,000	253,989
China Longyuan Power Group Corp. Ltd.	40,000	23,641
China Merchants Bank Co., Ltd.	69,000	332,777
China Minsheng Banking Corp., Ltd.	177,500	123,823
China Molybdenum Co, Ltd.	45,000	16,500
China National Building Material Co., Ltd.	56,000	53,366
China Oilfield Services, Ltd.	24,000	34,862
China Pacific Insurance Group Co., Ltd.	42,600	141,736
China Petroleum & Chemical Corp.	384,000	202,617
China Railway Construction Corp., Ltd.	34,500	33,470
China Railway Group, Ltd.	71,000	38,709
China Railway Signal & Communication Corp., Ltd.*	28,000	13,469
China Reinsurance Group Corp.	146,000	20,730
China Resources Pharmaceutical Group, Ltd.*	10,500	8,777

43

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
China (continued)
China Shenhua Energy Co., Ltd.	52,000	$91,382
China Telecom Corp., Ltd.	230,000	89,310
China Tower Corp., Ltd.*	562,000	116,908
China Vanke Co., Ltd.	25,000	87,868
Chongqing Rural Commercial Bank Co., Ltd.	62,000	28,340
CITIC Securities Co., Ltd.	47,000	90,407
COSCO SHIPPING Energy Transportation Co., Ltd.	12,000	5,208
COSCO SHIPPING Holdings Co., Ltd.†	50,000	17,752
Country Garden Services Holdings Co., Ltd.	14,689	47,507
CRRC Corp., Ltd.	75,000	49,150
Datang International Power Generation Co., Ltd.	58,000	10,059
Dongfeng Motor Group Co., Ltd.	28,000	20,956
Fuyao Glass Industry Group Co., Ltd.*	6,000	17,077
Genscript Biotech Corp.†	10,000	23,038
GF Securities Co., Ltd.	42,800	46,740
Great Wall Motor Co., Ltd.	29,500	19,540
Guangzhou Automobile Group Co., Ltd.	31,200	31,325
Guangzhou R&F Properties Co., Ltd.	15,200	22,825
Guotai Junan Securities Co., Ltd.*	28,400	45,018
Haitong Securities Co., Ltd.	70,400	68,085
Huadian Power International Corp., Ltd.	26,000	8,555
Huaneng Power International, Inc.	50,000	23,646
Huaneng Renewables Corp., Ltd.	76,000	31,217
Huatai Securities Co., Ltd.*	40,200	63,205
Industrial & Commercial Bank of China, Ltd.	944,000	628,197
Jiangsu Expressway Co., Ltd.	14,000	17,324
Jiangxi Copper Co., Ltd.	37,000	43,387
Kingsoft Corp., Ltd.†	13,000	39,311
Legend Holdings Corp.*	19,000	35,337
Logan Property Holdings Co., Ltd.	16,000	24,203
Luye Pharma Group, Ltd.*	5,500	3,524
Maanshan Iron & Steel Co., Ltd.	18,000	6,364
Meitu, Inc.†*	8,608	1,658
Metallurgical Corp of China, Ltd.	181,000	35,213
New China Life Insurance Co., Ltd.	12,200	45,558
People’s Insurance Co. Group of China, Ltd.	161,000	57,493
PetroChina Co., Ltd.	306,000	134,776
PICC Property & Casualty Co., Ltd.	100,000	106,756
Pinduoduo, Inc. ADR†	2,403	84,634
Ping An Insurance Group Co. of China, Ltd.	89,000	1,006,871
Postal Savings Bank of China Co., Ltd.*	149,000	92,464
Seazen Group, Ltd.	18,000	18,025
Shandong Weigao Group Medical Polymer Co., Ltd.	16,000	19,076
Shanghai Electric Group Co., Ltd.	134,000	39,684
Shanghai Fosun Pharmaceutical Group Co., Ltd.	5,500	14,672
Shanghai Pharmaceuticals Holding Co., Ltd.	3,200	5,952
Shenzhen Expressway Co., Ltd.	4,000	5,157
Sinopec Engineering Group Co., Ltd.	20,000	10,748
Sinopec Shanghai Petrochemical Co., Ltd.	52,000	13,277
Sinopharm Group Co., Ltd.	12,400	40,290
Sinotrans, Ltd.	54,000	16,493
Sunac China Holdings, Ltd.	31,000	149,449

Security Description	Shares	Value (Note 2)
China (continued)
TravelSky Technology, Ltd.	17,000	$36,775
Tsingtao Brewery Co., Ltd.	6,000	33,313
Weichai Power Co., Ltd.	28,000	48,989
WuXi AppTec Co., Ltd.*	2,700	32,492
Xinjiang Goldwind Science & Technology Co., Ltd.	8,600	9,030
Yanzhou Coal Mining Co., Ltd.	30,000	22,116
Yihai International Holding, Ltd.	5,000	28,236
Yuzhou Properties Co., Ltd.	18,000	8,323
Zhaojin Mining Industry Co., Ltd.	9,500	10,948
Zhejiang Expressway Co., Ltd.	16,000	13,023
ZhongAn Online P&C Insurance Co., Ltd.†*	2,900	9,262
Zhuzhou CRRC Times Electric Co., Ltd.	6,700	22,466
Zijin Mining Group Co., Ltd.	90,000	39,212
Zoomlion Heavy Industry Science and Technology Co., Ltd.	19,000	13,969
ZTE Corp.†	15,000	48,436
ZTO Express Cayman, Inc. ADR	4,557	98,978

		8,161,754

Colombia — 0.3%
Bancolombia SA	3,240	40,206
Bancolombia SA (Preference Shares)	4,711	61,574
Ecopetrol SA	72,323	67,248
Grupo Argos SA	2,380	12,164
Grupo Aval Acciones y Valores (Preference Shares)	44,074	18,686
Grupo de Inversiones Suramericana SA	2,440	22,830
Interconexion Electrica SA ESP	5,984	32,895

		255,603

Czech Republic — 0.1%
CEZ AS	3,115	68,188

Greece — 0.3%
Alpha Bank AE†	16,020	31,931
Eurobank Ergasias SA†	31,177	28,508
Hellenic Telecommunications Organization SA	6,187	92,476
JUMBO SA	2,371	48,271
Motor Oil Hellas Corinth Refineries SA	1,362	28,939
National Bank of Greece SA†	6,772	21,434
OPAP SA	3,738	46,585

		298,144

Hong Kong — 2.9%
Alibaba Health Information Technology, Ltd.†	42,000	58,981
Alibaba Pictures Group, Ltd.†	190,000	26,947
Beijing Enterprises Holdings, Ltd.	15,500	67,701
BYD Electronic International Co., Ltd.	11,500	21,931
China Agri-Industries Holdings, Ltd.	28,000	15,003
China Education Group Holdings, Ltd.	4,000	4,894
China Everbright International, Ltd.	62,000	43,910
China Everbright, Ltd.	22,000	33,456
China Jinmao Holdings Group, Ltd.	70,000	46,850
China Merchants Port Holdings Co., Ltd.	20,000	30,724
China Mobile, Ltd.	82,500	675,436
China Overseas Land & Investment, Ltd.	48,000	154,550
China Power International Development, Ltd.	144,000	27,912
China Resources Beer Holdings Co., Ltd.	20,000	92,700

44

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hong Kong (continued)
China Resources Power Holdings Co., Ltd.	24,000	$32,164
China Taiping Insurance Holdings Co., Ltd.	24,000	49,889
China Traditional Chinese Medicine Holdings Co., Ltd.	14,000	6,513
China Unicom Hong Kong, Ltd.	96,000	80,037
CITIC, Ltd.	120,000	134,728
CNOOC, Ltd.	241,000	365,087
CSPC Pharmaceutical Group, Ltd.	56,000	123,809
Far East Horizon, Ltd.	44,000	38,867
Fosun International, Ltd.	56,000	74,170
Guangdong Investment, Ltd.	34,000	68,761
Hua Hong Semiconductor, Ltd.*	5,000	11,943
Hutchison China MediTech, Ltd. ADR†	590	14,484
Lenovo Group, Ltd.	112,000	73,005
Shanghai Industrial Holdings, Ltd.	46,000	80,984
Shenzhen Investment, Ltd.	42,000	14,537
Sino-Ocean Land Holdings, Ltd.	35,500	12,739
Sinotruk Hong Kong, Ltd.	8,500	14,524
SSY Group, Ltd.	12,000	11,041
Sun Art Retail Group, Ltd.	33,000	39,261
Towngas China Co., Ltd.	26,000	16,059
Wharf Holdings, Ltd.	1,000	2,469
Yuexiu Property Co., Ltd.	94,000	18,855

		2,584,921

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	3,532	29,864
OTP Bank Nyrt	2,259	104,739
Richter Gedeon Nyrt	151	3,240

		137,843

India — 2.6%
Axis Bank, Ltd. GDR	5,223	266,512
Dr. Reddy’s Laboratories, Ltd. ADR	618	26,994
GAIL India, Ltd. GDR	1,894	18,942
HDFC Bank, Ltd. ADR	1,024	58,655
ICICI Bank, Ltd. ADR	15,774	229,985
Infosys, Ltd. ADR	48,463	531,154
Larsen & Toubro, Ltd. GDR	6,624	125,277
Mahindra & Mahindra, Ltd. GDR	8,562	68,006
Reliance Industries, Ltd. GDR*	20,160	788,787
State Bank of India GDR†	1,941	85,986
Tata Motors, Ltd. ADR†	824	9,995
Vedanta, Ltd. ADR	2,524	19,940
Wipro, Ltd. ADR	11,420	41,455

		2,271,688

Indonesia — 1.7%
Ace Hardware Indonesia Tbk PT	135,400	17,038
Adaro Energy Tbk PT	163,000	14,453
Astra International Tbk PT	250,700	115,475
Bank Central Asia Tbk PT	144,000	338,399
Bank Mandiri Persero Tbk PT	249,900	136,801
Bank Negara Indonesia Persero Tbk PT	100,100	52,471
Bank Rakyat Indonesia Persero Tbk PT	748,100	242,714
Bank Tabungan Negara Persero Tbk PT	30,900	4,215
Barito Pacific Tbk PT†	349,300	33,302
Bukit Asam Tbk PT	30,400	4,879
Bumi Serpong Damai Tbk PT†	24,700	2,005
Charoen Pokphand Indonesia Tbk PT	81,100	39,352
Gudang Garam Tbk PT	7,800	31,639

Security Description	Shares	Value (Note 2)
Indonesia (continued)
Hanjaya Mandala Sampoerna Tbk PT	135,900	$20,449
Indah Kiat Pulp and Paper Corp. PT	24,100	11,817
Indocement Tunggal Prakarsa Tbk PT	24,100	28,899
Indofood CBP Sukses Makmur Tbk PT	29,600	24,563
Indofood Sukses Makmur Tbk PT	50,400	28,614
Jasa Marga Persero Tbk PT	9,100	3,037
Kalbe Farma Tbk PT	242,700	25,100
Pabrik Kertas Tjiwi Kimia Tbk PT	12,200	8,098
Perusahaan Gas Negara Persero Tbk PT	122,700	15,217
Semen Indonesia Persero Tbk PT	40,200	34,858
Telekomunikasi Indonesia Persero Tbk PT	714,200	197,800
Unilever Indonesia Tbk PT	111,300	64,601
United Tractors Tbk PT	21,200	29,621
XL Axiata Tbk PT†	35,900	7,635

		1,533,052

Jersey — 0.1%
WNS Holdings, Ltd. ADR†	651	46,455

Luxembourg — 0.1%
Globant SA†	417	51,166
Reinet Investments SCA	625	13,414

		64,580

Malaysia — 1.6%
AMMB Holdings Bhd	5,600	5,046
Axiata Group Bhd	39,000	40,729
British American Tobacco Malaysia Bhd	800	2,294
CIMB Group Holdings Bhd	65,200	78,129
Dialog Group Bhd	67,800	53,913
DiGi.Com Bhd	49,500	50,972
Fraser & Neave Holdings Bhd	2,900	23,341
Gamuda Bhd	27,600	25,893
Genting Bhd	18,400	24,616
Genting Malaysia Bhd	25,500	18,771
HAP Seng Consolidated Bhd	59,500	141,335
Hong Leong Bank Bhd	8,100	31,597
Hong Leong Financial Group Bhd	2,700	10,615
IHH Healthcare Bhd	14,900	20,730
IJM Corp. Bhd	33,600	17,317
IOI Corp. Bhd	13,000	14,359
Kuala Lumpur Kepong Bhd	2,700	15,011
Malayan Banking Bhd	75,500	154,881
Malaysia Airports Holdings Bhd	4,900	8,042
Maxis Bhd	36,600	47,334
MISC Bhd	18,300	34,033
Nestle Malaysia Bhd	800	28,127
Petronas Chemicals Group Bhd	31,400	47,307
Petronas Dagangan Bhd	4,400	23,768
Petronas Gas Bhd	11,300	44,021
PPB Group Bhd	7,800	35,184
Press Metal Aluminium Holdings Bhd	18,200	21,577
Public Bank Bhd	41,600	188,191
QL Resources Bhd	3,300	6,678
RHB Bank Bhd	20,200	28,078
Sime Darby Bhd	51,800	27,473
Sime Darby Plantation Bhd	13,700	16,961
Telekom Malaysia Bhd	14,400	13,523
Tenaga Nasional Bhd	48,500	147,100
Westports Holdings Bhd	1,000	957
YTL Corp. Bhd	81,000	17,642

		1,465,545

45

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Mexico — 2.1%
Alfa SAB de CV, Class A	38,000	$28,577
Alsea SAB de CV†	3,800	9,227
America Movil SAB de CV, Series L	444,500	367,682
Arca Continental SAB de CV	9,100	51,531
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	2,756	3,954
Cemex SAB de CV CPO	174,400	70,053
Coca-Cola Femsa SAB de CV	6,700	40,936
El Puerto de Liverpool SAB de CV, Class C1	3,000	15,940
Fibra Uno Administracion SA de CV	44,000	72,303
Fomento Economico Mexicano SAB de CV	26,400	238,034
Gruma SAB de CV, Class B	1,415	15,039
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,800	47,053
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,005	38,559
Grupo Bimbo SAB de CV, Class A	15,600	27,988
Grupo Carso SAB de CV, Class A1	6,500	23,437
Grupo Financiero Banorte SAB de CV, Class O	33,200	204,606
Grupo Financiero Inbursa SAB de CV, Class O	26,900	30,622
Grupo Mexico SAB de CV, Class B	46,100	122,548
Grupo Televisa SAB CPO	28,200	62,667
Industrias Penoles SAB de CV	1,430	14,844
Infraestructura Energetica Nova SAB de CV	8,300	39,006
Kimberly-Clark de Mexico SAB de CV, Class A	20,700	42,823
Megacable Holdings SA de CV	1,800	6,746
Orbia Advance Corp SAB de CV	14,600	34,500
Promotora y Operadora de Infraestructura SAB de CV	1,870	20,224
Wal-Mart de Mexico SAB de CV	71,100	208,045

		1,836,944

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	1,326	17,145

Philippines — 0.8%
Aboitiz Equity Ventures, Inc.	31,990	30,759
Aboitiz Power Corp.	14,300	9,136
Alliance Global Group, Inc.†	5,430	1,149
Altus San Nicolas Corp.†(1)(2)	458	47
Ayala Corp.	4,855	68,685
Ayala Land, Inc.	83,300	67,688
Bank of the Philippine Islands	11,600	18,845
BDO Unibank, Inc.	26,150	75,799
Globe Telecom, Inc.	450	16,683
GT Capital Holdings, Inc.	1,737	23,055
International Container Term Services, Inc.	9,140	23,197
JG Summit Holdings, Inc.	41,250	56,661
Jollibee Foods Corp.	3,440	12,915
Manila Electric Co.	4,750	23,979
Metro Pacific Investments Corp.	95,000	5,957
Metropolitan Bank & Trust Co.	24,723	27,896
PLDT, Inc.	1,050	20,474
Robinsons Land Corp.	11,800	5,914
Security Bank Corp.	2,670	9,271

Security Description	Shares	Value (Note 2)
Philippines (continued)
SM Investments Corp.	4,310	$82,032
SM Prime Holdings, Inc.	114,900	87,768
Universal Robina Corp.	8,490	24,166

		692,076

Poland — 0.5%
Bank Polska Kasa Opieki SA	1,231	31,372
CCC SA	34	851
CD Projekt SA	986	71,390
Cyfrowy Polsat SA	710	4,962
Dino Polska SA†*	324	13,579
Grupa Lotos SA	632	12,538
KGHM Polska Miedz SA†	903	21,220
LPP SA	12	26,121
Orange Polska SA†	4,891	8,839
PGE Polska Grupa Energetyczna SA†	4,324	7,645
Polski Koncern Naftowy Orlen SA	3,203	62,506
Polskie Gornictwo Naftowe I Gazownictwo SA	3,390	3,146
Powszechna Kasa Oszczednosci Bank Polski SA	7,729	68,087
Powszechny Zaklad Ubezpieczen SA	5,818	60,290
Santander Bank Polska SA	222	16,364

		408,910

Qatar — 0.5%
Commercial Bank PQSC	5,112	6,716
Industries Qatar QSC	10,107	27,655
Mesaieed Petrochemical Holding Co.	39,873	23,917
Qatar Electricity & Water Co. QSC	10,899	48,184
Qatar Fuel QSC	4,018	24,296
Qatar Islamic Bank SAQ	2,994	13,743
Qatar National Bank Q.P.S.C.	51,322	287,879

		432,390

Romania — 0.0%
NEPI Rockcastle PLC	812	6,684

Russia — 4.2%
Gazprom PJSC ADR	118,101	827,487
Lukoil PJSC ADR	8,879	902,905
Magnit PJSC GDR	4,750	64,348
MMC Norilsk Nickel PJSC ADR	14,606	470,738
Mobile TeleSystems PJSC ADR	7,742	78,891
Novatek PJSC GDR	1,601	288,106
PhosAgro PJSC GDR	1,621	20,560
Rosneft GDR	33,704	251,812
Rostelecom PJSC ADR	13,027	104,590
Severstal PJSC GDR	7,309	102,719
Surgutneftegas OJSC ADR	28,889	204,349
Tatneft PJSC ADR	5,417	388,252

		3,704,757

Saudi Arabia — 2.3%
Advanced Petrochemical Co.	2,678	34,322
Al Rajhi Bank	16,006	282,930
Alinma Bank	6,626	45,653
Almarai Co. JSC	2,945	37,223
Bank Al-Jazira	3,653	14,614
Bank AlBilad	3,771	27,280
Banque Saudi Fransi	6,662	65,674
Bupa Arabia for Cooperative Insurance Co.	549	15,023
Co. for Cooperative Insurance†	717	14,308

46

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Saudi Arabia (continued)
Etihad Etisalat Co.†	5,044	$35,366
Jarir Marketing Co.	1,897	81,314
National Commercial Bank	16,137	201,516
National Industrialization Co.†	2,888	9,838
Rabigh Refining & Petrochemical Co.†	3,142	16,727
Riyad Bank	15,176	95,212
Samba Financial Group	12,457	100,356
Saudi Airlines Catering Co.	480	13,132
Saudi Arabian Fertilizer Co.	2,627	52,433
Saudi Arabian Mining Co.†	5,708	65,113
Saudi Arabian Oil Co.†*	15,063	137,101
Saudi Basic Industries Corp.	10,708	249,470
Saudi British Bank	8,531	72,480
Saudi Cement Co.	1,065	19,090
Saudi Electricity Co.	16,225	85,783
Saudi Industrial Investment Group	3,509	22,004
Saudi Kayan Petrochemical Co.†	7,478	19,794
Saudi Telecom Co.	5,892	143,160
Savola Group†	2,351	22,296
Yanbu National Petrochemical Co.	3,610	50,600

		2,029,812

Singapore — 0.0%
BOC Aviation, Ltd.*	3,600	33,100

South Africa — 3.5%
Absa Group, Ltd.	7,920	72,099
Anglo American Platinum, Ltd.	649	51,934
AngloGold Ashanti, Ltd.	5,010	102,067
Aspen Pharmacare Holdings, Ltd.†	3,568	27,283
Bid Corp., Ltd.	4,050	89,175
Bidvest Group, Ltd.	3,804	52,516
Capitec Bank Holdings, Ltd.	583	52,310
Clicks Group, Ltd.	2,916	47,517
Discovery, Ltd.	3,488	27,061
Exxaro Resources, Ltd.	2,480	20,138
FirstRand, Ltd.	43,473	166,588
Fortress REIT, Ltd., Class A	19,222	23,632
Foschini Group, Ltd.	3,201	29,397
Gold Fields, Ltd.	9,592	62,028
Growthpoint Properties, Ltd.	46,809	65,546
Impala Platinum Holdings, Ltd.†	9,958	94,194
Investec, Ltd.	5,894	33,040
Kumba Iron Ore, Ltd.	608	14,169
Liberty Holdings, Ltd.	1,154	8,127
Life Healthcare Group Holdings, Ltd.	2,028	3,413
Momentum Metropolitan Holdings	10,299	13,728
Mr. Price Group, Ltd.	3,055	34,285
MTN Group, Ltd.	21,228	114,145
MultiChoice Group, Ltd.†	4,260	30,314
Naspers, Ltd., Class N	5,618	922,196
Nedbank Group, Ltd.	3,790	49,473
Northam Platinum, Ltd.†	4,312	36,152
Old Mutual, Ltd.	61,084	69,952
Pepkor Holdings, Ltd.*	14,083	15,418
Pick n Pay Stores, Ltd.	1,833	7,942
PSG Group, Ltd.	1,760	25,130
Rand Merchant Investment Holdings, Ltd.	3,816	6,905
Redefine Properties, Ltd.	69,382	32,952
Remgro, Ltd.	6,459	78,273
RMB Holdings, Ltd.	8,789	42,900
Sanlam, Ltd.	23,507	115,914

Security Description	Shares	Value (Note 2)
South Africa (continued)
Sasol, Ltd.	6,882	$108,657
Shoprite Holdings, Ltd.	4,805	37,399
Sibanye Gold, Ltd.†	27,361	70,514
SPAR Group, Ltd.	1,629	20,452
Standard Bank Group, Ltd.	15,601	162,508
Tiger Brands, Ltd.	609	8,000
Vodacom Group, Ltd.	7,747	60,580
Woolworths Holdings, Ltd.	12,413	36,740

		3,142,763

South Korea — 9.5%
Amorepacific Corp.	373	58,414
Amorepacific Corp. (Preference Shares)	34	2,354
AMOREPACIFIC Group	221	13,266
BGF retail Co., Ltd.†	67	9,201
BNK Financial Group, Inc.†	676	3,812
Celltrion Healthcare Co., Ltd.†	360	16,919
Celltrion Pharm, Inc.†	93	3,208
Celltrion, Inc.†	1,226	167,284
Cheil Worldwide, Inc.	421	7,457
CJ CheilJedang Corp.†	2	394
CJ Corp.†	131	9,061
CJ Corp. (Preference Shares)†(1)	33	1,711
CJ ENM Co., Ltd.†	22	2,534
CJ Logistics Corp.†	104	12,701
Daelim Industrial Co., Ltd.†	260	17,482
Daewoo Engineering & Construction Co., Ltd.†	1,737	6,287
Daewoo Shipbuilding & Marine Engineering Co., Ltd.†	59	1,209
DB Insurance Co., Ltd.	378	13,351
Doosan Bobcat, Inc.	431	11,069
E-MART, Inc.	128	11,787
Fila Holdings Corp.†	453	16,737
GS Engineering & Construction Corp.†	481	11,169
GS Holdings Corp.†	778	29,754
GS Retail Co., Ltd.	312	10,305
Hana Financial Group, Inc.	3,389	93,270
Hankook Tire & Technology Co., Ltd.†	256	6,138
Hanmi Pharm Co., Ltd.†	14	3,279
Hanmi Science Co., Ltd.†	77	2,066
Hanon Systems	1,397	12,231
Hanwha Solutions Corp.†	865	12,016
Hanwha Corp.†	134	2,408
HDC Hyundai Development Co-Engineering & Construction, Class E†	23	399
Helixmith Co., Ltd.†	194	12,360
HLB, Inc.†	372	27,781
Hotel Shilla Co., Ltd.	378	27,544
Hyundai Department Store Co., Ltd.†	76	4,927
Hyundai Engineering & Construction Co., Ltd.†	928	29,464
Hyundai Glovis Co., Ltd.	260	31,938
Hyundai Heavy Industries Holdings Co., Ltd.†	129	29,475
Hyundai Marine & Fire Insurance Co., Ltd.†	286	5,266
Hyundai Mobis Co., Ltd.	811	155,201
Hyundai Motor Co.	1,717	178,267
Hyundai Motor Co. (2nd Preference Shares)	456	30,754
Hyundai Motor Co. (Preference Shares)	310	19,023

47

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Steel Co.	568	$13,395
Industrial Bank of Korea†	1,761	15,820
Kakao Corp.†	595	78,357
Kangwon Land, Inc.†	1,081	24,843
KB Financial Group, Inc.†	4,878	178,963
KCC Corp.	58	9,744
KCC Glass Corp.†	55	1,574
Kia Motors Corp.	3,016	102,718
KMW Co., Ltd.†	329	13,387
Korea Aerospace Industries, Ltd.†	1,094	27,417
Korea Electric Power Corp.†	3,245	68,664
Korea Gas Corp.†	445	12,093
Korea Investment Holdings Co., Ltd.†	819	45,095
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	424	39,936
Korea Zinc Co., Ltd.†	113	35,806
KT&G Corp.†	1,809	143,804
Kumho Petrochemical Co., Ltd.	107	5,785
LG Chem, Ltd.	595	166,623
LG Chem, Ltd. (Preference Shares)	69	10,328
LG Corp.†	1,376	80,609
LG Display Co., Ltd.†	2,324	29,623
LG Electronics, Inc.	1,481	80,949
LG Household & Health Care, Ltd.	112	117,379
LG Household & Health Care, Ltd. (Preference Shares)	13	8,260
LG Innotek Co., Ltd.	151	18,940
LG Uplus Corp.	1,404	15,510
Lotte Chemical Corp.†	184	28,882
Lotte Corp.	144	4,228
Lotte Shopping Co., Ltd.†	61	5,841
Medy-Tox, Inc.	47	12,666
Meritz Securities Co., Ltd.	7,855	23,930
Mirae Asset Daewoo Co., Ltd.†	11,798	67,231
NAVER Corp.	1,764	262,007
NCSoft Corp.†	237	126,091
Netmarble Games Corp.†*	413	30,631
NH Investment & Securities Co., Ltd.†	4,667	42,597
OCI Co., Ltd.†	20	922
Orion Corp.	183	15,697
Pan Ocean Co., Ltd.†	524	1,727
PearlAbyss Corp.†	99	15,065
POSCO	1,001	181,174
POSCO Chemical Co., Ltd.	109	5,210
Posco International Corp.†	660	9,271
S-1 Corp.	98	7,498
S-Oil Corp.	552	34,913
Samsung Biologics Co, Ltd.†*	189	76,322
Samsung C&T Corp.	1,121	101,048
Samsung Card Co.	444	14,148
Samsung Electro-Mechanics Co., Ltd.	692	71,098
Samsung Electronics Co., Ltd.	62,402	2,920,364
Samsung Electronics Co., Ltd. (Preference Shares)	10,859	428,358
Samsung Engineering Co., Ltd.†	2,047	29,234
Samsung Fire & Marine Insurance Co., Ltd.	360	63,320
Samsung Heavy Industries Co., Ltd.†	3,900	21,487
Samsung Life Insurance Co., Ltd.	803	46,231
Samsung SDI Co., Ltd.	698	159,292
Samsung SDS Co., Ltd.	539	86,990
Samsung Securities Co. Ltd.	2,163	63,148

Security Description	Shares	Value (Note 2)
South Korea (continued)
Shinhan Financial Group Co., Ltd.	5,845	$190,237
Shinsegae Co. Ltd.	77	17,081
SK Holdings Co Ltd	463	90,457
SK Hynix, Inc.	7,011	543,773
SK Innovation Co., Ltd.	705	76,155
SK Telecom Co., Ltd.	255	49,050
Woongjin Coway Co., Ltd.	697	51,109
Woori Financial Group, Inc.†	4,775	40,239
Yuhan Corp.†	20	3,632

		8,485,249

Taiwan — 9.9%
Accton Technology Corp.	8,000	42,640
Acer, Inc.	67,000	37,199
Advantech Co., Ltd.	7,000	66,740
ASE Technology Holding Co., Ltd.	44,000	106,728
Asia Cement Corp.	22,000	32,717
Asustek Computer, Inc.	11,000	80,700
AU Optronics Corp.	76,000	25,014
Catcher Technology Co., Ltd.	9,000	71,233
Cathay Financial Holding Co., Ltd.	95,000	127,012
Chang Hwa Commercial Bank, Ltd.	75,681	53,655
Cheng Shin Rubber Industry Co., Ltd.	16,000	20,749
Chicony Electronics Co., Ltd.	11,065	31,252
China Development Financial Holding Corp.	127,000	38,759
China Life Insurance Co., Ltd.†	17,160	13,945
China Steel Corp.	183,000	139,384
Chunghwa Telecom Co., Ltd.	61,000	217,176
Compal Electronics, Inc.	161,000	97,144
CTBC Financial Holding Co., Ltd.	212,000	153,946
Delta Electronics, Inc.	25,000	116,910
E.Sun Financial Holding Co., Ltd.	125,178	115,775
Eclat Textile Co., Ltd.	2,000	25,619
Far Eastern New Century Corp.	42,000	38,921
Far EasTone Telecommunications Co., Ltd.	24,000	54,254
Feng TAY Enterprise Co., Ltd.	3,400	20,368
First Financial Holding Co., Ltd.	137,015	106,531
Formosa Chemicals & Fibre Corp.	46,000	128,348
Formosa Petrochemical Corp.	16,000	47,406
Formosa Plastics Corp.	57,000	175,228
Formosa Taffeta Co., Ltd.	20,000	22,283
Foxconn Technology Co., Ltd.	11,000	21,843
Fubon Financial Holding Co., Ltd.	86,000	127,394
Giant Manufacturing Co., Ltd.	1,000	5,914
Globalwafers Co., Ltd.	2,000	25,964
Hiwin Technologies Corp.	2,183	21,833
Hon Hai Precision Industry Co., Ltd.	163,200	443,219
Hotai Motor Co., Ltd.	4,000	81,243
Hua Nan Financial Holdings Co., Ltd.	108,485	77,405
Innolux Corp.	50,000	14,357
Inventec Corp.	63,000	47,567
Largan Precision Co., Ltd.	1,000	155,706
Lite-On Technology Corp.	36,000	55,673
MediaTek, Inc.	19,000	241,668
Mega Financial Holding Co., Ltd.	142,000	147,712
Micro-Star International Co., Ltd.	12,000	36,416
Nan Ya Plastics Corp.	79,000	180,582
Nanya Technology Corp.	13,000	32,868
Nien Made Enterprise Co., Ltd.	2,000	16,237
Novatek Microelectronics Corp.	6,000	42,382
Pegatron Corp.	31,000	64,333

48

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Taiwan (continued)
Phison Electronics Corp.	1,000	$10,361
Pou Chen Corp.	34,000	39,235
Powertech Technology, Inc.	7,000	24,718
President Chain Store Corp.	7,000	68,620
Quanta Computer, Inc.	54,000	109,748
Realtek Semiconductor Corp.	5,000	40,422
Ruentex Industries, Ltd.	2,000	4,478
Shanghai Commercial & Savings Bank, Ltd.	34,000	55,816
Shin Kong Financial Holding Co., Ltd.	95,598	30,917
SinoPac Financial Holdings Co., Ltd.	118,860	50,419
Synnex Technology International Corp.	28,000	34,500
Taishin Financial Holding Co., Ltd.	96,770	45,090
Taiwan Business Bank	9,200	3,743
Taiwan Cement Corp.	64,486	89,134
Taiwan Cooperative Financial Holding Co., Ltd.	133,746	91,621
Taiwan High Speed Rail Corp.	13,000	15,415
Taiwan Mobile Co., Ltd.	24,000	84,487
Taiwan Semiconductor Manufacturing Co., Ltd.	320,000	3,423,273
Tatung Co., Ltd.†	16,000	10,318
Uni-President Enterprises Corp.	50,000	118,832
United Microelectronics Corp.	126,000	61,446
Vanguard International Semiconductor Corp.	9,000	22,167
Walsin Technology Corp.†	3,000	20,440
Win Semiconductors Corp.	4,000	36,522
Winbond Electronics Corp.	24,000	13,246
Wistron Corp.	51,027	45,568
Wiwynn Corp.	1,000	22,940
WPG Holdings, Ltd.	30,000	37,579
Yageo Corp.	3,000	37,253
Yuanta Financial Holding Co., Ltd.	132,000	85,530

		8,781,790

Thailand — 1.9%
Advanced Info Service PCL NVDR	14,200	92,342
Airports of Thailand PCL NVDR	62,200	140,013
Bangkok Bank PCL	3,200	14,796
Bangkok Dusit Medical Services PCL NVDR	126,400	100,372
Bangkok Expressway & Metro PCL NVDR	104,700	36,543
Banpu Public Co., Ltd. NVDR	25,700	8,224
Berli Jucker PCL NVDR	16,800	21,909
BTS Group Holdings PCL NVDR	59,400	23,682
Central Pattana PCL NVDR	34,400	66,313
Charoen Pokphand Foods PCL NVDR	51,700	49,454
CP ALL PCL NVDR	81,700	184,387
Electricity Generating PCL NVDR	4,000	38,998
Energy Absolute PCL NVDR	22,100	30,333
Gulf Energy Development PCL NVDR	7,700	47,250
Home Product Center PCL NVDR	84,300	39,255
Indorama Ventures PCL NVDR	24,900	22,124
Intouch Holdings PCL NVDR	26,100	46,186
IRPC PCL NVDR	82,100	7,509
Kasikornbank PCL NVDR	9,100	40,616
Krung Thai Bank PCL NVDR	47,200	24,303
Land & Houses PCL NVDR	102,700	30,538

Security Description	Shares	Value (Note 2)
Thailand (continued)
Minor International PCL NVDR	35,300	$34,448
Muangthai Capital PCL NVDR	8,600	17,850
PTT Exploration & Production PCL NVDR	18,100	72,183
PTT Global Chemical PCL NVDR	28,700	44,800
PTT PCL NVDR	158,200	218,723
Ratch Group PCL NVDR	8,600	18,667
Robinson PCL NVDR	4,300	7,410
Siam Cement PCL NVDR	11,200	127,721
Siam Commercial Bank PCL NVDR	11,600	36,186
Thai Oil PCL NVDR	15,100	24,942
Thai Union Group PCL NVDR	37,600	18,328
TMB Bank PCL NVDR	153,000	6,865
Total Access Communication PCL NVDR	6,300	8,975
True Corp. PCL NVDR	147,500	17,658

		1,719,903

Turkey — 0.3%
Akbank Turk AS†	27,535	37,958
Anadolu Efes Biracilik Ve Malt Sanayii AS	85	352
Arcelik AS†	2,592	9,046
Aselsan Elektronik Sanayi Ve Ticaret AS	80	313
BIM Birlesik Magazalar AS	4,761	38,797
Eregli Demir ve Celik Fabrikalari TAS	13,128	20,452
Haci Omer Sabanci Holding AS	3,271	5,324
KOC Holding AS	11,518	37,226
Tupras Turkiye Petrol Rafinerileri AS	1,390	26,134
Turkcell Iletisim Hizmetleri AS	10,391	24,465
Turkiye Garanti Bankasi AS†	20,034	39,784
Turkiye Is Bankasi, Class C†	9,796	11,855

		251,706

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	38,793	80,745
Aldar Properties PJSC	37,145	22,493
DP World, Ltd.	1,204	16,835
Dubai Islamic Bank PJSC	50,706	78,795
Emaar Malls PJSC	25,719	12,725
Emaar Properties PJSC	29,857	32,751
Emirates Telecommunications Group Co. PJSC	44,717	198,213
First Abu Dhabi Bank PJSC	40,371	170,053

		612,610

United States — 0.3%
Southern Copper Corp.	832	31,350
Yum China Holdings, Inc.	4,591	197,734

		229,084

Total Common Stocks (cost $70,661,718)		69,123,083

EXCHANGE-TRADED FUNDS — 8.9%
United States — 8.9%
iShares MSCI Emerging Markets ETF	91,217	3,841,148
iShares MSCI India ETF	118,386	4,083,133

Total Exchange-Traded Funds (cost $8,302,986)		7,924,281

49

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL NVDR Expires 02/16/2021 (strike price THB 14.00)†	5,940	$0
Minor International PCL Expires 04/27/2020 (strike price THB 43.00)†	1,765	122

Total Warrants (cost $0)		122

RIGHTS — 0.0%
South Korea — 0.0%
Hyundai Development Co. Expires 06/03/2020† (cost $0)	11	26

Total Long-Term Investment Securities (cost $78,964,704)		77,047,512

SHORT-TERM INVESTMENT SECURITIES — 0.8%
United States Treasury Bills
1.55% due 03/26/2020(3)	$100,000	99,778
1.55% due 05/07/2020(3)	350,000	348,597
1.58% due 06/25/2020(3)	100,000	99,377
1.55% due 07/02/2020(3)	200,000	198,717

Total Short-Term Investment Securities (cost $746,469)		746,469

TOTAL INVESTMENTS — (cost $79,711,173)(4)	87.5%	77,793,981
Other assets less liabilities	12.5	11,095,993

NET ASSETS	100.0%	$88,889,974

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $2,243,117 representing 2.5% of net assets.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

Altus San Nicholas Corp.	5/7/2019	370	$27

	5/30/2019	88	7

		458	34	$47	$0.10	0.00%

(2)	Securities classified as Level 3 (see Note 2).
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
CPO	— Certification de Participations Ordinario
ETF	— Exchange-Traded Funds
GDR	— Global Depositary Receipt
GDS	— Global Depositary Share
NVDR	— Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

227	Long	MSCI Emerging Markets Index	March 2020	$12,463,828	$11,918,635	$(545,193)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

50

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Philippines	$—	$692,029	**	$47	$692,076
Other Countries	16,792,946	51,638,061	**	—	68,431,007
Exchange-Traded Funds	7,924,281	—		—	7,924,281
Warrants	122	—		—	122
Rights	26	—		—	26
Short-Term Investment Securities	—	746,469		—	746,469

Total Investments at Value	$24,717,375	$53,076,559		$47	$77,793,981

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$545,193	$—		$—	$545,193

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board; (see Note 2).
†	Amounts represent unrealized/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

51

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.5%
Cable/Satellite TV	4.4
Pipelines	4.3
Real Estate Investment Trusts	3.9
Medical-Drugs	3.7
Telephone-Integrated	3.4
Oil Companies-Exploration & Production	3.2
Electric-Integrated	2.7
Brewery	2.1
Food-Misc./Diversified	1.8
Banks-Super Regional	1.6
Containers-Paper/Plastic	1.6
Commercial Services-Finance	1.5
Transport-Rail	1.5
Pharmacy Services	1.4
Insurance-Life/Health	1.3
Insurance-Multi-line	1.3
Banks-Commercial	1.2
Data Processing/Management	1.2
Investment Management/Advisor Services	1.2
Medical-Hospitals	1.1
Aerospace/Defense	1.1
Building Products-Wood	1.1
Auto-Cars/Light Trucks	1.1
Steel-Producers	1.0
Gas-Distribution	0.9
Finance-Credit Card	0.9
Diversified Manufacturing Operations	0.8
Cellular Telecom	0.8
Oil Companies-Integrated	0.8
Diagnostic Equipment	0.8
Electric-Generation	0.8
Tobacco	0.8
E-Commerce/Services	0.7
Diversified Financial Services	0.7
Medical Products	0.7
Electronic Measurement Instruments	0.7
Electronic Security Devices	0.7
Food-Retail	0.7
Television	0.7
Retail-Auto Parts	0.7
Drug Delivery Systems	0.7
Beverages-Non-alcoholic	0.7
Oil Refining & Marketing	0.6
Containers-Metal/Glass	0.6
Rental Auto/Equipment	0.6
Broadcast Services/Program	0.6
Auto/Truck Parts & Equipment-Original	0.6
Finance-Investment Banker/Broker	0.6
Electric-Distribution	0.6
Machinery-Farming	0.6
Machinery-General Industrial	0.6
Electronic Components-Semiconductors	0.5
Insurance-Mutual	0.5
Food-Baking	0.5
Consulting Services	0.5
Trucking/Leasing	0.5
Transport-Services	0.5
Computers	0.4
Insurance Brokers	0.4
Coatings/Paint	0.4

Paper & Related Products	0.4%
Multimedia	0.4
Steel Pipe & Tube	0.4
Radio	0.4
Metal Products-Distribution	0.4
Medical-Biomedical/Gene	0.4
Distribution/Wholesale	0.4
Medical-HMO	0.4
Advertising Agencies	0.4
E-Commerce/Products	0.4
Casino Hotels	0.4
Security Services	0.4
Enterprise Software/Service	0.4
Retail-Restaurants	0.3
Chemicals-Specialty	0.3
Aerospace/Defense-Equipment	0.3
Commercial Services	0.3
Electric Products-Misc.	0.3
Oil-Field Services	0.3
Independent Power Producers	0.3
Computer Services	0.3
Medical Labs & Testing Services	0.3
Vitamins & Nutrition Products	0.3
Home Decoration Products	0.3
Building Products-Air & Heating	0.3
Metal-Copper	0.3
Gambling (Non-Hotel)	0.2
Energy-Alternate Sources	0.2
Finance-Other Services	0.2
Insurance-Property/Casualty	0.2
Telecom Services	0.2
Food-Meat Products	0.2
Retail-Propane Distribution	0.2
Soap & Cleaning Preparation	0.2
Finance-Mortgage Loan/Banker	0.2
Research & Development	0.2
Instruments-Scientific	0.2
Shipbuilding	0.2
Applications Software	0.2
Building & Construction Products-Misc.	0.2
Medical Instruments	0.2
Electronic Components-Misc.	0.2
Finance-Consumer Loans	0.2
Publishing-Newspapers	0.2
Semiconductor Components-Integrated Circuits	0.1
Medical-Generic Drugs	0.1
Office Automation & Equipment	0.1
Oil & Gas Drilling	0.1
Semiconductor Equipment	0.1
Retail-Discount	0.1
Software Tools	0.1
Retail-Leisure Products	0.1
Human Resources	0.1
Finance-Leasing Companies	0.1
Computer Software	0.1
Quarrying	0.1
Satellite Telecom	0.1
Medical Information Systems	0.1
Food-Catering	0.1
Food-Wholesale/Distribution	0.1
Consumer Products-Misc.	0.1

52

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Rubber/Plastic Products	0.1%
Beverages-Wine/Spirits	0.1
Advanced Materials	0.1
Direct Marketing	0.1
Telecom Equipment-Fiber Optics	0.1
Building Products-Doors & Windows	0.1
Medical-Outpatient/Home Medical	0.1
Computers-Integrated Systems	0.1
Hotels/Motels	0.1
Rubber-Tires	0.1
Casino Services	0.1
Resorts/Theme Parks	0.1
Auto-Heavy Duty Trucks	0.1
Cruise Lines	0.1
Precious Metals	0.1
Batteries/Battery Systems	0.1
Professional Sports	0.1
Circuit Boards	0.1
Hazardous Waste Disposal	0.1
Machinery-Pumps	0.1

97.8%

Credit Quality**†

Aaa	0.1%
Aa	0.1
A	18.0
Baa	54.8
Ba	9.8
B	10.1
Caa	5.9
Ca	0.1
Not Rated@	1.1

100.0%

*	Calculated as a percentage of net assets
**	Calculated as a percentage of total debt issues, excluding short-term securities
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

53

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 83.4%
Advanced Materials — 0.1%
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	$1,260,000	$1,351,363

Advertising Agencies — 0.4%
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/2022	3,000,000	3,116,518
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	1,770,000	1,906,773

		5,023,291

Advertising Sales — 0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 4.63% due 03/15/2030*	100,000	103,000

Aerospace/Defense — 0.5%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	4,440,000	4,818,187
Boeing Co. Senior Notes 2.95% due 02/01/2030	1,605,000	1,652,680
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	765,558

		7,236,425

Aerospace/Defense-Equipment — 0.3%
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027*	675,000	679,151
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	1,200,000	1,294,200
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	275,000	290,125
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	475,000	489,844
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,250,000	1,300,000
TransDigm, Inc. Company Guar. Notes 7.50% due 03/15/2027	275,000	301,125

		4,354,445

Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	475,000	500,531
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	125,000	133,107

		633,638

Security Description	Principal Amount	Value (Note 2)
Applications Software — 0.2%
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026	$950,000	$1,010,562
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,375,000	1,454,475

		2,465,037

Auto-Cars/Light Trucks — 1.1%
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,125,745
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	3,395,162
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,777,450
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,817,908
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,501,916
Volkswagen Group of America Finance LLC Company Guar. Notes 4.25% due 11/13/2023*	2,445,000	2,638,638

		14,256,819

Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	875,000	940,625

Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 03/15/2026	175,000	178,062
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	1,050,000	1,073,625
Dana, Inc. Senior Notes 5.38% due 11/15/2027	150,000	154,688

		1,406,375

Banks-Commercial — 1.2%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,920,239
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,307,910
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,689,895
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,309,448
Manufacturers & Traders Trust Co. FRS Sub. Notes 2.55% (3 ML+0.64%) due 12/01/2021	2,860,000	2,860,310

54

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	$296,000	$307,962

		16,395,764

Banks-Super Regional — 1.6%
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,515,968
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	1,765,000	1,800,810
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,776,791
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,359,868
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	1,858,417
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	2,495,000	2,573,125
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,376,122
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,929,936

		22,191,037

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 5.50% due 06/15/2025*	100,000	103,250
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	500,000	532,525
Energizer Holdings, Inc. Company Guar. Notes 7.75% due 01/15/2027*	225,000	248,074

		883,849

Beverages-Non-alcoholic — 0.3%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	2,000,000	2,221,137
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	1,340,000	1,640,025

		3,861,162

Brewery — 2.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	6,050,000	6,570,644
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	4,064,021

Security Description	Principal Amount	Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	$4,494,000	$4,696,362
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,920,000	3,519,769
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,335,000	6,162,591
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	2,250,000	2,922,443

		27,935,830

Broadcast Services/Program — 0.6%
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	775,000	771,979
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	900,000	841,500
Fox Corp. Senior Notes 4.71% due 01/25/2029*	1,720,000	2,002,354
iHeartCommunications, Inc. Senior Sec. Notes 4.75% due 01/15/2028*	175,000	178,372
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	350,000	364,875
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	1,823,710	1,983,267
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	1,025,000	1,066,000
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	1,125,000	1,183,241

		8,391,588

Building & Construction Products-Misc. — 0.2%
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,275,000	1,329,187
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,050,000	1,095,938

		2,425,125

Building Products-Air & Heating — 0.3%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	3,365,000	3,468,722

Building Products-Doors & Windows — 0.1%
Cornerstone Building Brands, Inc. Company Guar. Notes 8.00% due 04/15/2026*	1,200,000	1,258,500

55

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Wood — 1.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	$5,125,000	$5,673,525
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,630,982
Masco Corp. Senior Notes 4.50% due 05/15/2047	2,420,000	2,604,208
Masco Corp. Senior Notes 5.95% due 03/15/2022	554,000	599,694

		14,508,409

Cable/Satellite TV — 3.2%
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	1,100,000	1,177,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,025,000	1,072,406
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	575,000	600,904
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.25% due 09/30/2022	825,000	833,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	850,000	877,625
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	425,000	454,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	45,000	45,956
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	700,000	734,538
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,000,000	1,032,080
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,474,984
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,635,256

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	$2,365,000	$3,073,119
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	2,520,000	2,598,671
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	5,038,339
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	1,554,000	1,805,446
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,782,625
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	225,000	243,000
CSC Holdings LLC Company Guar. Notes 5.38% due 07/15/2023*	825,000	842,573
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	375,000	392,889
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,175,000	1,246,969
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	1,025,000	1,101,896
CSC Holdings LLC Company Guar. Notes 6.63% due 10/15/2025*	225,000	237,544
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	250,000	284,425
CSC Holdings LLC Senior Notes 7.75% due 07/15/2025*	1,075,000	1,132,803
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,025,000	1,037,228
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	1,000,000	1,050,000
Time Warner Cable LLC Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,357,972
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	1,048,622
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	3,920,872
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	690,000	896,675

		43,030,417

56

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.4%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*	$950,000	$971,375
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	125,000	132,813
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	175,000	186,069
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	700,000	733,498
MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	175,000	192,500
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	500,000	557,410
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	713,180
Station Casinos LLC Senior Notes 4.50% due 02/15/2028*	150,000	149,769
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	1,200,000	1,228,140

		4,864,754

Casino Services — 0.1%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	800,000	837,144
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	200,000	219,250

		1,056,394

Cellular Telecom — 0.5%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,525,000	1,575,097
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	975,000	1,017,656
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	525,000	547,916
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	125,000	132,799
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	675,000	694,190
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	275,000	292,531
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	350,000	356,398
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	100,000	103,219

Security Description	Principal Amount	Value (Note 2)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	$625,000	$641,406
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,200,000	1,279,740

		6,640,952

Chemicals-Diversified — 0.0%
Hexion, Inc. Company Guar. Notes 7.88% due 07/15/2027*	550,000	566,500

Chemicals-Specialty — 0.1%
Platform Specialty Products Corp. Company Guar. Notes 5.88% due 12/01/2025*	800,000	826,896
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	500,000	522,500

		1,349,396

Circuit Boards — 0.1%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	775,000	806,775

Coatings/Paint — 0.4%
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	3,395,000	3,824,859
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	2,043,263

		5,868,122

Commercial Services — 0.3%
Cintas Corp. No. 2 Company Guar. Notes 3.70% due 04/01/2027	3,140,000	3,481,281
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	700,000	700,875

		4,182,156

Commercial Services-Finance — 1.3%
Equifax, Inc. Senior Notes 2.60% due 12/01/2024	1,750,000	1,797,594
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	3,425,000	3,583,200
Equifax, Inc. Senior Notes 3.95% due 06/15/2023	1,315,000	1,402,317
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	2,675,000	3,029,969
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,100,000	2,034,102
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	275,000	297,358

57

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services-Finance (continued)
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	$1,750,000	$1,949,150
Total System Services, Inc. Senior Notes 4.45% due 06/01/2028	1,850,000	2,092,429
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	787,438

		16,973,557

Computer Services — 0.3%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	800,000	820,840
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	974,445
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	2,375,000	2,458,125

		4,253,410

Computer Software — 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	1,625,000	1,608,750

Computers — 0.4%
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,940,000	2,265,399
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	2,000,000	2,102,500
Hewlett Packard Enterprise Co. Senior Notes 3.60% due 10/15/2020	1,670,000	1,688,672

		6,056,571

Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	225,000	227,182
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	150,000	159,781
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	750,000	768,960

		1,155,923

Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	325,000	346,938

Consulting Services — 0.5%
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	273,892
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,181,922

Security Description	Principal Amount	Value (Note 2)
Consulting Services (continued)
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	$160,000	$179,929
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	4,009,205

		6,644,948

Consumer Products-Misc. — 0.1%
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	200,000	209,000
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	1,150,000	1,185,937

		1,394,937

Containers-Metal/Glass — 0.3%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	400,000	412,188
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	2,325,000	2,313,375
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	925,000	983,969
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	700,000	780,500

		4,490,032

Containers-Paper/Plastic — 1.6%
Berry Global Escrow Corp. Senior Sec. Notes 4.88% due 07/15/2026*	800,000	835,882
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	500,000	531,250
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	1,225,000	1,234,187
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	2,300,000	2,308,625
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,150,000	1,167,250
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	300,000	324,000
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,927,164
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	993,298
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,477,889	1,481,288
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	1,250,000	1,290,625

58

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)
Sealed Air Corp. Company Guar. Notes 4.00% due 12/01/2027*	$300,000	$301,500
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	400,000	432,000
Trident Merger Sub, Inc. Company Guar. Notes 6.63% due 11/01/2025*	1,025,000	930,188
Trident TPI Holdings, Inc. Company Guar. Notes 9.25% due 08/01/2024*	475,000	482,125
WestRock RKT Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	738,244
WRKCo, Inc. Company Guar. Notes 4.00% due 03/15/2028	3,260,000	3,567,358
WRKCo, Inc. Company Guar. Notes 4.90% due 03/15/2029	2,100,000	2,447,124

		21,992,108

Data Processing/Management — 1.2%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	450,000	493,875
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	125,000	127,187
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,988,279
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,438,088
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,526,617
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	2,870,000	3,240,449
Star Merger Sub, Inc. Senior Notes 10.25% due 02/15/2027*	1,675,000	1,920,052

		15,734,547

Diagnostic Equipment — 0.3%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	450,000	478,125
Avantor, Inc. Senior Notes 9.00% due 10/01/2025*	1,600,000	1,768,320
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	219,000	218,179
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	2,142,638

		4,607,262

Security Description	Principal Amount	Value (Note 2)
Direct Marketing — 0.1%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	$1,250,000	$1,287,500

Disposable Medical Products — 0.0%
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	125,000	131,563
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	104,250

		235,813

Distribution/Wholesale — 0.4%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	150,000	151,236
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	1,475,000	1,552,437
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025	650,000	689,000
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	1,425,000	1,464,002
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	625,000	641,144
Performance Food Group, Inc. Company Guar. Notes 5.50% due 06/01/2024*	225,000	229,500
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	400,000	421,000

		5,148,319

Diversified Banking Institutions — 9.2%
Bank of America Corp. Senior Notes 2.33% due 10/01/2021	9,100,000	9,132,494
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,680,467
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	3,246,940
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,474,424
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,083,245
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,630,770
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,793,652
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,760,000	3,059,558

59

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank One Corp. Sub. Debentures 8.00% due 04/29/2027	$460,000	$625,114
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	4,250,000	4,339,076
Citigroup, Inc. Senior Notes 2.98% due 11/05/2030	1,390,000	1,442,483
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	2,085,000	2,194,031
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,580,759
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	6,250,000	6,722,545
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,487,650
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,436,667
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,909,660
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,253,368
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,685,000	2,697,315
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	4,179,951
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	3,125,000	3,525,367
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,883,483
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,301,868
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	2,061,069
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,580,336
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	11,348,683
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,740,577
Morgan Stanley Senior Notes 3.77% due 01/24/2029	2,000,000	2,198,906
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	8,988,735

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	$4,000,000	$4,261,731
Morgan Stanley Senior Notes 4.46% due 04/22/2039	3,125,000	3,799,926
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,286,855
Morgan Stanley Senior Notes 5.50% due 07/24/2020	2,000,000	2,035,243

		124,982,948

Diversified Manufacturing Operations — 0.7%
Amsted Industries, Inc. Company Guar. Notes 5.63% due 07/01/2027*	150,000	159,458
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	1,550,000	1,587,975
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	3,350,812
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	968,577
Textron, Inc. Senior Notes 3.90% due 09/17/2029	1,215,000	1,327,620
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,100,288

		9,494,730

Drug Delivery Systems — 0.7%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	3,281,997
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,744,334
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	3,088,000	3,798,739

		8,825,070

E-Commerce/Services — 0.7%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,770,000	2,873,090
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	4,450,000	4,971,660
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	949,770
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	300,000	314,625
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	450,000	472,500

60

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Services (continued)
Match Group, Inc. Senior Notes 6.38% due 06/01/2024	$500,000	$523,750

		10,105,395

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,621,088
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	1,500,000	1,507,500
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	250,000	258,125

		4,386,713

Electric-Distribution — 0.5%
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,179,930
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,588,121
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,104,965

		6,873,016

Electric-Generation — 0.4%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,322,721
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	2,286,969
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	350,000	360,500
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	425,000	442,000
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	925,000	962,000

		5,374,190

Electric-Integrated — 2.2%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,577,694
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	3,297,081
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,499,423
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,743,097
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	145,970

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Eversource Energy Senior Notes 3.35% due 03/15/2026	$3,300,000	$3,466,891
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,633,920
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,140,429
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	602,335
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,218,123
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,152,826
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,059,438
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,663,138
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	616,775
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	745,422

		29,562,562

Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	3,440,000	3,630,078
Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	2,750,000	3,001,231
Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029*	425,000	444,125

		7,075,434

Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,490,273
Keysight Technologies, Inc. Senior Notes 3.00% due 10/30/2029	1,425,000	1,469,073
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,622,524

		9,581,870

Electronic Security Devices — 0.7%
Allegion PLC Company Guar. Notes 3.50% due 10/01/2029	3,400,000	3,569,800
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	5,570,000	5,936,086

		9,505,886

61

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 6.50% due 01/15/2026*	$1,250,000	$1,333,462
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	100,000	102,787
TerraForm Power Operating LLC Company Guar. Notes 4.75% due 01/15/2030*	525,000	553,224
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	1,250,000	1,350,000

		3,339,473

Enterprise Software/Service — 0.4%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	2,125,000	2,140,937
Informatica Corp. Senior Notes 7.13% due 07/15/2023*	1,700,000	1,717,000
Project Homestake Merger Corp. Company Guar. Notes 8.88% due 03/01/2023*	250,000	160,000
Sophia LP/Sophia Finance, Inc. Senior Notes 9.00% due 09/30/2023*	725,000	744,938

		4,762,875

Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.00% due 03/15/2027	150,000	149,625
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,300,000	1,371,396
Navient Corp. Senior Notes 6.75% due 06/25/2025	400,000	435,000
Navient Corp. Senior Notes 6.75% due 06/15/2026	150,000	162,750

		2,118,771

Finance-Credit Card — 0.9%
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,343,709
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,845,899
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,368,870

		11,558,478

Finance-Investment Banker/Broker — 0.6%
Jefferies Group LLC Senior Notes 4.85% due 01/15/2027	3,475,000	3,855,423

Security Description	Principal Amount	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	$1,170,000	$1,465,700
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,862,964

		8,184,087

Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	450,000	465,750
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,275,000	2,354,625

		2,820,375

Finance-Other Services — 0.2%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	3,307,980

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	249,375

Food-Baking — 0.2%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,295,345

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026	275,000	286,000
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	325,000	338,575
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	775,000	811,813

		1,436,388

Food-Meat Products — 0.2%
Tyson Foods, Inc. Senior Notes 3.95% due 08/15/2024	1,475,000	1,598,873
Tyson Foods, Inc. Senior Notes 5.15% due 08/15/2044	1,250,000	1,564,266

		3,163,139

Food-Misc./Diversified — 1.3%
B&G Foods, Inc. Company Guar. Notes 5.25% due 04/01/2025	700,000	714,616
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	1,075,000	1,316,444
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,378,322
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	2,810,000	2,875,572

62

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified (continued)
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	$1,830,000	$2,073,090
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	3,140,000	3,292,092
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	2,915,000	3,116,750
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	225,000	233,062
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	350,000	370,125
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	2,200,000	2,321,000

		17,691,073

Food-Retail — 0.7%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,775,000	1,837,161
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 6.63% due 06/15/2024	875,000	910,000
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 02/15/2023*	125,000	127,210
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	175,000	179,634
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,395,957
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,450,019
Kroger Co. Senior Notes 6.90% due 04/15/2038	940,000	1,290,102

		9,190,083

Food-Wholesale/Distribution — 0.1%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	1,400,000	1,431,682

Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	900,000	913,410
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	1,050,000	1,065,750

		1,979,160

Security Description	Principal Amount	Value (Note 2)
Gas-Distribution — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	$325,000	$345,377
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	175,000	191,188
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	950,000	1,039,775
Dominion Energy Gas Holdings LLC Senior Notes 3.00% due 11/15/2029	1,200,000	1,236,926
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,952,539
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,963,699
NiSource, Inc. Senior Notes 2.65% due 11/17/2022	1,350,000	1,374,903
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	935,000	1,070,334
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,220,074
Targa Resources Partners Co. Company Guar. Notes 6.50% due 07/15/2027	75,000	81,750

		12,476,565

Home Decoration Products — 0.3%
Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	3,500,000	3,655,059

Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	200,000	203,000
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026	900,000	942,480

		1,145,480

Human Resources — 0.1%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	2,775,000	1,630,396

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	400,000	398,000
Calpine Corp. Senior Notes 5.13% due 03/15/2028*	425,000	422,078
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	100,000	103,260

63

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
Calpine Corp. Senior Notes 5.75% due 01/15/2025	$1,325,000	$1,362,126
Dynegy, Inc. Company Guar. Notes 5.88% due 06/01/2023	175,000	178,066
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	550,000	592,708
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	325,000	349,798
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	575,000	618,125
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	225,000	243,567

		4,267,728

Instruments-Controls — 0.0%
Sensata Technologies, Inc. Company Guar. Notes 4.38% due 02/15/2030*	225,000	228,049

Instruments-Scientific — 0.2%
PerkinElmer, Inc. Senior Notes 3.30% due 09/15/2029	2,525,000	2,638,620

Insurance Brokers — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	450,000	474,750
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	3,625,000	3,760,937
USI, Inc. Senior Notes 6.88% due 05/01/2025*	1,700,000	1,742,534

		5,978,221

Insurance-Life/Health — 1.3%
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	1,991,323
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	2,170,948
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,656,431
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,319,977
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,847,692
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,919,282
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,180,360

Security Description	Principal Amount	Value (Note 2)
Insurance-Life/Health (continued)
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	$2,130,000	$3,077,414

		18,163,427

Insurance-Multi-line — 0.7%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	825,000	808,500
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	350,000	374,062
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	3,142,868
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	5,117,446

		9,442,876

Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 10/15/2050*	3,120,000	3,399,382
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	723,310
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	602,890
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,767,668
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	640,648

		7,133,898

Insurance-Property/Casualty — 0.2%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,475,000	1,610,191
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,375,000	1,399,063
GTCR AP Finance, Inc. Senior Notes 8.00% due 05/15/2027*	250,000	265,000

		3,274,254

Investment Management/Advisor Services — 1.1%
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,160,935
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,337,867
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	3,139,579
NFP Corp. Senior Notes 6.88% due 07/15/2025*	1,800,000	1,830,618

64

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services (continued)
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	$2,150,000	$2,457,658
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,571,275
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	942,589
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,188,368

		14,628,889

Machinery-Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,155,000	2,304,635

Machinery-General Industrial — 0.6%
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	1,230,000	1,276,348
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,344,883
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,840,245
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	955,000	1,079,335
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	200,000	219,000

		7,759,811

Medical Information Systems — 0.1%
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,175,000	1,229,344
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	225,000	237,384

		1,466,728

Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	2,245,000	2,332,665

Medical Labs & Testing Services — 0.3%
Charles River Laboratories International, Inc. Company Guar. Notes 4.25% due 05/01/2028	225,000	228,280
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(2)	350,000	353,500
Eagle Holding Co. II LLC Notes 7.75% due 05/15/2022*(2)	400,000	404,000

Security Description	Principal Amount	Value (Note 2)
Medical Labs & Testing Services (continued)
Envision Healthcare Corp. Company Guar. Notes 8.75% due 10/15/2026*	$1,275,000	$768,825
MEDNAX, Inc. Company Guar. Notes 6.25% due 01/15/2027*	425,000	432,969
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,875,000	1,846,875

		4,034,449

Medical Products — 0.7%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	3,655,000	4,057,598
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,900,000	3,903,763
Hill-Rom Holdings, Inc. Company Guar. Notes 4.38% due 09/15/2027*	125,000	127,812
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,713,066

		9,802,239

Medical-Biomedical/Gene — 0.4%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,440,526
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	2,235,000	2,777,032

		5,217,558

Medical-Drugs — 2.3%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	3,950,000	4,079,831
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	3,575,000	3,712,584
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	910,000	989,019
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	525,000	593,906
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	375,000	427,969
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	759,051
Bayer US Finance II LLC Company Guar. Notes 3.88% due 12/15/2023*	2,150,000	2,296,259
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	910,000	1,003,841
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	1,000,000	1,220,322

65

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025*	$2,600,000	$2,851,696
Bristol-Myers Squibb Co. Senior Notes 3.90% due 02/20/2028*	5,600,000	6,282,603
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045*	5,530,000	7,361,646

		31,578,727

Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 5.85% due 01/15/2036	760,000	968,089
Centene Corp Senior Notes 4.25% due 12/15/2027*	950,000	990,375
Centene Corp. Senior Notes 4.63% due 12/15/2029*	1,075,000	1,155,518
Centene Corp Senior Notes 4.75% due 01/15/2025*	300,000	309,624
Centene Corp. Senior Notes 4.75% due 01/15/2025	325,000	335,426
Centene Corp. Senior Notes 5.38% due 06/01/2026*	600,000	638,250
Polaris Intermediate Corp. Senior Notes 8.50% due 12/01/2022*(2)	725,000	674,259

		5,071,541

Medical-Hospitals — 1.1%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	557,331
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	1,375,000	1,415,820
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	850,000	867,000
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	150,000	151,527
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	525,000	547,155
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.63% due 01/15/2024*	225,000	239,063
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,975,000	2,207,260
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	850,000	984,937
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	650,000	746,687

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	$675,000	$796,567
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	125,000	131,288
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. Company Guar. Notes 9.75% due 12/01/2026*	1,275,000	1,423,219
RegionalCare Hospital Partners Holdings, Inc. Company Guar. Notes 11.50% due 05/01/2024*	325,000	348,563
Surgery Center Holdings, Inc. Company Guar. Notes 6.75% due 07/01/2025*	700,000	712,250
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	375,000	384,375
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	625,000	648,047
Tenet Healthcare Corp. Sec. Notes 5.13% due 05/01/2025	925,000	941,187
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	525,000	552,563
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	700,000	757,750
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	625,000	647,394

		15,059,983

Medical-Outpatient/Home Medical — 0.1%
Air Medical Group Holdings, Inc. Senior Notes 6.38% due 05/15/2023*	1,275,000	1,188,937

Metal Processors & Fabrication — 0.0%
Hillman Group, Inc. Company Guar. Notes 6.38% due 07/15/2022*	575,000	537,625

Metal Products-Distribution — 0.4%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	1,805,000	1,904,335
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,397,556

		5,301,891

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	375,000	382,500
Freeport-McMoRan, Inc. Company Guar. Notes 5.00% due 09/01/2027	425,000	439,896

66

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Copper (continued)
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	$375,000	$397,500
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	875,000	901,250

		2,121,146

Multimedia — 0.4%
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,804,383
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,872,207

		5,676,590

Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	325,000	338,406
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	600,000	669,750
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	843,579

		1,851,735

Oil Companies-Exploration & Production — 2.4%
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	450,000	296,910
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	125,000	90,000
Apache Corp. Senior Notes 4.25% due 01/15/2030	3,635,000	3,823,361
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 7.00% due 11/01/2026*	125,000	88,750
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	425,000	416,500
Berry Petroleum Co. LLC Company Guar. Notes 7.00% due 02/15/2026*	575,000	533,313
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	750,000	717,187
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	275,000	259,875
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	325,000	325,813
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.25% due 07/15/2025	550,000	561,149

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	$650,000	$648,375
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024	650,000	341,263
Chesapeake Energy Corp. Sec. Notes 11.50% due 01/01/2025*	735,000	591,455
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,380,139
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,175,000	1,185,422
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024(4)(5)*	875,000	453,906
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024	550,000	303,160
Gulfport Energy Corp. Company Guar. Notes 6.38% due 05/15/2025	450,000	225,000
Gulfport Energy Corp. Company Guar. Notes 6.38% due 01/15/2026	250,000	120,451
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,302,361
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026	625,000	643,750
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,545,013
Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	675,000	515,109
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	521,000	500,160
Occidental Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,732,085
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	835,000	824,235
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	850,000	857,760
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.25% due 08/15/2025*	100,000	102,500
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.63% due 10/15/2027*	250,000	263,125

67

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	$550,000	$530,888
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	200,000	200,500
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	375,000	360,000
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	400,000	356,980
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	450,000	351,000
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	450,000	387,009
SM Energy Co. Senior Notes 5.63% due 06/01/2025	275,000	248,875
SM Energy Co. Senior Notes 6.63% due 01/15/2027	125,000	113,125
SM Energy Co. Senior Notes 6.75% due 09/15/2026	750,000	681,041
SRC Energy, Inc. Senior Notes 6.25% due 12/01/2025	500,000	503,750
Ultra Resources, Inc. Company Guar. Notes 6.88% due 04/15/2022*	175,000	17,500
Ultra Resources, Inc. Company Guar. Notes 7.13% due 04/15/2025*	350,000	23,625
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	625,000	437,500
Whiting Petroleum Corp. Company Guar. Notes 6.63% due 01/15/2026	500,000	280,938
WPX Energy, Inc. Senior Notes 4.50% due 01/15/2030	250,000	251,555
WPX Energy, Inc. Senior Notes 5.25% due 10/15/2027	175,000	182,875

		32,575,288

Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,971,771
BP Capital Markets America, Inc. Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,366,419

		5,338,190

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,960,120

Security Description	Principal Amount	Value (Note 2)
Oil Refining & Marketing (continued)
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	$730,000	$976,711
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	300,000	308,628
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	425,000	452,136
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	1,535,000	1,660,685
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,171,284
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	2,135,101

		8,664,665

Oil-Field Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.25% due 04/01/2028*	175,000	180,031
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,050,000	1,120,040
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	325,000	286,000
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	1,450,000	902,785
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,175,000	1,222,000
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	600,000	625,440

		4,336,296

Paper & Related Products — 0.4%
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,196,000
International Paper Co. Senior Notes 4.40% due 08/15/2047	4,175,000	4,571,630

		5,767,630

Pharmacy Services — 1.4%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	2,215,000	2,342,078
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	2,215,000	2,497,353
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	2,215,000	2,706,475

68

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services (continued)
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	$2,025,000	$2,189,589
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,130,000	3,650,867
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	2,740,000	3,321,270
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,524,996
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	323,255	349,812

		18,582,440

Pipelines — 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,125,000	996,187
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	500,000	389,850
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	825,000	641,602
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	375,000	373,594
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	980,000	1,036,303
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	450,000	457,875
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,300,000	1,339,000
Cheniere Energy Partners LP Company Guar. Notes 5.63% due 10/01/2026	350,000	366,626
CNX Midstream Partners LP/CNX Midstream Finance Corp. Senior Notes 6.50% due 03/15/2026*	1,350,000	1,238,625
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,290,674
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,642,578
Energy Transfer Operating LP Company Guar. Notes 4.90% due 02/01/2024	4,250,000	4,606,605
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	3,013,000	3,127,845

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	$3,300,000	$3,545,318
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	710,401
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	500,000	516,115
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	375,000	380,978
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,575,000	1,646,190
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	3,137,289
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	723,802
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,843,913
MPLX LP Senior Notes 4.25% due 12/01/2027*	850,000	907,771
MPLX LP Senior Notes 4.50% due 04/15/2038	3,150,000	3,254,749
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,485,939
MPLX LP Senior Notes 5.20% due 12/01/2047*	2,740,000	2,957,320
MPLX LP Senior Notes 6.25% due 10/15/2022*	186,000	189,547
MPLX LP Senior Notes 6.38% due 05/01/2024*	350,000	364,031
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	1,450,000	1,493,500
NuStar Logistics LP Company Guar. Notes 6.00% due 06/01/2026	150,000	157,830
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,434,870
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,425,000	1,253,111
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	850,000	653,794

69

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Targa Resources Partners Company Guar. Notes 5.50% due 03/01/2030*	$775,000	$799,296
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	825,000	839,437
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	150,000	151,313
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	625,000	648,437
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	725,000	764,875
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,337,733
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,533,429
TransMontaigne Partners LP/TLP Finance Corp. Company Guar. Notes 6.13% due 02/15/2026	400,000	401,000
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	2,960,000	3,150,352

		58,789,704

Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	925,000	922,419

Professional Sports — 0.1%
Football Trust V Pass-Through Certs. 5.35% due 10/05/2020*	800,479	817,729

Publishing-Newspapers — 0.2%
TEGNA, Inc. Company Guar. Notes 4.63% due 03/15/2028*	300,000	301,500
TEGNA, Inc. Company Guar. Notes 5.00% due 09/15/2029*	725,000	734,062
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	350,000	360,500
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	675,000	689,715

		2,085,777

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,117,969

Security Description	Principal Amount	Value (Note 2)
Quarrying (continued)
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	$450,000	$481,963

		1,599,932

Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	300,000	314,882

Radio — 0.4%
Cumulus Media New Holdings, Inc. Senior Sec. Notes 6.75% due 07/01/2026*	500,000	525,625
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	700,000	749,284
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	925,000	972,406
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	850,000	881,344
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	950,000	979,782
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	925,000	975,671

		5,084,112

Real Estate Investment Trusts — 3.8%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,228,730
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,333,346
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,181,853
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,672,041
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	2,961,698
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,496,215
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	410,000	412,263
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	3,878,546
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,840,604
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,397,430

70

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	$2,815,000	$3,054,822
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	509,512
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,882,189
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	150,000	163,618
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,425,669
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,738,837
Plum Creek Timberlands LP Senior Notes 3.25% due 03/15/2023	1,370,000	1,413,287
Regency Centers Corp. Company Guar. Notes 3.75% due 11/15/2022	3,900,000	4,073,847
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,635,329
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	1,039,119
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,197,616
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,268,531
UDR, Inc. Company Guar. Notes 3.75% due 07/01/2024	500,000	534,710
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	50,000	50,762
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	75,000	75,375
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.13% due 08/15/2030*	50,000	50,640
VICI Properties LP/ VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	375,000	384,874
VICI Properties LP/ VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	300,000	313,500
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	2,049,683

		52,264,646

Security Description	Principal Amount	Value (Note 2)
Rental Auto/Equipment — 0.6%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	$750,000	$857,719
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	5,341,237
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	200,000	202,000
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	875,000	912,187
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	350,000	371,805
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	400,000	425,500
United Rentals North America, Inc. Company Guar. Notes 6.50% due 12/15/2026	275,000	298,719

		8,409,167

Research & Development — 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	2,600,000	2,671,500

Resort/Theme Parks — 0.1%
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	925,000	957,514

Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 8.00% due 07/15/2027*	725,000	647,969

Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	876,405
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	3,750,000	4,057,407
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	1,025,593
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	3,116,447

		9,075,852

Retail-Discount — 0.1%
Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023	1,630,000	1,718,960

Retail-Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*	1,200,000	1,027,500
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	875,000	621,250

		1,648,750

71

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Propane Distribution — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	$675,000	$587,250
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	600,000	510,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	625,000	637,500
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	254,375
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	1,050,000	1,081,500

		3,070,625

Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	700,000	737,422
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	100,000	102,875
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	350,000	366,625
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	250,000	267,187

		1,474,109

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 4.88% due 03/15/2027	425,000	437,750
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	625,000	649,250

		1,087,000

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.25% due 01/15/2026*	1,325,000	1,361,239

Security Services — 0.2%
Allied Universal Holdco LLC Senior Sec. Notes 6.63% due 07/15/2026*	450,000	478,406
Allied Universal Holdco LLC Senior Notes 9.75% due 07/15/2027*	2,200,000	2,348,500

		2,826,906

Security Description	Principal Amount	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	$1,940,000	$1,987,762

Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 4.00% due 03/15/2029	1,585,000	1,786,801

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	2,470,000	2,634,712

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc. Senior Notes 3.15% due 08/01/2027	1,350,000	1,442,444

Software Tools — 0.1%
JDA Escrow LLC/JDA Bond Finance, Inc. Company Guar. Notes 7.38% due 10/15/2024*	1,625,000	1,677,812

Steel Pipe & Tube — 0.4%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	549,557
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	4,815,000	5,082,621

		5,632,178

Steel-Producers — 1.0%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	3,347,000	3,516,667
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,669,762
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	7,226,384
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	575,000	591,675

		14,004,488

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,278,412

Telephone-Integrated — 2.8%
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	5,100,000	5,411,355
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	2,500,000	2,767,616
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	3,475,000	3,872,885
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	4,075,266

72

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	$1,500,000	$1,846,512
AT&T, Inc. Senior Notes 5.30% due 08/15/2058	2,750,000	3,514,700
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,780,722
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,025,000	1,042,937
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	5,545,000	6,486,528
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	3,609,694

		37,408,215

Television — 0.7%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	175,000	176,676
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,100,000	1,122,000
CBS Corp. Senior Notes 4.90% due 08/15/2044	2,550,000	2,957,508
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	275,000	283,937
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,275,000	1,333,969
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	325,000	353,860
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	700,000	735,000
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	125,000	127,969
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	650,000	668,687
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,350,000	1,416,562

		9,176,168

Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	125,000	128,600

Tobacco — 0.8%
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	4,270,000	4,465,615

Security Description	Principal Amount	Value (Note 2)
Tobacco (continued)
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	$5,625,000	$5,814,968

		10,280,583

Transport-Rail — 0.9%
Burlington Northern and Santa Fe Railway Co. Pass-Through Certs. Series 1992-2 7.57% due 01/02/2021	6,336	6,457
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 04/01/2025	3,000,000	3,172,848
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	3,114,178
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,997,077
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	2,710,000	3,372,393

		11,662,953

Transport-Services — 0.5%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,220,000	1,248,549
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	1,320,000	1,338,742
Ryder System, Inc. Senior Notes 3.88% due 12/01/2023	3,300,000	3,522,712

		6,110,003

Trucking/Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,467,086
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*	2,750,000	2,902,244

		6,369,330

Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co. Company Guar. Notes 3.00% due 11/15/2020	2,550,000	2,574,730
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	1,270,000	1,416,508

		3,991,238

Total U.S. Corporate Bonds & Notes (cost $1,050,732,348)		1,132,317,905

73

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 12.9%
Aerospace/Defense — 0.6%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	$3,135,000	$3,464,175
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	4,193,910

		7,658,085

Aerospace/Defense-Equipment — 0.0%
TransDigm UK Holdings PLC Company Guar. Notes 6.88% due 05/15/2026	200,000	213,000

Auto/Truck Parts & Equipment-Original — 0.5%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	1,200,000	1,131,000
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	300,000	312,750
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	950,000	1,007,000
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(2)	1,025,000	1,058,312
IHO Verwaltungs GmbH Senior Sec. Notes 6.00% due 05/15/2027*(2)	375,000	398,438
IHO Verwaltungs GmbH Senior Sec. Notes 6.38% due 05/15/2029*(2)	375,000	408,750
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	150,000	160,890
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	2,200,000	2,365,000

		6,842,140

Beverages-Non-alcoholic — 0.4%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	4,805,000	4,943,509

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,356,134

Cable/Satellite TV — 1.2%
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	850,000	883,745
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	934,197
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,377,874

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	$1,950,000	$2,067,000
Virgin Media Finance PLC Company Guar. Notes 5.75% due 01/15/2025*	300,000	309,000
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	360,535
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	419,508
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 05/15/2029*	200,000	210,500
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	462,938
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	625,000	656,387
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*	1,150,000	1,219,000

		15,900,684

Cellular Telecom — 0.3%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,800,000	2,982,224
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	1,475,000	1,623,016

		4,605,240

Chemicals-Specialty — 0.2%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(2)	350,000	356,160
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	1,225,000	1,251,031
Starfruit Finco BV/Starfruit US Holdco LLC Senior Notes 8.00% due 10/01/2026*	1,350,000	1,400,625

		3,007,816

Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	250,000	254,405

Commercial Services-Finance — 0.2%
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	2,340,000	2,610,015

Containers-Metal/Glass — 0.3%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*	1,700,000	1,755,080

74

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	$700,000	$734,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	725,000	757,625
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	225,000	237,094
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	525,000	577,500

		4,061,424

Cruise Lines — 0.1%
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	150,000	154,001
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	750,000	776,250

		930,251

Diagnostic Equipment — 0.5%
DH Europe Finance II SARL Company Guar. Notes 2.60% due 11/15/2029	1,665,000	1,707,695
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	4,180,000	4,461,260

		6,168,955

Diversified Financial Services — 0.7%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	3,653,000	3,875,148
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	5,500,000	6,194,932

		10,070,080

Diversified Operations — 0.0%
Stena International SA Senior Sec. Notes 6.13% due 02/01/2025*	325,000	333,531

E-Commerce/Products — 0.4%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	3,000,000	3,197,881
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024	1,620,000	1,728,755

		4,926,636

Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,132,187

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated — 0.5%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	$2,550,000	$2,683,682
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	980,000	1,135,641
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	3,362,016

		7,181,339

Electronic Components-Misc. — 0.2%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	2,120,154

Electronic Components-Semiconductors — 0.0%
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	250,000	262,538

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	715,000	783,475
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	750,000	828,450

		1,611,925

Food-Baking — 0.3%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,283,319
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	3,105,521

		4,388,840

Food-Misc./Diversified — 0.5%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,356,696

Gambling (Non-Hotel) — 0.1%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	1,675,000	1,819,469

Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	775,000	788,563

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	875,780

Machinery-Farming — 0.4%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	5,245,000	5,554,378

75

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Machinery-Pumps — 0.1%
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	$750,000	$730,391

Medical-Drugs — 1.4%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	3,085,000	3,135,311
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	3,289,676
AstraZeneca PLC Senior Notes 3.38% due 11/16/2025	2,900,000	3,121,375
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	375,000	379,687
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	388,436
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	325,000	347,718
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	74,000	74,648
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,825,000	1,877,231
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	450,000	466,515
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	250,000	281,803
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*	750,000	846,562
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	700,000	535,500
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,125,000	779,062
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	1,675,000	611,375
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	1,350,000	533,250
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 4.10% due 10/01/2046	3,225,000	2,475,187
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	150,000	150,375

		19,293,711

Security Description	Principal Amount	Value (Note 2)
Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	$955,000	$983,070
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	955,624

		1,938,694

Metal-Copper — 0.1%
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*	125,000	126,406
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	1,150,000	1,161,500

		1,287,906

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	125,000	124,856
Nabors Industries, Ltd. Company Guar. Notes 7.50% due 01/15/2028*	125,000	123,750
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	225,000	213,750
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	650,000	639,711
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	800,000	744,000

		1,846,067

Oil Companies-Exploration & Production — 0.8%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,262,432
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	6,314,673
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	2,217,170

		10,794,275

Oil Companies-Integrated — 0.4%
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,898,340
Husky Energy, Inc. Senior Notes 4.40% due 04/15/2029	2,460,000	2,687,890

		5,586,230

Retail-Restaurants — 0.2%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	250,000	250,600
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	2,825,000	2,914,553

		3,165,153

76

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	$700,000	$561,750
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*	775,000	651,000
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	350,000	298,375

		1,511,125

Security Services — 0.2%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	250,000	247,463
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	1,672,000	1,784,860

		2,032,323

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,440,000	1,503,928

Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	3,273,683

Telephone-Integrated — 0.6%
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,625,993
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,872,942
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	1,930,000	2,491,205
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,260,776

		8,250,916

Transport-Rail — 0.6%
Canadian Pacific Railway Co. Senior Notes 2.90% due 02/01/2025	3,185,000	3,333,598
Canadian Pacific Railway Co. Senior Notes 7.13% due 10/15/2031	2,950,000	4,237,758

		7,571,356

Total Foreign Corporate Bonds & Notes (cost $163,420,823)		174,759,532

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS Bonds zero coupon due 01/15/2021 (cost $593,344)	640,000	629,654

Security Description	Principal Amount	Value (Note 2)
COMMON STOCKS — 0.0%
Chemicals-Specialty — 0.0%
Hexion Holdings Corp., Class B† (cost $603,140)	20,415	$265,395

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc.†(1) Class D, 5.67%	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,460,000

Total Preferred Securities (cost $2,274,140)		1,460,300

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.4%
Diversified Banking Institutions — 0.3%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	3,391,274

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 3.45% (3 ML+1.74%)* due 02/15/2067	2,400,000	1,956,000

Electric-Generation — 0.4%
Electricite de France SA 5.63% due 01/22/2024*(3)	5,000,000	5,256,956

Insurance-Multi-line — 0.6%
AXA SA	4,000,000	5,929,440
MetLife, Inc.	900,000	1,507,275
USF&G Capital III 8.31% due 07/01/2046*	250,000	396,849

		7,833,564

Total Preferred Securities/Capital Securities (cost $15,861,389)		18,437,794

WARRANTS — 0.0%
Radio — 0.0%
iHeartmedia, Inc.† Expires 05/01/2039 (cost $239,415)	14,510	239,415

ESCROWS AND LITIGATION TRUSTS — 0.0%
Clear Channel Communications, Inc.†(1) 9.00% due 03/01/2021 (cost $0)	1,375,000	0

TOTAL INVESTMENTS (cost $1,233,724,599)(6)	97.8%	1,328,109,995
Other assets less liabilities	2.2	29,402,724

NET ASSETS	100.0%	$1,357,512,719

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $342,932,995 representing 25.3% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

77

SunAmerica Series Trust SA Federated Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Company has filed for bankruptcy protection.
(5)	Security in Default.
(6)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current rates as of January 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

STRIPS — Separate Trading of Registered Interest and Principal Securities

ULC— Unlimited Liability Corp.

Index Legend

3 ML— 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

220	Long	U.S. Treasury 10 Year Notes	March 2020	28,522,660	28,964,375	$441,715

215	Long	U.S. Treasury Long Bonds	March 2020	34,169,840	35,159,219	989,379

						$1,431,094

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds	$—	$1,132,317,905	$—	$1,132,317,905
Foreign Corporate Bonds & Notes	—	174,759,532	—	174,759,532
U.S. Government Agencies	—	629,654	—	629,654
Common Stock	265,395	—	—	265,395
Preferred Securites:
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,460,000	—	—	1,460,000
Preferred Securities/Capital Securities	—	18,437,794	—	18,437,794
Warrants	—	239,415	—	239,415
Escrows and Litigation Trusts	—	—	0	0

Total Investments at Value	$1,725,395	$1,326,384,300	$300	$1,328,109,995

Other Financial Instruments:†

Futures Contracts	$1,431,094	$—	$—	$1,431,094

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

78

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio#

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Medical-Drugs	5.9%
Beverages-Wine/Spirits	4.0
Cosmetics & Toiletries	3.6
Food-Misc./Diversified	3.4
Enterprise Software/Service	3.3
Finance-Other Services	3.1
Transport-Rail	3.1
Commercial Services	3.0
Machinery-General Industrial	2.8
Electric-Integrated	2.6
E-Commerce/Products	2.5
Aerospace/Defense-Equipment	2.3
Exchange-Traded Funds	2.3
Textile-Apparel	2.3
Semiconductor Components-Integrated Circuits	2.1
Apparel Manufacturers	2.1
Building-Heavy Construction	2.0
Schools	2.0
Internet Content-Information/News	2.0
Private Equity	2.0
Industrial Gases	1.9
Building & Construction Products-Misc.	1.9
Real Estate Management/Services	1.9
Electric-Distribution	1.9
Finance-Credit Card	1.8
Building & Construction-Misc.	1.7
Banks-Commercial	1.7
Semiconductor Equipment	1.4
Tobacco	1.4
Insurance-Life/Health	1.3
Insurance-Multi-line	1.1
Athletic Footwear	1.1
Computer Aided Design	1.1
Commercial Services-Finance	1.1
Industrial Automated/Robotic	1.0
Retail-Convenience Store	1.0
Food-Catering	1.0
Electronic Components-Misc.	1.0
Telecommunication Equipment	1.0
Chemicals-Specialty	1.0
Electric Products-Misc.	1.0
Publishing-Periodicals	0.9
Multimedia	0.9
Electronic Security Devices	0.9
Rental Auto/Equipment	0.9
Chemicals-Diversified	0.9
Aerospace/Defense	0.9
Computer Services	0.9
Transport-Services	0.9
Auto-Cars/Light Trucks	0.9
Computers-Integrated Systems	0.9
Building-Maintenance & Services	0.9
Web Portals/ISP	0.9
Non-Hazardous Waste Disposal	0.9
Finance-Consumer Loans	0.8
Retail-Apparel/Shoe	0.8
Airport Development/Maintenance	0.7
Oil Refining & Marketing	0.7

99.4%

Country Allocation*

France	14.1%
United Kingdom	9.9
Switzerland	8.1
Canada	8.0
Cayman Islands	7.4
Netherlands	6.8
Germany	6.3
Spain	4.1
United States	4.1
China	3.5
Brazil	3.5
Denmark	3.3
Japan	3.0
Sweden	2.8
Ireland	2.7
Taiwan	2.1
Finland	1.6
Hong Kong	1.3
Italy	1.3
Israel	1.0
Jersey	1.0
Indonesia	0.9
Philippines	0.9
South Africa	0.8
India	0.8
Bermuda	0.1

99.4%

*	Calculated as a percentage of net assets
#	See Note 1 in the Notes to Financial Statements

79

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.1%
Bermuda — 0.1%
IHS Markit, Ltd.	2,595	$204,642

Brazil — 3.5%
B3 SA-Brasil Bolsa Balcao	283,700	3,193,000
Equatorial Energia SA	460,500	2,563,471
Lojas Renner SA	187,000	2,508,558
Rumo SA†	501,600	2,717,302

		10,982,331

Canada — 8.0%
Alimentation Couche-Tard, Inc., Class B	94,844	3,169,828
Brookfield Asset Management, Inc., Class A	55,800	3,415,518
Canadian National Railway Co.	39,116	3,655,339
Canadian Pacific Railway, Ltd.	12,246	3,253,046
CGI, Inc.†	37,100	2,840,670
Constellation Software, Inc.	3,003	3,156,509
Thomson Reuters Corp.	36,700	2,950,365
Waste Connections, Inc.	27,696	2,669,355

		25,110,630

Cayman Islands — 7.4%
Alibaba Group Holding, Ltd. ADR†	38,753	8,005,981
New Oriental Education & Technology Group, Inc. ADR†	26,000	3,160,300
Shenzhou International Group Holdings, Ltd.	206,686	2,728,584
TAL Education Group ADR†	65,500	3,268,450
Tencent Holdings, Ltd.	132,748	6,303,284

		23,466,599

China — 3.5%
Kweichow Moutai Co., Ltd., Class A	18,100	2,692,496
Ping An Insurance Group Co. of China, Ltd.	319,500	3,614,555
Shanghai International Airport Co., Ltd., Class A	226,800	2,201,881
Wuliangye Yibin Co., Ltd., Class A	151,856	2,680,439

		11,189,371

Denmark — 3.3%
DSV PANALPINA A/S	26,323	2,863,378
Novo Nordisk A/S, Class B	68,300	4,169,409
Orsted A/S*	30,300	3,303,139

		10,335,926

Finland — 1.6%
Kone Oyj, Class B	45,600	2,944,357
Neste Oyj	53,113	2,113,359

		5,057,716

France — 14.1%
Air Liquide SA	25,050	3,628,722
Dassault Systemes SE	19,113	3,317,180
Edenred	53,653	2,899,215
Hermes International	4,138	3,101,663
Kering SA	5,398	3,315,593
L’Oreal SA	12,811	3,589,794
Legrand SA	37,600	3,016,219
LVMH Moet Hennessy Louis Vuitton SE	10,055	4,393,149
Pernod Ricard SA	18,169	3,151,204
Safran SA	22,044	3,564,283
Sanofi	43,700	4,214,599
Teleperformance	11,445	2,876,526

Security Description	Shares	Value (Note 2)
France (continued)
Vinci SA	31,867	$3,529,873

		44,598,020

Germany — 6.3%
adidas AG	10,614	3,359,786
Deutsche Boerse AG	19,008	3,100,085
MTU Aero Engines AG	9,627	2,931,562
SAP SE	34,893	4,566,200
Symrise AG	28,494	2,935,338
Vonovia SE	55,221	3,154,959

		20,047,930

Hong Kong — 1.3%
AIA Group, Ltd.	434,056	4,279,359

India — 0.8%
HDFC Bank, Ltd. ADR	44,270	2,535,786

Indonesia — 0.9%
Bank Central Asia Tbk PT	1,166,180	2,740,518

Ireland — 2.7%
Kerry Group PLC, Class A	23,095	2,963,773
Kingspan Group PLC	46,827	2,886,421
Linde PLC	12,862	2,612,658

		8,462,852

Israel — 1.0%
NICE, Ltd., ADR†	17,893	3,082,964

Italy — 1.3%
Enel SpA	459,300	4,002,327

Japan — 3.0%
Hoya Corp.	32,500	3,124,040
Kao Corp.	38,200	3,052,386
Keyence Corp.	9,800	3,322,745

		9,499,171

Jersey — 1.0%
Experian PLC	87,450	3,040,981

Netherlands — 6.8%
Airbus SE	25,900	3,821,178
ASML Holding NV	15,214	4,266,845
Ferrari NV	16,944	2,862,246
Unilever NV	83,483	4,855,410
Wolters Kluwer NV	39,769	2,989,608
Yandex NV, Class A†	60,900	2,728,929

		21,524,216

Philippines — 0.9%
SM Prime Holdings, Inc.	3,583,788	2,737,522

South Africa — 0.8%
Capitec Bank Holdings, Ltd.	28,600	2,566,139

Spain — 4.1%
Amadeus IT Group SA	39,162	3,067,558
Cellnex Telecom SA*	60,649	3,015,641
Ferrovial SA	92,160	2,925,070
Iberdrola SA	364,834	3,990,043

		12,998,312

Sweden — 2.8%
Assa Abloy AB, Class B	123,738	2,944,437
Atlas Copco AB, Class A	87,000	3,087,015
Hexagon AB, Class B	51,053	2,782,396

		8,813,848

80

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2020 —(continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — (continued)
Switzerland — 8.1%
Givaudan SA	929	$3,065,893
Nestle SA	66,837	7,378,403
Partners Group Holding AG	3,147	2,886,139
Roche Holding AG	17,880	6,017,709
Sika AG	17,673	3,181,429
Temenos AG	18,199	2,929,242

		25,458,815

Taiwan — 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	614,000	6,568,405

United Kingdom — 9.9%
Ashtead Group PLC	91,200	2,941,701
AstraZeneca PLC	45,200	4,419,337
British American Tobacco PLC	95,800	4,234,851
Compass Group PLC	127,947	3,169,015
Diageo PLC	101,244	4,005,864
HomeServe PLC	157,200	2,649,348
London Stock Exchange Group PLC	32,731	3,395,334
RELX PLC	131,735	3,498,289
Rentokil Initial PLC	451,256	2,788,369

		31,102,108

United States — 1.8%
Mastercard, Inc., Class A	9,045	2,857,677
Visa, Inc., Class A	14,130	2,811,446

		5,669,123

Total Common Stocks (cost $278,463,420)		306,075,611

Security Description	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS — 2.3%
United States — 2.3%
iShares MSCI India ETF (cost $7,426,760)	211,359	$7,289,772

Total Long-Term Investment Securities (cost $285,890,180)		313,365,383

TOTAL INVESTMENTS (cost $285,890,180)(1)	99.4%	313,365,383
Other assets less liabilities	0.6	1,907,409

NET ASSETS	100.0%	$315,272,792

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $6,318,780 representing 2.0% of net assets.
#	See Note 1
(1)	See Note 3 for cost of investments on a tax basis.

ADR	—	American Depositary Receipt
ETF	—	Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$67,361,794	$238,713,817	**	$—	$306,075,611
Exchanged-Traded Funds	7,289,772	—		—	7,289,772

Total Investments at Value	$74,651,566	$238,713,817		$—	$313,365,383

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See (Note 2).

See Notes to Financial Statements

81

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	99.0%

*	Calculated as a percentage of net assets

82

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.0%
Real Estate Investment Trusts — 99.0%
Acadia Realty Trust	141,666	$3,516,150
Alexandria Real Estate Equities, Inc.	77,000	12,566,400
American Tower Corp.	14,200	3,290,708
Americold Realty Trust	163,800	5,646,186
AvalonBay Communities, Inc.	63,925	13,851,908
Boston Properties, Inc.	9,242	1,324,841
CareTrust REIT, Inc.	212,800	4,719,904
Clipper Realty, Inc.	142,118	1,514,978
CubeSmart	296,100	9,377,487
Digital Realty Trust, Inc.	117,200	14,414,428
Douglas Emmett, Inc.	189,300	7,855,950
Duke Realty Corp.	189,500	6,880,745
Equinix, Inc.	25,500	15,038,115
Equity LifeStyle Properties, Inc.	113,892	8,285,643
Equity Residential	84,454	7,016,438
Essex Property Trust, Inc.	29,213	9,049,019
Extra Space Storage, Inc.	53,600	5,932,448
Four Corners Property Trust, Inc.	278,900	8,447,881
Healthcare Realty Trust, Inc.	248,200	8,950,092
Highwoods Properties, Inc.	133,200	6,674,652
Invitation Homes, Inc.	208,800	6,570,936
Lexington Realty Trust	315,800	3,495,906
Mack-Cali Realty Corp.	88,500	1,943,460
National Retail Properties, Inc.	186,900	10,466,400
Outfront Media, Inc.	83,800	2,492,212

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Prologis, Inc.	246,958	$22,937,459
Public Storage	5,070	1,134,463
RLJ Lodging Trust	304,776	4,742,315
Simon Property Group, Inc.	29,569	3,937,112
SITE Centers Corp.	241,920	3,074,803
Sunstone Hotel Investors, Inc.	199,700	2,532,196
Taubman Centers, Inc.	65,334	1,726,124
Terreno Realty Corp.	84,080	4,814,421
UDR, Inc.	187,900	9,002,289
Urban Edge Properties	180,750	3,323,993
Ventas, Inc.	183,145	10,596,770
VEREIT, Inc.	731,553	7,139,957
VICI Properties, Inc.	239,300	6,413,240
Welltower, Inc.	100,764	8,555,871
Weyerhaeuser Co.	54,900	1,589,355

		270,843,255

TOTAL INVESTMENTS (cost $236,157,917)(1)	99.0%	270,843,255
Other assets less liabilities	1.0	2,761,774

NET ASSETS	100.0%	$273,605,029

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$270,843,255	$—	$—	$270,843,255

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

83

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

United States Treasury Notes	41.5%
United States Treasury Bonds	12.1
Federal Home Loan Bank	3.9
Diversified Banking Institutions	3.7
Exchange-Traded Funds	3.1
Electric-Integrated	2.1
Banks-Commercial	2.0
Pipelines	1.6
Federal Home Loan Mtg. Corp.	1.5
Retail-Discount	1.4
Federal National Mtg. Assoc.	1.3
Medical-Drugs	1.3
Medical-HMO	1.3
Oil Companies-Integrated	1.2
Oil-Field Services	1.0
Retail-Building Products	1.0
Pharmacy Services	1.0
Food-Misc./Diversified	0.9
Telephone-Integrated	0.9
Medical-Biomedical/Gene	0.9
Insurance-Multi-line	0.8
Auto/Truck Parts & Equipment-Original	0.8
Banks-Fiduciary	0.7
Finance-Credit Card	0.7
Transport-Rail	0.6
Multimedia	0.5
Cable/Satellite TV	0.5
Real Estate Investment Trusts	0.5
Gas-Distribution	0.5
Banks-Super Regional	0.5
Semiconductor Equipment	0.5
Food-Meat Products	0.5
Chemicals-Diversified	0.4
Enterprise Software/Service	0.4
Computers	0.4
Aerospace/Defense	0.4
Finance-Other Services	0.4
Oil Companies-Exploration & Production	0.4
Auto-Heavy Duty Trucks	0.3
Metal-Iron	0.3
Transport-Services	0.3
Finance-Leasing Companies	0.3
Tennessee Valley Authority	0.3
Retail-Drug Store	0.3
Medical-Generic Drugs	0.3
Aerospace/Defense-Equipment	0.2
Diversified Manufacturing Operations	0.2
Investment Management/Advisor Services	0.2
Oil Refining & Marketing	0.2
Applications Software	0.2
Brewery	0.2
Banks-Money Center	0.2
Metal-Copper	0.2
Commercial Services-Finance	0.2
E-Commerce/Products	0.2
Medical Labs & Testing Services	0.2
Airlines	0.2
Medical Products	0.2
Electronic Components-Semiconductors	0.2
Medical Instruments	0.2
Repurchase Agreements	0.2

Beverages-Non-alcoholic	0.2%
Drug Delivery Systems	0.2
Machinery-Construction & Mining	0.1
Networking Products	0.1
Computer Services	0.1
Insurance-Property/Casualty	0.1

99.3%

Credit Quality#†

Aaa	64.0%
Aa	3.1
A	13.5
Baa	16.1
Ba	1.2
Not Rated@	2.1

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

84

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 31.5%
Aerospace/Defense — 0.4%
Northrop Grumman Corp. Senior Notes 2.08% due 10/15/2020	$2,000,000	$2,004,330

Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	1,000,000	1,331,075

Airlines — 0.2%
United Airlines Pass Through Trust Pass-Through Certs. Series 2016-1, Class AA 3.10% due 01/07/2030	998,297	1,054,430

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	1,218,934

Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	1,400,000	1,821,824

Auto/Truck Parts & Equipment-Original — 0.8%
Aptiv Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	2,047,691

BorgWarner, Inc. Senior Notes 4.38% due 03/15/2045	1,900,000	2,063,045

		4,110,736

Banks-Commercial — 1.6%
BB&T Corp. Senior Notes 2.05% due 05/10/2021	2,000,000	2,010,318
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	659,000	667,184
PNC Bank NA Sub. Notes 4.05% due 07/26/2028	1,000,000	1,127,156
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	2,500,000	2,665,104
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	2,000,000	2,024,956

		8,494,718

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp. Senior Notes 2.95% due 01/29/2023	2,000,000	2,072,606
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	978,314
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	920,217

		3,971,137

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional — 0.5%
US Bancorp Senior Notes 3.15% due 04/27/2027	$1,000,000	$1,074,837
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,536,109

		2,610,946

Beverages-Non-alcoholic — 0.2%
Pepsi-Cola Metropolitan Bottling Co., Inc. Senior Notes 7.00% due 03/01/2029	644,000	884,863

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	973,000	1,196,931

Cable/Satellite TV — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	500,000	528,333
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	2,000,000	2,281,991

		2,810,324

Chemicals-Diversified — 0.4%
PPG Industries, Inc. Senior Notes 3.75% due 03/15/2028	2,000,000	2,216,502

Commercial Services-Finance — 0.2%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,141,857

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 7.00% due 10/30/2025	400,000	510,031

Computers — 0.4%
Apple, Inc. Senior Notes 2.30% due 05/11/2022	2,000,000	2,032,110

Diversified Banking Institutions — 3.0%
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	1,000,000	1,044,665
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	2,000,000	2,192,066
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,084,000	1,358,779
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	2,000,000	2,220,373
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	1,032,000	1,321,343

85

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	$250,000	$276,224
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	400,000	401,648
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	200,000	285,743
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	2,000,000	2,236,112
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,480,302
Morgan Stanley Senior Notes 3.13% due 01/23/2023	2,500,000	2,593,999
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	500,000	532,716

		15,943,970

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	1,000,000	1,282,718

Drug Delivery Systems — 0.2%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	827,619

E-Commerce/Products — 0.2%
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,134,737

Electric-Integrated — 2.1%
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	1,000,000	1,117,743
Consolidated Edison Co. of New York, Inc. Senior Notes 4.50% due 05/15/2058	1,000,000	1,272,945
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	247,964
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,786,000	1,902,546
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	800,000	814,074
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	1,750,000	1,778,426
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	2,055,991
SCANA Corp. Senior Notes 4.75% due 05/15/2021	1,970,000	2,015,557

		11,205,246

Security Description	Principal Amount	Value (Note 2)
Electronic Components-Semiconductors — 0.2%
Intel Corp. Senior Notes 3.10% due 07/29/2022	$1,000,000	$1,038,623

Enterprise Software/Service — 0.4%
CA, Inc. Senior Notes 3.60% due 08/15/2022	1,000,000	1,022,888
Oracle Corp. Senior Notes 2.40% due 09/15/2023	1,000,000	1,025,268

		2,048,156

Finance-Credit Card — 0.7%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	2,035,435
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	524,352
Visa, Inc. Senior Notes 4.30% due 12/14/2045	829,000	1,060,776

		3,620,563

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.88% due 04/01/2021	449,000	458,763

Finance-Other Services — 0.4%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	718,247
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,246,954

		1,965,201

Food-Meat Products — 0.5%
Tyson Foods, Inc. Senior Notes 4.88% due 08/15/2034	2,000,000	2,481,095

Food-Misc./Diversified — 0.9%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	2,000,000	2,436,618
Kraft Foods Group, Inc. Company Guar. Notes 6.88% due 01/26/2039	2,000,000	2,626,485

		5,063,103

Gas-Distribution — 0.5%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,095,053
Southern Co. Gas Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	1,165,000	1,566,316

		2,661,369

86

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	$1,345,000	$1,447,535

Insurance-Property/Casualty — 0.1%
Berkshire Hathaway, Inc. Senior Notes 3.13% due 03/15/2026	397,000	425,781

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,276,366

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 3.90% due 05/27/2021	600,000	617,808

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	701,000	919,740

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,095,689

Medical Products — 0.2%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	1,052,549

Medical-Biomedical/Gene — 0.9%
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	2,000,000	2,070,755
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/2041	2,000,000	2,763,396

		4,834,151

Medical-Drugs — 0.9%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	400,000	427,515
Johnson & Johnson Senior Notes 3.50% due 01/15/2048	2,134,000	2,448,328
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	856,616
Pfizer, Inc. Senior Notes 4.20% due 09/15/2048	1,000,000	1,230,825

		4,963,284

Medical-HMO — 1.3%
Aetna, Inc. Senior Notes 4.13% due 06/01/2021	1,800,000	1,844,269
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	2,000,000	2,239,277
UnitedHealth Group, Inc. Senior Notes 3.88% due 12/15/2028	2,500,000	2,813,862

		6,897,408

Security Description	Principal Amount	Value (Note 2)
Metal-Copper — 0.2%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	$1,000,000	$1,179,409

Multimedia — 0.5%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	2,944,868

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	510,572

Oil Companies-Exploration & Production — 0.4%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	292,904
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	269,104
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	200,000	256,000
Newfield Exploration Co. Company Guar. Notes 5.63% due 07/01/2024	1,000,000	1,103,735

		1,921,743

Oil Companies-Integrated — 0.8%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,387,846
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	1,000,000	1,031,047

		4,418,893

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc. Senior Notes 2.60% due 12/01/2022	143,000	145,237

Oil Refining & Marketing — 0.2%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	284,433
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	668,980
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	200,000	277,286

		1,230,699

Oil-Field Services — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 2.77% due 12/15/2022	1,000,000	1,026,470
Halliburton Co. Senior Notes 3.80% due 11/15/2025	1,000,000	1,081,753
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	728,374

		2,836,597

87

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 1.0%
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046*	$2,500,000	$2,989,677
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	1,051,223
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,244,539

		5,285,439

Pipelines — 1.6%
Energy Transfer Operating LP Company Guar. Notes 4.65% due 06/01/2021	2,000,000	2,053,355
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	2,000,000	1,830,000
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	411,515
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,215,911
TC PipeLines LP Senior Notes 4.65% due 06/15/2021	1,026,000	1,054,650
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	1,000,000	1,073,976

		8,639,407

Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,403,935
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,314,171

		2,718,106

Retail-Building Products — 1.0%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	2,000,000	2,048,142
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	979,000	1,088,741
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	2,000,000	2,245,169

		5,382,052

Retail-Discount — 1.4%
Costco Wholesale Corp. Senior Notes 2.15% due 05/18/2021	1,000,000	1,008,067
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,281,503
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	2,000,000	2,195,512

Security Description	Principal Amount	Value (Note 2)
Retail-Discount (continued)
Target Corp. Senior Notes 6.50% due 10/15/2037	$840,000	$1,294,079
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	1,050,000	1,524,178

		7,303,339

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,442,172

Semiconductor Equipment — 0.5%
Applied Materials, Inc. Senior Notes 4.35% due 04/01/2047	2,000,000	2,525,558

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	1,142,573
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	902,000	1,232,060
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	2,500,000	2,670,640

		5,045,273

Transport-Rail — 0.6%
CSX Corp. Senior Notes 3.80% due 03/01/2028	3,000,000	3,349,938

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,500,000	1,535,101

Total U.S. Corporate Bonds & Notes (cost $156,165,305)		169,086,625

FOREIGN CORPORATE BONDS & NOTES — 3.4%
Banks-Commercial — 0.4%
Cooperative Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,358,561
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	837,000	845,895

		2,204,456

Banks-Money Center — 0.2%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,187,637

Diversified Banking Institutions — 0.7%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	1,125,774
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 2.75% due 03/26/2020	550,000	550,742

88

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	$793,000	$1,115,952
Lloyds Banking Group PLC Sub. Notes 4.34% due 01/09/2048	1,000,000	1,119,781

		3,912,249

Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	995,000	1,027,708

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	2,000,000	2,032,616

Medical-Generic Drugs — 0.3%
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	266,557
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	1,150,020

		1,416,577

Metal-Iron — 0.3%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,500,000	1,770,750

Oil Companies-Integrated — 0.4%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	2,000,000	2,050,160

Oil-Field Services — 0.5%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,500,000	2,666,795

Total Foreign Corporate Bonds & Notes (cost $17,149,269)		18,268,948

U.S. GOVERNMENT AGENCIES — 7.0%
Federal Home Loan Bank — 3.9%
1.13% due 07/14/2021	1,000,000	996,829
1.50% due 08/15/2024	1,500,000	1,508,636
1.75% due 06/12/2020	1,000,000	1,000,694
1.88% due 06/11/2021	2,000,000	2,011,199
1.88% due 11/29/2021	1,500,000	1,513,058
2.00% due 09/09/2022	1,000,000	1,014,138
2.13% due 02/11/2020	2,000,000	2,000,166
2.50% due 12/09/2022	1,000,000	1,031,795
2.63% due 12/10/2021	2,000,000	2,044,214
2.88% due 09/13/2024	1,000,000	1,066,737
3.00% due 10/12/2021	2,000,000	2,053,752
3.63% due 06/11/2021	2,000,000	2,058,803
5.50% due 07/15/2036	2,000,000	2,931,411

		21,231,432

Federal Home Loan Mtg. Corp. — 1.5%
zero coupon due 12/14/2029	2,200,000	1,804,359
2.38% due 01/13/2022	2,000,000	2,038,046

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
2.50% due 04/23/2020	$2,000,000	$2,004,143
2.75% due 06/19/2023	2,000,000	2,092,887

		7,939,435

Federal National Mtg. Assoc. — 1.3%
1.88% due 09/24/2026	2,000,000	2,042,471
2.00% due 01/05/2022	1,000,000	1,011,811
2.00% due 10/05/2022	1,000,000	1,017,198
2.13% due 04/24/2026	1,000,000	1,037,533
2.63% due 09/06/2024	2,000,000	2,110,738

		7,219,751

Tennessee Valley Authority — 0.3%
4.88% due 01/15/2048	1,000,000	1,461,489

Total U.S. Government Agencies (cost $36,253,404)		37,852,107

U.S. GOVERNMENT TREASURIES — 53.6%
United States Treasury Bonds — 12.1%
2.25% due 08/15/2046	2,452,000	2,562,148
2.50% due 02/15/2045	3,006,000	3,283,116
2.50% due 02/15/2046	2,692,000	2,948,476
2.50% due 05/15/2046	652,000	714,704
2.75% due 08/15/2042	2,000,000	2,280,703
2.75% due 11/15/2042	3,300,000	3,761,484
2.75% due 08/15/2047	1,000,000	1,154,492
2.75% due 11/15/2047	3,000,000	3,465,820
2.88% due 05/15/2043	2,589,000	3,009,814
2.88% due 08/15/2045	1,027,000	1,200,788
2.88% due 11/15/2046	744,000	875,740
3.00% due 11/15/2044	1,275,000	1,517,549
3.00% due 05/15/2045	1,150,000	1,371,600
3.00% due 11/15/2045	1,037,000	1,240,592
3.00% due 05/15/2047	1,500,000	1,809,902
3.00% due 02/15/2048	2,000,000	2,420,547
3.00% due 08/15/2048	2,000,000	2,427,656
3.00% due 02/15/2049	1,000,000	1,217,813
3.13% due 02/15/2043	1,428,000	1,726,374
3.13% due 08/15/2044	1,351,000	1,639,882
3.13% due 05/15/2048	2,000,000	2,478,672
3.38% due 05/15/2044	1,498,000	1,889,938
3.63% due 08/15/2043	1,535,000	2,004,434
3.63% due 02/15/2044	1,567,000	2,050,383
3.75% due 11/15/2043	1,685,000	2,243,288
4.38% due 11/15/2039	1,000,000	1,420,469
4.50% due 08/15/2039	1,000,000	1,438,867
4.63% due 02/15/2040	2,015,000	2,953,234
4.75% due 02/15/2041	1,751,000	2,620,686
5.38% due 02/15/2031	2,000,000	2,776,875
5.50% due 08/15/2028	2,000,000	2,646,406

		65,152,452

United States Treasury Notes — 41.5%
1.13% due 02/28/2021	1,250,000	1,245,020
1.13% due 07/31/2021	2,000,000	1,991,641
1.13% due 08/31/2021	2,500,000	2,489,062
1.13% due 09/30/2021	2,000,000	1,991,484
1.25% due 03/31/2021	732,000	730,084
1.25% due 10/31/2021	1,000,000	997,852
1.25% due 07/31/2023	1,500,000	1,497,246
1.25% due 08/31/2024	2,000,000	1,993,516
1.38% due 01/31/2021	1,868,000	1,865,446
1.38% due 04/30/2021	198,000	197,768
1.38% due 06/30/2023	1,500,000	1,503,164

89

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.38% due 08/31/2023	$1,500,000	$1,503,457
1.38% due 09/30/2023	143,000	143,352
1.38% due 08/31/2026	1,500,000	1,496,016
1.50% due 08/31/2021	2,000,000	2,002,969
1.50% due 01/31/2022	2,000,000	2,005,859
1.50% due 08/15/2022	2,000,000	2,008,984
1.50% due 03/31/2023	2,000,000	2,012,344
1.50% due 09/30/2024	2,000,000	2,015,547
1.50% due 08/15/2026	2,181,000	2,191,990
1.63% due 08/15/2022	3,000,000	3,023,555
1.63% due 08/31/2022	1,300,000	1,310,105
1.63% due 11/15/2022	1,500,000	1,512,773
1.63% due 04/30/2023	1,500,000	1,515,117
1.63% due 05/31/2023	1,500,000	1,515,527
1.63% due 10/31/2023	265,000	268,033
1.63% due 02/15/2026	2,186,000	2,214,606
1.63% due 05/15/2026	2,233,000	2,262,308
1.63% due 09/30/2026	1,000,000	1,012,813
1.63% due 08/15/2029	2,300,000	2,322,371
1.75% due 07/31/2021	2,500,000	2,512,402
1.75% due 11/30/2021	2,000,000	2,013,984
1.75% due 02/28/2022	2,500,000	2,520,996
1.75% due 05/15/2022	3,000,000	3,028,359
1.75% due 05/31/2022	2,000,000	2,019,375
1.75% due 06/15/2022	1,000,000	1,010,000
1.75% due 06/30/2022	2,000,000	2,020,156
1.75% due 09/30/2022	2,000,000	2,022,813
1.75% due 01/31/2023	2,000,000	2,025,781
1.75% due 05/15/2023	1,500,000	1,521,152
1.75% due 07/31/2024	2,000,000	2,036,875
1.75% due 12/31/2026	1,070,000	1,092,320
1.88% due 11/30/2021	2,000,000	2,018,750
1.88% due 01/31/2022	2,000,000	2,020,469
1.88% due 04/30/2022	2,000,000	2,023,984
1.88% due 07/31/2022	2,000,000	2,027,031
1.88% due 08/31/2022	2,000,000	2,028,281
1.88% due 09/30/2022	2,000,000	2,029,375
1.88% due 10/31/2022	2,000,000	2,030,000
1.88% due 08/31/2024	2,000,000	2,048,281
1.88% due 06/30/2026	1,000,000	1,028,359
2.00% due 01/15/2021	2,300,000	2,310,332
2.00% due 02/28/2021	565,000	568,024
2.00% due 10/31/2021	2,000,000	2,021,250
2.00% due 11/15/2021	2,000,000	2,022,656
2.00% due 12/31/2021	2,500,000	2,530,078
2.00% due 02/15/2022	1,300,000	1,317,215
2.00% due 07/31/2022	1,000,000	1,016,680
2.00% due 10/31/2022	3,500,000	3,564,668
2.00% due 11/30/2022	2,000,000	2,038,047
2.00% due 02/15/2023	2,000,000	2,041,250
2.00% due 05/31/2024	2,000,000	2,056,641
2.00% due 06/30/2024	3,000,000	3,086,484
2.00% due 02/15/2025	1,332,000	1,374,562
2.00% due 08/15/2025	3,217,000	3,324,945
2.00% due 11/15/2026	2,455,000	2,545,432
2.13% due 01/31/2021	1,249,000	1,256,465
2.13% due 05/31/2021	2,000,000	2,017,813
2.13% due 08/15/2021	2,000,000	2,021,641
2.13% due 09/30/2021	2,000,000	2,024,141
2.13% due 12/31/2021	2,000,000	2,028,906
2.13% due 12/31/2022	2,000,000	2,046,406
2.13% due 11/30/2023	273,000	281,254

Security Description	Shares/ Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
2.13% due 03/31/2024	$3,500,000	$3,613,340
2.13% due 09/30/2024	2,000,000	2,071,563
2.13% due 11/30/2024	2,000,000	2,074,063
2.13% due 05/15/2025	2,820,000	2,930,597
2.25% due 03/31/2021	2,500,000	2,521,973
2.25% due 07/31/2021	2,000,000	2,024,531
2.25% due 12/31/2023	344,000	356,228
2.25% due 01/31/2024	401,000	415,552
2.25% due 10/31/2024	3,000,000	3,126,562
2.25% due 11/15/2024	1,352,000	1,409,302
2.25% due 12/31/2024	1,000,000	1,043,438
2.25% due 11/15/2025	2,742,000	2,873,423
2.25% due 03/31/2026	3,000,000	3,150,000
2.25% due 02/15/2027	2,000,000	2,109,219
2.25% due 08/15/2027	2,000,000	2,114,688
2.25% due 11/15/2027	3,000,000	3,175,195
2.38% due 08/15/2024	1,221,000	1,277,137
2.38% due 04/30/2026	1,000,000	1,057,930
2.38% due 05/15/2027	1,000,000	1,064,727
2.38% due 05/15/2029	2,500,000	2,687,207
2.50% due 02/15/2022	2,000,000	2,045,938
2.50% due 03/31/2023	2,000,000	2,073,516
2.50% due 08/15/2023	1,000,000	1,041,055
2.50% due 01/31/2024	1,400,000	1,464,148
2.50% due 05/15/2024	1,220,000	1,279,427
2.50% due 01/31/2025	3,000,000	3,168,633
2.63% due 05/15/2021	2,000,000	2,029,844
2.63% due 07/15/2021	2,000,000	2,034,453
2.63% due 12/31/2023	2,000,000	2,099,375
2.63% due 02/15/2029	2,700,000	2,955,973
2.75% due 09/15/2021	1,500,000	1,532,285
2.75% due 04/30/2023	1,900,000	1,986,539
2.75% due 07/31/2023	2,000,000	2,097,734
2.75% due 08/31/2023	1,000,000	1,049,883
2.75% due 11/15/2023	522,000	549,568
2.75% due 02/15/2024	535,000	565,031
2.75% due 02/28/2025	2,000,000	2,138,203
2.75% due 08/31/2025	1,000,000	1,073,750
2.75% due 02/15/2028	2,000,000	2,194,609
2.88% due 11/15/2021	1,500,000	1,539,492
2.88% due 04/30/2025	2,000,000	2,153,984
2.88% due 05/15/2028	2,000,000	2,217,812
2.88% due 08/15/2028	2,500,000	2,778,223
3.13% due 11/15/2028	3,000,000	3,401,602
3.63% due 02/15/2021	2,740,000	2,798,974

		222,780,368

Total U.S. Government Treasuries (cost $272,790,178)		287,932,820

EXCHANGE-TRADED FUNDS — 3.1%
iShares 1-3 Year Treasury Bond ETF	38,600	3,285,632
iShares 10-20 Year Treasury Bond ETF	1,100	167,046
iShares 20+ Year Treasury Bond ETF	12,100	1,765,390
iShares 3-7 Year Treasury Bond ETF	28,600	3,662,516
iShares 7-10 Year Treasury Bond ETF	8,300	946,532
iShares iBoxx$ Investment Grade Corporate Bond ETF	51,600	6,764,244

Total Exchange-Traded Funds (cost $16,081,614)		16,591,360

90

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Insurance-Multi-line — 0.5%
Aegon NV 5.50% due 04/11/2048	$2,100,000	$2,323,671
Allstate Corp. 5.75% due 08/15/2053	500,000	541,250

Total Preferred Securities/Capital Securities (cost $2,545,053)		2,864,921

Total Long-Term Investment Securities (cost $500,984,823)		532,596,781

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $899,019 collateralized by $915,000 of United States Treasury Notes, bearing interest at 1.50% due 08/31/2021 and having an approximate value of $921,316 (cost $899,000)	899,000	899,000

TOTAL INVESTMENTS (cost $501,883,823)(1)	99.3%	533,495,781
Other assets less liabilities	0.7	3,701,920

NET ASSETS	100.0%	$537,197,701

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $2,989,677 representing 0.6% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ETF	— Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$169,086,625	$—	$169,086,625
Foreign Corporate Bonds & Notes	—	18,268,948	—	18,268,948
U.S. Government Agencies	—	37,852,107	—	37,852,107
U.S. Government Treasuries	—	287,932,820	—	287,932,820
Exchange-Traded Funds	16,591,360	—	—	16,591,360
Preferred Securities/Capital Securities	—	2,864,921	—	2,864,921
Repurchase Agreements	—	899,000	—	899,000

Total Investments at Value	$16,591,360	$516,904,421	$—	$533,495,781

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

91

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

United States Treasury Notes	50.7%
Diversified Banking Institutions	8.2
Exchange-Traded Funds	5.7
Federal Home Loan Bank	4.6
Banks-Commercial	2.8
Federal National Mtg. Assoc.	2.6
Federal Home Loan Mtg. Corp.	2.3
Medical-Drugs	1.5
Cable/Satellite TV	1.1
Pharmacy Services	1.1
Applications Software	0.9
Electric-Distribution	0.8
Finance-Credit Card	0.8
Banks-Super Regional	0.8
Commercial Services-Finance	0.8
Medical-Generic Drugs	0.7
E-Commerce/Products	0.7
Machinery-Farming	0.7
United States Treasury Bonds	0.7
Cellular Telecom	0.7
Food-Retail	0.6
Pipelines	0.6
Repurchase Agreements	0.6
Computers	0.6
Food-Misc./Diversified	0.6
E-Commerce/Services	0.5
Federal Farm Credit Bank	0.5
Enterprise Software/Service	0.5
Tobacco	0.5
Transport-Services	0.4
Oil Companies-Integrated	0.4
Web Portals/ISP	0.4
Home Decoration Products	0.3
Chemicals-Diversified	0.3
Gas-Distribution	0.3
Electric-Integrated	0.3
Electronic Components-Semiconductors	0.3
Retail-Discount	0.3
Auto/Truck Parts & Equipment-Original	0.3
Real Estate Investment Trusts	0.3
Medical-HMO	0.3
Computer Services	0.3
Non-Hazardous Waste Disposal	0.3
Medical-Biomedical/Gene	0.3
Hotels/Motels	0.3
Auto-Cars/Light Trucks	0.2
Brewery	0.2
Beverages-Non-alcoholic	0.2
Semiconductor Components-Integrated Circuits	0.2
Banks-Fiduciary	0.2
Advertising Agencies	0.1
Medical Products	0.1

99.5%

*	Calculated as a percentage of net assets

Credit Quality†#

Aaa	67.2%
Aa	3.4
A	15.7
Baa	12.1
Ba	0.4
Not Rated@	1.2

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

92

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 25.2%
Advertising Agencies — 0.1%
Omnicom Group, Inc. Senior Notes 4.45% due 08/15/2020	$420,000	$425,736

Applications Software — 0.9%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	2,000,000	2,000,907
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,396,398

		3,397,305

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	934,343

Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	1,042,671

Banks-Commercial — 1.4%
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,623,298
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	1,500,000	1,518,717
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	1,024,127

		5,166,142

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.05% due 05/03/2021	700,000	703,644

Banks-Super Regional — 0.8%
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	1,000,000	1,008,232
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	1,000,000	1,046,094
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	1,045,166

		3,099,492

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 2.88% due 10/27/2025	800,000	849,004

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	800,000	870,270

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	$600,000	$634,000
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	725,829
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	800,000	838,774
Comcast Corp. Company Guar. Notes 3.45% due 10/01/2021	2,000,000	2,058,975

		4,257,578

Chemicals-Diversified — 0.3%
Dow Chemical Co. Senior Notes 4.80% due 11/30/2028	1,000,000	1,162,581

Commercial Services-Finance — 0.8%
Block Financial LLC Company Guar. Notes 4.13% due 10/01/2020	1,000,000	1,011,565
Moody’s Corp. Senior Notes 3.25% due 06/07/2021	2,000,000	2,038,053

		3,049,618

Computer Services — 0.3%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	1,031,687

Computers — 0.6%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	1,085,022
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,000,000	1,073,985

		2,159,007

Diversified Banking Institutions — 4.8%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	2,000,000	2,060,065
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,319,118
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,327,247
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	2,000,000	2,101,470
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,327,478
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,000,000	2,136,575

93

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 2.30% due 08/15/2021	$1,000,000	$1,002,621
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	1,000,000	1,029,391
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,360,555
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	1,000,000	1,080,827
Morgan Stanley Senior Notes 2.63% due 11/17/2021	1,000,000	1,015,669
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,000,000	1,084,945
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,372,585

		18,218,546

E-Commerce/Products — 0.7%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,200,000	1,257,854
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,374,798

		2,632,652

E-Commerce/Services — 0.5%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,000,000	2,074,433

Electric-Distribution — 0.8%
Connecticut Light & Power Co. 1st Mtg. Notes 3.20% due 03/15/2027	2,000,000	2,145,702
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	1,054,150

		3,199,852

Electric-Integrated — 0.3%
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	1,000,000	1,091,861

Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,000,000	1,055,255

Enterprise Software/Service — 0.5%
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	939,257
Oracle Corp. Senior Notes 3.40% due 07/08/2024	1,000,000	1,065,632

		2,004,889

Security Description	Principal Amount	Value (Note 2)
Finance-Credit Card — 0.8%
Discover Financial Services Senior Notes 3.85% due 11/21/2022	$2,000,000	$2,097,677
Visa, Inc. Senior Notes 3.15% due 12/14/2025	1,000,000	1,074,275

		3,171,952

Food-Misc./Diversified — 0.6%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	1,000,000	1,090,484
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	1,036,530

		2,127,014

Food-Retail — 0.6%
The Kroger Co. Senior Notes 4.50% due 01/15/2029	2,000,000	2,301,477

Gas-Distribution — 0.3%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,095,053

Home Decoration Products — 0.3%
Newell Rubbermaid, Inc. Senior Notes 3.15% due 04/01/2021	1,300,000	1,304,629

Hotels/Motels — 0.3%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	946,459

Machinery-Farming — 0.7%
John Deere Capital Corp. Senior Notes 2.80% due 09/08/2027	1,500,000	1,576,617
John Deere Capital Corp. Senior Notes 2.80% due 07/18/2029	1,000,000	1,050,344

		2,626,961

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	283,000	314,172

Medical-Biomedical/Gene — 0.3%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	964,662

Medical-Drugs — 1.5%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	1,500,000	1,540,149
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	855,029
Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027*	1,000,000	1,092,698

94

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	$1,000,000	$1,036,890
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,284,925

		5,809,691

Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	1,034,017

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	1,000,000	1,024,720

Pharmacy Services — 1.1%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	748,114
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	2,000,000	2,216,174
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	1,027,999

		3,992,287

Pipelines — 0.6%
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	620,069
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	568,711
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	1,000,000	1,029,681

		2,218,461

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.45% due 09/15/2021	1,010,000	1,036,668

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	1,043,489

Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	751,669

Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	751,886
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	1,064,496

		1,816,382

Security Description	Principal Amount	Value (Note 2)
Transport-Services — 0.4%
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	$1,500,000	$1,582,354

Web Portals/ISP — 0.4%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	1,300,000	1,322,281

Total U.S. Corporate Bonds & Notes (cost $91,516,713)		94,910,964

FOREIGN CORPORATE BONDS & NOTES — 6.6%
Banks-Commercial — 1.4%
Bank of Montreal Senior Notes 3.30% due 02/05/2024	1,000,000	1,054,759
Canadian Imperial Bank of Commerce Senior Notes 2.70% due 02/02/2021	1,500,000	1,514,523
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,300,000	1,356,343
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	1,072,840

		4,998,465

Cellular Telecom — 0.7%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/2020	293,000	294,400
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	2,000,000	2,269,437

		2,563,837

Diversified Banking Institutions — 3.4%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	1,850,000	1,868,136
Barclays PLC Senior Notes 3.65% due 03/16/2025	1,000,000	1,060,063
Barclays PLC Senior Notes 4.34% due 01/10/2028	2,000,000	2,208,225
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,333,626
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	1,300,000	1,326,398
Lloyds Banking Group PLC Senior Notes 3.10% due 07/06/2021	2,000,000	2,036,004
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	877,827
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	1,000,000	1,101,934
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	1,000,000	1,026,379

		12,838,592

95

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs — 0.7%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	$2,000,000	$2,058,785
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	644,241

		2,703,026

Oil Companies-Integrated — 0.4%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	883,000	905,146
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	646,195

		1,551,341

Total Foreign Corporate Bonds & Notes (cost $23,744,543)		24,655,261

U.S. GOVERNMENT AGENCIES — 10.0%
Federal Farm Credit Bank — 0.5%
2.55% due 06/11/2020	2,000,000	2,007,238

Federal Home Loan Bank — 4.6%
1.13% due 07/14/2021	1,500,000	1,495,244
1.38% due 02/18/2021	1,500,000	1,497,711
1.50% due 08/15/2024	3,000,000	3,017,272
1.75% due 06/12/2020	2,000,000	2,001,388
1.88% due 06/11/2021	2,005,000	2,016,227
1.88% due 07/07/2021	900,000	906,513
1.88% due 11/29/2021	1,000,000	1,008,705
2.50% due 12/09/2022	1,000,000	1,031,795
2.50% due 02/13/2024	3,000,000	3,131,359
2.88% due 09/13/2024	1,000,000	1,066,737

		17,172,951

Federal Home Loan Mtg. Corp. — 2.3%
1.13% due 08/12/2021	2,000,000	1,991,388
1.38% due 04/20/2020	2,000,000	1,999,713
2.38% due 01/13/2022	1,500,000	1,528,535
2.75% due 06/19/2023	3,000,000	3,139,331

		8,658,967

Federal National Mtg. Assoc. — 2.6%
1.63% due 10/15/2024	3,000,000	3,029,776
2.00% due 01/05/2022	1,000,000	1,011,811
2.13% due 04/24/2026	2,000,000	2,075,066
2.63% due 09/06/2024	3,500,000	3,693,791

		9,810,444

Total U.S. Government Agencies (cost $36,952,948)		37,649,600

U.S. GOVERNMENT TREASURIES — 51.4%
United States Treasury Bonds — 0.7%
5.25% due 02/15/2029	1,000,000	1,317,422
6.00% due 02/15/2026	1,000,000	1,267,500

		2,584,922

United States Treasury Notes — 50.7%
1.13% due 02/28/2021	2,000,000	1,992,031
1.13% due 06/30/2021	1,400,000	1,394,094
1.13% due 07/31/2021	1,400,000	1,394,148
1.25% due 03/31/2021	1,300,000	1,296,598

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
1.25% due 10/31/2021	$1,500,000	$1,496,777
1.25% due 07/31/2023	1,500,000	1,497,246
1.25% due 08/31/2024	1,500,000	1,495,137
1.38% due 09/15/2020	1,000,000	998,828
1.38% due 10/31/2020	1,300,000	1,298,223
1.38% due 01/31/2021	1,300,000	1,298,223
1.38% due 04/30/2021	1,300,000	1,298,477
1.38% due 05/31/2021	1,400,000	1,398,906
1.38% due 06/30/2023	2,300,000	2,304,852
1.38% due 08/31/2023	1,300,000	1,302,996
1.38% due 09/30/2023	1,300,000	1,303,199
1.38% due 08/31/2026	2,500,000	2,493,359
1.50% due 08/31/2021	1,000,000	1,001,484
1.50% due 09/30/2021	1,000,000	1,001,836
1.50% due 01/31/2022	1,500,000	1,504,395
1.50% due 08/15/2022	1,000,000	1,004,492
1.50% due 09/15/2022	1,000,000	1,004,727
1.50% due 02/28/2023	1,200,000	1,207,031
1.50% due 03/31/2023	1,200,000	1,207,406
1.50% due 09/30/2024	1,500,000	1,511,660
1.50% due 10/31/2024	1,000,000	1,007,852
1.50% due 08/15/2026	1,500,000	1,507,559
1.63% due 11/30/2020	2,000,000	2,001,094
1.63% due 08/31/2022	1,300,000	1,310,105
1.63% due 11/15/2022	2,000,000	2,017,031
1.63% due 04/30/2023	2,000,000	2,020,156
1.63% due 05/31/2023	1,000,000	1,010,352
1.63% due 10/31/2023	1,000,000	1,011,445
1.63% due 02/15/2026	1,300,000	1,317,012
1.63% due 05/15/2026	2,400,000	2,431,500
1.63% due 09/30/2026	1,000,000	1,012,813
1.63% due 10/31/2026	1,000,000	1,012,734
1.63% due 11/30/2026	1,000,000	1,012,813
1.63% due 08/15/2029	4,300,000	4,341,824
1.75% due 12/31/2020	1,300,000	1,302,488
1.75% due 07/31/2021	1,300,000	1,306,449
1.75% due 11/30/2021	1,300,000	1,309,090
1.75% due 09/30/2022	1,000,000	1,011,406
1.75% due 01/31/2023	800,000	810,313
1.75% due 05/15/2023	1,300,000	1,318,332
1.75% due 06/30/2024	1,000,000	1,018,047
1.75% due 12/31/2026	900,000	918,773
1.75% due 11/15/2029	1,000,000	1,020,820
1.88% due 11/30/2021	1,300,000	1,312,188
1.88% due 02/28/2022	1,300,000	1,314,066
1.88% due 07/31/2022	1,300,000	1,317,570
1.88% due 08/31/2022	1,200,000	1,216,969
1.88% due 09/30/2022	2,000,000	2,029,375
1.88% due 10/31/2022	2,000,000	2,030,000
1.88% due 08/31/2024	1,500,000	1,536,211
1.88% due 06/30/2026	1,000,000	1,028,359
1.88% due 07/31/2026	1,000,000	1,028,594
2.00% due 09/30/2020	2,000,000	2,005,469
2.00% due 11/30/2020	1,300,000	1,304,875
2.00% due 05/31/2021	2,000,000	2,014,531
2.00% due 08/31/2021	1,300,000	1,312,391
2.00% due 11/15/2021	1,300,000	1,314,727
2.00% due 12/31/2021	1,300,000	1,315,641
2.00% due 02/15/2022	1,300,000	1,317,215
2.00% due 07/31/2022	1,500,000	1,525,020
2.00% due 10/31/2022	2,000,000	2,036,953
2.00% due 11/30/2022	1,200,000	1,222,828
2.00% due 02/15/2023	1,300,000	1,326,813

96

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.00% due 04/30/2024	$1,300,000	$1,336,309
2.00% due 05/31/2024	1,300,000	1,336,816
2.00% due 06/30/2024	1,500,000	1,543,242
2.00% due 02/15/2025	1,300,000	1,341,539
2.00% due 08/15/2025	1,300,000	1,343,621
2.00% due 11/15/2026	1,300,000	1,347,887
2.13% due 01/31/2021	1,300,000	1,307,770
2.13% due 05/31/2021	1,350,000	1,362,023
2.13% due 08/15/2021	1,350,000	1,364,607
2.13% due 09/30/2021	1,300,000	1,315,691
2.13% due 12/31/2021	1,300,000	1,318,789
2.13% due 06/30/2022	1,200,000	1,223,016
2.13% due 12/31/2022	1,200,000	1,227,844
2.13% due 11/30/2023	1,300,000	1,339,305
2.13% due 02/29/2024	1,200,000	1,238,250
2.13% due 03/31/2024	1,300,000	1,342,098
2.13% due 07/31/2024	1,300,000	1,345,297
2.13% due 09/30/2024	2,000,000	2,071,562
2.13% due 11/30/2024	1,000,000	1,037,031
2.13% due 05/15/2025	1,300,000	1,350,984
2.13% due 05/31/2026	1,000,000	1,043,281
2.25% due 02/15/2021	2,000,000	2,015,234
2.25% due 03/31/2021	2,000,000	2,017,578
2.25% due 04/30/2021	2,000,000	2,019,141
2.25% due 12/31/2023	3,000,000	3,106,641
2.25% due 04/30/2024	1,100,000	1,141,852
2.25% due 10/31/2024	1,000,000	1,042,188
2.25% due 11/15/2024	1,300,000	1,355,098
2.25% due 11/15/2025	1,300,000	1,362,309
2.25% due 03/31/2026	1,200,000	1,260,000
2.25% due 02/15/2027	1,300,000	1,370,992
2.25% due 08/15/2027	1,300,000	1,374,547
2.25% due 11/15/2027	2,000,000	2,116,797
2.38% due 03/15/2021	1,300,000	1,312,797
2.38% due 03/15/2022	1,500,000	1,532,637
2.38% due 02/29/2024	2,000,000	2,083,203
2.38% due 08/15/2024	1,300,000	1,359,770
2.38% due 04/30/2026	1,000,000	1,057,930
2.38% due 05/15/2027	1,300,000	1,384,145
2.38% due 05/15/2029	1,000,000	1,074,883
2.50% due 01/15/2022	2,000,000	2,043,906
2.50% due 03/31/2023	1,000,000	1,036,758
2.50% due 08/15/2023	1,500,000	1,561,582
2.50% due 01/31/2024	1,100,000	1,150,402
2.50% due 05/15/2024	1,500,000	1,573,066
2.63% due 11/15/2020	1,300,000	1,310,816
2.63% due 12/15/2021	1,500,000	1,534,863
2.63% due 12/31/2023	2,000,000	2,099,375
2.63% due 03/31/2025	2,000,000	2,127,187
2.63% due 12/31/2025	2,000,000	2,140,234
2.63% due 02/15/2029	1,800,000	1,970,648
2.75% due 11/15/2023	1,300,000	1,368,656
2.75% due 02/15/2024	1,500,000	1,584,199
2.75% due 02/28/2025	2,000,000	2,138,203
2.75% due 02/15/2028	2,000,000	2,194,609
2.88% due 04/30/2025	1,500,000	1,615,488
2.88% due 05/15/2028	2,000,000	2,217,812
2.88% due 08/15/2028	2,000,000	2,222,578
3.13% due 05/15/2021	1,300,000	1,327,270

Security Description	Principal Amount/ Shares	Value (Note 2)
United States Treasury Notes (continued)
3.13% due 11/15/2028	$2,000,000	$2,267,734
3.63% due 02/15/2021	1,300,000	1,327,980

		191,183,998

Total U.S. Government Treasuries (cost $188,107,532)		193,768,920

EXCHANGE-TRADED FUNDS — 5.7%
iShares 1-3 Year Treasury Bond ETF	69,100	5,881,792
iShares 3-7 Year Treasury Bond ETF	51,300	6,569,478
iShares 7-10 Year Treasury Bond ETF	15,800	1,801,832
iShares iBoxx$ Investment Grade Corporate Bond ETF	55,800	7,314,822

Total Exchange-Traded Funds (cost $20,606,074)		21,567,924

Total Long-Term Investment Securities (cost $360,927,810)		372,552,669

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $2,193,046 collateralized by $2,220,000 of United States Treasury Notes, bearing interest at 2.38% due 01/31/2022 and having an approximate value of $2,240,380 (cost $2,193,000)	$2,193,000	2,193,000

TOTAL INVESTMENTS (cost $363,120,810)(1)	99.5%	374,745,669
Other assets less liabilities	0.5	1,910,612

NET ASSETS	100.0%	$376,656,281

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $1,092,698 representing 0.3% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ETF	— Exchange-Traded Funds

97

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$94,910,964	$—	$94,910,964
Foreign Corporate Bonds & Notes	—	24,655,261	—	24,655,261
U.S. Government Agencies	—	37,649,600	—	37,649,600
U.S. Government Treasuries	—	193,768,920	—	193,768,920
Exchange-Traded Funds	21,567,924	—	—	21,567,924
Repurchase Agreements	—	2,193,000	—	2,193,000

Total Investments at Value	$21,567,924	$353,177,745	$—	$374,745,669

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

98

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Banks-Commercial	17.1%
Insurance-Property/Casualty	7.1
Real Estate Investment Trusts	6.0
Lasers-System/Components	3.8
Electronic Components-Misc.	3.6
Machinery-Pumps	3.4
Machinery-Construction & Mining	3.3
Metal Processors & Fabrication	3.0
Retail-Restaurants	3.0
Insurance-Multi-line	2.9
Building Products-Cement	2.8
Apparel Manufacturers	2.7
Hotels/Motels	2.5
Machinery-Electrical	2.4
Building & Construction Products-Misc.	2.3
Building Products-Wood	2.1
Real Estate Operations & Development	2.0
Chemicals-Specialty	2.0
Steel-Producers	1.7
Building-Residential/Commercial	1.7
Building-Mobile Home/Manufactured Housing	1.6
U.S. Government Agencies	1.4
Machine Tools & Related Products	1.3
Semiconductor Equipment	1.3
Electric-Integrated	1.2
Chemicals-Plastics	1.2
Electronic Components-Semiconductors	1.1
Wire & Cable Products	1.1
Paper & Related Products	1.1
Recreational Vehicles	1.1
Oil Companies-Exploration & Production	1.0
Finance-Investment Banker/Broker	1.0
Medical Products	0.9
Oil-Field Services	0.9
Gold Mining	0.8
Consulting Services	0.7
Retail-Discount	0.7
Theaters	0.7
Aerospace/Defense-Equipment	0.7
Transport-Equipment & Leasing	0.6
Food-Misc./Diversified	0.6
Food-Meat Products	0.5
Dental Supplies & Equipment	0.5
Diversified Manufacturing Operations	0.5
Machinery-Material Handling	0.5
Retail-Apparel/Shoe	0.4
Insurance-Life/Health	0.4
Textile-Apparel	0.3
Gas-Distribution	0.3
Computers-Integrated Systems	0.2
Oil Field Machinery & Equipment	0.1
Electronic Measurement Instruments	0.1
Repurchase Agreements	0.1
Transport-Truck	0.1

100.4%

*	Calculated as a percentage of net assets

99

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.7%
Aerospace/Defense-Equipment — 0.7%
Barnes Group, Inc.	33,200	$2,097,244

Apparel Manufacturers — 2.7%
Carter’s, Inc.	80,297	8,517,103

Banks-Commercial — 17.1%
Atlantic Union Bankshares Corp.	53,340	1,797,025
Bryn Mawr Bank Corp.	132,839	4,984,119
CenterState Bank Corp.	167,000	3,767,520
Columbia Banking System, Inc.	243,000	9,404,100
First Horizon National Corp.	542,500	8,680,000
First of Long Island Corp.	167,322	3,691,123
German American Bancorp, Inc.	53,427	1,826,669
Glacier Bancorp, Inc.	57,400	2,432,038
Lakeland Financial Corp.	148,377	7,039,005
Peoples Bancorp, Inc.	82,200	2,674,788
TCF Financial Corp.	83,167	3,516,301
TrustCo Bank Corp.	216,856	1,719,668
Washington Trust Bancorp, Inc.	62,443	2,955,427

		54,487,783

Building & Construction Products-Misc. — 2.3%
Gibraltar Industries, Inc.†	135,535	7,389,368

Building Products-Cement — 2.8%
Eagle Materials, Inc.	96,500	8,797,905

Building Products-Wood — 2.1%
Universal Forest Products, Inc.	141,394	6,772,773

Building-Mobile Home/Manufactured Housing — 1.6%
LCI Industries	5,722	617,804
Thor Industries, Inc.	56,900	4,581,588

		5,199,392

Building-Residential/Commercial — 1.7%
Toll Brothers, Inc.	123,730	5,488,663

Chemicals-Plastics — 1.2%
PolyOne Corp.	112,400	3,729,432

Chemicals-Specialty — 2.0%
Minerals Technologies, Inc.	117,897	6,381,765

Computers-Integrated Systems — 0.2%
NetScout Systems, Inc.†	18,760	482,320

Consulting Services — 0.7%
Huron Consulting Group, Inc.†	35,865	2,324,411

Dental Supplies & Equipment — 0.5%
Envista Holdings Corp.†	55,500	1,642,245

Diversified Manufacturing Operations — 0.5%
Federal Signal Corp.	50,346	1,619,127

Electric-Integrated — 1.2%
Black Hills Corp.	27,400	2,275,022
IDACORP, Inc.	13,111	1,470,923

		3,745,945

Electronic Components-Misc. — 3.6%
Advanced Energy Industries, Inc.†	77,050	5,388,877
Gentex Corp.	9,500	282,815
Plexus Corp.†	79,539	5,656,814

		11,328,506

Electronic Components-Semiconductors — 1.1%
Synaptics, Inc.†	54,258	3,618,466

Security Description	Shares	Value (Note 2)
Electronic Measurement Instruments — 0.1%
FARO Technologies, Inc.†	3,400	$175,644

Finance-Investment Banker/Broker — 1.0%
Houlihan Lokey, Inc.	60,460	3,134,851

Food-Meat Products — 0.5%
Maple Leaf Foods, Inc.	87,714	1,717,959

Food-Misc./Diversified — 0.6%
Glanbia PLC	151,700	1,772,479

Gas-Distribution — 0.3%
Spire, Inc.	12,488	1,052,988

Gold Mining — 0.8%
OceanaGold Corp.	1,184,103	2,478,438

Hotels/Motels — 2.5%
Wyndham Hotels & Resorts, Inc.	141,000	8,060,970

Insurance-Life/Health — 0.4%
CNO Financial Group, Inc.	63,300	1,113,447

Insurance-Multi-line — 2.9%
Horace Mann Educators Corp.	212,364	9,133,776

Insurance-Property/Casualty — 7.1%
Hanover Insurance Group, Inc.	71,800	9,950,044
Old Republic International Corp.	424,200	9,565,710
Selective Insurance Group, Inc.	47,200	3,127,000

		22,642,754

Lasers-System/Components — 3.8%
Coherent, Inc.†	45,213	6,394,475
II-VI, Inc.†	173,100	5,824,815

		12,219,290

Machine Tools & Related Products — 1.3%
Kennametal, Inc.	137,093	4,289,640

Machinery-Construction & Mining — 3.3%
Astec Industries, Inc.	78,427	3,234,329
Oshkosh Corp.	83,900	7,218,756

		10,453,085

Machinery-Electrical — 2.4%
Regal Beloit Corp.	98,500	7,728,310

Machinery-Material Handling — 0.5%
Columbus McKinnon Corp.	42,957	1,503,065

Machinery-Pumps — 3.4%
Mueller Water Products, Inc., Class A	551,303	6,422,680
SPX FLOW, Inc.†	100,295	4,386,903

		10,809,583

Medical Products — 0.9%
Integer Holdings Corp.†	34,875	2,978,325

Metal Processors & Fabrication — 2.8%
Mueller Industries, Inc.	73,544	2,145,278
Rexnord Corp†.	210,800	6,882,620

		9,027,898

Oil Companies-Exploration & Production — 1.0%
Crescent Point Energy Corp.	992,800	3,270,824

Oil Field Machinery & Equipment — 0.1%
Natural Gas Services Group, Inc.†	36,814	387,283

Oil-Field Services — 0.9%
Hunting PLC	695,871	2,801,722

100

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Paper & Related Products — 1.1%
P.H. Glatfelter Co.	211,156	$3,526,305

Real Estate Investment Trusts — 6.0%
Brandywine Realty Trust	299,000	4,670,380
Highwoods Properties, Inc.	130,200	6,524,322
Retail Properties of America, Inc., Class A	390,538	4,745,036
Sunstone Hotel Investors, Inc.	261,304	3,313,335

		19,253,073

Real Estate Operations & Development — 2.0%
McGrath RentCorp	82,599	6,386,555

Recreational Vehicles — 1.1%
Brunswick Corp.	55,900	3,513,315

Retail-Apparel/Shoe — 0.4%
Caleres, Inc.	80,054	1,404,948

Retail-Discount — 0.7%
BJ’s Wholesale Club Holdings, Inc.†	109,400	2,244,888

Retail-Restaurants — 3.0%
Brinker International, Inc.	89,204	3,808,119
Jack in the Box, Inc.	69,400	5,673,450

		9,481,569

Semiconductor Equipment — 1.3%
MKS Instruments, Inc.	38,278	4,012,300

Steel-Producers — 1.7%
Carpenter Technology Corp.	16,631	660,916
Reliance Steel & Aluminum Co.	42,400	4,867,520

		5,528,436

Textile-Apparel — 0.3%
Unifi, Inc.†	49,200	1,058,784

Theaters — 0.7%
Cinemark Holdings, Inc.	67,431	2,124,751

Transport-Equipment & Leasing — 0.6%
Greenbrier Cos., Inc.	75,606	1,821,348

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Truck — 0.1%
Heartland Express, Inc.	8,700	$162,603

Wire & Cable Products — 1.1%
Encore Wire Corp.	20,653	1,121,665
Insteel Industries, Inc.	110,147	2,463,988

		3,585,653

Total Common Stocks (cost $292,371,238)		314,479,307

U.S. CORPORATE BONDS & NOTES — 0.2%
Metal Processors & Fabrication — 0.2%
Mueller Industries, Inc. Sub. Notes 6.00% due 03/01/2027 (cost $792,000)	$792,000	807,840

Total Long-Term Investment Securities (cost $293,163,238)		315,287,147

SHORT-TERM INVESTMENT SECURITIES — 1.4%
U.S. Government Agencies — 1.4%
Federal Home Loan Bank (cost $4,639,613)	4,640,000	4,640,000

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25% dated 01/31/2020, to be purchased 02/03/2020 in the amount $175,004 and collateralized by $165,000 of United States Treasury Notes, bearing interest at 0.38% due 07/15/2027 and having an approximate value of $180,469 (cost $175,000)	175,000	175,000

TOTAL INVESTMENTS (cost $297,977,851)(1)	100.4%	320,102,147
Liabilities in excess of other assets	(0.4)	(1,420,725)

NET ASSETS	100.0%	$318,681,422

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$309,905,106	$4,574,201	**	$—	$314,479,307
U.S Corporate Bonds & Notes	—	807,840		—	807,840
Short-Term Investment Securities	—	4,640,000		—	4,640,000
Repurchase Agreements	—	175,000		—	175,000

Total Investments at Value	$309,905,106	$10,197,041		$—	$320,102,147

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

101

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio#

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Electric-Integrated	7.3%
Medical-Drugs	5.0
Real Estate Investment Trusts	4.6
Retail-Discount	3.5
Retail-Restaurants	3.0
Electronic Components-Semiconductors	2.9
Medical-Biomedical/Gene	2.9
Cosmetics & Toiletries	2.9
Computer Services	2.7
Beverages-Non-alcoholic	2.5
Aerospace/Defense	2.4
Semiconductor Equipment	2.3
Applications Software	2.2
Commercial Services-Finance	2.2
Telephone-Integrated	2.0
Retail-Apparel/Shoe	1.9
Tobacco	1.9
Computers	1.9
Diversified Manufacturing Operations	1.5
Distribution/Wholesale	1.4
Oil Refining & Marketing	1.3
Instruments-Controls	1.3
Airlines	1.3
Retail-Auto Parts	1.3
Transport-Services	1.2
Data Processing/Management	1.1
Consumer Products-Misc.	1.1
Finance-Credit Card	1.1
Cable/Satellite TV	1.0
Retail-Major Department Stores	1.0
Retail-Building Products	1.0
Athletic Footwear	1.0
Internet Content-Entertainment	1.0
Networking Products	1.0
Transport-Rail	1.0
Food-Misc./Diversified	0.9
Apparel Manufacturers	0.9
Oil Companies-Integrated	0.9
Semiconductor Components-Integrated Circuits	0.9
Electric Products-Misc.	0.9
Food-Wholesale/Distribution	0.8
Chemicals-Diversified	0.8
Food-Meat Products	0.7
Auto-Heavy Duty Trucks	0.7
Food-Confectionery	0.7
Oil Companies-Exploration & Production	0.7
Medical-Hospitals	0.6
Retail-Drug Store	0.6
Wireless Equipment	0.6
Commercial Services	0.5
Industrial Gases	0.5
E-Commerce/Services	0.5
Industrial Automated/Robotic	0.5
Building-Residential/Commercial	0.5
Advertising Agencies	0.4
Decision Support Software	0.4
Retail-Consumer Electronics	0.4
Electronic Components-Misc.	0.4
Respiratory Products	0.4
Auto-Cars/Light Trucks	0.4
Web Hosting/Design	0.4

Casino Hotels	0.4%
Medical Information Systems	0.4
Soap & Cleaning Preparation	0.4
Transport-Truck	0.4
U.S. Government Agencies	0.4
Retail-Perfume & Cosmetics	0.3
Cruise Lines	0.3
Food-Retail	0.3
Computer Aided Design	0.3
Auto/Truck Parts & Equipment-Original	0.3
Retail-Regional Department Stores	0.3
Containers-Paper/Plastic	0.3
Steel-Producers	0.3
Investment Management/Advisor Services	0.2
Gas-Distribution	0.2
Computers-Memory Devices	0.2
Retail-Gardening Products	0.2
Electric-Distribution	0.2
Toys	0.2
Multimedia	0.2
Garden Products	0.2
Shipbuilding	0.2
Machinery-Pumps	0.2
Human Resources	0.2
Internet Infrastructure Software	0.2
Computer Software	0.2
Pipelines	0.2
Finance-Other Services	0.1
Retail-Home Furnishings	0.1
Hotels/Motels	0.1
Beverages-Wine/Spirits	0.1
Diagnostic Kits	0.1
Building-Maintenance & Services	0.1
Home Furnishings	0.1
Retail-Convenience Store	0.1
Tools-Hand Held	0.1
Chemicals-Specialty	0.1
Medical-Outpatient/Home Medical	0.1
Consulting Services	0.1
Finance-Investment Banker/Broker	0.1
Insurance-Property/Casualty	0.1
Food-Baking	0.1
Insurance-Reinsurance	0.1
Building Products-Air & Heating	0.1
Building Products-Wood	0.1
Retail-Sporting Goods	0.1
Electronic Security Devices	0.1
Retail-Catalog Shopping	0.1
Finance-Auto Loans	0.1
Financial Guarantee Insurance	0.1
Appliances	0.1

99.3%

*	Calculated as a percentage of net assets
#	See Note 1

102

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.9%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	6,926	$157,220
Omnicom Group, Inc.	5,541	417,293

		574,513

Aerospace/Defense — 2.4%
Lockheed Martin Corp.	3,313	1,418,361
Northrop Grumman Corp.	1,089	407,907
Raytheon Co.	5,937	1,311,721

		3,137,989

Airlines — 1.3%
Alaska Air Group, Inc.	3,265	210,886
Delta Air Lines, Inc.	14,645	816,312
Southwest Airlines Co.	12,764	701,765

		1,728,963

Apparel Manufacturers — 0.9%
Capri Holdings, Ltd.†	3,858	115,586
Carter’s, Inc.	1,187	125,905
Hanesbrands, Inc.	4,353	59,897
Tapestry, Inc.	8,015	206,546
VF Corp.	8,212	681,350

		1,189,284

Appliances — 0.1%
Whirlpool Corp.	395	57,737

Applications Software — 2.2%
Intuit, Inc.	4,949	1,387,601
Microsoft Corp.	8,410	1,431,634

		2,819,235

Athletic Footwear — 1.0%
NIKE, Inc., Class B	13,655	1,314,977

Auto-Cars/Light Trucks — 0.4%
General Motors Co.	15,832	528,630

Auto-Heavy Duty Trucks — 0.7%
Cummins, Inc.	3,957	633,001
PACCAR, Inc.	4,155	308,343

		941,344

Auto/Truck Parts & Equipment-Original — 0.3%
Allison Transmission Holdings, Inc.	1,780	78,676
Lear Corp.	1,484	182,799
WABCO Holdings, Inc.†	790	107,164

		368,639

Beverages-Non-alcoholic — 2.5%
Coca-Cola Co.	24,046	1,404,286
Monster Beverage Corp.†	8,113	540,326
PepsiCo, Inc.	9,499	1,349,048

		3,293,660

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class A	1,384	88,949
Brown-Forman Corp., Class B	1,087	73,525

		162,474

Building Products-Air & Heating — 0.1%
Lennox International, Inc.	397	92,493

Building Products-Wood — 0.1%
Masco Corp.	1,879	89,290

Security Description	Shares	Value (Note 2)
Building-Maintenance & Services — 0.1%
Rollins, Inc.	4,056	$153,925

Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	2,176	128,819
NVR, Inc.†	80	305,358
PulteGroup, Inc.	3,265	145,782

		579,959

Cable/Satellite TV — 1.0%
Cable One, Inc.	61	103,946
Comcast Corp., Class A	28,993	1,252,207

		1,356,153

Casino Hotels — 0.4%
Las Vegas Sands Corp.	7,421	484,666

Chemicals-Diversified — 0.8%
Celanese Corp.	1,384	143,244
Eastman Chemical Co.	2,374	169,195
LyondellBasell Industries NV, Class A	9,301	724,176

		1,036,615

Chemicals-Specialty — 0.1%
NewMarket Corp.	191	83,967
Valvoline, Inc.	2,275	47,957

		131,924

Commercial Services — 0.5%
Cintas Corp.	2,079	579,978
Morningstar, Inc.	494	77,504

		657,482

Commercial Services-Finance — 2.2%
Automatic Data Processing, Inc.	7,421	1,271,885
H&R Block, Inc.	6,134	142,309
MarketAxess Holdings, Inc.	991	350,992
Moody’s Corp.	1,980	508,444
S&P Global, Inc.	1,782	523,427

		2,797,057

Computer Aided Design — 0.3%
Aspen Technology, Inc.†	1,087	129,331
Cadence Design Systems, Inc.†	3,463	249,717

		379,048

Computer Services — 2.7%
Accenture PLC, Class A	6,333	1,299,595
Amdocs, Ltd.	3,660	263,337
Cognizant Technology Solutions Corp., Class A	10,191	625,524
International Business Machines Corp.	9,598	1,379,520

		3,567,976

Computer Software — 0.2%
Citrix Systems, Inc.	1,681	203,771

Computers — 1.9%
Apple, Inc.	4,850	1,501,124
HP, Inc.	43,045	917,719

		2,418,843

Computers-Memory Devices — 0.2%
NetApp, Inc.	5,739	306,463

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	1,582	123,459

103

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consumer Products-Misc. — 1.1%
Clorox Co.	3,760	$591,486
Kimberly-Clark Corp.	6,134	878,634

		1,470,120

Containers-Paper/Plastic — 0.3%
Packaging Corp. of America	1,979	189,489
Sonoco Products Co.	2,572	146,964

		336,453

Cosmetics & Toiletries — 2.9%
Colgate-Palmolive Co.	17,613	1,299,487
Estee Lauder Cos., Inc., Class A	5,937	1,158,665
Procter & Gamble Co.	10,488	1,307,015

		3,765,167

Cruise Lines — 0.3%
Carnival Corp.	9,400	409,182

Data Processing/Management — 1.1%
Broadridge Financial Solutions, Inc.	3,166	377,229
Jack Henry & Associates, Inc.	2,077	310,594
Paychex, Inc.	9,301	797,747

		1,485,570

Decision Support Software — 0.4%
MSCI, Inc.	1,980	565,884

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	595	161,251

Distribution/Wholesale — 1.4%
Copart, Inc.†	5,244	532,056
Fastenal Co.	15,931	555,673
IAA, Inc.†	890	42,062
KAR Auction Services, Inc.	791	16,627
Pool Corp.	990	217,107
Watsco, Inc.	594	103,309
WW Grainger, Inc.	1,290	390,444

		1,857,278

Diversified Manufacturing Operations — 1.5%
3M Co.	7,520	1,193,123
Illinois Tool Works, Inc.	4,155	727,042

		1,920,165

E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	281	514,385
Match Group, Inc.†	1,187	92,847

		607,232

Electric Products-Misc. — 0.9%
Emerson Electric Co.	15,337	1,098,589

Electric-Distribution — 0.2%
Sempra Energy	1,879	301,843

Electric-Integrated — 7.3%
Alliant Energy Corp.	5,442	323,037
Ameren Corp.	3,760	308,508
American Electric Power Co., Inc.	3,265	340,278
Consolidated Edison, Inc.	7,520	706,880
Dominion Energy, Inc.	9,697	831,518
DTE Energy Co.	4,551	603,508
Evergy, Inc.	3,561	256,962
Eversource Energy	6,827	631,088
Exelon Corp.	22,561	1,073,678

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Hawaiian Electric Industries, Inc.	2,473	$120,954
NextEra Energy, Inc.	5,444	1,460,081
OGE Energy Corp.	4,749	217,742
PPL Corp.	11,874	429,720
Public Service Enterprise Group, Inc.	13,556	802,515
Southern Co.	17,019	1,198,138
Xcel Energy, Inc.	3,363	232,686

		9,537,293

Electronic Components-Misc. — 0.4%
Garmin, Ltd.	3,561	345,239
Gentex Corp.	7,124	212,081

		557,320

Electronic Components-Semiconductors — 2.9%
Intel Corp.	22,066	1,410,679
Skyworks Solutions, Inc.	5,046	570,955
Texas Instruments, Inc.	10,686	1,289,266
Xilinx, Inc.	6,431	543,291

		3,814,191

Electronic Security Devices — 0.1%
Allegion PLC	593	76,687

Finance-Auto Loans — 0.1%
Santander Consumer USA Holdings, Inc.	2,572	68,467

Finance-Credit Card — 1.1%
Mastercard, Inc., Class A	4,355	1,375,919

Finance-Investment Banker/Broker — 0.1%
Lazard, Ltd., Class A	2,869	120,383

Finance-Other Services — 0.1%
SEI Investments Co.	2,572	167,849

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	1,484	68,027

Food-Baking — 0.1%
Flowers Foods, Inc.	4,650	100,115

Food-Confectionery — 0.7%
Hershey Co.	4,551	706,179
J.M. Smucker Co.	2,077	215,198

		921,377

Food-Meat Products — 0.7%
Hormel Foods Corp.	7,520	355,395
Tyson Foods, Inc., Class A	7,322	605,017

		960,412

Food-Misc./Diversified — 0.9%
General Mills, Inc.	15,733	821,577
Ingredion, Inc.	1,582	139,216
Kellogg Co.	3,660	249,649

		1,210,442

Food-Retail — 0.3%
Kroger Co.	12,962	348,159
Sprouts Farmers Market, Inc.†	2,176	34,011

		382,170

Food-Wholesale/Distribution — 0.8%
Sysco Corp.	12,764	1,048,435

Garden Products — 0.2%
Toro Co.	2,968	237,499

104

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gas-Distribution — 0.2%
Atmos Energy Corp.	2,671	$312,587

Gold Mining — 0.0%
Royal Gold, Inc.	296	34,135

Home Furnishings — 0.1%
Leggett & Platt, Inc.	3,166	150,670

Hotels/Motels — 0.1%
Choice Hotels International, Inc.	890	89,178
Wyndham Destinations, Inc.	1,582	76,774

		165,952

Human Resources — 0.2%
Robert Half International, Inc.	3,561	207,143

Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	3,166	606,796

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	2,673	638,072

Instruments-Controls — 1.3%
Honeywell International, Inc.	7,223	1,251,168
Mettler-Toledo International, Inc.†	632	478,538

		1,729,706

Insurance-Property/Casualty — 0.1%
American National Insurance Co.	214	23,574
Fidelity National Financial, Inc.	1,681	81,949

		105,523

Insurance-Reinsurance — 0.1%
RenaissanceRe Holdings, Ltd.	494	93,583

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	6,432	1,298,685

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,681	205,284

Investment Management/Advisor Services — 0.2%
Invesco, Ltd.	5,936	102,693
T. Rowe Price Group, Inc.	1,582	211,244

		313,937

Machinery-Pumps — 0.2%
Graco, Inc.	4,056	215,576

Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	593	6,363

Medical Information Systems — 0.4%
Cerner Corp.	6,629	476,161

Medical-Biomedical/Gene — 2.9%
Amgen, Inc.	5,343	1,154,355
Biogen, Inc.†	4,256	1,144,226
Exelixis, Inc.†	6,332	108,910
Gilead Sciences, Inc.	18,998	1,200,674
Regeneron Pharmaceuticals, Inc.†	527	178,094

		3,786,259

Medical-Drugs — 5.0%
AbbVie, Inc.	14,546	1,178,517
Bristol-Myers Squibb Co.	22,462	1,413,983
Johnson & Johnson	9,400	1,399,378
Merck & Co., Inc.	14,645	1,251,269
Pfizer, Inc.	33,248	1,238,155

		6,481,302

Security Description	Shares	Value (Note 2)
Medical-Hospitals — 0.6%
HCA Healthcare, Inc.	4,551	$631,679
Universal Health Services, Inc., Class B	1,187	162,749

		794,428

Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	272	127,035

Medical-Wholesale Drug Distribution — 0.0%
Premier, Inc., Class A†	395	13,734

Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,187	38,684

Multimedia — 0.2%
FactSet Research Systems, Inc.	991	283,535

Networking Products — 1.0%
Cisco Systems, Inc.	28,202	1,296,446

Oil Companies-Exploration & Production — 0.7%
Cabot Oil & Gas Corp.	5,244	73,888
Cimarex Energy Co.	1,484	65,133
ConocoPhillips	13,161	782,158

		921,179

Oil Companies-Integrated — 0.9%
Exxon Mobil Corp.	18,801	1,167,918

Oil Refining & Marketing — 1.3%
HollyFrontier Corp.	1,681	75,511
Phillips 66	8,806	804,604
Valero Energy Corp.	10,093	850,941

		1,731,056

Pipelines — 0.2%
ONEOK, Inc.	2,572	192,566

Real Estate Investment Trusts — 4.6%
American Tower Corp.	5,343	1,238,187
EPR Properties	1,879	134,104
Gaming and Leisure Properties, Inc.	4,551	215,058
Kimco Realty Corp.	8,905	169,640
MFA Financial, Inc.	2,968	23,150
National Retail Properties, Inc.	4,551	254,856
Omega Healthcare Investors, Inc.	5,639	236,556
Public Storage	4,453	996,403
Realty Income Corp.	8,312	651,744
Simon Property Group, Inc.	6,431	856,288
Spirit Realty Capital, Inc.	2,671	140,975
STORE Capital Corp.	4,848	190,284
Ventas, Inc.	5,342	309,088
VEREIT, Inc.	25,826	252,062
WP Carey, Inc.	3,363	282,896

		5,951,291

Resort/Theme Parks — 0.0%
Six Flags Entertainment Corp.	1,484	56,585

Respiratory Products — 0.4%
ResMed, Inc.	3,363	534,616

Retail-Apparel/Shoe — 1.9%
Burlington Stores, Inc.†	397	86,336
Foot Locker, Inc.	3,660	138,970
Gap, Inc.	6,926	120,582
L Brands, Inc.	6,629	153,528
Lululemon Athletica, Inc.†	2,970	710,988
Ross Stores, Inc.	11,082	1,243,289

105

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe (continued)
Urban Outfitters, Inc.†	1,978	$50,637

		2,504,330

Retail-Auto Parts — 1.3%
AutoZone, Inc.†	474	501,473
Genuine Parts Co.	3,760	351,823
O’Reilly Automotive, Inc.†	2,079	844,282

		1,697,578

Retail-Automobile — 0.0%
Penske Automotive Group, Inc.	593	27,853

Retail-Building Products — 1.0%
Home Depot, Inc.	5,838	1,331,648

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,087	73,992

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	6,629	561,410

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	890	143,165

Retail-Discount — 3.5%
Costco Wholesale Corp.	4,256	1,300,293
Dollar General Corp.	5,739	880,420
Target Corp.	10,291	1,139,625
Walmart, Inc.	10,785	1,234,775

		4,555,113

Retail-Drug Store — 0.6%
Walgreens Boots Alliance, Inc.	15,238	774,852

Retail-Gardening Products — 0.2%
Tractor Supply Co.	3,265	303,482

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	2,374	166,370

Retail-Major Department Stores — 1.0%
Nordstrom, Inc.	3,166	116,699
TJX Cos., Inc.	20,978	1,238,541

		1,355,240

Retail-Perfume & Cosmetics — 0.3%
Ulta Beauty, Inc.†	1,584	424,369

Retail-Regional Department Stores — 0.3%
Kohl’s Corp.	4,848	207,252
Macy’s, Inc.	8,410	134,140

		341,392

Retail-Restaurants — 3.0%
Darden Restaurants, Inc.	3,561	414,607
Domino’s Pizza, Inc.	1,189	335,001
McDonald’s Corp.	6,629	1,418,407
Starbucks Corp.	8,707	738,615
Yum! Brands, Inc.	9,499	1,004,709

		3,911,339

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	1,978	87,487

Semiconductor Components-Integrated Circuits — 0.9%
Maxim Integrated Products, Inc.	6,827	410,439
QUALCOMM, Inc.	8,707	742,794

		1,153,233

Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 2.3%
Applied Materials, Inc.	22,165	$1,285,349
KLA Corp.	3,957	655,833
Lam Research Corp.	3,563	1,062,522

		3,003,704

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	892	232,812

Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	6,233	462,613

Steel-Producers — 0.3%
Nucor Corp.	3,660	173,813
Reliance Steel & Aluminum Co.	494	56,711
Steel Dynamics, Inc.	3,363	100,487

		331,011

Telephone-Integrated — 2.0%
AT&T, Inc.	34,238	1,288,033
Verizon Communications, Inc.	21,274	1,264,527

		2,552,560

Television — 0.0%
AMC Networks, Inc., Class A†	989	36,188

Theaters — 0.0%
Cinemark Holdings, Inc.	1,582	49,849

Tobacco — 1.9%
Altria Group, Inc.	25,728	1,222,852
Philip Morris International, Inc.	15,437	1,276,640

		2,499,492

Tools-Hand Held — 0.1%
Snap-on, Inc.	890	142,071

Toys — 0.2%
Hasbro, Inc.	2,869	292,265

Transport-Rail — 1.0%
Union Pacific Corp.	7,223	1,295,951

Transport-Services — 1.2%
C.H. Robinson Worldwide, Inc.	3,760	271,547
Expeditors International of Washington, Inc.	4,254	310,712
United Parcel Service, Inc., Class B	9,202	952,591

		1,534,850

Transport-Truck — 0.4%
JB Hunt Transport Services, Inc.	2,275	245,540
Landstar System, Inc.	989	109,532
Old Dominion Freight Line, Inc.	495	97,134

		452,206

Web Hosting/Design — 0.4%
VeriSign, Inc.†	2,473	514,730

Wireless Equipment — 0.6%
Motorola Solutions, Inc.	3,858	682,866
Ubiquiti Networks, Inc.	297	48,536

		731,402

Total Long-Term Investment Securities (cost $124,954,774)		128,603,253

106

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Agencies — 0.4%
Federal Home Loan Bank Disc. Notes 1.52% due 02/03/2020 (cost $449,962)	$450,000	$450,000

TOTAL INVESTMENTS (cost $125,404,736)(1)	99.3%	129,053,253
Other assets less liabilities	0.7	964,854

NET ASSETS	100.0%	$130,018,107

†	Non-income producing security
#	See Note 1
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$128,603,253	$—	$—	$128,603,253
Short-Term Investment Securities	—	450,000	—	450,000

Total Investments at Value	$128,603,253	$450,000	$—	$129,053,253

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

107

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	40.6%
Domestic Equity Investment Companies	31.2
International Equity Investment Companies	28.4

100.2%

*	Calculated as a percentage of net assets

108

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.2%
Domestic Equity Investment Companies — 31.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	390,301	$10,182,947
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	177,213	2,052,131
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	62,280	718,714

Total Domestic Equity Investment Companies (cost $11,768,623)		12,953,792

Domestic Fixed Income Investment Companies — 40.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	998,607	10,974,686
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	558,523	5,870,082

Total Domestic Fixed Income Investment Companies (cost $16,046,570)		16,844,768

International Equity Investment Companies — 28.4%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	75,094	1,070,093
SunAmerica Series Trust SA International Index Portfolio, Class 1	941,598	10,743,638

Total International Equity Investment Companies (cost $11,258,197)		11,813,731

TOTAL INVESTMENTS (cost $39,073,390)(1)	100.2%	41,612,291
Liabilities in excess of other assets	(0.2)	(78,873)

NET ASSETS	100.0%	$41,533,418

†	Non-income producing security
@	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$41,612,291	$—	$—	$41,612,291

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

109

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	39.9%
International Equity Investment Companies	35.0
Domestic Fixed Income Investment Companies	25.3

100.2%

*	Calculated as a percentage of net assets

110

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# —100.2%
Domestic Equity Investment Companies — 39.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	469,403	$12,246,729
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	207,719	2,405,383
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	130,949	1,511,149

Total Domestic Equity Investment Companies (cost $14,610,736)		16,163,261

Domestic Fixed Income Investment Companies — 25.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	607,767	6,679,359
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	339,888	3,572,221

Total Domestic Fixed Income Investment Companies (cost $9,710,582)		10,251,580

International Equity Investment Companies — 35.0%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	114,366	1,629,709
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,098,026	12,528,472

Total International Equity Investment Companies (cost $13,439,050)		14,158,181

TOTAL INVESTMENTS (cost $37,760,368) (1)	100.2%	40,573,022
Liabilities in excess of other assets	(0.2)	(78,626)

NET ASSETS	100.0%	$40,494,396

@	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectuses.
#	See Note 8
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$40,573,022	$—	$—	$40,573,022

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

111

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	47.3%
International Equity Investment Companies	42.9
Domestic Fixed Income Investment Companies	9.9

100.1%

*	Calculated as a percentage of net assets

112

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 47.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,024,766	$52,826,146
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,048,080	12,136,772
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	658,845	7,603,074

Total Domestic Equity Investment Companies (cost $66,136,054)		72,565,992

Domestic Fixed Income Investment Companies — 9.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	901,254	9,904,782
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	496,575	5,219,002

Total Domestic Fixed Income Investment Companies (cost $14,522,985)		15,123,784

International Equity Investment Companies — 42.9%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	468,569	6,677,106
SunAmerica Series Trust SA International Index Portfolio, Class 1	5,172,444	59,017,581

Total International Equity Investment Companies (cost $62,776,779)		65,694,687

TOTAL INVESTMENTS (cost $143,435,818)(1)	100.1%	153,384,463
Liabilities in excess of other assets	(0.1)	(116,877)

NET ASSETS	100.0%	$153,267,586

†	Non-income producing security
@	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$153,384,463	$—	$—	$153,384,463

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

113

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Sovereign	42.5%
United States Treasury Notes	12.4
United States Treasury Bonds	7.7
Banks-Special Purpose	5.5
Diversified Financial Services	4.7
Diversified Banking Institutions	3.7
Banks-Commercial	3.6
Registered Investment Companies	2.6
Medical-Drugs	1.4
Municipal Bonds & Notes	1.1
Regional Authority	1.1
Real Estate Investment Trusts	0.9
Pipelines	0.7
Telephone-Integrated	0.6
Federal Home Loan Bank	0.6
Federal National Mtg. Assoc.	0.6
Cable/Satellite TV	0.6
Data Processing/Management	0.6
Federal Home Loan Mtg. Corp.	0.5
Oil Companies-Exploration & Production	0.5
Brewery	0.5
SupraNational Banks	0.4
Cellular Telecom	0.4
Diagnostic Equipment	0.4
Water	0.3
Electronic Components-Semiconductors	0.3
Commercial Paper	0.3
Agricultural Chemicals	0.3
Tobacco	0.2
Drug Delivery Systems	0.2
Retail-Discount	0.2
Semiconductor Components-Integrated Circuits	0.2
Winding-Up Agency	0.2
Real Estate Operations & Development	0.2
Aerospace/Defense-Equipment	0.2
Airport Development/Maintenance	0.2
Investment Companies	0.1
Chemicals-Diversified	0.1
Broadcast Services/Program	0.1
Oil Companies-Integrated	0.1
Containers-Paper/Plastic	0.1
Retail-Restaurants	0.1
Dialysis Centers	0.1
Computers	0.1
Electronic Forms	0.1
Veterinary Diagnostics	0.1
Commercial Services-Finance	0.1
Financial Guarantee Insurance	0.1
Pharmacy Services	0.1
Finance-Leasing Companies	0.1
Medical-Hospitals	0.1
Options Purchased	0.1
Building Societies	0.1
Hazardous Waste Disposal	0.1

98.2%

Country Allocation*

United States	37.3%
Japan	19.7
United Kingdom	7.6
Italy	7.2
Germany	6.1
France	5.1
Spain	4.5
Belgium	1.9
Australia	1.7
Canada	1.6
Netherlands	0.9
Cayman Islands	0.9
Luxembourg	0.5
Austria	0.4
SupraNational	0.4
Switzerland	0.4
Denmark	0.3
Sweden	0.3
Dominican Republic	0.2
Mexico	0.2
British Virgin Islands	0.1
Hong Kong	0.1
Ireland	0.1
Guernsey	0.1
Ukraine	0.1
Israel	0.1
Bermuda	0.1
Brazil	0.1
Turkey	0.1
Indonesia	0.1

98.2%

Credit Quality#†

Aaa	34.6%
Aa	10.8
A	12.9
Baa	21.5
Ba	2.7
B	1.5
Caa	0.6
Not Rated@	15.4

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

114

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 4.6%
Cayman Islands — 0.6%
Recette CLO, Ltd. FRS Series 2015-1A, Class AR 2.74% (3 ML+0.92%) due 10/20/2027*(1)		$2,257,955	$2,258,226

United Kingdom — 1.7%
Harben Finance PLC FRS Series 2017-1X, Class A 1.60% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	624,661	826,942
London Wall Mtg. Capital PLC FRS Series 2017-FL1, Class A 1.64% (3 ML+0.85%) due 11/15/2049(2)	GBP	633,889	839,785
Ripon Mortgages PLC FRS Series 1X, Class A2 1.60% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	1,940,931	2,569,848
Ripon Mortgages PLC FRS Series 1X, Class A1 1.60% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	197,012	260,849
Stratton Mortgage Funding PLC FRS Series 2019-1, Class A 1.91% (3M SONIA+1.20%) due 05/25/2051(2)	GBP	1,336,144	1,771,685
Tower Bridge Funding No.1 PLC FRS Series 2017-1, Class A 1.80% (3 ML GBP+1.00%) due 03/20/2056(2)	GBP	303,013	401,206

			6,670,315

United States — 2.3%
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 1.86% (1 ML+0.21%) due 03/20/2046(2)		216,185	198,624
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 1.93% (1 ML+0.27%) due 02/25/2036(2)		383,013	348,284
Higher Education Funding I FRS Series 2014-1, Class A 2.96% (3 ML+1.05%) due 05/25/2034*		1,746,551	1,748,137
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 1.89% (1 ML+0.23%) due 04/25/2037		718,435	679,985
Lehman XS Trust FRS Series 2007-7N, Class 1A2 1.90% (1 ML+0.24%) due 06/25/2047(2)		325,238	297,662
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A3 2.89% due 07/25/2059*(3)		335,287	341,562

Security Description		Principal Amount**	Value (Note 2)
United States (continued)
Scholar Funding Trust FRS Series 2010-A, Class A 2.69% (3 ML+0.75%) due 10/28/2041*		$509,092	$498,961
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 2.63% (6 ML+0.66%) due 11/20/2034(2)		26,197	26,220
SLM Student Loan Trust FRS Series 2007-2, Class A4 1.85% (3 ML+0.06%) due 07/25/2022		1,745,691	1,698,916
SLM Student Loan Trust FRS Series 2003-1, Class A5A 2.00% (3 ML+0.11%) due 12/15/2032*		1,348,669	1,280,458
SLM Student Loan Trust FRS Series 2008-2, Class A3 2.54% (3 ML+0.75%) due 04/25/2023		267,779	257,606
SLM Student Loan Trust FRS Series 2008-4, Class A4 3.44% (3 ML+1.65%) due 07/25/2022		574,026	575,800
SLM Student Loan Trust FRS Series 2008-5, Class A4 3.49% (3 ML+1.70%) due 07/25/2023		709,946	716,378
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 3.14% (12 MTA+0.99%) due 06/25/2046(2)		289,851	257,130
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 4.48% due 12/28/2037(2)(3)		244,595	244,430

			9,170,153

Total Asset Backed Securities (cost $18,006,463)			18,098,694

CORPORATE BONDS & NOTES — 23.0%
Australia — 0.2%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*		400,000	405,500
Macquarie Group, Ltd. Senior Notes 0.63% due 02/03/2027	EUR	250,000	278,871
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*		200,000	215,318

			899,689

Belgium — 0.2%
KBC Group NV Senior Notes 0.75% due 10/18/2023	EUR	600,000	681,999

Bermuda — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*		250,000	276,563

115

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Bermuda (continued)
Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*		$26,000	$26,651

			303,214

British Virgin Islands — 0.1%
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		260,000	268,389
Huarong Finance II Co., Ltd. Company Guar. Notes 5.50% due 01/16/2025		200,000	222,180

			490,569

Canada — 0.3%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*		400,000	412,680
Bombardier, Inc. Senior Notes 7.50% due 03/15/2025*		28,000	26,915
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*		200,000	189,490
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		150,000	160,086
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*		200,000	205,970
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		250,000	252,975
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*		28,000	28,210
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		52,000	53,422

			1,329,748

Cayman Islands — 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*		250,000	263,238
Thames Water Utilities Finance, Ltd. Sec. Notes 5.75% due 09/13/2030	GBP	550,000	792,381

			1,055,619

France — 2.8%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	2,163,299
BPCE SA Senior Notes 4.00% due 09/12/2023*		1,300,000	1,385,907
Dexia Credit Local SA Government Guar. Notes 1.13% due 06/15/2022	GBP	5,600,000	7,445,786

Security Description		Principal Amount**	Value (Note 2)
France (continued)
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		$200,000	$217,434

			11,212,426

Germany — 5.9%
Commerzbank AG Sub. Notes 4.00% due 03/23/2026	EUR	300,000	384,121
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*		250,000	258,317
FMS Wertmanagement Government Guar. Notes 1.38% due 03/07/2025	GBP	600,000	815,961
KFW Government Guar. Notes zero coupon due 06/30/2022	EUR	800,000	898,747
KFW Government Guar. Notes zero coupon due 12/15/2022	EUR	16,000,000	18,010,822
KFW Government Guar. Notes 0.38% due 03/15/2023	EUR	2,800,000	3,189,997

			23,557,965

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 1.25% due 04/14/2022	EUR	350,000	399,154

Hong Kong — 0.1%
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 3.13% due 06/19/2022		270,000	273,407
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 4.63% due 03/14/2023		200,000	211,346

			484,753

Ireland — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025		450,000	477,366

Italy — 0.1%
Telecom Italia SpA Senior Notes 4.00% due 04/11/2024	EUR	350,000	429,119

Japan — 0.1%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039		200,000	228,371

Luxembourg — 0.5%
DH Europe Finance II SARL Company Guar. Notes 0.45% due 03/18/2028	EUR	300,000	333,252
DH Europe Finance II SARL Company Guar. Notes 0.75% due 09/18/2031	EUR	450,000	498,872

116

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Luxembourg (continued)
Gazprom OAO Via Gaz Capital SA Senior Notes 5.15% due 02/11/2026*		$340,000	$380,307
Logicor Financing SARL Company Guar. Notes 2.25% due 05/13/2025	EUR	350,000	422,650
Logicor Financing SARL Company Guar. Notes 3.25% due 11/13/2028	EUR	300,000	386,568

			2,021,649

Mexico — 0.2%
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*		210,000	218,400
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*		200,000	219,300
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047		200,000	219,300

			657,000

Netherlands — 0.8%
Cooperatieve Rabobank UA Sub. Notes 3.88% due 07/25/2023	EUR	450,000	563,033
NXP BV/NXP Funding LLC Company Guar. Notes 3.88% due 09/01/2022*		900,000	940,310
Petrobras Global Finance BV Company Guar. Notes 5.09% due 01/15/2030*		23,000	25,239
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028		20,000	23,330
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		450,000	475,397
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*		350,000	383,192
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		200,000	224,569
WPC Eurobond BV Company Guar. Notes 1.35% due 04/15/2028	EUR	700,000	786,971

			3,422,041

Spain — 0.6%
Banco de Sabadell SA Senior Notes 0.88% due 03/05/2023	EUR	300,000	338,749
Banco Santander SA Senior Notes 2.71% due 06/27/2024		600,000	616,636
Banco Santander SA Senior Notes 3.31% due 06/27/2029		200,000	213,206

Security Description		Principal Amount**	Value (Note 2)
Spain (continued)
CaixaBank SA Senior Notes 1.13% due 05/17/2024	EUR	400,000	$462,049
FCC Aqualia SA Senior Sec. Notes 2.63% due 06/08/2027	EUR	500,000	606,137

			2,236,777

SupraNational — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*		28,000	30,100

Switzerland — 0.2%
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		600,000	652,746

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO Senior Notes 8.13% due 03/28/2024		200,000	223,264

United Kingdom — 1.0%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		1,000,000	1,076,237
HSBC Holdings PLC Senior Notes 2.18% due 06/27/2023	GBP	600,000	806,880
Nationwide Building Society Senior Notes 3.96% due 07/18/2030*		200,000	220,790
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025		1,200,000	1,289,130
Santander UK PLC Senior Notes 2.88% due 06/18/2024		700,000	726,256

			4,119,293

United States — 9.2%
AbbVie, Inc. Senior Notes 2.60% due 11/21/2024*		750,000	766,164
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*		750,000	774,651
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*		750,000	778,864
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*		350,000	380,829
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*		400,000	434,734
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024		26,000	26,772
Adobe, Inc. Senior Notes 2.30% due 02/01/2030		400,000	405,374

117

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United States (continued)
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 7.50% due 03/15/2026*		$24,000	$26,580
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031		300,000	323,721
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025		28,000	28,616
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026		550,000	597,331
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046		200,000	248,564
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023		270,000	282,158
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025		300,000	330,883
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048		200,000	241,080
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*		250,000	194,925
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021		30,000	28,650
AT&T, Inc. Senior Notes 1.80% due 09/14/2039	EUR	200,000	221,324
AT&T, Inc. Senior Notes 3.95% due 01/15/2025		100,000	108,626
AT&T, Inc. Senior Notes 4.10% due 02/15/2028		300,000	332,114
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		50,000	55,303
B&G Foods, Inc. Company Guar. Notes 5.25% due 04/01/2025		28,000	28,585
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	1,062,415

Security Description	Principal Amount**	Value (Note 2)
United States (continued)
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	$24,000	$27,390
Bayer US Finance II LLC Company Guar. Notes 3.88% due 12/15/2023*	400,000	427,211
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	650,000	717,029
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*	350,000	393,894
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	28,000	27,852
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	950,000	1,000,647
Broadcom, Inc. Company Guar. Notes 3.13% due 10/15/2022*	350,000	358,877
Broadcom, Inc. Company Guar. Notes 3.63% due 10/15/2024*	400,000	420,960
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*	400,000	431,834
Calpine Corp. Senior Notes 5.75% due 01/15/2025	26,000	26,729
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	143,000	161,351
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	250,000	264,343
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	400,000	439,000
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	1,400,000	1,500,917
Cleveland-Cliffs, Inc. Company Guar. Notes 5.88% due 06/01/2027*	28,000	25,830
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	750,000	806,914
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	550,000	608,075
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	550,000	630,937
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	30,000	28,725
Cooper-Standard Automotive, Inc. Company Guar. Notes 5.63% due 11/15/2026*	32,000	29,664
Crown Castle International Corp. Senior Notes 4.30% due 02/15/2029	250,000	282,559

118

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United States (continued)
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		$400,000	$409,000
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*		350,000	408,706
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*		250,000	249,026
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*		30,000	28,050
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025		400,000	433,147
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028		500,000	548,878
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023		350,000	372,651
EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*		900,000	949,147
Energizer Holdings, Inc. Company Guar. Notes 7.75% due 01/15/2027*		24,000	26,461
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*		26,000	27,333
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		400,000	394,699
Fidelity National Information Services, Inc. Senior Notes 0.63% due 12/03/2025	EUR	300,000	338,593
Fidelity National Information Services, Inc. Senior Notes 0.75% due 05/21/2023	EUR	300,000	340,418
Fidelity National Information Services, Inc. Senior Notes 1.50% due 05/21/2027	EUR	450,000	533,205
Fidelity National Information Services, Inc. Senior Notes 2.60% due 05/21/2025	GBP	200,000	280,210
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026		250,000	263,941
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029		250,000	269,392
Fox Corp. Senior Notes 4.03% due 01/25/2024*		150,000	161,423

Security Description	Principal Amount**	Value (Note 2)
United States (continued)
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	$150,000	$154,855
General Electric Co. Senior Notes 2.70% due 10/09/2022	50,000	50,949
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	30,000	30,141
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	200,000	223,520
Healthpeak Properties, Inc. Senior Notes 3.25% due 07/15/2026	50,000	52,976
Hertz Corp. Company Guar. Notes 6.00% due 01/15/2028*	30,000	30,263
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	26,000	27,105
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	28,000	28,980
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024	1,450,000	1,563,685
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	30,000	30,525
L Brands, Inc. Company Guar. Notes 5.25% due 02/01/2028	73,000	72,453
Laredo Petroleum, Inc. Company Guar. Notes 9.50% due 01/15/2025	750,000	682,500
Level 3 Financing, Inc. Company Guar. Notes 5.63% due 02/01/2023	400,000	400,121
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*	28,000	27,370
Manitowoc Co., Inc. Sec. Notes 9.00% due 04/01/2026*	28,000	29,820
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	25,000	26,279
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	50,000	53,625
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	26,000	26,757
MGIC Investment Corp. Senior Notes 5.75% due 08/15/2023	250,000	276,250
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,500,000	1,588,139

119

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United States (continued)
MPLX LP Senior Notes 4.50% due 04/15/2038		$250,000	$258,313
MPLX LP Senior Notes 4.70% due 04/15/2048		200,000	205,616
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 4.63% due 08/01/2029		300,000	313,500
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021		4,000	4,000
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 8.13% due 07/15/2023*		26,000	27,495
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026		100,000	103,176
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029		50,000	51,582
Occidental Petroleum Corp. Senior Notes 5.55% due 03/15/2026		350,000	404,520
Occidental Petroleum Corp. Senior Notes 6.60% due 03/15/2046		100,000	132,876
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*		28,000	28,731
Prologis Euro Finance LLC Company Guar. Notes 1.00% due 02/06/2035	EUR	450,000	498,064
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 9.38% due 04/01/2027*		28,000	29,046
Resideo Funding, Inc. Company Guar. Notes 6.13% due 11/01/2026*		28,000	27,509
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*		400,000	413,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	739,325
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*		26,000	27,300
Sprint Communications, Inc. Senior Notes 6.00% due 11/15/2022		26,000	26,845
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020		1,450,000	1,475,665
Staples, Inc. Senior Notes 10.75% due 04/15/2027*		26,000	26,424
Summit Materials LLC Company Guar. Notes 6.50% due 03/15/2027*		26,000	28,145

Security Description		Principal Amount**	Value (Note 2)
United States (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 4.75% due 10/01/2023*		$50,000	$50,064
Thermo Fisher Scientific, Inc. Senior Notes 0.50% due 03/01/2028	EUR	250,000	279,312
Thermo Fisher Scientific, Inc. Senior Notes 0.88% due 10/01/2031	EUR	250,000	280,370
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027*		750,000	754,612
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025		26,000	27,040
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*		28,000	28,000
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026		26,000	27,040
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026		300,000	331,870
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025		650,000	725,076
Verizon Communications, Inc. Senior Notes 2.63% due 08/15/2026		500,000	517,994
WEA Finance LLC Company Guar. Notes 3.50% due 06/15/2029*		400,000	429,045
Western Midstream Operating LP Senior Notes 4.05% due 02/01/2030		300,000	299,033
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024		28,000	29,330

			36,299,512

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027†(4)(5)		390,000	31,200

Total Corporate Bonds & Notes (cost $88,886,128)			91,243,574

FOREIGN GOVERNMENT OBLIGATIONS — 44.0%
Australia — 1.5%
Commonwealth of Australia Senior Bonds 2.75% due 11/21/2027	AUD	3,750,000	2,863,587
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	740,000	655,140
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	1,048,778

120

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Australia (continued)
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	1,660,000	$1,282,831

			5,850,336

Austria — 0.4%
Republic of Austria Senior Notes 1.50% due 11/02/2086*	EUR	1,100,000	1,752,977

Belgium — 1.7%
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	2,170,000	2,476,680
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	650,000	781,514
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	1,140,000	1,395,323
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	1,170,000	1,992,446

			6,645,963

Canada — 1.3%
Government of Canada Bonds 2.75% due 12/01/2048	CAD	880,000	873,084
Province of British Columbia, Canada Senior Notes 2.85% due 06/18/2025	CAD	3,600,000	2,883,020
Province of British Columbia, Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	441,303
Province of Ontario, Canada Notes 2.85% due 06/02/2023	CAD	1,200,000	941,729

			5,139,136

Denmark — 0.3%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,353,942

Dominican Republic — 0.2%
Dominican Republic Senior Notes 4.50% due 01/30/2030*		150,000	149,850
Dominican Republic Senior Notes 5.88% due 01/30/2060*		150,000	149,925
Dominican Republic Senior Notes 6.40% due 06/05/2049*		380,000	409,450

			709,225

France — 2.2%
Government of France Bonds 1.75% due 05/25/2066*	EUR	1,100,000	1,693,521

Security Description		Principal Amount**	Value (Note 2)
France (continued)
Government of France Bonds 2.75% due 10/25/2027	EUR	1,220,000	$1,683,058
Government of France Bonds 4.50% due 04/25/2041	EUR	2,560,000	5,261,266

			8,637,845

Germany — 0.1%
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	160,000	238,898

Indonesia — 0.1%
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		200,000	216,978

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	342,137

Italy — 7.0%
Republic of Italy Bonds 0.70% due 05/01/2020	EUR	180,000	200,114
Republic of Italy Bonds 0.95% due 03/01/2023	EUR	2,550,000	2,908,897
Republic of Italy Bonds 2.80% due 12/01/2028	EUR	7,390,000	9,607,976
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	930,000	1,218,164
Republic of Italy Bonds 2.95% due 09/01/2038*	EUR	3,060,000	4,135,173
Republic of Italy Bonds 3.75% due 08/01/2021*	EUR	1,300,000	1,527,549
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	6,380,000	8,149,904

			27,747,777

Japan — 19.6%
Government of Japan Senior Notes 2.00% due 06/20/2022	JPY	1,056,000,000	10,246,674
Government of Japan Senior Notes 0.10% due 01/01/2022	JPY	2,260,400,000	20,960,357
Government of Japan Senior Notes 0.10% due 09/20/2024	JPY	283,000,000	2,643,832
Government of Japan Senior Notes 0.30% due 12/20/2039	JPY	681,300,000	6,357,899
Government of Japan Senior Notes 0.40% due 03/20/2039	JPY	57,000,000	543,114
Government of Japan Senior Notes 0.40% due 12/20/2049	JPY	260,050,000	2,418,653

121

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Government of Japan Senior Notes 0.50% due 03/20/2049	JPY	94,850,000	$907,883
Government of Japan Senior Notes 0.50% due 03/20/2059	JPY	541,200,000	5,175,751
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,402,900,000	15,393,123
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	472,800,000	5,946,969
Government of Japan CPI Linked Senior Notes 0.10% due 03/10/2029(6)	JPY	746,070,075	7,056,871

			77,651,126

Romania — 0.0%
Government of Romania Senior Notes 2.00% due 01/28/2032*	EUR	70,000	79,889
Government of Romania Senior Notes 3.38% due 01/28/2050*	EUR	70,000	82,292

			162,181

Spain — 3.8%
Kingdom of Spain Bonds 1.50% due 04/30/2027*	EUR	4,820,000	5,916,531
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	550,000	1,027,098
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	2,110,000	2,742,886
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	780,000	1,527,598
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	550,000	1,165,788
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	1,640,000	2,520,514

			14,900,415

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	441,702
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,080,514

			1,522,216

Sweden — 0.3%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	518,915

Security Description		Principal Amount**	Value (Note 2)
Sweden (continued)
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	$807,201

			1,326,116

Ukraine — 0.1%
Government of Ukraine Senior Notes 4.38% due 01/27/2030*	EUR	350,000	385,015

United Kingdom — 4.9%
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	6,085,506
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	3,030,000	6,179,385
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	770,000	2,029,629
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	800,000	1,854,922
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,690,000	3,380,640

			19,530,082

Venezuela — 0.0%
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028†(4)(5)		230,000	28,175

Total Foreign Government Obligations (cost $160,357,174)			174,140,540

MUNICIPAL BONDS & NOTES — 1.1%
United States — 1.1%
Louisiana Public Facilities Authority FRS Revenue Bonds 2.74% (3ML + 0.95%) due 04/25/2035		3,150,000	3,133,179
New Hampshire Higher Education Loan Corp. FRS Revenue Bonds 2.79% (3ML + 0.85%) due 10/25/2037		1,339,375	1,328,995

Total Municipal Bonds & Notes (cost $4,449,755)			4,462,174

U.S. GOVERNMENT AGENCIES — 1.7%
United States — 1.7%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,333,562
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		416,838	462,906
5.00% due 11/01/2038		83,021	92,130
5.00% due 01/01/2039		26,846	29,789
5.00% due 09/01/2039		61,661	68,429
5.00% due 05/01/2041		302,238	335,868

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PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount**	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
United States (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2020-DNA1, Class M2 3.36% (1 ML+1.70%) due 01/25/2050*(2)	$1,148,000	$1,146,112
Federal National Mtg. Assoc. 4.50% due 02/01/2040	8,381	8,858
4.50% due 08/01/2041	98,994	108,204
6.00% due 10/01/2034	276,440	316,762
6.00% due 11/01/2034	50,602	56,111
6.00% due 02/01/2037	218,985	250,031
6.00% due 03/01/2037	23,554	26,521
6.00% due 10/01/2037	108,715	124,939
6.00% due 08/01/2038	70,781	79,551
6.00% due 06/01/2039	1,137	1,258
6.00% due 10/01/2040	103,850	119,570
6.00% due 04/01/2041	13,238	15,197
6.00% due 05/01/2041	94,708	109,015
6.00% due 10/01/2041	104,133	115,789
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R02, Class 1M2 3.96% (1 ML+2.30%) due 08/25/2031*(2)	386,998	391,133
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00% due 07/25/2042(2)	327,164	390,510
Series 2012-111, Class B 7.00% due 10/25/2042(2)	82,435	96,789

Total U.S. Government Agencies (cost $6,439,816)		6,679,034

U.S. GOVERNMENT TREASURIES — 20.1%
United States — 20.1%
United States Treasury Bonds 2.75% due 11/15/2047(8)	2,010,000	2,322,100
3.63% due 02/15/2044(8)	21,620,000	28,289,263
United States Treasury Notes 2.13% due 07/31/2024	7,880,000	8,154,569
2.25% due 11/15/2027(8)	6,070,000	6,424,479
2.38% due 01/31/2023	30,220,000	31,159,653
2.88% due 08/15/2028(8)	2,980,000	3,311,641

Total U.S. Government Treasuries (cost $75,425,804)		79,661,705

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Brazil — 0.1%
Banco do Brasil SA 6.25% due 04/15/2020(7)	240,000	247,560

France — 0.1%
BNP Paribas SA 6.63% due 03/25/2020*(7)	400,000	436,000
Societe Generale SA 8.00% due 03/29/2020*(7)	350,000	416,062

		852,062

Italy — 0.1%
UniCredit SpA 8.00% due 06/03/2020(7)	200,000	221,750

Security Description		Principal Amount**	Value (Note 2)
Netherlands — 0.1%
ING Groep NV 6.75% due 04/16/2020(7)		$200,000	$219,841

Spain — 0.1%
CaixaBank SA 5.25% due 03/23/2020(7)	EUR	400,000	466,232

Switzerland — 0.2%
Credit Suisse Group AG 7.25% due 03/12/2020*(7)		200,000	226,750
UBS Group Funding Switzerland AG Company Guar. Notes 7.00% due 07/31/2020*(7)		600,000	660,666

			887,416

Total Preferred Securities/Capital Securities (cost $2,684,315)			2,894,861

OPTIONS - PURCHASED — 0.1%
United States — 0.0%
Over the Counter Purchased Call Options on Interest Rate Swap Contracts(11)		6,210,000	51,464
Over the Counter Purchased Put Options on Interest Rate Swap Contracts(11)		6,200,000	17,290

Germany — 0.1%			68,754

Over the Counter Purchased Call Options on Interest Rate Swap Contracts(11)		22,070,000	155,892

Total Options — Purchased (cost $248,506)			224,646

Total Long-Term Investment Securities (cost $356,497,961)			377,405,228

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Commercial Paper — 0.3%
VW Credit, Inc. 2.64% due 03/30/2020*		1,150,000	1,146,609
Registered Investment Companies — 2.6%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.48%(9)		10,307,477	10,307,477

Total Short-Term Investment Securities (cost $11,452,752)			11,454,086

TOTAL INVESTMENTS (cost $367,950,713) (10)		98.2%	388,859,314
Other assets less liabilities		1.8	7,200,393

NET ASSETS		100.0%	$396,059,707

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $64,911,398 representing 16.4% of net assets.
**	Denominated in United States dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Loan Obligation

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PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

(2)	Collateralized Mortgage Obligation
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security in default of interest.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Par	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38% due 04/12/2027	10/23/2017	$390,000	$115,546	$31,200	$8.00	0.01%

Foreign Government Obligations
Republic of Venezuela 9.25% due 05/07/2028	8/1/2017	230,000	93,621	28,175	12.25	0.01%

				$59,375		0.02%

(6)	Principal amount of security is adjusted for inflation.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	The rate shown is the 7-day yield as of January 31, 2020.
(10)	See Note 3 for cost of investments on a tax basis.

(11)	Options — Purchased:

Over the Counter Purchased Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.30% versus USD-LIBOR-BBA maturing on 03/13/2030	Barclays Bank PLC	March 2020	1.30%	$3,040	$28,500	$12,538	$(15,962)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.15% versus EUR-EURIBOR-Telerate maturing on 01/19/2024	Deutsche Bank AG	January 2021	0.15%	22,070	81,821	155,892	74,071
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.27% versus USD-LIBOR-BBA maturing on 09/03/2030	UBS AG	August 2020	1.27%	2,160	43,632	26,524	(17,108)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.27% versus USD-LIBOR-BBA maturing on 09/03/2030	UBS AG	August 2020	1.27%	1,010	20,301	12,402	(7,899)

					$174,254	$207,356	$33,102

Over the Counter Purchased Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.77% versus USD-LIBOR-BBA maturing on 04/15/2030	Citibank Brazil	April 2020	1.77%	$6,200	$74,252	$17,290	$(56,962)

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PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

BBA — British Banking Association

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

USAID — United States Agency for International Development

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

VRS — Variable Rate Security

FRS — Floating Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 MTA — Federal Reserve 12-Month Treasury average Index

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.07% versus EUR-EURIBOR-Telerate maturing 09/16/2030	Bank of America N.A.	September 2020	0.07%	$630	$14,438	$12,367	$2,071
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.33% versus EUR-EURIBOR-Telerate maturing 05/12/2031	Bank of America N.A.	May 2021	0.33	2,040	52,163	84,420	(32,257)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.38% versus EUR-EURIBOR-Telerate maturing 07/07/2031	Bank of America N.A.	July 2021	0.38	1,050	31,714	47,449	(15,735)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.38% versus EUR-EURIBOR-Telerate maturing 07/07/2031	Bank of America N.A.	July 2021	0.38	1,010	27,994	45,642	(17,648)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.28% versus EUR-EURIBOR-Telerate maturing 03/13/2030	Barclays Bank PLC	March 2020	0.28	3,730	26,611	3,523	23,088
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus EUR-EURIBOR-Telerate maturing 05/29/2025	Barclays Bank PLC	May 2020	0.35	4,820	7,989	11,070	(3,081)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus EUR-EURIBOR-Telerate maturing 05/29/2025	Barclays Bank PLC	May 2020	0.35	4,810	8,113	11,047	(2,934)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus EUR-EURIBOR-Telerate maturing 05/29/2025	Barclays Bank PLC	May 2020	0.35	6,320	7,577	14,561	(6,984)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.38% versus EUR-EURIBOR-Telerate maturing 07/07/2031	Barclays Bank PLC SW	July 2021	0.38	870	27,846	39,610	(11,764)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.07% versus EUR-EURIBOR-Telerate maturing 09/16/2030	Deutsche Bank AG	September 2020	0.07	1,590	34,151	31,212	2,939
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.30% versus EUR-EURIBOR-Telerate maturing 01/19/2024	Deutsche Bank Securities, Ltd. Japan	January 2021	0.30	44,140	67,993	156,499	(88,506)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.26% versus EUR-EURIBOR-Telerate maturing 08/30/2030	UBS AG	August 2020	0.26	2,610	41,678	13,994	27,684

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PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Over the Counter Written Call Options on Interest Rate Swap Contracts — (continued)

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.26% versus EUR-EURIBOR-Telerate maturing 08/30/2030	UBS AG	August 2020	0.26%	$1,220	$20,023	$6,541	$13,482
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.33% versus EUR-EURIBOR-Telerate maturing 05/12/2031	UBS AG	May 2021	0.33	1,130	32,093	46,762	(14,669)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus EUR-EURIBOR-Telerate maturing 05/29/2025	UBS AG	May 2020	0.35	3,270	3,624	7,534	(3,910)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.38% versus EUR-EURIBOR-Telerate maturing 07/07/2031	UBS AG	July 2021	0.38	1,030	34,588	46,894	(12,306)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.38% versus EUR-EURIBOR-Telerate maturing 07/07/2031	UBS AG	July 2021	0.38	520	20,221	23,675	(3,454)

					$458,816	$602,800	$(143,984)

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.07% versus EUR-EURIBOR-Telerate maturing 09/16/2030	Bank of America N.A.	September 2020	0.07%	$630	$12,363	$7,599	$4,764
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.33% versus EUR-EURIBOR-Telerate maturing 05/12/2031	Bank of America N.A.	May 2021	0.33	2,040	50,589	22,069	28,520
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.38% versus EUR-EURIBOR-Telerate maturing 07/07/2031	Bank of America N.A.	July 2021	0.38	1,050	21,477	11,422	10,055
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.38% versus EUR-EURIBOR-Telerate maturing 07/07/2031	Bank of America N.A.	July 2021	0.38	1,010	21,864	10,987	10,877
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.10% versus EUR-EURIBOR-Telerate maturing 05/29/2025	Barclays Bank PLC	May 2020	0.10	4,820	11,859	5,340	6,519
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.10% versus EUR-EURIBOR-Telerate maturing 05/29/2025	Barclays Bank PLC	May 2020	0.10	4,810	11,729	5,329	6,400
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.10% versus EUR-EURIBOR-Telerate maturing 05/29/2025	Barclays Bank PLC	May 2020	0.10	6,320	24,857	7,020	17,837
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.38% versus EUR-EURIBOR-Telerate maturing 07/07/2031	Barclays Bank PLC SW	July 2021	0.38	870	16,677	9,519	7,158

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PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Over the Counter Written Put Options on Interest Rate Swap Contracts — (continued)

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.02% versus USD-LIBOR-BBA maturing 04/15/2030	Citibank Brazil	April 2020	2.02%	$9,300	$34,572	$6,922	$27,650
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.07% versus EUR-EURIBOR-Telerate maturing 09/16/2030	Deutsche Bank AG	September 2020	0.07	1,590	34,151	19,178	14,973
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.10% versus EUR-EURIBOR-Telerate maturing 05/29/2025	UBS AG	May 2020	0.10	3,270	11,235	3,631	7,604
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.33% versus EUR-EURIBOR-Telerate maturing 05/12/2031	UBS AG	May 2021	0.33	1,130	24,474	12,225	12,249
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.38% versus EUR-EURIBOR-Telerate maturing 07/07/2031	UBS AG	July 2021	0.38	1,030	14,823	11,269	3,554
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.38% versus EUR-EURIBOR-Telerate maturing 07/07/2031	UBS AG	July 2021	0.38	520	6,561	5,690	871

					$297,231	$138,200	$159,031

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

4	Short	30 Day Federal Fund	February 2020	$1,641,079	$1,640,298	$781

2	Short	30 Day Federal Fund	March 2020	820,649	820,399	250

1	Long	90 Day Euro Dollar	March 2020	245,421	245,900	479

5	Long	90 Day Euro Dollar	June 2020	1,228,255	1,231,188	2,933

19	Long	Australian 10 Year Bonds	March 2020	1,859,462	1,880,915	21,453

31	Long	Australian 3 Year Bonds	March 2020	2,399,091	2,406,800	7,709

49	Long	Euro-Bund	March 2020	9,329,524	9,512,273	182,749

44	Long	Euro-OAT	March 2020	8,016,076	8,160,031	143,955

68	Long	Euro-Schatz	March 2020	8,441,242	8,452,931	11,689

200	Long	U.S. Treasury 10 Year Notes	March 2020	25,875,549	26,331,250	455,701

59	Long	U.S. Treasury Long Bonds	March 2020	9,387,406	9,648,344	260,938

11	Short	U.S. Treasury Ultra Long Bonds	March 2020	2,132,339	2,130,563	1,776

						$1,090,413

						Unrealized (Depreciation)

19	Long	3 Month SOFR	March 2020	$4,675,837	$4,675,663	$(174)

92	Short	30 Day Federal Fund	May 2020	37,753,687	37,772,855	(19,168)

92	Short	30 Day Federal Fund	June 2020	37,763,191	37,792,023	(28,832)

4	Short	Euro-BUXL	March 2020	903,653	935,594	(31,941)

23	Short	Long GILT	March 2020	4,088,994	4,098,330	(9,336)

29	Short	U.S. Treasury 10 Year Ultra Bonds	March 2020	4,136,157	4,224,031	(87,874)

38	Short	U.S. Treasury 2 Year Notes	March 2020	8,187,667	8,221,656	(33,989)

39	Short	U.S. Treasury 5 Year Notes	March 2020	4,689,089	4,692,492	(3,403)

						$(214,717)

		Net Unrealized Appreciation (Depreciation)				$875,696

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

127

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley & Co	AUD	1,020,891	CHF	673,941	03/18/2020	$17,870	$—
	AUD	1,977,501	JPY	146,586,376	03/18/2020	31,190	—
	AUD	16,380,439	USD	11,231,006	03/18/2020	257,358	—
	BRL	17,078,498	USD	4,130,694	02/04/2020	142,813	—
	BRL	1,362,021	USD	319,049	03/03/2020	1,494	—
	CAD	1,341,667	AUD	1,483,757	03/18/2020	—	(19,760)
	CAD	427,728	CHF	318,913	03/18/2020	8,899	—
	CAD	180,875	EUR	123,689	03/18/2020	871	—
	CAD	438,518	GBP	249,137	03/18/2020	—	(1,982)
	CAD	1,023,308	NOK	6,960,938	03/18/2020	—	(16,292)
	CAD	435,663	NZD	501,206	03/18/2020	—	(5,031)
	CAD	446,990	SEK	3,253,575	03/18/2020	908	—
	CAD	19,777,986	USD	15,031,027	03/18/2020	86,767	—
	CHF	623,993	CAD	845,259	03/18/2020	—	(11,099)
	CHF	1,304,724	EUR	1,211,932	03/18/2020	—	(10,996)
	CHF	328,239	GBP	249,079	03/18/2020	—	(12,516)
	CHF	654,125	JPY	72,826,913	03/18/2020	—	(7,485)
	CHF	10,975,617	USD	11,183,196	03/18/2020	—	(245,950)
	CLP	857,408,670	USD	1,111,353	02/07/2020	40,026	—
	CLP	1,419,674,252	USD	1,842,307	02/10/2020	68,484	—
	CLP	1,186,642,900	USD	1,532,189	02/18/2020	49,714	—
	CLP	1,844,645,925	USD	2,310,981	03/26/2020	7,549	—
	CNH	3,330,732	EUR	433,744	03/18/2020	7,179	—
	CNH	79,981,982	USD	11,446,124	03/18/2020	36,556	—
	COP	14,973,641,653	USD	4,391,577	02/04/2020	13,319	—
	COP	2,321,418,403	USD	678,312	03/03/2020	635	—
	CZK	80,278,456	EUR	3,150,936	03/18/2020	—	(25,989)
	CZK	7,637,019	USD	337,959	03/18/2020	2,167	—
	EUR	3,033,911	USD	3,373,811	02/20/2020	5,767	—
	EUR	1,508,563	AUD	2,436,408	03/18/2020	—	(45,280)
	EUR	3,310,230	CAD	4,828,682	03/18/2020	—	(32,345)
	EUR	6,710,739	CHF	7,233,399	03/18/2020	70,104	—
	EUR	614,861	CNH	4,760,091	03/18/2020	—	(4,676)
	EUR	998,781	CZK	25,235,928	03/18/2020	—	(1,026)
	EUR	3,035,745	GBP	2,564,341	03/18/2020	14,420	—
	EUR	1,648,780	HUF	545,456,276	03/18/2020	—	(37,393)
	EUR	296,068	JPY	35,626,787	03/18/2020	337	—
	EUR	5,048,589	NOK	51,050,666	03/18/2020	—	(62,754)
	EUR	301,757	NZD	507,946	03/18/2020	—	(7,031)
	EUR	3,629,227	PLN	15,440,892	03/18/2020	—	(49,505)
	EUR	4,174,998	SEK	44,092,348	03/18/2020	—	(53,073)
	EUR	8,077,404	USD	9,011,704	03/18/2020	29,815	—
	GBP	7,393,786	USD	9,582,423	02/12/2020	—	(183,107)
	GBP	1,022,955	CHF	1,310,567	03/18/2020	12,359	—
	GBP	1,263,764	EUR	1,485,168	03/18/2020	—	(19,243)
	GBP	3,773,244	USD	4,944,215	03/18/2020	—	(44,074)
	HUF	1,215,434,116	EUR	3,623,842	03/18/2020	27,594	—
	HUF	503,422,488	USD	1,674,277	03/18/2020	16,668	—
	IDR	33,770,140,765	USD	2,472,192	02/07/2020	10,914	—
	IDR	4,583,625,808	USD	336,926	02/25/2020	5,555	—
	ILS	36,435,476	USD	10,551,092	03/18/2020	—	(27,084)
	INR	1,099,049,397	USD	15,350,496	02/03/2020	—	(51,521)
	JPY	345,194,841	USD	3,185,342	02/05/2020	—	(603)
	JPY	36,770,525	AUD	494,138	03/18/2020	—	(9,103)
	JPY	183,821,390	CHF	1,627,799	03/18/2020	—	(5,337)
	JPY	35,258,278	EUR	291,008	03/18/2020	—	(2,554)
	JPY	36,179,493	SEK	3,154,175	03/18/2020	—	(6,363)
	JPY	36,781,487	USD	335,876	03/18/2020	—	(4,363)
	KRW	5,862,795,842	USD	5,003,011	02/25/2020	102,114	—
	MXN	68,395,942	USD	3,567,005	03/18/2020	—	(30,237)
	NOK	7,540,536	AUD	1,220,608	03/18/2020	—	(2,231)
	NOK	9,913,214	CAD	1,447,297	03/18/2020	15,632	—
	NOK	47,390,640	EUR	4,703,225	03/18/2020	76,702	—

128

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Forward Foreign Currency Contracts — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	NOK	9,015,926	SEK	9,352,790	03/18/2020	$—	$(6,875)
	NOK	3,113,428	USD	338,226	03/18/2020	—	(323)
	NZD	484,497	AUD	464,077	03/18/2020	—	(2,453)
	NZD	521,495	EUR	307,995	03/18/2020	5,205	—
	NZD	458,858	NOK	2,742,748	03/18/2020	1,474	—
	NZD	16,271,882	USD	10,718,459	03/18/2020	194,573	—
	PHP	17,318,960	USD	340,281	02/28/2020	1,223	—
	PLN	9,140,833	EUR	2,138,333	03/18/2020	18,044	—
	PLN	2,645,587	USD	680,318	03/18/2020	—	(2,648)
	RUB	85,987,426	USD	1,381,606	03/16/2020	42,473	—
	SEK	6,603,594	USD	695,351	02/14/2020	9,073	—
	SEK	25,126,394	EUR	2,380,945	03/18/2020	32,231	—
	SEK	9,040,375	GBP	730,105	03/18/2020	24,227	—
	SEK	7,642,171	NOK	7,192,784	03/18/2020	—	(13,318)
	SEK	62,179,816	USD	6,562,077	03/18/2020	89,983	—
	SGD	2,679,700	USD	1,959,533	03/18/2020	—	(4,395)
	THB	31,163,549	USD	1,011,628	03/18/2020	10,947	—
	TRY	18,503,190	USD	3,069,261	03/18/2020	8,093	—
	TWD	128,772,671	USD	4,273,144	02/24/2020	30,868	—
	USD	15,351,630	INR	1,099,049,397	02/03/2020	50,387	—
	USD	4,202,102	BRL	17,078,498	02/04/2020	—	(214,221)
	USD	4,526,821	COP	14,973,641,654	02/04/2020	—	(148,563)
	USD	5,700,931	JPY	617,769,817	02/05/2020	720	—
	USD	1,088,271	CLP	857,408,670	02/07/2020	—	(16,944)
	USD	2,440,083	IDR	33,770,140,765	02/07/2020	21,195	—
	USD	1,792,181	CLP	1,419,674,252	02/10/2020	—	(18,358)
	USD	963,308	GBP	730,104	02/12/2020	995	—
	USD	547,200	SEK	5,189,755	02/14/2020	—	(7,855)
	USD	1,166,329	CLP	905,437,209	02/18/2020	—	(35,165)
	USD	16,802,981	EUR	15,136,928	02/20/2020	1,016	—
	USD	2,012,606	TWD	60,003,527	02/24/2020	—	(35,854)
	USD	2,023,843	IDR	27,758,706,671	02/25/2020	—	(17,041)
	USD	9,023,950	KRW	10,561,348,339	02/25/2020	—	(195,385)
	USD	1,021,006	INR	73,064,556	02/28/2020	—	(3,136)
	USD	658,527	BRL	2,780,500	03/03/2020	—	(10,253)
	USD	342,094	IDR	4,729,444,158	03/04/2020	—	(524)
	USD	7,460,995	RUB	462,022,034	03/16/2020	—	(265,654)
	USD	5,599,990	AUD	8,168,978	03/18/2020	—	(127,396)
	USD	3,953,624	CAD	5,183,294	03/18/2020	—	(37,123)
	USD	4,377,839	CHF	4,240,755	03/18/2020	38,151	—
	USD	10,812,524	CNH	75,535,021	03/18/2020	—	(37,322)
	USD	5,651,052	CZK	129,666,751	03/18/2020	50,256	—
	USD	7,685,153	EUR	6,876,268	03/18/2020	—	(38,899)
	USD	6,037,698	GBP	4,599,084	03/18/2020	42,364	—
	USD	3,093,587	HUF	918,139,492	03/18/2020	—	(70,447)
	USD	2,038,209	ILS	7,053,898	03/18/2020	9,723	—
	USD	6,538,436	JPY	707,852,789	03/18/2020	9,400	—
	USD	8,989,632	MXN	173,716,719	03/18/2020	146,888	—
	USD	8,870,546	NOK	80,678,575	03/18/2020	—	(97,696)
	USD	4,860,961	NZD	7,351,529	03/18/2020	—	(106,338)
	USD	6,884,693	PLN	26,517,176	03/18/2020	—	(39,205)
	USD	2,238,523	SEK	21,102,358	03/18/2020	—	(42,047)
	USD	1,970,524	SGD	2,669,325	03/18/2020	—	(14,199)
	USD	337,726	THB	10,543,462	03/18/2020	832	—
	USD	5,908,159	TRY	35,150,093	03/18/2020	—	(92,927)
	USD	5,173,181	ZAR	75,300,235	03/18/2020	—	(184,375)
	USD	4,147,970	INR	297,747,482	03/20/2020	—	(11,726)
	USD	1,295,833	COP	4,414,644,818	04/07/2020	—	(9,983)
	USD	2,458,424	IDR	33,770,140,765	04/07/2020	—	(29,560)
	USD	1,400,238	TWD	42,343,203	04/17/2020	—	(1,002)
	ZAR	63,392,926	USD	4,336,308	03/18/2020	136,387	—

Net Unrealized Appreciation/(Depreciation)						$2,138,508	$(2,975,213)

129

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Forward Foreign Currency Contracts — (continued)

AUD	— Australian Dollar	HUF	— Hungarian Forint	PLN	— Polish Zloty
BRL	— Brazilian Real	IDR	— Indonesian Rupiah	RUB	— New Russian Ruble
CAD	— Canadian Dollar	ILS	— Israeli New Shekel	SEK	— Swedish Krona
CHF	— Swiss Franc	INR	— Indian Rupee	SGD	— Singapore Dollar
CLP	— Chilean Peso	JPY	— Japanese Yen	THB	— Thai Baht
CNH	— Yuan Renminbi Offshore	KRW	— South Korean Won	TRY	— Turkish Lira
COP	— Colombian Peso	MXN	— Mexican Peso	TWD	— New Taiwan Dollar
CZK	— Czech Koruna	NOK	— Norwegian Krone	USD	— United States Dollar
EUR	— Euro Currency	NZD	— New Zealand Dollar	ZAR	— South African Rand
GBP	— British Pound Sterling	PHP	— Philippine Peso

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)

BRL	12,580	1/3/2022	5.440%/Monthly	0 month BRCDI/Monthly	$18,670	$9,463

MXN	41,870	3/16/2022	6.600%/Monthly	1 month TIIE/Monthly	(669)	4,757

CAD	43,540	3/18/2022	1.750%/Semi-annually	3 month CDOR/Semi-annually	(124,377)	171,803

CNY	22,980	3/18/2022	2.750%/Quarterly	3 month CNY-LIBOR/Quarterly	7,302	10,571

ZAR	45,237	6/17/2022	6.500%/Quarterly	3 month JIBAR/Quarterly	5,456	5,968

BRL	2,197	1/2/2023	6.660%/Monthly	1 month BRL-LIBOR/Monthly	4,901	13,013

BRL	3,950	1/2/2023	5.750%/Maturity	Less than 1 month BRCDI/Maturity	(423)	8,539

USD	5,000	7/25/2024	3 month USD-LIBOR/Quarterly	1 month USD-LIBOR+ 0.09%/Quarterly	—	92

AUD	5,240	3/18/2025	1.500%/Semi-annually	6 month AUD-LIBOR/Semi-annually	59,030	62,870

CNY	1,110	3/18/2025	2.750%/Quarterly	3 month CNY-LIBOR/Quarterly	(489)	1,374

EUR	3,260	3/18/2025	0.000%/Annually	6 month EURIBOR/Semi-annually	27,962	25,917

GBP	6,610	3/18/2025	1.000%/Semi-annually	6 month GBP-LIBOR/Semi-annually	106,259	43,076

NZD	4,390	3/18/2025	1.500%/Semi-annually	3 month NZD-LIBOR/Quarterly	14,073	31,439

JPY	856,240	3/18/2027	0.000%/Semi-annually	6 month JPY-LIBOR/Semi-annually	(7,890)	30,468

AUD	4,550	6/17/2027	1.200%/Semi-annually	6 month BBSW/Semi-annually	(12,160)	70,747

USD	470	8/15/2029	1.654%/Semi-annually	3 month USD-LIBOR/Quarterly	(316)	9,248

SEK	7,650	12/18/2029	1.000%/Annually	3 month STIBOR/Quarterly	2,557	11,770

AUD	8,320	3/18/2030	1.750%/Semi-annually	6 month BBSW/Semi-annually	212,765	150,510

CAD	6,370	3/18/2030	2.000%/Semi-annually	3 month CDOR/Semi-annually	(22,408)	155,644

JPY	230,300	3/19/2030	0.250%/Semi-annually	6 month JPY-LIBOR/Semi-annually	6,128	11,304

EUR	630	3/18/2030	0.500%/Annually	6 month EURIBOR/Semi-annually	25,447	13,478

EUR	310	9/16/2030	0.002%/Annually	6 month EURIBOR/Semi-annually	(1,207)	1,357

EUR	1,550	5/12/2031	0.330%/Annually	6 month EURIBOR/Semi-annually	29,365	18,285

EUR	2,330	7/6/2031	0.280%/Annually	6 month EURIBOR/Semi-annually	27,721	26,844

EUR	1,890	3/18/2040	0.750%/Annually	6 month EURIBOR/Semi-annually	106,281	79,231

EUR	610	6/15/2049	1.500%/Annually	6 month EURIBOR/Semi-annually	52,218	15,967

JPY	42,180	6/15/2049	1.000%/Semi-annually	6 month JPY-LIBOR/Semi-annually	14,046	5,313

					$550,242	$989,048

130

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Centrally Cleared Interest Rate Swap Contracts — (continued)
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)

MXN	60,975	3/18/2020	1 month TIIE/Monthly	8.360%/Monthly	$(207)	$(3,509)

AUD	35,630	6/17/2021	6 month BBSW/Semi-annually	0.780%/Semi-annually	15,599	(39,262)

PLN	19,970	3/18/2022	6 month WIBOR/Semi-annually	1.750%/Annually	14,118	(12,003)

USD	27,180	3/18/2022	3 month USD-LIBOR/Quarterly	1.750%/Semi-annually	(79,588)	(134,928)

USD	20	6/21/2024	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	852	(1,003)

BRL	2,675	1/2/2025	Less than 1 month BRCDI/Monthly	6.260%/Monthly	517	(6,318)

SEK	47,270	3/18/2025	3 month STIBOR/Quarterly	0.500%/Annually	(29,961)	(38,334)

NOK	75,510	3/18/2025	6 month NIBOR/Semi-annually	2.000%/Annually	(20,067)	(110,437)

USD	4,210	3/18/2025	3 month USD-LIBOR/Quarterly	1.750%/Semi-annually	(78,890)	(10,013)

USD	11,400	11/15/2026	0 month FEDL/Annually	1.333%/Annually	19,789	(153,296)

CHF	1,570	6/19/2029	6 month CHF-LIBOR/ Semi-annually	1.000%/Annually	(89,656)	(15,341)

GBP	270	3/18/2030	6 month GBP-LIBOR/ Semi-annually	1.000%/Semi-annually	1,252	(10,871)

JPY	609,430	3/18/2030	6 month JPY-LIBOR/ Semi-annually	0.000%/Semi-annually	51,464	(42,668)

NOK	44,230	3/18/2030	6 month NIBOR/Semi-annually	2.000%/Annually	(21,417)	(103,227)

SEK	110,200	3/18/2030	3 month STIBOR/Quarterly	0.500%/Annually	136,336	(207,361)

USD	190	3/18/2030	3 month USD-LIBOR/Quarterly	2.000%/Semi-annually	(3,061)	(6,581)

AUD	1,220	3/19/2030	6 month BBSW/Semi-annually	1.750%/Semi-annually	(771)	(13,339)

GBP	480	3/18/2035	6 month GBP-LIBOR/ Semi-annually	1.250%/Semi-annually	(17,662)	(23,895)

USD	960	5/15/2045	3 month USD-LIBOR/Quarterly	1.842%/Semi-annually	2,116	(36,979)

GBP	290	6/15/2049	6 month GBP-LIBOR/ Semi-annually	1.750%/Semi-annually	(27,700)	(3,063)

EUR	1,210	3/18/2050	6 month EURIBOR/ Semi-annually	1.000%/Annually	(184,265)	(77,245)

GBP	340	3/18/2050	6 month GBP-LIBOR/ Semi-annually	1.250%/Semi-annually	(20,388)	(32,719)

					$(331,590)	$(1,082,392)

Net Unrealized Appreciation/(Depreciation)					$218,652	$(93,344)

BBSW	— Bank Bill Swap Reference Rate	FEDL	— US Federal Funds Effective Rate	STIBOR	— Stockholm Interbank Offered Rate
BRCDI	— Brazilian Interbank Certificate of Deposit	JIBAR	— Johannesburg Interbank Average Rate	TIIE	— Interbank Equilibrium Interest Rate
CDOR	— Canadian Dollar Offered Rate	LIBOR	— London Interbank Offered Rate	WIBOR	— Warsaw Interbank Offered Rate
EURIBOR	— Euro Interbank Offered Rate	NIBOR	— Norwegian Interbank Offered Rate

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection (1)
							Value(5)

Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at January 31, 2020(3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China
7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Citibank, N.A.	0.0805%	$12,180	$7,586	$(162,880)
People’s Republic of China
7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Deutsche Bank AG	0.0805%	240	157	(3,217)
People’s Republic of China
7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	JPMorgan Chase Bank, N.A.	0.0805%	80	50	(1,070)
People’s Republic of China
7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Morgan Stanley & Co. International PLC	0.0805%	11,780	7,708	(157,902)

Total							$15,501	$(325,069)

131

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Over the Counter Credit Default Swaps on Sovereign Issues — Sell Protection(2)
							Value(5)

Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at January 31, 2020(3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	12/20/2023	Morgan Stanley & Co. International PLC	0.3063%	$1,120	$21,374	$8,209

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(2)
						Value(5)

Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at January 31, 2020(3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2022	0.2897%	$4,550	$79,137	$(2,356)
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2024	0.4444%	5,065	103,123	16,057
CDX North American Investment Grade Index	1.000%	Quarterly	12/20/2024	0.5019%	6,700	122,786	32,410
iTraxx Europe Index	1.000%	Quarterly	12/20/2029	0.9068%	4,550	19,981	24,188

Total						$325,027	$70,299

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(2)
						Value(5)

Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at January 31, 2020(3)	Notional Amount (000’s)(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil 4.25% due 01/07/2025	1.000%	Quarterly	6/20/2020	0.3144%	200	$394	$139
People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	6/20/2022	0.1671%	2,470	43,049	5,681
Petrobras Global Finance 5.38% due 01/27/2021	1.000%	Quarterly	3/20/2020	0.2345%	1,010	680	367
Republic of Indonesia 3.70% due 01/08/2022	1.000%	Quarterly	6/20/2024	0.5989%	1,220	6,980	13,814
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	6/20/2024	0.4149%	150	2,852	903
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	12/20/2024	0.4636%	70	1,439	343

Total						$55,394	$21,247

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

132

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$18,098,694	$—	$18,098,694
Corporate Bonds & Notes	—	91,243,574	—	91,243,574
Foreign Government Obligations	—	174,140,540	—	174,140,540
Municipal Bonds & Notes	—	4,462,174	—	4,462,174
U.S. Government Agencies	—	6,679,034	—	6,679,034
U.S. Government Treasuries	—	79,661,705	—	79,661,705
Preferred Securities/Capital Securities	—	2,894,861	—	2,894,861
Options-Purchased	—	224,646	—	224,646
Short-Term Investment Securities:
Commercial Paper	—	1,146,609	—	1,146,609
Registered Investment Companies	10,307,477	—	—	10,307,477

Total Investments at Value	$10,307,477	$378,551,837	$—	$388,859,314

Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$69,264	$—	$69,264
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	159,031	—	159,031
Futures Contracts	1,090,413	—	—	1,090,413
Forward Foreign Currency Contracts	—	2,138,508	—	2,138,508
Centrally Cleared Interest Rate Swap Contracts	—	989,048	—	989,048
Over the Counter Credit Default Swaps on Sovereign Issues - Sell Protection	—	8,209	—	8,209
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	72,655	—	72,655
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection	—	21,247	—	21,247

Total Other Financial Instruments	$1,090,413	$3,457,962	$—	$4,548,375

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$213,248	$—	$213,248
Futures Contracts	214,717	—	—	214,717
Forward Foreign Currency Contracts	—	2,975,213	—	2,975,213
Centrally Cleared Interest Rate Swap Contracts	—	1,082,392	—	1,082,392
Over the Counter Credit Default Swaps on Sovereign Issues - Buy Protection	—	325,069	—	325,069
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	2,356	—	2,356

Total Other Financial Instruments	$214,717	$4,598,278	$—	$4,812,995

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

133

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Registered Investment Companies	31.8%
Exchange-Traded Funds	5.8
Medical-Drugs	3.3
Real Estate Investment Trusts	2.3
Insurance-Life/Health	2.3
Computers	2.2
Banks-Commercial	2.2
E-Commerce/Products	1.9
Building-Residential/Commercial	1.7
Medical-Biomedical/Gene	1.6
Computer Services	1.6
Commercial Services-Finance	1.5
Applications Software	1.5
Web Portals/ISP	1.5
Airlines	1.4
Diversified Banking Institutions	1.2
Coatings/Paint	1.2
Medical-HMO	1.2
Electric-Integrated	1.2
Insurance-Reinsurance	1.0
Electronic Components-Semiconductors	1.0
Internet Content-Entertainment	1.0
Aerospace/Defense	0.9
Food-Retail	0.9
Auto-Cars/Light Trucks	0.9
Finance-Credit Card	0.9
Medical Products	0.8
Medical-Hospitals	0.8
Entertainment Software	0.8
Electronic Components-Misc.	0.8
Casino Hotels	0.8
Building & Construction Products-Misc.	0.7
Commercial Services	0.7
Electronic Measurement Instruments	0.6
Oil-Field Services	0.6
Printing-Commercial	0.6
Distribution/Wholesale	0.6
Medical Instruments	0.6
Oil Refining & Marketing	0.5
Tobacco	0.5
Retail-Drug Store	0.5
Cosmetics & Toiletries	0.5
Building Products-Cement	0.5
Banks-Fiduciary	0.5
Aerospace/Defense-Equipment	0.5
Retail-Restaurants	0.5
Power Converter/Supply Equipment	0.5
Beverages-Wine/Spirits	0.5
Internet Connectivity Services	0.4
Transport-Rail	0.4
Finance-Investment Banker/Broker	0.4
Web Hosting/Design	0.4
Beverages-Non-alcoholic	0.4
Building Products-Air & Heating	0.4
Security Services	0.4
Dental Supplies & Equipment	0.4
Metal-Diversified	0.4
Finance-Auto Loans	0.4
Finance-Consumer Loans	0.4
Instruments-Controls	0.4
Cable/Satellite TV	0.4

Telecom Equipment-Fiber Optics	0.3%
Poultry	0.3
Computer Aided Design	0.3
Electronic Security Devices	0.3
Industrial Gases	0.3
Semiconductor Components-Integrated Circuits	0.3
Office Automation & Equipment	0.3
Retail-Building Products	0.2
Audio/Video Products	0.2
Energy-Alternate Sources	0.2
Theaters	0.2
Retail-Petroleum Products	0.2
Transport-Marine	0.2
Cellular Telecom	0.2
Lighting Products & Systems	0.2
Telephone-Integrated	0.2
Oil Companies-Integrated	0.2
Retail-Discount	0.2
Food-Wholesale/Distribution	0.2
Retail-Regional Department Stores	0.2
Human Resources	0.2
Building-Heavy Construction	0.2
Retail-Convenience Store	0.1
E-Commerce/Services	0.1
Independent Power Producers	0.1
Electric Products-Misc.	0.1
Metal-Aluminum	0.1
Insurance Brokers	0.1
Photo Equipment & Supplies	0.1
Publishing-Periodicals	0.1
Agricultural Operations	0.1
Semiconductor Equipment	0.1
Gold Mining	0.1
Real Estate Operations & Development	0.1
Data Processing/Management	0.1
Enterprise Software/Service	0.1
Diversified Operations	0.1
Retail-Apparel/Shoe	0.1
Footwear & Related Apparel	0.1
Computers-Integrated Systems	0.1

99.5%

*	Calculated as a percentage of net assets

134

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 61.9%
Aerospace/Defense — 0.9%
Lockheed Martin Corp.	415	$177,670
Raytheon Co.	579	127,924

		305,594

Aerospace/Defense-Equipment — 0.5%
Airbus SE	115	16,967
Safran SA	898	145,197

		162,164

Agricultural Operations — 0.1%
Bunge, Ltd.	585	30,672

Airlines — 1.4%
Copa Holdings SA, Class A	1,272	124,605
Delta Air Lines, Inc.	2,197	122,461
Deutsche Lufthansa AG	1,528	23,456
International Consolidated Airlines Group SA	3,326	24,803
JetBlue Airways Corp.†	3,459	68,592
Qantas Airways, Ltd.	2,480	10,538
Southwest Airlines Co.	1,707	93,851

		468,306

Airport Development/Maintenance — 0.0%
Flughafen Zurich AG	44	7,657

Applications Software — 1.5%
Microsoft Corp.	2,852	485,496
OBIC Business Consultants Co., Ltd.	700	26,983

		512,479

Audio/Video Products — 0.2%
Sony Corp.	1,100	77,317

Auto-Cars/Light Trucks — 0.9%
Fiat Chrysler Automobiles NV	9,020	117,160
General Motors Co.	4,300	143,577
Mazda Motor Corp.	600	4,995
Peugeot SA	275	5,707
Subaru Corp.	700	17,456

		288,895

Auto-Heavy Duty Trucks — 0.0%
Volvo AB, Class B	396	6,763

Auto/Truck Parts & Equipment-Original — 0.0%
Allison Transmission Holdings, Inc.	346	15,293

Banks-Commercial — 2.2%
Banco Bilbao Vizcaya Argentaria SA	2,286	11,815
Citizens Financial Group, Inc.	1,975	73,628
CVB Financial Corp.	3,912	81,252
DNB ASA	3,588	62,606
Intesa Sanpaolo SpA	31,024	77,113
PacWest Bancorp	303	10,620
Popular, Inc.	2,087	116,789
Signature Bank	752	106,701
Western Alliance Bancorp	2,024	111,786
Zions Bancorp NA	1,756	79,880

		732,190

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	2,896	129,683
State Street Corp.	550	41,596

		171,279

Security Description	Shares	Value (Note 2)
Beverages-Non-alcoholic — 0.4%
Monster Beverage Corp.†	2,151	$143,257

Beverages-Wine/Spirits — 0.5%
Diageo PLC	3,852	152,410

Building & Construction Products-Misc. — 0.7%
LIXIL Group Corp.	5,100	84,583
Simpson Manufacturing Co., Inc.	1,652	136,571

		221,154

Building Products-Air & Heating — 0.4%
Johnson Controls International PLC	3,507	138,351

Building Products-Cement — 0.5%
HeidelbergCement AG	1,185	80,534
LafargeHolcim, Ltd.	1,875	95,470

		176,004

Building-Heavy Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	1,539	51,036

Building-Residential/Commercial — 1.7%
D.R. Horton, Inc.	2,358	139,594
Daiwa House Industry Co., Ltd.	2,200	69,215
Kaufman & Broad SA	577	24,458
Persimmon PLC	246	9,959
Sekisui House, Ltd.	3,500	75,441
Taylor Morrison Home Corp., Class A†	682	17,650
Taylor Wimpey PLC	34,973	99,836
TRI Pointe Group, Inc.†	8,040	130,731

		566,884

Cable/Satellite TV — 0.4%
Liberty Global PLC, Class C†	6,114	119,101

Casino Hotels — 0.8%
Las Vegas Sands Corp.	1,944	126,963
MGM Resorts International	4,171	129,551

		256,514

Casino Services — 0.0%
Everi Holdings, Inc.†	622	7,775

Cellular Telecom — 0.2%
Softbank Corp.	4,900	67,289

Coatings/Paint — 1.2%
Akzo Nobel NV	1,340	126,469
Axalta Coating Systems, Ltd.†	4,566	131,547
Sherwin-Williams Co.	270	150,387

		408,403

Commercial Services — 0.7%
Cintas Corp.	501	139,764
CoStar Group, Inc.†	122	79,665

		219,429

Commercial Services-Finance — 1.5%
Automatic Data Processing, Inc.	486	83,296
Experian PLC	2,013	70,000
IHS Markit, Ltd.	122	9,621
PayPal Holdings, Inc.†	1,426	162,407
S&P Global, Inc.	566	166,251
TransUnion	336	30,811

		522,386

135

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Aided Design — 0.3%
Cadence Design Systems, Inc.†	1,528	$110,184

Computer Services — 1.6%
CACI International, Inc., Class A†	553	147,894
Capgemini SE	297	36,853
Fujitsu, Ltd.	1,600	169,805
Nomura Research Institute, Ltd.	2,300	50,957
NTT Data Corp.	5,500	77,170
Perspecta, Inc.	2,126	59,677

		542,356

Computers — 2.2%
Apple, Inc.	2,370	733,539

Computers-Integrated Systems — 0.1%
NS Solutions Corp.	200	5,897
Zuken, Inc.	500	11,390

		17,287

Cosmetics & Toiletries — 0.5%
Estee Lauder Cos., Inc., Class A	671	130,952
Unilever NV	159	9,248
Unilever PLC ADR	634	37,894

		178,094

Data Processing/Management — 0.1%
Fair Isaac Corp.†	61	24,545

Dental Supplies & Equipment — 0.4%
Align Technology, Inc.†	511	131,378

Distribution/Wholesale — 0.6%
D’Ieteren SA	2,395	154,531
Ferguson PLC	91	8,156
HD Supply Holdings, Inc.†	751	30,596
Pool Corp.	20	4,386

		197,669

Diversified Banking Institutions — 1.2%
BNP Paribas SA	3,014	160,267
Mizuho Financial Group, Inc.	89,900	132,573
UBS Group AG	9,651	119,870

		412,710

Diversified Manufacturing Operations — 0.0%
Eaton Corp. PLC	113	10,675

Diversified Minerals — 0.0%
BHP Group, Ltd.	393	10,121

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	1,000	8,841
Swire Pacific, Ltd., Class B	10,000	14,134

		22,975

E-Commerce/Products — 1.9%
Amazon.com, Inc.†	249	500,171
eBay, Inc.	3,986	133,770

		633,941

E-Commerce/Services — 0.1%
Match Group, Inc.†	639	49,983

Electric Products-Misc. — 0.1%
Legrand SA	552	44,281

Electric-Integrated — 1.2%
AES Corp.	6,858	136,200
Ameren Corp.	213	17,477

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Chubu Electric Power Co., Inc.	700	$9,511
CLP Holdings, Ltd.	500	5,194
CMS Energy Corp.	85	5,823
DTE Energy Co.	658	87,257
EDP - Energias de Portugal SA	1,668	8,369
Enel SpA	812	7,076
Exelon Corp.	2,110	100,415
Kansai Electric Power Co., Inc.	200	2,241
Okinawa Electric Power Co., Inc.	200	3,691
PPL Corp.	113	4,089
Tohoku Electric Power Co., Inc.	300	2,804

		390,147

Electronic Components-Misc. — 0.8%
Gentex Corp.	2,449	72,907
Hoya Corp.	600	57,675
Jabil, Inc.	398	15,478
SCREEN Holdings Co., Ltd.	100	5,219
TDK Corp.	1,000	106,004

		257,283

Electronic Components-Semiconductors — 1.0%
ams AG†	672	27,338
Dialog Semiconductor PLC†	2,489	109,748
Inphi Corp.†	971	73,757
NVIDIA Corp.	545	128,855

		339,698

Electronic Measurement Instruments — 0.6%
Halma PLC	839	23,324
Itron, Inc.†	497	40,629
Keysight Technologies, Inc.†	1,380	128,326
National Instruments Corp.	57	2,544
Tokyo Seimitsu Co., Ltd.	600	21,085

		215,908

Electronic Security Devices — 0.3%
Allegion PLC	762	98,542

Energy-Alternate Sources — 0.2%
Vestas Wind Systems A/S	738	73,593

Enterprise Software/Service — 0.1%
IT Holdings Corp.	400	24,147

Entertainment Software — 0.8%
Konami Holdings Corp.	2,000	78,293
Nexon Co., Ltd.	1,500	20,167
Take-Two Interactive Software, Inc.†	314	39,137
Zynga, Inc., Class A†	21,474	129,273

		266,870

Finance-Auto Loans — 0.4%
Ally Financial, Inc.	4,060	130,042

Finance-Consumer Loans — 0.4%
Synchrony Financial	3,804	123,288

Finance-Credit Card — 0.9%
Visa, Inc., Class A	1,441	286,716

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	3,225	146,899

Food-Confectionery — 0.0%
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	16,788

136

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Dairy Products — 0.0%
Danone SA	105	$8,409

Food-Retail — 0.9%
Koninklijke Ahold Delhaize NV	1,596	39,205
Seven & i Holdings Co., Ltd.	3,100	118,853
Woolworths Group, Ltd.	5,141	140,974

		299,032

Food-Wholesale/Distribution — 0.2%
US Foods Holding Corp.†	1,460	58,648

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	568	21,533

Funeral Services & Related Items — 0.0%
San Holdings, Inc.	200	2,540

Gas-Distribution — 0.0%
Towngas China Co., Ltd.	10,000	6,176

Gold Mining — 0.1%
Royal Gold, Inc.	233	26,870

Human Resources — 0.2%
Adecco Group AG	900	52,926

Independent Power Producers — 0.1%
NRG Energy, Inc.	1,127	41,575
Vistra Energy Corp.	276	6,216

		47,791

Industrial Gases — 0.3%
Air Liquide SA	673	97,490

Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	158	119,634

Insurance Brokers — 0.1%
Aon PLC	150	33,037

Insurance-Life/Health — 2.3%
AIA Group, Ltd.	18,000	177,462
American Equity Investment Life Holding Co.	240	6,338
Athene Holding, Ltd., Class A†	1,518	66,124
Aviva PLC	23,127	122,050
Brighthouse Financial, Inc.†	653	25,402
Equitable Holdings, Inc.	5,561	133,575
Prudential PLC	1,004	17,869
Swiss Life Holding AG	263	132,221
Unum Group	2,960	79,002

		760,043

Insurance-Multi-line — 0.0%
Allianz SE	12	2,877

Insurance-Reinsurance — 1.0%
Muenchener Rueckversicherungs-Gesellschaft AG	516	152,260
Reinsurance Group of America, Inc.	371	53,443
SCOR SE	574	24,450
Swiss Re AG	1,061	119,893

		350,046

Internet Connectivity Services — 0.4%
Cogent Communications Holdings, Inc.	2,116	150,088

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	1,639	330,930

Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services — 0.0%
Azimut Holding SpA	310	$7,617

Lighting Products & Systems — 0.2%
Universal Display Corp.	369	65,007

Medical Instruments — 0.6%
Edwards Lifesciences Corp.†	438	96,299
Olympus Corp.	5,700	91,751

		188,050

Medical Labs & Testing Services — 0.0%
IQVIA Holdings, Inc.†	44	6,831

Medical Products — 0.8%
GN Store Nord A/S	272	13,506
Sartorius Stedim Biotech	44	7,927
Sonova Holding AG	508	127,494
STERIS PLC	865	130,347

		279,274

Medical-Biomedical/Gene — 1.6%
Alexion Pharmaceuticals, Inc.†	802	79,711
Biogen, Inc.†	524	140,877
Gilead Sciences, Inc.	2,227	140,746
Incyte Corp.†	1,714	125,242
Vertex Pharmaceuticals, Inc.†	293	66,526

		553,102

Medical-Drugs — 3.3%
AbbVie, Inc.	445	36,054
Astellas Pharma, Inc.	400	7,087
Bayer AG	515	41,586
Chugai Pharmaceutical Co., Ltd.	200	20,469
Galapagos NV†	112	25,104
Global Blood Therapeutics, Inc.†	392	25,582
Jazz Pharmaceuticals PLC†	354	50,746
Merck KGaA	329	42,315
Novartis AG	2,503	236,770
Novo Nordisk A/S, Class B	2,293	139,977
Otsuka Holdings Co., Ltd.	600	26,540
Roche Holding AG	751	252,757
Sanofi	329	31,730
Shionogi & Co., Ltd.	2,200	130,785
Sumitomo Dainippon Pharma Co., Ltd.	600	10,271
UCB SA	215	19,809

		1,097,582

Medical-HMO — 1.2%
Anthem, Inc.	577	153,066
Humana, Inc.	415	139,540
Molina Healthcare, Inc.†	939	115,469

		408,075

Medical-Hospitals — 0.8%
HCA Healthcare, Inc.	1,094	151,847
Universal Health Services, Inc., Class B	911	124,907

		276,754

Metal-Aluminum — 0.1%
Alcoa Corp.†	3,021	42,143

Metal-Diversified — 0.4%
Boliden AB	1,190	28,329
Rio Tinto PLC ADR	1,123	60,002
Rio Tinto, Ltd.	650	42,337

		130,668

137

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Office Automation & Equipment — 0.3%
FUJIFILM Holdings Corp.	1,900	$93,973

Oil Companies-Exploration & Production — 0.0%
Santos, Ltd.	542	3,095

Oil Companies-Integrated — 0.2%
Royal Dutch Shell PLC, Class A	1,331	34,807
Royal Dutch Shell PLC, Class B ADR	525	27,972

		62,779

Oil Refining & Marketing — 0.5%
HollyFrontier Corp.	1,583	71,108
Marathon Petroleum Corp.	433	23,599
Valero Energy Corp.	1,027	86,586

		181,293

Oil-Field Services — 0.6%
Baker Hughes a GE Co., LLC	5,695	123,354
TechnipFMC PLC	5,034	83,111

		206,465

Pharmacy Services — 0.0%
Cigna Corp.	59	11,350

Photo Equipment & Supplies — 0.1%
Nikon Corp.	2,700	32,526

Poultry — 0.3%
Sanderson Farms, Inc.	812	111,804

Power Converter/Supply Equipment — 0.5%
Schneider Electric SE	1,580	158,384

Printing-Commercial — 0.6%
Dai Nippon Printing Co., Ltd.	4,600	127,235
Toppan Printing Co., Ltd.	3,600	71,606

		198,841

Publishing-Newspapers — 0.0%
News Corp., Class A	201	2,738

Publishing-Periodicals — 0.1%
Wolters Kluwer NV	432	32,475

Real Estate Investment Trusts — 2.3%
Douglas Emmett, Inc.	191	7,926
Duke Realty Corp.	3,554	129,046
Equity LifeStyle Properties, Inc.	1,931	140,480
Invitation Homes, Inc.	4,663	146,745
Prologis, Inc.	927	86,100
SBA Communications Corp.	464	115,796
STORE Capital Corp.	1,140	44,745
Sun Communities, Inc.	632	102,491

		773,329

Real Estate Operations & Development — 0.1%
CK Asset Holdings, Ltd.	3,000	19,164
Kerry Properties, Ltd.	2,000	5,559

		24,723

Retail-Apparel/Shoe — 0.1%
Foot Locker, Inc.	576	21,871

Retail-Automobile — 0.0%
AutoNation, Inc.†	101	4,286

Retail-Building Products — 0.2%
Wesfarmers, Ltd.	2,768	82,210

Security Description	Shares	Value (Note 2)
Retail-Convenience Store — 0.1%
FamilyMart Co., Ltd.	2,300	$50,076

Retail-Discount — 0.2%
Dollar General Corp.	31	4,755
Target Corp.	520	57,585

		62,340

Retail-Drug Store — 0.5%
Sundrug Co., Ltd.	2,300	77,761
Walgreens Boots Alliance, Inc.	2,012	102,310

		180,071

Retail-Petroleum Products — 0.2%
World Fuel Services Corp.	1,804	70,572

Retail-Regional Department Stores — 0.2%
Macy’s, Inc.	3,658	58,345

Retail-Restaurants — 0.5%
Starbucks Corp.	1,805	153,118
Yum! Brands, Inc.	71	7,510

		160,628

Security Services — 0.4%
Secom Co., Ltd.	1,500	132,071

Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	867	95,153

Semiconductor Equipment — 0.1%
ASM International NV	71	8,621
Lam Research Corp.	67	19,980

		28,601

Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	2,883	117,252

Telecom Services — 0.0%
CITIC Telecom International Holdings, Ltd,	33,000	11,410

Telephone-Integrated — 0.2%
Nippon Telegraph & Telephone Corp.	2,500	63,651

Theaters — 0.2%
Cinemark Holdings, Inc.	2,282	71,906

Tobacco — 0.5%
Philip Morris International, Inc.	2,178	180,121

Transport-Marine — 0.2%
Nippon Yusen KK	4,300	68,346

Transport-Rail — 0.4%
Union Pacific Corp.	833	149,457

Web Hosting/Design — 0.4%
VeriSign, Inc.†	690	143,617

Web Portals/ISP — 1.5%
Alphabet, Inc., Class A†	213	305,182
Alphabet, Inc., Class C†	130	186,450

		491,632

Total Common Stocks (cost $19,657,217)		20,878,825

138

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 5.8%
Vanguard Value ETF	12,989	$1,517,765
iShares Global Infrastructure ETF	8,934	433,299

Total Exchange-Traded Funds (cost $1,830,807)		1,951,064

Total Long-Term Investment Securities (cost $21,488,024)		22,829,889

SHORT-TERM INVESTMENT SECURITIES — 31.8%
Registered Investment Companies — 31.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52%(1) (cost $10,756,640)	$10,756,640	10,756,640

TOTAL INVESTMENTS (cost $32,244,664)(2)	99.5%	33,586,529
Other assets less liabilities	0.5	152,627

NET ASSETS	100.0%	$33,739,156

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2020.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
75	Long	U.S. Treasury 10 Year Notes	March 2020	$9,712,154	$9,874,218	$162,064

						Unrealized (Depreciation)
11	Long	MSCI Emerging Markets Index	March 2020	601,757	577,555	$(24,202)

						$137,862

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection (1)
					Value(4)
Reference Obligations	Fixed Deal Receive Rate/ Payment Frequency	Termination Date	Implied Credit Spread at January 31, 2020(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000%/Quarterly	12/20/2024	0.5019%	$5,580	$107,722	$21,531
CDX North America Investment Grade Index	1.000%/Quarterly	12/20/2029	0.9844%	1,150	(5,167)	7,246

					$102,555	$28,777

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

139

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$14,051,548	$6,827,277	**	$—	$20,878,825
Exchanged-Traded Funds	1,951,064	—		—	1,951,064
Short-Term Investment Securities	10,756,640	—		—	10,756,640

Total Investments at Value	$26,759,252	$6,827,277		$—	$33,586,529

Other Financial Instruments:†
Futures Contracts	$162,064	$—		$—	$162,064
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	28,777		—	28,777

Total Other Financial Instruments	$162,064	$28,777		$—	$190,841

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$24,202	$—		$—	$24,202

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

140

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	50.6%
Domestic Fixed Income Investment Companies	40.3
International Equity Investment Companies	9.2

100.1%

*	Calculated as a percentage of net assets

141

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 50.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,267,042	$59,147,134
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	607,018	7,029,271
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	549,566	6,341,994

Total Domestic Equity Investment Companies (cost $65,012,859)		72,518,399

Domestic Fixed Income Investment Companies — 40.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,408,110	37,455,128
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,931,602	20,301,133

Total Domestic Fixed Income Investment Companies (cost $54,634,453)		57,756,261

International Equity Investment Companies — 9.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $12,862,431)	1,161,156	13,248,790

TOTAL INVESTMENTS (cost $132,509,743)(1)	100.1%	143,523,450
Liabilities in excess of other assets	(0.1)	(98,056)

NET ASSETS	100.0%	$143,425,394

†	Non-income producing security
@	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$143,523,450	$—	$—	$143,523,450

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

142

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	65.9%
Domestic Fixed Income Investment Companies	20.0
International Equity Investment Companies	14.2

100.1%

*	Calculated as a percentage of net assets

143

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 65.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,314,567	$138,657,062
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,267,956	26,262,930
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	1,026,949	11,850,988

Total Domestic Equity Investment Companies (cost $157,553,657)		176,770,980

Domestic Fixed Income Investment Companies — 20.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,176,948	34,914,657
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,788,133	18,793,276

Total Domestic Fixed Income Investment Companies (cost $50,803,747)		53,707,933

International Equity Investment Companies — 14.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $36,879,640)	3,333,147	38,031,211

TOTAL INVESTMENTS (cost $245,237,044)(1)	100.1%	268,510,124
Liabilities in excess of other assets	(0.1)	(153,230)

NET ASSETS	100.0%	$268,356,894

@	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$268,510,124	$—	$—	$268,510,124

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

144

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	72.1%
International Equity Investment Companies	18.1
Domestic Fixed Income Investment Companies	9.8

100.0%

*	Calculated as a percentage of net assets

145

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 72.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	15,531,708	$405,222,259
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	5,956,371	68,974,781
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	2,997,390	34,589,878

Total Domestic Equity Investment Companies (cost $453,967,073)		508,786,918

Domestic Fixed Income Investment Companies — 9.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,106,660	45,132,190
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	2,267,364	23,830,000

Total Domestic Fixed Income Investment Companies (cost $65,710,755)		68,962,190

International Equity Investment Companies — 18.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $124,537,283)	11,215,959	127,974,093

TOTAL INVESTMENTS (cost $644,215,111)(1)	100.0%	705,723,201
Liabilities in excess of other assets	(0.0)	(310,374)

NET ASSETS	100.0%	$705,412,827

@	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$705,723,201	$—	$—	$705,723,201

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

146

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (unaudited)

Industry Allocation*

Medical-Drugs	8.3%
Banks-Commercial	4.9
Repurchase Agreements	4.8
Diversified Banking Institutions	4.5
Exchange-Traded Funds	4.0
Oil Companies-Integrated	3.4
Auto-Cars/Light Trucks	2.8
Food-Misc./Diversified	2.7
Cosmetics & Toiletries	2.1
Insurance-Life/Health	2.1
Electric-Integrated	2.0
Telephone-Integrated	1.9
Insurance-Multi-line	1.6
Real Estate Investment Trusts	1.4
Chemicals-Diversified	1.2
Transport-Rail	1.2
Food-Retail	1.1
Cellular Telecom	1.1
Metal-Diversified	1.1
Tobacco	1.1
Medical Products	1.1
Semiconductor Equipment	1.0
Electronic Components-Misc.	1.0
Chemicals-Specialty	1.0
Enterprise Software/Service	0.9
Real Estate Operations & Development	0.9
Brewery	0.9
Commercial Services	0.9
Industrial Automated/Robotic	0.9
Import/Export	0.9
Diversified Minerals	0.9
Finance-Other Services	0.9
Building-Heavy Construction	0.9
Aerospace/Defense-Equipment	0.8
Beverages-Wine/Spirits	0.8
Textile-Apparel	0.8
Diversified Manufacturing Operations	0.8
Medical-Biomedical/Gene	0.7
Audio/Video Products	0.7
Gas-Distribution	0.7
Machinery-Electrical	0.7
Computer Services	0.7
Real Estate Management/Services	0.7
Apparel Manufacturers	0.7
Retail-Apparel/Shoe	0.6
Insurance-Property/Casualty	0.6
Machinery-General Industrial	0.6
Insurance-Reinsurance	0.6
Soap & Cleaning Preparation	0.6
Building-Residential/Commercial	0.6
Building & Construction Products-Misc.	0.5
Investment Companies	0.5
Transport-Services	0.4
Aerospace/Defense	0.4
Building Products-Cement	0.4
Human Resources	0.4
Industrial Gases	0.4
Electric-Distribution	0.4
Athletic Footwear	0.4
Building & Construction-Misc.	0.4
Electronic Components-Semiconductors	0.4

Food-Dairy Products	0.4%
Office Automation & Equipment	0.4
U.S. Government Treasuries	0.4
Power Converter/Supply Equipment	0.4
Toys	0.4
Telecom Services	0.4
Auto/Truck Parts & Equipment-Original	0.3
Rubber-Tires	0.3
Electric-Generation	0.3
Internet Content-Information/News	0.3
Oil Companies-Exploration & Production	0.3
Retail-Building Products	0.3
Investment Management/Advisor Services	0.3
Medical Instruments	0.3
Food-Catering	0.3
Paper & Related Products	0.3
Multimedia	0.3
Commercial Services-Finance	0.3
Instruments-Controls	0.3
Diversified Operations	0.3
Optical Supplies	0.3
Public Thoroughfares	0.3
Water	0.3
Hotels/Motels	0.3
Machinery-Construction & Mining	0.2
Retail-Jewelry	0.2
Oil Refining & Marketing	0.2
Medical Labs & Testing Services	0.2
Steel-Producers	0.2
Semiconductor Components-Integrated Circuits	0.2
Casino Hotels	0.2
Dialysis Centers	0.2
Building Products-Air & Heating	0.2
Private Equity	0.2
Finance-Leasing Companies	0.2
Auto-Heavy Duty Trucks	0.2
Coatings/Paint	0.2
Distribution/Wholesale	0.2
Finance-Investment Banker/Broker	0.2
Machinery-Farming	0.2
Resorts/Theme Parks	0.2
Networking Products	0.2
Food-Confectionery	0.2
Electronic Security Devices	0.2
Electronic Measurement Instruments	0.2
Retail-Discount	0.2
Wireless Equipment	0.2
Advertising Services	0.2
Electric-Transmission	0.2
Airport Development/Maintenance	0.1
Beverages-Non-alcoholic	0.1
Security Services	0.1
Electric Products-Misc.	0.1
Computer Aided Design	0.1
Computers-Integrated Systems	0.1
Energy-Alternate Sources	0.1
Entertainment Software	0.1
Publishing-Periodicals	0.1
Computer Data Security	0.1
Gambling (Non-Hotel)	0.1
Web Portals/ISP	0.1

147

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Casino Services	0.1%
Transport-Marine	0.1
Advertising Agencies	0.1
E-Commerce/Services	0.1
Gold Mining	0.1
Miscellaneous Manufacturing	0.1
Building-Maintenance & Services	0.1
Rental Auto/Equipment	0.1
Machine Tools & Related Products	0.1
Fisheries	0.1
Diversified Operations/Commercial Services	0.1
E-Commerce/Products	0.1
Pipelines	0.1
Printing-Commercial	0.1
Diagnostic Equipment	0.1
Electronics-Military	0.1
Consulting Services	0.1
Medical-Generic Drugs	0.1
Bicycle Manufacturing	0.1
Gas-Transportation	0.1
Telecommunication Equipment	0.1
Applications Software	0.1
Metal-Iron	0.1
Machinery-Material Handling	0.1
Medical-Hospitals	0.1
MRI/Medical Diagnostic Imaging	0.1
Food-Meat Products	0.1
Respiratory Products	0.1
Tools-Hand Held	0.1
Filtration/Separation Products	0.1
Diagnostic Kits	0.1
Leisure Products	0.1
Metal Products-Distribution	0.1
Internet Security	0.1
Building Products-Doors & Windows	0.1

99.3%

Country Allocation*

Japan	22.0%
United Kingdom	14.0
France	9.3
United States	9.2
Switzerland	8.8
Germany	7.7
Australia	6.1
Netherlands	4.5
Spain	2.6
Sweden	2.2
Hong Kong	2.2
Italy	1.8
Denmark	1.7
Singapore	1.1
Finland	1.1
Belgium	0.9
Ireland	0.6
Jersey	0.6
Cayman Islands	0.6
Israel	0.5
Norway	0.5
New Zealand	0.3

Luxembourg	0.2%
Bermuda	0.2
Austria	0.2
SupraNational	0.2
Portugal	0.2

99.3%

*	Calculated as a percentage of net assets

148

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 90.1%
Australia — 6.1%
AGL Energy, Ltd.	21,563	$284,476
Alumina, Ltd.	80,485	116,139
AMP, Ltd.	110,237	132,674
APA Group	38,795	289,218
Aristocrat Leisure, Ltd.	18,896	446,502
ASX, Ltd.	6,365	358,597
Aurizon Holdings, Ltd.	65,435	232,723
AusNet Services	60,660	70,998
Australia & New Zealand Banking Group, Ltd.	93,200	1,582,195
Bendigo & Adelaide Bank, Ltd.	16,163	111,363
BHP Group, Ltd.	96,859	2,494,314
BlueScope Steel, Ltd.	16,901	158,312
Boral, Ltd.	38,546	125,756
Brambles, Ltd.	52,027	432,816
Caltex Australia, Ltd.	8,210	185,783
Challenger, Ltd.	18,098	105,988
CIMIC Group, Ltd.	3,198	61,290
Coca-Cola Amatil, Ltd.	16,663	131,385
Cochlear, Ltd.	1,901	301,308
Coles Group, Ltd.	37,280	404,149
Commonwealth Bank of Australia	58,205	3,261,956
Computershare, Ltd.	16,067	190,909
Crown Resorts, Ltd.	12,246	94,881
CSL, Ltd.	14,903	3,047,217
Dexus	36,064	302,577
Flight Centre Travel Group, Ltd.	1,829	47,815
Fortescue Metals Group, Ltd.	45,556	341,342
Goodman Group	54,106	530,632
GPT Group	64,047	254,197
Harvey Norman Holdings, Ltd.	18,482	51,525
Incitec Pivot, Ltd.	52,798	114,090
Insurance Australia Group, Ltd.	75,986	354,376
LendLease Group	18,548	221,544
Macquarie Group, Ltd.	10,632	1,012,605
Magellan Financial Group, Ltd.	4,192	183,588
Medibank Private, Ltd.	90,551	184,186
Mirvac Group	129,347	289,460
National Australia Bank, Ltd.	94,793	1,614,280
Newcrest Mining, Ltd.	25,267	508,684
Orica, Ltd.	12,513	188,324
Origin Energy, Ltd.	57,908	312,781
Qantas Airways, Ltd.	24,018	102,060
QBE Insurance Group, Ltd.	43,226	390,489
Ramsay Health Care, Ltd.	5,316	276,708
REA Group, Ltd.	1,732	129,685
Rio Tinto, Ltd.	12,205	794,954
Santos, Ltd.	58,214	332,378
Scentre Group	174,821	445,966
SEEK, Ltd.	10,995	164,058
Sonic Healthcare, Ltd.	14,808	308,702
South32, Ltd.	164,341	281,526
Stockland	78,397	254,332
Suncorp Group, Ltd.	41,456	351,949
Sydney Airport	36,388	200,919
Tabcorp Holdings, Ltd.	66,394	205,962
Telstra Corp., Ltd.	136,867	345,075
TPG Telecom, Ltd.	12,202	60,347
Transurban Group	89,146	923,129
Treasury Wine Estates, Ltd.	23,665	202,037
Vicinity Centres	105,414	177,099

Security Description	Shares	Value (Note 2)
Australia (continued)
Washington H. Soul Pattinson & Co., Ltd.	3,936	$55,673
Wesfarmers, Ltd.	37,280	1,107,223
Westpac Banking Corp.	114,748	1,902,145
WiseTech Global, Ltd.	4,708	76,793
Woodside Petroleum, Ltd.	30,780	704,430
Woolworths Group, Ltd.	41,385	1,134,834
Worley, Ltd.	11,092	110,686

		32,172,114

Austria — 0.2%
ANDRITZ AG	2,394	94,358
Erste Group Bank AG	9,892	363,290
OMV AG	4,842	241,231
Raiffeisen Bank International AG	4,867	110,994
Verbund AG	2,239	118,213
voestalpine AG	3,816	92,671

		1,020,757

Belgium — 0.9%
Ageas	5,870	323,634
Anheuser-Busch InBev SA NV	25,053	1,890,190
Colruyt SA	1,816	90,857
Galapagos NV†	1,426	318,984
Groupe Bruxelles Lambert SA	2,653	266,589
KBC Group NV	8,210	600,678
Proximus SADP	5,001	142,142
Solvay SA	2,437	251,106
Telenet Group Holding NV	1,522	70,541
UCB SA	4,157	382,999
Umicore SA	6,481	298,567

		4,636,287

Bermuda — 0.2%
CK Infrastructure Holdings, Ltd.	22,000	153,081
Dairy Farm International Holdings, Ltd.	11,100	56,839
Hongkong Land Holdings, Ltd.	38,400	202,751
Jardine Matheson Holdings, Ltd.	7,300	406,625
Jardine Strategic Holdings, Ltd.	7,312	222,907
Kerry Properties, Ltd.	21,500	59,763
NWS Holdings, Ltd.	51,000	65,498
Yue Yuen Industrial Holdings, Ltd.	24,000	66,390

		1,233,854

Cayman Islands — 0.6%
ASM Pacific Technology, Ltd.	10,000	134,942
BeiGene, Ltd. ADR†	1,186	180,699
Budweiser Brewing Co. APAC, Ltd.†*	43,500	130,772
CK Asset Holdings, Ltd.	85,000	542,979
CK Hutchison Holdings, Ltd.	89,000	786,817
Melco Resorts & Entertainment, Ltd. ADR	6,910	139,375
Sands China, Ltd.	79,600	384,570
WH Group, Ltd.*	314,500	297,969
Wharf Real Estate Investment Co., Ltd.	40,000	205,586
Wynn Macau, Ltd.	51,200	106,179

		2,909,888

Denmark — 1.7%
AP Moller - Maersk A/S, Series A	124	139,681
AP Moller - Maersk A/S, Series B	215	257,664
Carlsberg A/S, Class B	3,517	514,636
Chr. Hansen Holding A/S	3,468	258,589
Coloplast A/S, Class B	3,906	492,464

149

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Denmark (continued)
Danske Bank A/S	21,261	$355,052
Demant A/S†	3,629	117,894
DSV A/S	7,147	777,440
Genmab A/S†	2,137	494,119
H. Lundbeck A/S	2,292	97,189
ISS A/S	5,189	125,705
Novo Nordisk A/S, Class B	58,178	3,551,506
Novozymes A/S, Class B	7,021	366,465
Orsted A/S*	6,220	678,070
Pandora A/S	3,288	169,925
Tryg A/S	3,974	120,530
Vestas Wind Systems A/S	6,213	619,559

		9,136,488

Finland — 1.1%
Elisa Oyj	4,677	281,365
Fortum Oyj	14,603	353,841
Kone Oyj, Class B	11,175	721,561
Metso Oyj	3,460	122,758
Neste Oyj	13,910	553,477
Nokia Oyj	185,309	722,828
Nokian Renkaat Oyj	4,111	110,907
Nordea Bank Abp	106,529	838,777
Orion Oyj, Class B	3,434	162,457
Sampo Oyj, Class A	14,576	660,333
Stora Enso Oyj, Class R	19,128	249,135
UPM-Kymmene Oyj	17,549	554,847
Wartsila Oyj Abp	14,592	179,023

		5,511,309

France — 9.3%
Accor SA	5,771	236,694
Aeroports de Paris	976	185,396
Air Liquide SA	15,510	2,246,765
Alstom SA	6,269	334,011
Amundi SA*	1,990	162,315
Arkema SA	2,263	207,995
Atos SE	3,231	268,122
AXA SA	63,529	1,692,550
BioMerieux	1,362	135,081
BNP Paribas SA	36,984	1,966,596
Bollore SA	28,976	117,932
Bouygues SA	7,336	289,563
Bureau Veritas SA	9,659	266,657
Capgemini SE	5,226	648,462
Carrefour SA	19,907	337,521
Casino Guichard Perrachon SA	1,783	72,617
Cie de Saint-Gobain	16,174	610,896
Cie Generale des Etablissements Michelin SCA	5,619	653,538
CNP Assurances	5,644	101,787
Covivio	1,576	187,298
Credit Agricole SA	37,939	513,585
Danone SA	20,303	1,625,908
Dassault Aviation SA	82	100,193
Dassault Systemes SE	4,323	750,284
Edenred	7,997	432,129
Eiffage SA	2,578	299,259
Electricite de France SA	20,063	247,407
Engie SA	60,054	1,033,810
EssilorLuxottica SA	9,320	1,383,434
Eurazeo SE	1,294	93,134

Security Description	Shares	Value (Note 2)
France (continued)
Eutelsat Communications SA	5,740	$86,093
Faurecia SA	2,496	119,174
Gecina SA	1,505	284,686
Getlink SE	14,467	255,763
Hermes International	1,041	780,288
ICADE	980	109,489
Iliad SA	875	115,378
Ingenico Group SA	1,990	232,022
Ipsen SA	1,240	92,526
JCDecaux SA	2,799	74,860
Kering SA	2,491	1,530,037
Klepierre SA	6,510	221,712
L’Oreal SA	8,309	2,328,280
Legrand SA	8,772	703,677
LVMH Moet Hennessy Louis Vuitton SE	9,140	3,993,374
Natixis SA	31,102	131,519
Orange SA	65,596	930,547
Pernod Ricard SA	6,982	1,210,948
Peugeot SA	19,338	401,358
Publicis Groupe SA	7,113	315,805
Remy Cointreau SA	742	78,888
Renault SA	6,320	245,639
Safran SA	10,761	1,739,941
Sanofi	37,051	3,573,343
Sartorius Stedim Biotech	909	163,764
Schneider Electric SE	18,179	1,822,315
SCOR SE	5,213	222,055
SEB SA	744	95,716
Societe Generale SA	26,656	862,235
Sodexo SA	2,909	304,551
Suez	11,237	184,434
Teleperformance	1,926	484,071
Thales SA	3,503	386,226
TOTAL SA	78,913	3,845,485
Ubisoft Entertainment SA†	2,779	211,901
Valeo SA	7,925	236,095
Veolia Environnement SA	17,674	522,477
Vinci SA	16,793	1,860,143
Vivendi SA	28,079	769,146
Wendel SA	891	119,084
Worldline SA†*	3,303	233,146

		49,079,130

Germany — 7.7%
adidas AG	5,931	1,877,416
Allianz SE	13,956	3,345,451
BASF SE	30,199	2,048,878
Bayer AG	30,662	2,475,914
Bayerische Motoren Werke AG	10,886	777,982
Bayerische Motoren Werke AG (Preference Shares)	1,845	103,143
Beiersdorf AG	3,314	376,474
Brenntag AG	5,080	264,122
Carl Zeiss Meditec AG	1,323	162,209
Commerzbank AG	32,942	189,634
Continental AG	3,617	413,676
Covestro AG*	5,716	241,809
Daimler AG	29,900	1,385,721
Delivery Hero SE†*	3,724	287,486
Deutsche Bank AG	64,557	592,508
Deutsche Boerse AG	6,247	1,018,846
Deutsche Lufthansa AG	7,812	119,921

150

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Germany (continued)
Deutsche Post AG	32,525	$1,139,036
Deutsche Telekom AG	109,589	1,775,506
Deutsche Wohnen SE	11,827	501,305
E.ON SE	73,819	838,804
Evonik Industries AG	6,129	168,683
Fraport AG Frankfurt Airport Services Worldwide	1,368	102,128
Fresenius Medical Care AG & Co. KGaA	7,005	542,141
Fresenius SE & Co. KGaA	13,738	703,790
Fuchs Petrolub SE (Preference Shares)	2,285	101,529
GEA Group AG	5,044	151,393
Hannover Rueck SE	1,983	386,265
HeidelbergCement AG	4,893	332,536
Henkel AG & Co. KGaA	3,417	317,045
Henkel AG & Co. KGaA (Preference Shares)	5,858	597,561
HOCHTIEF AG	813	94,070
Infineon Technologies AG	41,108	891,147
KION Group AG	2,136	134,432
Knorr-Bremse AG	1,590	173,788
LANXESS AG	2,732	164,544
Merck KGaA	4,249	546,494
METRO AG	5,920	82,798
MTU Aero Engines AG	1,710	520,720
Muenchener Rueckversicherungs-Gesellschaft AG	4,745	1,400,142
Porsche Automobil Holding SE (Preference Shares)	5,035	341,465
Puma SE	2,727	219,090
RWE AG	19,202	667,908
SAP SE	32,314	4,228,704
Sartorius AG (Preference Shares)	1,169	272,751
Siemens AG	25,153	3,114,964
Siemens Healthineers AG*	4,932	232,680
Symrise AG	4,230	435,758
Telefonica Deutschland Holding AG	29,341	88,777
thyssenkrupp AG	13,305	164,612
TUI AG	14,496	148,231
Uniper SE	6,618	217,185
United Internet AG	4,044	131,285
Volkswagen AG	1,067	196,041
Volkswagen AG (Preference Shares)	6,102	1,098,607
Vonovia SE	16,938	967,724
Wirecard AG	3,860	570,942
Zalando SE†*	4,552	219,030

		40,662,801

Hong Kong — 2.2%
AIA Group, Ltd.	397,400	3,917,967
Bank of East Asia, Ltd.	42,800	92,273
BOC Hong Kong Holdings, Ltd.	121,500	401,642
CLP Holdings, Ltd.	54,000	560,951
Galaxy Entertainment Group, Ltd.	71,000	463,328
Hang Lung Properties, Ltd.	67,000	139,604
Hang Seng Bank, Ltd.	25,100	507,077
Henderson Land Development Co., Ltd.	47,349	212,120
Hong Kong & China Gas Co., Ltd.	333,853	638,825
Hong Kong Exchanges & Clearing, Ltd.	39,300	1,294,803
Link REIT	69,500	700,735
MTR Corp., Ltd.	50,500	282,832
New World Development Co., Ltd.	202,000	251,876
PCCW, Ltd.	140,000	82,677

Security Description	Shares	Value (Note 2)
Hong Kong (continued)
Power Assets Holdings, Ltd.	45,500	$327,818
Sino Land Co., Ltd.	100,000	136,027
SJM Holdings, Ltd.	65,000	72,354
Sun Hung Kai Properties, Ltd.	52,500	727,718
Swire Pacific, Ltd., Class A	16,500	144,509
Swire Properties, Ltd.	38,400	118,689
Techtronic Industries Co., Ltd.	45,000	356,695
Vitasoy International Holdings, Ltd.	24,000	86,292
Wheelock & Co., Ltd.	27,000	164,528

		11,681,340

Ireland — 0.6%
AIB Group PLC	26,774	78,638
Bank of Ireland Group PLC	31,826	155,314
CRH PLC	26,207	986,971
DCC PLC	3,234	261,651
Flutter Entertainment PLC	2,572	292,486
James Hardie Industries PLC CDI	14,542	304,383
Kerry Group PLC, Class A	5,222	670,138
Kingspan Group PLC	5,054	311,529
Smurfit Kappa Group PLC	7,426	257,235

		3,318,345

Isle of Man — 0.0%
GVC Holdings PLC	19,133	221,840

Israel — 0.5%
Azrieli Group, Ltd.	1,396	103,051
Bank Hapoalim B.M.	37,315	320,274
Bank Leumi Le-Israel B.M.	48,646	350,294
Check Point Software Technologies, Ltd.†	4,004	457,697
CyberArk Software, Ltd.†	1,241	171,543
Elbit Systems, Ltd.	799	122,263
Israel Chemicals, Ltd.	23,153	97,397
Israel Discount Bank, Ltd., Class A	38,273	174,157
Mizrahi Tefahot Bank, Ltd.	4,625	126,072
NICE, Ltd.†	2,043	351,789
Teva Pharmaceutical Industries, Ltd. ADR†	35,941	373,786
Wix.com, Ltd.†	1,558	222,311

		2,870,634

Italy — 1.8%
Assicurazioni Generali SpA	36,130	704,377
Atlantia SpA	16,291	400,470
Davide Campari-Milano SpA	19,097	184,779
Enel SpA	267,422	2,330,307
Eni SpA	83,644	1,173,189
FinecoBank Banca Fineco SpA	20,021	234,371
Intesa Sanpaolo SpA	489,357	1,216,344
Leonardo SpA	13,307	164,807
Mediobanca Banca di Credito Finanziario SpA	20,420	203,726
Moncler SpA	5,937	256,368
Pirelli & C SpA*	13,152	63,537
Poste Italiane SpA*	17,178	196,521
Prysmian SpA	7,935	175,764
Recordati SpA	3,438	147,258
Snam SpA	66,973	359,364
Telecom Italia SpA†	299,924	161,341
Telecom Italia SpA (RSP)	198,192	104,108
Terna Rete Elettrica Nazionale SpA	46,262	323,085
UniCredit SpA	66,089	883,423

		9,283,139

151

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan — 22.0%
ABC-Mart, Inc.	1,100	$70,791
Acom Co., Ltd.	13,100	61,304
Advantest Corp.	6,600	347,894
Aeon Co., Ltd.	21,500	439,147
AEON Financial Service Co., Ltd.	3,700	57,680
Aeon Mall Co., Ltd.	3,400	56,561
AGC, Inc.	6,000	201,208
Air Water, Inc.	4,900	68,121
Aisin Seiki Co., Ltd.	5,300	175,562
Ajinomoto Co., Inc.	14,400	237,342
Alfresa Holdings Corp.	6,200	125,074
Alps Alpine Co., Ltd.	6,900	123,090
Amada Holdings Co., Ltd.	10,900	113,514
ANA Holdings, Inc.	3,800	118,677
Aozora Bank, Ltd.	3,900	104,796
Asahi Group Holdings, Ltd.	11,900	552,942
Asahi Intecc Co., Ltd.	6,400	179,783
Asahi Kasei Corp.	41,500	423,609
Astellas Pharma, Inc.	62,100	1,100,292
Bandai Namco Holdings, Inc.	6,600	384,050
Bank of Kyoto, Ltd.	1,700	67,439
Benesse Holdings, Inc.	2,400	65,817
Bridgestone Corp.	18,800	664,325
Brother Industries, Ltd.	7,300	141,149
Calbee, Inc.	2,600	84,929
Canon, Inc.	32,900	866,928
Casio Computer Co., Ltd.	6,400	118,463
Central Japan Railway Co.	4,700	919,714
Chiba Bank, Ltd.	18,000	97,088
Chubu Electric Power Co., Inc.	21,200	288,049
Chugai Pharmaceutical Co., Ltd.	7,400	757,368
Chugoku Electric Power Co., Inc.	9,200	121,434
Coca-Cola Bottlers Japan Holdings, Inc.	4,115	108,387
Concordia Financial Group, Ltd.	34,800	130,211
Credit Saison Co., Ltd.	5,200	83,454
CyberAgent, Inc.	3,300	131,749
Dai Nippon Printing Co., Ltd.	8,000	221,277
Dai-ichi Life Holdings, Inc.	35,500	525,112
Daicel Corp.	8,200	77,359
Daifuku Co., Ltd.	3,350	201,913
Daiichi Sankyo Co., Ltd.	18,700	1,266,638
Daikin Industries, Ltd.	8,200	1,153,923
Daito Trust Construction Co., Ltd.	2,400	282,657
Daiwa House Industry Co., Ltd.	18,600	585,184
Daiwa House REIT Investment Corp.	61	162,788
Daiwa Securities Group, Inc.	50,300	254,815
Denso Corp.	14,300	580,368
Dentsu, Inc.	7,100	235,159
Disco Corp.	900	208,322
East Japan Railway Co.	9,900	875,983
Eisai Co., Ltd.	8,300	617,144
Electric Power Development Co., Ltd.	4,800	108,070
FamilyMart Co., Ltd.	8,300	180,709
FANUC Corp.	6,400	1,164,357
Fast Retailing Co., Ltd.	1,900	1,017,684
Fuji Electric Co., Ltd.	4,200	122,509
FUJIFILM Holdings Corp.	11,800	583,624
Fujitsu, Ltd.	6,500	689,833
Fukuoka Financial Group, Inc.	5,700	97,983
GMO Payment Gateway, Inc.	1,300	84,529
Hakuhodo DY Holdings, Inc.	7,700	109,068

Security Description	Shares	Value (Note 2)
Japan (continued)
Hamamatsu Photonics KK	4,600	$195,393
Hankyu Hanshin Holdings, Inc.	7,500	304,719
Hikari Tsushin, Inc.	700	172,630
Hino Motors, Ltd.	9,400	87,400
Hirose Electric Co., Ltd.	1,035	128,672
Hisamitsu Pharmaceutical Co., Inc.	1,700	85,630
Hitachi Chemical Co., Ltd.	3,400	142,389
Hitachi Construction Machinery Co., Ltd.	3,500	93,051
Hitachi High-Technologies Corp.	2,300	165,266
Hitachi Metals, Ltd.	7,100	110,291
Hitachi, Ltd.	31,800	1,214,361
Honda Motor Co., Ltd.	53,600	1,368,894
Hoshizaki Corp.	1,800	165,358
Hoya Corp.	12,500	1,201,554
Hulic Co., Ltd.	10,000	121,266
Idemitsu Kosan Co., Ltd.	6,496	162,097
IHI Corp.	4,800	113,565
Iida Group Holdings Co., Ltd.	4,800	80,895
Inpex Corp.	33,700	315,619
Isetan Mitsukoshi Holdings, Ltd.	11,100	86,560
Isuzu Motors, Ltd.	18,100	177,102
ITOCHU Corp.	44,300	1,033,623
Itochu Techno-Solutions Corp.	3,200	94,535
J. Front Retailing Co., Ltd.	7,600	91,409
Japan Airlines Co., Ltd.	3,800	107,428
Japan Airport Terminal Co., Ltd.	1,700	77,986
Japan Exchange Group, Inc.	16,800	301,532
Japan Post Bank Co., Ltd.	13,300	122,258
Japan Post Holdings Co., Ltd.	51,800	470,623
Japan Post Insurance Co., Ltd.	7,400	124,888
Japan Prime Realty Investment Corp.	26	120,339
Japan Real Estate Investment Corp.	43	313,163
Japan Retail Fund Investment Corp.	86	183,946
Japan Tobacco, Inc.	39,500	835,841
JFE Holdings, Inc.	16,200	190,114
JGC Corp.	7,200	103,630
JSR Corp.	6,300	111,611
JTEKT Corp.	6,800	71,699
JXTG Holdings, Inc.	104,050	444,038
Kajima Corp.	14,800	187,616
Kakaku.com, Inc.	4,500	118,053
Kamigumi Co., Ltd.	3,500	74,661
Kansai Electric Power Co., Inc.	23,200	260,005
Kansai Paint Co., Ltd.	5,800	138,930
Kao Corp.	15,800	1,262,505
Kawasaki Heavy Industries, Ltd.	4,700	92,132
KDDI Corp.	58,100	1,731,170
Keihan Holdings Co., Ltd.	3,200	144,760
Keikyu Corp.	7,300	134,295
Keio Corp.	3,400	193,853
Keisei Electric Railway Co., Ltd.	4,300	155,344
Keyence Corp.	6,000	2,034,334
Kikkoman Corp.	4,800	231,939
Kintetsu Group Holdings Co., Ltd.	5,600	294,842
Kirin Holdings Co., Ltd.	27,000	589,021
Kobayashi Pharmaceutical Co., Ltd.	1,600	129,315
Koito Manufacturing Co., Ltd.	3,400	146,513
Komatsu, Ltd.	30,400	667,960
Konami Holdings Corp.	3,100	121,354
Konica Minolta, Inc.	14,900	92,259
Kose Corp.	1,100	146,946
Kubota Corp.	34,400	533,354

152

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Kuraray Co., Ltd.	10,500	$126,039
Kurita Water Industries, Ltd.	3,200	93,121
Kyocera Corp.	10,600	695,612
Kyowa Kirin Co., Ltd.	8,000	187,933
Kyushu Electric Power Co., Inc.	12,500	102,178
Kyushu Railway Co.	5,300	173,521
Lawson, Inc.	1,600	92,209
LINE Corp.†	2,000	98,920
Lion Corp.	7,400	141,149
LIXIL Group Corp.	8,800	145,947
M3, Inc.	14,500	424,935
Makita Corp.	7,400	280,767
Marubeni Corp.	51,400	368,909
Marui Group Co., Ltd.	6,300	145,023
Maruichi Steel Tube, Ltd.	1,900	52,430
Mazda Motor Corp.	18,700	155,672
McDonald’s Holdings Co. Japan, Ltd.	2,200	104,670
Mebuki Financial Group, Inc.	29,100	64,340
Medipal Holdings Corp.	6,000	127,380
MEIJI Holdings Co., Ltd.	3,800	266,761
Mercari, Inc.†	2,500	43,913
Minebea Mitsumi, Inc.	11,900	231,524
MISUMI Group, Inc.	9,300	230,650
Mitsubishi Chemical Holdings Corp.	42,100	303,077
Mitsubishi Corp.	44,400	1,139,746
Mitsubishi Electric Corp.	60,000	827,937
Mitsubishi Estate Co., Ltd.	38,900	761,971
Mitsubishi Gas Chemical Co., Inc.	5,300	79,895
Mitsubishi Heavy Industries, Ltd.	10,500	380,659
Mitsubishi Materials Corp.	3,700	92,717
Mitsubishi Motors Corp.	22,100	81,528
Mitsubishi Tanabe Pharma Corp.	7,400	135,859
Mitsubishi UFJ Financial Group, Inc.	404,500	2,069,389
Mitsubishi UFJ Lease & Finance Co., Ltd.	13,300	83,454
Mitsui & Co., Ltd.	54,400	968,487
Mitsui Chemicals, Inc.	6,100	133,435
Mitsui Fudosan Co., Ltd.	29,300	774,292
Mitsui OSK Lines, Ltd.	3,800	91,071
Mizuho Financial Group, Inc.	793,200	1,169,708
MonotaRO Co., Ltd.	4,100	99,375
MS&AD Insurance Group Holdings, Inc.	15,600	516,105
Murata Manufacturing Co., Ltd.	18,900	1,079,799
Nabtesco Corp.	3,700	105,602
Nagoya Railroad Co., Ltd.	6,100	179,047
NEC Corp.	8,100	362,493
Nexon Co., Ltd.†	16,200	217,802
NGK Insulators, Ltd.	8,600	143,721
NGK Spark Plug Co., Ltd.	5,200	90,597
NH Foods, Ltd.	2,700	118,894
Nidec Corp.	7,400	936,783
Nikon Corp.	10,500	126,491
Nintendo Co., Ltd.	3,700	1,370,427
Nippon Building Fund, Inc.	44	355,644
Nippon Express Co., Ltd.	2,600	135,243
Nippon Paint Holdings Co., Ltd.	4,800	229,476
Nippon Prologis REIT, Inc.	66	189,174
Nippon Shinyaku Co., Ltd.	1,500	134,055
Nippon Steel Corp.	26,600	366,902
Nippon Telegraph & Telephone Corp.	42,400	1,079,529
Nippon Yusen KK	5,000	79,472

Security Description	Shares	Value (Note 2)
Japan (continued)
Nissan Chemical Corp.	4,100	$168,124
Nissan Motor Co., Ltd.	76,300	414,220
Nisshin Seifun Group, Inc.	6,500	110,754
Nissin Foods Holdings Co., Ltd.	2,100	158,126
Nitori Holdings Co., Ltd.	2,600	405,248
Nitto Denko Corp.	5,200	286,856
Nomura Holdings, Inc.	109,100	559,116
Nomura Real Estate Holdings, Inc.	4,100	101,032
Nomura Real Estate Master Fund, Inc.	135	237,464
Nomura Research Institute, Ltd.	11,200	248,137
NSK, Ltd.	11,800	97,504
NTT Data Corp.	20,800	291,845
NTT DOCOMO, Inc.	43,900	1,256,408
Obayashi Corp.	21,400	233,888
OBIC Co., Ltd.	2,100	287,486
Odakyu Electric Railway Co., Ltd.	9,700	214,844
Oji Holdings Corp.	28,400	143,397
Olympus Corp.	38,300	616,505
Omron Corp.	6,300	361,241
Ono Pharmaceutical Co., Ltd.	12,500	287,952
Oracle Corp. Japan	1,300	112,703
Oriental Land Co., Ltd.	6,600	861,673
ORIX Corp.	43,600	736,875
Orix JREIT, Inc.	86	181,490
Osaka Gas Co., Ltd.	12,300	207,039
Otsuka Corp.	3,400	132,999
Otsuka Holdings Co., Ltd.	12,800	566,190
Pan Pacific International Holdings Corp.	14,600	235,436
Panasonic Corp.	72,600	721,787
Park24 Co., Ltd.	3,800	96,590
PeptiDream, Inc.†	3,100	147,373
Persol Holdings Co., Ltd.	5,881	105,327
Pigeon Corp.	3,800	133,125
Pola Orbis Holdings, Inc.	3,000	65,401
Rakuten, Inc.	28,300	219,483
Recruit Holdings Co., Ltd.	44,600	1,744,316
Renesas Electronics Corp.†	25,179	159,696
Resona Holdings, Inc.	68,800	282,289
Ricoh Co., Ltd.	22,000	248,891
Rinnai Corp.	1,100	78,557
Rohm Co., Ltd.	3,100	223,323
Ryohin Keikaku Co., Ltd.	7,800	130,440
Sankyo Co., Ltd.	1,500	50,326
Santen Pharmaceutical Co., Ltd.	11,800	220,652
SBI Holdings, Inc.	7,800	180,913
Secom Co., Ltd.	6,900	607,526
Sega Sammy Holdings, Inc.	5,700	78,804
Seibu Holdings, Inc.	6,600	103,302
Seiko Epson Corp.	9,200	134,659
Sekisui Chemical Co., Ltd.	11,900	197,447
Sekisui House, Ltd.	20,400	439,713
Seven & i Holdings Co., Ltd.	24,800	950,824
Seven Bank, Ltd.	19,400	58,079
SG Holdings Co., Ltd.	4,700	99,707
Sharp Corp.	7,000	95,133
Shimadzu Corp.	7,300	204,329
Shimamura Co., Ltd.	700	52,579
Shimano, Inc.	2,400	367,643
Shimizu Corp.	19,400	198,398
Shin-Etsu Chemical Co., Ltd.	12,000	1,365,879
Shinsei Bank, Ltd.	6,400	97,483
Shionogi & Co., Ltd.	8,900	529,084
Shiseido Co., Ltd.	13,200	853,018

153

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Shizuoka Bank, Ltd.	14,900	$104,140
Showa Denko KK	4,400	105,588
SMC Corp.	1,900	822,099
Softbank Corp.	55,100	756,661
SoftBank Group Corp.	51,500	2,085,181
Sohgo Security Services Co., Ltd.	2,300	119,712
Sompo Holdings, Inc.	11,000	410,385
Sony Corp.	41,800	2,938,052
Sony Financial Holdings, Inc.	5,000	114,817
Square Enix Holdings Co., Ltd.	3,000	148,601
Stanley Electric Co., Ltd.	4,300	110,211
Subaru Corp.	20,200	503,734
SUMCO Corp.	8,239	126,906
Sumitomo Chemical Co., Ltd.	49,000	208,171
Sumitomo Corp.	39,100	582,905
Sumitomo Dainippon Pharma Co., Ltd.	5,200	89,017
Sumitomo Electric Industries, Ltd.	24,800	327,849
Sumitomo Heavy Industries, Ltd.	3,600	93,505
Sumitomo Metal Mining Co., Ltd.	7,700	218,915
Sumitomo Mitsui Financial Group, Inc.	43,700	1,531,384
Sumitomo Mitsui Trust Holdings, Inc.	10,900	400,178
Sumitomo Realty & Development Co., Ltd.	11,000	405,502
Sumitomo Rubber Industries, Ltd.	5,600	61,249
Sundrug Co., Ltd.	2,400	81,141
Suntory Beverage & Food, Ltd.	4,600	194,790
Suzuken Co., Ltd.	2,400	91,835
Suzuki Motor Corp.	12,100	549,325
Sysmex Corp.	5,500	393,384
T&D Holdings, Inc.	18,300	193,491
Taiheiyo Cement Corp.	4,000	107,171
Taisei Corp.	6,600	262,037
Taisho Pharmaceutical Holdings Co., Ltd.	1,100	77,706
Taiyo Nippon Sanso Corp.	4,300	94,221
Takeda Pharmaceutical Co., Ltd.	49,200	1,888,224
TDK Corp.	4,300	455,819
Teijin, Ltd.	5,900	105,400
Terumo Corp.	21,200	756,708
THK Co., Ltd.	4,000	99,658
Tobu Railway Co., Ltd.	6,300	222,669
Toho Co., Ltd.	3,700	136,359
Toho Gas Co., Ltd.	2,400	92,434
Tohoku Electric Power Co., Inc.	14,100	131,765
Tokio Marine Holdings, Inc.	21,000	1,136,897
Tokyo Century Corp.	1,384	70,106
Tokyo Electric Power Co. Holdings, Inc.†	50,200	198,500
Tokyo Electron, Ltd.	5,200	1,141,898
Tokyo Gas Co., Ltd.	12,400	271,810
Tokyu Corp.	16,400	288,672
Tokyu Fudosan Holdings Corp.	20,100	141,910
Toppan Printing Co., Ltd.	9,200	182,994
Toray Industries, Inc.	45,600	302,545
Toshiba Corp.	16,300	518,457
Tosoh Corp.	8,600	120,738
TOTO, Ltd.	4,700	190,169
Toyo Seikan Group Holdings, Ltd.	4,700	79,972
Toyo Suisan Kaisha, Ltd.	2,900	121,510
Toyoda Gosei Co., Ltd.	2,100	47,405
Toyota Industries Corp.	4,800	259,030
Toyota Motor Corp.	75,100	5,210,650

Security Description	Shares	Value (Note 2)
Japan (continued)
Toyota Tsusho Corp.	7,000	$240,248
Trend Micro, Inc.	4,200	219,965
Tsuruha Holdings, Inc.	1,200	146,957
Unicharm Corp.	13,300	454,719
United Urban Investment Corp.	97	173,904
USS Co., Ltd.	7,200	131,009
Welcia Holdings Co., Ltd.	1,600	88,385
West Japan Railway Co.	5,300	446,675
Yakult Honsha Co., Ltd.	3,900	196,223
Yamada Denki Co., Ltd.	20,700	104,142
Yamaha Corp.	4,700	237,149
Yamaha Motor Co., Ltd.	9,200	169,114
Yamato Holdings Co., Ltd.	10,100	161,905
Yamazaki Baking Co., Ltd.	4,000	76,196
Yaskawa Electric Corp.	7,900	271,669
Yokogawa Electric Corp.	7,500	130,196
Yokohama Rubber Co., Ltd.	3,900	65,860
Z Holdings Corp.	87,200	342,446
ZOZO, Inc.	3,600	60,047

		116,086,563

Jersey — 0.6%
Experian PLC	29,956	1,041,688
Ferguson PLC	7,532	675,095
Glencore PLC	356,508	1,045,097
WPP PLC	41,491	516,518

		3,278,398

Luxembourg — 0.2%
ArcelorMittal	21,840	322,451
Aroundtown SA	30,173	285,788
Eurofins Scientific SE	380	204,729
Millicom International Cellular SA SDR	3,178	150,063
SES SA FDR	11,978	147,315
Tenaris SA	15,526	160,676

		1,271,022

Netherlands — 4.5%
ABN AMRO Group NV CVA*	13,908	241,797
Adyen NV†*	341	313,329
Aegon NV	58,569	237,979
AerCap Holdings NV†	4,042	228,818
Airbus SE	19,188	2,830,918
Akzo Nobel NV	7,488	706,717
Altice Europe NV†	22,186	142,762
ASML Holding NV (Euronext Amsterdam)	13,996	3,925,250
CNH Industrial NV	33,311	317,913
EXOR NV	3,566	263,010
Ferrari NV	3,963	669,445
Fiat Chrysler Automobiles NV	35,689	463,561
Heineken Holding NV	3,788	372,757
Heineken NV	8,522	927,557
ING Groep NV	128,115	1,390,503
Koninklijke Ahold Delhaize NV	38,920	956,058
Koninklijke DSM NV	5,965	729,331
Koninklijke KPN NV	117,460	329,766
Koninklijke Philips NV	29,765	1,362,509
Koninklijke Vopak NV	2,312	123,831
NN Group NV	10,062	349,739
NXP Semiconductors NV	9,165	1,162,672
Prosus NV†	16,025	1,154,886
QIAGEN NV†	7,463	249,710

154

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
Randstad NV	3,918	$224,913
STMicroelectronics NV	22,454	628,302
Unilever NV	48,251	2,806,300
Wolters Kluwer NV	9,197	691,378

		23,801,711

New Zealand — 0.3%
a2 Milk Co., Ltd.†	24,172	230,461
Auckland International Airport, Ltd.	31,862	177,910
Fisher & Paykel Healthcare Corp., Ltd.	18,872	283,023
Fletcher Building, Ltd.	28,058	99,793
Mercury NZ, Ltd.	22,396	75,430
Meridian Energy, Ltd.	42,135	144,690
Ryman Healthcare, Ltd.	13,152	138,548
Spark New Zealand, Ltd.	60,373	181,316

		1,331,171

Norway — 0.5%
Aker BP ASA	3,552	100,537
DNB ASA	31,176	543,983
Equinor ASA	32,932	598,899
Gjensidige Forsikring ASA	6,576	142,875
Mowi ASA	14,452	344,919
Norsk Hydro ASA	44,218	139,169
Orkla ASA	24,695	239,939
Schibsted ASA, Class B	3,223	91,570
Telenor ASA	23,714	429,398
Yara International ASA	5,822	212,112

		2,843,401

Papua New Guinea — 0.0%
Oil Search, Ltd.	45,120	215,336

Portugal — 0.2%
EDP - Energias de Portugal SA	84,158	422,235
Galp Energia SGPS SA	16,481	249,161
Jeronimo Martins SGPS SA	8,276	142,209

		813,605

Singapore — 1.1%
Ascendas Real Estate Investment Trust	94,988	218,167
CapitaLand Commercial Trust	88,700	132,938
CapitaLand Mall Trust	84,900	155,885
CapitaLand, Ltd.	84,400	222,214
City Developments, Ltd.	14,900	113,484
ComfortDelGro Corp., Ltd.	71,200	112,327
DBS Group Holdings, Ltd.	59,000	1,082,459
Genting Singapore, Ltd.	198,800	124,631
Jardine Cycle & Carriage, Ltd.	3,200	67,884
Keppel Corp., Ltd.	47,800	232,911
Mapletree Commercial Trust	66,300	113,809
Oversea-Chinese Banking Corp., Ltd.	106,600	835,934
SATS, Ltd.	22,200	73,248
Sembcorp Industries, Ltd.	32,300	49,747
Singapore Airlines, Ltd.	17,800	110,868
Singapore Exchange, Ltd.	26,400	166,296
Singapore Press Holdings, Ltd.	53,200	77,824
Singapore Technologies Engineering, Ltd.	51,300	152,294
Singapore Telecommunications, Ltd.	268,400	649,104
Suntec Real Estate Investment Trust	64,400	86,208
United Overseas Bank, Ltd.	41,400	768,006
UOL Group, Ltd.	15,200	88,277

Security Description	Shares	Value (Note 2)
Singapore (continued)
Venture Corp., Ltd.	9,000	$106,345
Wilmar International, Ltd.	63,200	178,217
Yangzijiang Shipbuilding Holdings, Ltd.	78,400	52,974

		5,972,051

Spain — 2.6%
ACS Actividades de Construccion y Servicios SA	8,608	285,458
Aena SME SA*	2,219	410,711
Amadeus IT Group SA	14,180	1,110,719
Banco Bilbao Vizcaya Argentaria SA	219,238	1,133,113
Banco de Sabadell SA	187,807	169,263
Banco Santander SA	546,398	2,159,728
Bankia SA	40,370	73,363
Bankinter SA	22,166	143,693
CaixaBank SA	118,001	344,732
Cellnex Telecom SA*	8,236	409,517
Enagas SA	7,657	206,307
Endesa SA	10,443	286,539
Ferrovial SA	16,417	521,060
Grifols SA	9,808	329,471
Iberdrola SA	198,724	2,173,365
Iberdrola SA† (Interim Shares)	3,680	40,283
Industria de Diseno Textil SA	35,866	1,206,903
Mapfre SA	35,439	90,664
Naturgy Energy Group SA	9,707	256,073
Red Electrica Corp. SA	14,232	284,423
Repsol SA	48,743	671,665
Siemens Gamesa Renewable Energy SA	7,839	124,886
Telefonica SA	153,644	1,039,869

		13,471,805

SupraNational — 0.2%
HK Electric Investments & HK Electric Investments, Ltd.	87,000	86,695
HKT Trust & HKT, Ltd.	124,000	185,047
Unibail-Rodamco-Westfield† (Euronext Amsterdam)	4,549	617,171

		888,913

Sweden — 2.2%
Alfa Laval AB	10,344	257,626
Assa Abloy AB, Class B	32,955	784,189
Atlas Copco AB, Class A	22,080	783,463
Atlas Copco AB, Class B	12,829	399,273
Boliden AB	8,993	214,087
Electrolux AB, Series B	7,416	176,157
Epiroc AB, Class A	21,669	250,691
Epiroc AB, Class B	12,821	145,135
Essity AB, Class B	19,941	631,870
Hennes & Mauritz AB, Class B	26,415	580,299
Hexagon AB, Class B	8,633	470,500
Husqvarna AB, Class B	13,740	103,720
ICA Gruppen AB	2,976	130,700
Industrivarden AB, Class C	5,492	129,567
Investor AB, Class B	14,976	820,974
Kinnevik AB, Class B†	7,954	192,223
L E Lundbergforetagen AB, Class B	2,499	108,301
Lundin Petroleum AB	6,111	185,719
Sandvik AB	37,119	678,218
Securitas AB, Class B	10,295	161,793
Skandinaviska Enskilda Banken AB, Class A	53,512	528,539

155

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Sweden (continued)
Skanska AB, Class B	11,184	$258,431
SKF AB, Class B	12,506	228,276
Svenska Handelsbanken AB, Class A	50,504	496,180
Swedbank AB, Class A	29,776	456,723
Swedish Match AB	5,588	316,505
Tele2 AB, Class B	16,419	247,602
Telefonaktiebolaget LM Ericsson, Class B	101,019	794,868
Telia Co AB	89,965	384,574
Volvo AB, Class B	48,858	834,433

		11,750,636

Switzerland — 8.8%
ABB, Ltd.	60,595	1,410,106
Adecco Group AG	5,102	300,030
Alcon, Inc.†	13,658	806,874
Baloise Holding AG	1,605	290,203
Barry Callebaut AG	99	219,533
Chocoladefabriken Lindt & Spruengli AG	3	280,004
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	35	293,785
Cie Financiere Richemont SA	17,163	1,251,732
Clariant AG	6,548	147,201
Coca-Cola HBC AG	6,566	241,998
Credit Suisse Group AG	84,041	1,061,855
Dufry AG	1,330	115,505
EMS-Chemie Holding AG	269	176,388
Geberit AG	1,218	642,442
Givaudan SA	304	1,003,263
Julius Baer Group, Ltd.	7,359	367,874
Kuehne & Nagel International AG	1,776	287,400
LafargeHolcim, Ltd.	16,201	824,912
Lonza Group AG	2,449	1,006,959
Nestle SA	97,850	10,802,052
Novartis AG	70,634	6,681,585
Pargesa Holding SA	1,269	101,804
Partners Group Holding AG	615	564,022
Roche Holding AG	23,100	7,774,557
Schindler Holding AG (Participation Certificate)	1,339	345,831
Schindler Holding AG	662	164,845
SGS SA	174	502,648
Sika AG	4,196	755,348
Sonova Holding AG	1,826	458,275
Straumann Holding AG	339	323,582
Swatch Group AG (TRQX)	1,730	84,269
Swatch Group AG (XEGT)	951	238,725
Swiss Life Holding AG	1,105	555,527
Swiss Prime Site AG	2,497	305,048
Swiss Re AG	9,688	1,094,742
Swisscom AG	852	467,712
Temenos AG	2,148	345,734
UBS Group AG	126,884	1,575,959
Vifor Pharma AG	1,496	275,677
Zurich Insurance Group AG	4,919	2,044,626

		46,190,632

United Kingdom — 14.0%
3i Group PLC	31,993	465,351
Admiral Group PLC	6,218	184,990
Anglo American PLC	34,096	893,384

Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Antofagasta PLC	12,966	$140,509
Ashtead Group PLC	15,165	489,155
Associated British Foods PLC	11,714	407,495
AstraZeneca PLC	43,134	4,217,338
Auto Trader Group PLC*	30,459	224,037
AVEVA Group PLC	2,124	137,752
Aviva PLC	128,787	679,657
BAE Systems PLC	105,342	881,076
Barclays PLC	567,150	1,254,244
Barratt Developments PLC	33,475	356,679
Berkeley Group Holdings PLC	3,926	272,670
BHP Group PLC	69,444	1,521,018
BP PLC	669,811	4,036,726
British American Tobacco PLC	75,420	3,333,950
British Land Co. PLC	29,034	213,263
BT Group PLC	276,184	588,568
Bunzl PLC	11,072	288,298
Burberry Group PLC	13,529	347,457
Carnival PLC	5,263	215,204
Centrica PLC	191,304	215,185
Coca-Cola European Partners PLC	7,606	400,152
Compass Group PLC	52,160	1,291,908
Croda International PLC	4,225	277,880
Diageo PLC	77,776	3,077,319
Direct Line Insurance Group PLC	45,210	202,331
easyJet PLC	5,224	96,417
Evraz PLC	16,708	77,170
G4S PLC	51,016	131,497
GlaxoSmithKline PLC	164,022	3,851,252
Halma PLC	12,483	347,022
Hargreaves Lansdown PLC	9,357	212,047
HSBC Holdings PLC	663,830	4,832,201
Imperial Brands PLC	31,347	805,067
Informa PLC	41,159	422,629
InterContinental Hotels Group PLC	5,686	350,440
Intertek Group PLC	5,307	403,574
ITV PLC	119,119	212,489
J Sainsbury PLC	58,187	156,016
JD Sports Fashion PLC	14,400	156,760
Johnson Matthey PLC	6,363	218,594
Kingfisher PLC	69,380	187,828
Land Securities Group PLC	23,160	285,435
Legal & General Group PLC	196,113	789,221
Lloyds Banking Group PLC	2,305,351	1,715,979
London Stock Exchange Group PLC	10,349	1,073,548
M&G PLC†	84,162	266,279
Marks & Spencer Group PLC	64,117	148,269
Meggitt PLC	25,546	228,504
Melrose Industries PLC	159,738	493,837
Micro Focus International PLC	11,143	150,664
Mondi PLC	15,965	326,818
National Grid PLC	114,436	1,523,772
Next PLC	4,381	397,106
NMC Health PLC	3,089	52,544
Ocado Group PLC†	15,110	244,915
Pearson PLC	25,712	192,841
Persimmon PLC	10,473	424,000
Prudential PLC	85,481	1,521,356
Reckitt Benckiser Group PLC	23,322	1,931,654
RELX PLC†	63,917	1,697,348
Rentokil Initial PLC	60,805	375,722
Rio Tinto PLC	37,154	2,002,225
Rolls-Royce Holdings PLC	56,816	502,244

156

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Royal Bank of Scotland Group PLC	159,037	$454,315
Royal Dutch Shell PLC, Class A	140,679	3,700,242
Royal Dutch Shell PLC, Class B	122,831	3,234,137
RSA Insurance Group PLC	33,916	246,056
Sage Group PLC	35,790	347,640
Schroders PLC	4,087	173,204
Segro PLC	35,948	433,377
Severn Trent PLC	7,821	267,167
Smith & Nephew PLC	28,756	692,038
Smiths Group PLC	13,026	291,426
Spirax-Sarco Engineering PLC	2,420	284,764
SSE PLC	33,578	670,995
St James’s Place PLC	17,492	263,060
Standard Chartered PLC	89,636	746,146
Standard Life Aberdeen PLC	78,893	315,439
Taylor Wimpey PLC	107,840	307,847
Tesco PLC	322,007	1,052,773
Unilever PLC	36,491	2,179,513
United Utilities Group PLC	22,420	301,002
Vodafone Group PLC	880,131	1,731,713
Weir Group PLC	8,536	151,439
Whitbread PLC	4,396	259,017
WM Morrison Supermarkets PLC	78,915	189,246

		73,711,436

United States — 0.0%
International Flavors & Fragrances, Inc.	1	113

Total Common Stocks (cost $440,613,914)		475,364,719

EXCHANGE-TRADED FUNDS — 4.0%
United States — 4.0%
iShares MSCI EAFE ETF (cost $21,534,581)	314,400	21,215,712

Total Long-Term Investment Securities (cost $462,148,495)		496,580,431

SHORT-TERM INVESTMENT SECURITIES — 0.4%
United States Treasury Bills 1.51% due 02/04/2020(1)	$920,000	919,965
1.53% due 07/30/2020(1)	1,000,000	992,577

Total Short-Term Investment Securities (cost $1,912,302)		1,912,542

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 4.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $25,501,531 and collateralized by $25,835,000 of United States Treasury Notes, bearing interest at 1.50%, due 08/31/2021 and having an approximate value of $26,013,339 (cost $25,501,000)	$25,501,000	$25,501,000

TOTAL INVESTMENTS (cost $489,561,797)(2)	99.3%	523,993,973
Other assets less liabilities	0.7	3,806,174

NET ASSETS	100.0%	$527,800,147

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $4,342,726 representing 0.8% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
313	Long	MSCI EAFE Index	March 2020	$31,829,973	$30,932,225	$(897,748)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

157

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Spain	$—	$40,283	#	$—	$40,283
Other Countries	3,337,053	471,987,383	**	—	475,324,436
Exchange-Traded Funds	21,215,712	—		—	21,215,712
Short-Term Investment Securities	—	1,912,542		—	1,912,542
Repurchase Agreements	—	25,501,000		—	25,501,000

Total Investments at Value	$24,552,765	$499,441,208		$—	$523,993,973

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$897,748	$—		$—	$897,748

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
#	Amount includes $40,283 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Portfolio of Investments

158

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Enterprise Software/Service	6.8%
Electronic Components-Semiconductors	3.8
Medical Products	3.6
Medical Labs & Testing Services	3.4
Retail-Restaurants	2.9
Distribution/Wholesale	2.9
Therapeutics	2.6
Applications Software	2.5
Medical Instruments	2.4
Diagnostic Equipment	2.4
Commercial Services	2.3
Internet Application Software	2.2
Medical-Drugs	2.2
Schools	2.2
Medical-Biomedical/Gene	2.2
Insurance-Property/Casualty	1.8
Medical-Outpatient/Home Medical	1.7
Machinery-General Industrial	1.7
Transport-Truck	1.6
Real Estate Investment Trusts	1.6
Diversified Manufacturing Operations	1.6
Investment Management/Advisor Services	1.4
Electronic Measurement Instruments	1.2
Finance-Other Services	1.2
Web Hosting/Design	1.2
Racetracks	1.1
Computer Aided Design	1.1
Oil Companies-Exploration & Production	1.1
Engineering/R&D Services	1.0
Insurance Brokers	1.0
Data Processing/Management	1.0
Security Services	1.0
Drug Delivery Systems	1.0
Brewery	1.0
Healthcare Safety Devices	0.9
Veterinary Diagnostics	0.9
Aerospace/Defense-Equipment	0.9
Electric Products-Misc.	0.9
Satellite Telecom	0.8
Internet Connectivity Services	0.8
Computers-Integrated Systems	0.8
Machinery-Electrical	0.8
Retail-Misc./Diversified	0.8
Tools-Hand Held	0.8
Food-Misc./Diversified	0.8
Semiconductor Components-Integrated Circuits	0.8
Computer Data Security	0.8
Retail-Floor Coverings	0.8
Consulting Services	0.8
Miscellaneous Manufacturing	0.8
Recreational Vehicles	0.8
Power Converter/Supply Equipment	0.8
E-Commerce/Products	0.8
Containers-Paper/Plastic	0.8
Aerospace/Defense	0.8
Building & Construction Products-Misc.	0.8
Semiconductor Equipment	0.7
Building Products-Cement	0.7
Metal Processors & Fabrication	0.7
Athletic Equipment	0.7
Hazardous Waste Disposal	0.7

Electronics-Military	0.7%
Machine Tools & Related Products	0.7
Entertainment Software	0.7
Footwear & Related Apparel	0.6
Electronic Components-Misc.	0.6
Chemicals-Specialty	0.6
Lasers-System/Components	0.6
Retail-Discount	0.5
Building-Maintenance & Services	0.5
Medical-Wholesale Drug Distribution	0.5
Medical Imaging Systems	0.5
Auto/Truck Parts & Equipment-Original	0.4
Water Treatment Systems	0.1
Energy-Alternate Sources	0.1

97.3%

*	Calculated as a percentage of net assets

159

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.3%
Aerospace/Defense — 0.8%
TransDigm Group, Inc.	3,518	$2,263,059

Aerospace/Defense-Equipment — 0.9%
Aerojet Rocketdyne Holdings, Inc.†	49,853	2,595,846

Applications Software — 2.5%
HubSpot, Inc.†	23,480	4,248,471
RealPage, Inc.†	54,081	3,155,627

		7,404,098

Athletic Equipment — 0.7%
Fox Factory Holding Corp.†	32,845	2,161,858

Auto/Truck Parts & Equipment-Original — 0.4%
Visteon Corp.†	16,747	1,336,578

Brewery — 1.0%
Boston Beer Co., Inc., Class A†	8,092	2,883,827

Building & Construction Products-Misc. — 0.8%
Armstrong World Industries, Inc.	22,505	2,257,927

Building Products-Cement — 0.7%
Martin Marietta Materials, Inc.	8,323	2,195,607

Building-Maintenance & Services — 0.5%
ServiceMaster Global Holdings, Inc.†	43,625	1,572,681

Chemicals-Specialty — 0.6%
Ingevity Corp.†	26,696	1,741,113

Commercial Services — 2.3%
CoStar Group, Inc.†	3,091	2,018,392
HMS Holdings Corp.†	71,221	1,945,758
Morningstar, Inc.	18,833	2,954,709

		6,918,859

Computer Aided Design — 1.1%
Aspen Technology, Inc.†	28,063	3,338,936

Computer Data Security — 0.8%
Qualys, Inc.†	28,104	2,409,637

Computers-Integrated Systems — 0.8%
Cubic Corp.	38,577	2,518,692

Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.	30,464	2,377,411

Containers-Paper/Plastic — 0.8%
Berry Global Group, Inc.†	53,264	2,264,785

Data Processing/Management — 1.0%
Fair Isaac Corp.†	7,523	3,027,105

Diagnostic Equipment — 2.4%
BioTelemetry, Inc.†	45,204	2,211,380
Repligen Corp.†	48,986	4,917,704

		7,129,084

Distribution/Wholesale — 2.9%
G-III Apparel Group, Ltd.†	53,841	1,465,014
IAA, Inc.†	49,562	2,342,300
KAR Auction Services, Inc.	87,090	1,830,632
Pool Corp.	13,527	2,966,471

		8,604,417

Diversified Manufacturing Operations — 1.6%
Fabrinet†	36,364	2,292,387
ITT, Inc.	34,907	2,341,561

		4,633,948

Security Description	Shares	Value (Note 2)
Drug Delivery Systems — 1.0%
DexCom, Inc.†	12,007	$2,890,685

E-Commerce/Products — 0.8%
Etsy, Inc.†	47,205	2,304,076

Electric Products-Misc. — 0.9%
Littelfuse, Inc.	14,542	2,572,625

Electronic Components-Misc. — 0.6%
OSI Systems, Inc.†	21,104	1,826,340

Electronic Components-Semiconductors — 3.8%
Lattice Semiconductor Corp.†	153,906	2,862,652
Monolithic Power Systems, Inc.	16,307	2,791,269
Semtech Corp.†	60,500	2,915,495
Silicon Laboratories, Inc.†	29,474	2,897,589

		11,467,005

Electronic Measurement Instruments — 1.2%
Mesa Laboratories, Inc.	3,921	1,029,027
Trimble, Inc.†	61,957	2,634,412

		3,663,439

Electronics-Military — 0.7%
Mercury Systems, Inc.†	26,909	2,065,266

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	7,878	248,315

Engineering/R&D Services — 1.0%
KBR, Inc.	113,937	3,099,086

Enterprise Software/Service — 6.8%
Black Knight, Inc.†	80,432	5,382,509
Blackline, Inc.†	55,644	3,403,743
Guidewire Software, Inc.†	26,001	2,925,113
LivePerson, Inc.†	58,300	2,390,883
Pegasystems, Inc.	45,155	3,892,813
SailPoint Technologies Holding, Inc.†	88,879	2,229,974

		20,225,035

Entertainment Software — 0.7%
Take-Two Interactive Software, Inc.†	16,100	2,006,704

Finance-Other Services — 1.2%
Cboe Global Markets, Inc.	29,641	3,652,364

Food-Misc./Diversified — 0.8%
Lancaster Colony Corp.	15,694	2,427,077

Footwear & Related Apparel — 0.6%
Steven Madden, Ltd.	49,456	1,907,023

Hazardous Waste Disposal — 0.7%
Clean Harbors, Inc.†	25,827	2,123,496

Healthcare Safety Devices — 0.9%
Tandem Diabetes Care, Inc.†	34,955	2,657,978

Insurance Brokers — 1.0%
eHealth, Inc.†	29,135	3,063,837

Insurance-Property/Casualty — 1.8%
Assurant, Inc.	24,796	3,237,365
Hanover Insurance Group, Inc.	14,872	2,060,962

		5,298,327

Internet Application Software — 2.2%
Anaplan, Inc.†	46,252	2,663,653
Zendesk, Inc.†	46,914	4,053,369

		6,717,022

160

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Connectivity Services — 0.8%
Cogent Communications Holdings, Inc.	35,528	$2,520,001

Investment Management/Advisor Services — 1.4%
LPL Financial Holdings, Inc.	45,499	4,191,823

Lasers-System/Components — 0.6%
II-VI, Inc.†	51,626	1,737,215

Machine Tools & Related Products — 0.7%
Kennametal, Inc.	65,192	2,039,858

Machinery-Electrical — 0.8%
BWX Technologies, Inc.	39,545	2,514,667

Machinery-General Industrial — 1.7%
Crane Co.	28,350	2,422,791
Welbilt, Inc.†	167,916	2,533,852

		4,956,643

Medical Imaging Systems — 0.5%
Lantheus Holdings, Inc.†	84,300	1,476,093

Medical Instruments — 2.4%
Bio-Techne Corp.	19,655	4,126,960
Bruker Corp.	13,400	662,898
LivaNova PLC†	36,147	2,456,912

		7,246,770

Medical Labs & Testing Services — 3.4%
Catalent, Inc.†	72,614	4,436,715
Natera, Inc.†	55,048	1,927,231
Syneos Health, Inc.†	64,462	3,955,388

		10,319,334

Medical Products — 3.6%
Haemonetics Corp.†	20,020	2,149,948
Hill-Rom Holdings, Inc.	22,215	2,365,675
Masimo Corp.†	17,731	3,024,909
Penumbra, Inc.†	18,162	3,186,704

		10,727,236

Medical-Biomedical/Gene — 2.2%
Abcam PLC	127,621	2,347,848
Amicus Therapeutics, Inc.†	233,559	2,064,661
Sage Therapeutics, Inc.†	30,614	2,029,096

		6,441,605

Medical-Drugs — 2.2%
Coherus Biosciences, Inc.†	96,254	1,736,422
Horizon Therapeutics PLC†	78,270	2,699,532
PRA Health Sciences, Inc.†	22,073	2,236,216

		6,672,170

Medical-Outpatient/Home Medical — 1.7%
LHC Group, Inc.†	34,397	5,013,363

Medical-Wholesale Drug Distribution — 0.5%
Premier, Inc., Class A†	44,774	1,556,792

Metal Processors & Fabrication — 0.7%
Timken Co.	41,600	2,185,248

Miscellaneous Manufacturing — 0.8%
John Bean Technologies Corp.	20,874	2,358,553

Oil Companies-Exploration & Production — 1.1%
Parsley Energy, Inc., Class A	198,120	3,296,717

Security Description	Shares	Value (Note 2)
Power Converter/Supply Equipment — 0.8%
Generac Holdings, Inc.†	22,322	$2,312,336

Racetracks — 1.1%
Penn National Gaming, Inc.†	115,159	3,435,193

Real Estate Investment Trusts — 1.6%
CoreSite Realty Corp.	20,981	2,464,218
Physicians Realty Trust	117,197	2,267,762

		4,731,980

Recreational Vehicles — 0.8%
Brunswick Corp.	37,404	2,350,841

Retail-Discount — 0.5%
Ollie’s Bargain Outlet Holdings, Inc.†	30,014	1,591,943

Retail-Floor Coverings — 0.8%
Floor & Decor Holdings, Inc., Class A†	48,439	2,388,527

Retail-Misc./Diversified — 0.8%
Five Below, Inc.†	21,909	2,480,537

Retail-Restaurants — 2.9%
Dunkin’ Brands Group, Inc.	30,087	2,349,494
Texas Roadhouse, Inc.	28,154	1,759,625
Wendy’s Co.	105,489	2,285,947
Wingstop, Inc.	25,085	2,327,135

		8,722,201

Satellite Telecom — 0.8%
Iridium Communications, Inc.†	99,083	2,531,571

Schools — 2.2%
Bright Horizons Family Solutions, Inc.†	14,746	2,414,363
Grand Canyon Education, Inc.†	25,467	1,993,557
Strategic Education, Inc.	12,588	2,042,906

		6,450,826

Security Services — 1.0%
Brink’s Co.	35,482	2,987,230

Semiconductor Components-Integrated Circuits — 0.8%
Power Integrations, Inc.	24,748	2,417,137

Semiconductor Equipment — 0.7%
MKS Instruments, Inc.	21,070	2,208,557

Therapeutics — 2.6%
GW Pharmaceuticals PLC ADR†	19,635	2,268,432
Neurocrine Biosciences, Inc.†	28,352	2,837,468
Sarepta Therapeutics, Inc.†	23,429	2,716,827

		7,822,727

Tools-Hand Held — 0.8%
MSA Safety, Inc.	18,037	2,445,817

Transport-Truck — 1.6%
Knight-Swift Transportation Holdings, Inc.	63,516	2,355,173
Old Dominion Freight Line, Inc.	12,855	2,522,537

		4,877,710

Veterinary Diagnostics — 0.9%
Neogen Corp.†	39,239	2,639,608

Water Treatment Systems — 0.1%
Evoqua Water Technologies Corp.†	13,228	264,163

161

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Web Hosting/Design — 1.2%
Q2 Holdings, Inc.†	40,970	$3,572,174

TOTAL INVESTMENTS (cost $256,364,251)(1)	97.3%	291,336,334
Other assets less liabilities	2.7	8,198,646

NET ASSETS	100.0%	$299,534,980

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$288,988,486	$2,347,848	**	$—	$291,336,334

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

162

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

United States Treasury Notes	10.5%
Diversified Banking Institutions	10.1
Medical-Drugs	6.5
Banks-Commercial	4.0
Oil Companies-Integrated	3.1
Cable/Satellite TV	2.9
Banks-Super Regional	2.5
Oil Companies-Exploration & Production	2.4
Tobacco	2.2
Electronic Components-Semiconductors	2.0
Semiconductor Components-Integrated Circuits	2.0
Electric-Integrated	1.9
Auto-Cars/Light Trucks	1.9
Aerospace/Defense	1.8
Finance-Other Services	1.8
United States Treasury Bonds	1.5
Enterprise Software/Service	1.5
Medical Instruments	1.5
Food-Confectionery	1.3
Computers	1.3
Computer Services	1.3
Medical Products	1.3
Pharmacy Services	1.2
Cruise Lines	1.2
Transport-Rail	1.1
Agricultural Biotech	1.1
Food-Wholesale/Distribution	1.1
Real Estate Investment Trusts	1.1
Insurance-Multi-line	1.1
Diversified Manufacturing Operations	1.1
Insurance-Life/Health	1.1
Cellular Telecom	1.1
Insurance Brokers	1.0
Chemicals-Diversified	1.0
Apparel Manufacturers	1.0
Food-Misc./Diversified	1.0
Medical-Wholesale Drug Distribution	0.9
Building Products-Air & Heating	0.9
Oil-Field Services	0.8
Telephone-Integrated	0.8
Medical-HMO	0.8
Networking Products	0.7
Retail-Building Products	0.6
Television	0.6
Pipelines	0.6
E-Commerce/Products	0.5
Options Purchased	0.5
Agricultural Chemicals	0.5
E-Commerce/Services	0.4
Private Equity	0.4
Telecom Equipment-Fiber Optics	0.4
Investment Management/Advisor Services	0.3
Finance-Investment Banker/Broker	0.3
Drug Delivery Systems	0.3
Applications Software	0.3
Transport-Equipment & Leasing	0.3
Medical-Biomedical/Gene	0.3
Finance-Leasing Companies	0.3
Broadcast Services/Program	0.3
Computers-Memory Devices	0.3
Insurance-Mutual	0.2

Internet Security	0.2%
Brewery	0.2
Finance-Credit Card	0.2
Internet Content-Entertainment	0.2
Theaters	0.2
Semiconductor Equipment	0.2
Insurance-Reinsurance	0.2
Therapeutics	0.1
Finance-Consumer Loans	0.1
Data Processing/Management	0.1
Retail-Auto Parts	0.1
Electric-Distribution	0.1
Electronic Parts Distribution	0.1
Airlines	0.1
Gas-Distribution	0.1
Retail-Restaurants	0.1
Commercial Services-Finance	0.1
Insurance-Property/Casualty	0.1

95.3%

*	Calculated as a percentage of net assets

163

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 61.1%
Aerospace/Defense — 1.5%
General Dynamics Corp.	132,014	$23,160,536

Agricultural Biotech — 1.1%
Corteva, Inc.	611,919	17,696,698

Agricultural Chemicals — 0.5%
Nutrien, Ltd.	163,919	6,997,702

Apparel Manufacturers — 1.0%
Capri Holdings, Ltd.†	518,233	15,526,261

Auto-Cars/Light Trucks — 1.7%
General Motors Co.	763,251	25,484,951

Banks-Commercial — 2.5%
Citizens Financial Group, Inc.	520,421	19,401,295
Truist Financial Corp.	385,178	19,863,629

		39,264,924

Banks-Super Regional — 2.3%
PNC Financial Services Group, Inc.	169,839	25,229,584
Wells Fargo & Co.	211,662	9,935,414

		35,164,998

Building Products-Air & Heating — 0.9%
Johnson Controls International PLC	366,519	14,459,175

Cable/Satellite TV — 1.7%
Charter Communications, Inc., Class A†	26,992	13,967,280
Comcast Corp., Class A	280,003	12,093,330

		26,060,610

Cellular Telecom — 0.9%
Vodafone Group PLC	6,807,876	13,394,927

Chemicals-Diversified — 1.0%
Dow, Inc.	187,276	8,627,805
DuPont de Nemours, Inc.	138,180	7,072,053

		15,699,858

Computer Services — 1.3%
Cognizant Technology Solutions Corp., Class A	321,767	19,750,058

Computers — 1.1%
Apple, Inc.	56,262	17,413,652

Cruise Lines — 1.2%
Carnival Corp.	416,913	18,148,223

Diversified Banking Institutions — 8.6%
Bank of America Corp.(1)	1,029,756	33,806,889
Citigroup, Inc.	410,671	30,558,029
Goldman Sachs Group, Inc.	94,802	22,539,176
JPMorgan Chase & Co.	128,170	16,964,581
Morgan Stanley	565,031	29,528,520

		133,397,195

Diversified Manufacturing Operations — 1.1%
Ingersoll-Rand PLC	122,848	16,367,039

E-Commerce/Products — 0.5%
eBay, Inc.	247,124	8,293,481

Electric-Integrated — 1.5%
Duke Energy Corp.	63,395	6,189,254
Exelon Corp.	178,401	8,490,104
FirstEnergy Corp.	178,874	9,085,010

		23,764,368

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors — 1.2%
Intel Corp.	289,978	$18,538,294

Enterprise Software/Service — 1.3%
Oracle Corp.	389,112	20,408,924

Food-Confectionery — 1.1%
Mondelez International, Inc., Class A	305,926	17,554,034

Food-Misc./Diversified — 0.7%
Kellogg Co.	160,429	10,942,862

Food-Wholesale/Distribution — 1.1%
US Foods Holding Corp.†	429,394	17,248,757

Insurance Brokers — 1.0%
Willis Towers Watson PLC	73,409	15,510,588

Insurance-Life/Health — 0.6%
Equitable Holdings, Inc.	373,173	8,963,615

Insurance-Multi-line — 0.8%
Voya Financial, Inc.	196,711	11,749,548

Medical Instruments — 1.3%
Alcon, Inc.†	117,156	6,921,228
Medtronic PLC	116,565	13,456,263

		20,377,491

Medical Products — 0.9%
Zimmer Biomet Holdings, Inc.	92,358	13,659,748

Medical-Drugs — 5.9%
Bristol-Myers Squibb Co.	299,918	18,879,838
GlaxoSmithKline PLC	339,551	7,972,690
Johnson & Johnson	269,696	40,149,644
Pfizer, Inc.	245,664	9,148,527
Sanofi	148,536	14,325,392

		90,476,091

Medical-HMO — 0.7%
Anthem, Inc.	39,854	10,572,469

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	101,460	14,469,211

Networking Products — 0.7%
Cisco Systems, Inc.	228,342	10,496,882

Oil Companies-Exploration & Production — 2.3%
Canadian Natural Resources, Ltd.	386,869	10,880,508
Devon Energy Corp.	591,877	12,855,568
Marathon Oil Corp.	995,321	11,316,800

		35,052,876

Oil Companies-Integrated — 3.1%
BP PLC	2,683,895	16,174,932
Chevron Corp.	134,065	14,363,724
Royal Dutch Shell PLC, Class A	663,820	17,460,280

		47,998,936

Oil-Field Services — 0.7%
TechnipFMC PLC	630,334	10,406,814

Pharmacy Services — 0.9%
CVS Health Corp.	208,007	14,107,035

Retail-Building Products — 0.5%
Kingfisher PLC	2,967,659	8,034,149

Semiconductor Components-Integrated Circuits — 1.8%
NXP Semiconductors NV	88,572	11,236,244
QUALCOMM, Inc.	185,055	15,787,042

		27,023,286

164

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Tobacco — 2.1%
Philip Morris International, Inc.	394,696	$32,641,359

Transport-Rail — 1.1%
CSX Corp.	224,404	17,131,001

Total Common Stocks (cost $855,281,934)		943,408,626

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Investment Management/Advisor Services — 0.1%
AMG Capital Trust II 5.15%	40,900	1,967,290

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75%	800	41,536

Total Convertible Preferred Securities (cost $2,502,039)		2,008,826

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. Series Q 5.85% (cost $30,000)	1,200	32,616

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Series V 5.23% due 04/01/2020(2) (cost $200,000)	$200,000	201,480

U.S. CONVERTIBLE BONDS & NOTES — 7.6%
Applications Software — 0.3%
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035	1,803,000	1,865,828
Nuance Communications, Inc. Senior Notes 1.25% due 04/01/2025	1,775,000	2,045,363
RealPage, Inc. Senior Notes 1.50% due 11/15/2022	626,000	926,362

		4,837,553

Broadcast Services/Program — 0.0%
Liberty Media Corp-Liberty Formula One Senior Notes 1.00% due 01/30/2023	440,000	590,610

Cable/Satellite TV — 0.6%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	9,179,000	8,909,816

Commercial Services-Finance — 0.1%
Euronet Worldwide, Inc. Senior Notes 0.75% due 03/15/2049*	684,000	816,590

Computers-Memory Devices — 0.3%
SanDisk LLC Company Guar. Notes 0.50% due 10/15/2020	2,198,000	1,991,872

Security Description	Principal Amount	Value (Note 2)
Computers-Memory Devices (continued)
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024	$2,183,000	$2,187,093

		4,178,965

Diversified Banking Institutions — 0.2%
BofA Finance LLC Bank Guaranteed Notes 0.13% due 09/01/2022	2,714,000	2,808,990

Drug Delivery Systems — 0.3%
Dexcom, Inc. Senior Notes 0.75% due 12/01/2023	3,329,000	5,282,707

E-Commerce/Services — 0.3%
IAC Financeco 3, Inc. Company Guar. Notes 2.00% due 01/15/2030*	3,984,000	4,584,940

Electronic Components-Semiconductors — 0.6%
Cree, Inc. Senior Notes 0.88% due 09/01/2023	3,673,000	3,902,563
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027	1,720,000	2,313,665
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	1,666,000	2,173,712
Silicon Laboratories, Inc. Senior Notes 1.38% due 03/01/2022	510,000	613,275

		9,003,215

Enterprise Software/Service — 0.2%
Workday, Inc. Senior Notes 0.25% due 10/01/2022	2,245,000	3,078,092

Finance-Investment Banker/Broker — 0.3%
GS Finance Corp. Senior Notes 0.25% due 07/08/2024(3)	5,346,000	5,435,652

Finance-Other Services — 1.8%
Convertible Trust - Consumer Series 2018-1 Senior Notes 0.25% due 01/17/2024(3)	6,174,000	6,248,705
Convertible Trust - Energy Series 2019-1 Senior Notes 0.33% due 09/19/2024(3)	6,944,000	7,032,883
Convertible Trust - Healthcare Series 2018-1 Senior Notes 0.25% due 02/05/2024(3)	6,038,000	6,476,963
Convertible Trust - Media Series 2019-1 Senior Notes 0.25% due 12/04/2024(3)	6,944,000	7,567,571

		27,326,122

165

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
CONVERTIBLE BONDS & NOTES (continued)
Internet Security — 0.2%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	$1,641,000	$1,630,003
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	1,663,000	1,606,833

		3,236,836

Medical Instruments — 0.2%
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021	1,978,000	2,599,295

Medical Products — 0.3%
Wright Medical Group, Inc. Company Guar. Notes 1.63% due 06/15/2023	4,222,000	4,420,803

Medical-Biomedical/Gene — 0.2%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	2,388,000	2,549,928

Medical-Drugs — 0.1%
Pacira Pharmaceuticals, Inc. Senior Notes 2.38% due 04/01/2022	971,000	995,882
Supernus Pharmaceuticals, Inc. Senior Notes 0.63% due 04/01/2023	1,171,000	1,064,566

		2,060,448

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 4.25% due 05/01/2022	830,000	856,302
Oil States International, Inc. Senior Notes 1.50% due 02/15/2023	1,585,000	1,289,794

		2,146,096

Telecom Equipment-Fiber Optics — 0.4%
Finisar Corp. Company Guar. Notes 0.50% due 12/15/2036	855,000	853,290
Viavi Solutions, Inc. Senior Notes 1.00% due 03/01/2024	1,625,000	2,012,981
Viavi Solutions, Inc. Senior Notes 1.75% due 06/01/2023	2,411,000	2,918,679

		5,784,950

Telephone-Integrated — 0.2%
GCI Liberty, Inc. Senior Notes 1.75% due 09/30/2046*	2,371,000	3,431,381

Television — 0.6%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	8,588,389

Security Description	Principal Amount	Value (Note 2)
Television (continued)
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046	$1,663,076	$946,726

		9,535,115

Theaters — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 03/15/2023	2,209,000	2,627,057

Therapeutics — 0.1%
Neurocrine Biosciences, Inc. Senior Notes 2.25% due 05/15/2024	1,623,000	2,347,282

Total U.S. Convertible Bonds & Notes (cost $106,062,029)		117,592,443

U.S. CORPORATE BONDS & NOTES — 10.7%
Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	215,573
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	505,000	506,566
Northrop Grumman Corp. Senior Notes 2.08% due 10/15/2020	1,509,000	1,512,267
Raytheon Co. Senior Notes 3.13% due 10/15/2020	2,790,000	2,817,597

		5,052,003

Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	344,000	423,818

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	43,592	46,865
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	950,147	1,015,230
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	46,416	49,935

		1,112,030

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	136,275

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020*	1,450,000	1,450,517
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	419,000	421,984

166

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 3.81% due 01/09/2024	$845,000	$862,142
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	225,854
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	389,337
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	341,348

		3,691,182

Banks-Commercial — 0.2%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	806,195
Discover Bank Senior Notes 3.35% due 02/06/2023	1,500,000	1,557,781

		2,363,976

Banks-Super Regional — 0.2%
PNC Financial Services Group, Inc. Senior Notes 3.45% due 04/23/2029	815,000	891,555
US Bancorp Sub. Notes Series W 3.10% due 04/27/2026	750,000	795,164
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	280,358
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	219,986
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	205,055

		2,392,118

Brewery — 0.1%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	684,011
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	641,000	796,648
Molson Coors Brewing Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	289,973

		1,770,632

Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 2.80% due 06/15/2020	3,760,000	3,770,053

Security Description	Principal Amount	Value (Note 2)
Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	$10,000	$11,131

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	845,000	892,883
Comcast Corp. Company Guar. Notes 2.75% due 03/01/2023	2,000,000	2,062,625
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	1,350,000	1,540,344
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	1,335,000	1,531,457
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	425,000	524,289

		6,551,598

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	512,000	607,799

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.45% due 09/18/2022	30,000	31,718

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	127,538
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,425,000	1,546,156
Dell International LLC/EMC Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	778,934
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	263,949

		2,716,577

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	83,589

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 3.80% due 10/01/2023	1,620,000	1,724,346

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	2,127,182
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	790,000	857,466

167

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	$1,500,000	$1,853,665
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	26,294
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	45,586
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,436,362
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	797,987
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,400,000	1,518,466
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	1,400,000	1,633,230
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	1,500,000	1,836,273
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,095,177
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	230,735

		13,458,423

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	116,000	137,590

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	23,152

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	221,113
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,140,000	1,242,270

		1,463,383

Electric-Integrated — 0.4%
Georgia Power Co. Senior Notes 2.00% due 03/30/2020	2,304,000	2,304,690
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	401,000	433,680
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,715,000	1,856,961
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	1,129,000	1,192,558

		5,787,889

Security Description	Principal Amount	Value (Note 2)
Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	$1,295,000	$1,354,817
Micron Technology, Inc. Senior Notes 4.19% due 02/15/2027	700,000	762,496
Texas Instruments, Inc. Senior Notes 2.63% due 05/15/2024	840,000	874,413

		2,991,726

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,372,269

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 3.95% due 12/01/2027	2,075,000	2,212,087

Finance-Credit Card — 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	58,140
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	2,750,000	2,852,455

		2,910,595

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	929,000	957,315
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	178,364

		1,135,679

Food-Confectionery — 0.2%
JM Smucker Co. Senior Notes 2.50% due 03/15/2020	3,679,000	3,681,538

Food-Misc./Diversified — 0.3%
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 10/01/2039*	615,000	664,238
Nestle Holdings, Inc. Company Guar. Notes 3.10% due 09/24/2021*	3,745,000	3,835,175

		4,499,413

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	903,000	1,033,702

Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	649,199

168

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.5%
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	$315,000	$323,462
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	2,900,000	3,015,849
Jackson National Life Global Funding Senior Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,511,122
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	1,000,000	1,051,089
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	610,000	753,463
Prudential Financial, Inc. Senior Notes 3.94% due 12/07/2049	30,000	34,106
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	359,428

		7,048,519

Insurance-Multi-line — 0.3%
Allstate Corp. Senior Notes 3.28% due 12/15/2026	665,000	718,884
American Financial Group, Inc. Senior Notes 4.50% due 06/15/2047	2,050,000	2,399,165
Guardian Life Global Funding Sec. Notes 2.90% due 05/06/2024*	815,000	850,760
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	1,000,000	1,001,186

		4,969,995

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	1,650,000	2,036,821
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,643,049

		3,679,870

Insurance-Property/Casualty — 0.1%
Markel Corp. Senior Notes 5.00% due 05/20/2049	565,000	700,443
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	12,931

		713,374

Insurance-Reinsurance — 0.2%
PartnerRe Finance B LLC Company Guar. Notes 3.70% due 07/02/2029	1,240,000	1,353,472

Security Description	Principal Amount	Value (Note 2)
Insurance-Reinsurance (continued)
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	$1,040,000	$1,137,601

		2,491,073

Investment Management/Advisor Services — 0.2%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 5.00% due 06/15/2044*	2,915,000	3,760,642

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	68,000	70,154
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	42,000	51,963

		122,117

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	102,610
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	50,252

		152,862

Medical-Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 2.55% due 09/01/2020	1,900,000	1,908,533
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	178,271

		2,086,804

Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	1,705,000	1,855,181
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	196,467
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*	1,529,000	1,720,754
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	204,175
Bristol-Myers Squibb Co. Senior Notes 4.00% due 08/15/2023*	10,000	10,710
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*	706,000	845,550
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*	110,000	138,434
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	6,279

		4,977,550

169

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	$636,000	$683,780

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	96,578

Oil Companies-Exploration & Production — 0.1%
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	37,000	42,237
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	22,216
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	265,000	273,417
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	1,300,000	1,357,786

		1,695,656

Pharmacy Services — 0.3%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	2,044,000	2,441,977
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	42,171
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	1,352,000	1,470,199
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	925,241	1,049,280

		5,003,627

Pipelines — 0.6%
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	713,000	765,923
Energy Transfer Operating LP Company Guar. Notes 4.20% due 09/15/2023	2,062,000	2,189,799
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	67,000	73,450
Energy Transfer Operating LP Company Guar. Notes 5.00% due 05/15/2050	842,000	867,207
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	1,337,000	1,457,335
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	33,394
MPLX LP Senior Notes 4.50% due 07/15/2023	2,250,000	2,413,947
MPLX LP Senior Notes 4.50% due 04/15/2038	1,336,000	1,380,427

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	$101,000	$114,821
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	68,803
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	40,032

		9,405,138

Private Equity — 0.4%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	3,000,000	3,223,615
Carlyle Holdings Finance LLC Company Guar. Notes 3.88% due 02/01/2023*	335,000	349,601
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	2,480,000	3,066,752

		6,639,968

Real Estate Investment Trusts — 1.1%
American Campus Communities Operating Partnership LP Company Guar. Notes 2.85% due 02/01/2030	420,000	426,540
Brixmor Operating Partnership LP Senior Notes 3.65% due 06/15/2024	2,000,000	2,124,827
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	1,160,000	1,386,019
EPR Properties Company Guar. Notes 4.75% due 12/15/2026	2,095,000	2,331,080
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	2,500,000	2,568,416
HCP, Inc. Senior Notes 3.88% due 08/15/2024	1,320,000	1,421,738
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	108,195
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	202,836
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	1,550,000	1,633,445
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	875,000	903,821
Regency Centers LP Company Guar. Notes 4.65% due 03/15/2049	500,000	628,416
Sovran Acquisition LP Company Guar. Notes 3.50% due 07/01/2026	497,000	521,511

170

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	$2,182,000	$2,901,416

		17,158,260

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	1,480,000	1,601,323
O’Reilly Automotive, Inc. Senior Notes 4.88% due 01/14/2021	20,000	20,422

		1,621,745

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	737,914
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	682,000	820,366

		1,558,280

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	41,604

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	95,973
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	74,407

		170,380

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	101,324

Retail-Restaurants — 0.1%
Starbucks Corp. Senior Notes 3.55% due 08/15/2029	815,000	904,027

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.25% due 05/20/2020	1,000,000	1,001,565

Semiconductor Equipment — 0.2%
Applied Materials, Inc. Senior Notes 2.63% due 10/01/2020	2,505,000	2,517,293

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	117,867
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	2,800,000	2,970,940
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	527,000	596,082

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	$102,000	$117,388
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	1,500,000	1,754,060
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	270,822
AT&T, Inc. Senior Notes 5.15% due 11/15/2046	25,000	30,469
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	53,875
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	39,000	48,984

		5,960,487

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	1,378,000	1,667,809
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	15,967
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	43,183

		1,726,959

Transport-Equipment & Leasing — 0.3%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	1,400,000	1,416,920
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	2,280,000	2,521,902

		3,938,822

Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	537,000	561,501
Union Pacific Corp. Senior Notes 3.84% due 03/20/2060	30,000	31,956
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045*	50,000	56,982

		650,439

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	29,302
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	51,914

171

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services (continued)
United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	$196,000	$205,496

		286,712

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	29,000	32,345

Total U.S. Corporate Bonds & Notes (cost $153,236,414)		164,993,285

FOREIGN CORPORATE BONDS & NOTES — 2.1%
Banks-Commercial — 0.9%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.88% due 01/25/2022*	650,000	664,316
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	899,140
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.70% due 11/16/2020	3,375,000	3,403,228
Commonwealth Bank of Australia Senior Notes 2.25% due 03/10/2020*	2,000,000	2,001,100
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,450,000	1,454,546
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	387,902
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	250,892
Toronto-Dominion Bank Senior Notes 2.65% due 06/12/2024	670,000	694,223
Westpac Banking Corp. Senior Notes 2.10% due 05/13/2021	4,220,000	4,241,898

		13,997,245

Brewery — 0.1%
Heineken NV Senior Notes 3.50% due 01/29/2028*	1,333,000	1,447,864

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	2,190,000	2,548,583
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	35,253

		2,583,836

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	72,265

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions — 0.4%
HSBC Holdings PLC Senior Notes 2.63% due 11/07/2025	$2,090,000	$2,125,032
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,200,000	2,361,216
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	311,604
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	109,124
UBS Group Funding Switzerland AG Senior Notes 4.13% due 04/15/2026*	1,000,000	1,103,628

		6,010,604

Finance-Leasing Companies — 0.2%
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	3,235,000	3,470,631

Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	236,506
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	382,000	388,057

		624,563

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	55,485

Private Equity — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	136,632

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	805,000	928,846

Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	355,000	405,199
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	2,000,000	2,448,290
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	287,083

		3,140,572

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	757,511

Total Foreign Corporate Bonds & Notes (cost $31,369,465)		33,226,054

172

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CONVERTIBLE BONDS & NOTES — 1.2%
Banks-Commercial — 0.4%
Credit Suisse AG Senior Notes 0.50% due 06/24/2024*(3)	$7,110,000	$6,691,221

Cable/Satellite TV — 0.2%
Liberty Latin America, Ltd. Senior Notes 2.00% due 07/15/2024*	3,019,000	2,991,432

E-Commerce/Services — 0.1%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022	2,490,000	2,481,263

Internet Content-Entertainment — 0.2%
YY, Inc. Senior Notes 1.38% due 06/15/2026*	2,839,000	2,698,469

Medical Products — 0.1%
Wright Medical Group NV Senior Notes 2.25% due 11/15/2021	845,000	1,216,043

Medical-Drugs — 0.2%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	3,172,000	3,223,479

Total Foreign Convertible Bonds & Notes (cost $19,767,005)		19,301,907

U.S. GOVERNMENT TREASURIES — 12.0%
United States Treasury Bonds — 1.5%
2.25% due 08/15/2049	9,560,600	10,064,772
4.50% due 02/15/2036	9,650,000	13,422,924

		23,487,696

Security Description	Principal Amount/ Shares	Value (Note 2)
United States Treasury Notes — 10.5%
1.50% due 01/15/2023	$11,365,000	$11,428,040
1.63% due 12/31/2021	73,355,000	73,738,968
1.75% due 12/31/2024	46,123,400	47,045,868
1.75% due 12/31/2026	18,885,000	19,278,929
1.75% due 11/15/2029	9,423,000	9,619,190

		161,110,995

Total U.S. Government Treasuries (cost $180,248,304)		184,598,691

OPTIONS - PURCHASED — 0.5%
Exchange-Traded Put Options-Purchased(5) (cost $8,964,560)	2,684	7,085,760

TOTAL INVESTMENTS (cost $1,357,661,750)(4)	95.3%	1,472,449,688
Other assets less liabilities	4.7	72,071,957

NET ASSETS	100.0%	$1,544,521,645

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $68,664,923 representing 4.4% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Exchangeable for basket of securities
(4)	See Note 3 for cost of investments on a tax basis.

(5)	Options — Purchased

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2020	$2,725	2,684	$865,729,568	$8,964,560	$7,085,760	$(1,878,800)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)

471	Long	S&P 500 E-Mini Index	March 2020	$75,320,581	$75,925,200	$604,619

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

173

SunAmerica Series Trust SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	CAD	12,006,480	USD	9,205,969	02/21/2020	$133,828	$—
	EUR	10,257,482	USD	11,443,349	02/21/2020	55,484	—
	GBP	19,120,534	USD	24,837,765	02/21/2020	—	(422,263)

						189,312	(422,263)

State Street Bank and Trust Co.	CAD	223,416	USD	171,265	02/21/2020	2,451	—
	CHF	5,309,803	USD	5,486,199	02/21/2020	—	(32,960)
	EUR	291,174	USD	321,872	02/21/2020	—	(1,389)
	GBP	19,120,513	USD	24,841,868	02/21/2020	—	(418,132)
	USD	794,756	CAD	1,044,546	02/21/2020	—	(5,493)
	USD	317,217	CHF	306,655	02/21/2020	1,529	—
	USD	956,127	EUR	862,252	02/21/2020	1,146	—
	USD	3,165,603	GBP	2,411,787	02/21/2020	20,595	—

						25,721	(457,974)

Net Unrealized Appreciation/(Depreciation)						$215,033	$(880,237)

CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Currency
GBP	— Pound Sterling
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$859,125,029	$84,283,597	**	$—	$943,408,626
Convertible Preferred Securities	2,008,826	—		—	2,008,826
Preferred Securities	32,616	—		—	32,616
Preferred Securities/Capital Securities	—	201,480		—	201,480
U.S. Convertible Bonds & Notes	—	117,592,443		—	117,592,443
U.S. Corporate Bonds & Notes	—	164,993,285		—	164,993,285
Foreign Corporate Bonds & Notes	—	33,226,054		—	33,226,054
Foreign Convertible Bonds & Notes	—	19,301,907		—	19,301,907
U.S. Government Treasuries	—	184,598,691		—	184,598,691
Options-Purchased	7,085,760	—		—	7,085,760

Total Investments at Value	$868,252,231	$604,197,457		$—	$1,472,449,688

Other Financial Instruments:†
Futures Contracts	$604,619	$—		$—	$604,619
Forward Foreign Currency Contracts	—	215,033		—	215,033

Total Other Financial Instruments	$604,619	$215,033		$—	$819,652

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$880,237		$—	$880,237

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

174

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Applications Software	13.3%
E-Commerce/Products	6.3
Internet Content-Entertainment	6.1
Finance-Credit Card	5.9
Web Portals/ISP	5.3
Medical Instruments	5.1
Electronic Components-Semiconductors	5.0
Computers	4.2
Aerospace/Defense-Equipment	3.4
Medical-Drugs	3.2
Electronic Forms	3.2
Real Estate Investment Trusts	2.7
Diagnostic Equipment	2.7
Retail-Building Products	2.6
Commercial Services-Finance	2.4
Aerospace/Defense	2.4
Finance-Other Services	2.4
Private Equity	2.3
E-Commerce/Services	2.1
Multimedia	2.1
Finance-Investment Banker/Broker	2.0
Semiconductor Equipment	1.9
Coatings/Paint	1.8
Commercial Services	1.6
Building Products-Cement	1.5
Athletic Footwear	1.4
Machinery-General Industrial	1.1
Veterinary Diagnostics	1.1
Industrial Gases	1.0
Theaters	0.6
Industrial Automated/Robotic	0.5

97.2%

*	Calculated as a percentage of net assets

175

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.2%
Aerospace/Defense — 2.4%
Boeing Co.	31,789	$10,117,485

Aerospace/Defense-Equipment — 3.4%
L3Harris Technologies, Inc.†	65,112	14,411,239

Applications Software — 13.3%
Intuit, Inc.	17,561	4,923,753
Microsoft Corp.	194,250	33,067,178
salesforce.com, Inc.†	103,177	18,810,199

		56,801,130

Athletic Footwear — 1.4%
NIKE, Inc., Class B	64,661	6,226,854

Building Products-Cement — 1.5%
Vulcan Materials Co.	46,143	6,535,233

Coatings/Paint — 1.8%
Sherwin-Williams Co.	14,171	7,893,105

Commercial Services — 1.6%
CoStar Group, Inc.†	10,657	6,958,914

Commercial Services-Finance — 2.4%
Avalara, Inc.†	52,016	4,428,642
PayPal Holdings, Inc.†	51,481	5,863,171

		10,291,813

Computers — 4.2%
Apple, Inc.	58,271	18,035,457

Diagnostic Equipment — 2.7%
Danaher Corp.	72,282	11,628,005

E-Commerce/Products — 6.3%
Amazon.com, Inc.†	13,398	26,912,831

E-Commerce/Services — 2.1%
Match Group, Inc.†	64,732	5,063,337
Uber Technologies, Inc.†	112,573	4,085,274

		9,148,611

Electronic Components-Semiconductors — 5.0%
Microchip Technology, Inc.	60,971	5,943,453
NVIDIA Corp.	16,581	3,920,246
Texas Instruments, Inc.	94,387	11,387,791

		21,251,490

Electronic Forms — 3.2%
Adobe, Inc.†	39,277	13,791,726

Finance-Credit Card — 5.9%
Mastercard, Inc., Class A	80,324	25,377,565

Finance-Investment Banker/Broker — 2.0%
Charles Schwab Corp.	186,172	8,480,135

Finance-Other Services — 2.4%
Intercontinental Exchange, Inc.	101,202	10,093,888

Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic — 0.5%
Cognex Corp.	42,132	$2,147,468

Industrial Gases — 1.0%
Air Products & Chemicals, Inc.	17,313	4,132,786

Internet Content-Entertainment — 6.1%
Facebook, Inc., Class A†	75,992	15,343,545
Netflix, Inc.†	30,967	10,686,402

		26,029,947

Machinery-General Industrial — 1.1%
Wabtec Corp.	63,965	4,724,455

Medical Instruments — 5.1%
Boston Scientific Corp.†	282,170	11,814,458
Edwards Lifesciences Corp.†	12,140	2,669,101
Intuitive Surgical, Inc.†	13,208	7,393,574

		21,877,133

Medical-Drugs — 3.2%
Merck & Co., Inc.	94,937	8,111,418
Zoetis, Inc.	42,820	5,746,872

		13,858,290

Multimedia — 2.1%
Walt Disney Co.	64,598	8,934,549

Private Equity — 2.3%
Blackstone Group, Inc., Class A†	160,970	9,830,438

Real Estate Investment Trusts — 2.7%
American Tower Corp.	50,392	11,677,842

Retail-Building Products — 2.6%
Home Depot, Inc.	48,937	11,162,530

Semiconductor Equipment — 1.9%
ASML Holding NV	29,079	8,161,312

Theaters — 0.6%
Live Nation Entertainment, Inc.†	40,058	2,730,353

Veterinary Diagnostics — 1.1%
Elanco Animal Health, Inc.†	146,264	4,519,558

Web Portals/ISP — 5.3%
Alphabet, Inc., Class C†	15,719	22,544,661

TOTAL INVESTMENTS (cost $275,995,291)(1)	97.2%	416,286,803
Other assets less liabilities	2.8	11,779,717

NET ASSETS	100.0%	$428,066,520

†	Non-income producing security

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$416,286,803	$—	$—	$416,286,803

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

176

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Registered Investment Companies	10.9%
Federal National Mtg. Assoc.	7.6
United States Treasury Notes	6.2
Diversified Financial Services	5.3
Diversified Banking Institutions	5.2
Banks-Commercial	3.9
Medical-Drugs	3.5
Applications Software	2.4
Electric-Integrated	2.3
United States Treasury Bonds	1.9
Federal Home Loan Mtg. Corp.	1.7
Banks-Super Regional	1.5
Oil Companies-Integrated	1.5
Real Estate Investment Trusts	1.5
Telephone-Integrated	1.3
Commercial Paper	1.3
Web Portals/ISP	1.2
Finance-Credit Card	1.2
Insurance-Life/Health	1.1
E-Commerce/Products	1.0
Computers	1.0
Electronic Components-Semiconductors	0.9
Auto-Cars/Light Trucks	0.9
Cable/Satellite TV	0.9
Commercial Services-Finance	0.8
Transport-Rail	0.8
Semiconductor Components-Integrated Circuits	0.7
Oil Companies-Exploration & Production	0.7
Medical-HMO	0.7
Diversified Manufacturing Operations	0.7
Brewery	0.7
Insurance-Property/Casualty	0.7
Tobacco	0.6
Aerospace/Defense	0.6
Food-Misc./Diversified	0.6
Medical-Biomedical/Gene	0.6
Medical Instruments	0.6
Chemicals-Diversified	0.6
Beverages-Non-alcoholic	0.6
Internet Content-Entertainment	0.5
Cosmetics & Toiletries	0.5
Aerospace/Defense-Equipment	0.5
Insurance-Multi-line	0.5
Municipal Bonds & Notes	0.5
Retail-Apparel/Shoe	0.5
Pipelines	0.5
Investment Management/Advisor Services	0.4
Retail-Auto Parts	0.4
Computer Services	0.4
Enterprise Software/Service	0.4
Containers-Metal/Glass	0.4
Pharmacy Services	0.4
Cellular Telecom	0.4
Retail-Restaurants	0.3
Electric-Distribution	0.3
Government National Mtg. Assoc.	0.3
Medical Labs & Testing Services	0.3
Semiconductor Equipment	0.3
Retail-Building Products	0.3
Medical-Hospitals	0.3
Building Products-Cement	0.3

Finance-Leasing Companies	0.3%
Diagnostic Equipment	0.3
Finance-Other Services	0.3
Food-Retail	0.3
Electric-Generation	0.3
Airlines	0.2
Sovereign	0.2
Hotels/Motels	0.2
Power Converter/Supply Equipment	0.2
Medical Products	0.2
Real Estate Management/Services	0.2
Chemicals-Specialty	0.2
Oil Refining & Marketing	0.2
Finance-Investment Banker/Broker	0.2
Beverages-Wine/Spirits	0.2
Diversified Minerals	0.2
Electronic Components-Misc.	0.2
Banks-Fiduciary	0.2
Metal-Diversified	0.2
Industrial Gases	0.2
Insurance-Reinsurance	0.2
Certificates of Deposit	0.2
Real Estate Operations & Development	0.2
Retail-Jewelry	0.2
Cruise Lines	0.2
Industrial Automated/Robotic	0.2
Gas-Distribution	0.2
Machinery-General Industrial	0.2
Diversified Operations	0.2
Building-Heavy Construction	0.2
Textile-Apparel	0.2
Building-Residential/Commercial	0.2
Insurance Brokers	0.1
Building & Construction Products-Misc.	0.1
Television	0.1
U.S. Government Treasuries	0.1
Distribution/Wholesale	0.1
Auto/Truck Parts & Equipment-Original	0.1
Audio/Video Products	0.1
Commercial Services	0.1
Containers-Paper/Plastic	0.1
Office Automation & Equipment	0.1
Non-Hazardous Waste Disposal	0.1
Import/Export	0.1
Consulting Services	0.1
Toys	0.1
Transport-Services	0.1
Electric Products-Misc.	0.1
Data Processing/Management	0.1
Machinery-Pumps	0.1
Apparel Manufacturers	0.1
Entertainment Software	0.1
Networking Products	0.1
Office Supplies & Forms	0.1
Building Products-Air & Heating	0.1
Private Equity	0.1
E-Commerce/Services	0.1
Oil-Field Services	0.1
Instruments-Controls	0.1
Coatings/Paint	0.1
Telecom Services	0.1

177

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Internet Content-Information/News	0.1%
Tools-Hand Held	0.1
Banks-Cooperative	0.1
Casino Hotels	0.1
Advertising Services	0.1
Drug Delivery Systems	0.1
Machinery-Electrical	0.1
Athletic Footwear	0.1
Rental Auto/Equipment	0.1
Electronic Measurement Instruments	0.1
Retail-Major Department Stores	0.1
Schools	0.1
Computers-Integrated Systems	0.1
Computer Aided Design	0.1
Rubber-Tires	0.1
Miscellaneous Manufacturing	0.1
Medical Information Systems	0.1
Building Societies	0.1
Soap & Cleaning Preparation	0.1
Broadcast Services/Program	0.1
Transport-Truck	0.1
Retail-Drug Store	0.1
Retail-Consumer Electronics	0.1
Electronic Connectors	0.1
Human Resources	0.1
Retail-Gardening Products	0.1
Electronics-Military	0.1
Batteries/Battery Systems	0.1
Transport-Equipment & Leasing	0.1
Web Hosting/Design	0.1
Medical-Wholesale Drug Distribution	0.1
Retail-Regional Department Stores	0.1
Internet Connectivity Services	0.1
Consumer Products-Misc.	0.1

98.1%

*	Calculated as a percentage of net assets

178

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 45.7%
Advertising Agencies — 0.0%
WPP PLC	2,120	$26,392

Advertising Sales — 0.0%
JCDecaux SA	144	3,851

Advertising Services — 0.1%
Dentsu, Inc.	400	13,249
Hakuhodo DY Holdings, Inc.	300	4,249
Publicis Groupe SA	356	15,806
Trade Desk, Inc., Class A†	801	215,613

		248,917

Aerospace/Defense — 0.5%
BAE Systems PLC	5,372	44,931
Dassault Aviation SA	5	6,109
General Dynamics Corp.	1,902	333,687
Kawasaki Heavy Industries, Ltd.	200	3,920
Leonardo SpA	680	8,422
Meggitt PLC	1,305	11,673
MTU Aero Engines AG	87	26,493
Northrop Grumman Corp.	2,687	1,006,470
Rolls-Royce Holdings PLC	2,867	25,344

		1,467,049

Aerospace/Defense-Equipment — 0.3%
Airbus SE	2,631	388,167
Elbit Systems, Ltd.	40	6,121
IHI Corp.	200	4,732
Safran SA	1,818	293,951
United Technologies Corp.	1,570	235,814

		928,785

Agricultural Chemicals — 0.0%
Incitec Pivot, Ltd.	2,698	5,830
Yara International ASA	298	10,857

		16,687

Airlines — 0.2%
ANA Holdings, Inc.	200	6,246
Delta Air Lines, Inc.	6,217	346,535
Deutsche Lufthansa AG	399	6,125
easyJet PLC	267	4,928
Japan Airlines Co., Ltd.	1,400	39,579
Qantas Airways, Ltd.	1,236	5,252
Ryanair Holdings PLC ADR†	1,965	170,189
Singapore Airlines, Ltd.	900	5,606
Southwest Airlines Co.	1,664	91,487

		675,947

Airport Development/Maintenance — 0.0%
Aena SME SA*	113	20,915
Aeroports de Paris	50	9,498
Auckland International Airport, Ltd.	1,623	9,063
Fraport AG Frankfurt Airport Services Worldwide	70	5,226
Japan Airport Terminal Co., Ltd.	100	4,587
SATS, Ltd.	1,100	3,629
Singapore Technologies Engineering, Ltd.	2,600	7,719
Sydney Airport	1,858	10,259

		70,896

Apparel Manufacturers — 0.1%
Burberry Group PLC	3,961	101,728
Columbia Sportswear Co.	1,010	94,859

Security Description	Shares	Value (Note 2)
Apparel Manufacturers (continued)
Hermes International	58	$43,474
Kering SA	129	79,235
Moncler SpA	301	12,998

		332,294

Appliances — 0.0%
Electrolux AB, Series B	379	9,003
Hoshizaki Corp.	100	9,186
SEB SA	38	4,889

		23,078

Applications Software — 2.3%
Intuit, Inc.	1,148	321,876
Medallia, Inc.†	3,939	111,159
Microsoft Corp.	26,603	4,528,629
Sage Group PLC	1,824	17,717
salesforce.com, Inc.†	6,621	1,207,074
ServiceNow, Inc.†	808	273,290

		6,459,745

Athletic Footwear — 0.1%
adidas AG	711	225,062
Puma SE	140	11,248
Yue Yuen Industrial Holdings, Ltd.	1,500	4,149

		240,459

Audio/Video Products — 0.1%
Panasonic Corp.	12,000	119,304
Sharp Corp.	400	5,436
Sony Corp.	4,100	288,182

		412,922

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	556	39,735
Bayerische Motoren Werke AG (Preference Shares)	93	5,199
Daimler AG	1,957	90,698
Ferrari NV	205	34,630
Fiat Chrysler Automobiles NV	1,824	23,692
Honda Motor Co., Ltd.	10,900	278,376
Mazda Motor Corp.	800	6,660
Mitsubishi Motors Corp.	1,100	4,058
Nissan Motor Co., Ltd.	4,000	21,715
Peugeot SA	988	20,506
Porsche Automobil Holding SE (Preference Shares)	257	17,429
Renault SA	323	12,554
Subaru Corp.	1,000	24,937
Suzuki Motor Corp.	600	27,239
Tesla, Inc.†	753	489,879
Toyota Motor Corp.	10,200	707,705
Volkswagen AG	55	10,105
Volkswagen AG (Preference Shares)	1,093	196,784

		2,011,901

Auto-Heavy Duty Trucks — 0.0%
Hino Motors, Ltd.	600	5,579
Isuzu Motors, Ltd.	1,000	9,784
Volvo AB, Class B	2,566	43,824

		59,187

Auto/Truck Parts & Equipment-Original — 0.1%
Aisin Seiki Co., Ltd.	300	9,937
Denso Corp.	800	32,468

179

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Auto/Truck Parts & Equipment-Original (continued)
Faurecia SA	128	$6,112
JTEKT Corp.	300	3,163
Koito Manufacturing Co., Ltd.	200	8,618
NGK Insulators, Ltd.	400	6,685
NGK Spark Plug Co., Ltd.	200	3,485
Stanley Electric Co., Ltd.	200	5,126
Sumitomo Electric Industries, Ltd.	6,800	89,894
Toyoda Gosei Co., Ltd.	100	2,257
Toyota Industries Corp.	300	16,189
Valeo SA	404	12,036

		195,970

Banks-Commercial — 1.7%
ABN AMRO Group NV CVA*	711	12,361
AEON Financial Service Co., Ltd.	200	3,118
AIB Group PLC	1,368	4,018
Aozora Bank, Ltd.	200	5,374
Australia & New Zealand Banking Group, Ltd.	16,872	286,425
Banco Bilbao Vizcaya Argentaria SA	11,205	57,912
Banco de Sabadell SA	9,598	8,650
Bank Hapoalim B.M.	1,905	16,351
Bank Leumi Le-Israel B.M.	2,510	18,074
Bank of East Asia, Ltd.	2,200	4,743
Bank of Ireland Group PLC	1,632	7,964
Bank of Kyoto, Ltd.	100	3,967
Bankia SA	40,143	72,951
Bankinter SA	1,133	7,345
Bendigo & Adelaide Bank, Ltd.	819	5,643
BOC Hong Kong Holdings, Ltd.	5,500	18,181
CaixaBank SA	6,031	17,619
Chiba Bank, Ltd.	900	4,854
Citizens Financial Group, Inc.	6,414	239,114
Commerzbank AG	1,684	9,694
Commonwealth Bank of Australia	3,820	214,082
Concordia Financial Group, Ltd.	1,800	6,735
Danske Bank A/S	1,129	18,854
DBS Group Holdings, Ltd.	14,400	264,193
DNB ASA	1,618	28,232
East West Bancorp, Inc.	2,620	120,101
Erste Group Bank AG	4,815	176,834
FinecoBank Banca Fineco SpA	11,366	133,053
First Republic Bank	2,892	320,665
Fukuoka Financial Group, Inc.	300	5,157
Hang Seng Bank, Ltd.	1,300	26,263
ING Groep NV	21,193	230,019
Intesa Sanpaolo SpA	25,710	63,905
Israel Discount Bank, Ltd., Class A	1,956	8,901
Japan Post Bank Co., Ltd.	800	7,354
KBC Group NV	420	30,729
M&T Bank Corp.	1,960	330,299
Mediobanca Banca di Credito Finanziario SpA	1,043	10,406
Mizrahi Tefahot Bank, Ltd.	235	6,406
National Australia Bank, Ltd.	6,049	103,012
Nordea Bank Abp	5,473	43,093
Oversea-Chinese Banking Corp., Ltd.	5,500	43,130
Raiffeisen Bank International AG	249	5,679
Resona Holdings, Inc.	3,500	14,361
Seven Bank, Ltd.	1,000	2,994
Shinsei Bank, Ltd.	300	4,570
Shizuoka Bank, Ltd.	800	5,591

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Skandinaviska Enskilda Banken AB, Class A	2,735	$27,014
Standard Chartered PLC	27,523	229,106
Sumitomo Mitsui Trust Holdings, Inc.	600	22,028
SVB Financial Group†	1,935	465,039
Svenska Handelsbanken AB, Class A	19,970	196,197
Swedbank AB, Class A	1,522	23,345
Truist Financial Corp.	12,241	631,268
United Overseas Bank, Ltd.	3,200	59,363
Westpac Banking Corp.	8,074	133,840

		4,816,176

Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,495	146,226

Banks-Super Regional — 0.7%
Fifth Third Bancorp	4,179	118,892
Huntington Bancshares, Inc.	36,459	494,749
KeyCorp	23,492	439,535
PNC Financial Services Group, Inc.	3,065	455,306
US Bancorp	3,712	197,553
Wells Fargo & Co.	7,702	361,532

		2,067,567

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	3,292	152,288

Beverages-Non-alcoholic — 0.5%
Coca-Cola Amatil, Ltd.	852	6,718
Coca-Cola Bottlers Japan Holdings, Inc.	200	5,268
Coca-Cola Co.	20,577	1,201,697
Coca-Cola European Partners PLC	398	20,939
Coca-Cola HBC AG	337	12,420
Keurig Dr Pepper, Inc.	3,543	101,082
Suntory Beverage & Food, Ltd.	200	8,469
Vitasoy International Holdings, Ltd.	2,000	7,191

		1,363,784

Beverages-Wine/Spirits — 0.2%
Davide Campari-Milano SpA	976	9,444
Diageo PLC	6,094	241,118
Pernod Ricard SA	1,669	289,469
Remy Cointreau SA	38	4,040
Treasury Wine Estates, Ltd.	1,208	10,313

		554,384

Bicycle Manufacturing — 0.0%
Shimano, Inc.	100	15,318

Brewery — 0.5%
Anheuser-Busch InBev SA NV	4,504	339,816
Asahi Group Holdings, Ltd.	1,100	51,112
Budweiser Brewing Co. APAC, Ltd.†*	2,000	6,013
Carlsberg A/S, Class B	180	26,339
Constellation Brands, Inc., Class A	3,726	701,606
Heineken Holding NV	194	19,090
Heineken NV	1,152	125,387
Kirin Holdings Co., Ltd.	1,400	30,542

		1,299,905

Broadcast Services/Program — 0.1%
Discovery, Inc., Class C†	7,354	204,221

Building & Construction Products-Misc. — 0.1%
Cie de Saint-Gobain	827	31,236
Fletcher Building, Ltd.	1,434	5,100

180

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. (continued)
Fortune Brands Home & Security, Inc.	3,127	$214,856
Geberit AG	63	33,230
James Hardie Industries PLC CDI	900	18,838
Kingspan Group PLC	258	15,903
LIXIL Group Corp.	400	6,634
Sika AG	214	38,524
TOTO, Ltd.	200	8,092

		372,413

Building & Construction-Misc. — 0.0%
Eiffage SA	132	15,323
Ferrovial SA	830	26,343
HOCHTIEF AG	42	4,860
Kajima Corp.	800	10,141
LendLease Group	948	11,323
NWS Holdings, Ltd.	3,000	3,853
Obayashi Corp.	1,100	12,022
Shimizu Corp.	900	9,204
Taisei Corp.	300	11,911

		104,980

Building Products-Air & Heating — 0.1%
Daikin Industries, Ltd.	2,100	295,517
Rinnai Corp.	100	7,142

		302,659

Building Products-Cement — 0.3%
Boral, Ltd.	1,970	6,427
CRH PLC	2,674	100,704
HeidelbergCement AG	250	16,990
LafargeHolcim, Ltd.	4,962	252,652
Martin Marietta Materials, Inc.	927	244,543
Taiheiyo Cement Corp.	200	5,359
Vulcan Materials Co.	1,391	197,007

		823,682

Building Products-Doors & Windows — 0.0%
AGC, Inc.	400	13,414

Building-Heavy Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	439	14,558
Bouygues SA	375	14,802
Cellnex Telecom SA*	416	20,685
CIMIC Group, Ltd.	163	3,124
CK Infrastructure Holdings, Ltd.	1,000	6,958
Keppel Corp., Ltd.	2,300	11,207
Skanska AB, Class B	572	13,217
Vinci SA	3,154	349,365

		433,916

Building-Maintenance & Services — 0.0%
ISS A/S	265	6,419
Rentokil Initial PLC	3,108	19,205

		25,624

Building-Residential/Commercial — 0.2%
Barratt Developments PLC	15,111	161,009
Berkeley Group Holdings PLC	206	14,307
Daiwa House Industry Co., Ltd.	1,000	31,461
Iida Group Holdings Co., Ltd.	300	5,056
Persimmon PLC	534	21,619
Sekisui Chemical Co., Ltd.	700	11,615
Sekisui House, Ltd.	1,100	23,710

Security Description	Shares	Value (Note 2)
Building-Residential/Commercial (continued)
Taylor Wimpey PLC	50,923	$145,368

		414,145

Cable/Satellite TV — 0.4%
Charter Communications, Inc., Class A†	1,674	866,228
DISH Network Corp., Class A†	4,982	183,138
Telenet Group Holding NV	79	3,662

		1,053,028

Casino Hotels — 0.0%
Crown Resorts, Ltd.	626	4,850
Galaxy Entertainment Group, Ltd.	4,000	26,103
Melco Resorts & Entertainment, Ltd. ADR	348	7,019
Sands China, Ltd.	4,400	21,258
SJM Holdings, Ltd.	4,000	4,452
Wynn Macau, Ltd.	2,800	5,807

		69,489

Casino Services — 0.0%
Aristocrat Leisure, Ltd.	966	22,826
Sankyo Co., Ltd.	100	3,355
Sega Sammy Holdings, Inc.	300	4,148

		30,329

Cellular Telecom — 0.2%
Altice Europe NV†	1,142	7,349
Millicom International Cellular SA SDR	166	7,839
NTT DOCOMO, Inc.	2,200	62,964
Orange SA	11,516	163,366
Softbank Corp.	2,800	38,451
Tele2 AB, Class B	839	12,652
Telstra Corp., Ltd.	6,995	17,636
Vodafone Group PLC	63,096	124,145

		434,402

Chemicals-Diversified — 0.4%
AdvanSix, Inc.†	2,088	39,087
Air Water, Inc.	300	4,171
Arkema SA	116	10,662
Asahi Kasei Corp.	2,100	21,436
BASF SE	2,228	151,161
Covestro AG*	292	12,353
Croda International PLC	216	14,206
DuPont de Nemours, Inc.	3,862	197,657
Eastman Chemical Co.	5,106	363,905
Evonik Industries AG	352	9,688
Hitachi Chemical Co., Ltd.	200	8,376
Israel Chemicals, Ltd.	1,183	4,976
Johnson Matthey PLC	325	11,165
Koninklijke DSM NV	305	37,292
Kuraray Co., Ltd.	500	6,002
LANXESS AG	146	8,793
Mitsubishi Chemical Holdings Corp.	2,200	15,838
Mitsubishi Gas Chemical Co., Inc.	300	4,522
Nissan Chemical Corp.	300	12,302
Nitto Denko Corp.	300	16,549
Showa Denko KK	200	4,799
Solvay SA	125	12,880
Sumitomo Chemical Co., Ltd.	2,500	10,621
Symrise AG	216	22,251
Tosoh Corp.	500	7,020

		1,007,712

181

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Plastics — 0.0%
EMS-Chemie Holding AG	15	$9,836

Chemicals-Specialty — 0.2%
Brenntag AG	3,272	170,120
Chr. Hansen Holding A/S	1,084	80,828
Clariant AG	335	7,531
Daicel Corp.	7,600	71,698
Fuchs Petrolub SE (Preference Shares)	117	5,199
Givaudan SA	16	52,803
Novozymes A/S, Class B	368	19,208
Shin-Etsu Chemical Co., Ltd.	600	68,294
Toray Industries, Inc.	13,100	86,915
Umicore SA	331	15,248

		577,844

Coatings/Paint — 0.1%
Akzo Nobel NV	2,304	217,452
Kansai Paint Co., Ltd.	300	7,186
Nippon Paint Holdings Co., Ltd.	200	9,561

		234,199

Commercial Services — 0.1%
Amadeus IT Group SA	737	57,729
Edenred	403	21,777
Intertek Group PLC	271	20,608
Park24 Co., Ltd.	100	2,542
RELX PLC	9,389	249,330
SGS SA	11	31,776
Wirecard AG	197	29,139

		412,901

Commercial Services-Finance — 0.8%
Adyen NV†*	18	16,540
Experian PLC	1,529	53,169
Global Payments, Inc.	2,496	487,843
GMO Payment Gateway, Inc.	100	6,502
IHS Markit, Ltd.	2,549	201,014
PayPal Holdings, Inc.†	9,288	1,057,810
S&P Global, Inc.	1,197	351,595

		2,174,473

Communications Software — 0.0%
Slack Technologies, Inc., Class A†	1,781	36,920

Computer Aided Design — 0.1%
Dassault Systemes SE	223	38,703
Synopsys, Inc.†	1,246	183,797

		222,500

Computer Data Security — 0.0%
Check Point Software Technologies, Ltd.†	210	24,005
CyberArk Software, Ltd.†	63	8,708
Zscaler, Inc.†	1,596	89,520

		122,233

Computer Services — 0.3%
Atos SE	162	13,443
Capgemini SE	1,061	131,653
Computershare, Ltd.	821	9,755
Fujitsu, Ltd.	300	31,839
Leidos Holdings, Inc.	5,029	505,264
NEC Corp.	400	17,901
Nomura Research Institute, Ltd.	2,400	53,172

Security Description	Shares	Value (Note 2)
Computer Services (continued)
NTT Data Corp.	1,000	$14,031
Teleperformance	97	24,379

		801,437

Computers — 0.9%
Apple, Inc.	7,992	2,473,604
Hewlett Packard Enterprise Co.	3,668	51,095

		2,524,699

Computers-Integrated Systems — 0.1%
Ingenico Group SA	101	11,776
Itochu Techno-Solutions Corp.	100	2,954
OBIC Co., Ltd.	100	13,690
Otsuka Corp.	4,200	164,293

		192,713

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	3,031	236,539
Bureau Veritas SA	483	13,334
FTI Consulting, Inc.†	964	115,738
Worley, Ltd.	542	5,409

		371,020

Containers-Metal/Glass — 0.3%
Ball Corp.	6,398	461,808
Crown Holdings, Inc.†	4,484	331,950
Toyo Seikan Group Holdings, Ltd.	200	3,403

		797,161

Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	8,794	137,450
Packaging Corp. of America	1,550	148,413
WestRock Co.	3,201	124,839

		410,702

Cosmetics & Toiletries — 0.5%
Beiersdorf AG	169	19,198
Coty, Inc., Class A	6,588	67,593
Essity AB, Class B	1,019	32,289
Kao Corp.	3,800	303,640
Kose Corp.	100	13,359
L’Oreal SA	428	119,931
Lion Corp.	300	5,722
Pigeon Corp.	200	7,006
Procter & Gamble Co.	2,208	275,161
Shiseido Co., Ltd.	700	45,236
Unicharm Corp.	600	20,514
Unilever NV	7,610	442,601
Unilever PLC	1,865	111,392

		1,463,642

Cruise Lines — 0.2%
Carnival PLC	276	11,286
Royal Caribbean Cruises, Ltd.	3,916	458,485

		469,771

Data Processing/Management — 0.1%
Fair Isaac Corp.†	199	80,074
Fiserv, Inc.†	2,361	280,038

		360,112

Diagnostic Equipment — 0.3%
Sysmex Corp.	300	21,457
Thermo Fisher Scientific, Inc.	2,194	687,139

		708,596

182

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Kits — 0.0%
QIAGEN NV†	388	$12,982

Dialysis Centers — 0.0%
Fresenius Medical Care AG & Co. KGaA	362	28,016
Fresenius SE & Co. KGaA	701	35,912

		63,928

Distribution/Wholesale — 0.1%
Bunzl PLC	565	14,712
Copart, Inc.†	2,261	229,401
Ferguson PLC	1,341	120,194
Jardine Cycle & Carriage, Ltd.	300	6,364

		370,671

Diversified Banking Institutions — 1.6%
Banco Santander SA	52,825	208,800
Bank of America Corp.	24,895	817,303
Barclays PLC	29,120	64,398
BNP Paribas SA	6,731	357,916
Citigroup, Inc.	3,903	290,422
Credit Agricole SA	1,927	26,086
Credit Suisse Group AG	12,606	159,276
Deutsche Bank AG	6,679	61,300
HSBC Holdings PLC	61,945	450,915
Lloyds Banking Group PLC	245,456	182,704
Macquarie Group, Ltd.	754	71,812
Mitsubishi UFJ Financial Group, Inc.	64,200	328,442
Mizuho Financial Group, Inc.	40,500	59,724
Morgan Stanley	16,954	886,016
Natixis SA	6,440	27,233
Royal Bank of Scotland Group PLC	8,099	23,136
Societe Generale SA	1,372	44,380
Sumitomo Mitsui Financial Group, Inc.	7,900	276,841
UBS Group AG	6,519	80,969
UniCredit SpA	4,617	61,716

		4,479,389

Diversified Financial Services — 0.0%
Mebuki Financial Group, Inc.	1,500	3,316

Diversified Manufacturing Operations — 0.6%
Carlisle Cos., Inc.	785	122,641
Eaton Corp. PLC	8,216	776,166
Illinois Tool Works, Inc.	1,040	181,979
Ingersoll-Rand PLC	1,280	170,534
Parker-Hannifin Corp.	650	127,198
Siemens AG	1,870	231,582
Smiths Group PLC	665	14,878
Toshiba Corp.	900	28,626

		1,653,604

Diversified Minerals — 0.2%
BHP Group PLC	3,549	77,733
BHP Group, Ltd.	15,598	401,680
Sumitomo Metal Mining Co., Ltd.	400	11,372

		490,785

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	14,500	128,189
Jardine Matheson Holdings, Ltd.	400	22,281
Swire Pacific, Ltd., Class A	1,000	8,758
Washington H. Soul Pattinson & Co., Ltd.	201	2,843

		162,071

Security Description	Shares	Value (Note 2)
Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	2,678	$22,278

Drug Delivery Systems — 0.1%
DexCom, Inc.†	976	234,972

E-Commerce/Products — 1.0%
Amazon.com, Inc.†	1,449	2,910,635
Mercari, Inc.†	100	1,757
MonotaRO Co., Ltd.	200	4,848
Rakuten, Inc.†	1,300	10,082
ZOZO, Inc.	200	3,336

		2,930,658

E-Commerce/Services — 0.1%
Auto Trader Group PLC*	1,570	11,548
Booking Holdings, Inc.†	89	162,919
Delivery Hero SE†*	189	14,590
Lyft, Inc., Class A†	2,152	102,177

		291,234

E-Marketing/Info — 0.0%
CyberAgent, Inc.	200	7,985

Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,046	198,769
Brother Industries, Ltd.	400	7,734
Casio Computer Co., Ltd.	400	7,404
Legrand SA	448	35,938
Mabuchi Motor Co., Ltd.	3,100	113,219

		363,064

Electric-Distribution — 0.1%
AusNet Services	3,069	3,592
E.ON SE	3,798	43,157
Orsted A/S*	1,408	153,492
SSE PLC	9,023	180,308

		380,549

Electric-Generation — 0.1%
Electric Power Development Co., Ltd.	1,600	36,023
Electricite de France SA	1,012	12,480
Engie SA	3,069	52,832
HK Electric Investments & HK Electric Investments, Ltd.	5,000	4,983
Mercury NZ, Ltd.	1,290	4,345
Meridian Energy, Ltd.	2,153	7,393
Sembcorp Industries, Ltd.	1,700	2,618
Uniper SE	338	11,092

		131,766

Electric-Integrated — 1.5%
AGL Energy, Ltd.	1,102	14,538
American Electric Power Co., Inc.	8,001	833,864
Chubu Electric Power Co., Inc.	1,100	14,946
Chugoku Electric Power Co., Inc.	500	6,600
CLP Holdings, Ltd.	3,000	31,164
Duke Energy Corp.	1,401	136,780
Edison International	1,549	118,576
EDP - Energias de Portugal SA	4,301	21,579
Endesa SA	534	14,652
Enel SpA	51,630	449,902
Entergy Corp.	934	122,840
Fortum Oyj	746	18,076
Iberdrola SA	38,163	417,373
Iberdrola SA - Interim Line†	779	8,527
Kansai Electric Power Co., Inc.	1,200	13,449

183

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
Kyushu Electric Power Co., Inc.	700	$5,722
NextEra Energy, Inc.	3,996	1,071,727
Origin Energy, Ltd.	2,957	15,972
Power Assets Holdings, Ltd.	1,500	10,807
RWE AG	988	34,366
Tohoku Electric Power Co., Inc.	700	6,541
Tokyo Electric Power Co. Holdings, Inc.†	2,600	10,281
Verbund AG	114	6,019
Xcel Energy, Inc.	14,365	993,914

		4,378,215

Electric-Transmission — 0.0%
Red Electrica Corp. SA	727	14,529
Terna Rete Elettrica Nazionale SpA	2,449	17,103

		31,632

Electronic Components-Misc. — 0.2%
Alps Alpine Co., Ltd.	400	7,136
Garmin, Ltd.	1,809	175,383
Hitachi High-Technologies Corp.	100	7,185
Hoya Corp.	600	57,675
Kyocera Corp.	600	39,374
Minebea Mitsumi, Inc.	600	11,673
Murata Manufacturing Co., Ltd.	1,000	57,132
Nidec Corp.	400	50,637
Omron Corp.	300	17,202
TDK Corp.	200	21,201
Venture Corp., Ltd.	500	5,908

		450,506

Electronic Components-Semiconductors — 0.9%
Advanced Micro Devices, Inc.†	18,252	857,844
Hamamatsu Photonics KK	200	8,495
Infineon Technologies AG	10,184	220,771
Microchip Technology, Inc.	935	91,144
NVIDIA Corp.	1,279	302,394
Rohm Co., Ltd.	200	14,408
STMicroelectronics NV	1,148	32,123
SUMCO Corp.	400	6,161
Texas Instruments, Inc.	8,198	989,089
Xilinx, Inc.	1,233	104,164

		2,626,593

Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,630	162,136
Hirose Electric Co., Ltd.	100	12,432

		174,568

Electronic Measurement Instruments — 0.1%
Halma PLC	638	17,736
Keysight Technologies, Inc.†	2,126	197,697
Sartorius AG (Preference Shares)	60	13,999
Yokogawa Electric Corp.	300	5,208

		234,640

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	1,407	106,848

Electronic Security Devices — 0.0%
Assa Abloy AB, Class B	1,684	40,072

Electronics-Military — 0.1%
Thales SA	1,516	167,148

Security Description	Shares	Value (Note 2)
Energy-Alternate Sources — 0.0%
Siemens Gamesa Renewable Energy SA	401	$6,389
Vestas Wind Systems A/S	320	31,910

		38,299

Engineering/R&D Services — 0.0%
JGC Corp.	300	4,318

Enterprise Software/Service — 0.3%
AVEVA Group PLC	109	7,069
Coupa Software, Inc.†	568	91,533
Micro Focus International PLC	576	7,788
Oracle Corp. Japan	100	8,669
SAP SE	4,810	629,451
Temenos AG	107	17,222
Veeva Systems, Inc., Class A†	766	112,303
WiseTech Global, Ltd.	243	3,964
Workday, Inc., Class A†	450	83,084

		961,083

Entertainment Software — 0.1%
Konami Holdings Corp.	100	3,915
Nexon Co., Ltd.†	800	10,756
Square Enix Holdings Co., Ltd.	100	4,953
Take-Two Interactive Software, Inc.†	2,404	299,634
Ubisoft Entertainment SA†	140	10,675

		329,933

Explosives — 0.0%
Orica, Ltd.	638	9,602

Filtration/Separation Products — 0.0%
Alfa Laval AB	529	13,175

Finance-Consumer Loans — 0.0%
Acom Co., Ltd.	300	1,404

Finance-Credit Card — 1.0%
American Express Co.	1,823	236,753
Capital One Financial Corp.	4,713	470,357
Credit Saison Co., Ltd.	200	3,210
Mastercard, Inc., Class A	6,516	2,058,665

		2,768,985

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	9,924	452,038
Daiwa Securities Group, Inc.	2,600	13,171
Nomura Holdings, Inc.	5,600	28,699
SBI Holdings, Inc.	400	9,278
TD Ameritrade Holding Corp.	1,314	62,389

		565,575

Finance-Leasing Companies — 0.0%
AerCap Holdings NV†	222	12,567
Mitsubishi UFJ Lease & Finance Co., Ltd.	700	4,392
ORIX Corp.	2,200	37,182
Tokyo Century Corp.	100	5,066

		59,207

Finance-Other Services — 0.3%
ASX, Ltd.	325	18,310
Deutsche Boerse AG	1,302	212,348
Hong Kong Exchanges & Clearing, Ltd.	7,400	243,805
Japan Exchange Group, Inc.	900	16,153
London Stock Exchange Group PLC	527	54,668
Nasdaq, Inc.	1,680	195,653

184

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services (continued)
Singapore Exchange, Ltd.	1,300	$8,189

		749,126

Fisheries — 0.0%
Mowi ASA	737	17,590
Toyo Suisan Kaisha, Ltd.	200	8,380

		25,970

Food-Baking — 0.0%
Yamazaki Baking Co., Ltd.	200	3,810

Food-Catering — 0.0%
Compass Group PLC	2,665	66,007
Sodexo SA	369	38,632

		104,639

Food-Confectionery — 0.0%
Barry Callebaut AG	6	13,305
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	16,788

		30,093

Food-Dairy Products — 0.0%
a2 Milk Co., Ltd.†	1,232	11,746
Danone SA	1,043	83,526
Yakult Honsha Co., Ltd.	200	10,063

		105,335

Food-Flour & Grain — 0.0%
Nisshin Seifun Group, Inc.	400	6,816

Food-Meat Products — 0.0%
WH Group, Ltd.*	16,000	15,159

Food-Misc./Diversified — 0.6%
Ajinomoto Co., Inc.	800	13,186
Associated British Foods PLC	599	20,837
Calbee, Inc.	100	3,267
Kerry Group PLC, Class A	267	34,264
Kikkoman Corp.	200	9,664
MEIJI Holdings Co., Ltd.	200	14,040
Nestle SA	12,486	1,378,379
NH Foods, Ltd.	200	8,807
Nissin Foods Holdings Co., Ltd.	100	7,530
Orkla ASA	1,284	12,475
Post Holdings, Inc.†	1,700	177,769
Wilmar International, Ltd.	3,200	9,024

		1,689,242

Food-Retail — 0.2%
Carrefour SA	995	16,870
Casino Guichard Perrachon SA	92	3,747
Coles Group, Ltd.	1,905	20,652
Colruyt SA	96	4,803
Dairy Farm International Holdings, Ltd.	700	3,584
ICA Gruppen AB	152	6,676
J Sainsbury PLC	2,961	7,939
Jardine Strategic Holdings, Ltd.	400	12,194
Jeronimo Martins SGPS SA	423	7,269
Koninklijke Ahold Delhaize NV	1,989	48,859
METRO AG	303	4,238
Ocado Group PLC†	764	12,384
Seven & i Holdings Co., Ltd.	5,400	207,034
Tesco PLC	16,457	53,805
WM Morrison Supermarkets PLC	3,980	9,544

Security Description	Shares	Value (Note 2)
Food-Retail (continued)
Woolworths Group, Ltd.	2,115	$57,996

		477,594

Gambling (Non-Hotel) — 0.0%
Flutter Entertainment PLC	132	15,011
Genting Singapore, Ltd.	10,200	6,394
Tabcorp Holdings, Ltd.	3,387	10,507

		31,912

Gas-Distribution — 0.1%
Centrica PLC	9,573	10,768
Enagas SA	381	10,266
Hong Kong & China Gas Co., Ltd.	17,000	32,529
National Grid PLC	5,887	78,388
Naturgy Energy Group SA	504	13,296
NiSource, Inc.	2,036	59,675
Osaka Gas Co., Ltd.	700	11,783
Toho Gas Co., Ltd.	100	3,851
Tokyo Gas Co., Ltd.	2,700	59,185

		279,741

Gas-Transportation — 0.0%
Snam SpA	3,498	18,770

Gold Mining — 0.0%
Newcrest Mining, Ltd.	1,291	25,991

Home Decoration Products — 0.0%
Newell Brands, Inc.	2,686	52,458

Hotels/Motels — 0.2%
Accor SA	309	12,674
City Developments, Ltd.	800	6,093
Hilton Worldwide Holdings, Inc.	2,197	236,837
InterContinental Hotels Group PLC	4,490	276,728
Whitbread PLC	1,277	75,242

		607,574

Human Resources — 0.1%
Adecco Group AG	266	15,642
Persol Holdings Co., Ltd.	3,100	55,520
Randstad NV	200	11,481
Recruit Holdings Co., Ltd.	2,300	89,954

		172,597

Import/Export — 0.1%
ITOCHU Corp.	2,300	53,664
Marubeni Corp.	2,600	18,661
Mitsubishi Corp.	8,400	215,628
Mitsui & Co., Ltd.	2,800	49,849
Sumitomo Corp.	2,000	29,816
Toyota Tsusho Corp.	400	13,728

		381,346

Industrial Automated/Robotic — 0.2%
FANUC Corp.	300	54,579
Keyence Corp.	1,000	339,056
Nabtesco Corp.	200	5,708
SMC Corp.	100	43,268
THK Co., Ltd.	200	4,983
Yaskawa Electric Corp.	400	13,756

		461,350

Industrial Gases — 0.2%
Air Liquide SA	3,512	508,745
Taiyo Nippon Sanso Corp.	200	4,383

		513,128

185

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Instruments-Controls — 0.1%
ABB, Ltd.	3,097	$72,070
Honeywell International, Inc.	1,197	207,345

		279,415

Insurance Brokers — 0.1%
Arthur J. Gallagher & Co.	2,164	221,962
Marsh & McLennan Cos., Inc.	1,326	148,326

		370,288

Insurance-Life/Health — 0.6%
AIA Group, Ltd.	54,400	536,330
AMP, Ltd.	5,619	6,763
Aviva PLC	10,927	57,666
AXA SA	6,107	162,704
Baloise Holding AG	82	14,826
Challenger, Ltd.	924	5,411
Dai-ichi Life Holdings, Inc.	1,900	28,105
Japan Post Holdings Co., Ltd.	2,400	21,805
Japan Post Insurance Co., Ltd.	400	6,751
Legal & General Group PLC	10,017	40,311
M&G PLC†	56,421	178,509
NN Group NV	516	17,935
Prudential Financial, Inc.	798	72,666
Prudential PLC	19,886	353,923
Sony Financial Holdings, Inc.	200	4,593
Suncorp Group, Ltd.	2,118	17,981
Swiss Life Holding AG	50	25,137
T&D Holdings, Inc.	13,100	138,510

		1,689,926

Insurance-Multi-line — 0.5%
Aegon NV	2,993	12,161
Ageas	307	16,926
Allianz SE	931	223,174
Assicurazioni Generali SpA	4,812	93,813
Chubb, Ltd.	1,180	179,348
CNP Assurances	288	5,194
Direct Line Insurance Group PLC	2,311	10,343
Hartford Financial Services Group, Inc.	3,094	183,412
Loews Corp.	7,979	410,519
Mapfre SA	1,811	4,633
Medibank Private, Ltd.	4,628	9,414
Sampo Oyj, Class A	745	33,751
Zurich Insurance Group AG	432	179,565

		1,362,253

Insurance-Property/Casualty — 0.7%
Admiral Group PLC	317	9,431
Alleghany Corp.†	140	111,672
Berkshire Hathaway, Inc., Class B†	1,388	311,509
Gjensidige Forsikring ASA	336	7,300
Insurance Australia Group, Ltd.	3,884	18,114
MS&AD Insurance Group Holdings, Inc.	800	26,467
Progressive Corp.	8,728	704,262
QBE Insurance Group, Ltd.	2,233	20,172
RSA Insurance Group PLC	1,726	12,522
Sompo Holdings, Inc.	600	22,385
Tokio Marine Holdings, Inc.	5,100	276,104
Travelers Cos., Inc.	2,386	314,045
Tryg A/S	203	6,157

		1,840,140

Security Description	Shares	Value (Note 2)
Insurance-Reinsurance — 0.2%
Fairfax Financial Holdings, Ltd.	254	$113,375
Hannover Rueck SE	101	19,674
Muenchener Rueckversicherungs-Gesellschaft AG	251	74,064
SCOR SE	274	11,671
Swiss Re AG	2,191	247,583

		466,367

Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	3,611	729,097
LINE Corp.†	100	4,946
Netflix, Inc.†	2,114	729,520

		1,463,563

Internet Content-Information/News — 0.1%
Kakaku.com, Inc.	200	5,247
M3, Inc.	700	20,514
Prosus NV†	825	59,456
SEEK, Ltd.	561	8,371
Spotify Technology SA†	1,144	161,647

		255,235

Internet Gambling — 0.0%
GVC Holdings PLC	978	11,340

Internet Security — 0.0%
Trend Micro, Inc.†	200	10,475

Investment Companies — 0.0%
EXOR NV	182	13,423
Groupe Bruxelles Lambert SA	136	13,666
Industrivarden AB, Class C	281	6,629
Investor AB, Class B	765	41,937
Kinnevik AB, Class B†	407	9,836
L E Lundbergforetagen AB, Class B	128	5,547
Melrose Industries PLC	8,164	25,239
Pargesa Holding SA	65	5,215
Wendel SA	47	6,282

		127,774

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	1,839	304,189
Amundi SA*	102	8,320
BlackRock, Inc.	435	229,397
Hargreaves Lansdown PLC	478	10,832
Julius Baer Group, Ltd.	376	18,796
Magellan Financial Group, Ltd.	209	9,153
Schroders PLC	209	8,857
St James’s Place PLC	890	13,385
Standard Life Aberdeen PLC	4,186	16,737
T. Rowe Price Group, Inc.	2,162	288,692

		908,358

Leisure Products — 0.0%
Yamaha Corp.	200	10,091

Machine Tools & Related Products — 0.0%
Amada Holdings Co., Ltd.	500	5,207
DMG Mori Seiki Co., Ltd.	6,900	95,045
Techtronic Industries Co., Ltd.	2,500	19,816

		120,068

Machinery-Construction & Mining — 0.0%
Epiroc AB, Class A	1,107	12,807
Epiroc AB, Class B	655	7,415
Hitachi Construction Machinery Co., Ltd.	200	5,317

186

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Construction & Mining (continued)
Komatsu, Ltd.	1,500	$32,959
Sandvik AB	1,897	34,661
Weir Group PLC	436	7,735

		100,894

Machinery-Electrical — 0.1%
Fuji Electric Co., Ltd.	200	5,834
Hitachi, Ltd.	3,800	145,112
Mitsubishi Electric Corp.	3,100	42,777
Mitsubishi Heavy Industries, Ltd.	600	21,752
Schindler Holding AG (Participation Certificate)	68	17,563
Schindler Holding AG	34	8,466

		241,504

Machinery-Farming — 0.0%
CNH Industrial NV	1,706	16,282
Husqvarna AB, Class B	702	5,299
Kubota Corp.	1,800	27,908

		49,489

Machinery-General Industrial — 0.2%
ANDRITZ AG	122	4,808
Atlas Copco AB, Class A	1,128	40,025
Atlas Copco AB, Class B	656	20,416
GEA Group AG	258	7,744
Hexagon AB, Class B	438	23,871
Kone Oyj, Class B	577	37,256
Metso Oyj	177	6,280
Middleby Corp.†	873	97,916
Nordson Corp.	1,073	181,187
Spirax-Sarco Engineering PLC	124	14,591
Sumitomo Heavy Industries, Ltd.	200	5,195

		439,289

Machinery-Material Handling — 0.0%
Daifuku Co., Ltd.	200	12,055
KION Group AG	109	6,860

		18,915

Machinery-Pumps — 0.1%
Dover Corp.	1,790	203,792
Gardner Denver Holdings, Inc.†	2,401	84,779

		288,571

Medical Instruments — 0.6%
Alcon, Inc.†	729	43,067
Boston Scientific Corp.†	15,534	650,409
Intuitive Surgical, Inc.†	1,194	668,377
Medtronic PLC	1,559	179,971
Olympus Corp.	5,200	83,703
Shimadzu Corp.	400	11,196

		1,636,723

Medical Labs & Testing Services — 0.3%
BioMerieux	70	6,943
Catalent, Inc.†	2,281	139,369
Eurofins Scientific SE	19	10,236
Lonza Group AG	125	51,396
PeptiDream, Inc.†	200	9,508
Quest Diagnostics, Inc.	3,364	372,294
Teladoc Health, Inc.†	2,927	297,705

		887,451

Security Description	Shares	Value (Note 2)
Medical Laser Systems — 0.0%
Carl Zeiss Meditec AG	68	$8,337

Medical Products — 0.2%
Asahi Intecc Co., Ltd.	300	8,427
Baxter International, Inc.	3,195	285,058
Cochlear, Ltd.	97	15,375
Coloplast A/S, Class B	200	25,216
Demant A/S†	191	6,205
Koninklijke Philips NV	2,316	106,016
Sartorius Stedim Biotech	46	8,287
Siemens Healthineers AG*	252	11,889
Smith & Nephew PLC	1,470	35,377
Sonova Holding AG	93	23,340
Straumann Holding AG	18	17,181
Terumo Corp.	1,100	39,263

		581,634

Medical-Biomedical/Gene — 0.6%
Alexion Pharmaceuticals, Inc.†	2,207	219,354
Amgen, Inc.	1,282	276,976
BeiGene, Ltd. ADR†	59	8,989
Biogen, Inc.†	520	139,802
CSL, Ltd.	1,465	299,549
Exact Sciences Corp.†	1,973	184,041
Exelixis, Inc.†	6,983	120,108
Genmab A/S†	109	25,203
H. Lundbeck A/S	117	4,961
Illumina, Inc.†	563	163,309
Intercept Pharmaceuticals, Inc.†	849	78,456
Regeneron Pharmaceuticals, Inc.†	309	104,424
Sage Therapeutics, Inc.†	753	49,909

		1,675,081

Medical-Drugs — 2.8%
AbbVie, Inc.	8,042	651,563
Allergan PLC	1,208	225,461
Astellas Pharma, Inc.	3,300	58,470
AstraZeneca PLC	3,407	333,112
Bayer AG	3,335	269,297
Bristol-Myers Squibb Co.	12,741	802,046
Chugai Pharmaceutical Co., Ltd.	400	40,939
Daiichi Sankyo Co., Ltd.	1,000	67,735
Eisai Co., Ltd.	400	29,742
Eli Lilly & Co.	3,591	501,447
Galapagos NV†	73	16,329
GlaxoSmithKline PLC	21,509	505,033
Grifols SA	501	16,830
Hisamitsu Pharmaceutical Co., Inc.	100	5,037
Ipsen SA	63	4,701
Jazz Pharmaceuticals PLC†	1,278	183,201
Johnson & Johnson	2,313	344,336
Kobayashi Pharmaceutical Co., Ltd.	100	8,082
Kyowa Kirin Co., Ltd.	400	9,397
Merck & Co., Inc.	2,812	240,257
Merck KGaA	217	27,910
Nippon Shinyaku Co., Ltd.	100	8,937
Novartis AG	8,930	844,729
Novo Nordisk A/S, Class B	8,968	547,456
Ono Pharmaceutical Co., Ltd.	600	13,822
Orion Oyj, Class B	175	8,279
Otsuka Holdings Co., Ltd.	4,800	212,321
Pfizer, Inc.	8,689	323,578
Recordati SpA	176	7,539
Roche Holding AG	2,999	1,009,346

187

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Sanofi	5,729	$552,527
Santen Pharmaceutical Co., Ltd.	600	11,220
Shionogi & Co., Ltd.	400	23,779
Sumitomo Dainippon Pharma Co., Ltd.	300	5,136
Taisho Pharmaceutical Holdings Co., Ltd.	100	7,064
Takeda Pharmaceutical Co., Ltd.	2,500	95,946
UCB SA	212	19,532
Vifor Pharma AG	76	14,005

		8,046,141

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Industries, Ltd. ADR†	1,831	19,042

Medical-HMO — 0.6%
Anthem, Inc.	138	36,609
UnitedHealth Group, Inc.	6,321	1,722,156

		1,758,765

Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	2,949	94,752
HCA Healthcare, Inc.	780	108,264
NMC Health PLC	210	3,572
Ramsay Health Care, Ltd.	272	14,158

		220,746

Medical-Wholesale Drug Distribution — 0.1%
Alfresa Holdings Corp.	300	6,052
AmerisourceBergen Corp.	1,393	119,185
Medipal Holdings Corp.	400	8,492
Suzuken Co., Ltd.	100	3,826

		137,555

Metal Processors & Fabrication — 0.0%
NSK, Ltd.	600	4,958
SKF AB, Class B	638	11,645

		16,603

Metal Products-Distribution — 0.0%
MISUMI Group, Inc.	400	9,920

Metal-Aluminum — 0.0%
Alumina, Ltd.	4,113	5,935
Norsk Hydro ASA	2,260	7,113

		13,048

Metal-Copper — 0.0%
Antofagasta PLC	663	7,185

Metal-Diversified — 0.2%
Anglo American PLC	1,771	46,404
Boliden AB	460	10,951
Glencore PLC	18,543	54,358
Mitsubishi Materials Corp.	200	5,012
Rio Tinto PLC	2,895	156,011
Rio Tinto, Ltd.	3,508	228,488
South32, Ltd.	8,489	14,542

		515,766

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	2,328	17,443

Miscellaneous Manufacturing — 0.1%
Alstom SA	3,893	207,418
Knorr-Bremse AG	81	8,854

		216,272

Security Description	Shares	Value (Note 2)
Motion Pictures & Services — 0.0%
Toho Co., Ltd.	300	$11,056

Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.	500	9,191

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	756	15,760

Multimedia — 0.0%
Bollore SA	1,476	6,007
Informa PLC	2,104	21,604
Pearson PLC	1,313	9,848
Vivendi SA	1,537	42,102

		79,561

Networking Products — 0.1%
Arista Networks, Inc.†	515	115,020
Cisco Systems, Inc.	3,738	171,836
Telefonaktiebolaget LM Ericsson, Class B	5,163	40,625

		327,481

Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.	4,025	387,648

Office Automation & Equipment — 0.1%
Canon, Inc.	1,700	44,796
FUJIFILM Holdings Corp.	600	29,676
Konica Minolta, Inc.	700	4,334
Ricoh Co., Ltd.	1,100	12,444
Seiko Epson Corp.	400	5,855
Zebra Technologies Corp., Class A†	1,068	255,273

		352,378

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,591	208,803

Oil Companies-Exploration & Production — 0.5%
Aker BP ASA	182	5,151
Cabot Oil & Gas Corp.	5,013	70,633
ConocoPhillips	5,336	317,119
Diamondback Energy, Inc.	6,334	471,250
EOG Resources, Inc.	1,531	111,625
EQT Corp.	7,065	42,743
Inpex Corp.	1,800	16,858
Lundin Petroleum AB	4,890	148,611
Oil Search, Ltd.	2,304	10,996
Pioneer Natural Resources Co.	1,229	165,915
Santos, Ltd.	2,975	16,986
Woodside Petroleum, Ltd.	1,573	36,000

		1,413,887

Oil Companies-Integrated — 1.1%
BP PLC	95,895	577,927
Chevron Corp.	9,787	1,048,579
Eni SpA	4,275	59,961
Equinor ASA	1,683	30,607
Galp Energia SGPS SA	842	12,729
OMV AG	247	12,306
Repsol SA	2,529	34,849
Royal Dutch Shell PLC, Class A	14,082	370,395
Royal Dutch Shell PLC, Class B	13,518	355,928
TOTAL SA	10,881	530,239

		3,033,520

Oil Refining & Marketing — 0.2%
Caltex Australia, Ltd.	420	9,504
DCC PLC	165	13,349

188

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Refining & Marketing (continued)
Idemitsu Kosan Co., Ltd.	300	$7,486
JXTG Holdings, Inc.	5,400	23,045
Marathon Petroleum Corp.	3,150	171,675
Murphy USA, Inc.†	1,148	117,291
Neste Oyj	711	28,291
PBF Energy, Inc., Class A	2,710	73,983
Phillips 66	990	90,456

		535,080

Optical Supplies — 0.0%
EssilorLuxottica SA	479	71,101

Paper & Related Products — 0.0%
Mondi PLC	816	16,704
Oji Holdings Corp.	1,400	7,069
Smurfit Kappa Group PLC	379	13,128
Stora Enso Oyj, Class R	978	12,738
UPM-Kymmene Oyj	897	28,361

		78,000

Petrochemicals — 0.0%
Mitsui Chemicals, Inc.	300	6,562

Pharmacy Services — 0.2%
Cigna Corp.	2,299	442,282

Photo Equipment & Supplies — 0.0%
Nikon Corp.	600	7,228

Pipelines — 0.2%
APA Group	1,983	14,783
Equitrans Midstream Corp.	5,580	53,959
Kinder Morgan, Inc.	8,757	182,759
Koninklijke Vopak NV	118	6,320
Williams Cos., Inc.	8,218	170,030

		427,851

Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	2,640	273,478
Schneider Electric SE	3,443	345,136

		618,614

Printing-Commercial — 0.0%
Dai Nippon Printing Co., Ltd.	400	11,064
Toppan Printing Co., Ltd.	300	5,967

		17,031

Private Equity — 0.1%
3i Group PLC	18,040	262,399
Eurazeo SE	68	4,894
Partners Group Holding AG	32	29,348

		296,641

Public Thoroughfares — 0.0%
Atlantia SpA	833	20,477
Transurban Group	4,587	47,500

		67,977

Publishing-Newspapers — 0.0%
New York Times Co., Class A	3,062	98,014
Schibsted ASA, Class B	165	4,688
Singapore Press Holdings, Ltd.	2,400	3,511

		106,213

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	470	35,332

Security Description	Shares	Value (Note 2)
Radio — 0.0%
Entercom Communications Corp., Class A	16,908	$67,125

Real Estate Investment Trusts — 1.1%
American Homes 4 Rent, Class A	3,919	107,106
Ascendas Real Estate Investment Trust	4,872	11,190
British Land Co. PLC	1,522	11,180
Brixmor Property Group, Inc.	6,335	126,447
CapitaLand Commercial Trust	4,400	6,594
CapitaLand Mall Trust	4,300	7,895
Covivio	82	9,745
Daiwa House REIT Investment Corp.	3	8,006
Dexus	11,594	97,274
EastGroup Properties, Inc.	467	63,545
Federal Realty Investment Trust	985	123,145
Gecina SA	77	14,565
Goodman Group	15,363	150,669
GPT Group	3,254	12,915
ICADE	50	5,586
Japan Prime Realty Investment Corp.	2	9,257
Japan Real Estate Investment Corp.	2	14,566
Japan Retail Fund Investment Corp.	5	10,695
Kimco Realty Corp.	7,256	138,227
Klepierre SA	343	11,682
Land Securities Group PLC	1,184	14,592
Link REIT	3,500	35,289
Mapletree Commercial Trust	3,500	6,008
Mid-America Apartment Communities, Inc.	1,419	194,701
Mirvac Group	6,565	14,691
Nippon Building Fund, Inc.	2	16,166
Nippon Prologis REIT, Inc.	4	11,465
Nomura Real Estate Master Fund, Inc.	7	12,313
Orix JREIT, Inc.	4	8,441
Outfront Media, Inc.	4,618	137,339
Prologis, Inc.	10,641	988,336
Public Storage	1,062	237,633
Rayonier, Inc.	4,450	135,191
Scentre Group	8,935	22,793
Segro PLC	1,822	21,965
Stockland	4,042	13,113
Suntec Real Estate Investment Trust	3,200	4,284
Unibail-Rodamco-Westfield (Euronext Amsterdam)	662	89,815
United Urban Investment Corp.	5	8,964
Vicinity Centres	5,472	9,193
Weyerhaeuser Co.	2,775	80,336

		3,002,917

Real Estate Management/Services — 0.2%
Aeon Mall Co., Ltd.	200	3,327
CBRE Group, Inc., Class A†	7,025	428,876
Daito Trust Construction Co., Ltd.	100	11,778
Deutsche Wohnen SE	600	25,432
Mitsubishi Estate Co., Ltd.	2,000	39,176
REA Group, Ltd.	89	6,664
Swiss Prime Site AG	128	15,637
Vonovia SE	872	49,820

		580,710

Real Estate Operations & Development — 0.2%
Aroundtown SA	1,529	14,482
Azrieli Group, Ltd.	71	5,241
CapitaLand, Ltd.	4,300	11,321

189

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Operations & Development (continued)
CK Asset Holdings, Ltd.	16,500	$105,402
Hang Lung Properties, Ltd.	4,000	8,335
Henderson Land Development Co., Ltd.	3,000	13,440
Hongkong Land Holdings, Ltd.	2,100	11,088
Hulic Co., Ltd.	500	6,063
Kerry Properties, Ltd.	1,000	2,780
Mitsui Fudosan Co., Ltd.	7,500	198,197
New World Development Co., Ltd.	10,000	12,469
Nomura Real Estate Holdings, Inc.	200	4,928
Sino Land Co., Ltd.	2,000	2,721
Sumitomo Realty & Development Co., Ltd.	600	22,118
Sun Hung Kai Properties, Ltd.	3,000	41,584
Swire Properties, Ltd.	2,000	6,182
Tokyu Fudosan Holdings Corp.	1,100	7,766
UOL Group, Ltd.	900	5,227
Wharf Real Estate Investment Co., Ltd.	2,000	10,279
Wheelock & Co., Ltd.	1,000	6,094

		495,717

Rental Auto/Equipment — 0.0%
Ashtead Group PLC	794	25,611

Resort/Theme Parks — 0.0%
Oriental Land Co., Ltd.	300	39,167

Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	964	14,457

Retail-Apparel/Shoe — 0.5%
ABC-Mart, Inc.	100	6,436
Fast Retailing Co., Ltd.	100	53,562
Hennes & Mauritz AB, Class B	1,350	29,658
Industria de Diseno Textil SA	10,186	342,762
JD Sports Fashion PLC	741	8,067
Lululemon Athletica, Inc.†	897	214,733
Next PLC	231	20,938
Ross Stores, Inc.	5,634	632,078
Zalando SE†*	232	11,163

		1,319,397

Retail-Auto Parts — 0.4%
AutoZone, Inc.†	229	242,273
O’Reilly Automotive, Inc.†	2,243	910,882

		1,153,155

Retail-Automobile — 0.0%
USS Co., Ltd.	500	9,098

Retail-Building Products — 0.3%
Home Depot, Inc.	2,719	620,204
Kingfisher PLC	3,546	9,600
Nitori Holdings Co., Ltd.	700	109,105
Wesfarmers, Ltd.	1,905	56,579

		795,488

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,439	121,869
Dixons Carphone PLC	30,835	55,105
Yamada Denki Co., Ltd.	1,200	6,037

		183,011

Retail-Convenience Store — 0.0%
FamilyMart Co., Ltd.	400	8,709
Lawson, Inc.	100	5,763

		14,472

Security Description	Shares	Value (Note 2)
Retail-Discount — 0.0%
Aeon Co., Ltd.	1,000	$20,425
Harvey Norman Holdings, Ltd.	892	2,487
Pan Pacific International Holdings Corp.	800	12,901

		35,813

Retail-Drug Store — 0.1%
Sundrug Co., Ltd.	100	3,381
Tsuruha Holdings, Inc.	100	12,246
Walgreens Boots Alliance, Inc.	3,482	177,060
Welcia Holdings Co., Ltd.	100	5,524

		198,211

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,805	167,775

Retail-Jewelry — 0.2%
Cie Financiere Richemont SA	3,658	266,785
Pandora A/S	176	9,096
Swatch Group AG (TRQX)	94	4,579
Swatch Group AG (XEGT)	49	12,300
Tiffany & Co.	1,451	194,463

		487,223

Retail-Major Department Stores — 0.1%
Marks & Spencer Group PLC	3,277	7,578
Marui Group Co., Ltd.	4,600	105,890
Nordstrom, Inc.	3,276	120,753

		234,221

Retail-Misc./Diversified — 0.0%
Dufry AG	72	6,253
Ryohin Keikaku Co., Ltd.	500	8,361

		14,614

Retail-Regional Department Stores — 0.1%
Isetan Mitsukoshi Holdings, Ltd.	700	5,459
J. Front Retailing Co., Ltd.	500	6,014
Kohl’s Corp.	2,892	123,633

		135,106

Retail-Restaurants — 0.3%
Brinker International, Inc.	2,798	119,446
McDonald’s Corp.	2,704	578,575
McDonald’s Holdings Co. Japan, Ltd.	100	4,758
Yum! Brands, Inc.	2,600	275,002

		977,781

Retail-Vision Service Center — 0.0%
National Vision Holdings, Inc.†	3,035	103,554

Retirement/Aged Care — 0.0%
Ryman Healthcare, Ltd.	672	7,079

Rubber & Vinyl — 0.0%
JSR Corp.	300	5,315

Rubber-Tires — 0.1%
Bridgestone Corp.	4,200	148,413
Cie Generale des Etablissements Michelin SCA	287	33,381
Continental AG	185	21,158
Nokian Renkaat Oyj	209	5,639
Pirelli & C SpA*	672	3,246
Sumitomo Rubber Industries, Ltd.	300	3,281
Yokohama Rubber Co., Ltd.	200	3,378

		218,496

190

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Satellite Telecom — 0.0%
Eutelsat Communications SA	293	$4,395
SES SA FDR	612	7,527

		11,922

Schools — 0.0%
Benesse Holdings, Inc.	200	5,485

Security Services — 0.0%
G4S PLC	2,607	6,720
Secom Co., Ltd.	400	35,219
Securitas AB, Class B	526	8,266
Sohgo Security Services Co., Ltd.	100	5,205

		55,410

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	7,459	818,625
NXP Semiconductors NV	497	63,049
QUALCOMM, Inc.	4,227	360,605
Renesas Electronics Corp.†	4,900	31,078
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,240	822,046

		2,095,403

Semiconductor Equipment — 0.3%
Advantest Corp.	300	15,813
ASM Pacific Technology, Ltd.	500	6,747
ASML Holding NV	2,053	575,775
KLA Corp.	1,280	212,147
Tokyo Electron, Ltd.	300	65,879

		876,361

Shipbuilding — 0.0%
Wartsila Oyj Abp	8,455	103,730
Yangzijiang Shipbuilding Holdings, Ltd.	4,000	2,703

		106,433

Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA	175	16,237
Henkel AG & Co. KGaA (Preference Shares)	882	89,971
Reckitt Benckiser Group PLC	1,189	98,479

		204,687

Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	100	2,759
Tenaris SA	794	8,217

		10,976

Steel-Producers — 0.0%
ArcelorMittal	3,791	55,971
BlueScope Steel, Ltd.	896	8,393
Evraz PLC	849	3,921
JFE Holdings, Inc.	800	9,388
Nippon Steel Corp.	1,400	19,311
thyssenkrupp AG†	680	8,413
voestalpine AG	195	4,736

		110,133

Steel-Specialty — 0.0%
Hitachi Metals, Ltd.	300	4,660

Telecom Services — 0.1%
HKT Trust & HKT, Ltd.	6,000	8,954
PCCW, Ltd.	8,000	4,724
Singapore Telecommunications, Ltd.	13,700	32,822

Security Description	Shares	Value (Note 2)
Telecom Services (continued)
Spark New Zealand, Ltd.	3,086	$9,268
Telenor ASA	11,407	206,551
TPG Telecom, Ltd.	624	3,086

		265,405

Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	7,214	87,903
NICE, Ltd.†	104	17,908

		105,811

Telephone-Integrated — 0.8%
BT Group PLC	14,173	30,204
Deutsche Telekom AG	18,539	300,360
Elisa Oyj	239	14,378
KDDI Corp.	3,000	89,389
Koninklijke KPN NV	6,003	16,853
Nippon Telegraph & Telephone Corp.	12,200	310,619
Proximus SADP	256	7,276
SoftBank Group Corp.	2,700	109,320
Swisscom AG	45	24,703
Telecom Italia SpA†	15,329	8,246
Telecom Italia SpA (RSP)	10,129	5,321
Telefonica Deutschland Holding AG	1,500	4,539
Telefonica SA	13,932	94,292
Telia Co AB	4,730	20,219
Verizon Communications, Inc.	21,240	1,262,506

		2,298,225

Television — 0.1%
ITV PLC	30,292	54,036
Nexstar Media Group, Inc., Class A	1,521	184,269
ViacomCBS, Inc., Class B	2,997	102,288

		340,593

Textile-Apparel — 0.2%
LVMH Moet Hennessy Louis Vuitton SE	981	428,611

Textile-Products — 0.0%
Teijin, Ltd.	300	5,359

Tobacco — 0.2%
British American Tobacco PLC	11,447	506,016
Imperial Brands PLC	1,608	41,297
Japan Tobacco, Inc.	3,900	82,526
Swedish Match AB	296	16,766

		646,605

Tools-Hand Held — 0.1%
Makita Corp.	400	15,177
Stanley Black & Decker, Inc.	1,506	239,951

		255,128

Toys — 0.1%
Bandai Namco Holdings, Inc.	300	17,457
Nintendo Co., Ltd.	800	296,308

		313,765

Transactional Software — 0.0%
Worldline SA†*	169	11,929

Transport-Marine — 0.0%
AP Moller - Maersk A/S, Series A	7	7,885
AP Moller - Maersk A/S, Series B	11	13,183
Mitsui OSK Lines, Ltd.	200	4,793
Nippon Yusen KK	200	3,179

		29,040

191

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Rail — 0.6%
Aurizon Holdings, Ltd.	3,344	$11,893
Central Japan Railway Co.	900	176,115
East Japan Railway Co.	500	44,242
Getlink SE	739	13,065
Hankyu Hanshin Holdings, Inc.	400	16,252
Keihan Holdings Co., Ltd.	200	9,047
Keikyu Corp.	400	7,359
Keio Corp.	200	11,403
Keisei Electric Railway Co., Ltd.	200	7,225
Kintetsu Group Holdings Co., Ltd.	300	15,795
MTR Corp., Ltd.	2,500	14,002
Nagoya Railroad Co., Ltd.	400	11,741
Norfolk Southern Corp.	4,353	906,338
Odakyu Electric Railway Co., Ltd.	500	11,074
Seibu Holdings, Inc.	300	4,696
Tobu Railway Co., Ltd.	400	14,138
Tokyu Corp.	12,000	211,223
West Japan Railway Co.	1,500	126,417

		1,612,025

Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.	3,600	5,679
Deutsche Post AG	6,640	232,535
DSV A/S	370	40,248
Kamigumi Co., Ltd.	200	4,266
Kuehne & Nagel International AG	91	14,726
Kyushu Railway Co.	300	9,822
Nippon Express Co., Ltd.	100	5,202
Poste Italiane SpA*	878	10,045
SG Holdings Co., Ltd.	300	6,364
Yamato Holdings Co., Ltd.	2,200	35,267

		364,154

Transport-Truck — 0.1%
Old Dominion Freight Line, Inc.	1,012	198,585

Travel Services — 0.0%
Flight Centre Travel Group, Ltd.	93	2,431
TUI AG	741	7,577

		10,008

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†	3,817	117,945

Water — 0.0%
Severn Trent PLC	399	13,630
Suez	574	9,421
United Utilities Group PLC	1,146	15,386
Veolia Environnement SA	903	26,694

		65,131

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	200	5,820

Web Hosting/Design — 0.1%
Shopify, Inc., Class A†	277	128,988
Wix.com, Ltd.†	80	11,415

		140,403

Web Portals/ISP — 1.2%
Alphabet, Inc., Class A†	1,397	2,001,594
Alphabet, Inc., Class C†	1,050	1,505,941
Iliad SA	24	3,165
United Internet AG	172	5,584

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP (continued)
Z Holdings Corp.	4,800	$18,850

		3,535,134

Wire & Cable Products — 0.0%
Prysmian SpA	406	8,993

Wireless Equipment — 0.0%
Nokia Oyj	19,505	76,082

Total Common Stocks (cost $117,971,843)		130,056,805

REGISTERED INVESTMENT COMPANIES — 9.6%
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	1,223,796	10,169,748
JPMorgan Emerging Markets Equity Fund, Class R6	276,143	8,728,892
JPMorgan High Yield Fund, Class R6	1,151,299	8,335,403

Total Registered Investment Companies (cost $26,495,744)		27,234,043

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Diversified Banking Institutions — 0.1%
Credit Suisse Group AG 7.50% due 12/11/2023*(1) (cost $216,123)	$200,000	226,729

ASSET BACKED SECURITIES — 5.2%
Diversified Financial Services — 5.2%
Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 1.85% (1 ML+0.20%) due 07/20/2046(2)	152,382	121,118
American Credit Acceptance Receivables Trust Series 2019-3, Class C 2.76% due 09/12/2025*	188,000	190,688
American Credit Acceptance Receivables Trust Series 2019-1, Class C 3.50% due 04/14/2025*	112,000	114,042
American Credit Acceptance Receivables Trust Series 2018-3, Class D 4.14% due 10/15/2024*	51,000	52,219
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(2)(3)	118,842	120,542
Angel Oak Mtg. Trust I LLC VRS Series 2018-2, Class A1 3.67% due 07/27/2048*(2)(3)	201,787	204,181
Arroyo Mtg. Trust VRS Series 2019-3, Class A1 2.96% due 10/25/2048*(2)(3)	159,710	161,390
Arroyo Mtg. Trust VRS Series 2018-1, Class A1 3.76% due 04/25/2048*(2)(3)	170,546	172,697
Arroyo Mtg. Trust VRS Series 2019-1, Class A1 3.81% due 01/25/2049*(2)(3)	79,891	82,138
BAMLL Commercial Mtg. Securities Trust VRS Series 2018-PARK, Class A 4.23% due 08/10/2038*(3)(4)	100,000	114,794

192

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
BANK Series 2019-BN23, Class A3 2.92% due 12/15/2052(4)	$100,000	$106,127
BANK Series 2019-BN22, Class A4 2.98% due 11/15/2062(4)	180,000	191,732
BANK Series 2017-BNK9, Class A4 3.54% due 11/15/2054(4)	185,000	203,314
BANK Series 2019-BN23, Class C 3.63% due 12/15/2052(4)	130,000	135,289
Barclays Commercial Mtg. Trust Series 2019-C5, Class A4 3.06% due 11/15/2052(4)	155,000	165,813
BBCMS Mtg. Trust FRS Series 2018-TALL, Class A 2.40% (1 ML+0.72%) due 03/15/2037*(4)	405,000	403,983
BBCMS Trust FRS Series 2018-CBM, Class A 2.68% (1 ML+1.00%) due 07/15/2037*(4)	70,000	69,890
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class A 2.54% (1 ML+0.87%) due 06/15/2035*(4)	194,355	194,355
Braemar Hotels & Resorts Trust FRS Series 2018-PRME, Class A 2.50% (1 ML+0.82%) due 06/15/2035*(4)	130,000	129,510
BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class A 2.35% (1 ML+0.67%) due 03/15/2037*(4)	270,000	269,745
BX Trust FRS Series 2018-EXCL, Class A 2.76% (1 ML+1.09%) due 09/15/2037*(4)	181,477	181,259
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(4)	120,000	129,684
BXP Trust VRS Series 2017-GM, Class B 3.54% due 06/13/2039*(3)(4)	260,000	279,012
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	103,960	104,859
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class A 2.47% (1 ML+0.79%) due 07/15/2032*(4)	274,063	274,247
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class B 2.65% (1 ML+0.97%) due 07/15/2032*(4)	256,706	256,551
CIM Trust FRS Series 2019-INV1, Class A2 2.66% (1 ML+1.00%) due 02/25/2049*(2)	91,092	91,079
Citigroup Commercial Mtg. Trust Series 2019-C7, Class A4 3.10% due 12/15/2072(4)	150,000	160,523

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust Series 2013-GC11, Class AS 3.42% due 04/10/2046(4)	$90,000	$93,648
Citigroup Commercial Mtg. Trust Series 2018-B2, Class A4 4.01% due 03/10/2051(4)	275,000	311,106
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(3)(4)	205,000	235,918
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(2)	105,685	87,774
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 11/13/2039*(4)(10)	360,000	370,789
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(4)	100,000	105,654
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.90% due 02/10/2047(3)(4)	100,000	108,562
Commonbond Student Loan Trust FRS Series 2018-AGS, Class A2 2.16% (1 ML+0.50%) due 02/25/2044*	106,928	104,875
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(2)	208,626	177,198
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(2)	20,794	18,883
Credit Acceptance Auto Loan Trust Series 2018-3A, Class A 3.55% due 08/15/2027*	250,000	254,475
CSAIL Commercial Mtg. Trust VRS Series 2019-C18, Class C 4.08% due 12/15/2052*(3)(4)	175,000	182,988
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 2.48% (1 ML+0.80%) due 05/15/2035*(4)	153,143	153,096
DBGS Mtg. Trust FRS Series 2018-BIOD, Class B 2.56% (1 ML+0.89%) due 05/15/2035*(4)	92,814	92,757
DBGS Mtg. Trust Series 2019-1735, Class A 3.84% due 04/10/2037*(4)	205,000	228,651
Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(2)(3)	147,100	148,097
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(2)(3)	106,647	107,729
Deephaven Residential Mtg. Trust VRS Series 2018-3A, Class A1 3.79% due 08/25/2058*(2)(3)	53,284	53,707
Ellington Financial Mtg. Trust VRS Series 2018-1, Class A1FX 4.14% due 10/25/2058*(2)(3)	124,816	126,860

193

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.49% due 01/15/2025*	$180,000	$181,504
Exeter Automobile Receivables Trust Series 2018-1A, Class B 2.75% due 04/15/2022*	26,915	26,927
Exeter Automobile Receivables Trust Series 2018-1A, Class C 3.03% due 01/17/2023*	228,000	229,321
Exeter Automobile Receivables Trust Series 2018-2A, Class B 3.27% due 05/16/2022*	85,257	85,405
Exeter Automobile Receivables Trust Series 2019-2A, Class C 3.30% due 03/15/2024*	115,000	117,314
Exeter Automobile Receivables Trust Series 2018-3A, Class B 3.46% due 10/17/2022*	60,913	61,129
Exeter Automobile Receivables Trust Series 2018-2A, Class C 3.69% due 03/15/2023*	135,000	136,522
Exeter Automobile Receivables Trust Series 2015-3A, Class D 6.55% due 10/17/2022*	195,000	196,223
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 2.52% (1 ML+0.86%) due 06/25/2034	70,162	70,332
GLS Auto Receivables Issuer Trust Series 2019-2A, Class B 3.32% due 03/15/2024*	312,000	319,751
GPMT, Inc. FRS Series 2018-FL1, Class A 2.55% (1 ML+0.90%) due 11/21/2035*(4)	94,463	94,463
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(4)	175,000	175,656
GS Mtg. Securities Trust Series 2019 -GC38, Class A2 3.87% due 02/10/2052(4)	80,000	85,550
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(3)(4)	195,000	219,965
GSAMP Trust FRS Series 2006-FM1, Class A2C 1.82% (1 ML+0.16%) due 04/25/2036	203,688	149,962
Homeward Opportunities Fund I Trust VRS Series 2019-2, Class A1 2.70% due 09/25/2059*(2)(3)	82,199	82,722
Homeward Opportunities Fund I Trust VRS Series 2019-1, Class A1 3.45% due 01/25/2059*(2)(3)	89,896	90,963
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(2)(3)	58,936	59,597
Hudson Yards Mtg. Trust Series 2019-30HY, Class A 3.23% due 07/10/2039*(4)	115,000	124,173

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(4)	$125,000	$132,671
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(4)	205,000	211,898
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class AS 4.20% due 01/15/2046(3)(4)	90,000	96,115
KREF, Ltd. FRS Series 2018-FL1, Class A 2.77% (1 ML+1.10%) due 06/15/2036*	100,000	100,056
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(3)(4)	200,978	106,988
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(2)	11,765	11,992
Lendmark Funding Trust Series 2018-1A, Class A 3.81% due 12/21/2026*	170,000	173,087
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 2.52% (1 ML+0.86%) due 07/25/2034	54,226	53,256
LSTAR Commercial Mtg. Trust Series 2016-4, Class A1 1.82% due 03/10/2049*(4)	105,460	105,179
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.29% due 08/15/2034*(3)(4)	137,000	141,591
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(2)(3)	260,992	266,323
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(4)	55,000	56,548
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class AS 3.46% due 05/15/2046(4)	145,000	151,285
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class A4 3.73% due 05/15/2048(4)	100,000	108,993
Morgan Stanley Capital I Trust FRS Series 2018-SUN, Class B 2.88% (1 ML+1.20%) due 07/15/2035*(4)	140,000	139,831
Morgan Stanley Capital I Trust Series 2019-H6, Class A4 3.42% due 06/15/2052(4)	135,000	148,517
Morgan Stanley Capital I Trust Series 2018-MP, Class A 4.42% due 07/11/2040*(4)	230,000	266,104
MRCD Mtg. Trust Series 2019-PARK, Class B 2.72% due 12/15/2036*(4)	145,000	147,181

194

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
MRCD Mtg. Trust Series 2019-PARK, Class C 2.72% due 12/15/2036*(4)	$150,000	$150,205
New Residential Mtg. Loan Trust VRS Series 2019-NQM3, Class A1 2.80% due 07/25/2049*(2)(3)	109,241	110,218
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(4)	330,000	342,769
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B 3.71% due 04/14/2025*	132,000	135,845
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 2.52% (1 ML+0.86%) due 11/25/2034	22,533	22,635
Prosper Marketplace Issuance Trust Series 2018-1A, Class B 3.90% due 06/17/2024*	32,934	32,981
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 2.03% (1 ML+0.37%) due 08/25/2035	151,837	149,055
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(2)(3)	171,450	171,527
Starwood Mtg. Residential Trust VRS Series 2018-IMC1, Class A1 3.79% due 03/25/2048*(2)(3)	66,349	66,989
Verus Securitization Trust VRS Series 2018-2, Class A1 3.68% due 06/01/2058*(2)(3)	240,070	242,251
Verus Securitization Trust VRS Series 2019-1, Class A1 3.84% due 02/25/2059*(2)(3)	68,199	68,884
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(2)	55,058	50,155
Wells Fargo Commercial Mtg. Trust Series 2019-C53, Class A4 3.04% due 10/15/2052(4)	215,000	228,990
Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(4)	60,000	64,491
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(2)	25,753	26,039
Westlake Automobile Receivables Trust Series 2019-3A, Class B 2.41% due 10/15/2024*	250,000	251,913
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(4)	130,000	134,565

Total Asset Backed Securities (cost $14,821,192)		14,818,154

U.S. CORPORATE BONDS & NOTES — 10.9%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 3.50% due 03/01/2039	40,000	41,994

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense (continued)
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	$324,000	$341,834

		383,828

Aerospace/Defense-Equipment — 0.2%
Arconic, Inc. Senior Notes 6.75% due 01/15/2028	30,000	34,898
Harris Corp. Senior Notes 4.40% due 06/15/2028	80,000	91,453
L3Harris Technologies, Inc. Senior Notes 3.85% due 12/15/2026*	120,000	132,322
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	27,588
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	210,000	241,728

		527,989

Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 4.05% due 11/15/2027	97,000	103,878

Airlines — 0.0%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	95,781	102,342

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	125,000	151,166

Auto-Cars/Light Trucks — 0.2%
General Motors Co. Senior Notes 5.00% due 04/01/2035	134,000	143,692
General Motors Financial Co., Inc. Senior Notes 5.65% due 01/17/2029	50,000	57,704
Volkswagen Group of America Finance LLC Company Guar. Notes 4.25% due 11/13/2023*	200,000	215,839

		417,235

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	70,000	71,541
Dana, Inc. Senior Notes 5.50% due 12/15/2024	20,000	20,515

		92,056

Banks-Commercial — 0.4%
BB&T Corp. Senior Notes 2.63% due 06/29/2020	250,000	250,695

195

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Fifth Third Bank Senior Notes 2.20% due 10/30/2020	$250,000	$250,822
PNC Bank NA Senior Notes 2.15% due 04/29/2021	250,000	251,572
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	253,120
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	175,000	192,672

		1,198,881

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	250,000	251,046
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	125,000	127,514

		378,560

Banks-Super Regional — 0.8%
Bank of America NA FRS Senior Notes 2.11% (3 ML+0.32%) due 07/26/2021	250,000	250,132
Huntington National Bank Senior Notes 2.38% due 03/10/2020	250,000	250,020
KeyCorp. Senior Notes 5.10% due 03/24/2021	200,000	207,659
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	130,000	132,835
US Bank NA Senior Notes 3.10% due 05/21/2021	250,000	251,125
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	235,000	238,654
Wells Fargo & Co. FRS Senior Notes 2.68% (3 ML+0.88%) due 07/22/2020	250,000	251,016
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	255,000	260,695
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	140,000	149,520
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	75,000	88,211
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	45,000	55,718

		2,135,585

Security Description	Principal Amount	Value (Note 2)
Beverages-Non-alcoholic — 0.1%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	$205,000	$208,598

Brewery — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	115,000	124,897
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	100,000	120,002
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	65,000	80,783
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	55,000	61,627
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	125,000	148,025
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	60,000	62,485

		597,819

Building & Construction Products-Misc. — 0.0%
American Woodmark Corp. Company Guar. Notes 4.88% due 03/15/2026*	50,000	51,437
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	35,000	35,897

		87,334

Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	45,000	47,027
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	185,000	190,935
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	30,000	32,104
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	40,000	46,090
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	460,000	468,542
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	130,000	136,410

196

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	$50,000	$53,698
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	115,000	116,727
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	70,000	70,835
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	65,000	68,161
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	80,000	91,985

		1,322,514

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	130,000	136,221
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	40,000	43,888

		180,109

Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	80,000	83,500
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	25,000	26,560
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	110,000	112,887

		222,947

Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 3.77% due 11/15/2020	146,000	148,174

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	32,000	32,752

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	170,000	182,956
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	105,000	115,494

		298,450

Computers — 0.1%
Apple, Inc. Senior Notes 2.45% due 08/04/2026	245,000	252,697
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	45,000	52,548

		305,245

Security Description	Principal Amount	Value (Note 2)
Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	$30,000	$32,735

Consumer Products-Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	50,000	51,875
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	70,000	72,712

		124,587

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	40,000	42,013

Distribution/Wholesale — 0.0%
Anixter, Inc. Company Guar. Notes 5.50% due 03/01/2023	45,000	47,700

Diversified Banking Institutions — 1.9%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	110,000	112,374
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	150,000	151,920
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	350,000	360,512
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	314,000	337,021
Bank of America Corp. Senior Notes 3.46% due 03/15/2025	50,000	52,922
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	5,000	5,238
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	140,000	153,445
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	260,000	276,613
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	110,000	110,745
Citigroup, Inc. Senior Notes 2.65% due 10/26/2020	250,000	251,656
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	75,000	75,920
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	495,000	505,375
Citigroup, Inc. Senior Notes 3.14% due 01/24/2023	140,000	143,196

197

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	$45,000	$47,650
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	95,000	104,259
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024	360,000	383,898
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	200,000	200,917
Goldman Sachs Group, Inc. Senior Notes 2.60% due 12/27/2020	250,000	250,814
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	330,000	336,975
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	270,000	292,886
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	110,000	124,449
Morgan Stanley Senior Notes 2.70% due 01/22/2031	130,000	132,113
Morgan Stanley Senior Notes 2.72% due 07/22/2025	80,000	82,315
Morgan Stanley Senior Notes 2.80% due 06/16/2020	215,000	215,784
Morgan Stanley Senior Notes 3.59% due 07/22/2028	160,000	173,214
Morgan Stanley Senior Notes 3.74% due 04/24/2024	5,000	5,279
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	103,058
Morgan Stanley Senior Notes 4.38% due 01/22/2047	40,000	49,712
Morgan Stanley Senior Notes 5.50% due 07/24/2020	250,000	254,405

		5,294,665

Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 4.13% due 10/09/2042	10,000	10,924

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	9,000	9,765

Security Description	Principal Amount	Value (Note 2)
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	$90,000	$101,007
Commonwealth Edison Co. 1st Mtg. Notes 3.70% due 03/01/2045	45,000	50,188
Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	45,875
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	30,000	35,213
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 4.30% due 03/15/2049	10,000	12,550
Sempra Energy Senior Notes 3.40% due 02/01/2028	90,000	95,476

		340,309

Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	70,000	74,670
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	40,000	48,659

		123,329

Electric-Integrated — 0.8%
American Electric Power Co., Inc. Senior Notes 2.15% due 11/13/2020	250,000	250,708
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	80,000	82,738
Berkshire Hathaway Energy Co. Senior Notes 4.45% due 01/15/2049	35,000	43,003
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	65,000	70,016
Cleveland Electric Illuminating Co. Senior Notes 4.55% due 11/15/2030*	55,000	63,900
Edison International Senior Notes 5.75% due 06/15/2027	50,000	57,757
Entergy Arkansas, Inc. 1st Mtg. Notes 3.75% due 02/15/2021	65,000	66,127
Entergy Texas, Inc. 1st Mtg. Notes 3.55% due 09/30/2049	75,000	82,005
Eversource Energy Senior Notes 2.50% due 03/15/2021	250,000	251,920
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	47,000	48,434

198

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	$35,000	$38,883
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	60,000	63,052
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	60,000	72,142
Potomac Electric Power Co. 1st Mtg. Bonds 3.60% due 03/15/2024	90,000	95,703
Sierra Pacific Power Co. General Refunding Mtg. 2.60% due 05/01/2026	95,000	98,282
Southern California Edison Co. 1st Mtg. Bonds Class C 3.60% due 02/01/2045	36,000	37,799
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	58,000	65,484
Southern Co. Senior Notes 2.75% due 06/15/2020	250,000	250,536
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	60,000	65,801
Southwestern Public Service Co. 1st Mtg. Notes 3.70% due 08/15/2047	35,000	39,415
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	135,379
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	250,000	251,772

		2,230,856

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 3.25% due 06/30/2026	90,000	95,152

Enterprise Software/Service — 0.1%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	85,000	85,638
Oracle Corp. Senior Notes 4.00% due 11/15/2047	45,000	52,742

		138,380

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	50,000	51,812
Ally Financial, Inc. Senior Notes 4.63% due 05/19/2022	10,000	10,513

		62,325

Security Description	Principal Amount	Value (Note 2)
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 3.00% due 02/22/2021	$250,000	$253,134
American Express Co. Senior Notes 3.40% due 02/27/2023	180,000	188,463
Capital One Financial Corp. Senior Notes 2.50% due 05/12/2020	250,000	250,321

		691,918

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 2.30% due 02/01/2025	235,000	235,227
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	250,000	251,918
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	25,000	25,490

		512,635

Food-Catering — 0.0%
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	55,000	57,612

Food-Misc./Diversified — 0.0%
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	35,000	36,695
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	35,000	36,254

		72,949

Food-Retail — 0.1%
Kroger Co. Senior Notes 3.30% due 01/15/2021	100,000	101,471
Kroger Co. Senior Notes 3.88% due 10/15/2046	145,000	147,046

		248,517

Gas-Distribution — 0.1%
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	65,000	77,153
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	90,000	92,584

		169,737

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	60,000	62,878

Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.63% due 04/01/2025	22,000	22,495

199

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Hotels/Motels (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	$23,000	$24,208

		46,703

Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	35,000	37,671

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	100,000	101,589

Insurance-Life/Health — 0.5%
Athene Global Funding Sec. Notes 2.75% due 04/20/2020*	250,000	250,504
Jackson National Life Global Funding FRS Sec. Notes 2.19% (SOFR+0.60%) due 01/06/2023*	242,000	242,693
Principal Life Global Funding II Senior Sec. Notes 2.63% due 11/19/2020*	250,000	251,806
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*	250,000	251,818
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	30,000	33,489
Reliance Standard Life Global Funding II Sec. Notes 2.15% due 01/21/2023*	14,000	14,102
Reliance Standard Life Global Funding II Sec. Notes 3.85% due 09/19/2023*	265,000	282,887

		1,327,299

Insurance-Multi-line — 0.0%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	53,447

Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.25% due 01/15/2049	30,000	36,663

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	65,000	67,763
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	65,000	66,381

		134,144

Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	60,000	64,200

Security Description	Principal Amount	Value (Note 2)
Machinery-Pumps — 0.0%
SPX FLOW, Inc. Company Guar. Notes 5.63% due 08/15/2024*	$65,000	$67,600

Medical Information Systems — 0.1%
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	200,000	209,250

Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049	75,000	94,453

Medical-Biomedical/Gene — 0.0%
Gilead Sciences, Inc. Senior Notes 4.15% due 03/01/2047	50,000	57,824

Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 2.15% due 11/19/2021*	100,000	100,638
AbbVie, Inc. Senior Notes 2.60% due 11/21/2024*	190,000	194,095
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	190,000	197,312
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	230,000	245,821
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	80,000	86,947
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024*	124,000	129,455
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	30,000	32,872
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049*	90,000	110,808
Bristol-Myers Squibb Co. Senior Notes 4.55% due 02/20/2048*	35,000	44,356
Pfizer, Inc. Senior Notes 4.00% due 03/15/2049	45,000	54,206
Zoetis, Inc. Senior Notes 3.00% due 09/12/2027	100,000	105,008

		1,301,518

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 3.88% due 08/15/2047	120,000	125,199
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	50,000	53,756

		178,955

200

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.2%
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	$30,000	$31,229
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	230,000	257,048
Memorial Health Services Senior Notes 3.45% due 11/01/2049	60,000	63,967
Spectrum Health System Obligated Group Senior Notes 3.49% due 07/15/2049	100,000	107,858
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	90,000	95,184
Texas Health Resources Sec. Notes 3.37% due 11/15/2051	45,000	47,710
Trinity Health Corp. Senior Notes 3.43% due 12/01/2048	25,000	26,430

		629,426

Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	50,000	55,812

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	100,000	103,500

Oil Companies-Exploration & Production — 0.1%
Newfield Exploration Co. Company Guar. Notes 5.75% due 01/30/2022	70,000	74,430
Noble Energy, Inc. Senior Notes 4.20% due 10/15/2049	45,000	44,462
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	64,000	71,093
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	50,000	47,297
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	55,000	55,983
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	36,000	37,139

		330,404

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	20,000	20,884
BP Capital Markets America, Inc. Company Guar. Notes 3.41% due 02/11/2026	240,000	257,602

		278,486

Security Description	Principal Amount	Value (Note 2)
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	$22,000	$24,699
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	13,000	15,978

		40,677

Oil-Field Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	70,000	73,792
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	186,000	200,500
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	9,000	9,881

		284,173

Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	93,000	95,640
CVS Health Corp. Senior Notes 3.00% due 08/15/2026	30,000	31,141
CVS Health Corp. Senior Notes 3.25% due 08/15/2029	40,000	41,497
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	270,000	299,183
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	57,461	72,807

		540,268

Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	40,000	41,600

Pipelines — 0.3%
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	130,000	144,207
Energy Transfer Operating LP Company Guar. Notes 4.20% due 04/15/2027	81,000	86,381
Energy Transfer Operating LP Company Guar. Notes 5.15% due 02/01/2043	55,000	56,342
Enterprise Products Operating LLC Company Guar. Notes 2.80% due 01/31/2030	140,000	141,587
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	68,862
MPLX LP Senior Notes 4.50% due 04/15/2038	50,000	51,663

201

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MPLX LP Senior Notes 5.20% due 03/01/2047	$20,000	$22,097
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	65,000	73,894
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	37,048
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	25,000	26,528

		708,609

Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	50,000	51,567

Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 2.40% due 03/15/2025	200,000	202,623
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	124,884
American Tower Corp. Senior Notes 3.80% due 08/15/2029	110,000	119,706
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	45,000	43,088
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	40,000	42,444
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	30,000	30,150
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	70,000	64,925
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	110,000	116,387
Healthpeak Properties, Inc. Senior Notes 3.00% due 01/15/2030	130,000	133,632
Vici Properties L.P. Company Guar. Notes 4.63% due 12/01/2029*	30,000	31,350
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	90,000	93,850

		1,003,039

Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	70,000	71,400

Security Description	Principal Amount	Value (Note 2)
Rental Auto/Equipment (continued)
Hertz Corp. Sec. Notes 7.63% due 06/01/2022*	$25,000	$25,781
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	110,000	112,406

		209,587

Retail-Building Products — 0.0%
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	35,000	37,181
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	38,000	42,658

		79,839

Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	35,000	35,854

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	35,000	35,914

Retail-Restaurants — 0.0%
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	10,000	10,872
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	45,000	47,877

		58,749

Schools — 0.1%
Oberlin College Notes 3.69% due 08/01/2049	110,000	123,734
Pepperdine University Notes 3.30% due 12/01/2059	50,000	53,253
University of Southern California Senior Notes 3.23% due 10/01/2120	50,000	50,345

		227,332

Telecommunication Equipment — 0.0%
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	55,000	52,662

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 2.80% due 02/17/2021	250,000	252,458
AT&T, Inc. Senior Notes 2.95% due 07/15/2026	80,000	83,353
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	345,000	379,402
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	80,000	80,376

202

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	$75,000	$83,063
Verizon Communications, Inc. FRS Senior Notes 2.45% (3 ML+0.55%) due 05/22/2020	250,000	250,354
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	100,000	113,667
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	156,000	182,778
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	70,000	86,418

		1,511,869

Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	60,000	61,725
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	38,022

		99,747

Theaters — 0.0%
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	60,000	60,750

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	40,000	38,733
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	60,000	60,999
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	40,000	45,335
BAT Capital Corp. Company Guar. Notes 3.22% due 09/06/2026	250,000	258,004
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	80,000	83,442
Philip Morris International, Inc. Senior Notes 2.13% due 05/10/2023	115,000	115,836
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	42,922
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	5,633
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020	250,000	250,963

		901,867

Security Description	Principal Amount	Value (Note 2)
Toys — 0.0%
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	$50,000	$53,625

Transport-Equipment & Leasing — 0.1%
Aviation Capital Group LLC Senior Notes 7.13% due 10/15/2020*	143,000	148,019

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	110,596
CSX Corp. Senior Notes 3.25% due 06/01/2027	110,000	118,096
CSX Corp. Senior Notes 3.80% due 11/01/2046	50,000	55,131
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	55,000	57,509
Union Pacific Corp. Senior Notes 3.25% due 02/05/2050	40,000	40,288
Union Pacific Corp. Senior Notes 3.55% due 08/15/2039	30,000	32,507

		414,127

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	101,750

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	65,000	66,700

Total U.S. Corporate Bonds & Notes (cost $29,500,721)		31,101,716

FOREIGN CORPORATE BONDS & NOTES — 5.3%
Auto/Truck Parts & Equipment-Original — 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	60,000	63,600
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	60,000	66,450

		130,050

Banks-Commercial — 1.8%
ABN AMRO Bank NV Senior Notes 3.40% due 08/27/2021*	250,000	256,254
ANZ New Zealand International, Ltd. Company Guar. Notes 2.20% due 07/17/2020*	250,000	250,518
Bank of Montreal FRS Senior Notes 2.29% (3 ML+0.40%) due 09/10/2021	250,000	250,917

203

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Bank of Montreal Senior Notes 3.30% due 02/05/2024	$190,000	$200,404
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	125,000	133,325
Banque Federative du Credit Mutuel SA Senior Notes 1.96% due 07/21/2021*	250,000	250,648
BPCE SA FRS Senior Notes 3.13% (3 ML+1.24%) due 09/12/2023*	250,000	254,826
Canadian Imperial Bank of Commerce Senior Notes 2.61% due 07/22/2023	58,000	58,962
Canadian Imperial Bank of Commerce Senior Notes 3.10% due 04/02/2024	132,000	138,162
Commonwealth Bank of Australia Senior Notes 2.40% due 11/02/2020	250,000	251,261
Cooperatieve Rabobank UA Senior Notes 2.50% due 01/19/2021	250,000	251,949
Credit Suisse AG Senior Notes 2.10% due 11/12/2021	250,000	251,664
Macquarie Bank, Ltd. Senior Notes 2.30% due 01/22/2025*	205,000	207,331
Macquarie Bank, Ltd. FRS Senior Notes 2.36% (3 ML+0.45%) due 11/24/2021*	225,000	225,914
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	250,000	251,658
National Australia Bank, Ltd. Senior Notes 4.38% due 12/10/2020	250,000	255,442
National Bank of Canada Senior Notes 2.20% due 11/02/2020	250,000	250,737
Nordea Bank AB Senior Notes 2.13% due 05/29/2020*	250,000	250,295
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	210,000	212,647
Toronto-Dominion Bank FRS Senior Notes 2.01% (SOFR+0.48%) due 01/27/2023	85,000	85,075
Toronto-Dominion Bank Senior Notes 3.00% due 06/11/2020	250,000	251,086
Westpac Banking Corp. Senior Notes 2.15% due 03/06/2020	250,000	250,103

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Westpac Banking Corp. Senior Notes 2.65% due 01/16/2030	$90,000	$92,415
Westpac Banking Corp. Sub. Notes 4.11% due 07/24/2034	40,000	43,030
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	65,000	70,736

		4,995,359

Banks-Cooperative — 0.1%
Federation des Caisses Desjardins du Quebec Senior Notes 2.25% due 10/30/2020*	250,000	251,062

Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.77% due 03/08/2024*	200,000	208,962

Cellular Telecom — 0.1%
Telstra Corp., Ltd. Company Guar. Notes 4.80% due 10/12/2021*	188,000	197,200
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	100,000	108,653

		305,853

Chemicals-Diversified — 0.1%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	230,000	231,196
INEOS Group Holdings SA Sec. Notes 5.63% due 08/01/2024*	200,000	205,000

		436,196

Containers-Metal/Glass — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.25% due 09/15/2022*	200,000	202,500

Diversified Banking Institutions — 1.6%
BNP Paribas SA Senior Notes 2.82% due 11/19/2025*	205,000	210,321
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	250,000	257,660
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	415,000	425,407
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.13% due 12/10/2020	250,000	252,658
HSBC Holdings PLC Senior Notes 2.63% due 11/07/2025	200,000	203,352

204

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	$250,000	$265,450
HSBC Holdings PLC Senior Notes 3.95% due 05/18/2024	240,000	254,107
Lloyds Banking Group PLC Senior Notes 2.44% due 02/05/2026	315,000	317,093
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	330,000	340,038
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	250,000	252,798
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	285,000	293,039
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	255,000	273,940
Societe Generale SA Senior Notes 2.63% due 01/22/2025*	205,000	207,278
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.35% due 01/15/2025	200,000	202,250
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.70% due 07/16/2024	200,000	205,499
UBS AG Senior Notes 4.88% due 08/04/2020	250,000	253,951
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	285,000	291,223

		4,506,064

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	200,000	212,163

Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.00% due 09/15/2023*	250,000	252,189

Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 5.55% due 10/25/2042*	45,000	50,129

Diversified Operations — 0.1%
CK Hutchison International 17 II, Ltd. Company Guar. Notes 2.75% due 03/29/2023*	270,000	275,005

Electric-Distribution — 0.1%
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.25% due 05/04/2020*	250,000	250,111

Security Description	Principal Amount	Value (Note 2)
Electric-Generation — 0.1%
Centrais Eletricas Brasileiras SA Senior Notes 4.63% due 02/04/2030*	$225,000	$228,600

Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	70,000	77,350

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	190,000	199,326

Investment Management/Advisor Services — 0.1%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	250,000	267,104

Medical-Drugs — 0.2%
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	75,000	75,938
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	5,000	5,044
GlaxoSmithKline Capital PLC Company Guar. Notes 3.00% due 06/01/2024	70,000	73,546
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	108,004
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	295,000	310,406

		572,938

Medical-Generic Drugs — 0.0%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	75,000	77,204

Oil & Gas Drilling — 0.0%
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	31,150	32,084

Oil Companies-Exploration & Production — 0.1%
BG Energy Capital PLC Company Guar. Notes 4.00% due 12/09/2020*	250,000	254,548
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	35,416

		289,964

Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	85,000	90,361
Cenovus Energy, Inc. Senior Notes 5.25% due 06/15/2037	17,000	18,915

205

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	$10,000	$9,325
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050*	243,000	266,960
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	63,000	70,966
Total Capital International SA Company Guar. Notes 2.83% due 01/10/2030	115,000	120,663
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	40,000	43,487
Total Capital SA Company Guar. Notes 4.45% due 06/24/2020	250,000	252,463

		873,140

Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	60,000	70,544

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/ Scentre Group Trust 2 Company Guar. Notes 2.38% due 04/28/2021*	33,000	33,223

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	55,000	55,302

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 3.13% due 07/26/2024*	200,000	204,793
Imperial Brands Finance PLC Company Guar. Notes 3.50% due 07/26/2026*	200,000	207,075

		411,868

Total Foreign Corporate Bonds & Notes (cost $14,880,979)		15,264,290

U.S. GOVERNMENT AGENCIES — 9.6%
Federal Home Loan Mtg. Corp. — 1.7%
2.50% due 06/01/2028	160,324	164,270
3.00% due 09/01/2030	99,981	103,909
3.00% due 01/01/2050	420,000	434,093
3.50% due 05/01/2042	81,059	85,405
3.50% due 08/01/2042	27,324	28,949
3.50% due 08/01/2044	427,789	452,626
3.50% due 07/01/2045	114,367	122,507
3.50% due 01/01/2046	251,143	264,993
3.50% due 08/01/2046	136,993	144,952
3.50% due 11/01/2047	606,149	633,298
3.50% due 02/01/2048	764,579	796,938
4.00% due 06/01/2045	146,655	159,007
4.00% due 05/01/2048	469,342	492,644

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp.
Multifamily Mtg. Trust VRS Series 2015-K51, Class C 4.09% due 10/25/2048*(3)(4)	$115,000	$120,350
Series 2012-K18, Class B 4.25% due 01/25/2045*(3)(4)	220,000	228,822
Series 2011-K10, Class B 4.62% due 11/25/2049*(3)(4)	285,000	289,421
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(2)(5)	25,906	1,632
Series 4097, Class HI 3.00% due 08/15/2027(2)(5)	163,254	10,049
Series 4207, Class JI 3.00% due 05/15/2028(2)(5)	216,624	15,866
Series 4661, Class HA 3.00% due 05/15/2043(2)	201,317	206,264
Series 4323, Class IW 3.50% due 04/15/2028(2)(5)	88,360	5,324
Federal Home Loan Mtg. Corp. REMIC FRS Series 4937, Class MS 4.37% (6.05%-1 ML) due 12/25/2049(2)(5)(6)	459,547	84,380

		4,845,699

Federal National Mtg. Assoc. — 7.6%
2.50% due 05/01/2030	173,372	177,810
2.50% due 09/01/2031	446,945	457,027
2.50% due 11/01/2031	157,597	161,318
2.50% due 01/01/2032	726,995	741,677
3.00% due 01/01/2050	468,316	483,447
3.00% due 02/01/2050	380,000	388,891
3.50% due 01/01/2030	278,505	291,667
3.50% due 08/01/2032	325,098	340,457
3.50% due 06/01/2042	134,041	141,721
3.50% due 08/01/2042	58,562	61,918
3.50% due 09/01/2042	25,107	26,618
3.50% due 12/01/2042	228,958	241,960
3.50% due 07/01/2043	72,452	77,422
3.50% due 06/01/2044	671,465	708,286
3.50% due 08/01/2044	366,667	387,424
3.50% due 01/01/2045	306,453	326,003
3.50% due 08/01/2045	354,494	374,998
3.50% due 11/01/2045	193,873	205,462
3.50% due 01/01/2046	382,516	405,594
3.50% due 05/01/2046	352,619	369,330
3.50% due 09/01/2046	331,195	351,229
3.50% due 01/01/2047	701,913	742,494
3.50% due 07/01/2047	339,577	358,674
3.50% due 01/01/2048	250,324	261,080
3.50% due 04/01/2049	269,696	285,794
3.50% due 08/01/2049	233,000	240,413
3.50% due 09/01/2049	2,077,410	2,145,316
3.50% due 10/01/2049	390,672	404,448
3.50% due 12/01/2049	594,836	615,389
3.50% due 01/01/2050	2,092,052	2,165,976
3.50% due 10/01/2056	1,050,097	1,118,984
3.56% due 02/01/2029	240,000	268,680
4.00% due 12/01/2041	172,592	186,112
4.00% due 03/01/2042	674,271	726,735
4.00% due 12/01/2042	89,727	96,397
4.00% due 02/01/2043	34,338	36,961
4.00% due 03/01/2044	52,995	57,048

206

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 06/01/2044	$590,606	$638,132
4.00% due 04/01/2046	10,715	11,538
4.00% due 02/01/2048	272,207	291,242
4.00% due 07/01/2056	1,278,647	1,392,247
4.04% due 12/01/2030	220,000	255,650
4.08% due 01/01/2034	140,000	165,544
4.50% due 04/01/2041	626,187	684,187
4.50% due 09/01/2041	118,053	129,035
4.50% due 10/01/2042	101,740	112,775
4.50% due 06/01/2044	389,157	425,238
5.00% due 08/01/2035	48,039	53,319
5.00% due 09/01/2041	87,306	96,002
5.00% due 07/01/2047	134,036	148,568
Federal National Mtg. Assoc. REMIC
Series 2012-145, Class EI 3.00% due 01/25/2028(2)(5)	72,552	4,800
Series 2013-10, Class YI 3.00% due 02/25/2028(2)(5)	65,354	4,262
Series 2014-13, Class KI 3.50% due 03/25/2029(2)(5)	134,149	12,060
Series 2017-46, Class LB 3.50% due 12/25/2052(2)	298,720	312,646
Series 2017-49, Class JA 4.00% due 07/25/2053(2)	279,667	294,365
Federal National Mtg. Assoc. REMIC FRS Series 2016-63, Class AS 4.34% (6.00%-1 ML) due 09/25/2046(2)(5)(6)	267,940	52,710
Federal National Mgt. Assoc. STRIPS Series 421, Class C3 4.00% due 07/25/2030(2)(5)	135,687	14,481

		21,529,561

Government National Mtg. Assoc. — 0.3%
4.00% due 09/20/2049	371,260	387,458
4.00% due 10/20/2049	148,204	154,843
4.50% due 05/15/2039	23,257	25,584
4.50% due 07/20/2040	12,417	13,477
4.50% due 10/20/2040	77,187	83,778
4.50% due 08/20/2045	49,535	53,468
5.50% due 01/15/2034	50,941	54,699
7.50% due 01/15/2032	20,306	24,437
Government National Mtg. Assoc. REMIC FRS
Series 2019-115, Class SW 4.44% (6.10%-1 ML) due 09/20/2049(2)(5)(6)	429,849	79,813
Series 2015-144, Class SA 4.54% (6.20%-1 ML) due 10/20/2045(2)(5)(6)	264,487	54,123

		931,680

Total U.S. Government Agencies (cost $26,788,958)		27,306,940

U.S. GOVERNMENT TREASURIES — 8.1%
United States Treasury Bonds — 1.9%
2.25% due 08/15/2046	1,123,000	1,173,447
2.25% due 08/15/2049	240,000	252,656
2.88% due 05/15/2049	167,000	198,926
3.00% due 05/15/2045	470,000	560,567
3.00% due 02/15/2047	590,000	711,549
3.13% due 05/15/2048	380,000	470,947

Security Description	Principal Amount	Value (Note 2)
United States Treasury Bonds (continued)
4.50% due 02/15/2036	$1,585,000	$2,204,698

		5,572,790

United States Treasury Notes — 6.2%
1.25% due 08/31/2024	1,215,000	1,211,061
1.38% due 03/31/2020	250,000	249,898
1.38% due 09/30/2020	250,000	249,678
1.38% due 10/15/2022	1,440,000	1,442,138
1.38% due 08/31/2026	1,025,000	1,022,277
1.50% due 07/15/2020	250,000	249,932
1.50% due 08/15/2022	320,000	321,437
1.50% due 09/15/2022	1,130,000	1,135,341
1.63% due 09/30/2026	200,000	202,562
1.63% due 08/15/2029	270,000	272,626
1.75% due 11/15/2020	250,000	250,371
1.75% due 07/15/2022	510,000	515,239
1.75% due 06/30/2024	1,000,000	1,018,047
1.75% due 07/31/2024	155,000	157,858
1.88% due 07/31/2026	340,000	349,722
2.25% due 03/31/2026	1,020,000	1,071,000
2.38% due 05/15/2029	895,000	962,020
2.50% due 01/31/2021(7)	3,846,000	3,883,108
2.50% due 01/15/2022	415,000	424,111
2.50% due 01/31/2024	230,000	240,539
2.50% due 02/28/2026	130,000	138,333
2.63% due 12/15/2021	40,000	40,930
2.63% due 01/31/2026	350,000	374,719
2.88% due 05/15/2028	735,000	815,046
2.88% due 08/15/2028	361,000	401,175
3.13% due 11/15/2028	503,800	571,242

		17,570,410

Total U.S. Government Treasuries (cost $22,063,581)		23,143,200

MUNICIPAL BONDS & NOTES — 0.5%
Michigan Finance Authority Revenue Bonds 3.08% due 12/01/2034	70,000	73,502
Michigan Finance Authority Revenue Bonds 3.38% due 12/01/2040	40,000	42,589
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	340,078
New York State Thruway Authority Revenue Bonds Series M 2.90% due 01/01/2035	85,000	89,875
Port Authority of New York & New Jersey Revenue Bonds 3.29% due 08/01/2069	170,000	180,991
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	161,968
Rutgers The State University of New Jersey Revenue Bonds Series P 3.92% due 05/01/2119	145,000	159,896
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	194,376

207

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of Hawaii Airports System Revenue Revenue Bonds 3.14% due 07/01/2047	$85,000	$85,529

Total Municipal Bonds & Notes (cost $1,114,517)		1,328,804

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Dominican Republic Senior Notes 5.88% due 01/30/2060*	150,000	149,925
Government of Bermuda Senior Notes 4.75% due 02/15/2029*	200,000	230,000
Republic of Paraguay Senior Notes 5.40% due 03/30/2050*	290,000	340,025

Total Foreign Government Obligations (cost $687,255)		719,950

OPTIONS - PURCHASED — 0.0%
Exchange-Traded Put Options – Purchased(10)(11) (cost $6,875)	88	6,875

Total Long-Term Investment Securities (cost $254,547,788)		271,207,506

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Certificates of Deposit — 0.1%
Credit Agricole Corporate and Investment Bank FRS 3 ML+0.48% 2.38% due 09/17/2021	250,000	250,911

Commercial Paper — 1.4%
Agricultural Bank of China, Ltd. 2.30% due 03/16/2020	95,000	95,061
Agricultural Bank of China, Ltd. 2.30% due 04/08/2020	183,000	183,175
Brookfield US Holdings, Inc. 1.75% due 02/14/2020	250,000	249,821
Chiba Bank, Ltd. 1.85% due 04/23/2020	99,000	98,994
China Construction Bank Corp. 2.18% due 04/07/2020	95,000	95,069
Dow Chemical Co. 1.96% due 03/31/2020	250,000	249,250
Eni Finance USA, Inc. 2.04% due 02/18/2020*	250,000	249,774
Entergy Corp. 2.01% due 03/10/2020*	250,000	249,475
Federation des Caisses Desjardins du Quebec 1.98% due 09/22/2020*	190,000	187,892
General Electric Co. 2.08% due 03/09/2020	250,000	249,529
Hyundai Capital America 1.74% due 03/13/2020	250,000	249,479
Industrial & Commercial Bank of China, Ltd. 2.29% due 04/01/2020*	250,000	249,241
Natixis NY 1.93% due 11/13/2020	250,000	250,334

Security Description	Principal Amount	Value (Note 2)
Commercial Paper (continued)
NatWest Markets PLC 1.94% due 07/29/2020	$250,000	$247,550
Reckitt Benckiser Treasury Services PLC 2.43% due 05/14/2020*	250,000	248,689
Royal Bank of Canada 2.69% due 02/14/2020*	250,000	250,096
Societe Generale SA 2.19% due 07/31/2020*	250,000	250,527
Suncor Energy, Inc. 2.03% due 03/04/2020*	250,000	249,592

		3,903,548

Registered Investment Companies — 1.3%
JPMorgan Prime Money Market Fund, Class IM 1.73%(8)	3,637,467	3,639,286

U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.48% due 02/04/2020	$200,000	199,992
1.55% due 02/06/2020(7)	240,000	239,971

		439,963

Total Short-Term Investment Securities (cost $8,230,004)		8,233,708

TOTAL INVESTMENTS (cost $262,777,792)(9)	98.1%	279,441,214
Other assets less liabilities	1.9	5,297,519

NET ASSETS	100.0%	$284,738,733

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $27,095,369 representing 9.5% of net assets.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Collateralized Mortgage Obligation
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at January 31, 2020.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of January 31, 2020.
(9)	See Note 3 for cost of investments on a tax basis.
(10)	Securities classified as Level 3 (see Note 2).

208

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

(11)	Options — Purchased

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note	February 2020	$131	88	$88,000	$6,875	$6,875	$—

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depositary Receipt

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

SOFR — Secured Overnight Financing Rate

STRIPS — Separate Trading of Registered Interest and Principal Services

TRQX — Turquoise Stock Exchange

ULC — Unlimited Liability Corp.

XEGT — Equiduct Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at

January 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 month USD LIBOR

3 ML — 3 month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation

43	Long	Australian 10 Year Bond	March 2020	$4,164,579	$4,256,808	$92,229

138	Short	Euro STOXX 50 Index	March 2020	5,718,964	5,578,230	140,734

55	Long	S&P/TSX 60 Index	March 2020	8,527,705	8,573,749	46,044

53	Long	S&P 500 E-Mini Index	March 2020	8,512,935	8,543,600	30,665

42	Long	SPI 200 Index	March 2020	4,779,097	4,809,246	30,149

73	Short	TOPIX Index	March 2020	11,597,159	11,160,967	436,194

21	Long	U.S. Treasury 2 Year Notes	March 2020	4,527,704	4,543,547	15,843

33	Long	U.S. Treasury 10 Year Notes	March 2020	4,254,760	4,344,656	89,896

21	Long	U.S. Treasury Long Bonds	March 2020	3,344,218	3,434,156	89,938

9	Long	U.S. Ultra Bonds	March 2020	1,690,599	1,743,188	52,589

						$1,024,281

						Unrealized (Depreciation)

189	Long	E-Mini Russell 2000 Index	March 2020	$15,580,819	$15,258,915	$(321,904)

75	Short	Euro-Bund	March 2020	14,285,466	14,559,602	(274,136)

9	Long	MSCI EAFE Index	March 2020	903,744	889,425	(14,319)

297	Long	MSCI Emerging Markets Index	March 2020	16,362,240	15,593,985	(768,255)

33	Short	Long Guilt	March 2020	5,755,893	5,880,212	(124,319)

1	Long	TOPIX Index	March 2020	157,914	152,890	(5,024)

4	Short	U.S. Treasury 5 Year Notes	March 2020	480,226	481,281	(1,055)

7	Short	U.S. Treasury 10 Year Notes	March 2020	915,672	921,594	(5,922)

34	Short	U.S. Treasury Ultra 10 Year Futures	March 2020	4,844,903	4,952,312	(107,409)

						$(1,622,343)

		Net Unrealized Appreciation (Depreciation)				$(598,062)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional value represents the current value of the open contract.

209

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electric-Integrated	$4,369,688	$8,527		$—	$4,378,215
Other Industries	77,820,053	47,858,537	**	—	125,678,590
Registered Investment Companies	27,234,043	—		—	27,234,043
Preferred Securities/Capital Securities	—	226,729		—	226,729
Asset Backed Securities:
Diversified Financial Services	—	14,447,365		370,789	14,818,154
U.S. Corporate Bonds & Notes	—	31,101,716		—	31,101,716
Foreign Corporate Bonds & Notes	—	15,264,290		—	15,264,290
U.S. Government Agencies	—	27,306,940		—	27,306,940
U.S. Government Treasuries	—	23,143,200		—	23,143,200
Municipal Bonds & Notes	—	1,328,804		—	1,328,804
Foreign Government Obligations	—	719,950		—	719,950
Options-Purchased	—	—		—	6,875
Short-Term Investment Securities:
Certificates of Deposit	—	250,911		—	250,911
Commercial Paper	—	3,903,548		—	3,903,548
Registered Investment Companies	3,639,286	—		—	3,639,286
U.S. Government Treasuries	—	439,963		—	439,963

Total Investments at Value	$113,063,070	$166,000,480		$377,664	$279,441,214

Other Financial Instruments:+
Futures Contracts	$417,203	$607,076	**	$—	$1,024,279

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,617,319	$5,024	**	$—	$1,622,343

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

210

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Banks-Commercial	19.2%
E-Commerce/Products	8.0
Semiconductor Components-Integrated Circuits	6.7
Electronic Components-Semiconductors	6.3
Internet Content-Information/News	6.0
Oil Companies-Integrated	3.8
Diversified Financial Services	3.1
Real Estate Operations & Development	2.8
Auto-Cars/Light Trucks	2.1
Insurance-Multi-line	2.1
Oil Refining & Marketing	2.0
Steel-Producers	1.8
Entertainment Software	1.5
Building Products-Cement	1.5
Computer Services	1.5
Food-Retail	1.4
Metal-Iron	1.4
Electric-Generation	1.4
Circuit Boards	1.3
Insurance-Reinsurance	1.2
Retail-Restaurants	1.2
Retail-Apparel/Shoe	1.1
Auto/Truck Parts & Equipment-Original	1.1
Schools	1.1
Tobacco	1.1
Appliances	1.0
Metal-Diversified	0.8
Metal Processors & Fabrication	0.8
Banks-Money Center	0.7
Electronic Components-Misc.	0.7
Water	0.6
Semiconductor Equipment	0.6
Diamonds/Precious Stones	0.6
Diversified Banking Institutions	0.5
Auto/Truck Parts & Equipment-Replacement	0.5
Coal	0.5
Transport-Truck	0.5
Cosmetics & Toiletries	0.5
Machinery-Construction & Mining	0.4
Banks-Special Purpose	0.4
Airport Development/Maintenance	0.4
Building & Construction-Misc.	0.4
Electric-Integrated	0.4
Consulting Services	0.4
Power Converter/Supply Equipment	0.4
Insurance-Life/Health	0.3
Oil Companies-Exploration & Production	0.3
Engineering/R&D Services	0.3
Gambling (Non-Hotel)	0.3
Real Estate Investment Trusts	0.3
Finance-Consumer Loans	0.3
Finance-Leasing Companies	0.3
Building-Heavy Construction	0.3
Transport-Rail	0.3
Petrochemicals	0.3
Diversified Operations	0.3
Gas-Distribution	0.3
Paper & Related Products	0.3
Transport-Services	0.3
Athletic Footwear	0.3
Building & Construction Products-Misc.	0.3

Retail-Discount	0.3%
Computers	0.2
Medical-Drugs	0.2
Insurance-Property/Casualty	0.2
Advertising Agencies	0.2
E-Commerce/Services	0.2
Banks-Regional	0.2
Gold Mining	0.2
Apparel Manufacturers	0.2
Public Thoroughfares	0.1

98.6%

Country Allocation*

Cayman Islands	19.4%
China	16.9
South Korea	16.2
Taiwan	12.5
Russia	7.7
Brazil	7.5
India	4.9
Mexico	2.4
Turkey	2.0
South Africa	1.6
Poland	1.4
Hungary	1.3
United States	1.2
Indonesia	1.0
Bermuda	0.6
Hong Kong	0.5
Netherlands	0.5
Thailand	0.4
Greece	0.3
Chile	0.2
Argentina	0.1

98.6%

*	Calculated as a percentage of net assets

211

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.6%
Argentina — 0.1%
Banco Macro SA ADR	10,183	$312,313

Bermuda — 0.6%
Kunlun Energy Co., Ltd.	900,000	696,730
Nine Dragons Paper Holdings, Ltd.	632,000	596,058

		1,292,788

Brazil — 7.5%
Banco do Brasil SA	224,211	2,541,260
Banco do Estado do Rio Grande do Sul SA, Class B (Preference Shares)	95,711	448,987
Cia de Saneamento Basico do Estado de Sao Paulo	97,318	1,386,167
Cia Paranaense de Energia, Class B (Preference Shares)	45,855	786,129
Cyrela Brazil Realty SA Empreendimentos e Participacoes	100,206	744,069
IRB Brasil Resseguros S/A	249,564	2,612,421
Petrobras Distribuidora SA	151,916	1,021,618
Qualicorp Consultoria e Corretora de Seguros SA	80,122	775,664
Smiles Fidelidade SA	50,714	455,675
Vale SA ADR	252,014	2,956,124
YDUQS Part†	187,352	2,305,918

		16,034,032

Cayman Islands — 19.4%
Alibaba Group Holding, Ltd. ADR†	67,492	13,943,172
ANTA Sports Products, Ltd.	212,000	1,831,364
Chailease Holding Co., Ltd.	157,950	655,999
China Lesso Group Holdings, Ltd.	434,000	558,536
China Resources Cement Holdings, Ltd.	956,000	1,070,889
Country Garden Holdings Co., Ltd.	1,696,000	2,147,781
Geely Automobile Holdings, Ltd.	760,000	1,212,000
JD.com, Inc. ADR†	61,411	2,314,581
NetEase, Inc. ADR	8,681	2,784,517
Silicon Motion Technology Corp. ADR	14,956	686,331
Tencent Holdings, Ltd.	272,300	12,929,644
Vipshop Holdings, Ltd. ADR†	63,345	806,382
Zhen Ding Technology Holding, Ltd.	158,000	614,235

		41,555,431

Chile — 0.2%
Banco Santander Chile ADR	25,494	510,900

China — 16.9%
Anhui Conch Cement Co., Ltd.	348,000	2,216,832
Anhui Expressway Co., Ltd., Class A	198,300	157,249
Baoshan Iron & Steel Co., Ltd., Class A	820,800	618,505
China Construction Bank Corp.	6,190,000	4,695,625
China Life Insurance Co., Ltd.	300,000	718,837
China Merchants Bank Co., Ltd.	630,500	3,040,806
China Petroleum & Chemical Corp.	3,494,000	1,843,603
China Vanke Co., Ltd.	640,200	2,250,135
China Yangtze Power Co., Ltd.	254,900	626,753
Daqin Railway Co., Ltd., Class A	574,400	630,768
Dongfeng Motor Group Co., Ltd.	588,000	440,076
Greendland Holdings Corp., Ltd., Class A	1,152,000	1,048,348
Hangzhou Robam Appliances Co., Ltd.	237,300	1,091,033
HLA Corp., Ltd., Class A	601,093	630,861
Industrial & Commercial Bank of China, Ltd.	5,656,000	3,763,858

Security Description	Shares	Value (Note 2)
China (continued)
Industrial Bank Co., Ltd., Class A	230,400	$590,960
Midea Group Co., Ltd.	140,100	1,061,581
Ping An Bank Co., Ltd., Class A	328,000	693,081
Ping An Insurance Group Co. of China, Ltd.	393,000	4,446,072
Postal Savings Bank of China Co., Ltd.*	2,482,000	1,540,240
Sany Heavy Industry Co., Ltd., Class A	209,900	454,875
SDIC Power Holdings Co., Ltd., Class A Class A	892,392	1,026,410
Weichai Power Co., Ltd.	608,158	1,064,031
Xiamen C & D, Inc., Class A	483,884	583,637
Yanzhou Coal Mining Co., Ltd.	642,000	473,286
YiChang HEC ChangJiang Pharmaceutical Co., Ltd.*	93,800	538,959

		36,246,421

Greece — 0.3%
OPAP SA	54,223	675,760

Hong Kong — 0.5%
Beijing Enterprises Holdings, Ltd.	136,500	596,204
Lenovo Group, Ltd.	892,000	581,434

		1,177,638

Hungary — 1.3%
OTP Bank PLC	58,677	2,720,580

India — 4.9%
HDFC Bank, Ltd. ADR	77,289	4,427,114
Infosys, Ltd. ADR	222,874	2,442,699
Reliance Industries, Ltd. GDR*	51,446	2,011,539
State Bank of India GDR†	34,013	1,510,177

		10,391,529

Indonesia — 1.0%
Bank Rakyat Indonesia Persero Tbk PT	6,826,800	2,214,890

Mexico — 2.4%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	457,053	655,749
Fibra Uno Administracion SA de CV	409,131	672,304
Grupo Aeroportuario del Centro Norte SAB de CV	108,396	824,924
Grupo Financiero Banorte SAB de CV, Class O	480,643	2,962,127

		5,115,104

Netherlands — 0.5%
X5 Retail Group NV GDR	31,499	1,156,958

Poland — 1.4%
CD Projekt SA	7,424	537,526
Polski Koncern Naftowy Orlen SA	64,709	1,262,788
Powszechna Kasa Oszczednosci Bank Polski SA	138,562	1,220,630

		3,020,944

Russia — 7.7%
Alrosa PJSC†	1,014,071	1,274,221
Inter RAO UES PJSC†	8,960,503	810,943
Lukoil PJSC ADR	38,169	3,898,200
Magnit PJSC†	9,904	579,176
Magnitogorsk Iron & Steel Works PJSC†	536,389	376,678
MMC Norilsk Nickel PJSC ADR	50,741	1,636,905

212

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Russia (continued)
RusHydro PJSC†	37,886,925	$408,345
Sberbank of Russia PJSC ADR	247,872	3,951,575
Severstal PJSC GDR	69,420	978,822
Surgutneftegas OJSC (Preference Shares)	1,589,455	896,310
Tatneft PJSC ADR	21,984	1,577,902

		16,389,077

South Africa — 1.6%
Absa Group, Ltd.	97,574	888,260
AngloGold Ashanti, Ltd.	21,255	433,020
Capitec Bank Holdings, Ltd.	7,439	667,465
Exxaro Resources, Ltd.	70,105	569,273
SPAR Group, Ltd.	62,990	790,851

		3,348,869

South Korea — 16.2%
Cheil Worldwide, Inc.	27,601	488,870
Daelim Industrial Co., Ltd.†	9,490	638,107
Doosan Bobcat, Inc.	19,864	510,162
E-Mart Co., Ltd.	5,919	545,065
F&F Co., Ltd.†	4,816	406,951
GS Engineering & Construction Corp.†	17,909	415,836
GS Holdings Corp.†	12,906	493,579
Hana Financial Group, Inc.	85,032	2,340,189
Hyundai Glovis Co., Ltd.	8,219	1,009,611
Hyundai Marine & Fire Insurance Co., Ltd.†	27,193	500,742
Hyundai Mobis Co., Ltd.	12,299	2,353,666
Industrial Bank of Korea	101,231	909,414
KEPCO Plant Service & Engineering Co., Ltd.†	21,789	684,707
Kia Motors Corp.	69,531	2,368,070
KT&G Corp.	28,380	2,256,037
LG Household & Health Care, Ltd.	962	1,008,203
Lotte Chemical Corp.†	3,984	625,369
Samsung Electronics Co., Ltd.	250,754	11,735,086
Samsung SDS Co., Ltd.	3,850	621,354
Shinhan Financial Group Co., Ltd.	76,047	2,475,162
SK Hynix, Inc.	14,376	1,115,003
Woori Financial Group, Inc.	127,667	1,075,849

		34,577,032

Taiwan — 12.5%
Catcher Technology Co., Ltd.	107,000	846,877
Chipbond Technology Corp.	222,000	440,840

Security Description	Shares	Value (Note 2)
Taiwan (continued)
Delta Electronics, Inc.	164,000	$766,933
E.Sun Financial Holding Co., Ltd.	912,413	843,873
Elite Material Co., Ltd.	196,000	737,919
FLEXium Interconnect, Inc.	201,963	697,314
Fubon Financial Holding Co., Ltd.	1,448,000	2,144,954
Globalwafers Co., Ltd.	104,000	1,350,144
ITEQ Corp.	146,000	629,162
Nanya Technology Corp.	455,000	1,150,366
Novatek Microelectronics Corp.	110,000	776,999
Pou Chen Corp.	498,000	574,672
Powertech Technology, Inc.	205,000	723,880
Radiant Opto-Electronics Corp.	189,000	649,713
Shin Zu Shing Co., Ltd.	154,000	746,417
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	211,486	11,407,555
Unimicron Technology Corp.	683,000	854,820
Yuanta Financial Holding Co., Ltd.	2,014,000	1,304,984

		26,647,422

Thailand — 0.4%
Krung Thai Bank PCL	1,604,700	828,863

Turkey — 2.0%
Eregli Demir ve Celik Fabrikalari TAS	1,115,572	1,737,964
Ford Otomotiv Sanayi AS	35,300	442,170
KOC Holding AS	185,349	599,040
Tekfen Holding AS	127,244	408,940
Yapi Ve Kredi Bankasi AS†	2,245,441	1,113,270

		4,301,384

United States — 1.2%
Yum China Holdings, Inc.	59,005	2,541,345

TOTAL INVESTMENTS (cost $182,694,856)(1)	98.6%	211,059,280
Other assets less liabilities	1.4	2,915,076

NET ASSETS	100.0%	$213,974,356

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $4,090,738 representing 1.9% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices		Level 3 - Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$12,043,404	$4,345,673		$—	$16,389,077
Other Countries	68,833,582	$125,836,621	**	—	194,670,203

Total Investments at Value	$80,876,986	$130,182,294		$—	$211,059,280

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

213

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Medical-Drugs	8.3%
Electric-Integrated	5.9
Banks-Super Regional	5.0
Oil Companies-Integrated	3.8
Real Estate Investment Trusts	3.6
Insurance-Multi-line	3.3
Investment Management/Advisor Services	3.2
Diversified Banking Institutions	3.2
Finance-Other Services	2.6
Tobacco	2.5
Beverages-Non-alcoholic	2.5
Retail-Restaurants	2.1
Applications Software	2.1
Oil Companies-Exploration & Production	2.1
Cable/Satellite TV	1.9
Diversified Manufacturing Operations	1.9
Finance-Credit Card	1.8
Banks-Commercial	1.8
Insurance-Property/Casualty	1.8
Electronic Components-Semiconductors	1.7
Industrial Gases	1.7
Retail-Building Products	1.7
Telephone-Integrated	1.7
Machinery-Pumps	1.6
Food-Confectionery	1.6
Semiconductor Components-Integrated Circuits	1.6
Aerospace/Defense	1.5
Chemicals-Diversified	1.5
Medical Instruments	1.5
Cosmetics & Toiletries	1.5
Aerospace/Defense-Equipment	1.4
Insurance Brokers	1.4
Insurance-Life/Health	1.3
Transport-Rail	1.3
Computers	1.2
Computer Services	1.2
Medical-HMO	1.2
Data Processing/Management	1.1
Drug Delivery Systems	1.0
Commercial Services-Finance	1.0
Toys	1.0
Machinery-Farming	1.0
Casino Hotels	0.9
Retail-Discount	0.8
Non-Hazardous Waste Disposal	0.8
Pharmacy Services	0.7
Instruments-Controls	0.7
Apparel Manufacturers	0.7
Oil Refining & Marketing	0.7
Tools-Hand Held	0.6
Banks-Fiduciary	0.5
Medical-Biomedical/Gene	0.5
Coatings/Paint	0.4
Hotels/Motels	0.4
Medical Products	0.4
Gas-Distribution	0.1

99.3%

*	Calculated as a percentage of net assets

214

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.3%
Aerospace/Defense — 1.5%
General Dynamics Corp.	94,434	$16,567,501

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	102,962	15,464,892

Apparel Manufacturers — 0.7%
VF Corp.	91,536	7,594,742

Applications Software — 2.1%
Microsoft Corp.	134,114	22,830,226

Banks-Commercial — 1.8%
Cullen/Frost Bankers, Inc.	41,300	3,682,308
M&T Bank Corp.	17,834	3,005,386
Truist Financial Corp.	244,264	12,596,694

		19,284,388

Banks-Fiduciary — 0.5%
Northern Trust Corp.	52,652	5,149,892

Banks-Super Regional — 5.0%
PNC Financial Services Group, Inc.	164,971	24,506,442
US Bancorp	212,910	11,331,070
Wells Fargo & Co.	374,086	17,559,597

		53,397,109

Beverages-Non-alcoholic — 2.5%
Coca-Cola Co.	241,624	14,110,841
PepsiCo, Inc.	87,240	12,389,825

		26,500,666

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	474,888	20,510,413

Casino Hotels — 0.9%
Las Vegas Sands Corp.	139,766	9,128,118

Chemicals-Diversified — 1.5%
DuPont de Nemours, Inc.	83,766	4,287,144
PPG Industries, Inc.	101,742	12,192,761

		16,479,905

Coatings/Paint — 0.4%
RPM International, Inc.	64,196	4,581,669

Commercial Services-Finance — 1.0%
Automatic Data Processing, Inc.	62,352	10,686,509

Computer Services — 1.2%
Accenture PLC, Class A	38,521	7,904,894
International Business Machines Corp.	33,400	4,800,582

		12,705,476

Computers — 1.2%
Apple, Inc.	43,056	13,326,263

Cosmetics & Toiletries — 1.5%
Procter & Gamble Co.	129,824	16,178,667

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc.	84,009	12,068,733

Diversified Banking Institutions — 3.2%
Bank of America Corp.	1,044,739	34,298,781

Diversified Manufacturing Operations — 1.9%
Illinois Tool Works, Inc.	31,405	5,495,247
Parker-Hannifin Corp.	74,025	14,485,952

		19,981,199

Security Description	Shares	Value (Note 2)
Drug Delivery Systems — 1.0%
Becton Dickinson and Co.	39,867	$10,970,601

Electric-Integrated — 5.9%
CMS Energy Corp.	167,956	11,506,665
DTE Energy Co.	15,528	2,059,168
Edison International	52,094	3,987,796
Entergy Corp.	43,221	5,684,426
NextEra Energy, Inc.	71,475	19,169,595
Public Service Enterprise Group, Inc.	123,870	7,333,104
Xcel Energy, Inc.	200,319	13,860,072

		63,600,826

Electronic Components-Semiconductors — 1.7%
Texas Instruments, Inc.	151,134	18,234,317

Finance-Credit Card — 1.8%
Capital One Financial Corp.	104,942	10,473,212
Discover Financial Services	119,661	8,990,131

		19,463,343

Finance-Other Services — 2.6%
CME Group, Inc.	127,311	27,640,491

Food-Confectionery — 1.6%
Mondelez International, Inc., Class A	291,734	16,739,697

Gas-Distribution — 0.1%
NiSource, Inc.	45,149	1,323,317

Hotels/Motels — 0.4%
Wyndham Hotels & Resorts, Inc.	77,702	4,442,223

Industrial Gases — 1.7%
Air Products & Chemicals, Inc.	75,173	17,944,547

Instruments-Controls — 0.7%
Honeywell International, Inc.	44,241	7,663,426

Insurance Brokers — 1.4%
Arthur J. Gallagher & Co.	98,089	10,060,989
Marsh & McLennan Cos., Inc.	39,889	4,461,983

		14,522,972

Insurance-Life/Health — 1.3%
Prudential Financial, Inc.	153,383	13,967,056

Insurance-Multi-line — 3.3%
Chubb, Ltd.	55,302	8,405,351
Cincinnati Financial Corp.	24,466	2,567,707
Hartford Financial Services Group, Inc.	212,963	12,624,446
MetLife, Inc.	226,904	11,279,398

		34,876,902

Insurance-Property/Casualty — 1.8%
Progressive Corp.	119,191	9,617,522
Travelers Cos., Inc.	72,343	9,521,786

		19,139,308

Investment Management/Advisor Services — 3.2%
BlackRock, Inc.	46,469	24,505,427
T. Rowe Price Group, Inc.	73,438	9,806,176

		34,311,603

Machinery-Farming — 1.0%
Deere & Co.	64,424	10,216,358

Machinery-Pumps — 1.6%
Dover Corp.	154,304	17,567,510

215

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Instruments — 1.5%
Medtronic PLC	140,280	$16,193,923

Medical Products — 0.4%
Abbott Laboratories	43,496	3,790,242

Medical-Biomedical/Gene — 0.5%
Gilead Sciences, Inc.	80,621	5,095,247

Medical-Drugs — 8.3%
Bristol-Myers Squibb Co.	403,426	25,395,667
Eli Lilly & Co.	72,433	10,114,544
Johnson & Johnson	161,293	24,011,689
Merck & Co., Inc.	166,436	14,220,292
Pfizer, Inc.	389,475	14,504,049

		88,246,241

Medical-HMO — 1.2%
UnitedHealth Group, Inc.	45,363	12,359,149

Non-Hazardous Waste Disposal — 0.8%
Republic Services, Inc.	85,360	8,113,468

Oil Companies-Exploration & Production — 2.1%
ConocoPhillips	374,415	22,251,484

Oil Companies-Integrated — 3.8%
Chevron Corp.	270,955	29,030,119
Exxon Mobil Corp.	192,862	11,980,587

		41,010,706

Oil Refining & Marketing — 0.7%
Valero Energy Corp.	86,919	7,328,141

Pharmacy Services — 0.7%
CVS Health Corp.	114,697	7,778,751

Real Estate Investment Trusts — 3.6%
Alexandria Real Estate Equities, Inc.	25,907	4,228,022
AvalonBay Communities, Inc.	51,049	11,061,808
Boston Properties, Inc.	38,517	5,521,412
Simon Property Group, Inc.	43,302	5,765,661
Ventas, Inc.	87,047	5,036,539
Vornado Realty Trust	101,550	6,678,944

		38,292,386

Security Description	Shares	Value (Note 2)
Retail-Building Products — 1.7%
Home Depot, Inc.	78,524	$17,911,324

Retail-Discount — 0.8%
Walmart, Inc.	75,673	8,663,802

Retail-Restaurants — 2.1%
McDonald’s Corp.	93,289	19,961,047
Starbucks Corp.	35,006	2,969,559

		22,930,606

Semiconductor Components-Integrated Circuits — 1.6%
Analog Devices, Inc.	151,984	16,680,244

Telephone-Integrated — 1.7%
Verizon Communications, Inc.	299,801	17,820,172

Tobacco — 2.5%
Altria Group, Inc.	194,856	9,261,506
Philip Morris International, Inc.	217,778	18,010,240

		27,271,746

Tools-Hand Held — 0.6%
Stanley Black & Decker, Inc.	43,435	6,920,499

Toys — 1.0%
Hasbro, Inc.	100,980	10,286,833

Transport-Rail — 1.3%
Norfolk Southern Corp.	65,219	13,579,248

TOTAL INVESTMENTS (cost $792,981,086)(1)	99.3%	1,061,883,858
Other assets less liabilities	0.7	7,594,705

NET ASSETS	100.0%	$1,069,478,563

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,061,883,858	$—	$—	$1,061,883,858

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

216

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Medical-Drugs	6.6%
Computers	4.6
Diversified Banking Institutions	3.6
Applications Software	3.5
Finance-Credit Card	3.0
Medical-Biomedical/Gene	2.9
Insurance-Multi-line	2.9
Building-Residential/Commercial	2.8
E-Commerce/Products	2.7
Web Portals/ISP	2.7
Banks-Commercial	2.7
Enterprise Software/Service	2.2
Computer Services	2.0
Insurance-Life/Health	2.0
Airlines	1.8
Medical Products	1.8
Semiconductor Equipment	1.8
Cable/Satellite TV	1.8
Food-Misc./Diversified	1.7
Independent Power Producers	1.6
Television	1.6
Repurchase Agreements	1.6
Retail-Auto Parts	1.6
Telephone-Integrated	1.4
Oil Companies-Integrated	1.3
Building-Heavy Construction	1.2
Cosmetics & Toiletries	1.2
Internet Content-Entertainment	1.1
Lighting Products & Systems	1.0
Retail-Restaurants	1.0
Medical-Wholesale Drug Distribution	1.0
Retail-Apparel/Shoe	1.0
Electric-Integrated	1.0
Insurance-Reinsurance	1.0
Retail-Discount	0.9
Real Estate Operations & Development	0.9
Real Estate Investment Trusts	0.9
Auto/Truck Parts & Equipment-Original	0.9
Gold Mining	0.8
Consulting Services	0.8
Medical-HMO	0.8
Dental Supplies & Equipment	0.8
Computer Data Security	0.8
Oil Companies-Exploration & Production	0.8
Electronic Components-Semiconductors	0.7
Cellular Telecom	0.7
Brewery	0.7
Computer Software	0.7
Building Products-Air & Heating	0.7
Audio/Video Products	0.7
Investment Management/Advisor Services	0.7
Semiconductor Components-Integrated Circuits	0.6
Building & Construction Products-Misc.	0.6
Import/Export	0.6
Networking Products	0.6
Containers-Metal/Glass	0.5
Engineering/R&D Services	0.5
Electronics-Military	0.5
Machinery-Electrical	0.5
Medical Labs & Testing Services	0.5
Food-Retail	0.5
Metal-Iron	0.4
Transport-Services	0.4
Entertainment Software	0.4
Finance-Consumer Loans	0.4

Rental Auto/Equipment	0.4%
Office Automation & Equipment	0.4
Medical-Hospitals	0.4
Electronic Components-Misc.	0.4
Machine Tools & Related Products	0.4
Finance-Mortgage Loan/Banker	0.4
Financial Guarantee Insurance	0.3
Insurance-Property/Casualty	0.3
Rubber & Vinyl	0.3
Finance-Auto Loans	0.3
Chemicals-Diversified	0.3
Beverages-Non-alcoholic	0.3
Private Equity	0.3
Auto-Cars/Light Trucks	0.2
Retail-Building Products	0.2
Human Resources	0.2
Retail-Petroleum Products	0.2
Banks-Mortgage	0.2
Energy-Alternate Sources	0.2
Hotels/Motels	0.2
Advertising Services	0.2
Toys	0.2
Oil Refining & Marketing	0.2
Savings & Loans/Thrifts	0.2
Finance-Other Services	0.2
Transport-Marine	0.1
Publishing-Periodicals	0.1
Retail-Home Furnishings	0.1
Gambling (Non-Hotel)	0.1
Retail-Consumer Electronics	0.1
Building & Construction-Misc.	0.1
Commercial Services-Finance	0.1
Retail-Automobile	0.1
Textile-Products	0.1
Transport-Rail	0.1

99.9%

Country Allocation*

United States	62.3%
Japan	8.2
United Kingdom	5.7
Switzerland	5.6
Canada	3.8
Ireland	3.5
Germany	2.1
Australia	1.7
Spain	1.6
Netherlands	1.5
Belgium	0.8
Denmark	0.7
France	0.6
Norway	0.5
Sweden	0.4
Puerto Rico	0.4
Bermuda	0.2
Italy	0.2
Austria	0.1

99.9%

*	Calculated as a percentage of net assets

217

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.3%
Australia — 1.7%
Aurizon Holdings, Ltd.	88,555	$314,951
Beach Energy, Ltd.	788,527	1,378,225
Coca-Cola Amatil, Ltd.	123,783	976,009
CSR, Ltd.	323,113	1,036,496
Fortescue Metals Group, Ltd.	226,261	1,695,326
JB Hi-Fi, Ltd.	14,799	385,929
Qantas Airways, Ltd.	122,564	520,812

		6,307,748

Austria — 0.1%
Wienerberger AG	13,388	380,365

Belgium — 0.8%
Ageas	51,648	2,847,539

Bermuda — 0.2%
BW LPG Ltd†	77,120	624,033
Essent Group, Ltd.	6,753	335,016

		959,049

Canada — 3.8%
Air Canada†	10,650	356,743
CI Financial Corp.	118,254	2,072,170
Cogeco Communications, Inc.	4,373	343,324
Equitable Group, Inc.	16,806	1,337,851
Genworth MI Canada, Inc.	9,201	406,029
Home Capital Group, Inc.†	35,893	855,693
iA Financial Corp., Inc.	11,346	624,399
Kirkland Lake Gold, Ltd.	75,376	3,091,020
National Bank of Canada	9,532	528,891
Royal Bank of Canada	54,622	4,316,434

		13,932,554

Denmark — 0.7%
Carlsberg A/S, Class B	18,130	2,652,926

France — 0.6%
Air France-KLM†	30,483	283,287
Coface SA†	93,995	1,157,382
Peugeot SA	24,120	500,607
Sopra Steria Group	2,432	389,590

		2,330,866

Germany — 2.1%
Allianz SE	17,140	4,108,700
Muenchener Rueckversicherungs-Gesellschaft AG	10,865	3,206,015
Stroeer SE & Co. KGaA	4,597	365,760

		7,680,475

Ireland — 3.5%
Allergan PLC	21,092	3,936,611
Greencore Group PLC	961,163	3,124,537
Jazz Pharmaceuticals PLC†	10,359	1,484,963
Johnson Controls International PLC	67,155	2,649,265
Ryanair Holdings PLC ADR†	16,889	1,462,756
STERIS PLC	2,290	345,080

		13,003,212
Italy — 0.2%
Azimut Holding SpA	22,234	546,324
Unipol Gruppo SpA	63,181	322,075

		868,399

Security Description	Shares	Value (Note 2)
Japan — 8.2%
Bandai Namco Holdings, Inc.	12,100	$704,092
Digital Garage, Inc.	11,100	408,873
DMG Mori Seiki Co., Ltd.	99,600	1,371,954
Hitachi, Ltd.	48,000	1,832,998
ITOCHU Corp.	92,400	2,155,908
Japan Petroleum Exploration Co., Ltd.	56,200	1,388,242
Kaken Pharmaceutical Co., Ltd.	7,400	390,406
KDDI Corp.	58,000	1,728,191
Kyudenko Corp.	10,700	308,396
Meitec Corp.	27,900	1,589,966
Mitsui Fudosan Co., Ltd.	15,000	396,395
Nihon Unisys, Ltd.	11,600	354,699
Nippon Telegraph & Telephone Corp.	82,200	2,092,861
Nomura Real Estate Holdings, Inc.	67,700	1,668,253
NTT DOCOMO, Inc.	80,200	2,295,307
Saizeriya Co., Ltd.	15,000	329,338
Sankyu, Inc.	34,200	1,690,597
Sekisui House, Ltd.	72,200	1,556,239
Softbank Corp.	26,500	363,911
Sony Corp.	37,400	2,628,783
Sumitomo Mitsui Financial Group, Inc.	22,100	774,453
Teijin, Ltd.	17,700	316,202
Tokuyama Corp.	41,900	1,055,566
Tokyo Tatemono Co., Ltd.	24,900	401,169
Tokyu Fudosan Holdings Corp.	134,700	951,009
Toyota Motor Corp.	7,000	485,680
Zeon Corp.	107,500	1,142,020

		30,381,508

Netherlands — 1.5%
ASM International NV	4,881	592,631
Intertrust NV	36,896	655,726
Koninklijke Ahold Delhaize NV	67,486	1,657,773
NXP Semiconductors NV	3,366	427,011
Signify NV*	48,304	1,608,808
Wolters Kluwer NV	6,890	517,951

		5,459,900

Norway — 0.5%
Norwegian Finans Holding ASA†	96,371	987,527
SpareBank 1 SMN	67,152	741,073

		1,728,600

Puerto Rico — 0.4%
Popular, Inc.	25,894	1,449,028

Spain — 1.6%
ACS Actividades de Construccion y Servicios SA	10,276	340,772
Endesa SA	129,148	3,543,605
Mediaset Espana Comunicacion SA	360,503	1,977,245

		5,861,622

Sweden — 0.4%
Skanska AB, Class B	68,651	1,586,334

Switzerland — 5.6%
Adecco Group AG	15,198	893,739
Landis+Gyr Group AG	9,314	855,143
Nestle SA	29,096	3,212,024
Novartis AG	48,766	4,612,993
Roche Holding AG	16,356	5,504,790
Swiss Life Holding AG	6,843	3,440,245
Zurich Insurance Group AG	5,870	2,439,917

		20,958,851

218

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom — 5.7%
3i Group PLC	66,690	$970,032
Avast PLC*	514,879	2,882,841
Berkeley Group Holdings PLC	50,608	3,514,841
Dart Group PLC	65,822	1,481,887
Dialog Semiconductor PLC†	62,094	2,737,931
Dunelm Group PLC	32,338	495,906
Legal & General Group PLC	786,616	3,165,591
Next PLC	39,665	3,595,344
Rank Group PLC†	104,760	394,162
Ultra Electronics Holdings PLC	62,657	1,869,399

		21,107,934

United States — 60.7%
AbbVie, Inc.	35,715	2,893,629
Allison Transmission Holdings, Inc.	72,617	3,209,671
Ally Financial, Inc.	34,539	1,106,284
Alphabet, Inc., Class C†	7,013	10,058,255
Altice USA, Inc., Class A†	105,357	2,882,568
Amazon.com, Inc.†	3,515	7,060,651
AMC Networks, Inc., Class A†	25,795	943,839
Amgen, Inc.	19,632	4,241,494
Apple, Inc.	49,050	15,181,466
Applied Materials, Inc.	42,686	2,475,361
Arrowhead Pharmaceuticals, Inc.†	21,075	883,253
AT&T, Inc.	31,465	1,183,713
AutoZone, Inc.†	3,007	3,181,286
Ball Corp.	26,804	1,934,713
Bank of America Corp.	171,457	5,628,933
Baxter International, Inc.	6,510	580,822
Biogen, Inc.†	7,109	1,911,255
BMC Stock Holdings, Inc.†	30,831	899,803
Bristol-Myers Squibb Co.	66,771	4,203,234
Builders FirstSource, Inc.†	33,730	836,335
CACI International, Inc., Class A†	2,974	795,367
Charter Communications, Inc., Class A†	6,407	3,315,366
Chevron Corp.	43,652	4,676,875
Cisco Systems, Inc.	44,095	2,027,047
CIT Group, Inc.	29,205	1,334,961
Citigroup, Inc.	64,014	4,763,282
Cooper Cos., Inc.	8,506	2,950,646
DENTSPLY SIRONA, Inc.	52,317	2,929,752
Discover Financial Services	10,821	812,982
Dollar General Corp.	22,757	3,491,151
eBay, Inc.	91,408	3,067,652
Essex Property Trust, Inc.	9,236	2,860,943
Facebook, Inc., Class A†	20,461	4,131,281
FTI Consulting, Inc.†	25,033	3,005,462
Gentex Corp.	12,823	381,741
Gilead Sciences, Inc.	59,203	3,741,630
Henry Schein, Inc.†	4,999	344,631
Hilton Worldwide Holdings, Inc.	7,300	786,940
HollyFrontier Corp.	5,927	266,241
Hologic, Inc.†	44,097	2,360,071
HP, Inc.	78,092	1,664,921
Humana, Inc.	4,494	1,511,063
International Business Machines Corp.	7,848	1,127,993
IQVIA Holdings, Inc.†	11,445	1,776,836
j2 Global, Inc.	27,675	2,652,926
Jabil, Inc.	25,473	990,645
Johnson & Johnson	3,708	552,010
Lam Research Corp.	11,724	3,496,214
Leidos Holdings, Inc.	33,869	3,402,818

Security Description	Shares	Value (Note 2)
United States (continued)
Lithia Motors, Inc., Class A	2,672	$362,430
Manhattan Associates, Inc.†	23,618	2,018,394
MasTec, Inc.†	43,946	2,537,882
Mastercard, Inc., Class A	12,285	3,881,323
McKesson Corp.	25,233	3,598,478
Meritage Homes Corp.†	12,709	901,831
Microsoft Corp.	77,063	13,118,435
Morgan Stanley	44,416	2,321,180
Navient Corp.	104,103	1,497,001
Nexstar Media Group, Inc., Class A	25,182	3,050,799
NMI Holdings, Inc., Class A†	28,026	894,590
NRG Energy, Inc.	84,252	3,108,056
O’Reilly Automotive, Inc.†	6,229	2,529,597
Oracle Corp.	71,219	3,735,437
Perspecta, Inc.	52,746	1,480,580
Phillips 66	4,500	411,165
Prestige Consumer Healthcare, Inc.†	20,368	826,126
Procter & Gamble Co.	34,304	4,274,964
PulteGroup, Inc.	84,420	3,769,353
QUALCOMM, Inc.	21,701	1,851,312
Regions Financial Corp.	22,032	343,038
Sabre Corp.	17,062	367,515
SBA Communications Corp.	1,569	391,560
Starbucks Corp.	40,419	3,428,744
Take-Two Interactive Software, Inc.†	12,636	1,574,951
Taylor Morrison Home Corp., Class A†	35,510	918,999
Tenet Healthcare Corp.†	43,757	1,384,471
TopBuild Corp.†	3,301	377,998
United Airlines Holdings, Inc.†	35,836	2,680,533
United Rentals, Inc.†	10,497	1,424,338
UnitedHealth Group, Inc.	5,455	1,486,215
Universal Display Corp.	12,298	2,166,539
Veeva Systems, Inc., Class A†	18,114	2,655,694
Visa, Inc., Class A	22,532	4,483,192
Vistra Energy Corp.	129,016	2,905,440
Voya Financial, Inc.	12,095	722,434
Washington Federal, Inc.	19,643	667,862
Western Union Co.	61,336	1,649,938
World Fuel Services Corp.	22,090	864,161
Xerox Holdings Corp.	39,512	1,405,442

		224,584,009

Total Long-Term Investment Securities (cost $306,119,294)		364,080,919

219

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25% dated 01/31/2020, to be purchased 02/03/2020 in the amount $5,819,121 and collaterallized by $5,430,000 of United States Treasury Notes, bearing interest at 0.38% due 07/15/2027 and having an approximate value of $5,939,079 (cost $5,819,000)	$5,819,000	$5,819,000

TOTAL INVESTMENTS (cost $311,938,294)(1)	99.9%	369,899,919
Other assets less liabilities	0.1	269,911

NET ASSETS	100.0%	$370,169,830

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $5,147,375 representing 1.4% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.

ADR	—	American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	250,606,294	113,474,625	**	—	364,080,919
Repurchase Agreements	—	5,819,000		—	5,819,000

Total Investments at Value	$250,606,294	$119,293,625		$—	$369,899,919

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 2).

See Notes to Financial Statements

220

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Diversified Financial Services	20.0%
Federal National Mtg. Assoc.	12.9
United States Treasury Bonds	12.1
Government National Mtg. Assoc.	6.7
Federal Home Loan Mtg. Corp.	6.1
Diversified Banking Institutions	5.2
Repurchase Agreements	3.9
United States Treasury Notes	3.6
Uniform Mtg. Backed Securities	2.4
Banks-Commercial	2.1
Registered Investment Companies	1.9
Real Estate Investment Trusts	1.6
Pipelines	1.6
Electric-Integrated	1.5
Municipal Bonds & Notes	1.3
Cable/Satellite TV	1.1
Medical-Hospitals	1.0
Oil Companies-Integrated	0.9
Telephone-Integrated	0.9
Finance-Investment Banker/Broker	0.7
Banks-Super Regional	0.7
Gas-Distribution	0.5
Brewery	0.5
Computers	0.5
Finance-Leasing Companies	0.4
Auto-Cars/Light Trucks	0.4
Insurance Brokers	0.4
Electronic Components-Semiconductors	0.4
Aerospace/Defense-Equipment	0.4
Airlines	0.4
Applications Software	0.4
Pharmacy Services	0.4
Small Business Administration	0.4
Medical-Drugs	0.4
Electric-Distribution	0.3
Insurance-Life/Health	0.3
Building Products-Cement	0.3
Medical-HMO	0.3
Tobacco	0.3
Medical Products	0.3
Sovereign	0.3
Medical-Generic Drugs	0.3
Physicians Practice Management	0.3
Soap & Cleaning Preparation	0.3
Broadcast Services/Program	0.3
Finance-Other Services	0.3
Medical Instruments	0.2
Medical Labs & Testing Services	0.2
Containers-Paper/Plastic	0.2
Insurance-Property/Casualty	0.2
Machinery-General Industrial	0.2
Oil Companies-Exploration & Production	0.2
Special Purpose Entities	0.2
Insurance-Multi-line	0.2
Oil Refining & Marketing	0.2
E-Commerce/Services	0.2
Radio	0.2
Resorts/Theme Parks	0.2
Auto-Heavy Duty Trucks	0.2
Building Products-Wood	0.2
Insurance-Reinsurance	0.2

Diversified Manufacturing Operations	0.2%
Veterinary Diagnostics	0.1
Cellular Telecom	0.1
Oil-Field Services	0.1
Enterprise Software/Service	0.1
Finance-Credit Card	0.1
Metal-Copper	0.1
Metal-Iron	0.1
Metal-Aluminum	0.1
Rental Auto/Equipment	0.1
Machinery-Farming	0.1
Transport-Rail	0.1
Data Processing/Management	0.1
Electric-Generation	0.1
Resolution Funding Corp	0.1
Non-Hazardous Waste Disposal	0.1
Investment Management/Advisor Services	0.1
Computer Services	0.1
Aerospace/Defense	0.1
Food-Misc./Diversified	0.1
Banks-Fiduciary	0.1
Distribution/Wholesale	0.1
Electric-Transmission	0.1
Insurance-Mutual	0.1
Multimedia	0.1
Retail-Building Products	0.1
Food-Confectionery	0.1
Metal-Diversified	0.1
Machinery-Construction & Mining	0.1
Diversified Operations	0.1
Commercial Services-Finance	0.1

103.5%

Credit Quality†#

Aaa	48.0%
Aa	1.7
A	11.0
Baa	16.7
Ba	3.0
B	0.7
Not Rated@	18.9

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

221

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 19.7%
Diversified Financial Services — 19.7%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 2.46% (1 ML+0.80%) due 12/26/2044*	$223,831	$221,440
ACRE TL 2017 LLC FRS Series 2017-A 6.66% (1 ML+4.60%) due 12/15/2020(1)(13)	1,475,000	1,475,000
Allegro CLO II-S, Ltd. FRS Series 2014-1RA, Class A2 3.42% (3 ML+1.60%) due 10/21/2028*(2)	2,477,180	2,480,155
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 3.08% (3 ML+1.25%) due 10/18/2027*(2)	1,580,000	1,578,420
ALM V, Ltd. FRS Series 2012-5A, Class BR3 3.48% (3 ML+1.65%) due 10/18/2027*(2)	670,000	668,660
ALM XII, Ltd. FRS Series 2015-12A, Class A1R2 2.73% (3 ML+0.89%) due 04/16/2027*(2)	2,235,256	2,234,138
ALM XVI, Ltd./ALM XVI LLC FRS Series 2015-16A, Class AAR2 2.73% (3 ML+0.90%) due 07/15/2027*(2)	960,000	959,371
American Credit Acceptance Receivables Trust Series 2018-2, Class B 3.46% due 08/10/2022*	168,082	168,143
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	913,254	961,576
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,364,041	1,444,746
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	911,128	968,908
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	161,309
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	409,484
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2052*	500,000	560,462
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	168,361
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	310,224
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	767,514
AmeriCredit Automobile Receivables Trust Series 2017-1, Class B 2.30% due 02/18/2022	285,452	285,800

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71% due 08/18/2022	$163,000	$164,432
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	366,000	372,161
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 2.11% (1 ML+0.45%) due 01/25/2036	669,779	670,912
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2018-FL1, Class A 2.83% (1 ML+1.15%) due 06/15/2028*	3,380,000	3,380,967
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2017-FL2, Class C 4.03% (1 ML+2.35%) due 08/15/2027*	668,500	669,960
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class D 4.18% (1 ML+2.50%) due 05/15/2037*	3,147,500	3,164,210
AREIT Trust FRS Series 2019-CRE3, Class A 2.69% (1 ML+1.02%) due 09/14/2036*(3)	590,000	589,996
AREIT Trust FRS Series 2019-CRE3, Class B 3.22% (1 ML+1.55%) due 09/14/2036*(3)	2,234,000	2,233,984
AREIT Trust FRS Series 2019-CRE3, Class C 3.57% (1 ML+1.90%) due 09/14/2036*(3)	1,015,000	1,014,993
AREIT Trust FRS Series 2019-CRE3, Class D 4.32% (1 ML+2.65%) due 09/14/2036*(3)	884,500	886,155
Atrium XII FRS Series 12A, Class BR 3.15% (3 ML+1.35%) due 04/22/2027*(2)	2,950,000	2,952,794
B2R Mtg. Trust Series 2015-2, Class A 3.34% due 11/15/2048*	213,168	213,766
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 3.07% (3 ML+1.25%) due 01/20/2028*(2)	4,300,018	4,270,283
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class A 2.53% (1 ML+0.85%) due 01/15/2033*(3)	1,282,877	1,282,490
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE5, Class A 2.68% (1 ML+1.00%) due 03/15/2036*(3)	1,869,781	1,869,779

222

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class AS 2.78% (1 ML+1.10%) due 09/15/2035*(3)	$1,005,000	$1,006,724
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class AS 2.93% (1 ML+1.25%) due 01/15/2033*(3)	1,555,188	1,558,248
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class B 2.93% (1 ML+1.25%) due 09/15/2035*(3)	905,000	907,167
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE5, Class AS 3.03% (1 ML+1.35%) due 03/15/2036*(3)	621,929	621,928
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class B 3.23% (1 ML+1.55%) due 09/15/2036*(3)	3,941,902	3,941,904
Bancorp Commercial Mtg. Trust FRS Series 2017-CRE2, Class B 3.28% (1 ML+1.60%) due 08/15/2032*(3)	1,031,000	1,036,742
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class D 3.78% (1 ML+2.10%) due 09/15/2035*(3)	655,000	656,434
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class D 3.98% (1 ML+2.30%) due 09/15/2036*(3)	270,000	270,000
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class D 4.38% (1 ML+2.70%) due 01/15/2033*(3)	716,847	723,596
BANK Series 2019-BN24, Class A3 2.96% due 11/15/2062(3)	413,810	440,687
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(3)	2,608,000	2,937,275
Barclays Commercial Mtg. Trust Series 2019-C5, Class A4 3.06% due 11/15/2052(3)	1,315,000	1,406,739
BDS, Ltd. FRS Series 2018-F12, Class A 2.62% (1 ML+0.95%) due 08/15/2035*(3)	1,330,785	1,330,782
BDS, Ltd. FRS Series 2019-FL4, Class A 2.84% (1 ML+1.10%) due 08/15/2036*	2,333,000	2,330,651
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 4.31% due 08/25/2033(1)(4)	131,698	131,610
Benchmark Mtg. Trust Series 2019-B10, Class A4 3.72% due 03/15/2062(3)	4,206,000	4,713,961
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class D 4.37% (1 ML+2.70%) due 06/15/2035*(3)	730,000	730,682

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
BSPRT Issuer, Ltd. FRS Series 2019-FL5, Class C 3.68% (1 ML+2.00%) due 05/15/2029*	$1,485,000	$1,483,150
Business Jet Securities LLC Series 2019-1, Class A 4.21% due 07/15/2034*	2,036,052	2,097,483
Business Jet Securities LLC Series 2018-1, Class A 4.34% due 02/15/2033*	2,946,869	3,001,756
Business Jet Securities LLC Series 2018-2, Class A 4.45% due 06/15/2033*	954,186	978,308
BXMT, Ltd. FRS Series 2020-FL2, Class B 3.06% (1 ML+1.40%) due 02/16/2037*(3)	875,000	875,000
Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	278,658
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(13)	1,398,966	1,395,902
Cantor Commercial Real Estate Lending Series 2019-CF2, Class A5 2.87% due 11/15/2052(3)	3,173,122	3,333,743
Capital Auto Receivables Asset Trust Series 2018-1, Class A3 2.79% due 01/20/2022*	1,138,430	1,141,599
CarMax Auto Owner Trust Series 2018-2, Class A2 2.73% due 08/16/2021	167,899	168,073
Carvana Auto Receivables Trust Series 2019-2A, Class C 3.00% due 06/17/2024*	2,000,000	2,029,150
Carvana Auto Receivables Trust Series 2019-3A, Class D 3.04% due 04/15/2025*	2,240,000	2,270,334
CAUTO Series 2020-1A, Class A4 3.19% due 02/15/2050*	1,187,213	1,191,297
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	1,204,046	1,205,876
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	1,580,752	1,602,159
Citigroup Commercial Mtg. Trust Series 2019-C7, Class A4 3.10% due 12/15/2072(3)	380,000	406,659
Citigroup Commercial Mtg. Trust VRS Series 2016-P6, Class A5 3.72% due 12/10/2049(3)(4)	843,000	931,148
CLNC, Ltd. FRS Series 2019-FL1, Class B 3.66% (1 ML+1.90%) due 08/20/2035*	910,000	911,707
CLNC, Ltd. FRS Series 2019-FL1, Class C 4.16% (1 ML+2.40%) due 08/20/2035*	1,480,000	1,485,553

223

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	$303,700	$304,191
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(3)(13)	1,950,000	2,008,439
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(3)	5,000,000	5,292,621
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(3)	5,000,000	5,315,951
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(3)	5,110,000	5,598,386
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(3)	770,833	838,268
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	2,496,639	2,711,869
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(3)	625,000	682,170
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(3)	1,137,175	1,245,273
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.94% due 04/10/2033*(3)(4)	1,790,000	1,981,890
Corevest American Finance Trust Series 2019-3, Class A 2.71% due 10/15/2052*	1,142,309	1,166,374
Corevest American Finance Trust Series 2019-3, Class B 3.16% due 10/15/2052*	1,900,000	1,960,782
Corevest American Finance Trust Series 2019-1, Class B 3.88% due 03/15/2052*	1,025,000	1,102,839
CPS Auto Receivables Trust Series 2017-C, Class C 2.86% due 06/15/2023*	735,772	737,030
CPS Auto Receivables Trust Series 2019-B, Class B 3.09% due 04/17/2023*	1,030,000	1,042,897
CPS Auto Receivables Trust Series 2016-C, Class C 3.27% due 06/15/2022*	38,779	38,815
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	495,000	503,453
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	51,561	51,648
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	213,761	214,921
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	374,503	377,392

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Credit Acceptance Auto Loan Trust Series 2018-1A, Class A 3.01% due 02/16/2027*	$638,000	$641,403
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B 3.02% due 04/15/2026*	1,575,000	1,583,953
Credit Acceptance Auto Loan Trust Series 2017-1A, Class B 3.04% due 12/15/2025*	211,941	212,480
Credit Acceptance Auto Loan Trust Series 2017-2A, Class C 3.35% due 06/15/2026*	250,000	252,409
Credit Acceptance Auto Loan Trust Series 2017-1A, Class C 3.48% due 02/17/2026*	250,000	251,187
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 4.45% due 03/25/2034(1)(4)	413,147	434,492
CSMA Series 2019-1, Class A 2.00% due 04/25/2023(1)(13)	1,535,921	1,535,921
Cutwater, Ltd. FRS Series 2015-1A, Class BR 3.63% (3 ML+1.80%) due 01/15/2029*(2)	4,810,000	4,814,848
Cutwater, Ltd. FRS Series 2014-1A, Class BR 4.23% (3 ML+2.40%) due 07/15/2026*(2)	1,155,000	1,152,702
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(3)	943,843	958,472
DBWF Mtg. Trust VRS Series 2015-LCM, Class A2 3.54% due 06/10/2034*(3)(4)	1,000,000	1,042,077
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	320,065	324,729
Diamond Resorts Owner Trust Series 2018-1, Class A 3.70% due 01/21/2031*	645,216	665,010
Drive Auto Receivables Trust Series 2017-2, Class C 2.75% due 09/15/2023	13,652	13,655
Drive Auto Receivables Trust Series 2017-AA, Class C 2.98% due 01/18/2022*	3,407	3,408
Drive Auto Receivables Trust Series 2017-3, Class D 3.53% due 12/15/2023*	2,800,000	2,829,399
Drive Auto Receivables Trust Series 2018-4, Class C 3.66% due 11/15/2024	1,495,000	1,512,918
Drive Auto Receivables Trust Series 2018-3, Class C 3.72% due 09/16/2024	1,364,000	1,375,791
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	906,413	916,139
Drive Auto Receivables Trust Series 2019-1, Class D 4.09% due 06/15/2026	510,000	526,809

224

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	$486,000	$493,462
Drive Auto Receivables Trust Series 2016-CA, Class D 4.18% due 03/15/2024*	688,815	697,560
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class B 3.38% (3 ML+1.55%) due 04/15/2031*(2)	5,500,000	5,478,462
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 2.39% (1 ML+0.74%) due 07/19/2044(1)	894,383	883,146
DT Auto Owner Trust Series 2019-4A, Class C 2.73% due 07/15/2025*	1,571,000	1,594,278
DT Auto Owner Trust Series 2019-2A, Class C 3.18% due 02/18/2025*	1,515,000	1,544,386
DT Auto Owner Trust Series 2018-1A, Class C 3.47% due 12/15/2023*	621,029	623,658
DT Auto Owner Trust Series 2017-1A, Class D 3.55% due 11/15/2022*	314,366	316,320
DT Auto Owner Trust Series 2017-3A, Class D 3.58% due 05/15/2023*	376,000	378,589
DT Auto Owner Trust Series 2018-2A, Class C 3.67% due 03/15/2024*	1,650,000	1,665,003
DT Auto Owner Trust Series 2016-4A, Class D 3.77% due 10/17/2022*	222,761	223,910
DT Auto Owner Trust Series 2018-1A, Class D 3.81% due 12/15/2023*	496,000	504,367
DT Auto Owner Trust Series 2017, Class B 5.84% due 12/16/2022(13)	800,000	800,802
Engs Commercial Finance Trust Series 2016-1A, Class A2 2.63% due 02/22/2022*	34,088	34,113
Exantas Capital Corp., Ltd. FRS Series 2018-RSO6, Class B 2.82% (1 ML+1.15%) due 06/15/2035*(3)	910,000	907,732
Exantas Capital Corp., Ltd. FRS Series 2019-RSO7, Class B 3.37% (1 ML+1.70%) due 04/15/2036*(3)	1,233,000	1,235,315
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.49% due 01/15/2025*	935,000	942,812
Exeter Automobile Receivables Trust Series 2019-3A, Class D 3.11% due 08/15/2025*	1,650,000	1,688,801
Exeter Automobile Receivables Trust Series 2018-4A, Class B 3.64% due 11/15/2022*	549,000	552,224

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	$1,041,000	$1,065,260
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	235,000	237,323
Figueroa CLO, Ltd. FRS Series 2013-2A, Class BRR 3.76% (3 ML+1.85%) due 06/20/2027*(2)	511,000	510,932
First Investors Auto Owner Trust Series 2017-2A, Class C 3.00% due 08/15/2023*	1,100,000	1,108,266
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	498,000	499,127
Flagship Credit Auto Trust Series 2019-4, Class D 3.12% due 01/15/2026*	1,900,000	1,943,704
Flagship Credit Auto Trust Series 2015-3, Class C 4.65% due 03/15/2022*	171,801	173,316
Flatiron CLO, Ltd. FRS Series 2015-1A, Class BR 3.23% (3 ML+1.40%) due 04/15/2027*(2)	4,102,328	4,105,023
Flatiron CLO, Ltd. FRS Series 2015-1A, Class CR 3.73% (3 ML+1.90%) due 04/15/2027*(2)	760,000	759,925
FORT CRE LLC FRS Series 2018-1A, Class A1 3.01% (1 ML+1.35%) due 11/16/2035*	2,787,500	2,787,327
FORT CRE LLC FRS Series 2018-1A, Class C 4.49% (1 ML+2.83%) due 11/16/2035*	2,370,000	2,383,677
Foundation Finance Trust Series 2019-1A, Class A 3.86% due 11/15/2034*	618,108	631,479
FREED ABS Trust Series 2019-2, Class A 2.62% due 11/18/2026*	801,903	804,828
FREED ABS Trust Series 2018-1, Class A 3.61% due 07/18/2024*	213,240	214,211
FREED ABS Trust Series 2018-2, Class A 3.99% due 10/20/2025*	569,992	574,108
FTF Funding II LLC Series 2019-1, Class A 8.00% due 08/15/2020(13)	1,968,000	1,968,819
Galaxy XXIX CLO, Ltd. FRS Series 2018-29A, Class A 2.70% (3 ML+0.79%) due 11/15/2026*(2)	2,729,506	2,728,125
Galaxy XXIX CLO, Ltd. FRS Series 2018-29A, Class B 3.31% (3 ML+1.40%) due 11/15/2026*(2)	1,287,655	1,286,430
GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	1,172,000	1,172,057

225

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	$249,466	$252,676
GMF Floorplan Owner Revolving Trust Series 2017-2, Class C 2.63% due 07/15/2022*	1,513,000	1,515,773
GoodGreen Trust Series 2019-2A, Class A 2.76% due 10/15/2054*	1,080,744	1,092,393
GoodGreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	848,771	874,574
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	180,545	189,097
GoodGreen Trust Series 2017-R1, Class 5.00% due 10/20/2051*	1,391,714	1,382,667
GPMT, Inc. FRS Series 2018-FL1, Class A 2.55% (1 ML+0.90%) due 11/21/2035*(3)	545,785	545,784
Grand Avenue CRE FRS Series 2019-FL1, Class A 2.80% (1 ML + 1.12%) due 06/15/2037*	2,374,000	2,377,708
GS Mtg. Securities Trust Series 2020-GC45, Class A5 2.91% due 02/13/2053(3)	1,993,464	2,105,704
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(3)	4,864,294	5,172,952
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	2,766,411	2,960,711
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 2.16% (1 ML+0.50%) due 09/25/2035(1)	5,624	5,400
Harbourview CLO VII, Ltd. FRS Series 7RA, Class B 3.52% (3 ML+1.70%) due 07/18/2031*(2)	2,865,000	2,862,106
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 08/25/2022*(1)(5)	1,400,000	1,405,767
Headlands Residential LLC Series 2019-RPL1, Class NOTE 3.97% due 06/25/2024*(1)(5)	1,800,000	1,817,990
Headlands Residential LLC Series 2018-RPL1, Class A 4.25% due 06/25/2023*(1)(5)	1,790,000	1,809,312
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	222,305	227,064
HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	733,637	761,832
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	575,014	610,024

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	$152,629	$154,100
Hunt CRE, Ltd. FRS Series 2018-FL2, Class AS 3.13% (1 ML+1.45%) due 08/15/2028*	351,000	351,330
Hunt CRE, Ltd. FRS Series 2018-FL2, Class B 3.33% (1 ML+1.65%) due 08/15/2028*	722,500	723,403
Hunt CRE, Ltd. FRS Series 2018-FL2, Class C 4.03% (1 ML+2.35%) due 08/15/2028*	238,500	238,873
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(3)	1,180,000	1,252,412
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 3.63% due 03/25/2035(1)(4)	138,019	140,966
Invitation Homes Trust FRS Series 2017-SFR, Class A 2.52% (1 ML+0.85%) due 12/17/2036*	501,266	501,110
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	4,694,676	4,971,706
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	5,000,000	5,344,383
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(3)	2,847,257	3,101,875
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 3.74% due 10/25/2033(1)(4)	427,511	441,857
Kabbage Funding LLC Series 2019-1, Class A 3.83% due 03/15/2024*	2,880,000	2,922,733
Kabbage Funding LLC Series 2019-1, Class B 4.07% due 03/15/2024*	1,420,000	1,434,140
KREF, Ltd. FRS Series 2018-FL1, Class C 3.67% (1 ML+2.00%) due 06/15/2036*	2,332,500	2,335,406
Lendingpoint Asset Securitization Trust Series 2019-2, Class A 3.07% due 11/10/2025*	2,116,277	2,117,487
LHOME Mtg. Trust Series 2019-RTL2, Class A1 3.84% due 03/25/2024*(1)	1,030,000	1,029,168
LHOME Mtg. Trust Series 2019-RTL3, Class A1 3.87% due 07/25/2024*(1)	1,900,000	1,904,316
LL ABS Trust Series 2019-1A, Class A 2.87% due 03/15/2027*	1,044,337	1,045,559
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class AS 3.05% (1 ML+1.37%) due 04/15/2034*(3)	729,500	730,865

226

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class AS 3.18% (1 ML+1.50%) due 05/15/2028*	$3,895,000	$3,902,291
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class B 3.28% (1 ML+1.60%) due 04/15/2034*(3)	938,500	940,550
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class C 3.63% (1 ML+1.95%) due 04/15/2034*(3)	883,500	886,532
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class D 4.13% (1 ML+2.45%) due 05/15/2036*	501,000	501,158
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class C 4.23% (1 ML+2.55%) due 05/15/2028*	1,025,000	1,029,800
Loomis Sayles CLO II, Ltd. FRS Series 2015-2A, Class A1R 2.73% (3 ML+0.90%) due 04/15/2028*(2)	2,500,000	2,496,417
LV Tower 52 Series 2013-1, Class A 5.75% due 02/15/2023*(13)	1,368,818	1,371,733
Mariner Finance Issuance Trust Series 2019-AA, Class B 3.51% due 07/20/2032*	1,075,000	1,089,753
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 2.30% (1 ML+0.64%) due 10/25/2028(1)	391,101	393,755
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 2.57% (6 ML+0.68%) due 01/25/2029(1)	762,009	773,468
MF1, Ltd. FRS Series 2019-FL2, Class AS 3.09% (1 ML + 1.43%) due 12/25/2034*(3)	5,380,000	5,388,405
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(3)	1,207,415	1,284,008
MRCD Mtg. Trust Series 2019-PARK, Class A 2.72% due 12/15/2036*(3)	1,920,000	1,973,762
MRCD Mtg. Trust Series 2019-PARK, Class D 2.72% due 12/15/2036*(3)	1,242,000	1,226,979
Navistar Financial Dealer Note Master Owner Trust II FRS Series 2019-1, Class A 2.30% (1 ML+0.64%) due 05/25/2024*	2,778,000	2,786,925
Neuberger Berman CLO XVI-S, Ltd. FRS Series 2017-16SA, Class B 3.08% (3 ML+1.25%) due 01/15/2028*(2)	1,920,000	1,915,874

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
NextGear Floorplan Master Owner Trust Series 2019-2A, Class A2 2.07% due 10/15/2024*	$1,175,000	$1,181,329
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A2 3.22% due 02/15/2023*	1,360,000	1,380,042
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 3.18% (3 ML+1.35%) due 07/15/2027*(2)	2,490,000	2,490,334
OL SP LLC Series 2018, Class A 4.16% due 02/09/2030	1,090,561	1,115,893
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A 3.50% due 04/18/2022*	516,000	516,797
OneMain Financial Issuance Trust Series 2016-1A, Class A 3.66% due 02/20/2029*	72,809	72,921
Oportun Funding IX LLC Series 2018-B, Class A 3.91% due 07/08/2024*	1,941,000	1,969,395
Oportun Funding VI LLC Series 2017-A, Class A 3.23% due 06/08/2023*	460,000	460,235
Oportun Funding VII LLC Series 2017-B, Class A 3.22% due 10/10/2023*	383,000	383,792
Oportun Funding VIII LLC Series 2018-A, Class A 3.61% due 03/08/2024*	1,012,000	1,021,668
Oportun Funding X LLC Series 2018-C, Class A 4.10% due 10/08/2024*	2,653,000	2,731,819
P4 SFR Holdco LLC Series 2019-STL, Class A 7.25% due 10/11/2026(13)	1,100,000	1,100,000
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class A2 1.00% (3 ML+1.35%) due 02/20/2028*(2)	1,890,000	1,889,998
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class B 1.00% (3 ML+1.90%) due 02/20/2028*(2)	1,671,732	1,671,730
Parallel, Ltd. FRS Series 2015-1A, Class 1R 3.57% (3 ML+1.75%) due 07/20/2027*(2)	680,000	679,984
Parallel, Ltd. FRS Series 2015-1A, Class 2R 3.57% (3 ML+1.75%) due 07/20/2027*(2)	730,000	728,523
Pretium Mtg. Credit Partners LLC Series 2018-NPL4, Class A1 4.83% due 09/25/2058*(5)	606,560	610,687
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,729,127	1,729,051
Progress Residential Trust Series 2018-SFR2, Class E 4.66% due 08/17/2035*	1,002,000	1,037,022

227

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Progress Residential Trust Series 2015-SFR3, Class D 4.67% due 11/12/2032*	$400,000	$400,041
Progress Residential Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	250,030
Purchasing Power Funding LLC Series 2018-A, Class A 3.34% due 08/15/2022*	2,390,000	2,392,479
Regional Mgmt. Issuance Trust Series 2019-1, Class B 3.43% due 11/15/2028*	2,000,000	2,013,591
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	236,178	246,260
Rice Park Financing Trust Series 2016-A, Class A 4.63% due 10/31/2041*	814,797	834,920
Santander Drive Auto Receivables Trust Series 2015-5, Class E 4.67% due 02/15/2023*	1,900,000	1,903,854
Santander Retail Auto Lease Trust Series 2018-A, Class A3 2.93% due 05/20/2021*	828,015	830,526
Santander Retail Auto Lease Trust Series 2019-A, Class B 3.01% due 05/22/2023*	1,442,000	1,472,664
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class B 2.45% due 03/25/2026*	1,020,482	1,025,047
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class C 2.85% due 03/25/2026*	1,215,799	1,221,198
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 2.34% (1 ML+0.68%) due 10/20/2034(1)	753,350	749,119
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 2.42% (1 ML+0.76%) due 04/20/2033(1)	715,423	712,433
Shelter Growth Capital Partners FRS Series 2018-FL1, Class B 3.18% (1 ML+1.50%) due 01/15/2035*(3)	1,491,750	1,494,526
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	45,875	45,997
Sonoran Auto Receivables Trust Series 2017-1 4.75% due 07/15/2024(1)(13)	1,665,014	1,696,649
Sonoran Auto Receivables Trust Series 2018-1 4.75% due 06/15/2025(1)(13)	1,144,434	1,164,462
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 1.91% (1 ML+0.25%) due 07/19/2035(1)	398,768	391,258

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Synchrony Card Funding LLC Series 2019-A2, Class A 2.34% due 06/15/2025	$2,300,000	$2,340,360
Synchrony Card Funding LLC Series 2019-A1, Class A 2.95% due 03/15/2025	2,373,000	2,438,825
Synchrony Card Issuance Trust Series 2018-A1, Class A1 3.38% due 09/15/2024	1,200,000	1,233,465
THL Credit Wind River CLO, Ltd. FRS Series 2015-2A, Class CR 3.53% (3 ML+1.70%) due 10/15/2027*(2)	435,000	432,967
THL Credit Wind River CLO, Ltd. FRS Series 2012-1A, Class CR2 3.88% (3 ML+2.05%) due 01/15/2026*(2)	2,311,210	2,317,090
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 3.54% due 12/25/2044(1)(4)	120,200	123,486
TICP CLO I-2, Ltd. FRS Series 2018-IA, Class A2 3.29% (3 ML+1.50%) due 04/26/2028*(2)	2,991,269	2,988,260
Toorak Mtg. Corp., Ltd. Series 2019-2, Class A1 3.72% due 09/25/2022(1)(5)	1,333,000	1,339,967
Tricolor Auto Securitization Trust Series 2018-1A, Class A 5.05% due 12/15/2020*	323,850	324,919
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	482,294	483,647
Tricon American Homes Trust Series 2019-SFR1, Class D 3.20% due 03/17/2038*	1,657,000	1,688,230
TVC Mtg. Trust Series 2020-RTL1, Class A1 3.47% due 09/25/2024*(1)	2,300,000	2,303,218
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(3)	5,905,370	6,217,310
UBS Commercial Mtg. Trust Series 2018-C8, Class A4 3.98% due 02/15/2051(3)	2,736,930	3,085,295
Upgrade Receivables Trust Series 2018-1A, Class A 3.76% due 11/15/2024*	109,708	109,920
US Auto Funding LLC Series 2019-1A, Class B 3.99% due 12/15/2022*	1,700,000	1,722,899
US Auto Funding LLC Series 2018-1A, Class A 5.50% due 07/15/2023*	686,400	702,483
Vericrest Opportunity Loan Transferee Series 2019-NPL9, Class A1A 3.33% due 11/26/2049*(5)	1,545,767	1,550,550
Verizon Owner Trust Series 2017-2A, Class A 1.92% due 12/20/2021*	498,264	498,519
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*	871,665	872,748

228

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Verizon Owner Trust Series 2018-1A, Class A1A 2.82% due 09/20/2022*	$2,565,000	$2,583,753
Veros Automobile Receivables Trust Series 2018-1, Class B 4.05% due 02/15/2024*	1,800,000	1,819,334
VM DEBT LLC Series 2019-1, Class A1A 7.50% due 06/15/2024(13)	1,400,000	1,400,000
VOLT LLC Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(5)	1,615,000	1,617,560
VOLT LLC Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(5)	1,032,975	1,035,361
VOLT LLC Series 2018-FT1, Class A1 3.26% due 01/27/2023	165,267	165,058
VOLT LLC Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(5)	1,407,695	1,409,789
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(5)	655,318	655,567
VOLT LXXII LLC Series 2018-NPL8, Class A1A 4.21% due 10/26/2048*(5)	1,618,378	1,622,464
VOLT LXXX LLC Series 2019-NPL6, Class A1B 4.09% due 10/25/2049*(5)	1,950,000	1,964,712
VOLT LXXXV LLC Series 2020-NPL1, Class A1A 3.23% due 01/25/2050*(5)	1,331,776	1,331,948
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(5)(13)	1,575,000	1,575,000
Voya, Ltd. CLO FRS Series 2012-4A, Class A2AR 3.73% (3 ML + 1.90%) due 10/15/2030*(2)	930,000	930,025
VSE VOI Mtg. LLC Series 2018-A, Class A 3.56% due 02/20/2036*	477,739	496,595
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 2.12% (1 ML+0.46%) due 04/25/2045(1)	45,347	45,297
Wells Fargo Commercial Mtg. Trust Series 2019-C53, Class A4 3.04% due 10/15/2052(3)	4,885,325	5,203,206
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(3)	1,100,000	1,162,308
Wells Fargo Commercial Mtg. Trust Series 2019-C54, Class A4 3.15% due 12/15/2052(3)	2,412,000	2,589,653
Wells Fargo Commercial Mtg. Trust Series 2017-C42, Class A4 3.59% due 12/15/2050(3)	1,910,000	2,106,676
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(3)	5,195,581	5,708,480

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(3)	$729,000	$792,883
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(3)	5,000,000	5,386,289
Wells Fargo Commercial Mtg. Trust Series 2018-C46, Class A4 4.15% due 08/15/2051(3)	690,000	787,734
West CLO, Ltd. FRS Series 2014-1A, Class A2R 3.17% (3 ML+1.35%) due 07/18/2026*(2)	3,146,734	3,149,384
West CLO, Ltd. FRS Series 2014-1A, Class CR 4.82% (3 ML+3.00%) due 07/18/2026*(2)	650,000	651,577
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	189,622	190,664
Westlake Automobile Receivables Trust Series 2017-1A, Class C 2.70% due 10/17/2022*	31,960	31,972
World Financial Network Credit Card Master Trust Series 2019-A, Class A 3.14% due 12/15/2025	1,090,000	1,121,132
World Omni Automobile Lease Securitization Trust Series 2018-A, Class A3 2.83% due 07/15/2021	917,223	919,610

Total Asset Backed Securities (cost $393,978,069)		400,352,262

U.S. CORPORATE BONDS & NOTES — 23.8%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 3.95% due 08/01/2059	355,000	381,938
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	108,258
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	371,399
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	237,455
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	107,040
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	57,330
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	105,000	110,780
Rockwell Collins, Inc. Senior Notes 4.35% due 04/15/2047	50,000	62,848

		1,437,048

229

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment — 0.4%
Harris Corp. Senior Notes 3.83% due 04/27/2025	$100,000	$108,337
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	246,195
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	2,853,000	2,942,156
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	225,000	257,407
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	1,533,000	1,839,820
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	950,000	1,093,532
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	356,417
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	225,000	282,484

		7,126,348

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	123,579
Cargill, Inc. Senior Notes 3.25% due 03/01/2023*	45,000	46,787

		170,366

Airlines — 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	249,352	260,895
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	177,003	192,755
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	49,561	53,004
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class B 3.70% due 04/15/2027	478,464	490,631
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	254,285	273,380
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	94,363	98,995
Continental Airlines Pass-Through Trust Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	88,126	94,305

Security Description	Principal Amount	Value (Note 2)
Airlines (continued)
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-1, Class A 4.15% due 10/11/2025	$408,047	$433,922
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	197,812	209,462
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-2, Class AA 2.70% due 11/01/2033	596,000	617,950
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	129,345	136,675
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	523,922	559,809
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	190,602	196,844
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	309,372	326,869
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 4.00% due 10/11/2027	280,872	303,044
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	508,387	569,165
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 02/25/2033	453,917	510,671
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class B 4.60% due 09/01/2027	130,474	136,901

		5,465,277

Applications Software — 0.4%
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,193,000	3,242,716
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	207,367
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	155,580
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	110,000	136,106
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	263,000	326,000

230

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Applications Software (continued)
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	$2,561,000	$3,097,085
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	187,783

		7,352,637

Auto-Cars/Light Trucks — 0.4%
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	165,842
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,200,000	1,300,836
General Motors Co. Senior Notes 5.15% due 04/01/2038	150,000	159,827
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	205,000	210,062
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 11/07/2024	290,000	300,208
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	284,000	295,114
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	525,000	553,768
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	1,466,000	1,544,726
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	150,000	160,921
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	1,785,000	1,920,115
Nissan Motor Acceptance Corp. Senior Notes 2.55% due 03/08/2021*	250,000	251,465
Volkswagen Group of America Finance LLC Company Guar. Notes 3.20% due 09/26/2026*	1,851,000	1,946,912

		8,809,796

Auto-Heavy Duty Trucks — 0.2%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	3,010,000	3,119,112

Banks-Commercial — 0.5%
BB&T Corp. Senior Notes 2.63% due 06/29/2020	250,000	250,695
Citizens Bank NA Senior Notes 3.70% due 03/29/2023	340,000	358,592
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	47,364

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	$94,000	$103,336
Compass Bank Senior Notes 2.88% due 06/29/2022	4,211,000	4,307,104
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	508,828
PNC Bank NA Senior Notes 3.10% due 10/25/2027	3,099,000	3,308,814
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	108,000	110,428
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	106,000	113,000
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	102,000	103,773
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	103,000	104,285
SunTrust Banks, Inc. Sub. Notes 3.30% due 05/15/2026	200,000	212,946
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	53,000	58,352

		9,587,517

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	101,850
Bank of New York Mellon Corp. Senior Notes 2.66% due 05/16/2023	120,000	122,413
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	720,000	766,465
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	110,076
State Street Corp. Sub. Notes 3.10% due 05/15/2023	540,000	562,920

		1,663,724

Banks-Super Regional — 0.7%
Fifth Third Bancorp Senior Notes 3.95% due 03/14/2028	250,000	280,466
KeyCorp. Senior Notes 4.15% due 10/29/2025	75,000	83,365
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	3,740,000	3,821,553
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	301,782

231

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	$4,523,000	$4,624,011
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	640,000	673,514
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,527,360
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	215,660
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	598,362
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	131,000	154,075
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	542,792
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	144,000	178,299
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	140,838

		13,142,077

Beverages-Non-alcoholic — 0.0%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.13% due 12/15/2023	200,000	208,796
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027	75,000	79,984
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	112,000	124,384
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	161,000	197,048

		610,212

Brewery — 0.5%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,440,000	1,728,029
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,740,000	2,162,506
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,337,130
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	65,000	77,957
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	540,000	624,523

Security Description	Principal Amount	Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	$405,000	$479,601
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 01/23/2029	240,000	283,995
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	325,000	400,833
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,684,000	3,486,426
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	145,000	161,919
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	85,000	110,403

		10,853,322

Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	350,000	464,251
Fox Corp. Senior Notes 4.71% due 01/25/2029*	4,001,000	4,657,801

		5,122,052

Building Products-Cement — 0.3%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	249,163
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	733,000	776,433
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,861,766
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	1,504,000	1,666,506

		6,553,868

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,656,870
Masco Corp. Senior Notes 6.50% due 08/15/2032	250,000	319,621

		2,976,491

Cable/Satellite TV — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	2,710,000	2,835,338
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	42,000	42,893

232

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	$510,000	$545,766
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,451,000	2,748,516
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	138,000	161,317
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	714,000	932,213
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	231,587
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	338,000	359,452
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	319,817
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	340,000	361,301
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	2,283,000	2,451,865
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	273,000	311,492
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	318,000	351,578
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	749,528
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	385,000	474,944
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	485,000	660,004
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	2,762,000	2,889,381
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	142,046
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	137,000	159,997

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	$2,925,000	$3,064,537
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,877,000	3,016,887
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	150,000	172,472

		22,982,931

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	625,000	652,620

Cellular Telecom — 0.0%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	208,000	211,551

Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	358,000	374,123
Dow Chemical Co. Senior Notes 3.00% due 11/15/2022	270,000	277,601
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	165,000	200,085

		851,809

Chemicals-Specialty — 0.0%
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	150,000	183,290
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	160,660
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	135,000	151,688
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	143,000	169,487

		665,125

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	103,000	107,936

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	365,000	413,435
S&P Global, Inc. Company Guar. Notes 3.25% due 12/01/2049	500,000	531,616

		945,051

Computer Services — 0.1%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024	129,000	137,883

233

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	$400,000	$414,945
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	735,000	791,014
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	488,000	536,773

		1,880,615

Computers — 0.5%
Apple, Inc. Senior Notes 2.90% due 09/12/2027	348,000	369,116
Apple, Inc. Senior Notes 3.00% due 06/20/2027	300,000	320,588
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	308,625
Apple, Inc. Senior Notes 3.20% due 05/11/2027	171,000	184,449
Apple, Inc. Senior Notes 3.35% due 02/09/2027	352,000	381,927
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	569,276
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	423,551
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,811,904
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	4,508,000	5,188,934
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	688,961

		10,247,331

Containers-Paper/Plastic — 0.2%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	3,360,000	3,482,136
Packaging Corp. of America Senior Notes 4.05% due 12/15/2049	385,000	421,276
WRKCo, Inc. Company Guar. Notes 3.75% due 03/15/2025	300,000	321,495
WRKCo., Inc. Company Guar. Notes 3.90% due 06/01/2028	45,000	48,771

		4,273,678

Cosmetics & Toiletries — 0.0%
Estee Lauder Cos., Inc. Senior Notes 3.13% due 12/01/2049	460,000	479,917

Security Description	Principal Amount	Value (Note 2)
Cosmetics & Toiletries (continued)
Unilever Capital Corp. Company Guar. Notes 3.38% due 03/22/2025	$120,000	$128,621

		608,538

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	180,000	190,037
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,760,000	1,896,521
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	175,000	205,171

		2,291,729

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	487,913

Distribution/Wholesale — 0.1%
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,450,000	1,487,454
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	130,857

		1,618,311

Diversified Banking Institutions — 3.1%
Bank of America Corp. Senior Notes 2.37% due 07/21/2021	365,000	366,096
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	359,000	363,596
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	630,000	643,725
Bank of America Corp. Senior Notes 3.09% due 10/01/2025	390,000	407,773
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	144,000	147,443
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	500,000	531,795
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	2,916,000	3,046,243
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	212,483
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	3,566,000	3,827,436
Bank of America Corp. Senior Notes 3.50% due 05/17/2022	173,000	176,894
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	400,000	419,042

234

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	$1,000,000	$1,091,408
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	295,000	319,557
Bank of America Corp. Senior Notes 3.97% due 03/05/2029	2,482,000	2,761,859
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	316,499
Bank of America Corp. Senior Notes 4.08% due 04/23/2040	325,000	380,449
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	301,369
Bank of America Corp. Senior Notes 4.33% due 03/15/2050	325,000	404,179
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	2,444,000	3,063,521
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	800,000	814,602
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	205,423
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	214,417
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	700,000	759,780
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	645,338
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	600,000	670,598
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	598,645
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	190,000	209,462
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	53,000	59,497
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	310,000	403,805
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	300,000	370,733
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	1,800,000	1,831,075
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	450,000	459,976

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	$484,000	$508,545
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	1,399,000	1,471,469
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	698,000	757,360
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	898,000	974,117
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	930,000	1,102,727
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	310,000	391,952
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	601,000	603,476
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,483,774
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	4,017,000	4,356,913
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	5,133,000	5,738,981
JPMorgan Chase & Co. Senior Notes 4.20% due 07/23/2029	2,262,000	2,569,710
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	335,171
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	249,867
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	577,018
Morgan Stanley Senior Notes 3.63% due 01/20/2027	457,000	495,820
Morgan Stanley Senior Notes 3.77% due 01/24/2029	278,000	305,648
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,772,884
Morgan Stanley Senior Notes 4.00% due 07/23/2025	928,000	1,019,629
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	319,630
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,275,000	1,562,409
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	83,522

235

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 4.46% due 04/22/2039	$300,000	$364,793
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	260,702
Morgan Stanley Senior Notes 5.50% due 07/28/2021	2,340,000	2,468,789
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,495,257

		62,294,881

Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	400,653
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	129,000	134,762
General Electric Co. Senior Notes 5.55% due 01/05/2026	200,000	233,236
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	190,995
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	63,000	72,292
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	211,250

		1,243,188

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	90,169

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	400,000	469,130

E-Commerce/Services — 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	862,000	887,261
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,504,272

		3,391,533

Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	135,799
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	153,940
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	140,000	156,346

Security Description	Principal Amount	Value (Note 2)
Electric-Distribution (continued)
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	$87,000	$90,834
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	154,399
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	120,529

		811,847

Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	320,000	389,271
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	116,773

		506,044

Electric-Integrated — 1.0%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	50,000	55,880
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	71,314
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	131,695
Ameren Illinois Co. 1st Mtg. Bonds 3.25% due 03/15/2050	400,000	426,768
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	459,221
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	230,000	237,873
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	192,614
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	176,000	246,157
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	308,069
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	130,954
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	119,498
CMS Energy Corp. Senior Notes 3.88% due 03/01/2024	400,000	427,070
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	223,343

236

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	$129,000	$131,582
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	752,292
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	125,236
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	256,217
Duke Energy Corp. Senior Notes 3.40% due 06/15/2029	168,000	180,681
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	192,730
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	200,000	213,654
Duke Energy Indiana LLC 1st Mtg. Notes 3.75% due 05/15/2046	250,000	281,449
Duke Energy Indiana LLC Senior Notes 6.12% due 10/15/2035	100,000	136,948
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.70% due 06/15/2046	133,000	150,639
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	212,799
Duquesne Light Holdings, Inc. Senior Notes 3.62% due 08/01/2027*	400,000	411,169
Edison International Senior Notes 3.55% due 11/15/2024	734,000	772,481
Edison International Senior Notes 5.75% due 06/15/2027	200,000	231,027
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	95,136
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	450,000	461,426
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	661,000	681,162
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	266,000	274,146
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	216,000	226,599
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	2,685,000	3,309,236
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	476,253

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	$245,000	$272,181
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	134,323
Kansas City Power & Light Co. Senior Notes 4.20% due 03/15/2048	100,000	122,261
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	274,178
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	736,979
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	123,682
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	384,680
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	162,416
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,336,238
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	315,429
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	210,115
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	57,730
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	648,331
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	71,425
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	219,375
Public Service Electric & Gas Co. 1st Mtg. Notes 5.70% due 12/01/2036	100,000	134,160
Southern California Edison Co. 1st Mtg. Notes 3.65% due 03/01/2028	200,000	218,803
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	350,000	390,636
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	100,000	124,774
Southern Co. Senior Notes 3.25% due 07/01/2026	91,000	96,864
Southwestern Electric Power Co. Senior Notes 3.90% due 04/01/2045	110,000	120,636

237

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	$100,000	$123,239
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	222,863
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	116,207
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	248,210
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	100,709
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	236,449

		19,806,211

Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	972,000	1,038,959
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	95,000	98,096
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	350,000	356,901
Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	79,298

		1,573,254

Electronic Components-Semiconductors — 0.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	482,000	504,264
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	4,088,000	4,313,883
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	2,800,000	3,137,734

		7,955,881

Electronic Measurement Instruments — 0.0%
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	62,557

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	45,716
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	205,699

Security Description	Principal Amount	Value (Note 2)
Electronic Parts Distribution (continued)
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	$133,000	$140,259

		391,674

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	125,083
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	367,524
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	460,737
Oracle Corp. Senior Notes 2.95% due 11/15/2024	400,000	421,043
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	633,717
Oracle Corp. Senior Notes 3.80% due 11/15/2037	200,000	227,270
Oracle Corp. Senior Notes 3.85% due 07/15/2036	54,000	61,670
Oracle Corp. Senior Notes 3.90% due 05/15/2035	46,000	53,308
Oracle Corp. Senior Notes 4.30% due 07/08/2034	81,000	97,961
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	248,649

		2,696,962

Finance-Consumer Loans — 0.0%
Synchrony Financial Senior Notes 3.70% due 08/04/2026	63,000	66,255

Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	663,000	663,827
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	110,114
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,137,886
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	240,000	255,553
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	100,000	109,225
Western Union Co. Senior Notes 3.60% due 03/15/2022	300,000	309,832

		2,586,437

238

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	$3,608,000	$3,854,717
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	523,000	535,057
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	4,193,000	4,487,691
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	1,523,000	1,710,556
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,496,000	1,532,909
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	481,000	516,236

		12,637,166

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	202,432
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	775,000	790,203
Air Lease Corp. Senior Notes 3.75% due 06/01/2026	460,000	491,882
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	164,341
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	562,530

		2,211,388

Finance-Other Services — 0.3%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	291,000	307,367
GTP Acquisition Partners I LLC Sec. Notes 2.35% due 06/15/2045*	155,000	155,018
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	171,000	179,028
Intercontinental Exchange, Inc. Company Guar. Notes 3.10% due 09/15/2027	2,993,000	3,206,281
Intercontinental Exchange, Inc. Senior Notes 3.75% due 09/21/2028	1,073,000	1,197,938

		5,045,632

Food-Confectionery — 0.1%
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	1,179,000	1,190,824

Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 3.95% due 08/15/2024	200,000	216,796

Security Description	Principal Amount	Value (Note 2)
Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	$155,000	$188,838
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	140,000	157,712
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	105,000	130,052
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	225,000	246,082
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	55,000	65,823
Kellogg Co. Senior Notes 3.40% due 11/15/2027	143,000	153,421
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020	87,000	87,172
Kraft Heinz Foods Co. Company Guar. Notes 5.00% due 07/15/2035	580,000	669,496

		1,698,596

Food-Retail — 0.0%
The Kroger Co. Senior Notes 4.00% due 02/01/2024	540,000	583,268

Gas-Distribution — 0.5%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	90,331
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	316,233
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,603,000	3,823,087
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	250,000	296,743
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	549,906
Dominion Energy Gas Holdings LLC Senior Notes 3.90% due 11/15/2049	423,000	448,936
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,186,000	3,262,786
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	245,000	252,035
NiSource, Inc. Senior Notes 6.25% due 12/15/2040	330,000	445,878
Southern California Gas Co. 1st Mtg. Notes 2.55% due 02/01/2030	1,090,000	1,118,259

239

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution (continued)
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	$58,000	$59,228
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	77,344

		10,740,766

Gold Mining — 0.0%
Newmont Goldcorp Corp. Senior Notes 2.80% due 10/01/2029	235,000	241,728

Independent Power Producers — 0.0%
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	300,000	325,547

Insurance Brokers — 0.4%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	3,568,000	3,930,884
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	294,079
Marsh & McLennan Cos., Inc. Senior Notes 4.20% due 03/01/2048	3,093,000	3,700,529

		7,925,492

Insurance-Life/Health — 0.2%
Athene Global Funding Sec. Notes 2.75% due 04/20/2020*	352,000	352,710
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	180,000	184,836
Athene Global Funding Sec. Notes 2.95% due 11/12/2026*	1,125,000	1,158,087
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	180,787
Lincoln National Corp. Senior Notes 3.05% due 01/15/2030	300,000	312,128
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	471,629
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	249,000	273,527
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	103,930
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	258,524
Reliance Standard Life Global Funding II Sec. Notes 2.75% due 01/21/2027*	270,000	274,045

Security Description	Principal Amount	Value (Note 2)
Insurance-Life/Health (continued)
Reliance Standard Life Global Funding II Sec. Notes 3.85% due 09/19/2023*	$505,000	$539,087
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	238,502

		4,347,792

Insurance-Multi-line — 0.2%
American Financial Group, Inc. Senior Notes 3.50% due 08/15/2026	300,000	318,164
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	82,274
Hartford Financial Services Group, Inc. Senior Notes 2.80% due 08/19/2029	2,747,000	2,840,814
Hartford Financial Services Group, Inc. Senior Notes 4.30% due 04/15/2043	260,000	301,342
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	337,404

		3,879,998

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	100,000	107,162
Liberty Mutual Group, Inc. Company Guar. Notes 4.57% due 02/01/2029*	350,000	404,246
Massachusetts Mutual Life Insurance Co. Sub. Notes 3.73% due 10/15/2070*	466,000	481,913
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	162,000	173,214
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	305,000	375,418

		1,541,953

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	671,090
Assurant, Inc. Senior Notes 4.20% due 09/27/2023	305,000	323,562
OneBeacon US Holdings, Inc. Company Guar. Notes 4.60% due 11/09/2022	300,000	317,405

		1,312,057

Investment Management/Advisor Services — 0.1%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	132,582

240

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services (continued)
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	$1,428,000	$1,760,044

		1,892,626

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	730,641
Caterpillar Financial Services Corp. Senior Notes 3.25% due 12/01/2024	180,000	192,392
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	141,159

		1,064,192

Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	539,000	576,426
John Deere Capital Corp. Senior Notes 2.25% due 09/14/2026	270,000	276,546

		852,972

Machinery-General Industrial — 0.2%
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	3,564,000	4,029,632

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	51,976

Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	964,000	998,626
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	1,740,000	1,807,945
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	500,000	544,796
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	875,000	987,982
Boston Scientific Corp. Senior Notes 4.55% due 03/01/2039	200,000	242,496

		4,581,845

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 2.95% due 12/01/2029	550,000	561,529
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	203,000	208,299
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	3,046,000	3,559,677

Security Description	Principal Amount	Value (Note 2)
Medical Labs & Testing Services (continued)
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	$56,000	$60,292

		4,389,797

Medical Products — 0.3%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	1,147,000	1,219,053
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	3,136,000	4,221,448
Zimmer Biomet Holdings, Inc. Senior Notes 3.70% due 03/19/2023	97,000	101,874

		5,542,375

Medical-Biomedical/Gene — 0.0%
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	29,000	29,948
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	14,000	18,874

		48,822

Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	794,000	824,557
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	784,000	853,057
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	275,000	311,163
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	420,000	482,551
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	305,312
Allergan, Inc. Company Guar. Notes 3.38% due 09/15/2020	138,000	139,646
Bristol-Myers Squibb Co. Senior Notes 3.20% due 06/15/2026*	358,000	380,809
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	386,000	422,947
Bristol-Myers Squibb Co. Senior Notes 3.90% due 02/20/2028*	325,000	364,615
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*	241,000	288,637
Bristol-Myers Squibb Co. Senior Notes 4.55% due 02/20/2048*	155,000	196,435
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045*	345,000	459,271

241

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Bristol-Myers Squibb Co. Senior Notes 5.70% due 10/15/2040*	$114,000	$157,037
Pfizer, Inc. Senior Notes 3.90% due 03/15/2039	480,000	557,374

		5,743,411

Medical-HMO — 0.3%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	571,997
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	105,000	116,079
Centene Corp. Senior Notes 4.63% due 12/15/2029*	897,000	964,185
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	3,551,000	3,610,331
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	214,522
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	420,000	451,553
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	321,243
WellPoint, Inc. Senior Notes 4.65% due 08/15/2044	180,000	208,296

		6,458,206

Medical-Hospitals — 1.0%
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	320,000	333,108
Hackensack Meridian Health, Inc. Sec. Notes 4.21% due 07/01/2048	1,583,000	1,903,645
Hackensack Meridian Health, Inc. Senior Notes 4.50% due 07/01/2057	2,009,000	2,566,225
Hartford HealthCare Corp. Senior Notes 3.45% due 07/01/2054	700,000	723,793
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	2,262,000	2,447,925
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	335,000	386,351
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,552,000	1,773,571
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	3,510,000	4,067,212
Memorial Health Services Senior Notes 3.45% due 11/01/2049	620,000	660,991

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	$594,000	$657,020
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	1,720,000	1,978,824
NYU Langone Hospitals Sec. Notes 3.38% due 07/01/2055	270,000	276,828
Partners Healthcare System, Inc. Notes 3.34% due 07/01/2060	1,138,000	1,187,269
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	89,394
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	505,607

		19,557,763

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	160,000	171,217
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	174,195
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	122,136

		467,548

Metal-Aluminum — 0.1%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	2,345,000	2,485,700

Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	2,490,000	2,564,700

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,114,000	1,171,873

Multimedia — 0.1%
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	900,000	931,345
Walt Disney Co. Company Guar. Notes 3.70% due 10/15/2025	540,000	593,715

		1,525,060

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	1,322,000	1,487,995
Republic Services, Inc. Senior Notes 5.00% due 03/01/2020	450,000	451,014

242

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal (continued)
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	$195,000	$213,606

		2,152,615

Oil Companies-Exploration & Production — 0.2%
Apache Corp. Senior Notes 5.10% due 09/01/2040	550,000	556,173
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	225,000	262,464
Encana Corp. Company Guar. Notes 7.20% due 11/01/2031	100,000	124,234
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	110,867
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	160,680
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	200,000	204,037
Noble Energy, Inc. Senior Notes 3.25% due 10/15/2029	280,000	281,758
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	130,000	142,063
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	180,000	215,581
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	111,000	112,983
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	555,000	572,564
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	54,592
Occidental Petroleum Corp. Senior Notes 7.15% due 05/15/2028	308,000	385,915

		3,183,911

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	300,000	313,264
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	262,990
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	410,000	424,578
Exxon Mobil Corp. Senior Notes 3.10% due 08/16/2049	510,000	526,541

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	$183,000	$219,212

		1,746,585

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,160,000	2,425,027
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	1,070,000	1,247,364

		3,672,391

Oil-Field Services — 0.1%
Baker Hughes a GE Co., LLC Senior Notes 5.13% due 09/15/2040	150,000	182,111
Halliburton Co. Senior Notes 3.80% due 11/15/2025	350,000	378,614
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	97,585
Halliburton Co. Senior Notes 5.00% due 11/15/2045	1,111,000	1,276,747
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	227,000	244,697

		2,179,754

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.00% due 02/15/2027	214,000	224,701
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	153,004

		377,705

Pharmacy Services — 0.4%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	4,028,000	4,259,093
CVS Health Corp. Senior Notes 3.25% due 08/15/2029	410,000	425,347
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	339,000	375,642
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,244,000	1,507,905
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	215,477	273,023
CVS Pass-Through Trust Pass-Through Certs. 8.35% due 07/10/2031*	290,062	377,028

		7,218,038

243

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Physicians Practice Management — 0.3%
Toledo Hospital Sec. Notes 5.33% due 11/15/2028	$3,425,000	$3,910,757
Toledo Hospital Senior Sec. Notes 5.75% due 11/15/2038	1,296,000	1,549,090

		5,459,847

Pipelines — 1.4%
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	200,000	211,490
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	253,778
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	241,737
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	479,000	514,554
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029	272,000	265,092
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	150,000	154,709
Energy Transfer Operating LP Company Guar. Notes 4.75% due 01/15/2026	128,000	140,203
Energy Transfer Operating LP Company Guar. Notes 6.05% due 06/01/2041	377,000	433,972
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	300,000	276,750
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	375,000	373,925
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	290,071
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	771,378
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 01/31/2060	240,000	243,279
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	211,185
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	350,000	323,862
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,700,000	1,978,370
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 03/01/2028	500,000	552,584
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	106,630

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Magellan Midstream Partners LP Senior Notes 4.20% due 12/01/2042	$108,000	$114,974
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	153,358
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	272,123
MPLX LP Senior Notes 4.13% due 03/01/2027	155,000	164,209
MPLX LP Senior Notes 4.50% due 04/15/2038	210,000	216,983
MPLX LP Senior Notes 4.80% due 02/15/2029	279,000	310,012
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	89,494
MPLX LP Senior Notes 5.25% due 01/15/2025*	161,000	169,236
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	41,222
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	98,627
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	311,027
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	245,000	250,582
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,614,000	2,995,018
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	559,000	655,572
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	250,000	252,536
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	52,358
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	122,025
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	5,023,000	4,995,127
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.70% due 06/15/2044	350,000	337,086
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,114,000	1,192,400

244

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	$2,386,000	$2,686,847
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	119,275
Southern Natural Gas Co. LLC Senor Notes 8.00% due 03/01/2032	140,000	202,846
Spectra Energy Partners LP Company Guar. Notes 3.50% due 03/15/2025	313,000	333,181
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	569,660
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	3,075,000	3,244,125
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	106,000	111,653
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	62,764
Williams Cos., Inc. Senior Notes 3.90% due 01/15/2025	174,000	185,560
Williams Cos., Inc. Senior Notes 4.85% due 03/01/2048	178,000	191,907

		27,845,356

Radio — 0.2%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	3,130,000	3,301,461

Real Estate Investment Trusts — 1.6%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.80% due 04/15/2026	70,000	76,533
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	334,000	393,490
American Campus Communities Operating Partnership LP Company Guar. Notes 2.85% due 02/01/2030	486,000	493,567
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	441,000	478,019
American Tower Corp. Senior Notes 2.75% due 01/15/2027	982,000	1,002,059
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	185,902
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,489,000	4,794,125

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
American Tower Corp. Senior Notes 3.70% due 10/15/2049	$615,000	$641,088
American Tower Corp. Senior Notes 3.80% due 08/15/2029	703,000	765,030
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	240,744
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	160,227
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	214,069
Crown Castle International Corp. Senior Notes 2.25% due 09/01/2021	1,575,000	1,583,692
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	937,000	983,595
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	1,020,506
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	893,000	972,905
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	464,000	509,741
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	100,000	106,335
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	100,000	109,369
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	103,951
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	124,854
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	270,000	283,014
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	39,000	43,635
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	2,685,000	2,910,003
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	1,006,000	1,126,543
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,872,874
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	215,000	227,483
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	282,526

245

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
HCP, Inc. Senior Notes 3.50% due 07/15/2029	$356,000	$380,892
HCP, Inc. Senior Notes 3.88% due 08/15/2024	575,000	619,318
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	200,000	210,081
Health Care REIT, Inc. Senior Bonds 6.50% due 03/15/2041	250,000	351,831
Healthcare Trust of America Holdings LP Company Guar. Notes 3.10% due 02/15/2030	795,000	821,578
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	415,000	456,219
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,855,000	1,949,976
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	318,613
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	311,106
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	108,210
Realty Income Corp. Senior Notes 3.88% due 04/15/2025	210,000	230,109
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	335,000	346,034
Regency Centers LP Company Guar. Notes 4.13% due 03/15/2028	400,000	445,208
UDR, Inc. Company Guar. Notes 3.00% due 08/15/2031	55,000	57,203
UDR, Inc. Company Guar. Notes 3.20% due 01/15/2030	370,000	390,985
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	380,000	404,048
Vereit Operating Partner Co. Company Guar. Notes 3.10% due 12/15/2029	3,589,000	3,652,837
Welltower, Inc. Senior Notes 2.70% due 02/15/2027	71,000	72,689
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	260,000	271,124
WP Carey, Inc. Senior Notes 4.25% due 10/01/2026	180,000	197,121

		33,301,061

Security Description	Principal Amount	Value (Note 2)
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	$200,000	$202,401
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	783,383
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,038,000	1,496,246

		2,482,030

Resort/Theme Parks — 0.2%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	3,205,000	3,273,106

Retail-Auto Parts — 0.0%
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	201,653

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.13% due 12/15/2049	440,000	453,292
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	219,051
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	189,631
Lowe’s Cos., Inc. Senior Notes 3.65% due 04/05/2029	314,000	342,348
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	247,000	297,112

		1,501,434

Retail-Discount — 0.0%
Costco Wholesale Corp. Senior Notes 2.75% due 05/18/2024	215,000	225,178
Dollar General Corp. Senior Notes 4.13% due 05/01/2028	200,000	225,148
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	286,679

		737,005

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	193,222
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	145,029

		338,251

Schools — 0.0%
Pepperdine University Notes 3.30% due 12/01/2059	290,000	308,866

246

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Schools (continued)
President and Fellows of Harvard College Notes 3.30% due 07/15/2056	$304,000	$346,762
University of Southern California Senior Notes 3.23% due 10/01/2120	280,000	281,933

		937,561

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	127,695
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	64,282

		191,977

Software Tools — 0.0%
VMware, Inc. Senior Notes 2.95% due 08/21/2022	389,000	398,079

Special Purpose Entities — 0.2%
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2026*	939,000	716,718
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2029*	2,723,000	1,803,802
Toll Road Investors Partnership II LP Senior Bonds zero coupon due 02/15/2031*	939,000	564,657
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2043*	2,700,000	858,011

		3,943,188

Specified Purpose Acquisitions — 0.0%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	246,045	269,398

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 6.40% due 12/01/2037	100,000	141,901
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	450,000	463,876

		605,777

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 3.90% due 11/15/2049	580,000	601,219

Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 3.55% due 06/01/2024	1,200,000	1,273,442
AT&T, Inc. Senior Notes 3.60% due 07/15/2025	350,000	376,774

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	$417,000	$452,971
AT&T, Inc. Senior Notes 4.13% due 02/17/2026	264,000	291,157
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	670,000	757,827
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,638,000	1,896,488
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	936,000	1,112,768
AT&T, Inc. Senior Notes 5.15% due 11/15/2046	500,000	609,377
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	1,710,000	2,093,445
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	50,000	58,583
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,518,089
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	835,000	1,069,464
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	372,000	478,042
Verizon Communications, Inc. Senior Notes 5.01% due 04/15/2049	2,193,000	2,896,057
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	274,000	356,002

		15,240,486

Television — 0.0%
CBS Corp. Senior Notes 3.70% due 08/15/2024	540,000	577,688
ViacomCBS, Inc. Senior Notes 4.20% due 06/01/2029	110,000	122,951

		700,639

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	1,096,000	1,139,403
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	240,000	248,105

		1,387,508

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	253,021

247

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Equipment & Leasing (continued)
Aviation Capital Group LLC Senior Notes 3.88% due 05/01/2023*	$100,000	$104,106

		357,127

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	742,975
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	271,000	299,074
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	437,541
CSX Corp. Senior Notes 3.35% due 09/15/2049	85,000	87,682
CSX Corp. Senior Notes 4.75% due 11/15/2048	345,000	435,594
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	237,502
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	106,499

		2,346,867

Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	147,164
Ryder System, Inc. Senior Notes 2.88% due 09/01/2020	57,000	57,254

		204,418

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	245,000	268,339

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	360,000	367,503
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.13% due 08/01/2023*	250,000	267,323

		634,826

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. Senior Notes 4.27% due 08/28/2023	1,367,000	1,455,466
Elanco Animal Health, Inc. Senior Notes 4.90% due 08/28/2028	1,300,000	1,494,027

		2,949,493

Security Description	Principal Amount	Value (Note 2)
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	$251,000	$279,955

Water — 0.0%
American Water Capital Corp. Senior Notes 3.45% due 06/01/2029	450,000	486,881

Total U.S. Corporate Bonds & Notes (cost $445,442,486)		482,864,450

FOREIGN CORPORATE BONDS & NOTES — 7.6%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	313,984

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	260,478
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	178,782

		439,260

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.13% due 03/15/2035	300,000	328,124
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	75,000	84,357
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049	110,000	136,144

		548,625

Airlines — 0.1%
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.30% due 07/15/2031*	197,565	208,249
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.55% due 07/15/2031*	278,806	289,821
Air Canada Pass-Through Trust Pass-Through Certs. Series 2013-1A, Class A 4.13% due 11/15/2026*	296,241	319,939
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.30% due 06/15/2034*	394,963	421,441
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	309,681	336,920
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 4.13% due 03/20/2033*	414,239	450,056

		2,026,426

248

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 1.4%
ABN AMRO Bank NV Senior Notes 2.45% due 06/04/2020*	$438,000	$438,920
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	442,173
ABN AMRO Bank NV Sub. Notes 4.80% due 04/18/2026*	3,200,000	3,567,462
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	585,000	635,247
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	251,399
ASB Bank, Ltd. Senior Notes 3.13% due 05/23/2024*	440,000	459,381
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	221,262
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	167,000	178,122
Banque Federative du Credit Mutuel SA Senior Notes 3.75% due 07/20/2023*	435,000	461,878
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	255,643
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,403,610
BPCE SA Sub. Notes 4.63% due 07/11/2024*	600,000	653,963
Commonwealth Bank of Australia Senior Notes 2.00% due 09/06/2021*	300,000	301,443
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	407,650
Commonwealth Bank of Australia Senior Notes 2.85% due 05/18/2026*	300,000	311,821
Commonwealth Bank of Australia Senior Notes 3.45% due 03/16/2023*	300,000	315,261
Commonwealth Bank of Australia Sub. Notes 3.74% due 09/12/2039*	325,000	342,273
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	222,419
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	485,000	516,736
Cooperatieve Rabobank UA Senior Notes 3.88% due 09/26/2023*	250,000	267,374

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	$400,000	$435,495
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	528,000	590,700
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	200,079
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	202,920
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,296,317
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	301,203
ING Groep NV Senior Notes 4.10% due 10/02/2023	925,000	992,549
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	273,880
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	301,989
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	256,053
National Australia Bank, Ltd. Senior Notes 3.38% due 01/14/2026	250,000	268,735
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	470,000	499,730
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	301,434
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	475,010
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	202,454
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	900,000	960,500
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	411,068
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*	200,000	218,122
Standard Chartered PLC Senior Notes 2.74% due 09/10/2022*	250,000	252,351
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	460,000	465,798
Standard Chartered PLC Senior Notes 4.25% due 01/20/2023*	400,000	414,972

249

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Standard Chartered PLC Senior Notes 4.31% due 05/21/2030*	$200,000	$222,766
Standard Chartered PLC Sub. Notes 4.87% due 03/15/2033*	250,000	278,226
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	401,938
Toronto-Dominion Bank Senior Notes 2.65% due 06/12/2024	620,000	642,415
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	439,100
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	221,603
Westpac Banking Corp. Senior Notes 2.85% due 05/13/2026	200,000	208,734
Westpac Banking Corp. Sub. Notes 2.89% due 02/04/2030	2,703,000	2,723,294
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	300,000	326,476
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	265,000	303,790

		27,743,738

Banks-Money Center — 0.0%
Lloyds Bank PLC Company Guar. Notes 2.40% due 03/17/2020	300,000	300,222

Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	385,000	396,098

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	835,239
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	275,000	324,966
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	190,000	202,622
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	450,000	538,296
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	226,000	284,773
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	398,913

		2,584,809

Security Description	Principal Amount	Value (Note 2)
Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	$202,000	$212,465

Diversified Banking Institutions — 1.6%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	206,435
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	90,000	100,922
Barclays PLC Senior Notes 3.68% due 01/10/2023	652,000	670,977
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,581,668
Barclays PLC Senior Notes 4.61% due 02/15/2023	450,000	471,564
Barclays PLC Senior Notes 4.97% due 05/16/2029	1,576,000	1,827,609
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	515,000	529,254
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	216,996
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	260,000	264,262
Credit Suisse Group AG Senior Notes 3.57% due 01/09/2023*	500,000	514,849
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	271,977
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	276,647
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025	2,860,000	3,065,638
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	465,891
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	300,000	308,943
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	680,000	690,214
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	217,316
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	220,383
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	600,000	833,700

250

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	$200,000	$204,220
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,132,000	2,288,233
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	221,000	249,227
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	219,888
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	415,000	446,785
Macquarie Group, Ltd. Senior Notes 5.03% due 01/15/2030*	300,000	353,470
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,311,622
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	90,071
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	670,000	708,796
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039	355,000	405,359
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	200,000	202,239
Mizuho Financial Group, Inc. Senior Notes 2.87% due 09/13/2030	337,000	347,107
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	210,000	218,647
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	477,000	495,528
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	250,000	264,521
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	200,000	214,855
Royal Bank of Scotland Group PLC Senior Notes 4.45% due 05/08/2030	450,000	509,058
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029	200,000	231,593
Societe Generale SA Senior Notes 3.00% due 01/22/2030*	849,000	856,279
Societe Generale SA Senior Notes 3.88% due 03/28/2024*	650,000	692,021
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	250,000	267,704

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	$186,000	$188,294
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	192,959
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022	300,000	306,927
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 10/18/2022	247,000	253,144
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.85% due 01/11/2022	300,000	306,054
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.04% due 07/16/2029	600,000	630,099
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	214,660
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.94% due 10/16/2023	1,000,000	1,070,263
UBS Group AG Senior Notes 3.13% due 08/13/2030*	280,000	292,595
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	200,000	204,367
UBS Group Funding Switzerland AG Senior Notes 3.00% due 04/15/2021*	3,097,000	3,144,656
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	1,827,000	2,016,879

		33,133,365

Diversified Financial Services — 0.3%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	365,000	366,232
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	4,381,000	4,934,545

		5,300,777

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	180,199
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	159,921
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	305,591
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	256,828

251

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	$250,000	$263,166

		1,165,705

Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	210,717
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	200,000	213,881

		424,598

Diversified Operations — 0.1%
CK Hutchison International 17, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	304,504
CK Hutchison International 19, Ltd. Company Guar. Notes 3.63% due 04/11/2029*	610,000	662,202

		966,706

Electric-Distribution — 0.3%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	382,583
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.75% due 05/04/2022*	5,851,000	5,947,230

		6,329,813

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.88% due 09/21/2038*	1,201,000	1,487,618
Korea Southern Power Co., Ltd. Senior Notes 3.00% due 01/29/2021*	200,000	202,323

		1,689,941

Electric-Integrated — 0.5%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	3,200,000	3,377,331
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	5,631,000	6,011,538
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	200,000	222,376
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	186,000	194,203

		9,805,448

Finance-Investment Banker/Broker — 0.1%
Brookfield Finance, Inc. Company Guar. Notes 3.90% due 01/25/2028	148,000	163,218
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	171,000	207,703

Security Description	Principal Amount	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Brookfield Finance, Inc. Company Guar. Notes 4.85% due 03/29/2029	$197,000	$234,494
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	187,040
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025	545,000	553,408

		1,345,863

Finance-Leasing Companies — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/23/2023	150,000	155,245
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	180,000	188,835
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	64,000	68,662
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	2,126,000	2,238,572
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	395,000	427,473
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	2,610,000	2,872,044
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	201,782
BOC Aviation, Ltd. Senior Notes 3.50% due 10/10/2024*	200,000	209,738
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	202,525
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	154,247

		6,719,123

Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	199,755

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	381,243

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.20% due 03/11/2025*	787,000	823,394
AIA Group, Ltd. Senior Notes 3.90% due 04/06/2028*	250,000	275,376

252

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	$400,000	$425,396

		1,524,166

Insurance-Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Company Guar. Notes 4.35% due 10/29/2025	2,500,000	2,705,371

Insurance-Reinsurance — 0.2%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	2,637,000	2,958,664

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	136,841

Machinery-Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,488,000	1,575,770

Machinery-Pumps — 0.0%
nVent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	225,000	241,860

Medical Products — 0.0%
Covidien International Finance SA Company Guar. Notes 2.95% due 06/15/2023	87,000	90,144

Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 4.00% due 09/18/2042	110,000	128,161
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	140,000	204,441
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	167,000	171,778
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	707,000	743,923

		1,248,303

Medical-Generic Drugs — 0.3%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	450,000	463,227
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	4,103,000	4,405,533
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	230,000	245,232
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	200,000	203,171

Security Description	Principal Amount	Value (Note 2)
Medical-Generic Drugs (continued)
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	$139,000	$148,361

		5,465,524

Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	2,130,000	2,514,465

Oil Companies-Exploration & Production — 0.0%
Alberta Energy Co., Ltd. Company Guar. Notes 8.13% due 09/15/2030	150,000	194,926
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	192,924
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	328,252
Encana Corp. Company Guar. Notes 7.38% due 11/01/2031	100,000	126,251

		842,353

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	214,000	227,497
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	193,121
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	191,000	240,411
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	190,561
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	217,956
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	206,367
Eni SpA Senior Notes 4.00% due 09/12/2023*	2,645,000	2,817,766
Eni SpA Senior Notes 4.25% due 05/09/2029*	1,407,000	1,585,504
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	362,293
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	268,237
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	187,213
Petrobras Global Finance BV Company Guar. Notes 5.75% due 02/01/2029	2,644,000	3,051,176

253

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	$56,000	$56,507
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	1,353,000	1,466,882
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029	378,000	402,948
Petroleos Mexicanos Company Guar. Notes 6.88% due 08/04/2026	336,000	379,008
Saudi Arabian Oil Co. Senior Notes 3.50% due 04/16/2029*	2,414,000	2,558,218
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	200,000	214,078
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	95,937
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	385,000	418,560

		15,140,240

Oil-Field Services — 0.0%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	553,065

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027†*(4)(13)	716,629	21,499
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.78% (3 ML+3.00%) due 04/30/2023†*(13)	35,398	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.78% (3 ML+3.00%) due 04/28/2027†*(13)	1,756,853	0

		21,499

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	313,840
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	2,425,000	2,716,280
Enbridge, Inc. Company Guar. Notes 4.50% due 06/10/2044	150,000	168,975
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	273,947
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	380,828
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	300,000	350,711

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	$185,000	$210,579

		4,415,160

Property Trust — 0.0%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	272,054

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	422,810

Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	240,860
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	266,085

		506,945

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	230,000	232,540
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	400,000	402,199

		634,739

Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.38% due 06/24/2022*	200,000	202,597
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	4,958,000	5,128,499

		5,331,096

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	150,000	161,584
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 03/06/2042*	400,000	494,619
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	265,000	302,473

		958,676

Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	515,000	540,106

254

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Tobacco — 0.2%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	$4,571,000	$4,734,321

Total Foreign Corporate Bonds & Notes (cost $144,747,281)		154,862,136

U.S. GOVERNMENT AGENCIES — 28.6%
Federal Home Loan Mtg. Corp. — 6.1%
3.00% due 10/01/2034	1,449,716	1,494,618
3.00% due 11/01/2034	1,161,812	1,197,858
3.00% due 01/01/2038	1,484,356	1,536,930
3.00% due 08/15/2042 STRIPS(1)	1,316,563	1,368,401
3.00% due 03/01/2043	1,164,843	1,213,242
3.00% due 04/01/2043	80,308	83,868
3.00% due 05/01/2043	129,057	135,138
3.00% due 01/15/2044 STRIPS(1)	519,491	539,547
3.00% due 10/01/2046	5,799,266	6,040,125
3.00% due 02/01/2047	1,766,199	1,832,445
3.00% due 03/01/2048	1,362,946	1,403,334
3.00% due 09/01/2048	302,022	309,857
3.00% due 11/01/2048	2,062,339	2,113,418
3.50% due 11/01/2037	966,980	1,010,872
3.50% due 05/01/2038	288,029	301,225
3.50% due 02/01/2042	131,991	140,797
3.50% due 05/01/2042	45,729	48,405
3.50% due 07/01/2042	210,441	222,702
3.50% due 07/15/2042 STRIPS(1)	2,310,775	2,464,193
3.50% due 03/01/2043	118,094	124,973
3.50% due 09/01/2045	4,436,482	4,650,186
3.50% due 12/01/2045	2,492,765	2,614,468
3.50% due 11/01/2046	2,848,185	2,973,474
3.50% due 12/01/2046	1,594,234	1,663,129
3.50% due 03/01/2048	4,571,572	4,790,090
3.50% due 06/01/2048	1,590,009	1,650,963
3.50% due 05/01/2049	460,135	480,838
3.50% due 10/01/2049	2,293,565	2,378,489
4.00% due 07/01/2025	74,716	78,167
4.00% due 08/01/2037	187,270	199,583
4.00% due 10/01/2040	126,896	136,755
4.00% due 11/01/2040	77,928	83,976
4.00% due 01/01/2041	755,719	814,410
4.00% due 04/01/2044	929,941	992,123
4.00% due 01/01/2046	983,561	1,054,799
4.00% due 09/01/2049	1,991,961	2,116,700
4.00% due 01/01/2050	1,805,003	1,894,826
4.50% due 07/01/2025	19,846	20,939
4.50% due 07/01/2040	598,208	653,990
4.50% due 03/01/2041	28,184	30,353
4.50% due 05/01/2041	82,662	90,396
4.50% due 05/01/2042	1,525,821	1,667,854
4.50% due 06/01/2048	1,704,055	1,847,671
5.00% due 11/01/2035	15,314	16,990
5.00% due 10/01/2036	30,796	34,173
5.00% due 12/01/2036	16,175	17,961
5.00% due 10/01/2037	5,783	6,418
5.00% due 08/01/2039	26,036	28,919
5.00% due 01/01/2040	29,547	32,829
5.00% due 04/01/2040	18,953	21,040
5.50% due 05/01/2036	6,511	7,350
5.50% due 12/01/2036	2,259	2,551
5.50% due 01/01/2038	22,183	25,035

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.70% due 11/25/2049*(3)(4)	$690,000	$721,508
Series 2015-K44, Class B 3.81% due 01/25/2048*(3)(4)	3,390,000	3,574,106
Series 2016-K722, Class B 3.97% due 07/25/2049*(3)(4)	625,000	652,607
Series 2014-K40, Class C 4.21% due 11/25/2047*(3)(4)	639,000	677,563
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KJO2, Class A2 2.60% due 09/25/2020(3)	5,710	5,720
Series KSMC, Class A2 2.62% due 01/25/2023(3)	10,325,000	10,599,346
Series K055, Class A2 2.67% due 03/25/2026(3)	2,400,000	2,529,129
Series K718, Class A2 2.79% due 01/25/2022(3)	1,699,000	1,727,917
Series K044, Class A2 2.81% due 01/25/2025(3)	1,464,000	1,538,309
Series KJ09, Class A2 2.84% due 09/25/2022(3)	588,202	603,465
Series K066, Class A2 3.12% due 06/25/2027(3)	964,000	1,045,215
Series K065, Class A2 3.24% due 04/25/2027(3)	776,000	847,044
Series K060, Class A2 3.30% due 10/25/2026(3)	1,141,000	1,248,115
Series K029, Class A2 3.32% due 02/25/2023(3)	3,000,000	3,137,764
Series K065, Class AM 3.33% due 05/25/2027(3)	416,000	455,014
Series K073, Class A2 3.35% due 01/25/2028(3)	1,154,000	1,270,973
Series K007, Class A2 4.22% due 03/25/2020(3)	103,644	103,601
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. FRS Series KF-12, Class A 2.46% (1 ML+0.70%) due 09/25/2022(3)	194,123	194,050
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K103, Class X1 0.76% due 11/25/2029(3)(4)(6)	7,507,586	408,970
Series K097, Class X1 1.22% due 07/25/2029(3)(4)(6)	1,928,081	173,399
Series K098, Class X1 1.27% due 08/25/2029(3)(4)(6)	3,348,024	313,464
Series K714, Class A2 3.03% due 10/25/2020(3)(4)	939,588	943,502
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	4,682,000	4,888,536
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	5,200,000	5,433,226
Series K070, Class A2 3.30% due 11/25/2027(3)(4)	681,000	750,025
Series K047, Class A2 3.33% due 05/25/2025(3)(4)	2,283,000	2,462,393

255

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series W5FX, Class AFX 3.34% due 04/25/2028(3)(4)	$719,000	$776,118
Series K077, Class AM 3.85% due 05/25/2028(3)(4)	2,745,000	3,112,178
Series K081, Class A2 3.90% due 08/25/2028(3)(4)	1,255,000	1,446,770
Series K080, Class A2 3.93% due 07/25/2028(3)(4)	664,000	761,169
Series K085, Class A2 4.06% due 10/25/2028(3)(4)	955,000	1,105,585
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(1)(9)	592,252	554,767
Series 3582, Class MO zero coupon due 10/15/2039(1)(9)	538,328	486,170
Series 4371, Class GZ 2.00% due 05/15/2042(1)	1,330,845	1,242,038
Series 4533, Class GA 3.00% due 06/15/2028(1)	404,938	419,515
Series 4474, Class HJ 3.00% due 07/15/2039(1)	162,141	169,382
Series 3934, Class PG 3.00% due 07/15/2041(1)	321,941	333,024
Series 4058, Class ME 3.50% due 06/15/2042(1)	126,000	139,381
Series 4374, Class NC 3.75% due 02/15/2046(1)	184,205	185,677
Series 4623, Class WI 4.00% due 08/15/2044(1)(6)	86,927	11,675
Series 4784, Class NZ 4.00% due 05/15/2048(1)	1,796,242	1,966,760
Series 4471, Class PI 4.50% due 12/15/2040(1)(6)	91,253	8,590
Series 2691, Class ZU 5.50% due 09/15/2033(1)	2,001,490	2,276,654
Series 3845, Class AI 5.50% due 02/15/2036(1)(6)	71,084	13,982
Federal Home Loan Mtg. Corp. REMIC FRS Series 4077, Class MF 2.18% (1 ML+0.50%) due 07/15/2042(1)	330,355	331,474
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(1)	533,688	552,780
Series 2019-4, Class MV 3.00% due 02/25/2059(1)	228,271	240,076
Series 2019-1, Class MT 3.50% due 07/25/2058(1)	2,017,648	2,125,472
Series 2019-2, Class MA 3.50% due 08/25/2058(1)	32,194	33,948
Series 2019-2, Class MV 3.50% due 08/25/2058(1)	175,220	189,284
Series 2019-3, Class MA 3.50% due 10/25/2058(1)	409,363	431,765
Series 2019-3, Class MB 3.50% due 10/25/2058(1)	784,189	859,510
Series 2019-3, Class MV 3.50% due 10/25/2058(1)	225,946	244,130
Series 2019-4, Class M55D 4.00% due 02/25/2059(1)	1,714,365	1,810,926

		124,793,154

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. — 12.9%
2.38% due 03/01/2023	$7,116,394	$7,267,943
2.41% due 05/01/2023	101,441	103,827
2.42% due 10/01/2029	1,900,000	1,977,552
2.50% due 11/01/2031	90,019	91,839
2.50% due 03/01/2035	2,350,000	2,392,072
2.50% due 11/01/2046	743,096	753,624
2.55% due 05/01/2023	104,575	107,481
2.70% due 04/01/2025	9,675,446	10,090,592
2.77% due 03/01/2022	464,075	472,797
2.82% due 07/01/2022	2,964,159	3,038,073
2.83% due 05/01/2027	2,500,000	2,660,168
2.83% due 06/01/2027	2,000,000	2,129,880
2.84% due 04/01/2025	3,844,106	4,031,031
2.89% due 05/01/2027	3,751,146	3,996,037
2.92% due 02/01/2030	1,616,069	1,726,106
2.92% due 05/01/2030	2,000,000	2,154,537
2.93% due 01/01/2025	2,882,887	3,027,097
2.94% due 05/01/2030	1,680,000	1,795,597
2.96% due 06/01/2027	1,883,411	2,016,259
2.97% due 06/01/2030	1,945,910	2,101,806
3.00% due 11/01/2028	259,217	268,516
3.00% due 12/01/2031	1,029,294	1,063,756
3.00% due 08/01/2033	1,756,187	1,810,489
3.00% due 09/01/2034	1,869,507	1,927,392
3.00% due 07/01/2037	448,466	464,055
3.00% due 11/01/2037	848,302	877,939
3.00% due 05/01/2043	481,616	495,836
3.00% due 06/01/2043	1,520,874	1,584,030
3.00% due 09/01/2046	1,138,237	1,184,887
3.00% due 11/01/2046	4,112,647	4,281,205
3.00% due 12/01/2046	658,544	680,042
3.00% due 01/01/2048	2,843,509	2,921,307
3.00% due 02/01/2048	489,450	502,487
3.00% due 08/01/2049	2,190,607	2,248,841
3.00% due 02/01/2050	4,050,000	4,143,353
3.00% due 03/01/2050	3,825,000	3,913,922
3.03% due 04/01/2030	2,000,000	2,155,217
3.04% due 12/01/2024	2,529,689	2,664,835
3.07% due 09/01/2024	4,089,219	4,302,943
3.10% due 09/01/2025	3,235,290	3,454,017
3.12% due 06/01/2035	2,000,000	2,198,850
3.13% due 04/01/2030	5,000,000	5,418,127
3.13% due 06/01/2030	1,000,000	1,096,408
3.16% due 02/01/2032	2,774,118	3,015,777
3.20% due 06/01/2030	990,728	1,079,716
3.23% due 11/01/2020	4,367,469	4,372,892
3.30% due 10/01/2021	11,227,207	11,446,931
3.30% due 07/01/2030	1,005,000	1,109,586
3.49% due 12/01/2020	3,709,140	3,733,188
3.50% due 04/01/2038	816,206	853,222
3.50% due 01/01/2041	959,054	1,014,238
3.50% due 11/01/2041	16,026	17,040
3.50% due 01/01/2042	252,143	269,368
3.50% due 04/01/2043	113,384	119,922
3.50% due 07/01/2043	1,122,675	1,186,060
3.50% due 08/01/2043	514,126	543,755
3.50% due 03/01/2045	978,550	1,025,166
3.50% due 11/01/2045	603,339	632,003
3.50% due 03/01/2046	390,755	409,022
3.50% due 07/01/2046	1,590,532	1,682,516
3.50% due 12/01/2046	1,429,871	1,490,840
3.50% due 01/01/2047	3,411,331	3,553,455
3.50% due 11/01/2048	655,019	682,018

256

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 12/01/2049	$892,254	$923,083
3.50% due 01/01/2050	2,615,065	2,707,471
3.66% due 10/01/2028	1,865,053	2,085,108
3.76% due 12/01/2035	1,881,659	2,148,792
3.77% due 12/01/2025	1,474,872	1,624,425
3.81% due 12/01/2028	920,000	1,049,103
3.95% due 01/01/2027	136,156	152,652
3.99% due 07/01/2021	425,433	434,799
4.00% due 01/01/2035	3,842,213	4,138,550
4.00% due 09/01/2040	2,388,683	2,573,037
4.00% due 11/01/2040	1,619,483	1,744,572
4.00% due 02/01/2041	187,340	201,804
4.00% due 06/01/2041	1,266,977	1,364,246
4.00% due 10/01/2041	1,124,682	1,211,611
4.00% due 11/01/2041	501,722	540,458
4.00% due 01/01/2042	3,792,900	4,080,397
4.00% due 04/01/2042	668,297	718,805
4.00% due 10/01/2042	739,757	795,907
4.00% due 12/01/2042	436,973	470,079
4.00% due 01/01/2043	1,449,318	1,560,855
4.00% due 06/01/2043	791,994	852,102
4.00% due 07/01/2043	500,421	536,364
4.00% due 04/01/2044	371,937	399,538
4.00% due 06/01/2045	1,480,783	1,589,683
4.00% due 08/01/2048	1,596,770	1,672,187
4.00% due 10/01/2049	1,792,875	1,906,021
4.00% due 11/01/2049	2,321,521	2,439,300
4.08% due 01/01/2029	808,526	926,429
4.30% due 06/01/2021	899,691	926,184
4.50% due 05/01/2025	11,258	11,873
4.50% due 03/01/2034	71,209	77,070
4.50% due 05/01/2040	27,743	30,322
4.50% due 10/01/2040	31,087	33,974
4.50% due 02/01/2041	834,032	911,575
4.50% due 04/01/2041	1,391,753	1,519,866
4.50% due 07/01/2042	728,411	795,649
4.50% due 11/01/2042	1,632,570	1,783,647
4.50% due 01/01/2043	1,210,102	1,321,880
4.50% due 04/01/2044	91,699	100,201
4.50% due 06/01/2044	3,346,123	3,647,551
4.50% due 07/01/2049	2,481,284	2,676,414
4.50% due 09/01/2049	1,130,891	1,243,063
5.00% due 03/01/2034	15,510	17,006
5.00% due 04/01/2034	20,628	22,879
5.00% due 05/01/2035	12,367	13,716
5.00% due 07/01/2035	43,698	48,195
5.00% due 08/01/2035	29,166	32,346
5.00% due 09/01/2035	9,247	10,070
5.00% due 10/01/2035	38,215	42,387
5.00% due 10/01/2039	19,371	21,508
5.00% due 11/01/2039	45,350	50,230
5.00% due 12/01/2039	46,650	51,791
5.00% due 02/01/2040	38,065	42,262
5.00% due 06/01/2040	28,611	31,722
5.00% due 03/01/2042	5,296,477	5,872,287
5.50% due 11/01/2034	3,136	3,539
5.50% due 01/01/2036	118,795	134,023
5.50% due 11/01/2036	36,694	41,372
5.50% due 06/01/2037	112,464	126,147
5.50% due 08/01/2037	108,590	122,186
5.50% due 01/01/2038	18,203	20,385
5.50% due 12/01/2038	2,590,150	2,923,271

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.56% due 03/01/2038	$1,534,395	$1,735,800
6.00% due 02/01/2033	40,123	44,365
6.00% due 10/01/2035	11,880	13,631
6.00% due 01/01/2036	15,869	18,269
6.00% due 02/01/2037	11,181	12,851
6.00% due 03/01/2037	6,282	7,233
6.00% due 04/01/2037	11,460	13,169
6.00% due 06/01/2037	106,970	122,923
6.00% due 06/01/2038	50,534	58,184
6.00% due 10/01/2038	6,523	7,489
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	1,524,026	1,607,840
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(1)(9)	932,570	831,345
Series 2012-96, Class CB 1.50% due 04/25/2039(1)	464,619	462,639
Series 2013-53, Class CB 2.00% due 10/25/2040(1)	142,226	142,720
Series 2016-19, Class AD 2.00% due 04/25/2046(1)	257,740	257,988
Series 2015-M7, Class A2 2.59% due 12/25/2024(3)	3,244,552	3,348,444
Series 2015-M3, Class A2 2.72% due 10/25/2024(3)	15,000,000	15,559,815
Series 2013-1, Class YI 3.00% due 02/25/2033(1)(6)	271,881	31,322
Series 2013-64, Class KI 3.00% due 02/25/2033(1)(6)	68,944	6,711
Series 2016-38, Class NA 3.00% due 01/25/2046(1)	554,144	578,172
Series 2010-43, Class AH 3.25% due 05/25/2040(1)	158,676	166,438
Series 2014-7, Class VA 3.50% due 05/25/2025(1)	397,441	409,614
Series 2014-10, Class KM 3.50% due 09/25/2043(1)	404,684	420,678
Series 2011-104, Class NY 4.00% due 03/25/2039(1)	1,032,392	1,060,156
Series 2010-113, Class GB 4.00% due 10/25/2040(1)	171,780	185,634
Series 2016-40, Class IQ 4.00% due 07/25/2046(1)(6)	299,391	57,231
Series 2010-45, Class A1 5.00% due 02/25/2021(1)(6)	6,754	34
Series 2010-47, Class MB 5.00% due 09/25/2039(1)	1,626,357	1,828,306
Series 2005-93, Class PZ 5.50% due 10/25/2035(1)	1,541,430	1,850,394
Series 2002-56, Class ZQ 6.00% due 09/25/2032(1)	457,074	528,135
Series 2005-109, Class GE 6.00% due 12/25/2035(1)	1,397,000	1,693,928
Series 2009-39, Class Z 6.00% due 06/25/2039(1)	2,854,478	3,311,069
Federal National Mtg. Assoc. REMIC FRS Series 2015-M17, Class FA 2.66% (1 ML+0.93%) due 11/25/2022(3)	300,968	301,510

257

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC VRS
Series 2017-M3, Class A2 2.57% due 12/25/2026(3)(4)	$349,655	$365,722
Series 2017-M4, Class A2 2.67% due 12/25/2026(3)(4)	2,403,000	2,517,636
Series 2015-N8, Class A2 2.90% due 01/25/2025(3)(4)	2,000,000	2,091,513
Series 2017-M8, Class A2 3.06% due 05/25/2027(3)(4)	1,200,000	1,289,830
Series 2015-M10, Class A2 3.09% due 04/25/2027(3)(4)	1,556,000	1,665,998
Series 2015-M2, Class A3 3.15% due 12/25/2024(3)(4)	857,664	904,221
Series 2018-M4, Class A2 3.15% due 03/25/2028(3)(4)	845,000	912,940
Series 2017-M12, Class A2 3.18% due 06/25/2027(3)(4)	1,248,000	1,347,477
Series 2018-M3, Class A2 3.19% due 02/25/2030(3)(4)	606,000	662,927
Series 2017-M5, Class A2 3.30% due 04/25/2029(3)(4)	1,062,000	1,162,210
Series 2018-M10, Class A2 3.50% due 07/25/2028(3)(4)	1,514,000	1,672,795
Series 2019-M2, Class A2 3.75% due 11/25/2028(3)(4)	2,250,000	2,536,977
Series 2018-M12, Class A2 3.78% due 08/25/2030(3)(4)	1,800,000	2,054,713

		261,242,452

Government National Mtg. Assoc. — 6.7%
3.00% due 11/20/2044	468,882	485,744
3.00% due 04/20/2045	620,746	643,904
3.00% due 04/20/2046	169,298	175,801
3.00% due 08/20/2046	306,725	318,182
3.00% due 09/20/2046	775,906	805,352
3.00% due 11/20/2047	3,993,904	4,133,146
3.00% due 01/20/2048	6,618,453	6,846,125
3.00% due 01/20/2050	1,975,000	2,032,637
3.00% due 03/20/2050	900,000	925,905
3.00% due March 30 TBA	1,925,000	1,977,456
3.50% due 10/20/2033	904,788	942,271
3.50% due 11/15/2040	70,395	74,170
3.50% due 12/15/2041	125,069	135,283
3.50% due 02/15/2042	174,789	185,342
3.50% due 04/15/2042	22,616	23,821
3.50% due 05/20/2046	845,111	883,221
3.50% due 11/20/2047	10,886,766	11,344,660
3.50% due 08/20/2049	442,601	457,384
3.50% due 09/20/2049	1,482,717	1,533,808
3.50% due 10/20/2049	943,017	976,046
3.50% due 11/20/2049	1,145,067	1,186,526
3.50% due 12/20/2049	3,367,626	3,491,726
3.50% due March 30 TBA	5,275,000	5,436,547
4.00% due 12/20/2042	1,201,891	1,273,455
4.00% due 09/20/2044	394,730	418,218
4.00% due 03/20/2048	158,185	165,554
4.00% due 05/20/2048	418,481	437,617
4.00% due 06/20/2049	6,817,571	7,068,141
4.00% due 07/20/2049	899,685	934,022
4.00% due 09/20/2049	929,636	970,197
4.00% due 10/20/2049	1,160,934	1,212,935

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
4.00% due March 30 TBA	$5,100,000	$5,285,672
4.25% due 01/20/2045	1,529,238	1,636,555
4.25% due 02/20/2045	1,625,312	1,739,328
4.25% due 04/20/2045	1,396,187	1,489,173
4.25% due 06/20/2045	882,561	941,388
4.50% due 04/15/2039	73,747	84,374
4.50% due 05/15/2039	34,195	37,761
4.50% due 09/15/2039	47,130	52,170
4.50% due 01/15/2040	175,261	191,532
4.50% due 02/15/2040	215,230	235,705
4.50% due 03/15/2040	80,151	86,883
4.50% due 04/15/2040	106,681	116,795
4.50% due 06/15/2040	151,255	166,322
4.50% due 07/15/2040	45,856	50,247
4.50% due 01/20/2041	88,629	96,188
4.50% due 06/20/2041	89,159	96,774
4.50% due 09/20/2041	1,381,783	1,499,966
4.50% due 07/20/2045	1,178,541	1,250,420
4.50% due 05/20/2048	1,773,720	1,881,840
4.50% due 04/20/2049	239,227	251,098
4.50% due 07/20/2049	268,399	281,896
4.50% due 09/20/2049	4,115,312	4,501,988
4.50% due 11/20/2049	2,382,791	2,606,184
4.50% due March 30 TBA	1,500,000	1,577,871
5.50% due 12/15/2036	64,242	72,014
5.50% due 04/15/2038	13,509	15,058
5.50% due 01/20/2042	42,596	47,572
6.00% due 12/15/2032	30,923	34,437
6.00% due 01/15/2039	35,139	38,716
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(1)(9)	214,851	195,133
Series 2013-169, Class KV 2.50% due 07/20/2032(1)	225,000	229,252
Series 2011-123, Class MA 4.00% due 07/20/2041(1)	162,000	177,298
Series 2012-12, Class KN 4.50% due 09/20/2041(1)	156,371	168,990
Series 2005-55, Class Z 4.75% due 07/20/2035(1)	3,050,759	3,384,612
Series 2009-92, Class ZC 5.00% due 10/20/2039(1)	1,442,705	1,645,827
Series 2010-105, Class B 5.00% due 08/20/2040(1)	1,449,133	1,627,346
Series 2009-33, Class DB 5.50% due 05/20/2039(1)	121,736	122,478
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 2.13% (1 ML+0.44%) due 06/20/2065(1)	773,023	770,924
Series 2015-H16, Class FG 2.13% (1 ML+0.44%) due 07/20/2065(1)	1,313,946	1,310,301
Series 2015-H16, Class FL 2.13% (1 ML+0.44%) due 07/20/2065(1)	2,910,713	2,902,443
Series 2011-H06, Class FA 2.14% (1 ML+0.45%) due 02/20/2061(1)	1,149,510	1,147,701

258

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2015-H05, Class FC 2.17% (1 ML+0.48%) due 02/20/2065(1)	$3,547,317	$3,542,702
Series 2015-H06, Class FA 2.17% (1 ML+0.48%) due 02/20/2065(1)	2,683,277	2,680,506
Series 2015-H08, Class FC 2.17% (1 ML+0.48%) due 03/20/2065(1)	6,350,484	6,342,483
Series 2015-H10, Class FC 2.17% (1 ML+0.48%) due 04/20/2065(1)	3,675,145	3,670,206
Series 2015-H12, Class FA 2.17% (1 ML+0.48%) due 05/20/2065(1)	2,209,920	2,207,163
Series 2013-H18, Class EA 2.19% (1 ML+0.50%) due 07/20/2063(1)	1,889,202	1,888,752
Series 2015-H23, Class FB 2.21% (1 ML+0.52%) due 09/20/2065(1)	1,120,464	1,120,611
Series 2015-H26, Class FG 2.21% (1 ML+0.52%) due 10/20/2065(1)	778,240	778,340
Series 2015-H07, Class ES 2.24% (1 ML+0.47%) due 02/20/2065(1)	2,043,567	2,041,583
Series 2012-H08, Class FB 2.29% (1 ML+0.60%) due 03/20/2062(1)	1,432,913	1,435,273
Series 2014-H09, Class TA 2.29% (1 ML+0.60%) due 04/20/2064(1)	922,423	924,266
Series 2015-H29, Class FL 2.29% (1 ML+0.60%) due 11/20/2065(1)	2,822,446	2,831,151
Series 2015-H30, Class FE 2.29% (1 ML+0.60%) due 11/20/2065(1)	3,110,928	3,120,874
Series 2015-H32, Class FH 2.35% (1 ML+0.66%) due 12/20/2065(1)	925,474	930,465
Series 2016-H26, Class FC 2.69% (1 ML+1.00%) due 12/20/2066(1)	576,387	585,068
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.40% due 06/16/2047(3)(4)	802,399	847,114
Series 2015-137, Class WA 5.49% due 01/20/2038(1)(4)	43,458	50,068
Series 2015-137, Class W 5.55% due 10/20/2040(1)(4)	2,235,271	2,535,529

		135,075,582

Resolution Funding Corp — 0.1%
zero coupon due 07/15/2020	1,350,000	1,339,475
zero coupon due 01/15/2030	1,000,000	825,224

		2,164,699

Security Description	Principal Amount	Value (Note 2)
Small Business Administration — 0.4%
Series 2013-20D, Class 1 2.08% due 04/01/2033	$945,248	$951,410
Series 2012-20H, Class 1 2.37% due 08/01/2032	535,577	544,791
Series 2013-20F, Class 1 2.45% due 06/01/2033	1,228,238	1,249,494
Series 2013-20G, Class 1 3.15% due 07/01/2033	1,635,045	1,710,744
Series 2013-20H, Class 1 3.16% due 08/01/2033	1,723,500	1,802,870
Series 2013-20I, Class 1 3.62% due 09/01/2033	880,980	940,424

		7,199,733

Tennessee Valley Authority — 0.0%
4.25% due 09/15/2065	405,000	574,871
4.63% due 09/15/2060	240,000	356,025

		930,896

Uniform Mtg. Backed Securities — 2.4%
2.50% due February 15 TBA	800,000	814,375
2.50% due March 15 TBA	12,150,000	12,363,149
3.00% due February 15 TBA	4,550,000	4,687,211
3.00% due March 15 TBA	900,000	926,600
3.00% due February 30 TBA	5,740,674	5,870,788
3.00% due March 30 TBA	7,750,000	7,919,543
3.50% due March 15 TBA	2,600,000	2,709,838
3.50% due February 30 TBA	13,182,696	13,608,044
5.00% due February 30 TBA	550,000	589,295

		49,488,843

Total U.S. Government Agencies (cost $569,903,707)		580,895,359

U.S. GOVERNMENT TREASURIES — 15.7%
United States Treasury Bonds — 12.1%
zero coupon due 05/15/2020 STRIPS	840,000	836,080
zero coupon due 02/15/2021 STRIPS	1,035,000	1,019,803
zero coupon due 05/15/2021 STRIPS	8,255,000	8,108,345
zero coupon due 08/15/2021 STRIPS	2,430,000	2,378,445
zero coupon due 11/15/2021 STRIPS	1,335,000	1,302,391
zero coupon due 02/15/2022 STRIPS	2,070,000	2,012,646
zero coupon due 05/15/2022 STRIPS	3,980,000	3,856,804
zero coupon due 08/15/2022 STRIPS	1,785,000	1,724,814
zero coupon due 11/15/2022 STRIPS	7,260,000	6,993,201
zero coupon due 02/15/2023 STRIPS	7,735,000	7,427,619
zero coupon due 05/15/2023 STRIPS	8,880,000	8,489,177
zero coupon due 08/15/2023 STRIPS	3,185,000	3,035,132
zero coupon due 05/15/2024 STRIPS	90,000	84,791
zero coupon due 11/15/2024 STRIPS	710,000	664,410
zero coupon due 02/15/2025 STRIPS	800,000	745,268
zero coupon due 08/15/2026 STRIPS	90,000	81,706
zero coupon due 11/15/2026 STRIPS	3,240,000	2,927,757
zero coupon due 02/15/2027 STRIPS	4,290,000	3,859,947
zero coupon due 05/15/2027 STRIPS	2,430,000	2,174,839
zero coupon due 08/15/2027 STRIPS	1,170,000	1,042,848
zero coupon due 11/15/2027 STRIPS	1,620,000	1,437,122
zero coupon due 02/15/2028 STRIPS	1,800,000	1,587,351
zero coupon due 05/15/2028 STRIPS	2,970,000	2,606,523
zero coupon due 08/15/2028 STRIPS	1,440,000	1,258,121
zero coupon due 11/15/2028 STRIPS	1,260,000	1,096,707
zero coupon due 11/15/2029 STRIPS	710,000	604,693
zero coupon due 02/15/2030 STRIPS	1,330,000	1,126,050

259

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
zero coupon due 11/15/2030 STRIPS	$1,270,000	$1,057,496
zero coupon due 02/15/2031 STRIPS	800,000	662,856
zero coupon due 05/15/2031 STRIPS	2,520,000	2,075,134
zero coupon due 08/15/2031 STRIPS	2,000,000	1,636,544
zero coupon due 11/15/2031 STRIPS	2,440,000	1,985,664
zero coupon due 02/15/2032 STRIPS	2,490,000	2,013,592
zero coupon due 05/15/2032 STRIPS	5,010,000	4,030,265
zero coupon due 08/15/2032 STRIPS	2,800,000	2,238,612
zero coupon due 11/15/2032 STRIPS	2,770,000	2,201,765
zero coupon due 02/15/2033 STRIPS	490,000	387,228
zero coupon due 05/15/2033 STRIPS	400,000	314,347
zero coupon due 08/15/2033 STRIPS	630,000	491,904
zero coupon due 11/15/2033 STRIPS	5,725,000	4,442,856
zero coupon due 02/15/2034 STRIPS	1,765,000	1,362,434
zero coupon due 05/15/2034 STRIPS	6,300,000	4,834,064
zero coupon due 08/15/2034 STRIPS	540,000	411,859
zero coupon due 11/15/2034 STRIPS	630,000	477,610
zero coupon due 02/15/2035 STRIPS	540,000	406,883
zero coupon due 05/15/2035 STRIPS	990,000	741,625
1.75% due 01/15/2028 TIPS(7)	1,436,491	1,650,564
2.25% due 08/15/2046	7,587,000	7,927,822
2.25% due 08/15/2049	9,070,000	9,548,301
2.38% due 11/15/2049	160,000	173,013
2.50% due 01/15/2029 TIPS(7)	4,564,418	5,634,161
2.50% due 02/15/2045	3,900,000	4,259,531
2.75% due 08/15/2042	1,300,000	1,482,457
2.75% due 11/15/2042	150,000	170,977
2.88% due 05/15/2043	13,146,800	15,283,669
2.88% due 08/15/2045	2,600,000	3,039,969
2.88% due 11/15/2046	14,335,000	16,873,303
2.88% due 05/15/2049	5,169,000	6,157,167
3.00% due 11/15/2044	317,000	377,304
3.00% due 02/15/2048	9,741,200	11,789,516
3.13% due 02/15/2043	3,050,000	3,687,283
3.50% due 02/15/2039(11)	13,451,000	17,101,160
3.63% due 08/15/2043	2,975,000	3,884,815
3.63% due 02/15/2044	1,250,000	1,635,596
3.75% due 11/15/2043	21,669,000	28,848,549
4.25% due 05/15/2039	270,000	376,576
4.25% due 11/15/2040	543,000	762,767
4.38% due 02/15/2038	649,000	910,882
4.38% due 05/15/2041	1,400,000	2,003,203
5.25% due 11/15/2028	90,000	118,020

		243,951,933

United States Treasury Notes — 3.6%
0.13% due 01/15/2022 TIPS(7)	4,409,310	4,419,719
1.38% due 08/31/2023	3,500,000	3,508,066
1.50% due 02/28/2023	2,000,000	2,011,719
1.63% due 02/15/2026	11,400	11,549
1.63% due 08/15/2029	370,000	373,599
1.75% due 11/30/2021	15,331,000	15,438,197
1.75% due 02/28/2022	5,700,000	5,747,871
1.75% due 07/15/2022	3,450,000	3,485,443
1.75% due 09/30/2022	2,975,000	3,008,934
1.75% due 01/31/2023	4,000,000	4,051,562
1.75% due 05/15/2023	2,808,000	2,847,597
1.75% due 12/31/2024	3,081,800	3,143,436
1.75% due 12/31/2026	1,137,300	1,161,023
1.75% due 11/15/2029	720,000	734,991
1.88% due 11/30/2021	2,400,000	2,422,500
2.00% due 10/31/2021	9,500,000	9,600,938

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
2.13% due 06/30/2022	$1,000,000	$1,019,180
2.13% due 02/29/2024	263,000	271,383
2.25% due 10/31/2024	1,000,000	1,042,188
2.25% due 11/15/2024	58,000	60,458
2.25% due 11/15/2025	430,000	450,610
2.25% due 02/15/2027	309,000	325,874
2.50% due 08/15/2023	2,000,000	2,082,109
2.63% due 05/15/2021	1,526,900	1,549,684
2.75% due 05/31/2023	377,000	394,569
2.75% due 11/15/2023	600,000	631,688
2.88% due 05/31/2025	3,041,000	3,277,865
2.88% due 05/15/2028	245,000	271,682

		73,344,434

Total U.S. Government Treasuries (cost $294,216,549)		317,296,367

MUNICIPAL BONDS & NOTES — 1.3%
Escambia County Health Facilities Authority Revenue Bonds 3.61% due 08/15/2040	655,000	670,805
New Jersey Economic Development Authority Revenue Bonds Series B zero coupon due 02/15/2023	5,231,000	4,937,646
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	3,828,000	4,973,146
Ohio State University Revenue Bonds 4.05% due 12/01/2056	244,000	304,590
Oklahoma Development Finance Authority Revenue Bonds 5.45% due 08/15/2028	1,578,000	1,819,481
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,585,688
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	1,177,991
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	575,582
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,698,000
Village of Bridgeview, Illinois General Obligation Bonds 5.06% due 12/01/2025	400,000	418,584
Village of Bridgeview, Illinois General Obligation Bonds 5.14% due 12/01/2036	3,955,000	4,225,048

Total Municipal Bonds & Notes (cost $23,218,486)		25,386,561

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	457,457

260

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Regional Authority — 0.0%
Province of Ontario, Canada Debentures 7.13% due 02/09/2024	$540,000	$653,269

Sovereign — 0.3%
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	350,539
Israel Government USAID Series 2 Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,245,600
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	212,188
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	346,147
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	146,750
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	247,302
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	82,620
United Mexican States Senior Notes 3.75% due 01/11/2028	547,000	579,820
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	217,500
United Mexican States Senior Notes 4.50% due 01/31/2050	380,000	426,550
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	454,604
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,236,600

		5,546,220

Total Foreign Government Obligations (cost $6,234,574)		6,656,946

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Commercial — 0.2%
Macquarie Bank, Ltd. 6.13% due 03/08/2027*(10)	3,380,000	3,591,250

Diversified Banking Institutions — 0.5%
Bank of America Corp. Series FF 5.88% due 03/15/2028(10)	2,659,000	2,973,746
Bank of America Corp. Series AA 6.10% due 03/17/2025(10)	3,392,000	3,802,466

Security Description	Principal Amount/ Shares	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Series Z 6.50% due 10/23/2024(10)	$2,200,000	$2,486,000

		9,262,212

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026*(10)	316,000	331,800
Harborwalk Funding Trust 5.08% due 02/15/2069*	470,000	576,789

		908,589

Insurance-Property/Casualty — 0.0%
Progressive Corp. Series B 5.38% due 03/15/2023(10)	180,000	189,450

Pipelines — 0.0%
Enbridge, Inc. 6.25% due 03/01/2078	200,000	218,302

Total Preferred Securities/Capital Securities (cost $12,941,559)		14,169,803

WARRANTS — 0.0%
Central Bank — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00)†(13) (cost $0)	250	6,750

Total Long-Term Investment Securities (cost $1,890,682,711)		1,982,490,634

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Companies — 1.9%
State Street Institutional Liquid Reserves Fund, Trust Class 1.67%(8) (cost $37,636,477)	37,628,329	37,639,617

REPURCHASE AGREEMENTS — 3.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $79,251,651 and collateralized by $73,910,000 of United States Treasury Notes, bearing interest at 0.38%, due 07/15/2027 and having an approximate value of $80,839,284. (cost $79,250,000)	$79,250,000	79,250,000

TOTAL INVESTMENTS (cost $2,007,569,188)(12)	103.5%	2,099,380,251
Liabilities in excess of other assets	(3.5)	(70,934,694)

NET ASSETS	100.0%	$2,028,445,557

261

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $439,111,766 representing 21.6% of net assets.
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of January 31, 2020.
(6)	Interest Only
(7)	Principal amount of security is adjusted for inflation.
(8)	The rate shown is the 7-day yield as of January 31, 2020.
(9)	Principal only
(10)	Perpetual maturity — maturity date reflects the next call date.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	See Note 3 for cost of investments on a tax basis.
(13)	Securities classified as Level 3 (see Note 2).

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Structured Credit Risk Transfer

STRIPS — Separate trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates on FRS and VRS are the current interest rates as of January 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
321	Long	U.S. Treasury 2 Year Notes	March 2020	$69,188,899	$69,451,360	$262,461
223	Long	U.S. Treasury Ultra Bonds	March 2020	42,076,057	43,192,312	1,116,255

						$1,378,716

						Unrealized (Depreciation)
317	Short	U.S. Treasury 10 Year Ultra Notes	March 2020	$45,251,169	$46,173,031	$(921,862)

		Net Unrealized Appreciation (Depreciation)				$456,854

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

262

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$382,859,535	$17,492,727	$400,352,262
U.S. Corporate Bonds & Notes	—	482,864,450	—	482,864,450
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	21,499	21,499
Other Industries	—	154,840,637	—	154,840,637
U.S. Government Agencies	—	580,895,359	—	580,895,359
U.S. Government Treasuries	—	317,296,367	—	317,296,367
Municipal Bonds & Notes	—	25,386,561	—	25,386,561
Foreign Government Obligations	—	6,656,946	—	6,656,946
Preferred Securities/Capital Securities	—	14,169,803	—	14,169,803
Warrants	—	—	6,750	6,750
Short-Term Investment Securities	37,639,617	—	—	37,639,617
Repurchase Agreements	—	79,250,000	—	79,250,000

Total Investments at Value	$37,639,617	$2,044,219,658	$17,520,976	$2,099,380,251

Other Financial Instruments:+
Futures Contracts	$1,378,716	$—	$—	$1,378,716

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$921,862	$—	$—	$921,862

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

263

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Commercial Services-Finance	7.2%
Electronic Components-Semiconductors	5.2
Retail-Apparel/Shoe	3.7
Data Processing/Management	3.7
Medical-Biomedical/Gene	3.4
Diversified Manufacturing Operations	2.9
Semiconductor Equipment	2.9
Repurchase Agreements	2.5
Retail-Auto Parts	2.5
Enterprise Software/Service	2.4
Applications Software	2.2
Consulting Services	2.2
Computer Aided Design	1.9
Electronic Measurement Instruments	1.8
Medical Labs & Testing Services	1.8
Non-Hazardous Waste Disposal	1.6
Computer Software	1.5
Medical-HMO	1.5
Distribution/Wholesale	1.5
Drug Delivery Systems	1.4
Containers-Metal/Glass	1.4
Internet Application Software	1.4
Entertainment Software	1.4
Building Products-Cement	1.4
Office Automation & Equipment	1.4
Banks-Commercial	1.4
Hotels/Motels	1.4
Electronic Connectors	1.4
Electric Products-Misc.	1.3
Respiratory Products	1.2
Auto-Cars/Light Trucks	1.2
Advertising Services	1.2
Office Supplies & Forms	1.2
Real Estate Management/Services	1.1
Power Converter/Supply Equipment	1.1
Retail-Discount	1.1
Internet Content-Information/News	1.0
Communications Software	1.0
Tools-Hand Held	1.0
Medical-Drugs	1.0
Patient Monitoring Equipment	1.0
Retail-Gardening Products	1.0
Machinery-General Industrial	1.0
Commercial Services	1.0
Computer Data Security	1.0
Decision Support Software	1.0
Building & Construction Products-Misc.	0.9
Aerospace/Defense-Equipment	0.9
Finance-Other Services	0.9
Building-Residential/Commercial	0.9
Transport-Truck	0.8
Networking Products	0.8
Insurance-Property/Casualty	0.8
Schools	0.8
Electronic Components-Misc.	0.8
Building-Mobile Home/Manufactured Housing	0.7
Retail-Vision Service Center	0.7
Veterinary Diagnostics	0.7
Retail-Restaurants	0.7
Web Hosting/Design	0.6
Oil Companies-Exploration & Production	0.6

Gambling (Non-Hotel)	0.6%
Publishing-Newspapers	0.6
Auto/Truck Parts & Equipment-Original	0.5
E-Commerce/Services	0.5
Internet Security	0.4
Medical-Hospitals	0.4
Therapeutics	0.4
Machinery-Pumps	0.3
Finance-Investment Banker/Broker	0.3

100.0%

*	Calculated as a percentage of net assets

264

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.5%
Advertising Services — 1.2%
Trade Desk, Inc., Class A†	18,000	$4,845,240

Aerospace/Defense-Equipment — 0.9%
HEICO Corp., Class A	40,420	3,886,383

Applications Software — 2.2%
Intuit, Inc.	13,400	3,757,092
Medallia, Inc.†	68,000	1,918,960
ServiceNow, Inc.†	10,300	3,483,769

		9,159,821

Auto-Cars/Light Trucks — 1.2%
Tesla, Inc.†	7,500	4,879,275

Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	25,600	2,170,624

Banks-Commercial — 1.4%
East West Bancorp, Inc.	43,400	1,989,456
First Republic Bank	34,200	3,792,096

		5,781,552

Building & Construction Products-Misc. — 0.9%
Fortune Brands Home & Security, Inc.	58,000	3,985,180

Building Products-Cement — 1.4%
Vulcan Materials Co.	41,300	5,849,319

Building-Mobile Home/Manufactured Housing — 0.7%
Thor Industries, Inc.	36,100	2,906,772

Building-Residential/Commercial — 0.9%
NVR, Inc.†	950	3,626,122

Commercial Services — 1.0%
CoStar Group, Inc.†	6,400	4,179,136

Commercial Services-Finance — 7.2%
FleetCor Technologies, Inc.†	13,200	4,161,036
Global Payments, Inc.	67,700	13,231,965
IHS Markit, Ltd.†	72,900	5,748,894
MarketAxess Holdings, Inc.	8,500	3,010,530
S&P Global, Inc.	13,900	4,082,847

		30,235,272

Communications Software — 1.0%
RingCentral, Inc., Class A†	17,600	3,618,208
Slack Technologies, Inc., Class A†	34,100	706,893

		4,325,101

Computer Aided Design — 1.9%
Cadence Design Systems, Inc.†	32,500	2,343,575
Synopsys, Inc.†	39,300	5,797,143

		8,140,718

Computer Data Security — 1.0%
Crowdstrike Holdings, Inc., Class A†	41,700	2,547,453
Zscaler, Inc.†	28,300	1,587,347

		4,134,800

Computer Software — 1.5%
MongoDB, Inc.†	15,400	2,524,214
Splunk, Inc.†	25,100	3,897,026

		6,421,240

Consulting Services — 2.2%
Booz Allen Hamilton Holding Corp.	85,000	6,633,400
FTI Consulting, Inc.†	20,800	2,497,248

		9,130,648

Security Description	Shares	Value (Note 2)
Containers-Metal/Glass — 1.4%
Ball Corp.	83,200	$6,005,376

Data Processing/Management — 3.7%
Fair Isaac Corp.†	6,300	2,534,994
Fidelity National Information Services, Inc.	12,823	1,842,152
Fiserv, Inc.†	93,600	11,101,896

		15,479,042

Decision Support Software — 1.0%
MSCI, Inc.	14,400	4,115,520

Distribution/Wholesale — 1.5%
Copart, Inc.†	60,900	6,178,914

Diversified Manufacturing Operations — 2.9%
Carlisle Cos., Inc.	23,000	3,593,290
Ingersoll-Rand PLC	49,400	6,581,562
Parker-Hannifin Corp.	11,100	2,172,159

		12,347,011

Drug Delivery Systems — 1.4%
DexCom, Inc.†	25,300	6,090,975

E-Commerce/Services — 0.5%
Lyft, Inc., Class A†	40,000	1,899,200

Electric Products-Misc. — 1.3%
AMETEK, Inc.	56,400	5,479,260

Electronic Components-Misc. — 0.8%
Garmin, Ltd.	33,014	3,200,707

Electronic Components-Semiconductors — 5.2%
Advanced Micro Devices, Inc.†	279,100	13,117,700
Marvell Technology Group, Ltd.	87,925	2,113,717
Microchip Technology, Inc.	27,300	2,661,204
Xilinx, Inc.	48,200	4,071,936

		21,964,557

Electronic Connectors — 1.4%
Amphenol Corp., Class A	57,100	5,679,737

Electronic Measurement Instruments — 1.8%
FLIR Systems, Inc.	45,400	2,339,916
Keysight Technologies, Inc.†	55,700	5,179,543

		7,519,459

Enterprise Software/Service — 2.4%
Black Knight, Inc.†	37,600	2,516,192
Paycom Software, Inc.†	11,100	3,531,576
Veeva Systems, Inc., Class A†	26,300	3,855,843

		9,903,611

Entertainment Software — 1.4%
Take-Two Interactive Software, Inc.†	47,792	5,956,795

Finance-Investment Banker/Broker — 0.3%
TD Ameritrade Holding Corp.	27,600	1,310,448

Finance-Other Services — 0.9%
Nasdaq, Inc.	32,600	3,796,596

Gambling (Non-Hotel) — 0.6%
Red Rock Resorts, Inc., Class A	96,800	2,372,568

Hotels/Motels — 1.4%
Hilton Worldwide Holdings, Inc.	52,966	5,709,735

Insurance-Property/Casualty — 0.8%
Progressive Corp.	43,500	3,510,015

265

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Application Software — 1.4%
Anaplan, Inc.†	50,900	$2,931,331
Okta, Inc.†	24,000	3,073,200

		6,004,531

Internet Content-Information/News — 1.0%
Spotify Technology SA†	31,100	4,394,430

Internet Security — 0.4%
Proofpoint, Inc.†	14,400	1,768,464

Machinery-General Industrial — 1.0%
Nordson Corp.	24,800	4,187,728

Machinery-Pumps — 0.3%
Gardner Denver Holdings, Inc.†	41,600	1,468,896

Medical Labs & Testing Services — 1.8%
Catalent, Inc.†	39,600	2,419,560
Teladoc Health, Inc.†	49,600	5,044,816

		7,464,376

Medical-Biomedical/Gene — 3.4%
Alnylam Pharmaceuticals, Inc.†	17,800	2,043,262
BioMarin Pharmaceutical, Inc.†	14,000	1,169,000
Exact Sciences Corp.†	46,100	4,300,208
Exelixis, Inc.†	132,900	2,285,880
Illumina, Inc.†	6,420	1,862,249
Intercept Pharmaceuticals, Inc.†	15,200	1,404,632
Sage Therapeutics, Inc.†	20,050	1,328,914

		14,394,145

Medical-Drugs — 1.0%
Jazz Pharmaceuticals PLC†	29,646	4,249,754

Medical-HMO — 1.5%
Centene Corp.†	101,426	6,370,567

Medical-Hospitals — 0.4%
Acadia Healthcare Co., Inc.†	55,000	1,767,150

Networking Products — 0.8%
Arista Networks, Inc.†	15,800	3,528,772

Non-Hazardous Waste Disposal — 1.6%
Waste Connections, Inc.	70,300	6,770,593

Office Automation & Equipment — 1.4%
Zebra Technologies Corp., Class A†	24,388	5,829,220

Office Supplies & Forms — 1.2%
Avery Dennison Corp.	36,900	4,842,756

Oil Companies-Exploration & Production — 0.6%
Concho Resources, Inc.	31,600	2,394,648

Patient Monitoring Equipment — 1.0%
Insulet Corp.†	21,800	4,230,072

Power Converter/Supply Equipment — 1.1%
Generac Holdings, Inc.†	43,500	4,506,165

Publishing-Newspapers — 0.6%
New York Times Co., Class A	73,800	2,362,338

Real Estate Management/Services — 1.1%
CBRE Group, Inc., Class A†	76,400	4,664,220

Respiratory Products — 1.2%
ResMed, Inc.	32,100	5,102,937

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Apparel/Shoe — 3.7%
Burlington Stores, Inc.†	18,100	$3,936,207
Lululemon Athletica, Inc.†	27,392	6,557,371
Ross Stores, Inc.	45,000	5,048,550

		15,542,128

Retail-Auto Parts — 2.5%
O’Reilly Automotive, Inc.†	25,800	10,477,380

Retail-Discount — 1.1%
Dollar General Corp.	28,800	4,418,208

Retail-Gardening Products — 1.0%
Tractor Supply Co.	45,500	4,229,225

Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	3,200	2,773,632

Retail-Vision Service Center — 0.7%
National Vision Holdings, Inc.†	84,900	2,896,788

Schools — 0.8%
Bright Horizons Family Solutions, Inc.†	20,200	3,307,346

Semiconductor Equipment — 2.9%
KLA Corp.	27,500	4,557,850
Lam Research Corp.	25,100	7,485,071

		12,042,921

Therapeutics — 0.4%
Agios Pharmaceuticals, Inc.†	35,400	1,725,042

Tools-Hand Held — 1.0%
Stanley Black & Decker, Inc.	26,800	4,270,044

Transport-Truck — 0.8%
Old Dominion Freight Line, Inc.	18,100	3,551,763

Veterinary Diagnostics — 0.7%
Elanco Animal Health, Inc.†	93,600	2,892,240

Web Hosting/Design — 0.6%
Shopify, Inc., Class A†	5,700	2,654,262

Total Long-Term Investment Securities (cost $313,766,155)		409,259,470

REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $10,563,220 collateralized by $9,855,000 of United States Treasury Notes, bearing interest at 0.38% due 07/15/2027 and having an approximate value of $10,778,936 (cost $10,563,000)	$10,563,000	10,563,000

TOTAL INVESTMENTS (cost $324,329,155)(1)	100.0%	419,822,470
Liabilities in excess of other assets	(0.0)	(35,541)

NET ASSETS	100.0%	$419,786,929

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

266

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$409,259,470	$—	$—	$409,259,470
Repurchase Agreements	—	10,563,000	—	10,563,000

Total Investments at Value	$409,259,470	$10,563,000	$—	$419,822,470

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

267

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Applications Software	9.6%
Exchange-Traded Funds	8.9
Computers	7.8
E-Commerce/Products	5.2
Web Portals/ISP	5.2
Finance-Credit Card	4.2
Electronic Components-Semiconductors	4.0
Internet Content-Entertainment	3.8
Medical-Drugs	3.4
Commercial Services-Finance	2.4
Real Estate Investment Trusts	2.2
Aerospace/Defense	1.9
Cosmetics & Toiletries	1.5
Retail-Building Products	1.4
Retail-Restaurants	1.4
Medical-Biomedical/Gene	1.2
Beverages-Non-alcoholic	1.2
Diversified Banking Institutions	1.2
Diagnostic Equipment	1.2
Cable/Satellite TV	1.2
Medical Products	1.2
Electronic Forms	1.0
Retail-Discount	0.9
Transport-Rail	0.9
Multimedia	0.9
Semiconductor Components-Integrated Circuits	0.9
Medical Instruments	0.9
Industrial Gases	0.8
Oil Companies-Exploration & Production	0.8
Semiconductor Equipment	0.7
Aerospace/Defense-Equipment	0.7
Computer Aided Design	0.7
Data Processing/Management	0.6
Tobacco	0.6
Finance-Other Services	0.5
Insurance Brokers	0.5
Computer Services	0.5
Enterprise Software/Service	0.5
Athletic Footwear	0.5
E-Commerce/Services	0.5
Electronic Measurement Instruments	0.5
Chemicals-Diversified	0.4
Retail-Major Department Stores	0.4
Electric-Integrated	0.4
Instruments-Controls	0.4
Investment Management/Advisor Services	0.4
Hotels/Motels	0.4
Diversified Manufacturing Operations	0.4
Retail-Auto Parts	0.3
U.S. Government Treasuries	0.3
Coatings/Paint	0.3
Electric Products-Misc.	0.3
Electronic Connectors	0.3
Building-Residential/Commercial	0.3
Machinery-Construction & Mining	0.3
Auto-Heavy Duty Trucks	0.2
Retail-Apparel/Shoe	0.2
Distribution/Wholesale	0.2
Transport-Services	0.2
Finance-Investment Banker/Broker	0.2
Non-Hazardous Waste Disposal	0.2

Building Products-Cement	0.2%
Casino Hotels	0.2
Consulting Services	0.2
Entertainment Software	0.2
Wireless Equipment	0.2
Machinery-Farming	0.2
Insurance-Property/Casualty	0.2
Commercial Services	0.2
Chemicals-Specialty	0.2
Dental Supplies & Equipment	0.2
Decision Support Software	0.1
Consumer Products-Misc.	0.1
Diagnostic Kits	0.1
Respiratory Products	0.1
Food-Misc./Diversified	0.1
Real Estate Management/Services	0.1
Electric-Distribution	0.1
Oil Refining & Marketing	0.1
Office Automation & Equipment	0.1
Medical Labs & Testing Services	0.1
Finance-Consumer Loans	0.1
Food-Wholesale/Distribution	0.1
E-Services/Consulting	0.1
Computer Software	0.1
Machinery-Pumps	0.1
Transport-Truck	0.1
Disposable Medical Products	0.1
Banks-Commercial	0.1
Containers-Metal/Glass	0.1
Computer Data Security	0.1
Retail-Automobile	0.1
Food-Confectionery	0.1
Instruments-Scientific	0.1
Retail-Jewelry	0.1
Apparel Manufacturers	0.1
Medical Information Systems	0.1
Electronic Components-Misc.	0.1
Computers-Memory Devices	0.1
Building Products-Wood	0.1
Industrial Automated/Robotic	0.1
Beverages-Wine/Spirits	0.1
Water	0.1
Networking Products	0.1
Electronic Security Devices	0.1
Food-Meat Products	0.1
Web Hosting/Design	0.1
Medical-HMO	0.1
Rental Auto/Equipment	0.1
Soap & Cleaning Preparation	0.1
Telecom Equipment-Fiber Optics	0.1
Building & Construction Products-Misc.	0.1
Independent Power Producers	0.1
Metal-Copper	0.1
Retail-Perfume & Cosmetics	0.1

96.5%

*	Calculated as a percentage of net assets

268

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 87.3%
Aerospace/Defense — 1.9%
Boeing Co.	3,945	$1,255,575
Lockheed Martin Corp.	4,162	1,781,835
Northrop Grumman Corp.	2,628	984,370
Raytheon Co.	2,802	619,074
TransDigm Group, Inc.	835	537,139

		5,177,993

Aerospace/Defense-Equipment — 0.7%
Arconic, Inc.	3,248	97,278
L3Harris Technologies, Inc.	3,707	820,470
United Technologies Corp.	7,211	1,083,092

		2,000,840

Apparel Manufacturers — 0.1%
VF Corp.	2,911	241,526

Applications Software — 9.6%
Intuit, Inc.	4,365	1,223,859
Microsoft Corp.	127,928	21,777,183
salesforce.com, Inc.†	14,874	2,711,679
ServiceNow, Inc.†	3,163	1,069,822

		26,782,543

Athletic Footwear — 0.5%
NIKE, Inc., Class B	14,000	1,348,200

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	1,619	258,991
PACCAR, Inc.	5,800	430,418

		689,409

Banks-Commercial — 0.1%
First Republic Bank	1,385	153,569
SVB Financial Group†	553	132,902

		286,471

Beverages-Non-alcoholic — 1.2%
Coca-Cola Co.	25,865	1,510,516
Monster Beverage Corp.†	4,289	285,647
PepsiCo, Inc.	11,224	1,594,033

		3,390,196

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	3,055	206,640

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	2,333	160,300

Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	1,048	276,462
Vulcan Materials Co.	2,219	314,277

		590,739

Building Products-Wood — 0.1%
Masco Corp.	4,764	226,385

Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,110	42,124

Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	5,623	332,882
NVR, Inc.†	58	221,384
PulteGroup, Inc.	4,272	190,745

		745,011

Cable/Satellite TV — 1.2%
Charter Communications, Inc., Class A†	2,629	1,360,402

Security Description	Shares	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp., Class A	42,632	$1,841,276

		3,201,678

Casino Hotels — 0.2%
Las Vegas Sands Corp.	3,230	210,952
MGM Resorts International	5,268	163,624
Wynn Resorts, Ltd.	1,620	204,379

		578,955

Chemicals-Diversified — 0.4%
Celanese Corp.	2,027	209,795
Dow, Inc.	12,434	572,834
FMC Corp.	2,174	207,813
PPG Industries, Inc.	2,022	242,316

		1,232,758

Chemicals-Specialty — 0.2%
Ecolab, Inc.	2,145	420,656

Coatings/Paint — 0.3%
Sherwin-Williams Co.	1,378	767,532

Commercial Services — 0.2%
Cintas Corp.	1,406	392,232
Quanta Services, Inc.	1,074	42,047

		434,279

Commercial Services-Finance — 2.4%
Automatic Data Processing, Inc.	4,499	771,084
Equifax, Inc.	1,218	182,578
FleetCor Technologies, Inc.†	1,455	458,660
Global Payments, Inc.	2,470	482,761
IHS Markit, Ltd.	4,909	387,124
MarketAxess Holdings, Inc.	636	225,258
Moody’s Corp.	2,723	699,239
PayPal Holdings, Inc.†	19,690	2,242,494
S&P Global, Inc.	4,098	1,203,706

		6,652,904

Computer Aided Design — 0.7%
ANSYS, Inc.†	1,435	393,663
Autodesk, Inc.†	3,690	726,376
Cadence Design Systems, Inc.†	4,705	339,278
Synopsys, Inc.†	2,521	371,873

		1,831,190

Computer Data Security — 0.1%
Fortinet, Inc.†	2,381	274,672

Computer Services — 0.5%
Accenture PLC, Class A	6,709	1,376,754
Leidos Holdings, Inc.	1,116	112,124

		1,488,878

Computer Software — 0.1%
Akamai Technologies, Inc.†	1,951	182,126
Citrix Systems, Inc.	1,067	129,342

		311,468

Computers — 7.8%
Apple, Inc.	70,039	21,677,771

Computers-Memory Devices — 0.1%
NetApp, Inc.	1,760	93,984
Seagate Technology PLC	2,326	132,559

		226,543

269

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consulting Services — 0.2%
Gartner, Inc.†	1,500	$241,170
Verisk Analytics, Inc.	1,896	308,043

		549,213

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	2,817	403,507

Containers-Metal/Glass — 0.1%
Ball Corp.	3,895	281,141

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	6,467	477,135
Coty, Inc., Class A	2,330	23,906
Estee Lauder Cos., Inc., Class A	3,732	728,337
Procter & Gamble Co.	24,255	3,022,658

		4,252,036

Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	1,346	160,376
Fiserv, Inc.†	9,577	1,135,928
Jack Henry & Associates, Inc.	671	100,341
Paychex, Inc.	3,579	306,971

		1,703,616

Decision Support Software — 0.1%
MSCI, Inc.	1,420	405,836

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	1,203	309,291
DENTSPLY SIRONA, Inc.	1,977	110,712

		420,003

Diagnostic Equipment — 1.2%
Danaher Corp.	6,861	1,103,729
Thermo Fisher Scientific, Inc.	6,724	2,105,890

		3,209,619

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	1,439	389,983

Disposable Medical Products — 0.1%
Teleflex, Inc.	776	288,292

Distribution/Wholesale — 0.2%
Copart, Inc.†	3,430	348,008
Fastenal Co.	6,732	234,812
LKQ Corp.†	2,672	87,334

		670,154

Diversified Banking Institutions — 1.2%
JPMorgan Chase & Co.	25,246	3,341,561

Diversified Manufacturing Operations — 0.4%
Illinois Tool Works, Inc.	2,992	523,540
Ingersoll-Rand PLC	2,491	331,876
Parker-Hannifin Corp.	1,185	231,893

		1,087,309

E-Commerce/Products — 5.2%
Amazon.com, Inc.†	6,984	14,028,901
eBay, Inc.	12,824	430,373

		14,459,274

E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	702	1,285,046

Security Description	Shares	Value (Note 2)
E-Services/Consulting — 0.1%
CDW Corp.	2,409	$314,254

Electric Products-Misc. — 0.3%
AMETEK, Inc.	3,833	372,376
Emerson Electric Co.	5,516	395,111

		767,487

Electric-Distribution — 0.1%
Sempra Energy	2,127	341,681

Electric-Integrated — 0.4%
NextEra Energy, Inc.	4,344	1,165,061

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	2,423	234,910

Electronic Components-Semiconductors — 4.0%
Advanced Micro Devices, Inc.†	18,675	877,725
Broadcom, Inc.	6,652	2,029,924
Intel Corp.	41,579	2,658,146
IPG Photonics Corp.†	298	38,046
Microchip Technology, Inc.	4,007	390,602
Micron Technology, Inc.†	18,564	985,563
NVIDIA Corp.	10,263	2,426,481
Qorvo, Inc.†	1,948	206,215
Skyworks Solutions, Inc.	1,657	187,490
Texas Instruments, Inc.	9,719	1,172,597
Xilinx, Inc.	2,614	220,831

		11,193,620

Electronic Connectors — 0.3%
Amphenol Corp., Class A	4,972	494,565
TE Connectivity, Ltd.	2,804	258,473

		753,038

Electronic Forms — 1.0%
Adobe, Inc.†	8,118	2,850,554

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	2,958	244,212
FLIR Systems, Inc.	1,080	55,663
Keysight Technologies, Inc.†	3,146	292,547
Roper Technologies, Inc.	1,745	665,997

		1,258,419

Electronic Security Devices — 0.1%
Allegion PLC	1,558	201,481

Enterprise Software/Service — 0.5%
Oracle Corp.	21,798	1,143,305
Paycom Software, Inc.†	823	261,846

		1,405,151

Entertainment Software — 0.2%
Electronic Arts, Inc.†	2,595	280,052
Take-Two Interactive Software, Inc.†	1,898	236,567

		516,619

Finance-Consumer Loans — 0.1%
Synchrony Financial	9,969	323,095

Finance-Credit Card — 4.2%
American Express Co.	6,751	876,752
Discover Financial Services	3,259	244,849
Mastercard, Inc., Class A	14,886	4,703,083
Visa, Inc., Class A	28,706	5,711,633
Western Union Co.	7,031	189,134

		11,725,451

270

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	13,995	$637,472

Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	1,859	229,066
CME Group, Inc.	3,065	665,442
Intercontinental Exchange, Inc.	5,136	512,265
Nasdaq, Inc.	904	105,280

		1,512,053

Food-Confectionery — 0.1%
Hershey Co.	1,666	258,513

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	2,376	196,329

Food-Misc./Diversified — 0.1%
Campbell Soup Co.	1,246	60,294
Lamb Weston Holdings, Inc.	1,347	122,995
McCormick & Co., Inc.	1,057	172,682

		355,971

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	3,850	316,239

Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,457	69,339

Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.	4,732	510,110
Marriott International, Inc., Class A	4,550	637,273

		1,147,383

Independent Power Producers — 0.1%
NRG Energy, Inc.	4,219	155,639

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,104	211,593

Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	3,696	882,272
Linde PLC	6,396	1,299,220

		2,181,492

Instruments-Controls — 0.4%
Honeywell International, Inc.	5,512	954,789
Mettler-Toledo International, Inc.†	257	194,595

		1,149,384

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,062	98,214
Waters Corp.†	670	149,939

		248,153

Insurance Brokers — 0.5%
Aon PLC	2,474	544,899
Arthur J. Gallagher & Co.	1,595	163,599
Marsh & McLennan Cos., Inc.	5,162	577,421
Willis Towers Watson PLC	1,035	218,685

		1,504,604

Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	1,172	123,001

Insurance-Property/Casualty — 0.2%
Progressive Corp.	5,980	482,526

Security Description	Shares	Value (Note 2)
Internet Content-Entertainment — 3.8%
Facebook, Inc., Class A†	40,354	$8,147,876
Netflix, Inc.†	7,349	2,536,067

		10,683,943

Internet Security — 0.0%
NortonLifeLock, Inc.	5,961	97,880

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	1,381	228,431
BlackRock, Inc.	1,009	532,096
T. Rowe Price Group, Inc.	2,900	387,237

		1,147,764

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	5,468	718,222

Machinery-Farming — 0.2%
Deere & Co.	3,115	493,977

Machinery-General Industrial — 0.0%
IDEX Corp.	727	119,119

Machinery-Pumps — 0.1%
Dover Corp.	1,437	163,603
Xylem, Inc.	1,782	145,518

		309,121

Medical Information Systems — 0.1%
Cerner Corp.	3,318	238,332

Medical Instruments — 0.9%
Boston Scientific Corp.†	13,790	577,387
Edwards Lifesciences Corp.†	3,498	769,070
Intuitive Surgical, Inc.†	1,938	1,084,854

		2,431,311

Medical Labs & Testing Services — 0.1%
IQVIA Holdings, Inc.†	2,088	324,162

Medical Products — 1.2%
Abbott Laboratories	17,190	1,497,936
ABIOMED, Inc.†	432	80,477
Baxter International, Inc.	3,853	343,765
Cooper Cos., Inc.	474	164,426
Hologic, Inc.†	2,428	129,946
STERIS PLC	768	115,730
Stryker Corp.	3,564	750,935
Varian Medical Systems, Inc.†	838	117,798

		3,201,013

Medical-Biomedical/Gene — 1.2%
Alexion Pharmaceuticals, Inc.†	2,152	213,887
Amgen, Inc.	5,879	1,270,158
Illumina, Inc.†	1,479	429,013
Incyte Corp.†	2,998	219,064
Regeneron Pharmaceuticals, Inc.†	897	303,132
Vertex Pharmaceuticals, Inc.†	4,312	979,040

		3,414,294

Medical-Drugs — 3.4%
AbbVie, Inc.	13,143	1,064,846
Bristol-Myers Squibb Co.	21,620	1,360,979
Eli Lilly & Co.	7,793	1,088,215
Johnson & Johnson	18,536	2,759,454
Merck & Co., Inc.	23,482	2,006,302
Zoetis, Inc.	7,987	1,071,935

		9,351,731

271

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO — 0.1%
Centene Corp.†	2,849	$178,946

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	13,382	148,540

Multimedia — 0.9%
Walt Disney Co.	18,437	2,550,021

Networking Products — 0.1%
Arista Networks, Inc.†	910	203,239

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	1,625	154,456
Waste Management, Inc.	3,796	461,973

		616,429

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	3,118	110,907
Zebra Technologies Corp., Class A†	904	216,074

		326,981

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	994	130,453

Oil Companies-Exploration & Production — 0.8%
Apache Corp.	3,910	107,290
Cabot Oil & Gas Corp.	4,310	60,728
Cimarex Energy Co.	922	40,467
ConocoPhillips	18,400	1,093,512
EOG Resources, Inc.	4,878	355,655
Hess Corp.	4,343	245,683
Pioneer Natural Resources Co.	1,722	232,470

		2,135,805

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	2,006	41,344

Oil Refining & Marketing — 0.1%
Phillips 66	3,726	340,445

Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities, Inc.	1,110	181,152
American Tower Corp.	7,428	1,721,365
Boston Properties, Inc.	1,061	152,094
Crown Castle International Corp.	4,044	605,953
Duke Realty Corp.	3,637	132,060
Equinix, Inc.	1,430	843,314
Essex Property Trust, Inc.	554	171,607
Extra Space Storage, Inc.	1,260	139,457
Federal Realty Investment Trust	495	61,885
Healthpeak Properties, Inc.	3,901	140,397
Mid-America Apartment Communities, Inc.	861	118,138
Prologis, Inc.	6,038	560,809
Public Storage	1,108	247,926
Realty Income Corp.	2,459	192,810
SBA Communications Corp.	1,888	471,169
Simon Property Group, Inc.	2,058	274,023
UDR, Inc.	2,310	110,672

		6,124,831

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	5,613	342,674

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,260	170,969

Security Description	Shares	Value (Note 2)
Respiratory Products — 0.1%
ResMed, Inc.	2,411	$383,277

Retail-Apparel/Shoe — 0.2%
Ross Stores, Inc.	6,066	680,545

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	400	423,184
O’Reilly Automotive, Inc.†	1,269	515,341

		938,525

Retail-Automobile — 0.1%
CarMax, Inc.†	2,757	267,539

Retail-Building Products — 1.4%
Home Depot, Inc.	12,988	2,962,563
Lowe’s Cos., Inc.	8,483	986,064

		3,948,627

Retail-Discount — 0.9%
Costco Wholesale Corp.	4,371	1,335,428
Dollar General Corp.	4,269	654,907
Target Corp.	5,438	602,204

		2,592,539

Retail-Gardening Products — 0.0%
Tractor Supply Co.	973	90,440

Retail-Jewelry — 0.1%
Tiffany & Co.	1,810	242,576

Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	20,335	1,200,578

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	527	141,189

Retail-Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†	429	371,840
Darden Restaurants, Inc.	946	110,143
McDonald’s Corp.	5,557	1,189,031
Starbucks Corp.	19,804	1,679,973
Yum! Brands, Inc.	5,072	536,466

		3,887,453

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	6,176	677,816
Maxim Integrated Products, Inc.	1,997	120,059
QUALCOMM, Inc.	19,148	1,633,516

		2,431,391

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	15,491	898,323
KLA Corp.	2,646	438,548
Lam Research Corp.	2,433	725,545

		2,062,416

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	405	105,705

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,222	164,917

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	6,062	161,795

Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,583	107,897

Tobacco — 0.6%
Altria Group, Inc.	12,217	580,674

272

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	11,480	$949,396

		1,530,070

Transport-Rail — 0.9%
CSX Corp.	6,520	497,737
Kansas City Southern	1,662	280,363
Norfolk Southern Corp.	2,361	491,584
Union Pacific Corp.	7,217	1,294,874

		2,564,558

Transport-Services — 0.2%
Expeditors International of Washington, Inc.	1,485	108,464
United Parcel Service, Inc., Class B	5,288	547,414

		655,878

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	844	91,093
Old Dominion Freight Line, Inc.	1,071	210,162

		301,255

Water — 0.1%
American Water Works Co., Inc.	1,516	206,479

Web Hosting/Design — 0.1%
VeriSign, Inc.†	918	191,073

Web Portals/ISP — 5.2%
Alphabet, Inc., Class A†	5,024	7,198,286
Alphabet, Inc., Class C†	5,012	7,188,361

		14,386,647

Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	2,873	$508,521

Total Common Stocks (cost $193,227,100)		242,928,199

EXCHANGE-TRADED FUNDS — 8.9%
iShares S&P 500 Growth ETF	60,114	11,903,774
SPDR Portfolio S&P 500 Growth ETF	298,720	12,812,101

Total Exchange-Traded Funds (cost $23,258,749)		24,715,875

Total Long-Term Investment Securities (cost $216,485,849)		267,644,074

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 1.54% due 03/19/2020(1)	$100,000	99,599
1.55% due 05/07/2020(1)	800,000	798,463

Total Short-Term Investment Securities (cost $898,062)		898,062

TOTAL INVESTMENTS (cost $217,383,911)(2)	96.5%	268,542,136
Other assets less liabilities	3.5	9,883,318

NET ASSETS	100.0%	$278,425,454

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

68	Long	S&P 500 E-Mini Index	March 2020	$10,965,415	$10,961,600	$(3,815)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$242,928,199	$—	$—	$242,928,199
Exchange-Traded Funds	24,715,875	—	—	24,715,875
Short-Term Investment Securities	—	898,062	—	898,062

Total Investments at Value	$267,644,074	$898,062	$—	$268,542,136

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,815	$—	$—	$3,815

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

273

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Applications Software	5.5%
Computers	4.6
Medical-Drugs	4.6
Exchange-Traded Funds	4.3
Repurchase Agreements	3.5
Diversified Banking Institutions	3.4
E-Commerce/Products	3.0
Web Portals/ISP	3.0
Electronic Components-Semiconductors	2.9
Electric-Integrated	2.9
Finance-Credit Card	2.7
Real Estate Investment Trusts	2.7
Internet Content-Entertainment	2.3
Insurance-Property/Casualty	1.9
Telephone-Integrated	1.8
Commercial Services-Finance	1.6
Aerospace/Defense	1.6
Oil Companies-Integrated	1.6
Beverages-Non-alcoholic	1.5
Cosmetics & Toiletries	1.4
Medical-Biomedical/Gene	1.4
Retail-Discount	1.4
Medical-HMO	1.4
Banks-Super Regional	1.3
Medical Products	1.3
Diversified Manufacturing Operations	1.3
Retail-Building Products	1.2
Retail-Restaurants	1.1
Medical Instruments	1.1
Computer Services	1.1
Cable/Satellite TV	1.0
Transport-Rail	0.9
Oil Companies-Exploration & Production	0.9
Multimedia	0.9
Insurance-Multi-line	0.8
Diagnostic Equipment	0.8
Tobacco	0.8
Data Processing/Management	0.7
Networking Products	0.7
Aerospace/Defense-Equipment	0.6
Electronic Forms	0.6
Industrial Gases	0.6
Banks-Commercial	0.6
Finance-Other Services	0.6
Pharmacy Services	0.6
Chemicals-Diversified	0.5
Insurance Brokers	0.5
Semiconductor Components-Integrated Circuits	0.5
Instruments-Controls	0.5
Investment Management/Advisor Services	0.5
Transport-Services	0.4
Enterprise Software/Service	0.4
Food-Misc./Diversified	0.4
Semiconductor Equipment	0.4
Athletic Footwear	0.4
Food-Confectionery	0.4
Oil Refining & Marketing	0.4
Insurance-Life/Health	0.4
Electronic Measurement Instruments	0.4
Computer Aided Design	0.4
Pipelines	0.3

Airlines	0.3%
E-Commerce/Services	0.3
Entertainment Software	0.3
Oil-Field Services	0.3
Banks-Fiduciary	0.3
Retail-Auto Parts	0.3
Auto-Cars/Light Trucks	0.3
Retail-Major Department Stores	0.3
Drug Delivery Systems	0.3
Machinery-Construction & Mining	0.3
U.S. Government Treasuries	0.2
Chemicals-Specialty	0.2
Consumer Products-Misc.	0.2
Hotels/Motels	0.2
Non-Hazardous Waste Disposal	0.2
Electric Products-Misc.	0.2
Distribution/Wholesale	0.2
Apparel Manufacturers	0.2
Building-Residential/Commercial	0.2
Finance-Investment Banker/Broker	0.2
Electronic Connectors	0.2
Medical Labs & Testing Services	0.2
Electric-Distribution	0.2
Medical-Wholesale Drug Distribution	0.2
Casino Hotels	0.2
Auto-Heavy Duty Trucks	0.2
Machinery-Farming	0.2
Retail-Apparel/Shoe	0.2
Cruise Lines	0.2
Medical-Hospitals	0.2
Coatings/Paint	0.2
Computers-Memory Devices	0.2
Brewery	0.1
Food-Wholesale/Distribution	0.1
Containers-Paper/Plastic	0.1
Consulting Services	0.1
Retail-Drug Store	0.1
Food-Meat Products	0.1
Machinery-Pumps	0.1
Gold Mining	0.1
Commercial Services	0.1
Building Products-Cement	0.1
Broadcast Services/Program	0.1
Tools-Hand Held	0.1
Dental Supplies & Equipment	0.1
Building Products-Air & Heating	0.1
Wireless Equipment	0.1
Computer Software	0.1
Auto/Truck Parts & Equipment-Original	0.1
Machinery-General Industrial	0.1
Advertising Agencies	0.1
Cellular Telecom	0.1
Agricultural Operations	0.1
Gas-Distribution	0.1
Instruments-Scientific	0.1
Water	0.1
Decision Support Software	0.1
Containers-Metal/Glass	0.1
Diagnostic Kits	0.1
Respiratory Products	0.1
Medical Information Systems	0.1

274

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Industrial Automated/Robotic	0.1%
Transport-Truck	0.1
Agricultural Biotech	0.1
Food-Retail	0.1
Web Hosting/Design	0.1
Telecom Equipment-Fiber Optics	0.1
Real Estate Management/Services	0.1
Office Automation & Equipment	0.1
Retail-Consumer Electronics	0.1
Finance-Consumer Loans	0.1
Medical-Generic Drugs	0.1
E-Services/Consulting	0.1
Television	0.1
Soap & Cleaning Preparation	0.1
Disposable Medical Products	0.1
Computer Data Security	0.1
Metal-Copper	0.1
Paper & Related Products	0.1
Retail-Automobile	0.1
Agricultural Chemicals	0.1
Retail-Perfume & Cosmetics	0.1
Retail-Jewelry	0.1
Steel-Producers	0.1
Electronic Components-Misc.	0.1

100.0%

*	Calculated as a percentage of net assets

275

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 92.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	33,820	$767,714
Omnicom Group, Inc.	18,992	1,430,288

		2,198,002

Aerospace/Defense — 1.6%
Boeing Co.	46,635	14,842,521
General Dynamics Corp.	20,440	3,585,994
Lockheed Martin Corp.	21,651	9,269,226
Northrop Grumman Corp.	13,671	5,120,746
Raytheon Co.	24,291	5,366,854
TransDigm Group, Inc.	4,344	2,794,408

		40,979,749

Aerospace/Defense-Equipment — 0.6%
Arconic, Inc.	33,788	1,011,951
L3Harris Technologies, Inc.	19,283	4,267,906
United Technologies Corp.	70,767	10,629,203

		15,909,060

Agricultural Biotech — 0.1%
Corteva, Inc.	65,280	1,887,898

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	18,966	763,951
Mosaic Co.	30,498	605,080

		1,369,031

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	48,557	2,173,411

Airlines — 0.3%
Alaska Air Group, Inc.	10,744	693,955
American Airlines Group, Inc.	34,007	912,748
Delta Air Lines, Inc.	50,207	2,798,538
Southwest Airlines Co.	41,314	2,271,444
United Airlines Holdings, Inc.†	18,982	1,419,853

		8,096,538

Apparel Manufacturers — 0.2%
Capri Holdings, Ltd.†	13,226	396,251
Hanesbrands, Inc.	31,549	434,114
PVH Corp.	6,467	563,729
Ralph Lauren Corp.	4,338	492,363
Tapestry, Inc.	24,069	620,258
Under Armour, Inc., Class A†	16,416	331,275
Under Armour, Inc., Class C†	16,972	304,817
VF Corp.	28,565	2,370,038

		5,512,845

Appliances — 0.0%
Whirlpool Corp.	5,513	805,835

Applications Software — 5.5%
Intuit, Inc.	22,705	6,366,028
Microsoft Corp.	665,428	113,275,808
salesforce.com, Inc.†	77,369	14,105,142
ServiceNow, Inc.†	16,451	5,564,222

		139,311,200

Athletic Footwear — 0.4%
NIKE, Inc., Class B	108,686	10,466,462

Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.	339,661	2,995,810
General Motors Co.	109,671	3,661,915

		6,657,725

Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	13,363	$2,137,679
PACCAR, Inc.	30,169	2,238,842

		4,376,521

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	22,268	1,888,104
BorgWarner, Inc.	18,011	617,597

		2,505,701

Banks-Commercial — 0.6%
Citizens Financial Group, Inc.	37,919	1,413,620
First Republic Bank	14,699	1,629,825
M&T Bank Corp.	11,510	1,939,665
Regions Financial Corp.	84,141	1,310,076
SVB Financial Group†	4,498	1,081,004
Truist Financial Corp.	116,975	6,032,401
Zions Bancorp NA	14,869	676,391

		14,082,982

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp.	73,200	3,277,896
Northern Trust Corp.	18,482	1,807,724
State Street Corp.	31,717	2,398,757

		7,484,377

Banks-Super Regional — 1.3%
Comerica, Inc.	12,574	769,026
Fifth Third Bancorp	61,901	1,761,083
Huntington Bancshares, Inc.	90,083	1,222,426
KeyCorp	85,914	1,607,451
PNC Financial Services Group, Inc.	38,220	5,677,581
US Bancorp	123,973	6,597,843
Wells Fargo & Co.	335,707	15,758,087

		33,393,497

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	336,346	19,642,606
Monster Beverage Corp.†	33,299	2,217,713
PepsiCo, Inc.	121,631	17,274,035

		39,134,354

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	15,892	1,074,935

Brewery — 0.1%
Constellation Brands, Inc., Class A	14,610	2,751,063
Molson Coors Beverage Co., Class B	16,386	910,734

		3,661,797

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	13,794	403,612
Discovery, Inc., Class C†	29,257	812,467
Fox Corp., Class A	30,922	1,146,588
Fox Corp., Class B	14,162	514,506

		2,877,173

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,138	834,002

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	67,288	2,654,512

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,452	1,438,238
Vulcan Materials Co.	11,545	1,635,118

		3,073,356

276

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Wood — 0.0%
Masco Corp.	24,781	$1,177,593

Building-Maintenance & Services — 0.0%
Rollins, Inc.	12,281	466,064

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	29,249	1,731,541
Lennar Corp., Class A	24,413	1,620,046
NVR, Inc.†	303	1,156,542
PulteGroup, Inc.	22,220	992,123

		5,500,252

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	13,676	7,076,783
Comcast Corp., Class A	395,988	17,102,722
DISH Network Corp., Class A†	22,241	817,579

		24,997,084

Casino Hotels — 0.2%
Las Vegas Sands Corp.	29,477	1,925,143
MGM Resorts International	44,920	1,395,215
Wynn Resorts, Ltd.	8,428	1,063,277

		4,383,635

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	27,612	2,186,594

Chemicals-Diversified — 0.5%
Celanese Corp.	10,543	1,091,201
Dow, Inc.	64,677	2,979,669
DuPont de Nemours, Inc.	64,617	3,307,098
Eastman Chemical Co.	11,861	845,333
FMC Corp.	11,306	1,080,741
LyondellBasell Industries NV, Class A	22,393	1,743,519
PPG Industries, Inc.	20,626	2,471,820

		13,519,381

Chemicals-Specialty — 0.2%
Albemarle Corp.	9,249	742,510
Ecolab, Inc.	21,874	4,289,710
International Flavors & Fragrances, Inc.	9,314	1,221,158

		6,253,378

Coatings/Paint — 0.2%
Sherwin-Williams Co.	7,166	3,991,390

Commercial Services — 0.1%
Cintas Corp.	7,313	2,040,108
Nielsen Holdings PLC	31,036	633,134
Quanta Services, Inc.	12,412	485,930

		3,159,172

Commercial Services-Finance — 1.6%
Automatic Data Processing, Inc.	37,742	6,468,601
Equifax, Inc.	10,562	1,583,244
FleetCor Technologies, Inc.†	7,570	2,386,291
Global Payments, Inc.	26,216	5,123,917
H&R Block, Inc.	17,030	395,096
IHS Markit, Ltd.	34,976	2,758,207
MarketAxess Holdings, Inc.	3,308	1,171,628
Moody’s Corp.	14,163	3,636,917
PayPal Holdings, Inc.†	102,420	11,664,614

Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
S&P Global, Inc.	21,318	$6,261,736

		41,450,251

Computer Aided Design — 0.4%
ANSYS, Inc.†	7,465	2,047,873
Autodesk, Inc.†	19,193	3,778,142
Cadence Design Systems, Inc.†	24,475	1,764,892
Synopsys, Inc.†	13,113	1,934,299

		9,525,206

Computer Data Security — 0.1%
Fortinet, Inc.†	12,382	1,428,388

Computer Services — 1.1%
Accenture PLC, Class A	55,394	11,367,403
Cognizant Technology Solutions Corp., Class A	47,762	2,931,632
DXC Technology Co.	22,330	711,880
International Business Machines Corp.	77,250	11,103,142
Leidos Holdings, Inc.	11,607	1,166,155

		27,280,212

Computer Software — 0.1%
Akamai Technologies, Inc.†	14,096	1,315,862
Citrix Systems, Inc.	10,677	1,294,266

		2,610,128

Computers — 4.6%
Apple, Inc.	364,313	112,758,517
Hewlett Packard Enterprise Co.	112,870	1,572,279
HP, Inc.	129,261	2,755,844

		117,086,640

Computers-Memory Devices — 0.2%
NetApp, Inc.	19,907	1,063,034
Seagate Technology PLC	20,165	1,149,203
Western Digital Corp.	25,941	1,699,136

		3,911,373

Consulting Services — 0.1%
Gartner, Inc.†	7,803	1,254,567
Verisk Analytics, Inc.	14,294	2,322,346

		3,576,913

Consumer Products-Misc. — 0.2%
Clorox Co.	10,947	1,722,073
Kimberly-Clark Corp.	29,901	4,283,019

		6,005,092

Containers-Metal/Glass — 0.1%
Ball Corp.	28,534	2,059,584

Containers-Paper/Plastic — 0.1%
Amcor PLC	141,318	1,496,557
Packaging Corp. of America	8,257	790,608
Sealed Air Corp.	13,478	478,469
WestRock Co.	22,495	877,305

		3,642,939

Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	74,756	5,515,498
Coty, Inc., Class A	25,782	264,523
Estee Lauder Cos., Inc., Class A	19,412	3,788,446
Procter & Gamble Co.	217,524	27,107,841

		36,676,308

277

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cruise Lines — 0.2%
Carnival Corp.	34,939	$1,520,895
Norwegian Cruise Line Holdings, Ltd.†	18,558	999,348
Royal Caribbean Cruises, Ltd.	14,994	1,755,497

		4,275,740

Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	10,000	1,191,500
Fidelity National Information Services, Inc.	53,609	7,701,469
Fiserv, Inc.†	49,816	5,908,676
Jack Henry & Associates, Inc.	6,711	1,003,563
Paychex, Inc.	27,787	2,383,291

		18,188,499

Decision Support Software — 0.1%
MSCI, Inc.	7,389	2,111,776

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	6,256	1,608,418
DENTSPLY SIRONA, Inc.	19,400	1,086,400

		2,694,818

Diagnostic Equipment — 0.8%
Danaher Corp.	55,761	8,970,272
Thermo Fisher Scientific, Inc.	34,977	10,954,447

		19,924,719

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	7,482	2,027,697

Dialysis Centers — 0.0%
DaVita, Inc.†	7,822	624,743

Disposable Medical Products — 0.1%
Teleflex, Inc.	4,038	1,500,157

Distribution/Wholesale — 0.2%
Copart, Inc.†	17,843	1,810,351
Fastenal Co.	50,026	1,744,907
LKQ Corp.†	26,731	873,702
WW Grainger, Inc.	3,806	1,151,962

		5,580,922

Diversified Banking Institutions — 3.4%
Bank of America Corp.	706,144	23,182,707
Citigroup, Inc.	190,431	14,169,971
Goldman Sachs Group, Inc.	27,797	6,608,737
JPMorgan Chase & Co.	273,582	36,211,313
Morgan Stanley	107,299	5,607,446

		85,780,174

Diversified Manufacturing Operations — 1.3%
3M Co.	50,159	7,958,227
A.O. Smith Corp.	11,955	510,359
Eaton Corp. PLC	36,059	3,406,494
General Electric Co.	761,790	9,484,285
Illinois Tool Works, Inc.	25,512	4,464,090
Ingersoll-Rand PLC	20,899	2,784,374
Parker-Hannifin Corp.	11,205	2,192,706
Textron, Inc.	19,910	914,466

		31,715,001

Drug Delivery Systems — 0.3%
Becton Dickinson and Co.	23,591	6,491,771

Security Description	Shares	Value (Note 2)
E-Commerce/Products — 3.0%
Amazon.com, Inc.†	36,327	$72,970,771
eBay, Inc.	66,703	2,238,553

		75,209,324

E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	3,651	6,683,338
Cars.com, Inc.†	1	12
Expedia Group, Inc.	12,189	1,321,897

		8,005,247

E-Services/Consulting — 0.1%
CDW Corp.	12,533	1,634,930

Electric Products-Misc. — 0.2%
AMETEK, Inc.	19,939	1,937,074
Emerson Electric Co.	53,134	3,805,988

		5,743,062

Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	43,808	1,160,036
Sempra Energy	24,589	3,949,977

		5,110,013

Electric-Integrated — 2.9%
AES Corp.	57,909	1,150,073
Alliant Energy Corp.	20,965	1,244,482
Ameren Corp.	21,460	1,760,793
American Electric Power Co., Inc.	43,085	4,490,319
CMS Energy Corp.	24,758	1,696,170
Consolidated Edison, Inc.	28,996	2,725,624
Dominion Energy, Inc.	71,795	6,156,421
DTE Energy Co.	16,756	2,222,013
Duke Energy Corp.	63,590	6,208,292
Edison International	31,279	2,394,407
Entergy Corp.	17,367	2,284,108
Evergy, Inc.	19,879	1,434,469
Eversource Energy	28,240	2,610,506
Exelon Corp.	84,793	4,035,299
FirstEnergy Corp.	47,129	2,393,682
NextEra Energy, Inc.	42,634	11,434,439
Pinnacle West Capital Corp.	9,805	957,850
PPL Corp.	63,067	2,282,395
Public Service Enterprise Group, Inc.	44,112	2,611,430
Southern Co.	91,477	6,439,981
WEC Energy Group, Inc.	27,514	2,748,373
Xcel Energy, Inc.	45,740	3,164,751

		72,445,877

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	12,602	1,221,764

Electronic Components-Semiconductors — 2.9%
Advanced Micro Devices, Inc.†	97,137	4,565,439
Broadcom, Inc.	34,600	10,558,536
Intel Corp.	379,432	24,257,088
IPG Photonics Corp.†	3,101	395,905
Microchip Technology, Inc.	20,845	2,031,971
Micron Technology, Inc.†	96,563	5,126,530
NVIDIA Corp.	53,382	12,621,106
Qorvo, Inc.†	10,133	1,072,679
Skyworks Solutions, Inc.	14,861	1,681,522
Texas Instruments, Inc.	81,536	9,837,318
Xilinx, Inc.	21,934	1,852,984

		74,001,078

278

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Connectors — 0.2%
Amphenol Corp., Class A	25,862	$2,572,493
TE Connectivity, Ltd.	29,175	2,689,352

		5,261,845

Electronic Forms — 0.6%
Adobe, Inc.†	42,224	14,826,535

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	26,994	2,228,625
FLIR Systems, Inc.	11,702	603,121
Fortive Corp.	25,776	1,931,396
Keysight Technologies, Inc.†	16,362	1,521,502
Roper Technologies, Inc.	9,077	3,464,328

		9,748,972

Electronic Security Devices — 0.0%
Allegion PLC	8,105	1,048,139

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	11,819	1,093,612

Enterprise Software/Service — 0.4%
Oracle Corp.	188,971	9,911,529
Paycom Software, Inc.†	4,279	1,361,407

		11,272,936

Entertainment Software — 0.3%
Activision Blizzard, Inc.	67,012	3,918,862
Electronic Arts, Inc.†	25,468	2,748,506
Take-Two Interactive Software, Inc.†	9,872	1,230,446

		7,897,814

Finance-Consumer Loans — 0.1%
Synchrony Financial	51,855	1,680,621

Finance-Credit Card — 2.7%
Alliance Data Systems Corp.	3,575	367,474
American Express Co.	58,527	7,600,902
Capital One Financial Corp.	40,623	4,054,175
Discover Financial Services	27,342	2,054,204
Mastercard, Inc., Class A	77,433	24,464,182
Visa, Inc., Class A	149,316	29,709,405
Western Union Co.	36,570	983,733

		69,234,075

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	99,723	4,542,382
E*TRADE Financial Corp.	19,706	839,870

		5,382,252

Finance-Other Services — 0.6%
Cboe Global Markets, Inc.	9,670	1,191,538
CME Group, Inc.	31,258	6,786,424
Intercontinental Exchange, Inc.	48,572	4,844,571
Nasdaq, Inc.	10,008	1,165,532

		13,988,065

Food-Confectionery — 0.4%
Hershey Co.	12,936	2,007,279
J.M. Smucker Co.	9,949	1,030,816
Mondelez International, Inc., Class A	125,590	7,206,354

		10,244,449

Food-Meat Products — 0.1%
Hormel Foods Corp.	24,254	1,146,244
Tyson Foods, Inc., Class A	25,748	2,127,557

		3,273,801

Security Description	Shares	Value (Note 2)
Food-Misc./Diversified — 0.4%
Campbell Soup Co.	14,735	$713,027
Conagra Brands, Inc.	42,449	1,397,421
General Mills, Inc.	52,719	2,752,986
Kellogg Co.	21,719	1,481,453
Kraft Heinz Co.	54,323	1,586,232
Lamb Weston Holdings, Inc.	12,740	1,163,289
McCormick & Co., Inc.	10,778	1,760,802

		10,855,210

Food-Retail — 0.1%
Kroger Co.	69,955	1,878,991

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	44,505	3,655,641

Gas-Distribution — 0.1%
Atmos Energy Corp.	10,410	1,218,282
NiSource, Inc.	32,583	955,008

		2,173,290

Gold Mining — 0.1%
Newmont Corp.	71,511	3,222,286

Home Decoration Products — 0.0%
Newell Brands, Inc.	33,238	649,138

Home Furnishings — 0.0%
Leggett & Platt, Inc.	11,479	546,286

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	24,612	2,653,174
Marriott International, Inc., Class A	23,669	3,315,080

		5,968,254

Human Resources — 0.0%
Robert Half International, Inc.	10,254	596,475

Independent Power Producers — 0.0%
NRG Energy, Inc.	21,945	809,551

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,079	1,931,741

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	19,228	4,589,916
Linde PLC	46,856	9,517,859

		14,107,775

Instruments-Controls — 0.5%
Honeywell International, Inc.	62,326	10,796,110
Mettler-Toledo International, Inc.†	2,124	1,608,250

		12,404,360

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	9,691	896,223
Waters Corp.†	5,620	1,257,700

		2,153,923

Insurance Brokers — 0.5%
Aon PLC	20,423	4,498,166
Arthur J. Gallagher & Co.	16,270	1,668,814
Marsh & McLennan Cos., Inc.	44,020	4,924,077
Willis Towers Watson PLC	11,215	2,369,617

		13,460,674

Insurance-Life/Health — 0.4%
Aflac, Inc.	64,025	3,301,769
Globe Life, Inc.	8,690	906,019
Lincoln National Corp.	17,300	942,504

279

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health (continued)
Principal Financial Group, Inc.	22,525	$1,192,699
Prudential Financial, Inc.	35,065	3,193,019
Unum Group	17,992	480,207

		10,016,217

Insurance-Multi-line — 0.8%
Allstate Corp.	28,257	3,349,585
American International Group, Inc.(1)	75,882	3,813,829
Chubb, Ltd.	39,531	6,008,317
Cincinnati Financial Corp.	13,253	1,390,902
Hartford Financial Services Group, Inc.	31,438	1,863,645
Loews Corp.	22,312	1,147,952
MetLife, Inc.	68,183	3,389,377

		20,963,607

Insurance-Property/Casualty — 1.9%
Assurant, Inc.	5,289	690,532
Berkshire Hathaway, Inc., Class B†	170,617	38,291,573
Progressive Corp.	50,995	4,114,787
Travelers Cos., Inc.	22,514	2,963,293
WR Berkley Corp.	12,657	930,669

		46,990,854

Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	3,557	983,759

Internet Content-Entertainment — 2.3%
Facebook, Inc., Class A†	209,906	42,382,121
Netflix, Inc.†	38,227	13,191,755
Twitter, Inc.†	67,718	2,199,481

		57,773,357

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,303	647,602

Internet Security — 0.0%
NortonLifeLock, Inc.	50,014	821,230

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	11,051	1,827,946
BlackRock, Inc.	10,287	5,424,849
Franklin Resources, Inc.	24,329	615,524
Invesco, Ltd.	32,465	561,644
Raymond James Financial, Inc.	10,769	984,610
T. Rowe Price Group, Inc.	20,383	2,721,742

		12,136,315

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	48,206	6,331,858

Machinery-Farming — 0.2%
Deere & Co.	27,465	4,355,400

Machinery-General Industrial — 0.1%
IDEX Corp.	6,634	1,086,981
Wabtec Corp.	15,884	1,173,192

		2,260,173

Machinery-Pumps — 0.1%
Dover Corp.	12,671	1,442,593
Flowserve Corp.	11,414	532,806
Xylem, Inc.	15,708	1,282,715

		3,258,114

Security Description	Shares	Value (Note 2)
Medical Information Systems — 0.1%
Cerner Corp.	27,397	$1,967,926

Medical Instruments — 1.1%
Boston Scientific Corp.†	121,577	5,090,429
Edwards Lifesciences Corp.†	18,193	3,999,913
Intuitive Surgical, Inc.†	10,081	5,643,142
Medtronic PLC	116,915	13,496,668

		28,230,152

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	15,740	2,443,635
Laboratory Corp. of America Holdings†	8,470	1,485,638
Quest Diagnostics, Inc.	11,749	1,300,262

		5,229,535

Medical Products — 1.3%
Abbott Laboratories	154,162	13,433,677
ABIOMED, Inc.†	3,939	733,796
Baxter International, Inc.	44,534	3,973,323
Cooper Cos., Inc.	4,324	1,499,952
Henry Schein, Inc.†	12,799	882,363
Hologic, Inc.†	23,389	1,251,779
STERIS PLC	7,395	1,114,353
Stryker Corp.	28,085	5,917,510
Varian Medical Systems, Inc.†	7,929	1,114,580
Zimmer Biomet Holdings, Inc.	17,941	2,653,474

		32,574,807

Medical-Biomedical/Gene — 1.4%
Alexion Pharmaceuticals, Inc.†	19,302	1,918,426
Amgen, Inc.	51,828	11,197,439
Biogen, Inc.†	15,739	4,231,430
Gilead Sciences, Inc.	110,353	6,974,310
Illumina, Inc.†	12,822	3,719,277
Incyte Corp.†	15,594	1,139,454
Regeneron Pharmaceuticals, Inc.†	6,968	2,354,766
Vertex Pharmaceuticals, Inc.†	22,430	5,092,731

		36,627,833

Medical-Drugs — 4.6%
AbbVie, Inc.	128,991	10,450,851
Allergan PLC	28,634	5,344,250
Bristol-Myers Squibb Co.	204,473	12,871,575
Eli Lilly & Co.	73,698	10,291,189
Johnson & Johnson	229,567	34,175,639
Merck & Co., Inc.	222,075	18,974,088
Pfizer, Inc.	482,718	17,976,418
Zoetis, Inc.	41,545	5,575,755

		115,659,765

Medical-Generic Drugs — 0.1%
Mylan NV†	45,020	964,328
Perrigo Co. PLC	11,872	677,179

		1,641,507

Medical-HMO — 1.4%
Anthem, Inc.	22,117	5,867,198
Centene Corp.†	50,922	3,198,411
Humana, Inc.	11,551	3,883,908
UnitedHealth Group, Inc.	82,639	22,514,995

		35,464,512

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	23,076	3,202,949

280

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Hospitals (continued)
Universal Health Services, Inc., Class B	7,006	$960,592

		4,163,541

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	13,112	1,121,863
Cardinal Health, Inc.	25,512	1,306,470
McKesson Corp.	15,717	2,241,401

		4,669,734

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	126,557	1,404,783

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	13,458	449,497

Multimedia — 0.9%
Walt Disney Co.	157,215	21,744,407

Networking Products — 0.7%
Arista Networks, Inc.†	4,731	1,056,622
Cisco Systems, Inc.	370,034	17,010,463

		18,067,085

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	18,373	1,746,353
Waste Management, Inc.	34,044	4,143,155

		5,889,508

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	16,217	576,839
Zebra Technologies Corp., Class A†	4,703	1,124,111

		1,700,950

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,284	955,952

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	9,459	383,562

Oil Companies-Exploration & Production — 0.9%
Apache Corp.	32,800	900,032
Cabot Oil & Gas Corp.	35,582	501,350
Cimarex Energy Co.	8,880	389,743
Concho Resources, Inc.	17,535	1,328,802
ConocoPhillips	95,710	5,688,045
Devon Energy Corp.	33,756	733,180
Diamondback Energy, Inc.	14,056	1,045,767
EOG Resources, Inc.	50,745	3,699,818
Hess Corp.	22,591	1,277,973
Marathon Oil Corp.	69,774	793,330
Noble Energy, Inc.	41,720	824,805
Occidental Petroleum Corp.	77,920	3,094,983
Pioneer Natural Resources Co.	14,449	1,950,615

		22,228,443

Oil Companies-Integrated — 1.6%
Chevron Corp.	164,933	17,670,922
Exxon Mobil Corp.	369,061	22,926,069

		40,596,991

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	33,654	693,609

Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	12,951	581,759
Marathon Petroleum Corp.	56,638	3,086,771

Security Description	Shares	Value (Note 2)
Oil Refining & Marketing (continued)
Phillips 66	38,759	$3,541,410
Valero Energy Corp.	35,819	3,019,900

		10,229,840

Oil-Field Services — 0.3%
Baker Hughes Co.	56,685	1,227,797
Halliburton Co.	76,567	1,669,926
Schlumberger, Ltd.	120,754	4,046,466
TechnipFMC PLC	36,656	605,191

		7,549,380

Paper & Related Products — 0.1%
International Paper Co.	34,203	1,392,746

Pharmacy Services — 0.6%
Cigna Corp.	32,572	6,266,201
CVS Health Corp.	113,477	7,696,010

		13,962,211

Pipelines — 0.3%
Kinder Morgan, Inc.	169,904	3,545,896
ONEOK, Inc.	36,032	2,697,716
Williams Cos., Inc.	105,722	2,187,388

		8,431,000

Publishing-Newspapers — 0.0%
News Corp., Class A	33,892	461,609
News Corp., Class B	10,622	148,389

		609,998

Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities, Inc.	10,694	1,745,261
American Tower Corp.	38,636	8,953,507
Apartment Investment & Management Co., Class A	12,987	684,545
AvalonBay Communities, Inc.	12,182	2,639,718
Boston Properties, Inc.	12,543	1,798,039
Crown Castle International Corp.	36,266	5,434,097
Digital Realty Trust, Inc.	18,206	2,239,156
Duke Realty Corp.	32,062	1,164,171
Equinix, Inc.	7,439	4,387,002
Equity Residential	30,448	2,529,620
Essex Property Trust, Inc.	5,764	1,785,457
Extra Space Storage, Inc.	11,297	1,250,352
Federal Realty Investment Trust	6,126	765,873
Healthpeak Properties, Inc.	43,173	1,553,796
Host Hotels & Resorts, Inc.	62,556	1,022,165
Iron Mountain, Inc.	25,046	791,704
Kimco Realty Corp.	36,830	701,612
Mid-America Apartment Communities, Inc.	9,949	1,365,102
Prologis, Inc.	55,105	5,118,152
Public Storage	13,103	2,931,927
Realty Income Corp.	28,429	2,229,118
Regency Centers Corp.	14,616	906,777
SBA Communications Corp.	9,822	2,451,178
Simon Property Group, Inc.	26,766	3,563,893
SL Green Realty Corp.	7,110	654,404
UDR, Inc.	25,562	1,224,675
Ventas, Inc.	32,512	1,881,144
Vornado Realty Trust	13,817	908,744
Welltower, Inc.	35,393	3,005,220
Weyerhaeuser Co.	64,996	1,881,634

		67,568,043

281

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	29,199	$1,782,599

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	6,556	889,584

Respiratory Products — 0.1%
ResMed, Inc.	12,542	1,993,802

Retail-Apparel/Shoe — 0.2%
Gap, Inc.	18,560	323,130
L Brands, Inc.	20,257	469,152
Ross Stores, Inc.	31,552	3,539,819

		4,332,101

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	6,041	795,902
AutoZone, Inc.†	2,078	2,198,441
Genuine Parts Co.	12,673	1,185,812
O’Reilly Automotive, Inc.†	6,599	2,679,854

		6,860,009

Retail-Automobile — 0.1%
CarMax, Inc.†	14,343	1,391,845

Retail-Building Products — 1.2%
Home Depot, Inc.	95,148	21,703,259
Lowe’s Cos., Inc.	66,856	7,771,341

		29,474,600

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	19,863	1,682,197

Retail-Discount — 1.4%
Costco Wholesale Corp.	38,535	11,773,213
Dollar General Corp.	22,208	3,406,930
Dollar Tree, Inc.†	20,643	1,797,386
Target Corp.	44,200	4,894,708
Walmart, Inc.	123,737	14,166,649

		36,038,886

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	65,396	3,325,387

Retail-Gardening Products — 0.0%
Tractor Supply Co.	10,326	959,802

Retail-Jewelry — 0.1%
Tiffany & Co.	9,416	1,261,932

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	9,344	344,420
TJX Cos., Inc.	105,776	6,245,015

		6,589,435

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	4,986	1,335,799

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	13,657	583,837
Macy’s, Inc.	26,953	429,900

		1,013,737

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	2,230	1,932,875
Darden Restaurants, Inc.	10,694	1,245,102
McDonald’s Corp.	65,689	14,055,475
Starbucks Corp.	103,014	8,738,678
Yum! Brands, Inc.	26,382	2,790,424

		28,762,554

Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	38,739	$597,355

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	32,125	3,525,719
Maxim Integrated Products, Inc.	23,604	1,419,073
QUALCOMM, Inc.	99,598	8,496,705

		13,441,497

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	80,575	4,672,544
KLA Corp.	13,764	2,281,245
Lam Research Corp.	12,655	3,773,848

		10,727,637

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,568	931,248

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	21,405	1,588,679

Steel-Producers — 0.1%
Nucor Corp.	26,448	1,256,016

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	67,086	1,790,525

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	29,195	669,733

Telephone-Integrated — 1.8%
AT&T, Inc.	637,184	23,970,862
CenturyLink, Inc.	85,586	1,169,105
Verizon Communications, Inc.	360,747	21,442,802

		46,582,769

Television — 0.1%
ViacomCBS, Inc., Class B	47,137	1,608,786

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	5,185	682,761

Theaters — 0.0%
Live Nation Entertainment, Inc.†	12,291	837,755

Tobacco — 0.8%
Altria Group, Inc.	162,949	7,744,966
Philip Morris International, Inc.	135,712	11,223,382

		18,968,348

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,784	763,670
Stanley Black & Decker, Inc.	13,259	2,112,556

		2,876,226

Toys — 0.0%
Hasbro, Inc.	11,100	1,130,757

Transport-Rail — 0.9%
CSX Corp.	67,830	5,178,142
Kansas City Southern	8,646	1,458,494
Norfolk Southern Corp.	22,744	4,735,528
Union Pacific Corp.	60,552	10,864,240

		22,236,404

Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	11,797	851,979
Expeditors International of Washington, Inc.	14,855	1,085,009
FedEx Corp.	20,937	3,028,328
United Parcel Service, Inc., Class B	61,124	6,327,557

		11,292,873

282

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	7,437	$802,675
Old Dominion Freight Line, Inc.	5,570	1,093,001

		1,895,676

Water — 0.1%
American Water Works Co., Inc.	15,768	2,147,602

Water Treatment Systems — 0.0%
Pentair PLC	14,662	629,440

Web Hosting/Design — 0.1%
VeriSign, Inc.†	9,012	1,875,758

Web Portals/ISP — 3.0%
Alphabet, Inc., Class A†	26,135	37,445,705
Alphabet, Inc., Class C†	26,071	37,391,811

		74,837,516

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	14,945	2,645,265

Total Common Stocks (cost $1,415,206,309)		2,330,633,261

EXCHANGE-TRADED FUNDS — 4.3%
SPDR S&P 500 Trust ETF (cost $96,252,848)	337,700	108,648,221

Total Long-Term Investment Securities (cost $1,511,459,157)		2,439,281,482

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Treasuries — 0.2%
United States Treasury Bills
1.51% due 02/04/2020(2)	$2,900,000	$2,899,889
1.53% due 05/28/2020(2)	3,700,000	3,682,023

Total Short-Term Investment Securities (cost $6,581,412)		6,581,912

REPURCHASE AGREEMENTS — 3.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $89,315,861 and collateralized by $90,480,000 of United States Treasury Notes, bearing interest at 1.50% due 08/31/2021 and having an approximate value of $91,104,583 (cost $89,314,000)	89,314,000	89,314,000

TOTAL INVESTMENTS (cost $1,607,354,569)(3)	100.0%	2,535,177,394
Liabilities in excess of other assets	0.0	(1,000,083)

NET ASSETS	100.0%	$2,534,177,311

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

588	Long	S&P 500 E-Mini Index	March 2020	$93,501,551	$94,785,600	$1,284,049

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,330,633,261	$—	$—	$2,330,633,261
Exchange-Traded Funds	108,648,221	—	—	108,648,221
Short-Term Investment Securities	—	6,581,912	—	6,581,912
Repurchase Agreements	—	89,314,000	—	89,314,000

Total Investments at Value	$2,439,281,482	$95,895,912	$—	$2,535,177,394

Other Financial Instruments:†
Futures Contracts	$1,284,049	$—	$—	$1,284,049

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

283

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.0%
Medical-Drugs	5.9
Electric-Integrated	5.8
Telephone-Integrated	4.1
Insurance-Property/Casualty	3.9
Oil Companies-Integrated	3.6
Real Estate Investment Trusts	3.1
Medical-HMO	3.1
Banks-Super Regional	2.9
Diversified Manufacturing Operations	2.3
Retail-Discount	2.0
Beverages-Non-alcoholic	1.9
Insurance-Multi-line	1.8
Computer Services	1.7
Medical-Biomedical/Gene	1.7
Networking Products	1.5
Exchange-Traded Funds	1.5
Medical Products	1.4
Electronic Components-Semiconductors	1.4
Medical Instruments	1.4
Cosmetics & Toiletries	1.3
Aerospace/Defense	1.2
Pharmacy Services	1.2
Banks-Commercial	1.1
Oil Companies-Exploration & Production	1.0
Tobacco	1.0
Insurance-Life/Health	0.9
Data Processing/Management	0.8
Food-Misc./Diversified	0.8
Retail-Building Products	0.8
Food-Confectionery	0.8
Transport-Rail	0.8
Retail-Restaurants	0.7
Multimedia	0.7
Oil Refining & Marketing	0.7
Pipelines	0.7
Cable/Satellite TV	0.7
Finance-Credit Card	0.7
Airlines	0.7
Transport-Services	0.7
Oil-Field Services	0.7
Banks-Fiduciary	0.7
Chemicals-Diversified	0.6
Commercial Services-Finance	0.6
Auto-Cars/Light Trucks	0.6
Drug Delivery Systems	0.6
Instruments-Controls	0.6
Investment Management/Advisor Services	0.5
Finance-Other Services	0.5
Insurance Brokers	0.5
Aerospace/Defense-Equipment	0.5
Entertainment Software	0.5
Medical-Wholesale Drug Distribution	0.4
Computers	0.4
Cruise Lines	0.4
Apparel Manufacturers	0.4
Medical-Hospitals	0.4
Chemicals-Specialty	0.4
Enterprise Software/Service	0.3
Consumer Products-Misc.	0.3
Brewery	0.3

Containers-Paper/Plastic	0.3%
Medical Labs & Testing Services	0.3
Athletic Footwear	0.3
Electric-Distribution	0.3
Retail-Drug Store	0.3
Diagnostic Equipment	0.3
Gold Mining	0.3
Electronic Measurement Instruments	0.3
Broadcast Services/Program	0.2
Tools-Hand Held	0.2
Industrial Gases	0.2
Computers-Memory Devices	0.2
Non-Hazardous Waste Disposal	0.2
Building Products-Air & Heating	0.2
Machinery-Construction & Mining	0.2
Auto/Truck Parts & Equipment-Original	0.2
U.S. Government Treasuries	0.2
Food-Meat Products	0.2
Internet Content-Entertainment	0.2
Advertising Agencies	0.2
Cellular Telecom	0.2
Agricultural Operations	0.2
Gas-Distribution	0.2
Distribution/Wholesale	0.2
Finance-Investment Banker/Broker	0.2
Food-Wholesale/Distribution	0.2
Retail-Auto Parts	0.2
Agricultural Biotech	0.2
Food-Retail	0.2
Machinery-Farming	0.2
Electric Products-Misc.	0.1
Retail-Consumer Electronics	0.1
Machinery-Pumps	0.1
Medical-Generic Drugs	0.1
Machinery-General Industrial	0.1
Building-Residential/Commercial	0.1
Television	0.1
Paper & Related Products	0.1
Casino Hotels	0.1
Agricultural Chemicals	0.1
Electronic Connectors	0.1
E-Commerce/Services	0.1
Steel-Producers	0.1
Toys	0.1
Engineering/R&D Services	0.1
Water	0.1
Retail-Regional Department Stores	0.1
Computer Software	0.1
Insurance-Reinsurance	0.1
Telecom Equipment-Fiber Optics	0.1
Commercial Services	0.1
Web Hosting/Design	0.1
Instruments-Scientific	0.1
Industrial Automated/Robotic	0.1
Appliances	0.1
Semiconductor Components-Integrated Circuits	0.1
Retail-Apparel/Shoe	0.1
Auto-Heavy Duty Trucks	0.1
Soap & Cleaning Preparation	0.1
Medical Information Systems	0.1
Consulting Services	0.1

284

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Textile-Home Furnishings	0.1%
Telecommunication Equipment	0.1
Home Decoration Products	0.1
Internet Infrastructure Software	0.1
Metal-Copper	0.1
Water Treatment Systems	0.1
Dialysis Centers	0.1
Publishing-Newspapers	0.1
Retail-Perfume & Cosmetics	0.1
Savings & Loans/Thrifts	0.1
Containers-Metal/Glass	0.1
Human Resources	0.1

95.6%

*	Calculated as a percentage of net assets

285

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 93.9%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	8,167	$185,391
Omnicom Group, Inc.	4,586	345,372

		530,763

Aerospace/Defense — 1.2%
Boeing Co.	6,307	2,007,329
General Dynamics Corp.	4,936	865,972
Raytheon Co.	2,346	518,325

		3,391,626

Aerospace/Defense-Equipment — 0.5%
Arconic, Inc.	4,080	122,196
United Technologies Corp.	8,032	1,206,406

		1,328,602

Agricultural Biotech — 0.2%
Corteva, Inc.	15,765	455,924

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	4,580	184,482
Mosaic Co.	7,365	146,122

		330,604

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	11,726	524,856

Airlines — 0.7%
Alaska Air Group, Inc.	2,595	167,611
American Airlines Group, Inc.	8,212	220,410
Delta Air Lines, Inc.	12,125	675,848
Southwest Airlines Co.	9,977	548,535
United Airlines Holdings, Inc.†	4,584	342,883

		1,955,287

Apparel Manufacturers — 0.4%
Capri Holdings, Ltd.†	3,194	95,692
Hanesbrands, Inc.	7,619	104,837
PVH Corp.	1,562	136,160
Ralph Lauren Corp.	1,048	118,948
Tapestry, Inc.	5,812	149,775
Under Armour, Inc., Class A†	3,964	79,994
Under Armour, Inc., Class C†	4,099	73,618
VF Corp.	3,242	268,989

		1,028,013

Appliances — 0.1%
Whirlpool Corp.	1,331	194,552

Athletic Footwear — 0.3%
NIKE, Inc., Class B	8,662	834,151

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	82,026	723,469
General Motors Co.	26,485	884,334

		1,607,803

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	1,194	191,004

Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	5,378	456,001
BorgWarner, Inc.	4,350	149,161

		605,162

Banks-Commercial — 1.1%
Citizens Financial Group, Inc.	9,157	341,373
First Republic Bank	1,810	200,693

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
M&T Bank Corp.	2,780	$468,486
Regions Financial Corp.	20,320	316,382
SVB Financial Group†	391	93,969
Truist Financial Corp.	28,249	1,456,801
Zions Bancorp NA	3,591	163,354

		3,041,058

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp.	17,677	791,576
Northern Trust Corp.	4,463	436,526
State Street Corp.	7,660	579,326

		1,807,428

Banks-Super Regional — 2.9%
Comerica, Inc.	3,037	185,743
Fifth Third Bancorp	14,949	425,299
Huntington Bancshares, Inc.	21,754	295,202
KeyCorp	20,748	388,195
PNC Financial Services Group, Inc.	9,230	1,371,116
US Bancorp	29,939	1,593,354
Wells Fargo & Co.	81,071	3,805,473

		8,064,382

Beverages-Non-alcoholic — 1.9%
Coca-Cola Co.	48,735	2,846,124
Monster Beverage Corp.†	2,654	176,756
PepsiCo, Inc.	15,274	2,169,214

		5,192,094

Brewery — 0.3%
Constellation Brands, Inc., Class A	3,528	664,322
Molson Coors Beverage Co., Class B	3,957	219,930

		884,252

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	3,331	97,465
Discovery, Inc., Class C†	7,065	196,195
Fox Corp., Class A	7,468	276,913
Fox Corp., Class B	3,420	124,249

		694,822

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	16,250	641,063

Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,572	59,657

Building-Residential/Commercial — 0.1%
Lennar Corp., Class A	5,896	391,259

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	42,077	1,817,306
DISH Network Corp., Class A†	5,371	197,438

		2,014,744

Casino Hotels — 0.1%
Las Vegas Sands Corp.	3,061	199,914
MGM Resorts International	4,231	131,415

		331,329

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	6,668	528,039

Chemicals-Diversified — 0.6%
DuPont de Nemours, Inc.	15,605	798,664
Eastman Chemical Co.	2,864	204,117
LyondellBasell Industries NV, Class A	5,408	421,067

286

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified (continued)
PPG Industries, Inc.	2,441	$292,529

		1,716,377

Chemicals-Specialty — 0.4%
Albemarle Corp.	2,234	179,346
Ecolab, Inc.	2,588	507,533
International Flavors & Fragrances, Inc.	2,249	294,866

		981,745

Commercial Services — 0.1%
Nielsen Holdings PLC	7,495	152,898
Quanta Services, Inc.	1,649	64,558

		217,456

Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc.	3,464	593,695
Equifax, Inc.	1,020	152,898
Global Payments, Inc.	3,229	631,108
H&R Block, Inc.	4,113	95,421
IHS Markit, Ltd.	2,281	179,880

		1,653,002

Computer Services — 1.7%
Accenture PLC, Class A	4,950	1,015,789
Cognizant Technology Solutions Corp., Class A	11,534	707,957
DXC Technology Co.	5,392	171,897
International Business Machines Corp.	18,656	2,681,427
Leidos Holdings, Inc.	1,402	140,859

		4,717,929

Computer Software — 0.1%
Akamai Technologies, Inc.†	953	88,963
Citrix Systems, Inc.	1,238	150,070

		239,033

Computers — 0.4%
Hewlett Packard Enterprise Co.	27,258	379,704
HP, Inc.	31,216	665,525

		1,045,229

Computers-Memory Devices — 0.2%
NetApp, Inc.	2,596	138,626
Seagate Technology PLC	1,948	111,017
Western Digital Corp.	6,265	410,357

		660,000

Consulting Services — 0.1%
Verisk Analytics, Inc.	1,070	173,843

Consumer Products-Misc. — 0.3%
Clorox Co.	2,644	415,928
Kimberly-Clark Corp.	3,683	527,553

		943,481

Containers-Metal/Glass — 0.1%
Ball Corp.	1,998	144,216

Containers-Paper/Plastic — 0.3%
Amcor PLC	34,128	361,416
Packaging Corp. of America	1,994	190,925
Sealed Air Corp.	3,255	115,553
WestRock Co.	5,432	211,848

		879,742

Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	9,929	$732,562
Coty, Inc., Class A	3,300	33,858
Procter & Gamble Co.	22,063	2,749,491

		3,515,911

Cruise Lines — 0.4%
Carnival Corp.	8,438	367,306
Norwegian Cruise Line Holdings, Ltd.†	4,482	241,356
Royal Caribbean Cruises, Ltd.	3,621	423,947

		1,032,609

Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	724	86,265
Fidelity National Information Services, Inc.	12,946	1,859,822
Jack Henry & Associates, Inc.	778	116,342
Paychex, Inc.	2,214	189,895

		2,252,324

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,202	123,312

Diagnostic Equipment — 0.3%
Danaher Corp.	4,848	779,898

Dialysis Centers — 0.1%
DaVita, Inc.†	1,889	150,874

Distribution/Wholesale — 0.2%
Fastenal Co.	3,624	126,405
LKQ Corp.†	3,099	101,291
WW Grainger, Inc.	919	278,154

		505,850

Diversified Banking Institutions — 6.0%
Bank of America Corp.	170,530	5,598,500
Citigroup, Inc.	45,988	3,421,967
Goldman Sachs Group, Inc.	6,713	1,596,016
JPMorgan Chase & Co.	34,356	4,547,360
Morgan Stanley	25,912	1,354,161

		16,518,004

Diversified Manufacturing Operations — 2.3%
3M Co.	12,113	1,921,849
A.O. Smith Corp.	2,887	123,246
Eaton Corp. PLC	8,708	822,645
General Electric Co.	183,968	2,290,402
Illinois Tool Works, Inc.	2,403	420,477
Ingersoll-Rand PLC	1,918	255,535
Parker-Hannifin Corp.	1,218	238,350
Textron, Inc.	4,808	220,831

		6,293,335

Drug Delivery Systems — 0.6%
Becton Dickinson and Co.	5,697	1,567,700

E-Commerce/Services — 0.1%
Expedia Group, Inc.	2,944	319,277

Electric Products-Misc. — 0.1%
Emerson Electric Co.	5,903	422,832

Electric-Distribution — 0.3%
CenterPoint Energy, Inc.	10,579	280,132
Sempra Energy	3,266	524,650

		804,782

287

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated — 5.8%
AES Corp.	13,985	$277,742
Alliant Energy Corp.	5,063	300,540
Ameren Corp.	5,183	425,265
American Electric Power Co., Inc.	10,405	1,084,409
CMS Energy Corp.	5,979	409,621
Consolidated Edison, Inc.	7,002	658,188
Dominion Energy, Inc.	17,338	1,486,733
DTE Energy Co.	4,047	536,673
Duke Energy Corp.	15,357	1,499,304
Edison International	7,554	578,259
Entergy Corp.	4,194	551,595
Evergy, Inc.	4,801	346,440
Eversource Energy	6,820	630,441
Exelon Corp.	20,477	974,500
FirstEnergy Corp.	11,381	578,041
NextEra Energy, Inc.	4,839	1,297,820
Pinnacle West Capital Corp.	2,368	231,330
PPL Corp.	15,230	551,174
Public Service Enterprise Group, Inc.	10,653	630,658
Southern Co.	22,091	1,555,206
WEC Energy Group, Inc.	6,645	663,769
Xcel Energy, Inc.	11,046	764,273

		16,031,981

Electronic Components-Semiconductors — 1.4%
Intel Corp.	39,401	2,518,906
IPG Photonics Corp.†	374	47,749
Skyworks Solutions, Inc.	1,507	170,517
Texas Instruments, Inc.	7,482	902,703
Xilinx, Inc.	2,013	170,058

		3,809,933

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	3,523	324,750

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	2,803	231,416
FLIR Systems, Inc.	1,469	75,712
Fortive Corp.	6,225	466,439

		773,567

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	2,854	264,081

Enterprise Software/Service — 0.3%
Oracle Corp.	18,254	957,422

Entertainment Software — 0.5%
Activision Blizzard, Inc.	16,183	946,382
Electronic Arts, Inc.†	2,891	311,997

		1,258,379

Finance-Credit Card — 0.7%
Alliance Data Systems Corp.	863	88,708
American Express Co.	5,654	734,285
Capital One Financial Corp.	9,810	979,038
Discover Financial Services	2,509	188,501

		1,990,532

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	6,502	296,166
E*TRADE Financial Corp.	4,759	202,829

		498,995

Security Description	Shares	Value (Note 2)
Finance-Other Services — 0.5%
CME Group, Inc.	3,699	$803,090
Intercontinental Exchange, Inc.	5,278	526,428
Nasdaq, Inc.	1,281	149,185

		1,478,703

Food-Confectionery — 0.8%
Hershey Co.	1,031	159,980
J.M. Smucker Co.	2,403	248,975
Mondelez International, Inc., Class A	30,329	1,740,278

		2,149,233

Food-Meat Products — 0.2%
Hormel Foods Corp.	5,857	276,802
Tyson Foods, Inc., Class A	3,233	267,143

		543,945

Food-Misc./Diversified — 0.8%
Campbell Soup Co.	1,993	96,441
Conagra Brands, Inc.	10,251	337,463
General Mills, Inc.	12,731	664,813
Kellogg Co.	5,245	357,761
Kraft Heinz Co.	13,119	383,075
Lamb Weston Holdings, Inc.	1,385	126,464
McCormick & Co., Inc.	1,275	208,297

		2,174,314

Food-Retail — 0.2%
Kroger Co.	16,894	453,773

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	5,911	485,530

Gas-Distribution — 0.2%
Atmos Energy Corp.	2,514	294,214
NiSource, Inc.	7,869	230,640

		524,854

Gold Mining — 0.3%
Newmont Corp.	17,270	778,186

Home Decoration Products — 0.1%
Newell Brands, Inc.	8,027	156,767

Home Furnishings — 0.0%
Leggett & Platt, Inc.	943	44,877

Human Resources — 0.1%
Robert Half International, Inc.	2,476	144,029

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,047	200,668

Industrial Gases — 0.2%
Linde PLC	3,281	666,470

Instruments-Controls — 0.6%
Honeywell International, Inc.	8,128	1,407,932
Mettler-Toledo International, Inc.†	190	143,864

		1,551,796

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,006	93,035
Waters Corp.†	516	115,476

		208,511

Insurance Brokers — 0.5%
Aon PLC	1,825	401,956
Arthur J. Gallagher & Co.	1,925	197,447
Marsh & McLennan Cos., Inc.	4,146	463,772

288

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance Brokers (continued)
Willis Towers Watson PLC	1,408	$297,496

		1,360,671

Insurance-Life/Health — 0.9%
Aflac, Inc.	15,462	797,375
Globe Life, Inc.	2,099	218,842
Lincoln National Corp.	4,178	227,618
Principal Financial Group, Inc.	5,440	288,048
Prudential Financial, Inc.	8,468	771,096
Unum Group	4,345	115,968

		2,418,947

Insurance-Multi-line — 1.8%
Allstate Corp.	6,824	808,917
American International Group, Inc.(3)	18,325	921,014
Chubb, Ltd.	9,546	1,450,896
Cincinnati Financial Corp.	1,728	181,354
Hartford Financial Services Group, Inc.	7,592	450,054
Loews Corp.	5,388	277,213
MetLife, Inc.	16,466	818,525

		4,907,973

Insurance-Property/Casualty — 3.9%
Assurant, Inc.	1,277	166,725
Berkshire Hathaway, Inc., Class B†	41,203	9,247,190
Progressive Corp.	4,803	387,554
Travelers Cos., Inc.	5,437	715,618
WR Berkley Corp.	3,057	224,781

		10,741,868

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	859	237,574

Internet Content-Entertainment — 0.2%
Twitter, Inc.†	16,354	531,178

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,281	156,436

Internet Security — 0.0%
NortonLifeLock, Inc.	4,590	75,368

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	934	154,493
BlackRock, Inc.	1,217	641,785
Franklin Resources, Inc.	5,875	148,638
Invesco, Ltd.	7,840	135,632
Raymond James Financial, Inc.	2,601	237,809
T. Rowe Price Group, Inc.	1,280	170,918

		1,489,275

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	4,773	626,934

Machinery-Farming — 0.2%
Deere & Co.	2,719	431,179

Machinery-General Industrial — 0.1%
IDEX Corp.	689	112,893
Wabtec Corp.	3,836	283,327

		396,220

Machinery-Pumps — 0.1%
Dover Corp.	1,255	142,882
Flowserve Corp.	2,757	128,697
Xylem, Inc.	1,555	126,981

		398,560

Security Description	Shares	Value (Note 2)
Medical Information Systems — 0.1%
Cerner Corp.	2,448	$175,840

Medical Instruments — 1.4%
Boston Scientific Corp.†	12,038	504,031
Medtronic PLC	28,234	3,259,333

		3,763,364

Medical Labs & Testing Services — 0.3%
IQVIA Holdings, Inc.†	1,178	182,884
Laboratory Corp. of America Holdings†	2,045	358,693
Quest Diagnostics, Inc.	2,837	313,971

		855,548

Medical Products — 1.4%
Abbott Laboratories	15,636	1,362,521
ABIOMED, Inc.†	409	76,193
Baxter International, Inc.	5,915	527,736
Cooper Cos., Inc.	449	155,754
Henry Schein, Inc.†	3,091	213,093
Hologic, Inc.†	2,598	139,045
STERIS PLC	822	123,867
Stryker Corp.	2,306	485,874
Varian Medical Systems, Inc.†	862	121,171
Zimmer Biomet Holdings, Inc.	4,333	640,851

		3,846,105

Medical-Biomedical/Gene — 1.7%
Alexion Pharmaceuticals, Inc.†	1,958	194,605
Amgen, Inc.	5,132	1,108,768
Biogen, Inc.†	3,801	1,021,899
Gilead Sciences, Inc.	26,650	1,684,280
Illumina, Inc.†	1,239	359,397
Regeneron Pharmaceuticals, Inc.†	555	187,557

		4,556,506

Medical-Drugs — 5.9%
AbbVie, Inc.	14,641	1,186,214
Allergan PLC	6,915	1,290,615
Bristol-Myers Squibb Co.	22,221	1,398,812
Eli Lilly & Co.	8,009	1,118,377
Johnson & Johnson	32,155	4,786,915
Merck & Co., Inc.	24,133	2,061,923
Pfizer, Inc.	116,574	4,341,216

		16,184,072

Medical-Generic Drugs — 0.1%
Mylan NV†	10,872	232,878
Perrigo Co. PLC	2,867	163,534

		396,412

Medical-HMO — 3.1%
Anthem, Inc.	5,341	1,416,860
Centene Corp.†	12,296	772,312
Humana, Inc.	2,789	937,773
UnitedHealth Group, Inc.	19,957	5,437,285

		8,564,230

Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	5,573	773,533
Universal Health Services, Inc., Class B	1,692	231,990

		1,005,523

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	3,166	270,883
Cardinal Health, Inc.	6,161	315,505

289

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Wholesale Drug Distribution (continued)
McKesson Corp.	3,796	$541,347

		1,127,735

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	13,753	152,658

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,250	108,550

Multimedia — 0.7%
Walt Disney Co.	14,807	2,047,956

Networking Products — 1.5%
Cisco Systems, Inc.	89,361	4,107,925

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	2,396	227,740
Waste Management, Inc.	3,453	420,230

		647,970

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	510	66,932

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	2,284	92,616

Oil Companies-Exploration & Production — 1.0%
Apache Corp.	3,010	82,594
Cabot Oil & Gas Corp.	3,179	44,792
Cimarex Energy Co.	987	43,319
Concho Resources, Inc.	4,235	320,928
Devon Energy Corp.	8,152	177,061
Diamondback Energy, Inc.	3,394	252,514
EOG Resources, Inc.	6,127	446,720
Marathon Oil Corp.	16,850	191,585
Noble Energy, Inc.	10,075	199,183
Occidental Petroleum Corp.	18,817	747,411
Pioneer Natural Resources Co.	1,326	179,010

		2,685,117

Oil Companies-Integrated — 3.6%
Chevron Corp.	39,830	4,267,386
Exxon Mobil Corp.	89,126	5,536,507

		9,803,893

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	5,608	115,581

Oil Refining & Marketing — 0.7%
HollyFrontier Corp.	3,128	140,510
Marathon Petroleum Corp.	13,678	745,451
Phillips 66	4,680	427,612
Valero Energy Corp.	8,650	729,281

		2,042,854

Oil-Field Services — 0.7%
Baker Hughes a GE Co., LLC	13,689	296,504
Halliburton Co.	18,491	403,289
Schlumberger, Ltd.	29,162	977,219
TechnipFMC PLC	8,852	146,146

		1,823,158

Paper & Related Products — 0.1%
International Paper Co.	8,260	336,347

Pharmacy Services — 1.2%
Cigna Corp.	7,866	1,513,261

Security Description	Shares	Value (Note 2)
Pharmacy Services (continued)
CVS Health Corp.	27,404	$1,858,539

		3,371,800

Pipelines — 0.7%
Kinder Morgan, Inc.	41,031	856,317
ONEOK, Inc.	8,701	651,444
Williams Cos., Inc.	25,531	528,236

		2,035,997

Publishing-Newspapers — 0.1%
News Corp., Class A	8,185	111,480
News Corp., Class B	2,565	35,833

		147,313

Real Estate Investment Trusts — 3.1%
Alexandria Real Estate Equities, Inc.	1,116	182,131
Apartment Investment & Management Co., Class A	3,136	165,299
AvalonBay Communities, Inc.	2,942	637,502
Boston Properties, Inc.	1,696	243,122
Crown Castle International Corp.	3,678	551,111
Digital Realty Trust, Inc.	4,397	540,787
Duke Realty Corp.	3,175	115,284
Equity Residential	7,353	610,887
Essex Property Trust, Inc.	696	215,593
Extra Space Storage, Inc.	1,146	126,839
Federal Realty Investment Trust	858	107,267
Healthpeak Properties, Inc.	5,526	198,881
Host Hotels & Resorts, Inc.	15,107	246,848
Iron Mountain, Inc.	6,049	191,209
Kimco Realty Corp.	8,894	169,431
Mid-America Apartment Communities, Inc.	1,322	181,392
Prologis, Inc.	5,722	531,459
Public Storage	1,772	396,503
Realty Income Corp.	3,776	296,076
Regency Centers Corp.	3,530	219,001
Simon Property Group, Inc.	3,878	516,356
SL Green Realty Corp.	1,717	158,033
UDR, Inc.	3,272	156,762
Ventas, Inc.	7,852	454,317
Vornado Realty Trust	3,337	219,474
Welltower, Inc.	8,547	725,726
Weyerhaeuser Co.	15,696	454,399

		8,611,689

Retail-Apparel/Shoe — 0.1%
Gap, Inc.	4,482	78,031
L Brands, Inc.	4,892	113,299

		191,330

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	1,459	192,223
Genuine Parts Co.	3,061	286,418

		478,641

Retail-Building Products — 0.8%
Home Depot, Inc.	6,664	1,520,059
Lowe’s Cos., Inc.	5,489	638,041

		2,158,100

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,797	406,258

290

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Discount — 2.0%
Costco Wholesale Corp.	3,815	$1,165,559
Dollar Tree, Inc.†	4,985	434,044
Target Corp.	3,843	425,574
Walmart, Inc.	29,882	3,421,190

		5,446,367

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	15,793	803,074

Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,272	118,232

Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	2,257	83,193

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	542	145,207

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	3,298	140,989
Macy’s, Inc.	6,509	103,819

		244,808

Retail-Restaurants — 0.7%
Darden Restaurants, Inc.	1,395	162,420
McDonald’s Corp.	8,884	1,900,909

		2,063,329

Savings & Loans/Thrifts — 0.1%
People’s United Financial, Inc.	9,355	144,254

Semiconductor Components-Integrated Circuits — 0.1%
Maxim Integrated Products, Inc.	3,192	191,903

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	353	92,133

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,378	176,495

Steel-Producers — 0.1%
Nucor Corp.	6,387	303,319

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	8,586	229,160

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	7,050	161,727

Telephone-Integrated — 4.1%
AT&T, Inc.	153,876	5,788,815
CenturyLink, Inc.	20,669	282,339
Verizon Communications, Inc.	87,118	5,178,294

		11,249,448

Television — 0.1%
ViacomCBS, Inc., Class B	11,383	388,502

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,252	164,863

Theaters — 0.0%
Live Nation Entertainment, Inc.†	980	66,797

Tobacco — 1.0%
Altria Group, Inc.	24,004	1,140,910
Philip Morris International, Inc.	18,353	1,517,793

		2,658,703

Security Description	Shares/ Principal Amount	Value (Note 2)
Tools-Hand Held — 0.2%
Snap-on, Inc.	1,155	$184,372
Stanley Black & Decker, Inc.	3,202	510,175

		694,547

Toys — 0.1%
Hasbro, Inc.	2,681	273,113

Transport-Rail — 0.8%
CSX Corp.	8,190	625,224
Norfolk Southern Corp.	2,527	526,147
Union Pacific Corp.	5,557	997,037

		2,148,408

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	2,849	205,754
Expeditors International of Washington, Inc.	1,722	125,775
FedEx Corp.	5,056	731,300
United Parcel Service, Inc., Class B	8,119	840,479

		1,903,308

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	736	79,436

Water — 0.1%
American Water Works Co., Inc.	1,904	259,325

Water Treatment Systems — 0.1%
Pentair PLC	3,541	152,015

Web Hosting/Design — 0.1%
VeriSign, Inc.†	1,023	212,927

Total Common Stocks (cost $247,030,260)		257,893,327

EXCHANGE-TRADED FUNDS — 1.5%
iShares S&P 500 Value ETF (cost $4,030,156)	31,960	4,046,455

Total Long-Term Investment Securities (cost $251,060,416)		261,939,782

SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Treasuries — 0.2%
United States Treasury Bills 1.55% due 03/26/2020(2)	$250,000	249,445
1.55% due 05/07/2020(2)	350,000	348,597

Total Short-Term Investment Securities (cost $598,042)		598,042

TOTAL INVESTMENTS (cost $251,658,458)(1)	95.6%	262,537,824
Other assets less liabilities	4.4	12,196,407

NET ASSETS	100.0%	$274,734,231

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
(2)	The security or portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(3)	Security represents an investment in an affiliated company (see Note 8).
ETF	— Exchange-Traded Funds

291

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

80	Long	S&P 500 E-Mini Index	March 2020	$12,703,754	$12,896,000	$192,246

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$257,893,327	$—	$—	$257,893,327
Exchange-Traded Funds	4,046,455	—	—	4,046,455
Short-Term Investment Securities	—	598,042	—	598,042

Total Investments at Value	$261,939,782	$598,042	$—	$262,537,824

Other Financial Instruments:+
Futures Contracts	$192,246	$—	$—	$192,246

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

292

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	12.8%
Medical-Drugs	10.1
Electronic Components-Semiconductors	5.9
Banks-Super Regional	4.7
Aerospace/Defense	3.5
Medical-Biomedical/Gene	3.3
Telephone-Integrated	3.0
Insurance-Multi-line	2.8
Oil Companies-Integrated	2.5
Cable/Satellite TV	2.4
Insurance-Property/Casualty	2.3
Finance-Credit Card	2.3
Investment Management/Advisor Services	2.1
Enterprise Software/Service	2.1
Computer Services	2.1
Electric-Integrated	2.0
Insurance-Life/Health	1.7
Tobacco	1.6
Medical-HMO	1.3
Banks-Commercial	1.3
Exchange-Traded Funds	1.2
Airlines	1.2
Food-Misc./Diversified	1.2
Banks-Fiduciary	1.1
Oil Refining & Marketing	1.0
Transport-Services	1.0
Semiconductor Equipment	1.0
Machinery-Construction & Mining	1.0
Auto-Cars/Light Trucks	0.9
Chemicals-Diversified	0.8
Diversified Manufacturing Operations	0.8
Oil Companies-Exploration & Production	0.8
Transport-Rail	0.7
Medical-Wholesale Drug Distribution	0.7
Medical-Hospitals	0.7
Building-Residential/Commercial	0.7
Machinery-Farming	0.7
Finance-Investment Banker/Broker	0.7
Retail-Discount	0.6
Auto-Heavy Duty Trucks	0.6
Retail-Drug Store	0.6
Retail-Auto Parts	0.5
Electric Products-Misc.	0.5
Auto/Truck Parts & Equipment-Original	0.4
Registered Investment Companies	0.4
Cruise Lines	0.4
Distribution/Wholesale	0.4
Medical Labs & Testing Services	0.4
Tools-Hand Held	0.4
Entertainment Software	0.4
Finance-Auto Loans	0.4
Steel-Producers	0.3
E-Commerce/Products	0.3
Finance-Consumer Loans	0.3
Agricultural Operations	0.3
Food-Meat Products	0.3
Advertising Agencies	0.3
Retail-Consumer Electronics	0.3
Real Estate Management/Services	0.2
Independent Power Producers	0.2
Insurance-Reinsurance	0.2

Computers	0.2%
Rental Auto/Equipment	0.2
Building & Construction Products-Misc.	0.2
Paper & Related Products	0.2
Retail-Automobile	0.2
Electronic Components-Misc.	0.2
Machinery-Pumps	0.2
Containers-Paper/Plastic	0.2
Building Products-Wood	0.2
Human Resources	0.1
Dialysis Centers	0.1
Shipbuilding	0.1
Medical Products	0.1
Containers-Metal/Glass	0.1
Food-Confectionery	0.1
Textile-Home Furnishings	0.1
Appliances	0.1
Office Supplies & Forms	0.1
Chemicals-Specialty	0.1
Home Decoration Products	0.1
Finance-Other Services	0.1
Power Converter/Supply Equipment	0.1
Medical-Generic Drugs	0.1
Brewery	0.1
Telecommunication Equipment	0.1
Physical Therapy/Rehabilitation Centers	0.1
Engineering/R&D Services	0.1
Office Automation & Equipment	0.1
Water Treatment Systems	0.1
Transport-Truck	0.1
Electronic Parts Distribution	0.1
Applications Software	0.1
Retail-Major Department Stores	0.1
Recreational Vehicles	0.1
Commercial Services	0.1
Retail-Home Furnishings	0.1
Apparel Manufacturers	0.1
Savings & Loans/Thrifts	0.1
Motorcycle/Motor Scooter	0.1
Footwear & Related Apparel	0.1
Machine Tools & Related Products	0.1
Lighting Products & Systems	0.1
Commercial Services-Finance	0.1

99.9%

*	Calculated as a percentage of net assets

293

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.3%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	55,900	$1,268,930
Omnicom Group, Inc.	36,800	2,771,408

		4,040,338

Aerospace/Defense — 3.5%
General Dynamics Corp.	49,000	8,596,560
Lockheed Martin Corp.	47,700	20,421,324
Northrop Grumman Corp.	28,500	10,675,245
Raytheon Co.	37,100	8,196,874

		47,890,003

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	94,200	4,216,392

Airlines — 1.2%
Alaska Air Group, Inc.	20,800	1,343,472
Delta Air Lines, Inc.	109,300	6,092,382
JetBlue Airways Corp.†	48,300	957,789
Southwest Airlines Co.	89,000	4,893,220
United Airlines Holdings, Inc.†	42,700	3,193,960

		16,480,823

Apparel Manufacturers — 0.1%
Ralph Lauren Corp.	7,800	885,300

Appliances — 0.1%
Whirlpool Corp.	10,700	1,564,019

Applications Software — 0.1%
CDK Global, Inc.	18,100	971,608

Auto-Cars/Light Trucks — 0.9%
Ford Motor Co.	658,100	5,804,442
General Motors Co.	205,200	6,851,628

		12,656,070

Auto-Heavy Duty Trucks — 0.6%
Cummins, Inc.	25,900	4,143,223
PACCAR, Inc.	58,500	4,341,285

		8,484,508

Auto/Truck Parts & Equipment-Original — 0.4%
Allison Transmission Holdings, Inc.	20,400	901,680
Aptiv PLC	43,100	3,654,449
BorgWarner, Inc.	35,000	1,200,150

		5,756,279

Banks-Commercial — 1.3%
Citizens Financial Group, Inc.	73,500	2,740,080
Commerce Bancshares, Inc.	18,972	1,283,645
Cullen/Frost Bankers, Inc.	9,400	838,104
M&T Bank Corp.	22,000	3,707,440
Popular, Inc.	16,300	912,148
Regions Financial Corp.	163,400	2,544,138
Signature Bank	8,200	1,163,498
SVB Financial Group†	8,800	2,114,904
Western Alliance Bancorp	17,300	955,479
Zions Bancorp NA	28,800	1,310,112

		17,569,548

Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	155,900	6,981,202
Northern Trust Corp.	35,800	3,501,598
State Street Corp.	61,500	4,651,245

		15,134,045

Security Description	Shares	Value (Note 2)
Banks-Super Regional — 4.7%
Huntington Bancshares, Inc.	174,600	$2,369,322
KeyCorp	166,600	3,117,086
PNC Financial Services Group, Inc.	74,000	10,992,700
US Bancorp	264,000	14,050,080
Wells Fargo & Co.	714,900	33,557,406

		64,086,594

Brewery — 0.1%
Molson Coors Beverage Co., Class B	23,300	1,295,014

Building & Construction Products-Misc. — 0.2%
Fortune Brands Home & Security, Inc.	23,200	1,594,072
Owens Corning	18,400	1,113,016

		2,707,088

Building Products-Wood — 0.2%
Masco Corp.	48,100	2,285,712

Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	62,300	3,688,160
Lennar Corp., Class A	47,400	3,145,464
PulteGroup, Inc.	43,000	1,919,950
Toll Brothers, Inc.	23,700	1,051,332

		9,804,906

Cable/Satellite TV — 2.4%
Comcast Corp., Class A	767,300	33,139,687

Chemicals-Diversified — 0.8%
Celanese Corp.	20,500	2,121,750
Eastman Chemical Co.	22,900	1,632,083
FMC Corp.	22,000	2,102,980
Huntsman Corp.	32,500	668,200
LyondellBasell Industries NV, Class A	65,800	5,123,188

		11,648,201

Chemicals-Specialty — 0.1%
Albemarle Corp.	17,900	1,437,012

Commercial Services — 0.1%
Quanta Services, Inc.	24,000	939,600

Commercial Services-Finance — 0.1%
H&R Block, Inc.	30,200	700,640

Computer Services — 2.1%
Cognizant Technology Solutions Corp., Class A	81,700	5,014,746
International Business Machines Corp.	149,800	21,530,754
Leidos Holdings, Inc.	20,800	2,089,776

		28,635,276

Computers — 0.2%
Hewlett Packard Enterprise Co.	218,600	3,045,098

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	22,900	1,695,287

Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	16,100	1,541,575
Sonoco Products Co.	13,200	754,248

		2,295,823

Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	35,900	1,933,215
Royal Caribbean Cruises, Ltd.	30,200	3,535,816

		5,469,031

294

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Dialysis Centers — 0.1%
DaVita, Inc.†	23,300	$1,860,971

Distribution/Wholesale — 0.4%
HD Supply Holdings, Inc.†	24,700	1,006,278
LKQ Corp.†	51,800	1,693,083
WW Grainger, Inc.	9,100	2,754,297

		5,453,658

Diversified Banking Institutions — 12.8%
Bank of America Corp.	1,520,300	49,911,449
Citigroup, Inc.	370,700	27,583,787
Goldman Sachs Group, Inc.	59,900	14,241,225
JPMorgan Chase & Co.	530,300	70,190,508
Morgan Stanley	273,700	14,303,562

		176,230,531

Diversified Manufacturing Operations — 0.8%
A.O. Smith Corp.	17,100	729,999
Eaton Corp. PLC	69,900	6,603,453
Parker-Hannifin Corp.	21,800	4,266,042

		11,599,494

E-Commerce/Products — 0.3%
eBay, Inc.	137,500	4,614,500

Electric Products-Misc. — 0.5%
Emerson Electric Co.	89,800	6,432,374

Electric-Integrated — 2.0%
AES Corp.	76,200	1,513,332
American Electric Power Co., Inc.	67,900	7,076,538
Evergy, Inc.	38,500	2,778,160
Eversource Energy	41,800	3,863,992
OGE Energy Corp.	23,200	1,063,720
Pinnacle West Capital Corp.	15,800	1,543,502
Public Service Enterprise Group, Inc.	85,500	5,061,600
WEC Energy Group, Inc.	44,500	4,445,105

		27,345,949

Electronic Components-Misc. — 0.2%
Gentex Corp.	40,300	1,199,731
Sensata Technologies Holding PLC†	26,900	1,271,563

		2,471,294

Electronic Components-Semiconductors — 5.9%
Broadcom, Inc.	67,300	20,537,268
Intel Corp.	735,200	47,001,336
Micron Technology, Inc.†	185,000	9,821,650
ON Semiconductor Corp.†	68,600	1,588,090
Qorvo, Inc.†	19,000	2,011,340

		80,959,684

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	13,800	1,047,972

Engineering/R&D Services — 0.1%
AECOM†	24,900	1,200,927

Enterprise Software/Service — 2.1%
Oracle Corp.	553,000	29,004,850

Entertainment Software — 0.4%
Electronic Arts, Inc.†	49,300	5,320,456

Finance-Auto Loans — 0.4%
Ally Financial, Inc.	64,200	2,056,326
Credit Acceptance Corp.†	3,300	1,415,634

Security Description	Shares	Value (Note 2)
Finance-Auto Loans (continued)
Santander Consumer USA Holdings, Inc.	57,500	$1,530,650

		5,002,610

Finance-Consumer Loans — 0.3%
OneMain Holdings, Inc.	22,800	966,036
Synchrony Financial	109,300	3,542,413

		4,508,449

Finance-Credit Card — 2.3%
American Express Co.	138,400	17,974,008
Capital One Financial Corp.	78,700	7,854,260
Discover Financial Services	54,600	4,102,098
Western Union Co.	66,900	1,799,610

		31,729,976

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	176,400	8,035,020
Jefferies Financial Group, Inc.	53,100	1,149,084

		9,184,104

Finance-Other Services — 0.1%
SEI Investments Co.	21,200	1,383,512

Food-Confectionery — 0.1%
J.M. Smucker Co.	16,100	1,668,121

Food-Meat Products — 0.3%
Tyson Foods, Inc., Class A	49,900	4,123,237

Food-Misc./Diversified — 1.2%
Campbell Soup Co.	51,000	2,467,890
Conagra Brands, Inc.	82,300	2,709,316
Ingredion, Inc.	11,300	994,400
Kellogg Co.	57,700	3,935,717
Kraft Heinz Co.	206,300	6,023,960

		16,131,283

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	13,800	554,346

Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	22,700	848,753

Home Decoration Products — 0.1%
Newell Brands, Inc.	71,600	1,398,348

Hotels/Motels — 0.0%
Hyatt Hotels Corp., Class A	5,300	448,062

Human Resources — 0.1%
ManpowerGroup, Inc.	9,900	905,751
Robert Half International, Inc.	17,000	988,890

		1,894,641

Independent Power Producers — 0.2%
NRG Energy, Inc.	42,500	1,567,825
Vistra Energy Corp.	81,500	1,835,380

		3,403,205

Insurance-Life/Health — 1.7%
Aflac, Inc.	124,100	6,399,837
Athene Holding, Ltd., Class A†	24,300	1,058,508
Equitable Holdings, Inc.	78,700	1,890,374
Globe Life, Inc.	39,100	4,076,566
Lincoln National Corp.	30,700	1,672,536
Principal Financial Group, Inc.	47,000	2,488,650
Prudential Financial, Inc.	68,000	6,192,080

		23,778,551

295

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line — 2.8%
Allstate Corp.	54,800	$6,495,992
American Financial Group, Inc.	24,600	2,676,234
Chubb, Ltd.	76,600	11,642,434
Cincinnati Financial Corp.	23,500	2,466,325
Hartford Financial Services Group, Inc.	50,900	3,017,352
Loews Corp.	50,300	2,587,935
MetLife, Inc.	155,500	7,729,905
Voya Financial, Inc.	25,300	1,511,169

		38,127,346

Insurance-Property/Casualty — 2.3%
Alleghany Corp.†	2,600	2,073,916
Arch Capital Group, Ltd.†	68,500	3,024,960
Assurant, Inc.	10,200	1,331,712
Fidelity National Financial, Inc.	46,500	2,266,875
Hanover Insurance Group, Inc.	5,700	789,906
Markel Corp.†	2,290	2,686,101
Old Republic International Corp.	36,700	827,585
Progressive Corp.	68,800	5,551,472
Travelers Cos., Inc.	89,600	11,793,152
WR Berkley Corp.	26,650	1,959,575

		32,305,254

Insurance-Reinsurance — 0.2%
Everest Re Group, Ltd.	6,100	1,687,077
Reinsurance Group of America, Inc.	10,600	1,526,930

		3,214,007

Investment Management/Advisor Services — 2.1%
Ameriprise Financial, Inc.	23,500	3,887,135
BlackRock, Inc.	26,200	13,816,570
Eaton Vance Corp.	18,900	864,675
Franklin Resources, Inc.	75,000	1,897,500
LPL Financial Holdings, Inc.	13,700	1,262,181
Raymond James Financial, Inc.	23,400	2,139,462
T. Rowe Price Group, Inc.	39,500	5,274,435

		29,141,958

Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	6,400	754,368

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	9,200	820,456

Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	93,500	12,281,225
Oshkosh Corp.	11,500	989,460

		13,270,685

Machinery-Farming — 0.7%
AGCO Corp.	12,700	890,778
Deere & Co.	53,300	8,452,314

		9,343,092

Machinery-General Industrial — 0.0%
Crane Co.	5,900	504,214

Machinery-Pumps — 0.2%
Dover Corp.	21,000	2,390,850

Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings†	16,400	2,876,560
Quest Diagnostics, Inc.	22,800	2,523,276

		5,399,836

Security Description	Shares	Value (Note 2)
Medical Products — 0.1%
Henry Schein, Inc.†	24,800	$1,709,712

Medical-Biomedical/Gene — 3.3%
Amgen, Inc.	100,500	21,713,025
Bio-Rad Laboratories, Inc., Class A†	3,800	1,371,496
Biogen, Inc.†	30,500	8,199,925
Gilead Sciences, Inc.	213,900	13,518,480

		44,802,926

Medical-Drugs — 10.1%
Jazz Pharmaceuticals PLC†	9,600	1,376,160
Johnson & Johnson	445,100	66,262,037
Merck & Co., Inc.	430,500	36,781,920
Pfizer, Inc.	935,900	34,852,916

		139,273,033

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	23,000	1,311,920

Medical-HMO — 1.3%
Anthem, Inc.	42,800	11,353,984
Humana, Inc.	19,800	6,657,552

		18,011,536

Medical-Hospitals — 0.7%
HCA Healthcare, Inc.	57,300	7,953,240
Universal Health Services, Inc., Class B	13,600	1,864,696

		9,817,936

Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	34,900	2,986,044
Cardinal Health, Inc.	49,400	2,529,774
McKesson Corp.	30,400	4,335,344

		9,851,162

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	26,100	871,740

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	33,100	1,177,367

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	11,300	1,483,012

Oil Companies-Exploration & Production — 0.8%
ConocoPhillips	185,600	11,030,208

Oil Companies-Integrated — 2.5%
Chevron Corp.	316,200	33,877,668

Oil Refining & Marketing — 1.0%
HollyFrontier Corp.	27,300	1,226,316
Phillips 66	75,200	6,871,024
Valero Energy Corp.	69,400	5,851,114

		13,948,454

Paper & Related Products — 0.2%
International Paper Co.	66,300	2,699,736

Physical Therapy/Rehabilitation Centers — 0.1%
Encompass Health Corp.	16,600	1,278,698

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	9,300	1,332,039

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	56,600	3,455,430

Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	2,000	243,360

296

SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Recreational Vehicles — 0.1%
Polaris, Inc.	10,300	$945,952

Rental Auto/Equipment — 0.2%
AMERCO	3,300	1,225,191
United Rentals, Inc.†	12,700	1,723,263

		2,948,454

Retail-Auto Parts — 0.5%
AutoZone, Inc.†	4,000	4,231,840
Genuine Parts Co.	24,500	2,292,465

		6,524,305

Retail-Automobile — 0.2%
CarMax, Inc.†	27,700	2,688,008

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	44,000	3,726,360

Retail-Discount — 0.6%
Target Corp.	77,700	8,604,498

Retail-Drug Store — 0.6%
Walgreens Boots Alliance, Inc.	149,800	7,617,330

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	13,100	918,048

Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	26,300	969,418

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc.	79,000	873,740

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	134,500	7,799,655
Lam Research Corp.	19,900	5,934,379

		13,734,034

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	6,900	1,800,900

Steel-Producers — 0.3%
Nucor Corp.	51,200	2,431,488
Reliance Steel & Aluminum Co.	11,200	1,285,760
Steel Dynamics, Inc.	36,400	1,087,632

		4,804,880

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	55,900	1,282,346

Telephone-Integrated — 3.0%
Verizon Communications, Inc.	699,400	41,572,336

Security Description	Shares	Value (Note 2)
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	12,100	$1,593,328

Tobacco — 1.6%
Philip Morris International, Inc.	263,100	21,758,370

Tools-Hand Held — 0.4%
Snap-on, Inc.	9,300	1,484,559
Stanley Black & Decker, Inc.	24,200	3,855,786

		5,340,345

Transport-Rail — 0.7%
CSX Corp.	131,500	10,038,710

Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	21,500	1,552,730
United Parcel Service, Inc., Class B	118,500	12,267,120

		13,819,850

Transport-Truck — 0.1%
Knight-Swift Transportation Holdings, Inc.	28,900	1,071,612

Water Treatment Systems — 0.1%
Pentair PLC	25,200	1,081,837

Total Common Stocks (cost $1,143,979,154)		1,349,596,424

EXCHANGE-TRADED FUNDS — 1.2%
iShares Russell 1000 Value ETF (cost $16,739,745)	123,900	16,548,084

Total Long-Term Investment Securities (cost $1,160,718,899)		1,366,144,508

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52%(1) (cost $5,749,641)	5,749,641	5,749,641

TOTAL INVESTMENTS (cost $1,166,468,540)(2)	99.9%	1,371,894,149
Other assets less liabilities	0.1	1,315,825

NET ASSETS	100.0%	$1,373,209,974

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2020.
(2)	See Note 3 for cost of investments on a tax basis.
ETF	— Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,349,596,424	$—	$—	$1,349,596,424
Exchange-Traded Funds	16,548,084	—	—	16,548,084
Short-Term Investment Securities	5,749,641	—	—	5,749,641

Total Investments at Value	$1,371,894,149	$—	$—	$1,371,894,149

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

297

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

United States Treasury Notes	9.7%
Exchange-Traded Funds	5.2
Medical-Drugs	5.0
Diversified Banking Institutions	4.4
Registered Investment Companies	4.4
United States Treasury Bonds	2.6
Telephone-Integrated	2.3
Oil Companies-Integrated	2.2
Applications Software	2.2
Finance-Credit Card	2.2
Federal National Mtg. Assoc.	2.0
Banks-Commercial	1.9
Electric-Integrated	1.8
Medical-HMO	1.7
Insurance-Property/Casualty	1.6
Medical-Biomedical/Gene	1.4
Real Estate Investment Trusts	1.3
Banks-Super Regional	1.3
Computers	1.3
Electronic Components-Semiconductors	1.3
Enterprise Software/Service	1.2
Transport-Rail	1.1
Insurance-Multi-line	1.1
Multimedia	1.0
Cable/Satellite TV	1.0
Retail-Restaurants	1.0
Tobacco	0.9
Oil Companies-Exploration & Production	0.9
E-Commerce/Products	0.9
Computer Services	0.9
Transport-Services	0.8
Insurance-Life/Health	0.8
Retail-Building Products	0.8
Aerospace/Defense	0.7
Real Estate Operations & Development	0.7
Web Portals/ISP	0.7
Beverages-Non-alcoholic	0.7
Auto-Cars/Light Trucks	0.7
Internet Content-Entertainment	0.7
Food-Misc./Diversified	0.7
Food-Retail	0.7
Brewery	0.7
Diversified Manufacturing Operations	0.6
Machinery-Farming	0.6
Pipelines	0.6
Chemicals-Diversified	0.6
Retail-Discount	0.6
Insurance-Reinsurance	0.6
Electronic Forms	0.5
Telecom Services	0.5
Pharmacy Services	0.5
Cellular Telecom	0.5
Aerospace/Defense-Equipment	0.5
Oil Refining & Marketing	0.5
Cosmetics & Toiletries	0.5
Networking Products	0.5
Non-Hazardous Waste Disposal	0.5
Instruments-Controls	0.5
Diagnostic Equipment	0.4
Building-Residential/Commercial	0.4
Commercial Services-Finance	0.4

Food-Confectionery	0.4%
Investment Management/Advisor Services	0.4
Federal Home Loan Mtg. Corp.	0.4
Finance-Other Services	0.4
Chemicals-Specialty	0.4
Retail-Major Department Stores	0.3
Import/Export	0.3
Distribution/Wholesale	0.3
Semiconductor Components-Integrated Circuits	0.3
Electronic Components-Misc.	0.3
Gas-Distribution	0.3
Computer Software	0.3
Human Resources	0.3
Industrial Gases	0.3
Semiconductor Equipment	0.3
Medical Instruments	0.3
Medical Products	0.3
Building Products-Cement	0.3
Real Estate Management/Services	0.3
Retail-Jewelry	0.3
Machinery-Electrical	0.3
Airlines	0.2
E-Commerce/Services	0.2
Building & Construction Products-Misc.	0.2
Office Automation & Equipment	0.2
Wireless Equipment	0.2
Satellite Telecom	0.2
Transport-Marine	0.2
Building & Construction-Misc.	0.2
Machinery-Construction & Mining	0.2
Building-Heavy Construction	0.2
Rubber-Tires	0.2
Computers-Periphery Equipment	0.2
Metal-Diversified	0.2
Consumer Products-Misc.	0.2
Airport Development/Maintenance	0.2
Drug Delivery Systems	0.2
Finance-Investment Banker/Broker	0.1
Coatings/Paint	0.1
Electric-Transmission	0.1
Gold Mining	0.1
Steel-Producers	0.1
Soap & Cleaning Preparation	0.1
Retail-Drug Store	0.1
Auto/Truck Parts & Equipment-Original	0.1
Oil-Field Services	0.1
Power Converter/Supply Equipment	0.1
Retail-Apparel/Shoe	0.1
Data Processing/Management	0.1
Finance-Consumer Loans	0.1
Retail-Auto Parts	0.1
Apparel Manufacturers	0.1
Advertising Agencies	0.1
Diversified Operations	0.1
Medical Labs & Testing Services	0.1
Agricultural Chemicals	0.1
Machinery-Material Handling	0.1
Internet Security	0.1
Retail-Automobile	0.1
Retail-Regional Department Stores	0.1
Dialysis Centers	0.1

298

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Savings & Loans/Thrifts	0.1%
Engineering/R&D Services	0.1
Software Tools	0.1
Medical-Outpatient/Home Medical	0.1
Computer Data Security	0.1
Electric-Generation	0.1
Rental Auto/Equipment	0.1
Diversified Minerals	0.1
Financial Guarantee Insurance	0.1
Paper & Related Products	0.1
Auto-Heavy Duty Trucks	0.1
Commercial Services	0.1
Banks-Fiduciary	0.1
Medical-Hospitals	0.1
Finance-Leasing Companies	0.1
Machinery-General Industrial	0.1
Audio/Video Products	0.1
Casino Services	0.1
Private Equity	0.1
Entertainment Software	0.1
Office Furnishings-Original	0.1
Beverages-Wine/Spirits	0.1
Consulting Services	0.1
Casino Hotels	0.1
Steel Pipe & Tube	0.1
Warehousing & Harbor Transportation Services	0.1
Security Services	0.1
Electric Products-Misc.	0.1
Containers-Paper/Plastic	0.1
Retail-Sporting Goods	0.1
Building Products-Doors & Windows	0.1

99.8%

*	Calculated as a percentage of net assets

299

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 61.6%
Advanced Materials — 0.0%
Haynes International, Inc.	300	$8,043

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	124	2,815
Omnicom Group, Inc.	575	43,303
Telaria, Inc.†	900	9,135

		55,253

Aerospace/Defense — 0.7%
Dassault Aviation SA	7	8,553
General Dynamics Corp.	111	19,474
Leonardo SpA	2,350	29,105
Lockheed Martin Corp.	323	138,283
Northrop Grumman Corp.	65	24,347
Raytheon Co.	858	189,566

		409,328

Aerospace/Defense-Equipment — 0.2%
Safran SA	125	20,211
United Technologies Corp.	566	85,013

		105,224

Agricultural Biotech — 0.0%
Corteva, Inc.	813	23,512

Agricultural Chemicals — 0.1%
China BlueChemical, Ltd.	38,000	8,080
Nutrien, Ltd.	1,040	44,393

		52,473

Agricultural Operations — 0.0%
Archer-Daniels-Midland Co.	214	9,579
Phibro Animal Health Corp., Class A	250	5,930

		15,509

Airlines — 0.2%
Air Canada†	500	16,749
Alaska Air Group, Inc.	48	3,100
Cathay Pacific Airways, Ltd.	24,870	31,267
Delta Air Lines, Inc.	249	13,879
Deutsche Lufthansa AG	1,538	23,610
Hawaiian Holdings, Inc.	200	5,576
JetBlue Airways Corp.†	109	2,161
SkyWest, Inc.	200	11,034
Southwest Airlines Co.	202	11,106
United Airlines Holdings, Inc.†	97	7,256

		125,738

Airport Development/Maintenance — 0.2%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,800	84,200

Apparel Manufacturers — 0.1%
Capri Holdings, Ltd.†	900	26,964
Deckers Outdoor Corp.†	100	19,091
Gildan Activewear, Inc.	300	8,313
Ralph Lauren Corp.	17	1,929

		56,297

Appliances — 0.0%
Whirlpool Corp.	24	3,508

Applications Software — 1.9%
CDK Global, Inc.	40	2,147
HubSpot, Inc.†	50	9,047

Security Description	Shares	Value (Note 2)
Applications Software (continued)
Microsoft Corp.	5,093	$866,982
salesforce.com, Inc.†	728	132,722
TravelSky Technology, Ltd.	9,180	19,858

		1,030,756

Athletic Footwear — 0.0%
adidas AG	68	21,525

Auction Houses/Art Dealers — 0.0%
Ritchie Bros. Auctioneers, Inc.	200	8,443

Audio/Video Products — 0.1%
Sonos, Inc.†	600	8,232
Sony Corp.	200	14,058
Universal Electronics, Inc.†	200	9,906

		32,196

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	770	55,029
Fiat Chrysler Automobiles NV	336	4,364
Ford Motor Co.	11,493	101,368
General Motors Co.	465	15,526
Honda Motor Co., Ltd.	2,489	63,567
Nissan Motor Co., Ltd.	300	1,629
Peugeot SA	437	9,070
Porsche Automobil Holding SE (Preference Shares)	200	13,564
Subaru Corp.	2,200	54,862
Toyota Motor Corp.	300	20,815
Volkswagen AG (Preference Shares)	280	50,411

		390,205

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	59	9,438
Isuzu Motors, Ltd.	1,000	9,785
PACCAR, Inc.	133	9,870
REV Group, Inc.	600	6,000

		35,093

Auto/Truck Parts & Equipment-Original — 0.1%
Allison Transmission Holdings, Inc.	45	1,989
Aptiv PLC	98	8,309
BorgWarner, Inc.	79	2,709
Dana, Inc.	950	14,639
Gentherm, Inc.†	200	9,222
JTEKT Corp.	500	5,272
Magna International, Inc.	100	5,070
Meritor, Inc.†	400	8,764
Stanley Electric Co., Ltd.	300	7,689
Titan International, Inc.	2,300	6,578

		70,241

Banks-Commercial — 1.5%
Amerant Bancorp, Inc.†	400	7,452
Associated Banc-Corp	300	5,979
Banco Bilbao Vizcaya Argentaria SA	3,000	15,505
Bancorp, Inc.†	1,051	12,433
Bank Leumi Le-Israel B.M.	903	6,502
Bank of Ireland Group PLC	2,000	9,760
Bank of N.T. Butterfield & Son, Ltd.	300	9,966
Bankinter SA	9,045	58,635
Banner Corp.	200	10,310
BAWAG Group AG*	620	26,807
BOC Hong Kong Holdings, Ltd.	3,000	9,917
Byline Bancorp, Inc.	400	7,720

300

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Cadence BanCorp	1,022	$15,974
CaixaBank SA	4,000	11,686
China Construction Bank Corp.	63,490	48,162
Citizens Financial Group, Inc.	167	6,226
Commerce Bancshares, Inc.	43	2,909
Commonwealth Bank of Australia	46	2,578
Cullen/Frost Bankers, Inc.	21	1,872
Customers Bancorp, Inc.†	400	8,552
Danske Bank A/S	5,100	85,168
DNB ASA	2,865	49,991
Erste Group Bank AG	221	8,116
Financial Institutions, Inc.	371	11,431
First BanCorp./Puerto Rico	955	8,853
First Financial Corp.	176	7,344
First Internet Bancorp	125	3,314
Fukuoka Financial Group, Inc.	500	8,595
Grupo Financiero Banorte SAB de CV, Class O	1,100	6,779
Hang Seng Bank, Ltd.	4,000	80,809
Hanmi Financial Corp.	400	6,728
Heartland Financial USA, Inc.	200	9,782
Heritage Commerce Corp.	1,000	11,600
Hilltop Holdings, Inc.	300	6,792
HomeStreet, Inc.	400	12,844
Hope Bancorp, Inc.	500	6,953
Independent Bank Corp./Michigan	300	6,414
ING Groep NV	1,674	18,169
M&T Bank Corp.	51	8,595
Meta Financial Group, Inc.	108	4,020
Midland States Bancorp, Inc.	449	11,863
MidWestOne Financial Group, Inc.	200	6,468
Northeast Bank	201	4,034
OFG Bancorp	600	11,826
Peapack Gladstone Financial Corp.	110	3,215
Peoples Bancorp, Inc.	398	12,951
Popular, Inc.	37	2,071
Raiffeisen Bank International AG	357	8,142
Regions Financial Corp.	371	5,776
Republic Bancorp, Inc., Class A	198	8,296
Resona Holdings, Inc.	1,500	6,155
Sandy Spring Bancorp, Inc.	342	11,902
Seven Bank, Ltd.	4,000	11,975
Signature Bank	19	2,696
Skandinaviska Enskilda Banken AB, Class A	1,583	15,635
Standard Chartered PLC	7,386	61,482
SVB Financial Group†	20	4,807
Toronto-Dominion Bank	200	11,053
Umpqua Holdings Corp.	400	6,760
Univest Financial Corp.	100	2,484
Western Alliance Bancorp	39	2,154
Wintrust Financial Corp.	82	5,189
Zions Bancorp NA	66	3,002

		861,178

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	354	15,852
Northern Trust Corp.	81	7,923
State Street Corp.	139	10,512

		34,287

Security Description	Shares	Value (Note 2)
Banks-Mortgage — 0.0%
Flagstar Bancorp, Inc.	300	$10,572

Banks-Super Regional — 0.8%
Huntington Bancshares, Inc.	396	5,374
KeyCorp	378	7,072
PNC Financial Services Group, Inc.	458	68,036
US Bancorp	1,858	98,883
Wells Fargo & Co.	5,409	253,898

		433,263

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	2,561	149,563
Coca-Cola European Partners PLC	192	10,101
Fevertree Drinks PLC	200	3,644
PepsiCo, Inc.	956	135,771
Suntory Beverage & Food, Ltd.	2,400	101,629

		400,708

Beverages-Wine/Spirits — 0.1%
Diageo PLC	700	27,697

Brewery — 0.4%
Anheuser-Busch InBev SA NV	470	35,460
Anheuser-Busch InBev SA NV ADR	644	48,493
Asahi Group Holdings, Ltd.	1,500	69,699
Boston Beer Co., Inc., Class A†	30	10,692
Kirin Holdings Co., Ltd.	600	13,089
Molson Coors Beverage Co., Class B	52	2,890
Royal Unibrew A/S	125	11,896

		192,219

Building & Construction Products-Misc. — 0.2%
Armstrong Flooring, Inc.†	900	3,186
Builders FirstSource, Inc.†	239	5,926
Caesarstone, Ltd.	400	5,232
Fortune Brands Home & Security, Inc.	53	3,641
Geberit AG	30	15,824
LIXIL Group Corp.	1,000	16,585
Louisiana-Pacific Corp.	400	12,272
Owens Corning	41	2,480
Patrick Industries, Inc.	300	15,564
Wienerberger AG	1,390	39,491

		120,201

Building & Construction-Misc. — 0.2%
China Machinery Engineering Corp.	40,000	14,891
Eiffage SA	59	6,849
Frontdoor, Inc.†	100	4,258
LendLease Group	1,383	16,519
Obayashi Corp.	6,000	65,576

		108,093

Building Products-Cement — 0.3%
Anhui Conch Cement Co., Ltd.	1,800	11,466
Cemex SAB de CV ADR	6,400	25,856
HeidelbergCement AG	200	13,592
LafargeHolcim, Ltd.	300	15,275
Taiheiyo Cement Corp.	500	13,397
Vulcan Materials Co.	495	70,107

		149,693

Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	300	9,546
Masonite International Corp.†	200	15,022

		24,568

301

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Wood — 0.0%
Boise Cascade Co.	300	$10,860
Masco Corp.	109	5,180

		16,040

Building-Heavy Construction — 0.2%
Bouygues SA	740	29,209
China Railway Group, Ltd.	11,000	5,997
Dycom Industries, Inc.†	175	7,073
Granite Construction, Inc.	100	2,713
Orion Group Holdings, Inc.†	4,337	18,736
Primoris Services Corp.	387	8,255
Skanska AB, Class B	784	18,116
Sterling Construction Co., Inc.†	500	6,588

		96,687

Building-Residential/Commercial — 0.4%
Beazer Homes USA, Inc.†	1,000	13,750
Bellway PLC	297	15,695
Berkeley Group Holdings PLC	200	13,890
D.R. Horton, Inc.	142	8,406
Daiwa House Industry Co., Ltd.	600	18,877
KB Home	469	17,611
Lennar Corp., Class A	107	7,101
M/I Homes, Inc.†	200	8,878
MDC Holdings, Inc.	137	5,773
Meritage Homes Corp.†	200	14,192
PulteGroup, Inc.	98	4,376
Sekisui House, Ltd.	4,600	99,151
Taylor Morrison Home Corp., Class A†	400	10,352
Toll Brothers, Inc.	54	2,395

		240,447

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	8,764	378,517
Telenet Group Holding NV	300	13,904

		392,421

Casino Hotels — 0.1%
Melco Resorts & Entertainment, Ltd. ADR	400	8,068
MGM China Holdings, Ltd.	5,200	7,247
Wynn Macau, Ltd.	5,600	11,614

		26,929

Casino Services — 0.1%
Aristocrat Leisure, Ltd.	500	11,815
Everi Holdings, Inc.†	500	6,250
Sankyo Co., Ltd.	400	13,420

		31,485

Cellular Telecom — 0.5%
China Unicom Hong Kong, Ltd.	10,000	8,337
NTT DOCOMO, Inc.	4,100	117,341
Softbank Corp.	7,800	107,114
Turkcell Iletisim Hizmet AS ADR	356	2,076
United States Cellular Corp.†	200	6,404
Vodafone Group PLC	18,270	35,947

		277,219

Chemicals-Diversified — 0.6%
Arkema SA	120	11,029
BASF SE	670	45,457
Celanese Corp.	46	4,761
Covestro AG*	96	4,061

Security Description	Shares	Value (Note 2)
Chemicals-Diversified (continued)
DuPont de Nemours, Inc.†	307	$15,712
Eastman Chemical Co.	53	3,777
FMC Corp.	50	4,780
Huntsman Corp.	74	1,521
LANXESS AG	200	12,046
LyondellBasell Industries NV, Class A	676	52,633
Mitsubishi Gas Chemical Co., Inc.	1,000	15,075
Nitto Denko Corp.	100	5,517
PPG Industries, Inc.	1,216	145,725
Showa Denko KK	700	16,798
Westlake Chemical Corp.	100	6,120

		345,012

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	1,800	5,544

Chemicals-Plastics — 0.0%
A. Schulman, Inc. CVR†(1)	111	21
PolyOne Corp.	100	3,318

		3,339

Chemicals-Specialty — 0.4%
Albemarle Corp.	40	3,211
Brenntag AG	700	36,395
Daicel Corp.	300	2,830
Ecolab, Inc.	789	154,731

		197,167

Coal — 0.0%
Arch Coal, Inc., Class A	100	5,153
SunCoke Energy, Inc.	960	5,645
Warrior Met Coal, Inc.	400	7,544

		18,342

Coatings/Paint — 0.1%
Akzo Nobel NV	271	25,577
Sherwin-Williams Co.	93	51,800

		77,377

Commercial Services — 0.1%
HMS Holdings Corp.†	180	4,918
Quanta Services, Inc.	55	2,153
SGS SA	4	11,555
WW International, Inc.†	250	8,245

		26,871

Commercial Services-Finance — 0.4%
Automatic Data Processing, Inc.	899	154,080
Cardtronics PLC, Class A†	200	9,000
Green Dot Corp., Class A†	300	9,024
H&R Block, Inc.	68	1,577
IHS Markit, Ltd.	777	61,274

		234,955

Computer Aided Design — 0.0%
Dassault Systemes SE	100	17,356

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	127	14,517
Qualys, Inc.†	100	8,574
Rapid7, Inc.†	202	11,995
Tenable Holdings, Inc.†	300	8,175

		43,261

302

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Services — 0.9%
Amdocs, Ltd.	1,030	$74,108
Atos SE	587	48,712
Capgemini SE	564	69,983
Cognizant Technology Solutions Corp., Class A	185	11,355
Infosys, Ltd. ADR	3,680	40,333
International Business Machines Corp.	1,515	217,751
Leidos Holdings, Inc.	46	4,622
MAXIMUS, Inc.	150	10,763
Nomura Research Institute, Ltd.	600	13,293

		490,920

Computer Software — 0.3%
Akamai Technologies, Inc.†	716	66,838
Box, Inc., Class A†	187	2,811
Cornerstone OnDemand, Inc.†	200	11,760
Nutanix, Inc., Class A†	957	31,074
Splunk, Inc.†	369	57,291

		169,774

Computers — 1.3%
Apple, Inc.	2,197	679,994
Hewlett Packard Enterprise Co.	496	6,909
HP, Inc.	2,315	49,356

		736,259

Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	375	9,641
Otsuka Corp.	300	11,735

		21,376

Computers-Periphery Equipment — 0.2%
Lite-On Technology Corp.	48,000	74,231
Logitech International SA	434	19,518

		93,749

Consulting Services — 0.1%
Bureau Veritas SA	400	11,043
CRA International, Inc.	200	10,656
Kelly Services, Inc., Class A	300	5,328

		27,027

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	477	68,325
Quanex Building Products Corp.	700	12,404
Spectrum Brands Holdings, Inc.	100	6,141

		86,870

Containers-Metal/Glass — 0.0%
Crown Holdings, Inc.†	52	3,850

Containers-Paper/Plastic — 0.1%
Greatview Aseptic Packaging Co., Ltd.	51,320	20,481
Packaging Corp. of America	36	3,447
Sonoco Products Co.	31	1,772

		25,700

Cosmetics & Toiletries — 0.5%
Amorepacific Corp.†	169	26,466
Essity AB, Class B	400	12,675
Procter & Gamble Co.	1,446	180,201
Unilever NV	700	40,712

		260,054

Security Description	Shares	Value (Note 2)
Cruise Lines — 0.0%
Norwegian Cruise Line Holdings, Ltd.†	82	$4,416
Royal Caribbean Cruises, Ltd.	69	8,078

		12,494

Data Processing/Management — 0.1%
CommVault Systems, Inc.†	210	9,454
Fidelity National Information Services, Inc.	345	49,563

		59,017

Diagnostic Equipment — 0.4%
GenMark Diagnostics, Inc.†	900	4,851
Oxford Immunotec Global PLC†	800	12,384
Thermo Fisher Scientific, Inc.	715	223,931

		241,166

Dialysis Centers — 0.1%
DaVita, Inc.†	53	4,233
Fresenius Medical Care AG & Co. KGaA	560	43,340

		47,573

Distribution/Wholesale — 0.3%
Ferguson PLC	200	17,926
HD Supply Holdings, Inc.†	57	2,322
Inchcape PLC	2,109	18,284
LKQ Corp.†	118	3,857
ScanSource, Inc.†	200	6,978
Sojitz Corp.	3,000	9,456
Systemax, Inc.	300	7,095
Titan Machinery, Inc.†	500	6,105
Triton International, Ltd.	282	10,589
Veritiv Corp.†	440	6,195
WESCO International, Inc.†	100	4,841
WW Grainger, Inc.	300	90,801

		184,449

Diversified Banking Institutions — 2.4%
Banco Santander SA	13,793	54,519
Bank of America Corp.	7,671	251,839
Bank of Nova Scotia†	200	10,923
Barclays PLC	28,250	62,474
BNP Paribas SA	1,760	93,587
Citigroup, Inc.	844	62,802
Goldman Sachs Group, Inc.	136	32,334
HSBC Holdings PLC	2,500	18,198
JPMorgan Chase & Co.	4,205	556,574
Lloyds Banking Group PLC	27,990	20,834
Mitsubishi UFJ Financial Group, Inc.	4,000	20,464
Mizuho Financial Group, Inc.	4,900	7,226
Morgan Stanley	622	32,506
Royal Bank of Scotland Group PLC	18,240	52,106
Sumitomo Mitsui Financial Group, Inc.	100	3,504
UBS Group AG	1,000	12,420
UniCredit SpA	5,251	70,191

		1,362,501

Diversified Manufacturing Operations — 0.2%
3M Co.	276	43,790
A.O. Smith Corp.	38	1,622
Aalberts NV	300	13,097
Eaton Corp. PLC	159	15,021
Fabrinet†	150	9,456
Illinois Tool Works, Inc.	109	19,073
IMI PLC	800	11,603
Parker-Hannifin Corp.	50	9,784

303

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Siemens AG	100	$12,384

		135,830

Diversified Minerals — 0.1%
BHP Group PLC	693	15,179
BHP Group, Ltd.	600	15,451
Teck Resources, Ltd., Class B	700	9,045

		39,675

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	1,500	13,261
Jardine Matheson Holdings, Ltd.	590	32,864
Swire Pacific, Ltd., Class A	1,000	8,758

		54,883

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†	1,800	6,606
Becton Dickinson and Co.	270	74,299

		80,905

E-Commerce/Products — 0.9%
Alibaba Group Holding, Ltd. ADR†	287	59,291
Amazon.com, Inc.†	196	393,709
eBay, Inc.	312	10,471
Etsy, Inc.†	257	12,544
Vipshop Holdings, Ltd. ADR†	1,200	15,276

		491,291

E-Commerce/Services — 0.2%
Auto Trader Group PLC*	2,200	16,182
Booking Holdings, Inc.†	19	34,780
Cargurus, Inc.†	300	10,695
Rightmove PLC	1,610	14,025
Uber Technologies, Inc.†	1,322	47,975

		123,657

Electric Products-Misc. — 0.1%
Brother Industries, Ltd.	600	11,601
Emerson Electric Co.	203	14,541

		26,142

Electric-Distribution — 0.0%
Sempra Energy	136	21,847

Electric-Generation — 0.1%
Electric Power Development Co., Ltd.	500	11,258
Engie SA	1,133	19,504
Uniper SE	350	11,486

		42,248

Electric-Integrated — 1.8%
AES Corp.	174	3,456
American Electric Power Co., Inc.	153	15,946
Atco, Ltd., Class I	1,500	58,508
Avista Corp.	350	17,797
Canadian Utilities, Ltd., Class A	2,900	88,749
Chubu Electric Power Co., Inc.	800	10,870
Dominion Energy, Inc.	1,000	85,750
Duke Energy Corp.	769	75,077
EDP—Energias de Portugal SA	19,900	99,842
Endesa SA	608	16,683
Enel SpA	1,479	12,888
Evergy, Inc.	87	6,278
Eversource Energy	96	8,874

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Fortum Oyj	743	$18,003
IDACORP, Inc.	175	19,633
Kansai Electric Power Co., Inc.	4,200	47,070
NextEra Energy, Inc.	85	22,797
NorthWestern Corp.	80	6,158
OGE Energy Corp.	52	2,384
Origin Energy, Ltd.	802	4,332
Otter Tail Corp.	200	10,712
Pinnacle West Capital Corp.	1,238	120,940
PNM Resources, Inc.	250	13,558
Portland General Electric Co.	1,619	99,568
Public Service Enterprise Group, Inc.	194	11,485
Southern Co.	1,516	106,726
Tohoku Electric Power Co., Inc.	800	7,476
WEC Energy Group, Inc.	102	10,189

		1,001,749

Electric-Transmission — 0.1%
Red Electrica Corp. SA	3,802	75,982

Electronic Components-Misc. — 0.3%
Benchmark Electronics, Inc.	550	16,929
Gentex Corp.	91	2,709
Jabil, Inc.	1,648	64,091
Nippon Electric Glass Co., Ltd.	500	9,612
Plexus Corp.†	171	12,162
Sanmina Corp.†	500	15,920
Sensata Technologies Holding PLC†	981	46,372
Vishay Intertechnology, Inc.	500	10,145

		177,940

Electronic Components-Semiconductors — 1.3%
Amkor Technology, Inc.†	780	8,775
ams AG†	200	8,136
Broadcom, Inc.	353	107,722
Dialog Semiconductor PLC†	361	15,918
Diodes, Inc.†	203	10,483
DSP Group, Inc.†	100	1,446
Infineon Technologies AG	1,520	32,951
Intel Corp.	3,868	247,281
Magnachip Semiconductor Corp.†	500	6,725
Micron Technology, Inc.†	421	22,351
NVIDIA Corp.	245	57,925
ON Semiconductor Corp.†	156	3,611
Photronics, Inc.†	1,000	12,780
Qorvo, Inc.†	42	4,446
Texas Instruments, Inc.	1,247	150,451
Xperi Corp.	600	9,654

		700,655

Electronic Forms — 0.5%
Adobe, Inc.†	845	296,713

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	31	2,354

Electronic Security Devices — 0.0%
Alarm.com Holdings, Inc.†	200	8,786

Engineering/R&D Services — 0.1%
AECOM†	57	2,749
COMSYS Holdings Corp.	400	11,578
Exponent, Inc.	200	14,554
Fluor Corp.	400	7,156
KBR, Inc.	352	9,575

		45,612

304

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	1,300	$4,771

Enterprise Software/Service — 0.8%
Benefitfocus, Inc.†	100	1,850
Blackline, Inc.†	200	12,234
LiveRamp Holdings, Inc.†	200	8,048
Manhattan Associates, Inc.†	100	8,546
MobileIron, Inc.†	908	4,331
New Relic, Inc.†	74	4,885
Open Text Corp. (NASDAQ)	2,000	89,980
Open Text Corp. (TSX)	300	13,502
Oracle Corp.	4,268	223,857
Progress Software Corp.	300	13,539
SailPoint Technologies Holding, Inc.†	250	6,272
SAP SE	110	14,395
SPS Commerce, Inc.†	200	11,366
Verint Systems, Inc.†	133	7,714
Workiva, Inc.†	250	11,372

		431,891

Entertainment Software — 0.1%
Electronic Arts, Inc.†	112	12,087
Glu Mobile, Inc.†	1,400	8,260
NetEase, Inc. ADR	30	9,623

		29,970

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	146	4,676
Credit Acceptance Corp.†	7	3,003
Santander Consumer USA Holdings, Inc.	130	3,461

		11,140

Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	200	6,790
Enova International, Inc.†	581	14,560
EZCORP, Inc., Class A†	1,000	6,220
Navient Corp.	450	6,471
OneMain Holdings, Inc.	52	2,203
Regional Management Corp.†	459	12,646
Synchrony Financial	249	8,070

		56,960

Finance-Credit Card — 1.0%
American Express Co.	817	106,104
Capital One Financial Corp.	179	17,864
Discover Financial Services	122	9,166
Visa, Inc., Class A	2,021	402,118
Western Union Co.	152	4,089

		539,341

Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	1,678	76,433
Jefferies Financial Group, Inc.	118	2,553

		78,986

Finance-Leasing Companies — 0.1%
AerCap Holdings NV†	200	11,322
Far East Horizon, Ltd.	25,030	22,110

		33,432

Finance-Other Services — 0.4%
BGC Partners, Inc., Class A	2,000	11,540
CME Group, Inc.	369	80,114
IG Group Holdings PLC	12,508	109,589

Security Description	Shares	Value (Note 2)
Finance-Other Services (continued)
SEI Investments Co.	46	$3,002

		204,245

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	100	4,584
MBIA, Inc.†	700	6,342
MGIC Investment Corp.	850	11,722
Radian Group, Inc.	600	14,694

		37,342

Food-Confectionery — 0.4%
Hershey Co.	801	124,291
J.M. Smucker Co.	359	37,196
Mondelez International, Inc., Class A	1,061	60,880

		222,367

Food-Dairy Products — 0.0%
Danone SA	210	16,817

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	113	9,337

Food-Misc./Diversified — 0.7%
Associated British Foods PLC	500	17,394
Calbee, Inc.	300	9,799
Campbell Soup Co.	1,301	62,955
Conagra Brands, Inc.	187	6,156
Ingredion, Inc.	25	2,200
John B. Sanfilippo & Son, Inc.	100	8,430
Kellogg Co.	1,281	87,377
Kraft Heinz Co.	468	13,666
McCormick & Co., Inc.	196	32,021
Nestle SA	800	88,315
Tate & Lyle PLC	5,269	54,988

		383,301

Food-Retail — 0.7%
Empire Co., Ltd., Class A	5,300	122,949
ICA Gruppen AB	1,400	61,485
Jardine Strategic Holdings, Ltd.	400	12,194
Kesko Oyj, Class B	700	47,376
Koninklijke Ahold Delhaize NV	4,450	109,313
Seven & i Holdings Co., Ltd.	400	15,336

		368,653

Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	700	8,526
United Natural Foods, Inc.†	900	6,480
US Foods Holding Corp.†	31	1,245

		16,251

Footwear & Related Apparel — 0.0%
Crocs, Inc.†	400	15,164
Skechers U.S.A., Inc., Class A†	52	1,944

		17,108

Gas-Distribution — 0.3%
Chesapeake Utilities Corp.	100	9,621
Enagas SA	4,523	121,866
New Jersey Resources Corp.	160	6,611
ONE Gas, Inc.	125	11,812
Osaka Gas Co., Ltd.	700	11,783
Spire, Inc.	150	12,648

		174,341

305

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gas-Transportation — 0.0%
Snam SpA	2,238	$12,009

Gold Mining — 0.1%
Newcrest Mining, Ltd.	1,400	28,185
Novagold Resources, Inc.†	5,090	46,423

		74,608

Home Decoration Products — 0.0%
Newell Brands, Inc.	163	3,183

Hotels/Motels — 0.0%
Fosun International, Ltd.	7,500	9,933
Hyatt Hotels Corp., Class A	11	930
Marcus Corp.	300	8,745

		19,608

Human Resources — 0.3%
Adecco Group AG	950	55,866
Barrett Business Services, Inc.	122	10,105
Heidrick & Struggles International, Inc.	350	9,947
Insperity, Inc.	150	13,105
Kforce, Inc.	310	11,485
Korn Ferry	300	12,294
ManpowerGroup, Inc.	22	2,013
Paylocity Holding Corp.†	100	14,189
Randstad NV	350	20,092
Robert Half International, Inc.	39	2,269
TrueBlue, Inc.†	400	8,764

		160,129

Import/Export — 0.3%
ITOCHU Corp.	4,600	107,329
Marubeni Corp.	1,700	12,201
Mitsubishi Corp.	700	17,969
Mitsui & Co., Ltd.	1,300	23,144
Sumitomo Corp.	1,100	16,399
Toyota Tsusho Corp.	300	10,296

		187,338

Independent Power Producers — 0.0%
NRG Energy, Inc.	97	3,579
Vistra Energy Corp.	185	4,166

		7,745

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	472	112,671
Linde PLC†	229	46,517

		159,188

Instruments-Controls — 0.5%
Honeywell International, Inc.	1,373	237,831
Rotork PLC	2,500	9,994

		247,825

Instruments-Scientific — 0.0%
Fluidigm Corp.†	400	1,536

Insurance-Life/Health — 0.5%
Aflac, Inc.	282	14,543
AIA Group, Ltd.	1,000	9,859
Athene Holding, Ltd., Class A†	56	2,439
Aviva PLC	3,902	20,592
AXA SA	2,580	68,737
Baloise Holding AG	43	7,775
Equitable Holdings, Inc.†	179	4,299

Security Description	Shares	Value (Note 2)
Insurance-Life/Health (continued)
FGL Holdings	800	$7,720
Globe Life, Inc.	89	9,279
Great-West Lifeco, Inc.	600	15,546
Health Insurance Innovations, Inc., Class A†	300	6,894
iA Financial Corp., Inc.	300	16,510
Japan Post Holdings Co., Ltd.	2,000	18,171
Japan Post Insurance Co., Ltd.	700	11,814
Legal & General Group PLC	1,754	7,059
Lincoln National Corp.	70	3,814
Manulife Financial Corp.	800	15,584
Principal Financial Group, Inc.	107	5,666
Prudential Financial, Inc.	155	14,114
Prudential PLC	1,300	23,137
T&D Holdings, Inc.	1,000	10,573

		294,125

Insurance-Multi-line — 0.8%
Aegon NV	3,088	12,547
Ageas	300	16,540
Allianz SE	150	35,957
Allstate Corp.	124	14,699
American Financial Group, Inc.	57	6,201
ASR Nederland NV	367	13,642
Chubb, Ltd.	174	26,446
Cincinnati Financial Corp.	54	5,667
Direct Line Insurance Group PLC	24,985	111,817
Hartford Financial Services Group, Inc.	934	55,368
Loews Corp.	114	5,865
MetLife, Inc.	1,161	57,713
Talanx AG	1,315	65,794
Voya Financial, Inc.	58	3,465
Zurich Insurance Group AG	22	9,145

		440,866

Insurance-Property/Casualty — 1.3%
Alleghany Corp.†	6	4,786
Arch Capital Group, Ltd.†	156	6,889
Assurant, Inc.	444	57,969
Berkshire Hathaway, Inc., Class B†	1,126	252,708
Employers Holdings, Inc.	200	8,530
Fidelity National Financial, Inc.	1,742	84,922
First American Financial Corp.	809	50,142
Hallmark Financial Services, Inc.†	400	6,880
Hanover Insurance Group, Inc.	13	1,802
HCI Group, Inc.	300	13,281
Markel Corp.†	5	5,865
MS&AD Insurance Group Holdings, Inc.	200	6,617
Old Republic International Corp.	82	1,849
Progressive Corp.	156	12,588
Safety Insurance Group, Inc.	100	9,208
Samsung Fire & Marine Insurance Co., Ltd.	185	32,539
Sompo Holdings, Inc.	200	7,461
Stewart Information Services Corp.	200	8,350
Travelers Cos., Inc.	1,069	140,702
Universal Insurance Holdings, Inc.	250	6,085
WR Berkley Corp.	61	4,485

		723,658

Insurance-Reinsurance — 0.6%
Axis Capital Holdings, Ltd.	1,101	70,740
Essent Group, Ltd.	156	7,739
Everest Re Group, Ltd.	379	104,820

306

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance (continued)
Hannover Rueck SE	48	$9,350
Muenchener Rueckversicherungs-Gesellschaft AG	80	23,606
Reinsurance Group of America, Inc.	24	3,457
Swiss Re AG	815	92,095

		311,807

Internet Connectivity Services — 0.0%
Cogent Communications Holdings, Inc.	200	14,186

Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	1,930	389,686

Internet Content-Information/News — 0.0%
Yelp, Inc.†	350	11,410

Internet Security — 0.1%
Palo Alto Networks, Inc.†	218	51,182

Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.	100	7,985
Altisource Portfolio Solutions SA†	145	2,697
Ameriprise Financial, Inc.	53	8,767
Artisan Partners Asset Management, Inc., Class A	300	10,020
BlackRock, Inc.	60	31,641
Boston Private Financial Holdings, Inc.	1,100	12,540
Brightsphere Investment Group, Inc.	769	7,082
CI Financial Corp.	600	10,514
Eaton Vance Corp.	42	1,922
Federated Hermes, Inc.	400	14,492
Franklin Resources, Inc.	163	4,124
Julius Baer Group, Ltd.	1,122	56,088
LPL Financial Holdings, Inc.	31	2,856
Quilter PLC*	5,000	11,186
Raymond James Financial, Inc.	54	4,937
Stifel Financial Corp.	300	19,407
T. Rowe Price Group, Inc.	90	12,018

		218,276

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	14	1,650

Machine Tools & Related Products — 0.0%
Amada Holdings Co., Ltd.	1,000	10,414
Lincoln Electric Holdings, Inc.	21	1,873

		12,287

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	212	27,846
Hyster-Yale Materials Handling, Inc.	150	8,098
Komatsu, Ltd.	2,005	44,055
Manitowoc Co, Inc.†	400	5,780
Oshkosh Corp.	26	2,237
Sandvik AB	324	5,920
Terex Corp.	300	7,605

		101,541

Machinery-Electrical — 0.3%
Hitachi, Ltd.	1,660	63,391
Mitsubishi Heavy Industries, Ltd.	2,100	76,132

		139,523

Machinery-Farming — 0.1%
AGCO Corp.	29	2,034
CNH Industrial NV†	4,540	42,767

Security Description	Shares	Value (Note 2)
Machinery-Farming (continued)
Deere & Co.	121	$19,188

		63,989

Machinery-General Industrial — 0.1%
Atlas Copco AB, Class A	400	14,193
Crane Co.	13	1,111
GEA Group AG	350	10,505
Intevac, Inc.†	1,152	6,912

		32,721

Machinery-Material Handling — 0.1%
KION Group AG	830	52,237

Machinery-Pumps — 0.0%
Dover Corp.	48	5,465
NN, Inc.	900	7,767

		13,232

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	354	6,199

Medical Instruments — 0.3%
Apyx Medical Corp.†	900	6,831
Bruker Corp.	100	4,947
LivaNova PLC†	100	6,797
Medtronic PLC	1,154	133,218
Silk Road Medical, Inc.†	100	4,654

		156,447

Medical Labs & Testing Services — 0.1%
Fulgent Genetics, Inc.†	500	6,690
ICON PLC†	60	10,117
Laboratory Corp. of America Holdings†	37	6,490
Medpace Holdings, Inc.†	200	17,110
Natera, Inc.†	239	8,367
Quest Diagnostics, Inc.	52	5,755

		54,529

Medical Laser Systems — 0.0%
Cutera, Inc.†	200	5,636

Medical Products — 0.3%
Cardiovascular Systems, Inc.†	175	7,943
Globus Medical, Inc., Class A†	200	10,456
GN Store Nord A/S	200	9,931
Haemonetics Corp.†	110	11,813
Henry Schein, Inc.†	57	3,930
Inogen, Inc.†	60	2,656
Integer Holdings Corp.†	100	8,540
iRadimed Corp.†	300	7,650
iRhythm Technologies, Inc.†	150	12,844
Koninklijke Philips NV	370	16,937
Luminex Corp.	252	5,717
Masimo Corp.†	53	9,042
Nevro Corp.†	100	13,291
Orthofix Medical, Inc.†	150	6,489
Sartorius Stedim Biotech	65	11,710
Smith & Nephew PLC	600	14,440
Zynex, Inc.†	200	1,922

		155,311

Medical-Biomedical/Gene — 1.0%
ACADIA Pharmaceuticals, Inc.†	200	7,988
Achillion Pharmaceuticals, Inc. CVR†(1)	1,296	0
Aduro Biotech, Inc.†	1,400	2,352
Affimed NV†	2,800	7,336

307

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Agenus, Inc.†	2,300	$8,602
Alexion Pharmaceuticals, Inc.†	407	40,452
AMAG Pharmaceuticals, Inc.†	171	1,515
Amgen, Inc.	708	152,963
Arena Pharmaceuticals, Inc.†	200	9,138
Arrowhead Pharmaceuticals, Inc.†	175	7,334
Bio-Rad Laboratories, Inc., Class A†	9	3,248
Biogen, Inc.†	70	18,820
BioMarin Pharmaceutical, Inc.†	396	33,066
Dicerna Pharmaceuticals, Inc.†	400	7,898
Editas Medicine, Inc.†	410	10,836
Emergent BioSolutions, Inc.†	87	4,793
Esperion Therapeutics, Inc.†	150	8,112
Five Prime Therapeutics, Inc.†	1,000	4,720
Gilead Sciences, Inc.	2,291	144,791
ImmunoGen, Inc.†	2,200	10,395
Karyopharm Therapeutics, Inc.†	500	8,075
Ligand Pharmaceuticals, Inc.†	100	8,781
PDL BioPharma, Inc.†	1,124	3,698
PTC Therapeutics, Inc.†	200	10,300
Puma Biotechnology, Inc.†	100	786
REGENXBIO, Inc.†	120	5,224
Retrophin, Inc.†	137	2,118
Veracyte, Inc.†	300	7,875

		531,216

Medical-Drugs — 5.0%
AbbVie, Inc.	1,300	105,326
Akorn, Inc.†	1,400	2,142
Alkermes PLC†	300	5,223
Astellas Pharma, Inc.	4,100	72,644
AstraZeneca PLC	150	14,666
Bausch Health Cos, Inc.†	300	8,231
Bayer AG	810	65,406
Bristol-Myers Squibb Co.	1,900	119,605
Catalyst Pharmaceuticals, Inc.†	1,182	4,858
Chiasma, Inc.†	1,000	4,720
Chimerix, Inc.†	2,800	4,620
Chugai Pharmaceutical Co., Ltd.	200	20,469
Concert Pharmaceuticals, Inc.†	953	10,178
Corcept Therapeutics, Inc.†	204	2,585
Eli Lilly & Co.	879	122,744
Enanta Pharmaceuticals, Inc.†	100	5,154
GlaxoSmithKline PLC	6,189	145,318
Harrow Health, Inc.†	1,800	10,476
Hikma Pharmaceuticals PLC	434	10,525
Jazz Pharmaceuticals PLC†	22	3,154
Johnson & Johnson	3,385	503,925
Jounce Therapeutics, Inc.†	1,400	8,806
Lannett Co., Inc.†	600	4,884
Mallinckrodt PLC†	500	2,295
Merck & Co., Inc.	4,244	362,607
Merck KGaA	200	25,724
Nippon Shinyaku Co., Ltd.	100	8,937
Novartis AG	1,140	107,838
Novo Nordisk A/S, Class B	2,272	138,695
Pacira BioSciences, Inc.†	300	12,966
Pfizer, Inc.	7,888	293,749
Roche Holding AG	833	280,355
Sanofi	1,509	145,534
Shionogi & Co., Ltd.	400	23,779
Supernus Pharmaceuticals, Inc.†	90	2,058

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
UCB SA	125	$11,517
Vanda Pharmaceuticals, Inc.†	569	7,255
Voyager Therapeutics, Inc.†	300	3,309
Zoetis, Inc.	644	86,431

		2,768,708

Medical-Generic Drugs — 0.0%
Endo International PLC†	1,400	7,938
Momenta Pharmaceuticals, Inc.†	248	7,197
Perrigo Co. PLC	53	3,023

		18,158

Medical-HMO — 0.9%
Anthem, Inc.	97	25,732
Humana, Inc.	328	110,287
Magellan Health, Inc.†	100	7,321
Triple-S Management Corp., Class B†	259	4,563
UnitedHealth Group, Inc.	1,391	378,978

		526,881

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	130	18,044
Select Medical Holdings Corp.†	500	11,420
Universal Health Services, Inc., Class B	31	4,250

		33,714

Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	200	9,040

Medical-Outpatient/Home Medical — 0.1%
Addus HomeCare Corp.†	150	14,151
Amedisys, Inc.†	100	17,649
Pennant Group, Inc.†	100	2,640
Providence Service Corp.†	167	10,830

		45,270

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	79	6,759
Cardinal Health, Inc.	112	5,736
McKesson Corp.	69	9,840

		22,335

Metal Processors & Fabrication — 0.0%
AZZ, Inc.	200	8,252
Park-Ohio Holdings Corp.	200	5,880

		14,132

Metal-Diversified — 0.2%
Glencore PLC	24,894	72,976
Mitsubishi Materials Corp.	200	5,012
Rio Tinto PLC	201	10,832
South32, Ltd.	1,885	3,229

		92,049

Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.†	3,992	6,427
Hillenbrand, Inc.	111	3,222

		9,649

Motion Pictures & Services — 0.0%
IMAX Corp.†	500	8,270

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	60	2,004
Yamaha Motor Co., Ltd.	900	16,544

		18,548

308

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multimedia — 0.5%
Pearson PLC	700	$5,250
Walt Disney Co.	1,829	252,969

		258,219

Networking Products — 0.5%
Arista Networks, Inc.†	103	23,004
Cisco Systems, Inc.	4,362	200,521
NeoPhotonics Corp.†	900	6,867
NETGEAR, Inc.†	300	7,716
Telefonaktiebolaget LM Ericsson, Class B	1,771	13,935

		252,043

Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	716	68,056
Waste Management, Inc.	1,482	180,359

		248,415

Office Automation & Equipment — 0.2%
Canon, Inc.	1,300	34,256
FUJIFILM Holdings Corp.	1,600	79,135
Xerox Holdings Corp.	74	2,632

		116,023

Office Furnishings-Original — 0.1%
Herman Miller, Inc.	221	8,542
HNI Corp.	400	14,388
Steelcase, Inc., Class A	266	4,950

		27,880

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	700	6,048
Avery Dennison Corp.	25	3,281

		9,329

Oil & Gas Drilling — 0.0%
Drilling Co. of 1972 A/S†	66	3,683

Oil Companies-Exploration & Production — 0.3%
Berry Petroleum Corp.	800	5,480
ConocoPhillips	422	25,080
Laredo Petroleum, Inc.†	1,200	2,064
Lundin Petroleum AB	300	9,117
Ovintiv, Inc.†	1,170	18,230
PDC Energy, Inc.†	400	8,636
Penn Virginia Corp.†	90	1,923
Pioneer Natural Resources Co.	625	84,375
QEP Resources, Inc.	2,400	7,608
Santos, Ltd.	2,520	14,388
SM Energy Co.	400	3,672
Southwestern Energy Co.†	1,400	2,198
Talos Energy, Inc.†	149	3,269

		186,040

Oil Companies-Integrated — 1.1%
BP PLC	15,990	96,366
Chevron Corp.	1,749	187,388
China Petroleum & Chemical Corp.	66,000	34,825
Eni SpA	797	11,179
Exxon Mobil Corp.	1,450	90,074
Galp Energia SGPS SA	559	8,451
Imperial Oil, Ltd.	300	7,114
Repsol SA	1,148	15,819
Royal Dutch Shell PLC, Class A	4,187	109,495

Security Description	Shares	Value (Note 2)
Oil Companies-Integrated (continued)
TOTAL SA	1,157	$56,381

		617,092

Oil Field Machinery & Equipment — 0.0%
CIMC Enric Holdings, Ltd.	35,160	17,882

Oil Refining & Marketing — 0.5%
HollyFrontier Corp.	62	2,785
JXTG Holdings, Inc.	2,500	10,669
Neste Oyj	2,049	81,529
Phillips 66	529	48,335
Sunoco LP	1,454	45,234
Valero Energy Corp.	854	72,001

		260,553

Oil-Field Services — 0.1%
MRC Global, Inc.†	700	7,882
NOW, Inc.†	700	7,007
Saipem SpA†	6,770	28,095
SBM Offshore NV	321	5,517
Schlumberger, Ltd.	605	20,274

		68,775

Optical Supplies — 0.0%
STAAR Surgical Co.†	300	10,092

Paper & Related Products — 0.1%
Domtar Corp.	300	10,446
International Paper Co.	151	6,149
Oji Holdings Corp.	1,100	5,554
Resolute Forest Products, Inc.†	1,304	4,551
Verso Corp., Class A†	525	8,846

		35,546

Patient Monitoring Equipment — 0.0%
CareDx, Inc.†	300	7,248

Pharmacy Services — 0.2%
CVS Health Corp.	1,776	120,448

Photo Equipment & Supplies — 0.0%
Nikon Corp.	500	6,023

Physical Therapy/Rehabilitation Centers — 0.0%
Catasys, Inc.†	300	5,136
Encompass Health Corp.	37	2,850

		7,986

Pipelines — 0.2%
Enterprise Products Partners LP	1,635	42,134
Kinder Morgan, Inc.	3,308	69,038

		111,172

Poultry — 0.0%
Sanderson Farms, Inc.	100	13,769

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.	21	3,008
Schneider Electric SE	630	63,153

		66,161

Private Equity — 0.1%
3i Group PLC	1,125	16,364
Intermediate Capital Group PLC	600	13,706

		30,070

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	225	16,914

309

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts — 1.3%
AGNC Investment Corp.	3,341	$62,109
American Tower Corp.	599	138,812
Annaly Capital Management, Inc.	5,345	52,167
CareTrust REIT, Inc.	300	6,654
Chatham Lodging Trust	186	3,041
CoreCivic, Inc.	700	11,165
Equinix, Inc.	94	55,435
Essential Properties Realty Trust, Inc.	300	8,283
GEO Group, Inc.	600	9,480
Hersha Hospitality Trust	177	2,296
Industrial Logistics Properties Trust	300	6,867
Life Storage, Inc.	980	110,916
Monmouth Real Estate Investment Corp.	500	7,315
Outfront Media, Inc.	200	5,948
Park Hotels & Resorts, Inc.	417	9,149
Pebblebrook Hotel Trust	199	4,720
Public Storage	500	111,880
RLJ Lodging Trust	800	12,448
RPT Realty	270	3,767
Ryman Hospitality Properties, Inc.	29	2,466
Sabra Health Care REIT, Inc.	300	6,450
Scentre Group	2,500	6,377
Simon Property Group, Inc.	650	86,548
Sunstone Hotel Investors, Inc.	800	10,144
Urban Edge Properties	500	9,195
Xenia Hotels & Resorts, Inc.	207	3,869

		747,501

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	128	7,814
Daito Trust Construction Co., Ltd.	800	94,219
Marcus & Millichap, Inc.†	80	2,832
Newmark Group, Inc., Class A	700	8,239
RE/MAX Holdings, Inc., Class A	282	10,795
Realogy Holdings Corp.	300	3,177
Vonovia SE	359	20,511

		147,587

Real Estate Operations & Development — 0.7%
Aroundtown SA	12,371	117,174
CapitaLand, Ltd.	3,900	10,268
China Vanke Co., Ltd.	3,400	11,950
Howard Hughes Corp.†	5	608
LEG Immobilien AG	100	12,353
McGrath RentCorp	97	7,500
PSP Swiss Property AG	575	86,940
Sun Hung Kai Properties, Ltd.	1,000	13,861
Swire Properties, Ltd.	1,800	5,564
TAG Immobilien AG	4,755	125,436
Wharf Holdings, Ltd.	6,000	14,812

		406,466

Recreational Vehicles — 0.0%
Polaris, Inc.	23	2,112

Rental Auto/Equipment — 0.1%
AMERCO	7	2,599
Ashtead Group PLC	431	13,902
Herc Holdings, Inc.†	300	12,036
Rent-A-Center, Inc.	300	8,739
United Rentals, Inc.†	29	3,935

		41,211

Security Description	Shares	Value (Note 2)
Resort/Theme Parks — 0.0%
SeaWorld Entertainment, Inc.†	200	$6,892

Retail-Apparel/Shoe — 0.1%
Cato Corp., Class A	282	4,524
Genesco, Inc.†	200	7,864
Hennes & Mauritz AB, Class B	600	13,181
Industria de Diseno Textil SA	600	20,190
Next PLC	185	16,769
Shoe Carnival, Inc.	100	3,586

		66,114

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	316	41,633
AutoZone, Inc.†	9	9,522
Genuine Parts Co.	56	5,240

		56,395

Retail-Automobile — 0.1%
America’s Car-Mart, Inc.†	100	10,978
Asbury Automotive Group, Inc.†	100	9,645
CarMax, Inc.†	63	6,114
Lithia Motors, Inc., Class A	100	13,564
Rush Enterprises, Inc., Class A	225	9,675

		49,976

Retail-Building Products — 0.5%
Beacon Roofing Supply, Inc.†	100	3,311
BMC Stock Holdings, Inc.†	600	17,511
Home Depot, Inc.	1,167	266,193

		287,015

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	100	8,469
Yamada Denki Co., Ltd.	2,700	13,584

		22,053

Retail-Discount — 0.6%
Costco Wholesale Corp.	186	56,827
Target Corp.	177	19,601
Walmart, Inc.	2,092	239,513

		315,941

Retail-Drug Store — 0.1%
Sundrug Co., Ltd.	300	10,143
Walgreens Boots Alliance, Inc.	1,191	60,562

		70,705

Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	29	2,032

Retail-Jewelry — 0.3%
Pandora A/S	2,637	136,281
Signet Jewelers, Ltd.	300	7,293

		143,574

Retail-Major Department Stores — 0.3%
Marui Group Co., Ltd.	500	11,510
Nordstrom, Inc.	60	2,211
TJX Cos., Inc.	2,995	176,825

		190,546

Retail-Misc./Diversified — 0.0%
Mr. Price Group, Ltd.	652	7,317

Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	500	19,560

310

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	63	$3,825
Kohl’s Corp.	1,049	44,845

		48,670

Retail-Restaurants — 0.7%
BJ’s Restaurants, Inc.	141	5,609
Bloomin’ Brands, Inc.	600	12,462
Brinker International, Inc.	1,302	55,582
Cheesecake Factory, Inc.	1,538	59,059
Cracker Barrel Old Country Store, Inc.	100	15,293
Dine Brands Global, Inc.	200	17,050
Jack in the Box, Inc.	90	7,358
McDonald’s Corp.	494	105,701
Restaurant Brands International, Inc.	200	12,202
Starbucks Corp.	1,100	93,313

		383,629

Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	200	8,846
Hibbett Sports, Inc.†	653	16,181

		25,027

Rubber-Tires — 0.2%
Bridgestone Corp.	1,300	45,937
Cie Generale des Etablissements Michelin SCA	142	16,516
Sumitomo Rubber Industries, Ltd.	3,000	32,812

		95,265

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	500	8,090
Trinseo SA	350	10,052

		18,142

Satellite Telecom — 0.2%
Eutelsat Communications SA	4,785	71,769
SES SA FDR	3,172	39,012

		110,781

Savings & Loans/Thrifts — 0.1%
Axos Financial, Inc.†	209	5,887
Berkshire Hills Bancorp, Inc.	307	8,642
First Financial Northwest, Inc.	479	7,008
Flushing Financial Corp.	300	5,961
HomeTrust Bancshares, Inc.	241	6,391
New York Community Bancorp, Inc.	179	1,980
People’s United Financial, Inc.	695	10,717

		46,586

Schools — 0.0%
K12, Inc.†	250	4,035
Laureate Education, Inc., Class A†	500	10,420
Perdoceo Education Corp.†	391	6,952

		21,407

Security Services — 0.1%
G4S PLC	10,180	26,240

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	199	2,669

Semiconductor Components-Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	116	8,910
NXP Semiconductors NV	200	25,372

Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits (continued)
QUALCOMM, Inc.	681	$58,096
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,460	78,752
United Microelectronics Corp.	4,895	11,846

		182,976

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	305	17,687
ASM Pacific Technology, Ltd.	1,920	25,909
ASML Holding NV (Euronext Amsterdam)	138	38,703
ASML Holding NV (NASDAQ)	172	48,274
Cabot Microelectronics Corp.	100	14,551
Lam Research Corp.	45	13,419

		158,543

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	16	4,176

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	974	72,290

Software Tools — 0.1%
VMware, Inc., Class A†	306	45,306

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	400	16,628
Tenaris SA	958	9,914

		26,542

Steel-Producers — 0.1%
ArcelorMittal	1,470	21,704
BlueScope Steel, Ltd.	426	3,990
Nucor Corp.	116	5,509
POSCO ADR	51	2,265
Reliance Steel & Aluminum Co.	25	2,870
Schnitzer Steel Industries, Inc., Class A	200	3,216
SSAB AB, Class A	3,194	9,787
Steel Dynamics, Inc.	83	2,480
thyssenkrupp AG†	1,680	20,785

		72,606

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	600	3,768

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	183	7,443

Telecom Services — 0.5%
ATN International, Inc.	100	5,787
BCE, Inc.	2,100	98,954
HKT Trust & HKT, Ltd.	83,000	123,862
Switch, Inc., Class A	200	3,200
TELUS Corp.	1,400	56,121

		287,924

Telecommunication Equipment — 0.0%
ADTRAN, Inc.	831	7,521
Juniper Networks, Inc.	127	2,913

		10,434

Telephone-Integrated — 1.7%
AT&T, Inc.	4,912	184,789
Deutsche Telekom AG	6,837	110,770
KDDI Corp.	4,300	128,125
KT Corp. ADR†	7,900	82,318
Nippon Telegraph & Telephone Corp.	3,800	96,750
Shenandoah Telecommunications Co.	200	8,070

311

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telephone-Integrated (continued)
Telecom Italia SpA†	51,250	$27,569
Telefonica SA	2,000	13,536
Telephone & Data Systems, Inc.	200	4,536
Verizon Communications, Inc.	5,008	297,676

		954,139

Television — 0.0%
Sinclair Broadcast Group, Inc., Class A	250	7,480

Textile-Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SE	50	21,846

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	27	3,555

Therapeutics — 0.0%
Anika Therapeutics, Inc.†	100	4,111
La Jolla Pharmaceutical Co.†	700	4,795
Recro Pharma, Inc.†	400	6,596
Sarepta Therapeutics, Inc.†	56	6,494

		21,996

Tobacco — 0.9%
Altria Group, Inc.	2,300	109,319
British American Tobacco PLC	800	35,364
Imperial Brands PLC	5,007	128,592
Japan Tobacco, Inc.	2,500	52,901
KT&G Corp.†	1,244	98,891
Philip Morris International, Inc.	598	49,455
Scandinavian Tobacco Group A/S*	1,101	14,437
Swedish Match AB	305	17,275

		506,234

Tools-Hand Held — 0.0%
Snap-on, Inc.	21	3,352
Stanley Black & Decker, Inc.	54	8,604

		11,956

Toys — 0.0%
Bandai Namco Holdings, Inc.	300	17,457

Transactional Software — 0.0%
SimCorp A/S	130	14,386

Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	150	3,353

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	200	4,818

Transport-Marine — 0.2%
AP Moller—Maersk A/S, Series B	51	61,120
Ardmore Shipping Corp.†	800	4,920
DHT Holdings, Inc.	1,000	5,630
Dorian LPG, Ltd.†	500	6,560
GasLog, Ltd.	400	2,592
Golden Ocean Group, Ltd.†	1,200	5,376
International Seaways, Inc.†	300	6,678
Nordic American Tankers, Ltd.	2,400	8,112
Safe Bulkers, Inc.†	1,204	1,565
Teekay Tankers, Ltd.†	412	6,712

		109,265

Transport-Rail — 0.2%
Aurizon Holdings, Ltd.	23,500	83,579
CSX Corp.	299	22,826

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Rail (continued)
Seibu Holdings, Inc.	800	$12,521

		118,926

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	336	24,266
ComfortDelGro Corp., Ltd.	32,700	51,588
Kamigumi Co., Ltd.	500	10,666
Royal Mail PLC	21,945	57,628
United Parcel Service, Inc., Class B	1,896	196,274

		340,422

Transport-Truck — 0.0%
Covenant Transportation Group, Inc., Class A†	131	1,662
Knight-Swift Transportation Holdings, Inc.	66	2,447
Werner Enterprises, Inc.	116	4,276

		8,385

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	100	6,170

Warehousing & Harbor Transportation Services — 0.1%
Hutchison Port Holdings Trust	166,203	26,445

Water — 0.0%
Veolia Environnement SA	220	6,504

Water Treatment Systems — 0.0%
Pentair PLC	57	2,447

Web Hosting/Design — 0.0%
NIC, Inc.	700	13,811

Web Portals/ISP — 0.7%
Alphabet, Inc., Class A†	97	138,980
Alphabet, Inc., Class C†	153	219,437
Baidu, Inc. ADR†	280	34,597
Meet Group, Inc.†	1,500	7,995

		401,009

Wire & Cable Products — 0.0%
Insteel Industries, Inc.	200	4,474

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	650	115,050

Total Common Stocks (cost $31,716,227)		34,392,325

U.S. CORPORATE BONDS & NOTES — 13.2%
Aerospace/Defense-Equipment — 0.3%
United Technologies Corp. Senior Notes 4.50% due 04/15/2020	$158,000	158,864

Applications Software — 0.3%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	135,000	172,175

Banks-Commercial — 0.4%
BB&T Corp. Senior Notes 3.20% due 09/03/2021	220,000	224,917

312

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional — 0.5%
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	$140,000	$144,472
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	160,000	167,384

		311,856

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	140,000	154,412

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 4.65% due 07/15/2042	135,000	167,815

Diversified Banking Institutions — 1.7%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	220,000	237,399
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	145,000	153,538
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	186,000	235,171
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	115,000	158,938
Morgan Stanley Senior Notes 3.77% due 01/24/2029	135,000	148,426

		933,472

Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	180,000	240,123

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	240,000	245,726

Finance-Credit Card — 1.2%
American Express Credit Corp. Senior Notes 3.30% due 05/03/2027	220,000	237,713
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	235,000	246,445
Visa, Inc. Senior Notes 4.30% due 12/14/2045	135,000	172,744

		656,902

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	135,000	166,558

Security Description	Principal Amount	Value (Note 2)
Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	$137,000	$147,444

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	160,000	164,768

Machinery-Farming — 0.5%
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	280,000	285,332

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	210,000	218,929

Medical-HMO — 0.8%
Humana, Inc. Senior Notes 3.95% due 08/15/2049	150,000	159,903
UnitedHealth Group, Inc. Senior Notes 2.70% due 07/15/2020	126,000	126,560
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	160,000	164,910

		451,373

Multimedia — 0.5%
Walt Disney Co. Company Guar. Notes 3.00% due 02/13/2026	290,000	309,796

Oil Companies-Exploration & Production — 0.6%
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	140,000	149,221
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	160,000	167,112

		316,333

Oil Companies-Integrated — 0.7%
Chevron Corp. Senior Notes 2.42% due 11/17/2020	225,000	226,214
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	145,000	161,270

		387,484

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	143,000	166,797

Pipelines — 0.4%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	220,000	236,354

Retail-Building Products — 0.3%
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	135,000	162,389

313

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants — 0.3%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	$137,000	$146,503

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	120,000	152,380
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	134,000	154,999
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	10,000	11,158

		318,537

Transport-Rail — 0.9%
Burlington Northern Santa Fe LLC Senior Notes 4.05% due 06/15/2048	155,000	183,583
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	300,000	322,400

		505,983

Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	130,000	144,720

Total U.S. Corporate Bonds & Notes (cost $6,970,013)		7,395,562

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	155,000	162,223

Oil Companies-Integrated — 0.4%
Shell International Finance BV Company Guar. Notes 3.88% due 11/13/2028	210,000	237,651

Total Foreign Corporate Bonds & Notes (cost $384,397)		399,874

U.S. GOVERNMENT AGENCIES — 2.4%
Federal Home Loan Mtg. Corp. — 0.4%
Federal Home Loan Mtg. Corp. 3.50% due 03/01/2046	191,670	204,495

Federal National Mtg. Assoc. — 2.0%
2.13% due 04/24/2026	465,000	482,453
2.63% due 09/06/2024	300,000	316,610
4.50% due 02/01/2048	297,437	315,010

		1,114,073

Total U.S. Government Agencies (cost $1,263,017)		1,318,568

U.S. GOVERNMENT TREASURIES — 12.3%
United States Treasury Bonds — 2.6%
1.00% due 02/15/2048 TIPS(2)	136,640	162,939
2.75% due 11/15/2047	455,000	525,649
3.00% due 08/15/2048	135,000	163,867

Security Description	Shares/ Principal Amount	Value (Note 2)
United States Treasury Bonds (continued)
3.38% due 05/15/2044	$475,000	$599,279

		1,451,734

United States Treasury Notes — 9.7%
1.25% due 10/31/2021	500,000	498,926
1.63% due 08/15/2029	165,000	166,502
1.75% due 05/15/2023	305,000	309,301
2.00% due 11/30/2022	320,000	326,087
2.00% due 02/15/2025	378,000	390,078
2.00% due 11/15/2026	420,000	435,471
2.13% due 06/30/2022	465,000	473,919
2.25% due 01/31/2024	225,000	233,165
2.25% due 11/15/2024	475,000	495,132
2.25% due 02/15/2027	300,000	316,383
2.63% due 08/31/2020	375,000	377,197
2.63% due 02/15/2029	835,000	914,162
3.13% due 05/15/2021	465,000	474,754

		5,411,077

Total U.S. Government Treasuries (cost $6,558,086)		6,862,811

EXCHANGE-TRADED FUNDS — 5.2%
Invesco S&P 500 Quality ETF	35,750	1,294,508
iShares Edge MSCI USA Momentum Factor ETF	11,154	1,452,920
iShares Russell 1000 Value ETF	903	120,605
iShares Russell 2000 ETF	399	64,051

Total Exchange-Traded Funds (cost $2,727,474)		2,932,084

Total Long-Term Investment Securities (cost $49,619,214)		53,301,224

SHORT-TERM INVESTMENT SECURITIES — 4.4%
Registered Investment Companies — 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52%(3) (cost $2,444,880)	2,444,880	2,444,880

TOTAL INVESTMENTS (cost $52,064,094)(4)	99.8%	55,746,104
Other assets less liabilities	0.2	131,771

NET ASSETS	100.0%	$55,877,875

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $72,673 representing 0.1% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Principal amount of security is adjusted for inflation.
(3)	The rate shown is the 7-day yield as of January 31, 2020.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

FDR — Fiduciary Depositary Receipt

NASDAQ — National Association of Securities Dealers Automated

TIPS — Treasury Inflation Protected Securities

TSX — Toronto Stock Exchange

314

SunAmerica Series Trust SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

2	Long	S&P 500 E-Mini Index	March 2020	$317,085	$322,400	$5,315

						Unrealized (Depreciation)

2	Short	U.S. Treasury 10 Year Notes	March 2020	$258,871	$263,313	$(4,442)

		Net Unrealized Appreciation (Depreciation)				$873

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$3,318	$—		$21	$3,339
Medical-Biomedical/Gene	531,216	—		0	531,216
Other Industries	23,863,273	9,994,497	**	—	33,857,770
U.S. Corporate Bonds & Notes	—	7,395,562		—	7,395,562
Foreign Corporate Bonds & Notes	—	399,874		—	399,874
U.S. Government Agencies	—	1,318,568		—	1,318,568
U.S. Government Treasuries	—	6,862,811		—	6,862,811
Exchange-Traded Funds	2,932,084	—		—	2,932,084
Short-Term Investment Securities	2,444,880	—		—	2,444,880

Total Investments at Value	$29,774,771	$25,971,312		$21	$55,746,104

Other Financial Instruments:†
Futures Contracts	$5,315	$—		$—	$5,315

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,442	$—		$—	$4,442

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period level 3 investments in securities were not considered a material portion of the portfolio. There were no level 3 transfers during the reporting period.

See Notes to Financial Statements

315

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Applications Software	10.8%
Computers	8.3
Medical-Drugs	5.8
Web Portals/ISP	5.4
Finance-Credit Card	4.3
E-Commerce/Products	4.3
Internet Content-Entertainment	3.7
Medical-Biomedical/Gene	2.9
Data Processing/Management	2.8
Enterprise Software/Service	2.6
Electronic Forms	2.5
Real Estate Investment Trusts	2.4
Retail-Restaurants	2.3
Cable/Satellite TV	2.2
Computer Services	2.0
Semiconductor Equipment	1.8
Retail-Discount	1.5
Entertainment Software	1.3
Insurance-Multi-line	1.3
Consumer Products-Misc.	1.3
Electronic Components-Semiconductors	1.3
Tobacco	1.2
Independent Power Producers	1.2
Medical-Hospitals	1.2
Athletic Footwear	1.2
E-Commerce/Services	1.1
Aerospace/Defense-Equipment	1.1
Medical-Wholesale Drug Distribution	1.1
Diversified Manufacturing Operations	1.1
Internet Application Software	1.1
Electric Products-Misc.	1.1
Diagnostic Kits	1.0
Auto/Truck Parts & Equipment-Original	1.0
Aerospace/Defense	1.0
Beverages-Non-alcoholic	1.0
Web Hosting/Design	1.0
Commercial Services-Finance	1.0
Machinery-Farming	1.0
Transport-Rail	0.8
Retail-Auto Parts	0.8
Footwear & Related Apparel	0.8
Food-Misc./Diversified	0.8
Communications Software	0.8
Medical Instruments	0.8
Auto-Heavy Duty Trucks	0.7
Chemicals-Diversified	0.6
Medical-HMO	0.6
Retail-Consumer Electronics	0.5
Retail-Apparel/Shoe	0.5
Distribution/Wholesale	0.4
Finance-Consumer Loans	0.4
Non-Hazardous Waste Disposal	0.3
Finance-Investment Banker/Broker	0.3
Building-Residential/Commercial	0.3
Electric-Integrated	0.3
Networking Products	0.3
Pipelines	0.2

Consulting Services	0.2
Computer Aided Design	0.1

99.7%

*	Calculated as a percentage of net assets

316

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.7%
Aerospace/Defense — 1.0%
Boeing Co.	2,493	$793,447
Lockheed Martin Corp.	4,391	1,879,875
Northrop Grumman Corp.	11,893	4,454,761

		7,128,083

Aerospace/Defense-Equipment — 1.1%
L3Harris Technologies, Inc.†	36,072	7,983,816

Applications Software — 10.8%
Microsoft Corp.	388,145	66,073,923
ServiceNow, Inc.†	32,411	10,962,373

		77,036,296

Athletic Footwear — 1.2%
NIKE, Inc., Class B	87,609	8,436,747

Auto-Heavy Duty Trucks — 0.7%
Cummins, Inc.	32,075	5,131,038

Auto/Truck Parts & Equipment-Original — 1.0%
Allison Transmission Holdings, Inc.	56,204	2,484,217
Lear Corp.	38,873	4,788,376

		7,272,593

Beverages-Non-alcoholic — 1.0%
PepsiCo, Inc.	50,189	7,127,842

Building-Residential/Commercial — 0.3%
Toll Brothers, Inc.	52,221	2,316,524

Cable/Satellite TV — 2.2%
Charter Communications, Inc., Class A†	18,408	9,525,404
Comcast Corp., Class A	147,949	6,389,917

		15,915,321

Chemicals-Diversified — 0.6%
Eastman Chemical Co.	60,546	4,315,113

Commercial Services-Finance — 1.0%
FleetCor Technologies, Inc.†	11,595	3,655,092
Global Payments, Inc.	17,544	3,428,975

		7,084,067

Communications Software — 0.8%
RingCentral, Inc., Class A†	26,532	5,454,448

Computer Aided Design — 0.1%
Cadence Design Systems, Inc.†	14,544	1,048,768

Computer Services — 2.0%
Accenture PLC, Class A	32,376	6,643,879
Leidos Holdings, Inc.	75,603	7,595,833

		14,239,712

Computers — 8.3%
Apple, Inc.	192,464	59,569,533

Computers-Memory Devices — 0.0%
Western Digital Corp.	4,614	302,217

Consulting Services — 0.2%
Verisk Analytics, Inc.	7,363	1,196,267

Consumer Products-Misc. — 1.3%
Kimberly-Clark Corp.	65,817	9,427,627

Data Processing/Management — 2.8%
Fidelity National Information Services, Inc.	66,889	9,609,274
Fiserv, Inc.†	88,885	10,542,650

		20,151,924

Security Description	Shares	Value (Note 2)
Diagnostic Kits — 1.0%
IDEXX Laboratories, Inc.†	26,926	$7,297,215

Distribution/Wholesale — 0.4%
Copart, Inc.†	28,838	2,925,903

Diversified Manufacturing Operations — 1.1%
Eaton Corp. PLC	55,358	5,229,670
Illinois Tool Works, Inc.	15,068	2,636,599

		7,866,269

E-Commerce/Products — 4.3%
Amazon.com, Inc.†	15,238	30,608,875

E-Commerce/Services — 1.1%
Booking Holdings, Inc.†	4,470	8,182,558

Electric Products-Misc. — 1.1%
AMETEK, Inc.	77,807	7,558,950

Electric-Integrated — 0.3%
AES Corp.	99,684	1,979,724

Electronic Components-Semiconductors — 1.3%
NVIDIA Corp.	5,288	1,250,242
Texas Instruments, Inc.	64,546	7,787,475

		9,037,717

Electronic Forms — 2.5%
Adobe, Inc.†	51,739	18,167,632

Enterprise Software/Service — 2.6%
Atlassian Corp. PLC, Class A†	2,797	411,159
Oracle Corp.	182,152	9,553,872
Paycom Software, Inc.†	9,018	2,869,167
Veeva Systems, Inc., Class A†	40,711	5,968,640

		18,802,838

Entertainment Software — 1.3%
Electronic Arts, Inc.†	23,452	2,530,940
Take-Two Interactive Software, Inc.†	56,905	7,092,639

		9,623,579

Finance-Consumer Loans — 0.4%
Synchrony Financial	78,417	2,541,495

Finance-Credit Card — 4.3%
Mastercard, Inc., Class A	71,045	22,445,957
Visa, Inc., Class A	42,972	8,550,139

		30,996,096

Finance-Investment Banker/Broker — 0.3%
TD Ameritrade Holding Corp.	50,077	2,377,656

Food-Misc./Diversified — 0.8%
General Mills, Inc.	106,097	5,540,385

Footwear & Related Apparel — 0.8%
Skechers U.S.A., Inc., Class A†	152,368	5,697,039

Independent Power Producers — 1.2%
NRG Energy, Inc.	163,556	6,033,581
Vistra Energy Corp.	107,157	2,413,175

		8,446,756

Insurance-Multi-line — 1.3%
Hartford Financial Services Group, Inc.	47,840	2,835,955
MetLife, Inc.	133,433	6,632,955

		9,468,910

317

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Application Software — 1.1%
Okta, Inc.†	61,354	$7,856,380

Internet Content-Entertainment — 3.7%
Facebook, Inc., Class A†	130,551	26,359,552

Machinery-Farming — 1.0%
AGCO Corp.	97,550	6,842,157

Medical Instruments — 0.8%
Boston Scientific Corp.†	127,861	5,353,540

Medical-Biomedical/Gene — 2.9%
Biogen, Inc.†	30,195	8,117,926
Illumina, Inc.†	27,280	7,913,110
Incyte Corp.†	55,222	4,035,071
Regeneron Pharmaceuticals, Inc.†	2,453	828,967

		20,895,074

Medical-Drugs — 5.8%
Bristol-Myers Squibb Co.	40,128	2,526,058
Eli Lilly & Co.	95,825	13,381,003
Johnson & Johnson	66,561	9,908,936
Merck & Co., Inc.	30,557	2,610,790
PRA Health Sciences, Inc.†	23,227	2,353,127
Zoetis, Inc.	78,041	10,473,883

		41,253,797

Medical-HMO — 0.6%
UnitedHealth Group, Inc.	15,588	4,246,951

Medical-Hospitals — 1.2%
HCA Healthcare, Inc.	60,845	8,445,286

Medical-Wholesale Drug Distribution — 1.1%
AmerisourceBergen Corp.	9,189	786,211
McKesson Corp.	50,269	7,168,862

		7,955,073

Networking Products — 0.3%
Cisco Systems, Inc.	42,274	1,943,336

Non-Hazardous Waste Disposal — 0.3%
Waste Management, Inc.	20,015	2,435,825

Pipelines — 0.2%
Equitrans Midstream Corp.	149,032	1,441,139

Real Estate Investment Trusts — 2.4%
American Tower Corp.	50,194	11,631,957
Sun Communities, Inc.	32,199	5,221,712

		16,853,669

Retail-Apparel/Shoe — 0.5%
Ross Stores, Inc.	29,030	3,256,876

Security Description	Shares	Value (Note 2)
Retail-Auto Parts — 0.8%
AutoZone, Inc.†	5,656	$5,983,822

Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	40,235	3,407,502

Retail-Discount — 1.5%
Dollar General Corp.	24,630	3,778,488
Target Corp.	62,568	6,928,781

		10,707,269

Retail-Restaurants — 2.3%
Chipotle Mexican Grill, Inc.†	5,100	4,420,476
Starbucks Corp.	146,001	12,385,265

		16,805,741

Semiconductor Equipment — 1.8%
Applied Materials, Inc.	169,729	9,842,585
Lam Research Corp.	9,164	2,732,796

		12,575,381

Tobacco — 1.2%
Altria Group, Inc.	44,318	2,106,435
Philip Morris International, Inc.	81,203	6,715,488

		8,821,923

Transport-Rail — 0.8%
CSX Corp.	36,871	2,814,732
Kansas City Southern	18,965	3,199,206

		6,013,938

Web Hosting/Design — 1.0%
VeriSign, Inc.†	34,119	7,101,529

Web Portals/ISP — 5.4%
Alphabet, Inc., Class A†	11,414	16,353,751
Alphabet, Inc., Class C†	15,726	22,554,701

		38,908,452

Total Long-Term Investment Securities (cost $559,188,894)		713,721,745

TOTAL INVESTMENTS (cost $559,188,894)(1)	99.7%	713,721,745
Other assets less liabilities	0.3	2,424,849

NET ASSETS	100.0%	$716,146,594

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$713,721,745	$—	$—	$713,721,745

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

318

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.9%
Medical-Drugs	6.0
Web Portals/ISP	5.2
Finance-Credit Card	5.1
Computer Services	4.5
Applications Software	4.4
Diagnostic Equipment	3.9
Retail-Discount	3.9
Medical Instruments	2.7
Real Estate Investment Trusts	2.2
Data Processing/Management	2.1
Beverages-Wine/Spirits	2.0
Cable/Satellite TV	2.0
Instruments-Controls	1.9
Drug Delivery Systems	1.8
Finance-Other Services	1.7
Chemicals-Diversified	1.7
Computers	1.7
Internet Content-Entertainment	1.6
Oil Companies-Exploration & Production	1.6
Cosmetics & Toiletries	1.6
Electronic Forms	1.6
Electronic Components-Semiconductors	1.5
Aerospace/Defense-Equipment	1.4
Coatings/Paint	1.4
Transport-Rail	1.4
Pipelines	1.4
Networking Products	1.4
Entertainment Software	1.3
Electronic Measurement Instruments	1.3
Private Equity	1.2
Banks-Commercial	1.2
Retail-Gardening Products	1.2
Textile-Apparel	1.2
Containers-Metal/Glass	1.1
Food-Dairy Products	1.1
Food-Confectionery	1.1
Insurance-Multi-line	1.1
Oil-Field Services	1.1
Electric Products-Misc.	1.1
Retail-Apparel/Shoe	1.1
Retail-Restaurants	0.9
Semiconductor Components-Integrated Circuits	0.9
Consumer Products-Misc.	0.9
Electronic Connectors	0.9
Athletic Footwear	0.8
Medical Products	0.8
Veterinary Diagnostics	0.7
Transport-Truck	0.7
Machinery-Pumps	0.7
Hotels/Motels	0.6
Multimedia	0.6
Finance-Investment Banker/Broker	0.6
Electric-Integrated	0.6
Medical-Biomedical/Gene	0.4

99.8%

*	Calculated as a percentage of net assets

319

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.8%
Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	93,597	$14,058,269

Applications Software — 4.4%
Microsoft Corp.	191,360	32,575,213
salesforce.com, Inc.†	64,560	11,769,933

		44,345,146

Athletic Footwear — 0.8%
NIKE, Inc., Class B	88,914	8,562,418

Banks-Commercial — 1.2%
Truist Financial Corp.	239,289	12,340,134

Beverages-Wine/Spirits — 2.0%
Diageo PLC	242,231	9,584,217
Pernod Ricard SA	62,781	10,888,642

		20,472,859

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	456,378	19,710,966

Chemicals-Diversified — 1.7%
DuPont de Nemours, Inc.	147,746	7,561,640
PPG Industries, Inc.	80,157	9,606,015

		17,167,655

Coatings/Paint — 1.4%
Sherwin-Williams Co.	24,955	13,899,685

Computer Services — 4.5%
Accenture PLC, Class A	99,852	20,490,629
Amdocs, Ltd.	168,152	12,098,536
Cognizant Technology Solutions Corp., Class A	201,207	12,350,086

		44,939,251

Computers — 1.7%
Apple, Inc.	54,004	16,714,778

Consumer Products-Misc. — 0.9%
Kimberly-Clark Corp.	61,184	8,763,996

Containers-Metal/Glass — 1.1%
Crown Holdings, Inc.†	157,111	11,630,927

Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	155,124	11,445,049
Estee Lauder Cos., Inc., Class A	24,475	4,776,541

		16,221,590

Data Processing/Management — 2.1%
Fidelity National Information Services, Inc.	150,749	21,656,601

Diagnostic Equipment — 3.9%
Danaher Corp.	112,533	18,103,184
Thermo Fisher Scientific, Inc.	67,341	21,090,528

		39,193,712

Diversified Banking Institutions — 6.9%
Bank of America Corp.	702,151	23,051,617
Goldman Sachs Group, Inc.	67,844	16,129,911
JPMorgan Chase & Co.	227,006	30,046,514

		69,228,042

Drug Delivery Systems — 1.8%
Becton Dickinson and Co.	67,272	18,511,909

Security Description	Shares	Value (Note 2)
Electric Products-Misc. — 1.1%
AMETEK, Inc.	113,206	$10,997,963

Electric-Integrated — 0.6%
American Electric Power Co., Inc.	57,249	5,966,491

Electronic Components-Semiconductors — 1.5%
Texas Instruments, Inc.	121,753	14,689,499

Electronic Connectors — 0.9%
TE Connectivity, Ltd.	94,300	8,692,574

Electronic Forms — 1.6%
Adobe, Inc.†	45,411	15,945,619

Electronic Measurement Instruments — 1.3%
Fortive Corp.	170,296	12,760,279

Entertainment Software — 1.3%
Electronic Arts, Inc.†	122,348	13,203,796

Finance-Credit Card — 5.1%
Mastercard, Inc., Class A	83,086	26,250,191
Visa, Inc., Class A	127,422	25,353,155

		51,603,346

Finance-Investment Banker/Broker — 0.6%
TD Ameritrade Holding Corp.	127,351	6,046,625

Finance-Other Services — 1.7%
Nasdaq, Inc.	149,662	17,429,637

Food-Confectionery — 1.1%
Mondelez International, Inc., Class A	194,721	11,173,091

Food-Dairy Products — 1.1%
Danone SA	143,010	11,452,550

Hotels/Motels — 0.6%
Marriott International, Inc., Class A	46,999	6,582,680

Instruments-Controls — 1.9%
Honeywell International, Inc.	109,516	18,970,362

Insurance-Multi-line — 1.1%
Chubb, Ltd.	73,444	11,162,754

Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	81,693	16,494,634

Machinery-Pumps — 0.7%
Flowserve Corp.	154,209	7,198,476

Medical Instruments — 2.7%
Medtronic PLC	239,239	27,617,750

Medical Products — 0.8%
Abbott Laboratories	91,565	7,978,974

Medical-Biomedical/Gene — 0.4%
Illumina, Inc.†	12,743	3,696,362

Medical-Drugs — 6.0%
Eli Lilly & Co.	110,005	15,361,098
Johnson & Johnson	175,844	26,177,896
PRA Health Sciences, Inc.†	86,416	8,754,805
Zoetis, Inc.	79,449	10,662,851

		60,956,650

Multimedia — 0.6%
Walt Disney Co.	45,759	6,328,927

Networking Products — 1.4%
Cisco Systems, Inc.	296,938	13,650,240

320

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 1.6%
ConocoPhillips	84,324	$5,011,376
EOG Resources, Inc.	154,775	11,284,645

		16,296,021

Oil-Field Services — 1.1%
Core Laboratories NV	81,549	2,864,816
Schlumberger, Ltd.	245,444	8,224,829

		11,089,645

Pipelines — 1.4%
Enterprise Products Partners LP	531,336	13,692,529

Private Equity — 1.2%
Blackstone Group, Inc., Class A†	205,580	12,554,771

Real Estate Investment Trusts — 2.2%
American Tower Corp.	95,820	22,205,327

Retail-Apparel/Shoe — 1.1%
Ross Stores, Inc.	97,074	10,890,732

Retail-Discount — 3.9%
Costco Wholesale Corp.	39,628	12,107,147
Dollar General Corp.	66,808	10,249,015
Dollar Tree, Inc.†	92,152	8,023,675
Target Corp.	79,291	8,780,685

		39,160,522

Retail-Gardening Products — 1.2%
Tractor Supply Co.	127,942	11,892,209

Security Description	Shares	Value (Note 2)
Retail-Restaurants — 0.9%
Starbucks Corp.	112,980	$9,584,093

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	82,396	9,042,961

Textile-Apparel — 1.2%
LVMH Moet Hennessy Louis Vuitton SE	27,078	11,830,699

Transport-Rail — 1.4%
Canadian National Railway Co.	148,437	13,869,953

Transport-Truck — 0.7%
Old Dominion Freight Line, Inc.	37,384	7,335,862

Veterinary Diagnostics — 0.7%
Elanco Animal Health, Inc.†	242,551	7,494,826

Web Portals/ISP — 5.2%
Alphabet, Inc., Class A†	26,021	37,282,369
Alphabet, Inc., Class C†	10,366	14,867,228

		52,149,597

TOTAL INVESTMENTS (cost $669,673,932)(1)	99.8%	1,007,106,964
Other assets less liabilities	0.2	1,745,692

NET ASSETS	100.0%	$1,008,852,656

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$963,350,856	$43,756,108	**	$—	$1,007,106,964

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

321

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

United States Treasury Notes	6.8%
Diversified Banking Institutions	6.5
Diversified Financial Services	5.0
Federal National Mtg. Assoc.	4.9
Medical-Drugs	4.2
Federal Home Loan Mtg. Corp.	4.0
United States Treasury Bonds	3.9
Electric-Integrated	3.2
Government National Mtg. Assoc.	3.1
Uniform Mtg. Backed Securities	2.3
Diversified Manufacturing Operations	2.3
Banks-Super Regional	2.1
Diagnostic Equipment	2.0
Cable/Satellite TV	1.9
Applications Software	1.7
Real Estate Investment Trusts	1.7
Insurance-Multi-line	1.5
Insurance Brokers	1.4
Pipelines	1.3
Electronic Components-Semiconductors	1.3
Tobacco	1.2
Transport-Rail	1.2
Medical Instruments	1.2
Food-Misc./Diversified	1.2
Computer Services	1.2
Data Processing/Management	1.1
Medical Products	1.1
Oil Companies-Integrated	1.1
Aerospace/Defense-Equipment	1.1
Semiconductor Components-Integrated Circuits	1.0
Investment Management/Advisor Services	1.0
Chemicals-Diversified	1.0
Finance-Investment Banker/Broker	0.9
Auto/Truck Parts & Equipment-Original	0.9
Banks-Commercial	0.9
Instruments-Controls	0.9
Aerospace/Defense	0.9
Computers	0.9
Telephone-Integrated	0.9
Oil Companies-Exploration & Production	0.8
Medical-Hospitals	0.8
Pharmacy Services	0.7
Commercial Services-Finance	0.7
Building Products-Air & Heating	0.7
Finance-Credit Card	0.7
Retail-Discount	0.6
Insurance-Property/Casualty	0.6
Beverages-Wine/Spirits	0.5
Machinery-Farming	0.5
Medical-Wholesale Drug Distribution	0.5
Oil Refining & Marketing	0.5
Tools-Hand Held	0.5
Banks-Fiduciary	0.5
Electric-Distribution	0.5
Finance-Other Services	0.5
Coatings/Paint	0.5
Consumer Products-Misc.	0.4
Retail-Restaurants	0.4
Private Equity	0.4
Electronic Forms	0.4
Building Products-Wood	0.4

Beverages-Non-alcoholic	0.4%
Soap & Cleaning Preparation	0.4
Municipal Bonds & Notes	0.3
Food-Confectionery	0.3
Web Portals/ISP	0.3
Machinery-Electrical	0.3
Enterprise Software/Service	0.3
Cosmetics & Toiletries	0.3
Brewery	0.3
Metal-Diversified	0.3
Airlines	0.2
Agricultural Operations	0.2
Appliances	0.2
Investment Companies	0.2
Hotels/Motels	0.2
Semiconductor Equipment	0.2
Retail-Consumer Electronics	0.2
Athletic Footwear	0.2
E-Commerce/Services	0.2
Textile-Apparel	0.2
Finance-Leasing Companies	0.2
Retail-Gardening Products	0.2
Entertainment Software	0.1
Drug Delivery Systems	0.1
Machinery-General Industrial	0.1
E-Commerce/Products	0.1
Rental Auto/Equipment	0.1
Medical Labs & Testing Services	0.1
Electric-Transmission	0.1
Advertising Agencies	0.1
Auto-Heavy Duty Trucks	0.1
Banks-Money Center	0.1
Consulting Services	0.1
Auto-Cars/Light Trucks	0.1
Gas-Distribution	0.1
Building Products-Cement	0.1
Agricultural Biotech	0.1
Retail-Building Products	0.1
Insurance-Mutual	0.1
Power Converter/Supply Equipment	0.1
Non-Hazardous Waste Disposal	0.1
Containers-Paper/Plastic	0.1
Oil-Field Services	0.1

100.6%

*	Calculated as a percentage of net assets

322

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 59.1%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	7,888	$594,045

Aerospace/Defense — 0.9%
Lockheed Martin Corp.	5,209	2,230,077
Northrop Grumman Corp.	5,964	2,233,936

		4,464,013

Aerospace/Defense-Equipment — 0.9%
L3Harris Technologies, Inc.	3,732	826,004
United Technologies Corp.	23,661	3,553,882

		4,379,886

Agricultural Biotech — 0.1%
Corteva, Inc.	13,670	395,336

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	27,377	1,225,395

Airlines — 0.2%
Delta Air Lines, Inc.	22,005	1,226,559

Appliances — 0.2%
Whirlpool Corp.	8,189	1,196,986

Applications Software — 1.6%
Microsoft Corp.	49,167	8,369,698

Athletic Footwear — 0.2%
NIKE, Inc., Class B	10,087	971,378

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	3,534	565,334

Auto/Truck Parts & Equipment-Original — 0.7%
Aptiv PLC	9,754	827,042
Lear Corp.	23,302	2,870,340

		3,697,382

Banks-Commercial — 0.7%
Truist Financial Corp.	72,045	3,715,361

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	17,966	804,518
State Street Corp.	23,026	1,741,456

		2,545,974

Banks-Super Regional — 1.8%
PNC Financial Services Group, Inc.	18,317	2,720,991
US Bancorp	61,096	3,251,529
Wells Fargo & Co.	63,749	2,992,378

		8,964,898

Beverages-Non-alcoholic — 0.4%
Coca-Cola European Partners PLC	10,993	578,342
PepsiCo, Inc.	9,649	1,370,351

		1,948,693

Beverages-Wine/Spirits — 0.4%
Diageo PLC	54,748	2,166,183

Building Products-Air & Heating — 0.7%
Johnson Controls International PLC	85,772	3,383,705

Building Products-Wood — 0.3%
Masco Corp.	33,043	1,570,203

Cable/Satellite TV — 1.5%
Comcast Corp., Class A	179,042	7,732,824

Chemicals-Diversified — 1.0%
DuPont de Nemours, Inc.	27,272	1,395,781

Security Description	Shares	Value (Note 2)
Chemicals-Diversified (continued)
PPG Industries, Inc.	30,465	$3,650,926

		5,046,707

Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	36,685	1,056,895
Sherwin-Williams Co.	1,430	796,496

		1,853,391

Commercial Services-Finance — 0.5%
Equifax, Inc.	10,026	1,502,897
Moody’s Corp.	3,498	898,252

		2,401,149

Computer Services — 1.2%
Accenture PLC, Class A	22,178	4,551,148
Amdocs, Ltd.	14,542	1,046,297
Cognizant Technology Solutions Corp., Class A	6,498	398,847

		5,996,292

Computers — 0.7%
Apple, Inc.	11,053	3,421,014

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	15,472	2,216,209

Containers-Paper/Plastic — 0.1%
Transcontinental, Inc., Class A	23,764	279,407

Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	17,190	1,268,278
Procter & Gamble Co.	1,843	229,675

		1,497,953

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc.	16,433	2,360,765
Fiserv, Inc.†	25,037	2,969,638

		5,330,403

Diagnostic Equipment — 1.7%
Danaher Corp.	31,123	5,006,757
Thermo Fisher Scientific, Inc.	11,760	3,683,114

		8,689,871

Diversified Banking Institutions — 5.2%
Bank of America Corp.	145,997	4,793,081
BNP Paribas SA	5,215	277,304
Citigroup, Inc.	85,333	6,349,629
Goldman Sachs Group, Inc.	26,607	6,325,814
JPMorgan Chase & Co.	67,310	8,909,152

		26,654,980

Diversified Manufacturing Operations — 2.3%
3M Co.	14,975	2,375,934
Eaton Corp. PLC	51,841	4,897,419
Illinois Tool Works, Inc.	18,132	3,172,737
Ingersoll-Rand PLC	8,166	1,087,956

		11,534,046

E-Commerce/Products — 0.1%
Amazon.com, Inc.†	365	733,183

Electric-Distribution — 0.2%
Sempra Energy	5,619	902,636

Electric-Integrated — 2.6%
Duke Energy Corp.	38,011	3,711,014

323

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
Exelon Corp.	53,459	$2,544,114
FirstEnergy Corp.	29,572	1,501,962
NextEra Energy, Inc.	1,325	355,365
Public Service Enterprise Group, Inc.	13,750	814,000
Southern Co.	43,468	3,060,147
WEC Energy Group, Inc.	7,366	735,789
Xcel Energy, Inc.	7,925	548,331

		13,270,722

Electronic Components-Semiconductors — 1.1%
Intel Corp.	18,192	1,163,014
Samsung Electronics Co., Ltd. (Preference Shares)	25,443	1,003,658
Texas Instruments, Inc.	27,117	3,271,666

		5,438,338

Electronic Forms — 0.4%
Adobe, Inc.†	5,803	2,037,665

Enterprise Software/Service — 0.3%
Oracle Corp.	29,110	1,526,820

Entertainment Software — 0.1%
Electronic Arts, Inc.†	7,347	792,888

Finance-Credit Card — 0.4%
American Express Co.	6,285	816,233
Visa, Inc., Class A	5,490	1,092,345

		1,908,578

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	50,308	2,291,530
TD Ameritrade Holding Corp.	41,509	1,970,847

		4,262,377

Finance-Other Services — 0.3%
Nasdaq, Inc.	11,508	1,340,222

Food-Confectionery — 0.3%
J.M. Smucker Co.	10,777	1,116,605
Mondelez International, Inc., Class A	11,998	688,445

		1,805,050

Food-Misc./Diversified — 1.2%
Danone SA	11,941	956,261
General Mills, Inc.	29,793	1,555,791
Ingredion, Inc.	8,895	782,760
Nestle SA	24,847	2,742,959

		6,037,771

Hotels/Motels — 0.1%
Marriott International, Inc., Class A	4,754	665,845

Instruments-Controls — 0.9%
Honeywell International, Inc.	25,951	4,495,232

Insurance Brokers — 1.2%
Aon PLC	20,422	4,497,946
Marsh & McLennan Cos., Inc.	13,948	1,560,223

		6,058,169

Insurance-Multi-line — 1.5%
Chubb, Ltd.	26,386	4,010,408
MetLife, Inc.	41,465	2,061,225
Zurich Insurance Group AG	3,810	1,583,661

		7,655,294

Security Description	Shares	Value (Note 2)
Insurance-Property/Casualty — 0.6%
Travelers Cos., Inc.	21,952	$2,889,322

Investment Management/Advisor Services — 0.9%
BlackRock, Inc.	3,741	1,972,817
Invesco, Ltd.	71,991	1,245,444
T. Rowe Price Group, Inc.	10,457	1,396,323

		4,614,584

Machinery-Electrical — 0.3%
Hitachi, Ltd.	36,000	1,374,749
Regal Beloit Corp.	3,091	242,520

		1,617,269

Machinery-Farming — 0.4%
AGCO Corp.	23,365	1,638,821
Deere & Co.	4,082	647,324

		2,286,145

Medical Instruments — 1.0%
Medtronic PLC	42,528	4,909,432

Medical Products — 0.8%
Abbott Laboratories	37,437	3,262,260
Zimmer Biomet Holdings, Inc.	6,527	965,343

		4,227,603

Medical-Drugs — 4.2%
Bayer AG	16,075	1,298,034
Eli Lilly & Co.	18,001	2,513,660
Johnson & Johnson	51,564	7,676,333
Merck & Co., Inc.	17,576	1,501,693
Pfizer, Inc.	155,158	5,778,084
Roche Holding AG	7,951	2,675,996

		21,443,800

Medical-Hospitals — 0.6%
HCA Healthcare, Inc.	20,641	2,864,971

Medical-Wholesale Drug Distribution — 0.5%
McKesson Corp.	18,135	2,586,232

Metal-Diversified — 0.2%
Rio Tinto PLC	20,953	1,129,155

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,927	97,762

Oil Companies-Exploration & Production — 0.8%
ConocoPhillips	30,330	1,802,512
EOG Resources, Inc.	11,500	838,465
Hess Corp.	10,725	606,713
Pioneer Natural Resources Co.	6,025	813,375

		4,061,065

Oil Companies-Integrated — 1.0%
BP PLC	205,407	1,237,919
Chevron Corp.	14,874	1,593,601
Eni SpA	74,607	1,046,436
Suncor Energy, Inc.	38,032	1,162,456

		5,040,412

Oil Refining & Marketing — 0.3%
Phillips 66	3,325	303,805
Valero Energy Corp.	14,344	1,209,343

		1,513,148

Oil-Field Services — 0.1%
Schlumberger, Ltd.	7,694	257,826

324

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pharmacy Services — 0.7%
Cigna Corp.	18,803	$3,617,321

Pipelines — 0.6%
Enterprise Products Partners LP	81,967	2,112,290
EQT Midstream Partners LP	15,322	354,704
Equitrans Midstream Corp.	40,932	395,812

		2,862,806

Power Converter/Supply Equipment — 0.1%
Schneider Electric SE	3,150	315,765

Private Equity — 0.4%
Blackstone Group, Inc., Class A	33,911	2,070,945

Real Estate Investment Trusts — 1.2%
Brixmor Property Group, Inc.	20,108	401,356
EPR Properties	15,267	1,089,606
Medical Properties Trust, Inc.	50,475	1,118,021
Public Storage	3,665	820,080
Simon Property Group, Inc.	4,147	552,173
STORE Capital Corp.	52,060	2,043,355

		6,024,591

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,841	409,984

Retail-Discount — 0.6%
Target Corp.	26,142	2,894,965

Retail-Gardening Products — 0.2%
Tractor Supply Co.	8,764	814,614

Retail-Restaurants — 0.4%
Starbucks Corp.	24,717	2,096,743

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	5,626	617,454
Maxim Integrated Products, Inc.	12,877	774,165
NXP Semiconductors NV	11,950	1,515,977
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	42,847	2,311,167

		5,218,763

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	18,393	1,066,610

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC	10,486	868,507

Telephone-Integrated — 0.5%
Verizon Communications, Inc.	39,453	2,345,086

Textile-Apparel — 0.2%
LVMH Moet Hennessy Louis Vuitton SE	1,993	870,765

Tobacco — 1.2%
Altria Group, Inc.	9,685	460,328
British American Tobacco PLC	19,786	874,643
Philip Morris International, Inc.	60,837	5,031,220

		6,366,191

Tools-Hand Held — 0.5%
Stanley Black & Decker, Inc.	16,123	2,568,878

Transport-Rail — 1.2%
Canadian National Railway Co.	6,353	593,624
Union Pacific Corp.	31,129	5,585,165

		6,178,789

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP — 0.3%
Alphabet, Inc., Class A†	1,187	$1,700,710

Total Common Stocks (cost $215,142,256)		300,796,824

CONVERTIBLE PREFERRED SECURITIES — 0.4%
Diagnostic Equipment — 0.1%
Danaher Corp. 4.75%	263	321,160

Electric-Distribution — 0.3%
CenterPoint Energy, Inc. 7.00%	32,905	1,581,414

Total Convertible Preferred Securities (cost $1,946,026)		1,902,574

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Money Center — 0.1%
BBVA Bancomer SA Sub. Notes 6.75% due 09/30/2022* (cost $540,214)	$510,000	559,725

ASSET BACKED SECURITIES — 5.0%
Diversified Financial Services — 5.0%
ALM V, Ltd. FRS Series 2012-5A, Class A2R3 3.08% (3 ML+1.25%) due 10/18/2027*(1)	514,000	513,486
ALM VII, Ltd. FRS Series 2013-7R2A, Class A1B2 3.23% (3 ML+1.40%) due 10/15/2027*(1)	890,000	888,021
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	630,000	644,712
AREIT Trust FRS Series 2018-CRE2, Class A 2.65% (1 ML+0.98%) due 11/14/2035*(2)	573,575	573,232
AREIT Trust FRS Series 2019-CRE3, Class AS 2.97% (1 ML+1.30%) due 09/14/2036*(2)	687,500	687,068
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	770,000	793,958
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class A 2.58% (1 ML+0.90%) due 09/15/2035*(2)	522,065	521,750
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class AS 2.98% (1 ML+1.30%) due 09/15/2036*(2)	706,171	706,171
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(2)	557,000	627,325
Barclays Commercial Mtg. Trust Series 2019-C5, Class A4 3.06% due 11/15/2052(2)	720,000	770,229

325

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 3.26% (1 ML+1.60%) due 12/28/2040*	$204,222	$210,399
BDS, Ltd. FRS Series 2019-FL4, Class A 2.77% (1 ML+1.10%) due 08/15/2036*	494,000	493,503
BDS, Ltd. FRS Series 2018-FL2, Class B 3.07% (1 ML+1.14%) due 08/15/2035*(2)	843,000	840,312
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	201,077	203,800
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(2)	821,121	891,908
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(2)	467,518	500,895
Cutwater, Ltd. FRS Series 2015-1A, Class AR 3.05% (3 ML+1.22%) due 01/15/2029*(1)	890,000	890,914
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class A1 2.85% (3 ML+1.02%) due 04/15/2031*(1)	882,000	881,174
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 2.73% (3 ML+0.90%) due 04/15/2029*(1)	412,000	412,021
Exantas Capital Corp. FRS Series 2019-RSO7, Class A 2.67% (1 ML+1.00%) due 04/15/2036*(2)	103,965	103,900
Exeter Automobile Receivables Trust Series 2020-1A, Class B 2.26% due 04/15/2024*	145,000	145,804
Figueroa CLO, Ltd. FRS Series 2014-1A, Class BR 3.33% (3 ML+1.50%) due 01/15/2027*(1)	270,000	270,426
FORT CRE LLC FRS Series 2018-1A, Class A1 3.01% (1 ML+1.35%) due 11/16/2035*	325,000	324,980
GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	240,000	240,012
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(3)	55,753	56,333
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(2)	448,828	477,308
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(2)	879,375	941,138

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(2)	$635,131	$672,610
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(2)	1,010,000	1,079,565
KREF, Ltd. FRS Series 2018-FL1, Class A 2.77% (1 ML+1.10%) due 06/15/2036*	433,500	433,744
MF1, Ltd. FRS Series 2019-FL2, Class A 2.79% (1 ML + 1.13%) due 12/25/2034*(2)	885,000	886,108
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(2)	324,355	356,055
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(2)	294,880	322,899
Mountain Hawk III CLO, Ltd. FRS Series 2014-3A, Class BR 3.62% (3 ML+1.80%) due 04/18/2025*(1)	905,390	905,235
Navistar Financial Dealer Note Master Owner Trust II FRS Series 2018-1, Class A 2.29% (1 ML+0.63%) due 09/25/2023*	528,000	528,974
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 2.63% (3 ML+0.80%) due 01/15/2028*(1)	385,000	385,060
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035(3)	86,602	87,098
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(2)	502,983	529,552
Venture XII CLO, Ltd. FRS Series 2012-12A, Class BRR 3.11% (3 ML+1.20%) due 02/28/2026(1)*	964,000	960,011
Verizon Owner Trust Series 2020-A, Class B 1.98% due 07/22/2024	540,000	544,480
Wells Fargo Commercial Mtg. Trust Series 2019-C54, Class A4 3.15% due 12/15/2052(2)	1,871,902	2,009,775
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(2)	893,749	963,434

Total Asset Backed Securities (cost $24,782,937)		25,275,379

U.S. CORPORATE BONDS & NOTES — 9.1%
Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	537,000	570,720

326

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment (continued)
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	$350,000	$402,880

		973,600

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	458,000	584,119

Auto-Cars/Light Trucks — 0.1%
General Motors Co. Senior Notes 6.75% due 04/01/2046	234,000	286,120
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	220,000	236,653

		522,773

Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp. Senior Notes 3.80% due 09/15/2027	500,000	521,335
Lear Corp. Senior Notes 4.25% due 05/15/2029	300,000	319,651

		840,986

Banks-Commercial — 0.1%
PNC Bank NA Sub. Notes 2.70% due 10/22/2029	250,000	257,472

Banks-Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	1,047,000	1,101,826
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	342,000	365,257

		1,467,083

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	464,000	754,759
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	665,000	714,191

		1,468,950

Building Products-Cement — 0.1%
CRH America Finance, Inc. Company Guar. Notes 4.50% due 04/04/2048*	223,000	256,466
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	182,000	195,407

		451,873

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	381,000	421,778

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	$449,000	$503,502
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	41,000	47,242
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	441,000	473,619
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	1,030,127

		2,054,490

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.90% due 08/08/2029	209,000	219,597

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	250,000	296,777

Computers — 0.2%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	250,000	271,255
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	264,494
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	369,000	410,792

		946,541

Consulting Services — 0.1%
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	492,000	553,283

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	331,000	388,067

Diagnostic Equipment — 0.2%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	527,000	553,515
Thermo Fisher Scientific, Inc. Senior Notes 3.20% due 08/15/2027	553,000	590,891

		1,144,406

Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	334,000	344,031
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	363,000	385,657

327

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	$357,000	$385,234
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	861,020
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	898,000	975,285
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	325,000	352,548
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	1,084,000	1,127,825
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,137,000	1,246,106
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	246,000	286,982
Morgan Stanley Senior Notes 3.13% due 01/23/2023	74,000	76,782
Morgan Stanley Senior Notes 3.88% due 04/29/2024	338,000	364,075
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	272,487

		6,678,032

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	212,000	216,621
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	448,000	563,340

		779,961

E-Commerce/Services — 0.2%
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	855,000	880,055

Electric-Integrated — 0.4%
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	82,000	84,344
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	374,000	383,497
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	34,000	36,771
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	300,000	333,283
Midamerican Energy Holdings Co. Senior Notes 3.75% due 11/15/2023	410,000	438,513

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	$530,000	$552,386
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	218,657
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	265,000	279,918

		2,327,369

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	495,000	637,248

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.50% due 01/15/2028	618,000	636,600
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026*	315,000	340,070

		976,670

Finance-Credit Card — 0.3%
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	515,000	558,169
Visa, Inc. Senior Notes 3.15% due 12/14/2025	617,000	662,827
Western Union Co. Senior Notes 2.85% due 01/10/2025	133,000	136,136

		1,357,132

Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	155,000	158,573
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	220,000	247,093

		405,666

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc. Company Guar. Notes 2.35% due 09/15/2022	304,000	308,663
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	519,000	558,302

		866,965

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	336,000	345,647
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	110,000	146,099

		491,746

328

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 4.00% due 04/15/2028	$427,000	$467,326

Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	564,000	621,362
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	188,000	240,442

		861,804

Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	214,000	231,285

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 10/15/2050*	297,000	323,595

Investment Management/Advisor Services — 0.1%
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	487,000	600,239

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	422,000	451,302

Machinery-General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	110,000	114,145
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	174,000	196,653
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	405,000	457,913

		768,711

Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 3.80% due 09/23/2049*	512,000	563,505
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	583,000	635,232

		1,198,737

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	133,000	136,471
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	431,000	503,684

		640,155

Security Description	Principal Amount	Value (Note 2)
Medical Products — 0.3%
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	$468,000	$629,986
Zimmer Biomet Holdings, Inc. FRS Senior Notes 2.65% (3 ML+0.75%) due 03/19/2021	193,000	193,040
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	603,000	643,601

		1,466,627

Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	166,000	178,471

Medical-Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	553,000	637,768
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	35,000	38,713
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	279,000	320,984

		997,465

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	292,000	307,170

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	277,000	311,781

Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	357,000	400,803
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	563,000	659,433

		1,060,236

Pipelines — 0.5%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	389,000	403,279
Enterprise Products Operating LLC Company Guar. Notes 4.20% due 01/31/2050	176,000	189,554
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	557,098
MPLX LP Senior Notes 4.50% due 04/15/2038	183,000	189,085
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	542,000	599,231

329

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	$177,000	$176,018
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	464,000	517,441
Western Midstream Operating LP Senior Notes 5.25% due 02/01/2050	54,000	51,197

		2,682,903

Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	253,000	261,759
American Tower Corp. Senior Notes 3.60% due 01/15/2028	253,000	270,759
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	633,000	683,475
Equinix, Inc. Senior Notes 2.63% due 11/18/2024	653,000	659,981
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	360,000	415,195
Vereit Operating Partner Co. Company Guar. Notes 3.10% due 12/15/2029	355,000	361,314

		2,652,483

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	479,000	690,464

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.90% due 06/15/2047	296,000	346,648

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc. Senior Notes 4.45% due 10/01/2028	502,000	562,838

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	536,038
AT&T, Inc. Senior Notes 5.45% due 03/01/2047	344,000	434,926
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	441,000	553,901

		1,524,865

Total U.S. Corporate Bonds & Notes (cost $41,962,283)		46,317,744

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 1.6%
Banks-Commercial — 0.1%
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	$522,000	$532,753

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.38% due 10/24/2029	699,000	711,448

Commercial Services-Finance — 0.2%
Experian Finance PLC Company Guar. Notes 4.25% due 02/01/2029*	336,000	383,187
IHS Markit, Ltd. Senior Notes 3.63% due 05/01/2024	77,000	81,084
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	439,000	472,210
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	115,000	128,270

		1,064,751

Electric-Integrated — 0.2%
Enel Finance International NV Company Guar. Notes 2.65% due 09/10/2024*	430,000	438,563
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	437,000	506,403

		944,966

Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.65% due 07/21/2027	350,000	367,194
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	164,366
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.25% due 02/15/2027*	168,000	170,043
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	154,000	166,660

		868,263

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,133,485

Oil Companies-Integrated — 0.1%
Eni SpA Senior Notes 4.75% due 09/12/2028*	418,000	484,477

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	836,527

330

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	$58,000	$63,869
Enbridge, Inc. Company Guar. Notes 2.50% due 01/15/2025	222,000	226,148

		1,126,544

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	219,000	226,531
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	684,788

		911,319

Telephone-Integrated — 0.1%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	259,000	267,617

Total Foreign Corporate Bonds & Notes (cost $7,495,478)		8,045,623

U.S. GOVERNMENT AGENCIES — 14.3%
Federal Home Loan Mtg. Corp. — 4.0%
3.00% due 10/01/2034	227,064	234,097
3.00% due 11/01/2034	222,296	229,193
3.00% due 01/01/2038	441,295	456,925
3.00% due 03/01/2043	293,895	306,106
3.00% due 04/01/2043	640,747	669,381
3.00% due 05/01/2043	565,872	591,687
3.00% due 05/01/2046	268,874	280,040
3.00% due 10/01/2046	529,818	551,823
3.00% due 11/01/2046	702,505	731,681
3.00% due 12/01/2046	86,669	89,520
3.00% due 03/01/2048	376,956	388,126
3.50% due 11/01/2037	284,406	297,315
3.50% due 05/01/2038	96,010	100,408
3.50% due 02/01/2042	243,729	259,991
3.50% due 04/01/2042	178,977	193,132
3.50% due 12/01/2042	423,451	453,186
3.50% due 04/01/2043	110,521	117,867
3.50% due 07/01/2043	22,779	24,094
3.50% due 08/01/2043	267,156	282,031
3.50% due 12/01/2045	320,835	336,499
3.50% due 11/01/2046	223,920	233,771
3.50% due 12/01/2046	938,237	978,784
3.50% due 01/01/2047	742,174	775,487
4.00% due 08/01/2037	55,487	59,136
4.00% due 11/01/2040	313,406	337,755
4.00% due 01/01/2041	646,596	696,864
4.00% due 04/01/2044	201,440	214,910
4.00% due 08/01/2047	525,674	554,066
4.50% due 08/01/2024	60,198	62,913
4.50% due 04/01/2035	16,268	17,779
4.50% due 07/01/2039	129,173	141,184
4.50% due 09/01/2039	57,154	62,471
4.50% due 10/01/2039	32,692	35,727
4.50% due 12/01/2039	50,073	54,739
4.50% due 05/01/2042	90,460	98,881
5.00% due 09/01/2033	68,707	76,267
5.00% due 03/01/2034	30,257	33,522

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 04/01/2034	$12,556	$13,946
5.00% due 08/01/2035	17,012	18,861
5.00% due 10/01/2035	42,035	46,655
5.00% due 11/01/2035	111,150	123,427
5.00% due 12/01/2036	21,518	23,894
5.00% due 07/01/2039	160,097	177,906
5.50% due 12/01/2033	55,080	61,989
5.50% due 01/01/2034	70,847	79,964
5.50% due 04/01/2034	8,906	9,586
5.50% due 11/01/2034	6,076	6,684
5.50% due 05/01/2035	12,679	13,785
5.50% due 09/01/2035	16,622	18,142
5.50% due 10/01/2035	9,749	10,539
6.00% due 05/01/2021	856	860
6.00% due 10/01/2021	9,277	9,423
6.00% due 04/01/2034	43,186	48,344
6.00% due 07/01/2034	34,786	39,774
6.00% due 08/01/2034	87,654	100,804
6.00% due 09/01/2034	4,734	5,231
6.00% due 07/01/2035	21,923	25,253
6.00% due 08/01/2035	19,864	22,868
6.00% due 11/01/2035	25,106	28,364
6.00% due 03/01/2036	9,358	10,332
6.00% due 07/01/2036	13,647	15,173
6.00% due 10/01/2036	19,102	21,300
6.00% due 01/01/2037	25,962	29,861
6.00% due 03/01/2037	7,741	8,548
6.00% due 05/01/2037	48,211	55,229
6.00% due 06/01/2037	19,506	22,384
6.50% due 05/01/2034	6,526	7,251
6.50% due 06/01/2034	30,065	33,822
6.50% due 08/01/2034	36,131	40,069
6.50% due 10/01/2034	19,946	22,733
6.50% due 11/01/2034	1,286	1,426
6.50% due 05/01/2037	18,879	20,937
6.50% due 07/01/2037	20,275	23,480
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K026, Class A2 2.51% due 11/25/2022(2)	308,000	315,828
Series K042, Class A2 2.67% due 12/25/2024(2)	320,000	333,932
Series K055, Class A2 2.67% due 03/25/2026(2)	232,000	244,482
Series K718, Class A2 2.79% due 01/25/2022(2)	299,000	304,089
Series K049, Class A2 3.01% due 07/25/2025(2)	83,000	88,326
Series K028, Class A2 3.11% due 02/25/2023(2)	439,000	456,344
Series K066, Class A2 3.12% due 06/25/2027(2)	220,000	238,535
Series K052, Class A2 3.15% due 11/25/2025(2)	198,000	212,629
Series K041, Class A2 3.17% due 10/25/2024(2)	267,000	284,261
Series K068, Class A2 3.24% due 08/25/2027(2)	155,000	169,868
Series K071, Class A2 3.29% due 11/25/2027(2)	494,000	542,732
Series K029, Class A2 3.32% due 02/25/2023(2)	143,000	149,567

331

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K062, Class A2 3.41% due 12/25/2026(2)	$154,000	$170,236
Series K076, Class A2 3.90% due 04/25/2028(2)	330,000	376,449
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.33% due 11/25/2027(2)(3)(5)	3,192,000	53,315
Series K070, Class XAM 0.37% due 12/25/2027(2)(3)(5)	1,984,000	40,605
Series K721, Class XAM 0.40% due 11/25/2024(2)(3)(5)	3,013,000	41,634
Series K069, Class XAM 0.41% due 09/25/2027(2)(3)(5)	2,042,000	45,821
Series K072, Class XAM 0.41% due 12/25/2027(2)(3)(5)	2,208,000	51,863
Series K071, Class X1 0.42% due 11/25/2027(2)(3)(5)	2,277,539	47,875
Series K728, Class XAM 0.43% due 08/25/2024(2)(3)(5)	2,996,000	47,518
Series K154, Class X1 0.45% due 11/25/2032(2)(3)(5)	1,731,717	53,397
Series K070, Class X1 0.46% due 11/25/2027(2)(3)(5)	2,058,494	49,377
Series K068, Class XAM 0.46% due 08/25/2027(2)(3)(5)	1,898,000	48,886
Series K729, Class X1 0.49% due 10/25/2024(2)(3)(5)	4,005,867	58,702
Series K069, Class X1 0.49% due 09/25/2027(2)(3)(5)	1,678,787	43,696
Series K072, Class X1 0.49% due 12/25/2027(2)(3)(5)	3,526,248	94,121
Series K728, Class X1 0.53% due 08/25/2024(2)(3)(5)	5,530,628	89,892
Series K068, Class X1 0.57% due 08/25/2027(2)(3)(5)	1,325,664	39,234
Series K727, Class XAM 0.63% due 07/25/2024(2)(3)(5)	2,786,000	63,708
Series K067, Class X1 0.71% due 07/25/2027(2)(3)(5)	2,366,270	92,515
Series K727, Class X1 0.73% due 07/25/2024(2)(3)(5)	1,004,174	23,668
Series K103, Class X1 0.76% due 11/25/2029(2)(3)(5)	2,450,865	133,509
Series K066, Class XAM 0.77% due 06/25/2027(2)(3)(5)	2,696,000	123,778
Series K066, Class X1 0.89% due 06/25/2027(2)(3)(5)	910,443	44,158
Series K726, Class X1 1.02% due 04/25/2024(2)(3)(5)	1,214,991	35,839
Series K097, Class X1 1.22% due 07/25/2029(2)(3)(5)	164,515	14,795
Series K098, Class X1 1.27% due 08/25/2029(2)(3)(5)	1,039,387	97,314
Series K033, Class A2 3.06% due 07/25/2023(2)(3)	135,000	140,955
Series K728, Class A2 3.06% due 08/25/2024(2)(3)	156,000	164,806
Series K069, Class A2 3.19% due 09/25/2027(2)(3)	148,000	161,783
Series K030, Class A2 3.25% due 04/25/2023(2)(3)	507,000	529,740

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series K063, Class A2 3.43% due 01/25/2027(2)(3)	$151,200	$167,168
Series K035, Class A2 3.46% due 08/25/2023(2)(3)	523,000	553,011
Series K075, Class A2 3.65% due 02/25/2028(2)(3)	177,000	198,549
Federal Home Loan Mtg. Corp. REMIC
Series 4474, Class HJ 3.00% due 07/15/2039(4)	49,635	51,852
Series 3934, Class PG 3.00% due 07/15/2041(4)	97,023	100,363
Series 4058, Class ME 3.50% due 06/15/2042(4)	39,000	43,142
Series 4471, Class PI 4.50% due 12/15/2040(4)(5)	29,007	2,731
Series 3629, Class CZ 5.00% due 01/15/2040(4)	66,713	75,761
Series 3845, Class AI 5.50% due 02/15/2036(4)(5)	22,596	4,445
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(4)	164,958	170,859
Series 2019-4, Class MV 3.00% due 02/25/2059(4)	69,474	73,067
Series 2019-2, Class MA 3.50% due 08/25/2058(4)	9,198	9,700
Series 2019-2, Class MV 3.50% due 08/25/2058(4)	48,672	52,579
Series 2019-3, Class MA 3.50% due 10/25/2058(4)	120,948	127,567
Series 2019-3, Class MV 3.50% due 10/25/2058(4)	68,766	74,300

		20,251,078

Federal National Mtg. Assoc. — 4.9%
2.28% due 11/01/2026	94,306	97,309
2.41% due 05/01/2023	96,194	98,457
2.50% due 11/01/2031	25,720	26,240
2.50% due 02/01/2035	425,000	432,709
2.55% due 05/01/2023	88,017	90,463
2.59% due 05/01/2023	90,442	93,071
2.70% due 07/01/2025	75,000	78,485
3.00% due 11/01/2028	80,076	82,948
3.00% due 12/01/2031	601,948	625,562
3.00% due 09/01/2032	499,334	515,789
3.00% due 03/01/2033	97,491	100,732
3.00% due 08/01/2033	35,479	36,576
3.00% due 07/01/2037	125,570	129,935
3.00% due 11/01/2037	245,065	253,627
3.00% due 09/01/2046	104,761	109,055
3.00% due 10/01/2046	423,694	441,060
3.00% due 11/01/2046	546,065	568,446
3.00% due 02/01/2050	2,175,000	2,225,321
3.50% due 04/01/2038	238,890	249,723
3.50% due 11/01/2041	22,353	23,766
3.50% due 01/01/2042	332,559	355,511
3.50% due 01/01/2043	120,034	126,956
3.50% due 04/01/2043	413,411	437,253
3.50% due 05/01/2043	484,475	512,202
3.50% due 07/01/2043	606,144	640,158
3.50% due 08/01/2043	190,417	201,391
3.50% due 09/01/2043	785,226	829,307
3.50% due 02/01/2045	574,685	614,645
3.50% due 09/01/2045	638,862	669,282

332

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 10/01/2045	$450,030	$478,169
3.50% due 01/01/2046	145,501	155,152
3.50% due 05/01/2046	207,716	218,550
3.50% due 07/01/2046	604,209	639,152
3.50% due 10/01/2046	164,668	172,224
3.50% due 12/01/2046	494,020	515,085
3.50% due 01/01/2047	75,355	78,495
3.50% due 11/01/2048	39,738	41,376
4.00% due 09/01/2040	562,895	606,292
4.00% due 11/01/2040	130,345	140,413
4.00% due 12/01/2040	125,216	134,869
4.00% due 12/01/2040	181,542	195,493
4.00% due 02/01/2041	353,094	380,352
4.00% due 06/01/2041	345,454	371,976
4.00% due 11/01/2041	118,508	127,657
4.00% due 01/01/2042	802,243	862,942
4.00% due 04/01/2042	108,636	116,846
4.00% due 10/01/2042	95,260	102,490
4.00% due 12/01/2042	103,353	111,183
4.00% due 01/01/2043	115,848	124,763
4.00% due 04/01/2043	26,049	28,044
4.00% due 05/01/2043	203,142	218,335
4.00% due 06/01/2043	151,959	163,492
4.00% due 07/01/2043	135,103	144,807
4.00% due 04/01/2044	71,818	77,148
4.00% due 05/01/2044	251,529	270,146
4.00% due 11/01/2044	120,690	128,731
4.00% due 06/01/2047	486,041	512,076
4.00% due 11/01/2049	268,808	282,445
4.50% due 04/01/2020	166	172
4.50% due 07/01/2020	78	81
4.50% due 08/01/2033	72,217	77,962
4.50% due 03/01/2034	226,059	244,666
4.50% due 01/01/2040	68,427	74,764
4.50% due 02/01/2041	139,617	152,229
4.50% due 04/01/2041	210,276	229,742
4.50% due 01/01/2043	150,835	164,763
4.50% due 04/01/2044	899,878	983,321
4.50% due 06/01/2044	100,068	109,324
5.00% due 03/01/2020	202	214
5.00% due 07/01/2020	532	562
5.00% due 08/01/2020	817	863
5.00% due 12/01/2020	1,084	1,145
5.00% due 03/01/2026	50,090	57,744
5.00% due 11/01/2033	39,356	43,659
5.00% due 03/01/2034	30,019	33,298
5.00% due 05/01/2034	12,371	13,720
5.00% due 08/01/2034	12,278	13,621
5.00% due 09/01/2034	34,056	37,780
5.00% due 06/01/2035	48,906	54,199
5.00% due 07/01/2035	111,975	124,110
5.00% due 08/01/2035	24,167	26,811
5.00% due 09/01/2035	17,894	19,850
5.00% due 10/01/2035	92,671	102,788
5.00% due 10/01/2039	27,531	30,082
5.00% due 11/01/2039	56,580	62,817
5.00% due 11/01/2040	40,784	45,178
5.00% due 01/01/2041	3,740	4,007
5.00% due 03/01/2041	24,047	26,632
5.50% due 01/01/2021	2,839	2,854
5.50% due 03/01/2021	1,522	1,534
5.50% due 05/01/2022	3,626	3,708

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due 02/01/2033	$32,022	$36,108
5.50% due 06/01/2033	46,340	51,942
5.50% due 07/01/2033	152,502	171,243
5.50% due 11/01/2033	50,567	56,729
5.50% due 12/01/2033	7,255	7,809
5.50% due 01/01/2034	40,597	44,492
5.50% due 02/01/2034	69,073	77,279
5.50% due 03/01/2034	14,061	15,401
5.50% due 04/01/2034	20,385	21,937
5.50% due 05/01/2034	103,703	116,438
5.50% due 06/01/2034	11,056	12,377
5.50% due 07/01/2034	109,093	121,630
5.50% due 09/01/2034	121,812	132,774
5.50% due 10/01/2034	201,227	224,408
5.50% due 11/01/2034	186,043	205,120
5.50% due 12/01/2034	90,725	101,100
5.50% due 01/01/2035	178,353	200,979
5.50% due 04/01/2035	23,043	25,971
5.50% due 09/01/2035	94,549	106,582
5.50% due 06/01/2036	39,722	42,730
5.50% due 03/01/2037	16,727	18,360
6.00% due 01/01/2021	2,828	2,849
6.00% due 05/01/2021	1,730	1,751
6.00% due 07/01/2021	5,521	5,595
6.00% due 04/01/2034	54,712	62,772
6.00% due 05/01/2034	32,392	35,743
6.00% due 06/01/2034	157,338	178,742
6.00% due 07/01/2034	61,471	70,012
6.00% due 08/01/2034	31,284	34,927
6.00% due 10/01/2034	88,478	100,551
6.00% due 11/01/2034	13,537	15,042
6.00% due 12/01/2034	3,950	4,352
6.00% due 08/01/2035	10,827	11,979
6.00% due 09/01/2035	29,177	32,577
6.00% due 10/01/2035	27,285	30,817
6.00% due 11/01/2035	5,026	5,541
6.00% due 12/01/2035	73,380	83,699
6.00% due 02/01/2036	65,893	73,352
6.00% due 03/01/2036	7,313	8,213
6.00% due 04/01/2036	20,631	23,593
6.00% due 06/01/2036	4,730	5,439
6.00% due 12/01/2036	13,082	14,622
6.00% due 07/01/2037	26,767	30,761
6.50% due 06/01/2031	17,691	20,033
6.50% due 07/01/2031	648	718
6.50% due 09/01/2031	14,126	15,712
6.50% due 07/01/2032	47,490	53,804
6.50% due 08/01/2032	31,087	35,407
6.50% due 01/01/2033	24,849	28,084
6.50% due 04/01/2034	7,374	8,808
6.50% due 06/01/2034	11,908	13,391
6.50% due 08/01/2034	21,787	24,149
6.50% due 05/01/2036	19,433	22,281
6.50% due 01/01/2037	7,125	7,897
6.50% due 02/01/2037	40,395	45,259
6.50% due 05/01/2037	17,920	20,243
6.50% due 07/01/2037	23,743	27,623
Federal National Mtg. Assoc. REMIC
Series 2013-53, Class CB 2.00% due 10/25/2040(4)	41,831	41,977
Series 2015-61, Class PA 2.00% due 05/25/2044(4)	85,712	86,036

333

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2016-2, Class PB 2.00% due 02/25/2046(4)	$97,136	$97,268
Series 2016-19, Class AD 2.00% due 04/25/2046(4)	75,174	75,246
Series 2013-1, Class YI 3.00% due 02/25/2033(4)(5)	89,725	10,337
Series 2010-43, Class AH 3.25% due 05/25/2040(4)	48,703	51,085
Series 2014-7, Class VA 3.50% due 05/25/2025(4)	128,207	132,134
Series 2010-113, Class GB 4.00% due 10/25/2040(4)	51,534	55,690
Series 2016-40, Class IQ 4.00% due 07/25/2046(4)(5)	95,371	18,231
Series 2005-18, Class EC 5.00% due 03/25/2025(4)	21,593	22,726
Federal National Mtg. Assoc. REMIC VRS Series 2017-M4, Class A2 2.67% due 12/25/2026(2)(3)	316,000	331,075

		24,678,434

Government National Mtg. Assoc. — 3.1%
3.00% due 04/20/2045	188,055	195,071
3.00% due 04/20/2046	90,934	94,427
3.00% due 08/20/2046	93,896	97,403
3.00% due 09/20/2046	226,306	234,894
3.00% due 11/20/2047	1,196,434	1,238,146
3.00% due 01/20/2048	1,844,936	1,908,401
3.00% due 03/20/2048	333,773	345,115
3.00% due 01/20/2050	425,000	437,403
3.00% due March 30 TBA	375,000	385,219
3.50% due 12/15/2041	188,537	203,935
3.50% due 02/15/2042	52,448	55,615
3.50% due 06/20/2043	317,342	335,330
3.50% due 07/20/2043	407,368	430,460
3.50% due 11/20/2047	386,055	402,292
3.50% due 03/20/2048	1,281,182	1,332,362
3.50% due 08/20/2049	393,423	406,563
3.50% due 09/20/2049	222,407	230,071
3.50% due 10/20/2049	198,530	205,483
3.50% due 11/20/2049	323,606	335,322
3.50% due 12/20/2049	598,689	620,751
3.50% due March 30 TBA	600,000	618,375
4.00% due 01/20/2041	381,040	404,801
4.00% due 02/20/2041	94,211	100,102
4.00% due 04/20/2041	73,384	77,978
4.00% due 02/20/2042	101,121	107,496
4.00% due 06/20/2049	1,168,150	1,211,084
4.00% due 07/20/2049	267,474	277,682
4.00% due 09/20/2049	269,105	280,846
4.00% due 10/20/2049	321,110	335,493
4.00% due February 30 TBA	425,000	440,473
4.50% due 07/20/2033	5,736	6,076
4.50% due 09/20/2033	44,142	46,779
4.50% due 12/20/2034	15,785	16,731
4.50% due 11/15/2039	107,248	117,339
4.50% due 03/15/2040	123,706	136,943
4.50% due 04/15/2040	133,373	145,934
4.50% due 06/15/2040	50,662	55,753
4.50% due 01/20/2041	90,240	97,937
4.50% due 07/20/2049	72,800	76,461
4.50% due March 30 TBA	750,000	788,936

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.00% due 07/20/2033	$9,432	$10,487
5.00% due 06/15/2034	47,380	52,756
5.00% due 10/15/2034	20,308	22,602
5.50% due 11/15/2032	40,283	43,255
5.50% due 05/15/2033	182,060	204,447
5.50% due 12/15/2033	52,438	58,868
5.50% due 10/15/2035	1,041	1,128
6.00% due 09/15/2032	50,594	57,738
6.00% due 04/15/2033	73,934	84,525
6.00% due 02/15/2034	89,108	99,802
6.00% due 07/15/2034	28,192	32,239
6.00% due 09/15/2034	13,491	14,874
6.00% due 01/20/2035	13,896	15,884
6.00% due 02/20/2035	18,239	20,867
6.00% due 04/20/2035	11,648	13,294
6.00% due 01/15/2038	62,751	71,816
Government National Mtg. Assoc. REMIC
Series 2013-169, Class KV 2.50% due 07/20/2032(4)	75,000	76,417
Series 2011-123, Class MA 4.00% due 07/20/2041(4)	50,000	54,722
Series 2012-12, Class KN 4.50% due 09/20/2041(4)	48,333	52,233
Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.66% due 02/16/2059(2)(3)(5)	1,420,945	81,691

		15,907,127

Small Business Administration — 0.0%
Series 2003-20G, Class 1 4.35% due 07/01/2023	4,818	4,995
Series 2004-20D, Class 1 4.77% due 04/01/2024	20,954	21,803
Series 2005-20C, Class 1 4.95% due 03/01/2025	59,234	61,900
Series 2004-20I, Class 1 4.99% due 09/01/2024	34,165	35,662
Series 2004-20E, Class 1 5.18% due 05/01/2024	30,428	32,030
Series 2004-20F, Class 1 5.52% due 06/01/2024	32,506	34,358

		190,748

Uniform Mtg. Backed Securities — 2.3%
2.50% due February 15 TBA	150,000	152,695
2.50% due March 15 TBA	2,100,000	2,136,841
3.00% due February 15 TBA	950,000	978,649
3.00% due March 15 TBA	200,000	205,911
3.00% due March 30 TBA	1,925,000	1,967,112
3.50% due February 30 TBA	3,779,500	3,901,448
3.50% due March 15 TBA	225,000	234,505
4.00% due February 30 TBA	1,400,000	1,462,672
4.50% due February 30 TBA	400,000	423,203
5.00% due February 30 TBA	175,000	187,503

		11,650,539

Total U.S. Government Agencies (cost $70,677,663)		72,677,926

U.S. GOVERNMENT TREASURIES — 10.7%
United States Treasury Bonds — 3.9%
2.50% due 02/15/2045	4,616,000	5,041,538
2.88% due 05/15/2043	4,855,200	5,644,360

334

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
2.88% due 11/15/2046	$2,075,000	$2,442,421
3.00% due 02/15/2048	2,648,500	3,205,409
3.50% due 02/15/2039	1,451,000	1,844,754
4.50% due 08/15/2039	731,400	1,052,387
5.00% due 05/15/2037	16,000	23,801
6.25% due 08/15/2023	128,000	149,705
8.00% due 11/15/2021	318,000	354,744

		19,759,119

United States Treasury Notes — 6.8%
1.38% due 02/29/2020	497,000	496,910
1.75% due 11/30/2021	15,128,000	15,233,778
2.38% due 05/15/2029	340,000	365,460
2.50% due 08/15/2023	10,128,000	10,543,802
3.13% due 05/15/2021	7,914,000	8,080,008

		34,719,958

Total U.S. Government Treasuries (cost $50,807,406)		54,479,077

MUNICIPAL BONDS & NOTES — 0.3%
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	550,000	714,532
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	675,000	1,113,096

Total Municipal Bonds & Notes (cost $1,401,305)		1,827,628

TOTAL INVESTMENTS (cost $414,755,568)(6)	100.6%	511,882,500
Liabilities in excess of other assets	(0.6)	(2,841,900)

NET ASSETS	100.0%	$509,040,600

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $25,038,204 representing 4.9% of net assets.
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Collateralized Mortgage Obligation
(5)	Interest Only
(6)	See Note 3 for cost of investments on a tax basis.

ADR— American Depositary Receipt

CLO — Collateralized Loan Obligation

REMIC— Real Estate Mortgage Investment Conduit

SCRT— Seasoned Credit Risk Transfer Trust

TBA— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of January 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$280,374,830	$20,421,994	**	$—	$300,796,824
Convertible Preferred Securities	1,902,574	—		—	1,902,574
Preferred Securities/Capital Securities	—	559,725		—	559,725
Asset Backed Securities	—	25,275,379		—	25,275,379
U.S. Corporate Bonds & Notes	—	46,317,744		—	46,317,744
Foreign Corporate Bonds & Notes	—	8,045,623		—	8,045,623
U.S. Government Agencies	—	72,677,926		—	72,677,926
U.S. Government Treasuries	—	54,479,077		—	54,479,077
Municipal Bonds & Notes	—	1,827,628		—	1,827,628

Total Investments at Value	$282,277,404	$229,605,096		$—	$511,882,500

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

335

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	9.5%
Repurchase Agreements	8.1
Banks-Commercial	6.1
Exchange-Traded Funds	4.7
Medical Products	2.1
Insurance-Property/Casualty	1.9
Electric-Integrated	1.8
Retail-Restaurants	1.8
Enterprise Software/Service	1.8
Gas-Distribution	1.5
Medical-Biomedical/Gene	1.3
Investment Management/Advisor Services	1.2
Chemicals-Specialty	1.1
Medical Labs & Testing Services	1.1
Medical Instruments	1.1
Electronic Components-Semiconductors	1.1
Semiconductor Equipment	1.0
Electronic Parts Distribution	1.0
Food-Misc./Diversified	1.0
Steel-Producers	1.0
Electronic Components-Misc.	1.0
Computer Services	1.0
Transport-Truck	0.9
Distribution/Wholesale	0.9
Insurance-Reinsurance	0.8
Diversified Manufacturing Operations	0.8
Commercial Services-Finance	0.8
Building & Construction Products-Misc.	0.8
Electronic Measurement Instruments	0.8
Applications Software	0.7
Machinery-Pumps	0.7
Insurance-Multi-line	0.7
Auto/Truck Parts & Equipment-Original	0.7
Engineering/R&D Services	0.7
Data Processing/Management	0.7
Garden Products	0.7
Aerospace/Defense	0.7
Medical-Outpatient/Home Medical	0.6
Semiconductor Components-Integrated Circuits	0.6
Hotels/Motels	0.6
Machinery-General Industrial	0.6
Apparel Manufacturers	0.6
Human Resources	0.6
Lighting Products & Systems	0.6
Finance-Investment Banker/Broker	0.6
Savings & Loans/Thrifts	0.6
Insurance-Life/Health	0.6
Building-Residential/Commercial	0.5
Water	0.5
Machine Tools & Related Products	0.5
Multimedia	0.5
Insurance Brokers	0.5
Recreational Vehicles	0.5
Finance-Other Services	0.5
Oil Companies-Exploration & Production	0.5
Casino Hotels	0.5
Hazardous Waste Disposal	0.5
Finance-Consumer Loans	0.5
Building Products-Cement	0.5
Coatings/Paint	0.5
U.S. Government Treasuries	0.4

Retail-Home Furnishings	0.4%
Funeral Services & Related Items	0.4
Real Estate Management/Services	0.4
Industrial Automated/Robotic	0.4
Cable/Satellite TV	0.4
Energy-Alternate Sources	0.4
Medical-Drugs	0.4
Racetracks	0.4
Publishing-Newspapers	0.4
Building Products-Air & Heating	0.4
Retail-Apparel/Shoe	0.4
Retail-Misc./Diversified	0.4
Schools	0.4
E-Commerce/Services	0.4
Power Converter/Supply Equipment	0.4
Medical-HMO	0.4
Physical Therapy/Rehabilitation Centers	0.4
Gold Mining	0.4
Machinery-Construction & Mining	0.4
Resorts/Theme Parks	0.4
Miscellaneous Manufacturing	0.4
Computer Software	0.4
Commercial Services	0.3
Filtration/Separation Products	0.3
Instruments-Controls	0.3
Lasers-System/Components	0.3
Telecom Equipment-Fiber Optics	0.3
Medical-Hospitals	0.3
Batteries/Battery Systems	0.3
Computers-Integrated Systems	0.3
Retail-Convenience Store	0.3
Rental Auto/Equipment	0.3
Computers-Other	0.3
E-Commerce/Products	0.3
Oil Refining & Marketing	0.3
Airlines	0.3
Containers-Paper/Plastic	0.3
Containers-Metal/Glass	0.3
Retail-Discount	0.3
Wireless Equipment	0.3
Casino Services	0.3
Toys	0.2
Footwear & Related Apparel	0.2
Tools-Hand Held	0.2
Building-Heavy Construction	0.2
Consumer Products-Misc.	0.2
Diagnostic Equipment	0.2
Health Care Cost Containment	0.2
Environmental Consulting & Engineering	0.2
Oil-Field Services	0.2
Building & Construction-Misc.	0.2
Firearms & Ammunition	0.2
Consulting Services	0.2
Building-Mobile Home/Manufactured Housing	0.2
Machinery-Farming	0.2
Transport-Marine	0.2
Electric Products-Misc.	0.2
Electronics-Military	0.2
Security Services	0.2
Networking Products	0.2
Oil & Gas Drilling	0.2

336

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Home Furnishings	0.2%
Food-Baking	0.2
Poultry	0.2
Television	0.2
Office Furnishings-Original	0.2
Retail-Pawn Shops	0.2
Metal Processors & Fabrication	0.2
Disposable Medical Products	0.2
Pipelines	0.2
Theaters	0.2
Brewery	0.2
Machinery-Electrical	0.2
Oil Companies-Integrated	0.2
Retail-Catalog Shopping	0.2
Steel Pipe & Tube	0.1
Rubber-Tires	0.1
Retail-Sporting Goods	0.1
Transport-Equipment & Leasing	0.1
Retail-Petroleum Products	0.1
Chemicals-Plastics	0.1
Transport-Services	0.1
Retail-Automobile	0.1
Chemicals-Diversified	0.1
Telephone-Integrated	0.1
Steel-Specialty	0.1
Internet Content-Information/News	0.1
Paper & Related Products	0.1
Quarrying	0.1
Publishing-Books	0.1
Wire & Cable Products	0.1
Dental Supplies & Equipment	0.1
Food-Retail	0.1
Multilevel Direct Selling	0.1
Retail-Bedding	0.1
Cosmetics & Toiletries	0.1
Medical Information Systems	0.1
Metal Products-Distribution	0.1
Publishing-Periodicals	0.1

100.2%

*	Calculated as a percentage of net assets

337

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 87.0%
Aerospace/Defense — 0.7%
Teledyne Technologies, Inc.†	5,244	$1,914,375

Airlines — 0.3%
JetBlue Airways Corp.†	41,512	823,183

Apparel Manufacturers — 0.6%
Carter’s, Inc.	6,348	673,332
Columbia Sportswear Co.	4,175	392,116
Deckers Outdoor Corp.†	4,023	768,031

		1,833,479

Applications Software — 0.7%
CDK Global, Inc.	17,456	937,038
PTC, Inc.†	14,946	1,242,312

		2,179,350

Auto/Truck Parts & Equipment-Original — 0.7%
Adient PLC†	12,517	321,812
Dana, Inc.	20,695	318,910
Delphi Technologies PLC†	12,376	189,848
Lear Corp.	7,912	974,600
Visteon Corp.†	4,021	320,916

		2,126,086

Banks-Commercial — 6.1%
Associated Banc-Corp	22,912	456,636
BancorpSouth Bank	13,797	394,180
Bank of Hawaii Corp.	5,791	518,874
Bank OZK	17,382	472,443
Cathay General Bancorp	10,888	392,621
CIT Group, Inc.	13,620	622,570
Commerce Bancshares, Inc.	14,913	1,009,014
Cullen/Frost Bankers, Inc.	8,187	729,953
East West Bancorp, Inc.	20,940	959,890
First Financial Bankshares, Inc.	19,533	654,746
First Horizon National Corp.	44,745	715,920
FNB Corp.	46,721	545,234
Fulton Financial Corp.	23,599	388,676
Hancock Whitney Corp.	12,541	498,379
Home BancShares, Inc.	22,310	426,567
International Bancshares Corp.	8,250	325,050
PacWest Bancorp	17,231	603,947
Pinnacle Financial Partners, Inc.	10,349	611,212
Prosperity Bancshares, Inc.	13,574	952,895
Signature Bank	7,763	1,101,492
Synovus Financial Corp.	21,072	737,941
TCF Financial Corp.	22,059	932,654
Texas Capital Bancshares, Inc.†	7,236	397,691
Trustmark Corp.	9,240	295,495
UMB Financial Corp.	6,212	412,850
Umpqua Holdings Corp.	31,665	535,138
United Bankshares, Inc.	14,599	500,746
Valley National Bancorp	56,321	593,060
Webster Financial Corp.	13,233	593,632
Wintrust Financial Corp.	8,206	519,276

		17,898,782

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	9,251	427,951
EnerSys	6,080	437,517

		865,468

Brewery — 0.2%
Boston Beer Co., Inc., Class A†	1,325	472,204

Security Description	Shares	Value (Note 2)
Building & Construction Products-Misc. — 0.8%
Louisiana-Pacific Corp.	16,889	$518,155
Owens Corning	15,643	946,245
Trex Co., Inc.†	8,388	824,037

		2,288,437

Building & Construction-Misc. — 0.2%
EMCOR Group, Inc.	8,074	663,441

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	5,042	1,174,685

Building Products-Cement — 0.5%
Eagle Materials, Inc.	5,986	545,744
MDU Resources Group, Inc.	28,813	853,153

		1,398,897

Building-Heavy Construction — 0.2%
Arcosa, Inc.	1	44
Dycom Industries, Inc.†	4,533	183,224
MasTec, Inc.†	8,671	500,750

		684,018

Building-Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	7,937	639,087

Building-Residential/Commercial — 0.5%
KB Home	12,319	462,578
Toll Brothers, Inc.	18,577	824,076
TRI Pointe Group, Inc.†	20,021	325,542

		1,612,196

Cable/Satellite TV — 0.4%
Cable One, Inc.	723	1,232,014

Casino Hotels — 0.5%
Boyd Gaming Corp.	11,509	343,544
Caesars Entertainment Corp.†	80,255	1,097,086

		1,440,630

Casino Services — 0.3%
Eldorado Resorts, Inc.†	9,393	561,513
Scientific Games Corp.†	7,777	193,181

		754,694

Chemicals-Diversified — 0.1%
Olin Corp.	22,959	341,400

Chemicals-Plastics — 0.1%
PolyOne Corp.	11,060	366,971

Chemicals-Specialty — 1.1%
Ashland Global Holdings, Inc.	8,660	640,667
Cabot Corp.	8,193	326,491
Chemours Co.	23,510	326,084
Ingevity Corp.†	6,014	392,233
Minerals Technologies, Inc.	5,012	271,300
NewMarket Corp.	1,062	466,876
Sensient Technologies Corp.	6,085	363,579
Valvoline, Inc.	27,090	571,057

		3,358,287

Coatings/Paint — 0.5%
RPM International, Inc.	18,647	1,330,836

Commercial Services — 0.3%
CoreLogic, Inc.	11,434	531,681
Healthcare Services Group, Inc.	10,658	272,845
WW International, Inc.†	6,679	220,273

		1,024,799

338

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Commercial Services-Finance — 0.8%
Green Dot Corp., Class A†	6,812	$204,905
Sabre Corp.	39,382	848,288
WEX, Inc.†	6,225	1,350,327

		2,403,520

Computer Services — 1.0%
CACI International, Inc., Class A†	3,601	963,052
MAXIMUS, Inc.	9,200	660,100
Perspecta, Inc.	19,772	555,000
Science Applications International Corp.	7,055	619,217

		2,797,369

Computer Software — 0.4%
j2 Global, Inc.	6,657	638,140
Teradata Corp.†	16,176	393,724

		1,031,864

Computers-Integrated Systems — 0.3%
NCR Corp.†	18,348	618,694
NetScout Systems, Inc.†	9,470	243,474

		862,168

Computers-Other — 0.3%
Lumentum Holdings, Inc.†	11,101	841,123

Consulting Services — 0.2%
FTI Consulting, Inc.†	5,411	649,645

Consumer Products-Misc. — 0.2%
Helen of Troy, Ltd.†	3,618	683,983

Containers-Metal/Glass — 0.3%
Greif, Inc., Class A	3,776	152,626
O-I Glass, Inc.	22,378	282,410
Silgan Holdings, Inc.	11,149	344,058

		779,094

Containers-Paper/Plastic — 0.3%
Sonoco Products Co.	14,393	822,416

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.†	7,794	201,241

Data Processing/Management — 0.7%
CommVault Systems, Inc.†	6,047	272,236
Fair Isaac Corp.†	4,164	1,675,510

		1,947,746

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	12,387	272,638

Diagnostic Equipment — 0.2%
Repligen Corp.†	6,737	676,327

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	2,765	504,530

Distribution/Wholesale — 0.9%
KAR Auction Services, Inc.	18,516	389,206
Pool Corp.	5,757	1,262,510
Resideo Technologies, Inc.†	17,660	179,779
Watsco, Inc.	4,694	816,381

		2,647,876

Diversified Manufacturing Operations — 0.8%
Carlisle Cos., Inc.	8,149	1,273,118
ITT, Inc.	12,610	845,879
Trinity Industries, Inc.	14,113	286,917

		2,405,914

Security Description	Shares	Value (Note 2)
E-Commerce/Products — 0.3%
Etsy, Inc.†	17,038	$831,625

E-Commerce/Services — 0.4%
GrubHub, Inc.†	13,150	712,072
TripAdvisor, Inc.	15,108	412,751

		1,124,823

Electric Products-Misc. — 0.2%
Littelfuse, Inc.	3,502	619,539

Electric-Integrated — 1.8%
ALLETE, Inc.	7,429	620,173
Black Hills Corp.	8,837	733,736
Hawaiian Electric Industries, Inc.	15,669	766,371
IDACORP, Inc.	7,247	813,041
NorthWestern Corp.	7,254	558,340
OGE Energy Corp.	28,783	1,319,701
PNM Resources, Inc.	11,454	621,150

		5,432,512

Electronic Components-Misc. — 1.0%
Gentex Corp.	36,375	1,082,884
Jabil, Inc.	19,975	776,828
nVent Electric PLC	22,376	557,162
Vishay Intertechnology, Inc.	19,030	386,119

		2,802,993

Electronic Components-Semiconductors — 1.1%
Cree, Inc.†	15,488	720,037
Monolithic Power Systems, Inc.	5,809	994,327
Semtech Corp.†	9,526	459,058
Silicon Laboratories, Inc.†	6,237	613,159
Synaptics, Inc.†	4,812	320,912

		3,107,493

Electronic Measurement Instruments — 0.8%
National Instruments Corp.	16,961	756,969
Trimble, Inc.†	35,823	1,523,194

		2,280,163

Electronic Parts Distribution — 1.0%
Arrow Electronics, Inc.†	11,712	889,409
Avnet, Inc.	14,517	529,725
SYNNEX Corp.	5,875	809,340
Tech Data Corp.†	5,094	733,231

		2,961,705

Electronics-Military — 0.2%
Mercury Systems, Inc.†	7,986	612,926

Energy-Alternate Sources — 0.4%
First Solar, Inc.†	10,913	541,067
SolarEdge Technologies, Inc.†	6,990	684,041

		1,225,108

Engineering/R&D Services — 0.7%
AECOM†	22,588	1,089,419
Fluor Corp.	20,156	360,591
KBR, Inc.	20,377	554,254

		2,004,264

Enterprise Software/Service — 1.8%
ACI Worldwide, Inc.†	16,622	572,628
Blackbaud, Inc.	7,072	553,950
Ceridian HCM Holding, Inc.†	14,492	1,062,119
LiveRamp Holdings, Inc.†	9,734	391,696

339

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Manhattan Associates, Inc.†	9,188	$785,206
Tyler Technologies, Inc.†	5,606	1,814,550

		5,180,149

Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	7,849	671,874

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	18,198	943,566

Finance-Consumer Loans — 0.5%
LendingTree, Inc.†	1,103	343,254
Navient Corp.	27,969	402,194
SLM Corp.	60,704	662,888

		1,408,336

Finance-Investment Banker/Broker — 0.6%
Evercore, Inc., Class A	5,620	430,604
Interactive Brokers Group, Inc., Class A	11,036	518,692
Jefferies Financial Group, Inc.	36,220	783,801

		1,733,097

Finance-Other Services — 0.5%
Deluxe Corp.	6,054	291,803
SEI Investments Co.	18,149	1,184,404

		1,476,207

Firearms & Ammunition — 0.2%
Axon Enterprise, Inc.†	8,533	655,420

Food-Baking — 0.2%
Flowers Foods, Inc.	27,677	595,886

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	2,413	82,307

Food-Misc./Diversified — 1.0%
Hain Celestial Group, Inc.†	11,552	279,674
Ingredion, Inc.	9,600	844,800
Lancaster Colony Corp.	2,846	440,134
Post Holdings, Inc.†	9,557	999,375
TreeHouse Foods, Inc.†	8,083	360,502

		2,924,485

Food-Retail — 0.1%
Sprouts Farmers Market, Inc.†	16,987	265,507

Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	19,256	719,982

Funeral Services & Related Items — 0.4%
Service Corp. International	26,283	1,260,270

Garden Products — 0.7%
Scotts Miracle-Gro Co.	5,697	699,250
Toro Co.	15,328	1,226,546

		1,925,796

Gas-Distribution — 1.5%
National Fuel Gas Co.	12,413	536,117
New Jersey Resources Corp.	13,732	567,406
ONE Gas, Inc.	7,583	716,594
Southwest Gas Holdings, Inc.	7,855	593,131
Spire, Inc.	7,330	618,066
UGI Corp.	30,054	1,249,946

		4,281,260

Security Description	Shares	Value (Note 2)
Gold Mining — 0.4%
Royal Gold, Inc.	9,432	$1,087,698

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	7,383	607,030
Stericycle, Inc.†	13,103	821,296

		1,428,326

Health Care Cost Containment — 0.2%
HealthEquity, Inc.†	10,192	673,284

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†	6,533	598,553

Hotels/Motels — 0.6%
Choice Hotels International, Inc.	4,568	457,714
Wyndham Destinations, Inc.	13,042	632,928
Wyndham Hotels & Resorts, Inc.	13,684	782,314

		1,872,956

Human Resources — 0.6%
ASGN, Inc.†	7,592	513,903
Insperity, Inc.	5,406	472,322
ManpowerGroup, Inc.	8,478	775,652

		1,761,877

Industrial Automated/Robotic — 0.4%
Cognex Corp.	24,573	1,252,486

Instruments-Controls — 0.3%
Woodward, Inc.	8,108	943,041

Insurance Brokers — 0.5%
Brown & Brown, Inc.	33,625	1,509,762

Insurance-Life/Health — 0.6%
Brighthouse Financial, Inc.†	15,711	611,158
CNO Financial Group, Inc.	21,733	382,284
Primerica, Inc.	5,947	705,076

		1,698,518

Insurance-Multi-line — 0.7%
American Financial Group, Inc.	10,762	1,170,798
Genworth Financial, Inc., Class A†	72,372	296,725
Kemper Corp.	9,008	670,376

		2,137,899

Insurance-Property/Casualty — 1.9%
Alleghany Corp.†	2,070	1,651,156
First American Financial Corp.	16,153	1,001,163
Hanover Insurance Group, Inc.	5,664	784,917
Mercury General Corp.	3,900	191,451
Old Republic International Corp.	41,032	925,272
RLI Corp.	5,738	533,691
Selective Insurance Group, Inc.	8,541	565,841

		5,653,491

Insurance-Reinsurance — 0.8%
Reinsurance Group of America, Inc.	9,003	1,296,882
RenaissanceRe Holdings, Ltd.	6,350	1,202,944

		2,499,826

Internet Content-Information/News — 0.1%
Yelp, Inc.†	9,186	299,464

Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.	7,085	565,737
Eaton Vance Corp.	16,269	744,307
Federated Hermes, Inc.	13,814	500,481

340

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
Janus Henderson Group PLC	22,376	$565,442
Legg Mason, Inc.	11,733	459,347
Stifel Financial Corp.	9,832	636,032

		3,471,346

Lasers-System/Components — 0.3%
Coherent, Inc.†	3,473	491,186
II-VI, Inc.†	12,541	422,005

		913,191

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	5,697	671,505
Universal Display Corp.	6,097	1,074,109

		1,745,614

Machine Tools & Related Products — 0.5%
Colfax Corp.†	12,022	422,693
Kennametal, Inc.	11,914	372,789
Lincoln Electric Holdings, Inc.	8,793	784,160

		1,579,642

Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	9,786	841,988
Terex Corp.	9,432	239,101

		1,081,089

Machinery-Electrical — 0.2%
Regal Beloit Corp.	5,887	461,894

Machinery-Farming — 0.2%
AGCO Corp.	9,013	632,172

Machinery-General Industrial — 0.6%
Crane Co.	7,331	626,507
Nordson Corp.	7,357	1,242,303

		1,868,810

Machinery-Pumps — 0.7%
Curtiss-Wright Corp.	6,138	892,649
Graco, Inc.	23,981	1,274,590

		2,167,239

Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	23,347	200,317

Medical Instruments — 1.1%
Bio-Techne Corp.	5,480	1,150,636
Cantel Medical Corp.	5,388	350,543
Integra LifeSciences Holdings Corp.†	10,248	564,050
LivaNova PLC†	6,959	473,003
NuVasive, Inc.†	7,488	577,475

		3,115,707

Medical Labs & Testing Services — 1.1%
Catalent, Inc.†	21,038	1,285,422
Charles River Laboratories International, Inc.†	7,023	1,085,615
MEDNAX, Inc.†	12,121	279,631
Syneos Health, Inc.†	8,955	549,479

		3,200,147

Medical Products — 2.1%
Avanos Medical, Inc.†	6,892	189,806
Globus Medical, Inc., Class A†	11,068	578,635
Haemonetics Corp.†	7,288	782,658

Security Description	Shares	Value (Note 2)
Medical Products (continued)
Hill-Rom Holdings, Inc.	9,600	$1,022,304
Masimo Corp.†	7,054	1,203,412
Penumbra, Inc.†	4,619	810,450
West Pharmaceutical Services, Inc.	10,639	1,659,152

		6,246,417

Medical-Biomedical/Gene — 1.3%
Arrowhead Pharmaceuticals, Inc.†	14,394	603,253
Bio-Rad Laboratories, Inc., Class A†	3,107	1,121,378
Exelixis, Inc.†	43,690	751,468
Ligand Pharmaceuticals, Inc.†	2,525	221,720
Nektar Therapeutics†	25,296	503,137
United Therapeutics Corp.†	6,310	616,298

		3,817,254

Medical-Drugs — 0.4%
PRA Health Sciences, Inc.†	9,094	921,313
Prestige Consumer Healthcare, Inc.†	7,223	292,965

		1,214,278

Medical-HMO — 0.4%
Molina Healthcare, Inc.†	9,016	1,108,698

Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	12,736	409,208
Tenet Healthcare Corp.†	14,939	472,670

		881,878

Medical-Outpatient/Home Medical — 0.6%
Amedisys, Inc.†	4,638	818,561
Chemed Corp.	2,302	1,075,126

		1,893,687

Metal Processors & Fabrication — 0.2%
Timken Co.	9,748	512,062

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	5,307	195,191

Miscellaneous Manufacturing — 0.4%
AptarGroup, Inc.	9,192	1,061,768

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	7,987	260,296

Multimedia — 0.5%
FactSet Research Systems, Inc.	5,456	1,561,016

Networking Products — 0.2%
LogMeIn, Inc.	7,019	603,423

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	8,492	328,216
HNI Corp.	6,158	221,503

		549,719

Oil & Gas Drilling — 0.2%
Patterson-UTI Energy, Inc.	27,973	222,106
Transocean, Ltd.†	82,701	377,116

		599,222

Oil Companies-Exploration & Production — 0.5%
Chesapeake Energy Corp.†	168,595	86,287
CNX Resources Corp.†	26,830	193,981
EQT Corp.	36,759	222,392
Matador Resources Co.†	15,766	231,287
WPX Energy, Inc.†	59,924	716,092

		1,450,039

341

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	21,478	$450,179

Oil Refining & Marketing — 0.3%
Murphy USA, Inc.†	4,158	424,823
PBF Energy, Inc., Class A	14,648	399,890

		824,713

Oil-Field Services — 0.2%
Apergy Corp.†	11,138	288,029
Core Laboratories NV	6,381	224,165
NOW, Inc.†	15,644	156,596

		668,790

Paper & Related Products — 0.1%
Domtar Corp.	8,235	286,743

Physical Therapy/Rehabilitation Centers — 0.4%
Encompass Health Corp.	14,178	1,092,131

Pipelines — 0.2%
Antero Midstream Corp.	42,708	215,248
Equitrans Midstream Corp.	29,304	283,370

		498,618

Poultry — 0.2%
Pilgrim’s Pride Corp.†	7,536	196,313
Sanderson Farms, Inc.	2,835	390,351

		586,664

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc.	7,820	1,120,059

Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	6,291	274,413

Publishing-Newspapers — 0.4%
New York Times Co., Class A	20,671	661,679
TEGNA, Inc.	31,189	527,094

		1,188,773

Publishing-Periodicals — 0.1%
Meredith Corp.	5,780	173,689

Quarrying — 0.1%
Compass Minerals International, Inc.	4,872	282,040

Racetracks — 0.4%
Churchill Downs, Inc.	5,097	735,905
Penn National Gaming, Inc.†	15,667	467,346

		1,203,251

Real Estate Investment Trusts — 9.5%
Alexander & Baldwin, Inc.	9,767	213,507
American Campus Communities, Inc.	19,758	906,299
Brixmor Property Group, Inc.	42,828	854,847
Camden Property Trust	13,924	1,565,475
CoreCivic, Inc.	17,125	273,144
CoreSite Realty Corp.	5,419	636,462
Corporate Office Properties Trust	16,113	479,684
Cousins Properties, Inc.†	21,103	863,746
CyrusOne, Inc.	16,277	990,455
Diversified Healthcare Trust†	34,208	264,086
Douglas Emmett, Inc.	23,701	983,591
EastGroup Properties, Inc.	5,523	751,515
EPR Properties	11,282	805,196
First Industrial Realty Trust, Inc.	18,255	779,488
GEO Group, Inc.	17,438	275,520

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Healthcare Realty Trust, Inc.	19,230	$693,434
Highwoods Properties, Inc.	14,917	747,491
JBG SMITH Properties	16,972	688,215
Kilroy Realty Corp.	14,024	1,157,962
Lamar Advertising Co., Class A	12,368	1,147,874
Liberty Property Trust	22,686	1,421,278
Life Storage, Inc.	6,708	759,211
Macerich Co.	15,844	353,480
Mack-Cali Realty Corp.	13,021	285,941
Medical Properties Trust, Inc.	74,403	1,648,026
National Retail Properties, Inc.	24,680	1,382,080
Omega Healthcare Investors, Inc.	31,419	1,318,027
Park Hotels & Resorts, Inc.	34,422	755,219
Pebblebrook Hotel Trust	18,784	445,556
PotlatchDeltic Corp.	9,666	415,638
PS Business Parks, Inc.	2,880	482,573
Rayonier, Inc.	18,594	564,886
Sabra Health Care REIT, Inc.	27,852	598,818
Service Properties Trust	23,663	510,648
Spirit Realty Capital, Inc.	14,340	756,865
Taubman Centers, Inc.	8,803	232,575
Urban Edge Properties	16,559	304,520
Weingarten Realty Investors	17,392	506,107

		27,819,439

Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	7,410	1,258,366

Recreational Vehicles — 0.5%
Brunswick Corp.	11,730	737,231
Polaris, Inc.	8,268	759,333

		1,496,564

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	9,656	573,180
Avis Budget Group, Inc.†	8,174	268,107

		841,287

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	5,380	646,891
Six Flags Entertainment Corp.	11,303	430,984

		1,077,875

Retail-Apparel/Shoe — 0.4%
American Eagle Outfitters, Inc.	22,838	328,867
Foot Locker, Inc.	15,391	584,396
Urban Outfitters, Inc.†	10,143	259,661

		1,172,924

Retail-Automobile — 0.1%
AutoNation, Inc.†	8,466	359,297

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	18,199	259,336

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	6,477	440,889

Retail-Convenience Store — 0.3%
Casey’s General Stores, Inc.	5,289	850,789

Retail-Discount — 0.3%
BJ’s Wholesale Club Holdings, Inc.†	17,566	360,454
Ollie’s Bargain Outlet Holdings, Inc.†	7,863	417,054

		777,508

342

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Home Furnishings — 0.4%
RH†	2,349	$490,354
Williams-Sonoma, Inc.	11,160	782,093

		1,272,447

Retail-Misc./Diversified — 0.4%
Five Below, Inc.†	8,005	906,326
Sally Beauty Holdings, Inc.†	16,727	256,760

		1,163,086

Retail-Pawn Shops — 0.2%
FirstCash, Inc.	6,137	533,735

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	9,403	367,845

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	1,417	86,040

Retail-Restaurants — 1.8%
Brinker International, Inc.	5,374	229,416
Cheesecake Factory, Inc.	5,905	226,752
Cracker Barrel Old Country Store, Inc.	3,460	529,138
Domino’s Pizza, Inc.	5,881	1,656,972
Dunkin’ Brands Group, Inc.	11,912	930,208
Jack in the Box, Inc.	3,401	278,032
Papa John’s International, Inc.	3,170	205,352
Texas Roadhouse, Inc.	9,382	586,375
Wendy’s Co.	26,463	573,453

		5,215,698

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	9,145	404,483

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	33,441	439,080

Savings & Loans/Thrifts — 0.6%
New York Community Bancorp, Inc.	67,201	743,243
Sterling Bancorp	29,052	581,040
Washington Federal, Inc.	11,265	383,010

		1,707,293

Schools — 0.4%
Adtalem Global Education, Inc.†	7,764	267,936
Graham Holdings Co., Class B	625	343,262
Grand Canyon Education, Inc.†	6,934	542,794

		1,153,992

Security Services — 0.2%
Brink’s Co.	7,193	605,579

Semiconductor Components-Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	8,311	638,368
Cypress Semiconductor Corp.	53,104	1,238,916

		1,877,284

Semiconductor Equipment — 1.0%
Cabot Microelectronics Corp.	4,185	608,960
MKS Instruments, Inc.	7,838	821,579
Teradyne, Inc.	24,096	1,590,095

		3,020,634

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	3,095	439,676

Security Description	Shares	Value (Note 2)
Steel-Producers — 1.0%
Carpenter Technology Corp.	6,862	$272,696
Commercial Metals Co.	17,061	350,604
Reliance Steel & Aluminum Co.	9,585	1,100,358
Steel Dynamics, Inc.	30,980	925,682
United States Steel Corp.	24,450	221,761

		2,871,101

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	18,130	312,743

Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	22,244	904,663

Telephone-Integrated — 0.1%
Telephone & Data Systems, Inc.	14,063	318,949

Television — 0.2%
AMC Networks, Inc., Class A†	6,337	231,871
World Wrestling Entertainment, Inc., Class A	6,824	333,557

		565,428

Theaters — 0.2%
Cinemark Holdings, Inc.	15,329	483,017

Tools-Hand Held — 0.2%
MSA Safety, Inc.	5,125	694,950

Toys — 0.2%
Mattel, Inc.†	49,854	729,364

Transport-Equipment & Leasing — 0.1%
GATX Corp.	5,047	384,228

Transport-Marine — 0.2%
Kirby Corp.†	8,620	631,760

Transport-Services — 0.1%
Ryder System, Inc.	7,663	365,678

Transport-Truck — 0.9%
Knight-Swift Transportation Holdings, Inc.	17,667	655,092
Landstar System, Inc.	5,674	628,396
Werner Enterprises, Inc.	6,369	234,761
XPO Logistics, Inc.†	13,272	1,180,146

		2,698,395

Water — 0.5%
Essential Utilities, Inc.†	31,036	1,612,010

Wire & Cable Products — 0.1%
Belden, Inc.	5,556	273,744

Wireless Equipment — 0.3%
InterDigital, Inc.	4,477	247,354
ViaSat, Inc.†	8,293	527,850

		775,204

Total Common Stocks (cost $238,057,686)		255,799,806

EXCHANGE-TRADED FUNDS — 4.7%
SPDR S&P MidCap 400 ETF Trust (cost $13,107,073)	37,500	13,704,750

Total Long-Term Investment Securities (cost $251,164,759)		269,504,556

343

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills 1.52% due 05/28/2020 (1)	$765,000	$761,283
1.54% due 07/02/2020	520,000	516,747

Total Short-Term Investment Securities (cost $1,277,851)		1,278,030

REPURCHASE AGREEMENTS — 8.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $23,969,499 collateralized by $8,365,000 of United States Treasury Notes, bearing interest at 1.88% due 01/31/2022 and by $15,900,000 of United States Treasury Notes, bearing interest at 1.50% due 08/31/2021 and having an approximate value of $24,451,548. cost ($23,969,000)	23,969,000	23,969,000

TOTAL INVESTMENTS (cost $276,411,610)(2)	100.2%	294,751,586
Liabilities in excess of other assets	(0.2)	(559,014)

NET ASSETS	100.0%	$294,192,572

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

121	Long	S&P 400 E-Mini Index	March 2020	$24,662,307	$24,284,700	$(377,607)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$255,799,806	$—	$—	$255,799,806
Exchanged-Traded Funds	13,704,750	—	—	13,704,750
Short-Term Investment Securities	—	1,278,030	—	1,278,030
Repurchase Agreements	—	23,969,000	—	23,969,000

Total Investments at Value	$269,504,556	$25,247,030	$—	$294,751,586

LIABILITES:
Other Financial Instruments:†
Futures Contracts	$377,607	$—	$—	$377,607

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

344

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Medical-Drugs	13.7%
Insurance-Life/Health	7.8
Soap & Cleaning Preparation	7.8
Brewery	5.7
Enterprise Software/Service	5.6
Cosmetics & Toiletries	5.4
Tobacco	5.4
Banks-Commercial	5.0
Commercial Services	3.3
Aerospace/Defense-Equipment	3.2
Dialysis Centers	3.1
Beverages-Wine/Spirits	2.8
Gold Mining	2.7
Oil Companies-Integrated	2.6
Industrial Automated/Robotic	2.4
Internet Content-Information/News	2.1
Transport-Services	2.0
Electronics-Military	1.7
Electronic Components-Semiconductors	1.4
Semiconductor Components-Integrated Circuits	1.3
Electronic Components-Misc.	1.3
Diversified Banking Institutions	1.3
Fisheries	1.2
Machinery-General Industrial	1.2
Oil Refining & Marketing	1.2
Rental Auto/Equipment	1.1
Apparel Manufacturers	1.0
Building Products-Cement	0.9
Commercial Services-Finance	0.8
Investment Management/Advisor Services	0.7
Non-Ferrous Metals	0.7
Retail-Automobile	0.6
Auto/Truck Parts & Equipment-Original	0.6
Medical Instruments	0.4
Auto-Cars/Light Trucks	0.4

98.4%

Country Allocation*

United Kingdom	21.1%
Germany	14.9
France	14.6
Japan	10.7
Canada	5.9
Netherlands	5.7
Switzerland	5.1
South Korea	2.9
Hong Kong	2.7
Cayman Islands	2.7
Italy	1.8
Jersey	1.5
Taiwan	1.3
Singapore	1.3
Norway	1.2
Sweden	1.2
Finland	1.2
China	1.1
Spain	1.1
Portugal	0.4

98.4%

*	Calculated as a percentage of net assets

345

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.4%
Canada — 5.9%
Barrick Gold Corp.	660,475	$12,232,312
Cameco Corp.	415,426	3,349,400
Constellation Software, Inc.	10,769	11,319,493

		26,901,205

Cayman Islands — 2.7%
Minth Group, Ltd.	876,000	2,697,759
Tencent Holdings, Ltd.	200,400	9,515,610

		12,213,369

China — 1.1%
China Petroleum & Chemical Corp.	9,382,000	4,950,396

Finland — 1.2%
Neste Oyj	134,752	5,361,765

France — 14.6%
AXA SA	295,616	7,875,850
L’Oreal SA	9,471	2,653,887
Pernod Ricard SA	73,532	12,753,280
Safran SA	88,981	14,387,294
Sanofi	149,023	14,372,360
Thales SA	68,784	7,583,827
TOTAL SA	140,282	6,836,039

		66,462,537

Germany — 14.9%
Bayer AG	137,434	11,097,607
Deutsche Post AG	259,012	9,070,688
Fresenius SE & Co. KGaA	275,812	14,129,695
HeidelbergCement AG	57,122	3,882,103
Henkel AG & Co. KGaA (Preference Shares)	153,355	15,643,377
SAP SE	107,477	14,064,753

		67,888,223

Hong Kong — 2.7%
AIA Group, Ltd.	1,255,800	12,380,934

Italy — 1.8%
Intesa Sanpaolo SpA	1,465,653	3,643,021
Moncler SpA	102,343	4,419,309

		8,062,330

Japan — 10.7%
FANUC Corp.	30,100	5,476,115
Hoya Corp.	60,700	5,834,746
Keyence Corp.	16,600	5,628,323
Kirin Holdings Co., Ltd.	600,900	13,108,986
Lion Corp.	278,300	5,308,350
Shiseido Co., Ltd.	51,200	3,308,674
Sumitomo Mitsui Financial Group, Inc.	164,700	5,771,599
Toyota Motor Corp.	24,300	1,686,002
USS Co., Ltd.	154,400	2,809,406

		48,932,201

Jersey — 1.5%
Experian PLC	98,955	3,441,055

Security Description	Shares	Value (Note 2)
Jersey (continued)
Man Group PLC	1,658,363	$3,360,931

		6,801,986

Netherlands — 5.7%
Heineken NV	116,952	12,729,364
ING Groep NV	582,208	6,319,027
Unilever NV	122,586	7,129,658

		26,178,049

Norway — 1.2%
Mowi ASA	228,481	5,453,048

Portugal — 0.4%
Banco Comercial Portugues SA	9,100,866	1,932,910

Singapore — 1.3%
United Overseas Bank, Ltd.	321,200	5,958,539

South Korea — 2.9%
LG Household & Health Care, Ltd.	6,354	6,659,170
Samsung Electronics Co., Ltd.	136,119	6,370,260

		13,029,430

Spain — 1.1%
Bankinter SA	763,297	4,948,143

Sweden — 1.2%
Hexagon AB, Class B	99,231	5,408,104

Switzerland — 5.1%
Alcon, Inc.†	31,847	1,881,426
Novartis AG	133,863	12,662,698
Roche Holding AG	25,181	8,474,940

		23,019,064

Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	112,463	6,066,254

United Kingdom — 21.1%
Ashtead Group PLC	157,475	5,079,435
Aviva PLC	349,345	1,843,624
British American Tobacco PLC	317,681	14,043,128
GlaxoSmithKline PLC	680,940	15,988,535
Imperial Brands PLC	409,982	10,529,337
M&G PLC†	639,347	2,022,820
Prudential PLC	639,347	11,378,841
Reckitt Benckiser Group PLC	239,215	19,813,075
RELX PLC (Euronext Amsterdam)	312,883	8,282,725
RELX PLC (LSE)	263,589	6,999,739

		95,981,259

TOTAL INVESTMENTS (cost $419,692,850)(1)	98.4%	447,929,746
Other assets less liabilities	1.6	7,352,014

NET ASSETS	100.0%	$455,281,760

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

Euronext Amerstdam — Euronext Stock Exchange, Amsterdam

LSE — London Stock Exchange

346

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$32,967,459	$414,962,287	**	$—	$447,929,746

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

347

SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Applications Software	8.1%
Medical-Drugs	5.1
Diversified Banking Institutions	4.5
Insurance-Property/Casualty	4.4
Finance-Credit Card	4.1
E-Commerce/Products	4.0
Medical-HMO	3.9
Internet Content-Entertainment	3.8
Cosmetics & Toiletries	3.7
Aerospace/Defense	3.3
Real Estate Investment Trusts	3.1
Oil Companies-Integrated	2.4
Wireless Equipment	2.4
Medical Products	2.2
Web Portals/ISP	2.2
Retail-Building Products	2.2
Instruments-Controls	2.1
E-Commerce/Services	2.0
Semiconductor Equipment	2.0
Telephone-Integrated	2.0
Semiconductor Components-Integrated Circuits	1.8
Insurance-Life/Health	1.8
Brewery	1.7
Commercial Services-Finance	1.6
Diagnostic Equipment	1.6
Transport-Rail	1.5
Finance-Other Services	1.5
Veterinary Diagnostics	1.5
Electric-Integrated	1.4
Pipelines	1.4
Electronic Components-Semiconductors	1.4
Retail-Consumer Electronics	1.3
Banks-Commercial	1.2
Retail-Perfume & Cosmetics	1.1
Oil-Field Services	1.1
Distribution/Wholesale	1.1
Repurchase Agreements	1.0
Computer Services	1.0
Building-Residential/Commercial	0.9
Retail-Restaurants	0.9
Retail-Auto Parts	0.8
Medical-Biomedical/Gene	0.7
Soap & Cleaning Preparation	0.7
Tools-Hand Held	0.6
Auto-Cars/Light Trucks	0.6
Chemicals-Specialty	0.6
Gas-Distribution	0.5
Transport-Services	0.5
Medical Labs & Testing Services	0.3

99.6%

*	Calculated as a percentage of net assets

348

SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.6%
Aerospace/Defense — 3.3%
Lockheed Martin Corp.	33,315	$14,262,818

Applications Software — 8.1%
Microsoft Corp.	203,187	34,588,523

Auto-Cars/Light Trucks — 0.6%
General Motors Co.	74,129	2,475,167

Banks-Commercial — 1.2%
Danske Bank A/S	183,026	3,056,472
SVB Financial Group†	9,684	2,327,356

		5,383,828

Brewery — 1.7%
Anheuser-Busch InBev SA NV	43,580	3,288,009
Constellation Brands, Inc., Class A	20,388	3,839,060

		7,127,069

Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	67,276	3,982,739

Chemicals-Specialty — 0.6%
Ecolab, Inc.	12,440	2,439,608

Commercial Services-Finance — 1.6%
S&P Global, Inc.	24,139	7,090,349

Computer Services — 1.0%
Amdocs, Ltd.	60,601	4,360,242

Cosmetics & Toiletries — 3.7%
Procter & Gamble Co.	126,987	15,825,120

Diagnostic Equipment — 1.6%
Thermo Fisher Scientific, Inc.	21,903	6,859,801

Distribution/Wholesale — 1.1%
Fastenal Co.	132,896	4,635,413

Diversified Banking Institutions — 4.5%
JPMorgan Chase & Co.	145,862	19,306,294

E-Commerce/Products — 4.0%
Amazon.com, Inc.†	8,546	17,166,521

E-Commerce/Services — 2.0%
Booking Holdings, Inc.†	4,826	8,834,234

Electric-Integrated — 1.4%
Duke Energy Corp.	62,373	6,089,476

Electronic Components-Semiconductors — 1.4%
Texas Instruments, Inc.	49,607	5,985,085

Finance-Credit Card — 4.1%
Capital One Financial Corp.	115,874	11,564,225
Mastercard, Inc., Class A	18,555	5,862,267

		17,426,492

Finance-Other Services — 1.5%
Intercontinental Exchange, Inc.	64,727	6,455,871

Gas-Distribution — 0.5%
UGI Corp.	51,097	2,125,124

Instruments-Controls — 2.1%
Honeywell International, Inc.	51,330	8,891,383

Insurance-Life/Health — 1.8%
Equitable Holdings, Inc.	316,257	7,596,493

Insurance-Property/Casualty — 4.4%
Berkshire Hathaway, Inc., Class B†	63,891	14,339,057

Security Description	Shares	Value (Note 2)
Insurance-Property/Casualty (continued)
Fidelity National Financial, Inc.	46,190	$2,251,762
Progressive Corp.	31,001	2,501,471

		19,092,290

Internet Content-Entertainment — 3.8%
Facebook, Inc., Class A†	80,350	16,223,469

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	8,640	1,515,456

Medical Products — 2.2%
Zimmer Biomet Holdings, Inc.	65,238	9,648,700

Medical-Biomedical/Gene — 0.7%
Gilead Sciences, Inc.	49,527	3,130,106

Medical-Drugs — 5.1%
AstraZeneca PLC ADR	175,618	8,552,597
Merck & Co., Inc.	154,210	13,175,702

		21,728,299

Medical-HMO — 3.9%
UnitedHealth Group, Inc.	61,060	16,635,797

Oil Companies-Integrated — 2.4%
Suncor Energy, Inc.	341,287	10,439,969

Oil-Field Services — 1.1%
Schlumberger, Ltd.	138,574	4,643,615

Pipelines — 1.4%
Magellan Midstream Partners LP	97,545	5,987,312

Real Estate Investment Trusts — 3.1%
Prologis, Inc.	143,079	13,289,178

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	8,196	3,328,396

Retail-Building Products — 2.2%
Home Depot, Inc.	40,748	9,294,619

Retail-Consumer Electronics — 1.3%
Best Buy Co., Inc.	64,086	5,427,443

Retail-Perfume & Cosmetics — 1.1%
Ulta Beauty, Inc.†	17,798	4,768,262

Retail-Restaurants — 0.9%
Starbucks Corp.	44,836	3,803,438

Semiconductor Components-Integrated Circuits — 1.8%
QUALCOMM, Inc.	89,453	7,631,236

Semiconductor Equipment — 2.0%
Applied Materials, Inc.	152,273	8,830,311

Soap & Cleaning Preparation — 0.7%
Church & Dwight Co., Inc.	41,386	3,071,669

Telephone-Integrated — 2.0%
Verizon Communications, Inc.	141,635	8,418,784

Tools-Hand Held — 0.6%
Stanley Black & Decker, Inc.	15,880	2,530,160

Transport-Rail — 1.5%
Union Pacific Corp.	37,243	6,682,139

Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	28,484	2,057,115

Veterinary Diagnostics — 1.5%
Elanco Animal Health, Inc.†	203,747	6,295,782

Web Portals/ISP — 2.2%
Alphabet, Inc., Class A†	6,644	9,519,390

349

SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 2.4%
Motorola Solutions, Inc.	57,981	$10,262,637

Total Long-Term Investment Securities (cost $347,324,488)		423,163,222

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp. bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $4,361,091 collateralized by $4,070,000 of United States Treasury Notes, bearing interest at 0.38% due 07/15/2027 and having an approximate value of $4,451,575 (cost $4,361,000)	$4,361,000	4,361,000

TOTAL INVESTMENTS (cost $351,685,488)(1)	99.6%	427,524,222
Other assets less liabilities	0.4	1,502,611

NET ASSETS	100.0%	$429,026,833

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$416,818,741	$6,344,481	**	$—	$423,163,222
Repurchase Agreements	—	4,361,000		—	4,361,000

Total Investments at Value	$416,818,741	$10,705,481		$—	$427,524,222

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

350

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Repurchase Agreements	54.4%
United States Treasury Notes	20.1
Uniform Mtg. Backed Securities	17.5
United States Treasury Bonds	10.4
Diversified Financial Services	5.3
Diversified Banking Institutions	2.5
Government National Mtg. Assoc.	1.2
Banks-Commercial	1.1
Electric-Integrated	1.1
Real Estate Investment Trusts	1.1
Federal National Mtg. Assoc.	1.1
Options Purchased	0.6
Federal Home Loan Mtg. Corp.	0.6
Sovereign	0.6
Insurance-Life/Health	0.5
Pipelines	0.4
Airlines	0.4
Finance-Leasing Companies	0.4
Sovereign Agency	0.3
Computers	0.3
Cable/Satellite TV	0.3
Regional Agencies	0.2
Medical-Drugs	0.2
Electronic Components-Semiconductors	0.2
Oil Companies-Exploration & Production	0.2
Auto-Cars/Light Trucks	0.2
Electric-Distribution	0.2
Banks-Super Regional	0.1
Gas-Distribution	0.1
Cellular Telecom	0.1
Chemicals-Specialty	0.1
Telephone-Integrated	0.1
Machinery-General Industrial	0.1
Casino Hotels	0.1
Insurance-Multi-line	0.1
Certificates of Deposit	0.1
Applications Software	0.1
Insurance-Reinsurance	0.1
Commercial Services	0.1
Medical-Hospitals	0.1
Oil Companies-Integrated	0.1
Retail-Restaurants	0.1
Finance-Investment Banker/Broker	0.1
Municipal Bonds & Notes	0.1
Medical Instruments	0.1
Food-Misc./Diversified	0.1
Commercial Services-Finance	0.1
Diversified Manufacturing Operations	0.1
Agricultural Chemicals	0.1
Beverages-Wine/Spirits	0.1
Medical-Biomedical/Gene	0.1
Aerospace/Defense-Equipment	0.1
Finance-Other Services	0.1
Enterprise Software/Service	0.1
Tobacco	0.1
Medical-HMO	0.1
Electronic Parts Distribution	0.1

124.4%

Credit Quality#†

Aaa	73.7%
Aa	1.9
A	5.0
Baa	9.1
Ba	1.3
B	0.6
Caa	0.5
Ca	0.1
Not Rated@	7.8

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

351

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 5.3%
Diversified Financial Services — 5.3%
ALBA PLC FRS Series 2005-1, Class A3 0.98% (3 ML GBP+0.19%) due 11/25/2042(1)	GBP	492,538	$623,542
ALBA PLC FRS Series 2015-1, Class A 1.96% (1 ML GBP+1.25%) due 04/24/2049(1)	GBP	334,004	441,614
Alternative Loan Trust FRS Series 2006-OA3, Class 2A1 1.87% (1 ML+0.21%) due 05/25/2036(1)	$	4,627,643	4,162,896
Alternative Loan Trust Series 2005-J11, Class 1A15 5.50% due 11/25/2035(1)		193,942	162,638
Alternative Loan Trust Series 2005-65CB, Class 2A6 6.00% due 12/25/2035(1)		247,513	237,152
Alternative Loan Trust Series 2007-J1, Class 2A4 6.00% due 03/25/2037(1)		734,175	448,578
American Home Mtg. Assets Trust FRS Series 2006-3, Class 3A11 1.78% (1 ML+0.12%) due 10/25/2046(1)		25,849	24,790
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class A 2.83% (1 ML+1.15%) due 05/15/2037*		1,300,000	1,300,407
BAMLL Commercial Mtg. Securities Trust FRS Series 2019-RLJ, Class A 2.73% (1 ML+1.05%) due 04/15/2036*(2)		1,300,000	1,299,998
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(3)		1,119,326	1,192,303
Barings BDC Static CLO, Ltd. FRS Series 2019-1A, Class A1 2.85% (3 ML+1.02%) due 04/15/2027*(4)		969,446	966,807
Bear Stearns Asset Backed Securities I Trust FRS Series 2005-HE4, Class M2 2.62% (1 ML+0.96%) due 04/25/2035		221,853	222,494
ChaseFlex Trust FRS Series 2007-2, Class A1 1.94% (1 ML+0.28%) due 05/25/2037(1)		1,002,186	961,533
Citigroup Commercial Mtg. Trust Series 2019-SMRT, Class A 4.15% due 01/10/2036*(2)		2,400,000	2,586,934
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 1.82% (1 ML+0.16%) due 12/25/2036*		1,395,310	953,370

Security Description		Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-B, Class A1 3.26% due 04/25/2066*(1)(5)	$	418,351	$421,261
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.94% due 04/10/2033*(2)(5)		1,100,000	1,217,921
Countrywide Asset-Backed Certificates FRS Series 2006-26, Class 1A 1.80% (1 ML+0.14%) due 06/25/2037		238,789	222,094
Countrywide Asset-Backed Certs. FRS Series 2007-1, Class 2A3 1.80% (1 ML+0.14%) due 07/25/2037		213,465	199,036
Countrywide Asset-Backed Certs. FRS Series 2007-10, Class 2A4 1.91% (1 ML+0.25%) due 06/25/2047		800,000	757,813
Credit Suisse Mtg. Capital Certs. Series 2019-RPL4, Class A1 3.83% due 08/26/2058*(1)		671,703	678,152
Crown Point CLO 5, Ltd. FRS Series 2018-5A, Class A 2.78% (3 ML+0.94%) due 07/17/2028*(4)		1,600,000	1,598,533
CSMC Trust VRS Series 2019-RPL9, Class A1 3.32% due 10/27/2059*(1)(5)		595,443	598,644
CVP Cascade, Ltd. FRS Series 2013-CLO1, Class A1R 2.99% (3 ML+1.15%) due 01/16/2026*(4)		558,709	558,919
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(2)		2,400,000	2,550,704
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR3, Class 2A2A 1.84% (1 ML+0.18%) due 06/25/2037(1)		4,113	4,076
Dryden Senior Loan Fund FRS Series 2012-25A, Class ARR 2.73% (3 ML+0.90%) due 10/15/2027*(4)		1,473,074	1,472,325
Encore Credit Receivables Trust FRS Series 2005-1, Class M1 2.32% (1 ML+0.66%) due 07/25/2035		740,444	735,352
Eurosail PLC FRS Series 2006-4X, Class A3C 0.95% (3 ML GBP+0.16%) due 12/10/2044(1)	GBP	168,315	220,206
Eurosail PLC FRS Series 2007-3X, Class A3A 1.73% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	477,334	630,160

352

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Eurosail PLC FRS Series 2007-3X, Class A3C 1.73% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	636,370	$835,584
Eurosail PLC FRS Series 2007-3A, Class A3C 1.75% (3 ML GBP+0.95%) due 06/13/2045*(1)	GBP	538,467	707,033
Figueroa CLO, Ltd. FRS Series 2013-2A, Class A1RR 2.76% (3 ML+0.85%) due 06/20/2027*(4)	$	539,634	539,226
Flagship CLO VIII, Ltd. FRS Series 2014-8A, Class ARR 2.69% (3 ML+0.85%) due 01/16/2026*(4)		401,832	401,728
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*		2,100,000	2,113,678
Fremont Home Loan Trust FRS Series 2005-1, Class M5 2.73% (1 ML+1.07%) due 06/25/2035		800,000	801,601
Gallatin CLO IX, Ltd. FRS Series 2018-1A, Class A 2.87% (3 ML+1.05%) due 01/21/2028*(4)		900,000	899,239
Halcyon Loan Advisors Funding, Ltd. FRS Series 2014-3A, Class AR 2.90% (3 ML+1.10%) due 10/22/2025*(4)		634,241	634,304
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 1.84% (1 ML+0.19%) due 01/19/2038(1)		21,992	20,942
HarborView Mtg. Loan Trust VRS Series 2005-4, Class 3A1 4.32% due 07/19/2035(1)(5)		163,261	154,244
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(2)		1,600,000	1,698,186
JP Morgan Mtg. Acquisition Trust FRS Series 2007-CH5, Class A5 1.92% (1 ML+0.26%) due 06/25/2037		1,600,000	1,583,794
Legacy Mtg. Asset Trust Series 2019-GS3, Class A1 3.75% due 04/25/2059*		1,158,059	1,169,955
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class A 2.81% (1 ML+1.13%) due 05/15/2036*		1,300,000	1,301,221
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.98% (3 ML GBP+0.19%) due 12/01/2060(1)	GBP	677,866	855,960
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 1.40% (3 ML GBP+0.60%) due 01/01/2061(1)	GBP	1,002,039	1,299,333

Security Description		Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
Mastr Asset Backed Securities Trust FRS Series 2004-WMC3, Class M1 2.49% (1 ML+0.83%) due 10/25/2034	$	712,900	$714,938
Mill City Mtg. Loan Trust VRS Series 2019-GS2, Class A1 2.75% due 08/25/2059*(1)(5)		1,239,186	1,260,594
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(2)		1,800,000	1,932,039
MortgageIT Trust FRS Series 2005-2, Class 1A1 2.18% (1 ML+0.52%) due 05/25/2035(1)		64,940	66,104
Mountain View CLO, Ltd. FRS Series 2014-1A, Class ARR 2.63% (3 ML+0.80%) due 10/15/2026*(4)		856,443	857,071
Natixis Commercial Mtg. Securities Trust Series 2019-10K, Class A 3.62% due 05/15/2039*(2)		1,600,000	1,753,069
Natixis Commercial Mtg. Securities Trust Series 2019-LVL, Class A 3.89% due 08/15/2038*(2)		800,000	891,137
New Residential Mtg. Loan Trust VRS Series 2019-RPL3, Class A1 2.75% due 07/25/2059*(1)(5)		1,640,706	1,669,752
New Residential Mtg. Loan Trust VRS Series 2020-RPL1, Class A1 2.75% due 11/25/2059*(1)(3)(5)		800,000	812,860
New Residential Mtg. Loan Trust VRS Series 2018-3A, Class A1 4.50% due 05/25/2058*(1)(5)		462,589	490,607
Palmer Square Loan Funding, Ltd. FRS Series 2018-4A, Class A1 2.81% (3 ML+0.90%) due 11/15/2026*(4)		911,852	911,425
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 2.56% (1 ML+0.88%) due 09/15/2034*(2)		1,400,000	1,401,131
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 2.61% (1 ML+0.95%) due 11/25/2065*		477,002	477,002
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 3.13% (1 ML+1.45%) due 02/17/2032*		1,090,774	1,102,057
START, Ltd. Series 2019-1, Class A 4.09% due 03/15/2044*		564,286	580,315
TICP CLO II-2, Ltd. FRS Series 2018-IIA, Class A1 2.66% (3 ML+0.84%) due 04/20/2028*(4)		2,500,000	2,491,963

353

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Towd Point Mtg.Trust FRS Series 2019-HY2, Class A1 2.66% (1 ML+1.00%) due 05/25/2058*	$	821,757	$826,177
Towd Point Mtg.Trust VRS Series 2019-4, Class A1 2.90% due 10/25/2059*(5)		769,288	790,430
Towd Point Mtg.Trust VRS Series 2019-SJ3, Class A1 3.00% due 11/25/2059*(5)		756,064	758,916
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.98% (3 ML GBP+0.20%) due 10/10/2040(1)	GBP	355,650	447,112
Uropa Securities PLC FRS Series 2008-1, Class A 0.99% (3 ML GBP+0.20%) due 06/10/2059(1)	GBP	665,872	850,347
Uropa Securities PLC FRS Series 2008-1, Class M1 1.14% (3 ML GBP+0.35%) due 06/10/2059(1)	GBP	162,516	204,432
Uropa Securities PLC FRS Series 2008-1, Class M2 1.34% (3 ML GBP+0.55%) due 06/10/2059(1)	GBP	126,944	159,421
Uropa Securities PLC FRS Series 2008-1, Class B 1.54% (3 ML GBP+0.75%) due 06/10/2059(1)	GBP	135,314	169,221
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 2.33% (1 ML+0.27%) due 12/25/2045(1)		393,250	392,663
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 2A 2.54% (COFI+1.50%) due 08/25/2046(1)		1,260,370	1,234,459
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(2)		2,100,000	2,291,205
Zais CLO, Ltd. FRS Series 2014-1A, Class A1AR 2.98% (3 ML+1.15%) due 04/15/2028*(4)		1,300,000	1,300,399

Total Asset Backed Securities (cost $67,730,046)			69,303,126

U.S. CORPORATE BONDS & NOTES — 7.0%
Aerospace/Defense-Equipment — 0.1%
Spirit AeroSystems, Inc. Company Guar. Notes 3.85% due 06/15/2026		800,000	800,840

Airlines — 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030		610,302	638,555
American Airlines Pass-Through Trust Pass-Through Certs. 3.25% due 04/15/2030		174,366	184,066

Security Description		Principal Amount**	Value (Note 2)
Airlines (continued)
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 01/15/2027	$	338,044	$360,299
American Airlines Pass-Through Trust Pass-Through Certs. 4.00% due 08/15/2030		87,625	95,875
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.65% due 08/15/2031		462,176	488,920
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030		894,276	932,978
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030		894,276	933,613
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 08/25/2031		907,835	1,021,341
US Airways Pass Through Trust Pass-Through Certs. 5.90% due 04/01/2026		58,502	65,809

			4,721,456

Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.10% due 02/06/2037		1,000,000	1,209,326

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC FRS Senior Notes 2.71% (3 ML+0.81%) due 04/05/2021		200,000	199,670
Ford Motor Credit Co. LLC FRS Senior Notes 2.86% (3 ML+0.93%) due 09/24/2020		1,500,000	1,502,863
Ford Motor Credit Co. LLC FRS Senior Notes 2.98% (3 ML+1.08%) due 08/03/2022		400,000	395,949
Ford Motor Credit Co. LLC Senior Notes 5.75% due 02/01/2021		200,000	206,749

			2,305,231

Banks-Commercial — 0.1%
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020		880,000	884,258
MUFG Union Bank NA Senior Notes 2.10% due 12/09/2022		600,000	605,300

			1,489,558

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025		200,000	210,844

354

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional — 0.1%
Wells Fargo & Co. Senior Notes 2.55% due 12/07/2020	$	110,000	$110,682
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025		50,000	52,305
Wells Fargo & Co. FRS Senior Notes 3.16% (3 ML+1.23%) due 10/31/2023		1,900,000	1,938,893

			2,101,880

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025		10,000	10,517

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025		60,000	65,615

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.56% (3 ML+1.65%) due 02/01/2024		1,900,000	1,957,287
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020		450,000	452,655
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050		1,100,000	1,177,143

			3,587,085

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 2.90% due 06/25/2025		600,000	611,289

Cellular Telecom — 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*		900,000	950,625
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*		1,000,000	1,090,000

			2,040,625

Chemicals-Specialty — 0.1%
Huntsman International LLC Senior Notes 4.50% due 05/01/2029		500,000	544,732

Security Description		Principal Amount**	Value (Note 2)
Chemicals-Specialty (continued)
Huntsman International LLC Senior Notes 5.13% due 11/15/2022	$	300,000	$321,751
International Flavors & Fragrances, Inc. Senior Notes 3.40% due 09/25/2020		1,100,000	1,109,483

			1,975,966

Commercial Services — 0.1%
RELX Capital, Inc. Company Guar. Notes 4.00% due 03/18/2029		1,000,000	1,124,951

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026		800,000	836,952
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026		50,000	56,586

			893,538

Computers — 0.3%
Apple, Inc. Senior Notes 2.90% due 09/12/2027		300,000	318,203
Apple, Inc. Senior Notes 3.35% due 02/09/2027		200,000	217,004
Apple, Inc. Senior Notes 4.65% due 02/23/2046		500,000	649,297
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*		900,000	1,035,945
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*		1,100,000	1,520,887

			3,741,336

Diversified Banking Institutions — 0.3%
Bank of America Corp. Senior Notes 2.63% due 10/19/2020		600,000	603,664
Bank of America Corp. FRS Senior Notes 2.98% (3 ML+1.16%) due 01/20/2023		200,000	203,305
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024		1,200,000	1,279,661
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		750,000	826,823
JPMorgan Chase & Co. FRS Senior Notes 2.69% (3 ML+0.90%) due 04/25/2023		600,000	606,629
Morgan Stanley Senior Notes 4.00% due 07/23/2025		60,000	65,924

			3,586,006

355

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	$	400,000	$412,947
General Electric Co. Senior Notes 5.55% due 01/05/2026		400,000	466,472

			879,419

Electric-Integrated — 1.0%
AEP Texas, Inc. Senior Notes 3.95% due 06/01/2028		1,300,000	1,450,897
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025		550,000	588,135
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026		1,600,000	1,680,327
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046		1,700,000	1,922,262
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026		1,000,000	1,028,586
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028		1,900,000	1,995,460
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024		700,000	734,140
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.20% due 02/25/2022		700,000	719,716
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025(6)		30,000	31,575
Pacific Gas & Electric Co. Senior Notes 4.25% due 08/01/2023*(6)		400,000	439,000
Southern California Edison Co. 1st Mtg. Notes 3.90% due 03/15/2043		200,000	217,671
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047		1,500,000	1,677,065
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042		200,000	223,221
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043		480,000	577,277

			13,285,332

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027		1,000,000	1,055,255
Broadcom, Inc. Company Guar. Notes 3.13% due 04/15/2021*		600,000	608,636

			1,663,891

Security Description		Principal Amount**	Value (Note 2)
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	$	700,000	$727,305

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025		700,000	739,336

Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 5.00% due 10/26/2020		100,000	101,400
Synchrony Financial Senior Notes 2.70% due 02/03/2020		12,000	12,000

			113,400

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025		25,000	26,954
Lazard Group LLC Senior Notes 4.38% due 03/11/2029		200,000	223,776

			250,730

Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021		700,000	726,879
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020		50,000	50,363

			777,242

Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038		200,000	247,718
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046		550,000	562,834
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*		125,000	128,280

			938,832

Gas-Distribution — 0.1%
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024		400,000	406,304
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048		1,400,000	1,674,753

			2,081,057

Insurance-Life/Health — 0.5%
Great-West Lifeco Finance 2018 LP Company Guar. Notes 4.05% due 05/17/2028*		500,000	570,846
Jackson National Life Global Funding Senior Sec. Notes 2.60% due 12/09/2020*		1,090,000	1,098,954

356

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	$	2,300,000	$2,526,550
Pricoa Global Funding I Sec. Notes 2.55% due 11/24/2020*		1,070,000	1,077,383
Principal Life Global Funding II Senior Sec. Notes 2.20% due 04/08/2020*		400,000	400,290
Protective Life Global Funding Sec. Notes 2.70% due 11/25/2020*		1,070,000	1,077,780

			6,751,803

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*		150,000	150,095
Metropolitan Life Global Funding I Sec. Notes 2.50% due 12/03/2020*		1,230,000	1,239,143

			1,389,238

Insurance-Mutual — 0.0%
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*		400,000	492,351

Insurance-Property/Casualty — 0.0%
First American Financial Corp. Senior Notes 4.60% due 11/15/2024		20,000	21,713

Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 3.90% due 05/15/2029		300,000	326,785

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.40% due 03/15/2024		1,600,000	1,732,371

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022		550,000	569,135
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049		300,000	377,814

			946,949

Medical Products — 0.0%
Zimmer Biomet Holdings, Inc. Senior Notes 2.70% due 04/01/2020		10,000	10,006
Zimmer Biomet Holdings, Inc. Senior Notes 3.15% due 04/01/2022		30,000	30,750
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025		30,000	32,020

			72,776

Security Description		Principal Amount**	Value (Note 2)
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	$	700,000	$809,497
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022		6,000	6,196

			815,693

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.60% due 11/21/2024*		600,000	612,931
Bayer US Finance II LLC FRS Company Guar. Notes 2.90% (3 ML+1.01%) due 12/15/2023*		200,000	201,830
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028		1,200,000	1,341,613

			2,156,374

Medical-HMO — 0.1%
Centene Corp Senior Notes 4.75% due 01/15/2025*		400,000	412,832
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021		310,000	316,900

			729,732

Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029		300,000	324,659
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046		700,000	774,265

			1,098,924

Oil-Field Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.14% due 11/07/2029		50,000	51,983

Pipelines — 0.4%
Energy Transfer Operating LP Company Guar. Notes 4.05% due 03/15/2025		100,000	106,148
Energy Transfer Operating LP Company Guar. Notes 4.75% due 01/15/2026		40,000	43,814
Energy Transfer Operating LP Company Guar. Notes 6.05% due 06/01/2041		1,200,000	1,381,343
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029		1,900,000	2,083,203
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023		600,000	656,400
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024		1,600,000	1,801,742

			6,072,650

357

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	$	100,000	$116,034
American Tower Corp. Senior Notes 2.25% due 01/15/2022		1,200,000	1,208,862
American Tower Corp. Senior Notes 3.38% due 10/15/2026		1,200,000	1,274,755
American Tower Corp. Senior Notes 4.00% due 06/01/2025		690,000	750,837
Brixmor Operating Partnership LP FRS Senior Notes 2.96% (3 ML+1.05%) due 02/01/2022		1,400,000	1,401,353
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026		290,000	322,974
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022		900,000	957,012
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023		800,000	874,948
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2030		800,000	844,328
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*		1,200,000	1,269,673
STORE Capital Corp. Senior Notes 4.63% due 03/15/2029		100,000	114,241
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025		1,300,000	1,450,152
Welltower, Inc. Senior Notes 3.95% due 09/01/2023		300,000	319,953
Weyerhaeuser Co. Senior Notes 4.00% due 11/15/2029		2,700,000	3,029,455
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024		500,000	542,244

			14,476,821

Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.80% due 04/01/2028		900,000	997,939

Telephone-Integrated — 0.1%
AT&T, Inc. FRS Senior Notes 2.89% (3 ML+0.93%) due 06/30/2020		90,000	90,315
AT&T, Inc. Senior Notes 4.35% due 03/01/2029		200,000	225,588

Security Description		Principal Amount**	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	$	1,435,000	$1,659,873

			1,975,776

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037		700,000	730,116

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025		20,000	21,381

Total U.S. Corporate Bonds & Notes (cost $86,363,193)			92,793,982

FOREIGN CORPORATE BONDS & NOTES — 4.9%
Agricultural Chemicals — 0.1%
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		300,000	316,931
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		500,000	561,424

			878,355

Airlines — 0.1%
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 3.35% due 12/15/2030*		600,000	638,301
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*		563,056	612,581

			1,250,882

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*		20,000	20,955
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.63% due 04/28/2026*		300,000	319,363

			340,318

Banks-Commercial — 0.9%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*		1,000,000	1,085,893
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*		1,300,000	1,398,266
Bank of Montreal Notes 1.75% due 06/15/2021*		1,500,000	1,502,781
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*		200,000	200,096
Credit Suisse AG Senior Notes 2.10% due 11/12/2021		1,200,000	1,207,987

358

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*	$	2,700,000	$2,710,400
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*		200,000	201,326
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*		200,000	214,137
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020		990,000	995,976
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021		140,000	141,488
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023		400,000	411,068
Santander UK Group Holdings PLC Senior Notes 3.82% due 11/03/2028		200,000	215,479
Santander UK PLC FRS Senior Notes 2.57% (3 ML+0.66%) due 11/15/2021		1,200,000	1,208,454
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020		850,000	853,035

			12,346,386

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 4.45% due 05/15/2025*		400,000	440,419
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*		400,000	418,647

			859,066

Casino Hotels — 0.1%
Sands China, Ltd. Senior Notes 4.60% due 08/08/2023		300,000	317,517
Sands China, Ltd. Senior Notes 5.40% due 08/08/2028		200,000	227,254
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*		400,000	397,000

			941,771

Diversified Banking Institutions — 2.2%
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	700,000	996,838
Barclays PLC Senior Notes 3.65% due 03/16/2025		950,000	1,007,060

Security Description		Principal Amount**	Value (Note 2)
Diversified Banking Institutions (continued)
Barclays PLC FRS Senior Notes 4.01% (3 ML+2.11%) due 08/10/2021	$	1,900,000	$1,944,429
Barclays PLC Senior Notes 4.61% due 02/15/2023		1,000,000	1,047,921
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*		2,300,000	2,518,047
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025		250,000	267,975
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.80% due 06/09/2023		1,500,000	1,584,205
Deutsche Bank AG FRS Senior Notes 3.19% (3 ML+1.29%) due 02/04/2021		1,600,000	1,603,175
Deutsche Bank AG Senior Notes 3.96% due 11/26/2025		700,000	730,000
HSBC Holdings PLC FRS Senior Notes 3.27% (3 ML+1.38%) due 09/12/2026		1,000,000	1,018,732
HSBC Holdings PLC FRS Senior Notes 3.40% (3 ML+1.50%) due 01/05/2022		300,000	306,873
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026		550,000	609,432
Lloyds Banking Group PLC Senior Notes 4.05% due 08/16/2023		2,400,000	2,557,346
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028		600,000	676,635
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 2.65% (3 ML+0.86%) due 07/26/2023		2,200,000	2,215,654
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024		100,000	105,790
Mizuho Financial Group, Inc. FRS Senior Notes 2.89% (3 ML+1.00%) due 09/11/2024		800,000	809,084
Royal Bank of Scotland Group PLC FRS Senior Notes 3.38% (3 ML+1.47%) due 05/15/2023		400,000	406,637
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		800,000	846,469
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025		200,000	214,855

359

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029	$	1,100,000	$1,273,760
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023		300,000	337,541
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023		200,000	222,165
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.06% due 07/14/2021		1,000,000	1,004,795
UBS Group Funding Switzerland AG Senior Notes 2.65% due 02/01/2022*		1,600,000	1,624,906
UBS Group Funding Switzerland AG Senior Notes 4.13% due 04/15/2026*		550,000	606,995
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		900,000	968,413
UniCredit SpA Senior Notes 7.83% due 12/04/2023*		1,300,000	1,532,739

			29,038,471

Electric-Distribution — 0.1%
SP Group Treasury Pte, Ltd. Company Guar. Notes 3.38% due 02/27/2029*		700,000	769,162

Electric-Generation — 0.0%
Centrais Eletricas Brasileiras SA Senior Notes 4.63% due 02/04/2030*		200,000	201,400

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.65% due 09/10/2024*		1,000,000	1,019,914
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*		200,000	222,376

			1,242,290

Electronic Components-Misc. — 0.0%
Flex, Ltd. Senior Notes 4.88% due 06/15/2029		500,000	559,159

Electronic Components-Semiconductors — 0.1%
Marvell Technology Group, Ltd. Senior Notes 4.20% due 06/22/2023		700,000	745,437

Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025		700,000	710,800

Finance-Leasing Companies — 0.4%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*		400,000	403,512
BOC Aviation, Ltd. Senior Notes 3.50% due 01/31/2023		200,000	205,642

Security Description		Principal Amount**	Value (Note 2)
Finance-Leasing Companies (continued)
LeasePlan Corp NV Senior Notes 2.88% due 10/24/2024*	$	1,200,000	$1,228,091
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*		1,200,000	1,215,149
ORIX Corp. Senior Notes 3.25% due 12/04/2024		1,400,000	1,479,206
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*		100,000	106,035
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*		400,000	441,840

			5,079,475

Insurance-Reinsurance — 0.1%
RenaissanceRe Holdings, Ltd. Senior Notes 3.60% due 04/15/2029		800,000	871,497

Medical-Drugs — 0.0%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026		500,000	526,113

Oil & Gas Drilling — 0.0%
Odebrecht Drilling Norbe, Ltd. Senior Sec. Notes 6.35% due 12/01/2021		380,020	379,070

Oil Companies-Exploration & Production — 0.2%
Sinopec Group Overseas Development 2018, Ltd. Company Guar. Notes 4.13% due 09/12/2025*		1,600,000	1,748,291
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*		10,000	10,554
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*		200,000	213,192
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*		300,000	338,881

			2,310,918

Oil Companies-Integrated — 0.1%
Eni SpA Senior Notes 4.75% due 09/12/2028*		900,000	1,043,131

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*		2,700,000	2,740,043

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*		200,000	202,003
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*		300,000	315,350

			517,353

360

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Marine — 0.0%
AP Moller - Maersk A/S Senior Notes 3.75% due 09/22/2024*	$	600,000	$631,545

Total Foreign Corporate Bonds & Notes (cost $61,352,402)			63,982,642

U.S. GOVERNMENT AGENCIES — 20.4%
Federal Home Loan Mtg. Corp. — 0.6%
4.50% due 08/01/2048		2,757,200	2,936,701
Federal Home Loan Mtg. Corp. STRIPS FRS Series 314, Class S2 4.21% (5.89% - 1 ML) due 09/15/2043(1)(7)(8)		1,687,361	323,799
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series W5FX, Class AFX 3.21% due 04/25/2028(2)(5)		2,700,000	2,914,490
Federal Home Loan Mtg. Corp. REMIC Series 4745, Class CZ 3.50% due 01/15/2048(1)		1,075,527	1,175,011
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 2.04% (1 ML+0.35%) due 01/15/2038(1)		991,018	983,504
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 2.55% due 01/15/2038(1)(5)(7)		991,018	67,622

			8,401,127

Federal National Mtg. Assoc. — 1.1%
3.70% due 09/01/2034		910,272	1,032,007
3.79% due 01/01/2029		1,800,000	2,020,469
4.00% due 07/01/2045		1,620,385	1,728,563
4.00% due 07/01/2045		1,046,239	1,116,107
4.00% due 02/01/2046		2,357,731	2,514,892
4.00% due 09/01/2046		2,339,481	2,495,278
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(1)(7)		967,068	73,414
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 2.01% (1 ML+0.35%) due 10/25/2040(1)		590,909	592,442
Series 2007-85, Class FL 2.20% (1 ML+0.54%) due 09/25/2037(1)		2,041,027	2,048,808
Series 2012-21, Class FQ 2.21% (1 ML+0.55%) due 02/25/2041(1)		579,705	582,865

			14,204,845

Government National Mtg. Assoc. — 1.2%
3.50% due March TBA		8,000,000	8,245,000
Government National Mtg. Assoc. REMIC FRS Series 2016-H10, Class FJ 2.29% (1 ML+0.60%) due 04/20/2066(1)		115,402	115,499

Security Description		Principal Amount**	Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2014-H02, Class FB 2.34% (1 ML+0.65%) due 12/20/2063(1)	$	813,551	$816,109
Series 2016-H11, Class F 2.49% (1 ML+0.80%) due 05/20/2066(1)		2,292,440	2,308,194
Series 2016-H14, Class FA 2.49% (1 ML+0.80%) due 06/20/2066(1)		1,360,859	1,370,318
Series 2016-H17, Class FC 2.52% (1 ML+0.83%) due 08/20/2066(1)		3,058,240	3,083,405

			15,938,525

Uniform Mtg. Backed Securities — 17.5%
2.50% due March TBA		15,000,000	15,105,826
3.00% due February TBA		18,300,000	18,714,774
3.00% due March TBA		10,000,000	10,218,765
3.00% due April TBA		41,400,000	42,280,618
3.50% due March TBA		75,900,000	78,332,176
4.00% due February TBA		31,700,000	33,119,070
4.00% due March TBA		31,200,000	32,603,462

			230,374,691

Total U.S. Government Agencies (cost $267,726,346)			268,919,188

U.S. GOVERNMENT TREASURIES — 30.5%
United States Treasury Bonds — 10.4%
zero coupon due 08/15/2044 STRIPS		100,000	60,026
1.00% due 02/15/2046 TIPS(9)		3,256,620	3,838,616
1.00% due 02/15/2048 TIPS(9)		2,086,100	2,487,613
2.25% due 08/15/2049(14)		4,210,000	4,432,012
2.75% due 11/15/2047		100,000	115,527
2.88% due 05/15/2043		2,040,000	2,371,580
2.88% due 11/15/2046		290,000	341,350
3.00% due 05/15/2042		1,200,000	1,423,828
3.00% due 11/15/2044		8,130,000	9,676,606
3.00% due 02/15/2048		4,320,000	5,228,381
3.00% due 08/15/2048		1,070,000	1,298,796
3.13% due 11/15/2041		8,690,000	10,510,827
3.13% due 02/15/2042		8,890,000	10,757,594
3.13% due 08/15/2044(14)		25,480,000	30,928,341
3.13% due 05/15/2048		1,320,000	1,635,923
3.38% due 05/15/2044		9,630,000	12,149,599
3.63% due 02/15/2044		1,200,000	1,570,172
3.75% due 11/15/2043		6,850,000	9,119,598
4.25% due 05/15/2039		5,900,000	8,228,887
4.25% due 11/15/2040		7,280,000	10,226,409
4.38% due 05/15/2040		200,000	284,734
4.38% due 05/15/2041		5,500,000	7,869,727
4.50% due 08/15/2039		1,750,000	2,518,018

			137,074,164

United States Treasury Notes — 20.1%
0.13% due 04/15/2022 TIPS(9)		1,163,404	1,165,698
0.25% due 07/15/2029 TIPS(9)		130,722	135,815
0.38% due 01/15/2027 TIPS(9)		53,240	55,206
0.50% due 01/15/2028 TIPS(9)(14)		10,604,869	11,141,794
0.75% due 07/15/2028 TIPS(9)		4,262,669	4,597,172
0.88% due 01/15/2029 TIPS(9)		1,803,011	1,965,295
1.50% due 03/31/2023		6,640,000	6,680,981
1.63% due 05/15/2026		4,559,000	4,618,837
1.63% due 08/15/2029		1,500,000	1,514,590
1.75% due 02/28/2022		2,500,000	2,520,996

361

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.75% due 11/15/2029	$	740,000	$755,407
1.88% due 03/31/2022(14)		50,300,000	50,875,699
1.88% due 04/30/2022		9,700,000	9,816,324
1.88% due 07/31/2022		3,200,000	3,243,250
1.88% due 08/31/2022(14)		38,800,000	39,348,656
2.00% due 12/31/2021		2,600,000	2,631,281
2.00% due 11/30/2022		5,741,000	5,850,214
2.00% due 08/15/2025		5,700,000	5,891,262
2.00% due 11/15/2026		7,635,000	7,916,242
2.13% due 05/15/2025		14,270,000	14,829,652
2.25% due 04/30/2021		1,100,000	1,110,527
2.25% due 02/15/2027(14)		62,600,000	66,018,547
2.38% due 05/15/2029(14)		1,200,000	1,289,859
2.50% due 01/31/2024		60,000	62,749
2.50% due 05/15/2024		7,300,000	7,655,590
2.75% due 04/30/2023		3,400,000	3,554,859
3.00% due 09/30/2025		4,300,000	4,679,274
3.00% due 10/31/2025		4,320,000	4,705,088

			264,630,864

Total U.S. Government Treasuries (cost $384,212,879)			401,705,028

FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027*		500,000	530,000
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		2,200,000	2,386,758
Republic of Peru Senior Notes 5.94% due 02/12/2029*	PEN	2,900,000	984,762
Republic of Peru Senior Notes 5.94% due 02/12/2029*	PEN	1,500,000	509,360
Republic of Peru Senior Notes 6.15% due 08/12/2032*	PEN	700,000	239,977
State of Kuwait Senior Notes 3.50% due 03/20/2027		1,000,000	1,084,140
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*		2,400,000	2,402,904

Total Foreign Government Obligations (cost $7,678,624)			8,137,901

MUNICIPAL BONDS & NOTES — 0.1%
County of Miami-Dade Florida Revenue Bonds Series C 3.86% due 10/01/2029		400,000	444,580
State of Wisconsin Series A Revenue Bonds 2.10% due 05/01/2026		500,000	504,870

Total Municipal Bonds & Notes (cost $900,000)			949,450

Security Description			Shares/ Principal Amount**	Value (Note 2)
OPTIONS—PURCHASED(10) — 0.6%
Exchange-Traded Put Options — Purchased (cost $9,157,029)			1,623	$8,591,080

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Commercial — 0.1%
Stichting AK Rabobank Certificaten 6.50% due 03/29/2020(11)		EUR	900,000	1,319,647

Electric-Distribution — 0.1%
CenterPoint Energy, Inc. Series A 6.13% due 03/01/2020(11)	$		500,000	532,500

Investment Management/Advisor Services — 0.0%
Brighthouse Holdings LLC Series A 6.50% due 03/27/2020*(11)			500,000	527,500

Total Preferred Securities/Capital Securities (cost $2,037,862)				2,379,647

Total Long-Term Investment Securities (cost $887,158,381)				916,762,044

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Certificates of Deposit — 0.1%
Lloyds Bank Corporate Markets PLC FRS 2.91% (3 ML+0.50%) due 10/26/2020			1,300,000	1,303,280

Sovereign Agency — 0.3%
Federal Home Loan Bank Disc. Notes 1.59% due 02/14/2020			3,900,000	3,898,153

Total Short-Term Investment Securities (cost $5,197,803)				5,201,433

REPURCHASE AGREEMENTS — 54.4%
Agreement with Barclays Bank PLC, bearing interest at 1.64%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $132,718,136 and collateralized by $135,017,000 of United States Treasury Notes, bearing interest at 1.50% due 01/31/2027 and having an approximate value of $135,800,099			132,700,000	132,700,000

362

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount**	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Agreement with JPMorgan Chase, bearing interest at 1.64%, dated 01/30/2020, to be repurchased 02/03/2020 in the amount of $277,037,857 and collateralized by $236,409,000 of United States Treasury Notes, bearing interest at 3.63% due 02/15/2044 and having an approximate value of $285,545,701	$277,000,000	$277,000,000

Agreement with Toronto-Dominion Bank, bearing interest at 1.64%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $307,442,011 and collateralized by $16,000,000 of United States TIPS, bearing interest at 3.63% due 04/15/2048 and by $11,400,000 of United States TIPS, bearing interest at 3.88% due 04/15/2029 and by $18,000,000 of United States TIPS, bearing interest at 2.38% due 01/15/2025 and by $15,000,000 of United States TIPS, bearing interest at 2.38% due 01/15/2027 and by $16,000,000 of United States TIPS, bearing interest at 1.38% due 02/15/2044 and by $16,000,000 of United States TIPS, bearing interest at 0.88% due 02/15/2047 and by $24,000,000 of United States TIPS, bearing interest at 0.88% due 01/15/2026 and by $38,000,000 of United States TIPS, bearing interest at 0.13% due 07/15/2026 and by $46,000,000 of United States TIPS, bearing interest at 0.38% due 01/15/2027 and by $2,725,000 of United States TIPS, bearing interest at 0.13% due 04/15/2022 and by $38,000,000 of United States TIPS, bearing interest at 0.50% due 01/15/2028 having an approximate combined value of $316,193,186

	307,400,000	307,400,000

Total Repurchase Agreements (cost $717,100,000)		717,100,000

TOTAL INVESTMENTS (cost $1,609,456,184) (12)	124.4%	1,639,063,477
Reverse repurchase agreements(13)	(10.1)	(132,476,463)
Liabilities in excess of other assets	(14.3)	(188,870,618)

NET ASSETS	100.0%	$1,317,716,396

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $100,765,581 representing 7.6% of net assets.
**	Denominated in United States Dollars unless otherwise indicated.
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Securities classified as Level 3 (see Note 2).
(4)	Collateralized Loan Obligation
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Security in default.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at January 31, 2020.
(9)	Principal amount of security is adjusted for inflation.

363

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

(10)	Options — Purchased

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2020	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	December 2020	$2,250	541	$174,500,632	$1,215,107	$1,090,115	$(124,992)
S&P 500 Index	December 2020	2,550	541	174,500,632	2,596,280	2,410,155	(186,125)
S&P 500 Index	December 2020	2,875	541	174,500,632	5,345,642	5,090,810	(254,832)

					$9,157,029	$8,591,080	$(565,949)

*Notional	amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(11)	Perpetual maturity—maturity date reflects the next call date.
(12)	See Note 3 for cost of investments on a tax basis.
(13)	Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Amount Payable
JPMorgan Chase	1.50%	01/29/2020	2/3/2020	$(1,684,463)	$(1,684,674)
JPMorgan Chase	1.52%	1/27/2020	2/10/2020	(2,691,000)	(2,691,568)
Royal Bank of Scotland	1.67%	1/21/2020	2/4/2020	(40,594,500)	(40,615,214)
Royal Bank of Scotland	1.68%	1/29/2020	2/3/2020	(6,668,750)	(6,669,684)
Royal Bank of Scotland	1.65%	1/16/2020	2/6/2020	(79,195,250)	(79,253,327)
Toronto Dominion	1.62%	1/31/2020	2/3/2020	(1,642,500)	(1,642,574)

				$(132,476,463)	$(132,557,041)

During the year ended January 31, 2020, the average daily balance outstanding, and the average interest rate on the Portfolio’s reverse repurchase agreements were as follows:

Average daily balance outstanding	$171,243,608
Average interest rate	1.89%

(14)	The security or portion thereof was pledged as collateral for reverse repurchase agreements.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML— 1 Month USD LIBOR

3 ML— 3 Month USD LIBOR

3 ML GBP— 3 Month British Pound Sterling LIBOR

COFI—11th District Cost of Funds

364

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Exchange-Traded Written Call Options on Futures

Issue	Expiration Month	Strike Rate	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2020	Unrealized Appreciation / (Depreciation)
CBOT U.S. Treasury Long Bond	February 2020	$130.50	47	$6,160,084	$10,957	$68,664	$(57,707)

Exchange-Traded Written Put Options on Futures

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2020	Unrealized Appreciation / (Depreciation)
CBOT U.S. Treasury Long Bond	February 2020	$128.00	47	$6,160,084	$14,629	$532	$14,097

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlyingsecurity or index.

Exchange-Traded Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2020	Unrealized Appreciation / (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.62% versus U.S. Treasury Bonds maturing on 02/21/2020	Morgan Stanley Capital Services, LLC	February 2020	1.62%	$4,500	$9,450	$72,312	$(62,862)

Exchange-Traded Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2020	Unrealized Appreciation / (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.89% versus U.S. Treasury Bonds maturing on 02/21/2020	Morgan Stanley Capital Services, LLC	February 2020	1.89%	$4,500	$9,450	$945	$8,505

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

105	Long	Euro-BTP	March 2020	$16,808,401	$17,238,123	$429,722

5,200	Long	S&P 500 E-Mini Index	March 2020	824,206,239	838,240,000	14,033,761

574	Long	U.S. Treasury 10 Year Notes	March 2020	74,347,634	75,570,688	1,223,054

						$15,686,537

						Unrealized (Depreciation)

813	Long	Russell 2000 E-Mini Index	March 2020	$66,778,982	$65,637,555	$(1,141,427)

45	Short	Euro-OAT	March 2020	8,224,896	8,345,487	(120,591)

75	Short	Euro-Bund	March 2020	14,423,542	14,559,602	(136,060)

181	Short	Long Gilt	March 2020	31,655,568	32,252,073	(596,505)

485	Short	U.S. Treasury Long Bonds	March 2020	77,120,414	79,312,656	(2,192,242)

165	Short	U.S. Treasury Ultra Bonds	March 2020	30,818,774	31,958,437	(1,139,663)

617	Short	U.S. Treasury 5 Year Notes	March 2020	73,440,633	74,237,633	(797,000)

74	Short	U.S. Treasury 10 Year Ultra Long Bonds	March 2020	10,536,247	10,778,563	(242,316)

						$(6,365,804)

		Net Unrealized Appreciation (Depreciation)				$9,320,733

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

365

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	3,406,000	USD	4,495,283	02/04/2020	$—	$(2,339)
	USD	312,885	EUR	284,000	02/04/2020	2,085	—

						2,085	(2,339)

Barclays Bank PLC	JPY	312,000,000	USD	2,840,612	02/14/2020	—	(40,332)
	USD	482,852	EUR	434,000	02/04/2020	—	(1,525)

						—	(41,857)

Citibank N.A.	COP	1,567,530,300	USD	460,903	02/14/2020	2,815	—
	GBP	609,000	USD	794,065	02/04/2020	—	(10,119)
	GBP	4,015,000	USD	5,279,232	03/03/2020	—	(26,527)
	PEN	126,870	USD	37,903	02/12/2020	445	—
	PEN	5,797,212	USD	1,742,160	03/18/2020	32,895	—
	PEN	126,870	USD	37,776	05/08/2020	427	—
	USD	37,883	PEN	126,870	02/12/2020	—	(425)
	USD	481,991	COP	1,567,530,300	02/14/2020	—	(23,903)
	USD	6,118,623	JPY	660,900,000	02/14/2020	—	(16,009)
	USD	2,114,873	MXN	40,481,000	04/13/2020	6,080	—
	USD	458,812	COP	1,567,530,300	04/24/2020	—	(2,803)

						42,662	(79,786)

Goldman Sachs Bank USA	USD	2,361,347	RUB	151,385,980	02/18/2020	3,006	—
	USD	556,062	IDR	7,938,337,200	03/18/2020	16,282	—
	USD	523,245	INR	37,919,874	03/18/2020	3,675	—

						22,963	—

Net Unrealized Appreciation/(Depreciation)						$67,710	$(123,982)

COP	— Colombian Peso	INR	— Indian Rupee	PEN	— Peruvian Sol
EUR	— Euro Currency	JPY	— Japanese Yen	RUB	— New Russian Ruble
GBP	— British Pound Sterling	MXN	— Mexican Peso	USD	— United States Dollar
IDR	—Indonesian Rupiah

Over the Counter Total Return Swap Contracts
					Value
Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Unrealized Appreciation

Citibank	138,774	05/20/2020	(3 Month USD LIBOR-BBA minus 22 bps)	MSCI EAFE Index	$—	$1,503,333

Citibank	51,480	08/12/2020	(3 Month USD LIBOR-BBA minus 17 bps)	MSCI EAFE Index	—	556,705

					$—	$2,060,038

					Value
Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)

Goldman Sachs	5,157	06/17/2020	(3 Month USD LIBOR—BBA minus 21 bps)	MSCI EAFE Index	$—	$(94,885)

Net Unrealized Appreciation/(Depreciation)					$—	$1,965,153

366

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid / (Received)	Unrealized Appreciation

EUR	6,400	06/17/2030	0.500%/Semi-annually	6 Month USD EURIBOR-BBA/Semi-annually	$5,081	$127,448

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid / (Received)	Unrealized (Depreciation)

USD	46,800	02/04/2023	3 Month USD LIBOR-BBA/Quarterly	3.000%/Quarterly	$—	$(1,612,656)

USD	14,000	06/17/2030	3 Month USD LIBOR-BBA/Quarterly	1.250%/Quarterly	779,972	(475,397)

					$779,972	$(2,088,053)

Net Unrealized Appreciation/(Depreciation)					$785,053	$(1,960,605)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(4)
					Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2020(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid / (Received)	Unrealized Appreciation/ (Depreciation)
CDX ITRAXX Investment Grade Index	1.000% /Quarterly	12/20/2023	0.3807%	$45,000	$(421,740)	$(631,215)

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

EUR — Euro Currency

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

367

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$67,297,963	$2,005,163	$69,303,126
U.S. Corporate Bonds & Notes	—	92,793,982	—	92,793,982
Foreign Corporate Bonds & Notes	—	63,982,642	—	63,982,642
U.S. Government Agencies	—	268,919,188	—	268,919,188
U.S. Government Treasuries	—	401,705,028	—	401,705,028
Foreign Government Obligations	—	8,137,901	—	8,137,901
Municipal Bonds & Notes	—	949,450	—	949,450
Exchange-Traded Put Options — Purchased	8,591,080	—	—	8,591,080
Preferred Securities/Capital Securities	—	2,379,647	—	2,379,647
Short-Term Investment Securities	—	5,201,433	—	5,201,433
Repurchase Agreements	—	717,100,000	—	717,100,000

Total Investments at Value	$8,591,080	$1,628,467,234	$2,005,163	$1,639,063,477

Other Financial Instruments:+
Exchange-Traded Written Put Options on Futures	$14,097	$—	$—	$14,097
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	8,505	—	8,505
Futures Contracts	15,686,537	—	—	15,686,537
Forward Foreign Currency Contracts	—	67,710	—	67,710
Over the Counter Total Return Swap Contracts	—	2,060,038	—	2,060,038
Centrally Cleared Interest Rate Swap Contracts	—	127,448	—	127,448

Total Other Financial Instruments	$15,700,634	$2,263,701	$—	$17,964,335

LIABILITIES:
Investments at Value:*
Reverse Repurchase Agreements	$—	$138,613,963	$—	$138,613,963

Other Financial Instruments:+
Exchange-Traded Written Call Options on Futures	$57,707	$—	$—	$57,707
Over the Counter Total Return Swap Contracts	—	94,885	—	94,885
Over the Counter Written Call Options on Interest Rate Swap Contracts	—	62,862	—	62,862
Futures Contracts	6,365,804	—	—	6,365,804
Forward Foreign Currency Contracts	—	123,982	—	123,982
Centrally Cleared Interest Rate Swap Contracts	—	2,088,053	—	2,088,053
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	631,215	—	631,215

Total Other Financial Instruments	$6,423,511	$3,000,997	$—	$9,424,508

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

368

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	6.2%
Cable/Satellite TV	6.0
Cellular Telecom	5.6
Oil Companies-Exploration & Production	4.0
Registered Investment Companies	3.8
Pipelines	3.2
Finance-Consumer Loans	2.9
Containers-Metal/Glass	2.4
Internet Content-Entertainment	2.0
Metal-Copper	1.9
Medical-Hospitals	1.8
Containers-Paper/Plastic	1.7
Distribution/Wholesale	1.7
Batteries/Battery Systems	1.6
Satellite Telecom	1.5
Cosmetics & Toiletries	1.5
Telephone-Integrated	1.4
Medical-Drugs	1.4
Computers-Integrated Systems	1.4
Computers	1.3
Independent Power Producers	1.3
Food-Misc./Diversified	1.3
Radio	1.3
Television	1.2
Protection/Safety	1.2
Commercial Services	1.1
Metal-Iron	1.0
Retail-Restaurants	1.0
Retail-Petroleum Products	1.0
Electronic Parts Distribution	1.0
Applications Software	1.0
Oil-Field Services	1.0
Consumer Products-Misc.	1.0
Food-Retail	0.9
Agricultural Chemicals	0.9
Multimedia	0.9
Building & Construction Products-Misc.	0.8
Energy-Alternate Sources	0.8
Rental Auto/Equipment	0.8
Computer Software	0.8
Diversified Minerals	0.8
Dialysis Centers	0.8
Finance-Mortgage Loan/Banker	0.7
Commercial Services-Finance	0.7
Food-Meat Products	0.7
Insurance-Property/Casualty	0.6
E-Commerce/Services	0.6
Hotels/Motels	0.6
Building & Construction-Misc.	0.6
Finance-Auto Loans	0.6
Real Estate Management/Services	0.6
Auto/Truck Parts & Equipment-Original	0.6
Theaters	0.6
Security Services	0.6
Finance-Investment Banker/Broker	0.6
Electric-Distribution	0.6
Food-Dairy Products	0.6
Internet Connectivity Services	0.6
Real Estate Operations & Development	0.6
Electric-Generation	0.6
Diversified Financial Services	0.6

Auto-Heavy Duty Trucks	0.6%
Electric-Integrated	0.6
Data Processing/Management	0.6
Coal	0.5
Steel-Producers	0.5
Building-Heavy Construction	0.5
Auction Houses/Art Dealers	0.5
Decision Support Software	0.5
Auto-Cars/Light Trucks	0.5
Finance-Credit Card	0.5
Enterprise Software/Service	0.5
Casino Services	0.5
Electronic Components-Semiconductors	0.5
Medical Products	0.5
Building-Residential/Commercial	0.5
Medical-HMO	0.5
Aerospace/Defense-Equipment	0.4
Hazardous Waste Disposal	0.4
Oil Field Machinery & Equipment	0.4
Poultry	0.4
Oil Refining & Marketing	0.4
Casino Hotels	0.4
Computers-Memory Devices	0.3
Transport-Air Freight	0.3
Medical Labs & Testing Services	0.3
Investment Companies	0.3
Advertising Sales	0.3
Retail-Appliances	0.2
Metal-Aluminum	0.2
Paper & Related Products	0.1
Diagnostic Equipment	0.1
Human Resources	0.1
Investment Management/Advisor Services	0.1

99.9%

Credit Quality#†

Baa	2.8%
Ba	43.9
B	40.5
Caa	9.9
C	0.1
Not Rated@	2.8

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

369

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 77.4%
Advertising Sales — 0.3%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	$810,000	$845,887

Aerospace/Defense-Equipment — 0.4%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	1,269,000	1,300,915

Airlines — 0.0%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(1)	11,604	11,672

Applications Software — 1.0%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	1,018,000	1,081,625
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,705,000	1,803,549

		2,885,174

Auction Houses/Art Dealers — 0.5%
BidFair MergeRight, Inc. Senior Sec. Notes 7.38% due 10/15/2027*	1,445,000	1,471,949

Auto-Cars/Light Trucks — 0.5%
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*	1,450,000	1,464,529

Auto-Heavy Duty Trucks — 0.6%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	1,595,000	1,624,938

Auto/Truck Parts & Equipment-Original — 0.3%
Dana, Inc. Senior Notes 5.38% due 11/15/2027	989,000	1,019,906

Batteries/Battery Systems — 1.6%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	2,010,000	2,140,750
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	2,310,000	2,431,275

		4,572,025

Building & Construction Products-Misc. — 0.8%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	2,350,000	2,452,813

Building & Construction-Misc. — 0.6%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	1,654,000	1,808,078

Building-Heavy Construction — 0.5%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	1,573,000	1,478,620

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 4.5%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	$1,358,000	$1,407,228
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,161,000	1,214,696
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	735,000	786,450
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	524,000	547,580
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	581,000	599,638
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.56% (3 ML+1.65%) due 02/01/2024	1,086,000	1,118,744
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	1,205,000	1,387,082
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,375,000	1,485,000
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	4,355,000	4,621,744

		13,168,162

Casino Hotels — 0.4%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*	1,001,000	1,023,523

Casino Services — 0.5%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	1,305,000	1,430,606

Cellular Telecom — 3.0%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	7,388,000	7,848,938
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	829,000	850,761

		8,699,699

Coal — 0.5%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	1,641,000	1,575,360

370

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services — 1.1%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	$1,338,000	$1,368,105
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	1,925,000	1,927,406

		3,295,511

Commercial Services-Finance — 0.7%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	2,000,000	1,937,240

Computer Software — 0.5%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	1,475,000	1,460,250

Computers — 1.3%
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	3,290,000	3,841,837

Computers-Integrated Systems — 1.4%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	2,127,000	2,041,920
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	733,000	780,795
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	1,056,000	1,152,255

		3,974,970

Consumer Products-Misc. — 1.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,761,000	1,827,038
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	976,000	1,019,920

		2,846,958

Containers-Metal/Glass — 1.2%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	316,000	373,670
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	1,422,000	1,512,652
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	1,700,000	1,734,000

		3,620,322

Containers-Paper/Plastic — 0.7%
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	957,000	971,355
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	1,079,000	1,165,320

		2,136,675

Security Description	Principal Amount	Value (Note 2)
Cosmetics & Toiletries — 1.5%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	$2,400,000	$2,502,000
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	1,761,000	1,840,245

		4,342,245

Data Processing/Management — 0.6%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	1,572,000	1,599,510

Decision Support Software — 0.5%
MSCI, Inc. Company Guar. Notes 4.00% due 11/15/2029*	1,440,000	1,470,600

Diagnostic Equipment — 0.1%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	271,000	269,984

Dialysis Centers — 0.8%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	2,209,000	2,258,703

Distribution/Wholesale — 1.7%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	1,425,000	1,436,742
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025	1,224,000	1,297,440
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	2,033,000	2,119,402

		4,853,584

E-Commerce/Services — 0.5%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	1,569,000	1,531,736

Electric-Distribution — 0.6%
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	1,625,000	1,694,420

Electric-Generation — 0.6%
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,585,000	1,632,550

Electric-Integrated — 0.6%
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	857,000	857,000
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	732,000	750,300

		1,607,300

Electronic Components-Semiconductors — 0.5%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	1,305,000	1,417,556

371

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Parts Distribution — 1.0%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	$2,734,000	$2,919,786

Energy-Alternate Sources — 0.8%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	2,373,000	2,438,258

Enterprise Software/Service — 0.5%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,389,000	1,441,088

Finance-Auto Loans — 0.6%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	215,000	224,675
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	1,446,000	1,558,065

		1,782,740

Finance-Consumer Loans — 2.4%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,629,000	1,600,492
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	570,000	565,628
Navient Corp. Senior Notes 5.00% due 03/15/2027	875,000	872,813
SLM Corp. Senior Notes 5.63% due 08/01/2033	1,624,000	1,473,780
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	652,000	678,015
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,650,000	1,860,375

		7,051,103

Finance-Credit Card — 0.5%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	1,450,000	1,445,723

Finance-Investment Banker/Broker — 0.6%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,662,000	1,732,635

Finance-Mortgage Loan/Banker — 0.7%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,900,000	1,966,500

Food-Dairy Products — 0.0%
Land O Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(8)	110,000	101,200

Security Description	Principal Amount	Value (Note 2)
Food-Misc./Diversified — 1.3%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	$1,440,000	$1,404,000
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	1,095,000	1,149,750
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	1,145,000	1,186,025

		3,739,775

Food-Retail — 0.9%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	1,739,000	1,799,900
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.88% due 02/15/2028*	847,000	904,172

		2,704,072

Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	1,046,000	1,100,810

Hotels/Motels — 0.6%
Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024	875,000	934,063
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	805,000	878,456

		1,812,519

Human Resources — 0.1%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	235,000	235,905

Independent Power Producers — 1.3%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	803,000	798,985
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025	1,450,000	1,523,950
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	1,404,000	1,446,120

		3,769,055

Insurance-Property/Casualty — 0.6%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,715,000	1,872,188

Internet Connectivity Services — 0.6%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	1,598,000	1,665,915

Internet Content-Entertainment — 2.0%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	1,979,000	2,079,929

372

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Internet Content-Entertainment (continued)
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	$3,690,000	$3,849,131

		5,929,060

Investment Companies — 0.3%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	822,000	846,676

Investment Management/Advisor Services — 0.1%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	163,000	163,000

Medical Labs & Testing Services — 0.3%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	828,000	871,594

Medical Products — 0.5%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	1,350,000	1,374,746

Medical-HMO — 0.5%
Centene Corp Senior Notes 4.25% due 12/15/2027*	1,019,000	1,062,307
Centene Corp. Senior Notes 4.63% due 12/15/2029*	241,000	259,051

		1,321,358

Medical-Hospitals — 1.8%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	1,160,000	1,171,809
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	3,650,000	4,079,240

		5,251,049

Metal-Aluminum — 0.2%
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	489,000	491,152

Metal-Copper — 1.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,931,000	1,969,620
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	1,039,000	1,101,340

		3,070,960

Metal-Iron — 0.4%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	1,291,000	1,252,270

Multimedia — 0.9%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	2,525,000	2,588,125

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production — 2.9%
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	$1,705,000	$1,611,225
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	2,319,000	823,245
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	2,150,000	1,053,500
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	3,040,000	2,766,400
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,985,000	1,364,688
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	803,000	670,264

		8,289,322

Oil Field Machinery & Equipment — 0.4%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	2,612,000	1,097,040

Oil Refining & Marketing — 0.4%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028*	1,034,000	1,057,368

Oil-Field Services — 1.0%
Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*	566,000	215,080
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	937,000	794,107
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	2,263,000	520,490
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	998,000	621,365
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	703,000	731,120

		2,882,162

Pipelines — 3.2%
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	647,000	658,322
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,315,000	1,354,450
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	2,420,000	2,353,450
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	900,000	877,500

373

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	$1,750,000	$1,777,895
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,124,000	1,174,805
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,167,000	1,026,232

		9,222,654

Poultry — 0.4%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	1,020,000	1,081,914

Protection/Safety — 1.2%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	1,862,000	1,941,135
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,368,000	1,443,240

		3,384,375

Radio — 1.3%
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	2,915,000	3,022,491
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	611,000	644,470

		3,666,961

Real Estate Investment Trusts — 6.2%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,729,000	1,793,837
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	1,255,000	1,261,275
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,530,000	1,568,250
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	1,390,000	1,577,233
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	1,634,000	1,715,700
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. Senior Notes 4.25% due 02/01/2027*	941,000	939,127

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.75% due 02/01/2027	$1,477,000	$1,643,163
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,093,000	1,148,962
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	2,536,000	2,773,536
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,598,000	1,670,070
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	895,000	899,475
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	343,000	352,031
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	513,000	536,085

		17,878,744

Real Estate Management/Services — 0.6%
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	1,609,000	$1,764,590

Real Estate Operations & Development — 0.6%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,630,000	1,662,600

Rental Auto/Equipment — 0.8%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,860,000	1,474,050
Ashtead Capital, Inc. Sec. Notes 4.25% due 11/01/2029*	860,000	894,400

		2,368,450

Retail-Appliances — 0.2%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	666,000	662,670

Retail-Petroleum Products — 0.4%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,030,000	1,076,350

Retail-Restaurants — 1.0%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,828,000	1,923,970
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	1,031,000	1,101,881

		3,025,851

Satellite Telecom — 0.7%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,923,000	2,127,319

374

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers — 0.5%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	$1,429,000	$1,504,023

Telephone-Integrated — 1.4%
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	2,550,000	2,877,242
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	1,220,000	1,253,574

		4,130,816

Television — 1.0%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	1,080,000	1,252,800
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,477,000	1,724,397

		2,977,197

Transport-Air Freight — 0.3%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	861,000	873,949

Total U.S. Corporate Bonds & Notes (cost $223,294,043)		224,299,424

FOREIGN CORPORATE BONDS & NOTES — 17.2%
Agricultural Chemicals — 0.9%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	1,020,000	1,011,075
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	1,638,000	1,687,140

		2,698,215

Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	666,000	737,595

Building-Residential/Commercial — 0.5%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	1,298,000	1,356,410

Cable/Satellite TV — 1.5%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	2,111,000	2,071,968
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	2,045,000	2,126,186

		4,198,154

Cellular Telecom — 2.6%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	550,000	614,625
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	2,185,000	2,346,144

Security Description	Principal Amount	Value (Note 2)
Cellular Telecom (continued)
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	$2,258,000	$2,404,951
Ypso Finance BIS SA Company Guar. Notes 6.00% due 02/15/2028	2,220,000	2,199,287

		7,565,007

Computer Software — 0.3%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	840,000	854,700

Computers-Memory Devices — 0.3%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	940,000	1,011,330

Containers-Metal/Glass — 1.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	1,625,000	1,704,219
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	1,625,000	1,787,500

		3,491,719

Containers-Paper/Plastic — 1.0%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.13% due 01/15/2026*	205,000	211,663
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	995,000	1,029,526
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	1,568,000	1,658,160

		2,899,349

Diversified Financial Services — 0.6%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	1,508,000	1,630,525

Diversified Minerals — 0.8%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	2,250,000	2,280,937

Finance-Consumer Loans — 0.5%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	1,470,000	1,504,913

Food-Meat Products — 0.7%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	1,860,000	1,906,500

Medical-Drugs — 1.4%
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	486,000	492,075
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 01/30/2030*	486,000	495,113

375

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	$1,645,000	$1,692,080
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*	436,000	432,730
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	1,275,000	882,937

		3,994,935

Metal-Copper — 0.8%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	687,000	662,955
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	1,638,000	1,626,739

		2,289,694

Metal-Iron — 0.6%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	1,699,000	1,856,157

Oil Companies-Exploration & Production — 1.1%
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,526,000	1,598,485
MEG Energy Corp. Senior Notes 7.13% due 02/01/2027*	1,475,000	1,460,707

		3,059,192

Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	360,000	368,892

Retail-Petroleum Products — 0.6%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	1,848,000	1,871,100

Satellite Telecom — 0.8%
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	790,000	811,607
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,435,000	1,503,162

		2,314,769

Security Services — 0.6%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	1,626,000	1,735,755

Total Foreign Corporate Bonds & Notes (cost $47,889,881)		49,625,848

Security Description	Shares/ Principal Amount	Value (Note 2)
LOANS(5)(6)(7) — 0.7%
E-Commerce/Services — 0.1%
RentPath LLC FRS 2nd Lien 10.91% (3 ML+9.00%) due 12/17/2022†(11)	$2,913,240	$337,755

Theaters — 0.6%
William Morris Endeavor Entertainment LLC FRS BTL-B1 4.40% (1 ML+2.75%) due 05/18/2025	1,755,065	1,743,731

Total Loans (cost $4,569,720)		2,081,486

COMMON STOCKS — 0.2%
Television — 0.2%
ION Media Networks, Inc.†(1)(4) (cost $8)	822	652,257

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Food-Dairy Products — 0.6%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028* (cost $1,467,938)	1,410,000	1,579,200

ESCROWS AND LITIGATION TRUSTS — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(1)	547,482	3,449
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)	750,000	0
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)	1,210,000	0

Total Escrows and Litigation Trusts (cost $2,507,483)		3,449

Total Long-Term Investment Securities (cost $279,729,073)		278,241,664

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Registered Investment Companies — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52%(9) (cost $11,053,660)	11,053,660	11,053,660

TOTAL INVESTMENTS (cost $290,782,733)(10)	99.9%	289,295,324
Other assets less liabilities	0.1	326,498

NET ASSETS	100.0%	$289,621,822

376

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $183,075,164 representing 63.2% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Security in default of interest and principal at maturity.
(3)	Company has filed for bankruptcy protection.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$652,257	$793.50	0.23%

(5)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(8)	Perpetual maturity – maturity date reflects the next call date.
(9)	The rate shown is the 7-day yield as of January 31, 2020.
(10)	See Note 3 for cost of investments on a tax basis.
(11)	Security in default

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Airlines	$—	$—	$11,672	$11,672
Other Industries	—	224,287,752	—	224,287,752
Foreign Corporate Bonds & Notes	—	49,625,848	—	49,625,848
Loans	—	2,081,486	—	2,081,486
Common Stocks	—	—	652,257	652,257
Preferred Securities/Capital Securities	—	1,579,200	—	1,579,200
Escrows and Litigation Trusts	—	—	3,449	3,449
Short-Term Investment Securities	11,053,660	—	—	11,053,660

Total Investments at Value	$11,053,660	$277,574,286	$667,378	$289,295,324

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

377

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Medical-Drugs	8.5%
Banks-Commercial	8.2
Oil Companies-Integrated	7.0
Insurance-Life/Health	6.3
Diversified Banking Institutions	6.0
Electronic Components-Misc.	4.3
Import/Export	3.8
Building-Heavy Construction	3.1
Cellular Telecom	3.0
Telephone-Integrated	2.9
Electronic Components-Semiconductors	2.8
Metal-Diversified	2.6
Repurchase Agreements	2.4
Diversified Manufacturing Operations	2.2
Water	2.1
Audio/Video Products	2.1
Food-Retail	2.1
Cosmetics & Toiletries	2.1
Machinery-General Industrial	1.6
Food-Misc./Diversified	1.5
Distribution/Wholesale	1.4
Insurance-Multi-line	1.4
Electric-Distribution	1.4
Investment Management/Advisor Services	1.4
Tobacco	1.3
Brewery	1.2
Finance-Leasing Companies	1.2
Private Equity	1.2
Airlines	1.2
Insurance-Property/Casualty	1.1
Rental Auto/Equipment	1.1
Telecom Services	1.0
Electric-Integrated	1.0
Real Estate Investment Trusts	1.0
Auto/Truck Parts & Equipment-Original	1.0
Aerospace/Defense	0.9
Airport Development/Maintenance	0.9
Building & Construction Products-Misc.	0.8
Chemicals-Diversified	0.8
Hotels/Motels	0.7
Metal Processors & Fabrication	0.7
Toys	0.7
Motorcycle/Motor Scooter	0.6
Medical Instruments	0.4
Oil Companies-Exploration & Production	0.3
Lottery Services	0.2
Auto-Cars/Light Trucks	0.2
Insurance-Reinsurance	0.1
U.S. Government Treasuries	0.1

99.9%

Country Allocation*

Japan	22.1%
United Kingdom	20.4
France	13.7
Switzerland	7.1
Netherlands	5.7
Australia	4.9
Germany	4.4
Canada	4.2
Ireland	2.8
United States	2.8
Hong Kong	2.4
South Korea	2.0
Jersey	1.4
Spain	1.3
Finland	1.0
Norway	1.0
Singapore	0.9
Taiwan	0.8
Italy	0.7
Sweden	0.3

99.9%

*	Calculated as a percentage of net assets

378

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.4%
Australia — 4.9%
Australia & New Zealand Banking Group, Ltd.	284,513	$4,829,989
Qantas Airways, Ltd.	627,856	2,667,952
QBE Insurance Group, Ltd.	307,527	2,778,097
Telstra Corp., Ltd.	658,712	1,660,773
Vicinity Centres	157,844	265,183

		12,201,994

Canada — 4.2%
BCE, Inc.	54,400	2,563,385
Magna International, Inc.	46,612	2,363,004
Suncor Energy, Inc.	173,351	5,298,510

		10,224,899

Finland — 1.0%
Fortum Oyj	105,139	2,547,595

France — 13.7%
AXA SA	184,478	4,914,893
Cie de Saint-Gobain	52,370	1,978,029
Eurazeo SE	40,037	2,881,603
La Francaise des Jeux SAEM†*	19,785	507,836
Natixis SA	400,325	1,692,833
Sanofi	55,872	5,388,514
SCOR SE	7,207	306,993
TOTAL SA	66,671	3,248,924
Veolia Environnement SA	178,978	5,290,928
Vinci SA	69,372	7,684,262

		33,894,815

Germany — 4.4%
Allianz SE	14,756	3,537,222
LANXESS AG	32,472	1,955,734
Siemens AG	42,948	5,318,709

		10,811,665

Hong Kong — 2.4%
AIA Group, Ltd.	608,800	6,002,160

Ireland — 2.8%
Bank of Ireland Group PLC	295,116	1,440,199
Dalata Hotel Group PLC	370,407	1,869,545
Kerry Group PLC, Class A (ISE)	19,489	2,501,017
Kerry Group PLC, Class A (LSE)	9,593	1,224,330

		7,035,091

Italy — 0.7%
UniCredit SpA	136,635	1,826,424

Japan — 22.1%
Asahi Group Holdings, Ltd.	65,800	3,057,445
Hoya Corp.	30,800	2,960,629
ITOCHU Corp.	174,700	4,076,159
Japan Airlines Co., Ltd.	4,500	127,217
KDDI Corp.	66,800	1,990,399
Kyocera Corp.	24,800	1,627,469
Minebea Mitsumi, Inc.	181,500	3,531,227
Mitsubishi Corp.	210,200	5,395,825
Mizuho Financial Group, Inc.	1,412,500	2,082,971
Nintendo Co., Ltd.	4,400	1,629,697
Nippon Telegraph & Telephone Corp.	205,200	5,224,514
Nissan Motor Co., Ltd.	92,100	499,996
NSK, Ltd.	201,800	1,667,478
ORIX Corp.	174,500	2,949,192

Security Description	Shares	Value (Note 2)
Japan (continued)
Panasonic Corp.	192,200	$1,910,847
SCREEN Holdings Co., Ltd.	46,600	2,432,080
Seven & i Holdings Co., Ltd.	55,800	2,139,355
Shiseido Co., Ltd.	26,700	1,725,422
Sony Corp.	47,600	3,345,724
Sumitomo Mitsui Financial Group, Inc.	132,100	4,629,194
Yamaha Motor Co., Ltd.	86,300	1,586,359

		54,589,199

Jersey — 1.4%
Ferguson PLC	40,038	3,588,612

Netherlands — 5.7%
ING Groep NV	710,429	7,710,681
Koninklijke Ahold Delhaize NV	124,566	3,059,925
Unilever NV	57,472	3,342,598

		14,113,204

Norway — 1.0%
DNB ASA	136,209	2,376,679

Singapore — 0.9%
DBS Group Holdings, Ltd.	116,200	2,131,895

South Korea — 2.0%
Samsung Electronics Co., Ltd.	105,787	4,950,747

Spain — 1.3%
Aena SME SA*	12,060	2,232,164
CaixaBank SA	337,192	985,084

		3,217,248

Sweden — 0.3%
Skandinaviska Enskilda Banken AB, Class A	64,350	635,587

Switzerland — 7.1%
Alcon, Inc.†	15,314	904,706
Credit Suisse Group AG	123,160	1,556,122
Novartis AG	99,576	9,419,338
SIG Combibloc Group AG	246,984	3,903,116
UBS Group AG	140,503	1,745,114

		17,528,396

Taiwan — 0.8%
Sino-American Silicon Products, Inc.	622,000	1,988,903

United Kingdom — 20.4%
Anglo American PLC	131,583	3,447,740
Ashtead Group PLC	84,698	2,731,976
AstraZeneca PLC	63,143	6,173,677
BAE Systems PLC	272,563	2,279,705
BP PLC	942,265	5,678,714
British Land Co. PLC	302,930	2,225,110
Imperial Brands PLC	122,773	3,153,110
Lloyds Banking Group PLC	2,065,187	1,537,213
Prudential PLC	264,380	4,705,329
Quilter PLC*	1,565,625	3,502,525
Rio Tinto PLC	55,052	2,966,747
Royal Dutch Shell PLC, Class B	116,494	3,067,284
SSE PLC	176,506	3,527,148
Vodafone Group PLC	2,824,647	5,557,672

		50,553,950

United States — 0.3%
Ovintiv, Inc.	52,460	817,382

Total Long-Term Investment Securities (cost $226,936,422)		241,036,445

379

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.1%
United States Treasury Bills
1.53% due 06/11/2020	$35,000	34,811
1.55% due 05/07/2020	11,000	10,956
1.62% due 04/09/2020	126,000	125,645

Total Short-Term Investment Securities (cost $171,378)		171,412

REPURCHASE AGREEMENTS — 2.4%
Agreement with Bank of America N.A. bearing interest at 1.56%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $5,935,772 and collateralized by $6,007,000 of United States Treasury Notes, bearing interest at 2.75%, due 09/30/2020 and having an approximate value of $6,163,414. (cost $5,935,000)	5,935,000	5,935,000

TOTAL INVESTMENTS (cost $233,042,800)(1)	99.9%	247,142,857
Other assets less liabilities	0.1	181,410

NET ASSETS	100.0%	$247,324,267

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $6,242,525 representing 2.5% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.

ISE — Irish Stock Exchange

LSE — London Stock Exchange

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	CAD	2,466,400	USD	1,900,519	04/15/2020	$36,885	$—
	USD	3,013,947	JPY	326,205,500	02/19/2020	—	(1,037)
	USD	369,386	GBP	284,500	03/18/2020	6,728	—

						43,613	(1,037)

Barclays Bank PLC	HKD	4,453,800	USD	568,551	02/19/2020	—	(4,744)
	USD	2,973,241	HKD	23,297,800	02/19/2020	25,660	—
	USD	470,661	EUR	421,900	03/18/2020	—	(1,518)
	USD	2,641,651	GBP	2,034,600	03/18/2020	48,122	—
	USD	629,840	SEK	5,969,800	03/18/2020	—	(8,463)

						73,782	(14,725)

Citibank N.A.	CAD	2,892,700	USD	2,228,857	04/15/2020	43,107	—
	USD	2,088,966	JPY	225,950,300	02/19/2020	—	(2,037)
	USD	640,273	DKK	4,286,300	03/18/2020	—	(2,242)
	USD	808,983	EUR	725,100	03/18/2020	—	(2,689)

						43,107	(6,968)

Goldman Sachs International	GBP	393,100	USD	508,978	03/18/2020	—	(10,707)
	JPY	101,973,100	USD	935,301	02/19/2020	—	(6,547)
	USD	960,513	JPY	103,966,400	02/19/2020	—	(255)

						—	(17,509)

HSBC Bank USA N.A.	CAD	1,063,200	USD	819,295	04/15/2020	15,932	—
	USD	4,836,343	EUR	4,335,000	03/18/2020	—	(15,922)
	USD	1,051,219	AUD	1,513,700	04/15/2020	—	(36,603)

						15,932	(52,525)

380

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	CAD	2,015,600	USD	1,553,229	04/15/2020	$30,224	$—
	CHF	6,460,900	USD	6,596,042	03/18/2020	—	(131,833)
	GBP	1,803,700	USD	2,341,812	03/18/2020	—	(42,708)
	JPY	121,408,800	USD	1,119,782	02/19/2020	—	(1,578)
	KRW	6,769,159,500	USD	5,833,838	02/19/2020	177,126	—
	NOK	5,482,300	USD	597,473	03/18/2020	1,337	—
	USD	2,727,541	JPY	295,139,000	02/19/2020	—	(1,569)
	USD	734,091	KRW	868,078,100	02/19/2020	—	(8,673)
	USD	1,073,336	SGD	1,454,800	02/19/2020	—	(7,244)
	USD	3,443,545	CHF	3,349,600	03/18/2020	44,465	—
	USD	3,266,138	EUR	2,927,400	03/18/2020	—	(10,936)
	USD	933,849	AUD	1,344,500	04/15/2020	—	(32,646)
	USD	594,170	NZD	890,000	04/15/2020	—	(18,343)

						253,152	(255,530)

NatWest Markets PLC	USD	3,367,880	SEK	31,946,400	03/18/2020	—	(42,683)

State Street Bank and Trust Co.	CAD	1,397,200	USD	1,076,731	04/15/2020	20,994	—
	EUR	587,500	USD	653,428	03/18/2020	142	—
	JPY	101,973,100	USD	943,211	02/19/2020	1,363	—
	USD	935,331	JPY	101,973,100	02/19/2020	6,516	—
	USD	1,403,626	EUR	1,254,900	03/18/2020	—	(8,206)
	USD	2,754,806	AUD	3,966,900	04/15/2020	—	(95,838)
	USD	1,528,121	ILS	5,284,700	04/16/2020	8,336	—

						37,351	(104,044)

UBS AG	CAD	3,457,200	USD	2,663,954	04/15/2020	51,664	—

Westpac Banking Corp.	CAD	1,929,200	USD	1,486,434	04/15/2020	28,714	—
	EUR	1,059,500	USD	1,189,008	03/18/2020	10,868	—
	USD	1,225,243	CAD	1,614,400	04/15/2020	—	(5,388)

						39,582	(5,388)

Net Unrealized Appreciation/(Depreciation)						$558,183	$(500,409)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro Currency
GBP	— Pound Sterling
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

381

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$11,042,281	$229,994,164	**	$—	$241,036,445
Short-Term Investment Securities	—	171,412		—	171,412
Repurchase Agreements	—	5,935,000		—	5,935,000

Total Investments at Value	$11,042,281	$236,100,576		$—	$247,142,857

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$558,183		$—	$558,183

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$500,409		$—	$500,409

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

382

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Registered Investment Companies	39.2%
Diversified Banking Institutions	7.5
Medical-Drugs	4.0
Banks-Commercial	3.6
Real Estate Investment Trusts	3.5
United States Treasury Notes	2.6
Telephone-Integrated	1.6
Finance-Credit Card	1.6
Banks-Super Regional	1.6
Oil Companies-Exploration & Production	1.5
Pipelines	1.3
Diversified Financial Services	1.1
Tobacco	1.1
Oil Companies-Integrated	1.1
Cable/Satellite TV	1.0
Computers	0.9
Data Processing/Management	0.9
Food-Misc./Diversified	0.8
Brewery	0.8
Insurance-Life/Health	0.8
Medical Instruments	0.8
Food-Meat Products	0.8
Electric-Integrated	0.8
Applications Software	0.7
Transport-Rail	0.7
Electronic Components-Semiconductors	0.7
Pharmacy Services	0.7
Cosmetics & Toiletries	0.7
Computer Services	0.6
Commercial Services-Finance	0.5
Diversified Manufacturing Operations	0.5
Electronic Connectors	0.5
Gold Mining	0.5
Web Portals/ISP	0.4
E-Commerce/Products	0.4
Electric-Distribution	0.4
Beverages-Non-alcoholic	0.4
Medical-Biomedical/Gene	0.4
Insurance-Multi-line	0.4
Machinery-General Industrial	0.3
Oil Refining & Marketing	0.3
Drug Delivery Systems	0.3
Insurance-Property/Casualty	0.3
Cellular Telecom	0.3
Diagnostic Equipment	0.3
Investment Management/Advisor Services	0.3
Enterprise Software/Service	0.3
Transport-Services	0.3
Auto/Truck Parts & Equipment-Original	0.3
Electric Products-Misc.	0.3
Electronic Components-Misc.	0.3
Chemicals-Diversified	0.2
Casino Hotels	0.2
Medical-HMO	0.2
Electronic Measurement Instruments	0.2
Medical Products	0.2
Auto-Cars/Light Trucks	0.2
Home Decoration Products	0.2
Building Products-Cement	0.2
Food-Retail	0.2
Food-Baking	0.2

Aerospace/Defense-Equipment	0.2%
Advanced Materials	0.2
Networking Products	0.2
Internet Content-Entertainment	0.2
Consumer Products-Misc.	0.2
Commercial Services	0.2
Retail-Building Products	0.2
Real Estate Operations & Development	0.2
Machinery-Pumps	0.2
Soap & Cleaning Preparation	0.2
Electronic Security Devices	0.2
Agricultural Chemicals	0.1
Broadcast Services/Program	0.1
Banks-Fiduciary	0.1
Rental Auto/Equipment	0.1
Retail-Apparel/Shoe	0.1
Options Purchased	0.1
Metal-Diversified	0.1
Multimedia	0.1
Retail-Restaurants	0.1
Finance-Leasing Companies	0.1
Power Converter/Supply Equipment	0.1
Beverages-Wine/Spirits	0.1
Computer Data Security	0.1
Distribution/Wholesale	0.1
Coatings/Paint	0.1
Advertising Agencies	0.1
Import/Export	0.1
Publishing-Periodicals	0.1
Food-Confectionery	0.1
Diversified Minerals	0.1
Athletic Footwear	0.1
Auto-Heavy Duty Trucks	0.1
Containers-Paper/Plastic	0.1
Instruments-Controls	0.1
Electric-Transmission	0.1
Transport-Truck	0.1
Advertising Services	0.1
Instruments-Scientific	0.1
Computers-Integrated Systems	0.1
Paper & Related Products	0.1
Tools-Hand Held	0.1
Retail-Major Department Stores	0.1
Non-Hazardous Waste Disposal	0.1
Filtration/Separation Products	0.1
Machinery-Electrical	0.1

98.7%

383

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited) — (continued)

Country Allocation*

United States	85.4%
United Kingdom	2.1
Switzerland	1.8
France	1.6
Japan	1.7
Canada	1.2
Spain	0.8
Ireland	0.9
Netherlands	0.4
Australia	0.4
SupraNational	0.3
Hong Kong	0.2
Germany	0.2
Mexico	0.2
Luxembourg	0.2
Italy	0.2
Guernsey	0.1
Cayman Islands	0.2
Sweden	0.1
Norway	0.1
Israel	0.1
Denmark	0.1
Singapore	0.1
Austria	0.1
Finland	0.1
Bermuda	0.1

98.7%

Credit Quality#†

Aaa	6.8%
A	26.8
Baa	56.9
Ba	6.8
Not Rated@	2.7

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

384

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 0.9%
United States — 0.9%
Flagstar Mtg. Trust VRS Series 2017-2, Class A5 3.50% due 10/25/2047*(1)(2)	$812,367	$819,207
JPMorgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(1)(2)	899,895	916,147
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(2)	843,698	853,784
BX Commercial Mtg. Trust Series 2019-XL, Class A 2.60% due 10/15/2036*(3)	2,105,000	2,111,652
Commercial Mtg. Trust Series 2019-WCM, Class A 2.58% due 10/15/2036*(3)	1,000,000	999,999

Total Asset Backed Securities (cost $5,695,252)		5,700,789

FOREIGN CORPORATE BONDS & NOTES — 5.3%
Australia — 0.2%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	1,290,000	1,305,333

Canada — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 4.95% due 06/01/2047	439,000	531,740
Cenovus Energy, Inc. Senior Notes 5.40% due 06/15/2047	1,595,000	1,812,504
Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	685,000	728,963
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	382,000	451,407

		3,524,614

Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	474,000	478,162

France — 0.9%
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	3,508,000	3,587,652
Societe Generale SA Senior Notes 2.63% due 01/22/2025*	2,391,000	2,417,569

		6,005,221

Guernsey — 0.0%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.55% due 04/17/2026	250,000	281,837

Hong Kong — 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	750,000	818,175

Security Description	Principal Amount	Value (Note 2)
Ireland — 0.5%
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*	$1,908,000	$2,052,224
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	736,000	828,995

		2,881,219

Luxembourg — 0.2%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.50% due 03/21/2026	1,049,000	1,124,761

Netherlands — 0.1%
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	544,000	604,863

Spain — 0.6%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	400,000	411,091
Banco Santander SA Senior Notes 3.13% due 02/23/2023	1,400,000	1,445,043
Banco Santander SA Senior Notes 3.31% due 06/27/2029	400,000	426,412
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,392,000	1,704,010

		3,986,556

SupraNational — 0.3%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.88% due 06/18/2026*	1,592,000	1,714,256

Switzerland — 1.0%
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	3,542,000	3,600,060
UBS Group AG Senior Notes 3.13% due 08/13/2030*	2,395,000	2,502,733

		6,102,793

United Kingdom — 0.7%
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	959,000	983,805
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	1,500,000	1,592,701
Lloyds Banking Group PLC Senior Notes 2.44% due 02/05/2026	315,000	317,093
Lloyds Banking Group PLC Senior Notes 2.86% due 03/17/2023	881,000	895,055
Lloyds Banking Group PLC Senior Notes 4.05% due 08/16/2023	279,000	297,291

385

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
United Kingdom (continued)
Standard Chartered PLC Senior Notes 3.89% due 03/15/2024*	$607,000	$636,012

		4,721,957

Total Foreign Corporate Bonds & Notes (cost $32,065,680)		33,549,747

U.S. CORPORATE BONDS & NOTES — 29.4%
United States — 29.4%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	2,226,000	2,311,667
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	2,007,000	2,181,276
AbbVie, Inc. Senior Notes 4.45% due 05/14/2046	1,097,000	1,233,788
Agilent Technologies, Inc. Senior Notes 2.75% due 09/15/2029	1,198,000	1,226,574
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	669,000	693,030
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	1,932,000	2,007,443
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 01/15/2024	139,000	149,786
Altria Group, Inc. Company Guar. Notes 3.80% due 02/14/2024	1,004,000	1,068,411
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	396,000	448,821
American Express Co Senior Notes 3.13% due 05/20/2026	2,835,000	3,019,297
American Tower Corp. Senior Notes 2.40% due 03/15/2025	307,000	311,027
American Tower Corp. Senior Notes 3.80% due 08/15/2029	1,254,000	1,364,649
Amphenol Corp. Senior Notes 2.80% due 02/15/2030	2,969,000	3,011,534
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,171,000	1,455,342
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	380,000	410,217
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	848,000	950,168
Ashtead Capital, Inc. Sec. Notes 4.00% due 05/01/2028*	716,000	733,900

Security Description	Principal Amount	Value (Note 2)
United States (continued)
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	$1,337,000	$1,480,121
AT&T, Inc. Senior Notes 4.13% due 02/17/2026	660,000	727,892
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	1,679,000	1,899,091
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	1,275,000	1,402,137
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	684,000	770,739
AT&T, Inc. Senior Notes 4.85% due 03/01/2039	750,000	889,459
AXA Equitable Holdings, Inc. Senior Notes 4.35% due 04/20/2028	302,000	334,027
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048	418,000	480,817
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	350,000	363,114
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	1,414,000	1,502,255
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	320,000	345,307
Bank of America Corp. Senior Notes 3.56% due 04/23/2027	5,096,000	5,487,191
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	2,300,000	3,103,895
BAT Capital Corp. Company Guar. Notes 3.22% due 09/06/2026	1,109,000	1,144,507
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	1,602,000	1,675,390
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	889,000	927,247
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	603,000	665,182
Bayer US Finance II LLC Company Guar. Notes 4.63% due 06/25/2038*	381,000	445,208
BBVA USA Senior Notes 3.50% due 06/11/2021	1,500,000	1,531,324
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024	2,000,000	2,106,626
Boston Properties LP Senior Notes 2.90% due 03/15/2030	765,000	788,612

386

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Boston Properties LP Senior Notes 4.50% due 12/01/2028	$622,000	$724,345
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	1,000,000	1,129,123
Bristol-Myers Squibb Co. Senior Notes 3.20% due 06/15/2026*	410,000	436,122
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	3,930,000	4,306,172
Camden Property Trust Senior Notes 3.15% due 07/01/2029	417,000	447,566
Camden Property Trust Senior Notes 4.10% due 10/15/2028	154,000	176,544
Campbell Soup Co. Senior Notes 3.95% due 03/15/2025	550,000	595,363
Capital One Bank USA NA Senior Notes 2.01% due 01/27/2023	984,000	987,159
Capital One Financial Corp. Senior Notes 3.05% due 03/09/2022	1,560,000	1,597,401
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	255,000	276,375
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	774,000	828,280
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	493,000	552,843
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	2,703,000	2,802,217
Cigna Corp. Company Guar. Notes 3.40% due 03/01/2027*	1,269,000	1,346,015
CIT Bank NA Senior Notes 2.97% due 09/27/2025	1,180,000	1,188,850
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	1,787,000	1,808,929
Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	1,000,000	1,062,478
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	1,550,000	1,701,062
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	294,000	328,593
Citigroup, Inc. Senior Notes 4.04% due 06/01/2024	2,073,000	2,210,614

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	$910,000	$1,043,915
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	578,000	713,033
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	2,602,000	3,342,041
Comerica, Inc. Senior Notes 3.70% due 07/31/2023	640,000	679,941
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	169,000	174,593
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	2,526,000	2,754,564
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	1,189,000	1,256,505
Constellation Brands, Inc. Company Guar. Notes 2.61% due 11/15/2021	510,000	510,076
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	811,000	844,592
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	535,000	577,228
Constellation Brands, Inc. Company Guar. Notes 3.70% due 12/06/2026	438,000	476,460
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	562,000	594,706
Crown Castle International Corp. Senior Notes 3.10% due 11/15/2029	1,634,000	1,691,870
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	450,000	472,377
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	1,500,000	1,619,851
CVS Health Corp. Senior Notes 2.88% due 06/01/2026	1,629,000	1,675,234
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,103,000	1,336,993
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	1,400,000	1,558,560
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	655,000	753,938
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	650,000	776,615
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	3,008,000	3,265,744

387

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Discover Financial Services Senior Notes 4.50% due 01/30/2026	$1,625,000	$1,798,935
Discovery Communications LLC Company Guar. Notes 4.13% due 05/15/2029	575,000	628,286
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	504,000	581,126
Duke Realty LP Senior Notes 3.38% due 12/15/2027	496,000	532,688
Energy Transfer Operating LP Company Guar. Notes 4.05% due 03/15/2025	460,000	488,282
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	500,000	566,340
EQT Corp. Senior Notes 3.90% due 10/01/2027	1,137,000	908,918
EQT Corp. Senior Notes 6.13% due 02/01/2025	919,000	834,426
Equinix, Inc. Senior Notes 3.20% due 11/18/2029	2,179,000	2,255,941
Essex Portfolio LP Company Guar. Notes 3.00% due 01/15/2030	1,472,000	1,532,245
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	849,000	864,243
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	905,000	1,011,443
Fifth Third Bancorp Senior Notes 3.65% due 01/25/2024	1,899,000	2,020,415
Fifth Third Bank Senior Notes 2.25% due 02/01/2027	1,396,000	1,404,916
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	1,600,000	1,689,221
General Electric Co. Senior Notes 4.13% due 10/09/2042	552,000	603,022
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	245,000	267,957
General Motors Financial Co., Inc. Company Guar. Notes 3.15% due 06/30/2022	131,000	134,042
General Motors Financial Co., Inc. Senior Notes 5.10% due 01/17/2024	289,000	317,018
Georgia Power Co. Senior Notes 2.10% due 07/30/2023	696,000	703,815

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Hess Corp. Senior Notes 3.50% due 07/15/2024	$357,000	$372,245
Hess Corp. Senior Notes 5.80% due 04/01/2047	640,000	759,400
Hexcel Corp. Senior Notes 3.95% due 02/15/2027	1,043,000	1,118,628
High Street Funding Trust II Senior Notes 4.68% due 02/15/2048*	395,000	474,747
Humana, Inc. Senior Notes 3.13% due 08/15/2029	867,000	898,626
Humana, Inc. Senior Notes 3.85% due 10/01/2024	197,000	212,068
JPMorgan Chase & Co. Senior Notes 2.54% due 04/23/2024	3,189,000	3,200,929
JPMorgan Chase & Co. Senior Notes 2.95% due 10/01/2026	271,000	284,889
Kansas City Southern Company Guar. Notes 4.20% due 11/15/2069	546,000	604,669
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	1,104,000	1,373,846
Kimco Realty Corp. Senior Notes 3.70% due 10/01/2049	912,000	945,078
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	395,000	438,867
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023*	991,000	1,053,227
Las Vegas Sands Corp. Senior Notes 3.20% due 08/08/2024	1,509,000	1,557,789
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	1,500,000	1,625,461
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	864,000	941,600
Morgan Stanley Senior Notes 3.88% due 01/27/2026	2,742,000	3,002,975
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	1,271,000	1,415,411
Morgan Stanley Senior Notes 4.43% due 01/23/2030	2,161,000	2,493,011
Mosaic Co. Senior Notes 3.25% due 11/15/2022	644,000	663,793
Mosaic Co. Senior Notes 4.25% due 11/15/2023	237,000	254,332

388

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
MPLX LP Senior Notes 4.00% due 03/15/2028	$222,000	$232,938
MPLX LP Senior Notes 4.50% due 04/15/2038	1,944,000	2,008,645
Newell Brands, Inc. Senior Notes 4.20% due 04/01/2026	1,256,000	1,311,644
Noble Energy, Inc. Senior Notes 3.25% due 10/15/2029	1,050,000	1,056,592
Occidental Petroleum Corp. Senior Notes 3.15% due 08/13/2021	663,000	666,619
Occidental Petroleum Corp. Senior Notes 3.36% due 08/15/2022	755,000	759,222
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	310,000	339,891
PNC Bank NA Sub. Notes 2.70% due 11/01/2022	790,000	809,950
PNC Bank NA Senior Notes 2.95% due 02/23/2025	595,000	624,345
PNC Bank NA Senior Notes 3.25% due 06/01/2025	1,500,000	1,599,325
PNC Financial Services Group, Inc. Senior Notes 2.60% due 07/23/2026	368,000	379,527
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	1,500,000	1,533,724
Roper Technologies, Inc. Senior Notes 3.65% due 09/15/2023	1,973,000	2,092,817
S&P Global, Inc. Company Guar. Notes 2.50% due 12/01/2029	2,176,000	2,233,178
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 3.90% due 10/15/2029	780,000	803,400
Santander Holdings USA, Inc. Senior Notes 3.50% due 06/07/2024	579,000	604,058
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,000,000	1,059,977
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,145,000	1,247,719
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	470,000	505,865
Southern California Edison Co. 1st Mtg. Bonds 4.20% due 03/01/2029	1,509,000	1,713,900

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Synchrony Financial Senior Notes 4.38% due 03/19/2024	$263,000	$282,527
The Dow Chemical Co. Senior Notes 9.40% due 05/15/2039	363,000	612,519
The Kroger Co. Senior Notes 4.50% due 01/15/2029	1,055,000	1,214,029
Thermo Fisher Scientific, Inc. Senior Notes 2.60% due 10/01/2029	1,752,000	1,779,122
Tyson Foods, Inc. Senior Notes 4.00% due 03/01/2026	960,000	1,057,917
Tyson Foods, Inc. Senior Notes 4.35% due 03/01/2029	1,607,000	1,856,632
Tyson Foods, Inc. Senior Notes 4.55% due 06/02/2047	886,000	1,060,284
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	427,000	546,442
UDR, Inc. Company Guar. Notes 3.20% due 01/15/2030	1,552,000	1,640,024
Union Electric Co. 1st Mtg. Notes 3.50% due 03/15/2029	975,000	1,078,923
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	933,000	1,009,394
Vornado Realty LP Senior Notes 3.50% due 01/15/2025	1,010,000	1,071,458
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	930,000	944,458
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	2,189,000	2,257,544
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	1,090,000	1,147,078
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	822,000	877,898
Welltower, Inc. Senior Notes 2.70% due 02/15/2027	568,000	581,508
Welltower, Inc. Senior Notes 3.63% due 03/15/2024	1,636,000	1,739,619
Zions Bancorp NA Senior Notes 3.50% due 08/27/2021	595,000	609,900

Total U.S. Corporate Bonds & Notes (cost $177,388,257)		187,057,440

389

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 2.6%
United States — 2.6%
United States Treasury Notes 1.75% due 11/15/2029	$1,804,000	$1,841,560
1.50% due 11/30/2021	4,514,000	4,525,637
0.25% due 07/15/2029	9,841,720	10,225,205

Total U.S. Government Treasuries (cost $16,300,958)		16,592,402

COMMON STOCKS — 19.6%
Australia — 0.2%
Alumina, Ltd.	27,273	39,354
Beach Energy, Ltd.	53,440	93,405
BHP Group, Ltd.	10,437	268,774
Evolution Mining, Ltd.	14,750	37,009
Fortescue Metals Group, Ltd.	13,937	104,427
Perseus Mining, Ltd.†	58,058	45,961
Rio Tinto, Ltd.	3,719	242,231
Santos, Ltd.	9,787	55,880
Woodside Petroleum, Ltd.	12,437	284,633

		1,171,674

Austria — 0.1%
ams AG†	1,561	63,505
Erste Group Bank AG	3,925	144,148
OMV AG	3,573	178,009
Raiffeisen Bank International AG	1,422	32,429

		418,091

Belgium — 0.0%
Galapagos NV†	274	61,414
Proximus SADP	2,321	65,969
Sofina SA	276	63,065

		190,448

Bermuda — 0.1%
Athene Holding, Ltd., Class A†	2,100	91,476
Hongkong Land Holdings, Ltd.	7,600	40,128
Invesco, Ltd.	7,166	123,972

		255,576

British Virgin Islands — 0.0%
Capri Holdings, Ltd.†	1,700	50,932

Canada — 0.4%
Bonavista Energy Corp.	19,400	7,476
Canadian National Railway Co.	6,000	560,692
Canadian Pacific Railway, Ltd.	600	159,385
Centerra Gold, Inc.†	2,100	16,820
CGI, Inc.†	4,400	336,899
CI Financial Corp.	6,600	115,652
Dollarama, Inc.	3,100	105,621
Eldorado Gold Corp.†	1,820	13,230
Enerflex, Ltd.	3,200	24,470
Genworth MI Canada, Inc.	2,579	113,808
Gildan Activewear, Inc.	1,400	38,792
Imperial Oil, Ltd.	2,500	59,279
Linamar Corp.	1,400	46,124
Magna International, Inc.	5,200	263,615
Manulife Financial Corp.	16,400	319,474
Open Text Corp. (TSX)	1,800	81,010
Parex Resources, Inc.†	2,900	45,908
Sun Life Financial, Inc.	3,000	141,046
Suncor Energy, Inc.	4,000	122,261
TransAlta Renewables, Inc.	5,600	70,032

Security Description	Shares	Value (Note 2)
Canada (continued)
Transcontinental, Inc., Class A	5,800	$68,194
Westshore Terminals Investment Corp.	3,800	46,172

		2,755,960

Cayman Islands — 0.1%
CK Asset Holdings, Ltd.	25,000	159,700
Wharf Real Estate Investment Co., Ltd.	19,000	97,653
Xinyi Glass Holdings, Ltd.	88,000	110,353

		367,706

China — 0.0%
Bank of China, Ltd.	107,000	41,372

Denmark — 0.1%
Novo Nordisk A/S, Class B	10,489	640,306

Finland — 0.1%
Elisa Oyj	1,240	74,597
Sampo Oyj, Class A	4,257	192,854

		267,451

France — 0.7%
BNP Paribas SA	3,999	212,644
Bureau Veritas SA	4,396	121,361
CGG SA†	13,407	38,095
Cie Generale des Etablissements Michelin SCA	1,647	191,560
Edenred	1,338	72,301
Faurecia SA	1,386	66,176
Gaztransport Et Technigaz SA	741	74,869
Ipsen SA	962	71,783
L’Oreal SA	1,267	355,028
Legrand SA	5,170	414,730
LVMH Moet Hennessy Louis Vuitton SE	414	180,881
Metropole Television SA	5,607	93,306
Peugeot SA	4,100	85,095
Publicis Groupe SA	9,072	402,781
Sanofi	9,472	913,517
Schneider Electric SE	1,380	138,335
SEB SA	480	61,753
Societe BIC SA	1,783	120,193
Societe Generale SA	2,987	96,620
TOTAL SA	14,337	698,652
Ubisoft Entertainment SA†	2,234	170,344

		4,580,024

Germany — 0.2%
Allianz SE	857	205,435
Deutsche Bank AG	8,300	76,178
E.ON SE	10,120	114,993
Henkel AG & Co. KGaA (Preference Shares)	3,536	360,699
Porsche Automobil Holding SE (Preference Shares)	1,140	77,313
SAP SE	4,553	595,819
Software AG	1,377	46,118

		1,476,555

Guernsey — 0.1%
Amdocs, Ltd.	8,247	593,372

390

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hong Kong — 0.1%
Hang Seng Bank, Ltd.	8,000	$161,618
Henderson Land Development Co., Ltd.	8,000	35,839
Hysan Development Co., Ltd.	20,000	74,630
Sino Land Co., Ltd.	28,000	38,088
Sun Hung Kai Properties, Ltd.	18,000	249,503
Swire Properties, Ltd.	12,600	38,945
Wheelock & Co., Ltd.	13,000	79,217

		677,840

India — 0.0%
Infosys, Ltd. ADR	12,700	139,192

Indonesia — 0.0%
Telekomunikasi Indonesia Persero Tbk PT	253,400	70,180

Ireland — 0.4%
Accenture PLC, Class A	2,959	607,216
AIB Group PLC	15,780	46,348
Allegion PLC	3,200	413,824
Bank of Ireland Group PLC	8,063	39,348
Jazz Pharmaceuticals PLC†	1,164	166,859
Medtronic PLC	7,220	833,477
STERIS PLC	940	141,649

		2,248,721

Israel — 0.1%
Bank Hapoalim B.M.	6,630	56,905
Bank Leumi Le-Israel B.M.	5,611	40,404
Check Point Software Technologies, Ltd.†	4,599	525,712
Ituran Location and Control, Ltd.	1,900	48,412

		671,433

Italy — 0.2%
Enel SpA	30,251	263,606
Eni SpA	19,175	268,948
Italgas SpA	13,063	86,881
Moncler SpA	2,704	116,762
Recordati SpA	2,760	118,218
UniCredit SpA	9,000	120,305

		974,720

Japan — 1.7%
ABC-Mart, Inc.	1,600	102,968
ADEKA Corp.	1,700	24,450
Amano Corp.	1,200	34,795
Astellas Pharma, Inc.	24,600	435,865
Awa Bank, Ltd.	400	8,792
Brother Industries, Ltd.	2,500	48,339
Central Japan Railway Co.	3,400	665,325
Chiba Bank, Ltd.	7,100	38,296
Chubu Electric Power Co., Inc.	2,000	27,174
Daiichikosho Co., Ltd.	1,300	63,293
Daiwa Securities Group, Inc.	22,000	111,450
Denka Co., Ltd.	1,300	34,979
DIC Corp.	1,400	36,685
FamilyMart Co., Ltd.	2,300	50,076
FCC Co., Ltd.	2,800	56,217
Frontier Real Estate Investment Corp.	6	25,112
Fuji Media Holdings, Inc.	2,800	38,065
FUJIFILM Holdings Corp.	1,600	79,135
Hachijuni Bank, Ltd.	9,000	34,269

Security Description	Shares	Value (Note 2)
Japan (continued)
Haseko Corp.	3,900	$50,801
Hirano Tecseed Co., Ltd.	1,700	25,645
Hitachi, Ltd.	4,600	175,662
Honda Motor Co., Ltd.	9,400	240,067
Hosokawa Micron Corp.	500	22,812
Hoya Corp.	2,500	240,311
Inaba Denki Sangyo Co., Ltd.	2,100	52,637
Inpex Corp.	18,600	174,199
Isuzu Motors, Ltd.	14,100	137,964
ITOCHU Corp.	6,200	144,661
Iyo Bank, Ltd.	4,400	22,585
Japan Logistics Fund, Inc.	16	43,316
Japan Petroleum Exploration Co., Ltd.	1,500	37,053
Japan Real Estate Investment Corp.	5	36,414
Kajima Corp.	3,000	38,030
Kaken Pharmaceutical Co., Ltd.	1,400	73,861
Kamigumi Co., Ltd.	3,600	76,794
Kao Corp.	2,800	223,735
KDDI Corp.	22,200	661,480
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,300	16,802
Mitsubishi Chemical Holdings Corp.	11,500	82,788
Mitsubishi Corp.	4,000	102,680
Mitsubishi Gas Chemical Co., Inc.	1,500	22,612
Mitsubishi UFJ Financial Group, Inc.	50,400	257,842
Mitsui & Co., Ltd.	3,900	69,432
Mitsui Chemicals, Inc.	4,000	87,498
Mitsui Sugar Co., Ltd.	2,700	52,894
Mizuho Financial Group, Inc.	94,700	139,651
MORI TRUST Sogo Reit, Inc.	11	20,192
NGK Spark Plug Co., Ltd.	2,300	40,072
Nippon Carbon Co., Ltd.	1,000	34,331
Nippon Shinyaku Co., Ltd.	500	44,685
Nippon Telegraph & Telephone Corp.	14,800	376,817
Nishio Rent All Co., Ltd.	1,200	32,195
Nissin Kogyo Co.,, Ltd..	1,800	36,710
Nomura Research Institute, Ltd.	18,500	409,869
NS Solutions Corp.	1,200	35,382
NTT DOCOMO, Inc.	25,200	721,219
Oji Holdings Corp.	21,700	109,567
Open House Co., Ltd.	1,500	40,051
Oracle Corp. Japan	900	78,025
ORIX Corp.	6,400	108,165
Osaka Gas Co., Ltd.	6,100	102,678
Rengo Co., Ltd.	6,700	47,035
Sawai Pharmaceutical Co., Ltd.	1,200	78,051
Secom Co., Ltd.	1,200	105,657
Seino Holdings Co., Ltd.	4,500	57,408
Sekisui House, Ltd.	6,000	129,327
Shionogi & Co., Ltd.	1,300	77,282
Shizuoka Bank, Ltd.	7,600	53,118
Showa Denko KK	3,800	91,189
SKY Perfect JSAT Holdings, Inc.	5,400	23,192
Subaru Corp.	3,200	79,799
Sumitomo Chemical Co., Ltd.	13,200	56,079
Sumitomo Corp.	5,500	81,994
Sumitomo Electric Industries, Ltd.	13,200	174,500
Sumitomo Heavy Industries, Ltd.	3,100	80,518
Sumitomo Mitsui Financial Group, Inc.	6,200	217,267
Sumitomo Mitsui Trust Holdings, Inc.	1,900	69,756
Sumitomo Seika Chemicals Co., Ltd	400	11,436
Teikoku Piston Ring Co., Ltd.	2,100	34,221
TKC Corp.†	700	34,636

391

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Tokai Carbon Co., Ltd.	4,400	$39,897
Tokai Rika Co., Ltd.	1,300	21,945
Tokyo Broadcasting System, Inc.	1,400	24,255
Tokyo Electric Power Co. Holdings, Inc.†	4,500	17,794
Tokyo Gas Co., Ltd.	3,900	85,489
Toppan Printing Co., Ltd.	1,300	25,858
Topre Corp.	1,300	19,702
Tosoh Corp.	3,700	51,945
Toyo Ink SC Holdings Co., Ltd.	800	17,822
Toyo Seikan Group Holdings, Ltd.	2,400	40,837
Toyota Boshoku Corp.	4,800	68,851
Toyota Motor Corp.	8,300	575,877
Toyota Tsusho Corp.	2,200	75,506
Trend Micro, Inc.†	900	47,135
Ube Industries, Ltd.	2,600	52,252
Unipres Corp.	2,000	25,424
USS Co., Ltd.	5,800	105,535
V Technology Co., Ltd.	700	31,092
Wakita & Co., Ltd.	2,800	25,904
West Holdings Corp.	1,200	19,077
Yamaha Motor Co., Ltd.	4,700	86,395
Yokohama Rubber Co., Ltd.	2,300	38,841
Yuasa Trading Co., Ltd.	600	19,334

		10,434,701

Luxembourg — 0.0%
RTL Group SA	1,942	88,644
Subsea 7 SA	3,602	38,736

		127,380

Mexico — 0.0%
Concentradora Fibra Danhos SA de CV	27,000	41,581
Grupo Aeroportuario del Centro Norte SAB de CV	13,100	99,695

		141,276

Netherlands — 0.3%
ASR Nederland NV	11,239	417,775
ING Groep NV	15,406	167,210
LyondellBasell Industries NV, Class A	2,365	184,139
Mylan NV†	4,651	99,624
NN Group NV	4,632	161,001
Unilever NV	9,446	549,384
Wolters Kluwer NV	6,199	466,005

		2,045,138

Norway — 0.1%
DNO International ASA	46,678	46,635
Equinor ASA	18,373	334,130
Telenor ASA	11,126	201,463
TGS NOPEC Geophysical Co. ASA	4,549	115,620

		697,848

Portugal — 0.0%
Galp Energia SGPS SA	3,130	47,320
NOS SGPS SA	5,083	26,381

		73,701

Russia — 0.0%
Polymetal International PLC	3,437	58,339

Security Description	Shares	Value (Note 2)
Singapore — 0.1%
DBS Group Holdings, Ltd.	18,500	$339,415
Singapore Exchange, Ltd.	10,600	66,771
UOL Group, Ltd.	13,900	80,727

		486,913

South Africa — 0.0%
AVI, Ltd.	7,052	36,396
Netcare, Ltd.	30,585	40,144
RMB Holdings, Ltd.	5,943	29,008
Vodacom Group, Ltd.	16,293	127,408

		232,956

South Korea — 0.0%
LG Corp.†	805	47,159

Spain — 0.2%
Aena SME SA*	735	136,040
Banco Bilbao Vizcaya Argentaria SA	27,330	141,253
Industria de Diseno Textil SA	6,751	227,174
Mediaset Espana Comunicacion SA	11,299	61,971
Red Electrica Corp. SA	21,612	431,910
Repsol SA	8,508	117,237
Vidrala SA	426	45,717
Zardoya Otis SA	17,343	130,836

		1,292,138

Sweden — 0.1%
Assa Abloy AB, Class B	10,295	244,977
Atlas Copco AB, Class A	2,974	105,526
Epiroc AB, Class A	9,268	107,222
Hexpol AB	7,851	70,852
Swedish Match AB	927	52,506
Tethys Oil AB	4,264	35,493
Thule Group AB	4,875	115,264

		731,840

Switzerland — 0.8%
Credit Suisse Group AG	10,123	127,904
Flughafen Zurich AG	688	119,727
Garmin, Ltd.	2,923	283,385
Geberit AG	211	111,293
Nestle SA	12,823	1,415,582
Novartis AG	12,459	1,178,552
Roche Holding AG	3,825	1,287,346
Swisscom AG	288	158,100
TE Connectivity, Ltd.	1,447	133,385
Zurich Insurance Group AG	905	376,171

		5,191,445

Taiwan — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,975	106,532

Thailand — 0.0%
Bangkok Bank PCL NVDR	11,500	52,965
PTT Exploration & Production PCL NVDR	13,600	54,237
TTW PCL NVDR	86,200	38,440

		145,642

Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS	13,630	21,234

392

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom — 1.4%
Anglo American PLC	6,135	$160,749
Auto Trader Group PLC*	30,415	223,714
Aviva PLC	48,612	256,544
Barclays PLC	84,032	185,836
Barratt Developments PLC	4,673	49,791
Bellway PLC	1,583	83,651
BHP Group PLC	8,930	195,592
Britvic PLC	9,052	110,842
Centrica PLC	65,552	73,735
Clinigen Group PLC	1,655	21,155
Diageo PLC	12,372	489,516
Dialog Semiconductor PLC†	1,805	79,588
GlaxoSmithKline PLC	37,392	877,968
HSBC Holdings PLC(LSE)	74,174	539,933
HSBC Holdings PLC(HKSE)	15,600	112,657
IMI PLC	8,189	118,767
Intertek Group PLC	3,628	275,893
ITV PLC	48,027	85,672
Legal & General Group PLC	24,674	99,296
Mondi PLC	12,126	248,230
Moneysupermarket.com Group PLC	12,353	52,845
Next PLC	1,964	178,022
Persimmon PLC	3,407	137,932
RELX PLC	20,517	544,839
Rio Tinto PLC	6,358	342,632
Royal Bank of Scotland Group PLC	55,548	158,682
Royal Dutch Shell PLC, Class A	18,946	498,332
Royal Dutch Shell PLC, Class A(EN Amsterdam)	7,954	208,007
Royal Dutch Shell PLC, Class B	17,957	472,807
Sage Group PLC	37,298	362,288
Smith & Nephew PLC	16,988	408,831
Standard Chartered PLC	25,853	215,205
Taylor Wimpey PLC	17,850	50,956
Ultra Electronics Holdings PLC	3,715	110,839
Unilever PLC	8,835	527,692
Victrex PLC	3,464	100,806

		8,659,844

United States — 12.0%
3M Co.	5,100	809,166
Abbott Laboratories	1,400	121,996
AbbVie, Inc.	11,500	931,730
Activision Blizzard, Inc.	1,082	63,275
Adobe, Inc.†	360	126,410
Affiliated Managers Group, Inc.	1,170	93,424
Aflac, Inc.	12,936	667,110
Air Products & Chemicals, Inc.	500	119,355
Alexion Pharmaceuticals, Inc.†	2,090	207,725
Allison Transmission Holdings, Inc.	6,448	285,002
Alphabet, Inc., Class A†	1,004	1,438,511
Alphabet, Inc., Class C†	993	1,424,190
Altria Group, Inc.	6,600	313,698
Amazon.com, Inc.†	992	1,992,650
American Equity Investment Life Holding Co.	1,663	43,920
American Financial Group, Inc.	3,361	365,643
Ameriprise Financial, Inc.	1,800	297,738
AMETEK, Inc.	5,108	496,242
Amgen, Inc.	4,300	929,015
Amphenol Corp., Class A	1,600	159,152
ANSYS, Inc.†	486	133,324
Apple Hospitality REIT, Inc.	13,572	203,851

Security Description	Shares	Value (Note 2)
United States (continued)
Apple, Inc.	11,900	$3,683,169
Applied Materials, Inc.	3,905	226,451
Arena Pharmaceuticals, Inc.†	937	42,812
Argonaut Gold, Inc.†	10,300	13,854
AT&T, Inc.	11,993	451,177
Automatic Data Processing, Inc.	3,149	539,707
Bank of America Corp.	16,700	548,261
Bank of New York Mellon Corp.	5,426	242,976
Berkshire Hathaway, Inc., Class B†	1,500	336,645
Biogen, Inc.†	1,300	349,505
BorgWarner, Inc.	4,849	166,272
Brady Corp., Class A	700	38,759
Bristol-Myers Squibb Co.	13,116	825,652
Broadcom, Inc.	1,500	457,740
Broadridge Financial Solutions, Inc.	3,458	412,021
Brown-Forman Corp., Class B	800	54,112
C.H. Robinson Worldwide, Inc.	5,101	368,394
Cabot Oil & Gas Corp.	3,200	45,088
Capital One Financial Corp.	2,553	254,789
Carlisle Cos., Inc.	1,032	161,229
Carter’s, Inc.	1,076	114,131
Celanese Corp.	2,671	276,448
Chevron Corp.	3,188	341,562
Choice Hotels International, Inc.	1,300	130,260
Church & Dwight Co., Inc.	5,900	437,898
Cintas Corp.	667	186,073
Cisco Systems, Inc.	23,920	1,099,602
Citigroup, Inc.	7,788	579,505
Citizens Financial Group, Inc.	1,062	39,591
Clorox Co.	2,468	388,241
Coca-Cola Co.	19,900	1,162,160
Cognizant Technology Solutions Corp., Class A	5,045	309,662
Colgate-Palmolive Co.	7,452	549,809
Comcast Corp., Class A	6,100	263,459
Copart, Inc.†	1,200	121,752
CSW Industrials, Inc.	1,100	83,468
CSX Corp.	5,207	397,502
Cummins, Inc.	1,800	287,946
Curtiss-Wright Corp.	2,393	348,014
Delta Air Lines, Inc.	1,100	61,314
Deluxe Corp.	3,000	144,600
Discovery, Inc., Class A†	4,000	117,040
Donaldson Co., Inc.	5,369	278,383
Dover Corp.	2,843	323,676
Eastman Chemical Co.	1,400	99,778
Eaton Vance Corp.	2,165	99,049
eBay, Inc.	15,821	530,953
Ecolab, Inc.	604	118,450
Edwards Lifesciences Corp.†	895	196,775
Eli Lilly & Co.	4,483	626,006
Emerson Electric Co.	6,656	476,769
Ennis, Inc.	3,200	66,752
Essex Property Trust, Inc.	600	185,856
Estee Lauder Cos., Inc., Class A	477	93,091
Evercore, Inc., Class A	899	68,881
Exelon Corp.	3,100	147,529
Expeditors International of Washington, Inc.	4,454	325,320
Exxon Mobil Corp.	7,600	472,112
Facebook, Inc., Class A†	5,400	1,090,314
FactSet Research Systems, Inc.	691	197,702
Fastenal Co.	8,603	300,073

393

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Federated Hermes, Inc.	4,037	$146,261
Fidelity National Information Services, Inc.	4,215	605,527
First American Financial Corp.	2,711	168,028
First Citizens BancShares, Inc., Class A	100	52,682
First Interstate BancSystem, Inc., Class A	900	34,650
Fiserv, Inc.†	4,051	480,489
FLIR Systems, Inc.	1,574	81,124
Foot Locker, Inc.	1,874	71,156
Fox Corp., Class A	3,926	145,576
Franklin Resources, Inc.	7,797	197,264
Gentex Corp.	10,587	315,175
Gilead Sciences, Inc.	8,288	523,802
Globe Life, Inc.	900	93,834
Goldman Sachs Group, Inc.	205	48,739
Graco, Inc.	2,600	138,190
GrafTech International, Ltd.	5,100	54,723
H&R Block, Inc.	19,236	446,275
Hasbro, Inc.	1,217	123,976
HEICO Corp.	804	98,434
Hershey Co.	3,000	465,510
Highwoods Properties, Inc.	2,146	107,536
HollyFrontier Corp.	1,873	84,135
Home Depot, Inc.	4,000	912,400
Honeywell International, Inc.	2,500	433,050
Hormel Foods Corp.	5,096	240,837
HP, Inc.	6,700	142,844
Hubbell, Inc.	3,091	442,724
IDEX Corp.	864	141,566
IDEXX Laboratories, Inc.†	300	81,303
Illinois Tool Works, Inc.	2,700	472,446
Ingredion, Inc.	489	43,032
Innoviva, Inc.†	1,900	26,230
Intel Corp.	21,556	1,378,075
International Business Machines Corp.	6,879	988,719
Intuit, Inc.	532	149,162
Jack Henry & Associates, Inc.	834	124,716
Jefferies Financial Group, Inc.	3,100	67,084
Johnson & Johnson	11,500	1,712,005
JPMorgan Chase & Co.	11,352	1,502,551
Kimberly-Clark Corp.	4,876	698,438
KLA Corp.	1,067	176,845
Kontoor Brands, Inc.	1,149	43,823
Lam Research Corp.	562	167,594
Lamb Weston Holdings, Inc.	2,985	272,560
Lancaster Colony Corp.	272	42,065
Landstar System, Inc.	3,120	345,540
Lear Corp.	1,406	173,191
Lincoln Electric Holdings, Inc.	2,000	178,360
Lincoln National Corp.	2,700	147,096
M&T Bank Corp.	900	151,668
Mastercard, Inc., Class A	1,800	568,692
Maxim Integrated Products, Inc.	4,613	277,334
MAXIMUS, Inc.	283	20,305
McDonald’s Corp.	3,035	649,399
Merck & Co., Inc.	14,549	1,243,067
MetLife, Inc.	5,300	263,463
Microsoft Corp.	24,000	4,085,520
Morgan Stanley	5,823	304,310
MSA Safety, Inc.	300	40,680

Security Description	Shares	Value (Note 2)
United States (continued)
MSC Industrial Direct Co., Inc., Class A	1,811	$123,275
National Retail Properties, Inc.	1,900	106,400
Natural Health Trends Corp.	900	3,240
Newmark Group, Inc., Class A	4,300	50,611
NIKE, Inc., Class B	4,800	462,240
Norfolk Southern Corp.	1,310	272,755
Omnicom Group, Inc.	6,605	497,423
Oracle Corp.	18,162	952,597
Packaging Corp. of America	3,353	321,050
Park Hotels & Resorts, Inc.	4,887	107,221
Paychex, Inc.	3,763	322,753
PayPal Holdings, Inc.†	1,420	161,724
PepsiCo, Inc.	7,291	1,035,468
Pfizer, Inc.	32,500	1,210,300
Philip Morris International, Inc.	5,600	463,120
Phillips 66	1,828	167,024
PNC Financial Services Group, Inc.	2,334	346,716
PPG Industries, Inc.	907	108,695
PPL Corp.	2,400	86,856
Principal Financial Group, Inc.	4,244	224,720
Procter & Gamble Co.	10,767	1,341,784
ProPetro Holding Corp.†	1,600	15,584
Prosperity Bancshares, Inc.	2,986	209,617
PS Business Parks, Inc.	232	38,874
Public Storage	900	201,384
Quest Diagnostics, Inc.	955	105,690
Raymond James Financial, Inc.	1,868	170,791
Regency Centers Corp.	1,600	99,264
RLJ Lodging Trust	2,300	35,788
Robert Half International, Inc.	2,000	116,340
Roper Technologies, Inc.	599	228,614
Ross Stores, Inc.	2,000	224,380
S&P Global, Inc.	400	117,492
Simon Property Group, Inc.	1,438	191,470
SLM Corp.	7,800	85,176
Snap-on, Inc.	1,800	287,334
Spirit AeroSystems Holdings, Inc., Class A	1,416	92,493
Stryker Corp.	3,227	679,929
Synchrony Financial	7,100	230,111
T. Rowe Price Group, Inc.	3,799	507,280
Tapestry, Inc.	1,700	43,809
Texas Instruments, Inc.	4,731	570,795
Thermo Fisher Scientific, Inc.	200	62,638
TJX Cos., Inc.	5,244	309,606
Toro Co.	1,600	128,032
Truist Financial Corp.	7,066	364,394
Union Pacific Corp.	3,300	592,086
United Rentals, Inc.†	400	54,276
UnitedHealth Group, Inc.	1,600	435,920
Unum Group	5,139	137,160
US Bancorp	7,385	393,030
Valero Energy Corp.	1,997	168,367
Varian Medical Systems, Inc.†	1,286	180,773
Verizon Communications, Inc.	6,435	382,496
ViacomCBS, Inc., Class B	4,960	169,285
Visa, Inc., Class A	5,763	1,146,664
Walmart, Inc.	600	68,694
Walt Disney Co.	3,146	435,123
Waste Management, Inc.	2,300	279,910
Waters Corp.†	1,736	388,499
Wells Fargo & Co.	7,962	373,736

394

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Western Union Co.	16,524	$444,496
Xerox Holdings Corp.	1,302	46,312
Xilinx, Inc.	2,100	177,408

		76,128,118

Total Common Stocks (cost $113,766,053)		124,213,757

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Canada — 0.2%
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077	920,000	984,400

Mexico — 0.2%
Grupo Bimbo SAB de CV 5.95% due 04/17/2023*(4)	1,140,000	1,211,250

United States — 1.2%
Enterprise Products Operating LLC Company Guar. Notes 5.38% due 02/15/2078	548,000	556,220
General Electric Co. Series D 5.00% due 01/21/2021(4)	80,000	79,621
M&T Bank Corp. Series F 5.13% due 11/01/2026(4)	617,000	674,073
Progressive Corp. Series B 5.38% due 03/15/2023(4)	1,507,000	1,586,117
Prudential Financial, Inc. 4.50% due 09/15/2047	642,000	682,523
State Street Corp 5.63% due 12/15/2023(4)	598,000	635,375
Truist Financial Corp. Series N 4.80% due 09/01/2024(4)	3,592,000	3,703,963

		7,917,892

Total Preferred Securities/Capital Securities (cost $9,621,213)		10,113,542

Security Description	Shares/ Principal Amount	Value (Note 2)
OPTIONS - PURCHASED — 0.1%
Exchange-Traded Put Options–Purchased(7) (cost $949,223)	955	$785,325

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL NVDR Expires 02/16/2021 (strike price THB 14.00)† (cost $0)	11,700	0

Total Long-Term Investment Securities (cost $355,786,636)		378,013,002

SHORT-TERM INVESTMENT SECURITIES — 39.2%
Registered Investment Companies — 39.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73%(6) (cost $249,053,406)	249,024,029	249,073,834

TOTAL INVESTMENTS (cost $604,840,042)(5)	98.7%	627,086,836
Other assets less liabilities	1.3	8,417,870

NET ASSETS	100.0%	$635,504,706

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $48,872,800 representing 7.7% of net assets.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Commercial Mortgage Backed Security
(4)	Perpetual maturity — maturity date reflects the next call date.
(5)	See Note 3 for cost of investments on a tax basis.
(6)	The rate shown is the 7-day yield as of January 31, 2020.

(7)	Options — Purchased:

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2020	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	February 2020	$2,420	300	$96,765,600	$330,186	$35,250	$(294,936)
S&P 500 Index	March 2020	2,720	350	112,893,200	337,302	211,750	(125,552)
S&P 500 Index	April 2020	2,820	305	98,378,360	281,735	538,325	256,590

					$949,223	$785,325	$(163,898)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

EN Amsterdam — Euronext Amsterdam Stock Exchange

HKSE — Hong Kong Stock Exchange

LSE — London Stock Exchange

NVDR — Non-Voting Depositary Receipt

TSX — Toronto Stock Exchange

VRS — Variable Rate Security

The rates shown on VRS are the current interest rates at January 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

395

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

103	Long	SPI 200 Index	March 2020	$11,598,764	$11,794,104	$195,340

39	Long	S&P/Toronto Stock Exchange 60 Index	March 2020	5,939,800	6,079,568	139,768

946	Long	S&P 500 E-Mini Index	March 2020	150,385,094	152,495,200	2,110,106

123	Long	Nasdaq 100 E-Mini Index	March 2020	21,982,287	22,134,465	152,178

290	Long	U.S. Treasury Long Bonds	March 2020	46,191,516	47,424,063	1,232,547

21	Long	U.S. Treasury Ultra Bonds	March 2020	3,854,194	4,067,437	213,243

61	Long	U.S. Treasury 2 Year Notes	March 2020	13,160,338	13,197,922	37,584

						$4,080,766

						Unrealized (Depreciation)

987	Long	Euro Stoxx 50 Index	March 2020	$40,496,289	$39,896,471	$(599,818)

103	Long	Nikkei 225 E-Mini Index	March 2020	22,296,375	21,597,727	(698,648)

144	Long	FTSE 100 Index	March 2020	13,812,108	13,648,489	(163,619)

241	Long	E-Mini Russ 2000 Index	March 2020	19,846,588	19,457,135	(389,453)

292	Short	U.S. Treasury 10 Year Notes	March 2020	37,908,052	38,443,625	(535,573)

52	Short	U.S. Treasury 5 Year Notes	March 2020	6,203,557	6,256,656	(53,099)

143	Short	U.S. Treasury 2 Year Notes	March 2020	30,826,044	30,939,391	(113,347)

						$(2,553,557)

		Net Unrealized Appreciation (Depreciation)				$1,527,209

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	18,764,000	NZD	19,426,050	02/03/2020	$—	$(3,626)
	AUD	2,674,000	USD	1,838,118	02/03/2020	48,143	—
	CHF	867,000	USD	889,692	02/03/2020	—	(10,433)
	COP	3,104,915,781	USD	924,455	02/03/2020	16,585	—
	EUR	20,519,823	USD	22,682,015	02/03/2020	—	(75,485)
	ILS	9,388,000	USD	2,716,339	02/03/2020	—	(4,190)
	JPY	82,014,224	USD	748,673	02/03/2020	—	(8,230)
	NZD	5,595,000	USD	3,762,358	02/03/2020	145,751	—
	NZD	19,428,433	AUD	18,764,000	02/27/2020	3,705	—
	NZD	2,815,000	USD	1,838,226	02/27/2020	18,101	—
	USD	8,491,975	AUD	12,453,000	02/03/2020	—	(155,936)
	USD	1,849,071	CAD	2,406,000	02/03/2020	—	(31,026)
	USD	1,849,189	CHF	1,793,000	02/03/2020	12,314	—
	USD	910,145	COP	3,104,915,781	02/03/2020	—	(2,275)
	USD	1,861,938	HUF	565,640,000	02/03/2020	—	(2,514)
	USD	4,465,714	ILS	15,429,000	02/03/2020	5,423	—
	USD	1,837,576	NZD	2,815,000	02/03/2020	—	(17,960)
	USD	1,826,767	ZAR	26,648,000	02/03/2020	—	(51,240)
	ZAR	26,648,000	USD	1,820,847	02/27/2020	50,720	—

						300,742	(362,915)

Barclays Bank PLC	COP	9,501,862,219	USD	2,810,103	02/03/2020	31,781	—
	GBP	681,000	USD	878,286	02/03/2020	—	(20,974)
	HUF	263,993,000	USD	866,174	02/03/2020	—	(1,648)
	IDR	25,663,644,000	USD	1,880,672	02/03/2020	1,240	—
	INR	260,424,000	USD	3,643,456	02/03/2020	—	(6,112)
	INR	132,397,000	USD	1,851,059	02/27/2020	6,401	—
	MXN	8,979,315	USD	477,841	02/04/2020	2,632	—
	RUB	44,107,000	USD	697,635	02/03/2020	7,790	—

396

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Forward Foreign Currency Contracts — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	SEK	8,320,000	USD	885,382	02/03/2020	$21,137	$—
	THB	53,059,000	USD	1,773,528	02/03/2020	71,283	—
	TWD	13,353,570	USD	446,324	02/27/2020	6,337	—
	USD	2,785,286	COP	9,501,862,219	02/03/2020	—	(6,963)
	USD	12,761,585	GBP	9,833,579	02/03/2020	223,654	—
	USD	1,879,845	IDR	25,663,644,000	02/03/2020	—	(413)
	USD	3,625,786	INR	260,424,000	02/03/2020	23,781	—
	USD	711,633	RUB	44,107,000	02/03/2020	—	(21,787)
	USD	1,766,052	ZAR	26,316,000	02/03/2020	—	(12,646)
	USD	1,875,050	TWD	56,139,000	02/27/2020	—	(25,325)
	ZAR	39,973,000	USD	2,785,938	02/03/2020	122,581	—
	ZAR	27,040,000	USD	1,847,487	02/27/2020	51,321	—

						569,938	(95,868)

Citibank N.A.	COP	5,742,387,000	USD	1,693,919	02/03/2020	14,859	—
	CZK	1,515,000	USD	66,083	02/27/2020	—	(531)
	EUR	5,843,000	USD	6,454,147	02/03/2020	—	(26,029)
	GBP	678,000	USD	884,998	02/03/2020	—	(10,301)
	GBP	873,700	USD	1,147,082	02/19/2020	—	(7,096)
	JPY	2,336,211,906	EUR	19,390,000	02/03/2020	—	(56,251)
	JPY	96,897,000	USD	889,484	02/03/2020	—	(4,771)
	MXN	33,830,000	USD	1,787,803	02/04/2020	—	(2,571)
	NZD	5,376,999	AUD	5,172,300	02/03/2020	—	(13,354)
	PLN	7,023,000	USD	1,845,405	02/03/2020	32,807	—
	RUB	116,380,000	USD	1,840,768	02/03/2020	20,553	—
	USD	1,683,269	COP	5,742,387,000	02/03/2020	—	(4,208)
	USD	1,839,781	CZK	41,863,000	02/03/2020	1,035	—
	USD	1,807,129	RUB	116,380,000	02/03/2020	13,086	—
	USD	1,852,987	SGD	2,502,000	02/03/2020	—	(19,483)
	USD	2,668,052	MXN	52,125,000	02/04/2020	90,541	—
	USD	1,691,674	COP	5,742,387,000	02/27/2020	—	(14,839)
	USD	1,781,622	MXN	33,830,000	02/27/2020	2,928	—

						175,809	(159,434)

Morgan Stanley and Co. International PLC	AUD	9,779,000	USD	6,608,829	02/03/2020	62,766	—
	BRL	28,969,000	USD	6,930,273	02/04/2020	165,924	—
	COP	6,032,128,000	USD	1,768,201	02/03/2020	4,421	—
	DKK	7,533,000	USD	1,109,575	02/03/2020	—	(8,429)
	EUR	19,390,000	JPY	2,329,385,074	02/03/2020	—	(6,754)
	IDR	36,781,078,000	USD	2,693,145	02/03/2020	—	(453)
	ILS	3,028,000	USD	875,727	02/03/2020	—	(1,751)
	INR	63,305,000	USD	876,728	02/03/2020	—	(10,425)
	KRW	2,161,726,000	USD	1,826,553	02/03/2020	12,797	—
	MXN	17,254,370	USD	921,206	02/04/2020	8,059	—
	MYR	35,946,000	USD	8,788,592	02/03/2020	16,996	—
	NZD	9,781,331	AUD	9,403,965	02/03/2020	—	(27,637)
	PHP	912,993,000	USD	17,948,578	02/03/2020	—	(13,118)
	PLN	243,000	USD	62,604	02/27/2020	—	(120)
	RUB	55,839,000	USD	883,199	02/03/2020	9,861	—
	THB	53,059,000	USD	1,713,073	02/27/2020	10,067	—
	TWD	460,984,000	USD	15,227,309	02/03/2020	—	(32,514)
	USD	1,850,346	COP	6,032,128,000	02/03/2020	—	(86,566)
	USD	1,122,385	DKK	7,533,000	02/03/2020	—	(4,381)
	USD	21,551,944	EUR	19,390,000	02/03/2020	—	(47,474)
	USD	1,865,323	HUF	570,635,000	02/03/2020	10,520	—
	USD	2,660,431	IDR	36,781,078,000	02/03/2020	33,166	—
	USD	885,667	INR	63,305,000	02/03/2020	1,486	—
	USD	1,853,014	KRW	2,161,726,000	02/03/2020	—	(39,257)
	USD	8,770,223	MYR	35,946,000	02/03/2020	1,373	—
	USD	1,844,305	NZD	2,780,000	02/03/2020	—	(47,313)
	USD	17,919,073	PHP	912,993,000	02/03/2020	42,623	—
	USD	62,593	PLN	243,000	02/03/2020	124	—

397

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Forward Foreign Currency Contracts — (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	890,290	RUB	55,839,000	02/03/2020	$—	$(16,953)
	USD	1,715,843	THB	53,059,000	02/03/2020	—	(13,597)
	USD	15,236,011	TWD	460,984,000	02/03/2020	23,812	—
	USD	6,828,844	BRL	28,969,000	02/04/2020	—	(64,495)
	USD	6,611,958	AUD	9,779,000	02/27/2020	—	(63,220)
	USD	1,111,377	DKK	7,533,000	02/27/2020	8,384	—
	USD	1,779,504	IDR	24,363,192,000	02/27/2020	—	(18,621)
	USD	876,660	ILS	3,028,000	02/27/2020	1,640	—
	USD	2,535,618	MYR	10,358,000	02/27/2020	—	(15,273)
	USD	1,742,231	PHP	88,609,000	02/27/2020	—	(7,400)
	USD	4,245,013	BRL	17,842,000	03/03/2020	—	(85,148)

						414,019	(610,899)

State Street Bank London	ZAR	492,978	USD	33,649	02/03/2020	802	—

UBS AG	BRL	21,767,000	USD	5,098,255	02/04/2020	15,595	—
	CAD	12,946,000	USD	9,827,521	02/03/2020	45,142	—
	CAD	4,835,000	USD	3,662,599	02/27/2020	9,277	—
	CHF	6,622,000	USD	6,785,769	02/03/2020	—	(89,231)
	COP	12,317,037,000	USD	3,610,499	02/03/2020	9,026	—
	CZK	41,863,000	USD	1,846,772	02/03/2020	5,957	—
	EUR	21,284,177	USD	23,449,457	02/03/2020	—	(155,749)
	GBP	8,474,579	USD	11,030,957	02/03/2020	—	(159,723)
	HUF	1,134,684,000	USD	3,728,128	02/03/2020	—	(1,909)
	IDR	37,608,950,000	USD	2,754,831	02/03/2020	605	—
	ILS	3,013,000	USD	873,486	02/03/2020	355	—
	INR	197,119,000	USD	2,763,562	02/03/2020	1,147	—
	JPY	1,897,181,310	USD	17,385,072	02/03/2020	—	(123,869)
	KRW	8,204,826,000	USD	6,946,228	02/03/2020	62,119	—
	MXN	8,979,315	USD	477,841	02/04/2020	2,632	—
	NZD	4,353,026	AUD	4,187,735	02/03/2020	—	(10,526)
	PHP	733,043,000	USD	14,442,320	02/03/2020	20,857	—
	RUB	328,762,000	USD	5,223,751	02/03/2020	81,824	—
	SEK	16,165,000	USD	1,683,948	02/03/2020	4,799	—
	SGD	2,502,000	USD	1,854,781	02/03/2020	21,277	—
	TWD	407,992,000	USD	13,487,785	02/03/2020	—	(17,859)
	TWD	566,057,430	USD	18,812,630	02/27/2020	161,588	—
	USD	7,986,161	CAD	10,540,000	02/03/2020	—	(21,827)
	USD	5,810,130	CHF	5,696,000	02/03/2020	103,491	—
	USD	3,715,883	COP	12,317,037,000	02/03/2020	—	(114,410)
	USD	31,426,983	EUR	28,257,000	02/03/2020	—	(88,571)
	USD	866,466	HUF	262,402,000	02/03/2020	—	(3,875)
	USD	2,659,608	IDR	37,608,950,000	02/03/2020	94,618	—
	USD	2,757,789	INR	197,119,000	02/03/2020	4,626	—
	USD	19,183,008	JPY	2,076,092,534	02/03/2020	—	(22,909)
	USD	6,968,247	KRW	8,204,826,000	02/03/2020	—	(84,137)
	USD	14,419,121	PHP	733,043,000	02/03/2020	2,343	—
	USD	1,782,430	PLN	6,780,000	02/03/2020	—	(32,549)
	USD	5,184,072	RUB	328,762,000	02/03/2020	—	(42,144)
	USD	2,571,483	SEK	24,485,000	02/03/2020	—	(28,089)
	USD	13,596,135	TWD	407,992,000	02/03/2020	—	(90,491)
	USD	5,149,598	BRL	21,767,000	02/04/2020	—	(66,938)
	USD	887,935	MXN	16,918,000	02/04/2020	7,411	—
	USD	9,827,290	CAD	12,946,000	02/27/2020	—	(45,304)
	USD	7,803,610	CHF	7,577,000	02/27/2020	75,444	—
	USD	20,143,058	EUR	18,276,000	02/27/2020	154,451	—
	USD	11,038,787	GBP	8,474,579	02/27/2020	158,733	—
	USD	1,948,377	HUF	598,107,000	02/27/2020	19,497	—
	USD	32,077,475	JPY	3,500,805,534	02/27/2020	270,445	—
	USD	4,395,736	KRW	5,183,276,000	02/27/2020	—	(62,400)
	USD	4,322,185	RUB	272,544,000	02/27/2020	—	(69,466)
	USD	809,438	SEK	7,778,000	02/27/2020	—	(612)

398

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	1,949,113	SGD	2,646,000	02/27/2020	$—	$(10,040)
	ZAR	12,991,000	USD	869,500	02/03/2020	3,923	—

						1,337,182	(1,342,628)

Net Unrealized Appreciation/(Depreciation)						$2,798,492	$(2,571,744)

AUD	— Australian Dollar	HUF	— Hungarian Forint	PHP	— Philippine Peso
BRL	— Brazilian Real	IDR	— Indonesian Rupiah	PLN	— Polish Zloty
CAD	— Canadian Dollar	ILS	— Israeli Shekel	RUB	— New Russian Ruble
CHF	— Swiss Franc	INR	— Indian Rupee	THB	— Thai Baht
COP	— Colombian Peso	JPY	— Japanese Yen	SEK	— Swedish Krona
CZK	— Czech Koruna	KRW	— South Korean Won	SGD	— Singapore Dollar
DKK	— Danish Krone	MXN	— Mexican Peso	TWD	— New Taiwan Dollar
EUR	— Euro Dollar	MYR	— Malaysian Ringgit	USD	— United States Dollar
GBP	— British Pound Sterling	NZD	— New Zealand Dollar	ZAR	— South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$5,700,789		$—	$5,700,789
Foreign Corporate Bonds & Notes	—	33,549,747		—	33,549,747
U.S. Corporate Bonds & Notes	—	187,057,440		—	187,057,440
U.S. Government Treasuries	—	16,592,402		—	16,592,402
Common Stocks	83,713,667	40,500,090	**	—	124,213,757
Preferred Securities/Capital Securities	—	10,113,542		—	10,113,542
Options-Purchased	785,325	—		—	785,325
Warrants	—	0		—	0
Short-Term Investment Securities	249,073,834	—		—	249,073,834

Total Investments at Value	$333,572,826	$293,514,010		$—	$627,086,836

Other Financial Instruments:†
Futures Contracts	$3,885,426	$195,340	**	$—	$4,080,766
Forward Foreign Currency Contracts	—	2,798,492		—	2,798,492

Total Other Financial Instruments	$3,885,426	$2,993,832		$—	$6,879,258

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,091,472	$1,462,085	**	$—	$2,553,557
Forward Foreign Currency Contracts	—	2,571,744		—	2,571,744

Total Other Financial Instruments	$1,091,472	$4,033,829		$—	$5,125,301

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

399

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Banks-Commercial	8.2%
Real Estate Investment Trusts	7.8
Medical-Biomedical/Gene	5.4
Repurchase Agreements	4.4
Exchange-Trade Funds	4.3
Medical Products	2.3
Medical-Drugs	2.2
Enterprise Software/Service	2.1
Electric-Integrated	1.6
Retail-Restaurants	1.4
Electronic Components-Semiconductors	1.4
Insurance-Property/Casualty	1.3
Savings & Loans/Thrifts	1.3
Investment Management/Advisor Services	1.1
Building & Construction Products-Misc.	1.1
Gas-Distribution	1.1
Computer Services	1.1
Chemicals-Specialty	1.0
Computer Software	1.0
Building-Residential/Commercial	0.9
Electronic Components-Misc.	0.9
Human Resources	0.8
Medical Labs & Testing Services	0.8
Oil Companies-Exploration & Production	0.8
Auto/Truck Parts & Equipment-Original	0.7
Schools	0.7
Machinery-General Industrial	0.7
Aerospace/Defense-Equipment	0.7
Distribution/Wholesale	0.6
Semiconductor Equipment	0.6
Energy-Alternate Sources	0.6
Metal Processors & Fabrication	0.6
Applications Software	0.6
Medical-Outpatient/Home Medical	0.6
Building & Construction-Misc.	0.6
Oil-Field Services	0.5
Commercial Services	0.5
Retail-Apparel/Shoe	0.5
Computer Data Security	0.5
Building-Heavy Construction	0.5
Consulting Services	0.5
Food-Misc./Diversified	0.5
Rental Auto/Equipment	0.5
Water	0.5
Real Estate Management/Services	0.5
Medical Instruments	0.5
Retail-Automobile	0.4
Consumer Products-Misc.	0.4
Food-Wholesale/Distribution	0.4
E-Commerce/Services	0.4
Airlines	0.4
Insurance-Life/Health	0.4
Finance-Investment Banker/Broker	0.4
Diversified Manufacturing Operations	0.4
Footwear & Related Apparel	0.4
Electronic Measurement Instruments	0.4
Transport-Marine	0.4
Apparel Manufacturers	0.4
Diagnostic Equipment	0.4
Semiconductor Components-Integrated Circuits	0.4
Commercial Services-Finance	0.4
Racetracks	0.4
Computers-Other	0.4

Engineering/R&D Services	0.4%
Office Furnishings-Original	0.4
Insurance-Reinsurance	0.4
Chemicals-Diversified	0.4
U.S. Government Treasuries	0.4
Financial Guarantee Insurance	0.4
Building-Mobile Home/Manufactured Housing	0.4
Power Converter/Supply Equipment	0.3
Machinery-Pumps	0.3
Medical-Generic Drugs	0.3
Finance-Consumer Loans	0.3
Oil Refining & Marketing	0.3
Computers-Integrated Systems	0.3
Therapeutics	0.3
Transport-Truck	0.3
Transport-Services	0.3
Resorts/Theme Parks	0.3
Telecom Equipment-Fiber Optics	0.3
Medical-Hospitals	0.3
Non-Hazardous Waste Disposal	0.3
Building Products-Doors & Windows	0.3
Casino Services	0.3
Retail-Building Products	0.3
Firearms & Ammunition	0.3
Data Processing/Management	0.3
Medical Information Systems	0.3
Miscellaneous Manufacturing	0.3
Rubber/Plastic Products	0.3
Steel-Producers	0.3
Web Hosting/Design	0.2
Retail-Home Furnishings	0.2
Health Care Cost Containment	0.2
Machinery-Electrical	0.2
Disposable Medical Products	0.2
Electronic Parts Distribution	0.2
Tools-Hand Held	0.2
Athletic Equipment	0.2
Environmental Consulting & Engineering	0.2
Pastoral & Agricultural	0.2
Healthcare Safety Devices	0.2
Building Products-Wood	0.2
Security Services	0.2
Electronics-Military	0.2
Retail-Misc./Diversified	0.2
Telecom Services	0.2
Insurance-Multi-line	0.2
Networking Products	0.2
Veterinary Diagnostics	0.2
Publishing-Newspapers	0.2
Drug Delivery Systems	0.2
Paper & Related Products	0.2
Internet Content-Information/News	0.2
Electric Products-Misc.	0.2
Aerospace/Defense	0.2
Wireless Equipment	0.2
Transport-Equipment & Leasing	0.2
Retail-Pawn Shops	0.2
Diagnostic Kits	0.2
Satellite Telecom	0.2
Retail-Discount	0.2
Machinery-Construction & Mining	0.2
Internet Connectivity Services	0.2

400

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (continued) — (unaudited)

Industry Allocation* (continued)

Wire & Cable Products	0.2%
Medical-Nursing Homes	0.2
Electric-Generation	0.2
Insurance Brokers	0.2
Golf	0.2
Retail-Pet Food & Supplies	0.1
Coal	0.1
Printing-Commercial	0.1
Machine Tools & Related Products	0.1
Cosmetics & Toiletries	0.1
Brewery	0.1
Finance-Mortgage Loan/Banker	0.1
Oil Field Machinery & Equipment	0.1
Tobacco	0.1
Linen Supply & Related Items	0.1
Gambling (Non-Hotel)	0.1
Instruments-Controls	0.1
Batteries/Battery Systems	0.1
Banks-Mortgage	0.1
Medical-HMO	0.1
Building-Maintenance & Services	0.1
Identification Systems	0.1
Lasers-System/Components	0.1
Precious Metals	0.1
Real Estate Operations & Development	0.1
Banks-Super Regional	0.1
Cable/Satellite TV	0.1
Telephone-Integrated	0.1
Steel Pipe & Tube	0.1
Finance-Commercial	0.1
Poultry	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Retail-Vision Service Center	0.1
Private Equity	0.1
Casino Hotels	0.1
Beverages-Non-alcoholic	0.1
Chemicals-Plastics	0.1
Retail-Petroleum Products	0.1
Water Treatment Systems	0.1
E-Marketing/Info	0.1
Filtration/Separation Products	0.1
Gold Mining	0.1
Auto-Heavy Duty Trucks	0.1
Home Furnishings	0.1
Machinery-Farming	0.1
Independent Power Producers	0.1
Publishing-Books	0.1
Television	0.1
Steel-Specialty	0.1
Building Products-Air & Heating	0.1
Agricultural Operations	0.1
E-Commerce/Products	0.1
Auto Repair Centers	0.1
Finance-Other Services	0.1
Electronic Security Devices	0.1
Quarrying	0.1
Hotels/Motels	0.1
Metal-Iron	0.1
Building Products-Cement	0.1
Telecommunication Equipment	0.1
Audio/Video Products	0.1
Metal-Aluminum	0.1

Dental Supplies & Equipment	0.1%
Recreational Vehicles	0.1
Storage/Warehousing	0.1
Transport-Air Freight	0.1
Internet Telephone	0.1
Retail-Bedding	0.1
Hazardous Waste Disposal	0.1
Metal Products-Distribution	0.1
Educational Software	0.1
Finance-Leasing Companies	0.1
Diversified Minerals	0.1
Food-Baking	0.1
Physical Therapy/Rehabilitation Centers	0.1
E-Services/Consulting	0.1
Retail-Jewelry	0.1
Oil & Gas Drilling	0.1
Communications Software	0.1
Optical Supplies	0.1
Computer Aided Design	0.1
Containers-Paper/Plastic	0.1
Metal Products-Fasteners	0.1
Advanced Materials	0.1
Circuit Boards	0.1
Appliances	0.1
Professional Sports	0.1
Retail-Sporting Goods	0.1
Rubber-Tires	0.1
Containers-Metal/Glass	0.1
Diversified Operations/Commercial Services	0.1
X-Ray Equipment	0.1
Publishing-Periodicals	0.1
Retirement/Aged Care	0.1
Retail-Office Supplies	0.1
Food-Retail	0.1
Investment Companies	0.1
Vitamins & Nutrition Products	0.1
Electric-Distribution	0.1
B2B/E-Commerce	0.1
Motion Pictures & Services	0.1

100.2%

*	Calculated as a percentage of net assets

401

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 91.1%
Advanced Materials — 0.1%
Haynes International, Inc.	1,278	$34,263
Materion Corp.	2,089	113,433

		147,696

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†	5,821	13,214
Telaria, Inc.†	4,540	46,081

		59,295

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†	1,079	21,774
Clear Channel Outdoor Holdings, Inc.†	5,028	13,727
National CineMedia, Inc.	6,411	47,313

		82,814

Advertising Services — 0.0%
Fluent, Inc.†	4,388	11,891
Marchex, Inc., Class B†	3,694	12,597
SharpSpring, Inc.†	1,052	13,003

		37,491

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	2,191	145,943
Kratos Defense & Security Solutions, Inc.†	9,274	170,085
National Presto Industries, Inc.	512	44,129
Park Aerospace Corp.	1,922	29,733

		389,890

Aerospace/Defense-Equipment — 0.7%
AAR Corp.	3,431	146,092
Aerojet Rocketdyne Holdings, Inc.†	7,518	391,462
Astronics Corp.†	2,353	59,296
Barnes Group, Inc.	4,850	306,374
Coda Octopus Group, Inc.†	477	3,000
Ducommun, Inc.†	1,104	45,187
Kaman Corp.	2,848	175,779
Moog, Inc., Class A	3,309	296,519
Triumph Group, Inc.	5,104	104,275

		1,527,984

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	9,810	23,348
Marrone Bio Innovations, Inc.†	5,339	6,140

		29,488

Agricultural Operations — 0.1%
Alico, Inc.	415	14,936
Andersons, Inc.	3,240	73,289
Cadiz, Inc.†	1,353	12,305
Limoneira Co.	1,609	31,408
Phibro Animal Health Corp., Class A	2,099	49,788
Tejon Ranch Co.†	2,161	34,792

		216,518

Airlines — 0.4%
Allegiant Travel Co.	1,338	224,838
Hawaiian Holdings, Inc.	4,755	132,569
Mesa Air Group, Inc.†	2,141	18,284
SkyWest, Inc.	5,070	279,712
Spirit Airlines, Inc.†	7,059	289,913

		945,316

Security Description	Shares	Value (Note 2)
Apparel Manufacturers — 0.4%
Centric Brands, Inc.†	1,719	$3,421
Deckers Outdoor Corp.†	2,891	551,921
Delta Apparel, Inc.†	636	15,951
Kontoor Brands, Inc.	4,552	173,613
Oxford Industries, Inc.	1,712	118,813
Superior Group of Cos., Inc.	1,096	12,637
Vince Holding Corp.†	317	4,682

		881,038

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	665	10,507
iRobot Corp.†	2,824	132,869

		143,376

Applications Software — 0.6%
Appfolio, Inc., Class A†	1,617	212,538
Brightcove, Inc.†	4,000	34,640
Digi International, Inc.†	2,856	45,111
Ebix, Inc.	2,394	82,425
Five9, Inc.†	6,156	441,570
GTY Technology Holdings, Inc.†	4,078	25,528
Ideanomics, Inc.†	5,112	3,005
Immersion Corp.†	3,208	23,483
Majesco†	781	5,444
Model N, Inc.†	3,393	105,828
PDF Solutions, Inc.†	2,909	45,846
Upland Software, Inc.†	2,356	91,978
Verra Mobility Corp.†	13,129	209,145

		1,326,541

Athletic Equipment — 0.2%
Clarus Corp.	2,411	31,861
Fox Factory Holding Corp.†	3,872	254,855
Vista Outdoor, Inc.†	5,950	44,209
YETI Holdings, Inc.†	4,243	154,275

		485,200

Audio/Video Products — 0.1%
Daktronics, Inc.	3,771	22,249
Sonos, Inc.†	7,268	99,717
Universal Electronics, Inc.†	1,383	68,500

		190,466

Auto Repair Centers — 0.1%
Monro, Inc.	3,360	210,672
Auto-Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	1,558	30,739
Navistar International Corp.†	5,103	186,872
REV Group, Inc.	2,795	27,950

		245,561

Auto-Truck Trailers — 0.0%
Wabash National Corp.	5,523	64,067

Auto/Truck Parts & Equipment-Original — 0.7%
Adient PLC†	9,025	232,033
American Axle & Manufacturing Holdings, Inc.†	11,526	106,500
Cooper-Standard Holdings, Inc.†	1,725	45,747
Dana, Inc.	14,867	229,101
Dorman Products, Inc.†	2,774	193,625
Gentherm, Inc.†	3,402	156,866
Meritor, Inc.†	7,725	169,255

402

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Auto/Truck Parts & Equipment-Original (continued)
Methode Electronics, Inc.	3,761	$123,173
Miller Industries, Inc.	1,137	39,124
Modine Manufacturing Co.†	5,096	35,825
Spartan Motors, Inc.	3,469	58,973
Telenav, Inc.†	3,465	15,558
Tenneco, Inc., Class A	5,222	49,452
Titan International, Inc.	5,161	14,760
Visteon Corp.†	2,874	229,374

		1,699,366

Auto/Truck Parts & Equipment-Replacement — 0.1%
Commercial Vehicle Group, Inc.†	3,125	15,594
Douglas Dynamics, Inc.	2,305	120,851
Motorcar Parts of America, Inc.†	1,924	38,210
Standard Motor Products, Inc.	2,167	105,273

		279,928

B2B/E-Commerce — 0.1%
ePlus, Inc.†	1,374	109,535

Banks-Commercial — 8.2%
1st Constitution Bancorp	911	18,357
1st Source Corp.	1,452	68,520
ACNB Corp.	704	22,563
Alerus Financial Corp.	307	6,478
Allegiance Bancshares, Inc.†	1,953	72,652
Amalgamated Bank, Class A	1,426	24,584
Amerant Bancorp, Inc.†	1,991	37,092
American National Bankshares, Inc.	1,101	37,544
Ameris Bancorp	6,289	252,755
Ames National Corp.	913	24,359
Arrow Financial Corp.	1,313	46,034
Atlantic Capital Bancshares, Inc.†	2,203	41,571
Atlantic Union Bankshares Corp.	8,221	276,965
BancFirst Corp.	1,916	110,745
Bancorp, Inc.†	5,167	61,126
BancorpSouth Bank	10,211	291,728
Bank First Corp.	594	37,268
Bank of Commerce Holdings	1,783	19,078
Bank of Marin Bancorp	1,361	59,966
Bank of N.T. Butterfield & Son, Ltd.	5,708	189,620
Bank of Princeton	578	17,629
Bank7 Corp.	383	6,967
Bankwell Financial Group, Inc.	684	18,489
Banner Corp.	3,613	186,250
Bar Harbor Bankshares	1,570	34,540
Baycom Corp.†	1,119	25,133
BCB Bancorp, Inc.	1,435	18,827
Bridge Bancorp, Inc.	1,678	50,927
Bridgewater Bancshares, Inc.†	2,300	30,360
Bryn Mawr Bank Corp.	2,047	76,803
Business First Bancshares, Inc.	1,284	31,818
Byline Bancorp, Inc.	2,397	46,262
C&F Financial Corp.	335	16,767
Cadence BanCorp	12,923	201,986
Cambridge Bancorp	441	31,831
Camden National Corp.	1,545	73,017
Capital Bancorp, Inc.†	818	11,141
Capital City Bank Group, Inc.	1,382	39,415
Capstar Financial Holdings, Inc.	1,502	22,485
Carolina Financial Corp.	2,406	92,270
Carter Bank & Trust†	2,330	46,111

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Cathay General Bancorp	7,892	$284,586
CenterState Bank Corp.	12,408	279,924
Central Pacific Financial Corp.	2,872	79,641
Central Valley Community Bancorp	1,159	21,778
Century Bancorp, Inc., Class A	292	25,112
Chemung Financial Corp.	365	14,480
Citizens & Northern Corp.	1,234	31,553
City Holding Co.	1,637	123,888
Civista Bancshares, Inc.	1,578	34,732
CNB Financial Corp.	1,494	44,163
Coastal Financial Corp.†	799	14,222
Codorus Valley Bancorp, Inc.	970	21,146
Colony Bankcorp, Inc.	764	11,727
Columbia Banking System, Inc.	7,419	287,115
Community Bank System, Inc.	5,233	346,791
Community Financial Corp.	504	17,136
Community Trust Bancorp, Inc.	1,592	69,650
ConnectOne Bancorp, Inc.	3,494	82,493
CrossFirst Bankshares, Inc.†	695	9,487
Customers Bancorp, Inc.†	2,918	62,387
CVB Financial Corp.	13,742	285,421
Eagle Bancorp, Inc.	3,369	147,225
Enterprise Bancorp, Inc.	922	28,600
Enterprise Financial Services Corp.	2,501	108,819
Equity Bancshares, Inc., Class A†	1,530	41,096
Esquire Financial Holdings, Inc.†	656	14,924
Evans Bancorp, Inc.	486	18,973
Farmers & Merchants Bancorp, Inc.	1,037	30,488
Farmers National Banc Corp.	2,635	41,686
FB Financial Corp.	1,751	62,423
Fidelity D&D Bancorp, Inc.	287	16,316
Financial Institutions, Inc.	1,592	49,050
First Bancorp	3,015	106,972
First Bancorp, Inc.	1,054	29,807
First BanCorp./Puerto Rico	22,092	204,793
First Bancshares, Inc.	1,706	58,721
First Bank	1,709	18,286
First Busey Corp.	5,286	134,793
First Business Financial Services, Inc.	849	21,378
First Choice Bancorp	1,038	25,265
First Commonwealth Financial Corp.	10,071	136,160
First Community Bankshares, Inc.	1,562	45,782
First Financial Bancorp	10,031	241,145
First Financial Bankshares, Inc.	13,389	448,799
First Financial Corp.	1,348	56,252
First Foundation, Inc.	4,023	66,379
First Guaranty Bancshares, Inc.	530	9,540
First Internet Bancorp	973	25,794
First Interstate BancSystem, Inc., Class A	3,895	149,957
First Merchants Corp.	5,617	223,276
First Mid Bancshares, Inc.	1,497	49,027
First Midwest Bancorp, Inc.	10,965	218,642
First Northwest Bancorp	901	14,227
First of Long Island Corp.	2,395	52,834
FNCB Bancorp, Inc.	1,760	13,816
Franklin Financial Network, Inc.	1,349	49,738
Franklin Financial Services Corp.	426	15,558
Fulton Financial Corp.	16,513	271,969
FVCBankcorp, Inc.†	1,249	19,922
German American Bancorp, Inc.	2,549	87,150
Glacier Bancorp, Inc.	8,940	378,788

403

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Great Southern Bancorp, Inc.	1,139	$64,820
Great Western Bancorp, Inc.	5,821	172,011
Guaranty Bancshares, Inc.	837	25,612
Hancock Whitney Corp.	8,932	354,958
Hanmi Financial Corp.	3,117	52,428
HarborOne Bancorp, Inc.†	2,698	29,435
Hawthorn Bancshares, Inc.	582	13,241
HBT Financial, Inc.†	936	18,093
Heartland Financial USA, Inc.	3,578	175,000
Heritage Commerce Corp.	5,632	65,331
Heritage Financial Corp.	3,771	97,216
Hilltop Holdings, Inc.	7,195	162,895
Home BancShares, Inc.	15,970	305,346
HomeStreet, Inc.	2,308	74,110
Hope Bancorp, Inc.	12,413	172,603
Horizon Bancorp	3,840	64,973
Howard Bancorp, Inc.†	1,326	22,396
IBERIABANK Corp.	5,372	390,598
Independent Bank Corp./Massachusetts	3,418	246,780
Independent Bank Corp./Michigan	2,227	47,613
International Bancshares Corp.	5,725	225,565
Investar Holding Corp.	948	20,960
Kearny Financial Corp.	8,153	100,690
Lakeland Bancorp, Inc.	5,015	81,444
Lakeland Financial Corp.	2,536	120,308
LCNB Corp.	1,251	20,729
Level One Bancorp, Inc.	530	13,176
Live Oak Bancshares, Inc.	2,689	47,004
Luther Burbank Corp.	2,054	21,177
Macatawa Bank Corp.	2,676	28,232
Mackinac Financial Corp.	949	14,349
MainStreet Bancshares, Inc.†	731	16,082
Mercantile Bank Corp.	1,651	54,103
Merchants Bancorp	887	17,456
Meta Financial Group, Inc.	3,633	135,220
Metrocity Bankshares, Inc.	1,634	26,258
Metropolitan Bank Holding Corp.†	722	35,486
Mid Penn Bancorp, Inc.	709	17,016
Midland States Bancorp, Inc.	2,257	59,630
MidWestOne Financial Group, Inc.	1,221	39,487
MVB Financial Corp.	986	19,700
National Bankshares, Inc.	650	26,546
NBT Bancorp, Inc.	4,393	166,011
Nicolet Bankshares, Inc.†	962	67,965
Northeast Bank	850	17,059
Northrim BanCorp, Inc.	664	24,986
Norwood Financial Corp.	594	20,196
Oak Valley Bancorp	704	13,024
OFG Bancorp	5,205	102,591
Ohio Valley Banc Corp.	426	14,079
Old National Bancorp	17,401	311,652
Old Second Bancorp, Inc.	2,984	36,658
OP Bancorp	1,350	13,487
Opus Bank	2,252	59,982
Origin Bancorp, Inc.	1,966	69,282
Orrstown Financial Services, Inc.	1,041	21,455
Pacific Mercantile Bancorp†	2,001	13,867
Park National Corp.	1,365	129,634
PCB Bancorp	1,251	19,028
PCSB Financial Corp.	1,667	33,140
Peapack Gladstone Financial Corp.	1,906	55,712

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Penns Woods Bancorp, Inc.	706	$22,274
People’s Utah Bancorp	1,613	42,067
Peoples Bancorp of North Carolina, Inc.	474	12,964
Peoples Bancorp, Inc.	1,852	60,264
Peoples Financial Services Corp.	709	32,862
Pioneer Bancorp, Inc.†	1,136	16,676
Preferred Bank	1,426	85,717
Premier Financial Bancorp, Inc.	1,342	22,814
Provident Bancorp, Inc.†	887	10,475
QCR Holdings, Inc.	1,518	62,390
RBB Bancorp	1,670	32,866
Red River Bancshares, Inc.†	505	26,740
Reliant Bancorp, Inc.	1,051	22,344
Renasant Corp.	5,728	182,895
Republic Bancorp, Inc., Class A	997	41,774
Republic First Bancorp, Inc.†	4,494	14,336
Richmond Mutual Bancorp., Inc.†	1,352	20,564
S&T Bancorp, Inc.	3,911	147,014
Sandy Spring Bancorp, Inc.	3,619	125,941
SB One Bancorp	842	20,124
Seacoast Banking Corp. of Florida†	5,195	141,044
Select Bancorp, Inc.†	1,616	18,746
ServisFirst Bancshares, Inc.	4,895	179,891
Shore Bancshares, Inc.	1,301	21,141
Sierra Bancorp	1,456	38,992
Silvergate Capital Corp., Class A†	329	5,192
Simmons First National Corp., Class A	9,811	235,268
SmartFinancial, Inc.	1,310	28,322
South Plains Financial, Inc.	1,041	22,642
South State Corp.	3,444	260,401
Southern First Bancshares, Inc.†	729	28,467
Southern National Bancorp of Virginia, Inc.	2,028	31,495
Southside Bancshares, Inc.	3,300	115,764
Spirit of Texas Bancshares, Inc.†	1,414	29,340
Sterling Bancorp, Inc.	1,702	12,476
Stock Yards Bancorp, Inc.	2,085	80,773
Summit Financial Group, Inc.	1,130	27,741
Tompkins Financial Corp.	1,480	127,413
Towne Bank	6,859	182,106
TriCo Bancshares	2,754	100,246
TriState Capital Holdings, Inc.†	2,513	57,774
Triumph Bancorp, Inc.†	2,406	93,786
TrustCo Bank Corp.	9,786	77,603
Trustmark Corp.	6,621	211,740
UMB Financial Corp.	4,561	303,124
United Bankshares, Inc.	10,044	344,509
United Community Banks, Inc.	8,107	226,347
United Security Bancshares	1,386	13,500
Unity Bancorp, Inc.	811	17,777
Univest Financial Corp.	2,960	73,526
Valley National Bancorp	39,898	420,126
Veritex Holdings, Inc.	5,176	146,584
Washington Trust Bancorp, Inc.	1,556	73,645
WesBanco, Inc.	6,668	220,844
West Bancorporation, Inc.	1,646	37,677
Westamerica Bancorporation	2,683	169,995
Western New England Bancorp, Inc.	2,452	22,019

		18,746,857

Banks-Fiduciary — 0.0%
Parke Bancorp, Inc.	926	19,928
Union Bankshares, Inc.	400	13,448

		33,376

404

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Mortgage — 0.1%
Flagstar Bancorp, Inc.	3,569	$125,772
Walker & Dunlop, Inc.	2,850	189,154

		314,926

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	3,669	196,365
National Bank Holdings Corp., Class A	3,036	98,973

		295,338

Batteries/Battery Systems — 0.1%
EnerSys	4,392	316,048

Beverages-Non-alcoholic — 0.1%
Celsius Holdings, Inc.†	2,962	15,995
Coca-Cola Consolidated, Inc.	484	131,072
National Beverage Corp.†	1,215	52,136
New Age Beverages Corp.†	7,717	13,427
Primo Water Corp.†	3,605	54,327

		266,957

Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,336	45,504

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	860	306,487
Craft Brew Alliance, Inc.†	1,193	19,565

		326,052

Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,791	24,071
MSG Networks, Inc., Class A†	4,421	67,243

		91,314

Building & Construction Products-Misc. — 1.1%
American Woodmark Corp.†	1,734	190,133
Armstrong Flooring, Inc.†	1,821	6,446
Builders FirstSource, Inc.†	11,730	290,845
Caesarstone, Ltd.	2,320	30,346
Forterra, Inc.†	1,911	24,747
Gibraltar Industries, Inc.†	3,322	181,115
Louisiana-Pacific Corp.	12,159	373,038
Patrick Industries, Inc.	2,321	120,414
Select Interior Concepts, Inc., Class A†	2,135	17,635
Simpson Manufacturing Co., Inc.	4,610	381,109
Summit Materials, Inc., Class A†	11,580	254,413
Trex Co., Inc.†	6,048	594,156

		2,464,397

Building & Construction-Misc. — 0.6%
Comfort Systems USA, Inc.	3,743	173,675
Concrete Pumping Holdings, Inc.†	1,655	8,441
EMCOR Group, Inc.	5,745	472,067
IES Holdings, Inc.†	849	21,233
MYR Group, Inc.†	1,657	47,589
NV5 Global, Inc.†	1,066	66,209
TopBuild Corp.†	3,444	394,372
WillScot Corp.†	5,315	100,188

		1,283,774

Building Products-Air & Heating — 0.1%
AAON, Inc.	4,226	221,611

Building Products-Cement — 0.1%
Continental Building Products, Inc.†	3,581	132,461
US Concrete, Inc.†	1,644	58,510

		190,971

Security Description	Shares	Value (Note 2)
Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	2,693	$85,691
Cornerstone Building Brands, Inc.†	4,732	40,601
Griffon Corp.	3,755	78,066
JELD-WEN Holding, Inc.†	6,950	165,966
Masonite International Corp.†	2,535	190,404
PGT Innovations, Inc.†	5,840	90,520

		651,248

Building Products-Wood — 0.2%
Boise Cascade Co.	3,997	144,692
Universal Forest Products, Inc.	6,128	293,531

		438,223

Building-Heavy Construction — 0.5%
Aegion Corp.†	3,135	65,522
Arcosa, Inc.	5,010	219,187
Construction Partners, Inc., Class A†	1,811	30,389
Dycom Industries, Inc.†	3,129	126,474
Granite Construction, Inc.	4,827	130,957
Great Lakes Dredge & Dock Corp.†	6,271	65,657
MasTec, Inc.†	6,177	356,722
Primoris Services Corp.	4,560	97,265
Sterling Construction Co., Inc.†	2,687	35,401
Tutor Perini Corp.†	4,105	46,222

		1,173,796

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	6,852	261,335
BrightView Holdings, Inc.†	3,211	50,734

		312,069

Building-Mobile Home/Manufactured Housing — 0.4%
Cavco Industries, Inc.†	886	198,482
LCI Industries	2,511	271,112
Skyline Champion Corp.†	5,180	148,925
Winnebago Industries, Inc.	3,201	175,287

		793,806

Building-Residential/Commercial — 0.9%
Beazer Homes USA, Inc.†	2,958	40,672
Century Communities, Inc.†	2,789	82,750
Forestar Group, Inc.†	1,240	25,135
Green Brick Partners, Inc.†	2,502	28,998
Installed Building Products, Inc.†	2,331	172,797
KB Home	8,824	331,341
LGI Homes, Inc.†	2,061	164,344
M/I Homes, Inc.†	2,789	123,804
MDC Holdings, Inc.	5,197	219,002
Meritage Homes Corp.†	3,728	264,539
Taylor Morrison Home Corp., Class A†	10,831	280,306
TRI Pointe Group, Inc.†	14,242	231,575
William Lyon Homes, Class A†	3,270	75,831

		2,041,094

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	4,759	79,380
Liberty Latin America, Ltd., Class C†	11,715	197,398
WideOpenWest, Inc.†	2,535	17,111

		293,889

Casino Hotels — 0.1%
Boyd Gaming Corp.	8,293	247,546
Century Casinos, Inc.†	2,804	23,357

		270,903

405

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Casino Services — 0.3%
Eldorado Resorts, Inc.†	6,780	$405,308
Everi Holdings, Inc.†	7,071	88,388
Scientific Games Corp.†	5,740	142,582

		636,278

Chemicals-Diversified — 0.4%
AdvanSix, Inc.†	2,871	53,745
Codexis, Inc.†	5,440	85,299
Innophos Holdings, Inc.	2,018	64,495
Innospec, Inc.	2,501	251,926
Koppers Holdings, Inc.†	1,936	60,752
Orion Engineered Carbons SA	6,202	97,371
Quaker Chemical Corp.	1,350	224,127

		837,715

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	5,022	15,468

Chemicals-Other — 0.0%
American Vanguard Corp.	2,968	55,442

Chemicals-Plastics — 0.1%
A. Schulman, Inc. CVR†(1)	1,986	377
PolyOne Corp.	7,897	262,023

		262,400

Chemicals-Specialty — 1.0%
Amyris, Inc.†	6,139	15,716
Balchem Corp.	3,314	357,978
Ferro Corp.†	8,399	114,898
GCP Applied Technologies, Inc.†	5,567	123,699
H.B. Fuller Co.	5,241	242,187
Hawkins, Inc.	1,003	41,905
Ingevity Corp.†	4,327	282,207
Kraton Corp.†	3,221	52,986
Minerals Technologies, Inc.	3,586	194,110
Oil-Dri Corp. of America	541	19,151
OMNOVA Solutions, Inc.†	4,508	45,576
PQ Group Holdings, Inc.†	3,898	59,678
Rogers Corp.†	1,904	224,196
Sensient Technologies Corp.	4,360	260,510
Stepan Co.	2,106	207,757
Tronox Holdings PLC, Class A	9,393	79,465
Valhi, Inc.	2,980	4,947

		2,326,966

Circuit Boards — 0.1%
TTM Technologies, Inc.†	10,193	146,677

Coal — 0.1%
Advanced Emissions Solutions, Inc.	1,693	19,283
Arch Coal, Inc., Class A	1,551	79,923
CONSOL Energy, Inc.†	2,655	21,585
Hallador Energy Co.	2,092	3,473
NACCO Industries, Inc., Class A	380	17,913
Peabody Energy Corp.	6,589	44,542
Ramaco Resources, Inc.†	842	2,585
SunCoke Energy, Inc.	7,508	44,147
Warrior Met Coal, Inc.	5,320	100,335

		333,786

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	2,331	25,268

Security Description	Shares	Value (Note 2)
Coffee — 0.0%
Farmer Brothers Co.†	1,089	$13,046
Youngevity International, Inc.†	887	1,384

		14,430

Commercial Services — 0.5%
Acacia Research Corp.†	5,066	12,665
Care.com, Inc.†	2,265	33,907
Collectors Universe, Inc.	924	22,694
Emerald Expositions Events, Inc.	2,543	26,524
Forrester Research, Inc.†	1,106	45,755
Harsco Corp.†	8,026	119,587
Healthcare Services Group, Inc.	7,654	195,942
HMS Holdings Corp.†	9,035	246,836
Medifast, Inc.	1,140	110,158
National Research Corp.	1,238	83,776
Progyny, Inc.†	1,194	33,193
SP Plus Corp.†	2,347	98,128
Team, Inc.†	3,065	41,684
WW International, Inc.†	4,809	158,601

		1,229,450

Commercial Services-Finance — 0.4%
Cardtronics PLC, Class A†	3,784	170,280
Cass Information Systems, Inc.	1,449	78,275
CBIZ, Inc.†	5,280	142,560
EVERTEC, Inc.	6,241	209,510
Evo Payments, Inc., Class A†	3,650	101,142
Green Dot Corp., Class A†	4,978	149,738
PRGX Global, Inc.†	2,102	8,324
Priority Technology Holdings, Inc.†	674	2,015

		861,844

Communications Software — 0.1%
Avaya Holdings Corp.†	11,413	145,744
Pareteum Corp.†	13,248	8,823

		154,567

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†	4,116	152,086

Computer Data Security — 0.5%
ForeScout Technologies, Inc.†	4,356	124,190
OneSpan, Inc.†	3,371	56,026
Ping Identity Holding Corp.†	1,418	34,387
Qualys, Inc.†	3,464	297,003
Rapid7, Inc.†	5,072	301,175
SecureWorks Corp., Class A†	839	13,197
Tenable Holdings, Inc.†	3,877	105,648
Varonis Systems, Inc.†	3,051	255,247

		1,186,873

Computer Services — 1.1%
Conduent, Inc.†	17,809	76,223
ExlService Holdings, Inc.†	3,450	252,229
Insight Enterprises, Inc.†	3,596	236,869
MAXIMUS, Inc.	6,546	469,675
Parsons Corp.†	1,977	80,859
Perspecta, Inc.	14,397	404,124
Rimini Street, Inc.†	2,091	10,455
Science Applications International Corp.	5,958	522,934
StarTek, Inc.†	1,708	13,032
Sykes Enterprises, Inc.†	3,934	132,143
TTEC Holdings, Inc.	1,474	58,547
Unisys Corp.†	5,242	50,900
Virtusa Corp.†	2,952	122,921

		2,430,911

406

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Software — 1.0%
Avid Technology, Inc.†	2,916	$24,509
Bandwidth, Inc., Class A†	1,654	117,368
Box, Inc., Class A†	14,746	221,632
Cloudera, Inc.†	24,776	254,945
Cornerstone OnDemand, Inc.†	5,863	344,744
Envestnet, Inc.†	4,967	391,747
j2 Global, Inc.	4,799	460,032
Simulations Plus, Inc.	1,229	40,041
TiVo Corp.	12,795	93,148
Yext, Inc.†	9,726	145,307
Zuora, Inc., Class A†	9,100	134,225

		2,227,698

Computers — 0.0%
Inspired Entertainment, Inc.†	910	5,333

Computers-Integrated Systems — 0.3%
Agilysys, Inc.†	2,129	69,192
Cubic Corp.	3,218	210,103
Diebold Nixdorf, Inc.†	7,903	90,964
MTS Systems Corp.	1,848	93,675
NetScout Systems, Inc.†	7,391	190,023
PAR Technology Corp.†	1,190	40,496

		694,453

Computers-Other — 0.4%
3D Systems Corp.†	11,836	128,894
Lumentum Holdings, Inc.†	7,956	602,826
PlayAGS, Inc.†	2,738	28,147
Stratasys, Ltd.†	5,291	95,132

		854,999

Computers-Periphery Equipment — 0.0%
Mitek Systems, Inc.†	3,846	37,537

Computers-Voice Recognition — 0.0%
Vocera Communications, Inc.†	3,204	70,584

Consulting Services — 0.5%
CRA International, Inc.	776	41,345
Franklin Covey Co.†	1,002	31,863
FTI Consulting, Inc.†	3,833	460,190
GP Strategies Corp.†	1,315	17,503
Hackett Group, Inc.	2,516	38,885
Huron Consulting Group, Inc.†	2,307	149,517
ICF International, Inc.	1,868	163,618
Information Services Group, Inc.†	3,671	9,912
Kelly Services, Inc., Class A	3,408	60,526
R1 RCM, Inc.†	10,680	133,500
Vectrus, Inc.†	1,162	64,781

		1,171,640

Consumer Products-Misc. — 0.4%
Central Garden & Pet Co.†	1,078	34,722
Central Garden & Pet Co., Class A†	4,323	129,517
Helen of Troy, Ltd.†	2,584	488,505
Quanex Building Products Corp.	3,395	60,160
WD-40 Co.	1,414	264,164

		977,068

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,662	107,598
Greif, Inc., Class B	620	29,388

		136,986

Security Description	Shares	Value (Note 2)
Containers-Paper/Plastic — 0.1%
Matthews International Corp., Class A	3,173	$118,416
UFP Technologies, Inc.†	695	32,408

		150,824

Cosmetics & Toiletries — 0.1%
e.l.f. Beauty, Inc.†	2,700	42,336
Edgewell Personal Care Co.†	5,563	143,637
Inter Parfums, Inc.	1,811	125,158
Revlon, Inc., Class A†	710	15,173

		326,304

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	2,362	38,949

Data Processing/Management — 0.3%
Bottomline Technologies, Inc.†	4,457	238,895
CommVault Systems, Inc.†	4,214	189,714
CSG Systems International, Inc.	3,385	168,641

		597,250

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	8,603	189,352

Diagnostic Equipment — 0.4%
Accelerate Diagnostics, Inc.†	2,807	47,158
BioTelemetry, Inc.†	3,415	167,062
GenMark Diagnostics, Inc.†	5,706	30,755
OPKO Health, Inc.†	39,676	57,530
Quanterix Corp.†	1,374	37,249
Repligen Corp.†	5,379	539,998

		879,752

Diagnostic Kits — 0.2%
Celcuity, Inc.†	605	6,679
Meridian Bioscience, Inc.	4,334	42,647
OraSure Technologies, Inc.†	6,329	44,620
Quidel Corp.†	3,643	279,782

		373,728

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	1,887	17,134

Direct Marketing — 0.0%
Quotient Technology, Inc.†	7,720	77,740

Disposable Medical Products — 0.2%
BioLife Solutions, Inc.†	747	10,301
CONMED Corp.	2,803	285,009
Merit Medical Systems, Inc.†	5,513	200,784
Utah Medical Products, Inc.	358	32,961

		529,055

Distribution/Wholesale — 0.6%
Anixter International, Inc.†	3,137	306,171
BlueLinx Holdings, Inc.†	920	10,792
Core-Mark Holding Co., Inc.	4,662	109,277
EVI Industries, Inc.†	468	12,524
Fossil Group, Inc.†	4,815	32,405
G-III Apparel Group, Ltd.†	4,541	123,561
H&E Equipment Services, Inc.	3,286	89,083
ScanSource, Inc.†	2,610	91,063
SiteOne Landscape Supply, Inc.†	4,206	406,089
Systemax, Inc.	1,273	30,106
Titan Machinery, Inc.†	1,949	23,797
Triton International, Ltd.	5,567	209,041
Veritiv Corp.†	1,333	18,769

		1,462,678

407

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Manufacturing Operations — 0.4%
Chase Corp.	753	$69,254
Enerpac Tool Group Corp.	5,658	130,756
EnPro Industries, Inc.	2,117	123,718
Fabrinet†	3,752	236,526
Federal Signal Corp.	6,149	197,752
LSB Industries, Inc.†	2,314	6,988
Lydall, Inc.†	1,755	35,872
NL Industries, Inc.†	861	2,893
Standex International Corp.	1,270	92,824

		896,583

Diversified Minerals — 0.1%
Covia Holdings Corp.†	4,280	6,848
Livent Corp.†	15,093	142,025
United States Lime & Minerals, Inc.	206	18,489

		167,362

Diversified Operations/Commercial Services — 0.1%
Viad Corp.	2,065	134,225

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†	16,642	61,076
Assertio Therapeutics, Inc.†	6,636	7,101
BioDelivery Sciences International, Inc.†	8,594	45,118
Heron Therapeutics, Inc.†	8,649	180,418
Revance Therapeutics, Inc.†	4,644	103,886
Senseonics Holdings, Inc.†	12,600	10,306

		407,905

E-Commerce/Products — 0.1%
1-800-flowers.com, Inc., Class A†	2,553	38,780
Lands’ End, Inc.†	1,093	12,733
Liquidity Services, Inc.†	2,818	14,992
Overstock.com, Inc.†	2,767	22,468
RealReal, Inc.†	1,798	26,017
Stitch Fix, Inc., Class A†	4,255	97,440

		212,430

E-Commerce/Services — 0.4%
Cargurus, Inc.†	7,715	275,040
Cars.com, Inc.†	6,903	80,558
ChannelAdvisor Corp.†	2,747	25,712
Eventbrite, Inc., Class A†	3,760	79,524
EverQuote, Inc., Class A†	905	33,205
Groupon, Inc.†	46,489	133,888
Leaf Group, Ltd.†	1,802	6,289
Shutterstock, Inc.†	1,964	85,100
Stamps.com, Inc.†	1,700	126,633
Travelzoo†	541	5,491
TrueCar, Inc.†	10,789	39,919
Upwork, Inc.†	5,907	54,226

		945,585

E-Marketing/Info — 0.1%
Cardlytics, Inc.†	1,473	123,614
comScore, Inc.†	5,038	19,900
QuinStreet, Inc.†	4,761	61,679
Rubicon Project, Inc.†	5,047	47,240

		252,433

E-Services/Consulting — 0.1%
Perficient, Inc.†	3,287	163,364

Security Description	Shares	Value (Note 2)
Educational Software — 0.1%
Instructure, Inc.†	3,557	$173,724

Electric Products-Misc. — 0.2%
Graham Corp.	987	18,042
nLight, Inc.†	3,401	59,756
Novanta, Inc.†	3,465	314,379

		392,177

Electric-Distribution — 0.1%
Genie Energy, Ltd., Class B	1,460	10,556
Spark Energy, Inc., Class A	1,218	11,559
Unitil Corp.	1,502	92,658

		114,773

Electric-Generation — 0.2%
Atlantic Power Corp.†	10,999	26,287
Ormat Technologies, Inc.	4,084	323,698

		349,985

Electric-Integrated — 1.6%
ALLETE, Inc.	5,336	445,449
Ameresco, Inc., Class A†	2,312	44,367
Avista Corp.	6,852	348,424
Black Hills Corp.	6,285	521,844
El Paso Electric Co.	4,178	284,480
MGE Energy, Inc.	3,592	287,109
NorthWestern Corp.	5,213	401,245
Otter Tail Corp.	4,058	217,346
PNM Resources, Inc.	8,183	443,764
Portland General Electric Co.	9,241	568,322

		3,562,350

Electronic Components-Misc. — 0.9%
Advanced Energy Industries, Inc.†	3,917	273,955
Applied Optoelectronics, Inc.†	1,956	22,103
Atkore International Group, Inc.†	4,817	191,235
Bel Fuse, Inc., Class B	1,016	17,597
Benchmark Electronics, Inc.	3,799	116,933
Comtech Telecommunications Corp.	2,441	70,569
IntriCon Corp.†	844	14,373
Kimball Electronics, Inc.†	2,525	40,854
Knowles Corp.†	8,371	165,160
NVE Corp.	491	36,020
OSI Systems, Inc.†	1,737	150,320
Plexus Corp.†	2,975	211,582
Sanmina Corp.†	7,064	224,918
SMART Global Holdings, Inc.†	1,394	42,043
Transcat, Inc.†	711	21,757
Vishay Intertechnology, Inc.	13,654	277,040
Vishay Precision Group, Inc.†	1,073	37,061
ZAGG, Inc.†	2,886	21,818

		1,935,338

Electronic Components-Semiconductors — 1.4%
Adesto Technologies Corp.†	2,785	19,773
Alpha & Omega Semiconductor, Ltd.†	2,082	25,380
Ambarella, Inc.†	3,250	192,205
Amkor Technology, Inc.†	10,107	113,704
AVX Corp.	4,844	98,188
AXT, Inc.†	3,963	15,456
CEVA, Inc.†	2,235	61,127
CTS Corp.	3,344	98,013
Diodes, Inc.†	4,225	218,179
DSP Group, Inc.†	2,270	32,824

408

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
GSI Technology, Inc.†	1,634	$13,252
Impinj, Inc.†	1,727	55,575
Inphi Corp.†	4,626	351,391
KEMET Corp.	5,858	152,542
Lattice Semiconductor Corp.†	12,982	241,465
MACOM Technology Solutions Holdings, Inc.†	4,728	134,370
Photronics, Inc.†	6,711	85,767
Rambus, Inc.†	11,365	180,362
Semtech Corp.†	6,782	326,824
Silicon Laboratories, Inc.†	4,424	434,923
Synaptics, Inc.†	3,462	230,881
Xperi Corp.	5,068	81,544

		3,163,745

Electronic Measurement Instruments — 0.4%
Badger Meter, Inc.	2,943	173,813
FARO Technologies, Inc.†	1,773	91,593
Fitbit, Inc., Class A†	23,129	150,801
Itron, Inc.†	3,529	288,496
Mesa Laboratories, Inc.	411	107,863
Stoneridge, Inc.†	2,723	75,863

		888,429

Electronic Parts Distribution — 0.2%
Tech Data Corp.†	3,655	526,101

Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	3,781	166,099
Napco Security Technologies, Inc.†	1,190	34,986
Wrap Technologies, Inc.†	842	5,616

		206,701

Electronics-Military — 0.2%
Mercury Systems, Inc.†	5,583	428,495

Energy-Alternate Sources — 0.6%
Clean Energy Fuels Corp.†	13,824	31,795
Enphase Energy, Inc.†	9,451	297,895
FutureFuel Corp.	2,657	29,121
Green Plains, Inc.	3,531	44,032
Pattern Energy Group, Inc., Class A	9,089	244,585
Plug Power, Inc.†	25,199	97,394
Renewable Energy Group, Inc.†	3,787	99,522
REX American Resources Corp.†	577	43,477
Sunnova Energy International, Inc.†	1,395	18,944
SunPower Corp.†	6,473	55,150
Sunrun, Inc.†	11,628	198,025
TerraForm Power, Inc., Class A	8,165	147,705
TPI Composites, Inc.†	2,972	61,669
Vivint Solar, Inc.†	4,542	37,063

		1,406,377

Engineering/R&D Services — 0.4%
Exponent, Inc.	5,325	387,500
Iteris, Inc.†	4,131	20,903
KBR, Inc.	14,574	396,413
Mistras Group, Inc.†	1,852	20,501
VSE Corp.	897	27,906

		853,223

Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	4,237	15,550

Security Description	Shares	Value (Note 2)
Enterprise Software/Service — 2.1%
ACI Worldwide, Inc.†	11,852	$408,301
American Software, Inc., Class A	2,967	44,297
Appian Corp.†	3,505	178,895
Benefitfocus, Inc.†	3,049	56,407
Blackbaud, Inc.	5,028	393,843
Blackline, Inc.†	4,449	272,145
Daily Journal Corp.†	117	32,175
Domo, Inc., Class B†	1,801	43,620
Donnelley Financial Solutions, Inc.†	3,208	29,064
eGain Corp.†	2,097	15,098
Everbridge, Inc.†	3,421	310,079
Evolent Health, Inc., Class A†	7,622	76,830
Exela Technologies, Inc.†	4,613	1,733
Intelligent Systems Corp.†	702	29,800
LivePerson, Inc.†	6,390	262,054
LiveRamp Holdings, Inc.†	6,898	277,576
ManTech International Corp., Class A	2,756	221,252
MicroStrategy, Inc., Class A†	851	129,378
MobileIron, Inc.†	10,140	48,368
Omnicell, Inc.†	4,264	346,578
Phunware, Inc.†	3,175	2,826
Progress Software Corp.	4,576	206,515
PROS Holdings, Inc.†	3,386	203,160
QAD, Inc., Class A	1,180	60,711
SailPoint Technologies Holding, Inc.†	8,824	221,394
SPS Commerce, Inc.†	3,600	204,588
SVMK, Inc.†	8,934	157,685
Verint Systems, Inc.†	6,836	396,488
Workiva, Inc.†	3,781	171,998

		4,802,858

Entertainment Software — 0.0%
Glu Mobile, Inc.†	11,918	70,316

Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	5,617	480,815

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	2,629	252,279

Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,517	222,164
Marlin Business Services Corp.	888	17,494
MMA Capital Holdings, Inc.†	495	15,187
NewStar Financial, Inc. CVR†(1)	2,250	1,215
On Deck Capital, Inc.†	6,474	26,414

		282,474

Finance-Consumer Loans — 0.3%
Curo Group Holdings Corp.†	1,599	16,646
Elevate Credit, Inc.†	2,310	13,421
Encore Capital Group, Inc.†	3,180	107,961
Enova International, Inc.†	3,391	84,978
EZCORP, Inc., Class A†	5,233	32,549
International Money Express, Inc.†	1,855	19,626
LendingClub Corp.†	6,907	80,950
Nelnet, Inc., Class A	1,842	105,473
Ocwen Financial Corp.†	13,858	17,045
PRA Group, Inc.†	4,632	163,788
Regional Management Corp.†	881	24,272
World Acceptance Corp.†	564	48,769

		715,478

409

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Credit Card — 0.0%
I3 Verticals, Inc., Class A†	1,490	$48,112
Paysign, Inc.†	3,109	27,173

		75,285

Finance-Investment Banker/Broker — 0.4%
Cowen, Inc., Class A†	2,904	46,667
Diamond Hill Investment Group, Inc.	323	45,469
GAIN Capital Holdings, Inc.	1,989	7,777
Greenhill & Co., Inc.	1,568	24,555
Houlihan Lokey, Inc.	4,331	224,562
INTL. FCStone, Inc.†	1,641	78,210
Ladenburg Thalmann Financial Services, Inc.	12,223	42,658
Moelis & Co., Class A	4,886	175,896
Oppenheimer Holdings, Inc., Class A	982	27,054
Piper Jaffray Cos.	1,416	116,721
PJT Partners, Inc., Class A	2,327	107,089
Siebert Financial Corp.†	781	5,366

		902,024

Finance-Leasing Companies — 0.1%
Aircastle, Ltd.	5,391	172,997

Finance-Mortgage Loan/Banker — 0.1%
CBTX, Inc.	1,852	54,727
Federal Agricultural Mtg. Corp., Class C	928	70,806
Mr. Cooper Group, Inc.†	7,832	96,960
Oportun Financial Corp.†	746	15,696
PennyMac Financial Services, Inc.	2,570	86,660

		324,849

Finance-Other Services — 0.1%
Deluxe Corp.	4,342	209,284

Financial Guarantee Insurance — 0.4%
MBIA, Inc.†	7,742	70,143
NMI Holdings, Inc., Class A†	6,703	213,960
Radian Group, Inc.	20,829	510,102

		794,205

Firearms & Ammunition — 0.3%
American Outdoor Brands Corp.†	5,567	52,441
Axon Enterprise, Inc.†	6,003	461,091
Sturm Ruger & Co., Inc.	1,721	85,224

		598,756

Food-Baking — 0.1%
Hostess Brands, Inc.†	12,297	165,026

Food-Canned — 0.0%
Landec Corp.†	2,665	29,848
Seneca Foods Corp., Class A†	681	26,934

		56,782

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,676	57,168

Food-Meat Products — 0.0%
Nathan’s Famous, Inc.	301	19,866

Food-Misc./Diversified — 0.5%
B&G Foods, Inc.	6,530	104,872
BellRing Brands, Inc., Class A†	4,093	88,573
Bridgford Foods Corp.†	178	3,393
Cal-Maine Foods, Inc.	3,242	115,707

Security Description	Shares	Value (Note 2)
Food-Misc./Diversified (continued)
J&J Snack Foods Corp.	1,556	$258,047
John B. Sanfilippo & Son, Inc.	888	74,858
Lancaster Colony Corp.	1,945	300,794
Simply Good Foods Co.†	8,491	195,038

		1,141,282

Food-Retail — 0.1%
Ingles Markets, Inc., Class A	1,456	60,701
Natural Grocers by Vitamin Cottage, Inc.	933	8,444
Village Super Market, Inc., Class A	849	18,899
Weis Markets, Inc.	982	36,029

		124,073

Food-Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	1,668	127,785
Chefs’ Warehouse, Inc.†	2,514	91,510
Fresh Del Monte Produce, Inc.	3,157	99,067
HF Foods Group, Inc.†	774	13,468
Performance Food Group Co.†	10,593	548,611
SpartanNash Co.	3,690	44,944
United Natural Foods, Inc.†	5,487	39,506

		964,891

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	7,101	269,199
Rocky Brands, Inc.	713	19,351
Steven Madden, Ltd.	8,644	333,313
Weyco Group, Inc.	625	14,156
Wolverine World Wide, Inc.	8,194	258,684

		894,703

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	1,690	40,002

Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc.†	1,760	30,202
Monarch Casino & Resort, Inc.†	1,167	62,644
Red Rock Resorts, Inc., Class A	7,185	176,104
Twin River Worldwide Holdings, Inc.	1,795	47,837

		316,787

Gas-Distribution — 1.1%
Chesapeake Utilities Corp.	1,644	158,169
New Jersey Resources Corp.	9,139	377,624
Northwest Natural Holding Co.	3,113	228,432
ONE Gas, Inc.	5,377	508,127
RGC Resources, Inc.	774	19,598
South Jersey Industries, Inc.	9,533	293,616
Southwest Gas Holdings, Inc.	5,589	422,025
Spire, Inc.	5,117	431,465

		2,439,056

Gold Mining — 0.1%
Gold Resource Corp.	6,246	34,353
Novagold Resources, Inc.†	23,817	217,211

		251,564

Golf — 0.2%
Acushnet Holdings Corp.	3,621	112,142
Callaway Golf Co.	9,619	206,039
Drive Shack, Inc.†	6,219	23,508

		341,689

410

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,546	$43,829
US Ecology, Inc.	2,481	133,999

		177,828

Health Care Cost Containment — 0.2%
CorVel Corp.†	910	83,329
HealthEquity, Inc.†	7,127	470,809

		554,138

Healthcare Safety Devices — 0.2%
Tandem Diabetes Care, Inc.†	5,769	438,675

Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	2,470	39,890
Flexsteel Industries, Inc.	769	12,612
Hooker Furniture Corp.	1,196	29,469
Purple Innovation, Inc.†	798	10,031
Sleep Number Corp.†	2,874	148,270

		240,272

Hotels/Motels — 0.1%
BBX Capital Corp.	6,615	25,666
Bluegreen Vacations Corp.	737	6,766
Marcus Corp.	2,302	67,103
Red Lion Hotels Corp.†	2,480	6,845
St. Joe Co.†	3,436	72,191
Target Hospitality Corp.†	3,343	18,286

		196,857

Housewares — 0.0%
Lifetime Brands, Inc.	1,221	8,266
Tupperware Brands Corp.	5,021	31,432

		39,698

Human Resources — 0.8%
AMN Healthcare Services, Inc.†	4,738	319,246
ASGN, Inc.†	5,259	355,982
Barrett Business Services, Inc.	746	61,791
BG Staffing, Inc.	1,022	20,563
Cross Country Healthcare, Inc.†	3,677	36,402
Heidrick & Struggles International, Inc.	1,937	55,050
Insperity, Inc.	3,867	337,860
Kforce, Inc.	2,082	77,138
Korn Ferry	5,806	237,930
Resources Connection, Inc.	3,147	47,913
TriNet Group, Inc.†	4,599	262,419
TrueBlue, Inc.†	3,980	87,202
Willdan Group, Inc.†	1,034	34,256

		1,933,752

Identification Systems — 0.1%
Brady Corp., Class A	4,918	272,310
Digimarc Corp.†	1,206	37,760

		310,070

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	3,587	74,215
Clearway Energy, Inc., Class C	7,589	160,659

		234,874

Industrial Audio & Video Products — 0.0%
Akoustis Technologies, Inc.†	2,618	19,242
GoPro, Inc., Class A†	13,126	51,717

		70,959

Security Description	Shares	Value (Note 2)
Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,265	$75,628

Instruments-Controls — 0.1%
Allied Motion Technologies, Inc.	728	33,372
Watts Water Technologies, Inc., Class A	2,841	283,276

		316,648

Instruments-Scientific — 0.0%
Fluidigm Corp.†	7,114	27,318

Insurance Brokers — 0.2%
BRP Group, Inc., Class A†	1,549	23,359
Crawford & Co., Class A	1,675	14,639
eHealth, Inc.†	2,345	246,600
Goosehead Insurance, Inc., Class A	1,176	61,364

		345,962

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	9,277	245,006
CNO Financial Group, Inc.	15,568	273,841
FBL Financial Group, Inc., Class A	996	53,565
FGL Holdings	15,005	144,798
GWG Holdings, Inc.†	187	1,634
Health Insurance Innovations, Inc., Class A†	1,004	23,072
Independence Holding Co.	511	20,690
National Western Life Group, Inc., Class A	235	62,510
Trupanion, Inc.†	2,964	94,611

		919,727

Insurance-Multi-line — 0.2%
Citizens, Inc.†	5,090	30,845
Genworth Financial, Inc., Class A†	52,090	213,569
Horace Mann Educators Corp.	4,256	183,051

		427,465

Insurance-Property/Casualty — 1.3%
Ambac Financial Group, Inc.†	4,650	99,649
AMERISAFE, Inc.	1,966	134,514
Donegal Group, Inc., Class A	1,063	14,829
Employers Holdings, Inc.	3,249	138,570
Enstar Group, Ltd.†	1,183	231,028
FedNat Holding Co.	1,188	18,450
Hallmark Financial Services, Inc.†	1,344	23,117
HCI Group, Inc.	631	27,934
Heritage Insurance Holdings, Inc.	2,698	32,538
Investors Title Co.	143	22,565
James River Group Holdings, Ltd.	3,047	130,838
Kinsale Capital Group, Inc.	2,102	240,090
National General Holdings Corp.	6,975	151,846
NI Holdings, Inc.†	982	15,074
Palomar Holdings, Inc.†	1,289	68,897
ProAssurance Corp.	5,485	166,579
ProSight Global, Inc.†	913	13,211
Protective Insurance Corp., Class B	943	14,701
RLI Corp.	4,111	382,364
Safety Insurance Group, Inc.	1,520	139,962
Selective Insurance Group, Inc.	6,024	399,090
State Auto Financial Corp.	1,771	53,325
Stewart Information Services Corp.	2,413	100,743
Tiptree, Inc.	2,559	17,529

411

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
United Fire Group, Inc.	2,179	$96,443
United Insurance Holdings Corp.	2,122	21,517
Universal Insurance Holdings, Inc.	3,059	74,456
Watford Holdings, Ltd.†	1,967	42,979

		2,872,838

Insurance-Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	3,360	220,416
Essent Group, Ltd.	9,914	491,834
Global Indemnity, Ltd.	856	26,990
Greenlight Capital Re, Ltd., Class A†	3,001	27,939
Third Point Reinsurance, Ltd.†	7,606	82,829

		850,008

Internet Application Software — 0.0%
Tucows, Inc., Class A†	971	58,503
VirnetX Holding Corp.†	6,313	23,989

		82,492

Internet Connectivity Services — 0.2%
Boingo Wireless, Inc.†	4,472	50,265
Cogent Communications Holdings, Inc.	4,366	309,681

		359,946

Internet Content-Entertainment — 0.0%
Limelight Networks, Inc.†	11,654	58,153

Internet Content-Information/News — 0.2%
DHI Group, Inc.†	5,153	14,428
HealthStream, Inc.†	2,681	68,500
LiveXLive Media, Inc.†	3,360	4,704
OptimizeRx Corp.†	1,420	15,691
TechTarget, Inc.†	2,370	60,174
Yelp, Inc.†	7,055	229,993

		393,490

Internet Security — 0.0%
Zix Corp.†	5,500	37,125

Internet Telephone — 0.1%
8x8, Inc.†	9,647	179,627

Investment Companies — 0.1%
Altus Midstream Co., Class A†	5,184	10,783
Ellington Financial, Inc.	3,151	57,569
Medallion Financial Corp.†	2,123	14,628
PDL Community Bancorp†	859	12,103
Rafael Holdings, Inc., Class B†	1,085	21,960

		117,043

Investment Management/Advisor Services — 1.1%
Altisource Portfolio Solutions SA†	581	10,807
Ares Management Corp., Class A	7,358	265,330
Artisan Partners Asset Management, Inc., Class A	5,150	172,010
AssetMark Financial Holdings, Inc.†	1,418	41,590
Associated Capital Group, Inc., Class A	198	8,270
B. Riley Financial, Inc.	2,111	56,617
Blucora, Inc.†	5,005	112,863
Boston Private Financial Holdings, Inc.	8,535	97,299
Brightsphere Investment Group, Inc.	6,765	62,306
Cohen & Steers, Inc.	2,344	173,409
Columbia Financial, Inc.†	5,364	89,954

Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services (continued)
Federated Hermes, Inc.	9,923	$359,510
Focus Financial Partners, Inc. Class A†	3,156	89,157
GAMCO Investors, Inc., Class A	533	8,821
Hamilton Lane, Inc., Class A	2,267	147,242
Pzena Investment Management, Inc., Class A	1,817	14,881
Sculptor Capital Management, Inc.	1,733	39,755
Silvercrest Asset Management Group, Inc., Class A	891	10,585
Stifel Financial Corp.	6,840	442,480
Virtus Investment Partners, Inc.	674	82,922
Waddell & Reed Financial, Inc., Class A	7,145	114,177
Westwood Holdings Group, Inc.	830	23,306
WisdomTree Investments, Inc.	13,716	57,744

		2,481,035

Lasers-System/Components — 0.1%
II-VI, Inc.†	9,200	309,580

Leisure Products — 0.0%
Escalade, Inc.	1,086	9,557
Johnson Outdoors, Inc., Class A	507	39,850

		49,407

Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,558	317,723

Machine Tools & Related Products — 0.1%
Hurco Cos., Inc.	653	20,439
Kennametal, Inc.	8,452	264,463
Luxfer Holdings PLC	2,821	44,995

		329,897

Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	2,299	94,811
Hyster-Yale Materials Handling, Inc.	1,041	56,203
Manitowoc Co, Inc.†	3,611	52,179
Terex Corp.	6,522	165,333

		368,526

Machinery-Electrical — 0.2%
Bloom Energy Corp. Class A†	5,672	44,695
Franklin Electric Co., Inc.	4,757	274,431
SPX Corp.†	4,496	220,619

		539,745

Machinery-Farming — 0.1%
Alamo Group, Inc.	1,003	124,934
Lindsay Corp.	1,111	111,133

		236,067

Machinery-General Industrial — 0.7%
Albany International Corp., Class A	3,152	219,915
Altra Industrial Motion Corp.	6,621	220,214
Applied Industrial Technologies, Inc.	3,947	254,858
Argan, Inc.	1,515	63,797
Chart Industries, Inc.†	3,707	237,174
DXP Enterprises, Inc.†	1,673	58,003
Gencor Industries, Inc.†	935	10,481
Kadant, Inc.	1,131	120,565
Tennant Co.	1,851	142,934
Twin Disc, Inc.†	1,062	10,354
Welbilt, Inc.†	13,364	201,663

		1,539,958

412

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	2,371	$82,961

Machinery-Pumps — 0.3%
Cactus, Inc., Class A	4,845	139,633
CSW Industrials, Inc.	1,530	116,096
Gorman-Rupp Co.	1,813	66,918
Mueller Water Products, Inc., Class A	16,152	188,171
NN, Inc.	4,317	37,256
SPX FLOW, Inc.†	4,310	188,519

		736,593

Marine Services — 0.0%
SEACOR Marine Holdings, Inc.†	2,027	21,162

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	3,969	69,497

Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	16,651	142,866
Castlight Health, Inc., Class B†	10,488	13,005
Computer Programs & Systems, Inc.	1,307	33,982
Health Catalyst, Inc.†	846	27,622
Inovalon Holdings, Inc., Class A†	7,488	151,707
NextGen Healthcare, Inc.†	5,627	77,990
Phreesia, Inc.†	1,021	31,651
Tabula Rasa HealthCare, Inc.†	2,007	116,546

		595,369

Medical Instruments — 0.5%
AngioDynamics, Inc.†	3,795	52,257
Apyx Medical Corp.†	3,426	26,003
LivaNova PLC†	4,997	339,646
Misonix, Inc.†	826	13,786
Natus Medical, Inc.†	3,472	108,639
NuVasive, Inc.†	5,344	412,129
Silk Road Medical, Inc.†	1,655	77,024
TransEnterix, Inc.†	1,814	2,467

		1,031,951

Medical Labs & Testing Services — 0.8%
Avalon GloboCare Corp.†	2,230	3,947
Cellular Biomedicine Group, Inc.†	1,245	21,227
Invitae Corp.†	8,916	166,283
Medpace Holdings, Inc.†	2,840	242,962
Natera, Inc.†	6,413	224,519
Neuronetics, Inc.†	1,373	4,984
Personalis, Inc.†	916	10,003
SI-BONE, Inc.†	1,684	35,549
Syneos Health, Inc.†	6,408	393,195
Teladoc Health, Inc.†	7,431	755,807
Vapotherm, Inc.†	1,546	16,156

		1,874,632

Medical Laser Systems — 0.0%
Cutera, Inc.†	1,443	40,664

Medical Products — 2.3%
Accuray, Inc.†	9,041	35,169
Alphatec Holdings, Inc.†	4,022	27,993
AtriCure, Inc.†	3,910	152,099
Atrion Corp.	147	105,721
Avanos Medical, Inc.†	4,868	134,065
AxoGen, Inc.†	3,490	43,136
Axonics Modulation Technologies, Inc.†	1,608	46,680

Security Description	Shares	Value (Note 2)
Medical Products (continued)
BioSig Technologies, Inc.†	1,633	$7,969
Cardiovascular Systems, Inc.†	3,553	161,271
Castle Biosciences, Inc.†	390	12,028
Cerus Corp.†	14,448	57,936
Conformis, Inc.†	6,651	6,621
CryoLife, Inc.†	3,751	111,555
CytoSorbents Corp.†	3,150	15,561
Glaukos Corp.†	4,003	225,169
Globus Medical, Inc., Class A†	7,824	409,039
Haemonetics Corp.†	5,271	566,053
Hanger, Inc.†	3,728	91,075
Inogen, Inc.†	1,880	83,228
Inspire Medical Systems, Inc.†	1,386	103,673
Integer Holdings Corp.†	3,344	285,578
Intersect ENT, Inc.†	3,160	81,654
Invacare Corp.	3,460	26,607
iRadimed Corp.†	468	11,934
iRhythm Technologies, Inc.†	2,724	233,256
LeMaitre Vascular, Inc.	1,692	60,887
Luminex Corp.	4,324	98,090
NanoString Technologies, Inc.†	3,440	93,465
Nevro Corp.†	3,078	409,097
Novocure, Ltd.†	8,939	728,171
Orthofix Medical, Inc.†	1,859	80,420
OrthoPediatrics Corp.†	919	42,210
Pulse Biosciences, Inc.†	1,157	16,198
Rockwell Medical, Inc.†	6,364	16,610
RTI Surgical Holdings, Inc.†	5,845	24,315
SeaSpine Holdings Corp.†	1,632	24,088
Shockwave Medical, Inc.†	2,622	113,847
Sientra, Inc.†	3,967	24,040
Soliton, Inc.†	572	6,841
Surmodics, Inc.†	1,349	53,137
Tactile Systems Technology, Inc.†	1,889	106,143
Wright Medical Group NV†	12,985	391,368
Zynex, Inc.†	1,627	15,635

		5,339,632

Medical-Biomedical/Gene — 5.4%
Abeona Therapeutics, Inc.†	3,446	7,478
ACADIA Pharmaceuticals, Inc.†	11,582	462,585
Acceleron Pharma, Inc.†	4,634	420,674
Acer Therapeutics, Inc.†	516	1,961
Acorda Therapeutics, Inc.†	4,618	9,375
ADMA Biologics, Inc.†	5,179	20,509
Aduro Biotech, Inc.†	6,740	11,323
Adverum Biotechnologies, Inc.†	5,554	54,818
Affimed NV†	7,567	19,826
Agenus, Inc.†	11,012	41,185
AgeX Therapeutics, Inc.†	2,189	2,999
Akero Therapeutics, Inc.†	503	12,419
Albireo Pharma, Inc.†	1,120	25,424
Alder Biopharmaceuticals, Inc. CVR†(1)	7,560	6,653
Aldeyra Therapeutics, Inc.†	2,360	12,602
Allakos, Inc.†	2,004	144,689
Allogene Therapeutics, Inc.†	3,991	86,684
AMAG Pharmaceuticals, Inc.†	3,464	30,691
Amicus Therapeutics, Inc.†	26,328	232,739
AnaptysBio, Inc.†	2,528	36,707
Anavex Life Sciences Corp.†	4,417	12,633
ANI Pharmaceuticals, Inc.†	940	58,280
Apellis Pharmaceuticals, Inc.†	5,025	206,578

413

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Applied Therapeutics, Inc.†	659	$34,578
Aprea Therapeutics, Inc.†	664	25,458
Arcus Biosciences, Inc.†	3,340	29,325
Ardelyx, Inc.†	4,853	34,359
Arena Pharmaceuticals, Inc.†	5,197	237,451
Arrowhead Pharmaceuticals, Inc.†	9,608	402,671
Assembly Biosciences, Inc.†	2,368	41,582
Atara Biotherapeutics, Inc.†	5,298	70,093
Athersys, Inc.†	13,780	18,741
Atreca, Inc., Class A†	670	12,315
Avid Bioservices, Inc.†	5,767	38,120
Avrobio, Inc.†	2,120	46,068
Baudax Bio, Inc.†	797	6,671
BioCryst Pharmaceuticals, Inc.†	15,239	43,431
Biohaven Pharmaceutical Holding Co., Ltd.†	4,024	195,124
Blueprint Medicines Corp.†	5,025	318,836
Bridgebio Pharma, Inc.†	2,325	80,189
Cabaletta Bio, Inc.†	671	11,025
Calithera Biosciences, Inc.†	4,855	29,130
Cara Therapeutics, Inc.†	4,097	65,962
CASI Pharmaceuticals, Inc.†	5,189	14,789
CEL-SCI Corp.†	2,801	36,525
Centogene NV†	193	1,884
Cerecor, Inc.†	2,277	8,994
ChemoCentryx, Inc.†	4,192	177,825
ChromaDex Corp.†	4,221	18,615
Constellation Pharmaceuticals, Inc.†	1,590	52,534
Cortexyme, Inc.†	1,171	55,025
Crinetics Pharmaceuticals, Inc.†	1,136	24,401
Cue Biopharma, Inc.†	2,054	31,159
Cymabay Therapeutics, Inc.†	7,088	10,915
CytomX Therapeutics, Inc.†	4,633	34,377
Deciphera Pharmaceuticals, Inc.†	2,031	127,201
Denali Therapeutics, Inc.†	4,934	114,271
Dicerna Pharmaceuticals, Inc.†	5,327	105,182
Dynavax Technologies Corp.†	8,575	43,304
Editas Medicine, Inc.†	5,322	140,660
Eidos Therapeutics, Inc.†	1,159	61,751
Eiger BioPharmaceuticals, Inc.†	2,412	29,812
ElectroCore, Inc.†	1,335	1,682
Emergent BioSolutions, Inc.†	4,695	258,648
Enochian Biosciences, Inc.†	1,417	6,277
Enzo Biochem, Inc.†	4,541	11,398
Epizyme, Inc.†	7,990	167,231
Esperion Therapeutics, Inc.†	2,605	140,878
Evelo Biosciences, Inc.†	1,414	8,300
Evolus, Inc.†	1,901	19,447
Exagen, Inc.†	341	7,042
EyePoint Pharmaceuticals, Inc.†	6,490	12,136
Fate Therapeutics, Inc.†	6,242	158,297
FibroGen, Inc.†	8,083	338,274
Five Prime Therapeutics, Inc.†	3,509	16,562
Forty Seven, Inc.†	2,288	84,359
Frequency Therapeutics, Inc.†	592	14,155
Galera Therapeutics, Inc.†	173	2,567
Geron Corp.†	19,063	24,972
GlycoMimetics, Inc.†	3,480	14,894
Gossamer Bio, Inc.†	4,413	58,605
Halozyme Therapeutics, Inc.†	14,729	279,556
Homology Medicines, Inc.†	2,551	39,923
IGM Biosciences, Inc.†	510	17,335

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
ImmunoGen, Inc.†	14,923	$70,511
Immunomedics, Inc.†	18,009	334,427
Innoviva, Inc.†	6,573	90,740
Inovio Pharmaceuticals, Inc.†	9,538	43,207
Insmed, Inc.†	9,162	188,187
Intercept Pharmaceuticals, Inc.†	2,589	239,249
Iovance Biotherapeutics, Inc.†	12,056	262,097
Kaleido Biosciences, Inc.†	1,169	10,030
Karuna Therapeutics, Inc.†	471	44,703
Karyopharm Therapeutics, Inc.†	6,131	99,016
Kezar Life Sciences, Inc.†	1,601	4,915
Kindred Biosciences, Inc.†	3,811	33,270
Kiniksa Pharmaceuticals, Ltd., Class A†	1,436	21,124
Krystal Biotech, Inc.†	1,080	56,441
Lexicon Pharmaceuticals, Inc.†	4,270	13,194
Ligand Pharmaceuticals, Inc.†	1,761	154,633
Lineage Cell Therapeutics, Inc.†	11,128	11,462
Liquidia Technologies, Inc.†	1,381	8,024
Livongo Health, Inc.†	1,518	36,675
LogicBio Therapeutics, Inc.†	855	8,439
MacroGenics, Inc.†	4,904	45,362
Magenta Therapeutics, Inc.†	1,977	23,487
Marker Therapeutics, Inc.†	2,788	7,221
MEI Pharma, Inc.†	7,245	16,591
MeiraGTx Holdings PLC†	1,762	31,910
Menlo Therapeutics, Inc.†	1,594	7,332
Mersana Therapeutics, Inc.†	3,695	24,941
Mirati Therapeutics, Inc.†	2,803	243,384
Molecular Templates, Inc.†	1,752	26,175
Mustang Bio, Inc.†	2,864	10,511
Myriad Genetics, Inc.†	7,318	202,343
NeoGenomics, Inc.†	9,810	316,176
Neon Therapeutics, Inc.†	1,455	1,964
NextCure, Inc.†	1,449	61,945
NGM Biopharmaceuticals, Inc.†	2,512	40,619
Novavax, Inc.†	2,734	20,833
Omeros Corp.†	4,857	61,975
Oncocyte Corp.†	2,212	5,773
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	1,125	5,029
Osmotica Pharmaceuticals PLC†	813	5,236
Oyster Point Pharma, Inc.†	579	18,238
Pacific Biosciences of California, Inc.†	14,646	68,397
Palatin Technologies, Inc.†	23,495	15,321
PDL BioPharma, Inc.†	11,592	38,138
Pfenex, Inc.†	3,070	32,910
Phathom Pharmaceuticals, Inc.†	1,107	36,941
Pieris Pharmaceuticals, Inc.†	4,762	17,619
PolarityTE, Inc.†	1,576	4,886
Precigen, Inc.†	7,472	34,745
Precision BioSciences, Inc.†	3,697	29,909
Prevail Therapeutics, Inc.†	763	14,421
Prothena Corp. PLC†	4,137	50,347
PTC Therapeutics, Inc.†	6,215	320,072
Puma Biotechnology, Inc.†	3,165	24,877
Radius Health, Inc.†	4,637	81,426
RAPT Therapeutics, Inc.†	160	7,086
REGENXBIO, Inc.†	3,435	149,526
Replimune Group, Inc.†	1,335	21,226
resTORbio, Inc.†	1,581	2,182
Retrophin, Inc.†	4,261	65,875
Rigel Pharmaceuticals, Inc.†	17,309	39,118

414

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Rocket Pharmaceuticals, Inc.†	3,060	$62,669
Rubius Therapeutics, Inc.†	3,595	28,041
Sangamo Therapeutics, Inc.†	11,820	86,641
Satsuma Pharmaceuticals, Inc.†	455	11,248
Savara, Inc.†	3,570	9,353
Scholar Rock Holding Corp.†	1,806	22,196
Solid Biosciences, Inc.†	2,022	6,774
Sorrento Therapeutics, Inc.†	12,874	49,307
SpringWorks Therapeutics, Inc.†	1,074	33,809
Stemline Therapeutics, Inc.†	4,730	31,360
Stoke Therapeutics, Inc.†	942	26,338
Strongbridge Biopharma PLC†	3,724	10,930
Syndax Pharmaceuticals, Inc.†	2,068	19,398
Synlogic, Inc.†	1,615	4,328
TCR2 Therapeutics, Inc.†	1,205	17,689
Theravance Biopharma, Inc.†	4,601	128,276
Tocagen, Inc.†	2,183	1,090
Translate Bio, Inc.†	3,564	25,554
TransMedics Group, Inc.†	1,465	25,652
Turning Point Therapeutics, Inc.†	2,850	166,725
Twist Bioscience Corp.†	2,264	56,238
Tyme Technologies, Inc.†	6,073	8,502
Ultragenyx Pharmaceutical, Inc.†	5,623	295,489
UNITY Biotechnology, Inc.†	2,940	17,346
VBI Vaccines, Inc.†	15,759	21,590
Veracyte, Inc.†	4,855	127,444
Vericel Corp.†	4,605	75,522
Viela Bio, Inc.†	562	22,115
Viking Therapeutics, Inc.†	6,677	41,932
Vir Biotechnology, Inc.†	741	19,733
WaVe Life Sciences, Ltd.†	2,317	16,451
X4 Pharmaceuticals, Inc.†	1,221	10,134
XBiotech, Inc.†	1,952	43,744
Xencor, Inc.†	4,868	165,220
Y-mAbs Therapeutics, Inc.†	2,433	80,265
ZIOPHARM Oncology, Inc.†	16,516	65,073

		12,228,460

Medical-Drugs — 2.2%
89bio, Inc.†	302	8,069
AcelRx Pharmaceuticals, Inc.†	8,063	13,707
Aclaris Therapeutics, Inc.†	3,170	3,931
Adamas Pharmaceuticals, Inc.†	2,351	12,084
Aeglea BioTherapeutics, Inc.†	2,692	19,544
Aerie Pharmaceuticals, Inc.†	4,343	88,945
Aimmune Therapeutics, Inc.†	4,630	143,761
Akcea Therapeutics, Inc.†	1,295	22,365
Akorn, Inc.†	9,609	14,702
Alector, Inc.†	3,117	87,089
Amphastar Pharmaceuticals, Inc.†	3,692	69,816
Athenex, Inc.†	7,026	94,078
Axcella Health, Inc.†	803	3,887
Beyondspring, Inc.†	1,322	20,015
BioSpecifics Technologies Corp.†	631	37,279
Bioxcel Therapeutics, Inc.†	714	11,831
Catalyst Pharmaceuticals, Inc.†	9,926	40,796
cbdMD, Inc.†	1,059	1,101
Checkpoint Therapeutics, Inc.†	2,518	4,558
Chiasma, Inc.†	3,525	16,638
Chimerix, Inc.†	4,933	8,139
Clovis Oncology, Inc.†	5,181	42,950
Coherus Biosciences, Inc.†	6,439	116,160

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Collegium Pharmaceutical, Inc.†	3,307	$66,520
Concert Pharmaceuticals, Inc.†	2,217	23,678
Corbus Pharmaceuticals Holdings, Inc.†	6,108	39,519
Corcept Therapeutics, Inc.†	9,851	124,812
Corium International, Inc. CVR†(1)	2,517	453
Cyclerion Therapeutics, Inc.†	2,430	7,970
Cytokinetics, Inc.†	5,728	70,454
Eagle Pharmaceuticals, Inc.†	937	50,429
Eloxx Pharmaceuticals, Inc.†	2,589	9,916
Enanta Pharmaceuticals, Inc.†	1,766	91,020
Fulcrum Therapeutics, Inc.†	467	8,051
Galectin Therapeutics, Inc.†	4,122	10,841
Global Blood Therapeutics, Inc.†	5,961	389,015
Gritstone Oncology, Inc.†	2,564	22,717
Harpoon Therapeutics,, Inc.†	755	10,034
Hookipa Pharma, Inc.†	1,025	12,300
Intellia Therapeutics, Inc.†	3,978	47,378
Intra-Cellular Therapies, Inc.†	4,582	103,966
Ironwood Pharmaceuticals, Inc.†	15,814	191,033
Jounce Therapeutics, Inc.†	1,665	10,473
Kadmon Holdings, Inc.†	16,103	73,913
Kala Pharmaceuticals, Inc.†	2,291	13,654
KalVista Pharmaceuticals, Inc.†	1,299	19,875
Kura Oncology, Inc.†	3,531	41,454
Lannett Co., Inc.†	3,343	27,212
Madrigal Pharmaceuticals, Inc.†	804	66,748
Mallinckrodt PLC†	8,647	39,690
Marinus Pharmaceuticals, Inc.†	5,292	10,743
MediciNova, Inc.†	4,313	24,972
Millendo Therapeutics, Inc.†	966	7,670
Minerva Neurosciences, Inc.†	3,043	24,740
Mirum Pharmaceuticals, Inc.†	277	4,356
Morphic Holding, Inc.†	509	10,231
MyoKardia, Inc.†	4,572	311,033
Ocular Therapeutix, Inc.†	4,346	18,949
Odonate Therapeutics, Inc.†	1,207	35,244
Optinose, Inc.†	2,564	20,076
Pacira BioSciences, Inc.†	4,217	182,259
Paratek Pharmaceuticals, Inc.†	3,382	11,364
PhaseBio Pharmaceuticals, Inc.†	1,412	7,032
Prestige Consumer Healthcare, Inc.†	5,189	210,466
Principia Biopharma, Inc.†	1,893	99,666
Progenics Pharmaceuticals, Inc.†	8,946	39,899
Protagonist Therapeutics, Inc.†	1,814	13,696
Ra Pharmaceuticals, Inc.†	3,581	167,841
Reata Pharmaceuticals, Inc., Class A†	2,301	503,436
Rhythm Pharmaceuticals, Inc.†	3,016	52,901
Seres Therapeutics, Inc.†	3,754	12,238
SIGA Technologies, Inc.†	5,668	29,190
Spectrum Pharmaceuticals, Inc.†	11,472	29,024
Spero Therapeutics, Inc.†	1,151	10,601
Supernus Pharmaceuticals, Inc.†	5,074	116,042
Sutro Biopharma, Inc.†	1,120	11,469
Syros Pharmaceuticals, Inc.†	3,566	25,176
TG Therapeutics, Inc.†	8,867	126,000
TherapeuticsMD, Inc.†	22,786	51,268
Tricida, Inc.†	2,246	79,194
UroGen Pharma, Ltd.†	1,928	56,702
Vanda Pharmaceuticals, Inc.†	5,358	68,314
Verrica Pharmaceuticals, Inc.†	1,327	19,255
Voyager Therapeutics, Inc.†	2,484	27,399
Xeris Pharmaceuticals, Inc.†	2,744	17,479

415

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Zogenix, Inc.†	4,389	$221,074
Zynerba Pharmaceuticals, Inc.†	2,355	11,869

		5,123,438

Medical-Generic Drugs — 0.3%
Amneal Pharmaceuticals, Inc.†	12,165	54,621
Arvinas, Inc.†	2,183	105,788
Endo International PLC†	23,134	131,170
Kodiak Sciences, Inc.†	2,426	148,156
Momenta Pharmaceuticals, Inc.†	10,138	294,204

		733,939

Medical-HMO — 0.1%
Magellan Health, Inc.†	2,258	165,308
Tivity Health, Inc.†	4,884	105,714
Triple-S Management Corp., Class B†	2,356	41,513

		312,535

Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	8,865	38,031
Select Medical Holdings Corp.†	11,321	258,572
Surgery Partners, Inc.†	2,473	41,719
Tenet Healthcare Corp.†	10,585	334,909

		673,231

Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	5,206	235,311
Genesis Healthcare, Inc.†	8,618	12,927
National HealthCare Corp.	1,258	105,572

		353,810

Medical-Outpatient/Home Medical — 0.6%
Addus HomeCare Corp.†	1,281	120,850
Amedisys, Inc.†	3,228	569,710
Joint Corp.†	1,344	22,445
LHC Group, Inc.†	3,098	451,533
Pennant Group, Inc.†	2,603	68,719
Providence Service Corp.†	1,200	77,820

		1,311,077

Medical-Wholesale Drug Distribution — 0.0%
Diplomat Pharmacy, Inc.†	6,013	23,932
Evofem Biosciences, Inc.†	1,456	7,207
Owens & Minor, Inc.	6,343	39,707

		70,846

Metal Processors & Fabrication — 0.6%
AZZ, Inc.	2,673	110,288
CIRCOR International, Inc.†	2,009	83,434
Helios Technologies, Inc.	3,014	128,155
Lawson Products, Inc.†	430	20,305
LB Foster Co., Class A†	1,030	17,469
Mayville Engineering Co., Inc.†	649	4,939
Mueller Industries, Inc.	5,708	166,502
Park-Ohio Holdings Corp.	896	26,343
RBC Bearings, Inc.†	2,496	388,153
Rexnord Corp.†	10,951	357,550
Tredegar Corp.	2,681	54,558

		1,357,696

Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	949	13,950
Ryerson Holding Corp.†	1,665	17,066

Security Description	Shares	Value (Note 2)
Metal Products-Distribution (continued)
Worthington Industries, Inc.	3,980	$146,385

		177,401

Metal Products-Fasteners — 0.1%
Eastern Co.	556	15,401
TriMas Corp.†	4,613	132,532

		147,933

Metal-Aluminum — 0.1%
Century Aluminum Co.†	5,168	27,339
Kaiser Aluminum Corp.	1,621	162,343

		189,682

Metal-Iron — 0.1%
Cleveland-Cliffs, Inc.	27,661	194,180

Mining Services — 0.0%
Contura Energy, Inc.†	1,865	10,798

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.	7,515	218,160
John Bean Technologies Corp.	3,210	362,698

		580,858

Motion Pictures & Services — 0.1%
Eros International PLC†	7,509	18,097
IMAX Corp.†	5,383	89,035

		107,132

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	4,324	97,593

Multimedia — 0.0%
E.W. Scripps Co., Class A	5,630	68,348
Entravision Communications Corp., Class A	6,156	13,667

		82,015

Networking Products — 0.2%
A10 Networks, Inc.†	5,064	34,486
Calix, Inc.†	4,808	44,041
Extreme Networks, Inc.†	12,315	72,658
Infinera Corp.†	18,360	135,313
Inseego Corp.†	4,632	31,081
NeoPhotonics Corp.†	4,051	30,909
NETGEAR, Inc.†	3,066	78,858

		427,346

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	931	16,507

Non-Ferrous Metals — 0.0%
Energy Fuels, Inc.†	9,691	13,761
Uranium Energy Corp.†	18,341	15,221

		28,982

Non-Hazardous Waste Disposal — 0.3%
Advanced Disposal Services, Inc.†	7,478	246,400
Casella Waste Systems, Inc., Class A†	4,719	241,566
Charah Solutions, Inc.†	958	1,916
Covanta Holding Corp.	12,144	181,917

		671,799

Office Automation & Equipment — 0.0%
AstroNova, Inc.	703	8,745
Pitney Bowes, Inc.	17,632	65,944

		74,689

416

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Office Furnishings-Original — 0.4%
CompX International, Inc.	170	$2,745
Herman Miller, Inc.	6,064	234,374
HNI Corp.	4,409	158,592
Interface, Inc.	5,955	95,756
Kimball International, Inc., Class B	3,670	68,923
Knoll, Inc.	5,046	124,939
Steelcase, Inc., Class A	8,948	166,522

		851,851

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	9,919	85,700

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.†	6,679	30,924
Nabors Industries, Ltd.	36,287	75,114
Noble Corp. PLC†	25,531	20,624
Pacific Drilling SA†	3,072	5,653
Parker Drilling Co.†	959	16,130
Seadrill, Ltd.†	6,032	8,264

		156,709

Oil Companies-Exploration & Production — 0.8%
Abraxas Petroleum Corp.†	16,480	3,774
Amplify Energy Corp.	1,345	7,250
Berry Petroleum Corp.	6,448	44,169
Bonanza Creek Energy, Inc.†	1,947	35,416
Brigham Minerals, Inc., Class A	1,656	28,169
California Resources Corp.†	4,974	36,509
Callon Petroleum Co.†	39,552	118,656
Chaparral Energy, Inc., Class A†	3,196	3,292
CNX Resources Corp.†	19,186	138,715
Comstock Resources, Inc.†	1,594	8,815
Denbury Resources, Inc.†	49,578	48,834
Earthstone Energy, Inc., Class A†	2,035	10,175
Evolution Petroleum Corp.	2,796	14,092
Extraction Oil & Gas, Inc.†	8,711	12,370
Falcon Minerals Corp.	3,970	21,835
Goodrich Petroleum Corp.†	935	6,274
Gulfport Energy Corp.†	16,482	25,547
HighPoint Resources Corp.†	11,560	13,410
Laredo Petroleum, Inc.†	18,566	31,933
Magnolia Oil & Gas Corp., Class A†	10,399	109,397
Mammoth Energy Services, Inc.	1,337	1,898
Matador Resources Co.†	11,427	167,634
Montage Resources Corp., Class A†	2,201	8,034
Northern Oil and Gas, Inc.†	30,518	50,660
Oasis Petroleum, Inc.†	32,864	73,944
Panhandle Oil and Gas, Inc., Class A	1,578	11,409
PDC Energy, Inc.†	10,293	222,226
Penn Virginia Corp.†	1,395	29,811
PrimeEnergy Resources Corp.†	53	7,719
QEP Resources, Inc.	24,622	78,052
Ring Energy, Inc.†	6,197	13,385
Rosehill Resources, Inc.†	1,086	1,151
SandRidge Energy, Inc.†	3,172	8,089
SilverBow Resources, Inc.†	728	3,873
SM Energy Co.	11,531	105,855
Southwestern Energy Co.†	55,943	87,830
Talos Energy, Inc.†	2,071	45,438
Tellurian, Inc.†	9,717	68,213
Unit Corp.†	5,466	2,185
W&T Offshore, Inc.†	9,688	40,108
Whiting Petroleum Corp.†	9,363	42,508

		1,788,654

Security Description	Shares	Value (Note 2)
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,724	$152,312
Exterran Corp.†	2,984	16,114
Flotek Industries, Inc.†	5,532	9,404
Forum Energy Technologies, Inc.†	8,515	9,026
Natural Gas Services Group, Inc.†	1,318	13,865
Smart Sand, Inc.†	2,219	4,505
Thermon Group Holdings, Inc.†	3,345	79,276
US Silica Holdings, Inc.	7,543	38,771

		323,273

Oil Refining & Marketing — 0.3%
CVR Energy, Inc.	3,045	105,388
Delek US Holdings, Inc.	7,616	209,135
Murphy USA, Inc.†	3,000	306,510
Par Pacific Holdings, Inc.†	3,645	73,337
Trecora Resources†	2,196	14,867

		709,237

Oil-Field Services — 0.5%
Archrock, Inc.	13,260	110,721
DMC Global, Inc.	1,453	60,779
Era Group, Inc.†	2,006	19,940
Frank’s International NV†	10,970	38,395
FTS International, Inc.†	3,336	2,042
Helix Energy Solutions Group, Inc.†	14,603	121,789
Independence Contract Drilling, Inc.†	4,887	3,433
KLX Energy Services Holdings, Inc.†	2,186	8,831
Liberty Oilfield Services, Inc., Class A	5,476	46,437
Matrix Service Co.†	2,766	55,652
McDermott International, Inc.†	18,674	1,363
MRC Global, Inc.†	8,096	91,161
National Energy Services Reunited Corp.†	2,441	16,086
NCS Multistage Holdings, Inc.†	1,182	1,808
Newpark Resources, Inc.†	9,155	45,775
NexTier Oilfield Solutions, Inc.†	16,396	84,439
Nine Energy Service, Inc.†	1,635	7,913
NOW, Inc.†	11,145	111,561
Oceaneering International, Inc.†	10,195	126,520
Oil States International, Inc.†	6,165	66,459
ProPetro Holding Corp.†	8,224	80,102
RPC, Inc.	5,977	27,076
Select Energy Services, Inc., Class A†	6,097	42,435
Solaris Oilfield Infrastructure, Inc., Class A	3,200	36,896
TETRA Technologies, Inc.†	12,470	19,079
US Well Services, Inc.†	2,065	2,767

		1,229,459

Optical Supplies — 0.1%
STAAR Surgical Co.†	4,573	153,836

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	1,645	46,389
Neenah, Inc.	1,723	114,821
P.H. Glatfelter Co.	4,481	74,833
Schweitzer-Mauduit International, Inc.	3,178	111,325
Verso Corp., Class A†	3,588	60,458

		407,826

Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	16,901	458,524

Patient Monitoring Equipment — 0.0%
CareDx, Inc.†	4,231	102,221

417

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pharmacy Services — 0.0%
Option Care Health, Inc.†	12,675	$52,982

Physical Therapy/Rehabilitation Centers — 0.1%
Catasys, Inc.†	742	12,703
U.S. Physical Therapy, Inc.	1,293	151,462

		164,165

Physicians Practice Management — 0.0%
Apollo Medical Holdings, Inc.†	633	11,343

Pipelines — 0.0%
NextDecade Corp.†	1,291	6,313

Pollution Control — 0.0%
CECO Environmental Corp.†	3,162	24,031

Poultry — 0.1%
Sanderson Farms, Inc.	2,047	281,851

Power Converter/Supply Equipment — 0.3%
Energous Corp.†	2,973	4,668
Generac Holdings, Inc.†	6,296	652,203
Powell Industries, Inc.	918	37,886
Vicor Corp.†	1,832	91,691

		786,448

Precious Metals — 0.1%
Coeur Mining, Inc.†	24,513	147,813
Hecla Mining Co.	50,524	153,088

		300,901

Printing-Commercial — 0.1%
Cimpress PLC†	2,050	245,241
Ennis, Inc.	2,623	54,716
Quad/Graphics, Inc.	3,308	14,059
RR Donnelley & Sons Co.	7,267	17,441

		331,457

Private Equity — 0.1%
Kennedy-Wilson Holdings, Inc.	12,628	272,260

Professional Sports — 0.1%
Liberty Media Corp.—Liberty Braves, Series A†	1,024	29,952
Liberty Media Corp.—Liberty Braves, Series C†	3,708	108,088

		138,040

Protection/Safety — 0.0%
ShotSpotter, Inc.†	837	22,976

Publishing-Books — 0.1%
Gannett Co, Inc.	12,081	73,815
Houghton Mifflin Harcourt Co.†	10,744	59,307
Scholastic Corp.	3,037	100,069

		233,191

Publishing-Newspapers — 0.2%
Lee Enterprises, Inc.†	5,509	11,624
TEGNA, Inc.	22,376	378,155
Tribune Publishing Co.	1,802	22,633

		412,412

Publishing-Periodicals — 0.1%
Meredith Corp.	4,097	123,115
Value Line, Inc.	109	3,591

		126,706

Security Description	Shares	Value (Note 2)
Quarrying — 0.1%
Compass Minerals International, Inc.	3,511	$203,252

Racetracks — 0.4%
Churchill Downs, Inc.	3,617	522,223
Penn National Gaming, Inc.†	11,305	337,228

		859,451

Radio — 0.0%
Cumulus Media, Inc., Class A†	1,480	20,720
Entercom Communications Corp., Class A	12,267	48,700
Saga Communications, Inc., Class A	391	11,855

		81,275

Real Estate Investment Trusts — 7.8%
Acadia Realty Trust	8,803	218,490
AG Mortgage Investment Trust, Inc.	3,349	53,082
Agree Realty Corp.	4,268	324,069
Alexander & Baldwin, Inc.	7,062	154,375
Alexander’s, Inc.	219	70,667
American Assets Trust, Inc.	4,975	226,661
American Finance Trust, Inc.	11,003	142,709
Anworth Mtg. Asset Corp.	10,050	35,979
Apollo Commercial Real Estate Finance, Inc.	15,881	290,305
Ares Commercial Real Estate Corp.	2,777	45,376
Arlington Asset Investment Corp., Class A	3,713	21,090
Armada Hoffler Properties, Inc.	5,666	103,914
ARMOUR Residential REIT, Inc.	6,064	116,793
Ashford Hospitality Trust, Inc.	9,264	22,789
Blackstone Mtg. Trust, Inc., Class A	12,990	496,218
Bluerock Residential Growth REIT, Inc.	2,322	26,796
Braemar Hotels & Resorts, Inc.	3,091	24,666
BRT Apartments Corp.	1,014	17,471
Capstead Mtg. Corp.	9,623	79,101
CareTrust REIT, Inc.	9,827	217,963
CatchMark Timber Trust, Inc., Class A	5,045	51,762
CBL & Associates Properties, Inc.	17,445	14,654
Cedar Realty Trust, Inc.	8,825	22,945
Chatham Lodging Trust	4,723	77,221
Cherry Hill Mtg. Investment Corp.	1,614	24,791
CIM Commercial Trust Corp.†	138	2,147
City Office REIT, Inc.	5,490	74,225
Clipper Realty, Inc.	1,483	15,809
Colony Credit Real Estate, Inc.	8,325	103,646
Community Healthcare Trust, Inc.	1,974	93,114
CoreCivic, Inc.	12,262	195,579
CorEnergy Infrastructure Trust, Inc.	1,324	60,374
CorePoint Lodging, Inc.	4,115	37,652
DiamondRock Hospitality Co.	20,727	200,430
Diversified Healthcare Trust	24,364	188,090
Dynex Capital, Inc.	2,302	41,022
Easterly Government Properties, Inc.	7,657	185,376
EastGroup Properties, Inc.	3,905	531,353
Essential Properties Realty Trust, Inc.	8,306	229,329
Exantas Capital Corp.	3,138	37,907
Farmland Partners, Inc.	2,861	18,539
First Industrial Realty Trust, Inc.	12,979	554,203
Four Corners Property Trust, Inc.	7,050	213,545
Franklin Street Properties Corp.	10,683	81,191
Front Yard Residential Corp.	5,096	54,680
GEO Group, Inc.	12,249	193,534
Getty Realty Corp.	3,434	108,240

418

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Gladstone Commercial Corp.	3,154	$67,243
Gladstone Land Corp.	1,892	25,031
Global Medical REIT, Inc.	3,333	48,662
Global Net Lease, Inc.	9,267	192,105
Granite Point Mtg. Trust, Inc.	5,580	102,058
Great Ajax Corp.	1,773	26,755
Healthcare Realty Trust, Inc.	13,630	491,498
Hersha Hospitality Trust	3,536	45,862
Independence Realty Trust, Inc.	9,370	137,458
Industrial Logistics Properties Trust	6,670	152,676
Innovative Industrial Properties, Inc.	1,166	104,357
Invesco Mtg. Capital, Inc.	14,785	258,590
Investors Real Estate Trust†	1,199	88,366
iStar, Inc.	6,114	89,020
Jernigan Capital, Inc.	2,196	43,898
Kite Realty Group Trust	8,528	146,682
KKR Real Estate Finance Trust, Inc.	2,599	54,709
Ladder Capital Corp.	10,595	194,418
Lexington Realty Trust	24,884	275,466
LTC Properties, Inc.	4,052	187,040
Mack-Cali Realty Corp.	8,915	195,773
Monmouth Real Estate Investment Corp.	9,509	139,117
National Health Investors, Inc.	4,384	369,922
National Storage Affiliates Trust	6,107	208,554
New Senior Investment Group, Inc.	8,616	65,654
New York Mtg. Trust, Inc.	27,078	171,945
NexPoint Residential Trust, Inc.	2,053	100,186
Office Properties Income Trust	4,910	167,087
One Liberty Properties, Inc.	1,600	43,744
Orchid Island Capital, Inc.	6,516	39,357
Pebblebrook Hotel Trust	13,386	317,516
Pennsylvania Real Estate Investment Trust	7,145	28,151
PennyMac Mtg. Investment Trust	9,237	214,760
Physicians Realty Trust	19,427	375,912
Piedmont Office Realty Trust, Inc., Class A	12,888	298,873
PotlatchDeltic Corp.	6,807	292,701
Preferred Apartment Communities, Inc., Class A	4,710	55,484
PS Business Parks, Inc.	2,060	345,174
QTS Realty Trust, Inc., Class A	5,922	336,843
Ready Capital Corp.	3,260	53,203
Redwood Trust, Inc.	11,510	202,921
Retail Opportunity Investments Corp.	11,760	194,863
Retail Value, Inc.	1,595	52,428
Rexford Industrial Realty, Inc.	11,397	549,221
RLJ Lodging Trust	17,401	270,760
RPT Realty	8,038	112,130
Ryman Hospitality Properties, Inc.	4,723	401,597
Sabra Health Care REIT, Inc.	19,875	427,313
Saul Centers, Inc.	1,239	61,182
Seritage Growth Properties, Class A	3,470	127,418
STAG Industrial, Inc.	13,775	444,106
Summit Hotel Properties, Inc.	10,654	118,153
Sunstone Hotel Investors, Inc.	23,104	292,959
Tanger Factory Outlet Centers, Inc.	9,283	135,810
Terreno Realty Corp.	6,790	388,795
TPG RE Finance Trust, Inc.	5,101	104,418
UMH Properties, Inc.	3,727	58,887
Uniti Group, Inc.	19,045	120,555

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Universal Health Realty Income Trust	1,320	$162,822
Urban Edge Properties	11,847	217,866
Urstadt Biddle Properties, Inc., Class A	3,044	69,008
Washington Prime Group, Inc.	19,228	57,876
Washington Real Estate Investment Trust	8,256	251,313
Western Asset Mtg. Capital Corp.	5,349	56,753
Whitestone REIT	3,943	51,653
Xenia Hotels & Resorts, Inc.	11,666	218,038

		17,800,567

Real Estate Management/Services — 0.5%
Cushman & Wakefield PLC†	11,595	222,856
eXp World Holdings, Inc.†	2,123	23,438
Marcus & Millichap, Inc.†	2,363	83,650
Maui Land & Pineapple Co., Inc.†	695	7,263
Newmark Group, Inc., Class A	14,777	173,925
RE/MAX Holdings, Inc., Class A	1,839	70,397
Realogy Holdings Corp.	11,710	124,009
Redfin Corp.†	9,212	224,128
RMR Group, Inc., Class A	1,560	71,869
Safehold, Inc.	1,108	49,816

		1,051,351

Real Estate Operations & Development — 0.1%
American Realty Investors, Inc.†	256	3,763
Consolidated-Tomoka Land Co.	503	31,920
FRP Holdings, Inc.†	716	33,896
Griffin Industrial Realty, Inc.	99	4,010
Legacy Housing Corp.†	594	8,334
McGrath RentCorp	2,491	192,604
Stratus Properties, Inc.†	604	17,969
Transcontinental Realty Investors, Inc.†	109	3,515

		296,011

Recreational Centers — 0.0%
OneSpaWorld Holdings, Ltd.	4,673	70,142

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A	3,388	52,751
Malibu Boats, Inc., Class A†	2,100	91,959
Marine Products Corp.	760	10,640
MasterCraft Boat Holdings, Inc.†	1,894	33,278

		188,628

Rental Auto/Equipment — 0.5%
Aaron’s, Inc.	6,954	412,789
Avis Budget Group, Inc.†	5,920	194,176
CAI International, Inc.†	1,690	45,968
Herc Holdings, Inc.†	2,480	99,498
Hertz Global Holdings, Inc.†	10,443	164,582
Rent-A-Center, Inc.	5,077	147,893
Textainer Group Holdings, Ltd.†	5,417	51,299

		1,116,205

Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.	4,262	512,463
SeaWorld Entertainment, Inc.†	4,853	167,234

		679,697

Retail-Apparel/Shoe — 0.5%
Abercrombie & Fitch Co., Class A	6,460	105,686
American Eagle Outfitters, Inc.	16,372	235,757
Ascena Retail Group, Inc.†	806	3,546
Boot Barn Holdings, Inc.†	2,880	120,874

419

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe (continued)
Buckle, Inc.	2,973	$72,571
Caleres, Inc.	4,055	71,165
Cato Corp., Class A	2,282	36,603
Chico’s FAS, Inc.	12,012	46,727
Children’s Place, Inc.	1,560	93,085
Designer Brands, Inc., Class A	6,401	91,150
Duluth Holdings, Inc., Class B†	1,105	9,337
Express, Inc.†	6,771	27,152
Genesco, Inc.†	1,490	58,587
Guess?, Inc.	4,733	100,766
J. Jill, Inc.	1,734	2,063
RTW RetailWinds, Inc.†	3,122	1,232
Shoe Carnival, Inc.	967	34,677
Tailored Brands, Inc.	5,144	20,473
Tilly’s, Inc., Class A	2,262	19,227
Vera Bradley, Inc.†	2,106	20,175
Winmark Corp.	256	50,936

		1,221,789

Retail-Appliances — 0.0%
Conn’s, Inc.†	1,857	16,267

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	8,634	42,566

Retail-Automobile — 0.4%
America’s Car-Mart, Inc.†	642	70,479
Asbury Automotive Group, Inc.†	1,987	191,646
Group 1 Automotive, Inc.	1,815	182,897
Lithia Motors, Inc., Class A	2,308	313,057
Rush Enterprises, Inc., Class A	2,800	120,400
Rush Enterprises, Inc., Class B	469	20,805
Sonic Automotive, Inc., Class A	2,506	79,265

		978,549

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	12,547	178,795

Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	4,223	14,527

Retail-Building Products — 0.3%
At Home Group, Inc.†	4,905	27,762
Beacon Roofing Supply, Inc.†	6,990	231,439
BMC Stock Holdings, Inc.†	6,854	200,034
Foundation Building Materials, Inc.†	2,094	37,336
GMS, Inc.†	4,101	109,579

		606,150

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	1,158	57,715

Retail-Discount — 0.2%
Big Lots, Inc.	4,007	108,429
BJ’s Wholesale Club Holdings, Inc.†	11,482	235,611
Citi Trends, Inc.	1,147	26,714

		370,754

Retail-Drug Store — 0.0%
Rite Aid Corp.†	5,677	67,840

Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,935	22,335

Retail-Hair Salons — 0.0%
Regis Corp.†	2,401	37,264

Security Description	Shares	Value (Note 2)
Retail-Home Furnishings — 0.2%
Bassett Furniture Industries, Inc.	982	$12,010
Haverty Furniture Cos., Inc.	1,836	36,959
La-Z-Boy, Inc.	4,616	141,434
Lovesac Co.†	904	10,260
RH†	1,702	355,293

		555,956

Retail-Jewelry — 0.1%
Movado Group, Inc.	1,620	27,896
Signet Jewelers, Ltd.	5,334	129,670

		157,566

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,169	43,228
Party City Holdco, Inc.†	5,550	15,984

		59,212

Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	33,114	24,670

Retail-Misc./Diversified — 0.2%
Container Store Group, Inc.†	1,637	6,613
Gaia, Inc.†	1,081	9,145
GameStop Corp., Class A	9,247	35,509
Hudson, Ltd., Class A†	4,082	44,780
PriceSmart, Inc.	2,312	141,633
Sally Beauty Holdings, Inc.†	12,420	190,647

		428,327

Retail-Office Supplies — 0.1%
Office Depot, Inc.	55,934	124,173

Retail-Pawn Shops — 0.2%
FirstCash, Inc.	4,315	375,276

Retail-Pet Food & Supplies — 0.1%
Freshpet, Inc.†	3,542	222,721
PetIQ, Inc.†	2,035	60,541
PetMed Express, Inc.	2,016	50,824

		334,086

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	6,639	259,718

Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	1,028	62,420

Retail-Restaurants — 1.4%
Biglari Holdings, Inc., Class B†	97	10,523
BJ’s Restaurants, Inc.	1,968	78,287
Bloomin’ Brands, Inc.	8,956	186,016
Brinker International, Inc.	3,846	164,186
Cannae Holdings, Inc.†	6,956	282,831
Carrols Restaurant Group, Inc.†	3,593	16,312
Cheesecake Factory, Inc.	4,280	164,352
Chuy’s Holdings, Inc.†	1,707	41,907
Cracker Barrel Old Country Store, Inc.	2,474	378,349
Dave & Buster’s Entertainment, Inc.	3,176	140,252
Del Taco Restaurants, Inc.†	2,970	22,394
Denny’s Corp.†	5,961	122,022
Dine Brands Global, Inc.	1,644	140,151
El Pollo Loco Holdings, Inc.†	2,013	27,739
Fiesta Restaurant Group, Inc.†	2,413	23,961
Habit Restaurants, Inc., Class A†	2,118	29,461
J Alexander’s Holdings, Inc.†	1,345	12,885
Jack in the Box, Inc.	2,656	217,128

420

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Restaurants (continued)
Kura Sushi USA, Inc., Class A†	346	$7,792
Noodles & Co.†	2,938	20,977
Papa John’s International, Inc.	2,276	147,439
Potbelly Corp.†	2,139	9,219
Red Robin Gourmet Burgers, Inc.†	1,335	43,881
Ruth’s Hospitality Group, Inc.	2,842	58,261
Shake Shack, Inc., Class A†	2,985	201,338
Texas Roadhouse, Inc.	6,797	424,813
Waitr Holdings, Inc.†	5,940	2,042
Wingstop, Inc.	3,020	280,165

		3,254,683

Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	1,806	44,753
Sportsman’s Warehouse Holdings, Inc.†	4,366	28,292
Zumiez, Inc.†	2,054	64,023

		137,068

Retail-Vision Service Center — 0.1%
National Vision Holdings, Inc.†	8,062	275,075

Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A†	8,415	18,008

Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	18,994	125,170

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	5,174	137,059

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	3,650	59,057
Proto Labs, Inc.†	2,776	287,316
Raven Industries, Inc.	3,691	115,750
Trinseo SA	4,042	116,086

		578,209

Satellite Telecom — 0.2%
Gogo, Inc.†	5,651	29,724
Intelsat SA†	6,899	23,526
Iridium Communications, Inc.†	10,192	260,406
KVH Industries, Inc.†	1,689	17,380
Loral Space & Communications, Inc.†	1,321	42,496

		373,532

Savings & Loans/Thrifts — 1.3%
Axos Financial, Inc.†	5,950	167,611
Banc of California, Inc.	4,662	74,406
BankFinancial Corp.	1,434	17,882
Berkshire Hills Bancorp, Inc.	4,638	130,560
Brookline Bancorp, Inc.	8,070	122,664
Capitol Federal Financial, Inc.	13,591	179,129
Community Bankers Trust Corp.	2,223	19,629
Dime Community Bancshares, Inc.	3,263	63,335
ESSA Bancorp, Inc.	973	16,492
First Capital, Inc.	333	22,015
First Defiance Financial Corp.	1,999	58,751
First Financial Northwest, Inc.	816	11,938
Flushing Financial Corp.	2,782	55,278
FS Bancorp, Inc.	411	22,490
Greene County Bancorp, Inc.	340	9,925
Hingham Institution for Savings	143	29,943
Home Bancorp, Inc.	784	27,879

Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts (continued)
HomeTrust Bancshares, Inc.	1,610	$42,697
Investors Bancorp, Inc.	23,394	282,716
Malvern Bancorp, Inc.†	777	15,540
Meridian Bancorp, Inc.	4,937	88,817
MutualFirst Financial, Inc.	603	22,450
Northfield Bancorp, Inc.	4,492	71,378
Northwest Bancshares, Inc.	10,329	162,424
OceanFirst Financial Corp.	5,625	130,837
Pacific Premier Bancorp, Inc.	5,984	178,323
Provident Financial Holdings, Inc.	603	13,272
Provident Financial Services, Inc.	6,282	143,292
Prudential Bancorp, Inc.	900	15,849
Riverview Bancorp, Inc.	2,188	16,104
Southern Missouri Bancorp, Inc.	799	28,460
Territorial Bancorp, Inc.	801	23,253
Timberland Bancorp, Inc.	763	21,486
United Community Financial Corp.	4,844	52,945
Washington Federal, Inc.	8,140	276,760
Waterstone Financial, Inc.	2,428	42,466
WSFS Financial Corp.	5,282	210,699

		2,869,695

Schools — 0.7%
Adtalem Global Education, Inc.†	5,546	191,392
American Public Education, Inc.†	1,555	37,056
Chegg, Inc.†	12,186	502,429
K12, Inc.†	4,042	65,238
Laureate Education, Inc., Class A†	12,150	253,206
Perdoceo Education Corp.†	7,095	126,149
Rosetta Stone, Inc.†	2,136	36,632
Strategic Education, Inc.	2,195	356,227

		1,568,329

Security Services — 0.2%
Brink’s Co.	5,137	432,484

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,361	18,251

Semiconductor Components-Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	5,996	460,553
MaxLinear, Inc.†	6,800	132,532
Power Integrations, Inc.	2,915	284,708

		877,793

Semiconductor Equipment — 0.6%
Axcelis Technologies, Inc.†	3,319	80,154
Brooks Automation, Inc.	7,304	278,136
Cabot Microelectronics Corp.	2,984	434,202
Cohu, Inc.	4,143	92,679
FormFactor, Inc.†	7,766	196,557
Onto Innovation, Inc.†	4,953	187,917
Ultra Clean Holdings, Inc.†	4,067	93,582
Veeco Instruments, Inc.†	4,954	63,163

		1,426,390

Silver Mining — 0.0%
Pan American Silver Corp. CVR†	29,003	19,142

Software Tools — 0.0%
Digital Turbine, Inc.†	8,074	50,382

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	4,465	185,610
Northwest Pipe Co.†	985	32,239
Omega Flex, Inc.	298	31,409

421

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Steel Pipe & Tube (continued)
Synalloy Corp.†	856	$10,982
TimkenSteel Corp.†	4,141	26,420

		286,660

Steel-Producers — 0.3%
AK Steel Holding Corp.†	32,412	89,457
Carpenter Technology Corp.	4,847	192,620
Commercial Metals Co.	12,135	249,374
Schnitzer Steel Industries, Inc., Class A	2,644	42,516

		573,967

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	12,945	223,301

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	4,516	188,498

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	2,196	13,791

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,175	64,008

Telecom Equipment-Fiber Optics — 0.3%
Acacia Communications, Inc.†	3,902	267,482
Clearfield, Inc.†	1,152	14,653
Harmonic, Inc.†	9,019	63,449
Viavi Solutions, Inc.†	23,658	333,578

		679,162

Telecom Services — 0.2%
ATN International, Inc.	1,139	65,914
Consolidated Communications Holdings, Inc.	7,254	35,037
GTT Communications, Inc.†	3,473	41,155
Ooma, Inc.†	2,042	26,811
ORBCOMM, Inc.†	7,523	27,008
RigNet, Inc.†	1,495	6,219
Spok Holdings, Inc.	1,810	19,222
Vonage Holdings Corp.†	23,303	206,698

		428,064

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	4,905	44,390
Airgain, Inc.†	919	8,684
Casa Systems, Inc.†	3,257	13,061
DASAN Zhone Solutions, Inc.†	810	7,177
Plantronics, Inc.	3,479	99,917
Preformed Line Products Co.	316	17,260

		190,489

Telephone-Integrated — 0.1%
Cincinnati Bell, Inc.†	5,104	69,976
Frontier Communications Corp.†	10,795	5,956
IDT Corp., Class B†	1,713	12,950
Shenandoah Telecommunications Co.	4,934	199,087

		287,969

Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	9,125	40,789
Gray Television, Inc.†	9,370	190,023

		230,812

Security Description	Shares	Value (Note 2)
Textile-Apparel — 0.0%
Unifi, Inc.†	1,484	$31,936

Textile-Products — 0.0%
Culp, Inc.	1,134	14,322

Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A	5,308	34,608
Reading International, Inc., Class A†	1,675	17,085

		51,693

Therapeutics — 0.3%
Akebia Therapeutics, Inc.†	12,148	87,709
Anika Therapeutics, Inc.†	1,378	56,650
Axsome Therapeutics, Inc.†	2,589	224,777
CorMedix, Inc.†	2,613	16,592
Flexion Therapeutics, Inc.†	3,475	60,882
G1 Therapeutics, Inc.†	3,481	67,392
La Jolla Pharmaceutical Co.†	2,131	14,597
MannKind Corp.†	19,293	28,361
Portola Pharmaceuticals, Inc.†	7,845	100,337
Recro Pharma, Inc.†	2,020	33,310

		690,607

Tobacco — 0.1%
22nd Century Group, Inc.†	11,906	11,034
Greenlane Holdings, Inc., Class A†	1,036	2,528
Pyxus International, Inc.†	868	5,946
Turning Point Brands, Inc.	852	19,460
Universal Corp.	2,526	134,257
Vector Group, Ltd.	11,419	150,045

		323,270

Tools-Hand Held — 0.2%
MSA Safety, Inc.	3,633	492,635

Toys — 0.0%
Funko, Inc., Class A†	2,253	33,863

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	7,725	32,986

Transactional Software — 0.0%
InnerWorkings, Inc.†	4,542	18,849
Synchronoss Technologies, Inc.†	3,998	21,849

		40,698

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	6,017	126,177
Atlas Air Worldwide Holdings, Inc.†	2,392	53,461

		179,638

Transport-Equipment & Leasing — 0.2%
GATX Corp.	3,604	274,373
General Finance Corp.†	1,195	11,556
Greenbrier Cos., Inc.	3,305	79,617
Willis Lease Finance Corp.†	300	17,790

		383,336

Transport-Marine — 0.4%
Ardmore Shipping Corp.†	3,436	21,131
Costamare, Inc.	5,315	42,148
DHT Holdings, Inc.	9,414	53,001
Diamond S Shipping, Inc.†	2,290	25,373
Dorian LPG, Ltd.†	2,830	37,130

422

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Marine (continued)
Eagle Bulk Shipping, Inc.†	4,555	$14,804
GasLog, Ltd.	4,163	26,976
Genco Shipping & Trading, Ltd.	1,561	12,285
Golar LNG, Ltd.	9,750	93,795
International Seaways, Inc.†	2,595	57,765
Nordic American Tankers, Ltd.	14,336	48,456
Overseas Shipholding Group, Inc., Class A†	6,658	11,851
Safe Bulkers, Inc.†	5,237	6,808
Scorpio Bulkers, Inc.	5,612	20,596
Scorpio Tankers, Inc.	4,538	105,917
SEACOR Holdings, Inc.†	1,790	67,286
SFL Corp., Ltd.	8,366	110,766
Teekay Corp.	7,065	25,151
Teekay Tankers, Ltd.†	2,450	39,911
Tidewater, Inc.†	4,057	61,585

		882,735

Transport-Services — 0.3%
CryoPort, Inc.†	3,243	58,082
Daseke, Inc.†	4,705	14,280
Echo Global Logistics, Inc.†	2,758	53,450
Forward Air Corp.	2,902	189,936
Hub Group, Inc., Class A†	3,326	175,845
Matson, Inc.	4,374	157,508
Radiant Logistics, Inc.†	4,022	19,426
Universal Logistics Holdings, Inc.	820	13,858

		682,385

Transport-Truck — 0.3%
ArcBest Corp.	2,621	58,475
Covenant Transportation Group, Inc., Class A†	1,298	16,465
Heartland Express, Inc.	4,726	88,329
Marten Transport, Ltd.	4,037	83,808
P.A.M. Transportation Services, Inc.†	196	10,468
Roadrunner Transportation Systems, Inc.†	367	3,659
Saia, Inc.†	2,669	232,470
US Xpress Enterprises, Inc. Class A†	2,247	12,269
Werner Enterprises, Inc.	4,657	171,657
YRC Worldwide, Inc.†	3,432	7,756

		685,356

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	7,472	44,010

Venture Capital — 0.0%
Safeguard Scientifics, Inc.	2,006	21,344

Veterinary Diagnostics — 0.2%
Heska Corp.†	721	72,237
Neogen Corp.†	5,276	354,917

		427,154

Vitamins & Nutrition Products — 0.1%
Calyxt, Inc.†	959	5,341
Lifevantage Corp.†	1,415	23,178
Nature’s Sunshine Products, Inc.†	900	8,604
USANA Health Sciences, Inc.†	1,290	79,593

		116,716

Security Description	Shares	Value (Note 2)
Water — 0.5%
American States Water Co.	3,774	$334,226
Artesian Resources Corp., Class A	823	31,044
California Water Service Group	4,947	260,014
Consolidated Water Co., Ltd.	1,484	25,391
Global Water Resources, Inc.	1,214	15,333
Middlesex Water Co.	1,670	108,984
PICO Holdings, Inc.†	1,849	18,398
SJW Group	2,709	198,705
York Water Co.	1,329	62,941

		1,055,036

Water Treatment Systems — 0.1%
AquaVenture Holdings, Ltd.†	1,443	38,961
Energy Recovery, Inc.†	3,867	39,482
Evoqua Water Technologies Corp.†	7,704	153,849
Pure Cycle Corp.†	1,761	22,875

		255,167

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	7,366	34,767
NIC, Inc.	6,766	133,493
Q2 Holdings, Inc.†	4,493	391,745

		560,005

Web Portals/ISP — 0.0%
Meet Group, Inc.†	7,111	37,902

Wire & Cable Products — 0.2%
Belden, Inc.	4,016	197,868
Encore Wire Corp.	2,095	113,780
Insteel Industries, Inc.	1,898	42,458

		354,106

Wireless Equipment — 0.2%
Anterix, Inc.†	1,106	51,385
CalAmp Corp.†	3,415	32,852
Cambium Networks Corp.†	446	3,082
InterDigital, Inc.	3,210	177,352
Maxar Technologies, Inc.	6,150	98,154
Ribbon Communications, Inc.†	6,141	17,318
Sonim Technologies, Inc.†	1,024	3,287
TESSCO Technologies, Inc.	671	4,160

		387,590

Wound, Burn & Skin Care — 0.0%
Dermira, Inc.†	4,863	92,154

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	3,874	107,116
ViewRay, Inc.†	7,257	22,642

		129,758

Total Common Stocks (cost $204,095,348)		208,131,216

EXCHANGE-TRADED FUNDS — 4.3%
iShares Russell 2000 ETF (cost $9,766,671)	61,000	9,792,330

Total Long-Term Investment Securities (cost $213,862,019)		217,923,546

423

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills 1.51% due 02/04/2020(2) (cost $799,900)	$800,000	$799,969

REPURCHASE AGREEMENTS — 4.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount $10,111,211 and collateralized by $10,245,000 of United States Treasury Notes, bearing interest at 1.50% due 08/31/2021 and having an approximate value of $10,315,721 (cost $ 10,111,000)	10,111,000	10,111,000

TOTAL INVESTMENTS (cost $224,772,919)(3)	100.2%	228,834,515
Liabilities in excess of other assets	(0.2)	(435,476)

NET ASSETS	100.0%	$228,399,039

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

125	Long	E-mini Russell 2000 Index	March 2020	$10,296,682	$10,091,875	$(204,807)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

424

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$262,023	$—	$377	$262,400
Finance-Commercial	281,259	—	1,215	282,474
Medical-Biomedical/Gene	12,221,657	—	6,803	12,228,460
Medical-Drugs	5,122,985	—	453	5,123,438
Other Industries	190,234,444	—	—	190,234,444
Exchange-Traded Funds	9,792,330	—	—	9,792,330
Short-Term Securities	—	799,969	—	799,969
Repurchase Agreements	—	10,111,000	—	10,111,000

Total Investments at Value	$217,914,698	$10,910,969	$8,848	$228,834,515

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$204,807	$—	$—	$204,807

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Financial Statements

425

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

United States Treasury Notes	7.1%
Applications Software	3.9
United States Treasury Bonds	3.7
Medical-Drugs	3.7
Diversified Banking Institutions	3.3
E-Commerce/Products	2.7
Electric-Integrated	2.4
Real Estate Investment Trusts	2.4
Finance-Credit Card	2.2
Electronic Components-Semiconductors	2.0
Web Portals/ISP	1.9
Banks-Commercial	1.9
Diagnostic Equipment	1.8
Insurance-Multi-line	1.7
Computers	1.7
Internet Content-Entertainment	1.7
Commercial Services-Finance	1.6
Diversified Manufacturing Operations	1.5
Medical Products	1.3
Semiconductor Components-Integrated Circuits	1.3
Medical-HMO	1.3
Aerospace/Defense	1.3
Telephone-Integrated	1.2
Insurance Brokers	1.2
Diversified Financial Services	1.1
Insurance-Life/Health	1.1
Oil Companies-Exploration & Production	1.1
Medical-Biomedical/Gene	1.0
Medical Instruments	1.0
Electronic Measurement Instruments	0.9
Oil Companies-Integrated	0.9
Insurance-Property/Casualty	0.9
Data Processing/Management	0.9
Food-Misc./Diversified	0.9
Banks-Super Regional	0.9
Cosmetics & Toiletries	0.9
Industrial Gases	0.8
Semiconductor Equipment	0.8
Auto-Cars/Light Trucks	0.8
Registered Investment Companies	0.8
Electric-Distribution	0.8
Drug Delivery Systems	0.7
Pharmacy Services	0.7
Municipal Bonds & Notes	0.7
Transport-Rail	0.7
Beverages-Non-alcoholic	0.7
Retail-Discount	0.7
Cable/Satellite TV	0.7
Pipelines	0.7
Chemicals-Diversified	0.6
Retail-Restaurants	0.6
Retail-Apparel/Shoe	0.6
Gas-Distribution	0.6
Hotels/Motels	0.5
Auto/Truck Parts & Equipment-Original	0.5
Enterprise Software/Service	0.5
Instruments-Controls	0.5
Finance-Investment Banker/Broker	0.5
E-Commerce/Services	0.5
Internet Content-Information/News	0.4
Finance-Other Services	0.4

Cellular Telecom	0.4%
Apparel Manufacturers	0.4
Multimedia	0.4
Computer Services	0.4
Retail-Building Products	0.4
Food-Meat Products	0.4
Networking Products	0.4
Tobacco	0.4
Containers-Paper/Plastic	0.3
Medical-Hospitals	0.3
Computer Software	0.3
Insurance-Reinsurance	0.3
Chemicals-Specialty	0.3
Import/Export	0.3
Wireless Equipment	0.3
Casino Hotels	0.3
Coatings/Paint	0.3
Containers-Metal/Glass	0.3
Commercial Services	0.3
Transport-Services	0.3
Auto-Heavy Duty Trucks	0.3
Non-Hazardous Waste Disposal	0.2
Airlines	0.2
Electric-Generation	0.2
Food-Confectionery	0.2
Banks-Fiduciary	0.2
Electronic Components-Misc.	0.2
Paper & Related Products	0.2
Beverages-Wine/Spirits	0.2
Athletic Footwear	0.2
Machinery-Electrical	0.2
Electronic Connectors	0.2
Metal-Copper	0.2
Finance-Leasing Companies	0.2
Audio/Video Products	0.2
Real Estate Operations & Development	0.2
Human Resources	0.2
Industrial Automated/Robotic	0.2
Veterinary Diagnostics	0.2
Retail-Auto Parts	0.2
Non-Ferrous Metals	0.2
Software Tools	0.2
Building-Residential/Commercial	0.2
Consulting Services	0.2
Transport-Truck	0.2
Transport-Equipment & Leasing	0.2
Brewery	0.2
Advertising Services	0.2
Advertising Agencies	0.1
Aerospace/Defense-Equipment	0.1
Government National Mtg. Assoc.	0.1
Computer Aided Design	0.1
Dialysis Centers	0.1
Rental Auto/Equipment	0.1
Diversified Minerals	0.1
Food-Retail	0.1
Food-Catering	0.1
Machinery-Farming	0.1
Consumer Products-Misc.	0.1
Investment Companies	0.1
Private Equity	0.1

426

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Office Supplies & Forms	0.1%
Oil-Field Services	0.1
Oil Refining & Marketing	0.1
Medical-Generic Drugs	0.1
Regional Authority	0.1
Electric Products-Misc.	0.1
Cruise Lines	0.1
Diversified Operations	0.1
Tools-Hand Held	0.1
Water	0.1
Real Estate Management/Services	0.1
Machinery-Pumps	0.1
Schools	0.1
Metal-Diversified	0.1
Finance-Auto Loans	0.1
Federal Home Loan Mtg. Corp.	0.1
Savings & Loans/Thrifts	0.1
Distribution/Wholesale	0.1
Engineering/R&D Services	0.1
Steel-Producers	0.1
E-Marketing/Info	0.1
Wire & Cable Products	0.1
Machinery-General Industrial	0.1
Web Hosting/Design	0.1
Internet Security	0.1
Agricultural Chemicals	0.1
Entertainment Software	0.1
Miscellaneous Manufacturing	0.1
Broadcast Services/Program	0.1
Medical-Wholesale Drug Distribution	0.1
Internet Application Software	0.1
Photo Equipment & Supplies	0.1
Electronic Parts Distribution	0.1
Insurance-Mutual	0.1
Investment Management/Advisor Services	0.1
Medical Labs & Testing Services	0.1
Dental Supplies & Equipment	0.1
Medical-Outpatient/Home Medical	0.1
Satellite Telecom	0.1
Retail-Major Department Stores	0.1
Therapeutics	0.1
Retail-Drug Store	0.1
Rubber-Tires	0.1
Retail-Gardening Products	0.1

100.4%

*	Calculated as a percentage of net assets

427

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 79.7%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	676	$50,910
WPP PLC	22,726	282,914

		333,824

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	1,884	149,900
Trade Desk, Inc., Class A†	240	64,603

		214,503

Aerospace/Defense — 1.2%
Boeing Co.	5,183	1,649,594
Meggitt PLC	45,337	405,531
Northrop Grumman Corp.	1,726	646,508
Spirit AeroSystems Holdings, Inc., Class A	775	50,623
Teledyne Technologies, Inc.†	240	87,614

		2,839,870

Aerospace/Defense-Equipment — 0.1%
HEICO Corp.	60	7,346
HEICO Corp., Class A	373	35,864
L3Harris Technologies, Inc.	1,033	228,634
United Technologies Corp.	204	30,640

		302,484

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	4,216	169,820

Agricultural Operations — 0.0%
Bunge, Ltd.	680	35,652
Cadiz, Inc.†	4,070	37,017

		72,669

Airlines — 0.1%
Alaska Air Group, Inc.	2,018	130,343
Hawaiian Holdings, Inc.	1,640	45,723
United Airlines Holdings, Inc.†	2,050	153,340

		329,406

Apparel Manufacturers — 0.4%
Burberry Group PLC	7,859	201,838
Kering SA	436	267,802
Moncler SpA	6,059	261,636
Oxford Industries, Inc.	680	47,192
Samsonite International SA*	62,700	117,483
Tapestry, Inc.	1,288	33,192
VF Corp.	1,078	89,442

		1,018,585

Appliances — 0.0%
iRobot Corp.†	497	23,384

Applications Software — 3.9%
CDK Global, Inc.	1,180	63,342
Cerence, Inc.†	1,693	36,146
Intuit, Inc.	2,862	802,448
Microsoft Corp.	37,973	6,464,144
Nuance Communications, Inc.†	3,450	65,274
salesforce.com, Inc.†	5,888	1,073,441
ServiceNow, Inc.†	2,400	811,752
Upland Software, Inc.†	1,030	40,211

		9,356,758

Athletic Footwear — 0.2%
NIKE, Inc., Class B	5,538	533,309

Security Description	Shares	Value (Note 2)
Audio/Video Products — 0.2%
Panasonic Corp.	21,000	$208,781
Sony Corp.	3,500	246,009

		454,790

Auto-Cars/Light Trucks — 0.5%
Ferrari NV	792	133,706
Honda Motor Co., Ltd.	4,400	112,372
Suzuki Motor Corp.	4,700	213,374
Tesla, Inc.†	472	307,069
Toyota Motor Corp.	7,600	527,309

		1,293,830

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	896	143,333
PACCAR, Inc.	3,903	289,642

		432,975

Auto/Truck Parts & Equipment-Original — 0.5%
Aisin Seiki Co., Ltd.	3,600	119,250
Aptiv PLC	2,436	206,549
Autoliv, Inc.	632	48,430
Autoliv, Inc. SDR	2,248	173,059
Dorman Products, Inc.†	485	33,853
Lear Corp.	506	62,329
Magna International, Inc.	8,028	406,939
Stanley Electric Co., Ltd.	6,400	164,035
Tenneco, Inc., Class A	600	5,682
Veoneer, Inc.†	612	7,974
WABCO Holdings, Inc.†	425	57,651

		1,285,751

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	940	45,665

Banks-Commercial — 1.7%
ABN AMRO Group NV CVA*	12,341	214,554
Australia & New Zealand Banking Group, Ltd.	12,996	220,625
BankUnited, Inc.	1,650	54,450
Commerzbank AG	6,957	40,049
Danske Bank A/S	10,408	173,810
DBS Group Holdings, Ltd.	10,200	187,137
DNB ASA	20,764	362,306
East West Bancorp, Inc.	1,546	70,869
Erste Group Bank AG	2,847	104,558
Farmers & Merchants Bancorp, Inc.	1,360	39,984
First Interstate BancSystem, Inc., Class A	1,310	50,435
First Republic Bank	724	80,277
FNB Corp.	4,930	57,533
Hilltop Holdings, Inc.	2,180	49,355
Home BancShares, Inc.	2,870	54,874
ING Groep NV	28,876	313,407
Intesa Sanpaolo SpA	70,198	174,484
Meta Financial Group, Inc.	1,372	51,066
National Bank of Canada	5,795	321,541
PacWest Bancorp	1,670	58,533
Park National Corp.	480	45,586
Popular, Inc.	1,150	64,354
Prosperity Bancshares, Inc.	959	67,322
Signature Bank	489	69,384
Standard Chartered PLC	21,480	178,803
Sumitomo Mitsui Trust Holdings, Inc.	5,100	187,239
SVB Financial Group†	263	63,207

428

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Svenska Handelsbanken AB, Class A	32,920	$323,425
TCF Financial Corp.	1,006	42,534
United Bankshares, Inc.	1,630	55,909
United Overseas Bank, Ltd.	14,500	268,988
Webster Financial Corp.	1,210	54,281
Western Alliance Bancorp	1,150	63,514

		4,164,393

Banks-Fiduciary — 0.2%
State Street Corp.	7,490	566,469

Banks-Super Regional — 0.8%
Fifth Third Bancorp	14,364	408,656
PNC Financial Services Group, Inc.	992	147,361
US Bancorp	6,278	334,115
Wells Fargo & Co.	20,085	942,790

		1,832,922

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	670	30,994
EnerSys	730	52,531

		83,525

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	8,843	516,431
Keurig Dr Pepper, Inc.	2,834	80,854
Monster Beverage Corp.†	2,160	143,856
National Beverage Corp.†	565	24,244
New Age Beverages Corp.†	2,300	4,002
PepsiCo, Inc.	5,638	800,709
Primo Water Corp.†	1,910	28,784

		1,598,880

Beverages-Wine/Spirits — 0.2%
Diageo PLC	12,873	509,339
MGP Ingredients, Inc.	770	26,226

		535,565

Brewery — 0.1%
Constellation Brands, Inc., Class A	26	4,896
Kirin Holdings Co., Ltd.	6,700	146,164

		151,060

Broadcast Services/Program — 0.1%
Fox Corp., Class A	2,858	105,975
Liberty Media Corp. - Liberty Formula One, Series C†	630	29,478
MSG Networks, Inc., Class A†	1,040	15,818

		151,271

Building & Construction-Misc. — 0.0%
TopBuild Corp.†	550	62,980

Building Products-Air & Heating — 0.0%
Lennox International, Inc.	320	74,554

Building Products-Cement — 0.0%
MDU Resources Group, Inc.	1,660	49,153

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	360	11,455
Cornerstone Building Brands, Inc.†	920	7,894
Griffon Corp.	1,510	31,393
Masonite International Corp.†	710	53,328

		104,070

Security Description	Shares	Value (Note 2)
Building-Heavy Construction — 0.0%
Aegion Corp.†	1,920	$40,128
Dycom Industries, Inc.†	801	32,376
Goldfield Corp.†	3,900	13,260

		85,764

Building-Residential/Commercial — 0.2%
Green Brick Partners, Inc.†	3,900	45,201
NVR, Inc.†	13	49,621
Persimmon PLC	6,443	260,845

		355,667

Cable/Satellite TV — 0.6%
Altice USA, Inc., Class A†	1,669	45,664
Cable One, Inc.	38	64,753
Charter Communications, Inc., Class A†	238	123,156
Comcast Corp., Class A	19,837	856,760
DISH Network Corp., Class A†	248	9,116
Liberty Broadband Corp., Class C†	1,441	191,552
Liberty Global PLC, Class A†	288	5,910
Liberty Global PLC, Class C†	878	17,103
Sirius XM Holdings, Inc.	3,240	22,907

		1,336,921

Casino Hotels — 0.3%
Las Vegas Sands Corp.	2,076	135,584
MGM Resorts International	8,092	251,337
Wynn Resorts, Ltd.	2,137	269,604

		656,525

Casino Services — 0.0%
Eldorado Resorts, Inc.†	790	47,226
Scientific Games Corp.†	1,050	26,082

		73,308

Cellular Telecom — 0.2%
Sprint Corp.†	3,750	16,388
T-Mobile US, Inc.†	321	25,420
Telstra Corp., Ltd.	22,817	57,527
Vodafone Group PLC ADR	18,566	364,079

		463,414

Chemicals-Diversified — 0.6%
AdvanSix, Inc.†	1,280	23,962
Asahi Kasei Corp.	25,800	263,352
BASF SE	3,584	243,160
Covestro AG*	3,380	142,987
Dow, Inc.	506	23,311
DuPont de Nemours, Inc.	1,979	101,285
Eastman Chemical Co.	615	43,831
Johnson Matthey PLC	7,410	254,562
PPG Industries, Inc.	2,707	324,407
Tosoh Corp.	2,400	33,694
Westlake Chemical Corp.	701	42,901

		1,497,452

Chemicals-Specialty — 0.3%
Chemours Co.	1,260	17,476
Ecolab, Inc.	257	50,400
Element Solutions, Inc.†	4,420	51,714
International Flavors & Fragrances, Inc.	183	23,993
Minerals Technologies, Inc.	898	48,609
NewMarket Corp.	97	42,643
Rogers Corp.†	263	30,968

429

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty (continued)
Sensient Technologies Corp.	838	$50,071
Umicore SA	5,351	246,510
Valvoline, Inc.	2,880	60,711

		623,095

Circuit Boards — 0.0%
TTM Technologies, Inc.†	3,360	48,350

Coal — 0.0%
Arch Coal, Inc., Class A	278	14,326
CONSOL Energy, Inc.†	1,010	8,211

		22,537

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	1,840	53,011
RPM International, Inc.	4,454	317,882
Sherwin-Williams Co.	463	257,886

		628,779

Commercial Services — 0.3%
Cintas Corp.	136	37,940
CoStar Group, Inc.†	537	350,656
LiveRamp Holdings, Inc.†	960	38,630
Macquarie Infrastructure Corp.	1,297	57,211
TechnoPro Holdings, Inc.	1,700	113,989

		598,426

Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	1,623	278,166
Equifax, Inc.	2,567	384,793
Euronet Worldwide, Inc.†	429	67,628
FleetCor Technologies, Inc.†	1,039	327,524
Global Payments, Inc.	4,472	874,052
Green Dot Corp., Class A†	1,630	49,030
IHS Markit, Ltd.	560	44,162
PayPal Holdings, Inc.†	6,032	686,985
S&P Global, Inc.	1,626	477,605
Square, Inc., Class A†	635	47,428
TransUnion	1,370	125,629

		3,363,002

Communications Software — 0.0%
RingCentral, Inc., Class A†	100	20,558

Computer Aided Design — 0.1%
Synopsys, Inc.†	2,279	336,175

Computer Services — 0.4%
Accenture PLC, Class A	3,791	777,951
Cognizant Technology Solutions Corp., Class A	1,435	88,080
Conduent, Inc.†	2,660	11,385
Science Applications International Corp.	610	53,540
Sykes Enterprises, Inc.†	1,370	46,018

		976,974

Computer Software — 0.3%
Bandwidth, Inc., Class A†	300	21,288
Cloudera, Inc.†	3,820	39,308
j2 Global, Inc.	560	53,682
MongoDB, Inc.†	320	52,451
Splunk, Inc.†	2,485	385,821
SS&C Technologies Holdings, Inc.	1,500	94,515
Twilio, Inc., Class A†	540	67,144

Security Description	Shares	Value (Note 2)
Computer Software (continued)
Veritone, Inc.†	2,530	$5,667
Yext, Inc.†	2,210	33,017

		752,893

Computers — 1.6%
Apple, Inc.	12,277	3,799,854
Dell Technologies, Inc., Class C†	931	45,405

		3,845,259

Computers-Integrated Systems — 0.0%
NCR Corp.†	1,570	52,940
NetScout Systems, Inc.†	1,750	44,993

		97,933

Computers-Other — 0.0%
3D Systems Corp.†	1,930	21,018
Lumentum Holdings, Inc.†	606	45,916

		66,934

Computers-Periphery Equipment — 0.0%
Qualstar Corp.†	700	3,864
Qumu Corp.†	3,000	7,230

		11,094

Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	1,137	88,731
FTI Consulting, Inc.†	540	64,832
Worley, Ltd.	20,043	200,008

		353,571

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	1,765	252,818
Spectrum Brands Holdings, Inc.	829	50,909

		303,727

Containers-Metal/Glass — 0.3%
Ball Corp.	8,301	599,166
Greif, Inc., Class B	370	17,538

		616,704

Containers-Paper/Plastic — 0.3%
Amcor PLC CDI	16,253	169,420
Matthews International Corp., Class A	1,000	37,320
Packaging Corp. of America	3,336	319,422
Sealed Air Corp.	4,566	162,093
Sonoco Products Co.	1,050	59,997

		748,252

Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	568	41,907
Edgewell Personal Care Co.†	594	15,337
L’Oreal SA	1,396	391,176
Pola Orbis Holdings, Inc.	3,100	67,581
Procter & Gamble Co.	2,984	371,866
Unilever PLC	15,774	942,140

		1,830,007

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	2,267	265,420

Data Processing/Management — 0.9%
CSG Systems International, Inc.	1,020	50,817
DocuSign, Inc.†	1,061	83,299
Fidelity National Information Services, Inc.	9,312	1,337,762

430

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management (continued)
Fiserv, Inc.†	5,520	$654,727

		2,126,605

Dental Supplies & Equipment — 0.1%
Envista Holdings Corp.†	4,615	136,558

Diagnostic Equipment — 1.8%
Accelerate Diagnostics, Inc.†	1,180	19,824
Danaher Corp.	15,102	2,429,459
Repligen Corp.†	540	54,211
Thermo Fisher Scientific, Inc.	5,670	1,775,787

		4,279,281

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	6,383	326,997

Disposable Medical Products — 0.0%
Teleflex, Inc.	26	9,659

Distribution/Wholesale — 0.1%
EVI Industries, Inc.†	530	14,183
HD Supply Holdings, Inc.†	1,350	54,999
Hudson Technologies, Inc.†	3,960	3,246
SiteOne Landscape Supply, Inc.†	620	59,861
Systemax, Inc.	990	23,413
WESCO International, Inc.†	990	47,926

		203,628

Diversified Banking Institutions — 2.6%
Bank of America Corp.	8,923	292,942
Barclays PLC ADR	4,947	43,534
BNP Paribas SA	7,474	397,424
Citigroup, Inc.	9,011	670,508
Goldman Sachs Group, Inc.	642	152,635
JPMorgan Chase & Co.	21,658	2,866,653
Lloyds Banking Group PLC	388,745	289,361
Macquarie Group, Ltd.	3,236	308,201
Mitsubishi UFJ Financial Group, Inc.	59,600	304,909
Morgan Stanley	20,433	1,067,829

		6,393,996

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	1,708	10,982

Diversified Manufacturing Operations — 1.4%
Carlisle Cos., Inc.	474	74,053
Fabrinet†	720	45,389
General Electric Co.	167,973	2,091,264
Illinois Tool Works, Inc.	1,813	317,239
Siemens AG	6,054	749,731
Textron, Inc.	1,856	85,246

		3,362,922

Diversified Minerals — 0.1%
BHP Group PLC	11,545	252,868
BHP Group, Ltd.	2,673	68,835

		321,703

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	30,000	265,219

Drug Delivery Systems — 0.7%
Becton Dickinson and Co.	5,949	1,637,046
DexCom, Inc.†	380	91,485
Heron Therapeutics, Inc.†	1,830	38,174

		1,766,705

Security Description	Shares	Value (Note 2)
E-Commerce/Products — 2.6%
Alibaba Group Holding, Ltd. ADR†	8,573	$1,771,096
Amazon.com, Inc.†	2,225	4,469,402
ASOS PLC†	4,549	184,469

		6,424,967

E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	326	596,760
GrubHub, Inc.†	820	44,403
IAC/InterActiveCorp†	1,205	293,526
Lyft, Inc., Class A†	500	23,740
Match Group, Inc.†	645	50,452
Trip.com Group, Ltd .† ADR	1,632	52,436
TrueCar, Inc.†	2,430	8,991
Zillow Group, Inc., Class A†	70	3,234
Zillow Group, Inc., Class C†	630	29,112

		1,102,654

E-Marketing/Info — 0.1%
CyberAgent, Inc.	4,700	187,643

E-Services/Consulting — 0.0%
CDW Corp.	396	51,658

Electric Products-Misc. — 0.1%
AMETEK, Inc.	322	31,282
Legrand SA	2,306	184,984
Novanta, Inc.†	590	53,531

		269,797

Electric-Distribution — 0.6%
CenterPoint Energy, Inc.	3,900	103,272
Sempra Energy	8,946	1,437,085
Spark Energy, Inc., Class A	1,630	15,469

		1,555,826

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	7,500	168,859
Engie SA	24,358	419,315

		588,174

Electric-Integrated — 2.0%
Ameren Corp.	1,568	128,654
American Electric Power Co., Inc.	5,456	568,624
Edison International	8,463	647,843
Entergy Corp.	3,510	461,635
Eversource Energy	2,949	272,606
NextEra Energy, Inc.	8,014	2,149,355
OGE Energy Corp.	1,685	77,257
PNM Resources, Inc.	1,200	65,076
Southern Co.	8,198	577,139

		4,948,189

Electronic Components-Misc. — 0.2%
Applied Optoelectronics, Inc.†	490	5,537
Atkore International Group, Inc.†	1,240	49,228
Knowles Corp.†	2,120	41,828
Murata Manufacturing Co., Ltd.	3,700	211,389
Omron Corp.	3,400	194,956
Sensata Technologies Holding PLC†	1,060	50,106

		553,044

Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	5,041	236,927
Amkor Technology, Inc.†	3,780	42,525

431

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Broadcom, Inc.	2,699	$823,627
EMCORE Corp.†	1,740	5,864
GSI Technology, Inc.†	980	7,948
Hamamatsu Photonics KK	4,200	178,402
Impinj, Inc.†	460	14,803
Inphi Corp.†	520	39,499
Intel Corp.	351	22,439
KEMET Corp.	1,680	43,747
MACOM Technology Solutions Holdings, Inc.†	1,080	30,694
Marvell Technology Group, Ltd.	8,581	206,287
Microchip Technology, Inc.	2,012	196,130
Micron Technology, Inc.†	10,006	531,219
NVIDIA Corp.	2,697	637,652
QuickLogic Corp.†	828	5,249
Samsung Electronics Co., Ltd.	12,529	586,347
Skyworks Solutions, Inc.	525	59,404
Texas Instruments, Inc.	6,360	767,334
Xilinx, Inc.	3,253	274,813

		4,710,910

Electronic Connectors — 0.2%
Amphenol Corp., Class A	2,977	296,122
TE Connectivity, Ltd.	2,258	208,143

		504,265

Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	5,364	442,852
FLIR Systems, Inc.	431	22,214
Fortive Corp.	4,788	358,765
Keysight Technologies, Inc.†	3,300	306,867
Roper Technologies, Inc.	3,002	1,145,743

		2,276,441

Electronic Parts Distribution — 0.1%
Avnet, Inc.	1,440	52,546
SYNNEX Corp.	404	55,655
Tech Data Corp.†	324	46,636

		154,837

Electronic Security Devices — 0.0%
Identiv, Inc.†	800	3,792

Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	517	38,956
SunPower Corp.†	810	6,901
Sunworks, Inc.†	671	638

		46,495

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	2,111	195,331

Enterprise Software/Service — 0.5%
Alteryx, Inc., Class A†	400	55,788
Asure Software, Inc.†	480	4,046
Atlassian Corp. PLC, Class A†	536	78,792
Benefitfocus, Inc.†	810	14,985
Coupa Software, Inc.†	560	90,244
Evolent Health, Inc., Class A†	1,680	16,934
Manhattan Associates, Inc.†	780	66,659
Oracle Corp.	995	52,188
Paycom Software, Inc.†	437	139,036
Veeva Systems, Inc., Class A†	719	105,413
Workday, Inc., Class A†	3,188	588,600

		1,212,685

Security Description	Shares	Value (Note 2)
Entertainment Software — 0.1%
Activision Blizzard, Inc.	488	$28,538
Electronic Arts, Inc.†	1,299	140,188

		168,726

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	5,205	166,716
Credit Acceptance Corp.†	122	52,336

		219,052

Finance-Consumer Loans — 0.0%
LendingTree, Inc.†	57	17,738
SLM Corp.	6,690	73,055

		90,793

Finance-Credit Card — 2.1%
American Express Co.	3,194	414,805
Capital One Financial Corp.	2,279	227,444
Mastercard, Inc., Class A	5,075	1,603,396
Visa, Inc., Class A	14,821	2,948,934

		5,194,579

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	8,806	401,113
Close Brothers Group PLC	2,083	38,861
E*TRADE Financial Corp.	4,478	190,852
Piper Jaffray Cos.	640	52,755
TD Ameritrade Holding Corp.	8,395	398,595
Tradeweb Markets, Inc.	1,748	80,723

		1,162,899

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	24,000	150,594

Finance-Other Services — 0.4%
Cboe Global Markets, Inc.	278	34,255
CME Group, Inc.	2,213	480,465
Intercontinental Exchange, Inc.	3,846	383,600
SEI Investments Co.	1,200	78,312

		976,632

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	130	5,959

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	80	3,962

Food-Baking — 0.0%
Hostess Brands, Inc.†	3,690	49,520

Food-Catering — 0.1%
Aramark	1,550	68,417
Compass Group PLC	9,637	238,691

		307,108

Food-Confectionery — 0.2%
Mondelez International, Inc., Class A	10,112	580,227

Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	10,733	886,868

Food-Misc./Diversified — 0.9%
Conagra Brands, Inc.	7,277	239,559
Ingredion, Inc.	286	25,168
McCormick & Co., Inc.	782	127,755
Nestle SA	14,298	1,578,413
Wilmar International, Ltd.	68,200	192,317

		2,163,212

432

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	8,100	$310,551

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	1,240	49,811

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,310	48,981

Funeral Services & Related Items — 0.0%
Service Corp. International	1,275	61,136

Garden Products — 0.0%
Toro Co.	930	74,419

Gas-Distribution — 0.5%
Atmos Energy Corp.	3,560	416,627
Beijing Enterprises Holdings, Ltd.	28,000	122,298
National Grid PLC	20,453	272,342
NiSource, Inc.	6,169	180,813
ONE Gas, Inc.	637	60,196
Southwest Gas Holdings, Inc.	705	53,235
UGI Corp.	1,140	47,413

		1,152,924

Golf — 0.0%
Acushnet Holdings Corp.	1,510	46,765

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc.†	500	38,020

Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.	5,021	541,264
Marcus Corp.	920	26,818
Marriott International, Inc., Class A	3,959	554,498
Playa Hotels & Resorts NV†	2,250	15,795
St. Joe Co.†	2,350	49,373
Wyndham Destinations, Inc.	1,130	54,839
Wyndham Hotels & Resorts, Inc.	1,000	57,170

		1,299,757

Human Resources — 0.2%
Barrett Business Services, Inc.	500	41,415
ManpowerGroup, Inc.	697	63,768
Recruit Holdings Co., Ltd.	8,000	312,882

		418,065

Import/Export — 0.3%
Mitsubishi Corp.	10,600	272,101
Sumitomo Corp.	26,500	395,064

		667,165

Independent Power Producers — 0.0%
Vistra Energy Corp.	1,600	36,032

Industrial Automated/Robotic — 0.2%
Ichor Holdings, Ltd.†	1,470	49,083
SMC Corp.	400	173,073
THK Co., Ltd.	7,800	194,334

		416,490

Industrial Gases — 0.8%
Air Liquide SA	2,049	296,817
Air Products & Chemicals, Inc.	1,917	457,607
Linde PLC	6,325	1,284,797

		2,039,221

Instruments-Controls — 0.5%
ABB, Ltd.	13,962	324,910

Security Description	Shares	Value (Note 2)
Instruments-Controls (continued)
Honeywell International, Inc.	4,879	$845,140

		1,170,050

Insurance Brokers — 1.1%
Aon PLC	1,699	374,205
Marsh & McLennan Cos., Inc.	9,273	1,037,278
Willis Towers Watson PLC	5,514	1,165,053

		2,576,536

Insurance-Life/Health — 1.0%
AIA Group, Ltd.	19,800	195,208
Aviva PLC	37,475	197,770
AXA SA	22,696	604,670
Challenger, Ltd.	32,059	187,749
Equitable Holdings, Inc.	21,038	505,333
Health Insurance Innovations, Inc., Class A†	350	8,043
Prudential PLC	11,088	197,340
Sun Life Financial, Inc.	8,841	415,662
Trupanion, Inc.†	1,210	38,623

		2,350,398

Insurance-Multi-line — 1.7%
American Financial Group, Inc.	683	74,304
Chubb, Ltd.	16,329	2,481,845
Direct Line Insurance Group PLC	49,285	220,568
Hartford Financial Services Group, Inc.	339	20,096
MetLife, Inc.	6,165	306,462
Ping An Insurance Group Co. of China, Ltd.	21,500	243,233
Sampo Oyj, Class A	3,389	153,531
Storebrand ASA	31,726	244,178
Voya Financial, Inc.	2,002	119,579
Zurich Insurance Group AG	823	342,087

		4,205,883

Insurance-Property/Casualty — 0.9%
Alleghany Corp.†	102	81,361
American National Insurance Co.	404	44,505
Arch Capital Group, Ltd.†	2,085	92,074
Berkshire Hathaway, Inc., Class B†	1,849	414,971
Fidelity National Financial, Inc.	1,560	76,050
James River Group Holdings, Ltd.	1,240	53,246
Markel Corp.†	74	86,800
Mercury General Corp.	920	45,163
PICC Property & Casualty Co., Ltd.	262,000	279,701
Progressive Corp.	4,340	350,194
RSA Insurance Group PLC	22,123	160,499
Tokio Marine Holdings, Inc.	7,300	395,207
White Mountains Insurance Group, Ltd.	49	54,744

		2,134,515

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	779	51,102
Axis Capital Holdings, Ltd.	670	43,048
Muenchener Rueckversicherungs-Gesellschaft AG	1,757	518,451
Reinsurance Group of America, Inc.	405	58,340
RenaissanceRe Holdings, Ltd.	355	67,251

		738,192

433

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Application Software — 0.1%
Okta, Inc.†	650	$83,233
Zendesk, Inc.†	898	77,587

		160,820

Internet Content-Entertainment — 1.7%
Facebook, Inc., Class A†	14,749	2,977,970
JOYY, Inc. ADR†	2,460	148,904
Netflix, Inc.†	2,523	870,662
Roku, Inc.†	384	46,445
Snap, Inc., Class A†	1,600	29,408

		4,073,389

Internet Content-Information/News — 0.4%
Spotify Technology SA†	609	86,052
Tencent Holdings, Ltd.	20,200	959,158

		1,045,210

Internet Security — 0.1%
NortonLifeLock, Inc.	6,625	108,783
Palo Alto Networks, Inc.†	268	62,921

		171,704

Internet Telephone — 0.0%
8x8, Inc.†	2,680	49,902

Investment Companies — 0.1%
Melrose Industries PLC	96,663	298,838

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	125	20,676
GAM Holding AG†	6,210	19,167
Raymond James Financial, Inc.	573	52,389
XP, Inc., Class A†	1,303	52,303

		144,535

Lasers-System/Components — 0.0%
Coherent, Inc.†	271	38,327
II-VI, Inc.†	1,606	54,042

		92,369

Lighting Products & Systems — 0.0%
Universal Display Corp.	206	36,291

Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	737	63,411

Machinery-Electrical — 0.2%
Argan, Inc.	630	26,529
BWX Technologies, Inc.	1,040	66,134
Mitsubishi Electric Corp.	30,900	426,387

		519,050

Machinery-Farming — 0.1%
Deere & Co.	1,833	290,677

Machinery-General Industrial — 0.1%
Middleby Corp.†	565	63,370
Tennant Co.	640	49,421
Wabtec Corp.	871	64,332

		177,123

Machinery-Pumps — 0.1%
Cactus, Inc., Class A	1,200	34,584
Dover Corp.	511	58,178
Flowserve Corp.	2,165	101,062
Graco, Inc.	1,000	53,150

		246,974

Security Description	Shares	Value (Note 2)
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	1,915	$33,532

Medical Information Systems — 0.0%
MTBC, Inc.†	1,700	8,245

Medical Instruments — 0.9%
Alcon, Inc.†	1,897	112,069
Boston Scientific Corp.†	7,330	306,907
Elekta AB, Series B	14,045	160,505
Intuitive Surgical, Inc.†	1,280	716,519
Medtronic PLC	6,273	724,155
NuVasive, Inc.†	770	59,383
TransEnterix, Inc.†	1,376	1,871

		2,081,409

Medical Labs & Testing Services — 0.1%
Evotec SE†	3,914	105,713
MEDNAX, Inc.†	1,410	32,529

		138,242

Medical Products — 1.3%
Abbott Laboratories	1,268	110,494
Cooper Cos., Inc.	59	20,466
Glaukos Corp.†	650	36,562
GN Store Nord A/S	3,542	175,883
Hologic, Inc.†	1,032	55,233
Inogen, Inc.†	448	19,833
Koninklijke Philips NV	15,435	706,545
Penumbra, Inc.†	335	58,779
Pulse Biosciences, Inc.†	800	11,200
Siemens Healthineers AG*	5,298	249,948
Stryker Corp.	6,669	1,405,158
Tactile Systems Technology, Inc.†	540	30,343
West Pharmaceutical Services, Inc.	560	87,332
Zimmer Biomet Holdings, Inc.	1,106	163,577

		3,131,353

Medical-Biomedical/Gene — 1.0%
Aldeyra Therapeutics, Inc.†	710	3,791
Alexion Pharmaceuticals, Inc.†	1,362	135,369
Alnylam Pharmaceuticals, Inc.†	740	84,945
Amgen, Inc.	930	200,926
Anavex Life Sciences Corp.†	2,300	6,578
Ascendis Pharma A/S ADR†	641	86,599
BioCryst Pharmaceuticals, Inc.†	3,700	10,545
Biogen, Inc.†	784	210,778
BioMarin Pharmaceutical, Inc.†	1,041	86,924
Bluebird Bio, Inc.†	340	27,095
Cara Therapeutics, Inc.†	1,370	22,057
ChemoCentryx, Inc.†	1,430	60,661
Cleveland BioLabs, Inc.†	2,200	9,306
CSL, Ltd.	813	166,234
Exact Sciences Corp.†	1,389	129,566
Exelixis, Inc.†	2,210	38,012
Five Prime Therapeutics, Inc.†	950	4,484
Gilead Sciences, Inc.	1,058	66,866
Immunomedics, Inc.†	2,100	38,997
Incyte Corp.†	189	13,810
Intercept Pharmaceuticals, Inc.†	451	41,677
Lexicon Pharmaceuticals, Inc.†	1,740	5,377
Mirati Therapeutics, Inc.†	400	34,732
Ovid therapeutics, Inc.†	2,061	7,420
PolarityTE, Inc.†	560	1,736
Puma Biotechnology, Inc.†	592	4,653
Radius Health, Inc.†	800	14,048

434

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Regeneron Pharmaceuticals, Inc.†	36	$12,166
Rexahn Pharmaceuticals, Inc.†	258	516
Savara, Inc.†	4,360	11,423
Seattle Genetics, Inc.†	956	103,621
Selecta Biosciences, Inc.†	1,310	4,716
Theravance Biopharma, Inc.†	1,280	35,686
United Therapeutics Corp.†	536	52,351
Vertex Pharmaceuticals, Inc.†	3,250	737,912
Veru, Inc.†	4,100	14,350
WaVe Life Sciences, Ltd.†	980	6,958
Xencor, Inc.†	770	26,134
ZIOPHARM Oncology, Inc.†	4,100	16,154

		2,535,173

Medical-Drugs — 3.6%
AbbVie, Inc.	10,875	881,092
Aclaris Therapeutics, Inc.†	1,460	1,810
Aimmune Therapeutics, Inc.†	810	25,150
Alkermes PLC†	1,020	17,758
Allergan PLC	284	53,006
Astellas Pharma, Inc.	38,000	673,287
Bausch Health Cos., Inc.†	1,038	28,472
Bayer AG	7,069	570,812
Corbus Pharmaceuticals Holdings, Inc.†	3,410	22,063
Eagle Pharmaceuticals, Inc.†	480	25,834
Eli Lilly & Co.	226	31,559
GlaxoSmithKline PLC ADR	9,529	445,957
Horizon Therapeutics PLC†	1,640	56,564
Ipsen SA	1,535	114,539
Johnson & Johnson	5,878	875,058
Jounce Therapeutics, Inc.†	1,660	10,441
Merck & Co., Inc.	7,581	647,721
Novartis AG	9,041	855,229
Novartis AG ADR	204	19,280
Novo Nordisk A/S, Class B	2,344	143,091
Otsuka Holdings Co., Ltd.	5,800	256,555
Pacira BioSciences, Inc.†	600	25,932
Pfizer, Inc.	21,039	783,492
PRA Health Sciences, Inc.†	400	40,524
Prestige Consumer Healthcare, Inc.†	1,040	42,182
Progenics Pharmaceuticals, Inc.†	3,540	15,788
Ra Pharmaceuticals, Inc.†	1,040	48,745
Roche Holding AG	2,701	909,051
Roche Holding AG ADR	409	17,096
Sanofi	4,852	467,946
Spectrum Pharmaceuticals, Inc.†	1,930	4,883
Syros Pharmaceuticals, Inc.†	1,980	13,979
Takeda Pharmaceutical Co., Ltd. ADR	5,565	107,015
TherapeuticsMD, Inc.†	4,600	10,350
Zoetis, Inc.	4,285	575,090

		8,817,351

Medical-Generic Drugs — 0.0%
Momenta Pharmaceuticals, Inc.†	2,160	62,683
Teligent, Inc.†	1,620	664

		63,347

Medical-HMO — 1.1%
Anthem, Inc.	2,060	546,477
Centene Corp.†	6,367	399,911
Humana, Inc.	18	6,052
Molina Healthcare, Inc.†	549	67,511

Security Description	Shares	Value (Note 2)
Medical-HMO (continued)
UnitedHealth Group, Inc.	6,136	$1,671,753

		2,691,704

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	1,859	258,029
Tenet Healthcare Corp.†	1,360	43,031

		301,060

Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	160	74,726
LHC Group, Inc.†	424	61,798

		136,524

Medical-Wholesale Drug Distribution — 0.0%
Diplomat Pharmacy, Inc.†	6,880	27,382
McKesson Corp.	252	35,938

		63,320

Metal Products-Distribution — 0.0%
Ryerson Holding Corp.†	1,440	14,760
Worthington Industries, Inc.	1,280	47,078

		61,838

Metal-Copper — 0.2%
Antofagasta PLC	18,150	196,686
Freeport-McMoRan, Inc.	25,416	282,118

		478,804

Metal-Diversified — 0.1%
Rio Tinto, Ltd.	1,575	102,585
South32, Ltd.	76,992	131,892

		234,477

Metal-Iron — 0.0%
Cleveland-Cliffs, Inc.	4,170	29,273

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	1,533	167,558

Multimedia — 0.4%
E.W. Scripps Co., Class A	570	6,920
Walt Disney Co.	6,872	950,466

		957,386

Networking Products — 0.4%
Cisco Systems, Inc.	11,808	542,814
Infinera Corp.†	2,450	18,056
Lantronix, Inc.†	1,100	4,202
Telefonaktiebolaget LM Ericsson, Class B	41,697	328,093

		893,165

Non-Ferrous Metals — 0.1%
IGO, Ltd.	44,125	177,471

Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	2,550	38,199
Waste Connections, Inc.	4,772	459,591

		497,790

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	4,500	16,830

Office Furnishings-Original — 0.0%
HNI Corp.	1,350	48,560
Steelcase, Inc., Class A	2,730	50,805

		99,365

435

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,207	$289,647

Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	1,640	13,022
Transocean, Ltd.†	3,570	16,279

		29,301

Oil Companies-Exploration & Production — 0.8%
Apache Corp.	1,113	30,541
Callon Petroleum Co.†	2,580	7,740
CNX Resources Corp.†	1,800	13,014
Concho Resources, Inc.	1,085	82,221
ConocoPhillips	5,507	327,281
Continental Resources, Inc.	2,166	58,959
EOG Resources, Inc.	9,255	674,782
Hess Corp.	166	9,391
Mammoth Energy Services, Inc.	1,370	1,945
Occidental Petroleum Corp.	13,863	550,638
Parsley Energy, Inc., Class A	2,010	33,447
Pioneer Natural Resources Co.	477	64,395
Tellurian, Inc.†	1,720	12,074
Torchlight Energy Resources, Inc.†	10,100	6,264
WPX Energy, Inc.†	2,940	35,133
Zion Oil & Gas, Inc.†	13,700	3,192

		1,911,017

Oil Companies-Integrated — 0.8%
BP PLC ADR	2,607	94,191
Chevron Corp.	887	95,033
Equinor ASA	16,539	300,777
Exxon Mobil Corp.	4,019	249,660
Royal Dutch Shell PLC, Class B ADR	6,631	353,300
TOTAL SA	17,472	851,423
TOTAL SA ADR	1,744	84,741

		2,029,125

Oil Refining & Marketing — 0.1%
DCC PLC	2,643	213,835
Marathon Petroleum Corp.	1,307	71,232

		285,067

Oil-Field Services — 0.1%
Halliburton Co.	3,709	80,893
MRC Global, Inc.†	3,011	33,904
NexTier Oilfield Solutions, Inc.†	1,760	9,064
Schlumberger, Ltd.	4,022	134,777

		258,638

Paper & Related Products — 0.1%
International Paper Co.	2,157	87,833
Stora Enso Oyj, Class R	19,689	256,442

		344,275

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	400	77,616

Pharmacy Services — 0.5%
Cigna Corp.	5,067	974,789
CVS Health Corp.	4,830	327,571

		1,302,360

Photo Equipment & Supplies — 0.1%
Largan Precision Co., Ltd.	1,000	155,706

Security Description	Shares	Value (Note 2)
Pipelines — 0.4%
Cheniere Energy, Inc.†	795	$47,096
NextDecade Corp.†	3,080	15,061
Targa Resources Corp.	2,174	79,351
TC Energy Corp.	13,796	756,297

		897,805

Poultry — 0.0%
Pilgrim’s Pride Corp.†	1,300	33,865

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	496	71,042

Private Equity — 0.1%
Blackstone Group, Inc., Class A	2,505	152,980
KKR & Co, Inc. Class A	4,396	140,233

		293,213

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	2,940	16,229
John Wiley & Sons, Inc., Class A	900	39,258

		55,487

Publishing-Newspapers — 0.0%
TEGNA, Inc.	1,500	25,350

Publishing-Periodicals — 0.0%
Meredith Corp.	220	6,611

Quarrying — 0.0%
Compass Minerals International, Inc.	540	31,261

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	110	415
Liberty Media Corp. - Liberty SiriusXM, Series C†	970	47,550

		47,965

Real Estate Investment Trusts — 2.0%
American Tower Corp.	2,168	502,412
Annaly Capital Management, Inc.	6,850	66,856
Apple Hospitality REIT, Inc.	3,680	55,274
AvalonBay Communities, Inc.	388	84,076
CIM Commercial Trust Corp.	1,533	23,853
Colony Capital, Inc.	5,650	26,385
CoreCivic, Inc.	1,200	19,140
CoreSite Realty Corp.	497	58,373
Crown Castle International Corp.	2,420	362,613
CubeSmart	1,790	56,689
Diversified Healthcare Trust	2,280	17,602
Douglas Emmett, Inc.	797	33,075
EPR Properties	642	45,820
Equinix, Inc.	64	37,743
Equity LifeStyle Properties, Inc.	1,000	72,750
Equity Residential	2,168	180,117
Great Portland Estates PLC	15,981	196,850
Healthcare Trust of America, Inc., Class A	1,520	48,686
Hudson Pacific Properties, Inc.	1,440	52,330
Invitation Homes, Inc.	1,600	50,352
JBG SMITH Properties	1,532	62,123
Kilroy Realty Corp.	795	65,643
Lamar Advertising Co., Class A	670	62,183
LTC Properties, Inc.	1,070	49,391
Medical Properties Trust, Inc.	3,330	73,759
National Retail Properties, Inc.	1,360	76,160
Omega Healthcare Investors, Inc.	1,530	64,183
Orchid Island Capital, Inc.	7,760	46,870

436

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Outfront Media, Inc.	1,770	$52,640
Paramount Group, Inc.	4,020	56,521
Park Hotels & Resorts, Inc.	1,810	39,711
Physicians Realty Trust	3,080	59,598
Piedmont Office Realty Trust, Inc., Class A	2,480	57,511
Prologis, Inc.	11,035	1,024,931
Public Storage	264	59,073
RLJ Lodging Trust	3,350	52,126
Sabra Health Care REIT, Inc.	2,790	59,985
Scentre Group	57,417	146,470
Service Properties Trust	2,110	45,534
Simon Property Group, Inc.	571	76,029
SL Green Realty Corp.	343	31,570
Starwood Property Trust, Inc.	2,780	71,335
Summit Hotel Properties, Inc.	3,850	42,696
Sun Communities, Inc.	281	45,570
Unibail-Rodamco-Westfield (Euronext Amsterdam)	916	124,275
Unibail-Rodamco-Westfield (Euronext Paris)	4	544
VEREIT, Inc.	6,650	64,904
Vornado Realty Trust	368	24,203
Weyerhaeuser Co.	1,368	39,604
WP Carey, Inc.	975	82,017

		4,748,155

Real Estate Management/Services — 0.1%
Deutsche Wohnen SE	3,987	168,995
Maui Land & Pineapple Co., Inc.†	1,920	20,064
Redfin Corp.†	1,280	31,142
RMR Group, Inc., Class A	700	32,249

		252,450

Real Estate Operations & Development — 0.2%
Howard Hughes Corp.†	423	51,471
Mitsui Fudosan Co., Ltd.	13,800	364,683
Transcontinental Realty Investors, Inc.†	800	25,800

		441,954

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp.	33,513	321,860

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	248	58,158

Retail-Apparel/Shoe — 0.6%
Burlington Stores, Inc.†	557	121,131
Caleres, Inc.	1,970	34,574
Lululemon Athletica, Inc.†	1,165	278,889
Ross Stores, Inc.	7,375	827,401
Zalando SE†*	3,666	176,398

		1,438,393

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	1,950	9,613

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	46	48,666
O’Reilly Automotive, Inc.†	228	92,591

		141,257

Retail-Automobile — 0.0%
Penske Automotive Group, Inc.	1,080	50,728

Security Description	Shares	Value (Note 2)
Retail-Building Products — 0.4%
Foundation Building Materials, Inc.†	1,410	$25,140
Home Depot, Inc.	2,766	630,925
Kingfisher PLC	76,239	206,397
Lowe’s Cos., Inc.	812	94,387

		956,849

Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	827	56,294
Qurate Retail, Inc.†	3,770	32,158

		88,452

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	311	50,027

Retail-Discount — 0.7%
Costco Wholesale Corp.	1,022	312,241
Dollar General Corp.	5,926	909,108
Dollar Tree, Inc.†	1,885	164,127
Ollie’s Bargain Outlet Holdings, Inc.†	970	51,449
Walmart, Inc.	1,284	147,005

		1,583,930

Retail-Drug Store — 0.1%
Welcia Holdings Co., Ltd.	2,000	110,481

Retail-Floor Coverings — 0.0%
Floor & Decor Holdings, Inc., Class A†	860	42,407

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,183	109,960

Retail-Home Furnishings — 0.0%
La-Z-Boy, Inc.	1,610	49,330

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	2,150	126,936

Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	400	45,288

Retail-Office Supplies — 0.0%
Office Depot, Inc.	10,500	23,310

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	105	28,131

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	940	23,697

Retail-Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	42	36,404
Darden Restaurants, Inc.	180	20,957
Domino’s Pizza, Inc.	231	65,084
Jack in the Box, Inc.	599	48,968
McDonald’s Corp.	3,510	751,035
Papa John’s International, Inc.	590	38,220
Restaurant Brands International, Inc.	366	22,330
Starbucks Corp.	988	83,812
Yum! Brands, Inc.	4,250	449,523

		1,516,333

Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	1,180	31,258
Sumitomo Rubber Industries, Ltd.	7,200	78,749

		110,007

Rubber/Plastic Products — 0.0%
Proto Labs, Inc.†	500	51,750

437

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Satellite Telecom — 0.1%
Eutelsat Communications SA	7,337	$110,046
Globalstar, Inc.†	20,500	9,758
Gogo, Inc.†	3,050	16,043

		135,847

Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial, Inc.	3,870	51,007
Investors Bancorp, Inc.	4,650	56,195
TFS Financial Corp.	2,460	50,258
WSFS Financial Corp.	1,324	52,814

		210,274

Schools — 0.1%
2U, Inc.†	870	17,235
Bright Horizons Family Solutions, Inc.†	380	62,217
Grand Canyon Education, Inc.†	539	42,193
Strategic Education, Inc.	331	53,718

		175,363

Semiconductor Components-Integrated Circuits — 1.3%
Cirrus Logic, Inc.†	870	66,825
Maxim Integrated Products, Inc.	585	35,170
MaxLinear, Inc.†	1,460	28,455
NXP Semiconductors NV	8,088	1,026,044
Power Integrations, Inc.	552	53,914
QUALCOMM, Inc.	13,198	1,125,921
Renesas Electronics Corp.†	14,600	92,599
Taiwan Semiconductor Manufacturing Co., Ltd.	61,000	652,562

		3,081,490

Semiconductor Equipment — 0.8%
Aehr Test Systems†	1,500	3,075
Applied Materials, Inc.	14,524	842,247
ASML Holding NV (Euronext Amsterdam)	1,350	378,614
ASML Holding NV (NASDAQ)	185	51,922
Brooks Automation, Inc.	980	37,318
KLA Corp.	557	92,317
Lam Research Corp.	731	217,992
MKS Instruments, Inc.	494	51,781
Tokyo Electron, Ltd.	1,200	263,515

		1,938,781

Software Tools — 0.2%
VMware, Inc., Class A†	2,443	361,711

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	990	6,316

Steel-Producers — 0.1%
AK Steel Holding Corp.†	4,100	11,316
Commercial Metals Co.	1,800	36,990
Reliance Steel & Aluminum Co.	467	53,611
Shiloh Industries, Inc.†	920	3,119
United States Steel Corp.	710	6,440

		111,476

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	1,420	57,751
Viavi Solutions, Inc.†	3,340	47,094

		104,845

Security Description	Shares	Value (Note 2)
Telecom Services — 0.0%
Aviat Networks, Inc.†	360	$4,874

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	1,134	26,014

Telephone-Integrated — 1.0%
AT&T, Inc.	18,819	707,971
GCI Liberty, Inc., Class A†	866	63,374
KT Corp.†	4,468	94,837
Nippon Telegraph & Telephone Corp.	30,100	766,364
SoftBank Group Corp.	3,600	145,760
Telecom Italia SpA (RSP)	184,099	96,705
Telefonica Deutschland Holding AG	61,640	186,504
Telephone & Data Systems, Inc.	1,100	24,948
Verizon Communications, Inc.	3,285	195,260
Zayo Group Holdings, Inc.†	600	20,850

		2,302,573

Television — 0.0%
Nexstar Media Group, Inc., Class A	370	44,825
Sinclair Broadcast Group, Inc., Class A	600	17,952

		62,777

Textile-Products — 0.0%
Culp, Inc.	1,220	15,409

Theaters — 0.0%
Cinemark Holdings, Inc.	690	21,742

Therapeutics — 0.1%
Neurocrine Biosciences, Inc.†	600	60,048
Sarepta Therapeutics, Inc.†	510	59,140

		119,188

Tobacco — 0.3%
Altria Group, Inc.	2,611	124,101
Philip Morris International, Inc.	6,431	531,843
Vector Group, Ltd.	1,928	25,334

		681,278

Tools-Hand Held — 0.1%
Snap-on, Inc.	190	30,329
Stanley Black & Decker, Inc.	1,448	230,710

		261,039

Transport-Marine — 0.0%
Kirby Corp.†	610	44,707

Transport-Rail — 0.6%
Canadian Pacific Railway, Ltd.	314	83,464
Central Japan Railway Co.	1,100	215,252
Kansas City Southern	248	41,835
Norfolk Southern Corp.	1,412	293,993
Union Pacific Corp.	4,610	827,126

		1,461,670

Transport-Services — 0.3%
Hub Group, Inc., Class A†	970	51,284
United Parcel Service, Inc., Class B	5,311	549,795

		601,079

Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	2,672	288,389
XPO Logistics, Inc.†	670	59,576

		347,965

438

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	12,890	$398,301

Vitamins & Nutrition Products — 0.0%
Natural Health Trends Corp.	450	1,620
USANA Health Sciences, Inc.†	260	16,042

		17,662

Water — 0.1%
American Water Works Co., Inc.	1,532	208,658
Essential Utilities, Inc.	973	50,538

		259,196

Web Hosting/Design — 0.1%
Endurance International Group Holdings, Inc.†	3,260	15,387
GoDaddy, Inc., Class A†	1,130	75,947
NIC, Inc.	2,220	43,801
VeriSign, Inc.†	192	39,963

		175,098

Web Portals/ISP — 1.9%
Alphabet, Inc., Class A†	623	892,622
Alphabet, Inc., Class C†	2,347	3,366,138
Baidu, Inc. ADR†	843	104,161
NAVER Corp.	871	129,370
Z Holdings Corp.	33,300	130,773

		4,623,064

Wire & Cable Products — 0.1%
Prysmian SpA	8,335	184,625

Wireless Equipment — 0.3%
InterDigital, Inc.	579	31,990
Motorola Solutions, Inc.	3,244	574,188
Ubiquiti Networks, Inc.	220	35,952
ViaSat, Inc.†	350	22,278

		664,408

Wound, Burn & Skin Care — 0.0%
Dermira, Inc.†	1,360	25,772

Total Common Stocks (cost $175,449,662)		193,782,072

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Series A 6.13%	712	46,672

Electric-Distribution — 0.1%
Sempra Energy Series A 6.00%	372	47,099
Sempra Energy Series B 6.75%	280	34,882

		81,981

Electric-Integrated — 0.1%
Southern Co. 6.75%	2,204	125,165

Electronic Components-Semiconductors — 0.0%
Broadcom, Inc. 8.00%	59	67,767

Security Description	Shares/ Principal Amount	Value (Note 2)
Electronic Measurement Instruments — 0.0%
Fortive Corp. Series A 5.00%	30	$28,908

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. 5.00%	202	11,062

Total Convertible Preferred Securities (cost $322,403)		361,555

ASSET BACKED SECURITIES — 1.1%
Diversified Financial Services — 1.1%
Applebee’s Funding LLC/IHOP Funding LLC Series 2019-1A, Class A2I 4.19% due 06/07/2049*	$75,000	76,914
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class B 2.68% due 08/20/2026*	100,000	101,094
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	100,000	103,111
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	105,000	110,549
BBCMS Trust FRS Series 2018-CBM, Class A 2.68% (1 ML+1.00%) due 07/15/2037*(3)	55,000	54,913
BFLD Trust FRS Series 2019-DPLO, Class C 3.22% (1 ML+1.54%) due 10/15/2034*(3)	55,000	54,950
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(3)(4)	100,000	106,350
CIM Trust VRS Series 2019-INV3, Class A15 3.50% due 08/25/2049*(4)(5)	98,110	99,862
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	80,000	80,708
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(4)(5)	68,805	69,502
Enterprise Fleet Financing LLC Series 2018-2, Class A2 3.14% due 02/20/2024*	70,794	71,530
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(3)	100,000	104,526
Galton Funding Mtg. Trust VRS Series 2019 -1, Class A42 4.00% due 02/25/2059*(4)(5)	50,550	51,048
GMF Floorplan Owner Revolving Trust Series 2019-1, Class C 3.06% due 04/15/2024*	101,000	103,726

439

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Great Wolf Trust FRS Series 2019-WOLF, Class C 3.31% (1 ML+1.63%) due 12/15/2036*(3)	$30,000	$30,009
GS Mtg. Securities Trust Series 2019-GSA1, Class B 3.51% due 11/10/2052(3)	47,000	49,829
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A1 2.68% due 11/25/2059*(4)(5)	100,760	101,507
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(4)(5)	58,936	59,597
JPMorgan Mtg. Trust VRS Series 2019-INV2, Class A3 3.50% due 02/25/2050*(4)(5)	26,774	27,376
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(4)(5)	59,147	60,503
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A15 3.50% due 05/25/2050*(4)(5)	54,218	55,252
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	100,000	101,138
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	100,000	101,987
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 3.27% (1 ML+1.59%) due 04/15/2032*(3)	100,000	100,000
OBX Trust FRS Series 2019-EXP3, Class 2A2 2.76% (1 ML+1.10%) due 10/25/2059*(5)	95,537	95,540
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	93,813	96,126
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	40,000	40,654
Sequoia Mtg. Trust VRS Series 2018-CH3, Class A2 4.00% due 08/25/2048*(4)(5)	50,997	52,465
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70% due 05/15/2031*	58,919	59,656
SMB Private Education Loan Trust Series 2017-A, Class A2A 2.88% due 09/15/2034*	76,463	77,701
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(4)(5)	90,237	90,277
Verus Securitization Trust VRS Series 2019-INV3, Class A1 2.69% due 11/25/2059*(4)(5)	98,602	99,130

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
World Omni Automobile Lease Securitization Trust Series 2018-A, Class B 3.06% due 05/15/2023	$40,000	$40,322
World Omni Select Auto Trust Series 2019-A, Class B 2.17% due 12/15/2025	40,000	40,323

Total Asset Backed Securities (cost $2,527,270)		2,568,175

U.S. CORPORATE BONDS & NOTES — 5.4%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 3.50% due 10/01/2020	5,000	5,053
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	50,000	53,863

		58,916

Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	85,000	85,263
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	25,000	33,166
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	50,000	56,206

		174,635

Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 3.35% due 08/16/2021	15,000	15,335
United Technologies Corp. Senior Notes 4.45% due 11/16/2038	50,000	61,602

		76,937

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	25,000	25,583

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	145,000	157,417
Delta Air Lines, Inc. Senior Notes 2.60% due 12/04/2020	30,000	30,186
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	20,000	20,775
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	104,401	116,882

		325,260

440

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	$25,000	$26,854

Auto-Cars/Light Trucks — 0.3%
BMW US Capital LLC Company Guar. Notes 2.95% due 04/14/2022*	80,000	81,927
BMW US Capital LLC Company Guar. Notes 3.25% due 08/14/2020*	50,000	50,407
General Motors Financial Co., Inc. Senior Notes 4.20% due 11/06/2021	105,000	108,634
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.55% due 05/21/2021*	25,000	25,514
Hyundai Capital America Company Guar. Notes 2.85% due 11/01/2022*	28,000	28,508
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	25,000	25,369
Nissan Motor Acceptance Corp. Senior Notes 3.65% due 09/21/2021*	35,000	35,838
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	35,000	35,595
Volkswagen Group of America Finance LLC Company Guar. Notes 2.70% due 09/26/2022*	200,000	203,361

		595,153

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 2.65% due 05/10/2022	105,000	107,312
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	30,000	30,510

		137,822

Banks-Commercial — 0.1%
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	60,000	63,747
SunTrust Bank Senior Notes 3.50% due 08/02/2022	65,000	66,651

		130,398

Banks-Super Regional — 0.1%
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	175,000	178,908
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	50,000	51,802
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	85,000	91,898

		322,608

Security Description	Principal Amount	Value (Note 2)
Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	$40,000	$40,928

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	100,000	110,294
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	50,000	68,218

		178,512

Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	15,000	16,142

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	50,000	55,403

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	25,000	26,212
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	25,000	27,166
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	30,000	30,937
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	75,000	77,681
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	15,000	17,115
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	85,000	93,975

		273,086

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	25,000	26,078

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.15% due 05/15/2024	30,000	31,558

Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	50,000	54,165

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.50% due 03/16/2023	10,000	10,495

441

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services-Finance — 0.1%
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	$105,000	$107,041

Computers — 0.1%
Apple, Inc. Senior Notes 3.20% due 05/11/2027	75,000	80,899
Apple, Inc. Senior Notes 3.25% due 02/23/2026	100,000	107,588
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	58,012

		246,499

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	50,000	53,221

Cosmetics & Toiletries — 0.1%
Unilever Capital Corp. Company Guar. Notes 3.00% due 03/07/2022	110,000	113,036

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	25,000	28,574
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	35,000	36,952

		65,526

Diversified Banking Institutions — 0.6%
Bank of America Corp. FRS Senior Notes 2.60% (3 ML+0.65%) due 06/25/2022	50,000	50,311
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	75,000	80,931
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	250,000	274,008
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	50,000	50,442
Citigroup, Inc. Senior Notes 2.98% due 11/05/2030	50,000	51,888
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	125,000	137,183
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	25,000	32,565
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	75,000	76,115
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	50,000	55,245

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	$25,000	$29,643
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	50,000	53,773
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	50,000	52,750
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	20,000	20,932
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	100,000	109,596
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	125,000	142,750
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	25,000	29,165
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	50,000	52,674
Morgan Stanley Senior Notes 3.13% due 07/27/2026	100,000	105,876
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	81,194
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	25,000	26,636

		1,513,677

Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 08/26/2049	105,000	107,764
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	40,000	41,295
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	50,000	64,136
General Electric Co. Senior Notes 2.70% due 10/09/2022	75,000	76,424

		289,619

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	33,000	35,804

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	25,000	26,205
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	65,000	88,163

		114,368

442

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	$28,000	$31,283
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	25,000	27,266

		58,549

Electric-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 3.60% due 11/01/2021	30,000	30,871
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	25,000	30,440
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	100,000	113,703
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	20,000	20,287
Sempra Energy Senior Notes 2.90% due 02/01/2023	35,000	36,043

		231,344

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	35,000	36,002

Electric-Integrated — 0.3%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	90,000	95,076
American Electric Power Co., Inc. Senior Notes 3.65% due 12/01/2021	5,000	5,177
Appalachian Power Co. Senior Notes 4.40% due 05/15/2044	50,000	59,805
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	25,000	27,944
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	25,000	25,500
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	51,429
Eversource Energy Senior Notes 3.30% due 01/15/2028	30,000	31,865
Eversource Energy Senior Notes 3.80% due 12/01/2023	20,000	21,244
Exelon Corp. Senior Notes 3.40% due 04/15/2026	25,000	26,745
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	25,000	27,545

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	$25,000	$30,645
Mississippi Power Co. Senior Notes 3.95% due 03/30/2028	30,000	33,383
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.34% due 09/01/2020	80,000	80,663
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	25,000	30,059
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	55,000	64,714
Southern Co. Senior Notes 4.40% due 07/01/2046	25,000	29,030
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	100,000	104,991

		745,815

Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 11/15/2048	50,000	61,375

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.20% due 01/15/2021	10,000	10,026
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	105,000	106,871
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021	10,000	10,243

		127,140

Electronic Measurement Instruments — 0.0%
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	25,000	27,680
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	20,000	20,754
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	25,000	27,446

		75,880

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	25,000	25,632

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 2.20% due 10/30/2020	35,000	35,085
American Express Co. Senior Notes 3.70% due 11/05/2021	60,000	61,986

443

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	$85,000	$88,167
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	25,000	26,767
Discover Financial Services Senior Notes 3.85% due 11/21/2022	68,000	71,321
The Western Union Co. Senior Notes 2.85% due 01/10/2025	20,000	20,471

		303,797

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	15,000	15,115
Air Lease Corp. Senior Notes 3.50% due 01/15/2022	15,000	15,456

		30,571

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Senior Notes 3.45% due 09/21/2023	60,000	63,281

Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	25,000	31,993

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	20,000	21,873

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.65% due 06/15/2023	20,000	21,092
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	115,000	124,798
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048	25,000	29,907

		175,797

Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	85,000	85,804
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 06/03/2024	30,000	31,766
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	50,000	56,823

		174,393

Security Description	Principal Amount	Value (Note 2)
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 4.75% due 01/15/2049	$55,000	$70,779
AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023	10,000	10,595
Lincoln National Corp. Senior Notes 4.35% due 03/01/2048	25,000	28,680
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	25,000	27,756
Principal Financial Group, Inc. Company Guar. Notes 4.30% due 11/15/2046	25,000	29,943
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	29,813

		197,566

Insurance-Multi-line — 0.0%
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	30,000	31,434

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	25,000	26,790
Liberty Mutual Group, Inc. Company Guar. Notes 4.50% due 06/15/2049*	80,000	95,689
New York Life Global Funding Sec. Notes 3.25% due 08/06/2021*	30,000	30,752

		153,231

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	25,000	26,631
Fidelity National Financial, Inc. Senior Notes 4.50% due 08/15/2028	55,000	61,649

		88,280

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	60,000	61,468

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	15,000	15,096

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	95,000	103,511

Medical Products — 0.0%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	17,000	18,068

444

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	$25,000	$25,164
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	90,000	92,958
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024*	45,000	46,980
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025*	75,000	82,260

		247,362

Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	25,000	25,141
Anthem, Inc. Senior Notes 4.55% due 03/01/2048	115,000	132,093
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	85,000	91,386
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	25,000	30,596
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	75,000	93,890

		373,106

Medical-Hospitals — 0.2%
Centra Health, Inc. Notes 4.70% due 01/01/2048	45,000	53,944
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	40,000	41,324
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	65,000	70,343
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	130,000	139,687
Partners Healthcare System, Inc. Notes 3.19% due 07/01/2049	95,000	98,648
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	11,929
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	50,000	63,627

		479,502

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	40,000	41,801

Security Description	Principal Amount	Value (Note 2)
Medical-Wholesale Drug Distribution (continued)
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	$25,000	$26,833
McKesson Corp. Senior Notes 3.65% due 11/30/2020	30,000	30,434

		99,068

Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 5.65% due 08/15/2020	25,000	25,520

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	40,000	40,989
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	30,000	32,466

		73,455

Oil Companies-Exploration & Production — 0.2%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	90,000	95,762
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	50,000	58,325
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	100,000	102,523
Hess Corp. Senior Notes 4.30% due 04/01/2027	25,000	26,690
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	25,000	27,349
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	110,000	112,363

		423,012

Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 2.52% due 09/19/2022	25,000	25,456

Oil-Field Services — 0.0%
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	25,000	26,664

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023*	25,000	25,763
Cigna Corp. Company Guar. Notes 3.25% due 04/15/2025*	50,000	52,428
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	35,000	37,008

445

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services (continued)
Cigna Corp. Company Guar. Notes 3.88% due 10/15/2047*	$50,000	$52,471
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046*	25,000	29,897
CVS Health Corp. Senior Notes 3.25% due 08/15/2029	35,000	36,310
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	50,000	54,064
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	100,000	121,214

		409,155

Pipelines — 0.2%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	50,000	54,575
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	20,000	20,674
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	15,000	16,113
Enbridge Energy Partners LP Company Guar. Notes 7.38% due 10/15/2045	45,000	69,120
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	35,000	39,644
Enterprise Products Operating LLC Company Guar. Notes 3.50% due 02/01/2022	85,000	87,839
Florida Gas Transmission Co. LLC Senior Notes 4.35% due 07/15/2025*	50,000	54,814
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	50,000	66,737
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	27,101
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.60% due 03/15/2048	20,000	22,136

		458,753

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 01/15/2024	5,000	5,388
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	110,000	129,592
American Campus Communities Operating Partnership LP Company Guar. Notes 3.30% due 07/15/2026	45,000	47,531

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	$55,000	$59,617
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	25,000	26,035
Duke Realty LP Senior Notes 4.00% due 09/15/2028	70,000	78,329
Essex Portfolio LP Company Guar. Notes 4.00% due 03/01/2029	90,000	100,481
Essex Portfolio LP Company Guar. Notes 4.50% due 03/15/2048	15,000	18,269
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	55,000	58,437
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	30,000	31,754
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	40,000	43,973
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	50,000	63,886
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	50,000	51,492
Vereit Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	70,000	71,245
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	25,000	26,991
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	60,000	66,930
WP Carey, Inc. Senior Notes 3.85% due 07/15/2029	90,000	97,266

		977,216

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 04/18/2024	65,000	68,472
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	52,595
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	25,000	27,250
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	95,000	106,170

		254,487

Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	50,000	52,996

446

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.38% due 03/15/2023	$65,000	$67,341

Schools — 0.0%
Georgetown University Notes 4.32% due 04/01/2049	50,000	63,893

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	29,000	31,156

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 3.95% due 05/01/2028	35,000	39,030

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	100,000	102,493
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	75,000	79,579
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	55,000	61,975
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	50,000	57,835
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	30,000	37,036
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	100,000	111,584
Verizon Communications, Inc. Senior Notes 5.50% due 03/16/2047	25,000	34,881

		485,383

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 3.49% due 02/14/2022	20,000	20,617
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	60,000	72,619
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022	50,000	51,001

		144,237

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	45,000	46,206

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	50,013

Security Description	Principal Amount	Value (Note 2)
Transport-Equipment & Leasing (continued)
GATX Corp. Senior Notes 4.35% due 02/15/2024	$60,000	$64,575

		114,588

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	25,000	29,528
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	25,000	29,965
CSX Corp. Senior Notes 4.25% due 03/15/2029	50,000	57,601
CSX Corp. Senior Notes 4.30% due 03/01/2048	25,000	29,634
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	70,000	72,093

		218,821

Total U.S. Corporate Bonds & Notes (cost $12,121,858)		13,067,827

FOREIGN CORPORATE BONDS & NOTES — 1.4%
Advertising Services — 0.1%
WPP Finance 2010 Company Guar. Notes 3.63% due 09/07/2022	80,000	83,382
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	25,000	26,805

		110,187

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	30,000	30,673

Banks-Commercial — 0.1%
Bank of Montreal Senior Notes 3.10% due 04/13/2021	35,000	35,623
Banque Federative du Credit Mutuel SA Senior Notes 2.13% due 11/21/2022*	200,000	201,560
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	25,000	25,550
Toronto-Dominion Bank Senior Notes 2.50% due 12/14/2020	50,000	50,351

		313,084

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	2,024

Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 3.63% due 04/22/2029	200,000	218,878

447

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	$50,000	$53,209
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	25,000	29,093
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	80,000	94,536
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	60,000	63,986
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	60,000	71,773

		531,475

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	50,000	53,089

Commercial Services-Finance — 0.1%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	200,000	203,240

Diversified Banking Institutions — 0.1%
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	35,000	35,661
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	51,915
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	55,000	56,445
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	55,000	58,376

		202,397

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	164,365
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	30,000	31,589
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	75,000	82,530

		278,484

Insurance Brokers — 0.0%
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,577

Medical-Drugs — 0.0%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	50,000	51,431

Security Description	Principal Amount	Value (Note 2)
Medical-Generic Drugs — 0.1%
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	$200,000	$214,219

Non-Ferrous Metals — 0.1%
Corp Nacional del Cobre de Chile Senior Notes 3.15% due 01/14/2030*	200,000	203,368

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc. Senior Notes 3.50% due 05/01/2029	100,000	108,767

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	25,000	25,691
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	32,611
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	25,000	26,649
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	55,000	62,128

		147,079

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	75,000	79,731
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	25,000	26,760
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	35,000	37,345
Total Capital International SA Company Guar. Notes 2.43% due 01/10/2025	155,000	158,990

		302,826

Paper & Related Products — 0.1%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	203,940

Pipelines — 0.1%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	25,000	26,604
Enbridge, Inc. Company Guar. Notes 5.50% due 12/01/2046	113,000	148,114
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	25,000	25,365

		200,083

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	35,000	37,731

448

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	$210,000	$220,745

Total Foreign Corporate Bonds & Notes (cost $3,261,517)		3,440,419

U.S. GOVERNMENT AGENCIES — 0.2%
Federal Home Loan Mtg. Corp. — 0.1%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2019-HQA2, Class M1 2.36% (1 ML+0.70%) due 04/25/2049*(5)	5,604	5,604
Series 2020-DNA1, Class M1 2.36% (1 ML+0.70%) due 01/25/2050*(5)	35,000	35,024
Series 2018-DNA1, Class M2AT 2.71% (1 ML+1.05%) due 07/25/2030(5)	85,000	84,817
Series 2018-HQA1, Class M2AS 2.76% (1 ML+1.10%) due 09/25/2030(5)	85,000	84,923

		210,368

Federal National Mtg. Assoc. — 0.0%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C05, Class 1M1 2.38% (1 ML+0.72%) due 01/25/2031(5)	16,864	16,866
Series 2019-R03, Class 1M1 2.41% (1 ML+0.75%) due 09/25/2031*(5)	2,451	2,451

		19,317

Government National Mtg. Assoc. — 0.1%
3.50% due 11/20/2047	55,885	58,021
3.50% due 03/20/2048	8,094	8,417
4.00% due 06/20/2048	35,995	37,543
4.50% due 02/20/2046	9,807	10,594
4.50% due 08/20/2048	2,916	3,082
5.50% due 03/20/2049	5,496	5,841
Government National Mtg. Assoc. REMIC FRS
Series 2019-78, Class FB 2.06% (1 ML+0.40%) due 06/20/2049(5)	43,572	43,458
Series 2019-136, Class PF 2.11% (1 ML+0.45%) due 11/20/2049(5)	36,851	36,722
Series 2019-153, Class FB 2.11% (1 ML+0.45%) due 12/20/2049(5)	49,895	49,873
Series 2019-159, Class FM 2.11% (1 ML+0.45%) due 12/20/2049(5)	94,829	94,730

		348,281

Total U.S. Government Agencies (cost $577,847)		577,966

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 10.8%
United States Treasury Bonds — 3.7%
2.25% due 08/15/2046	$102,000	$106,582
2.25% due 08/15/2049	1,339,000	1,409,611
2.38% due 11/15/2049	19,000	20,545
2.50% due 02/15/2045	99,500	108,673
2.50% due 02/15/2046	108,000	118,290
2.50% due 05/15/2046	50,200	55,028
2.75% due 08/15/2047(6)	505,000	583,019
2.75% due 11/15/2047	175,300	202,519
2.88% due 05/15/2043	60,000	69,752
2.88% due 08/15/2045	52,000	60,799
2.88% due 11/15/2046	59,000	69,447
2.88% due 05/15/2049	206,000	245,381
3.00% due 05/15/2045	76,000	90,645
3.00% due 11/15/2045	77,500	92,715
3.00% due 02/15/2047	21,000	25,326
3.00% due 05/15/2047	83,200	100,389
3.00% due 02/15/2048	138,000	167,018
3.00% due 08/15/2048	635,500	771,388
3.00% due 02/15/2049	326,000	397,007
3.13% due 11/15/2041	430,000	520,099
3.13% due 02/15/2043	196,000	236,953
3.13% due 08/15/2044	70,000	84,968
3.13% due 05/15/2048	180,500	223,700
3.38% due 05/15/2044	92,000	116,071
3.38% due 11/15/2048	8,500	11,043
3.50% due 02/15/2039	2,250,000	2,860,576
3.63% due 08/15/2043	46,000	60,068
3.63% due 02/15/2044	61,000	79,817
3.75% due 11/15/2043	66,000	87,868
4.50% due 05/15/2038	90,000	128,275
5.38% due 02/15/2031	17,000	23,604

		9,127,176

United States Treasury Notes — 7.1%
1.50% due 10/31/2024	580,000	584,554
1.50% due 11/30/2024	1,100,000	1,109,109
1.63% due 06/30/2021	130,000	130,350
1.63% due 08/15/2029	413,000	417,017
1.75% due 06/30/2022	220,000	222,217
1.75% due 11/15/2029	195,000	199,060
2.00% due 05/31/2024	2,330,000	2,395,986
2.13% due 05/31/2021	320,000	322,850
2.38% due 05/15/2029	53,300	57,291
2.50% due 01/31/2024	2,095,000	2,190,994
2.63% due 07/31/2020	80,000	80,406
2.63% due 08/15/2020	95,000	95,516
2.63% due 12/15/2021	490,000	501,389
2.63% due 02/28/2023	1,060,000	1,101,862
2.75% due 08/31/2023	1,180,000	1,238,862
2.75% due 02/15/2024	350,000	369,646
2.88% due 04/30/2025	1,915,000	2,062,440
2.88% due 05/15/2028	960,000	1,064,550
3.13% due 05/15/2021	3,035,000	3,098,664

		17,242,763

Total U.S. Government Treasuries (cost $24,929,523)		26,369,939

449

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.7%
Chicago O’Hare International Airport Revenue Bonds Series B 6.40% due 01/01/2040	$50,000	$75,298
County of Cook, IL General Obligation Bonds 6.23% due 11/15/2034	160,000	217,267
County of Miami-Dade, FL Transit System Revenue Bonds 5.62% due 07/01/2040	25,000	34,326
County of Washoe NV Revenue Bonds 7.97% due 02/01/2040	40,000	64,044
Dallas/Fort Worth International Airport Revenue Bonds Series A 2.99% due 11/01/2038	60,000	62,563
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	28,986
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	95,000	126,595
Los Angeles County Public Works Financing Authority Revenue Bonds 7.49% due 08/01/2033	50,000	69,620
Metropolitan Transportation Authority Revenue Bonds 5.87% due 11/15/2039	10,000	13,395
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	50,000	69,114
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	40,000	41,636
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	50,000	73,293
New York State Dormitory Authority Revenue Bonds Series B 4.85% due 07/01/2048	100,000	114,618
Rutgers The State University of New Jersey Revenue Bonds 5.67% due 05/01/2040	50,000	67,991
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	5,323
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	84,126
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	125,000	132,029

Security Description	Shares/ Principal Amount	Value (Note 2)

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3.92% due 12/31/2049	$115,000	$125,404
University of California Revenue Bonds 5.77% due 05/15/2043	20,000	28,237
Utah State Transit Authority Revenue Bonds 3.44% due 12/15/2042	130,000	136,194
Virginia Commonwealth University Health System Authority Revenue Bonds 4.96% due 01/01/2044	25,000	32,636
Western Minnesota Municipal Power Agency Revenue Bonds 3.16% due 01/01/2039	100,000	105,570

Total Municipal Bonds & Notes (cost $1,580,924)		1,708,265

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.1%
Province of Alberta, Canada Senior Notes 2.20% due 07/26/2022	75,000	76,271
Province of Manitoba, Canada Senior Notes 2.60% due 04/16/2024	86,000	89,454
Province of New Brunswick, Canada Senior Notes 3.63% due 02/24/2028	25,000	28,264
Province of Ontario, Canada Senior Notes 2.20% due 10/03/2022	75,000	76,394

Total Foreign Government Obligations (cost $260,946)		270,383

Total Long-Term Investment Securities (cost $221,031,950)		242,146,601

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52%(7)	1,917,664	1,917,664
T. Rowe Price Treasury Reserve Fund 1.57%(7)	101	101

		1,917,765

U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.50% due 04/23/2020	20,000	19,932
1.53% due 04/23/2020	35,000	34,882

		54,814

Total Short-Term Investment Securities (cost $1,972,575)		1,972,579

TOTAL INVESTMENTS (cost $223,004,525)(8)	100.4%	244,119,180
Liabilities in excess of other assets	(0.4)	(927,558)

NET ASSETS	100.0%	$243,191,622

450

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $5,915,548 representing 2.4% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ANT International Co., Ltd., Class C	06/07/2018	1,708	$9,582	$10,982	$6.43	0.00%

(3)	Commercial Mortgage Backed Security
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Collateralized Mortgage Obligation
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of January 31, 2020.
(8)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

Euronext Paris — Euronext Stock Exchange, Paris

NASDAQ — National Association of Securities Dealers Automated

Quotations

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

11	Long	U.S. Treasury 2 Year Notes	March 2020	$2,373,049	$2,379,953	$6,904

3	Long	U.S. Treasury 5 Year Notes	March 2020	357,262	360,961	3,699

12	Long	U.S. Treasury Long Bonds	March 2020	1,906,404	1,962,375	55,971

						$66,574

						Unrealized (Depreciation)

9	Short	U.S. Treasury Ultra 10 Year Notes	March 2020	$1,278,433	$1,310,906	$(32,473)

2	Short	U.S. Treasury Ultra Long Bond	March 2020	370,713	387,375	(16,662)

						$(49,135)

		Net Unrealized Appreciation (Depreciation)				$17,439

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

451

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$10,982	$10,982
Other Industries	154,160,358	39,610,732	**	—	193,771,090
Convertible Preferred Securities:
Electric-Distribution	47,099	34,882		—	81,981
Other Industries	279,574	—		—	279,574
Asset Backed Securities	—	2,568,175		—	2,568,175
U.S. Corporate Bonds & Notes	—	13,067,827		—	13,067,827
Foreign Corporate Bonds & Notes	—	3,440,419		—	3,440,419
U.S. Government Agencies	—	577,966		—	577,966
U.S. Government Treasuries	—	26,369,939		—	26,369,939
Municipal Bonds & Notes	—	1,708,265		—	1,708,265
Foreign Government Obligations	—	270,383		—	270,383
Short-Term Investment Securities:
Registered Investment Companies	1,917,765	—		—	1,917,765
U.S. Government Treasuries	—	54,814		—	54,814

Total Investments at Value	$156,404,796	$87,703,402		$10,982	$244,119,180

Other Financial Instruments:†
Futures Contracts	$66,574	$—		$—	$66,574

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$49,135	$—		$—	$49,135

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

452

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Registered Investment Companies	11.6%
Federal National Mtg. Assoc.	5.2
Diversified Banking Institutions	3.4
Medical-Drugs	3.3
Applications Software	3.1
United States Treasury Bonds	2.7
E-Commerce/Products	2.6
Government National Mtg. Assoc.	2.5
Banks-Commercial	2.4
United States Treasury Notes	2.3
Diversified Financial Services	2.2
Electric-Integrated	2.2
Web Portals/ISP	1.9
Insurance-Multi-line	1.8
Finance-Credit Card	1.8
Electronic Components-Semiconductors	1.7
Real Estate Investment Trusts	1.7
Internet Content-Entertainment	1.6
Semiconductor Components-Integrated Circuits	1.2
Diagnostic Equipment	1.1
Computers	1.1
Oil Companies-Exploration & Production	1.1
Diversified Manufacturing Operations	1.1
Medical Products	1.1
Commercial Services-Finance	1.1
Insurance-Life/Health	1.1
Telephone-Integrated	1.0
Aerospace/Defense	1.0
Medical-HMO	1.0
Food-Misc./Diversified	0.9
Cable/Satellite TV	0.8
Oil Companies-Integrated	0.8
Insurance Brokers	0.8
Electric-Distribution	0.8
Medical Instruments	0.8
Auto-Cars/Light Trucks	0.7
Cosmetics & Toiletries	0.7
Semiconductor Equipment	0.7
Medical-Biomedical/Gene	0.7
Banks-Super Regional	0.7
Municipal Bonds & Notes	0.7
Data Processing/Management	0.6
Chemicals-Diversified	0.6
Insurance-Property/Casualty	0.6
Industrial Gases	0.6
Pharmacy Services	0.6
Auto/Truck Parts & Equipment-Original	0.6
Transport-Rail	0.5
Pipelines	0.5
Electronic Measurement Instruments	0.5
Medical-Hospitals	0.5
Gas-Distribution	0.5
E-Commerce/Services	0.5
Drug Delivery Systems	0.4
Internet Content-Information/News	0.4
Retail-Restaurants	0.4
Federal Home Loan Mtg. Corp.	0.4
Apparel Manufacturers	0.4
Retail-Discount	0.4
Cellular Telecom	0.4
Retail-Apparel/Shoe	0.3

Food-Meat Products	0.3%
Regional Authority	0.3
Beverages-Non-alcoholic	0.3
Enterprise Software/Service	0.3
Airlines	0.3
Instruments-Controls	0.3
Networking Products	0.3
Import/Export	0.3
Containers-Paper/Plastic	0.3
Electric-Generation	0.3
Finance-Investment Banker/Broker	0.3
Hotels/Motels	0.3
Tobacco	0.3
Retail-Auto Parts	0.3
Finance-Leasing Companies	0.3
Oil Refining & Marketing	0.2
Retail-Building Products	0.2
Finance-Other Services	0.2
Casino Hotels	0.2
Broadcast Services/Program	0.2
Rental Auto/Equipment	0.2
Wireless Equipment	0.2
Auto-Heavy Duty Trucks	0.2
Paper & Related Products	0.2
Insurance-Reinsurance	0.2
Metal-Copper	0.2
Diversified Minerals	0.2
Metal-Diversified	0.2
Real Estate Operations & Development	0.2
Audio/Video Products	0.2
Commercial Services	0.2
Machinery-Electrical	0.2
Multimedia	0.2
Electronic Components-Misc.	0.2
Banks-Fiduciary	0.2
Investment Management/Advisor Services	0.2
Athletic Footwear	0.2
Industrial Automated/Robotic	0.2
Agricultural Chemicals	0.2
Containers-Metal/Glass	0.2
Brewery	0.2
Computer Services	0.1
Gold Mining	0.1
Chemicals-Specialty	0.1
Veterinary Diagnostics	0.1
Machinery-Farming	0.1
Beverages-Wine/Spirits	0.1
Advertising Agencies	0.1
Aerospace/Defense-Equipment	0.1
Dialysis Centers	0.1
Transport-Services	0.1
Computer Aided Design	0.1
Human Resources	0.1
Oil & Gas Drilling	0.1
Building-Residential/Commercial	0.1
Food-Retail	0.1
Investment Companies	0.1
Steel-Producers	0.1
Machinery-General Industrial	0.1
Computer Software	0.1
Diversified Operations	0.1

453

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

Software Tools	0.1%
Machinery-Pumps	0.1
Cruise Lines	0.1
Food-Catering	0.1
Transport-Equipment & Leasing	0.1
Electric Products-Misc.	0.1
Consulting Services	0.1
Real Estate Management/Services	0.1
Insurance-Mutual	0.1
Satellite Telecom	0.1
Engineering/R&D Services	0.1
Television	0.1
Non-Ferrous Metals	0.1
Wire & Cable Products	0.1
Telecom Services	0.1
Photo Equipment & Supplies	0.1
E-Marketing/Info	0.1
Coatings/Paint	0.1
Miscellaneous Manufacturing	0.1
Toys	0.1
Advertising Services	0.1
Non-Hazardous Waste Disposal	0.1
Entertainment Software	0.1
Distribution/Wholesale	0.1
Medical-Wholesale Drug Distribution	0.1
Food-Confectionery	0.1
Oil-Field Services	0.1
Retail-Petroleum Products	0.1
Metal-Aluminum	0.1
Dental Supplies & Equipment	0.1
Pastoral & Agricultural	0.1
Electronic Connectors	0.1
Coal	0.1
Retail-Major Department Stores	0.1
Uniform Mtg. Backed Securities	0.1
Therapeutics	0.1
Internet Gambling	0.1
Sovereign	0.1
Banks-Money Center	0.1
Protection/Safety	0.1

100.4%

Country Allocation*

United States	73.7%
Japan	4.4
United Kingdom	3.5
Switzerland	2.6
Cayman Islands	1.9
Canada	1.8
France	2.0
Germany	1.6
Netherlands	1.6
Ireland	1.5
Australia	1.1
Sweden	0.3
Norway	0.4
Taiwan	0.4
South Korea	0.4
Italy	0.3
Singapore	0.4
Denmark	0.4
Jersey	0.3
China	0.2
Hong Kong	0.3
Finland	0.2
Luxembourg	0.1
Belgium	0.1
Liberia	0.1
Austria	0.2
Bermuda	0.2
SupraNational	0.1
Mexico	0.1
British Virgin Islands	0.1
New Zealand	0.1

100.4%

*	Calculated as a percentage of net assets

454

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 58.7%
Advertising Agencies — 0.1%
WPP PLC	161,274	$2,007,688

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	12,420	988,196

Aerospace/Defense — 0.8%
Boeing Co.	26,596	8,464,709
Meggitt PLC	310,049	2,773,333
Northrop Grumman Corp.	5,371	2,011,815

		13,249,857

Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc.	6,565	1,453,031
United Technologies Corp.	1,334	200,367

		1,653,398

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	28,549	1,149,954
Incitec Pivot, Ltd.	11,170	24,137
Yara International ASA	923	33,627

		1,207,718

Airlines — 0.1%
Alaska Air Group, Inc.	4,314	278,641
United Airlines Holdings, Inc.†	13,380	1,000,824

		1,279,465

Apparel Manufacturers — 0.4%
Burberry Group PLC	55,833	1,433,926
Kering SA	3,052	1,874,618
Moncler SpA	40,836	1,763,354
Samsonite International SA*	418,200	783,596
Tapestry, Inc.	8,404	216,571
VF Corp.	7,107	589,668

		6,661,733

Applications Software — 3.0%
Intuit, Inc.	18,413	5,162,637
Microsoft Corp.	184,538	31,413,904
salesforce.com, Inc.†	38,436	7,007,267
ServiceNow, Inc.†	15,344	5,189,801

		48,773,609

Athletic Footwear — 0.2%
NIKE, Inc., Class B	26,457	2,547,809

Audio/Video Products — 0.2%
Panasonic Corp.	145,300	1,444,568
Sony Corp.	24,100	1,693,949

		3,138,517

Auto-Cars/Light Trucks — 0.4%
Ferrari NV†	5,127	865,540
Honda Motor Co., Ltd.	30,500	778,942
Suzuki Motor Corp.	32,300	1,466,380
Toyota Motor Corp.	52,300	3,628,721

		6,739,583

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	5,883	941,104
PACCAR, Inc.	13,282	985,657

		1,926,761

Auto/Truck Parts & Equipment-Original — 0.4%
Aisin Seiki Co., Ltd.	24,700	818,184
Aptiv PLC	15,898	1,347,992

Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Autoliv, Inc. SDR	15,421	$1,187,159
Magna International, Inc.	53,569	2,715,413
Stanley Electric Co., Ltd.	45,700	1,171,313

		7,240,061

Banks-Commercial — 1.4%
ABN AMRO Group NV CVA*	87,219	1,516,345
Australia & New Zealand Banking Group, Ltd.	86,940	1,475,923
Commerzbank AG	48,670	280,173
Danske Bank A/S	70,984	1,185,409
DBS Group Holdings, Ltd.	70,300	1,289,778
DNB ASA	142,561	2,487,514
Erste Group Bank AG	19,261	707,373
First Republic Bank	4,692	520,249
ING Groep NV	198,996	2,159,814
Intesa Sanpaolo SpA	478,827	1,190,171
National Bank of Canada	39,500	2,191,692
Standard Chartered PLC	149,899	1,247,786
Sumitomo Mitsui Trust Holdings, Inc.	34,600	1,270,288
SVB Financial Group†	1,703	409,282
Svenska Handelsbanken AB, Class A	226,506	2,225,325
United Overseas Bank, Ltd.	98,700	1,830,971

		21,988,093

Banks-Fiduciary — 0.2%
State Street Corp.	31,885	2,411,463

Banks-Super Regional — 0.4%
Fifth Third Bancorp	92,967	2,644,911
PNC Financial Services Group, Inc.	6,426	954,583
Wells Fargo & Co.	68,346	3,208,161

		6,807,655

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	23,945	1,398,388
Keurig Dr Pepper, Inc.	11,884	339,050
Monster Beverage Corp.†	13,991	931,801
PepsiCo, Inc.	13,013	1,848,106

		4,517,345

Beverages-Wine/Spirits — 0.1%
Diageo PLC	60,913	2,410,110

Brewery — 0.1%
Constellation Brands, Inc., Class A	124	23,349
Kirin Holdings Co., Ltd.	46,000	1,003,517

		1,026,866

Building-Residential/Commercial — 0.1%
NVR, Inc.†	81	309,174
Persimmon PLC	43,776	1,772,273

		2,081,447

Cable/Satellite TV — 0.3%
Altice USA, Inc., Class A†	4,939	135,131
Charter Communications, Inc., Class A†	1,540	796,888
Comcast Corp., Class A	65,804	2,842,075
DISH Network Corp., Class A†	1,667	61,279
Liberty Broadband Corp., Class C†	6,498	863,779

		4,699,152

455

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Casino Hotels — 0.2%
Las Vegas Sands Corp.	13,426	$876,852
MGM Resorts International	10,461	324,919
Wynn Resorts, Ltd.	13,883	1,751,479

		2,953,250

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	2,039	161,468
Telstra Corp., Ltd.	169,012	426,120
Vodafone Group PLC ADR	124,950	2,450,270

		3,037,858

Chemicals-Diversified — 0.6%
Asahi Kasei Corp.	173,400	1,769,970
BASF SE	24,811	1,683,324
Covestro AG*	23,675	1,001,543
Croda International PLC	1,037	68,204
Dow, Inc.	3,299	151,985
DuPont de Nemours, Inc.	13,685	700,398
Eastman Chemical Co.	4,012	285,935
Johnson Matthey PLC	48,925	1,680,764
Koninklijke DSM NV	627	76,662
PPG Industries, Inc.	16,198	1,941,168
Quaker Chemical Corp.	361	59,933
Symrise AG	466	48,006
Tosoh Corp.	17,300	242,880
Westlake Chemical Corp.	5,200	318,240

		10,029,012

Chemicals-Specialty — 0.1%
International Flavors & Fragrances, Inc.	1,188	155,759
SGL Carbon AG†	1,588	7,117
Umicore SA	37,530	1,728,934
Victrex PLC	996	28,984

		1,920,794

Coatings/Paint — 0.1%
Akzo Nobel NV	582	54,929
RPM International, Inc.	4,025	287,264
Sherwin-Williams Co.	1,500	835,485

		1,177,678

Commercial Services — 0.2%
Cintas Corp.	869	242,425
CoStar Group, Inc.†	2,325	1,518,202
TechnoPro Holdings, Inc.	12,200	818,041

		2,578,668

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	1,100	188,529
Equifax, Inc.	7,300	1,094,270
FleetCor Technologies, Inc.†	6,569	2,070,746
Global Payments, Inc.	28,301	5,531,430
IHS Markit, Ltd.	3,328	262,446
PayPal Holdings, Inc.†	38,035	4,331,806
S&P Global, Inc.	5,474	1,607,878
TransUnion	2,587	237,228

		15,324,333

Computer Aided Design — 0.1%
Synopsys, Inc.†	14,700	2,168,397

Security Description	Shares	Value (Note 2)
Computer Services — 0.1%
Accenture PLC, Class A	6,797	$1,394,812
Cognizant Technology Solutions Corp., Class A	9,284	569,852

		1,964,664

Computer Software — 0.1%
Splunk, Inc.†	12,056	1,871,815

Computers — 1.1%
Apple, Inc.	56,624	17,525,694

Consulting Services — 0.1%
Worley, Ltd.	141,994	1,416,947

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	4,071	583,130

Containers-Metal/Glass — 0.1%
Ball Corp.	14,065	1,015,212

Containers-Paper/Plastic — 0.2%
Amcor PLC CDI	112,846	1,176,297
Packaging Corp. of America	22,240	2,129,480
Sealed Air Corp.	3,463	122,937

		3,428,714

Cosmetics & Toiletries — 0.7%
L’Oreal SA	9,579	2,684,150
Pola Orbis Holdings, Inc.	21,600	470,884
Procter & Gamble Co.	19,326	2,408,406
Unilever PLC	108,076	6,455,099

		12,018,539

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	14,416	1,687,825

Data Processing/Management — 0.6%
DocuSign, Inc.†	6,833	536,459
Fidelity National Information Services, Inc.	39,650	5,696,119
Fiserv, Inc.†	34,807	4,128,458

		10,361,036

Dental Supplies & Equipment — 0.1%
Envista Holdings Corp.†	30,628	906,283

Diagnostic Equipment — 1.1%
Danaher Corp.	66,967	10,772,981
Thermo Fisher Scientific, Inc.	24,503	7,674,095

		18,447,076

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	44,519	2,280,683

Diamonds/Precious Stones — 0.0%
Alrosa PJSC	41,490	52,050

Disposable Medical Products — 0.0%
Teleflex, Inc.	145	53,869

Diversified Banking Institutions — 2.1%
Bank of America Corp.	57,739	1,895,571
Barclays PLC ADR	33,600	295,680
BNP Paribas SA	50,340	2,676,792
Citigroup, Inc.	57,208	4,256,847
Goldman Sachs Group, Inc.	4,223	1,004,018
JPMorgan Chase & Co.	88,173	11,670,578
Lloyds Banking Group PLC	2,608,015	1,941,266
Macquarie Group, Ltd.	22,078	2,102,736

456

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Banking Institutions (continued)
Mitsubishi UFJ Financial Group, Inc.	403,100	$2,062,227
Morgan Stanley	109,265	5,710,189

		33,615,904

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	57,396	369,056

Diversified Manufacturing Operations — 1.0%
General Electric Co.	866,645	10,789,730
Illinois Tool Works, Inc.	1,252	219,075
Siemens AG	41,672	5,160,688
Textron, Inc.	12,025	552,308

		16,721,801

Diversified Minerals — 0.2%
BHP Group PLC	81,137	1,777,127
BHP Group, Ltd.	51,453	1,325,018
Lundin Mining Corp.	11,982	62,835
Sumitomo Metal Mining Co., Ltd.	4,000	113,722
Teck Resources, Ltd., Class B	7,142	92,203

		3,370,905

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	210,500	1,860,956

Drug Delivery Systems — 0.4%
Becton Dickinson and Co.	23,245	6,396,559

E-Commerce/Products — 2.5%
Alibaba Group Holding, Ltd. ADR†	54,957	11,353,567
Amazon.com, Inc.†	14,204	28,531,859
ASOS PLC†	31,524	1,278,345

		41,163,771

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	2,128	3,895,411
IAC/InterActiveCorp†	6,047	1,472,989
Match Group, Inc.†	4,233	331,105
Trip.com Group, Ltd .† ADR	10,755	345,558

		6,045,063

E-Marketing/Info — 0.1%
CyberAgent, Inc.	29,600	1,181,752

E-Services/Consulting — 0.0%
CDW Corp.	1,841	240,158

Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,102	204,209
Legrand SA	15,932	1,278,043

		1,482,252

Electric-Distribution — 0.5%
CenterPoint Energy, Inc.	24,640	652,467
Sempra Energy	42,252	6,787,361

		7,439,828

Electric-Generation — 0.3%
Electric Power Development Co., Ltd.	53,800	1,211,280
Engie SA	165,915	2,856,172

		4,067,452

Security Description	Shares	Value (Note 2)
Electric-Integrated — 1.6%
Ameren Corp.	10,220	$838,551
American Electric Power Co., Inc.	24,540	2,557,559
Edison International	54,364	4,161,564
Entergy Corp.	23,216	3,053,368
Eversource Energy	5,598	517,479
NextEra Energy, Inc.	40,846	10,954,897
Southern Co.	53,107	3,738,733
Xcel Energy, Inc.	800	55,352

		25,877,503

Electronic Components-Misc. — 0.2%
Murata Manufacturing Co., Ltd.	26,200	1,496,864
Omron Corp.	21,900	1,255,744

		2,752,608

Electronic Components-Semiconductors — 1.6%
Advanced Micro Devices, Inc.†	32,673	1,535,631
Broadcom, Inc.	17,883	5,457,176
Hamamatsu Photonics KK	29,400	1,248,815
Intel Corp.	2,271	145,185
Marvell Technology Group, Ltd.	37,996	913,424
Microchip Technology, Inc.	1,257	122,532
Micron Technology, Inc.†	64,240	3,410,502
NVIDIA Corp.	17,278	4,085,038
Samsung Electronics Co., Ltd.	85,859	4,018,132
Skyworks Solutions, Inc.	3,231	365,588
Texas Instruments, Inc.	18,254	2,202,345
Xilinx, Inc.	21,066	1,779,656

		25,284,024

Electronic Connectors — 0.1%
Amphenol Corp., Class A	8,516	847,087

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	10,779	889,914
FLIR Systems, Inc.	2,811	144,879
Fortive Corp.	10,667	799,279
Keysight Technologies, Inc.†	21,008	1,953,534
Roper Technologies, Inc.	10,379	3,961,249

		7,748,855

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	14,371	1,329,749

Enterprise Software/Service — 0.3%
Atlassian Corp. PLC, Class A†	3,412	501,564
Coupa Software, Inc.†	281	45,283
Oracle Corp.	6,435	337,516
Paycom Software, Inc.†	2,859	909,619
Veeva Systems, Inc., Class A†	1,746	255,981
Workday, Inc., Class A†	15,884	2,932,663

		4,982,626

Entertainment Software — 0.1%
Activision Blizzard, Inc.	3,159	184,738
Electronic Arts, Inc.†	8,346	900,701

		1,085,439

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	14,844	475,453

Finance-Credit Card — 1.6%
American Express Co.	13,922	1,808,050
Capital One Financial Corp.	14,634	1,460,473
Mastercard, Inc., Class A	32,272	10,196,016
Visa, Inc., Class A	61,180	12,172,985

		25,637,524

457

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	32,740	$1,491,307
Close Brothers Group PLC	16,681	311,205
E*TRADE Financial Corp.	14,803	630,904
TD Ameritrade Holding Corp.	35,184	1,670,536
Tradeweb Markets, Inc.	3,248	149,993

		4,253,945

Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	157,000	985,133

Finance-Other Services — 0.2%
Cboe Global Markets, Inc.	1,893	233,255
CME Group, Inc.	6,088	1,321,766
Intercontinental Exchange, Inc.	24,352	2,428,869

		3,983,890

Food-Catering — 0.1%
Compass Group PLC	68,063	1,685,797

Food-Confectionery — 0.1%
Mondelez International, Inc., Class A	18,353	1,053,095

Food-Meat Products — 0.3%
Tyson Foods, Inc., Class A	65,164	5,384,501

Food-Misc./Diversified — 0.8%
Conagra Brands, Inc.	47,133	1,551,618
Nestle SA	85,758	9,467,168
Wilmar International, Ltd.	472,800	1,333,244

		12,352,030

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	53,100	2,035,838

Forestry — 0.0%
West Fraser Timber Co., Ltd.	1,487	59,574

Garden Products — 0.0%
Toro Co.	672	53,773

Gas-Distribution — 0.3%
Atmos Energy Corp.	3,430	401,413
Beijing Enterprises Holdings, Ltd.	188,500	823,329
National Grid PLC	135,377	1,802,612
NiSource, Inc.	38,945	1,141,478

		4,168,832

Gold Mining — 0.1%
Agnico Eagle Mines, Ltd.	2,394	147,974
Alacer Gold Corp.†	7,721	36,289
Alamos Gold, Inc., Class A	2,145	13,534
AngloGold Ashanti, Ltd.	5,037	102,617
B2Gold Corp.	5,553	24,043
Barrick Gold Corp.	17,441	323,016
Centamin PLC	16,861	30,216
Centerra Gold, Inc.†	1,183	9,475
Cia de Minas Buenaventura SAA ADR	2,600	33,618
Detour Gold Corp.†	867	15,527
Evolution Mining, Ltd.	10,041	25,194
Franco-Nevada Corp.	2,552	290,084
Gold Fields, Ltd.	10,329	66,794
Kinross Gold Corp.†	13,291	67,389
Kirkland Lake Gold, Ltd.	5,097	209,018
Newcrest Mining, Ltd.	7,404	149,060

Security Description	Shares	Value (Note 2)
Gold Mining (continued)
Newmont Corp.	6,972	$314,158
Newmont Corp.	1,194	53,709
Northern Star Resources, Ltd.	21,145	181,336
Osisko Gold Royalties, Ltd.	824	8,219
Regis Resources, Ltd.	2,867	8,689
Sandstorm Gold, Ltd.†	4,400	30,189
Saracen Mineral Holdings, Ltd.†	2,940	7,859
SEMAFO, Inc.†	1,769	3,729
Sibanye Gold, Ltd.†	20,309	52,340
Torex Gold Resources, Inc.†	600	8,256

		2,212,332

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	20,503	2,210,223
Marriott International, Inc., Class A	13,766	1,928,066

		4,138,289

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	55,200	2,158,884

Import/Export — 0.3%
Mitsubishi Corp.	74,100	1,902,144
Sumitomo Corp.	181,400	2,704,322

		4,606,466

Industrial Automated/Robotic — 0.2%
SMC Corp.	2,700	1,168,246
THK Co., Ltd.	53,800	1,340,402

		2,508,648

Industrial Gases — 0.6%
Air Liquide SA	13,665	1,979,501
Air Products & Chemicals, Inc.	1,868	445,910
Linde PLC	35,540	7,219,240

		9,644,651

Instruments-Controls — 0.3%
ABB, Ltd.	96,106	2,236,483
Honeywell International, Inc.	14,405	2,495,234

		4,731,717

Insurance Brokers — 0.6%
Marsh & McLennan Cos., Inc.	27,893	3,120,111
Willis Towers Watson PLC	27,900	5,894,991

		9,015,102

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	134,000	1,321,106
Aviva PLC	250,539	1,322,188
Equitable Holdings, Inc.	113,111	2,716,926
Challenger, Ltd.	226,272	1,325,128
Prudential PLC	76,084	1,354,112
Sun Life Financial, Inc.	60,797	2,858,387

		10,897,847

Insurance-Multi-line — 1.7%
AXA SA	155,595	4,145,388
Chubb, Ltd.	82,637	12,559,998
Direct Line Insurance Group PLC	353,156	1,580,500
Hartford Financial Services Group, Inc.	2,192	129,942
MetLife, Inc.	39,376	1,957,381
Ping An Insurance Group Co. of China, Ltd.	145,500	1,646,065
Sampo Oyj, Class A	23,634	1,070,686

458

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line (continued)
Storebrand ASA	220,713	$1,698,707
Voya Financial, Inc.	5,133	306,594
Zurich Insurance Group AG	5,706	2,371,749

		27,467,010

Insurance-Property/Casualty — 0.5%
Berkshire Hathaway, Inc., Class B†	11,983	2,689,345
PICC Property & Casualty Co., Ltd.	1,740,000	1,857,555
Progressive Corp.	5,992	483,495
RSA Insurance Group PLC	152,005	1,102,777
Tokio Marine Holdings, Inc.	49,700	2,690,657

		8,823,829

Insurance-Reinsurance — 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG	12,114	3,574,567

Internet Content-Entertainment — 1.6%
Facebook, Inc., Class A†	94,073	18,994,279
JOYY, Inc. ADR†	16,848	1,019,810
Netflix, Inc.†	16,266	5,613,234

		25,627,323

Internet Content-Information/News — 0.4%
Spotify Technology SA†	3,895	550,364
Tencent Holdings, Ltd.	134,100	6,367,481

		6,917,845

Internet Security — 0.0%
NortonLifeLock, Inc.	42,891	704,270

Investment Companies — 0.1%
Melrose Industries PLC	642,432	1,986,105

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	816	134,974
GAM Holding AG†	44,950	138,734
Raymond James Financial, Inc.	3,712	339,388
XP, Inc., Class A†	7,751	311,125

		924,221

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	330	43,346
Epiroc AB, Class B	3,725	42,167
Sandvik AB	2,893	52,859
Weir Group PLC	1,799	31,917

		170,289

Machinery-Electrical — 0.2%
Mitsubishi Electric Corp.	211,200	2,914,337

Machinery-Farming — 0.1%
AGCO Corp.	426	29,880
Deere & Co.	11,759	1,864,742

		1,894,622

Machinery-General Industrial — 0.0%
Wabtec Corp.	5,631	415,906

Machinery-Pumps — 0.1%
Dover Corp.	3,322	378,210
Flowserve Corp.	14,678	685,169
Xylem, Inc.	549	44,831

		1,108,210

Security Description	Shares	Value (Note 2)
Medical Instruments — 0.7%
Alcon, Inc.†	12,896	$761,857
Boston Scientific Corp.†	47,071	1,970,863
Elekta AB, Series B	88,633	1,012,891
Intuitive Surgical, Inc.†	8,132	4,552,131
Medtronic PLC	20,028	2,312,032

		10,609,774

Medical Labs & Testing Services — 0.0%
Evotec SE†	25,449	687,354

Medical Products — 1.0%
Abbott Laboratories	8,115	707,141
Cooper Cos., Inc.	379	131,471
GN Store Nord A/S	24,380	1,210,623
Hologic, Inc.†	6,676	357,299
Koninklijke Philips NV	107,267	4,910,204
Siemens Healthineers AG*	37,588	1,773,316
Stryker Corp.	30,248	6,373,254
Zimmer Biomet Holdings, Inc.	7,173	1,060,887

		16,524,195

Medical-Biomedical/Gene — 0.7%
Alexion Pharmaceuticals, Inc.†	8,893	883,875
Amgen, Inc.	6,066	1,310,559
Ascendis Pharma A/S ADR†	4,000	540,400
Biogen, Inc.†	5,081	1,366,027
BioMarin Pharmaceutical, Inc.†	1,247	104,125
CSL, Ltd.	5,045	1,031,551
Exact Sciences Corp.†	4,850	452,408
Gilead Sciences, Inc.	6,843	432,478
Incyte Corp.†	1,211	88,488
Regeneron Pharmaceuticals, Inc.†	234	79,078
Seattle Genetics, Inc.†	1,592	172,557
Vertex Pharmaceuticals, Inc.†	20,524	4,659,974

		11,121,520

Medical-Drugs — 2.9%
AbbVie, Inc.	63,459	5,141,448
Allergan PLC	1,840	343,418
Astellas Pharma, Inc.	266,200	4,716,552
Bausch Health Cos., Inc.†	6,729	184,576
Bayer AG	47,638	3,846,703
Eli Lilly & Co.	1,463	204,293
GlaxoSmithKline PLC ADR	65,705	3,074,994
Ipsen SA	10,648	794,533
Johnson & Johnson	20,062	2,986,630
Merck & Co., Inc.	38,031	3,249,369
Novartis AG	61,807	5,846,600
Novartis AG ADR	1,337	126,360
Novo Nordisk A/S, Class B	16,257	992,417
Otsuka Holdings Co., Ltd.	40,400	1,787,037
Pfizer, Inc.	47,600	1,772,624
Roche Holding AG	18,481	6,219,982
Roche Holding AG ADR	2,675	111,815
Sanofi	32,533	3,137,610
Takeda Pharmaceutical Co., Ltd. ADR	37,350	718,240
Zoetis, Inc.	9,889	1,327,203

		46,582,404

Medical-HMO — 0.8%
Anthem, Inc.	13,344	3,539,896
Centene Corp.†	40,597	2,549,898

459

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO (continued)
Humana, Inc.	115	$38,668
UnitedHealth Group, Inc.	25,047	6,824,055

		12,952,517

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	11,764	1,632,843

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	1,714	244,434

Metal-Aluminum — 0.0%
Alumina, Ltd.	43,790	63,188
Norsk Hydro ASA	11,727	36,909

		100,097

Metal-Copper — 0.2%
Antofagasta PLC	136,051	1,474,343
ERO Copper Corp.†	2,906	39,921
First Quantum Minerals, Ltd.	4,247	33,247
Freeport-McMoRan, Inc.	174,112	1,932,643
Southern Copper Corp.	1,963	73,966

		3,554,120

Metal-Diversified — 0.2%
Anglo American PLC	4,563	119,560
Boliden AB	7,875	187,472
Glencore PLC	50,226	147,237
MMC Norilsk Nickel OJSC	351	113,802
Rio Tinto PLC	11,205	603,836
Rio Tinto, Ltd.	12,867	838,073
South32, Ltd.	580,886	995,091

		3,005,071

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	11,014	82,526
Vale SA	22,519	264,332

		346,858

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	10,424	1,139,351

Multimedia — 0.2%
Walt Disney Co.	20,575	2,845,728

Networking Products — 0.3%
Cisco Systems, Inc.	51,025	2,345,619
Telefonaktiebolaget LM Ericsson, Class B	289,280	2,276,199

		4,621,818

Non-Ferrous Metals — 0.1%
Grupo Mexico SAB de CV, Class B	17,000	45,191
IGO, Ltd.	306,959	1,234,592
Industrias Penoles SAB de CV	2,695	27,975

		1,307,758

Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.	8,256	795,135

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	3,188	418,393

Oil Companies-Exploration & Production — 0.7%
Apache Corp.	7,261	199,242
Cairn Energy PLC†	9,827	22,035
Concho Resources, Inc.	8,756	663,530
ConocoPhillips	37,711	2,241,165

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Continental Resources, Inc.	11,761	$320,134
Devon Energy Corp.	2,189	47,545
Diamondback Energy, Inc.	1,062	79,013
EOG Resources, Inc.	45,574	3,322,800
Hess Corp.	1,078	60,982
Kelt Exploration, Ltd.†	3,346	9,608
Kosmos Energy, Ltd.	6,350	32,448
Lundin Petroleum AB	2,055	62,453
Magnolia Oil & Gas Corp., Class A†	2,383	25,069
Occidental Petroleum Corp.	72,072	2,862,700
Parsley Energy, Inc., Class A	1,273	21,183
Pioneer Natural Resources Co.	3,863	521,505
Venture Global LNG, Inc., Series C†(1)(2)	3	15,600
WPX Energy, Inc.†	3,986	47,633

		10,554,645

Oil Companies-Integrated — 0.8%
BP PLC	26,873	161,954
BP PLC ADR	16,122	582,488
Chevron Corp.	6,173	661,375
Eni SpA	3,275	45,935
Equinor ASA	119,227	2,168,253
Exxon Mobil Corp.	26,804	1,665,064
Galp Energia SGPS SA	4,843	73,217
Royal Dutch Shell PLC, Class B ADR	44,970	2,396,002
Suncor Energy, Inc.	1,361	41,633
TOTAL SA	80,218	3,909,079
TOTAL SA ADR	11,288	548,484

		12,253,484

Oil Field Machinery & Equipment — 0.0%
Dril-Quip, Inc.†	881	36,033
Schoeller-Bleckmann Oilfield Equipment AG	361	16,646

		52,679

Oil Refining & Marketing — 0.1%
DCC PLC	17,326	1,401,783
Marathon Petroleum Corp.	9,489	517,150
Phillips 66	511	46,690
Valero Energy Corp.	402	33,893

		1,999,516

Oil-Field Services — 0.1%
Halliburton Co.	27,854	607,496
Schlumberger, Ltd.	10,116	338,987

		946,483

Paper & Related Products — 0.1%
International Paper Co.	14,529	591,621
Mondi PLC	1,753	35,886
Stora Enso Oyj, Class R	130,383	1,698,192

		2,325,699

Pharmacy Services — 0.4%
Cigna Corp.	25,973	4,996,686
CVS Health Corp.	9,996	677,928

		5,674,614

Photo Equipment & Supplies — 0.1%
Largan Precision Co., Ltd.	8,000	1,245,647

460

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pipelines — 0.2%
Enbridge, Inc.	1,184	$48,153
Targa Resources Corp.	5,991	218,672
TC Energy Corp.	59,500	3,261,790

		3,528,615

Platinum — 0.0%
Anglo American Platinum, Ltd.	1,023	81,862
Impala Platinum Holdings, Ltd.†	12,759	120,689
Northam Platinum, Ltd.†	5,889	49,374

		251,925

Poultry — 0.0%
Sanderson Farms, Inc.	480	66,091

Power Converter/Supply Equipment — 0.0%
Schneider Electric SE	454	45,510

Precious Metals — 0.0%
Wheaton Precious Metals Corp.	3,498	102,979

Private Equity — 0.0%
KKR & Co, Inc. Class A	7,155	228,244

Real Estate Investment Trusts — 1.3%
Acadia Realty Trust	4,391	108,985
Alexander & Baldwin, Inc.	2,229	48,726
Alexandria Real Estate Equities, Inc.	1,473	240,394
Allied Properties Real Estate Investment Trust	1,150	47,985
American Campus Communities, Inc.	3,882	178,067
American Tower Corp.	2,481	574,947
AvalonBay Communities, Inc.	4,515	978,355
Boston Properties, Inc.	645	92,461
Camden Property Trust	1,820	204,623
Canadian Apartment Properties REIT	1,337	57,182
Charter Hall Retail REIT	4,814	15,035
Concentradora Fibra Danhos SA de CV	22,910	35,283
Crown Castle International Corp.	946	141,749
CubeSmart	5,585	176,877
CyrusOne, Inc.	466	28,356
Derwent London PLC	1,695	91,590
Dexus	5,590	46,900
Digital Realty Trust, Inc.	968	119,054
Douglas Emmett, Inc.	5,342	221,693
EastGroup Properties, Inc.	586	79,737
EPR Properties	109	7,779
Equinix, Inc.	653	385,094
Equity LifeStyle Properties, Inc.	1,440	104,760
Equity Residential	9,406	781,450
Essex Property Trust, Inc.	880	272,589
Federal Realty Investment Trust	937	117,144
First Industrial Realty Trust, Inc.	1,219	52,051
Gecina SA	312	59,018
Goodman Group	6,974	68,396
Great Portland Estates PLC	121,142	1,492,197
Healthcare Realty Trust, Inc.	6,497	234,282
Healthcare Trust of America, Inc., Class A	6,234	199,675
Highwoods Properties, Inc.	1,290	64,642
Hoshino Resorts REIT, Inc.	6	30,813
Host Hotels & Resorts, Inc.	4,601	75,180
Hudson Pacific Properties, Inc.	2,047	74,388

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Inmobiliaria Colonial Socimi SA	5,346	$71,643
JBG SMITH Properties	5,837	236,690
Kilroy Realty Corp.	1,241	102,469
Macerich Co.	5,685	126,832
Mapletree Industrial Trust	35,700	72,544
Mitsui Fudosan Logistics Park, Inc.	15	72,676
Mori Hills REIT Investment Corp.	25	41,880
National Retail Properties, Inc.	245	13,720
Nippon Accommodations Fund, Inc.	10	66,349
Nippon Prologis REIT, Inc.	21	60,192
Paramount Group, Inc.	1,295	18,208
Pebblebrook Hotel Trust	744	17,648
Prologis, Inc.	77,736	7,220,120
PS Business Parks, Inc.	243	40,717
Public Storage	3,033	678,664
Rayonier, Inc.	2,139	64,983
Realty Income Corp.	442	34,657
Regency Centers Corp.	2,329	144,491
Rexford Industrial Realty, Inc.	1,579	76,092
Scentre Group	395,659	1,009,321
Shaftesbury PLC	2,164	25,670
Simon Property Group, Inc.	4,567	608,096
SL Green Realty Corp.	4,621	425,317
Spirit Realty Capital, Inc.	201	10,609
Sunstone Hotel Investors, Inc.	7,883	99,956
Terreno Realty Corp.	2,854	163,420
Unibail-Rodamco-Westfield (Euronext Paris)	68	9,246
Unibail-Rodamco-Westfield (Euronext Amsterdam)	6,305	855,410
UNITE Group PLC	3,018	50,808
Urban Edge Properties	3,147	57,873
VEREIT, Inc.	1,555	15,177
Vornado Realty Trust	4,056	266,763
Weyerhaeuser Co.	11,257	325,890
WP Carey, Inc.	703	59,136

		20,650,724

Real Estate Management/Services — 0.1%
Deutsche Wohnen SE	29,657	1,257,056
Hufvudstaden AB, Class A	2,725	53,920
Mitsubishi Estate Co., Ltd.	5,200	101,857

		1,412,833

Real Estate Operations & Development — 0.2%
Grainger PLC	11,532	45,103
Hang Lung Properties, Ltd.	37,000	77,095
Hongkong Land Holdings, Ltd.	11,200	59,136
Kojamo Oyj	4,455	81,849
Mitsui Fudosan Co., Ltd.	96,900	2,560,712
PSP Swiss Property AG	629	95,105
Shimao Property Holdings, Ltd.	19,500	62,984
Shurgard Self Storage SA	1,056	38,404
Sun Hung Kai Properties, Ltd.	9,000	124,752

		3,145,140

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp.	226,833	2,178,516

Retail-Apparel/Shoe — 0.3%
Burlington Stores, Inc.†	961	208,989
Lululemon Athletica, Inc.†	4,762	1,139,975
Ross Stores, Inc.	27,661	3,103,287
Zalando SE†*	24,461	1,176,998

		5,629,249

461

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	295	$312,098
O’Reilly Automotive, Inc.†	1,475	598,998

		911,096

Retail-Building Products — 0.2%
Home Depot, Inc.	7,888	1,799,253
Kingfisher PLC	543,412	1,471,144
Lowe’s Cos., Inc.	5,251	610,376

		3,880,773

Retail-Discount — 0.4%
Costco Wholesale Corp.	3,765	1,150,283
Dollar General Corp.	19,545	2,998,398
Dollar Tree, Inc.†	12,078	1,051,632
Walmart, Inc.	8,304	950,725

		6,151,038

Retail-Drug Store — 0.0%
Welcia Holdings Co., Ltd.	13,600	751,274

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	13,492	796,568

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	680	182,179

Retail-Restaurants — 0.3%
Chipotle Mexican Grill, Inc.†	262	227,091
Darden Restaurants, Inc.	1,167	135,874
McDonald’s Corp.	13,971	2,989,375
Restaurant Brands International, Inc.	2,387	145,631
Starbucks Corp.	6,401	542,997
Yum! Brands, Inc.	14,397	1,522,770

		5,563,738

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	53,100	580,775

Satellite Telecom — 0.1%
Eutelsat Communications SA	55,321	829,751

Semiconductor Components-Integrated Circuits — 1.2%
Maxim Integrated Products, Inc.	3,167	190,400
NXP Semiconductors NV	53,181	6,746,542
QUALCOMM, Inc.	85,332	7,279,673
Renesas Electronics Corp.†	100,400	636,778
Taiwan Semiconductor Manufacturing Co., Ltd.	419,000	4,482,348

		19,335,741

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	92,838	5,383,676
ASML Holding NV (Euronext Amsterdam)	9,273	2,600,660
ASML Holding NV (NASDAQ)	1,098	308,165
KLA Corp.	3,467	574,621
Lam Research Corp.	4,633	1,381,607
Tokyo Electron, Ltd.	8,000	1,756,766

		12,005,495

Shipbuilding — 0.0%
Wartsila Oyj Abp	3,605	44,228

Software Tools — 0.1%
VMware, Inc., Class A†	12,370	1,831,502

Security Description	Shares	Value (Note 2)
Steel Pipe & Tube — 0.0%
Tenaris SA	5,523	$57,157
Valmont Industries, Inc.	241	34,236

		91,393

Steel-Producers — 0.0%
ArcelorMittal	5,636	83,211
BlueScope Steel, Ltd.	4,936	46,236
China Steel Corp.	116,000	88,353
Gerdau SA (Preference Shares)	10,475	49,041
JFE Holdings, Inc.	4,700	55,157
Nippon Steel Corp.	7,200	99,312
Nucor Corp.	2,338	111,032
POSCO	658	119,093
Steel Dynamics, Inc.	1,758	52,529
thyssenkrupp AG†	3,283	40,618
voestalpine AG	1,118	27,150

		771,732

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	7,401	169,779

Telephone-Integrated — 0.7%
AT&T, Inc.	49,412	1,858,880
KT Corp.†	30,886	655,580
Nippon Telegraph & Telephone Corp.	205,900	5,242,336
SoftBank Group Corp.	25,000	1,012,224
Telecom Italia SpA (RSP)	1,236,077	649,295
Telefonica Deutschland Holding AG	439,733	1,330,503
Verizon Communications, Inc.	21,273	1,264,467

		12,013,285

Tobacco — 0.2%
Altria Group, Inc.	16,915	803,970
Philip Morris International, Inc.	20,483	1,693,944

		2,497,914

Tools-Hand Held — 0.0%
Snap-on, Inc.	1,246	198,899
Stanley Black & Decker, Inc.	2,546	405,654

		604,553

Transport-Rail — 0.4%
Canadian Pacific Railway, Ltd.	1,869	496,799
Central Japan Railway Co.	7,500	1,467,628
Kansas City Southern	1,382	233,130
Norfolk Southern Corp.	9,138	1,902,623
Union Pacific Corp.	15,872	2,847,754

		6,947,934

Transport-Services — 0.1%
United Parcel Service, Inc., Class B	18,431	1,907,977

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	5,821	628,261

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	72,831	2,250,478

Water — 0.0%
American Water Works Co., Inc.	1,255	170,931

Web Hosting/Design — 0.0%
VeriSign, Inc.†	1,243	258,718

Web Portals/ISP — 1.8%
Alphabet, Inc., Class A†	4,040	5,788,431
Alphabet, Inc., Class C†	15,035	21,563,648

462

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Web Portals/ISP (continued)
Baidu, Inc. ADR†	5,808	$717,636
NAVER Corp.	5,738	852,266
Z Holdings Corp.	225,300	884,783

		29,806,764

Wire & Cable Products — 0.1%
Prysmian SpA	58,689	1,299,992

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	20,951	3,708,327

Total Common Stocks (cost $801,458,758)		951,369,415

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Series A 6.13%	6,259	410,277

E-Commerce/Services — 0.0%
Farmers Business Network, Inc., Series C†(1)(2)	563	13,123

Electric-Distribution — 0.1%
Sempra Energy Series A 6.00%	3,959	501,249
Sempra Energy Series B 6.75%	1,663	207,177

		708,426

Electric-Integrated — 0.1%
Southern Co. 6.75%	15,561	883,709

Electronic Components-Semiconductors — 0.0%
Broadcom, Inc.	452	519,167

Electronic Measurement Instruments — 0.0%
Fortive Corp. Series A 5.00%	238	229,337

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. 5.00%	1,339	73,325

Total Convertible Preferred Securities (cost $2,463,827)		2,837,364

PREFERRED SECURITIES — 0.0%
Pipelines — 0.0%
Crestwood Equity Partners LP 9.25% (cost $589,788)	63,000	589,680

ASSET BACKED SECURITIES — 2.2%
Diversified Financial Services — 2.2%
Allegro CLO III, Ltd. FRS Series 2015-1A, Class AR 2.63% (3 ML+0.84%) due 07/25/2027*(3)	$480,356	480,600
American Express Credit Account Master Trust FRS Series 2017-5, Class B 2.26% (1 ML+0.58%) due 02/18/2025	320,000	321,180

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust Series 2016-3, Class D 2.71% due 09/08/2022	$475,000	$478,678
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 2.61% (1 ML+0.93%) due 12/15/2036*(4)	680,000	679,784
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	425,000	447,459
BFLD Trust FRS Series 2019-DPLO, Class C 3.22% (1 ML+1.54%) due 10/15/2034*(4)	650,000	649,413
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	28,001	28,004
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(4)(5)	280,000	297,780
CarMax Auto Owner Trust Series 2016-1, Class A4 1.88% due 06/15/2021	5,019	5,019
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11% due 10/17/2022	101,916	102,151
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(4)(5)	520,000	568,124
CGGS Commercial Mtg. Trust FRS Series 2018-WSS, Class A 2.58% (1 ML+0.90%) due 02/15/2037*(4)	705,000	704,138
CIFC Funding, Ltd. FRS Series 2015-5A, Class A1R 2.65% (3 ML+0.86%) due 10/25/2027*(3)	660,000	659,406
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(4)	250,000	272,531
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(4)	50,000	54,762
CNH Equipment Trust Series 2016-C, Class A3 1.44% due 12/15/2021	28,546	28,504
CNH Equipment Trust Series 2016-A, Class A4 1.79% due 09/15/2021	21,440	21,433
CNH Equipment Trust Series 2017-C, Class A3 2.08% due 02/15/2023	200,949	201,565
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	800,000	807,081
COLT Mtg. Loan Trust VRS Series 2018-1, Class A1 2.93% due 02/25/2048*(5)(6)	71,580	71,694

463

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(4)	$645,000	$675,430
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(4)	345,000	374,377
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(4)	250,000	271,871
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(4)	165,000	180,685
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(4)	245,000	258,937
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(5)(6)	134,831	134,909
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(5)(6)	333,703	337,086
Driven Brands Funding LLC Series 2019-1A, Class A2 4.64% due 04/20/2049*	391,050	413,183
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	111,603	113,322
Ellington Financial Mtg. Trust VRS Series 2019-2, Class A3 3.05% due 11/25/2059*(5)(6)	303,638	305,330
Enterprise Fleet Financing LLC Series 2017-1, Class A2 2.13% due 07/20/2022*	12,762	12,765
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(4)	610,000	637,607
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(5)(6)	202,692	204,576
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81% due 12/16/2022	515,000	519,840
Great Wolf Trust FRS Series 2019-WOLF, Class D 3.61% (1 ML+1.93%) due 12/15/2036*(4)	310,000	310,386
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	83,964	84,191
GS Mtg. Securities Trust Series 2019-GSA1, Class B 3.51% due 11/10/2052(4)	550,000	583,103
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(4)	25,000	27,368
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(4)(5)	275,000	310,208

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Hardee’s Funding LLC Series 2018-1A, Class A2I 4.25% due 06/20/2048*	$227,125	$229,617
Hardee’s Funding LLC Series 2018-1A, Class A2II 4.96% due 06/20/2048*	562,875	587,174
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A1 2.68% due 11/25/2059*(5)(6)	321,473	323,857
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A3 3.03% due 11/25/2059*(5)(6)	321,473	323,833
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(5)(6)	268,160	271,168
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79% due 07/15/2022	260,000	261,930
Jimmy Johns Funding LLC Series 2017-1A, Class A2I 3.61% due 07/30/2047*	229,125	231,265
JPMCC Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(4)	910,000	1,004,227
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(4)	50,000	53,290
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(5)(6)	463,321	473,937
Magnetite CLO XXIII, Ltd. FRS Series 2019-23A, Class A 3.17% (3 ML+1.30%) due 10/25/2032*(3)	615,000	616,231
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(5)	34,897	34,989
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(5)	148,997	150,158
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(5)	395,337	404,984
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	92,177	92,171
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	312,642	313,342
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86% due 09/15/2049(4)	110,000	115,360
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(4)	250,000	271,704

464

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(4)	$115,000	$123,420
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.07% due 12/15/2047(4)	410,000	445,269
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	1,270,000	1,284,450
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	615,000	627,218
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13% due 02/15/2068*	625,000	642,250
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 3.27% (1 ML+1.59%) due 04/15/2032*(4)	915,000	914,999
New Residential Mtg. Loan Trust VRS Series 2019-NQM5, Class A1 2.71% due 11/25/2059*(5)(6)	715,426	719,297
OBX Trust FRS Series 2019-EXP3, Class 2A2 2.76% (1 ML+1.10%) due 10/25/2059*(6)	200,172	200,179
OBX Trust VRS Series 2019-EXP3, Class 1A9 3.50% due 10/25/2059*(5)(6)	323,194	325,900
Octagon Investment Partners XXIII, Ltd. FRS Series 2015-1A, Class A1-R 2.68% (3 ML+ 0.85%) due 07/15/2027*(3)	365,000	365,161
OZLM, Ltd. FRS Series 2014-8A, Class A1RR 3.01% (3 ML+1.17%) due 10/17/2029*(3)	595,000	595,456
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	972,688	996,674
RETL FRS Series 2019-RVP, Class A 2.83% (1 ML+1.15%) due 03/15/2036*(4)	190,649	191,011
Santander Drive Auto Receivables Trust Series 2018-2, Class A4 3.03% due 09/15/2022	212,726	213,101
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	445,000	452,278
Sequoia Mtg. Trust VRS Series 2018-CH1, Class A11 3.50% due 02/25/2048*(5)(6)	257,682	259,049

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Sequoia Mtg. Trust VRS Series 2018-CH2, Class A3 4.00% due 06/25/2048*(5)(6)	$534,712	$552,300
Sequoia Mtg. Trust VRS Series 2018-CH4, Class A11 4.00% due 10/25/2048*(5)(6)	423,180	423,914
SG Residential Mtg. Trust VRS Series 2019-3, Class A1 2.70% due 09/25/2059*(5)(6)	410,978	412,904
SLM Student Loan Trust FRS Series 2010-1, Class A 2.06% (1 ML+0.40%) due 03/25/2025	248,972	240,167
SLM Student Loan Trust FRS Series 2007-7, Class A4 2.12% (3 ML+0.33%) due 01/25/2022	677,586	660,879
SLM Student Loan Trust FRS Series 2008-9, Class A 3.29% (3 ML+1.50%) due 04/25/2023	55,478	55,758
SLM Student Loan Trust FRS Series 2008-5, Class A4 3.49% (3 ML+1.70%) due 07/25/2023	55,057	55,556
Sonic Capital LLC Series 2018-1A, Class A2 4.03% due 02/20/2048*	69,184	72,207
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(5)(6)	99,261	99,305
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(5)(6)	248,151	248,261
Starwood Mtg. Residential Trust VRS Series 2019-IMC1, Class A1 3.47% due 02/25/2049*(5)(6)	310,282	312,539
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	275,000	281,709
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	58,353	58,427
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(5)	26,265	26,381
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	41,642	42,198
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	146,950	148,707
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	957,559	975,349
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	284,342	288,399
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	554,110	562,372

465

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(5)	$158,553	$161,484
Verus Securitization Trust Series 2019-4, Class A1 2.64% due 11/25/2059*(6)	990,663	997,582
Verus Securitization Trust VRS Series 2019-INV1, Class A1 3.40% due 12/25/2059*(5)(6)	259,748	262,124
Verus Securitization Trust VRS Series 2018-INV1, Class A1 3.63% due 03/25/2058*(5)(6)	254,880	257,761
Volvo Financial Equipment LLC Series 2017-1A, Class A3 1.92% due 03/15/2021*	26,045	26,044
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(4)	120,000	126,797
Wendys Funding LLC Series 2018-1A, Class A2I 3.57% due 03/15/2048*	245,000	250,660
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(4)	25,000	26,986
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77% due 09/15/2021	6,942	6,942
World Omni Auto Receivables Trust Series 2017-B, Class B 2.37% due 05/15/2024	710,000	716,398
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)	640,000	698,272

Total Asset Backed Securities (cost $35,223,004)		35,797,811

U.S. CORPORATE BONDS & NOTES — 9.5%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	181,685
Omnicom Group, Inc. Senior Notes 3.60% due 04/15/2026	40,000	43,250
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	75,000	80,795

		305,730

Aerospace/Defense — 0.2%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	990,000	993,071
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	436,532
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	247,599

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense (continued)
Rockwell Collins, Inc. Senior Notes 3.20% due 03/15/2024	$665,000	$701,603

		2,378,805

Aerospace/Defense-Equipment — 0.0%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	615,000	630,467

Agricultural Chemicals — 0.0%
CVR Partners LP/CVR Nitrogen Finance Corp. Sec. Notes 9.25% due 06/15/2023*	365,000	380,056

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	680,000	738,232
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.65% due 12/15/2029	111,085	118,803
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	116,245	124,974
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	421,045	449,755
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	364,561	390,574
Delta Air Lines, Inc. Senior Notes 2.88% due 03/13/2020	780,000	781,025
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	348,768	364,109
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	164,937	174,283
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	358,594	401,465

		3,543,220

Applications Software — 0.1%
Microsoft Corp. Senior Notes 1.85% due 02/06/2020	900,000	899,982
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	182,905

		1,082,887

466

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks — 0.3%
BMW US Capital LLC Company Guar. Notes 3.25% due 08/14/2020*	$850,000	$856,914
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	575,000	576,834
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	586,881
General Motors Financial Co., Inc. Senior Notes 3.55% due 07/08/2022	810,000	836,116
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	890,000	903,134
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	750,000	762,744
Volkswagen Group of America Finance LLC Company Guar. Notes 2.70% due 09/26/2022*	200,000	203,362
Volkswagen Group of America Finance LLC Company Guar. Notes 4.00% due 11/12/2021*	805,000	833,656

		5,559,641

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 1.95% due 02/27/2020	430,000	430,043
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	625,000	635,630

		1,065,673

Auto/Truck Parts & Equipment-Original — 0.0%
Dana, Inc. Senior Notes 5.38% due 11/15/2027	700,000	721,875

Banks-Commercial — 0.2%
Citizens Bank NA Senior Bonds 2.25% due 03/02/2020	500,000	500,181
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	252,366
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	40,310
Fifth Third Bank Senior Notes 3.35% due 07/26/2021	805,000	823,586
KeyBank NA Senior Notes 3.35% due 06/15/2021	770,000	787,912
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	250,000	270,910

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
PNC Bank NA Senior Notes 3.50% due 06/08/2023	$380,000	$401,115
SunTrust Bank Senior Notes 3.50% due 08/02/2022	840,000	861,332

		3,937,712

Banks-Fiduciary — 0.0%
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	251,397

Banks-Super Regional — 0.3%
Citibank NA Senior Notes 2.13% due 10/20/2020	650,000	651,589
Citibank NA Senior Notes 3.40% due 07/23/2021	600,000	614,239
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	562,408
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	975,000	983,027
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	765,000	782,084
Wells Fargo Bank NA Senior Notes (3M+0.49%) 3.33% due 07/23/2021	600,000	604,396

		4,197,743

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	140,000	142,458
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	390,000	399,050

		541,508

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	650,000	886,830

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024*	1,090,000	1,186,738
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	1,255,000	1,173,425
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	460,000	500,245

467

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	$945,000	$993,923

		3,854,331

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	11,903
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	150,262

		162,165

Building-Heavy Construction — 0.0%
New Enterprise Stone & Lime Co., Inc. Senior Notes 10.13% due 04/01/2022*	630,000	659,925

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	1,183,000	1,241,369
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,225,000	1,331,131
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	340,000	350,614
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	1,000,000	1,105,591
GCI LLC Senior Notes 6.63% due 06/15/2024*	395,000	425,613
GCI LLC Senior Notes 6.88% due 04/15/2025	450,000	469,688
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.63% due 02/15/2025*	1,005,000	1,015,050
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	617,692

		6,556,748

Casino Hotels — 0.0%
Station Casinos LLC Senior Notes 4.50% due 02/15/2028*	470,000	469,276

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	195,000	203,412

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.15% due 05/15/2024	295,000	310,324

Security Description	Principal Amount	Value (Note 2)
Coal — 0.1%
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	$815,000	$845,562

Commercial Services — 0.0%
Weight Watchers International, Inc. Company Guar. Notes 8.63% due 12/01/2025*	535,000	559,075

Commercial Services-Finance — 0.1%
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	850,000	866,519

Computer Services — 0.0%
Presidio Holdings, Inc. Senior Sec. Notes 4.88% due 02/01/2027*	689,000	688,897

Computers — 0.0%
Apple, Inc. Senior Notes 1.90% due 02/07/2020	400,000	399,997
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	285,110

		685,107

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	440,000	468,690

Containers-Paper/Plastic — 0.1%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	520,000	552,500
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	540,000	542,025

		1,094,525

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	555,000	634,337

Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	137,000	136,486
Ortho-Clinical Diagnostics, Inc. Senior Notes 7.25% due 02/01/2028*	155,000	157,733
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	315,094
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	72,479

		681,792

Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	585,000	602,550

468

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Distribution/Wholesale — 0.1%
Core & Main Holdings LP Senior Notes 8.63% due 09/15/2024*(7)	$440,000	$458,700
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	585,000	609,862

		1,068,562

Diversified Banking Institutions — 0.7%
Bank of America Corp. FRS Senior Notes 2.60% (3 ML+0.65%) due 06/25/2022	850,000	855,278
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	800,000	849,932
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	161,863
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	390,886
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	252,211
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	509,238
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	554,217
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	196,151
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	500,000	502,293
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	980,000	994,572
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	134,578
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	140,000	141,280
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	500,000	510,165
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	1,140,000	1,202,706
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	212,797
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	487,702
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	545,000	622,391

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	$25,000	$28,287
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	582,318
Morgan Stanley Senior Notes 3.97% due 07/22/2038	970,000	1,110,731
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	795,000	847,019
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	30,635

		11,177,250

Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 08/26/2049	870,000	892,904
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	100,000	102,998

		995,902

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	414,000	449,172

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	245,000	256,812
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	51,477
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	385,000	451,538
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	477,556

		1,237,383

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	927,050

Electric-Distribution — 0.1%
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	900,000	912,914
Sempra Energy Senior Notes 2.40% due 02/01/2020	1,005,000	1,005,000

		1,917,914

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	425,000	437,172

469

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.4%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	$460,000	$485,945
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	170,000	189,991
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	204,929
Dominion Energy, Inc. Junior Sub. Notes 2.58% due 07/01/2020	160,000	160,474
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	46,286
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	42,731
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	251,216
Eversource Energy Senior Notes 3.30% due 01/15/2028	170,000	180,570
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	262,100
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	593,383
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	606,001
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	900,000	901,754
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	477,101
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	359,789
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	805,000	947,177
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	400,000	419,963
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	460,740

		6,590,150

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	640,000	652,619

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.00% due 01/15/2022	800,000	814,259

Security Description	Principal Amount	Value (Note 2)
Electronic Components-Semiconductors (continued)
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021	$190,000	$194,612
Micron Technology, Inc. Senior Notes 4.19% due 02/15/2027	910,000	991,245

		2,000,116

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	79,638
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	180,000	186,783
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	121,079
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	817,908

		1,205,408

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 3.70% due 11/05/2021	425,000	439,065
American Express Credit Corp. Senior Notes 2.20% due 03/03/2020	825,000	825,000
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	640,442
Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	398,559
Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	752,028
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	110,120

		3,165,214

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	365,000	367,800
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	567,777

		935,577

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Company Guar. Notes 2.75% due 12/01/2020	45,000	45,327

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	245,000	267,947

470

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) — 0.0%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	$575,000	$583,567

Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	460,000	492,200
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	666,838
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	461,210

		1,620,248

Gold Mining — 0.0%
Newmont Goldcorp Corp. Company Guar. Notes 3.63% due 06/09/2021	424,000	432,529

Hazardous Waste Disposal — 0.0%
Stericycle, Inc. Company Guar. Notes 5.38% due 07/15/2024*	398,000	416,614

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	114,727
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	420,383
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	430,000	488,681

		1,023,791

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	623,594
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	795,000	869,255
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	714,381
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	398,855
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	320,000	355,276
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	1,192,509

		4,153,870

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Sec. Notes 2.05% due 06/12/2020*	240,000	240,285

Security Description	Principal Amount	Value (Note 2)
Insurance-Multi-line (continued)
Metropolitan Life Global Funding I Sec. Notes 3.45% due 10/09/2021*	$610,000	$628,025
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	575,000	602,493

		1,470,803

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	123,236
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	629,563
MassMutual Global Funding II Sec. Notes 1.95% due 09/22/2020*	630,000	631,070

		1,383,869

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	95,086
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	545,000	554,538
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	206,821

		856,445

Investment Management/Advisor Services — 0.1%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028	255,000	255,000
AG Merger Sub II, Inc. Senior Notes 10.75% due 08/01/2027*	500,000	530,000
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	298,831
NFP Corp. Senior Notes 8.00% due 07/15/2025*	560,000	580,832
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	32,498

		1,697,161

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	630,000	645,411

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	525,000	528,354

Machinery-General Industrial — 0.0%
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	418,394

471

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Material Handling — 0.0%
Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	$385,000	$410,264

Machinery-Pumps — 0.0%
Granite Holdings US Acquisition Co. Company Guar. Notes 11.00% due 10/01/2027*	590,000	618,025

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	795,000	866,225
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	22,000	28,865

		895,090

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	207,000	220,003
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	506,707

		726,710

Medical-Biomedical/Gene — 0.0%
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	51,860

Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	65,426
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	570,000	588,735
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	104,779
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	443,547
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	57,447
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	1,405,000	1,603,456
Bayer US Finance II LLC Company Guar. Notes 3.50% due 06/25/2021*	335,000	342,299
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024*	840,000	876,953
Bristol-Myers Squibb Co. Senior Notes 3.55% due 08/15/2022*	570,000	595,822
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025*	70,000	76,776

		4,755,240

Security Description	Principal Amount	Value (Note 2)
Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	$240,000	$241,356
Centene Corp. Senior Notes 5.38% due 06/01/2026*	1,000,000	1,063,750
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	1,125,000	1,209,517
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	25,592
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	103,069

		2,643,284

Medical-Hospitals — 0.4%
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	116,840
Centra Health, Inc. Notes 4.70% due 01/01/2048	900,000	1,078,879
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	295,000	304,763
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	575,000	622,262
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	305,000	327,727
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	553,047
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,589,613
Stanford Health Care Notes 3.80% due 11/15/2048	420,000	501,032
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	700,000	890,773

		5,984,936

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	475,000	496,382
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	305,000	327,358

		823,740

Metal-Aluminum — 0.1%
Kaiser Aluminum Corp. Company Guar. Notes 4.63% due 03/01/2028*	570,000	581,400

472

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Aluminum (continued)
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	$250,000	$251,100

		832,500

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	270,000	292,195

Oil Companies-Exploration & Production — 0.3%
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	15,000	15,944
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	965,000	1,026,776
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	155,000	163,800
Diamondback Energy, Inc. Company Guar. Notes 2.88% due 12/01/2024	795,000	808,257
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	197,506
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	625,000	568,750
Northern Oil and Gas, Inc. Sec. Notes 8.50% due 05/15/2023(7)	562,486	582,173
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	820,000	837,615
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	432,594
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	52,223
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	620,000	598,455

		5,284,093

Oil Refining & Marketing — 0.1%
CVR Energy, Inc. Company Guar. Notes 5.25% due 02/15/2025*	600,000	592,800
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.00% due 11/15/2023	810,000	839,241
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	561,000	577,134

		2,009,175

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	187,338

Security Description	Principal Amount	Value (Note 2)
Paper & Related Products (continued)
International Paper Co. Senior Notes 5.00% due 09/15/2035	$500,000	$609,148

		796,486

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023*	500,000	515,263
Cigna Corp. Company Guar. Notes 3.30% due 02/25/2021*	50,000	50,705
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	1,080,000	1,141,961
CVS Health Corp. Senior Notes 3.25% due 08/15/2029	220,000	228,235
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	621,564
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	565,000	684,860
Express Scripts Holding Co. Company Guar. Notes 2.60% due 11/30/2020	675,000	679,170

		3,921,758

Pipelines — 0.3%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	89,856
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	185,000	191,233
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	155,000	166,505
Energy Transfer Operating LP Company Guar. Notes 3.75% due 05/15/2030	235,000	239,606
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	385,000	436,082
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	49,013
MPLX LP FRS Senior Notes 2.99% (3 ML+1.10%) due 09/09/2022	505,000	507,301
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	652,930
Targa Resources Partners Co. Company Guar. Notes 6.50% due 07/15/2027	1,110,000	1,209,900
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	185,000	196,539
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	405,000	445,892

		4,184,857

473

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	$1,035,000	$1,104,006
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	49,538
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	387,048
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	244,731
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	300,720
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	124,979
Crown Castle International Corp. Senior Notes 3.40% due 02/15/2021	35,000	35,494
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	161,985
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	389,796
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	173,252
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	677,201
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	35,857
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	291,088
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	370,460
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	16,563
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	280,913
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	150,403
Ryman Hospitality Properties, Inc. Company Guar. Notes 4.75% due 10/15/2027*	570,000	592,800
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2025*	345,000	357,097
SBA Tower Trust Mtg. Notes Series 2016-1 2.88% due 07/15/2046*	175,000	176,118

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	$270,000	$282,789
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	345,000	372,471
Vereit Operatinjg Partner Co. Company Guar. Notes 3.10% due 12/15/2029	540,000	549,605

		7,124,914

Rental Auto/Equipment — 0.1%
Capitol Investment Merger Sub 2 LLC Sec. Notes 10.00% due 08/01/2024*	815,000	846,581
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	680,000	710,396

		1,556,977

Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	52,595
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	1,000,000	1,085,870
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	430,000	468,707
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	850,000	949,943

		2,557,115

Retail-Automobile — 0.0%
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	550,000	562,375

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	123,671
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	78,464

		202,135

Retail-Propane Distribution — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	135,000	139,050

Retail-Restaurants — 0.1%
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	555,000	583,177
IRB Holding Corp. Company Guar. Notes 6.75% due 02/15/2026*	865,000	900,422

		1,483,599

474

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Schools — 0.0%
George Washington University Notes 3.55% due 09/15/2046	$45,000	$50,234

Security Services — 0.0%
Allied Universal Holdco LLC Senior Notes 9.75% due 07/15/2027*	250,000	266,875

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	337,000	362,053

Steel-Producers — 0.1%
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	150,000	154,025
Nucor Corp. Senior Notes 3.95% due 05/01/2028	595,000	663,510

		817,535

Telephone-Integrated — 0.3%
CB Escrow Corp. Company Guar. Notes 8.00% due 10/15/2025*	545,000	578,610
CenturyLink, Inc. Senior Sec. Notes 4.00% due 02/15/2027*	360,000	362,952
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	240,000	247,200
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	645,000	727,773
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	705,000	724,402
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	520,000	575,900
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	740,000	867,025
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	350,000	404,847
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	725,000	808,986

		5,297,695

Television — 0.1%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	710,000	716,802
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	560,000	609,728

		1,326,530

Therapeutics — 0.1%
Horizon Pharma USA, Inc. Company Guar. Notes 5.50% due 08/01/2027*	690,000	735,747

Security Description	Principal Amount	Value (Note 2)
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 3.49% due 02/14/2022	$290,000	$298,954
BAT Capital Corp. Company Guar. Notes 2.76% due 08/15/2022	510,000	520,210

		819,164

Toys — 0.1%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	485,000	497,997
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	585,000	627,413

		1,125,410

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 2.60% due 03/30/2020	50,000	50,013
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	388,506
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	632,640

		1,071,159

Transport-Rail — 0.1%
CSX Corp. Senior Notes 4.25% due 03/15/2029	770,000	887,054
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	480,000	494,356
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	255,000	317,328

		1,698,738

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 3.91% due 08/27/2021	120,000	123,343

Total U.S. Corporate Bonds & Notes (cost $147,192,607)		154,681,459

FOREIGN CORPORATE BONDS & NOTES — 3.3%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	107,222

Agricultural Chemicals — 0.1%
Nutrien, Ltd. Senior Notes 4.00% due 12/15/2026	110,000	120,437
Syngenta Finance NV Company Guar. Notes 3.70% due 04/24/2020*	515,000	516,068

		636,505

475

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	$465,000	$475,434

Auto/Truck Parts & Equipment-Original — 0.1%
Toyota Industries Corp. Senior Notes 3.11% due 03/12/2022*	725,000	742,754

Banks-Commercial — 0.8%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	552,717
ANZ New Zealand International, Ltd. Company Guar. Notes 2.20% due 07/17/2020*	285,000	285,590
ANZ New Zealand International, Ltd. Company Guar. Notes 2.75% due 01/22/2021*	675,000	681,622
Banco Santander Chile Senior Notes 2.70% due 01/10/2025*	409,000	411,049
Bank of Montreal Senior Notes 3.10% due 04/13/2021	800,000	814,239
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	850,000	856,320
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	255,676
BPCE SA Sub. Notes 4.50% due 03/15/2025*	300,000	327,765
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	450,366
Cooperatieve Rabobank UA Senior Notes 3.13% due 04/26/2021	505,000	514,056
Danske Bank A/S Senior Notes 2.20% due 03/02/2020*	570,000	570,114
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	476,000	492,636
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	272,134
ING Groep NV Senior Notes 3.55% due 04/09/2024	1,050,000	1,112,543
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	423,198
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	205,667
Nordea Bank AB Senior Notes 2.13% due 05/29/2020*	400,000	400,472

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	$445,000	$450,490
Santander UK PLC Senior Notes 3.75% due 11/15/2021	420,000	434,522
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	520,000	531,436
Toronto-Dominion Bank Senior Notes 3.50% due 07/19/2023	750,000	795,027
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	55,000	59,094
United Overseas Bank, Ltd. Senior Notes 3.20% due 04/23/2021*	1,000,000	1,016,960
Westpac Banking Corp. Senior Notes 2.15% due 03/06/2020	1,100,000	1,100,451

		13,014,144

Banks-Money Center — 0.1%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	645,000

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	55,654

Cable/Satellite TV — 0.1%
LCPR Senior Secured Financing DAC Senior Sec. Notes 6.75% due 10/15/2027*	1,200,000	1,269,048
Ziggo Bond Finance BV Senior Notes 6.00% due 01/15/2027*	875,000	918,942

		2,187,990

Casino Hotels — 0.0%
MGM China Holdings, Ltd. Senior Notes 5.38% due 05/15/2024*	240,000	246,000
MGM China Holdings, Ltd. Senior Notes 5.88% due 05/15/2026*	200,000	207,000

		453,000

Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 3.63% due 04/22/2029	500,000	547,195
Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	750,000	798,136
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	445,000	525,854
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	800,000	853,145

		2,724,330

476

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	$400,000	$424,709

Chemicals-Specialty — 0.0%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(7)	600,000	610,560

Commercial Services-Finance — 0.1%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	850,000	863,770

Containers-Metal/Glass — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	555,000	582,056

Diversified Banking Institutions — 0.6%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	619,304
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	740,000	753,983
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	207,407
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	324,169
Credit Agricole SA FRS Senior Notes 3.26% (3 ML+1.43%) due 01/10/2022*	275,000	280,552
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	600,000	632,876
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	660,000	670,819
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	328,024
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	350,000	355,257
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	333,406
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	550,956
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	1,035,000	1,062,188
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	900,000	966,079
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	1,235,000	1,310,792

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
UBS Group Funding Switzerland AG Senior Notes 3.00% due 04/15/2021*	$200,000	$203,078
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	335,000	346,555

		8,945,445

Electric-Distribution — 0.1%
Ausgrid Finance Pty, Ltd. Senior Sec. Notes 3.85% due 05/01/2023*	480,000	500,969
State Grid Overseas Investment, Ltd. Company Guar. Notes 2.25% due 05/04/2020*	445,000	445,197
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.75% due 05/02/2023*	510,000	535,068

		1,481,234

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.75% due 04/06/2023*	900,000	915,440

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	154,478
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	740,000	786,452
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	164,366
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	165,000	173,737

		1,279,033

Food-Dairy Products — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	470,885

Food-Misc./Diversified — 0.1%
Sigma Holdco BV Company Guar. Notes 7.88% due 05/15/2026*	725,000	746,750

Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Notes 7.00% due 06/01/2026*	560,000	583,632

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	38,338
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	438,596

477

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	$25,000	$25,578

		502,512

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	1,055,000	1,150,900

Internet Content-Entertainment — 0.0%
Weibo Corp. Senior Notes 3.50% due 07/05/2024	430,000	444,747

Internet Content-Information/News — 0.0%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	271,178

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	430,000	442,303
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	350,000	360,015

		802,318

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	165,000	163,144

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	328,012

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	31,812

Oil & Gas Drilling — 0.1%
Ensign Drilling, Inc. Company Guar. Notes 9.25% due 04/15/2024*	280,000	262,500
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	676,400	696,692
Transocean, Inc. Company Guar. Notes 8.00% due 02/01/2027*	650,000	605,020
Transocean, Inc. Company Guar. Notes 9.00% due 07/15/2023*	545,000	585,548

		2,149,760

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	775,000	796,417

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	$200,000	$204,907
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	107,860
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	470,000	501,001
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	475,000	536,561

		2,146,746

Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	267,598
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	48,975

		316,573

Oil Refining & Marketing — 0.0%
Parkland Fuel Corp. Company Guar. Notes 5.88% due 07/15/2027*	510,000	540,447

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 3.88% due 11/02/2027	260,000	265,018
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	203,940

		468,958

Pastoral & Agricultural — 0.1%
JBS Investments II GmbH Company Guar. Notes 7.00% due 01/15/2026*	780,000	849,038

Pipelines — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	264,286
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	90,000	95,774
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	115,000	128,813
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	17,074

		505,947

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	94,421

Retail-Petroleum Products — 0.1%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	925,000	936,562

478

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom — 0.0%
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	$495,000	$508,538

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	365,000	393,484

Telecom Services — 0.1%
DKT Finance APS Senior Sec. Notes 9.38% due 06/17/2023*	505,000	539,315
Sable International Finance, Ltd. Senior Sec. Notes 5.75% due 09/07/2027*	710,000	749,937

		1,289,252

Tobacco — 0.0%
Imperial Brands Finance PLC Company Guar. Notes 2.95% due 07/21/2020*	600,000	602,777

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	200,000	210,233
SMBC Aviation Capital Finance DAC Company Guar. Notes 4.13% due 07/15/2023*	200,000	212,911

		423,144

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	352,500

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.88% due 09/29/2023	615,000	647,883

Total Foreign Corporate Bonds & Notes (cost $51,683,342)		53,866,200

U.S. GOVERNMENT AGENCIES — 8.2%
Federal Home Loan Mtg. Corp. — 0.4%
3.00% due 12/01/2046	831,942	863,154
3.00% due 09/01/2049	189,469	197,757
3.50% due 09/01/2042	27,937	29,485
3.50% due 11/01/2042	84,616	89,299
3.50% due 03/01/2044	87,059	91,884
3.50% due 03/01/2046	117,475	125,335
3.50% due 12/01/2049	2,478,658	2,562,840
4.00% due 09/01/2045	10,089	10,769
4.00% due 07/01/2049	344,932	366,338
4.50% due 12/01/2049	1,482,288	1,573,213
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21% due 06/25/2025(4)	157,175	160,231
Series K068, Class A1 2.95% due 02/25/2027(4)	312,316	326,087

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4604, Class FH 2.18% (1 ML+0.50%) due 08/15/2046(6)	$16,373	$16,369
Series 4621, Class FK 2.18% (1 ML+0.50%) due 10/15/2046(6)	72,348	72,339
Series 4623, Class MF 2.18% (1 ML+0.50%) due 10/15/2046(6)	44,564	44,541
Federal Home Loan Mtg. Corp. SCRT VRS Series 2016-1, Class M1 3.00% due 09/25/2055*(5)(6)	75,000	75,241
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2019-HQA2, Class M1 2.36% (1 ML+0.70%) due 04/25/2049*(6)	37,826	37,829
Series 2016-DNA3, Class M2 3.66% (1 ML+2.00%) due 12/25/2028(6)	20,246	20,267
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk VRS Series 2018-SPI2, Class M1 3.81% due 05/25/2048*(5)(6)	255,361	255,909

		6,918,887

Federal National Mtg. Assoc. — 5.2%
1.50% due 02/28/2020	790,000	789,930
2.50% due 11/01/2031	175,096	179,046
2.50% due 01/01/2032	348,615	355,636
2.50% due 02/01/2032	290,075	296,620
2.50% due 05/01/2032	657,592	673,799
2.50% due 11/01/2034	273,445	278,404
2.50% due 05/01/2043	136,796	138,727
2.50% due 08/01/2046	358,350	363,423
2.50% due 10/01/2046	347,090	352,008
2.50% due 12/01/2049	1,471,698	1,483,443
3.00% due 01/01/2031	13,642	14,120
3.00% due 10/01/2032	993,780	1,032,764
3.00% due 12/01/2032	1,983,510	2,051,751
3.00% due 11/01/2033	341,464	354,622
3.00% due 11/01/2036	326,460	339,284
3.00% due 12/01/2036	84,360	87,785
3.00% due 10/01/2037	762,395	788,928
3.00% due 03/01/2038	361,712	374,376
3.00% due 01/01/2043	243,765	253,063
3.00% due 02/01/2043	362,303	376,125
3.00% due 05/01/2043	149,979	155,765
3.00% due 07/01/2043	30,177	31,345
3.00% due 08/01/2043	24,406	25,331
3.00% due 09/01/2043	110,696	115,543
3.00% due 01/01/2044	676,582	702,412
3.00% due 03/01/2044	723,471	751,072
3.00% due 10/01/2046	1,520,107	1,576,513
3.00% due 11/01/2046	4,253,211	4,416,451
3.00% due 12/01/2046	977,654	1,017,492
3.00% due 01/01/2047	2,146,103	2,216,382
3.00% due 02/01/2047	351,674	365,010
3.00% due 06/01/2047	179,495	187,339
3.00% due 08/01/2047	830,446	864,434

479

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.00% due 11/01/2047	$1,450,376	$1,504,818
3.00% due 09/01/2048	924,308	954,312
3.00% due 11/01/2048	501,666	516,009
3.00% due 08/01/2049	168,932	176,322
3.00% due 11/01/2049	327,262	334,757
3.50% due 11/01/2031	610,144	636,414
3.50% due 11/01/2032	224,713	237,570
3.50% due 02/01/2035	23,829	25,033
3.50% due 01/01/2036	203,303	213,488
3.50% due 06/01/2038	222,906	232,835
3.50% due 10/01/2041	29,565	31,270
3.50% due 07/01/2042	86,554	91,535
3.50% due 09/01/2042	86,109	90,814
3.50% due 10/01/2042	84,032	88,626
3.50% due 07/01/2043	18,643	19,866
3.50% due 08/01/2043	449,341	473,981
3.50% due 01/01/2044	1,538,371	1,622,686
3.50% due 07/01/2044	341,068	360,698
3.50% due 04/01/2045	369,195	387,359
3.50% due 06/01/2045	191,452	202,526
3.50% due 07/01/2045	843,375	889,453
3.50% due 08/01/2045	669,120	705,660
3.50% due 09/01/2045	912,988	965,204
3.50% due 11/01/2045	541,607	568,451
3.50% due 12/01/2045	580,691	609,996
3.50% due 01/01/2046	1,048,421	1,102,190
3.50% due 03/01/2046	2,404,712	2,518,954
3.50% due 04/01/2046	760,217	795,991
3.50% due 06/01/2046	1,381,177	1,463,491
3.50% due 09/01/2046	945,975	988,839
3.50% due 10/01/2046	445,070	464,420
3.50% due 02/01/2047	251,404	261,922
3.50% due 03/01/2047	1,790,410	1,882,209
3.50% due 04/01/2047	2,327,666	2,427,669
3.50% due 05/01/2047	1,065,701	1,111,977
3.50% due 08/01/2047	542,052	573,322
3.50% due 12/01/2047	310,747	324,089
3.50% due 01/01/2048	603,219	635,584
3.50% due 08/01/2049	75,576	78,074
3.50% due 09/01/2049	594,623	617,369
3.50% due 10/01/2049	1,134,823	1,178,234
4.00% due 11/01/2040	477,682	510,882
4.00% due 12/01/2040	15,108	16,273
4.00% due 02/01/2041	604,850	651,429
4.00% due 03/01/2042	1,600,264	1,733,961
4.00% due 07/01/2044	862,878	920,501
4.00% due 06/01/2045	434,699	463,356
4.00% due 07/01/2045	665,945	710,404
4.00% due 09/01/2045	543,967	581,532
4.00% due 10/01/2045	286,436	305,543
4.00% due 11/01/2045	21,171	22,584
4.00% due 12/01/2045	448,091	490,395
4.00% due 03/01/2046	146,722	156,486
4.00% due 09/01/2046	21,904	23,363
4.00% due 01/01/2047	173,153	182,861
4.00% due 02/01/2047	427,312	455,966
4.00% due 03/01/2047	1,310,149	1,382,698
4.00% due 04/01/2047	1,342,989	1,413,790
4.00% due 05/01/2047	1,191,772	1,263,970
4.00% due 08/01/2047	3,299,175	3,500,675
4.00% due 09/01/2048	345,240	361,392
4.00% due 10/01/2048	431,254	453,002

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.00% due 03/01/2049	$847,895	$890,808
4.00% due 06/01/2049	819,093	858,651
4.00% due 08/01/2049	549,513	574,176
4.00% due 11/01/2049	378,514	398,523
4.00% due 12/01/2049	63,579	66,940
4.50% due 07/01/2040	184,698	201,575
4.50% due 01/01/2044	158,239	171,165
4.50% due 03/01/2046	1,133,339	1,227,641
4.50% due 09/01/2046	281,902	304,686
4.50% due 11/01/2047	501,193	548,718
4.50% due 04/01/2048	536,220	570,393
4.50% due 05/01/2048	1,226,523	1,343,257
4.50% due 08/01/2048	677,176	718,552
4.50% due 09/01/2048	469,568	496,874
4.50% due 10/01/2048	660,594	699,741
4.50% due 11/01/2048	494,558	524,087
4.50% due 12/01/2048	292,174	309,166
4.50% due 05/01/2049	1,074,076	1,156,975
4.50% due 10/01/2049	547,515	581,261
4.50% due 11/01/2049	29,480	31,271
5.00% due 10/01/2033	14,711	16,319
5.00% due 07/01/2035	1,098,673	1,218,663
5.00% due 05/01/2040	88,827	98,659
5.00% due 08/01/2048	106,648	114,295
5.00% due 02/01/2049	193,865	207,569
5.50% due 10/01/2035	15,073	16,996
5.50% due 05/01/2036	47,089	53,140
5.50% due 08/01/2037	1,138,119	1,284,165
5.50% due 05/01/2044	1,064,839	1,199,993
5.50% due 01/01/2047	456,172	513,694
6.00% due 09/01/2037	69,405	79,905
6.00% due 07/01/2041	515,183	593,115
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2018-C03, Class 1M1 2.34% (1 ML+0.68%) due 10/25/2030(6)	115,935	115,952
Series 2019-R03, Class 1M1 2.41% (1 ML+0.75%) due 09/25/2031*(6)	35,128	35,129
Series 2016-C03, Class 1M1 3.66% (1 ML+2.00%) due 10/25/2028(6)	967	968
Federal National Mtg. Assoc. REMIC Series 2018-44, Class PC 4.00% due 06/25/2044(6)	229,510	237,897

		84,434,942

Government National Mtg. Assoc. — 2.5%
3.00% due 03/20/2045	853,300	885,086
3.00% due 08/20/2046	1,732,071	1,796,767
3.00% due 09/20/2046	1,231,751	1,278,496
3.00% due 10/20/2046	87,200	90,456
3.00% due 11/20/2046	590,724	612,428
3.00% due 09/20/2049	754,280	768,587
3.00% due 10/20/2049	1,000,492	1,019,468
3.00% due 01/20/2050	1,200,000	1,227,358
3.50% due 07/20/2042	334,502	353,804
3.50% due 08/20/2042	580,254	613,677
3.50% due 09/20/2042	77,727	81,920
3.50% due 05/20/2043	715,389	753,884
3.50% due 06/20/2043	288,512	304,865
3.50% due 10/20/2044	11,670	12,284

480

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
3.50% due 05/20/2045	$13,604	$14,320
3.50% due 12/20/2045	348,342	365,304
3.50% due 02/20/2046	82,183	86,432
3.50% due 03/20/2046	696,769	730,059
3.50% due 04/20/2046	543,918	570,095
3.50% due 05/20/2046	433,247	452,784
3.50% due 06/20/2046	205,457	214,366
3.50% due 07/20/2046	87,840	92,061
3.50% due 10/20/2046	776,900	814,157
3.50% due 02/20/2048	2,617,182	2,736,676
3.50% due 04/20/2048	109,383	115,307
3.50% due 01/20/2049	209,646	217,283
4.00% due 09/20/2045	328,957	348,855
4.00% due 05/20/2046	90,274	94,690
4.00% due 05/20/2047	1,616,918	1,693,689
4.00% due 07/20/2047	1,118,275	1,178,858
4.00% due 08/20/2047	380,071	400,516
4.00% due 11/20/2047	1,206,512	1,265,194
4.00% due 03/20/2048	1,108,014	1,158,860
4.00% due 06/20/2048	494,111	515,360
4.00% due 08/20/2048	82,414	85,949
4.00% due 08/20/2049	1,426,766	1,486,344
4.00% due 09/20/2049	1,728,313	1,803,722
4.00% due 11/20/2049	2,102,674	2,198,570
4.50% due 04/20/2041	13,472	14,623
4.50% due 07/20/2045	139,993	151,222
4.50% due 09/15/2045	76,951	84,176
4.50% due 12/20/2045	526,254	568,466
4.50% due 01/20/2046	85,386	92,239
4.50% due 07/20/2047	197,646	211,467
4.50% due 08/20/2047	1,262,995	1,351,355
4.50% due 09/20/2047	353,713	378,397
4.50% due 06/20/2048	130,798	138,432
4.50% due 07/20/2048	74,508	78,815
4.50% due 09/20/2048	291,216	310,926
4.50% due 07/20/2049	1,171,787	1,230,713
4.50% due March 30 TBA	480,000	504,919
5.00% due 08/20/2042	66,352	73,635
5.00% due 07/20/2047	528,630	569,870
5.00% due 08/20/2047	86,155	92,890
5.00% due 09/20/2047	612,416	660,125
5.00% due 10/20/2047	29,080	31,149
5.00% due 11/20/2047	177,317	191,152
5.00% due 12/20/2047	632,702	681,893
5.00% due 01/20/2048	821,946	885,060
5.00% due 02/20/2048	139,419	149,919
5.00% due 05/20/2048	161,011	173,652
5.00% due 06/20/2048	269,796	289,701
5.00% due 07/20/2048	44,037	47,827
5.00% due 08/20/2048	100,236	106,915
5.00% due 06/20/2049	760,161	803,247
5.50% due 05/20/2048	415,648	444,094
5.50% due 12/20/2048	382,702	406,752
5.50% due 01/20/2049	66,414	70,738
5.50% due 03/20/2049	259,295	275,541
Government National Mtg. Assoc. REMIC
Series 2018-8, Class DA 3.00% due 11/20/2047(6)	164,834	167,825
Series 2017-184, Class JH 3.00% due 12/20/2047(6)	209,059	212,281

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. REMIC FRS Series 2018 -122, Class FE 1.96% (1 ML+0.30%) due 09/20/2048(6)	$231,148	$230,176

		40,118,723

Uniform Mtg. Backed Securities — 0.1%
3.50% due March 15 TBA	530,000	552,390
4.50% due March 30 TBA	225,000	238,099

		790,489

Total U.S. Government Agencies (cost $129,359,419)		132,263,041

U.S. GOVERNMENT TREASURIES — 5.0%
United States Treasury Bonds — 2.7%
1.00% due 02/15/2049 TIPS(8)	14,106	16,950
2.25% due 08/15/2049	3,740,000	3,937,227
2.50% due 02/15/2046	1,545,000	1,692,197
2.75% due 08/15/2047	2,340,000	2,701,512
2.88% due 11/15/2046	1,875,000	2,207,007
3.00% due 11/15/2045	1,025,000	1,226,236
3.00% due 05/15/2047	3,535,000	4,265,337
3.00% due 02/15/2048	3,400,000	4,114,930
3.00% due 08/15/2048	1,505,000	1,826,811
3.13% due 11/15/2041	5,480,000	6,628,231
3.13% due 02/15/2043	1,655,000	2,000,804
3.50% due 02/15/2039	470,000	597,543
4.50% due 05/15/2038	7,985,000	11,380,808
4.75% due 02/15/2037	50,000	72,260

		42,667,853

United States Treasury Notes — 2.3%
0.13% due 01/15/2030 TIPS(8)	34,987	35,077
1.50% due 10/31/2024	1,400,000	1,410,992
1.50% due 11/30/2024	1,800,000	1,814,906
1.63% due 12/31/2021	26,000	26,136
1.63% due 08/15/2029	1,970,000	1,989,161
2.75% due 02/15/2024	21,780,000	23,002,573
2.75% due 02/15/2028	6,265,000	6,874,614
0.13% due 04/15/2021 TIPS(8)	16,604	16,567
0.13% due 07/15/2022 TIPS(8)	21,252	21,430
0.13% due 01/15/2023 TIPS(8)	927,123	933,571
0.13% due 10/15/2024 TIPS(8)	602,615	613,916
0.25% due 07/15/2029 TIPS(8)	84,466	87,758
0.38% due 07/15/2027 TIPS(8)	14,195	14,804
0.63% due 07/15/2021 TIPS(8)	784,018	792,054
0.63% due 01/15/2026 TIPS(8)	68,197	71,466

		37,705,025

Total U.S. Government Treasuries (cost $73,807,721)		80,372,878

MUNICIPAL BONDS & NOTES — 0.7%
Bay Area Toll Authority Revenue Bonds 6.91% due 10/01/2050	600,000	1,049,730
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	441,291

481

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	$500,000	$701,840
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	380,998
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	50,689
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	518,351
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	455,000	473,610
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	1,091,000	1,599,242
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	211,170
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	450,342
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	303,434
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	80,000	81,134
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	474,693
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	1,043,169
State of Wisconsin Revenue Bonds 3.95% due 05/01/2036	850,000	930,342
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	1,100,000	1,161,853
Western Minnesota Municipal Power Agency 3.16% due 01/01/2039	770,000	812,889

Total Municipal Bonds & Notes (cost $9,518,612)		10,684,777

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Regional Authority — 0.3%
Province of Alberta, Canada Senior Notes 2.20% due 07/26/2022	$850,000	$864,403
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	555,000	619,289
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	158,884
Province of Ontario, Canada Senior Notes 2.40% due 02/08/2022	1,000,000	1,017,720
Province of Ontario, Canada Senior Notes 2.55% due 02/12/2021	1,505,000	1,519,373
Province of Quebec, Canada Senior Notes 2.88% due 10/16/2024	25,000	26,532
Province of Quebec, Canada Notes 3.50% due 07/29/2020	1,100,000	1,109,828

		5,316,029

Sovereign — 0.1%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	296,000	325,156
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	207,568
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	117,526

		650,250

Total Foreign Government Obligations (cost $5,821,438)		5,966,279

LOANS (9)(10)(14) — 0.6%
Auto-Heavy Duty Trucks — 0.0%
Navistar, Inc. FRS BTL-B 5.17% (1 ML+3.50%) due 11/06/2024	609,857	610,429

Auto/Truck Parts & Equipment-Original — 0.1%
Panther BF Aggregator 2 LP FRS BTL-B 5.16% (1 ML+3.50%) due 04/30/2026	613,650	616,974

Containers-Metal/Glass — 0.1%
BWAY Corp. FRS BTL 5.08% (3 ML+3.25%) due 04/03/2024	619,997	614,765

Diagnostic Kits — 0.0%
Ortho-Clinical Diagnostics SA FRS BTL Coupon TBD due 06/30/2025	620,000	611,991

482

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
LOANS (continued)
Direct Marketing — 0.0%
Terrier Media Buyer, Inc. FRS BTL-B 6.15% (3 ML+4.25%) due 12/17/2026	$405,000	$408,037

Diversified Financial Services — 0.0%
Advisor Group, Inc. Term Loan B Coupon TBD due 08/01/2026	440,000	438,900

Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. FRS BTL-B5 4.40% (1 ML+2.75%) due 08/14/2024	615,212	614,059

Insurance Brokers — 0.1%
HUB International Ltd FRS BTL-B 5.90% (3 ML+4.00%) due 04/25/2025	1,230,000	1,237,175

Internet Gambling — 0.1%
Playtika Holding Corp. FRS BTL-B 7.65% (1M+6.00%) due 12/10/2024	655,000	659,912

Medical Labs & Testing Services — 0.0%
Envision Healthcare Corp. FRS 1st Lien 5.40% (1 ML+3.75%) due 10/10/2025	524,824	441,040

Pipelines — 0.1%
Hercules Merger Sub LLC FRS BTL-B 4.53% (1 ML+2.75%) due 11/01/2026	615,000	620,509

Protection/Safety — 0.1%
Prime Security Services Borrower, LLC FRS BTL-B1 5.01% (1 ML+3.25%) due 09/23/2026	613,627	614,309

Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. FRS BTL-B 3.90% (1 ML +2.25%) due 01/02/2025	613,604	613,476

Security Services — 0.0%
Allied Universal Holdco LLC FRS BTL-B Coupon TBD due 07/12/2026	303,430	304,568

Transport-Rail — 0.0%
Genesee & Wyoming, Inc. FRS BTL 3.97% (3 ML+2.00%) due 12/30/2026	610,000	614,194

Total Loans (cost $9,041,941)		9,020,338

Security Description	Principal Amount	Value (Note 2)
OPTIONS - PURCHASED (13) — 0.0%
Exchange-Traded Put Options-Purchased (cost $6,278,436)	$2,412	$560,790

Total Long-Term Investment Securities (cost $1,272,438,893)		1,438,010,032

SHORT-TERM INVESTMENT SECURITIES — 11.6%
Registered Investment Companies — 11.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52%(11) (cost $187,576,095)	187,576,095	187,576,095

TOTAL INVESTMENTS (cost $1,460,014,988) (12)	100.4%	1,625,586,127
Liabilities in excess of other assets	(0.4)	(6,173,795)

NET ASSETS	100.0%	$1,619,412,332

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $106,182,231 representing 6.6% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	6/8/2018	57,396	$321,992	$369,056	$6.43	0.02%
Venture Global LNG, Inc. Series C	10/16/2017	3	11,313	15,600	5,200.00	0.00%
Convertible Preferred Securities
Farmers Business Network, Inc. Series C	11/3/2017	563	10,395	13,123	23.31	0.00%

				$397,779		0.02%

483

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Collateralized Mortgage Obligation
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	Principal amount of security is adjusted for inflation.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund/Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	The rate shown is the 7-day yield as of January 31, 2020.
(12)	See Note 3 for cost of investments on a tax basis.
(13)	Purchased Options.

Exchanged Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 1/31/2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	March 2020	$2,475	2,412	$777,995,424	$6,278,436	$560,790	$(5,717,646)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(14)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

ADR — American Depositary Receipt

BTL — Bank Term Loan

CDI — Chess Depositary Interest

CLO — Collateralized Loan Obligation

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

Euronext Paris — Euronext Stock Exchange, Paris

NASDAQ — National Association of Securities Dealers Automated Quotations

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SCRT — Structured Credit Risk Transfer

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

484

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

1,411	Long	S&P 500 E-mini Index	March 2020	$223,858,164	$227,453,200	$3,595,036

						Unrealized (Depreciation)

917	Long	MSCI EAFE Index	March 2020	$92,608,850	$90,622,525	$(1,986,325)

58	Short	U.S. Treasury Long Bonds	March 2020	9,246,506	9,484,813	(238,307)

78	Short	U.S. Treasury 2 Year Notes	March 2020	16,830,893	16,876,031	(45,138)

176	Short	U.S. Treasury 5 Year Notes	March 2020	20,980,004	21,176,375	(196,371)

127	Short	U.S. Treasury 10 Year Notes	March 2020	16,485,726	16,720,344	(234,618)

64	Short	U.S. Ultra Long Bond	March 2020	11,975,910	12,396,000	(420,090)

						$(3,120,849)

		Net Unrealized Appreciation (Depreciation)				$474,187

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley and Co. International PLC	USD	4,528	JPY	495,747	02/04/2020	$47	$—

Net Unrealized Appreciation/(Depreciation) . .						$47	$—

JPY	— Japanese Yen
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Diversified Financial Services	$—	$—		$369,056	$369,056
Oil Companies-Exploration & Production	10,539,045	—		15,600	10,554,645
Other Industries	666,140,833	274,304,881	**	—	940,445,714
Convertible Preferred Securities:
E-Commerce/Services	—	—		13,123	13,123
Electric-Distribution	501,249	207,177		—	708,426
Other Industries	2,115,815	—		—	2,115,815
Preferred Securities	589,680	—		—	589,680
Asset Backed Securities	—	35,797,811		—	35,797,811
U.S. Corporate Bonds & Notes	—	154,681,459		—	154,681,459
Foreign Corporate Bonds & Notes	—	53,866,200		—	53,866,200
U.S. Government Agencies	—	132,263,041		—	132,263,041
U.S. Government Treasuries	—	80,372,878		—	80,372,878
Municipal Bonds & Notes	—	10,684,777		—	10,684,777
Foreign Government Obligations	—	5,966,279		—	5,966,279
Loans	—	9,020,338		—	9,020,338
Options - Purchased	560,790	—		—	560,790
Short-Term Investment Securities	187,576,095	—		—	187,576,095

Total Investments at Value	$868,023,507	$757,164,841		$397,779	$1,625,586,127

Other Financial Instruments:†

Futures Contracts	$3,595,036	$—		$—	$3,595,036
Forward Foreign Currency Contracts .	—	47		—	47

Total Other Financial Instruments . .	$3,595,036	$47		$—	$3,595,083

LIABILITIES:
Other Financial Instruments:†

Futures Contracts	$3,120,849	$—		$—	$3,120,849

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and at the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

485

SunAmerica Series Trust SA Templeton Foreign Value Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	10.6%
Medical-Drugs	10.1
Real Estate Operations & Development	5.9
Diversified Banking Institutions	5.8
Banks-Commercial	5.6
Cellular Telecom	4.6
Semiconductor Components-Integrated Circuits	4.0
Telephone-Integrated	3.5
Electronic Components-Semiconductors	3.2
Electric-Distribution	3.0
Aerospace/Defense	3.0
Precious Metals	2.8
Diversified Financial Services	2.6
Gold Mining	2.5
Water	2.5
Repurchase Agreements	2.2
Diversified Operations	2.2
Brewery	2.1
Diversified Manufacturing Operations	1.8
Food-Retail	1.8
Dialysis Centers	1.7
Diversified Minerals	1.5
Internet Connectivity Services	1.4
Retail-Drug Store	1.4
Building & Construction Products-Misc.	1.2
Rubber-Tires	1.2
Chemicals-Diversified	1.2
Satellite Telecom	1.2
Agricultural Chemicals	1.2
Auto-Heavy Duty Trucks	1.1
Beverages-Non-alcoholic	1.0
Medical-Wholesale Drug Distribution	0.9
Electronic Components-Misc.	0.8
Telecom Services	0.8
Transport-Marine	0.7
Transport-Rail	0.5
Metal Processors & Fabrication	0.5
Steel Pipe & Tube	0.4
Machinery-Electrical	0.2

98.7%

Country Allocation*

Japan	17.8%
United Kingdom	14.6
France	13.4
Germany	12.0
South Korea	5.8
Canada	5.7
Netherlands	3.9
Cayman Islands	3.6
Hong Kong	3.3
Switzerland	3.0
Taiwan	2.5
Norway	2.4
China	2.3
United States	2.2
Italy	2.1
Luxembourg	1.6
Ireland	1.0
Singapore	0.8
Denmark	0.7

98.7%

*	Calculated as a percentage of net assets

486

SunAmerica Series Trust SA Templeton Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.5%
Canada — 5.7%
Barrick Gold Corp.	995,600	$18,438,512
Husky Energy, Inc.	463,800	3,017,469
Wheaton Precious Metals Corp.	679,600	20,006,964

		41,462,945

Cayman Islands — 3.6%
CK Asset Holdings, Ltd.	2,214,784	14,148,003
CK Hutchison Holdings, Ltd.	1,370,284	12,114,193

		26,262,196

China — 2.3%
China Telecom Corp., Ltd.	26,087,383	10,129,883
Shanghai Pharmaceuticals Holding Co., Ltd.	73,000	135,788
Sinopharm Group Co., Ltd.	1,870,000	6,075,960

		16,341,631

Denmark — 0.7%
AP Moller - Maersk A/S, Series B	4,191	5,022,655

France — 13.4%
BNP Paribas SA	360,014	19,143,475
Cie de Saint-Gobain	238,201	8,996,916
Cie Generale des Etablissements Michelin SCA	75,924	8,830,614
Credit Agricole SA	616,002	8,338,891
Sanofi	179,756	17,336,371
TOTAL SA	324,466	15,811,453
Veolia Environnement SA	604,759	17,877,820

		96,335,540

Germany — 12.0%
Bayer AG	137,849	11,131,118
Deutsche Telekom AG	1,566,676	25,382,498
E.ON SE	1,895,625	21,539,950
Fresenius Medical Care AG & Co. KGaA	154,363	11,946,683
Merck KGaA	26,673	3,430,604
Siemens AG	104,978	13,000,545

		86,431,398

Hong Kong — 3.3%
China Mobile, Ltd.	1,408,000	11,527,436
Sun Hung Kai Properties, Ltd.	601,500	8,337,570
Swire Pacific, Ltd., Class A	414,000	3,625,866

		23,490,872

Ireland — 1.0%
Bank of Ireland Group PLC	1,482,581	7,235,158

Italy — 2.1%
Eni SpA	1,091,414	15,308,152

Japan — 17.8%
East Japan Railway Co.	42,000	3,716,290
Isuzu Motors, Ltd.	804,900	7,875,663
Kirin Holdings Co., Ltd.	680,800	14,852,051
Kyocera Corp.	83,800	5,499,271
Matsumotokiyoshi Holdings Co., Ltd.	244,900	9,823,734
Mitsubishi Electric Corp.	126,400	1,744,186
Mitsui Fudosan Co., Ltd.	777,500	20,546,474
Seven & i Holdings Co., Ltd.	335,900	12,878,303
Sumitomo Metal Mining Co., Ltd.	380,200	10,809,267
Sumitomo Mitsui Financial Group, Inc.	384,300	13,467,065
Suntory Beverage & Food, Ltd.	175,700	7,440,117

Security Description	Shares	Value (Note 2)
Japan (continued)
Takeda Pharmaceutical Co., Ltd.	515,502	$19,784,209

		128,436,630

Luxembourg — 1.6%
SES SA FDR	708,134	8,709,208
Tenaris SA	294,508	3,047,814

		11,757,022

Netherlands — 3.9%
ING Groep NV	1,280,388	13,896,762
NXP Semiconductors NV	110,500	14,018,030

		27,914,792

Norway — 2.4%
Equinor ASA	494,390	8,990,937
Yara International ASA	227,930	8,304,140

		17,295,077

Singapore — 0.8%
Singapore Telecommunications, Ltd.	2,293,100	5,493,655

South Korea — 5.8%
Hana Financial Group, Inc.	305,501	8,407,778
KB Financial Group, Inc. ADR	284,236	10,383,141
Samsung Electronics Co., Ltd. GDR*	19,413	22,752,036

		41,542,955

Switzerland — 3.0%
Novartis AG	70,136	6,634,477
Roche Holding AG	43,804	14,742,714

		21,377,191

Taiwan — 2.5%
Catcher Technology Co., Ltd.	453,000	3,585,377
Taiwan Semiconductor Manufacturing Co., Ltd.	1,332,000	14,249,374

		17,834,751

United Kingdom — 14.6%
BAE Systems PLC	2,542,164	21,262,552
BP PLC	3,167,903	19,091,885
Johnson Matthey PLC	255,117	8,764,261
Royal Dutch Shell PLC, Class B ADR	282,332	15,042,649
Standard Chartered PLC	2,345,116	19,521,165
Vodafone Group PLC	10,898,567	21,443,620

		105,126,132

Total Long-Term Investment Securities (cost $684,902,773)		694,668,752

487

SunAmerica Series Trust SA Templeton Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 2.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount of $16,218,338 collateralized by $15,125,000 of United States Treasury Notes, bearing interest at 1.38% due 08/31/2020 and having an approximate value of $16,543,014 (cost $16,218,000)	$16,218,000	$16,218,000

TOTAL INVESTMENTS — (cost $701,120,773)(1)	98.7%	710,886,752
Other assets less liabilities	1.3	9,031,214

NET ASSETS	100.0%	$719,917,966

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2020, the aggregate value of these securities was $22,752,036 representing 3.2% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$103,658,800	$591,009,952	**	$—	$694,668,752
Repurchase Agreements	—	16,218,000		—	16,218,000

Total Investments at Value	$103,658,800	$607,227,952		$—	$710,886,752

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 2).

See Notes to Financial Statements

488

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	46.9%
Domestic Fixed Income Investment Companies	23.6
United States Treasury Notes	14.9
International Equity Investment Companies	10.1
Registered Investment Companies	3.7
Options Purchased	1.2
United States Treasury Bonds	0.4
International Fixed Income Investment Companies	0.3

101.1%

*	Calculated as a percentage of net assets

489

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 80.9%
Domestic Equity Investment Companies — 46.9%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	5,432,768	$244,691,849
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	9,487,169	177,789,553
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	14,974,050	218,321,643
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	23,035,377	354,975,156
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	5,146,228	100,557,297
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	8,400,323	132,473,096
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	6,795,186	86,774,531
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	13,484,905	323,637,715
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	7,185,348	364,297,148
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,045,748	28,926,877
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	5,034,830	90,979,387
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	4,358,480	69,735,676
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	12,821,890	112,319,754
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	5,797,928	98,158,918
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	11,095,092	396,871,448
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	5,263,375	106,583,351
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	8,491,507	162,697,278
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	42,034,077	1,096,669,068
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	7,720,198	135,952,681
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	12,838,841	258,445,878
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	27,229,530	373,861,445
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,846,110	330,368,186

Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	7,309,109	$84,639,478
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	7,267,568	83,867,739
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	2,114,461	50,937,361

Total Domestic Equity Investment Companies (cost $4,952,149,006)		5,484,532,513

Domestic Fixed Income Investment Companies — 23.6%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	37,257,454	584,569,458
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	51,656,269	628,140,228
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	17,448,140	173,260,032
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	7,949,690	84,664,199
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	18,615,690	256,710,361
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	16,085,709	176,781,940
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	12,448,056	130,829,069
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	72,608,149	683,242,680
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	9,156,268	50,176,349

Total Domestic Fixed Income Investment Companies (cost $2,670,078,502)		2,768,374,316

International Equity Investment Companies — 10.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	21,615,047	185,889,400
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	2,717,270	38,721,104
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	12,908,716	215,188,295
SunAmerica Series Trust SA International Index Portfolio, Class 1	11,743,472	133,993,010
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1†	4,227,086	34,154,856
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	10,431,044	193,182,928
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	21,187,769	212,301,445

490

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	11,884,619	$168,167,354

Total International Equity Investment Companies (cost $1,138,155,552)		1,181,598,392

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1† (cost $35,174,712)	3,197,829	36,487,230

Total Affiliated Registered Investment Companies (cost $8,795,557,772)		9,470,992,451

U.S. GOVERNMENT TREASURIES — 15.3%
United States Treasury Bonds — 0.4%
6.13% due 11/15/2027	$17,066,000	22,979,102
6.38% due 08/15/2027	16,086,000	21,792,132

		44,771,234

United States Treasury Notes — 14.9%
1.63% due 08/15/2029	235,829,600	238,123,411
1.75% due 11/15/2029	53,838,300	54,959,230
2.25% due 02/15/2027	44,693,900	47,134,606
2.25% due 08/15/2027(1)	137,523,500	145,409,613
2.25% due 11/15/2027	128,648,800	136,161,689
2.38% due 05/15/2027	163,022,100	173,573,960
2.38% due 05/15/2029	137,146,700	147,416,630
2.63% due 02/15/2029	147,680,500	161,681,304
2.75% due 02/15/2028(1)	108,718,900	119,297,759
2.88% due 05/15/2028	154,664,500	171,508,431
2.88% due 08/15/2028	152,956,000	169,978,330
3.13% due 11/15/2028	155,906,100	176,776,811

		1,742,021,774

Total U.S. Government Treasuries (cost $1,663,871,321)		1,786,793,008

Security Description	Shares	Value (Note 2)
OPTIONS - PURCHASED — 1.2%
Over the Counter Put Options-Purchased(4) (cost $136,841,083)	2,620,000	$138,400,594

Total Long-Term Investment Securities (cost $10,596,270,176)		11,396,186,053

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 3.7%
AllianceBernstein Government STIF Portfolio, Class AB 1.50%(2) (cost $430,582,933)	430,582,933	430,582,933

TOTAL INVESTMENTS (cost $11,026,853,109)(3)	101.1%	11,826,768,986
Liabilities in excess of other assets	(1.1)	(128,877,832)

NET ASSETS	100.0%	$11,697,891,154

†	Non-income producing security
@	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
STIF	— Short Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of January 31, 2020.
(3)	See Note 3 for cost of investments on a tax basis.

(4)	Purchased Options:

Over the Counter Put Options — Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2020	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	Goldman Sachs International	June 2020	$2,800	610,000	$1,967,567,200	$37,804,323	$22,353,163	$(15,451,160)
S&P 500 Index	CitiBank N.A.	June 2020	2,800	110,000	354,807,200	5,464,745	4,030,898	(1,433,847)
S&P 500 Index	Goldman Sachs International	June 2020	2,800	40,000	129,020,800	1,746,000	1,465,781	(280,219)
S&P 500 Index	Goldman Sachs International	June 2020	2,800	20,000	64,510,400	887,600	732,891	(154,709)
S&P 500 Index	CitiBank N.A.	June 2020	2,900	50,000	161,276,000	2,531,875	2,317,428	(214,447)
S&P 500 Index	JPMorgan Chase Bank	June 2020	2,900	70,000	225,786,400	3,341,478	3,244,399	(97,079)
S&P 500 Index	CitiBank N.A.	June 2020	2,900	300,000	967,656,000	12,921,060	13,904,569	983,509
S&P 500 Index	UBS AG	June 2020	2,900	280,000	903,145,600	13,195,952	12,977,597	(218,355)
S&P 500 Index	UBS AG	September 2020	2,875	580,000	1,870,801,600	34,761,430	40,424,324	5,662,894
S&P 500 Index	CitiBank N.A.	June 2020	2,900	60,000	193,531,200	2,071,920	2,780,914	708,994
S&P 500 Index	CitiBank N.A.	July 2020	2,975	500,000	1,612,760,000	22,114,700	34,168,630	12,053,930

						$136,841,083	$138,400,594	$1,559,511

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

491

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

20,300	Long	S&P 500 E-Mini Index	March 2020	$3,247,046,610	$3,272,360,000	$25,313,390

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,470,992,451	$—	$—	$9,470,992,451
U.S. Government Treasuries	—	1,786,793,008	—	1,786,793,008
Options-Purchased	—	138,400,594	—	138,400,594
Short-Term Investment securities	430,582,933	—	—	430,582,933

Total Investments at Value	$9,901,575,384	$1,925,193,602	$—	$11,826,768,986

Other Financial Instruments:†
Futures Contracts	$25,313,390	$—	$—	$25,313,390

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

492

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	55.3%
Domestic Fixed Income Investment Companies	16.2
United States Treasury Notes	14.8
International Equity Investment Companies	9.9
Registered Investment Companies	2.7
Options Purchased	1.2
International Fixed Income Investment Companies	0.6
United States Treasury Bonds	0.4

101.1%

*	Calculated as a percentage of net assets

493

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 82.0%
Domestic Equity Investment Companies — 55.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	3,846,934	$72,091,543
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	11,829,333	172,471,669
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	17,224,083	265,423,112
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,985,938	77,885,222
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	3,268,531	51,544,732
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	8,261,036	105,493,436
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,768,176	191,046,543
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	5,781,360	81,517,179
SunAmerica Series Trust SA Dogs of Wall Street Portfolio, Class 1	10,981,080	151,319,286
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	1,870,507	26,448,971
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,851,276	33,452,559
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	3,109,364	49,749,822
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,744,769	24,044,179
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	9,135,538	154,664,667
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	6,418,570	229,592,265
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	3,195,212	64,703,038
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	4,439,438	85,059,641
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	19,311,198	503,829,158
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	6,218,382	109,505,715
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	9,403,253	189,287,489
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	11,198,418	153,754,276
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,523,044	251,079,818
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,006,359	46,393,637
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	11,178,191	252,179,991

Security Description	Shares/ Principal Amount	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	3,869,580	$44,654,954

Total Domestic Equity Investment Companies (cost $3,063,292,260)		3,387,192,902

Domestic Fixed Income Investment Companies — 16.2%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	13,200,742	207,119,638
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	15,183,503	184,631,397
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	6,221,172	61,776,236
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	3,464,209	36,893,821
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	6,325,672	87,231,011
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,636,540	72,935,574
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,527,008	68,598,859
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	27,235,989	256,290,659
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,294,460	18,053,638

Total Domestic Fixed Income Investment Companies (cost $957,774,600)		993,530,833

International Equity Investment Companies — 9.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	10,209,481	87,801,533
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	1,873,362	26,695,406
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	4,425,204	73,768,148
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,023,536	68,728,547
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1†	1,835,553	14,831,267
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	5,094,312	94,346,650
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,796,618	38,042,115
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	8,664,381	84,044,500
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	8,208,146	116,145,261

Total International Equity Investment Companies (cost $595,944,607)		604,403,427

494

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# (continued)
International Fixed Income Investment Companies — 0.6%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1† (cost $36,338,889)	3,197,811	$36,487,021

Total Affiliated Registered Investment Companies (cost $4,653,350,356)		5,021,614,183

U.S. GOVERNMENT TREASURIES — 15.2%
United States Treasury Bonds — 0.4%
6.13% due 11/15/2027	$9,218,000	12,411,893
6.38% due 08/15/2027	7,455,200	10,099,757

		22,511,650

United States Treasury Notes — 14.8%
1.63% due 08/15/2029 (1)	122,279,600	123,468,960
1.75% due 11/15/2029	25,512,000	26,043,168
2.25% due 02/15/2027	23,964,500	25,273,187
2.25% due 08/15/2027	66,322,900	70,126,104
2.25% due 11/15/2027	68,013,600	71,985,488
2.38% due 05/15/2027	80,009,700	85,188,453
2.38% due 05/15/2029	76,699,000	82,442,437
2.63% due 02/15/2029	77,021,300	84,323,280
2.75% due 02/15/2028 (1)	76,770,800	84,240,959
2.88% due 05/15/2028	60,090,700	66,634,953
2.88% due 08/15/2028	82,722,300	91,928,387
3.13% due 11/15/2028	83,073,500	94,194,316

		905,849,692

Total U.S. Government Treasuries (cost $863,747,601)		928,361,342

OPTIONS - PURCHASED — 1.2%
Over the Counter Put Options - Purchased(4) (cost $71,346,577)	1,370,000	72,351,141

Total Long-Term Investment Securities (cost $5,588,444,534)		6,022,326,666

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 2.7%
Registered Investment Companies — 2.7%
AllianceBernstein Government STIF Portfolio, Class AB 1.50%(2) (cost $165,341,972)	165,341,972	$165,341,972
TOTAL INVESTMENTS (cost $5,753,786,506)(3)	101.1%	6,187,668,638
Liabilities in excess of other assets	(1.1)	(66,021,061)

NET ASSETS	100.0%	$6,121,647,577

†	Non-income producing security
@	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8

STIF — Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of January 31, 2020.
(3)	See Note 3 for cost of investments on a tax basis.

(4)	Options — Purchased:

Over the Counter Put Options — Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	CitiBank N.A.	June 2020	$2,800	80,000	$258,041,600	$3,974,360	$2,931,562	$(1,042,798)
S&P 500 Index	CitiBank N.A.	June 2020	2,900	30,000	96,765,600	1,519,125	1,390,457	(128,668)
S&P 500 Index	CitiBank N.A.	June 2020	2,900	150,000	483,828,000	6,460,530	6,952,284	491,754
S&P 500 Index	CitiBank N.A.	June 2020	2,900	30,000	96,765,600	1,035,960	1,390,457	354,497
S&P 500 Index	CitiBank N.A.	July 2020	2,975	250,000	806,380,000	11,057,350	17,084,315	6,026,965
S&P 500 Index	Goldman Sachs International	June 2020	2,800	290,000	935,400,800	17,972,547	10,626,914	(7,345,633)
S&P 500 Index	Goldman Sachs International	June 2020	2,800	30,000	96,765,600	1,309,500	1,099,336	(210,164)
S&P 500 Index	JPMorgan Chase Bank	June 2020	2,900	20,000	64,510,400	954,708	926,971	(27,737)
S&P 500 Index	UBS AG	June 2020	2,900	180,000	580,593,600	8,483,112	8,342,741	(140,371)
S&P 500 Index	UBS AG	September 2020	2,875	310,000	999,911,200	18,579,385	21,606,104	3,026,719

						$71,346,577	$72,351,141	$1,004,564

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

495

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

7,500	Long	S&P 500 E-Mini Index	March 2020	$1,208,454,096	$1,209,000,000	$545,904

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$5,021,614,183	$—	$—	$5,021,614,183
U.S. Government Treasuries	—	928,361,342	—	928,361,342
Options-Purchased	—	72,351,141	—	72,351,141
Short-Term Investment Securities	165,341,972	—	—	165,341,972

Total Investments at Value	$5,186,956,155	$1,000,712,483	$—	$6,187,668,638

Other Financial Instruments:†
Futures Contracts	$545,904	$—	$—	$545,904

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

496

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	47.5%
Domestic Fixed Income Investment Companies	24.4
Registered Investment Companies	18.0
International Equity Investment Companies	9.0
U.S. Government Treasuries	1.6
Options Purchased	0.3

100.8%

*	Calculated as a percentage of net assets

497

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 80.9%
Domestic Equity Investment Companies — 47.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,624,775	$146,750,377
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,980,878	22,938,567
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	1,195,466	13,795,682

Total Domestic Equity Investment Companies (cost $166,495,844)		183,484,626

Domestic Fixed Income Investment Companies — 24.4%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,580,330	61,327,829
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,125,660	32,850,689

Total Domestic Fixed Income Investment Companies (cost $88,813,569)		94,178,518

International Equity Investment Companies — 9.0%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $33,271,526)	3,058,600	34,898,624

Total Affiliated Registered Investment Companies (cost $288,580,939)		312,561,768

OPTIONS - PURCHASED — 0.3%
Exchange-Traded Put Options–Purchased(1) (cost $1,635,738)	626	1,298,950

Total Long-Term Investment Securities (cost $290,216,677)		313,860,718

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 19.6%
Registered Investment Companies — 18.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.52%(2)	69,519,292	$69,519,292
T. Rowe Price Treasury Reserve Fund 1.57%(2)	1,046	1,046

		69,520,338

U.S. Government Treasuries — 1.6%
United States Treasury Bills 1.51% due 04/09/2020(3)	$5,511,000	5,495,491
1.52% due 04/09/2020(3)	774,000	771,822
1.54% due 04/09/2020(3)	14,000	13,960

		6,281,273

Total Short-Term Investment Securities (cost $75,801,458)		75,801,611

TOTAL INVESTMENTS (cost $366,018,135)(4)	100.8%	389,662,329
Liabilities in excess of other assets	(0.8)	(3,157,401)

NET ASSETS	100.0%	$386,504,928

@	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our webside, www.aig.com/get prospectus.
#	See Note 8
†	Non-income producing security

(1)	Options — Purchased

Exchange-Traded Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2020	$2,650	626	$ 201,917,552	$1,635,738	$1,298,950	$(336,788)

*	Notional amount is calculated by multplying number of contracts by the multiplier by the market value of the underlying security or index.

(2)	The rate shown is the 7-day yield as of January 31, 2020.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for the cost of investments on a tax basis.

498

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

634	Long	S&P 500 E-Mini Index	March 2020	$100,815,534	$102,200,800	$1,385,266

						Unrealized (Depreciation)

93	Long	E-Mini Russell 2000 Index	March 2020	$7,680,200	$7,508,355	$(171,845)

193	Long	MSCI EAFE Index	March 2020	19,510,683	19,073,225	(437,458)

62	Long	S&P 400 E-Mini Index	March 2020	12,630,324	12,443,400	(186,924)

70	Short	U.S. Treasury 2 Year Notes	March 2020	15,095,049	15,145,156	(50,107)

85	Short	U.S. Treasury 5 Year Notes	March 2020	10,113,092	10,227,227	(114,135)

74	Short	U.S. Treasury 10 Year Notes	March 2020	9,579,395	9,742,563	(163,168)

20	Short	U.S. Treasury Long Bonds	March 2020	3,173,527	3,270,625	(97,098)

21	Short	U.S. Treasury Ultra Bonds	March 2020	3,911,158	4,067,438	(156,280)

						$(1,377,015)

		Net Unrealized Appreciation (Depreciation)				$8,251

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$312,561,768	$—	$—	$312,561,768
Options-Purchased	1,298,950	—	—	1,298,950
Short-Term Investment Securities:
Registered Investment Companies	69,520,338	—	—	69,520,338
U.S. Government Treasuries	—	6,281,273	—	6,281,273

Total Investments at Value	$383,381,056	$6,281,273	$—	$389,662,329

Other Financial Instruments:†
Futures Contracts	$1,385,266	$—	$—	$1,385,266

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,377,015	$—	$—	$1,377,015

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

499

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	7.1%
Commercial Services-Finance	6.5
Computer Services	5.0
Computer Software	4.5
Non-Hazardous Waste Disposal	3.9
Enterprise Software/Service	3.2
Internet Application Software	3.2
E-Commerce/Services	3.1
Retail-Restaurants	2.9
Distribution/Wholesale	2.7
Drug Delivery Systems	2.6
Medical Products	2.6
Consulting Services	2.0
Medical Labs & Testing Services	1.9
Patient Monitoring Equipment	1.8
Schools	1.7
E-Commerce/Products	1.7
Environmental Consulting & Engineering	1.6
Chemicals-Specialty	1.6
Retail-Apparel/Shoe	1.6
Instruments-Controls	1.6
Resorts/Theme Parks	1.5
Health Care Cost Containment	1.5
Food-Misc./Diversified	1.5
Retail-Misc./Diversified	1.5
Medical-Outpatient/Home Medical	1.5
Electronics-Military	1.5
Data Processing/Management	1.4
Entertainment Software	1.4
Diversified Manufacturing Operations	1.4
Building & Construction-Misc.	1.4
Repurchase Agreements	1.3
Wireless Equipment	1.3
Miscellaneous Manufacturing	1.3
Tools-Hand Held	1.2
Veterinary Diagnostics	1.2
Food-Wholesale/Distribution	1.2
Disposable Medical Products	1.2
Machinery-General Industrial	1.2
Computers-Integrated Systems	1.1
Electric Products-Misc.	1.1
Transport-Truck	1.0
Real Estate Investment Trusts	1.0
Building & Construction Products-Misc.	1.0
Aerospace/Defense	1.0
Applications Software	0.9
Electronic Components-Semiconductors	0.9
Medical Instruments	0.9
Semiconductor Equipment	0.8
Security Services	0.8
Retail-Automobile	0.8
Therapeutics	0.7
Television	0.4

99.7%

Country Allocation*

United States	90.3%
Canada	3.4
Jersey	2.9
Luxembourg	1.2
Netherlands	0.9
Cayman Islands	0.7
Switzerland	0.3

99.7%

*	Calculated as a percentage of net assets

500

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.4%
Aerospace/Defense — 1.0%
Teledyne Technologies, Inc.†	3,790	$1,383,577

Applications Software — 0.9%
Elastic NV†	19,990	1,296,951

Building & Construction Products-Misc. — 1.0%
Trex Co., Inc.†	14,330	1,407,779

Building & Construction-Misc. — 1.4%
WillScot Corp.†	100,157	1,887,959

Chemicals-Specialty — 1.6%
Ingevity Corp.†	17,300	1,128,306
Rogers Corp.†	9,442	1,111,796

		2,240,102

Commercial Services-Finance — 6.5%
Avalara, Inc.†	23,440	1,995,682
Clarivate Analytics PLC†	74,420	1,500,307
Euronet Worldwide, Inc.†	15,450	2,435,538
WEX, Inc.†	13,707	2,973,322

		8,904,849

Computer Services — 5.0%
EPAM Systems, Inc.†	11,858	2,705,284
Globant SA†	14,150	1,736,205
WNS Holdings, Ltd. ADR†	34,770	2,481,187

		6,922,676

Computer Software — 4.5%
Envestnet, Inc.†	20,320	1,602,638
MongoDB, Inc.†	14,640	2,399,643
Twilio, Inc., Class A†	18,020	2,240,607

		6,242,888

Computers-Integrated Systems — 1.1%
NCR Corp.†	46,180	1,557,190

Consulting Services — 2.0%
Booz Allen Hamilton Holding Corp.	35,020	2,732,961

Data Processing/Management — 1.4%
Fair Isaac Corp.†	4,900	1,971,662

Disposable Medical Products — 1.2%
ICU Medical, Inc.†	8,860	1,616,684

Distribution/Wholesale — 2.7%
IAA, Inc.†	42,540	2,010,440
SiteOne Landscape Supply, Inc.†	17,396	1,679,584

		3,690,024

Diversified Manufacturing Operations — 1.4%
Carlisle Cos., Inc.	12,460	1,946,626

Drug Delivery Systems — 2.6%
DexCom, Inc.†	14,780	3,558,285

E-Commerce/Products — 1.7%
Chewy, Inc., Class A†	35,110	930,766
Etsy, Inc.†	28,150	1,374,002

		2,304,768

E-Commerce/Services — 3.1%
Match Group, Inc.†	20,760	1,623,847
MercadoLibre, Inc.†	3,908	2,591,004

		4,214,851

Electric Products-Misc. — 1.1%
Novanta, Inc.†	16,875	1,531,069

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors — 0.9%
Lattice Semiconductor Corp.†	67,880	$1,262,568

Electronics-Military — 1.5%
Mercury Systems, Inc.†	26,900	2,064,575

Enterprise Software/Service — 3.2%
Black Knight, Inc.†	38,900	2,603,188
Veeva Systems, Inc., Class A†	12,320	1,806,235

		4,409,423

Entertainment Software — 1.4%
Take-Two Interactive Software, Inc.†	15,619	1,946,752

Environmental Consulting & Engineering — 1.6%
Tetra Tech, Inc.	26,600	2,276,960

Food-Misc./Diversified — 1.5%
Lamb Weston Holdings, Inc.	23,090	2,108,348

Food-Wholesale/Distribution — 1.2%
US Foods Holding Corp.†	40,570	1,629,697

Health Care Cost Containment — 1.5%
HealthEquity, Inc.†	31,932	2,109,428

Instruments-Controls — 1.6%
Woodward, Inc.	18,450	2,145,920

Internet Application Software — 3.2%
Okta, Inc.†	15,010	1,922,030
Zendesk, Inc.†	28,500	2,462,400

		4,384,430

Machinery-General Industrial — 1.2%
Middleby Corp.†	14,190	1,591,550

Medical Instruments — 0.9%
Silk Road Medical, Inc.†	25,676	1,194,961

Medical Labs & Testing Services — 1.9%
Catalent, Inc.†	32,420	1,980,862
Natera, Inc.†	18,989	664,805

		2,645,667

Medical Products — 2.6%
Haemonetics Corp.†	15,720	1,688,171
iRhythm Technologies, Inc.†	21,640	1,853,033

		3,541,204

Medical-Biomedical/Gene — 7.1%
Bio-Rad Laboratories, Inc., Class A†	4,830	1,743,243
CRISPR Therapeutics AG†	9,515	494,304
Deciphera Pharmaceuticals, Inc.†	13,379	837,927
Exact Sciences Corp.†	30,610	2,855,301
Immunomedics, Inc.†	49,680	922,558
Turning Point Therapeutics, Inc.†	15,998	935,883
Twist Bioscience Corp.†	26,610	660,992
Zai Lab, Ltd. ADR†	19,324	985,331
Zymeworks, Inc.†	8,220	358,721

		9,794,260

Medical-Outpatient/Home Medical — 1.5%
Amedisys, Inc.†	11,770	2,077,287

Miscellaneous Manufacturing — 1.3%
AptarGroup, Inc.	15,480	1,788,095

Non-Hazardous Waste Disposal — 3.9%
Casella Waste Systems, Inc., Class A†	47,162	2,414,223

501

SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Non-Hazardous Waste Disposal (continued)
Waste Connections, Inc.	30,691	$2,955,850

		5,370,073

Patient Monitoring Equipment — 1.8%
Insulet Corp.†	12,800	2,483,712

Real Estate Investment Trusts — 1.0%
QTS Realty Trust, Inc., Class A	25,165	1,431,385

Resort/Theme Parks — 1.5%
Vail Resorts, Inc.	9,062	2,125,130

Retail-Apparel/Shoe — 1.6%
Burlington Stores, Inc.†	9,955	2,164,914

Retail-Automobile — 0.8%
Carvana Co.†	13,100	1,038,175

Retail-Misc./Diversified — 1.5%
Five Below, Inc.†	18,580	2,103,628

Retail-Restaurants — 2.9%
Chipotle Mexican Grill, Inc.†	2,310	2,002,216
Domino’s Pizza, Inc.	7,320	2,062,410

		4,064,626

Schools — 1.7%
Bright Horizons Family Solutions, Inc.†	14,191	2,323,492

Security Services — 0.8%
Brink’s Co.	12,570	1,058,268

Semiconductor Equipment — 0.8%
MKS Instruments, Inc.	10,410	1,091,176

Television — 0.4%
World Wrestling Entertainment, Inc., Class A	10,260	501,509

Security Description	Shares/ Principal Amount	Value (Note 2)
Therapeutics — 0.7%
Sarepta Therapeutics, Inc.†	8,820	$1,022,767

Tools-Hand Held — 1.2%
MSA Safety, Inc.	12,610	1,709,916

Transport-Truck — 1.0%
Saia, Inc.†	16,600	1,445,860

Veterinary Diagnostics — 1.2%
Elanco Animal Health, Inc.†	54,232	1,675,769

Wireless Equipment — 1.3%
Motorola Solutions, Inc.	10,220	1,808,940

Total Long-Term Investment Securities (cost $98,766,128)		135,801,366

REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 01/31/2020, to be repurchased 02/03/2020 in the amount $1,849,039 and collateralized by $1,725,000 of United States Treasury Notes, bearing interest at 0.38% due 07/15/2027 and having an approximate value of $1,886,724 (cost $ 1,849,000)	$1,849,000	$1,849,000

TOTAL INVESTMENTS (cost $100,615,128) (1)	99.7%	137,650,366
Other assets less liabilities	0.3	396,339

NET ASSETS	100.0%	$138,046,705

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR	—	American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$135,801,366	$—	$—	$135,801,366
Repurchase Agreements	—	1,849,000	—	1,849,000

Total Investments at Value	$135,801,366	$1,849,000	$—	$137,650,366

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

502

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2020

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Columbia Technology	SA DFA Ultra Short Bond
ASSETS:
Investments at value (unaffiliated)*	$1,507,072,278	$479,453,158	$707,180,436	$90,052,609	$378,984,868
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	3,944,000	—
Cash	134,850,545	4,204,475	102,718,863	641,795	—
Foreign cash*	—	—	2,260,632	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	11,982,541	—	—
Receivable for:
Fund shares sold	17,327	1,032	73,399	3,083	566,821
Dividends and interest	206,907	311,560	3,303,918	437	709,445
Investments sold	17,688,426	1,319,899	4,289,633	136,123	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	14,004	12,336	6,429	6,746	7,863
Due from investment adviser for expense reimbursements/fee waivers	—	—	12,597	8,157	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	83,422	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	41,942	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	1,659,849,487	485,302,460	831,953,812	94,792,950	380,268,997

LIABILITIES:
Payable for:
Fund shares redeemed	863,236	188,792	4,051	50,535	216,755
Investments purchased	34,724,307	513,410	4,108,343	1,472,761	4,506,482
Investments purchased on an extended settlement basis	—	—	204,208	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	859,141	398,118	599,022	81,562	144,861
Service fees — Class 2	10,320	1,326	—	713	1,807
Service fees — Class 3	95,692	87,352	175,724	15,471	40,592
Transfer agent fees	732	168	135	298	704
Trustees’ fees and expenses	13,616	6,195	7,511	1,636	4,009
Other accrued expenses	268,471	167,934	202,910	77,060	124,822
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	4,301,772	—	—
Commitments (Note 14)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	163,895	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	36,835,515	1,363,295	9,767,571	1,700,036	5,040,032

Net Assets	$1,623,013,972	$483,939,165	$822,186,241	$93,092,914	$375,228,965

* Cost
Investments (unaffiliated)	$1,172,850,094	$461,760,161	$665,616,644	$64,414,326	$378,760,434

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$2,262,144	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

503

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Columbia Technology	SA DFA Ultra Short Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,127,403,750	$452,836,064	$787,080,134	$56,390,772	$375,114,003
Total accumulated earnings (loss)	495,610,222	31,103,101	35,106,107	36,702,142	114,962

Net Assets	$1,623,013,972	$483,939,165	$822,186,241	$93,092,914	$375,228,965

Class 1 (unlimited shares authorized):
Net assets	$1,104,442,191	$81,548,652	$136,717	$17,107,966	$170,366,684
Shares of beneficial interest issued and outstanding	21,785,779	5,784,153	12,241	2,168,754	15,998,244
Net asset value, offering and redemption price per share	$50.70	$14.10	$11.17	$7.89	$10.65

Class 2 (unlimited shares authorized):
Net assets	$78,982,702	$9,951,463	$—	$5,402,305	$14,149,593
Shares of beneficial interest issued and outstanding	1,574,011	706,400	—	711,383	1,345,333
Net asset value, offering and redemption price per share	$50.18	$14.09	$—	$7.59	$10.52

Class 3 (unlimited shares authorized):
Net assets	$439,589,079	$392,439,050	$822,049,524	$70,582,643	$190,712,688
Shares of beneficial interest issued and outstanding	8,895,376	28,136,970	73,496,517	9,525,693	18,293,819
Net asset value, offering and redemption price per share	$49.42	$13.95	$11.18	$7.41	$10.42

See Notes to Financial Statements

504

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Dogs of Wall Street	SA Emerging Markets Equity Index	SA Federated Corporate Bond	SA Fidelity Institutional AM® International Growth†	SA Fidelity Institutional AM® Real Estate
ASSETS:
Investments at value (unaffiliated)*	$355,014,982	$77,793,981	$1,328,109,995	$313,365,383	$270,843,255
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	4,011,000	—	—	—	—
Cash	747	7,910,361	17,436,236	3,712,345	1,948,319
Foreign cash*	—	3,602,065	—	445,654	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—		—
Due from broker	—	—	854,960	—	—
Receivable for:
Fund shares sold	63,151	26,857	61,160	3,123	11,057
Dividends and interest	862,018	113,110	15,353,292	129,774	96,923
Investments sold	—	—	840,147	1,155,573	2,793,344
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,362	566	8,665	3,623	8,849
Due from investment adviser for expense reimbursements/fee waivers	—	14,823	—	35,059	—
Deferred offering costs	—	—	—	10,093	—
Variation margin on futures contracts	—	—	210,000	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	359,957,260	89,461,763	1,362,874,455	318,860,627	275,701,747

LIABILITIES:
Payable for:
Fund shares redeemed	85,635	28,819	539,162	115,250	37,031
Investments purchased	—	—	2,358,079	3,029,517	1,728,984
Investments purchased on an extended settlement basis	—	—	1,362,163	36,090	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	190,185	36,339	594,767	208,416	178,106
Service fees — Class 2	745	—	2,309	—	596
Service fees — Class 3	37,194	663	181,378	269	38,107
Transfer agent fees	327	227	515	147	154
Trustees’ fees and expenses	4,292	811	15,616	2,044	3,265
Other accrued expenses	117,204	267,706	307,747	196,102	110,475
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	237,215	—	—	—
Commitments (Note 14)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	9	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	435,582	571,789	5,361,736	3,587,835	2,096,718

Net Assets	$359,521,678	$88,889,974	$1,357,512,719	$315,272,792	$273,605,029

* Cost
Investments (unaffiliated)	$339,355,769	$79,711,173	$1,233,724,599	$285,890,180	$236,157,917

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$3,658,382	$—	$444,910	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

† See Notes 1

See Notes to Financial Statements

505

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Dogs of Wall Street	SA Emerging Markets Equity Index	SA Federated Corporate Bond	SA Fidelity Institutional AM® International Growth†	SA Fidelity Institutional AM® Real Estate
NET ASSETS REPRESENTED BY:
Paid-in capital	$288,953,491	$93,397,664	$1,195,839,125	$281,317,509	$225,171,356
Total accumulated earnings (loss)	70,568,187	(4,507,690)	161,673,594	33,955,283	48,433,673

Net Assets	$359,521,678	$88,889,974	$1,357,512,719	$315,272,792	$273,605,029

Class 1 (unlimited shares authorized):
Net assets	$184,212,650	$85,823,522	$474,858,643	$313,926,941	$88,455,451
Shares of beneficial interest issued and outstanding	13,370,503	6,020,595	34,440,074	18,832,913	6,254,410
Net asset value, offering and redemption price per share	$13.78	$14.25	$13.79	$16.67	$14.14

Class 2 (unlimited shares authorized):
Net assets	$5,551,813	$—	$18,306,731	$—	$4,676,646
Shares of beneficial interest issued and outstanding	403,769	—	1,328,121	—	331,571
Net asset value, offering and redemption price per share	$13.75	$—	$13.78	$—	$14.10

Class 3 (unlimited shares authorized):
Net assets	$169,757,215	$3,066,452	$864,347,345	$1,345,851	$180,472,932
Shares of beneficial interest issued and outstanding	12,466,343	215,752	63,143,433	80,752	12,893,150
Net asset value, offering and redemption price per share	$13.62	$14.21	$13.69	$16.67	$14.00

†	See Note 1

See Notes to Financial Statements

506

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Franklin U.S. Equity Smart Beta†	SA Global Index Allocation 60/40
ASSETS:
Investments at value (unaffiliated)*	$532,596,781	$372,552,669	$319,927,147	$129,053,253	$—
Investments at value (affiliated)*	—	—	—	—	41,612,291
Repurchase agreements (cost approximates value)	899,000	2,193,000	175,000	—	—
Cash	213	526	210	90,413	—
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	534,031	49,919	1,341	1,263	47,756
Dividends and interest	3,852,784	2,289,508	191,568	159,152	—
Investments sold	—	—	622,138	848,634	—
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,577	1,214	5,280	—	331
Due from investment adviser for expense reimbursements/fee waivers	17,827	18,262	14,161	4,833	14,784
Deferred offering costs	—	—	—	28,129	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	537,902,213	377,105,098	320,936,845	130,185,677	41,675,162

LIABILITIES:
Payable for:
Fund shares redeemed	317,720	171,142	105,730	46,548	1,776
Investments purchased	—	—	1,702,090	—	45,628
Investments purchased on an extended settlement basis	—	—	—	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	134,095	93,703	274,151	56,259	3,505
Service fees — Class 2	—	—	—	—	—
Service fees — Class 3	5,704	4,430	40,806	65	8,738
Transfer agent fees	460	461	325	113	136
Trustees’ fees and expenses	2,814	2,193	4,184	—	70
Other accrued expenses	243,719	176,888	128,137	64,585	81,891
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Commitments (Note 14)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	704,512	448,817	2,255,423	167,570	141,744

Net Assets	$537,197,701	$376,656,281	$318,681,422	$130,018,107	$41,533,418

* Cost
Investments (unaffiliated)	$500,984,823	$360,927,810	$297,802,851	$125,404,736	$—

Investments (affiliated)	$—	$—	$—	$—	$39,073,390

Foreign cash	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

507

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Franklin U.S. Equity Smart Beta†	SA Global Index Allocation 60/40
NET ASSETS REPRESENTED BY:
Paid-in capital	$492,214,415	$358,978,221	$277,523,352	$125,045,447	$39,009,379
Total accumulated earnings (loss)	44,983,286	17,678,060	41,158,070	4,972,660	2,524,039

Net Assets	$537,197,701	$376,656,281	$318,681,422	$130,018,107	$41,533,418

Class 1 (unlimited shares authorized):
Net assets	$508,954,113	$355,129,928	$134,974,202	$129,701,611	$111,133
Shares of beneficial interest issued and outstanding	46,296,552	33,779,748	7,467,655	8,104,252	6,903
Net asset value, offering and redemption price per share	$10.99	$10.51	$18.07	$16.00	$16.10

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	28,243,588	21,526,353	$183,707,220	$316,496	$41,422,285
Shares of beneficial interest issued and outstanding	2,576,163	2,052,915	10,282,449	19,789	2,575,780
Net asset value, offering and redemption price per share	$10.96	$10.49	$17.87	$15.99	$16.08

†	See Note 1

See Notes to Financial Statements

508

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$388,859,314	$33,586,529	$—
Investments at value (affiliated)*	40,573,022	153,384,463	—	—	143,523,450
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	10,764	—	—
Foreign cash*	—	—	172,845	41,764	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	8,712,714	169,752	—
Receivable for:
Fund shares sold	—	47,459	24,990	73,087	24,459
Dividends and interest	—	—	2,142,079	28,544	—
Investments sold	5,595	—	—	18,914	547,805
Investments sold on an extended settlement basis	—	—	4,484,603	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	39,770	7,970	—
Prepaid expenses and other assets	331	340	5,721	432	385
Due from investment adviser for expense reimbursements/fee waivers	15,095	8,386	—	18,807	10,128
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	158,540	25,781	—
Unrealized appreciation on forward foreign currency contracts	—	—	2,138,508	—	—
Swap premiums paid	—	—	1,379,520	107,722	—
Unrealized appreciation on swap contracts	—	—	1,091,159	28,777	—

Total assets	40,594,043	153,440,648	409,220,527	34,108,079	144,106,227

LIABILITIES:
Payable for:
Fund shares redeemed	5,244	1,300	43,440	53	571,928
Investments purchased	—	45,807	—	265,945	—
Investments purchased on an extended settlement basis	—	—	6,509,786	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	36,581	—	—
Investment advisory and management fees	3,467	13,150	204,143	20,089	12,181
Service fees — Class 2	—	—	631	—	—
Service fees — Class 3	8,632	32,707	60,834	7,149	30,416
Transfer agent fees	163	175	407	189	162
Trustees’ fees and expenses	95	381	4,491	148	494
Other accrued expenses	82,046	79,542	361,519	58,688	65,652
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	69,386	11,495	—
Commitments (Note 14)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	741,000	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	2,975,213	—	—
Swap premiums received	—	—	743,572	5,167	—
Unrealized depreciation on swap contracts	—	—	1,409,817	—	—

Total liabilities	99,647	173,062	13,160,820	368,923	680,833

Net Assets	$40,494,396	$153,267,586	$396,059,707	$33,739,156	$143,425,394

* Cost
Investments (unaffiliated)	$—	$—	$367,950,713	$32,244,664	$—

Investments (affiliated)	$37,760,368	$143,435,818	$—	$—	$132,509,743

Foreign cash	$—	$—	$164,434	$42,883	$—

@ Premiums received on options written	$—	$—	$756,047	$—	$—

509

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
NET ASSETS REPRESENTED BY:
Paid-in capital	$37,914,727	$144,193,245	$397,393,642	$32,222,707	$131,780,474
Total accumulated earnings (loss)	2,579,669	9,074,341	(1,333,935)	1,516,449	11,644,920

Net Assets	$40,494,396	$153,267,586	$396,059,707	$33,739,156	$143,425,394

Class 1 (unlimited shares authorized):
Net assets	$175,134	$781,122	$101,219,835	$119,397	$167,470
Shares of beneficial interest issued and outstanding	10,945	49,426	8,871,406	11,233	14,006
Net asset value, offering and redemption price per share	$16.00	$15.80	$11.41	$10.63	$11.96

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$5,016,363	$—	$—
Shares of beneficial interest issued and outstanding	—	—	444,355	—	—
Net asset value, offering and redemption price per share	$—	$—	$11.29	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$40,319,262	$152,486,464	$289,823,509	$33,619,759	$143,257,924
Shares of beneficial interest issued and outstanding	2,521,787	9,656,563	25,966,906	3,164,935	11,987,251
Net asset value, offering and redemption price per share	$15.99	$15.79	$11.16	$10.62	$11.95

See Notes to Financial Statements

510

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco VCP Equity-Income
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$498,492,973	$291,336,334	$1,472,449,688
Investments at value (affiliated)*	268,510,124	705,723,201	—	—	—
Repurchase agreements (cost approximates value)	—	—	25,501,000	—	—
Cash	—	—	—	6,281,886	71,938,843
Foreign cash*	—	—	3,522,729	250,152	83,538
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	839
Receivable for:
Fund shares sold	65	94,825	85,908	11,761	—
Dividends and interest	—	—	1,325,316	—	4,487,094
Investments sold	39,578	—	—	3,724,243	1,654,585
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	400	370	1,499	6,739	13,893
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	67,407
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	215,033
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	268,550,167	705,818,396	528,929,425	301,611,115	1,550,910,920

LIABILITIES:
Payable for:
Fund shares redeemed	39,308	8,509	144,327	66,415	158,426
Investments purchased	—	85,981	—	1,665,320	2,000,265
Investments purchased on an extended settlement basis	—	—	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	22,965	60,381	183,503	193,450	1,142,266
Service fees — Class 2	—	—	—	393	—
Service fees — Class 3	57,034	150,379	1,037	31,422	337,003
Transfer agent fees	135	136	412	460	150
Trustees’ fees and expenses	1,155	3,400	3,624	3,827	15,761
Other accrued expenses	72,676	96,783	260,205	114,848	307,932
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	502,365	—	1,547,235
Commitments (Note 14)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	16,603	—	—
Due to broker	—	—	17,202	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	880,237
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	193,273	405,569	1,129,278	2,076,135	6,389,275

Net Assets	$268,356,894	$705,412,827	$527,800,147	$299,534,980	$1,544,521,645

* Cost
Investments (unaffiliated)	$—	$—	$464,060,797	$256,364,251	$1,357,661,750

Investments (affiliated)	$245,237,044	$644,215,111	$—	$—	$—

Foreign cash	$—	$—	$3,507,957	$189,439	$82,445

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

511

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco VCP Equity-Income
NET ASSETS REPRESENTED BY:
Paid-in capital	$243,777,406	$640,416,425	$484,546,327	$225,050,371	$1,403,748,475
Total accumulated earnings (loss)	24,579,488	64,996,402	43,253,820	74,484,609	140,773,170

Net Assets	$268,356,894	$705,412,827	$527,800,147	$299,534,980	$1,544,521,645

Class 1 (unlimited shares authorized):
Net assets	$1,797,438	$2,644,716	$522,663,745	$152,417,916	$228,892
Shares of beneficial interest issued and outstanding	146,010	212,093	45,807,952	17,398,012	17,753
Net asset value, offering and redemption price per share	$12.31	$12.47	$11.41	$8.76	$12.89

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$2,996,528	$—
Shares of beneficial interest issued and outstanding	—	—	—	361,056	—
Net asset value, offering and redemption price per share	$—	$—	$—	$8.30	$—

Class 3 (unlimited shares authorized):
Net assets	$266,559,456	$702,768,111	$5,136,402	$144,120,536	$1,544,292,753
Shares of beneficial interest issued and outstanding	21,661,365	56,350,486	451,412	17,956,638	119,565,505
Net asset value, offering and redemption price per share	$12.31	$12.47	$11.38	$8.03	$12.92

See Notes to Financial Statements

512

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities
ASSETS:
Investments at value (unaffiliated)*	$416,286,803	$279,441,214	$211,059,280	$1,061,883,858	$364,080,919
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	5,819,000
Cash	11,899,744	3,838,249	2,514,297	7,115,049	106
Foreign cash*	—	60,467	1,496,465	—	77,878
Cash collateral for futures contracts	—	211,000	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	1,688,978	—	—	—
Receivable for:
Fund shares sold	21,299	31,791	7,494	6,189	458
Dividends and interest	147,120	850,619	361,758	1,424,311	831,969
Investments sold	1,954,899	2,418,125	—	6,300,967	—
Investments sold on an extended settlement basis	—	8,154,407	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,135	10,922	6,712	11,622	6,755
Due from investment adviser for expense reimbursements/fee waivers	36,722	16,163	22,502	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	209,822	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	430,353,722	296,931,757	215,468,508	1,076,741,996	370,817,085

LIABILITIES:
Payable for:
Fund shares redeemed	113,175	117,828	163,939	422,066	209,732
Investments purchased	1,693,892	1,720,062	502,204	6,037,046	—
Investments purchased on an extended settlement basis	—	8,918,417	—	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	312,138	155,560	217,756	510,220	240,044
Service fees — Class 2	1,175	1,340	389	1,335	476
Service fees — Class 3	29,352	43,569	28,497	51,698	7,831
Transfer agent fees	461	407	433	514	379
Trustees’ fees and expenses	4,253	3,141	3,849	10,669	6,473
Other accrued expenses	132,756	173,222	577,085	229,885	182,320
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	1,059,478	—	—	—
Commitments (Note 14)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	2,287,202	12,193,024	1,494,152	7,263,433	647,255

Net Assets	$428,066,520	$284,738,733	$213,974,356	$1,069,478,563	$370,169,830

* Cost
Investments (unaffiliated)	$275,995,291	$262,777,792	$182,694,856	$792,981,086	$306,119,294

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$71,811	$1,530,840	$—	$78,060

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

513

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities
NET ASSETS REPRESENTED BY:
Paid-in capital	$253,935,346	$259,951,558	$227,387,921	$704,004,082	$298,914,692
Total accumulated earnings (loss)	174,131,174	24,787,175	(13,413,565)	365,474,481	71,255,138

Net Assets	$428,066,520	$284,738,733	$213,974,356	$1,069,478,563	$370,169,830

Class 1 (unlimited shares authorized):
Net assets	$280,596,666	$71,644,344	$86,132,790	$821,452,397	$330,322,524
Shares of beneficial interest issued and outstanding	16,574,040	3,761,267	10,657,385	22,962,481	17,831,967
Net asset value, offering and redemption price per share	$16.93	$19.05	$8.08	$35.77	$18.52

Class 2 (unlimited shares authorized):
Net assets	$9,148,080	$10,305,263	$2,827,633	$10,250,127	$3,591,665
Shares of beneficial interest issued and outstanding	555,233	542,165	351,487	286,874	194,370
Net asset value, offering and redemption price per share	$16.48	$19.01	$8.04	$35.73	$18.48

Class 3 (unlimited shares authorized):
Net assets	$138,321,774	$202,789,126	$125,013,933	$237,776,039	$36,255,641
Shares of beneficial interest issued and outstanding	8,565,674	10,727,828	15,674,294	6,691,257	1,976,074
Net asset value, offering and redemption price per share	$16.15	$18.90	$7.98	$35.54	$18.35

See Notes to Financial Statements

514

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index
ASSETS:
Investments at value (unaffiliated)*	$2,020,130,251	$409,259,470	$268,542,136	$2,442,049,565	$261,616,810
Investments at value (affiliated)*	—	—	—	3,813,829	921,014
Repurchase agreements (cost approximates value)	79,250,000	10,563,000	—	89,314,000	—
Cash	1,654,816	792	10,378,376	600,951	12,422,748
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	25	—	—	—	—
Receivable for:
Fund shares sold	75,990	19,429	40,237	175,191	35,938
Dividends and interest	10,711,614	18,530	107,212	2,216,664	400,487
Investments sold	1,749,540	1,776,033	—	—	—
Investments sold on an extended settlement basis	45,490,749	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	10,320	10,945	1,030	4,794	984
Due from investment adviser for expense reimbursements/fee waivers	169,710	—	27,244	307,369	14,209
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	179,766	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	2,159,422,781	421,648,199	279,096,235	2,538,482,363	275,412,190

LIABILITIES:
Payable for:
Fund shares redeemed	533,273	140,522	150,896	1,008,383	150,372
Investments purchased	228,650	1,274,078	—	—	—
Investments purchased on an extended settlement basis	128,380,744	—	—	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	1,018,262	273,531	71,878	838,449	72,298
Service fees — Class 2	961	1,973	—	—	—
Service fees — Class 3	196,512	35,874	1,452	4,733	1,266
Transfer agent fees	515	515	222	515	222
Trustees’ fees and expenses	16,811	4,501	2,112	19,339	2,018
Other accrued expenses	447,949	130,276	220,834	502,053	188,952
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	153,547	—	223,380	1,931,580	262,800
Commitments (Note 14)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	7	—	31
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	130,977,224	1,861,270	670,781	4,305,052	677,959

Net Assets	$2,028,445,557	$419,786,929	$278,425,454	$2,534,177,311	$274,734,231

* Cost
Investments (unaffiliated)	$1,928,319,188	$313,766,155	$217,383,911	$1,513,933,646	$250,626,615

Investments (affiliated)	$—	$—	$—	$4,106,923	$1,031,843

Foreign cash	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

515

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,919,538,571	$269,730,164	$217,866,799	$1,533,797,631	$234,282,497
Total accumulated earnings (loss)	108,906,986	150,056,765	60,558,655	1,000,379,680	40,451,734

Net Assets	$2,028,445,557	$419,786,929	$278,425,454	$2,534,177,311	$274,734,231

Class 1 (unlimited shares authorized):
Net assets	$1,085,375,183	$235,464,101	$271,291,277	$2,512,185,340	$268,749,081
Shares of beneficial interest issued and outstanding	115,323,369	11,629,569	14,156,024	96,282,649	15,257,466
Net asset value, offering and redemption price per share	$9.41	$20.25	$19.16	$26.09	$17.61

Class 2 (unlimited shares authorized):
Net assets	$7,593,524	$15,345,120	$—	$—	$—
Shares of beneficial interest issued and outstanding	809,592	792,134	—	—	—
Net asset value, offering and redemption price per share	$9.38	$19.37	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$935,476,850	$168,977,708	$7,134,177	$21,991,971	$5,985,150
Shares of beneficial interest issued and outstanding	100,456,642	8,967,276	373,056	844,074	340,073
Net asset value, offering and redemption price per share	$9.31	$18.84	$19.12	$26.05	$17.60

See Notes to Financial Statements

516

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
ASSETS:
Investments at value (unaffiliated)*	$1,371,894,149	$55,746,104	$713,721,745	$1,007,106,964	$511,882,500
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	2,922,017	5,107,006	11,371,646
Foreign cash*	—	7,673	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	41,693	—	—	—
Receivable for:
Fund shares sold	5,360	98,530	59,914	2,228	65,420
Dividends and interest	1,751,786	165,589	262,469	599,636	1,838,064
Investments sold	1,681,091	255,284	—	154,933	1,978,131
Investments sold on an extended settlement basis	—	—	—	—	10,632,569
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	27,277	614	6,310	7,758	6,352
Due from investment adviser for expense reimbursements/fee waivers	61,966	35,067	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	1,375,421,629	56,350,554	716,972,455	1,012,978,525	537,774,682

LIABILITIES:
Payable for:
Fund shares redeemed	930,904	212	201,392	392,168	323,618
Investments purchased	7,009	298,943	—	2,815,657	1,466,538
Investments purchased on an extended settlement basis	—	—	—	—	26,382,016
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	876,821	33,135	403,724	600,754	287,255
Service fees — Class 2	5,700	—	414	1,070	2,942
Service fees — Class 3	103,405	11,802	29,117	79,606	70,156
Transfer agent fees	569	190	460	407	406
Trustees’ fees and expenses	15,053	228	7,349	11,377	5,358
Other accrued expenses	272,194	120,911	183,403	224,830	195,793
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	7,258	—	—	—
Commitments (Note 14)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	2	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	2,211,655	472,679	825,861	4,125,869	28,734,082

Net Assets	$1,373,209,974	$55,877,875	$716,146,594	$1,008,852,656	$509,040,600

* Cost
Investments (unaffiliated)	$1,166,468,540	$52,064,094	$559,188,894	$669,673,932	$414,755,568

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$7,671	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

517

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,063,306,681	$52,147,747	$498,693,173	$578,367,746	$390,528,517
Total accumulated earnings (loss)	309,903,293	3,730,128	217,453,421	430,484,910	118,512,083

Net Assets	$1,373,209,974	$55,877,875	$716,146,594	$1,008,852,656	$509,040,600

Class 1 (unlimited shares authorized):
Net assets	$863,626,111	$147,879	$577,794,473	$635,910,389	$160,742,788
Shares of beneficial interest issued and outstanding	42,891,832	13,386	42,078,499	26,655,885	8,381,488
Net asset value, offering and redemption price per share	$20.13	$11.05	$13.73	$23.86	$19.18

Class 2 (unlimited shares authorized):
Net assets	$43,055,676	$—	$3,204,444	$8,180,225	$22,760,806
Shares of beneficial interest issued and outstanding	2,137,709	—	234,305	342,599	1,185,462
Net asset value, offering and redemption price per share	$20.14	$—	$13.68	$23.88	$19.20

Class 3 (unlimited shares authorized):
Net assets	$466,528,187	$55,729,996	$135,147,677	$364,762,042	$325,537,006
Shares of beneficial interest issued and outstanding	23,313,407	5,048,718	9,961,046	15,370,316	17,021,568
Net asset value, offering and redemption price per share	$20.01	$11.04	$13.57	$23.73	$19.12

See Notes to Financial Statements

518

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
ASSETS:
Investments at value (unaffiliated)*	$270,782,586	$447,929,746	$423,163,222	$921,963,477	$289,295,324
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	23,969,000	—	4,361,000	717,100,000	—
Cash	906	7,305,526	632	31,589,463	—
Foreign cash*	—	16,645	—	726,460	—
Cash collateral for futures contracts	—	—	—	40,354,000	—
Cash collateral for centrally cleared swap contracts	—	—	—	488,000	—
Due from broker	—	—	—	3,119,014	—
Receivable for:
Fund shares sold	88,602	5,030	5,167	23,799	162,317
Dividends and interest	172,102	1,682,086	267,262	4,669,660	4,217,702
Investments sold	—	327,310	3,108,870	3,350,000	2,561,361
Investments sold on an extended settlement basis				303,767,016	670,728
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,044	5,854	5,534	7,917	28,209
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	204,300	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	67,710	—
Swap premiums paid	—	—	—	785,053	—
Unrealized appreciation on swap contracts	—	—	—	2,187,486	—

Total assets	295,014,240	457,272,197	430,911,687	2,030,403,355	296,935,641

LIABILITIES:
Payable for:
Fund shares redeemed	88,150	140,539	145,925	85,861	96,876
Investments purchased	—	1,282,503	1,308,969	7,591,294	—
Investments purchased on an extended settlement basis	—	—	—	543,020,621	6,883,241
Reverse repurchase agreement	—	—	—	132,557,041	—
Payments on swap contracts	—	—	—	598,374	—
Investment advisory and management fees	76,921	329,083	274,794	969,735	157,358
Service fees — Class 2	—	1,178	457	—	989
Service fees — Class 3	2,141	28,588	22,080	283,315	32,439
Transfer agent fees	411	515	487	135	515
Trustees’ fees and expenses	2,108	5,675	4,758	13,495	4,444
Other accrued expenses	149,741	202,356	127,384	334,138	137,957
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	502,150	—	—	19,135,026	—
Commitments (Note 14)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	46	—	—	4,595,596	—
Call and put options written, at value@	—	—	—	142,453	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	123,982	—
Swap premiums received	—	—	—	421,740	—
Unrealized depreciation on swap contracts	—	—	—	2,814,153	—

Total liabilities	821,668	1,990,437	1,884,854	712,686,959	7,313,819

Net Assets	$294,192,572	$455,281,760	$429,026,833	$1,317,716,396	$289,621,822

* Cost
Investments (unaffiliated)	$252,442,610	$419,692,850	$347,324,488	$892,356,184	$290,782,733

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$16,519	$—	$733,808	$—

@ Premiums received on options written	$—	$—	$—	$44,486	$—

See Notes to Financial Statements

519

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$269,708,880	$416,265,641	$320,149,437	$1,242,688,469	$295,178,676
Total accumulated earnings (loss)	24,483,692	39,016,119	108,877,396	75,027,927	(5,556,854)

Net Assets	$294,192,572	$455,281,760	$429,026,833	$1,317,716,396	$289,621,822

Class 1 (unlimited shares authorized):
Net assets	$283,944,595	$315,398,191	$323,843,289	$129,877	$132,091,692
Shares of beneficial interest issued and outstanding	24,527,568	31,470,696	14,355,664	11,557	24,100,501
Net asset value, offering and redemption price per share	$11.58	$10.02	$22.56	$11.24	$5.48

Class 2 (unlimited shares authorized):
Net assets	$—	$9,014,011	$3,507,467	$—	$7,674,242
Shares of beneficial interest issued and outstanding	—	903,168	155,478	—	1,400,552
Net asset value, offering and redemption price per share	$—	$9.98	$22.56	$—	$5.48

Class 3 (unlimited shares authorized):
Net assets	$10,247,977	$130,869,558	$101,676,077	$1,317,586,519	$149,855,888
Shares of beneficial interest issued and outstanding	887,987	13,143,108	4,530,607	117,953,303	27,539,834
Net asset value, offering and redemption price per share	$11.54	$9.96	$22.44	$11.17	$5.44

See Notes to Financial Statements

520

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
ASSETS:
Investments at value (unaffiliated)*	$241,207,857	$627,086,836	$218,723,515	$244,119,180	$1,625,586,127
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	5,935,000	—	10,111,000	—	—
Cash	678	—	565	86,841	557,394
Foreign cash*	434	133,076	—	13,799	1,244,882
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	14,325,943	—	—	—
Receivable for:
Fund shares sold	3,327	45,924	40,665	388,343	—
Dividends and interest	663,800	2,700,663	60,621	494,990	4,913,549
Investments sold	—	792,261	—	726,752	4,608,460
Investments sold on an extended settlement basis	—	132,079	94,220	156,126	6,449,640
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	7,395	5,962	984	701	31,917
Due from investment adviser for expense reimbursements/fee waivers	10,943	—	27,767	48,126	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	205,123	—	10,097	—
Unrealized appreciation on forward foreign currency contracts	558,183	2,798,492	—	—	47
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	248,387,617	648,226,359	229,059,337	246,044,955	1,643,392,016

LIABILITIES:
Payable for:
Fund shares redeemed	177,138	71,068	83,285	64	25,234
Investments purchased	—	3,254,383	—	2,234,579	3,849,562
Investments purchased on an extended settlement basis	—	315,000	—	100,820	11,732,400
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	209,722	452,314	70,207	143,375	1,062,057
Service fees — Class 2	580	—	—	—	—
Service fees — Class 3	23,005	136,381	1,934	51,138	348,338
Transfer agent fees	515	148	412	189	175
Trustees’ fees and expenses	3,425	5,167	2,319	599	12,003
Other accrued expenses	148,556	260,553	288,346	317,232	513,765
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	5,316,740	213,750	5,297	6,280,004
Commitments (Note 14)	—	—	—	—	143,094
Due to investment adviser from expense recoupment	—	8,132	—	—	—
Due to custodian	—	330,023	—	—	—
Due to broker	—	—	45	40	13,052
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	500,409	2,571,744	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,063,350	12,721,653	660,298	2,853,333	23,979,684

Net Assets	$247,324,267	$635,504,706	$228,399,039	$243,191,622	$1,619,412,332

* Cost
Investments (unaffiliated)	$227,107,800	$604,840,042	$214,661,919	$223,004,525	$1,460,014,988

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$434	$140,472	$—	$13,730	$1,237,439

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

521

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
NET ASSETS REPRESENTED BY:
Paid-in capital	$228,572,266	$604,573,655	$215,577,845	$221,690,737	$1,465,279,761
Total accumulated earnings (loss)	18,752,001	30,931,051	12,821,194	21,500,885	154,132,571

Net Assets	$247,324,267	$635,504,706	$228,399,039	$243,191,622	$1,619,412,332

Class 1 (unlimited shares authorized):
Net assets	$139,085,107	$174,540	$219,182,265	$318,047	$88,777
Shares of beneficial interest issued and outstanding	14,344,147	15,294	18,999,514	27,115	7,142
Net asset value, offering and redemption price per share	$9.70	$11.41	$11.54	$11.73	$12.43

Class 2 (unlimited shares authorized):
Net assets	$4,361,438	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	447,122	—	—	—	—
Net asset value, offering and redemption price per share	$9.75	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$103,877,722	$635,330,166	$9,216,774	$242,873,575	$1,619,323,555
Shares of beneficial interest issued and outstanding	10,676,243	55,655,983	801,195	20,675,326	130,146,268
Net asset value, offering and redemption price per share	$9.73	$11.42	$11.50	$11.75	$12.44

See Notes to Financial Statements

522

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Templeton Foreign Value	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
ASSETS:
Investments at value (unaffiliated)*	$694,668,752	$2,355,776,535	$1,166,054,455	$77,100,561	$135,801,366
Investments at value (affiliated)*	—	9,470,992,451	5,021,614,183	312,561,768	—
Repurchase agreements (cost approximates value)	16,218,000	—	—	—	1,849,000
Cash	526	—	—	—	529
Foreign cash*	2,449,344	—	535	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	—	—	—	56,172	195,388
Dividends and interest	2,539,131	14,490,451	7,563,076	91,294	10,896
Investments sold	8,807,623	9,003,189	4,419,103	—	612,988
Investments sold on an extended settlement basis	—	27,045,754	14,994,664	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	19,377	13,984	5,761	643	7,105
Due from investment adviser for expense reimbursements/fee waivers	—	70,648	13,803	5,668	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	724,702,753	11,877,393,012	6,214,665,580	389,816,106	138,477,272

LIABILITIES:
Payable for:
Fund shares redeemed	263,308	4,911,127	2,063,833	13,073	36,104
Investments purchased	3,582,718	608,840	222,650	124,045	209,677
Investments purchased on an extended settlement basis	—	27,082,193	15,063,862	—	—
Reverse repurchase agreement	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	512,291	2,103,891	1,145,862	65,940	85,540
Service fees — Class 2	1,298	—	—	—	410
Service fees — Class 3	94,621	2,518,344	1,320,807	82,400	8,008
Transfer agent fees	269	190	163	109	434
Trustees’ fees and expenses	9,748	107,840	58,677	1,415	2,001
Other accrued expenses	320,534	1,069,948	564,165	129,302	88,393
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	66,685,500	24,637,500	2,894,887	—
Commitments (Note 14)	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian		—	—	—	—
Due to broker	—	74,413,985	47,940,484	7	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	4,784,787	179,501,858	93,018,003	3,311,178	430,567

Net Assets	$719,917,966	$11,697,891,154	$6,121,647,577	$386,504,928	$138,046,705

* Cost
Investments (unaffiliated)	$684,902,773	$2,231,295,337	$1,100,436,150	$77,437,197	$98,766,128

Investments (affiliated)	$—	$8,795,557,772	$4,653,350,356	$288,580,938	$—

Foreign cash	$2,449,344	$—	$563	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

523

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2020

	SA Templeton Foreign Value	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
NET ASSETS REPRESENTED BY:
Paid-in capital	$697,628,648	$10,339,411,043	$5,467,109,670	$361,149,860	$89,610,519
Total accumulated earnings (loss)	22,289,318	1,358,480,111	654,537,907	25,355,068	48,436,186

Net Assets	$719,917,966	$11,697,891,154	$6,121,647,577	$386,504,928	$138,046,705

Class 1 (unlimited shares authorized):
Net assets	$284,337,461	$220,483	$219,462	$118,474	$96,353,137
Shares of beneficial interest issued and outstanding	20,092,764	16,804	16,588	10,500	4,000,406
Net asset value, offering and redemption price per share	$14.15	$13.12	$13.23	$11.28	$24.09

Class 2 (unlimited shares authorized):
Net assets	$9,769,109	$—	$—	$—	$3,179,562
Shares of beneficial interest issued and outstanding	690,004	—	—	—	135,180
Net asset value, offering and redemption price per share	$14.16	$—	$—	$—	$23.52

Class 3 (unlimited shares authorized):
Net assets	$425,811,396	$11,697,670,671	$6,121,428,115	$386,386,454	$38,514,006
Shares of beneficial interest issued and outstanding	30,162,019	892,063,106	462,614,049	34,175,468	1,668,208
Net asset value, offering and redemption price per share	$14.12	$13.11	$13.23	$11.31	$23.09

See Notes to Financial Statements

524

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended January 31, 2020

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Columbia Technology	SA DFA Ultra Short Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$9,313,097	$8,841,038	$6,874,509	$1,458,898	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	441,604	—	9,015,162	6,987	9,185,097
Interest (affiliated)	—	—	—	—	—

Total investment income*	9,754,701	8,841,038	15,889,671	1,465,885	9,185,097

EXPENSES:
Investment advisory and management fees	9,733,385	4,671,655	6,677,856	802,955	1,785,281
Services fees:
Class 2	118,224	15,747	—	7,568	22,238
Class 3	1,066,935	1,036,497	1,957,371	150,611	472,154
Transfer agent fees	4,433	1,169	741	1,631	3,854
Custodian and accounting fees	89,315	80,893	199,318	27,347	66,117
Reports to shareholders	172,477	48,669	91,803	8,024	38,111
Audit and tax fees	41,915	46,664	55,698	51,284	45,207
Legal fees	18,506	6,699	18,357	4,257	9,265
Trustees’ fees and expenses	46,608	14,712	20,994	2,968	10,992
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	842	193	—
Interest expense on forward sales contracts	—	—	—	—	—
License fee	—	—	—	—	—
Other expenses	149,802	60,637	57,684	30,311	20,907

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	11,441,600	5,983,342	9,080,664	1,087,149	2,474,126
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	(95,141)	(80,296)	—
Fees paid indirectly (Note 5)	(1,022)	(8,442)	—	(6,635)	—

Net expenses	11,440,578	5,974,900	8,985,523	1,000,218	2,474,126

Net investment income (loss)	(1,685,877)	2,866,138	6,904,148	465,667	6,710,971

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	175,799,559	13,215,134	12,618,819	10,790,683	593,765
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	37,182,812	—	—
Forward contracts	—	—	(2,222,621)	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(72)	—	94,119	(742)	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affliliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	1,202,832	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	175,799,487	13,215,134	48,875,961	10,789,941	593,765

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	175,711,816	(723,406)	39,948,083	14,752,998	385,467
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(9,315,155)	—	—
Forward contracts	—	—	(240,763)	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(165)	—	(16,557)	271
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	175,711,651	(723,406)	30,375,608	14,753,269	385,467

Net realized and unrealized gain (loss) on investments and foreign currencies	351,511,138	12,491,728	79,251,569	25,543,210	979,232

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$349,825,261	$15,357,866	$86,155,717	$26,008,877	$7,690,203

* Net of foreign withholding taxes on interest and dividends of	$16,044	$38,329	$357,912	$3,884	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

525

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2020

	SA Dogs of Wall Street	SA Emerging Markets Equity Index	SA Federated Corporate Bond	SA Fidelity Institutional AM® International Growth†	SA Fidelity Institutional AM® Real Estate
INVESTMENT INCOME:
Dividends (unaffiliated)	$11,181,434	$2,513,859	$80,190	$2,972,375	$7,290,494
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	6,690	11,582	63,958,593	—	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	11,188,124	2,525,441	64,038,783	2,972,375	7,290,494

EXPENSES:
Investment advisory and management fees	2,158,691	398,186	7,320,790	1,576,846	2,078,721
Services fees:
Class 2	9,113	—	27,278	—	7,246
Class 3	410,114	4,265	2,026,421	1,289	446,784
Transfer agent fees	1,889	2,169	2,817	1,126	1,817
Custodian and accounting fees	50,163	138,179	177,563	150,003	45,025
Reports to shareholders	33,764	4,779	131,888	21,756	27,603
Audit and tax fees	41,907	48,373	51,739	45,911	49,558
Legal fees	7,892	7,366	19,208	47,971	8,294
Trustees’ fees and expenses	10,401	2,327	40,231	5,625	7,944
Deferred offering costs	—	10,095	—	31,305
Interest expense	821	—	3,547	1,447	1,277
Interest expense on forward sales contracts	—	—	—	—	—
License fee	—	68,147	—	—	—
Other expenses	41,398	56,733	38,872	33,283	32,903

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,766,153	740,619	9,840,354	1,916,562	2,707,172
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(223,136)	—	(95,629)	—
Fees paid indirectly (Note 5)	—	—	—	(4,151)	(2,383)

Net expenses	2,766,153	517,483	9,840,354	1,816,782	2,704,789

Net investment income (loss)	8,421,971	2,007,958	54,198,429	1,155,593	4,585,705

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	48,493,667	(2,048,464)	13,990,829	6,981,735	12,874,421
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	1,148,450	5,774,689	(2,337)	—
Forward contracts	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(12,129)	—	(105,025)	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affliliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	48,493,667	(912,143)	19,765,518	6,874,373	12,874,421

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	(13,505,489)	1,543,449	105,833,460	27,475,203	20,386,773
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(1,382,588)	1,358,070	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(77,132)	—	2,047	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(13,505,489)	83,729	107,191,530	27,477,250	20,386,773

Net realized and unrealized gain (loss) on investments and foreign currencies	34,988,178	(828,414)	126,957,048	34,351,623	33,261,194

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,410,149	$1,179,544	$181,155,477	$35,507,216	$37,846,899

* Net of foreign withholding taxes on interest and dividends of	$—	$267,075	$—	$170,624	$—

** Net of foreign withholding taxes on capital gains of	$—		$—	$—	$—

†	See Note 1

See Notes to Financial Statements

526

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2020

	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Franklin U.S. Equity Smart Beta†	SA Global Index Allocation 60/40
INVESTMENT INCOME:
Dividends (unaffiliated)	$650,137	$434,108	$6,859,842	$837,674	$—
Dividends (affiliated)	—	—	—	—	38,743
Interest (unaffiliated)	12,675,900	7,273,148	269,532	13,398	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	13,326,037	7,707,256	7,129,374	851,072	38,743

EXPENSES:
Investment advisory and management fees	1,473,990	959,869	3,149,806	176,832	28,813
Services fees:
Class 2	—	—	—	—	—
Class 3	44,923	38,503	476,832	146	71,770
Transfer agent fees	2,565	2,581	1,779	458	886
Custodian and accounting fees	62,625	54,603	65,109	9,616	16,208
Reports to shareholders	50,525	29,086	32,540	4,809	1,425
Audit and tax fees	49,242	47,688	41,919	32,000	35,713
Legal fees	9,150	8,036	8,209	4,008	4,084
Trustees’ fees and expenses	11,760	7,516	9,602	1,122	485
Deferred offering costs	—			13,270	6,096
Interest expense	—	—	—	—	—
Interest expense on forward sales contracts	—	—	—	—	—
License fee	98,266	63,991	—	—	—
Other expenses	44,831	28,816	40,389	15,581	25,258

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,847,877	1,240,689	3,826,185	257,842	190,738
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(132,434)	(114,334)	(162,489)	(7,977)	(67,104)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	1,715,443	1,126,355	3,663,696	249,865	123,634

Net investment income (loss)	11,610,594	6,580,901	3,465,678	601,207	(84,891)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	2,752,932	628,082	16,529,396	1,213,862	—
Investments (affiliated)	—	—	—	—	106,290
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(53,766)	—	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affliliated)	—	—	—	—	24,724
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	2,752,932	628,082	16,475,630	1,213,862	131,014

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	33,385,247	14,065,281	12,058,692	3,648,517
Investments (affiliated)	—	—	—	—	3,035,055
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(2,507)	—	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	33,385,247	14,065,281	12,056,185	3,648,517	3,035,055

Net realized and unrealized gain (loss) on investments and foreign currencies	36,138,179	14,693,363	28,531,815	4,862,379	3,166,069

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,748,773	$21,274,264	$31,997,493	$5,463,586	$3,081,178

*Netof foreign withholding taxes on interest and dividends of	$—	$—	$26,211	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

527

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2020

	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi-Asset Insights	SA Index Allocation 60/40
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$363,701	$—
Dividends (affiliated)	32,876	96,217	—	—	130,812
Interest (unaffiliated)	—	—	7,213,947	197,043	—
Interest (affiliated)	—	—	—	—	—

Total investment income*	32,876	96,217	7,213,947	560,744	130,812

EXPENSES:
Investment advisory and management fees	31,220	115,113	2,418,168	197,613	112,721
Services fees:
Class 2	—	—	7,834	—	—
Class 3	77,681	286,202	696,007	70,290	281,406
Transfer agent fees	1,062	1,039	2,224	1,067	925
Custodian and accounting fees	16,208	16,208	267,205	28,634	13,125
Reports to shareholders	2,476	6,542	38,349	3,008	11,600
Audit and tax fees	35,713	35,713	64,452	41,733	37,747
Legal fees	4,116	4,730	20,718	8,690	6,613
Trustees’ fees and expenses	368	2,461	11,320	—	2,506
Deferred offering costs	6,096	6,096	—	—	—
Interest expense	—	—	12,565	—	—
Interest expense on forward sales contracts	—	—	—	—	—
License fee	—	—	—	—	—
Other expenses	25,587	28,463	31,902	28,952	24,639

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	200,527	502,567	3,570,744	379,987	491,282
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(66,649)	(9,162)	—	(81,030)	(6,979)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	133,878	493,405	3,570,744	298,957	484,303

Net investment income (loss)	(101,002)	(397,188)	3,643,203	261,787	(353,491)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	5,408,211	303,588	—
Investments (affiliated)	(57,464)	(434,257)	—	—	959,188
Futures contracts	—	—	2,314,596	858,634	—
Forward contracts	—	—	(2,984,723)	(925)	—
Swap contracts	—	—	1,583,430	133,511	—
Written option contracts	—	—	(300,417)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	317,118	3,831	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affliliated)	31,687	137,028	—	—	147,226
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(25,777)	(297,229)	6,338,215	1,298,639	1,106,414

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **			15,776,027	1,297,241
Investments (affiliated)	3,610,742	14,037,571	—	—	13,439,347
Futures contracts	—	—	522,137	(175,539)	—
Forward contracts	—	—	108,912	(44)	—
Swap contracts	—	—	(518,312)	43,288	—
Written option contracts	—	—	112,377	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(6,427)	(955)	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	3,610,742	14,037,571	15,994,714	1,163,991	13,439,347

Net realized and unrealized gain (loss) on investments and foreign currencies	3,584,965	13,740,342	22,332,929	2,462,630	14,545,761

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,483,963	$13,343,154	$25,976,132	$2,724,417	$14,192,270

*Netof foreign withholding taxes on interest and dividends of	$—	$—	$—	$18,534	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

528

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2020

	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco VCP Equity-Income
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$13,434,544	$1,346,316	$25,270,484
Dividends (affiliated)	174,618	378,746	—	—	—
Interest (unaffiliated)	—	—	146,531	—	11,387,343
Interest (affiliated)	—	—	—	—	—

Total investment income*	174,618	378,746	13,581,075	1,346,316	36,657,827

EXPENSES:
Investment advisory and management fees	217,412	578,168	1,845,717	2,266,701	13,013,709
Services fees:
Class 2	—	—	—	4,483	—
Class 3	539,689	1,440,071	6,910	366,389	3,831,739
Transfer agent fees	778	784	2,619	2,566	852
Custodian and accounting fees	13,125	13,137	98,882	53,843	151,675
Reports to shareholders	21,815	56,503	45,124	27,794	148,343
Audit and tax fees	37,747	37,747	51,407	41,920	55,247
Legal fees	7,299	9,789	8,918	7,695	15,890
Trustees’ fees and expenses	5,021	13,633	11,709	9,022	41,944
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	—	88	—
Interest expense on forward sales contracts	—	—	—	—	—
License fee	—	—	168,429	—	—
Other expenses	25,576	29,919	38,852	47,541	62,536

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	868,462	2,179,751	2,278,567	2,828,042	17,321,935
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	17,498	—	60,354	—	(766,482)
Fees paid indirectly (Note 5)	—	—	—	(3,396)	(3,310)

Net expenses	885,960	2,179,751	2,338,921	2,824,646	16,552,143

Net investment income (loss)	(711,342)	(1,801,005)	11,242,154	(1,478,330)	20,105,684

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	(1,423,724)	41,644,435	38,016,711
Investments (affiliated)	1,229,587	2,757,084	—	—	—
Futures contracts	—	—	7,457,280	—	4,458,879
Forward contracts	—	—	—	—	(442,120)
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(195,473)	(2,475)	805,010
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affliliated)	357,788	1,030,737	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	1,587,375	3,787,821	5,838,083	41,641,960	42,838,480

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	—	—	33,498,604	2,259,594	53,696,436
Investments (affiliated)	29,132,977	81,362,990	—	—	—
Futures contracts	—	—	(4,409,832)	—	(2,807,059)
Forward contracts	—	—	—	—	358,601
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(10,541)	(192)	78,175
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	29,132,977	81,362,990	29,078,231	2,259,402	51,326,153

Net realized and unrealized gain (loss) on investments and foreign currencies	30,720,352	85,150,811	34,916,314	43,901,362	94,164,633

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,009,010	$83,349,806	$46,158,468	$42,423,032	$114,270,317

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$1,234,819	$—	$446,681

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

529

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2020

	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,626,586	$4,155,843	$7,434,273	$28,653,765	$8,578,302
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	142,881	3,192,136	—	—	9,771
Interest (affiliated)	—	—	—	—	—

Total investment income*	3,769,467	7,347,979	7,434,273	28,653,765	8,588,073

EXPENSES:
Investment advisory and management fees	3,402,331	1,727,363	2,549,544	5,850,175	2,919,726
Services fees:
Class 2	13,472	16,035	4,639	14,978	5,412
Class 3	321,281	473,706	321,549	574,602	86,348
Transfer agent fees	2,611	2,224	2,368	2,817	2,076
Custodian and accounting fees	56,874	65,270	256,837	114,010	88,148
Reports to shareholders	37,057	26,484	22,705	101,728	35,152
Audit and tax fees	41,920	63,387	66,191	43,447	70,276
Legal fees	7,071	10,184	16,571	13,347	14,085
Trustees’ fees and expenses	10,966	7,961	7,701	28,767	13,029
Deferred offering costs	—	—	—	—	—
Interest expense	108	237	12,274	577	12,925
Interest expense on forward sales contracts	—	—	—	—	—
License fee	—	—	—	—	—
Other expenses	49,411	36,774	31,606	44,252	37,458

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,943,102	2,429,625	3,291,985	6,788,700	3,284,635
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(400,274)	(181,847)	(264,264)	—	—
Fees paid indirectly (Note 5)	(3,171)	(1,814)	(2,980)	(8,997)	(2,372)

Net expenses	3,539,657	2,245,964	3,024,741	6,779,703	3,282,263

Net investment income (loss)	229,810	5,102,015	4,409,532	21,874,062	5,305,810

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	34,100,032	3,290,040	5,774,917	78,641,988	9,408,788
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	3,791,625	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	1,887	(214,525)	—	(12,070)
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affliliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	34,100,032	7,083,552	5,560,392	78,641,988	9,396,718

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	65,994,762	20,267,744	(2,601,881)	74,863,206	17,462,519
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(2,305,403)	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(14,802)	(18,716)	—	4,157
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	190,547	—	—

Net unrealized gain (loss) on investments and foreign currencies	65,994,762	17,947,539	(2,430,050)	74,863,206	17,466,676

Net realized and unrealized gain (loss) on investments and foreign currencies	100,094,794	25,031,091	3,130,342	153,505,194	26,863,394

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$100,324,604	$30,133,106	$7,539,874	$175,379,256	$32,169,204

* Net of foreign withholding taxes on interest and dividends of	$19,754	$146,743	$968,996	$—	$496,207

** Net of foreign withholding taxes on capital gains of	$—	$—	$213,724	$—	$—

See Notes to Financial Statements

530

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2020

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$310,592	$2,270,108	$3,966,778	$44,392,127	$6,362,787
Dividends (affiliated)	—	—	—	96,532	23,664
Interest (unaffiliated)	60,659,050	42,638	3,435	487,282	4,076
Interest (affiliated)	—	—	—	—	—

Total investment income*	60,969,642	2,312,746	3,970,213	44,975,941	6,390,527

EXPENSES:
Investment advisory and management fees	11,252,677	3,029,190	793,839	9,160,505	748,977
Services fees:
Class 2	11,465	22,219	—	—	—
Class 3	2,214,302	390,393	7,584	40,836	8,230
Transfer agent fees	2,817	2,764	1,768	2,944	1,785
Custodian and accounting fees	235,077	51,654	65,206	206,959	56,207
Reports to shareholders	188,018	37,377	15,998	222,092	15,535
Audit and tax fees	83,362	41,918	51,751	55,224	50,721
Legal fees	24,195	8,458	5,144	20,175	5,229
Trustees’ fees and expenses	49,035	11,268	6,564	59,022	6,117
Deferred offering costs	—	—	8,535	—	8,535
Interest expense	1,098	—	5,143	—	2,806
Interest expense on forward sales contracts	—	—	—	—	—
License fee	—	—	52,923	232,180	49,932
Other expenses	38,883	46,207	62,669	108,730	42,801

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	14,100,929	3,641,448	1,077,124	10,108,667	996,875
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(1,875,446)	—	(143,393)	(2,798,759)	(114,839)
Fees paid indirectly (Note 5)	—	(6,264)	—	—	—

Net expenses	12,225,483	3,635,184	933,731	7,309,908	882,036

Net investment income (loss)	48,744,159	(1,322,438)	3,036,482	37,666,033	5,508,491

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	12,308,784	58,039,792	16,590,149	21,590,524	25,270,351
Investments (affiliated)	—	—	—	(2,177)	(4,091)
Futures contracts	138,753	—	81,025	18,536,489	261,705
Forward contracts	181,489	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(74,468)	(138)	—	—	—
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affliliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	12,554,558	58,039,654	16,671,174	40,124,836	25,527,965

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	119,579,123	41,493,779	37,400,560	367,673,342	9,501,590
Investments (affiliated)	—	—	—	526,515	135,482
Futures contracts	33,803	—	(18,703)	(1,297,886)	172,404
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	119,612,926	41,493,779	37,381,857	366,901,971	9,809,476

Net realized and unrealized gain (loss) on investments and foreign currencies	132,167,484	99,533,433	54,053,031	407,026,807	35,337,441

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$180,911,643	$98,210,995	$57,089,513	$444,692,840	$40,845,932

* Net of foreign withholding taxes on interest and dividends of	$(5)	$10,089	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

531

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2020

	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
INVESTMENT INCOME:
Dividends (unaffiliated)	$37,602,242	$785,791	$8,987,187	$14,937,498	$7,298,134
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	118,382	410,326	39,171	121,253	6,151,691
Interest (affiliated)	—	—	—	—	—

Total investment income*	37,720,624	1,196,117	9,026,358	15,058,751	13,449,825

EXPENSES:
Investment advisory and management fees	9,900,125	317,046	4,599,238	6,935,255	3,266,726
Services fees:
Class 2	65,835	—	4,783	12,419	34,986
Class 3	1,213,005	112,879	320,463	918,448	783,713
Transfer agent fees	3,113	1,092	2,521	2,224	2,224
Custodian and accounting fees	140,203	73,150	93,737	112,049	110,958
Reports to shareholders	128,030	3,905	62,209	98,822	48,677
Audit and tax fees	41,914	52,341	43,449	41,915	54,108
Legal fees	17,225	13,335	10,986	13,613	16,213
Trustees’ fees and expenses	37,879	143	19,190	28,696	13,876
Deferred offering costs	—	—	—	—	—
Interest expense	846	—	700	2,448	—
Interest expense on forward sales contracts	—	—	—	—	—
License fee	—	—	—	—	—
Other expenses	60,158	49,425	56,286	47,079	42,070

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	11,608,333	623,316	5,213,562	8,212,968	4,373,551
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(711,434)	(143,569)	—	—	—
Fees paid indirectly (Note 5)	(14,959)	(262)	—	—	—

Net expenses	10,881,940	479,485	5,213,562	8,212,968	4,373,551

Net investment income (loss)	26,838,684	716,632	3,812,796	6,845,783	9,076,274

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	81,804,440	219,809	60,370,812	87,277,442	16,467,490
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(5,758)	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	603	(152)	—	2,756	3,553
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affliliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	81,805,043	213,899	60,370,812	87,280,198	16,471,043

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	53,719,551	3,943,294	80,183,119	100,708,175	37,861,476
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	512	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(1,159)	(15)	—	—	3,323
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	53,718,392	3,943,791	80,183,119	100,708,175	37,864,799

Net realized and unrealized gain (loss) on investments and foreign currencies	135,523,435	4,157,690	140,553,931	187,988,373	54,335,842

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$162,362,119	$4,874,322	$144,366,727	$194,834,156	$63,412,116

* Net of foreign withholding taxes on interest and dividends of	$15,659	$38,278	$—	$190,868	$114,813

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

532

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2020

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,164,919	$12,812,026	$7,600,024	$—	$273,299
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	86,720	—	30,066	34,296,601	20,323,592
Interest (affiliated)	—	—	—	—	—

Total investment income*	4,251,639	12,812,026	7,630,090	34,296,601	20,596,891

EXPENSES:
Investment advisory and management fees	819,801	3,772,848	3,131,941	10,996,376	1,975,583
Services fees:
Class 2	—	13,646	5,393	—	11,906
Class 3	14,538	325,463	247,532	3,211,864	384,283
Transfer agent fees	2,630	2,817	2,669	761	2,817
Custodian and accounting fees	58,698	113,919	64,272	209,295	55,116
Reports to shareholders	26,649	44,266	52,795	125,475	29,777
Audit and tax fees	55,829	67,359	41,914	61,358	66,398
Legal fees	7,816	9,775	10,222	16,670	8,514
Trustees’ fees and expenses	6,901	13,330	11,941	35,432	10,044
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	773	3,230,535	—
Interest expense on forward sales contracts	—	—	—	—	—
License fee	54,653	—	—	—	—
Other expenses	47,612	29,795	32,237	90,129	32,128

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,095,127	4,393,218	3,601,689	17,977,895	2,576,566
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	—	—	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	1,095,127	4,393,218	3,601,689	17,977,895	2,576,566

Net investment income (loss)	3,156,512	8,418,808	4,028,401	16,318,706	18,020,325

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	2,475,863	5,984,952	30,026,628	17,800,959	(985,928)
Investments (affiliated)	—	—	—	—	—
Futures contracts	1,238,941	—	—	113,423,312	—
Forward contracts	—	—	—	246,567	—
Swap contracts	—	—		(1,837,859)
Written option contracts	—	—	—	(1,125,171)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(96,231)	(6,462)	(42,042)	—
Net realized gain (loss) on forward sales contacts	—	—	—		—
Net realized gain (loss) on capital gain distributions received from underlying funds (affliliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	3,714,804	5,888,721	30,020,166	128,465,766	(985,928)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	20,394,285	37,835,901	47,924,844	34,889,691	13,589,042
Investments (affiliated)	—	—	—	—	—
Futures contracts	(673,373)	—	—	(17,857,359)	—
Forward contracts	—	—	—	33,000	—
Swap contracts	—	—	—	698,869	—
Written option contracts	—	—	—	747,376	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	4,751	—	4,866	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	19,720,912	37,840,652	47,924,844	18,516,443	13,589,042

Net realized and unrealized gain (loss) on investments and foreign currencies	23,435,716	43,729,373	77,945,010	146,982,209	12,603,114

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,592,228	$52,148,181	$81,973,411	$163,300,915	$30,623,439

* Net of foreign withholding taxes on interest and dividends of	$1,827	$1,193,673	$67,815	$(4,075)	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

533

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2020

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$9,186,388	$9,995,561	$2,634,829	$2,674,890	$18,652,316
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	70,635	7,394,899	107,765	1,045,733	18,609,850
Interest (affiliated)	—	—	—	—	—

Total investment income*	9,257,023	17,390,460	2,742,594	3,720,623	37,262,166

EXPENSES:
Investment advisory and management fees	2,371,891	5,060,260	797,937	1,225,839	11,480,310
Services fees:
Class 2	6,801	—	—	—	—
Class 3	269,323	1,521,628	13,213	437,197	3,759,635
Transfer agent fees	2,763	763	2,656	1,063	890
Custodian and accounting fees	72,811	159,880	122,664	311,177	393,838
Reports to shareholders	23,851	61,329	20,897	17,843	148,384
Audit and tax fees	80,004	55,698	59,237	42,737	59,766
Legal fees	8,073	14,396	7,480	16,279	21,717
Trustees’ fees and expenses	7,559	15,594	6,222	3,699	37,951
Deferred offering costs	—	—	—	—	—
Interest expense	455	—	943	—	—
Interest expense on forward sales contracts	—	—	—	—	—
License fee	—	—	57,437	—	—
Other expenses	30,836	51,459	50,857	50,662	80,580

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,874,367	6,941,007	1,139,543	2,106,496	15,983,071
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(123,438)	60,667	(100,411)	(250,828)	—
Fees paid indirectly (Note 5)	(809)	—	—	—	—

Net expenses	2,750,120	7,001,674	1,039,132	1,855,668	15,983,071

Net investment income (loss)	6,506,903	10,388,786	1,703,462	1,864,955	21,279,095

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated) **	533,711	3,231,106	6,040,401	2,852,463	38,988,753
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	39,719,055	3,772,692	32,861	48,505,502
Forward contracts	(571,088)	(3,233,113)	—	—	(222)
Swap contracts		—	—	—	—
Written option contracts	—	—	—	—	(782)
Net realized foreign exchange gain (loss) on other assets and liabilities	(47,275)	(129,952)	—	(7,701)	(20,492)
Net realized gain (loss) on forward sales contacts	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affliliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(84,652)	39,587,096	9,813,093	2,877,623	87,472,759

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated) **	16,819,966	30,280,691	7,835,805	21,058,133	102,133,481
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(5,272,866)	(2,314,523)	10,200	(5,275,586)
Forward contracts	(152,318)	(1,112,197)	—	—	33
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(3,900)	12,841	—	1,875	11,654
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	15,254
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	16,663,748	23,908,469	5,521,282	21,070,208	96,884,836

Net realized and unrealized gain (loss) on investments and foreign currencies	16,579,096	63,495,565	15,334,375	23,947,831	184,357,595

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,085,999	$73,884,351	$17,037,837	$25,812,786	$205,636,690

* Net of foreign withholding taxes on interest and dividends of	$884,921	$175,761	$1,226	$103,021	$980,179

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

534

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2020

	SA Templeton Foreign Value	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellsCap Aggressive Growth
INVESTMENT INCOME:
Dividends (unaffiliated)	$24,938,411	$—	$—	$—	$317,849
Dividends (affiliated)	—	126,639,237	62,567,568	244,486	—
Interest (unaffiliated)	57,007	49,966,343	25,821,174	1,146,891	14,936
Interest (affiliated)	—	—	—	—	—

Total investment income*	24,995,418	176,605,580	88,388,742	1,391,377	332,785

EXPENSES:
Investment advisory and management fees	5,958,382	24,247,191	13,259,564	618,085	936,044
Services fees:
Class 2	15,096	—	—	—	4,853
Class 3	1,106,932	28,995,966	15,261,433	772,329	79,626
Transfer agent fees	1,344	1,008	860	564	2,373
Custodian and accounting fees	188,591	143,129	99,015	34,045	31,561
Reports to shareholders	73,092	1,114,024	586,715	30,398	11,531
Audit and tax fees	92,663	41,625	41,627	37,527	41,913
Legal fees	10,018	95,271	53,815	12,590	6,583
Trustees’ fees and expenses	22,206	305,814	162,789	7,023	4,148
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	—	—	—
Interest expense on forward sales contracts	—	—	—	—	—
License fee	—	—	—	30,904	—
Other expenses	40,765	509,443	248,926	24,294	35,972

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	7,509,089	55,453,471	29,714,744	1,567,759	1,154,604
Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(761,805)	(168,053)	69,888	—
Fees paid indirectly (Note 5)	(11,418)	—	—	—	(5,207)

Net expenses	7,497,671	54,691,666	29,546,691	1,637,647	1,149,397

Net investment income (loss)	17,497,747	121,913,914	58,842,051	(246,270)	(816,612)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(1,561,511)	(326,207,128)	(169,661,833)	(2,491,763)	12,442,253
Investments (affiliated)	—	92,755,340	35,941,129	86,112	—
Futures contracts	—	532,759,029	182,130,837	11,989,928	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(191,547)	—	—	—	(48)
Net realized gain (loss) on forward sales contacts	—	—	—	—	—
Net realized gain (loss) on capital gain distributions received from underlying funds (affliliated)	—	380,958,588	227,235,490	373,928	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursment of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	(1,753,058)	680,265,829	275,645,623	9,958,205	12,442,205

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(11,865,200)	198,638,233	103,293,505	436,841	18,791,108
Investments (affiliated)	—	707,813,500	382,550,301	33,385,555	—
Futures contracts	—	(128,540,464)	(56,917,564)	(1,269,830)	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	3,472	—	(18)	—	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	376,371	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(11,485,357)	777,911,269	428,926,224	32,552,566	18,791,108

Net realized and unrealized gain (loss) on investments and foreign currencies	(13,238,415)	1,458,177,098	704,571,847	42,510,771	31,233,313

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,259,332	$1,580,091,012	$763,413,898	$42,264,501	$30,416,701

* Net of foreign withholding taxes on interest and dividends of	$2,972,518	$—	$—	$—	$3,482

** Net of foreign withholding taxes on capital gains of	$241,028	$—	$—	$—	$—

See Notes to Financial Statements

535

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA AB Growth		SA AB Small & Mid Cap Value		SA BlackRock VCP Global Multi Asset
	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,685,877)	$(308,570)	$2,866,138	$976,481	$6,904,148	$5,287,740
Net realized gain (loss) on investments and foreign currencies	175,799,487	137,458,350	13,215,134	63,058,706	48,875,961	(19,675,717)
Net unrealized gain (loss) on investments and foreign currencies	175,711,651	(87,958,335)	(723,406)	(107,613,256)	30,375,608	(18,124,352)

Net increase (decrease) in net assets resulting from operations	349,825,261	49,191,445	15,357,866	(43,578,069)	86,155,717	(32,512,329)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(67,020,072)	(47,415,976)	(1,237,150)	(20,044,304)	(6,378)	(10,648)
Distributable earnings — Class 2	(4,806,869)	(2,765,815)	(158,439)	(2,782,974)	—	—
Distributable earnings — Class 3	(26,865,019)	(16,344,205)	(6,326,945)	(102,072,158)	(36,206,638)	(61,876,536)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(98,691,960)	(66,525,996)	(7,722,534)	(124,899,436)	(36,213,016)	(61,887,184)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(170,895,778)	908,942,329	(49,080,693)	77,609,822	33,419,437	85,019,030

TOTAL INCREASE (DECREASE) IN NET ASSETS	80,237,523	891,607,778	(41,445,361)	(90,867,683)	83,362,138	(9,380,483)

NET ASSETS:
Beginning of period	1,542,776,449	651,168,671	525,384,526	616,252,209	738,824,103	748,204,586

End of period	$1,623,013,972	$1,542,776,449	$483,939,165	$525,384,526	$822,186,241	$738,824,103

See Notes to Financial Statements

536

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Columbia Technology		SA DFA Ultra Short Bond		SA Dogs of Wall Street
	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$465,667	$(107,631)	$6,710,971	$6,323,154	$8,421,971	$8,044,488
Net realized gain (loss) on investments and foreign currencies	10,789,941	8,720,007	593,765	(907,842)	48,493,667	21,954,291
Net unrealized gain (loss) on investments and foreign currencies	14,753,269	(10,900,932)	385,467	1,510,092	(13,505,489)	(24,565,330)

Net increase (decrease) in net assets resulting from operations	26,008,877	(2,288,556)	7,690,203	6,925,404	43,410,149	5,433,449

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(1,476,801)	(1,903,807)	(3,253,533)	(2,381,157)	(16,355,728)	(26,133,008)
Distributable earnings — Class 2	(507,343)	(674,241)	(267,428)	(154,375)	(519,983)	(886,281)
Distributable earnings — Class 3	(6,593,085)	(7,514,699)	(3,434,508)	(1,478,730)	(14,452,063)	(22,252,091)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(8,577,229)	(10,092,747)	(6,955,469)	(4,014,262)	(31,327,774)	(49,271,380)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	6,805,284	4,667,230	(34,474,198)	890,346	183,991	13,052,248

TOTAL INCREASE (DECREASE) IN NET ASSETS:	24,236,932	(7,714,073)	(33,739,464)	3,801,488	12,266,366	(30,785,683)

NET ASSETS:
Beginning of period	68,855,982	76,570,055	408,968,429	405,166,941	347,255,312	378,040,995

End of period	$93,092,914	$68,855,982	$375,228,965	$408,968,429	$359,521,678	$347,255,312

See Notes to Financial Statements

537

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Emerging Markets Equity Index		SA Federated Corporate Bond		SA Fidelity Institutional AM® International Growth†
	For the year ended January 31, 2020	For the period May 1, 2018@ through January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019	For the period May 1, 2019@ through January 31, 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,007,958	$1,047,387	$54,198,429	$61,341,324	$1,155,593
Net realized gain (loss) on investments and foreign currencies	(912,143)	(3,093,968)	19,765,518	(2,239,067)	6,874,373
Net unrealized gain (loss) on investments and foreign currencies	83,729	(2,605,906)	107,191,530	(55,827,331)	27,477,250

Net increase (decrease) in net assets resulting from operations	1,179,544	(4,652,487)	181,155,477	3,274,926	35,507,216

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(1,030,092)	(25,558,277)	(32,950,825)	(1,547,246)
Distributable earnings — Class 2	—	—	(903,899)	(919,111)	—
Distributable earnings — Class 3	—	(7,517)	(40,427,963)	(40,284,302)	(4,842)
Return of Capital — Class 1	—	(69,192)	—	—	—
Return of Capital — Class 2	—	—	—	—	—
Return of Capital — Class 3	—	(579)	—	—	—

Total distributions to shareholders	—	(1,107,380)	(66,890,139)	(74,154,238)	(1,552,088)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	181,755	93,288,542	(200,150,900)	(106,709,402)	281,317,664

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,361,299	87,528,675	(85,885,562)	(177,588,714)	315,272,792

NET ASSETS:
Beginning of period	87,528,675	—	1,443,398,281	1,620,986,995	—

End of period	$88,889,974	$87,528,675	$1,357,512,719	$1,443,398,281	$315,272,792

†	See Note 1
@	Commencement of operations

See Notes to Financial Statements

538

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Fidelity Institutional AM® Real Estate		SA Fixed Income Index		SA Fixed Income Intermediate Index
	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,585,705	$5,412,574	$11,610,594	$8,788,970	$6,580,901	$5,747,046
Net realized gain (loss) on investments and foreign currencies	12,874,421	1,227,189	2,752,932	(619,099)	628,082	(877,433)
Net unrealized gain (loss) on investments and foreign currencies	20,386,773	15,523,168	33,385,247	(137,411)	14,065,281	1,741,944

Net increase (decrease) in net assets resulting from operations	37,846,899	22,162,931	47,748,773	8,032,460	21,274,264	6,611,557

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(2,310,142)	(7,435,522)	(972,918)	(13,519,944)	(554,935)	(6,233,579)
Distributable earnings — Class 2	(113,892)	(437,798)	—	—	—	—
Distributable earnings — Class 3	(3,906,182)	(16,894,617)	(38,526)	(214,988)	(26,387)	(180,112)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(6,330,216)	(24,767,937)	(1,011,444)	(13,734,932)	(581,322)	(6,413,691)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(28,548,239)	(18,829,260)	67,248,167	124,343,114	69,862,912	46,392,789

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,968,444	(21,434,266)	113,985,496	118,640,642	90,555,854	46,590,655

NET ASSETS:
Beginning of period	270,636,585	292,070,851	423,212,205	304,571,563	286,100,427	239,509,772

End of period	$273,605,029	$270,636,585	$537,197,701	$423,212,205	$376,656,281	$286,100,427

See Notes to Financial Statements

539

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Franklin Small Company Value		SA Franklin U.S. Equity Smart Beta†	SA Global Index Allocation 60/40
	For the year ended January 31, 2020	For the year ended January 31, 2019	For the period October 7, 2019@ through January 31, 2020	For the year ended January 31, 2020	For the period May 1, 2018@ through January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,465,678	$2,399,805	$601,207	$(84,891)	$333,052
Net realized gain (loss) on investments and foreign currencies	16,475,630	47,644,307	1,213,862	131,014	23,679
Net unrealized gain (loss) on investments and foreign currencies	12,056,185	(67,588,176)	3,648,517	3,035,055	(496,154)

Net increase (decrease) in net assets resulting from operations	31,997,493	(17,544,064)	5,463,586	3,081,178	(139,423)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(21,006,746)	(21,149,989)	(490,227)	(293)	(3,069)
Distributable earnings — Class 2	—	—	—	—	—
Distributable earnings — Class 3	(28,883,119)	(29,281,961)	(788)	(95,438)	(389,771)
Return of Capital — Class 1	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—

Total distributions to shareholders	(49,889,865)	(50,431,950)	(491,015)	(95,731)	(392,840)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	8,990,419	23,241,461	125,045,536	22,204,252	16,875,982

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,901,953)	(44,734,553)	130,018,107	25,189,699	16,343,719

NET ASSETS:
Beginning of period	327,583,375	372,317,928	—	16,343,719	—

End of period	$318,681,422	$327,583,375	$130,018,107	$41,533,418	$16,343,719

@	Commencement of operations
†	See Note 1

See	Notes to Financial Statements

540

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Global Index Allocation 75/25		SA Global Index Allocation 90/10		SA Goldman Sachs Global Bond
	For the year ended January 31, 2020	For the period May 1, 2018@ through January 31, 2019	For the year ended January 31, 2020	For the period May 1, 2018@ through January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(101,002)	$404,554	$(397,188)	$1,364,141	$3,643,203	$2,940,133
Net realized gain (loss) on investments and foreign currencies	(25,777)	36,501	(297,229)	699,695	6,338,215	(4,804,508)
Net unrealized gain (loss) on investments and foreign currencies	3,610,742	(798,088)	14,037,571	(4,088,926)	15,994,714	(9,740,638)

Net increase (decrease) in net assets resulting from operations	3,483,963	(357,033)	13,343,154	(2,025,090)	25,976,132	(11,605,013)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(609)	(2,878)	(5,564)	(3,324)	—	(4,737,596)
Distributable earnings — Class 2	—	—	—	—	—	(211,537)
Distributable earnings — Class 3	(143,076)	(494,201)	(874,607)	(1,728,818)	—	(11,200,887)
Return of Capital — Class 1	—	—	(2,372)	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	(372,835)	—	—	—

Total distributions to shareholders	(143,685)	(497,079)	(1,255,378)	(1,732,142)	—	(16,150,020)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	15,960,343	22,047,887	67,339,041	77,598,001	(23,623,097)	(33,652,691)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,300,621	21,193,775	79,426,817	73,840,769	2,353,035	(61,407,724)

NET ASSETS:
Beginning of period	21,193,775	—	73,840,769	—	393,706,672	455,114,396

End of period	$40,494,396	$21,193,775	$153,267,586	$73,840,769	$396,059,707	$393,706,672

@	Commencement of operations

See Notes to Financial Statements

541

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Goldman Sachs Multi-Asset Insights		SA Index Allocation 60/40		SA Index Allocation 80/20
	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$261,787	$120,125	$(353,491)	$1,830,314	$(711,342)	$3,511,610
Net realized gain (loss) on investments and foreign currencies	1,298,639	(671,970)	1,106,414	1,557,618	1,587,375	4,055,451
Net unrealized gain (loss) on investments and foreign currencies	1,163,991	(137,278)	13,439,347	(4,351,556)	29,132,977	(11,986,874)

Net increase (decrease) in net assets resulting from operations	2,724,417	(689,123)	14,192,270	(963,624)	30,009,010	(4,419,813)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(2,878)	(2,463)	(1,177)	(5,736)	(14,144)	(48,819)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(715,744)	(396,349)	(952,347)	(2,727,434)	(2,072,829)	(5,641,634)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(718,622)	(398,812)	(953,524)	(2,733,170)	(2,086,973)	(5,690,453)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	9,640,005	11,471,815	48,061,789	50,719,296	72,669,040	98,066,983

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,645,800	10,383,880	61,300,535	47,022,502	100,591,077	87,956,717

NET ASSETS:
Beginning of period	22,093,356	11,709,476	82,124,859	35,102,357	167,765,817	79,809,100

End of period	$33,739,156	$22,093,356	$143,425,394	$82,124,859	$268,356,894	$167,765,817

See Notes to Financial Statements

542

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Index Allocation 90/10		SA International Index		SA Invesco Growth Opportunities
	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,801,005)	$9,839,234	$11,242,154	$8,960,057	$(1,478,330)	$(1,499,009)
Net realized gain (loss) on investments and foreign currencies	3,787,821	12,113,476	5,838,083	(6,059,879)	41,641,960	41,063,426
Net unrealized gain (loss) on investments and foreign currencies	81,362,990	(38,083,388)	29,078,231	(53,771,570)	2,259,402	(32,708,003)

Net increase (decrease) in net assets resulting from operations	83,349,806	(16,130,678)	46,158,468	(50,871,392)	42,423,032	6,856,414

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(24,753)	(70,498)	(492,572)	(9,284,634)	(19,857,943)	(16,435,682)
Distributable earnings — Class 2	—	—	—	—	(405,525)	(354,746)
Distributable earnings — Class 3	(6,169,503)	(16,040,017)	(2,980)	(33,465)	(20,377,538)	(16,387,072)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(6,194,256)	(16,110,515)	(495,552)	(9,318,099)	(40,641,006)	(33,177,500)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	168,930,845	269,066,833	75,932,649	76,638,787	(6,966,498)	33,034,434

TOTAL INCREASE (DECREASE) IN NET ASSETS	246,086,395	236,825,640	121,595,565	16,449,296	(5,184,472)	6,713,348

NET ASSETS:
Beginning of period	459,326,432	222,500,792	406,204,582	389,755,286	304,719,452	298,006,104

End of period	$705,412,827	$459,326,432	$527,800,147	$406,204,582	$299,534,980	$304,719,452

See Notes to Financial Statements

543

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Invesco VCP Equity-Income		SA Janus Focused Growth		SA JPMorgan Diversified Balanced
	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$20,105,684	$20,486,035	$229,810	$64,479	$5,102,015	$4,751,292
Net realized gain (loss) on investments and foreign currencies	42,838,480	38,694,682	34,100,032	20,994,572	7,083,552	12,784,222
Net unrealized gain (loss) on investments and foreign currencies	51,326,153	(186,833,129)	65,994,762	(18,446,913)	17,947,539	(31,692,451)

Net increase (decrease) in net assets resulting from operations	114,270,317	(127,652,412)	100,324,604	2,612,138	30,133,106	(14,156,937)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(8,502)	(8,016)	(13,815,216)	(17,410,994)	(5,306,629)	(5,707,970)
Distributable earnings — Class 2	—	—	(469,520)	(681,504)	(748,300)	(880,320)
Distributable earnings — Class 3	(34,630,474)	(80,168,388)	(6,890,498)	(9,407,994)	(14,331,970)	(13,593,640)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(34,638,976)	(80,176,404)	(21,175,234)	(27,500,492)	(20,386,899)	(20,181,930)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(19,349,762)	81,862,580	(23,178,953)	51,127,234	15,015,357	28,256,249

TOTAL INCREASE (DECREASE) IN NET ASSETS	60,281,579	(125,966,236)	55,970,417	26,238,880	24,761,564	(6,082,618)

NET ASSETS:
Beginning of period	1,484,240,066	1,610,206,302	372,096,103	345,857,223	259,977,169	266,059,787

End of period	$1,544,521,645	$1,484,240,066	$428,066,520	$372,096,103	$284,738,733	$259,977,169

See Notes to Financial Statements

544

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Emerging Markets		SA JPMorgan Equity-Income		SA JPMorgan Global Equities
	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,409,532	$6,105,663	$21,874,062	$24,257,433	$5,305,810	$8,182,580
Net realized gain (loss) on investments and foreign currencies	5,560,392	13,751,984	78,641,988	74,195,255	9,396,718	30,593,393
Net unrealized gain (loss) on investments and foreign currencies	(2,430,050)	(87,480,652)	74,863,206	(136,449,363)	17,466,676	(85,655,582)

Net increase (decrease) in net assets resulting from operations	7,539,874	(67,623,005)	175,379,256	(37,996,675)	32,169,204	(46,879,609)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(2,617,103)	(2,775,964)	(78,097,917)	(69,301,924)	(33,866,336)	(69,421,642)
Distributable earnings — Class 2	(86,699)	(70,169)	(914,302)	(832,165)	(347,607)	(614,722)
Distributable earnings — Class 3	(3,570,278)	(2,789,986)	(21,545,123)	(18,410,530)	(3,561,459)	(5,480,120)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(6,274,080)	(5,636,119)	(100,557,342)	(88,544,619)	(37,775,402)	(75,516,484)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(42,538,571)	(45,170,865)	(39,221,640)	(54,460,517)	(88,813,775)	3,635,932

TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,272,777)	(118,429,989)	35,600,274	(181,001,811)	(94,419,973)	(118,760,161)

NET ASSETS:
Beginning of period	255,247,133	373,677,122	1,033,878,289	1,214,880,100	464,589,803	583,349,964

End of period	$213,974,356	$255,247,133	$1,069,478,563	$1,033,878,289	$370,169,830	$464,589,803

See Notes to Financial Statements

545

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan MFS Core Bond		SA JPMorgan Mid-Cap Growth		SA Large Cap Growth Index
	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the period May 1, 2018@ through January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$48,744,159	$46,918,774	$(1,322,438)	$(1,226,715)	$3,036,482	$1,984,233
Net realized gain (loss) on investments and foreign currencies	12,554,558	(13,298,390)	58,039,654	34,991,975	16,671,174	(9,588,154)
Net unrealized gain (loss) on investments and foreign currencies	119,612,926	(6,225,990)	41,493,779	(34,544,305)	37,381,857	13,772,553

Net increase (decrease) in net assets resulting from operations	180,911,643	27,394,394	98,210,995	(779,045)	57,089,513	6,168,632

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(30,215,385)	(23,493,719)	(18,736,095)	(25,662,610)	(174,243)	(2,519,442)
Distributable earnings — Class 2	(209,929)	(191,320)	(1,263,077)	(1,814,770)	—	—
Distributable earnings — Class 3	(24,190,238)	(20,604,251)	(14,096,826)	(18,545,657)	(2,148)	(3,760)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(54,615,552)	(44,289,290)	(34,095,998)	(46,023,037)	(176,391)	(2,523,202)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	122,932,513	(153,399,022)	(15,440,216)	35,600,205	(25,715,670)	243,582,572

TOTAL INCREASE (DECREASE) IN NET ASSETS	249,228,604	(170,293,918)	48,674,781	(11,201,877)	31,197,452	247,228,002

NET ASSETS:
Beginning of period	1,779,216,953	1,949,510,871	371,112,148	382,314,025	247,228,002	—

End of period	$2,028,445,557	$1,779,216,953	$419,786,929	$371,112,148	$278,425,454	$247,228,002

@	Commencement of operations

See Notes to Financial Statements

546

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Large Cap Index		SA Large Cap Value Index		SA Legg Mason BW Large Cap Value
	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the period May 1, 2018@ through January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$37,666,033	$35,593,771	$5,508,491	$4,719,497	$26,838,684	$24,912,064
Net realized gain (loss) on investments and foreign currencies	40,124,836	25,265,468	25,527,965	(966,021)	81,805,043	117,042,195
Net unrealized gain (loss) on investments and foreign currencies	366,901,971	(123,167,605)	9,809,476	1,262,136	53,718,392	(240,542,356)

Net increase (decrease) in net assets resulting from operations	444,692,840	(62,308,366)	40,845,932	5,015,612	162,362,119	(98,588,097)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(6,980,937)	(123,477,582)	(270,335)	(5,124,958)	(90,459,667)	(87,837,299)
Distributable earnings — Class 2	—	—	—	—	(4,578,320)	(4,596,884)
Distributable earnings — Class 3	(50,211)	(712,771)	(3,753)	(10,888)	(49,964,867)	(49,186,944)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(7,031,148)	(124,190,353)	(274,088)	(5,135,846)	(145,002,854)	(141,621,127)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	16,552,073	91,186,761	(2,217,686)	236,500,307	(1,150,984)	(4,463,827)

TOTAL INCREASE (DECREASE) IN NET ASSETS	454,213,765	(95,311,958)	38,354,158	236,380,073	16,208,281	(244,673,051)

NET ASSETS:
Beginning of period	2,079,963,546	2,175,275,504	236,380,073	—	1,357,001,693	1,601,674,744

End of period	$2,534,177,311	$2,079,963,546	$274,734,231	$236,380,073	$1,373,209,974	$1,357,001,693

@	Commencement of operations

See Notes to Financial Statements

547

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Legg Mason Tactical Opportunities		SA MFS Blue Chip Growth		SA MFS Massachusetts Investors Trust
	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$716,632	$378,917	$3,812,796	$3,519,045	$6,845,783	$7,630,441
Net realized gain (loss) on investments and foreign currencies	213,899	(24,788)	60,370,812	72,479,584	87,280,198	114,253,514
Net unrealized gain (loss) on investments and foreign currencies	3,943,791	(984,086)	80,183,119	(101,864,254)	100,708,175	(158,357,340)

Net increase (decrease) in net assets resulting from operations	4,874,322	(629,957)	144,366,727	(25,865,625)	194,834,156	(36,473,385)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(2,529)	(2,064)	(62,488,130)	(44,647,902)	(78,047,340)	(61,916,654)
Distributable earnings — Class 2	—	—	(338,001)	(258,559)	(964,893)	(810,908)
Distributable earnings — Class 3	(816,881)	(423,964)	(14,141,723)	(9,472,582)	(43,121,724)	(35,219,651)
Return of Capital — Class 1	—	(218)	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	(54,160)	—	—	—	—

Total distributions to shareholders	(819,410)	(480,406)	(76,967,854)	(54,379,043)	(122,133,957)	(97,947,213)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	17,379,365	21,011,094	(33,196,134)	70,290,556	(51,677,859)	(101,770,308)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,434,277	19,900,731	34,202,739	(9,954,112)	21,022,340	(236,190,906)

NET ASSETS:
Beginning of period	34,443,598	14,542,867	681,943,855	691,897,967	987,830,316	1,224,021,222

End of period	$55,877,875	$34,443,598	$716,146,594	$681,943,855	$1,008,852,656	$987,830,316

See Notes to Financial Statements

548

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Total Return		SA Mid Cap Index		SA Morgan Stanley International Equities
	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$9,076,274	$9,309,141	$3,156,512	$2,107,718	$8,418,808	$10,006,808
Net realized gain (loss) on investments and foreign currencies	16,471,043	16,133,363	3,714,804	7,044,866	5,888,721	15,174,986
Net unrealized gain (loss) on investments and foreign currencies	37,864,799	(43,375,705)	19,720,912	(20,777,225)	37,840,652	(94,636,284)

Net increase (decrease) in net assets resulting from operations	63,412,116	(17,933,201)	26,592,228	(11,624,641)	52,148,181	(69,454,490)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(8,680,562)	(13,161,473)	(490,126)	(8,967,054)	(19,918,185)	(12,670,243)
Distributable earnings — Class 2	(1,176,534)	(1,934,430)	—	—	(554,315)	(350,212)
Distributable earnings — Class 3	(16,502,481)	(23,501,842)	(14,627)	(92,951)	(8,015,083)	(4,629,355)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(26,359,577)	(38,597,745)	(504,753)	(9,060,005)	(28,487,583)	(17,649,810)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(12,088,868)	(14,067,963)	23,373,475	89,939,092	(26,410,371)	(45,523,220)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,963,671	(70,598,909)	49,460,950	69,254,446	(2,749,773)	(132,627,520)

NET ASSETS:
Beginning of period	484,076,929	554,675,838	244,731,622	175,477,176	458,031,533	590,659,053

End of period	$509,040,600	$484,076,929	$294,192,572	$244,731,622	$455,281,760	$458,031,533

See Notes to Financial Statements

549

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Oppenheimer Main Street Large Cap		SA PIMCO VCP Tactical Return Balanced		SA PineBridge High-Yield Bond
	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,028,401	$4,409,337	$16,318,706	$15,247,486	$18,020,325	$19,789,315
Net realized gain (loss) on investments and foreign currencies	30,020,166	45,835,744	128,465,766	(55,943,524)	(985,928)	(1,594,687)
Net unrealized gain (loss) on investments and foreign currencies	47,924,844	(68,883,109)	18,516,443	(43,989,365)	13,589,042	(18,739,432)

Net increase (decrease) in net assets resulting from operations	81,973,411	(18,638,028)	163,300,915	(84,685,403)	30,623,439	(544,804)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(38,696,633)	(22,939,099)	(697)	(20,174)	(10,161,756)	(11,384,353)
Distributable earnings — Class 2	(409,479)	(257,893)	—	—	(566,053)	(565,607)
Distributable earnings — Class 3	(11,708,807)	(6,719,142)	(7,204,932)	(218,204,998)	(11,040,438)	(10,537,859)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(50,814,919)	(29,916,134)	(7,205,629)	(218,225,172)	(21,768,247)	(22,487,819)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(6,397,366)	(23,806,995)	(77,178,139)	176,971,806	(52,880,186)	(20,934,345)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,761,126	(72,361,157)	78,917,147	(125,938,769)	(44,024,994)	(43,966,968)

NET ASSETS:
Beginning of period	404,265,707	476,626,864	1,238,799,249	1,364,738,018	333,646,816	377,613,784

End of period	$429,026,833	$404,265,707	$1,317,716,396	$1,238,799,249	$289,621,822	$333,646,816

See Notes to Financial Statements

550

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Putnam International Growth and Income		SA Schroders VCP Global Allocation		SA Small Cap Index
	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,506,903	$6,687,836	$10,388,786	$10,478,298	$1,703,462	$1,294,560
Net realized gain (loss) on investments and foreign currencies	(84,652)	10,676,268	39,587,096	(22,106,241)	9,813,093	5,680,735
Net unrealized gain (loss) on investments and foreign currencies	16,663,748	(70,479,452)	23,908,469	(31,873,443)	5,521,282	(18,436,532)

Net increase (decrease) in net assets resulting from operations	23,085,999	(53,115,348)	73,884,351	(43,501,386)	17,037,837	(11,461,237)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(9,515,197)	(4,615,788)	(10,465)	(11,763)	—	(9,775,596)
Distributable earnings — Class 2	(302,860)	(147,410)	—	—	—	—
Distributable earnings — Class 3	(6,945,209)	(3,389,861)	(21,431,499)	(57,890,989)	—	(106,865)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(16,763,266)	(8,153,059)	(21,441,964)	(57,902,752)	—	(9,882,461)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(5,616,826)	(29,670,354)	4,461,042	54,147,888	(16,882,400)	79,493,151

TOTAL INCREASE (DECREASE) IN NET ASSETS	705,907	(90,938,761)	56,903,429	(47,256,250)	155,437	58,149,453

NET ASSETS:
Beginning of period	246,618,360	337,557,121	578,601,277	625,857,527	228,243,602	170,094,149

End of period	$247,324,267	$246,618,360	$635,504,706	$578,601,277	$228,399,039	$228,243,602

See Notes to Financial Statements

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SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA T. Rowe Price Asset Allocation Growth		SA T. Rowe Price VCP Balanced		SA Templeton Foreign Value
	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,864,955	$829,770	$21,279,095	$20,412,996	$17,497,747	$18,738,103
Net realized gain (loss) on investments and foreign currencies	2,877,623	(716,203)	87,472,759	(6,079,383)	(1,753,058)	38,291,841
Net unrealized gain (loss) on investments and foreign currencies	21,070,208	(966,010)	96,884,836	(88,480,383)	(11,485,357)	(197,636,332)

Net increase (decrease) in net assets resulting from operations	25,812,786	(852,443)	205,636,690	(74,146,770)	4,259,332	(140,606,388)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(5,107)	(2,584)	(9,625)	(17,568)	(328,230)	(22,949,397)
Distributable earnings — Class 2	—	—	—	—	(9,108)	(774,431)
Distributable earnings — Class 3	(3,340,843)	(1,140,111)	(70,022,901)	(124,193,799)	(368,540)	(31,681,313)
Return of Capital — Class 1	—	—	—	(396)	—	(148,295)
Return of Capital — Class 2	—	—	—	—	—	(5,223)
Return of Capital — Class 3	—	—	—	(2,978,391)	—	(220,053)

Total distributions to shareholders	(3,345,950)	(1,142,695)	(70,032,526)	(127,190,154)	(705,878)	(55,778,712)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	101,071,943	100,778,925	101,037,426	315,252,907	(57,014,656)	(126,893,551)

TOTAL INCREASE (DECREASE) IN NET ASSETS	123,538,779	98,783,787	236,641,590	113,915,983	(53,461,202)	(323,278,651)

NET ASSETS:
Beginning of period	119,652,843	20,869,056	1,382,770,742	1,268,854,759	773,379,168	1,096,657,819

End of period	$243,191,622	$119,652,843	$1,619,412,332	$1,382,770,742	$719,917,966	$773,379,168

See Notes to Financial Statements

552

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA VCP Dynamic Allocation		SA VCP Dynamic Strategy		SA VCP Index Allocation
	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019	For the year ended January 31, 2020	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$121,913,914	$185,552,670	$58,842,051	$93,934,315	$(246,270)	$4,341,482
Net realized gain (loss) on investments and foreign currencies	680,265,829	622,850,270	275,645,623	288,751,056	9,958,205	(4,129,578)
Net unrealized gain (loss) on investments and foreign currencies	777,911,269	(1,568,923,276)	428,926,224	(806,436,594)	32,552,566	(10,026,191)

Net increase (decrease) in net assets resulting from operations	1,580,091,012	(760,520,336)	763,413,898	(423,751,223)	42,264,501	(9,814,287)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(8,165)	(49,385)	(6,913)	(43,005)	(988)	(3,372)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(441,941,852)	(1,743,798,539)	(196,814,965)	(801,640,615)	(2,398,542)	(5,898,661)
Return of Capital — Class 1	—	—	—	—	—	—
Return of Capital — Class 2	—	—	—	—	—	—
Return of Capital — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(441,950,017)	(1,743,847,924)	(196,821,878)	(801,683,620)	(2,399,530)	(5,902,033)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(794,253,346)	793,536,378	(444,428,183)	252,895,794	120,268,645	217,930,446

TOTAL INCREASE (DECREASE) IN NET ASSETS	343,887,649	(1,710,831,882)	122,163,837	(972,539,049)	160,133,616	202,214,126

NET ASSETS:
Beginning of period	11,354,003,505	13,064,835,387	5,999,483,740	6,972,022,789	226,371,312	24,157,186

End of period	$11,697,891,154	$11,354,003,505	$6,121,647,577	$5,999,483,740	$386,504,928	$226,371,312

See Notes to Financial Statements

553

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA WellsCap Aggressive Growth
	For the year ended January 31, 2020	For the year ended January 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(816,612)	$(535,403)
Net realized gain (loss) on investments and foreign currencies	12,442,205	8,279,757
Net unrealized gain (loss) on investments and foreign currencies	18,791,108	(9,868,752)

Net increase (decrease) in net assets resulting from operations	30,416,701	(2,124,398)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(5,554,829)	(12,113,752)
Distributable earnings — Class 2	(199,049)	(428,588)
Distributable earnings — Class 3	(2,130,159)	(4,040,393)
Return of Capital — Class 1	—	—
Return of Capital — Class 2	—	—
Return of Capital — Class 3	—	—

Total distributions to shareholders	(7,884,037)	(16,582,733)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	1,024,027	23,259,007

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,556,691	4,551,876

NET ASSETS:
Beginning of period	114,490,014	109,938,138

End of period	$138,046,705	$114,490,014

See Notes to Financial Statements

554

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2020

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty separate investment series, fifty-five of which are included in this report. The five Portfolios of the Trust not included in this report are the SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio (collectively, the “Feeder Funds”). SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer, and The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”) and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. AGL, VALIC and USL are wholly-owned subsidiaries of AIG.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Effective May 1, 2019, the SA Fidelity Institutional AM® International Growth Portfolio commenced operations.

Effective October 7, 2019, the SA Franklin U.S. Equity Smart Beta Portfolio commenced operations.

The investment goals for each of the Portfolios included in this report are as follows:

The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.

The SA Columbia Technology Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The SA DFA Ultra Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in bonds.

The SA Dogs of Wall Street Portfolio seeks total return (including capital appreciation and current income). Its strategy is to invest in 30 high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The SA Emerging Markets Equity Index Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Market Index (the “MSCI Emerging Markets ). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI Emerging Market Index.

The SA Federated Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of its net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

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The SA Fidelity Institutional AM® International Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in non-U.S. securities, including securities of issuers located in emerging markets that demonstrate the potential for capital appreciation.

The SA Fidelity Institutional AM® Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.

The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Intermediate Government/Credit Bond Index (the “Bloomberg Barclays US Intermediate Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Intermediate Government/Credit Bond Index or that have economic characteristics comparable to securities included in the index.

The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies.

The SA Franklin U.S. Equity Smart Beta Portfolio seeks long-term growth of capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of U.S. issuers.

The SA Global Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 75/25 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 75% of its assets (with a range of 65% to 85% in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 15% to 35%) to Underlying Portfolios investing primarily fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Goldman Sachs Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.

The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of its assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.

The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The SA Invesco VCP Equity-Income Portfolio seeks current income and moderate capital appreciation while managing portfolio volatility. Its strategy is to invest, under normal circumstances, at least 65% of its net assets in income-producing equity securities.

556

The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.

The SA JPMorgan Diversified Balanced Portfolio seeks total return. Its strategy is to invest, under normal circumstances, in a balanced portfolio of common stocks and bonds, with at least 25% invested in equity securities and in fixed income securities.

The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depository receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.

The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends.

The SA JPMorgan Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of its net assets of the Portfolio will be invested in equity securities.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.

The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The SA Large Cap Growth Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Growth Index (“S&P 500 Growth ”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 Growth or in securities that have economic characteristics comparable to securities included in the index.

The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.

SA Large Cap Value Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Value Index (“S&P 500 Value ”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 Value or in securities that have economic characteristics comparable to securities included in the index.

The SA Legg Mason BW Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

The SA Legg Mason Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies.

The SA MFS Blue Chip Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.

The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities.

The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.

The SA Morgan Stanley International Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of its net assets will be invested in equity securities that may include convertible securities.

The SA Oppenheimer Main Street Large Cap Portfolio seeks long-term capital appreciation. Its strategy is to invest under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

557

The SA PIMCO VCP Tactical Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest in a combination of fixed-income instruments and derivatives.

The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA Putnam International Growth and Income Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% of its net assets to equity exposure and approximately 40% of its net assets to fixed income exposure.

The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.

The SA T. Rowe Price Asset Allocation Growth Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of its net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.

The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

The SA Templeton Foreign Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Index Allocation Portfolio seeks capital appreciation and secondarily, income while managing portfolio volatility. Its strategy is to invest under normal circumstances approximately 80% of its assets in combination of other mutual funds (“Fund-of-Funds Component”) and 20% of its assets in a combination of equity index and fixed income futures, currency forwards and equity index put options (“Overlay Component”).

The SA WellsCap Aggressive Growth Portfolio seeks capital appreciation. Its strategy is to invest primarily in common and preferred stocks of U.S. companies.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:

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Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of January 31, 2020, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

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Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:    During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Goldman Sachs Multi-Asset Insights, SA Invesco VCP Equity-Income, SA JPMorgan MFS Core Bond, SA Putnam International Growth and Income, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA PIMCO VCP Tactical Balanced and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance returns.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures:    During the period, the SA Federated Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights Portfolio used equity index futures contracts to passively replicate exposure to global developed large cap equities, U.S. small cap equities and emerging market equities. In addition, the SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. Treasury bonds, U.S. investment grade credit and U.S. long duration corporate bonds. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Diversified Balanced, SA PIMCO VCP Tactical Balanced, SA Schroders

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VCP Global Allocation, SA T. Rowe Price Asset Allocation Growth and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA Emerging Markets Equity Index, SA Fidelity Institutional AM® International Growth, SA International Index, SA Invesco VCP Equity-Income, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA BlackRock VCP Global Multi Asset Portfolio also used futures contracts to control currency exposure. The SA Legg Mason Tactical Opportunities Portfolio used futures contracts to increase or decrease exposure to equity and bond markets for tactical and risk management purposes. In addition, the SA Schroders VCP Global Allocation Portfolio used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options:    During the period, the SA BlackRock VCP Global Multi Asset, SA Invesco VCP-Equity Income, SA JPMorgan Diversified Balanced, SA JPMorgan MFS Core Bond, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract

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(“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements:    During the period, the SA Goldman Sachs Global Bond Portfolio used credit default swaps to manage credit risk and to express active credit views to enhance return. The SA Goldman Sachs Multi-Asset Insights Portfolio used credit default swaps to passively replicate exposure to U.S. investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio also used credit default swaps as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index

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is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements:    During the period, the SA PIMCO VCP Tactical Balanced Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return.

Equity swaps, a type of total return swaps, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

The Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted against each other, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements:    During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates and to enhance returns.

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Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements:    Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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The following tables represent the value of derivatives held as of January 31, 2020, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended January 31, 2020. For a detailed presentation of derivatives held as of January 31, 2020, please refer to the Portfolio of Investments.

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$—	$—	$—	$—	$103,250	$—	$—	$—
SA Federated Corporate Bond	210,000	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	158,540	989,048	224,646	—	69,386	1,082,392	741,000	—
SA Goldman Sachs Multi-Asset Insights	25,781	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	37,054	—	6,875	—	68,013	—	—	—
SA JPMorgan MFS Core Bond	179,766	—	—	—	153,547	—	—	—
SA Legg Mason Tactical Opportunities	—	—	—	—	688	—	—	—
SA PIMCO VCP Tactical Balanced	204,300	127,448	—	—	685,630	2,088,053	142,453	—
SA Schroders VCP Global Allocation	205,123	—	—	—	146,957	—	—	—
SA T. Rowe Price Asset Allocation Growth	10,097	—	—	—	5,297	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	173,084	—	—	—
SA VCP Index Allocation	—	—	—	—	86,102	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	83,422	—	4,948,680	—	4,198,522	—	—	—
SA Emerging Markets Equity Index	—	—	—	—	237,215	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	11,495	—	—	—
SA International Index	—	—	—	—	502,365	—	—	—
SA Invesco VCP Equity-Income	—	—	7,085,760	—	1,547,235	—	—	—
SA JPMorgan Diversified Balanced	172,768	—	—	—	991,465	—	—	—
SA Large Cap Growth Index	—	—	—	—	223,380	—	—	—
SA Large Cap Index	—	—	—	—	1,931,580	—	—	—
SA Large Cap Value Index	—	—	—	—	262,800	—	—	—
SA Legg Mason Tactical Opportunities	—	—	—	—	6,570	—	—	—
SA Mid Cap Index	—	—	—	—	502,150	—	—	—
SA PIMCO VCP Tactical Balanced	—	2,060,038	8,591,080	—	18,449,396	94,885	—	—
SA Schroders VCP Global Allocation	—	—	785,325	—	5,169,783	—	—	—
SA Small Cap Index	—	—	—	—	213,750	—	—	—
SA T. Rowe Price VCP Balanced	—	—	560,790	—	6,106,920	—	—	—
SA VCP Dynamic Allocation	—	—	138,400,594	—	66,685,500	—	—	—
SA VCP Dynamic Strategy	—	—	72,351,141	—	24,637,500	—	—	—
SA VCP Index Allocation	—	—	1,298,950	—	2,808,785	—	—	—

	Credit Contracts
SA Goldman Sachs Global Bond	—	102,111	—	—	—	327,425	—	—
SA Goldman Sachs Multi-Asset Insights	—	28,777	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	—	—	631,215	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	41,942	—	—	—	163,895
SA Goldman Sachs Global Bond	—	—	—	2,138,508	—	—	—	2,975,213
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	—	—	—	—
SA Invesco VCP Equity-Income	—	—	—	215,033	—	—	—	880,237
SA JPMorgan MFS Core Bond	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	67,710	—	—	—	123,982
SA Putnam International Growth and Income	—	—	—	558,183	—	—	—	500,409
SA Schroders VCP Global Allocation	—	—	—	2,798,492	—	—	—	2,571,744
SA T. Rowe Price VCP Balanced	—	—	—	47	—	—	—	—

565

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s
Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation/ (Depreciation)	Portfolio	Cumulative Appreciation/ (Depreciation)
SA BlackRock VCP Global Multi Asset	$(1,084,793)	SA Large Cap Value Index	$192,246
SA Emerging Markets Equity Index	(545,193)	SA Legg Mason Tactical Opportunities	873
SA Federated Corporate Bond	1,431,094	SA Mid Cap Index	377,607
SA Goldman Sachs Global Bond	875,696	SA PIMCO VCP Tactical Balanced	9,320,733
SA Goldman Sachs Multi-Asset Insights	137,862	SA Schroders VCP Global Index Allocation	1,527,209
SA International Index	(897,748)	SA Small Cap Index	(204,807)
SA Invesco VCP Equity-Income	604,619	SA T. Rowe Price Asset Allocation Growth	17,439
SA JPMorgan Diversified Balanced	(598,062)	SA T. Rowe Price VCP Balanced	474,186
SA JPMorgan MFS Core Bond	456,854	SA VCP Dynamic Allocation	25,313,390
SA Large Cap Growth Index	(3,815)	SA VCP Dynamic Strategy	545,904
SA Large Cap Index	1,284,049	SA VCP Index Allocation	8,251

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$2,444,310	$—	$—	$—	$—
SA Federated Corporate Bond	5,774,689	—	—	—	—
SA Goldman Sachs Global Bond	2,314,596	1,428,261	(300,417)	533,989	—
SA Goldman Sachs Multi-Asset Insights	622,459	—	—	—	—
SA JPMorgan Diversified Balanced	1,436,217	—	—	—	—
SA JPMorgan MFS Core Bond	138,753	—	—	(156,330)	—
SA Legg Mason Tactical Opportunities	(85,282)	—	—	—	—
SA PIMCO VCP Tactical Balanced	(13,077,592)	(19,367,027)	(1,129,939)	1,095,907	—
SA Schroders VCP Global Allocation	3,332,475	—	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	32,861	—	—	(189)	—
SA T. Rowe Price VCP Balanced	(7,807,098)	—	(782)	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—
SA VCP Index Allocation	(1,499,371)	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	34,738,540	—	—	(11,173,833)	—
SA Emerging Markets Equity Index	1,148,450	—	—	—	—
SA Fidelity Institutional AM® International Growth	(2,337)	—	—	—	—
SA Goldman Sachs Global Bond	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	236,175	—	—	—	—
SA International Index	7,457,280	—	—	—	—
SA Invesco VCP Equity-Income	4,458,879	—	—	(21,892,568)	—
SA JPMorgan Diversified Balanced	2,355,408	—	—	—	—
SA Large Cap Growth Index	81,025	—	—	—	—
SA Large Cap Index	18,536,489	—	—	—	—
SA Large Cap Value Index	261,705	—	—	—	—
SA Legg Mason Tactical Opportunities	79,524	—	—	—	—
SA Mid Cap Index	1,238,941	—	—	—	—
SA PIMCO VCP Tactical Balanced	126,500,904	17,877,284	—	(12,491,195)	—
SA Schroders VCP Global Allocation	36,386,580	—	—	(4,194,381)	—
SA Small Cap Index	3,772,692	—	—	—	—
SA T. Rowe Price VCP Balanced	56,312,600	—	—	(7,797,786)	—
SA VCP Dynamic Allocation	532,759,029	—	—	(339,956,938)	—
SA VCP Dynamic Strategy	182,130,837	—	—	(178,274,792)	—
SA VCP Index Allocation	13,489,299	—	—	(2,491,763)	—

566

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations (continued)
Portfolio	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
	Credit Contracts
SA Goldman Sachs Global Bond	$—	$155,169	$—	$—	$—
SA Goldman Sachs Multi-Asset Insights	—	133,511	—	—	—
SA PIMCO VCP Tactical Balanced	—	(348,116)	—	—	—
SA Schroders VCP Global Allocation	—	—	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	(2,222,621)
SA Fidelity Institutional AM® International Growth	—	—	—	—	—
SA Goldman Sachs Global Bond	—	—	—	—	(2,984,723)
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	(925)
SA Invesco VCP Equity-Income	—	—	—	—	(442,120)
SA JPMorgan MFS Core Bond	—	—	—	—	181,489
SA PIMCO VCP Tactical Balanced	—	—	—	—	246,567
SA Putnam International Growth and Income	—	—	—	—	(571,088)
SA Schroders VCP Global Allocation	—	—	—	—	(3,233,113)
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	(222)
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$(1,682,146)	$—	$—	$—	$—
SA Federated Corporate Bond	1,358,070	—	—	—	—
SA Goldman Sachs Global Bond	522,137	(677,857)	112,377	(169,492)	—
SA Goldman Sachs Multi-Asset Insights	(4,752)	—	—	—	—
SA JPMorgan Diversified Balanced	(283,493)	—	—	—	—
SA JPMorgan MFS Core Bond	33,803	—	—	—	—
SA Legg Mason Tactical Opportunities	(2,393)	—	—	—	—
SA PIMCO VCP Tactical Balanced	138,291	954,438	747,376	(499,000)	—
SA Schroders VCP Global Allocation	220,261	—	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	10,200	—	—	—	—
SA T. Rowe Price VCP Balanced	2,245,156	—	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—
SA VCP Index Allocation	(578,639)	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	(7,633,009)	—	—	2,727,870	—
SA Emerging Markets Equity Index	(1,382,588)	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	(170,787)	—	—	—	—
SA International Index	(4,409,832)	—	—	—	—
SA Invesco VCP Equity-Income	(2,807,059)	—	—	3,328,524	—
SA JPMorgan Diversified Balanced	(2,021,910)	—	—	—	—
SA Large Cap Growth Index	(18,703)	—	—	—	—
SA Large Cap Index	(1,297,886)	—	—	—	—
SA Large Cap Value Index	172,404	—	—	—	—
SA Legg Mason Tactical Opportunities	2,905	—	—	—	—
SA Mid Cap Index	(673,373)	—	—	—	—
SA PIMCO VCP Tactical Balanced	(17,995,650)	218,434	—	3,906,477	—
SA Schroders VCP Global Allocation	(5,493,127)	—	—	859,395	—
SA Small Cap Index	(2,314,523)	—	—	—	—
SA T. Rowe Price VCP Balanced	(7,520,742)	—	—	(3,761,798)	—
SA VCP Dynamic Allocation	(128,540,464)	—	—	64,182,559	—
SA VCP Dynamic Strategy	(56,917,564)	—	—	33,189,898	—
SA VCP Index Allocation	(691,191)	—	—	436,636	—

567

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations (continued)
Portfolio	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
	Credit Contracts
SA Goldman Sachs Global Bond	$—	$159,545	$—	$—	$—
SA Goldman Sachs Multi-Asset Insights	—	43,288	—	—	—
SA PIMCO VCP Tactical Balanced	—	(474,003)	—	—	—
SA Schroders VCP Global Allocation	—	—	—	—	—
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	—
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	(240,763)
SA Goldman Sachs Global Bond	—	—	—	—	108,912
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	(44)
SA Invesco VCP Equity-Income	—	—	—	—	358,601
SA JPMorgan MFS Core Bond	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	—	33,000
SA Putnam International Growth and Income	—	—	—	—	(152,318)
SA Schroders VCP Global Allocation	—	—	—	—	(1,112,197)
SA Small Cap Index	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	33
SA VCP Dynamic Allocation	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	—	—	—

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the period ended January 31, 2020.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Total Return Swap Contracts(2)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
SA BlackRock VCP Global Multi Asset	$306,540,933	$95,969,246	$—	$2,719,803	$—	$—	$—	$—	$—
SA Emerging Markets Equity Index	12,165,312	—	—	—	—	—	—	—	—
SA Federated Corporate Bond	59,299,805	—	—	—	—	—	—	—	—
SA Fidelity Institutional AM® International Growth	—	—	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	158,154,646	303,638,996	227,069	4,539	341,946,434	74,722,046	—	312,148	105,493
SA Goldman Sachs Multi-Asset Insights	9,907,517	—	—	—	—	6,685,833	—	—	—
SA International Index	30,517,895	—	—	—	—	—	—	—	—
SA Invesco VCP Equity-Income	75,809,430	91,754,537	—	4,999,162	—	—	—	—	—
SA JPMorgan Diversified Balanced	107,232,143	—	—	573	—	—	—	—	—
SA JPMorgan Global Equities	—	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	155,772,314	4,059,235	—	1,889	—	—	—	—	—
SA Large Cap Growth Index	2,480,683	—	—	—	—	—	—	—	—
SA Large Cap Index	101,037,107	—	—	—	—	—	—	—	—
SA Large Cap Value Index	2,640,582	—	—	—	—	—	—	—	—
SA Legg Mason Tactical Opportunities	2,103,569	—	—	—	—	—	—	—	—
SA Mid Cap Index	16,315,036	—	—	—	—	—	—	—	—

568

	Average Amount Outstanding During the Period (continued)
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Total Return Swap Contracts(2)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
SA PIMCO VCP Tactical Balanced	$1,516,691,033	$35,638,309	$489,714	$5,629,119	$169,844,775	$45,000,000	$194,300,998	$553,373	$2,917
SA Putnam International Growth and Income	—	87,567,951	—	—	—	—	—	—	—
SA Schroders VCP Global Allocation	318,212,013	215,764,940	—	446,065	—	—	—	—	—
SA Small Cap Index	17,973,848	—	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	3,356,536	—	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	419,807,832	7,122	—	2,092,181	—	—	—	54	171
SA VCP Dynamic Allocation	2,893,506,792	—	—	97,240,686	—	—	—	—	—
SA VCP Dynamic Strategy	1,016,219,833	—	—	51,171,121	—	—	—	—	—
SA VCP Index Allocation	135,452,296	—	—	472,122	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of January 31, 2020. The repurchase agreements held by the Portfolios as of January 31, 2020, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA BlackRock VCP Global Multi Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$3,056	$—	$—	$3,056	$(3,056)	$—	$(3,056)
Citibank N.A.	19,159	—	—	19,159	641	—	—	641	18,518	—	18,518
Deutsche Bank AG	3,851	—	—	3,851	121,447	—	—	121,447	(117,596)	—	(117,596)
JPMorgan Chase Bank	—	—	—	—	18,665	—	—	18,665	(18,665)	—	(18,665)
Morgan Stanley and Co.	18,932	—	—	18,932	20,086	—	—	20,086	(1,154)	—	(1,154)

Total	$41,942	$—	$—	$41,942	$163,895	$—	$—	$163,895	$(121,953)	$—	$(121,953)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Goldman Sachs Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$—	$—	$—	$—	$—	$—	$241,955	$241,955	$(241,955)	$241,955	$—
Barclays Bank PLC	—	—	12,538	12,538	—	—	107,019	107,019	(94,481)	—	(94,481)
Citibank, Brazil	—	—	17,290	17,290	—	—	6,922	6,922	10,368	—	10,368
Citibank N.A.	—	—	—	—	—	155,294	—	155,294	(155,294)	155,294	—
Deutsche Bank AG	—	—	155,892	155,892	—	3,060	50,390	53,450	102,442	—	102,442
Deutsche Bank Securities Ltd. Japan	—	—	—	—	—	—	156,499	156,499	(156,499)	—	(156,499)
JPMorgan Chase Bank N.A.	—	—	—	—	—	1,020	—	1,020	(1,020)	—	(1,020)
Morgan Stanley & Co. International PLC	—	29,583	—	29,583	—	150,194	—	150,194	(120,611)	120,611	—
Morgan Stanley & Co., Inc.	2,138,508	—	—	2,138,508	2,975,213	—	—	2,975,213	(836,705)	—	(836,705)
UBS AG	—	—	38,926	38,926	—	—	178,215	178,215	(139,289)	100,000	(39,289)

Total	$2,138,508	$29,583	$224,646	$2,392,737	$2,975,213	$309,568	$741,000	$4,025,781	$(1,633,044)	$617,860	$(1,015,184)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

569

	SA Invesco VCP Equity-Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of New York	$189,312	$—	$—	$189,312	$422,263	$—	$—	$422,263	$(232,951)	$—	$(232,951)
State Street Bank and Trust Co.	25,721	—	—	25,721	457,974	—	—	457,974	(432,253)	—	(432,253)

Total	$215,033	$—	$—	$215,033	$880,237	$—	$—	$880,237	$(665,204)	$—	$(665,204)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA PIMCO VCP Tactical Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$2,085	$—	$—	$2,085	$2,339	$—	$—	$2,339	$(254)	$—	$(254)
Barclays Bank PLC	—	—	—	—	41,857	—	—	41,857	(41,857)	—	(41,857)
Citibank N.A.	42,662	2,060,038	—	2,102,700	79,786	—	—	79,786	2,022,914	(2,019,596)	3,318
Goldman Sachs Bank USA	22,963	—	—	22,963	—	94,885	—	94,885	(71,922)	—	(71,922)
Morgan Stanley Capital Services LLC	—	—	—	—	—	—	73,257	73,257	(73,257)	—	(73,257)

Total	$67,710	$2,060,038	$—	$2,127,748	$123,982	$94,885	$73,257	$292,124	$1,835,624	$(2,019,596)	$(183,972)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$43,613	$—	$—	$43,613	$1,037	$—	$—	$1,037	$42,576	$—	$42,576
Barclays Bank PLC	73,782	—	—	73,782	14,725	—	—	14,725	59,057	—	59,057
Citibank N.A.	43,107	—	—	43,107	6,968	—	—	6,968	36,139	—	36,139
Goldman Sachs International	—	—	—	—	17,509	—	—	17,509	(17,509)	—	(17,509)
HSBC Bank USA N.A.	15,932	—	—	15,932	52,525	—	—	52,525	(36,593)	—	(36,593)
JPMorgan Chase Bank N.A.	253,152	—	—	253,152	255,530	—	—	255,530	(2,378)	—	(2,378)
NatWest Markets PLC	—	—	—	—	42,683	—	—	42,683	(42,683)	—	(42,683)
State Street Bank and Trust Co.	37,351	—	—	37,351	104,044	—	—	104,044	(66,693)	—	(66,693)
UBS AG	51,664	—	—	51,664	—	—	—	—	51,664	—	51,664
Westpac Banking Corp.	39,582	—	—	39,582	5,388	—	—	5,388	34,194	—	34,194

Total	$558,183	$—	$—	$558,183	$500,409	$—	$—	$500,409	$57,774	$—	$57,774

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$300,742	$—	$—	$300,742	$362,915	$—	$—	$362,915	$(62,173)	$—	$(62,173)
Barclays Bank PLC	569,938	—	—	569,938	95,868	—	—	95,868	474,070	—	474,070
Citibank N.A.	175,809	—	—	175,809	159,434	—	—	159,434	16,375	—	16,375
Morgan Stanley and Co. International PLC	414,019	—	—	414,019	610,899	—	—	610,899	(196,880)	—	(196,880)
State Street Bank London	802	—	—	802	—	—	—	—	802	—	802
UBS AG	1,337,182	—	—	1,337,182	1,342,628	—	—	1,342,628	(5,446)	—	(5,446)

Total	$2,798,492	$—	$—	$2,798,492	$2,571,744	$—	$—	$2,571,744	$226,748	$—	$226,748

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA T. Rowe Price VCP Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$47	$—	$—	$47	$—	$—	$—	$—	$47	$—	$47

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$57,202,439	$57,202,439	$—	$—	$—	$—	$57,202,439	$(43,627,000)	$13,575,439
Goldman Sachs International	—	—	24,551,835	24,551,835	—	—	—	—	24,551,835	(19,360,000)	5,191,835
JPMorgan Chase Bank	—	—	3,244,399	3,244,399	—	—	—	—	3,244,399	(2,490,000)	754,399
UBS AG	—	—	53,401,921	53,401,921	—	—	—	—	53,401,921	(7,626,000)	45,775,921

Total	$—	$—	$138,400,594	$138,400,594	$—	$—	$—	$—	$138,400,594	$(73,103,000)	$65,297,594

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$29,749,075	$29,749,075	$—	$—	$—	$—	$29,749,075	$(22,715,000)	$7,034,075
Goldman Sachs International	—	—	11,726,250	11,726,250	—	—	—	—	11,726,250	(9,250,000)	2,476,250
JPMorgan Chase Bank N.A.	—	—	926,971	926,971	—	—	—	—	926,971	(760,000)	166,971
UBS AG	—	—	29,948,845	29,948,845	—	—	—	—	29,948,845	(14,560,000)	15,388,845

Total	$—	$—	$72,351,141	$72,351,141	$—	$—	$—	$—	$72,351,141	$(47,285,000)	$25,066,141

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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Structured Notes:    A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. In order to minimize any risk involved, the Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision.

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

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Mortgage-Backed Dollar Rolls:    Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Loans:    Certain Portfolios invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, distributions from income from the Underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

In consideration of recent decisions rendered by the European courts, certain Funds filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2007 through 2017. These filing are subject to various administrative and judicial proceedings within these countries. During the period, the SA Templeton Foreign Value Portfolio successfully recovered taxes withheld by Finland for the calendar year 2007 in the amount of $27,460. Such amounts are disclosed in the Statement of Operations as Dividends and Net realized foreign exchange gain (loss) on other assets and liabilities of $28,545 and $(1,085), respectively. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

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Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios and do not include indirect expenses borne by each Underlying Portfolio in connection with its investment in the Underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 — 2018 or expected to be taken in each Portfolio’s 2019 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

Organization and Offering Costs:    Organization costs incurred in connection with the commencement of the SA Emerging Markets Equity Index, SA Fidelity Institutional AM® International Growth, SA Franklin U.S. Equity Smart Beta, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Large Cap Growth Index and SA Large Cap Value Index, Portfolios are expensed in the current period, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over 12-month period. As of January 31, 2020, the deferred offering costs for SA Emerging Markets Equity Index, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Large Cap Growth Index and SA Large Cap Value Index were fully amortized.

LIBOR Risk.    A fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other

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changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV.

New Accounting Pronouncements:    In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements.

Effective February 1, 2019, the Portfolios became subject to ASU 2017-08, “Premium Amortization on Purchased Callable Debt Securities”, which requires the premiums on certain purchased debt securities with non-contingent call features to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount will not be impacted. Adoption of the ASU had no material impact on the Portfolios.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2020
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains	Return of Capital
SA AB Growth	$15,054,168	$148,099,548	$332,456,508	$5,311,384	$93,380,576	$—
SA AB Small & Mid Cap Value	2,866,138	12,123,581	16,113,382	176,022	7,546,512	—
SA BlackRock VCP Global Multi Asset	12,396,372	5,876,420	35,774,629	28,464,145	7,748,871	—
SA Columbia Technology	2,145,795	9,023,072	25,533,278	811,737	7,765,490	—
SA DFA Ultra Short Bond	6,078,656	(6,188,129)	224,434	6,955,469	—	—
SA Dogs of Wall Street	24,623,063	31,949,978	13,995,144	21,674,702	9,653,072	—
SA Emerging Markets Equity Index	2,081,589	(4,512,641)	(2,054,326)	—	—	—
SA Federated Corporate Bond	52,865,366	14,638,517	94,169,844	66,890,139	—	—
SA Fidelity Institutional AM® International Growth	6,814,017	—	27,171,718	1,550,231	1,857	—
SA Fidelity Institutional AM® Real Estate	7,459,761	8,745,584	32,228,331	5,611,784	718,432	—
SA Fixed Income Index	12,064,735	1,306,593	31,611,958	1,011,444	—	—
SA Fixed Income Intermediate Index	6,484,014	(430,813)	11,624,859	581,322	—	—
SA Franklin Small Company Value	8,088,396	12,109,112	20,960,560	2,719,188	47,170,677	—
SA Franklin U. S. Equity Smart Beta	1,341,898	2,624	3,635,998	491,015	—	—
SA Global Index Allocation 60/40	—	214,243	2,330,104	753	94,978	—
SA Global Index Allocation 75/25	—	114,279	2,480,263	—	143,685	—
SA Global Index Allocation 90/10	—	—	9,130,720	—	880,171	375,207
SA Goldman Sachs Global Bond	1,663,332	(12,686,772)	20,410,935	—	—	—
SA Goldman Sachs Multi-Asset Insights	24,794	160,408	1,331,248	502,114	216,508	—
SA Index Allocation 60/40	—	1,084,923	10,754,688	—	953,524	—
SA Index Allocation 80/20	—	1,752,289	22,928,507	—	2,086,973	—
SA Index Allocation 90/10	—	4,152,874	60,843,526	—	6,194,256	—
SA International Index	11,788,993	(967,936)	32,483,092	495,552	—	—
SA Invesco Growth Opportunities	2,114,299	37,586,601	34,783,709	—	40,641,006	—
SA Invesco VCP Equity-Income	1,148,899	26,018,593	114,044,042	22,111,529	12,527,447	—
SA Janus Focused Growth	3,053,747	31,108,968	139,968,458	65,282	21,109,952	—
SA JPMorgan Diversified Balanced	8,553,128	4,254,452	15,434,155	5,743,015	14,643,884	—
SA JPMorgan Emerging Markets	3,523,120	(44,023,260)	27,137,912	6,274,080	—	—
SA JPMorgan Equity-Income	19,841,913	77,934,570	267,697,997	26,440,603	74,116,740	—
SA JPMorgan Global Equities	4,573,130	9,282,470	57,399,532	8,309,291	29,466,111	—
SA JPMorgan MFS Core Bond	46,060,010	(19,673,342)	90,747,427	54,615,552	—	—
SA JPMorgan Mid-Cap Growth	1,734,645	53,971,920	94,350,197	—	34,095,998	—
SA Large Cap Growth Index	3,090,153	6,625,663	50,842,838	122,881	53,510	—
SA Large Cap Index	44,834,730	31,355,963	924,188,989	1,190,986	5,840,162	—
SA Large Cap Value Index	25,108,240	4,949,610	10,393,883	174,304	99,784	—

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	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2020
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains	Return of Capital
SA Legg Mason BW Large Cap Value	$24,348,068	$81,259,423	$204,295,804	$27,403,397	$117,599,457	$—
SA Legg Mason Tactical Opportunities	200,028	83,642	3,600,913	819,410	—	—
SA MFS Blue Chip Growth	3,460,957	59,958,155	154,034,307	5,347,077	71,620,777	—
SA MFS Massachusetts Investors Trust	5,473,149	87,286,812	337,724,945	8,292,644	113,841,314	—
SA MFS Total Return	8,264,888	15,054,775	95,192,416	11,037,736	15,321,841	—
SA Mid Cap Index	3,442,566	2,765,320	18,275,807	—	504,753	—
SA Morgan Stanley International Equities	7,322,311	7,048,140	24,690,130	11,123,448	17,364,136	—
SA Oppenheimer Main Street Large Cap	5,363,707	28,066,939	75,446,749	6,907,522	43,907,396	—
SA PIMCO VCP Tactical Balanced	53,107,084	25,540,529	25,379,985	7,205,629	—	—
SA PineBridge High-Yield Bond	15,873,983	(19,865,904)	(1,564,933)	21,768,247	—	—
SA Putnam International Growth and Income	5,746,241	94,909	12,933,939	5,990,207	10,773,059	—
SA Schroders VCP Global Allocation	8,224,095	1,889,897	21,796,716	12,362,793	9,079,171	—
SA Small Cap Index	3,650,868	7,673,795	1,496,530	—	—	—
SA T.Rowe Price Asset Allocation Growth	909,321	1,173,628	19,520,078	2,025,178	1,320,772	—
SA T.Rowe Price VCP Balanced	28,019,055	10,248,211	164,198,093	66,477,283	3,555,243	—
SA Templeton Foreign Value	16,868,305	(4,266,476)	9,719,484	705,878	—	—
SA VCP Dynamic Allocation	245,451,685	498,478,909	763,805,287	240,502,011	201,448,006	—
SA VCP Dynamic Strategy	89,788,846	226,763,222	413,742,462	128,442,679	68,379,198	—
SA VCP Index Allocation	2,278,591	3,683,242	22,867,042	224,993	2,174,537	—
SA WellsCap Aggressive Growth	2,657,895	8,882,047	36,896,244	—	7,884,037	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended January 31, 2019
	Ordinary Income	Long-Term Capital Gains	Return of Capital
SA AB Growth	$5,532,552	$60,993,444	$—
SA AB Small & Mid Cap Value	6,892,040	118,007,396	—
SA BlackRock VCP Global Multi Asset	53,041,591	8,845,593	—
SA Columbia Technology	2,101,966	7,990,781	—
SA DFA Ultra Short Bond	4,014,262	—	—
SA Dogs of Wall Street	20,287,832	28,983,548	—
SA Emerging Markets Equity Index	1,037,609	—	69,771
SA Federated Corporate Bond	62,397,083	11,757,155	—
SA Fidelity Institutional AMSM Real Estate	6,776,599	17,991,338	—
SA Fixed Income Index	13,734,932	—	—
SA Fixed Income Intermediate Index	6,413,691	—	—
SA Franklin Small Company Value	7,082,884	43,349,066	—
SA Global Index Allocation 60/40	392,840	—	—
SA Global Index Allocation 75/25	497,079	—	—
SA Global Index Allocation 90/10	1,732,142	—	—
SA Goldman Sachs Global Bond	16,150,020	—	—
SA Goldman Sachs Multi-Asset Insights	329,945	68,867	—
SA Index Allocation 60/40	2,424,484	308,686	—
SA Index Allocation 80/20	5,000,602	689,851	—
SA Index Allocation 90/10	13,746,345	2,364,170	—
SA International Index	9,119,131	198,968	—
SA Invesco Growth Opportunities	4,936,261	28,241,239	—
SA Invesco VCP Equity-Income	38,752,020	41,424,384	—
SA Janus Focused Growth	4,377,064	23,123,428	—
SA JPMorgan Diversified Balanced	7,278,499	12,903,431	—
SA JPMorgan Emerging Markets	5,636,119	—	—
SA JPMorgan Equity-Income	22,069,348	66,475,271	—
SA JPMorgan Global Equities	23,350,903	52,165,581	—
SA JPMorgan MFS Core Bond	44,289,290	—	—
SA JPMorgan Mid-Cap Growth	9,929,659	36,093,378	—
SA Large Cap Growth Index	2,523,202	—	—

576

	Tax Distributions
	For the year ended January 31, 2019
	Ordinary Income	Long-Term Capital Gains	Return of Capital
SA Large Cap Index	$87,199,593	$36,990,760	$—
SA Large Cap Value Index	5,113,093	22,753	—
SA Legg Mason BW Large Cap Value	28,061,881	113,559,246	—
SA Legg Mason Tactical Opportunities	397,937	28,091	54,378
SA MFS Blue Chip Growth	7,034,793	47,344,250	—
SA MFS Massachusetts Investors Trust	8,327,065	89,620,148	—
SA MFS Total Return	11,254,358	27,343,387	—
SA Mid Cap Index	3,815,118	5,244,887	—
SA Morgan Stanley International Equities	5,898,007	11,751,803	—
SA Oppenheimer Main Street Large Cap	8,137,883	21,778,251	—
SA PIMCO VCP Tactical Balanced	121,727,955	96,497,216	—
SA PineBridge High-Yield Bond	22,487,819	—	—
SA Putnam International Growth and Income	8,153,059	—	—
SA Schroders VCP Global Allocation	40,112,023	17,790,729	—
SA Small Cap Index	4,031,272	5,851,189	—
SA TRowe Price Asset Allocation Growth	1,120,727	21,968	—
SA TRowe Price VCP Balanced	86,620,764	37,590,603	2,978,787
SA Templeton Foreign Value	37,418,669	17,986,473	373,570
SA VCP Dynamic Allocation	936,588,038	807,259,884	—
SA VCP Dynamic Strategy	409,115,295	392,568,325	—
SA VCP Index Allocation	5,569,706	332,327	—
SA WellsCap Aggressive Growth	2,316,807	14,265,926	—

As of January 31, 2020, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

Portfolio	Unlimited
	ST	LT
SA AB Growth	$—	$—
SA AB Small & Mid Cap Value	—	—
SA BlackRock VCP Global Multi Asset	—	—
SA Columbia Technology	—	—
SA DFA Ultra Short Bond	439,369	5,748,760
SA Dogs of Wall Street	—	—
SA Emerging Markets Equity Index	1,343,990	3,168,651
SA Federated Corporate Bond	—	—
SA Fidelity Institutional AM® International Growth	—	—
SA Fidelity Institutional AM® Real Estate	—	—
SA Fixed Income Index	—	—
SA Fixed Income Intermediate Index	173,006	257,807
SA Franklin Small Company Value	—	—
SA Franklin U. S. Equity Smart Beta	—	—
SA Global Index Allocation 60/40	—	—
SA Global Index Allocation 75/25	—	—
SA Global Index Allocation 90/10	—	—
SA Goldman Sachs Global Bond	3,477,184	9,209,588
SA Goldman Sachs Multi-Asset Insights	—	—
SA Index Allocation 60/40	—	—
SA Index Allocation 80/20	—	—
SA Index Allocation 90/10	—	—
SA International Index	492,614	475,322
SA Invesco Growth Opportunities	—	—
SA Invesco VCP Equity-Income	—	—
SA Janus Focused Growth	—	—
SA JPMorgan Diversified Balanced	—	—
SA JPMorgan Emerging Markets	44,023,260	—
SA JPMorgan Equity-Income	—	—
SA JPMorgan Global Equities	—	—
SA JPMorgan MFS Core Bond	5,960,571	13,712,771
SA JPMorgan Mid-Cap Growth	—	—

577

Portfolio	Unlimited
	ST	LT
SA Large Cap Growth Index	$—	—
SA Large Cap Index	—	—
SA Large Cap Value Index	—	—
SA Legg Mason BW Large Cap Value	—	—
SA Legg Mason Tactical Opportunities	—	—
SA MFS Blue Chip Growth	—	—
SA MFS Massachusetts Investors Trust	—	—
SA MFS Total Return	—	—
SA Mid Cap Index	—	—
SA Morgan Stanley International Equities	—	—
SA Oppenheimer Main Street Large Cap	—	—
SA PIMCO VCP Tactical Balanced	—	—
SA PineBridge High-Yield Bond	2,027,869	17,838,035
SA Putnam International Growth and Income	—	—
SA Schroders VCP Global Allocation	—	—
SA Small Cap Index	—	—
SA T.Rowe Price Asset Allocation Growth	—	—
SA T.Rowe Price VCP Balanced	—	—
SA Templeton Foreign Value	3,100,995	1,165,481
SA VCP Dynamic Allocation	—	—
SA VCP Dynamic Strategy	—	—
SA VCP Index Allocation	—	—
SA WellsCap Aggressive Growth	—	—

The Portfolio’s indicated below, utilized capital loss carryforwards, which offset net realized taxable gains in the year ended January 31, 2020.

Portfolio	Capital Loss Carryforward Utilized
SA AB Growth	$10,320,272
SA AB Small & Mid Cap Value	—
SA BlackRock VCP Global Multi Asset	3,119,542
SA Columbia Technology	—
SA DFA Ultra Short Bond	593,765
SA Dogs of Wall Street	—
SA Emerging Markets Equity Index	—
SA Federated Corporate Bond	2,305,306
SA Fidelity Institutional AM® International Growth	—
SA Fidelity Institutional AM® Real Estate	—
SA Fixed Income Index	400,476
SA Fixed Income Intermediate Index	574,372
SA Franklin Small Company Value	—
SA Franklin U. S. Equity Smart Beta	—
SA Global Index Allocation 60/40	—
SA Global Index Allocation 75/25	—
SA Global Index Allocation 90/10	—
SA Goldman Sachs Global Bond	10,048,930
SA Goldman Sachs Multi-Asset Insights	481,606
SA Index Allocation 60/40	—
SA Index Allocation 80/20	—
SA Index Allocation 90/10	—
SA International Index	1,819,212
SA Invesco Growth Opportunities	—
SA Invesco VCP Equity-Income	—
SA Janus Focused Growth	—
SA JPMorgan Diversified Balanced	—
SA JPMorgan Emerging Markets	5,338,918
SA JPMorgan Equity-Income	—
SA JPMorgan Global Equities	—
SA JPMorgan MFS Core Bond	17,021,027
SA JPMorgan Mid-Cap Growth	—
SA Large Cap Growth Index	—

578

Portfolio	Capital Loss Carryforward Utilized
SA Large Cap Index	$—
SA Large Cap Value Index	—
SA Legg Mason BW Large Cap Value	—
SA Legg Mason Tactical Opportunities	—
SA MFS Blue Chip Growth	—
SA MFS Massachusetts Investors Trust	—
SA MFS Total Return	—
SA Mid Cap Index	—
SA Morgan Stanley International Equities	—
SA Oppenheimer Main Street Large Cap	—
SA PIMCO VCP Tactical Balanced	35,638,959
SA PineBridge High-Yield Bond	—
SA Putnam International Growth and Income	—
SA Schroders VCP Global Allocation	7,148,478
SA Small Cap Index	—
SA T.Rowe Price Asset Allocation Growth	—
SA T.Rowe Price VCP Balanced	—
SA Templeton Foreign Value	—
SA VCP Dynamic Allocation	—
SA VCP Dynamic Strategy	—
SA VCP Index Allocation	—
SA WellsCap Aggressive Growth	—

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2020, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA AB Growth	$—	$—	$—
SA AB Small & Mid Cap Value	—	—	—
SA BlackRock VCP Global Multi Asset	421,236	—	—
SA Columbia Technology	—	—	—
SA DFA Ultra Short Bond	—	—	—
SA Dogs of Wall Street	—	—	—
SA Emerging Markets Equity Index	—	—	—
SA Federated Corporate Bond	—	—	—
SA Fidelity Institutional AM® International Growth	—	—	3,408
SA Fidelity Institutional AM® Real Estate	—	—	—
SA Fixed Income Index	—	—	—
SA Fixed Income Intermediate Index	—	—	—
SA Franklin Small Company Value	—	—	—
SA Franklin U. S. Equity Smart Beta	—	—	—
SA Global Index Allocation 60/40	20,307	—	—
SA Global Index Allocation 75/25	14,873	—	—
SA Global Index Allocation 90/10	56,378	—	—
SA Goldman Sachs Global Bond	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—
SA Index Allocation 60/40	194,690	—	—
SA Index Allocation 80/20	101,309	—	—
SA Index Allocation 90/10	—	—	—
SA International Index	—	—	—
SA Invesco Growth Opportunities	—	—	—
SA Invesco VCP Equity-Income	438,357	—	—
SA Janus Focused Growth	—	—	—
SA JPMorgan Diversified Balanced	—	—	—
SA JPMorgan Emerging Markets	—	—	—
SA JPMorgan Equity-Income	—	—	—
SA JPMorgan Global Equities	—	—	—
SA JPMorgan MFS Core Bond	—	—	—

579

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA JPMorgan Mid-Cap Growth	$—	$—	$—
SA Large Cap Growth Index	—	—	—
SA Large Cap Index	—	—	—
SA Large Cap Value Index	—	—	—
SA Legg Mason BW Large Cap Value	—	—	—
SA Legg Mason Tactical Opportunities	—	—	—
SA MFS Blue Chip Growth	—	—	—
SA MFS Massachusetts Investors Trust	—	—	—
SA MFS Total Return	—	—	—
SA Mid Cap Index	—	—	—
SA Morgan Stanley International Equities	—	—	—
SA Oppenheimer Main Street Large Cap	—	—	—
SA PIMCO VCP Tactical Balanced	11,628,328	—	—
SA PineBridge High-Yield Bond	—	—	—
SA Putnam International Growth and Income	—	—	—
SA Schroders VCP Global Allocation	679,536	—	—
SA Small Cap Index	—	—	—
SA T.Rowe Price Asset Allocation Growth	2,031	—	—
SA T.Rowe Price VCP Balanced	578	—	—
SA Templeton Foreign Value	—	—	—
SA VCP Dynamic Allocation	—	—	—
SA VCP Dynamic Strategy	—	—	—
SA VCP Index Allocation	79,417	—	—
SA WellsCap Aggressive Growth	—	—	—

For the period ended January 31, 2020, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, derivative transactions, investments in partnerships, investments in passive foreign investment companies, paydown losses and investments in real estate investment trusts, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Paid-in Capital
SA AB Growth	$1,685,877	$(1,685,877)	$—
SA AB Small & Mid Cap Value	36,757	(36,759)	2
SA BlackRock VCP Global Multi Asset	(1,783,552)	1,783,552	—
SA Columbia Technology	(677)	677	—
SA DFA Ultra Short Bond	—	—	—
SA Dogs of Wall Street	—	—	—
SA Emerging Markets Equity Index	26,010	(23,256)	(2,754)
SA Federated Corporate Bond	38,739	(38,739)	—
SA Fidelity Institutional AM® International Growth	30,467	(30,312)	(155)
SA Fidelity Institutional AM® Real Estate	86,145	(86,145)	—
SA Fixed Income Index	—	—	—
SA Fixed Income Intermediate Index	—	—	—
SA Franklin Small Company Value	(53,766)	53,766	—
SA Franklin U. S. Equity Smart Beta	89	—	(89)
SA Global Index Allocation 60/40	69,684	(616)	(69,068)
SA Global Index Allocation 75/25	93,212	(1,275)	(91,937)
SA Global Index Allocation 90/10	365,404	(3,860)	(361,544)
SA Goldman Sachs Global Bond	(755,007)	755,007	—
SA Goldman Sachs Multi-Asset Insights	172,254	(172,254)	—
SA Index Allocation 60/40	186,955	(4,612)	(182,343)
SA Index Allocation 80/20	666,802	(10,627)	(656,175)
SA Index Allocation 90/10	1,939,226	(33,729)	(1,905,497)
SA International Index	(187,594)	187,594	—
SA Invesco Growth Opportunities	1,827,807	(1,827,807)	—
SA Invesco VCP Equity-Income	365,847	(365,847)	—
SA Janus Focused Growth	—	—	—
SA JPMorgan Diversified Balanced	758,718	(758,718)	—
SA JPMorgan Emerging Markets	(334,244)	334,244	—

580

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Paid-in Capital
SA JPMorgan Equity-Income	$—	$—	$—
SA JPMorgan Global Equities	117,160	(117,160)	—
SA JPMorgan MFS Core Bond	2,280,901	(2,280,901)	—
SA JPMorgan Mid-Cap Growth	1,978,088	(1,977,033)	(1,055)
SA Large Cap Growth Index	62,281	(62,281)	—
SA Large Cap Index	194,818	(194,818)	—
SA Large Cap Value Index	—	—	—
SA Legg Mason BW Large Cap Value	603	(603)	—
SA Legg Mason Tactical Opportunities	14,427	(11,657)	(2,770)
SA MFS Blue Chip Growth	66	(66)	—
SA MFS Massachusetts Investors Trust	(1,074,263)	1,074,263	—
SA MFS Total Return	281,444	(281,444)	—
SA Mid Cap Index	—	—	—
SA Morgan Stanley International Equities	(96,231)	96,231	—
SA Oppenheimer Main Street Large Cap	675,387	(675,387)	—
SA PIMCO VCP Tactical Balanced	(13,783,870)	13,783,671	199
SA PineBridge High-Yield Bond	—	—	—
SA Putnam International Growth and Income	(611,368)	611,375	(7)
SA Schroders VCP Global Allocation	(3,269,524)	3,269,524	—
SA Small Cap Index	50,542	(45,885)	(4,657)
SA T.Rowe Price Asset Allocation Growth	68,134	(68,134)	—
SA T.Rowe Price VCP Balanced	1,197,112	(1,221,849)	24,737
SA Templeton Foreign Value	222,555	(596,126)	373,571
SA VCP Dynamic Allocation	8,146,739	(8,146,740)	1
SA VCP Dynamic Strategy	10,552,044	(10,552,044)	—
SA VCP Index Allocation	367,632	(367,632)	—
SA WellsCap Aggressive Growth	864,044	(883,370)	19,326

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA AB Growth	$340,026,568	$(7,569,929)	$332,456,639	$1,174,615,639
SA AB Small & Mid Cap Value	70,766,244	(54,652,862)	16,113,382	463,339,776
SA BlackRock VCP Global Multi Asset	49,170,825	(13,394,696)	35,776,129	670,303,873
SA Columbia Technology	28,040,701	(2,507,693)	25,533,008	68,463,601
SA DFA Ultra Short Bond	230,551	(6,117)	224,434	378,760,434
SA Dogs of Wall Street	30,693,842	(16,698,698)	13,995,144	345,030,838
SA Emerging Markets Equity Index	7,216,155	(9,210,689)	(1,994,534)	79,788,515
SA Federated Corporate Bond	107,116,576	(12,946,732)	94,169,844	1,233,940,151
SA Fidelity Institutional AM International Growth	29,718,861	(2,549,235)	27,169,626	286,195,757
SA Fidelity Institutional AM Real Estate	41,392,916	(9,164,585)	32,228,331	238,614,924
SA Fixed Income Index	31,718,314	(106,356)	31,611,958	501,883,823
SA Fixed Income Intermediate Index	11,631,829	(6,970)	11,624,859	363,120,810
SA Franklin Small Company Value	35,735,611	(14,773,224)	20,962,387	299,139,760
SA Franklin U.S. Equity Smart Beta	6,101,443	(2,465,445)	3,635,998	125,417,255
SA Global Index Allocation 60/40	2,539,023	(208,919)	2,330,104	39,282,187
SA Global Index Allocation 75/25	2,812,654	(332,391)	2,480,263	38,092,759
SA Global Index Allocation 90/10	9,948,645	(817,925)	9,130,720	144,253,743
SA Goldman Sachs Global Bond	27,470,016	(7,064,791)	20,405,225	370,502,115
SA Goldman Sachs Multi-Asset Insights	1,916,082	(584,566)	1,331,516	32,362,735
SA Index Allocation 60/40	11,014,657	(259,969)	10,754,688	132,768,762
SA Index Allocation 80/20	23,273,080	(344,573)	22,928,507	245,581,617
SA Index Allocation 90/10	61,508,090	(664,564)	60,843,526	644,879,675
SA International Index	66,884,438	(34,405,650)	32,478,788	491,515,185
SA Invesco Growth Opportunities	46,450,539	(11,666,638)	34,783,901	256,552,433
SA Invesco VCP Equity-Income	174,603,614	(60,566,591)	114,037,023	1,360,291,465
SA Janus Focused Growth	141,628,289	(1,659,831)	139,968,458	276,318,345
SA JPMorgan Diversified Balanced	23,582,574	(8,137,663)	15,444,911	264,595,896

581

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
SA JPMorgan Emerging Markets	$38,318,001	$(11,158,117)	$27,159,884	$183,899,396
SA JPMorgan Equity-Income	285,161,233	(17,463,236)	267,697,997	794,185,861
SA JPMorgan Global Equities	65,445,586	(8,045,547)	57,400,039	312,499,880
SA JPMorgan MFS Core Bond	94,664,837	(3,917,410)	90,747,427	2,008,632,824
SA JPMorgan Mid-Cap Growth	103,531,303	(9,181,106)	94,350,197	325,472,273
SA Large Cap Growth Index	53,455,684	(2,612,846)	50,842,838	217,699,298
SA Large Cap Index	1,013,949,051	(89,760,062)	924,188,989	1,610,988,405
SA Large Cap Value Index	24,708,801	(14,314,918)	10,393,883	252,143,942
SA Legg Mason BW Large Cap Value	229,847,843	(25,550,520)	204,297,323	1,167,596,826
SA Legg Mason Tactical Opportunities	5,409,057	(1,808,355)	3,600,702	52,145,402
SA MFS Blue Chip Growth	165,328,490	(11,294,183)	154,034,307	559,687,438
SA MFS Massachusetts Investors Trust	360,855,754	(23,130,809)	337,724,945	669,382,019
SA MFS Total Return	100,674,802	(5,485,386)	95,189,416	416,693,084
SA Mid Cap Index	41,155,559	(22,871,685)	18,283,874	276,467,712
SA Morgan Stanley International Equities	61,384,769	(36,704,337)	24,680,432	423,249,314
SA Oppenheimer Main Street Large Cap	80,965,938	(5,519,189)	75,446,749	352,077,473
SA PIMCO VCP Tactical Balanced	58,452,926	(13,196,680)	45,256,246	1,613,064,439
SA PineBridge High-Yield Bond	11,242,052	(12,806,985)	(1,564,933)	290,860,257
SA Putnam International Growth and Income	35,536,346	(22,598,624)	12,937,722	234,216,565
SA Schroders VCP Global Allocation	33,090,136	(11,288,596)	21,801,540	605,324,825
SA Small Cap Index	33,301,464	(31,804,934)	1,496,530	227,337,985
SA T. Rowe Price Asset Allocation Growth	25,860,876	(6,342,531)	19,518,345	224,600,834
SA T. Rowe Price VCP Balanced	207,820,529	(43,630,917)	164,189,612	1,467,114,162
SA Templeton Foreign Value	64,258,293	(54,501,854)	9,756,439	701,130,313
SA VCP Dynamic Allocation	936,649,193	(172,843,906)	763,805,287	11,062,963,699
SA VCP Dynamic Strategy	505,827,399	(92,084,908)	413,742,491	5,773,926,147
SA VCP Index Allocation	24,319,879	(1,452,837)	22,867,042	367,132,075
SA WellsCap Aggressive Growth	39,646,041	(2,749,797)	36,896,244	100,754,122

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There are no subadvisers for the SA Dogs of Wall Street, SA Emerging Markets Equity Index, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA International Index and SA Small Cap Index Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets,” as used in the following tables, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
SA AB Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
SA AB Small & Mid Cap Value	$0-$250 million	0.950%
	> $250 million	0.900%
SA BlackRock VCP Global Multi Asset(1)	$0-$500 million	0.860%
	> $500 million	0.840%
	> $3 billion	0.790%

Portfolio	Assets	Management Fees
SA Columbia Technology(2)	$0-$250 million	1.000%
	> $250 million	0.950%
	> $500 million	0.900%
SA DFA Ultra Short Bond	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
SA Dogs of Wall Street	> $0	0.600%

582

Portfolio	Assets	Management Fees
SA Emerging Markets Equity Index(14)	$0-$2 billion	0.450%
	> $2 billion	0.400%
SA Federated Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
SA Fidelity Institutional AM® International Growth	$0-$100 million	0.78%
	> $100 million	0.76%
	> $200 million	0.75%
SA Fidelity Institutional AM® Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Fixed Income Index(14)	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Fixed Income Intermediate Index(14)	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Franklin Small Company Value(3)	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%
SA Franklin U.S. Equity Smart Beta	$0-$100 million	0.500%
	> $100 million	0.480%
	> $250 million	0.460%
	> $500 million	0.440%
	> $750 million	0.430%
SA Global Index Allocation 60/40	> $0	0.100%
SA Global Index Allocation 75/25	> $0	0.100%
SA Global Index Allocation 90/10	> $0	0.100%
SA Goldman Sachs Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Goldman Sachs Multi-Asset Insights	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.665%
SA Index Allocation 60/40	> $0	0.100%
SA Index Allocation 80/20	> $0	0.100%
SA Index Allocation 90/10	> $0	0.100%
SA International Index	$0-$2 billion	0.400%
	> $2 billion	0.350%
SA Invesco Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
SA Invesco VCP Equity-Income(4)	$0-$250 million	0.925%
	> $250 million	0.900%
	> $500 million	0.875%
	> $750 million	0.800%

Portfolio	Assets	Management Fees
SA Janus Focused Growth(5)	> $0	0.850%
SA JPMorgan Diversified Balanced(6)	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Emerging Markets(7)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
SA JPMorgan Equity-Income	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Global Equities	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
SA JPMorgan MFS Core Bond(8)	> $0	0.600%
SA JPMorgan Mid-Cap Growth	$0-$100 million	0.800%
	> $100 million	0.750%
SA Large Cap Growth Index(14)	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Large Cap Index(9)(14)	$0-$2 billion	0.400%
	> $2 billion	0.320%
	> $3 billion	0.280%
SA Large Cap Value Index(14)	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Legg Mason BW Large Cap Value(10)	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Legg Mason Tactical Opportunities	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.650%
	> $2 billion	0.625%
SA MFS Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
SA MFS Massachusetts Investors Trust	$0-$600 million	0.700%
	> $600 million	0.650%
	> $1.5 billion	0.600%
SA MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SA Mid Cap Index(14)	$0-$2 billion	0.300%
	> $2 billion	0.250%

583

Portfolio	Assets	Management Fees
SA Morgan Stanley International Equities	$0-$250 million	0.850%
	> $250 million	0.800%
	> $500 million	0.750%
SA Oppenheimer Main Street Large Cap	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%
SA PIMCO VCP Tactical Balanced	$0-$750 million	0.860%
	> $750 million	0.850%
	> $1.5 billion	0.820%
SA PineBridge High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Putnam International Growth and Income(11)	$0-$150 million	1.000%
	> $150 million	0.900%
	> $300 million	0.800%
SA Schroders VCP Global Allocation	$0-$250 million	0.850%
	> $250 million	0.830%
	> $500 million	0.790%
	> $1.5 billion	0.770%
SA Small Cap Index(14)	$0-$2 billion	0.350%
	> $2 billion	0.300%
SA T. Rowe Price Asset Allocation Growth	$0-$400 million	0.700%
	> $400 million	0.685%
	> $900 million	0.660%
	> $1.9 billion	0.635%

Portfolio	Assets	Management Fees
SA T. Rowe Price VCP Balanced	< $200 million	0.850%
	Reset at $200 million	0.820%
	> $200 million	0.820%
	Reset at $500 million	0.800%
	> $500 million	0.800%
	Reset at $1 billion	0.770%
	> $1 billion	0.750%
	Reset at $2 billion	0.750%
	> $2 billion	0.750%
SA Templeton Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%
SA VCP Dynamic Allocation(12)(13)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Dynamic Strategy(12)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Index Allocation	$0-$500 million	0.200%
	> $500 million	0.175%
SA WellsCap Aggressive Growth	$0-$100 million	0.750%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.600%

(1)	Effective February 1, 2019, the Adviser contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA BlackRock VCP Global Multi-Asset Portfolio so that the advisory fee payable by the Portfolio is equal to 0.850% on the first $500 million of the Portfolio’s average daily net assets, 0.810% on the next $2.5 billion of the Portfolio’s average daily net assets, and 0.790% over $3 billion of the Portfolio’s average daily net assets.
(2)	The Advisor voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the SA Columbia Technology Portfolio.
(3)	The Advisor contractually agreed to waive 0.05% of the investment advisory fee for the SA Franklin Small Company Value Portfolio through April 30, 2020, and from year to year thereafter provided such continuance is agreed to by the Adviser and approved by a majority of the Independent Trustees.
(4)	The Advisor voluntarily agreed until further notice to waive 0.05% of the investment advisory fee for the SA Invesco VCP Equity- Income Portfolio.
(5)	The Advisor contractually agreed to waive its advisory fee with respect to the SA Janus Focused Growth Portfolio through April 30, 2020, and from year to year thereafter provided such continuance is agreed to by the Adviser and approved by a majority of the Independent Trustees, so that the advisory fee payable by the Portfolio to the Advisor under the agreement equals 0.75% of average daily net assets.
(6)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its Advisory fee with respect to SA JPMorgan Diversified Balanced Portfolio in an amount equal to the amount of any Subadvisory fees voluntarily waived by the Portfolio’s Subadviser, J. P. Morgan Investment Management, Inc (“JPM”), in connection with the Portfolio’s investments in the JPM underlying Portfolios (the “JP Morgan Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the Subadviser.
(7)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA JPMorgan Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.

584

(8)	The Advisor contractually agreed to waive 0.10% of the investment advisory fees for SA JPMorgan MFS Core Bond Portfolio through April 30, 2020, and from year to year thereafter provided such continuance is agreed to by the Adviser and approved by a majority of the Independent Trustees.
(9)	Effective October 4, 2019, the Board approved an amendment to the Investment Advisory and Management Agreement between the Trust and SunAmerica to add breakpoints in the advisory fee rate for the SA Large Cap Index Portfolio as disclosed in the table. In addition, the Board approved an Amended Advisory Fee Waiver Agreement between the Trust and SunAmerica, pursuant to which SunAmerica has contractually agreed to waive 0.14% of the investment advisory fees for the portfolio through April 30, 2021. Prior to October 4, 2019, the advisory fee rate for the Portfolio was 0.40%, and the Advisory Fee Waiver was 0.11%
(10)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA Legg Mason BW Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.67% of average daily net assets.
(11)	The Advisor voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the SA Putnam International Growth and Income Portfolio.
(12)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its advisory fee, with respect to SA VCP Dynamic Allocation and SA VCP Dynamic Strategy Portfolios in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolios’ Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolios’ investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
(13)	The Advisor voluntarily agreed through April 30, 2020 to waive its advisory fee under the Advisory Agreement with respect to the SA VCP Dynamic Allocation Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.25% on the first $1.5 billion, 0.22% on the next $1.5 billion, 0.20% on the next $5 billion, and 0.19% over $8 billion.
(14)	Effective October 4, 2019, the Board approved an amendment to the Investment Advisory and Management Agreement between the Trust and SunAmerica to add breakpoints in the advisory fee rate for the following Portfolios as disclosed in the table. Prior to October 4, 2019, the advisory fee rate for the below Portfolios were as followed:

Portfolio	Rate
SA Emerging Markets Equity Index	0.45%
SA Fixed Income Index	0.30
SA Fixed Income Intermediate Index	0.30
SA Large Cap Growth Index	0.40
SA Large Cap Index	0.30
SA Large Cap Value Index	0.30
SA Mid Cap Index	0.30
SA Small Cap Index	0.35

For the period ended January 31, 2020, SAAMCo waived advisory fees as follows:

Portfolio	Amount
SA BlackRock VCP Global Multi Asset	$134,924
SA Columbia Technology	80,296
SA Franklin Small Company Value	162,489
SA Invesco VCP Equity-Income	766,482
SA Janus Focused Growth	400,274
SA JPMorgan Diversified Balanced	181,847
SA JPMorgan Emerging Markets	264,264
SA JPMorgan Equity-Income	—
SA JPMorgan Global Equities	—
SA JPMorgan MFS Core Bond	1,875,446
SA Large Cap Index	2,798,759
SA Legg Mason BW Large Cap Value	711,434
SA Putnam International Growth and Income	123,438
SA VCP Dynamic Allocation	761,805
SA VCP Dynamic Strategy	168,053

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

585

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SA AB Growth SA AB Small & Mid Cap Value SA VCP Dynamic Allocation (Subadviser for a portion of the Portfolio) SA VCP Dynamic Strategy (Subadviser for a portion of the Portfolio)

BlackRock Investment, LLC	SA BlackRock VCP Global Multi Asset

Brandywine Global Investment Management, LLC	SA Legg Mason BW Large Cap Value

Columbia Management Investment Advisers, LLC	SA Columbia Technology

Dimensional Fund Advisers, L.P	SA DFA Ultra Short Bond

Federated Investment Management Company	SA Federated Corporate Bond

FIAM, LLC	SA Fidelity Institutional AM® International Growth SA Fidelity Institutional AM® Real Estate

Franklin Advisory Services, LLC	SA Franklin Small Company Value SA Franklin U.S. Equity Smart Beta

Goldman Sachs Asset Management International	SA Goldman Sachs Global Bond SA Goldman Sachs Multi-Asset Insights

Invesco Advisers, Inc. (“Invesco”)	SA Invesco Growth Opportunities SA Invesco VCP Equity-Income SA Oppenheimer Main Street Large Cap

Janus Capital Management, LLC	SA Janus Focused Growth

J.P. Morgan Investment Management Inc.

SA JPMorgan Diversified Balanced

SA JPMorgan Emerging Markets

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio)

SA JPMorgan Mid-Cap Growth

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) SA MFS Blue Chip Growth SA MFS Massachusetts Investors Trust SA MFS Total Return

Morgan Stanley Investment Management, Inc.	SA Morgan Stanley International Equities

Pacific Investment Management Company, LLC (“PIMCO”)	SA PIMCO VCP Tactical Balanced

PineBridge Investments, LLC	SA PineBridge High-Yield Bond

Putnam Investment Management, LLC	SA Putnam International Growth and Income

QS Investors, LLC	SA Legg Mason Tactical Opportunities

Schroders Investment Management North America, Inc.	SA Schroders VCP Global Allocation

T. Rowe Price Associates, Inc.	SA T. Rowe Price Asset Allocation Growth
SA T. Rowe Price VCP Balanced
SA VCP Index Allocation (Subadviser for a portion of the Portfolio)

Templeton Investment Counsel, LLC	SA Templeton Foreign Value

Wells Capital Management Incorporated	SA WellsCap Aggressive Growth

586

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2020. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 3
SA BlackRock VCP Global Multi Asset	0.91%	1.16%
SA Emerging Markets Equity Index	0.58%	0.83%
SA Fidelity Institutional AM® International Growth	0.88%	1.13%
SA Fixed Income Index	0.34%	0.59%
SA Fixed Income Intermediate Index	0.34%	0.59%
SA Franklin U.S. Equity Smart Beta	0.70%	0.95%
SA Global Index Allocation 60/40	0.18%	0.43%
SA Global Index Allocation 75/25	0.18%	0.43%
SA Global Index Allocation 90/10	0.18%	0.43%
SA Goldman Sachs Multi-Asset Insights	0.81%	1.06%
SA Index Allocation 60/40	0.18%	0.43%
SA Index Allocation 80/20	0.18%	0.43%
SA Index Allocation 90/10	0.18%	0.43%
SA International Index	0.52%	0.77%
SA Invesco VCP Equity-Income	0.98%	1.23%
SA Large Cap Growth Index	0.35%	0.60%
SA Large Cap Value Index	0.35%	0.60%
SA Legg Mason Tactical Opportunities	0.81%	1.06%
SA Mid Cap Index	0.40%	0.65%
SA PIMCO VCP Tactical Balanced	0.91%	1.16%
SA Schroders VCP Global Allocation	0.90%	1.15%
SA Small Cap Index	0.45%	0.70%
SA T. Rowe Price Asset Allocation Growth	0.81%	1.06%
SA T. Rowe Price VCP Balanced	0.90%	1.15%
SA VCP Index Allocation	0.28%	0.53%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred.

For the period ended January 31, 2020, pursuant to the contractual expense limitations referred to above, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
SA BlackRock VCP Global Multi Asset	$—
SA Emerging Markets Equity Index	223,136
SA Fidelity Institutional AM® International Growth	95,629
SA Fixed Income Index	132,434
SA Fixed Income Intermediate Index	114,334
SA Franklin U.S. Equity Smart Beta	14,545
SA Global Index Allocation 60/40	67,104
SA Global Index Allocation 75/25	66,649
SA Global Index Allocation 90/10	14,143
SA Goldman Sachs Multi-Asset Insights Allocation	81,030
SA Index Allocation 60/40	15,226
SA Index Allocation 80/20	—
SA Index Allocation 90/10	—
SA International Index	—
SA Invesco VCP Equity-Income	—
SA Large Cap Growth Index	143,393
SA Large Cap Value Index	114,839
SA Legg Mason Tactical Opportunities	143,569

587

Portfolio	Amount
SA Mid Cap Index	$—
SA PIMCO VCP Tactical Balanced	—
SA Schroders VCP Global Allocation	10,890
SA Small Cap Index	106,337
SA T. Rowe Price VCP Balanced	—
SA T. Rowe Price Asset Allocation Growth	250,828
SA VCP Index Allocation	5,668

For the period ended January 31, 2020, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	January 31, 2020	January 31, 2021	January 31, 2022
SA BlackRock VCP Global Multi Asset	$39,783	$—	$—
SA Emerging Markets Equity Index	—	177,744	223,136
SA Fidelity Institutional AM® International Growth	—	—	95,629
SA Fixed Income Index	—	137,083	132,434
SA Fixed Income Intermediate Index	—	141,000	114,334
SA Franklin U.S. Equity Smart Beta	6,568	—	7,977
SA Global Index Allocation 60/40	—	64,619	67,104
SA Global Index Allocation 75/25	—	63,437	66,649
SA Global Index Allocation 90/10	4,981	47,682	14,143
SA Goldman Sachs Multi-Asset Insights Allocation	—	93,121	81,030
SA Index Allocation 60/40	8,247	21,821	15,226
SA Index Allocation 80/20	17,498	—	—
SA Index Allocation 90/10	—	—	—
SA International Index	60,354	—	—
SA Invesco VCP Equity-Income	—	—	—
SA Large Cap Growth Index	—	96,136	143,394
SA Large Cap Value Index	—	90,981	114,839
SA Legg Mason Tactical Opportunities	—	233,119	143,569
SA Mid Cap Index	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—
SA Schroders VCP Global Allocation	71,557	22,850	10,890
SA Small Cap Index	5,926	55,189	106,337
SA T. Rowe Price VCP Balanced	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	298,191	250,828
SA VCP Index Allocation	75,555	34,945	5,668

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the period ended January 31, 2020, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the period ended January 31, 2020, service fees were paid (see Statement of Operations) based on the aforementioned rates.

From February 20, 2019 to April 26, 2019, the SA BlackRock VCP Global Multi Asset Portfolio’s exposure to small- and mid-capitalization companies exceeded the registration statement limitation of investing more than 20% of the Portfolio’s net assets in these companies. The Portfolio’s exposure to small- and mid-capitalization companies was reduced resulting in a gain of $1,202,832 to the Portfolio.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the period ended January 31, 2020, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as “Fees paid indirectly” in the Statement of Operations.

588

Note 6.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended January 31, 2020 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA AB Growth	$414,700,499	$685,781,141	$—	$—
SA AB Small & Mid Cap Value	154,099,222	203,337,454	—	—
SA BlackRock VCP Global Multi Asset	829,779,479	865,677,453	133,582,021	86,956,186
SA Columbia Technology	46,021,894	47,700,594	—	—
SA DFA Ultra Short Bond	937,282,623	996,056,443	161,254,230	143,671,484
SA Dogs of Wall Street	242,867,983	268,330,323	—	—
SA Emerging Market Equity Index	16,415,864	17,761,155	—	—
SA Federated Corporate Bond	184,660,390	383,854,668	—	—
SA Fidelity Institutional AM® International Growth	537,142,723	257,052,038	—	—
SA Fidelity Institutional AM® Real Estate	125,056,929	153,132,197	—	—
SA Fixed Income Index	76,672,529	44,450,991	127,721,886	72,957,063
SA Fixed Income Intermediate Index	58,476,772	23,762,063	96,600,076	51,701,742
SA Franklin Small Company Value	152,967,311	174,639,962	—	—
SA Franklin U.S. Equity Smart Beta	138,788,131	14,771,044	—	—
SA Global Index Allocation 60/40	27,426,493	5,398,565	—	—
SA Global Index Allocation 75/25	20,803,183	5,079,839	—	—
SA Global Index Allocation 90/10	79,744,916	14,088,333	—	—
SA Goldman Sachs Global Bond	789,609,465	820,504,450	298,399,734	269,728,515
SA Goldman Sachs Multi-Asset Insights	35,910,907	26,729,767	—	—
SA Index Allocation 60/40	65,159,277	18,505,542	—	—
SA Index Allocation 80/20	96,857,713	27,107,728	—	—
SA Index Allocation 90/10	229,530,071	68,852,656	—	—
SA International Index	191,496,711	51,384,026	—	—
SA Invesco Growth Opportunities	240,907,440	280,598,027	—	—
SA Invesco VCP Equity-Income	383,736,310	407,332,921	1,882,708,338	1,879,279,155
SA Janus Focused Growth	145,152,875	193,583,111	—	—
SA JPMorgan Diversified Balanced	227,357,945	238,579,788	82,485,585	73,081,556
SA JPMorgan Emerging Markets	121,269,833	167,330,320	—	—
SA JPMorgan Equity-Income	189,147,082	308,458,913	—	—
SA JPMorgan Global Equities	258,816,521	379,103,599	—	—
SA JPMorgan MFS Core Bond	408,458,938	338,417,410	808,895,948	792,204,879
SA JPMorgan Mid-Cap Growth	165,523,104	215,878,923	—	—
SA Large Cap Growth Index	85,614,162	117,497,010	—	—
SA Large Cap Index	107,986,689	61,183,471	—	—
SA Large Cap Value Index	94,291,496	103,096,763	—	—
SA Legg Mason BW Large Cap Value	668,792,673	788,123,870	—	—
SA Legg Mason Tactical Opportunities	28,776,523	15,271,640	5,679,922	2,673,705
SA MFS Blue Chip Growth	367,709,720	472,959,146	—	—
SA MFS Massachusetts	163,536,902	326,698,807	—	—
SA MFS Total Return	104,772,384	128,147,429	41,242,419	46,542,255
SA Mid Cap Index	51,216,291	32,223,078	—	—
SA Morgan Stanley International Equities	89,960,393	137,328,549	—	—
SA Oppenheimer Main Street Large Cap	164,585,157	211,130,772	—	—
SA PIMCO VCP Tactical Balanced	96,332,491	106,408,394	4,797,399,496	4,755,200,688
SA PineBridge High Yield Bond	213,824,677	249,893,423	—	—
SA Putnam International Growth and Income	41,699,636	60,723,383	—	—
SA Schroders VCP Global Allocation	388,660,465	386,202,520	20,055,068	3,869,984
SA Small Cap Index	76,701,427	52,235,198	—	—
SA T. Rowe Price Asset Allocation Growth	140,266,768	50,746,099	30,387,390	19,700,766
SA T. Rowe Price VCP Balanced	611,155,759	562,651,246	172,301,806	162,071,245
SA Templeton Foreign Value	259,017,264	311,652,271	—	—
SA VCP Dynamic Allocation	583,950,000	1,616,052,641	752,281,493	876,665,825
SA VCP Dynamic Strategy	370,510,570	906,839,310	396,563,728	504,041,092
SA VCP Index Allocation	126,487,350	33,406,443	—	—
SA WellsCap Aggressive Growth	81,713,082	89,346,696	—	—

589

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA AB Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	138,884	$6,729,834	196,380	$8,576,417	17,949	$851,892	125,194	$5,301,209

Shares issued in merger@	—	—	16,301,225	689,996,301	—	—	1,346,094	56,539,894

Reinvested dividends	1,406,212	67,020,072	1,124,134	47,415,976	101,862	4,806,869	66,089	2,765,815

Shares redeemed	(4,063,176)	(196,678,871)	(3,600,445)	(171,948,103)	(322,913)	(15,480,008)	(252,758)	(10,747,596)

Net increase (decrease)	(2,518,080)	$(122,928,965)	14,021,294	$574,040,591	(203,102)	$(9,821,247)	1,284,619	$53,859,322

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	253,348	$11,785,780	405,956	$17,615,784

Shares issued in merger@	—	—	7,127,980	295,504,829

Reinvested dividends	577,991	26,865,019	395,648	16,344,205

Shares redeemed	(1,643,033)	(76,796,365)	(1,128,599)	(48,422,402)

Net increase (decrease)	(811,694)	$(38,145,566)	6,800,985	$281,042,416

	SA AB Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	547,028	$7,734,776	807,610	$15,281,584	22,227	$313,762	26,011	$375,878

Reinvested dividends	85,498	1,237,150	1,381,343	20,044,304	10,957	158,439	190,911	2,782,974

Shares redeemed	(669,361)	(9,481,022)	(1,010,074)	(19,068,627)	(126,073)	(1,789,961)	(150,193)	(2,725,224)

Net increase (decrease)	(36,835)	$(509,096)	1,178,879	$16,257,261	(92,889)	$(1,317,760)	66,729	$433,628

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	912,129	$12,840,449	3,189,142	$46,212,695

Reinvested dividends	441,826	6,326,945	7,073,230	102,072,158

Shares redeemed	(4,740,032)	(66,421,231)	(4,817,703)	(87,365,920)

Net increase (decrease)	(3,386,077)	$(47,253,837)	5,444,669	$60,918,933

	SA BlackRock VCP Global Multi Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	98	$1,051	592	$6,735	3,869,564	$42,455,850	7,366,906	$84,241,846

Reinvested dividends	575	6,378	1,010	10,648	3,258,009	36,206,638	5,867,996	61,876,536

Shares redeemed	(26)	(286)	(27)	(291)	(4,098,365)	(45,250,194)	(5,542,726)	(61,116,444)

Net increase (decrease)	647	$7,143	1,575	$17,092	3,029,208	$33,412,294	7,692,176	$85,001,938

@	See Note 13

590

	SA Columbia Technology Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	171,075	$1,298,575	178,769	$1,333,151	33,636	$230,086	93,838	$674,006

Reinvested dividends	199,029	1,476,800	308,559	1,903,807	71,056	507,343	112,938	674,241

Shares redeemed	(294,620)	(2,155,782)	(505,339)	(3,503,485)	(126,390)	(911,280)	(167,190)	(1,107,416)

Net increase (decrease)	75,484	$619,593	(18,011)	$(266,527)	(21,698)	$(173,851)	39,586	$240,831

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	2,179,030	$15,038,239	1,866,687	$12,572,122

Reinvested dividends	945,923	6,593,085	1,284,564	7,514,699

Shares redeemed	(2,217,184)	(15,271,782)	(2,333,947)	(15,393,895)

Net increase (decrease)	907,769	$6,359,542	817,304	$4,692,926

	SA DFA Ultra Short Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,527,687	$27,073,675	3,747,342	$39,687,964	492,245	$5,210,430	892,480	$9,349,125

Reinvested dividends	306,359	3,253,533	225,702	2,381,157	25,493	267,428	14,815	154,375

Shares redeemed	(6,436,819)	(69,175,240)	(4,736,696)	(50,254,974)	(667,950)	(7,062,634)	(772,754)	(8,085,531)

Net increase (decrease)	(3,602,773)	$(38,848,032)	(763,652)	$(8,185,853)	(150,212)	$(1,584,776)	134,541	$1,417,969

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	8,135,747	$85,406,358	10,498,392	$108,964,591

Reinvested dividends	330,241	3,434,508	143,011	1,478,730

Shares redeemed	(7,903,701)	(82,882,256)	(9,902,774)	(102,785,091)

Net increase (decrease)	562,287	$5,958,610	738,629	$7,658,230

	SA Dogs of Wall Street Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	126,204	$1,795,991	1,043,672	$15,424,724	19,315	$273,801	16,762	$234,678

Reinvested dividends	1,169,101	16,355,728	1,924,375	26,133,008	37,221	519,983	65,360	886,281

Shares redeemed	(1,783,558)	(25,524,211)	(1,816,110)	(26,530,585)	(112,018)	(1,586,569)	(130,135)	(1,845,769)

Net increase (decrease)	(488,253)	$(7,372,492)	1,151,937	$15,027,147	(55,482)	$(792,785)	(48,013)	$(724,810)

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	1,096,966	$15,466,133	820,454	$11,453,387

Reinvested dividends	1,044,224	14,452,063	1,654,431	22,252,091

Shares redeemed	(1,538,386)	(21,568,928)	(2,476,585)	(34,955,567)

Net increase (decrease)	602,804	$8,349,268	(1,700)	$(1,250,089)

591

	SA Emerging Markets Equity Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the period May 1, 2018* to January 31, 2019		For the year ended January 31, 2020		For the period May 1, 2018* to January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	632,920	$8,898,208	6,603,043	$98,482,364	186,515	$2,614,458	60,020	$829,396

Reinvested dividends	—	—	86,354	1,099,284	—	—	636	8,096

Shares redeemed	(796,087)	(11,064,081)	(505,635)	(6,969,091)	(19,010)	(266,830)	(12,409)	(161,507)

Net increase (decrease)	(163,167)	$(2,165,873)	6,183,762	$92,612,557	167,505	$2,347,628	48,247	$675,985

	SA Federated Corporate Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	658,182	$8,839,581	4,368,451	$57,340,577	76,419	$1,035,731	36,787	$480,690

Reinvested dividends	1,921,675	25,558,277	2,642,408	32,950,825	67,962	903,899	73,705	919,111

Shares redeemed	(19,080,665)	(263,397,879)	(7,934,653)	(103,889,254)	(211,738)	(2,866,016)	(303,743)	(3,938,889)

Net increase (decrease)	(16,500,808)	$(229,000,021)	(923,794)	$(13,597,852)	(67,357)	$(926,386)	(193,251)	$(2,539,088)

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	5,519,379	$73,780,780	3,418,857	$44,674,617

Reinvested dividends	3,060,406	40,427,963	3,251,356	40,284,302

Shares redeemed	(6,309,949)	(84,433,236)	(13,708,785)	(175,531,381)

Net increase (decrease)	2,269,836	$29,775,507	(7,038,572)	$(90,572,462)

	SA Fidelity Institutional AM® International Growth Portfolio
	Class 1		Class 3
	For the period May 1, 2019* to January 31, 2020		For the period May 1, 2019* to January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	20,384,650	$304,531,472	82,352	$1,289,384

Reinvested dividends	93,546	1,547,246	293	4,842

Shares redeemed	(1,645,283)	(26,025,043)	(1,893)	(30,237)

Net increase (decrease)	18,832,913	$280,053,675	80,752	$1,263,989

	SA Fidelity Institutional AM® Real Estate Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	574,994	$8,108,109	92,153	$1,125,952	7,073	$93,771	3,955	$48,086

Reinvested dividends	170,616	2,310,142	608,970	7,435,522	8,436	113,892	35,944	437,798

Shares redeemed	(953,022)	(13,007,621)	(827,928)	(10,429,610)	(63,797)	(865,031)	(68,761)	(868,018)

Net increase (decrease)	(207,412)	$(2,589,370)	(126,805)	$(1,868,136)	(48,288)	$(657,368)	(28,862)	$(382,134)

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	928,554	$12,676,748	1,187,461	$14,711,102

Reinvested dividends	291,506	3,906,182	1,397,404	16,894,617

Shares redeemed	(3,102,387)	(41,884,431)	(3,825,226)	(48,184,709)

Net increase (decrease)	(1,882,327)	$(25,301,501)	(1,240,361)	$(16,578,990)

*	Commencement of operations

592

	SA Fixed Income Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	14,284,047	$150,756,005	15,414,791	$154,647,323	1,830,006	$19,267,332	961,940	$9,591,293

Reinvested dividends	91,183	972,918	1,375,967	13,519,944	3,618	38,526	21,910	214,988

Shares redeemed	(9,540,563)	(101,485,085)	(5,201,464)	(51,936,102)	(217,163)	(2,301,529)	(169,822)	(1,694,332)

Net increase (decrease)	4,834,667	$50,243,838	11,589,294	$116,231,165	1,616,461	$17,004,329	814,028	$8,111,949

	SA Fixed Income Intermediate Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	10,965,561	$112,612,415	11,681,185	$114,893,951	1,176,494	$12,010,330	985,703	$9,663,189

Reinvested dividends	53,773	554,935	640,062	6,233,579	2,562	26,387	18,508	180,112

Shares redeemed	(5,195,163)	(53,482,460)	(8,506,028)	(83,698,063)	(183,783)	(1,858,695)	(89,870)	(879,979)

Net increase (decrease)	5,824,171	$59,684,890	3,815,219	$37,429,467	995,273	$10,178,022	914,341	$8,963,322

	SA Franklin Small Company Value Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	199,302	$4,017,394	232,808	$5,328,825	297,985	$5,805,882	947,262	$19,066,369

Reinvested dividends	1,136,114	21,006,747	1,075,241	21,149,989	1,579,175	28,883,119	1,503,181	29,281,961

Shares redeemed	(807,625)	(15,814,703)	(608,861)	(13,715,327)	(1,800,086)	(34,908,020)	(1,668,113)	(37,870,356)

Net increase (decrease)	527,791	$9,209,438	699,188	$12,763,487	77,074	$(219,019)	782,330	$10,477,974

	SA Franklin U.S. Equity Smart Beta Portfolio
	Class 1		Class 3
	For the period October 7, 2019* to January 31, 2020		For the period October 7, 2019* to January 31, 2020
	Shares	Amount	Shares	Amount

Shares sold	8,309,365	$128,017,491	19,922	$313,481

Reinvested dividends	30,506	490,227	49	788

Shares redeemed	(235,619)	(3,773,488)	(182)	(2,963)

Net increase (decrease)	8,104,252	$124,734,230	19,789	$311,306

	SA Global Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the period May 1, 2018* to January 31, 2019		For the year ended January 31, 2020		For the period May 1, 2018* to January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	10,473	$150,822	1,590,997	$24,375,078	1,191,062	$17,702,703

Reinvested dividends	19	293	225	3,069	6,054	95,438	28,575	389,771

Shares redeemed	—	—	(3,814)	(52,260)	(146,232)	(2,266,557)	(94,676)	(1,318,123)

Net increase (decrease)	19	$293	6,884	$101,631	1,450,819	$22,203,959	1,124,961	$16,774,351

*	Commencement of operations

593

	SA Global Index Allocation 75/25 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the period May 1, 2018* to January 31, 2019		For the year ended January 31, 2020		For the period May 1, 2018* to January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,976	$45,207	7,763	$115,032	1,166,505	$17,720,718	1,581,220	$23,450,089

Reinvested dividends	39	609	216	2,878	9,136	143,076	37,018	494,201

Shares redeemed	(49)	(764)	(0)	(4)	(127,011)	(1,948,503)	(145,081)	(2,014,309)

Net increase (decrease)	2,966	$45,052	7,979	$117,906	1,048,630	$15,915,291	1,473,157	$21,929,981

	SA Global Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the period May 1, 2018* to January 31, 2019		For the year ended January 31, 2020		For the period May 1, 2018* to January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	48,512	$711,304	9,392	$141,198	4,685,817	$70,391,654	5,295,990	$78,759,049

Reinvested dividends	512	7,936	255	3,324	80,532	1,247,442	132,570	1,728,818

Shares redeemed	(7,687)	(122,914)	(1,558)	(22,977)	(325,587)	(4,896,381)	(212,759)	(3,011,411)

Net increase (decrease)	41,337	$596,326	8,089	$121,545	4,440,762	$66,742,715	5,215,801	$77,476,456

	SA Goldman Sachs Global Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	129,792	$1,436,224	370,787	$4,119,617	36,366	$398,420	32,473	$353,181

Reinvested dividends	—	—	463,561	4,737,596	—	—	20,882	211,537

Shares redeemed	(2,371,971)	(26,567,903)	(1,415,927)	(15,449,798)	(96,299)	(1,053,178)	(88,247)	(944,732)

Net increase (decrease)	(2,242,179)	$(25,131,679)	(581,579)	$(6,592,585)	(59,933)	$(654,758)	(34,892)	$(380,014)

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	3,179,507	$34,080,868	3,963,128	$42,687,241

Reinvested dividends	—	—	1,117,853	11,200,887

Shares redeemed	(2,967,864)	(31,917,528)	(7,596,060)	(80,568,220)

Net increase (decrease)	211,643	$2,163,340	(2,515,079)	$(26,680,092)

	SA Goldman Sachs Multi-Asset Insights Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	9	$95	1,568	$16,098	999,405	$10,336,790	1,173,069	$11,848,538

Reinvested dividends	270	2,878	256	2,463	67,312	715,744	41,071	396,349

Shares redeemed	(59)	(607)	(1,033)	(10,703)	(135,924)	(1,414,895)	(78,808)	(780,930)

Net increase (decrease)	220	$2,366	791	$7,858	930,793	$9,637,639	1,135,332	$11,463,957

	SA Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	-	$-	24	$240	4,621,243	$52,376,597	4,764,548	$52,171,825

Reinvested dividends	101	1,177	576	5,736	81,785	952,347	273,758	2,727,434

Shares redeemed	(99)	(1,111)	(86)	(960)	(457,111)	(5,267,221)	(393,253)	(4,184,979)

Net increase (decrease)	2	$66	514	$5,016	4,245,917	$48,061,723	4,645,053	$50,714,280

*	Commencement of operations

594

	SA Index Allocation 80/20 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	46,114	$523,170	99,470	$1,139,693	6,666,505	$77,285,252	8,702,167	$98,212,360

Reinvested dividends	1,184	14,144	4,887	48,819	173,459	2,072,829	565,086	5,641,634

Shares redeemed	(3,364)	(39,160)	(12,453)	(126,567)	(624,607)	(7,187,195)	(620,341)	(6,848,956)

Net increase (decrease)	43,934	$498,154	91,904	$1,061,945	6,215,357	$72,170,886	8,646,912	$97,005,038

	SA Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	54,603	$635,017	146,113	$1,669,783	15,402,291	$181,034,063	22,980,158	$264,061,359

Reinvested dividends	2,046	24,753	7,047	70,498	509,455	6,169,503	1,605,084	16,040,017

Shares redeemed	(4,634)	(55,090)	(15,512)	(161,856)	(1,629,029)	(18,877,401)	(1,119,307)	(12,612,968)

Net increase (decrease)	52,015	$604,680	137,648	$1,578,425	14,282,717	$168,326,165	23,465,935	$267,488,408

	SA International Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	11,121,794	$121,626,129	13,893,694	$152,816,171	$391,939	$4,367,057	203,781	$2,278,192

Reinvested dividends	43,208	492,572	941,298	9,284,634	262	2,980	3,393	33,465

Shares redeemed	(4,584,837)	(49,491,067)	(7,710,370)	(86,823,014)	(95,349)	(1,065,022)	(85,779)	(950,661)

Net increase (decrease)	6,580,165	$72,627,634	7,124,622	$75,277,791	$296,852	$3,305,015	121,395	$1,360,996

	SA Invesco Growth Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	153,380	$1,413,774	5,024,099	$52,091,010	7,192	$61,930	44,540	$437,427

Reinvested dividends	2,378,197	19,857,943	1,796,250	16,435,682	51,267	405,525	40,543	354,746

Shares redeemed	(2,287,418)	(21,463,733)	(2,338,964)	(23,293,699)	(51,155)	(457,738)	(70,649)	(645,130)

Net increase (decrease)	244,159	$(192,016)	4,481,385	$45,232,993	7,304	$9,717	14,434	$147,043

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	763,913	$6,661,672	2,399,084	$19,017,647

Reinvested dividends	2,663,730	20,377,538	1,925,625	16,387,072

Shares redeemed	(3,880,853)	(33,823,409)	(5,110,627)	(47,750,321)

Net increase (decrease)	(453,210)	$(6,784,199)	(785,918)	$(12,345,602)

	SA Invesco VCP Equity-Income Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	16,039	$206,149	2,026	$27,691	3,936,120	$50,018,670	11,207,972	$146,753,089

Reinvested dividends	651	8,502	659	8,016	2,646,792	34,630,474	6,622,674	80,168,388

Shares redeemed	(9,599)	(126,661)	(769)	(10,421)	(8,133,443)	(104,086,896)	(10,857,014)	(145,084,183)

Net increase (decrease)	7,091	$87,990	1,916	$25,286	(1,550,531)	$(19,437,752)	6,973,632	$81,837,294

595

	SA Janus Focused Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	657,633	$10,518,826	5,490,757	$83,818,270	4,597	$69,166	4,461	$67,682

Reinvested dividends	887,297	13,815,217	1,240,099	17,410,994	30,971	469,520	49,709	681,504

Shares redeemed	(2,279,007)	(36,070,852)	(2,382,397)	(34,935,752)	(122,204)	(1,850,835)	(112,661)	(1,594,768)

Net increase (decrease)	(734,077)	$(11,736,809)	4,348,459	$66,293,512	(86,636)	$(1,312,149)	(58,491)	$(845,582)

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	556,852	$8,485,305	650,890	$8,639,456

Reinvested dividends	463,695	6,890,498	698,441	9,407,994

Shares redeemed	(1,726,547)	(25,505,798)	(2,290,799)	(32,368,146)

Net increase (decrease)	(706,000)	$(10,129,995)	(941,468)	$(14,320,696)

	SA JPMorgan Diversified Balanced Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	169,423	$3,234,496	217,196	$4,297,779	39,165	$747,834	49,254	$988,463
Reinvested dividends	287,000	5,306,629	310,892	5,707,970	40,536	748,300	48,052	880,320
Shares redeemed	(565,569)	(10,797,237)	(621,213)	(12,248,167)	(142,292)	(2,729,874)	(99,740)	(1,965,486)

Net increase (decrease)	(109,146)	$(2,256,112)	(93,125)	$(2,242,418)	(62,591)	$(1,233,740)	(2,434)	$(96,703)

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	1,132,698	$21,415,648	2,156,497	$42,851,737

Reinvested dividends	780,608	14,331,970	745,265	13,593,641

Shares redeemed	(913,774)	(17,242,409)	(1,314,823)	(25,850,008)

Net increase (decrease)	999,532	$18,505,209	1,586,939	$30,595,370

	SA JPMorgan Emerging Markets Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	450,705	$3,632,344	3,709,507	$35,176,224	12,912	$102,328	25,957	$209,512
Reinvested dividends	326,322	2,617,103	365,740	2,775,964	10,851	86,699	9,282	70,169
Shares redeemed	(4,942,861)	(38,917,728)	(9,194,300)	(80,968,640)	(82,354)	(671,971)	(72,836)	(609,888)

Net increase (decrease)	(4,165,834)	$(32,668,281)	(5,119,053)	$(43,016,452)	(58,591)	$(482,944)	(37,597)	$(330,207)

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	1,127,989	$8,944,578	2,827,166	$23,434,648

Reinvested dividends	450,793	3,570,278	371,998	2,789,986

Shares redeemed	(2,731,451)	(21,902,202)	(3,302,549)	(28,048,840)

Net increase (decrease)	(1,152,669)	$(9,387,346)	(103,385)	$(1,824,206)

596

	SA JPMorgan Equity-Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	196,762	$7,128,600	618,520	$22,298,796	14,429	$509,780	24,528	$848,179
Reinvested dividends	2,238,404	78,097,918	2,011,667	69,301,924	26,228	914,302	24,177	832,165
Shares redeemed	(3,536,366)	(127,618,183)	(3,876,454)	(137,754,740)	(45,813)	(1,647,047)	(59,254)	(2,103,376)

Net increase (decrease)	(1,101,200)	$(42,391,665)	(1,246,267)	$(46,154,020)	(5,156)	$(222,965)	(10,549)	$(423,032)

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	345,662	$12,403,953	325,784	$11,490,781

Reinvested dividends	621,255	21,545,123	537,377	18,410,530

Shares redeemed	(854,549)	(30,556,086)	(1,059,845)	(37,784,776)

Net increase (decrease)	112,368	$3,392,990	(196,684)	$(7,883,465)

	SA JPMorgan Global Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	80,200	$1,537,749	554,530	$11,380,845	17,855	$327,080	11,856	$254,348

Reinvested dividends	1,869,003	33,866,336	3,580,281	69,421,642	19,226	347,607	31,785	614,722

Shares redeemed	(6,679,888)	(126,665,170)	(3,496,558)	(80,004,357)	(41,233)	(783,858)	(39,745)	(889,419)

Net increase (decrease)	(4,730,685)	$(91,261,085)	638,253	$798,130	(4,152)	$(109,171)	3,896	$(20,349)

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	220,775	$4,169,018	206,375	$4,356,259

Reinvested dividends	198,410	3,561,459	284,977	5,480,120

Shares redeemed	(272,676)	(5,173,996)	(313,666)	(6,978,228)

Net increase (decrease)	146,509	$2,556,481	177,686	$2,858,151

	SA JP Morgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	20,925,253	$195,965,336	10,618,331	$93,619,895	84,875	$771,341	102,409	$896,091
Reinvested dividends	3,302,228	30,215,385	2,763,967	23,493,719	23,019	209,929	22,588	191,320
Shares redeemed	(14,806,935)	(136,722,541)	(16,622,579)	(145,116,019)	(168,822)	(1,545,441)	(230,491)	(1,997,719)

Net increase (decrease)	9,420,546	$89,458,180	(3,240,281)	$(28,002,405)	(60,928)	$(564,171)	(105,494)	$(910,308)

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	11,807,985	$106,369,186	7,397,658	$64,243,305

Reinvested dividends	2,670,004	24,190,238	2,447,061	20,604,251

Shares redeemed	(10,631,098)	(96,520,920)	(24,236,130)	(209,333,865)

Net increase (decrease)	3,846,891	$34,038,504	(14,391,411)	$(124,486,309)

597

	SA JPMorgan Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	138,294	$2,713,354	1,917,230	$38,080,514	36,706	$678,372	27,027	$482,608
Reinvested dividends	1,004,616	18,736,095	1,493,749	25,662,610	70,761	1,263,077	109,786	1,814,770
Shares redeemed	(1,656,666)	(32,191,177)	(1,665,816)	(31,626,599)	(172,148)	(3,194,517)	(112,520)	(2,053,545)

Net increase (decrease)	(513,756)	$(10,741,728)	1,745,163	$32,116,525	(64,681)	$(1,253,068)	24,293	$243,833

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	889,144	$16,213,631	1,049,897	$17,634,841

Reinvested dividends	812,029	14,096,826	1,149,049	18,545,657

Shares redeemed	(1,875,119)	(33,755,877)	(1,822,880)	(32,940,651)

Net increase (decrease)	(173,946)	$(3,445,420)	376,066	$3,239,847

	SA Large Cap Growth Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the period May 1, 2018* to January 31, 2019		For the year ended January 31, 2020		For the period May 1, 2018* to January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	815,008	$14,621,641	17,360,233	$265,342,106	348,599	$6,113,856	44,758	$693,349

Reinvested dividends	9,772	174,243	172,093	2,519,442	121	2,148	257	3,760

Shares redeemed	(2,636,592)	(46,391,957)	(1,564,490)	(24,868,493)	(13,160)	(235,601)	(7,519)	(107,592)

Net increase (decrease)	(1,811,812)	$(31,596,073)	15,967,836	$242,993,055	335,560	$5,880,403	37,496	$589,517

	SA Large Cap Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	10,418,208	$248,154,303	16,110,686	$368,098,318	428,743	$10,310,530	402,488	$9,259,559

Reinvested dividends	280,022	6,980,937	5,690,194	123,477,582	2,016	50,211	32,761	712,771
Shares redeemed	(10,180,534)	(245,727,041)	(17,887,432)	(406,706,347)	(133,944)	(3,216,867)	(170,288)	(3,655,122)

Net increase (decrease)	517,696	$9,408,199	3,913,448	$84,869,553	296,815	$7,143,874	264,961	$6,317,208

	SA Large Cap Value Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the period May 1, 2018* to January 31, 2019		For the year ended January 31, 2020		For the period May 1, 2018* to January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,951,525	$34,025,969	16,466,933	$246,914,898	304,577	$5,019,175	96,289	$1,416,126

Reinvested dividends	15,572	270,335	368,298	5,124,958	216	3,753	781	10,888

Shares redeemed	(2,445,005)	(40,694,488)	(1,099,857)	(16,818,557)	(51,340)	(842,430)	(10,450)	(148,006)

Net increase (decrease)	(477,908)	$(6,398,184)	15,735,374	$235,221,299	253,453	$4,180,498	86,620	$1,279,008

	SA Legg Mason BW Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,193,436	$46,241,841	543,381	$11,854,023	43,327	$902,110	23,192	$478,362
Shares issued in merger@	—	—	690,557	14,152,232	—	—	82,408	1,689,873
Reinvested dividends	4,471,560	90,459,667	4,222,947	87,837,299	226,202	4,578,320	220,898	4,596,884
Shares redeemed	(5,073,575)	(105,645,695)	(5,483,624)	(120,243,333)	(340,612)	(7,090,269)	(369,579)	(8,081,661)

Net increase (decrease)	1,591,422	$31,055,813	(26,739)	$(6,399,779)	(71,083)	$(1,609,839)	(43,081)	$(1,316,542)

*	Commencement of operations
@	See Note 13

598

	SA Legg Mason BW Large Cap Value Portfolio
	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	206,746	$4,282,745	1,048,361	$21,300,653

Shares issued in merger@	—	—	1,192,667	24,319,938

Reinvested dividends	2,483,343	49,964,867	2,376,181	49,186,944

Shares redeemed	(4,099,267)	(84,844,570)	(4,165,579)	(91,555,041)

Net increase (decrease)	(1,409,178)	$(30,596,958)	451,630	$3,252,494

	SA Legg Mason Tactical Opportunities Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	64	$679	1,578	$16,237	1,634,910	$17,320,667	2,118,886	$21,725,225
Reinvested dividends	229	2,529	235	2,282	73,992	816,881	49,413	478,124
Shares redeemed	(107)	(1,145)	(1,133)	(11,704)	(71,901)	(760,246)	(116,434)	(1,199,070)

Net increase (decrease)	186	$2,063	680	$6,815	1,637,001	$17,377,302	2,051,865	$21,004,279

	SA MFS Blue Chip Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	260,112	$3,512,613	9,486,350	$135,041,835	9,855	$130,327	14,890	$203,374

Reinvested dividends	4,908,730	62,488,130	3,442,398	44,647,902	26,635	338,001	20,012	258,559

Shares redeemed	(7,239,366)	(97,696,267)	(7,795,923)	(107,069,046)	(58,623)	(783,343)	(46,802)	(645,059)

Net increase (decrease)	(2,070,524)	$(31,695,524)	5,132,825	$72,620,691	(22,133)	$(315,015)	(11,900)	$(183,126)

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	489,398	$6,548,934	1,183,984	$14,885,010

Reinvested dividends	1,123,250	14,141,723	737,740	9,472,582

Shares redeemed	(1,649,480)	(21,876,250)	(1,941,857)	(26,504,601)

Net increase (decrease)	(36,832)	$(1,185,593)	(20,133)	$(2,147,009)

	SA MFS Massachusetts Investors Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	29,733	$716,242	298,962	$7,222,285	1,501	$35,519	23,274	$573,326
Reinvested dividends	3,432,161	78,047,340	2,712,074	61,916,654	42,376	964,893	35,488	810,908
Shares redeemed	(4,292,412)	(104,079,607)	(6,259,886)	(152,447,229)	(61,508)	(1,503,625)	(90,146)	(2,221,959)

Net increase (decrease)	(830,518)	$(25,316,025)	(3,248,850)	$(83,308,290)	(17,631)	$(503,213)	(31,384)	$(837,725)

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	136,967	$3,341,166	590,752	$12,817,825

Reinvested dividends	1,905,511	43,121,724	1,549,479	35,219,651

Shares redeemed	(2,998,480)	(72,321,511)	(2,695,269)	(65,661,769)

Net increase (decrease)	(956,002)	$(25,858,621)	(555,038)	$(17,624,293)

@	See Note 13

599

	SA MFS Total Return Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	188,115	$3,564,545	121,103	$2,243,361	15,500	$292,156	7,202	$133,470
Reinvested dividends	464,947	8,680,562	739,409	13,161,473	62,916	1,176,534	108,554	1,934,430
Shares redeemed	(1,292,249)	(24,408,774)	(1,501,677)	(28,230,421)	(239,429)	(4,510,494)	(230,458)	(4,327,892)

Net increase (decrease)	(639,187)	$(12,163,667)	(641,165)	$(12,825,587)	(161,013)	$(3,041,804)	(114,702)	$(2,259,992)

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	1,215,844	$22,801,585	1,410,229	$26,507,664
Reinvested dividends	885,801	16,502,481	1,323,302	23,501,842
Shares redeemed	(1,932,732)	(36,187,463)	(2,616,266)	(48,991,890)

Net increase (decrease)	168,913	$3,116,603	117,265	$1,017,616

	SA Mid Cap Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,641,979	$51,702,826	8,474,861	$95,173,970	683,452	$7,642,421	258,096	$2,950,711
Reinvested dividends	42,768	490,126	925,250	8,967,054	1,280	14,627	9,596	92,951
Shares redeemed	(3,254,167)	(35,908,403)	(1,506,243)	(16,778,445)	(51,162)	(568,122)	(44,401)	(467,149)

Net increase (decrease)	1,430,580	$16,284,549	7,893,868	$87,362,579	633,570	$7,088,926	223,291	$2,576,513

	SA Morgan Stanley International Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	930,451	$9,606,091	1,999,776	$20,896,453	25,535	$259,073	55,286	$578,633
Reinvested dividends	2,018,053	19,918,185	1,302,183	12,670,243	56,333	554,315	36,142	350,212
Shares redeemed	(5,087,596)	(51,004,553)	(6,694,460)	(70,907,357)	(134,529)	(1,350,225)	(197,392)	(2,034,986)

Net increase (decrease)	(2,139,092)	$(21,480,277)	(3,392,501)	$(37,340,661)	(52,661)	$(536,837)	(105,964)	$(1,106,141)

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	589,089	$5,914,094	1,213,869	$12,199,777
Reinvested dividends	816,200	8,015,083	478,734	4,629,355
Shares redeemed	(1,836,448)	(18,322,434)	(2,302,815)	(23,905,550)

Net increase (decrease)	(431,159)	$(4,393,257)	(610,212)	$(7,076,418)

	SA Oppenheimer Main Street Large Cap Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	135,575	$3,109,740	164,121	$3,594,337	1,584	$36,375	12,325	$260,009
Reinvested dividends	1,804,039	38,696,633	1,053,218	22,939,099	19,081	409,479	11,835	257,893
Shares redeemed	(2,077,691)	(47,417,873)	(2,144,016)	(48,547,299)	(42,127)	(959,823)	(30,001)	(676,563)

Net increase (decrease)	(138,077)	$(5,611,500)	(926,677)	$(22,013,863)	(21,462)	$(513,969)	(5,841)	$(158,661)

600

	SA Oppenheimer Main Street Large Cap Portfolio
	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	173,663	$3,993,982	309,209	$6,501,830

Reinvested dividends	548,422	11,708,807	309,638	6,719,142

Shares redeemed	(703,997)	(15,974,686)	(660,842)	(14,855,443)

Net increase (decrease)	18,088	$(271,897)	(41,995)	$(1,634,471)

	SA PIMCO VCP Tactical Balanced Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—	2,316,757	$24,132,026	5,466,394	$62,298,332

Reinvested dividends	63	697	1,997	20,174	651,440	7,204,932	21,668,818	218,204,998

Shares redeemed	—	—	—	—	(10,265,527)	(108,515,794)	(8,896,586)	(103,551,698)

Net increase (decrease)	63	$697	1,997	$20,174	(7,297,330)	$(77,178,836)	18,238,626	$176,951,632

	SA PineBridge High-Yield Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,055,774	$11,610,501	4,550,153	$25,047,098	76,120	$423,026	42,939	$246,094

Reinvested dividends	1,895,850	10,161,756	2,116,050	11,384,353	105,607	566,053	105,131	565,607

Shares redeemed	(11,797,329)	(67,141,318)	(7,355,250)	(41,665,519)	(256,946)	(1,443,257)	(300,009)	(1,682,659)

Net increase (decrease)	(7,845,705)	$(45,369,061)	(689,047)	$(5,234,068)	(75,219)	$(454,178)	(151,939)	$(870,958)

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	4,385,629	$24,320,089	3,846,333	$21,382,498

Reinvested dividends	2,075,270	11,040,438	1,969,693	10,537,859

Shares redeemed	(7,647,723)	(42,417,474)	(8,388,409)	(46,749,676)

Net increase (decrease)	(1,186,824)	$(7,056,947)	(2,572,383)	$(14,829,319)

	SA Putnam International Growth and Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,044,207	$10,566,055	1,107,677	$11,277,984	13,550	$135,298	24,048	$235,241
Reinvested dividends	974,918	9,515,197	475,364	4,615,788	30,841	302,860	15,103	147,410
Shares redeemed	(1,687,184)	(16,537,618)	(3,316,964)	(35,891,935)	(72,766)	(720,161)	(102,538)	(1,086,422)

Net increase (decrease)	331,941	$3,543,634	(1,733,923)	$(19,998,163)	(28,375)	$(282,003)	(63,387)	$(703,771)

	SA Putnam International Growth and Income Portfolio
	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	343,511	$3,354,642	1,201,307	$12,090,676

Reinvested dividends	708,695	6,945,209	348,035	3,389,861

Shares redeemed	(1,951,504)	(19,178,308)	(2,297,622)	(24,448,957)

Net increase (decrease)	(899,298)	$(8,878,457)	(748,280)	$(8,968,420)

601

	SA Schroders VCP Global Allocation Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	8,124	$90,093	6,966	$68,072	2,299,826	$25,425,527	4,099,329	$48,261,373

Reinvested dividends	920	10,465	1,108	11,763	1,883,129	21,431,499	5,452,928	57,890,989

Shares redeemed	(11,266)	(128,700)	(4)	(45)	(3,822,695)	(42,367,842)	(4,514,199)	(52,084,264)

Net increase (decrease)	(2,222)	$(28,142)	8,070	$79,790	360,260	$4,489,184	5,038,058	$54,068,098

	SA Small Cap Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,516,589	$39,326,572	7,206,304	$84,979,489	612,969	$6,787,156	303,582	$3,600,514

Reinvested dividends	—	—	997,214	9,775,596	—	—	10,901	106,865

Shares redeemed	(5,736,817)	(62,258,612)	(1,559,516)	(17,980,871)	(66,394)	(737,516)	(88,642)	(988,442)

Net increase (decrease)	(2,220,228)	$(22,932,040)	6,644,002	$76,774,214	546,575	$6,049,640	225,841	$2,718,937

	SA T. Rowe Price Asset Allocation Growth Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	9,214	$101,408	9,561	$99,854	9,178,308	$102,397,071	9,698,251	$100,662,169

Reinvested dividends	440	5,107	268	2,584	287,097	3,340,843	117,706	1,140,111

Shares redeemed	(613)	(6,832)	(2,111)	(22,256)	(433,964)	(4,765,654)	(109,115)	(1,103,537)

Net increase (decrease)	9,041	$99,683	7,718	$80,182	9,031,441	$100,972,260	9,706,842	$100,698,743

	SA T. Rowe Price VCP Balanced Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,200	$14,715	5,324	$67,042	8,559,496	$103,311,752	20,957,949	$262,218,811

Reinvested dividends	779	9,626	1,568	17,964	5,656,131	70,022,900	11,084,782	127,172,190

Shares redeemed	(11,079)	(138,228)	(84)	(983)	(6,011,726)	(72,183,339)	(5,972,293)	(74,222,117)

Net increase (decrease)	(9,100)	$(113,887)	6,808	$84,023	8,203,901	$101,151,313	26,070,438	$315,168,884

	SA Templeton Foreign Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	981,895	$13,235,112	1,846,077	$30,303,153	33,666	$479,274	35,377	$515,485

Reinvested dividends	22,747	328,230	1,663,908	23,097,692	630	9,108	56,143	779,654

Shares redeemed	(2,375,470)	(33,154,462)	(11,046,206)	(182,049,265)	(115,407)	(1,614,602)	(109,603)	(1,757,712)

Net increase (decrease)	(1,370,828)	$(19,591,120)	(7,536,221)	$(128,648,420)	(81,111)	$(1,126,220)	(18,083)	$(462,573)

	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	2,458,444	$34,148,462	2,899,305	$43,581,813

Reinvested dividends	25,575	368,540	2,303,075	31,901,366

Shares redeemed	(5,059,992)	(70,814,318)	(4,620,902)	(73,265,737)

Net increase (decrease)	(2,575,973)	$(36,297,316)	581,478	$2,217,442

602

	SA VCP Dynamic Allocation Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	6	$74	12,113	$173,520	5,943,704	$73,723,406	20,478,637	$281,679,454

Reinvested dividends	645	8,165	4,087	49,385	34,936,115	441,941,852	144,351,280	1,743,798,539

Shares redeemed	(368)	(4,652)	(10,554)	(119,478)	(103,243,624)	(1,309,922,191)	(90,380,414)	(1,232,045,042)

Net increase (decrease)	283	$3,587	5,646	$103,427	(62,363,805)	$(794,256,933)	74,449,503	$793,432,951

	SA VCP Dynamic Strategy Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	79	$1,002	11,910	$169,491	4,295,017	$54,261,367	12,019,845	$163,472,738

Reinvested dividends	539	6,913	3,509	43,005	15,316,340	196,814,965	65,372,770	801,640,615

Shares redeemed	(290)	(3,705)	(9,961)	(113,584)	(54,236,097)	(695,508,725)	(52,396,208)	(712,316,471)

Net increase (decrease)	328	$4,210	5,458	$98,912	(34,624,740)	$(444,432,393)	24,996,407	$252,796,882

	SA VCP Index Allocation Portfolio
	Class 1				Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—	11,985,772	$127,318,367	20,921,434	$220,647,446

Reinvested dividends	88	988	361	3,372	211,979	2,398,542	631,530	5,898,661

Shares redeemed	—	—	—	—	(882,459)	(9,449,252)	(901,786)	(8,619,033)

Net increase (decrease)	88	$988	361	$3,372	11,315,292	$120,267,657	20,651,178	$217,927,074

	SA WellsCap Aggressive Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2020		For the year ended January 31, 2019		For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	53,493	$1,246,543	996,474	$24,463,311	263	$5,922	3,143	$63,891

Reinvested dividends	249,992	5,554,829	595,856	12,113,752	9,168	199,049	21,515	428,588

Shares redeemed	(458,763)	(10,568,196)	(609,878)	(14,282,633)	(24,194)	(548,270)	(16,841)	(393,493)

Net increase (decrease)	(155,278)	$(3,766,824)	982,452	$22,294,430	(14,763)	$(343,299)	7,817	$98,986

	SA WellsCap Aggressive Growth Portfolio
	Class 3
	For the year ended January 31, 2020		For the year ended January 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	440,676	$9,967,563	203,773	$4,190,856

Reinvested dividends	99,960	2,130,159	206,143	4,040,393

Shares redeemed	(316,739)	(6,963,572)	(332,339)	(7,365,658)

Net increase (decrease)	223,897	$5,134,150	77,577	$865,591

*	Commencement of operations

Note 8.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the period ended January 31, 2020:

Portfolio	National Financial Services, LLC	Oppenheimer & Co., Inc.
SA Fidelity Institutional AM® International Growth	$5,878	$—
SA Fidelity Institutional AM® Real Estate	17,249	—
SA Oppenheimer Main Street Large Cap	—	2,028

603

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended January 31, 2020, transactions in these securities were as follows:

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index, Class 1	$—	$—	$554,603	$803,302	$295,000	$(9,549)	$16,737	$1,070,093
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	15,876	—	3,863,638	7,905,927	1,483,669	81,786	607,004	10,974,686
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	10,244	—	2,210,272	4,747,117	1,343,529	63,749	192,473	5,870,082
SunAmerica Series Trust SA International Index Portfolio, Class 1	9,138	—	4,305,081	6,413,223	690,345	(19,441)	735,120	10,743,638
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,485	21,590	3,986,123	5,718,672	828,814	49,093	1,257,873	10,182,947
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	3,134	918,265	1,287,327	287,340	(18,225)	152,104	2,052,131
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	541,569	614,392	469,868	(41,123)	73,744	718,714

	$38,743	$24,724	$16,379,551	$27,489,960	$5,398,565	$106,290	$3,035,055	$41,612,291

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$1,155,943	$933,995	$469,142	$(17,187)	$26,100	$1,629,709
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	10,359	—	2,801,598	4,301,195	871,098	44,573	403,091	6,679,359
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,642	—	1,762,734	2,410,748	777,698	34,597	141,840	3,572,221
SunAmerica Series Trust SA International Index Portfolio, Class 1	11,398	—	6,618,484	5,719,466	740,868	(28,782)	960,172	12,528,472
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	4,477	27,735	6,204,651	5,305,555	994,102	40,687	1,689,938	12,246,729
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	3,952	1,508,041	1,184,410	468,833	(37,157)	218,922	2,405,383
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	1,180,389	1,012,374	758,098	(94,195)	170,679	1,511,149

	$32,876	$31,687	$21,231,840	$20,867,743	$5,079,839	$(57,464)	$3,610,742	$40,573,022

†	Includes reinvestments of distributions paid.

604

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index Portfolio, Class 1	$—	$—	$4,018,437	$4,064,983	$1,431,463	$(112,502)	$137,651	$6,677,106
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	14,908	—	3,055,855	9,071,459	2,817,980	169,439	426,009	9,904,782
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	9,682	—	1,805,941	4,282,693	1,104,435	51,887	182,916	5,219,002
SunAmerica Series Trust SA International Index Portfolio, Class 1	52,684	—	28,762,032	28,573,623	2,551,201	(176,578)	4,409,705	59,017,581
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	18,943	117,363	24,676,625	23,177,271	2,313,011	160,547	7,124,714	52,826,146
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	19,665	6,739,632	5,879,896	1,347,081	(94,364)	958,689	12,136,772
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	4,832,799	4,928,236	2,523,162	(432,686)	797,887	7,603,074

	$96,217	$137,028	$73,891,321	$79,978,161	$14,088,333	$(434,257)	$14,037,571	$153,384,463

†	Includes reinvestments of distributions paid.

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$58,798	$—	$19,311,517	$20,372,955	$4,893,370	$210,126	$2,453,900	$37,455,128
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	37,984	—	11,026,528	12,350,353	4,075,881	193,776	806,357	20,301,133
SunAmerica Series Trust SA International Index Portfolio, Class 1	12,145	—	7,586,345	5,611,950	951,983	(49,086)	1,051,564	13,248,790
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	21,885	135,589	34,221,711	21,106,666	4,971,115	728,767	8,061,105	59,147,134
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	11,637	4,625,423	2,824,924	980,841	32,539	527,226	7,029,271
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	5,421,618	3,170,467	2,632,352	(156,934)	539,195	6,341,994

	$130,812	$147,226	$82,193,142	$65,437,315	$18,505,542	$959,188	$13,439,347	$143,523,450

†	Includes reinvestments of distributions paid.

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$54,192	$—	$17,710,751	$20,180,273	$5,486,223	$256,143	$2,253,713	$34,914,657
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	35,065	—	10,077,640	11,375,145	3,603,327	180,674	763,144	18,793,276
SunAmerica Series Trust SA International Index Portfolio, Class 1	34,627	—	23,858,862	13,927,278	2,738,381	(109,441)	3,092,893	38,031,211
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	50,734	314,326	86,304,122	38,256,581	6,934,143	954,767	20,075,735	138,657,062

605

SA Index Allocation 80/20 Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2020
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	$—	$43,462	$18,884,261	$8,540,707	$3,323,315	$166,917	$1,994,360	$26,262,930
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	11,029,533	5,110,135	5,022,339	(219,473)	953,132	11,850,988

	$174,618	$357,788	$167,865,169	$97,390,119	$27,107,728	$1,229,587	$29,132,977	$268,510,124

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$69,399	$—	$21,100,149	$34,055,959	$13,241,102	$772,844	$2,444,340	$45,132,190
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	45,085	—	11,076,351	16,461,494	4,828,961	236,161	884,955	23,830,000
SunAmerica Series Trust SA International Index Portfolio, Class 1	116,369	—	88,077,986	42,442,466	12,801,284	(504,908)	10,759,833	127,974,093
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	147,893	916,290	258,302,909	101,946,154	16,879,634	2,398,851	59,453,979	405,222,259
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	114,447	50,999,937	20,023,795	7,749,574	418,182	5,282,441	68,974,781
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	29,958,897	16,009,687	13,352,102	(564,046)	2,537,442	34,589,878

	$378,746	$1,030,737	$459,516,229	$230,939,555	$68,852,657	$2,757,084	$81,362,990	$705,723,201

†	Includes reinvestments of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2019	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at January 31, 2020
American International Group, Inc. — Common Stock	$96,532	$—	$3,276,229	$48,750	$35,488	$(2,177)	$526,515	$3,813,829

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2020
American International Group, Inc. — Common Stock	$23,664	$—	$813,545	$15,579	$39,501	$(4,091)	$135,482	$921,014

SA VCP Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31 , 2020
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$2,770	$22,120,756	$349,623,830	$22,123,526	$64,720,566	$(16,213,609)	$73,483,967	$364,297,148
SA DFA Ultra Short Bond Portfolio, Class 1	1,677,477	—	116,536,396	1,677,478	34,029,633	734,039	(254,081)	84,664,199
SA Emerging Market Equity Index, Class 1	—	—	43,353,476	—	5,160,512	(365,281)	893,421	38,721,104

606

SA VCP Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31 , 2020
SA Federated Corporate Bond Portfolio, Class 1	$14,021,665	$—	$376,934,512	$14,021,665	$164,919,905	$1,498,383	$29,175,706	$256,710,361
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	654,854	77,205	27,979,840	732,059	3,096,308	(833,750)	4,145,036	28,926,877
SA Fidelity Institutional International Growth Portfolio, Class 1	827,171	233,019	—	207,860,191	15,602,284	874,049	22,056,339	215,188,295
SA Fixed Income Index Portfolio, Class 1	352,617	—	164,613,719	15,502,618	19,282,328	930,441	15,017,490	176,781,940
SA Fixed Income Intermediate Index Portfolio, Class 1	207,699	—	131,739,450	10,207,699	19,447,458	502,105	7,827,273	130,829,069
SA Franklin Small Company Value Portfolio, Class 1	886,083	13,295,070	89,764,845	16,681,153	10,321,027	(2,564,900)	(2,580,684)	90,979,387
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	264,091	—	—	69,264,091	2,147,553	97,092	2,522,046	69,735,676
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	38,902,411	—	4,928,410	(230,044)	2,743,273	36,487,230
SA International Index Portfolio, Class 1	133,591	—	135,542,585	133,592	15,481,540	1,313,965	12,484,408	133,993,010
SA Invesco Growth Opportunities Portfolio, Class 1	—	14,663,780	109,642,558	14,663,780	12,901,283	(1,049,373)	1,964,072	112,319,754
SA Janus Focused Growth Portfolio, Class 1	22,446	4,727,661	85,412,050	4,750,106	10,321,027	1,790,344	16,527,445	98,158,918
SA JPMorgan Emerging Markets Portfolio, Class 1	1,031,815	—	55,019,307	1,031,814	21,571,196	4,735,872	(5,060,941)	34,154,856
SA JPMorgan Equity-Income Portfolio, Class 1	10,217,399	28,008,326	394,557,079	38,225,724	64,864,361	8,647,919	20,305,087	396,871,448
SA JPMorgan Global Equities Portfolio, Class 1	4,394,078	15,399,626	263,556,499	20,793,704	88,052,399	4,662,633	(7,777,509)	193,182,928
SA JPMorgan MFS Core Bond Portfolio, Class 1	19,112,603	—	570,166,738	153,612,603	78,814,453	2,303,819	35,973,973	683,242,680
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	8,398,250	92,055,201	8,398,249	10,321,026	870,341	15,580,586	106,583,351
SA Large Cap Growth Index Portfolio, Class 1	51,655	44,036	136,499,291	12,095,691	17,545,746	2,325,367	29,322,675	162,697,278
SA Large Cap Index Portfolio, Class 1	436,507	2,704,434	1,026,869,009	3,140,941	136,111,547	47,870,307	154,900,358	1,096,669,068
SA Large Cap Value Index Portfolio, Class 1	72,189	87,679	139,651,183	159,869	27,481,540	2,934,338	20,688,831	135,952,681
SA Legg Mason BW Large Cap Value Portfolio, Class 1	5,410,738	22,124,764	244,488,678	39,535,502	28,382,823	(4,680,355)	7,484,876	258,445,878

607

SA VCP Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31 , 2020
SA MFS Blue Chip Growth Portfolio	$2,173,767	$37,849,343	$360,146,073	$40,023,110	$62,253,183	$15,582,373	$20,363,072	$373,861,445
SA MFS Massachusetts Investors Trust Portfolio, Class 1	3,008,900	37,742,594	321,864,337	40,751,493	56,123,591	8,665,989	15,209,958	330,368,186
SA Mid Cap Index Portfolio, Class 1	—	152,559	86,156,635	152,560	10,321,027	818,325	7,832,985	84,639,478
SA Morgan Stanley International Equities Portfolio, Class 1	5,361,072	8,104,241	225,382,086	14,465,313	39,281,146	2,519,822	9,215,370	212,301,445
SA PineBridge High-Yield Bond Portfolio, Class 1	3,798,334	—	70,942,864	3,798,333	27,016,032	380,622	2,070,562	50,176,349
SA Small Cap Index Portfolio, Class 1	—	—	87,109,818	—	10,321,027	635,165	6,443,783	83,867,739
SA Templeton Foreign Value Portfolio, Class 1	194,069	—	181,070,849	5,694,070	19,611,131	(2,681,112)	3,694,678	168,167,354
SA WellsCap Aggressive Growth Portfolio, Class 1	—	2,949,044	44,341,429	2,949,044	5,160,513	1,404,055	7,403,346	50,937,361
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	906,068	2,822,967	178,631,885	5,729,034	20,642,052	3,498,806	10,571,880	177,789,553
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	19,234,488	—	665,866,268	25,934,489	107,206,672	3,477,030	40,069,113	628,140,228
SA Multi-Managed International Equity Portfolio, Class 1	5,869,193	15,245,614	217,952,881	21,114,807	52,884,726	(1,196,560)	902,998	185,889,400
SA Multi-Managed Large Cap Growth Portfolio, Class 1	952,279	25,117,392	196,470,889	26,069,671	22,706,257	802,722	17,684,618	218,321,643
SA Multi-Managed Large Cap Value Portfolio, Class 1	8,550,735	19,485,580	342,395,722	28,036,315	38,703,848	941,035	22,305,932	354,975,156
SA Multi Managed Mid Cap Growth Portfolio, Class 1	—	9,766,786	90,766,308	9,766,786	10,321,027	1,770,566	8,574,664	100,557,297
SA Multi-Managed Mid Cap Value Portfolio, Class 1	1,769,774	7,067,343	133,532,759	8,837,117	15,481,540	(4,166,032)	9,750,792	132,473,096
SA Multi-Managed Small Cap Portfolio, Class 1	221,902	7,079,622	89,737,801	7,301,524	10,321,026	(379,046)	435,278	86,774,531
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	26,457,218	307,723,913	26,457,219	43,543,336	(407,291)	33,407,210	323,637,715
SA Wellington Real Return Portfolio, Class 1	685,705	—	208,616,113	685,704	47,056,783	(602,709)	11,617,707	173,260,032
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	49,233,679	298,213,276	49,233,679	103,863,682	5,034,558	(3,925,982)	244,691,849

608

SA VCP Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31 , 2020
SA Wellington Government and Quality Bond Portfolio, Class 1	$14,135,503	$—	$495,097,863	$119,935,503	$57,729,117	$503,320	$26,761,889	$584,569,458

	$126,639,237	$380,958,588	$9,194,928,426	$1,091,547,826	$1,616,052,641	$92,755,340	$707,813,500	$9,470,992,451

†	Includes reinvestments of distributions paid.

SA VCP Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2020
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$1,518	$12,125,779	$200,760,323	$12,332,709	$54,339,853	$1,500,595	$30,792,769	$191,046,543
SA AB Small & Mid Cap Value Portfolio, Class 1	—	1,236,545	80,737,104	8,931,123	9,480,332	(2,764,222)	4,093,506	81,517,179
SA DFA Ultra Short Bond Portfolio, Class 1	666,821	—	40,363,973	5,701,950	9,282,179	169,565	(59,488)	36,893,821
SA Dogs of Wall Street Portfolio, Class 1	3,914,719	9,497,134	151,040,158	13,582,065	18,926,595	1,074,554	4,549,104	151,319,286
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	29,014,332	27,022	2,708,665	(193,899)	556,616	26,695,406
SA Federated Corporate Bond Portfolio, Class 1	4,923,651	—	133,250,253	6,031,742	62,802,737	363,742	10,388,011	87,231,011
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	666,106	78,532	28,143,098	771,660	5,708,666	(405,839)	3,648,718	26,448,971
SA Fidelity Institutional International Growth Portfolio, Class 1	283,206	79,781	—	73,329,055	7,834,905	456,014	7,817,984	73,768,148
SA Fixed Income Index Portfolio, Class 1	157,424	—	82,820,858	249,301	17,960,479	1,106,211	6,719,683	72,935,574
SA Fixed Income Intermediate Index Portfolio, Class 1	103,889	—	65,514,880	8,168,744	9,265,996	235,797	3,945,434	68,598,859
SA Franklin Small Company Value Portfolio, Class 1	326,014	4,891,612	34,117,129	5,258,159	4,063,000	(1,161,550)	(698,179)	33,452,559
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	188,075	—	—	49,441,920	1,370,285	57,754	1,620,433	49,749,822
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	50,426,974	32,427	17,234,151	(272,699)	3,534,470	36,487,021
SA International Index Portfolio, Class 1	68,488	—	69,627,273	149,555	8,125,999	688,919	6,388,799	68,728,547
SA Invesco Growth Opportunities Portfolio, Class 1	—	3,134,125	23,399,929	3,161,148	2,708,666	(417,526)	609,294	24,044,179

609

SA VCP Dynamic Strategy Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2020
SA Janus Focused Growth Portfolio, Class 1	$36,439	$7,674,976	$131,537,604	$16,294,672	$21,827,296	$3,598,178	$25,061,509	$154,664,667
SA JPMorgan Emerging Markets Portfolio, Class 1	447,986	—	23,040,198	464,200	8,620,679	(1,902,642)	1,850,190	14,831,267
SA JPMorgan Equity-Income Portfolio, Class 1	5,793,402	15,881,097	223,446,087	21,923,086	31,994,394	4,836,699	11,380,787	229,592,265
SA JPMorgan Global Equities Portfolio, Class 1	2,144,847	7,516,898	118,833,352	9,764,430	32,869,369	751,283	(2,133,046)	94,346,650
SA JPMorgan MFS Core Bond Portfolio, Class 1	6,975,344	—	250,469,799	29,745,569	41,786,664	1,286,765	16,575,190	256,290,659
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	5,258,377	59,656,537	5,325,933	10,871,665	2,152,718	8,439,515	64,703,038
SA Large Cap Growth Index Portfolio, Class 1	34,157	29,119	90,473,390	152,500	25,301,935	3,930,670	15,805,016	85,059,641
SA Large Cap Index Portfolio, Class 1	198,003	1,226,752	465,893,229	1,965,154	55,993,335	18,523,656	73,440,454	503,829,158
SA Large Cap Value Index Portfolio, Class 1	38,965	47,325	75,208,655	30,207,742	8,882,337	763,429	12,208,226	109,505,715
SA Legg Mason BW Large Cap Value Portfolio, Class 1	3,593,077	14,692,262	170,013,011	36,496,035	19,332,937	(3,914,319)	6,025,699	189,287,489
SA MFS Blue Chip Growth, Class 1	929,322	16,181,224	149,070,402	17,272,712	26,959,990	870,413	13,500,739	153,754,276
SA MFS Massachusetts Investors Trust Portfolio, Class 1	2,271,963	28,498,713	242,188,613	31,040,901	40,086,662	4,190,511	13,746,455	251,079,818
SA Mid Cap Index Portfolio, Class 1	—	83,436	46,953,201	137,481	5,417,332	428,663	4,291,624	46,393,637
SA Morgan Stanley International Equities Portfolio, Class 1	959,132	1,449,904	37,663,538	2,449,569	4,062,999	(305,731)	2,297,738	38,042,115
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	3,078,548	27,247,861	240,075,322	30,596,633	37,086,662	8,225,510	10,369,188	252,179,991
SA PineBridge High-Yield Bond Portfolio, Class 1	1,362,785	—	30,167,959	1,381,701	14,698,411	231,773	970,616	18,053,638
SA Putnam International Growth and Income Portfolio, Class 1	2,122,724	3,628,866	83,425,706	7,846,170	9,480,332	(32,060)	2,285,016	84,044,500
SA Small Cap Index Portfolio, Class 1	—	—	46,260,646	54,045	5,417,332	331,223	3,426,372	44,654,954
SA Templeton Foreign Value Portfolio, Class 1	134,161	—	120,921,896	7,869,273	13,543,330	(2,567,529)	3,464,951	116,145,261
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	376,185	1,172,050	95,020,159	1,629,402	31,949,522	1,549,836	5,841,668	72,091,543

610

SA VCP Dynamic Strategy Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2020
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	$5,210,826	$—	$126,034,647	$66,755,387	$15,972,080	$586,990	$7,226,453	$184,631,397
SA Multi-Managed International Equity Portfolio, Class 1	2,767,830	7,189,621	117,189,641	10,054,733	39,645,375	1,369,654	(1,167,120)	87,801,533
SA Multi-Managed Large Cap Growth Portfolio, Class 1	750,905	19,805,949	154,770,710	20,732,500	17,606,331	2,016,301	12,558,489	172,471,669
SA Multi-Managed Large Cap Value Portfolio, Class 1	6,381,909	14,543,218	255,316,594	21,208,862	28,440,995	(2,347,939)	19,686,590	265,423,112
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	7,549,088	71,958,049	7,624,772	9,956,261	1,287,462	6,971,200	77,885,222
SA Multi-Managed Mid Cap Value Portfolio, Class 1	555,099	2,216,712	42,352,356	12,825,857	5,417,332	(1,565,526)	3,349,377	51,544,732
SA Multi-Managed Small Cap Portfolio, Class 1	268,691	8,572,370	133,414,482	8,949,250	38,462,877	(1,091,350)	2,683,931	105,493,436
SA Wellington Real Return Portfolio, Class 1	244,031	—	75,450,868	308,885	17,963,612	(242,436)	4,222,531	61,776,236
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	5,726,164	33,312,310	5,726,304	37,448,415	(7,842,040)	6,251,841	—
SA Wellington Government & Quality Bond Portfolio, Class 1	4,591,326	—	150,313,188	66,341,292	17,930,341	383,551	8,011,948	207,119,638

	$62,567,568	$227,235,490	$4,849,648,433	$660,313,630	$906,839,310	$35,941,129	$382,550,301	$5,021,614,183

†	Includes reinvestments of distributions paid.

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2019	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$96,091	$—	$30,714,090	$32,718,032	$6,486,409	$391,752	$3,990,364	$61,327,829
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	62,051	—	19,383,142	18,301,421	6,576,221	310,072	1,432,275	32,850,689
SunAmerica Series Trust SA International Index Portfolio, Class 1	32,150	—	22,297,681	13,590,714	3,719,225	(359,185)	3,088,639	34,898,624
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	54,194	335,768	86,220,306	47,626,160	9,067,184	565,152	21,405,943	146,750,377
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	38,160	15,079,247	8,323,311	2,286,758	(63,292)	1,886,059	22,938,567
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	11,696,315	6,546,126	5,270,647	(758,387)	1,582,275	13,795,682

	$244,486	$373,928	$185,390,781	$127,105,764	$33,406,444	$86,112	$33,385,555	$312,561,768

†	Includes reinvestments of distributions paid.

611

At January 31, 2020, the following affiliates owned outstanding shares of the following Portfolios:

	Portfolio
Holder	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock VCP Global Multi Asset	SA Columbia Technology	SA DFA Ultra Short Bond	SA Dogs of Wall Street	SA Emerging Markets Equity Index	SA Federated Corporate Bond	SA Fidelity Institutional AM® International Growth
USL	2.54%	4.04%	9.88%	5.59%	3.96%	2.81%	0.17%	3.71%	0.02%
AGL	61.43%	79.04%	86.23%	92.86%	62.23%	54.63%	3.28%	68.41%	0.46%
VALIC	0.11%	0.22%	3.89%	1.55%	0.32%	0.71%	0.03%	0.36%	—
Seasons Series Trust Allocation Balanced Portfolio	0.24%	—	—	—	0.43%	—	1.65%	0.67%	1.26%
Seasons Series Trust Allocation Growth Portfolio	0.41%	—	—	—	0.07%	—	2.83%	0.28%	1.78%
Seasons Series Trust Allocation Moderate Growth Portfolio	0.73%	—	—	—	0.57%	—	5.12%	0.75%	3.01%
Seasons Series Trust Allocation Moderate Portfolio	0.41%	—	—	—	0.39%	—	2.75%	0.60%	1.83%
SAST SunAmerica VCP Dynamic Allocation Portfolio	22.28%	—	—	—	22.31%	—	43.58%	18.82%	68.24%
SAST SunAmerica VCP Dynamic Strategy Portfolio	11.68%	16.70%	—	—	9.72%	41.85%	30.05%	6.40%	23.40%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	1.20%	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	1.83%	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	7.51%	—	—

	Portfolio
Holder	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Franklin U.S. Equity Smart Beta	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
USL	3.84%	0.55%	0.58%	2.82%	0.04%	10.52%	7.14%	7.94%	5.83%
AGL	73.17%	4.44%	5.05%	55.81%	0.29%	86.94%	88.26%	88.48%	75.46%
VALIC	0.07%	0.29%	0.10%	0.16%	—	2.54%	4.60%	3.58%	0.59%
Seasons Series Trust Allocation Balanced Portfolio	0.37%	2.52%	3.50%	0.30%	1.18%	—	—	—	—
Seasons Series Trust Allocation Growth Portfolio	0.61%	1.10%	1.31%	0.53%	1.65%	—	—	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	1.16%	3.33%	3.71%	1.05%	3.16%	—	—	—	—

612

	Portfolio
Holder	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin Small Company Value	SA Franklin U.S. Equity Smart Beta	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
Seasons Series Trust Allocation Moderate Portfolio	0.68%	2.86%	3.47%	0.53%	1.76%	—	—	—	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	10.50%	32.92%	34.73%	28.37%	53.65%	—	—	—	9.06%
SAST SunAmerica VCP Dynamic Strategy Portfolio	9.60%	13.58%	18.22%	10.43%	38.27%	—	—	—	9.06%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	6.97%	5.39%	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	6.50%	4.99%	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	8.40%	6.33%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	11.42%	8.72%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	2.04%	1.56%	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	1.24%	0.95%	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	1.84%	1.39%	—	—	—	—	—	—

	Portfolio
Holder	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco VCP Equity- Income	SA Janus Focused Growth
USL	7.89%	13.24%	14.25%	8.48%	0.06%	2.59%	10.69%	1.95%
AGL	88.69%	82.61%	81.94%	86.59%	1.05%	51.94%	87.80%	37.07%
VALIC	3.42%	4.15%	3.81%	4.93%	0.04%	0.06%	1.51%	0.16%
Seasons Series Trust Allocation Balanced Portfolio	—	—	—	—	0.29%	0.22%	0.00%	0.31%
Seasons Series Trust Allocation Growth Portfolio	—	—	—	—	1.20%	0.43%	0.00%	0.65%
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	—	—	1.97%	0.77%	—	1.13%
Seasons Series Trust Allocation Moderate Portfolio	—	—	—	—	0.83%	0.40%	—	0.62%
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	—	—	—	25.38%	35.90%	—	22.56%
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	—	—	—	13.01%	7.69%	—	35.55%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	2.51%	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	7.21%	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	24.25%	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	6.61%	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	2.04%	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	2.37%	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	11.18%	—	—	—

613

	Portfolio
Holder	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index
USL	6.60%	3.55%	1.57%	0.83%	2.68%	2.89%	0.18%	0.06%
AGL	92.61%	68.69%	35.55%	21.54%	47.05%	54.58%	2.44%	1.42%
VALIC	0.79%	0.24%	0.14%	0.01%	0.26%	0.11%	0.16%	0.03%
Seasons Series Trust Allocation Balanced Portfolio	—	0.49%	0.53%	—	1.06%	0.35%	1.24%	0.33%
Seasons Series Trust Allocation Growth Portfolio	—	1.20%	1.00%	—	0.34%	0.70%	2.14%	0.65%
Seasons Series Trust Allocation Moderate Growth Portfolio	—	2.06%	1.78%	—	1.44%	1.18%	3.21%	1.18%
Seasons Series Trust Allocation Moderate Portfolio	—	1.05%	0.93%	—	1.08%	0.64%	1.63%	0.62%
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	15.84%	37.06%	52.15%	33.52%	24.61%	58.44%	43.29%
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	6.88%	21.44%	25.47%	12.57%	14.94%	30.56%	19.88%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	2.33%
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	5.47%
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	15.99%
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	5.79%
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	—	0.40%
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	0.48%
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—	2.08%

	Portfolio
Holder	SA Large Cap Value Index	SA Legg Mason BW Large Cap Value	SA Legg Mason Tactical Opportunities	SA MFS Blue Chip Growth	SA MFS Massachusetts	SA MFS Total Return	SA Mid Cap Index
USL	0.23%	2.39%	3.24%	1.08%	1.69%	3.18%	0.17%
AGL	2.04%	62.57%	96.02%	19.73%	40.64%	96.56%	3.13%
VALIC	0.05%	0.07%	0.74%	0.15%	0.15%	0.26%	0.20%
Seasons Series Trust Allocation Balanced Portfolio	1.08%	0.31%	—	0.67%	—	—	0.46%
Seasons Series Trust Allocation Growth Portfolio	1.97%	0.57%	—	1.25%	—	—	0.91%
Seasons Series Trust Allocation Moderate Growth Portfolio	3.43%	1.01%	—	2.35%	—	—	1.58%
Seasons Series Trust Allocation Moderate Portfolio	1.83%	0.53%	—	1.26%	—	—	0.85%
SAST SunAmerica VCP Dynamic Allocation Portfolio	49.50%	18.79%	—	52.09%	32.68%	—	28.76%
SAST SunAmerica VCP Dynamic Strategy Portfolio	39.87%	13.76%	—	21.42%	24.84%	—	15.76%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	2.39%
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	8.92%
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	23.44%
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	7.79%
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	0.70%
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	0.82%
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	4.12%

614

	Portfolio
Holder	SA Morgan Stanley International Equities	SA Oppenheimer Main Street Large Cap	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth
USL	1.79%	1.39%	9.77%	2.90%	2.76%	10.56%	0.34%	6.60%
AGL	35.59%	31.41%	88.10%	66.44%	54.36%	86.50%	3.54%	92.65%
VALIC	0.19%	0.28%	2.13%	0.45%	0.03%	2.94%	0.19%	0.75%
Seasons Series Trust Allocation Balanced Portfolio	0.99%	1.06%	—	1.78%	1.08%	—	0.84%	—
Seasons Series Trust Allocation Growth Portfolio	1.75%	1.93%	—	0.66%	2.15%	—	1.50%	—
Seasons Series Trust Allocation Moderate Growth Portfolio	3.18%	3.32%	—	2.38%	3.72%	—	2.55%	—
Seasons Series Trust Allocation Moderate Portfolio	1.62%	1.91%	—	1.91%	1.88%	—	1.35%	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	46.55%	—	—	17.27%	—	—	36.70%	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	8.34%	58.70%	—	6.21%	34.02%	—	19.54%	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	2.78%	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	5.19%	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	15.14%	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	6.04%	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	0.31%	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	0.66%	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	3.33%	—

Portfolio
Holder	SA T. Rowe Price VCP Balanced	SA Templeton Foreign Value	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation	SA WellCap Aggressive Growth
USL	8.53%	2.59%	8.12%	9.48%	9.59%	3.43%
AGL	89.35%	57.88%	91.21%	89.45%	85.96%	59.76%
VALIC	2.12%	0.09%	0.67%	1.07%	4.45%	0.38%
Seasons Series Trust Allocation Balanced Portfolio	—	—	—	—	—	—
Seasons Series Trust Allocation Growth Portfolio	—	—	—	—	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	—	—	—	—
Seasons Series Trust Allocation Moderate Portfolio	—	—	—	—	—	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	23.33%	—	—	—	36.43%
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	16.11%	—	—	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—

The affiliated funds (SAST and Seasons Series Trust) do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the affiliated within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

Note 9.  Investment Concentration

Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are

615

typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Emerging Markets Equity Index, SA Fidelity Institutional AM® International Growth, SA Goldman Sachs Global Bond, SA International Index, SA JPMorgan Emerging Markets, SA Morgan Stanley International Equities, SA Putnam International Growth and Income and SA Templeton Foreign Value Portfolios.

The SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Fixed Income Index, SA Fixed Income Intermediate Index, SA JP Morgan Diversified Balanced, SA JPMorgan MFS Core Bond, SA MFS Total Return and SA PIMCO VCP Tactical Balanced Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.

SA Fidelity Institutional AM® Real Estate Portfolio invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

SA Columbia Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

Note 10.  Line of Credit

The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the period ended January 31, 2020, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA Columbia Technology	5	$193	$372,774	3.73%
SA Dogs of Wall Street	13	821	654,809	3.62
SA Federated Corporate Bond	8	3,535	4,456,250	3.58
SA Fidelity Institutional AM® International Growth	7	1,447	2,475,000	2.94
SA Fidelity Institutional AM® Real Estate	4	1,277	3,393,750	3.21
SA Goldman Sachs Global Bond	6	1,141	1,915,000	3.49
SA Invesco Growth Opportunities	1	88	875,000	3.64
SA Janus Focused Growth	1	65	800,000	2.93
SA JPMorgan Diversified Balanced	1	237	2,325,000	3.67
SA JPMorgan Emerging Markets	63	13,216	2,096,892	3.55
SA JPMorgan Equity-Income	1	577	7,100,000	2.93
SA JPMorgan Global Equities	10	12,925	10,980,000	3.69
SA JPMorgan MFS Core Bond	5	1,098	2,225,000	3.51
SA Large Cap Growth Index	175	5,143	309,867	3.45
SA Large Cap Value Index	120	2,860	248,221	3.50
SA Legg Mason BW Large Cap Value	3	846	3,425,000	2.96
SA MFS Blue Chip Growth	7	700	1,164,286	3.11

616

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA MFS Massachusetts Investors Trust	10	$2,448	$2,590,000	3.37%
SA Oppenheimer Main Street Large Cap	2	773	4,750,000	2.93
SA Putnam International Growth and Income	17	612	430,882	3.08
SA Small Cap Index	1	943	2,325,000	3.69

As of January 31, 2020, there were no outstanding borrowings.

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended January 31, 2020, none of the Portfolios participated in this program.

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the period ended January 31, 2020, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
SA Federated Corporate Bond	$1,363,358	$3,218,347	$91,686
SA Invesco Growth Opportunities	6,872,002	11,141,097	1,504,699
SA MFS Blue Chip Growth	2,664,065	2,379,104	(306,496)
SA MFS Massachusetts Investors Trust	233,849	2,937,870	(643,205)
SA MFS Total Return	393,148	156,196	(29,613)
SA Oppenheimer Main Street Large Cap	5,350,713	26,379,906	6,281,759
SA T. Rowe Price Asset Allocation Growth	61,004	4,480	(2,594)
SA T. Rowe Price VCP Balanced	475,843	40,367	(26,382)

Note 13.  Portfolio Mergers

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA MFS Telecom Utility Portfolio, a series of SunAmerica Series Trust, were transferred in a tax-free exchange to the SA Legg Mason BW Large Cap Value Portfolio, in exchange for shares of the SA Legg Mason BW Large Cap Value Portfolio. The reorganization was consummated on October 19, 2018. The acquiring portfolio acquired all of the assets and liabilities of the target Portfolio as shown in the table below.

Class 1 shares of the SA MFS Telecom Utility Portfolio were exchanged tax-free for Class 1 shares of the SA Legg Mason BW Large Cap Value Portfolio at an exchange ratio of 0.6345 to 1. Class 2 shares of the SA MFS Telecom Utility Portfolio were exchanged tax-free for Class 2 shares of the SA Legg Mason BW Large Cap Value Portfolio at an exchange ratio of 0.6369 to 1. Class 3 shares of the SA MFS Telecom Utility Portfolio were exchanged tax-free for Class 3 shares of the SA Legg Mason BW Large Cap Value Portfolio at an exchange ratio of 0.6375 to 1. Shares of the SA Legg Mason BW Large Cap Value Portfolio issued in connection with the acquisition of SA MFS Telecom Utility Portfolio were 1,965,633 with the value of $40,162,043. The assets in the investment portfolio of SA MFS Telecom Utility Portfolio with the value of $933,486 and identified cost of $875,765 as of the date of reorganization, were the principal assets acquired by the SA Legg Mason BW Large Cap Value Portfolio. For financial statement purposes, assets received and shares issued by SA Legg Mason BW Large Cap Value Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the SA Legg Mason BW Large Cap Value Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Portfolio
SA MFS Telecom Utility Portfolio				$57,721
Class 1	1,088,306	$14,152,231	$13.00
Class 2	129,391	1,689,873	13.06
Class 3	1,870,867	24,319,939	13.00

617

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Acquiring Portfolio SA Legg Mason BW Large Cap Value Portfolio				$242,590,213
Class 1	41,858,157	$857,838,274	$20.49
Class 2	2,219,068	45,504,203	20.51
Class 3	24,022,498	489,848,033	20.39

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Post Reorganization SA Legg Mason BW Large Cap Value Portfolio				$242,647,934
Class 1	42,548,714	$871,990,505	$20.49
Class 2	2,301,476	47,194,076	20.51
Class 3	25,215,165	514,167,972	20.39

Assuming the reorganization had been completed on February 1, 2018, the beginning of the annual reporting period for the acquiring portfolio, the unaudited pro forma results of operations for the period ended January 31, 2019, are as follows:

Net investment income (loss)	$25,977,777
Net realized/unrealized gains (losses)	(119,156,991)

Change in net assets results from operations	$(93,179,214)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since October 19, 2018.

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SunAmerica Series Trust SA Boston Company Capital Growth Portfolio, SunAmerica Series Trust SA WellsCap Fundamental Growth, Anchor Series Trust SA Wellington Growth Portfolio, Anchor Series Trust SA Wellington Growth and Income Portfolio, Anchor Series Trust SA Wellington Natural Resource Portfolio and Season Series Trust SA Columbia Focused Growth Portfolio were transferred in a tax-free exchange to the SunAmerica Series Trust SA AB Growth Portfolio, in exchange for shares of SunAmerica Series Trust SA AB Growth Portfolio. The reorganization was consummated on October 19, 2018. The acquiring portfolio acquired all of the assets and liabilities of the target Portfolio as shown in the table below.

Class 1 shares of SunAmerica Series Trust SA Boston Company Capital Growth Portfolio were exchanged tax-free for Class 1 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.2741 to 1. Class 2 shares of the SunAmerica Series Trust SA Boston Company Capital Portfolio were exchanged tax-free for Class 2 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.2704 to 1. Class 3 shares of the of SunAmerica Series Trust SA Boston Company Capital Growth Portfolio were exchanged tax-free for Class 3 shares of SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.2698 to 1. Shares of SunAmerica Series Trust SA AB Growth Portfolio issued in connection with the acquisition of the SunAmerica Series Trust SA Boston Company Capital Growth Portfolio were 7,033,812 with the value of $296,635,733. The assets in the investment portfolio of the SunAmerica Series Trust SA Boston Company Capital Growth Portfolio with the value of $98,502,281 and identified cost of $76,183,190 as of the date of reorganization, were the principal assets acquired by the SunAmerica Series Trust SA AB Growth Portfolio. For financial statement purposes, assets received and shares issued by the SunAmerica Series Trust SA AB Growth Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the SunAmerica Series Trust SA AB Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class 1 shares of SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio were exchanged tax-free for Class 1 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.3428 to 1. Class 2 shares of the SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio were exchanged tax-free for Class 2 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.3278 to 1. Class 3 shares of the of SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio were exchanged tax-free for Class 3 shares of SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.3190 to 1. Shares of SunAmerica Series Trust SA AB Growth Portfolio issued in connection with the acquisition of the SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio were 2,940,740 with the value of $123,139,987. The assets in the investment portfolio of the SunAmerica Series Trust SA WellsCap Fundamental Growth Portfolio with the value of $36,028,261 and identified cost of $23,388,734 as of the date of reorganization, were the principal assets acquired by the SunAmerica Series Trust SA AB Growth Portfolio. For financial statement purposes, assets received and shares issued by the SunAmerica Series Trust SA AB Growth Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the SunAmerica Series Trust SA AB Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

618

Class 1 shares of Anchor Series Trust SA Wellington Growth Portfolio were exchanged tax-free for Class 1 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.4644 to 1. Class 2 shares of the Anchor Series Trust SA Wellington Growth Portfolio were exchanged tax-free for Class 2 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.4701 to 1. Class 3 shares of the Anchor Series Trust SA Wellington Growth Portfolio were exchanged tax-free for Class 3 shares of SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.4750 to 1. Shares of SunAmerica Series Trust SA AB Growth Portfolio issued in connection with the acquisition of the Anchor Series Trust SA Wellington Growth Portfolio were 6,297,157 with the value of $264,477,298. The assets in the investment portfolio of the Anchor Series Trust SA Wellington Growth Portfolio with the value of $38,652,275 and identified cost of $29,469,611 as of the date of reorganization, were the principal assets acquired by the SunAmerica Series Trust SA AB Growth Portfolio. For financial statement purposes, assets received and shares issued by the SunAmerica Series Trust SA AB Growth Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the SunAmerica Series Trust SA AB Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class 1 shares of Anchor Series Trust SA Wellington Growth and Income Portfolio were exchanged tax-free for Class 1 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.2003 to 1. Shares of SunAmerica Series Trust SA AB Growth Portfolio issued in connection with the acquisition of the Anchor Series Trust SA Wellington Growth and Income Portfolio were 3,598,230 with the value of $152,305,457. The assets in the investment portfolio of the Anchor Series Trust SA Wellington Growth and Income Portfolio with the value of $31,391,295 and identified cost of $22,790,834 as of the date of reorganization, were the principal assets acquired by the SunAmerica Series Trust SA AB Growth Portfolio. For financial statement purposes, assets received and shares issued by the SunAmerica Series Trust SA AB Growth Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the SunAmerica Series Trust SA AB Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class 1 shares of Anchor Series Trust SA Wellington Natural Resource Portfolio were exchanged tax-free for Class 1 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.4871 to 1. Class 2 shares of the Anchor Series Trust SA Wellington Natural Resource Portfolio were exchanged tax-free for Class 2 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.4907 to 1. Class 3 shares of the Anchor Series Trust SA Wellington Natural Resource Portfolio were exchanged tax-free for Class 3 shares of SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.4951 to 1. Shares of SunAmerica Series Trust SA AB Growth Portfolio issued in connection with the acquisition of the Anchor Series Trust SA Natural Resource were 2,486,968 with the value of $103,763,966. The assets in the investment portfolio of the Anchor Series Trust SA Wellington Natural Resource Portfolio with the value of $0 and identified cost of $0 as of the date of reorganization, were the principal assets acquired by the SunAmerica Series Trust SA AB Growth Portfolio. For financial statement purposes, assets received and shares issued by the SunAmerica Series Trust SA AB Growth Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the SunAmerica Series Trust SA AB Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class 1 shares of Seasons Series Trust SA Columbia Focused Growth Portfolio were exchanged tax-free for Class 1 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.1732 to 1. Class 2 shares of the Seasons Series Trust SA Columbia Focused Growth Portfolio were exchanged tax-free for Class 2 shares of the SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.1624 to 1. Class 3 shares of the Seasons Series Trust SA Columbia Focused Growth Portfolio were exchanged tax-free for Class 3 shares of SunAmerica Series Trust SA AB Growth Portfolio at an exchange ratio of 0.1574 to 1. Shares of SunAmerica Series Trust SA AB Growth Portfolio issued in connection with the acquisition of the Seasons Series Trust SA Columbia Focused Growth Portfolio were 2,418,392 with the value of $101,718,583. The assets in the investment portfolio of the Seasons Series Trust SA Columbia Focused Growth Portfolio with the value of $33,364,175 and identified cost of $23,208,386 as of the date of reorganization, were the principal assets acquired by the SunAmerica Series Trust SA AB Growth Portfolio. For financial statement purposes, assets received and shares issued by the SunAmerica Series Trust SA AB Growth Portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the SunAmerica Series Trust SA AB Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Portfolio
SA Boston Company Capital Growth Portfolio				$22,319,091
Class 1	20,994,933	$243,554,132	$11.60
Class 2	162,257	1,842,685	11.36
Class 3	4,580,849	51,238,916	11.19

SA WellsCap Fundamental Growth Portfolio				$12,639,527
Class 1	3,977,112	$57,700,325	$14.51
Class 2	215,250	2,963,641	13.77
Class 3	4,723,452	62,476,021	13.23

619

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)

Anchor Series Trust SA Wellington Growth Portfolio				$9,182,664
Class 1	7,905,193	$155,378,625	$19.66
Class 2	853,955	16,861,018	19.74
Class 3	4,684,355	92,237,655	19.69

Anchor Series Trust SA Wellington Growth and Income Portfolio				$8,600,461
Class 1	17,960,297	$152,305,457	$8.48

Anchor Series Trust SA Natural Resource Portfolio				$—
Class 1	1,357,249	$27,981,205	$20.62
Class 2	321,035	6,616,721	20.61
Class 3	3,370,036	69,166,040	20.52

Seasons Series Trust SA Columbia Focused Growth Portfolio				$10,155,789
Class 1	7,239,629	$53,076,557	$7.33
Class 2	4,142,947	28,255,829	6.82
Class 3	3,124,875	20,386,197	6.52

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Acquiring Portfolio
SunAmerica Series Trust SA AB Growth Portfolio				$97,703,392
Class 1	8,818,359	$373,262,433	$42.33
Class 2	514,611	21,615,191	42.00
Class 3	3,034,085	125,784,137	41.46

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Post Reorganization
SunAmerica Series Trust SA AB Growth Portfolio				$160,600,924
Class 1	25,119,584	$1,063,258,734	$42.33
Class 2	1,860,705	78,155,085	42.00
Class 3	10,162,065	421,288,966	41.46

Assuming the reorganization has been completed on February 1, 2018, the beginning of the annual reporting period for the acquiring portfolio, the unaudited pro forma results of operations for the period ended January 31, 2019, are as follows:

Net investment income (loss)	$5,605,720
Net realized/unrealized gains (losses)	155,279,856

Change in net assets results from operations	$160,885,576

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since October 19, 2018.

Note 14.  Unfunded Loan Commitments

Borrower	Type	Maturity Date	Principal Amount	Value
Connect Finco SARL	Initial Term Loan	12/11/2026	$143,094	$143,094

Note 15.  Subsequent Event

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time including through the issue date of these financial statements and has resulted in substantial market volatility and may result in a significant economic downturn.

620

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA AB Growth Portfolio — Class 1
01/31/16	$40.14	$0.09	$2.11	$2.20	$(0.06)	$—	$(4.31)	$(4.37)	$37.97	5.24%	$352,893	0.65%	0.21%	65%
01/31/17	37.97	0.04	5.15	5.19	(0.09)	—	(5.33)	(5.42)	37.74	14.06	362,019	0.66	0.10	54
01/31/18	37.74	0.03	13.10	13.13	(0.02)	—	(3.08)	(3.10)	47.77	35.78	491,203	0.65	0.06	53
01/31/19	47.77	0.01	1.74	1.75 (2)	(0.00)	—	(6.14)	(6.14)	43.38	4.03	1,054,212	0.64	0.03	56	(3)
01/31/20	43.38	(0.02)	10.44	10.42	(0.00)	—	(3.10)	(3.10)	50.70	24.48	1,104,442	0.64	(0.03)	28

SA AB Growth Portfolio — Class 2
01/31/16	40.01	0.03	2.09	2.12	—	—	(4.31)	(4.31)	37.82	5.06	19,953	0.80	0.07	65
01/31/17	37.82	(0.02)	5.13	5.11	(0.02)	—	(5.33)	(5.35)	37.58	13.89	19,507	0.81	(0.05)	54
01/31/18	37.58	(0.03)	13.03	13.00	—	—	(3.08)	(3.08)	47.50	35.59	23,394	0.80	(0.08)	53
01/31/19	47.50	(0.05)	1.71	1.66 (2)	—	—	(6.14)	(6.14)	43.02	3.85	76,460	0.79	(0.12)	56	(3)
01/31/20	43.02	(0.09)	10.35	10.26	—	—	(3.10)	(3.10)	50.18	24.30	78,983	0.79	(0.18)	28

SA AB Growth Portfolio — Class 3
01/31/16	39.78	(0.01)	2.09	2.08	—	—	(4.31)	(4.31)	37.55	4.99	119,707	0.90	(0.03)	65
01/31/17	37.55	(0.06)	5.09	5.03	—	—	(5.33)	(5.33)	37.25	13.79	119,270	0.91	(0.15)	54
01/31/18	37.25	(0.08)	12.91	12.83	—	—	(3.08)	(3.08)	47.00	35.44	136,572	0.90	(0.18)	53
01/31/19	47.00	(0.09)	1.68	1.59 (2)	—	—	(6.14)	(6.14)	42.45	3.74	412,105	0.89	(0.22)	56	(3)
01/31/20	42.45	(0.13)	10.20	10.07	—	—	(3.10)	(3.10)	49.42	24.18	439,589	0.89	(0.28)	28

SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/16	19.11	0.07	(1.44)	(1.37)	(0.12)	—	(2.82)	(2.94)	14.80	(8.83)	90,372	0.95	0.37	44
01/31/17	14.80	0.06	5.13	5.19	(0.07)	—	(0.87)	(0.94)	19.05	35.85	105,585	0.95	0.36	57
01/31/18	19.05	0.07	2.56	2.63	(0.08)	—	(1.86)	(1.94)	19.74	14.54	91,640	0.95	0.36	33
01/31/19	19.74	0.07	(1.69)	(1.62)	(0.15)	—	(4.10)	(4.25)	13.87	(7.91)	80,718	0.96	0.39	43
01/31/20	13.87	0.11	0.35	0.46	—	—	(0.23)	(0.23)	14.10	3.22	81,549	0.98	0.78	31

SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/16	19.08	0.04	(1.44)	(1.40)	(0.08)	—	(2.82)	(2.90)	14.78	(8.97)	12,967	1.10	0.22	44
01/31/17	14.78	0.04	5.12	5.16	(0.04)	—	(0.87)	(0.91)	19.03	35.67	14,727	1.10	0.21	57
01/31/18	19.03	0.04	2.56	2.60	(0.05)	—	(1.86)	(1.91)	19.72	14.37	14,443	1.10	0.21	33
01/31/19	19.72	0.04	(1.69)	(1.65)	(0.09)	—	(4.10)	(4.19)	13.88	(8.07)	11,091	1.11	0.23	43
01/31/20	13.88	0.09	0.35	0.44	—	—	(0.23)	(0.23)	14.09	3.07	9,951	1.13	0.63	31

SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/16	18.98	0.02	(1.44)	(1.42)	(0.06)	—	(2.82)	(2.88)	14.68	(9.11)	445,890	1.20	0.12	44
01/31/17	14.68	0.02	5.09	5.11	(0.02)	—	(0.87)	(0.89)	18.90	35.57	501,178	1.20	0.11	57
01/31/18	18.90	0.02	2.53	2.55	(0.03)	—	(1.86)	(1.89)	19.56	14.21	510,169	1.20	0.11	33
01/31/19	19.56	0.02	(1.67)	(1.65)	(0.06)	—	(4.10)	(4.16)	13.75	(8.18)	433,575	1.21	0.13	43
01/31/20	13.75	0.07	0.36	0.43	—	—	(0.23)	(0.23)	13.95	3.03	392,439	1.23	0.53	31

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20
SA AB Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA AB Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA AB Growth Class 3	0.00	0.00	0.00	0.00	0.00
SA AB Small & Mid-Cap Value Class 1	0.01	0.01	0.01	0.01	0.00
SA AB Small & Mid-Cap Value Class 2	0.01	0.01	0.01	0.01	0.00
SA AB Small & Mid-Cap Value Class 3	0.01	0.01	0.01	0.01	0.00
(2)	Includes the effect of a merger.
(3)	Excludes purchases/sales due to merger.

See Notes to Financial Statements

621

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA BlackRock VCP Global Multi Asset Portfolio — Class 1
09/26/16#- 01/31/17	$10.67	$0.01	$(0.01)	$0.00	$(0.01)	$—	$(0.09)	$(0.10)	$10.57	0.00%	$100	0.91	%†	0.21	%†	161%
01/31/18	10.57	0.07	1.36	1.43	(0.01)	—	(0.04)	(0.05)	11.95	13.51	120	0.91		0.62		160
01/31/19	11.95	0.11	(0.59)	(0.48)	(0.19)	—	(0.81)	(1.00)	10.47	(3.95)	121	0.91		0.96		166
01/31/20	10.47	0.12	1.13	1.25	(0.12)	—	(0.43)	(0.55)	11.17	11.95 (2)	137	0.90		1.13		154

SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.19	0.19	—	—	—	—	10.19	1.90	12,290	1.16	†	(0.15	)†	0
01/31/17	10.19	0.01	0.46	0.47	(0.01)	—	(0.09)	(0.10)	10.56	4.58	484,730	1.16		0.12		161
01/31/18	10.56	0.04	1.36	1.40	(0.00)	—	(0.04)	(0.04)	11.92	13.28	748,085	1.16		0.34		160
01/31/19	11.92	0.08	(0.59)	(0.51)	(0.12)	—	(0.81)	(0.93)	10.48	(4.24)	738,703	1.16		0.71		166
01/31/20	10.48	0.10	1.12	1.22	(0.09)	—	(0.43)	(0.52)	11.18	11.67 (2)	822,050	1.15		0.88		154

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16		01/17		01/18	01/19	01/20
SA BlackRock VCP Global Multi Asset Class 1	—%		0.07	%†	(0.00)%	(0.00)%	0.01%
SA BlackRock VCP Global Multi Asset Class 3	10.84	†	0.12		(0.00)	(0.00)	0.01

(2)	The Portfolio’s performance figure was increased by 0.02% from gains on the disposal of investments in violation of investment restrictions (Note 4).

See Notes to Financial Statements

622

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Columbia Technology Portfolio — Class 1
01/31/16	$4.55	$(0.01)	$0.09	$0.08	$—	$—	$—	$—	$4.63	1.76%	$10,516	1.08%	(0.20)%	59%
01/31/17	4.63	(0.01)	1.72	1.71	—	—	—	—	6.34	36.93 (3)	12,239	1.06	(0.22)	56
01/31/18	6.34	(0.01)	2.07	2.06	—	—	(0.93)	(0.93)	7.47	33.42	15,771	1.04	(0.22)	56
01/31/19	7.47	0.00	(0.19)	(0.19)	—	—	(1.00)	(1.00)	6.28	(2.36)	13,143	1.04	0.04	35
01/31/20	6.28	0.06	2.30	2.36	—	—	(0.75)	(0.75)	7.89	38.33	17,108	1.06	0.76	59

SA Columbia Technology Portfolio — Class 2
01/31/16	4.47	(0.02)	0.09	0.07	—	—	—	—	4.54	1.57	3,258	1.23	(0.35)	59
01/31/17	4.54	(0.02)	1.68	1.66	—	—	—	—	6.20	36.56 (3)	3,975	1.21	(0.37)	56
01/31/18	6.20	(0.02)	2.02	2.00	—	—	(0.93)	(0.93)	7.27	33.21	5,043	1.20	(0.37)	56
01/31/19	7.27	(0.01)	(0.18)	(0.19)	—	—	(1.00)	(1.00)	6.08	(2.42)	4,454	1.19	(0.11)	35
01/31/20	6.08	0.04	2.22	2.26	—	—	(0.75)	(0.75)	7.59	37.94	5,402	1.21	0.56	59

SA Columbia Technology Portfolio — Class 3
01/31/16	4.41	(0.02)	0.09	0.07	—	—	—	—	4.48	1.59	36,051	1.33	(0.45)	59
01/31/17	4.48	(0.02)	1.66	1.64	—	—	—	—	6.12	36.61 (3)	43,656	1.31	(0.47)	56
01/31/18	6.12	(0.03)	1.99	1.96	—	—	(0.93)	(0.93)	7.15	32.98	55,756	1.30	(0.47)	56
01/31/19	7.15	(0.01)	(0.19)	(0.20)	—	—	(1.00)	(1.00)	5.95	(2.62)	51,259	1.29	(0.21)	35
01/31/20	5.95	0.04	2.17	2.21	—	—	(0.75)	(0.75)	7.41	37.93	70,583	1.31	0.53	59

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16(2)	01/17(2)	01/18(2)	01/19(2)	01/20(2)
SA Columbia Technology Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
SA Columbia Technology Class 2	0.10	0.10	0.10	0.10	0.10
SA Columbia Technology Class 3	0.10	0.10	0.10	0.10	0.10
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20
SA Columbia Technology Class 1	0.03%	0.02%	0.02%	0.01%	0.01%
SA Columbia Technology Class 2	0.03	0.02	0.02	0.01	0.01
SA Columbia Technology Class 3	0.03	0.02	0.02	0.01	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

623

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA DFA Ultra Short Bond Portfolio — Class 1
01/31/16	$10.56	$(0.02)	$0.00	$(0.02	)(2)	$—	$—	$—	$—	$10.54	(0.19)%	$63,380	0.45	%(1)	(0.19	)%(1)	—%
01/31/17	10.54	0.04	(0.04)	0.00		—	—	—	—	10.54	0.00	304,376	0.50	(1)	0.41	(1)	126
01/31/18	10.54	0.09	(0.04)	0.05		(0.03)	—	—	(0.03)	10.56	0.51	215,125	0.50		0.89		105
01/31/19	10.56	0.18	0.02	0.20		(0.12)	—	—	(0.12)	10.64	1.90	208,490	0.50		1.65		86
01/31/20	10.64	0.20	0.02	0.22		(0.21)	—	—	(0.21)	10.65	2.08	170,367	0.51		1.85		408

SA DFA Ultra Short Bond Portfolio — Class 2
01/31/16	10.46	(0.04)	0.00	(0.04	)(2)	—	—	—	—	10.42	(0.38)	20,166	0.60	(1)	(0.34	)(1)	—
01/31/17	10.42	0.01	(0.02)	(0.01)		—	—	—	—	10.41	(0.10)	15,865	0.65	(1)	0.14	(1)	126
01/31/18	10.41	0.08	(0.04)	0.04		(0.01)	—	—	(0.01)	10.44	0.42	14,206	0.65		0.76		105
01/31/19	10.44	0.16	0.01	0.17		(0.10)	—	—	(0.10)	10.51	1.68	15,715	0.65		1.52		86
01/31/20	10.51	0.18	0.02	0.20		(0.19)	—	—	(0.19)	10.52	1.95	14,150	0.66		1.69		408

SA DFA Ultra Short Bond Portfolio — Class 3
01/31/16	10.39	(0.04)	(0.01)	(0.05	)(2)	—	—	—	—	10.34	(0.48)	249,970	0.70	(1)	(0.44	)(1)	—
01/31/17	10.34	0.00	(0.02)	(0.02)		—	—	—	—	10.32	(0.19)	201,194	0.75	(1)	0.03	(1)	126
01/31/18	10.32	0.07	(0.04)	0.03		(0.00)	—	—	(0.00)	10.35	0.32	175,836	0.75		0.66		105
01/31/19	10.35	0.15	0.01	0.16		(0.09)	—	—	(0.09)	10.42	1.56	184,763	0.75		1.41		86
01/31/20	10.42	0.17	0.02	0.19		(0.19)	—	—	(0.19)	10.42	1.80	190,713	0.76		1.58		408

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16	01/17
SA DFA Ultra Short Bond Class 1	0.08%	0.01%
SA DFA Ultra Short Bond Class 2	0.07	0.02
SA DFA Ultra Short Bond Class 3	0.08	0.02

(2)	Includes the effect of a merger.

See Notes to Financial Statements

624

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Dogs of Wall Street Portfolio — Class 1
01/31/16	$12.98	$0.31	$(0.00)	$0.31	$(0.26)	$—	$(0.91)	$(1.17)	$12.12	2.38%	$183,901	0.64%		2.43%		68%
01/31/17	12.12	0.34	2.23	2.57	(0.31)	—	(0.72)	(1.03)	13.66	21.56	186,426	0.64		2.51		61
01/31/18	13.66	0.34	2.70	3.04	(0.35)	—	(1.21)	(1.56)	15.14	23.41	192,395	0.64		2.37		56
01/31/19	15.14	0.34	(0.02)	0.32	(0.37)	—	(1.76)	(2.13)	13.33	1.89	184,706	0.64		2.40		75
01/31/20	13.33	0.35	1.40	1.75	(0.38)	—	(0.92)	(1.30)	13.78	13.01	184,213	0.65		2.46		68

SA Dogs of Wall Street Portfolio — Class 2
01/31/16	12.95	0.30	(0.00)	0.30	(0.24)	—	(0.91)	(1.15)	12.10	2.28	6,464	0.79		2.30		68
01/31/17	12.10	0.32	2.22	2.54	(0.29)	—	(0.72)	(1.01)	13.63	21.32	7,293	0.79		2.36		61
01/31/18	13.63	0.32	2.70	3.02	(0.33)	—	(1.21)	(1.54)	15.11	23.28	7,666	0.79		2.22		56
01/31/19	15.11	0.32	(0.02)	0.30	(0.35)	—	(1.76)	(2.11)	13.30	1.72	6,109	0.79		2.25		75
01/31/20	13.30	0.33	1.40	1.73	(0.36)	—	(0.92)	(1.28)	13.75	12.85	5,552	0.80		2.31		68

SA Dogs of Wall Street Portfolio — Class 3
01/31/16	12.89	0.28	0.01	0.29	(0.23)	—	(0.91)	(1.14)	12.04	2.23	123,619	0.89		2.19		68
01/31/17	12.04	0.30	2.20	2.50	(0.28)	—	(0.72)	(1.00)	13.54	21.09	160,177	0.89		2.25		61
01/31/18	13.54	0.30	2.69	2.99	(0.32)	—	(1.21)	(1.53)	15.00	23.20	177,980	0.89		2.12		56
01/31/19	15.00	0.30	(0.02)	0.28	(0.33)	—	(1.76)	(2.09)	13.19	1.64	156,440	0.89		2.15		75
01/31/20	13.19	0.31	1.38	1.69	(0.34)	—	(0.92)	(1.26)	13.62	12.72	169,757	0.90		2.21		68

SA Emerging Markets Equity Index Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.17	(0.94)	(0.77)	(0.17)	(0.01)	—	(0.18)	14.05	(5.01)	86,851	0.58	†(1)	1.64	†(1)	0
01/31/20	14.05	0.32	(0.12)	0.20	—	—	—	—	14.25	1.42	85,824	0.58	(1)	2.27	(1)	21

SA Emerging Markets Equity Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.10	(0.90)	(0.80)	(0.15)	(0.01)	—	(0.16)	14.04	(5.24)	677	0.83	†(1)	1.07	†(1)	0
01/31/20	14.04	0.27	(0.10)	0.17	—	—	—	—	14.21	1.21	3,066	0.83	(1)	2.01	(1)	21

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19†	01/20
SA Emerging Markets Equity Index Class 1	0.28%	0.25%
SA Emerging Markets Equity Index Class 3	0.45	0.24

See Notes to Financial Statements

625

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

SA Federated Corporate Bond Portfolio — Class 1
01/31/16	$13.81	$0.57	$(1.02)	$(0.45)	$(0.53)	$—	$(0.04)	$(0.57)	$12.79	(3.32)%	$962,298	0.54%	4.27%	18%
01/31/17	12.79	0.58	0.66	1.24	(0.64)	—	—	(0.64)	13.39	9.67	720,862	0.54	4.23	22
01/31/18	13.39	0.55	0.16	0.71	(0.63)	—	(0.06)	(0.69)	13.41	5.30	695,388	0.54	4.01	17
01/31/19	13.41	0.54	(0.48)	0.06	(0.57)	—	(0.10)	(0.67)	12.80	0.62	651,912	0.55	4.15	11
01/31/20	12.80	0.55	1.17	1.72	(0.73)	—	—	(0.73)	13.79	13.61	474,859	0.55	3.99	13

SA Federated Corporate Bond Portfolio — Class 2
01/31/16	13.79	0.56	(1.02)	(0.46)	(0.51)	—	(0.04)	(0.55)	12.78	(3.43)	24,136	0.69	4.12	18
01/31/17	12.78	0.55	0.67	1.22	(0.62)	—	—	(0.62)	13.38	9.50	23,588	0.69	4.06	22
01/31/18	13.38	0.53	0.15	0.68	(0.60)	—	(0.06)	(0.66)	13.40	5.12	21,287	0.69	3.86	17
01/31/19	13.40	0.52	(0.48)	0.04	(0.55)	—	(0.10)	(0.65)	12.79	0.43	17,852	0.70	4.00	11
01/31/20	12.79	0.52	1.17	1.69	(0.70)	—	—	(0.70)	13.78	13.44	18,307	0.70	3.82	13

SA Federated Corporate Bond Portfolio — Class 3
01/31/16	13.72	0.54	(1.02)	(0.48)	(0.49)	—	(0.04)	(0.53)	12.71	(3.54)	819,716	0.79	4.02	18
01/31/17	12.71	0.53	0.67	1.20	(0.60)	—	—	(0.60)	13.31	9.45	886,503	0.79	3.96	22
01/31/18	13.31	0.51	0.15	0.66	(0.59)	—	(0.06)	(0.65)	13.32	5.01	904,313	0.79	3.76	17
01/31/19	13.32	0.51	(0.48)	0.03	(0.54)	—	(0.10)	(0.64)	12.71	0.34	773,634	0.80	3.90	11
01/31/20	12.71	0.50	1.17	1.67	(0.69)	—	—	(0.69)	13.69	13.33	864,347	0.80	3.72	13

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

See Notes to Financial Statements

626

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Fidelity Institutional AM® International Growth Portfolio — Class 1
05/01/19# -01/31/20	15.00	0.06	1.69	1.75	(0.06)	—	(0.02)	(0.08)	16.67	11.68	313,927	0.88	+(2)	0.56	+(2)	90

SA Fidelity Institutional AM® International Growth Portfolio — Class 3
05/01/19# -01/31/20	15.00	0.01	1.73	1.74	(0.05)	—	(0.02)	(0.07)	16.67	11.59	1,346	1.13	+(2)	0.11	+(2)	90

SA Fidelity Institutional AM® Real Estate Portfolio — Class 1
01/31/16	17.68	0.33	(1.71)	(1.38)	(0.30)	—	(1.56)	(1.86)	14.44	(7.86)	197,728	0.80	(1)	2.09	(1)	75
01/31/17	14.44	0.37	1.39	1.76	(0.37)	—	(0.79)	(1.16)	15.04	12.01	177,817	0.80	(1)	2.36	(1)	77
01/31/18	15.04	0.28	0.03	0.31	(0.45)	—	(2.12)	(2.57)	12.78	1.71	84,195	0.81	(1)	1.81	(1)	47
01/31/19	12.78	0.27	0.80	1.07	(0.33)	—	(0.91)	(1.24)	12.61	8.66	81,478	0.82	(1)	2.14	(1)	53
01/31/20	12.61	0.25	1.64	1.89	(0.32)	—	(0.04)	(0.36)	14.14	15.10	88,455	0.83	(1)	1.86	(1)	47

SA Fidelity Institutional AM® Real Estate Portfolio — Class 2
01/31/16	17.63	0.31	(1.71)	(1.40)	(0.27)	—	(1.56)	(1.83)	14.40	(7.99)	6,760	0.95	(1)	1.93	(1)	75
01/31/17	14.40	0.33	1.41	1.74	(0.35)	—	(0.79)	(1.14)	15.00	11.87	6,379	0.95	(1)	2.13	(1)	77
01/31/18	15.00	0.25	0.03	0.28	(0.42)	—	(2.12)	(2.54)	12.74	1.51	5,208	0.96	(1)	1.66	(1)	47
01/31/19	12.74	0.25	0.80	1.05	(0.30)	—	(0.91)	(1.21)	12.58	8.57	4,777	0.97	(1)	1.99	(1)	53
01/31/20	12.58	0.23	1.63	1.86	(0.30)	—	(0.04)	(0.34)	14.10	14.88	4,677	0.98	(1)	1.71	(1)	47

SA Fidelity Institutional AM® Real Estate Portfolio — Class 3
01/31/16	17.54	0.29	(1.70)	(1.41)	(0.25)	—	(1.56)	(1.81)	14.32	(8.08)	219,487	1.05	(1)	1.84	(1)	75
01/31/17	14.32	0.31	1.40	1.71	(0.33)	—	(0.79)	(1.12)	14.91	11.72	217,992	1.05	(1)	2.01	(1)	77
01/31/18	14.91	0.23	0.04	0.27	(0.41)	—	(2.12)	(2.53)	12.65	1.44	202,667	1.06	(1)	1.56	(1)	47
01/31/19	12.65	0.24	0.79	1.03	(0.29)	—	(0.91)	(1.20)	12.48	8.43	184,382	1.07	(1)	1.89	(1)	53
01/31/20	12.48	0.22	1.62	1.84	(0.28)	—	(0.04)	(0.32)	14.00	14.85	180,473	1.08	(1)	1.61	(1)	47

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20
SA Fidelity Institutional AM® Real Estate Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
SA Fidelity Institutional AM® Real Estate Class 2	0.01	0.00	0.00	0.00	0.00
SA Fidelity Institutional AM® Real Estate Class 3	0.01	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/20†
SA Fidelity Institutional AM® International Growth Class 1	0.05%
SA Fidelity Institutional AM® International Growth Class 3	0.16

See Notes to Financial Statements

627

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Fixed Income Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.20	$(0.05)	$0.15	$—	$—	$—	$—	$10.15	1.50%	$303,097	0.34	%†	2.03	%†	19%
01/31/19	10.15	0.23	(0.07)	0.16	(0.33)	—	—	(0.33)	9.98	1.66 (2)	413,644	0.34		2.35		12
01/31/20	9.98	0.25	0.78	1.03	(0.02)	—	—	(0.02)	10.99	10.34	508,954	0.34		2.37		24

SA Fixed Income Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	(0.04)	0.12	—	—	—	—	10.12	1.20	1,474	0.59	†	1.79	†	19
01/31/19	10.12	0.20	(0.06)	0.14	(0.29)	—	—	(0.29)	9.97	1.41 (2)	9,569	0.59		2.12		12
01/31/20	9.97	0.21	0.80	1.01	(0.02)	—	—	(0.02)	10.96	10.12	28,244	0.59		2.10		24

SA Fixed Income Intermediate Index Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.05	(0.19)	(0.14)	—	—	—	—	9.86	(1.40)	238,098	0.34	†	1.58	†	8
01/31/19	9.86	0.20	0.03	0.23	(0.23)	—	—	(0.23)	9.86	2.32	275,675	0.34		2.01		23
01/31/20	9.86	0.21	0.46	0.67	(0.02)	—	—	(0.02)	10.51	6.77	355,130	0.34		2.07		24

SA Fixed Income Intermediate Index Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.04	(0.18)	(0.14)	—	—	—	—	9.86	(1.40)	1,412	0.59	†	1.37	†	8
01/31/19	9.86	0.17	0.03	0.20	(0.20)	—	—	(0.20)	9.86	2.03	10,426	0.59		1.80		23
01/31/20	9.86	0.18	0.46	0.64	(0.01)	—	—	(0.01)	10.49	6.54	21,526	0.59		1.81		24

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20
SA Fixed Income Index Class 1	0.03%	0.04%	0.03%
SA Fixed Income Index Class 3	0.10	0.04	0.03
SA Fixed Income Intermediate Index Class 1	0.09	0.05	0.04
SA Fixed Income Intermediate Index Class 3	0.75	0.06	0.04

(2)	The Portfolio’s performance figure was increased by less than 0.01% from payment by an affiliate.

See Notes to Financial Statements

628

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Franklin Small Company Value Portfolio — Class 1
01/31/16	$23.45	$0.14	$(1.56)	$(1.42)	$(0.08)	$—	$(1.72)	$(1.80)	$20.23	(6.66)%	$235,150	0.99%		0.60%		41%
01/31/17	20.23	0.12	7.18	7.30	(0.17)	—	(2.60)	(2.77)	24.76	37.51	212,319	0.99		0.52		27
01/31/18	24.76	0.24	2.22	2.46	(0.16)	—	(3.15)	(3.31)	23.91	10.66	149,189	0.99	(1)	0.96	(1)	31
01/31/19	23.91	0.19	(1.36)	(1.17)	(0.24)	—	(3.28)	(3.52)	19.22	(5.24)	133,394	0.97	(1)	0.84	(1)	57
01/31/20	19.22	0.24	1.84	2.08	(0.20)	—	(3.03)	(3.23)	18.07	10.42	134,974	0.98	(1)	1.21	(1)	48

SA Franklin Small Company Value Portfolio — Class 3
01/31/16	23.28	0.08	(1.55)	(1.47)	(0.01)	—	(1.72)	(1.73)	20.08	(6.88)	203,532	1.24		0.35		41
01/31/17	20.08	0.06	7.12	7.18	(0.11)	—	(2.60)	(2.71)	24.55	37.12	225,663	1.24		0.26		27
01/31/18	24.55	0.15	2.23	2.38	(0.10)	—	(3.15)	(3.25)	23.68	10.38	223,129	1.24	(1)	0.63	(1)	31
01/31/19	23.68	0.13	(1.33)	(1.20)	(0.17)	—	(3.28)	(3.45)	19.03	(5.39)	194,190	1.21	(1)	0.59	(1)	57
01/31/20	19.03	0.19	1.83	2.02	(0.15)	—	(3.03)	(3.18)	17.87	10.18	183,707	1.23	(1)	0.97	(1)	48

SA Franklin U.S. Equity Smart Beta Portfolio — Class 1
10/07/19#-01/31/20@	15.00	0.08	0.98	1.06	(0.06)	—	—	(0.06)	16.00	7.06	129,702	0.70	†(1)	1.69	†(1)	12

SA Franklin U.S. Equity Smart Beta Portfolio — Class 3
10/07/19#-01/31/20@	15.00	0.05	0.99	1.04	(0.05)	—	—	(0.05)	15.99	6.95	316	0.95	†(1)	1.10	†(1)	12

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18	01/19	01/20
SA Franklin Small Company Value Class 1	0.01%	0.05%	0.05%
SA Franklin Small Company Value Class 3	0.01	0.05	0.05
SA Franklin U.S. Equity Smart Beta Class 1	—	—	0.02
SA Franklin U.S. Equity Smart Beta Class 3	—	—	1.14

See Notes to Financial Statements

629

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Global Index Allocation 60/40 Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.25	$(0.39)	$(0.14)	$(0.44)	$—	$(0.00)	$(0.44)	$14.42	(0.73)%	$99	0.18	%†	2.35	%†	24%
01/31/20	14.42	(0.01)	1.73	1.72	—	—	(0.04)	(0.04)	16.10	11.95	111	0.18		(0.08)		19

SA Global Index Allocation 60/40 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.68)	(0.17)	(0.39)	—	(0.00)	(0.39)	14.44	(0.94)	16,244	0.43	†	5.14	†	24
01/31/20	14.44	(0.04)	1.72	1.68	—	—	(0.04)	(0.04)	16.08	11.66	41,422	0.43		(0.30)		19

SA Global Index Allocation 75/25 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.33	(0.62)	(0.29)	(0.42)	—	(0.01)	(0.43)	14.28	(1.72)	114	0.18	†	2.97	†	24
01/31/20	14.28	(0.01)	1.79	1.78	—	—	(0.06)	(0.06)	16.00	12.48	175	0.18		(0.09)		17

SA Global Index Allocation 75/25 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.81)	(0.30)	(0.38)	—	(0.01)	(0.39)	14.31	(1.86)	21,080	0.43	†	5.20	†	24
01/31/20	14.31	(0.05)	1.79	1.74	—	—	(0.06)	(0.06)	15.99	12.17	40,319	0.43		(0.32)		17

SA Global Index Allocation 90/10 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.77)	(0.47)	(0.42)	—	(0.00)	(0.42)	14.11	(2.87)	114	0.18	†	2.73	†	11
01/31/20	14.11	(0.01)	1.84	1.83	—	(0.04)	(0.10)	(0.14)	15.80	13.00	781	0.18		(0.07)		12

SA Global Index Allocation 90/10 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.44	(0.93)	(0.49)	(0.37)	—	(0.00)	(0.37)	14.14	(3.01)	73,727	0.43	†	4.53	†	11
01/31/20	14.14	(0.05)	1.84	1.79	—	(0.04)	(0.10)	(0.14)	15.79	12.69	152,486	0.43		(0.35)		12

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19†	01/20
SA Global Index Allocation 60/40 Class 1	1.96%	0.23%
SA Global Index Allocation 60/40 Class 3	0.98	0.23
SA Global Index Allocation 75/25 Class 1	2.08	0.21
SA Global Index Allocation 75/25 Class 3	0.80	0.21
SA Global Index Allocation 90/10 Class 1	0.74	0.01
SA Global Index Allocation 90/10 Class 3	0.17	0.01

See Notes to Financial Statements

630

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Goldman Sachs Global Bond Portfolio — Class 1
01/31/16	$11.03	$0.11	$(0.25)	$(0.14)	$—	$—	$(0.05)	$(0.05)	$10.84	(1.28)%	$224,593	0.69%		0.99%		99%
01/31/17	10.84	0.08	0.03	0.11	(0.03)	—	—	(0.03)	10.92	1.03	178,675	0.68		0.71		115
01/31/18	10.92	0.11	0.70	0.81	(0.34)	—	—	(0.34)	11.39	7.53	133,158	0.71		0.93		125
01/31/19	11.39	0.09	(0.37)	(0.28)	(0.43)	—	—	(0.43)	10.68	(2.27)	118,671	0.75		0.87		135
01/31/20	10.68	0.12	0.61	0.73	—	—	—	—	11.41	6.84	101,220	0.73		1.11		288

SA Goldman Sachs Global Bond Portfolio — Class 2
01/31/16	10.95	0.09	(0.25)	(0.16)	—	—	(0.05)	(0.05)	10.74	(1.48)	7,169	0.84		0.85		99
01/31/17	10.74	0.06	0.03	0.09	(0.01)	—	—	(0.01)	10.82	0.87	6,249	0.83		0.57		115
01/31/18	10.82	0.09	0.69	0.78	(0.32)	—	—	(0.32)	11.28	7.31	6,084	0.86		0.78		125
01/31/19	11.28	0.08	(0.37)	(0.29)	(0.41)	—	—	(0.41)	10.58	(2.37)	5,336	0.90		0.72		135
01/31/20	10.58	0.10	0.61	0.71	—	—	—	—	11.29	6.71	5,016	0.88		0.95		288

SA Goldman Sachs Global Bond Portfolio — Class 3
01/31/16	10.86	0.08	(0.24)	(0.16)	—	—	(0.05)	(0.05)	10.65	(1.49)	262,904	0.94		0.75		99
01/31/17	10.65	0.05	0.03	0.08	(0.01)	—	—	(0.01)	10.72	0.73	298,933	0.93		0.46		115
01/31/18	10.72	0.07	0.69	0.76	(0.31)	—	—	(0.31)	11.17	7.23	315,873	0.96		0.68		125
01/31/19	11.17	0.07	(0.37)	(0.30)	(0.40)	—	—	(0.40)	10.47	(2.48)	269,700	1.00		0.62		135
01/31/20	10.47	0.09	0.60	0.69	—	—	—	—	11.16	6.59	289,824	0.98		0.85		288

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.02	0.60	0.62	(0.03)	—	(0.03)	(0.06)	10.56	6.23	108	0.81	†(1)	0.64	†(1)	46
01/31/19	10.56	0.10	(0.60)	(0.50)	(0.12)	—	(0.10)	(0.22)	9.84	(4.60)	108	0.81	(1)	0.96	(1)	167
01/31/20	9.84	0.13	0.92	1.05	(0.22)	—	(0.04)	(0.26)	10.63	10.69	119	0.81	(1)	1.23	(1)	146

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.60	0.61	(0.02)	—	(0.03)	(0.05)	10.56	6.17	11,601	1.06	†(1)	0.41	†(1)	46
01/31/19	10.56	0.07	(0.59)	(0.52)	(0.10)	—	(0.10)	(0.20)	9.84	(4.86)	21,985	1.06	(1)	0.72	(1)	167
01/31/20	9.84	0.09	0.93	1.02	(0.20)	—	(0.04)	(0.24)	10.62	10.36	33,620	1.06	(1)	0.93	(1)	146

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20
SA Goldman Sachs Multi-Asset Insights Class 1	2.09%	0.61%	0.28%
SA Goldman Sachs Multi-Asset Insights Class 3	2.10	0.56	0.29

See Notes to Financial Statements

631

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Index Allocation 60/40 Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.07	$1.40	$1.47	$(0.10)	$—	$(0.08)	$(0.18)	$11.29	14.73%	$152	0.18	%†(1)	0.63	%†(1)	36%
01/31/19	11.29	0.23	(0.53)	(0.30)	(0.36)	—	(0.06)	(0.42)	10.57	(2.36)	148	0.18	(1)	2.13	(1)	20
01/31/20	10.57	(0.01)	1.48	1.47	—	—	(0.08)	(0.08)	11.96	13.97	167	0.18	(1)	(0.09	)(1)	16

SA Index Allocation 60/40 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.09	1.36	1.45	(0.08)	—	(0.08)	(0.16)	11.29	14.49	34,950	0.43	†(1)	0.94	†(1)	36
01/31/19	11.29	0.32	(0.65)	(0.33)	(0.31)	—	(0.06)	(0.37)	10.59	(2.64)	81,977	0.43	(1)	3.00	(1)	20
01/31/20	10.59	(0.04)	1.48	1.44	—	—	(0.08)	(0.08)	11.95	13.66	143,258	0.43	(1)	(0.31	)(1)	16

SA Index Allocation 80/20 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.07	1.85	1.92	(0.13)	—	(0.06)	(0.19)	11.73	19.32	119	0.18	†(1)	0.70	†(1)	23
01/31/19	11.73	0.46	(0.96)	(0.50)	(0.38)	—	(0.08)	(0.46)	10.77	(4.00)	1,099	0.18	(1)	4.40	(1)	16
01/31/20	10.77	(0.01)	1.65	1.64	—	—	(0.10)	(0.10)	12.31	15.28	1,797	0.16	(1)	(0.08	)(1)	13

SA Index Allocation 80/20 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	1.73	1.89	(0.11)	—	(0.06)	(0.17)	11.72	18.97	79,690	0.43	†(1)	1.62	†(1)	23
01/31/19	11.72	0.31	(0.83)	(0.52)	(0.33)	—	(0.08)	(0.41)	10.79	(4.24)	166,667	0.43	(1)	2.81	(1)	16
01/31/20	10.79	(0.04)	1.66	1.62	—	—	(0.10)	(0.10)	12.31	15.06	266,559	0.41	(1)	(0.33	)(1)	13

SA Index Allocation 90/10 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.15	2.02	2.17	(0.16)	—	(0.06)	(0.22)	11.95	21.78	268	0.18	†(1)	1.36	†(1)	18
01/31/19	11.95	0.33	(0.96)	(0.63)	(0.39)	—	(0.08)	(0.47)	10.85	(4.96)	1,737	0.13	(1)	3.09	(1)	14
01/31/20	10.85	(0.01)	1.75	1.74	—	—	(0.12)	(0.12)	12.47	16.04	2,645	0.13		(0.04)		12

SA Index Allocation 90/10 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.19	1.95	2.14	(0.13)	—	(0.06)	(0.19)	11.95	21.53	222,233	0.43	†(1)	1.87	†(1)	18
01/31/19	11.95	0.31	(0.97)	(0.66)	(0.33)	—	(0.08)	(0.41)	10.88	(5.20)	457,590	0.39	(1)	2.83	(1)	14
01/31/20	10.88	(0.04)	1.75	1.71	—	—	(0.12)	(0.12)	12.47	15.72	702,768	0.38		(0.31)		12

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18+	01/19	01/20
SA Index Allocation 60/40 Class 1	1.26%	0.03%	0.00%
SA Index Allocation 60/40 Class 3	0.39	0.02	0.01
SA Index Allocation 80/20 Class 1	1.18	(0.02)	(0.01)
SA Index Allocation 80/20 Class 3	0.13	(0.02)	(0.01)
SA Index Allocation 90/10 Class 1	0.46	(0.00)	—
SA Index Allocation 90/10 Class 3	0.01	(0.00)	—

See Notes to Financial Statements

632

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA International Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.24	$2.15	$2.39	$(0.23)	$—	$(0.03)	$(0.26)	$12.13	24.09%	$389,353	0.52	%†(1)	2.23	%†(1)	15%
01/31/19	12.13	0.26	(1.83)	(1.57)	(0.23)	—	(0.02)	(0.25)	10.31	(12.86)	404,611	0.52	(1)	2.36	(1)	8
01/31/20	10.31	0.27	0.84	1.11	(0.01)	—	—	(0.01)	11.41	10.78	522,664	0.51	(1)	2.44	(1)	12

SA International Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.18	2.18	2.36	(0.21)	—	(0.03)	(0.24)	12.12	23.73	402	0.77	†(1)	1.68	†(1)	15
01/31/19	12.12	0.18	(1.77)	(1.59)	(0.20)	—	(0.02)	(0.22)	10.31	(13.03)	1,593	0.77	(1)	1.78	(1)	8
01/31/20	10.31	0.18	0.90	1.08	(0.01)	—	—	(0.01)	11.38	10.46	5,136	0.75	(1)	1.76	(1)	12

SA Invesco Growth Opportunities Portfolio — Class 1
01/31/16	9.12	(0.04)	(0.79)	(0.83)	—	—	(1.16)	(1.16)	7.13	(10.51)	97,228	0.79	(2)	(0.44	)(2)	60
01/31/17	7.13	(0.02)	1.45	1.43	—	—	(0.66)	(0.66)	7.90	20.62	105,375	0.79	(2)	(0.31	)(2)	57
01/31/18	7.90	(0.03)	2.03	2.00	—	—	(0.30)	(0.30)	9.60	25.64	121,703	0.79	(2)	(0.38	)(2)	38
01/31/19	9.60	(0.03)	0.31	0.28	—	—	(1.07)	(1.07)	8.81	2.50	151,042	0.79	(2)	(0.37	)(2)	69
01/31/20	8.81	(0.03)	1.27	1.24	—	—	(1.29)	(1.29)	8.76	14.74	152,418	0.80	(2)	(0.36	)(2)	81

SA Invesco Growth Opportunities Portfolio — Class 2
01/31/16	8.88	(0.05)	(0.76)	(0.81)	—	—	(1.16)	(1.16)	6.91	(10.57)	2,989	0.94	(2)	(0.58	)(2)	60
01/31/17	6.91	(0.03)	1.40	1.37	—	—	(0.66)	(0.66)	7.62	20.40	3,026	0.94	(2)	(0.46	)(2)	57
01/31/18	7.62	(0.04)	1.96	1.92	—	—	(0.30)	(0.30)	9.24	25.53	3,134	0.94	(2)	(0.52	)(2)	38
01/31/19	9.24	(0.05)	0.30	0.25	—	—	(1.07)	(1.07)	8.42	2.26	2,977	0.94	(2)	(0.52	)(2)	69
01/31/20	8.42	(0.05)	1.22	1.17	—	—	(1.29)	(1.29)	8.30	14.60	2,997	0.95	(2)	(0.51	)(2)	81

SA Invesco Growth Opportunities Portfolio — Class 3
01/31/16	8.74	(0.06)	(0.74)	(0.80)	—	—	(1.16)	(1.16)	6.78	(10.63)	151,349	1.04	(2)	(0.68	)(2)	60
01/31/17	6.78	(0.04)	1.38	1.34	—	—	(0.66)	(0.66)	7.46	20.35	166,823	1.04	(2)	(0.56	)(2)	57
01/31/18	7.46	(0.05)	1.91	1.86	—	—	(0.30)	(0.30)	9.02	25.27	173,168	1.04	(2)	(0.62	)(2)	38
01/31/19	9.02	(0.06)	0.30	0.24	—	—	(1.07)	(1.07)	8.19	2.21	150,700	1.04	(2)	(0.62	)(2)	69
01/31/20	8.19	(0.05)	1.18	1.13	—	—	(1.29)	(1.29)	8.03	14.52	144,121	1.05	(2)	(0.61	)(2)	81

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20
SA International Index Class 1	0.06%	(0.02)%	(0.01)%
SA International Index Class 3	0.37	(0.02)	(0.01)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20
SA Invesco Growth Opportunities Class 1	0.01%	0.01%	0.00%	0.00%	0.00%
SA Invesco Growth Opportunities Class 2	0.01	0.01	0.00	0.00	0.00
SA Invesco Growth Opportunities Class 3	0.01	0.01	0.00	0.00	0.00

See Notes to Financial Statements

633

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Invesco VCP Equity-Income Portfolio — Class 1
09/26/16#- 01/31/17	$11.70	$0.06	$0.79	$0.85	$—	$—	$—	$—	$12.55	7.26%	$107	0.86	%†(2)	1.31	%†(2)	179%
01/31/18	12.55	0.20	1.51	1.71	(0.12)	—	—	(0.12)	14.14	13.67	124	0.83	(1)(2)	1.50	(1)(2)	151
01/31/19	14.14	0.21	(1.33)	(1.12)	(0.43)	—	(0.36)	(0.79)	12.23	(7.79)	130	0.83	(1)(2)	1.59	(1)(2)	147
01/31/20	12.23	0.20	0.79	0.99	(0.22)	—	(0.11)	(0.33)	12.89	8.03	229	0.83	(1)(2)	1.55	(1)(2)	158

SA Invesco VCP Equity-Income Portfolio — Class 3
01/31/16	11.41	0.08	(0.60)	(0.52)	(0.02)	—	—	(0.02)	10.87	(4.56)	718,952	1.23	(1)(2)	0.74	(1)(2)	135
01/31/17	10.87	0.14	1.59	1.73	(0.07)	—	(0.00)	(0.07)	12.53	15.98	1,183,005	1.15	(1)(2)	1.18	(1)(2)	179
01/31/18	12.53	0.16	1.53	1.69	(0.11)	—	—	(0.11)	14.11	13.54	1,610,083	1.08	(1)(2)	1.25	(1)(2)	151
01/31/19	14.11	0.18	(1.34)	(1.16)	(0.34)	—	(0.36)	(0.70)	12.25	(8.09)	1,484,110	1.08	(1)(2)	1.34	(1)(2)	147
01/31/20	12.25	0.17	0.80	0.97	(0.19)	—	(0.11)	(0.30)	12.92	7.84	1,544,293	1.08	(1)(2)	1.31	(1)(2)	158

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16	01/17		01/18(2)	01/19(2)	01/20(2)
SA Invesco VCP Equity-Income Class 1	—%	—%		0.05%	0.05%	0.05%
SA Invesco VCP Equity-Income Class 3	(0.03)	0.01	(2)	0.05	0.05	0.05

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17		01/18	01/19	01/20
SA Invesco VCP Equity-Income Class 1	—%	0.00	%†	0.00%	0.00%	0.00%
SA Invesco VCP Equity-Income Class 3	0.00	0.00		0.00	0.00	0.00

See Notes to Financial Statements

634

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA Janus Focused Growth Portfolio — Class 1
01/31/16	$13.03	$(0.03)	$(0.64)	$(0.67)	$—	$—	$(0.62)	$(0.62)	$11.74	(5.29)%	$114,577	0.90%		(0.24)%		70%
01/31/17	11.74	(0.00)	1.26	1.26	—	—	(1.16)	(1.16)	11.84	11.16	113,795	0.84	(2)	(0.04	)(2)	126
01/31/18	11.84	0.01	3.93	3.94	—	—	(1.05)	(1.05)	14.73	34.31	190,836	0.80	(2)	0.04	(2)	48
01/31/19	14.73	0.02	0.22	0.24	—	—	(1.10)	(1.10)	13.87	1.55	240,132	0.80	(2)	0.12	(2)	49
01/31/20	13.87	0.03	3.87	3.90	(0.00)	—	(0.84)	(0.84)	16.93	28.67	280,597	0.80	(2)	0.14	(2)	37

SA Janus Focused Growth Portfolio — Class 2
01/31/16	12.86	(0.05)	(0.62)	(0.67)	—	—	(0.62)	(0.62)	11.57	(5.36)	10,196	1.05		(0.41)		70
01/31/17	11.57	(0.02)	1.24	1.22	—	—	(1.16)	(1.16)	11.63	10.98	8,884	0.99	(2)	(0.19	)(2)	126
01/31/18	11.63	(0.01)	3.84	3.83	—	—	(1.05)	(1.05)	14.41	33.97	10,096	0.95	(2)	(0.07	)(2)	48
01/31/19	14.41	(0.01)	0.24	0.23	—	—	(1.10)	(1.10)	13.54	1.51	8,689	0.95	(2)	(0.04	)(2)	49
01/31/20	13.54	0.00	3.78	3.78	—	—	(0.84)	(0.84)	16.48	28.45	9,148	0.95	(2)	(0.01	)(2)	37

SA Janus Focused Growth Portfolio — Class 3
01/31/16	12.74	(0.07)	(0.61)	(0.68)	—	—	(0.62)	(0.62)	11.44	(5.49)	126,066	1.15		(0.51)		70
01/31/17	11.44	(0.03)	1.22	1.19	—	—	(1.16)	(1.16)	11.47	10.84	130,043	1.09	(2)	(0.29	)(2)	126
01/31/18	11.47	(0.02)	3.79	3.77	—	—	(1.05)	(1.05)	14.19	33.92	144,926	1.05	(2)	(0.17	)(2)	48
01/31/19	14.19	(0.02)	0.23	0.21	—	—	(1.10)	(1.10)	13.30	1.39	123,274	1.05	(2)	(0.14	)(2)	49
01/31/20	13.30	(0.01)	3.70	3.69	—	—	(0.84)	(0.84)	16.15	28.28	138,322	1.05	(2)	(0.11	)(2)	37

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20
SA Janus Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Janus Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA Janus Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17(1)	01/18(1)	01/19(1)	01/20(1)
SA Janus Focused Growth Class 1	0.06%	0.10%	0.10%	0.10%
SA Janus Focused Growth Class 2	0.06	0.10	0.10	0.10
SA Janus Focused Growth Class 3	0.06	0.10	0.10	0.10

See Notes to Financial Statements

635

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan Diversified Balanced Portfolio — Class 1
01/31/16	$20.58	$0.30	$(0.72)	$(0.42)	$(0.37)	$—	$(1.58)	$(1.95)	$18.21	(2.29)%	$77,857	0.73%		1.46%		82%
01/31/17	18.21	0.27	1.95	2.22	(0.32)	—	(0.85)	(1.17)	19.26	12.49	79,458	0.73		1.40		99
01/31/18	19.26	0.29	2.80	3.09	(0.33)	—	(1.01)	(1.34)	21.01	16.50	83,279	0.73	(2)	1.45	(2)	108
01/31/19	21.01	0.39	(1.45)	(1.06)	(0.31)	—	(1.25)	(1.56)	18.39	(5.04)	71,181	0.70	(2)	1.98	(2)	149
01/31/20	18.39	0.40	1.76	2.16	(0.44)	—	(1.06)	(1.50)	19.05	11.94	71,644	0.65	(2)	2.07	(2)	124

SA JPMorgan Diversified Balanced Portfolio — Class 2
01/31/16	20.54	0.27	(0.72)	(0.45)	(0.34)	—	(1.58)	(1.92)	18.17	(2.47)	9,780	0.88		1.32		82
01/31/17	18.17	0.24	1.95	2.19	(0.29)	—	(0.85)	(1.14)	19.22	12.34	10,792	0.88		1.25		99
01/31/18	19.22	0.26	2.81	3.07	(0.31)	—	(1.01)	(1.32)	20.97	16.38	12,732	0.88	(2)	1.29	(2)	108
01/31/19	20.97	0.36	(1.45)	(1.09)	(0.28)	—	(1.25)	(1.53)	18.35	(5.19)	11,098	0.85	(2)	1.83	(2)	149
01/31/20	18.35	0.37	1.75	2.12	(0.40)	—	(1.06)	(1.46)	19.01	11.77	10,305	0.80	(2)	1.93	(2)	124

SA JPMorgan Diversified Balanced Portfolio — Class 3
01/31/16	20.49	0.24	(0.71)	(0.47)	(0.32)	—	(1.58)	(1.90)	18.12	(2.53)	123,752	0.98		1.21		82
01/31/17	18.12	0.22	1.95	2.17	(0.28)	—	(0.85)	(1.13)	19.16	12.23	138,697	0.98		1.14		99
01/31/18	19.16	0.24	2.79	3.03	(0.29)	—	(1.01)	(1.30)	20.89	16.23	170,049	0.98	(2)	1.19	(2)	108
01/31/19	20.89	0.34	(1.44)	(1.10)	(0.27)	—	(1.25)	(1.52)	18.27	(5.27)	177,698	0.95	(2)	1.74	(2)	149
01/31/20	18.27	0.34	1.74	2.08	(0.39)	—	(1.06)	(1.45)	18.90	11.60	202,789	0.90	(2)	1.81	(2)	124

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20
SA JPMorgan Diversified Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Diversified Balanced Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Diversified Balanced Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)	01/20(1)
SA JPMorgan Diversified Balanced Class 1	0.01%	0.06%	0.07%
SA JPMorgan Diversified Balanced Class 2	0.01	0.06	0.07
SA JPMorgan Diversified Balanced Class 3	0.01	0.06	0.07

See Notes to Financial Statements

636

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/16	$7.32	$0.12	$(1.55)	$(1.43)	$(0.12)	$—	$—	$(0.12)	$5.77	(19.68)%	$237,213	1.13%	1.79%	59%
01/31/17	5.77	0.13	1.35	1.48	(0.14)	—	—	(0.14)	7.11	25.63	169,400	1.15	1.88	67
01/31/18	7.11	0.13	2.99	3.12	(0.16)	—	—	(0.16)	10.07	44.22	200,885	1.12	1.56	49
01/31/19	10.07	0.19	(2.05)	(1.86)	(0.19)	—	—	(0.19)	8.02	(18.39)	118,832	1.14	2.24	72
01/31/20	8.02	0.17	0.14	0.31	(0.25)	—	—	(0.25)	8.08	3.84	86,133	1.18	2.05	53

SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/16	7.27	0.11	(1.53)	(1.42)	(0.11)	—	—	(0.11)	5.74	(19.70)	3,553	1.28	1.56	59
01/31/17	5.74	0.10	1.36	1.46	(0.12)	—	—	(0.12)	7.08	25.42	3,676	1.30	1.46	67
01/31/18	7.08	0.12	2.97	3.09	(0.15)	—	—	(0.15)	10.02	43.94	4,487	1.27	1.40	49
01/31/19	10.02	0.17	(2.04)	(1.87)	(0.17)	—	—	(0.17)	7.98	(18.54)	3,272	1.30	2.04	72
01/31/20	7.98	0.15	0.14	0.29	(0.23)	—	—	(0.23)	8.04	3.67	2,828	1.33	1.88	53

SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/16	7.22	0.10	(1.52)	(1.42)	(0.11)	—	—	(0.11)	5.69	(19.91)	129,174	1.38	1.47	59
01/31/17	5.69	0.09	1.35	1.44	(0.11)	—	—	(0.11)	7.02	25.36	146,034	1.40	1.33	67
01/31/18	7.02	0.11	2.96	3.07	(0.15)	—	—	(0.15)	9.94	43.91	168,305	1.37	1.31	49
01/31/19	9.94	0.16	(2.03)	(1.87)	(0.16)	—	—	(0.16)	7.91	(18.67)	133,143	1.40	1.90	72
01/31/20	7.91	0.15	0.14	0.29	(0.22)	—	—	(0.22)	7.98	3.74	125,014	1.43	1.83	53

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20
SA JPMorgan Emerging Markets Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Emerging Markets Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Emerging Markets Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16(1)	01/17(1)	01/18(1)	01/19(1)	01/20(1)
SA JPMorgan Emerging Markets Class 1	0.09%	0.09%	0.10%	0.10%	0.12%
SA JPMorgan Emerging Markets Class 2	0.09	0.10	0.10	0.10	0.12
SA JPMorgan Emerging Markets Class 3	0.09	0.10	0.10	0.10	0.12

See Notes to Financial Statements

637

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan Equity-Income Portfolio — Class 1
01/31/16	$31.27	$0.68	$(1.48)	$(0.80)	$(0.57)	$—	$(1.22)	$(1.79)	$28.68	(2.69)%	$764,330	0.58%		2.19%		23%
01/31/17	28.68	0.68	5.16	5.84	(0.62)	—	(1.07)	(1.69)	32.83	20.77	898,336	0.57		2.19		26
01/31/18	32.83	0.70	6.60	7.30	(0.77)	—	(1.80)	(2.57)	37.56	22.93	950,519	0.57	(2)	2.00	(2)	14
01/31/19	37.56	0.81	(1.83)	(1.02)	(0.78)	—	(2.29)	(3.07)	33.47	(2.95)	805,291	0.58	(2)	2.27	(2)	19
01/31/20	33.47	0.76	5.13	5.89	(0.96)	—	(2.63)	(3.59)	35.77	17.88	821,452	0.58		2.10		18

SA JPMorgan Equity-Income Portfolio — Class 2
01/31/16	31.23	0.64	(1.49)	(0.85)	(0.52)	—	(1.22)	(1.74)	28.64	(2.86)	10,342	0.73		2.06		23
01/31/17	28.64	0.64	5.15	5.79	(0.57)	—	(1.07)	(1.64)	32.79	20.61	10,771	0.72		2.05		26
01/31/18	32.79	0.65	6.58	7.23	(0.71)	—	(1.80)	(2.51)	37.51	22.74	11,350	0.72	(2)	1.86	(2)	14
01/31/19	37.51	0.76	(1.84)	(1.08)	(0.72)	—	(2.29)	(3.01)	33.42	(3.11)	9,761	0.73	(2)	2.13	(2)	19
01/31/20	33.42	0.70	5.14	5.84	(0.90)	—	(2.63)	(3.53)	35.73	17.75	10,250	0.73		1.95		18

SA JPMorgan Equity-Income Portfolio — Class 3
01/31/16	31.13	0.61	(1.48)	(0.87)	(0.50)	—	(1.22)	(1.72)	28.54	(2.93)	198,631	0.83		1.95		23
01/31/17	28.54	0.61	5.13	5.74	(0.54)	—	(1.07)	(1.61)	32.67	20.51	228,252	0.82		1.95		26
01/31/18	32.67	0.61	6.54	7.15	(0.68)	—	(1.80)	(2.48)	37.34	22.58	253,011	0.82	(2)	1.76	(2)	14
01/31/19	37.34	0.72	(1.82)	(1.10)	(0.69)	—	(2.29)	(2.98)	33.26	(3.19)	218,826	0.83	(2)	2.03	(2)	19
01/31/20	33.26	0.66	5.12	5.78	(0.87)	—	(2.63)	(3.50)	35.54	17.63	237,776	0.83		1.85		18

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20
SA JPMorgan Equity-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)
SA JPMorgan Equity-Income Class 1	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00

See Notes to Financial Statements

638

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Global Equities Portfolio — Class 1
01/31/16	$18.55	$0.26	$(1.33)	$(1.07)	$(0.28)	$—	$(0.04)	$(0.32)	$17.16	(5.89)%	$521,970	0.76%		1.39%		60%
01/31/17	17.16	0.29	2.39	2.68	(0.26)	—	—	(0.26)	19.58	15.72	517,220	0.76		1.58		92
01/31/18	19.58	0.29	5.08	5.37	(0.40)	—	—	(0.40)	24.55	27.61	538,327	0.76	(2)	1.32	(2)	88
01/31/19	24.55	0.36	(2.38)	(2.02)	(0.43)	—	(3.19)	(3.62)	18.91	(8.58)	426,558	0.77	(2)	1.62	(2)	61
01/31/20	18.91	0.27	1.41	1.68	(0.46)	—	(1.61)	(2.07)	18.52	9.09	330,323	0.81		1.37		66

SA JPMorgan Global Equities Portfolio — Class 2
01/31/16	18.50	0.24	(1.34)	(1.10)	(0.24)	—	(0.04)	(0.28)	17.12	(6.01)	4,392	0.91		1.28		60
01/31/17	17.12	0.26	2.38	2.64	(0.23)	—	—	(0.23)	19.53	15.50	4,284	0.91		1.43		92
01/31/18	19.53	0.25	5.09	5.34	(0.37)	—	—	(0.37)	24.50	27.50	4,768	0.91	(2)	1.17	(2)	88
01/31/19	24.50	0.33	(2.39)	(2.06)	(0.39)	—	(3.19)	(3.58)	18.86	(8.76)	3,743	0.93	(2)	1.47	(2)	61
01/31/20	18.86	0.22	1.43	1.65	(0.42)	—	(1.61)	(2.03)	18.48	8.97	3,592	0.96		1.15		66

SA JPMorgan Global Equities Portfolio — Class 3
01/31/16	18.41	0.22	(1.32)	(1.10)	(0.23)	—	(0.04)	(0.27)	17.04	(6.07)	33,857	1.01		1.17		60
01/31/17	17.04	0.24	2.37	2.61	(0.21)	—	—	(0.21)	19.44	15.39	35,721	1.01		1.31		92
01/31/18	19.44	0.23	5.05	5.28	(0.35)	—	—	(0.35)	24.37	27.31	40,255	1.01	(2)	1.06	(2)	88
01/31/19	24.37	0.30	(2.37)	(2.07)	(0.37)	—	(3.19)	(3.56)	18.74	(8.86)	34,288	1.02	(2)	1.36	(2)	61
01/31/20	18.74	0.19	1.44	1.63	(0.41)	—	(1.61)	(2.02)	18.35	8.89	36,256	1.06		1.03		66

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20
SA JPMorgan Global Equities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)
SA JPMorgan Global Equities Class 1	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00

See Notes to Financial Statements

639

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/16	$9.20	$0.16	$(0.23)	$(0.07)	$(0.11)	$—	$(0.22)	$(0.33)	$8.80	(0.78)%	$1,065,054	0.54%	1.76%	65%
01/31/17	8.80	0.19	0.03	0.22	(0.17)	—	—	(0.17)	8.85	2.52	965,033	0.53	2.13	33
01/31/18	8.85	0.20	0.03	0.23	(0.22)	—	—	(0.22)	8.86	2.55	967,278	0.53	2.25	33
01/31/19	8.86	0.23	(0.08)	0.15	(0.22)	—	—	(0.22)	8.79	1.76	931,054	0.54	2.60	35
01/31/20	8.79	0.25	0.65	0.90	(0.28)	—	—	(0.28)	9.41	10.32	1,085,375	0.53	2.72	61

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/16	9.16	0.14	(0.22)	(0.08)	(0.09)	—	(0.22)	(0.31)	8.77	(0.90)	10,651	0.69	1.57	65
01/31/17	8.77	0.18	0.02	0.20	(0.16)	—	—	(0.16)	8.81	2.21	9,526	0.68	1.98	33
01/31/18	8.81	0.19	0.03	0.22	(0.20)	—	—	(0.20)	8.83	2.50	8,619	0.68	2.10	33
01/31/19	8.83	0.21	(0.08)	0.13	(0.20)	—	—	(0.20)	8.76	1.59	7,626	0.69	2.44	35
01/31/20	8.76	0.24	0.64	0.88	(0.26)	—	—	(0.26)	9.38	10.18	7,594	0.68	2.57	61

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/16	9.11	0.13	(0.21)	(0.08)	(0.09)	—	(0.22)	(0.31)	8.72	(0.95)	935,363	0.79	1.49	65
01/31/17	8.72	0.17	0.02	0.19	(0.15)	—	—	(0.15)	8.76	2.16	958,280	0.78	1.88	33
01/31/18	8.76	0.18	0.03	0.21	(0.20)	—	—	(0.20)	8.77	2.33	973,614	0.78	2.00	33
01/31/19	8.77	0.20	(0.07)	0.13	(0.20)	—	—	(0.20)	8.70	1.50	840,537	0.79	2.35	35
01/31/20	8.70	0.22	0.65	0.87	(0.26)	—	—	(0.26)	9.31	10.03	935,477	0.78	2.47	61

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16	01/17	01/18	01/19	01/20
SA JPMorgan MFS Core Bond Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
SA JPMorgan MFS Core Bond Class 2	0.10	0.10	0.10	0.10	0.10
SA JPMorgan MFS Core Bond Class 3	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

640

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/16	$17.61	$(0.05)	$(1.00)	$(1.05)	$—	$—	$(1.42)	$(1.42)	$15.14	(6.88)%	$223,093	0.80%		(0.29)%		58%
01/31/17	15.14	(0.01)	2.59	2.58	—	—	(2.03)	(2.03)	15.69	17.61	184,053	0.81		(0.08)		43
01/31/18	15.69	(0.04)	4.94	4.90	—	—	(1.00)	(1.00)	19.59	31.83	203,680	0.80	(2)	(0.21	)(2)	47
01/31/19	19.59	(0.04)	0.04	(0.00)	—	—	(2.37)	(2.37)	17.22	0.05	209,126	0.81	(2)	(0.23	)(2)	57
01/31/20	17.22	(0.04)	4.77	4.73	—	—	(1.70)	(1.70)	20.25	28.33	235,464	0.81		(0.23)		43

SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/16	17.25	(0.08)	(0.98)	(1.06)	—	—	(1.42)	(1.42)	14.77	(7.09)	14,163	0.95		(0.43)		58
01/31/17	14.77	(0.04)	2.54	2.50	—	—	(2.03)	(2.03)	15.24	17.50	13,824	0.96		(0.24)		43
01/31/18	15.24	(0.06)	4.78	4.72	—	—	(1.00)	(1.00)	18.96	31.59	15,783	0.95	(2)	(0.37	)(2)	47
01/31/19	18.96	(0.07)	0.04	(0.03)	—	—	(2.37)	(2.37)	16.56	(0.11)	14,192	0.96	(2)	(0.37	)(2)	57
01/31/20	16.56	(0.07)	4.58	4.51	—	—	(1.70)	(1.70)	19.37	28.12	15,345	0.96		(0.38)		43

SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/16	17.03	(0.09)	(0.97)	(1.06)	—	—	(1.42)	(1.42)	14.55	(7.18)	128,135	1.05		(0.53)		58
01/31/17	14.55	(0.05)	2.50	2.45	—	—	(2.03)	(2.03)	14.97	17.42	144,257	1.06		(0.35)		43
01/31/18	14.97	(0.08)	4.69	4.61	—	—	(1.00)	(1.00)	18.58	31.42	162,852	1.05	(2)	(0.46	)(2)	47
01/31/19	18.58	(0.08)	0.04	(0.04)	—	—	(2.37)	(2.37)	16.17	(0.17)	147,794	1.06	(2)	(0.47	)(2)	57
01/31/20	16.17	(0.08)	4.45	4.37	—	—	(1.70)	(1.70)	18.84	27.94	168,978	1.06		(0.48)		43

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20
SA JPMorgan Mid-Cap Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)
SA JPMorgan Mid-Cap Growth Class 1	0.00%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.00	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.00	0.00

See Notes to Financial Statements

641

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Large Cap Growth Index Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.13	$0.48	$0.61	$(0.12)	$—	$(0.04)	$(0.16)	$15.45	4.11%	$246,649	0.35	%†	1.13	%†	30%
01/31/20	15.45	0.20	3.53	3.73	(0.01)	—	(0.01)	(0.02)	19.16	24.10	271,291	0.35		1.15		33

SA Large Cap Growth Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.09	0.49	0.58	(0.09)	—	(0.04)	(0.13)	15.45	3.92	579	0.60	†	0.86	†	30
01/31/20	15.45	0.14	3.54	3.68	(0.00)	—	(0.01)	(0.01)	19.12	23.81	7,134	0.60		0.85		33

SA Large Cap Index Portfolio — Class 1
01/31/16	17.10	0.29	(0.47)	(0.18)	(0.19)	—	(0.26)	(0.45)	16.47	(1.08)	1,320,094	0.38		1.68		23
01/31/17	16.47	0.33	2.87	3.20	(0.25)	—	(0.17)	(0.42)	19.25	19.62	1,709,589	0.33		1.81		7
01/31/18	19.25	0.35	4.58	4.93	(0.33)	—	(0.24)	(0.57)	23.61	25.93	2,168,616	0.33		1.66		16
01/31/19	23.61	0.39	(1.04)	(0.65)	(0.72)	—	(0.64)	(1.36)	21.60	(2.66)	2,068,135	0.33		1.74		11
01/31/20	21.60	0.39	4.17	4.56	(0.01)	—	(0.06)	(0.07)	26.09	21.14	2,512,185	0.31		1.62		3

SA Large Cap Index Portfolio — Class 3
10/06/17#- 01/31/18	21.24	0.03	2.32	2.35	—	—	—	—	23.59	11.06	6,660	0.59	%†	0.57	%†	16
01/31/19	23.59	0.33	(1.03)	(0.70)	(0.64)	—	(0.64)	(1.28)	21.61	(2.93)	11,828	0.59		1.50		11
01/31/20	21.61	0.32	4.18	4.50	(0.00)	—	(0.06)	(0.06)	26.05	20.86	21,992	0.56		1.36		3

SA Large Cap Value Index Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.03)	0.27	(0.30)	—	(0.03)	(0.33)	14.94	1.97	235,084	0.35	†	2.63	†	31
01/31/20	14.94	0.36	2.33	2.69	(0.01)	—	(0.01)	(0.02)	17.61	18.00	268,749	0.35		2.21		38

SA Large Cap Value Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.21	0.03	0.24	(0.25)	—	(0.03)	(0.28)	14.96	1.75	1,296	0.60	†	2.11	†	31
01/31/20	14.96	0.30	2.35	2.65	(0.00)	—	(0.01)	(0.01)	17.60	17.74	5,985	0.60		1.90		38

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16	01/17	01/18		01/19		01/20
SA Large Cap Growth Class 1	—%	—%	—%		0.05	%†	0.05%
SA Large Cap Growth Class 3	—	—	—		0.16	†	0.07
SA Large Cap Index Class 1	0.06	0.11	0.11		0.11		0.12
SA Large Cap Index Class 3	—	—	0.11	†	0.11		0.12
SA Large Cap Value Index Class 1	—	—	—		0.05	†	0.05
SA Large Cap Value Index Class 3	—	—	—		0.14	†	0.05

See Notes to Financial Statements

642

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover

SA Legg Mason BW Large Cap Value Portfolio — Class 1
01/31/16	$26.57	$0.26	$(0.41)	$(0.15)		$(0.14)	$—	$(4.41)	$(4.55)	$21.87	(1.55)%	$666,660	0.74%	0.98%	126%
01/31/17	21.87	0.40	4.05	4.45		(0.22)	—	(6.26)	(6.48)	19.84	23.05	899,493	0.70	1.89	51
01/31/18	19.84	0.36	4.62	4.98		(0.40)	—	(0.77)	(1.17)	23.65	25.65	977,480	0.70	1.66	47
01/31/19	23.65	0.40	(1.79)	(1.39	)(3)	(0.40)	—	(1.93)	(2.33)	19.93	(6.30)	823,084	0.70	1.82	48	(4)
01/31/20	19.93	0.43	2.11	2.54		(0.46)	—	(1.88)	(2.34)	20.13	12.66	863,626	0.70	2.05	49

SA Legg Mason BW Large Cap Value Portfolio — Class 2
01/31/16	26.55	0.22	(0.40)	(0.18)		(0.10)	—	(4.41)	(4.51)	21.86	(1.69)	51,134	0.89	0.82	126
01/31/17	21.86	0.38	4.04	4.42		(0.18)	—	(6.26)	(6.44)	19.84	22.87	51,509	0.85	1.78	51
01/31/18	19.84	0.32	4.62	4.94		(0.36)	—	(0.77)	(1.13)	23.65	25.46	53,260	0.85	1.50	47
01/31/19	23.65	0.37	(1.80)	(1.43	)(3)	(0.36)	—	(1.93)	(2.29)	19.93	(6.46)	44,027	0.85	1.67	48	(4)
01/31/20	19.93	0.40	2.11	2.51		(0.42)	—	(1.88)	(2.30)	20.14	12.53	43,056	0.85	1.90	49

SA Legg Mason BW Large Cap Value Portfolio — Class 3
01/31/16	26.46	0.19	(0.39)	(0.20)		(0.07)	—	(4.41)	(4.48)	21.78	(1.77)	502,927	0.99	0.72	126
01/31/17	21.78	0.36	4.01	4.37		(0.15)	—	(6.26)	(6.41)	19.74	22.74	531,460	0.95	1.67	51
01/31/18	19.74	0.30	4.59	4.89		(0.34)	—	(0.77)	(1.11)	23.52	25.33	570,935	0.95	1.40	47
01/31/19	23.52	0.34	(1.78)	(1.44	)(3)	(0.33)	—	(1.93)	(2.26)	19.82	(6.52)	489,891	0.95	1.57	48	(4)
01/31/20	19.82	0.38	2.09	2.47		(0.40)	—	(1.88)	(2.28)	20.01	12.38	466,528	0.95	1.80	49

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20
SA Legg Mason BW Large Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Legg Mason BW Large Cap Value Class 2	0.00	0.00	0.00	0.00	0.00
SA Legg Mason BW Large Cap Value Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16(1)	01/17(1)	01/18(1)	01/19(1)	01/20(1)
SA Legg Mason BW Large Cap Value Class 1	0.02%	0.05%	0.05%	0.05%	0.05%
SA Legg Mason BW Large Cap Value Class 2	0.02	0.06	0.05	0.05	0.05
SA Legg Mason BW Large Cap Value Class 3	0.02	0.05	0.05	0.05	0.05

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

643

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover

SA Legg Mason Tactical Opportunities Portfolio — Class 1
10/06/17#-01/31/18	10.00	0.03	0.61	0.64	(0.04)	—	—	(0.04)	10.60	6.38	(3)	133	0.81	†	0.93	†	5
01/31/19	10.60	0.18	(0.54)	(0.36)	(0.14)	(0.02)	(0.02)	(0.18)	10.06	(3.38)		133	0.81		1.80		45
01/31/20	10.06	0.20	0.98	1.18	(0.17)	—	(0.02)	(0.19)	11.05	11.75		148	0.81		1.88		42

SA Legg Mason Tactical Opportunities Portfolio — Class 3
10/06/17#-01/31/18	10.00	0.02	0.61	0.63	(0.03)	—	—	(0.03)	10.60	6.33	(3)	14,410	1.06	†	0.69	†	5
01/31/19	10.60	0.15	(0.54)	(0.39)	(0.11)	(0.02)	(0.02)	(0.15)	10.06	(3.63)		34,311	1.06		1.52		45
01/31/20	10.06	0.17	0.98	1.15	(0.15)	—	(0.02)	(0.17)	11.04	11.43		55,730	1.06		1.58		42

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20
SA Legg Mason Tactical Opportunities Class 1	0.00%	0.00%	0.00%
SA Legg Mason Tactical Opportunities Class 3	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†(1)	01/19(1)	01/20(1)
SA Legg Mason Tactical Opportunities Class 1	3.00%	1.03%	0.31%
SA Legg Mason Tactical Opportunities Class 3	3.01	0.93	0.32

(3)	The Portfolio’s performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

644

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Blue Chip Growth Portfolio — Class 1
01/31/16	$9.94	$0.07	$(0.08)	$(0.01)	$(0.04)	$—	$(0.18)	$(0.22)	$9.71	(0.18)%		$364,443	0.72%		0.64%		48%
01/31/17	9.71	0.08	1.60	1.68	(0.06)	—	(0.33)	(0.39)	11.00	17.51		389,551	0.71	(1)	0.73	(1)	59
01/31/18	11.00	0.06	3.35	3.41	(0.09)	—	(0.26)	(0.35)	14.06	31.36		548,669	0.70		0.48		66
01/31/19	14.06	0.08	(0.48)	(0.40)	(0.06)	—	(1.04)	(1.10)	12.56	(3.12	)(2)	554,507	0.69		0.59		66
01/31/20	12.56	0.08	2.67	2.75	(0.09)	—	(1.49)	(1.58)	13.73	22.80		577,795	0.69		0.59		53

SA MFS Blue Chip Growth Portfolio — Class 2
01/31/16	9.90	0.05	(0.07)	(0.02)	(0.03)	—	(0.18)	(0.21)	9.67	(0.33)		3,407	0.87		0.50		48
01/31/17	9.67	0.06	1.61	1.67	(0.05)	—	(0.33)	(0.38)	10.96	17.38		3,294	0.86	(1)	0.59	(1)	59
01/31/18	10.96	0.04	3.34	3.38	(0.07)	—	(0.26)	(0.33)	14.01	31.19		3,760	0.85		0.35		66
01/31/19	14.01	0.06	(0.49)	(0.43)	(0.03)	—	(1.04)	(1.07)	12.51	(3.29	)(2)	3,208	0.84		0.44		66
01/31/20	12.51	0.06	2.66	2.72	(0.06)	—	(1.49)	(1.55)	13.68	22.68		3,204	0.84		0.44		53

SA MFS Blue Chip Growth Portfolio — Class 3
01/31/16	9.85	0.04	(0.07)	(0.03)	(0.02)	—	(0.18)	(0.20)	9.62	(0.40)		102,594	0.97		0.40		48
01/31/17	9.62	0.05	1.60	1.65	(0.04)	—	(0.33)	(0.37)	10.90	17.29		120,537	0.96	(1)	0.48	(1)	59
01/31/18	10.90	0.03	3.31	3.34	(0.06)	—	(0.26)	(0.32)	13.92	31.00		139,469	0.95		0.25		66
01/31/19	13.92	0.05	(0.48)	(0.43)	(0.02)	—	(1.04)	(1.06)	12.43	(3.33	)(2)	124,228	0.94		0.34		66
01/31/20	12.43	0.04	2.64	2.68	(0.05)	—	(1.49)	(1.54)	13.57	22.49		135,148	0.94		0.34		53

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/17
SA MFS Blue Chip Growth Class 1	0.00%
SA MFS Blue Chip Growth Class 2	0.00
SA MFS Blue Chip Growth Class 3	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

645

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/16	$21.00	$0.18	$(0.18)	$0.00	$(0.19)	$—	$(1.07)	$(1.26)	$19.74	(0.23)%	$644,192	0.71	%(1)	0.83	%(1)	23%
01/31/17	19.74	0.18	3.00	3.18	(0.19)	—	(1.87)	(2.06)	20.86	16.74	685,288	0.70	(1)	0.88	(1)	18
01/31/18	20.86	0.17	5.35	5.52	(0.24)	—	(0.60)	(0.84)	25.54	26.91	784,894	0.70	(1)	0.74	(1)	14
01/31/19	25.54	0.20	(0.90)	(0.70)	(0.21)	—	(2.23)	(2.44)	22.40	(2.91)	615,764	0.71		0.81		12
01/31/20	22.40	0.19	4.40	4.59	(0.23)	—	(2.90)	(3.13)	23.86	21.17	635,910	0.71		0.76		16

SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/16	20.99	0.15	(0.18)	(0.03)	(0.15)	—	(1.07)	(1.22)	19.74	(0.36)	9,167	0.86	(1)	0.68	(1)	23
01/31/17	19.74	0.15	3.00	3.15	(0.15)	—	(1.87)	(2.02)	20.87	16.56	9,120	0.85	(1)	0.74	(1)	18
01/31/18	20.87	0.14	5.35	5.49	(0.21)	—	(0.60)	(0.81)	25.55	26.71	10,005	0.85	(1)	0.59	(1)	14
01/31/19	25.55	0.16	(0.89)	(0.73)	(0.17)	—	(2.23)	(2.40)	22.42	(3.03)	8,075	0.86		0.67		12
01/31/20	22.42	0.15	4.40	4.55	(0.19)	—	(2.90)	(3.09)	23.88	20.94	8,180	0.86		0.61		16

SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/16	20.91	0.12	(0.17)	(0.05)	(0.13)	—	(1.07)	(1.20)	19.66	(0.44)	364,196	0.96	(1)	0.58	(1)	23
01/31/17	19.66	0.13	2.99	3.12	(0.14)	—	(1.87)	(2.01)	20.77	16.44	397,306	0.95	(1)	0.63	(1)	18
01/31/18	20.77	0.11	5.33	5.44	(0.19)	—	(0.60)	(0.79)	25.42	26.58	429,122	0.95	(1)	0.49	(1)	14
01/31/19	25.42	0.14	(0.90)	(0.76)	(0.14)	—	(2.23)	(2.37)	22.29	(3.16)	363,992	0.96		0.56		12
01/31/20	22.29	0.12	4.38	4.50	(0.16)	—	(2.90)	(3.06)	23.73	20.85	364,762	0.96		0.51		16

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18
SA MFS Massachusetts Investors Trust Class 1	0.00%	0.00%	0.00%
SA MFS Massachusetts Investors Trust Class 2	0.00	0.00	0.00
SA MFS Massachusetts Investors Trust Class 3	0.00	0.00	0.00

See Notes to Financial Statements

646

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA MFS Total Return Portfolio — Class 1
01/31/16	$19.07	$0.40	$(0.64)	$(0.24)	$(0.48)	$—	$—	$(0.48)	$18.35	(1.31)%	$197,724	0.69	%(1)	2.05	%(1)	38%
01/31/17	18.35	0.41	1.89	2.30	(0.46)	—	(1.16)	(1.62)	19.03	12.74	193,053	0.70	(1)	2.15	(1)	32
01/31/18	19.03	0.36	2.17	2.53	(0.51)	—	(1.11)	(1.62)	19.94	13.67	192,656	0.70	(1)	1.84	(1)	31
01/31/19	19.94	0.38	(0.98)	(0.60)	(0.42)	—	(1.11)	(1.53)	17.81	(3.01)	160,674	0.71		1.99		30
01/31/20	17.81	0.38	2.05	2.43	(0.46)	—	(0.60)	(1.06)	19.18	13.79	160,743	0.71		1.99		29

SA MFS Total Return Portfolio — Class 2
01/31/16	19.06	0.37	(0.63)	(0.26)	(0.45)	—	—	(0.45)	18.35	(1.44)	31,255	0.84	(1)	1.90	(1)	38
01/31/17	18.35	0.39	1.87	2.26	(0.42)	—	(1.16)	(1.58)	19.03	12.54	29,714	0.85	(1)	2.00	(1)	32
01/31/18	19.03	0.33	2.18	2.51	(0.48)	—	(1.11)	(1.59)	19.95	13.54	29,151	0.85	(1)	1.69	(1)	31
01/31/19	19.95	0.35	(0.98)	(0.63)	(0.38)	—	(1.11)	(1.49)	17.83	(3.13)	24,003	0.86		1.84		30
01/31/20	17.83	0.35	2.05	2.40	(0.43)	—	(0.60)	(1.03)	19.20	13.58	22,761	0.86		1.84		29

SA MFS Total Return Portfolio — Class 3
01/31/16	19.02	0.35	(0.63)	(0.28)	(0.43)	—	—	(0.43)	18.31	(1.54)	296,540	0.94	(1)	1.80	(1)	38
01/31/17	18.31	0.36	1.89	2.25	(0.41)	—	(1.16)	(1.57)	18.99	12.47	311,860	0.95	(1)	1.90	(1)	32
01/31/18	18.99	0.31	2.16	2.47	(0.46)	—	(1.11)	(1.57)	19.89	13.38	332,869	0.95	(1)	1.59	(1)	31
01/31/19	19.89	0.33	(0.97)	(0.64)	(0.37)	—	(1.11)	(1.48)	17.77	(3.22)	299,400	0.96		1.74		30
01/31/20	17.77	0.33	2.03	2.36	(0.41)	—	(0.60)	(1.01)	19.12	13.43	325,537	0.96		1.73		29

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18
SA MFS Total Return Class 1	0.00%	0.00%	0.00%
SA MFS Total Return Class 2	0.00	0.00	0.00
SA MFS Total Return Class 3	0.00	0.00	0.00

See Notes to Financial Statements

647

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Mid Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.11	$1.57	$1.68	$(0.09)	$—	$(0.07)	$(0.16)	$11.52	16.94%	$175,119	0.40	(1)%†	1.08	(1)%†	23%
01/31/19	11.52	0.11	(0.74)	(0.63)	(0.10)	—	(0.31)	(0.41)	10.48	(5.13)	242,067	0.40	(1)	1.01	(1)	25
01/31/20	10.48	0.13	0.99	1.12	—	—	(0.02)	(0.02)	11.58	10.69	283,945	0.40		1.16		13

SA Mid Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.08	1.57	1.65	(0.07)	—	(0.07)	(0.14)	11.51	16.60	358	0.65	(1)†	0.83	(1)†	23
01/31/19	11.51	0.08	(0.74)	(0.66)	(0.07)	—	(0.31)	(0.38)	10.47	(5.39)	2,665	0.65	(1)	0.79	(1)	25
01/31/20	10.47	0.10	0.99	1.09	—	—	(0.02)	(0.02)	11.54	10.42	10,248	0.65		0.90		13

SA Morgan Stanley International Equities Portfolio — Class 1
01/31/16	9.51	0.12	(0.66)	(0.54)	(0.20)	—	—	(0.20)	8.77	(5.81)	240,105	0.90	(2)	1.30	(2)	27
01/31/17	8.77	0.16	0.26	0.42	(0.12)	—	—	(0.12)	9.07	4.73	303,787	0.89	(2)	1.80	(2)	33
01/31/18	9.07	0.14	2.24	2.38	(0.12)	—	—	(0.12)	11.33	26.39	419,078	0.87	(2)	1.37	(2)	33
01/31/19	11.33	0.21	(1.63)	(1.42)	(0.13)	—	(0.25)	(0.38)	9.53	(12.56)	320,376	0.89		2.04		29
01/31/20	9.53	0.20	0.95	1.15	(0.26)	—	(0.40)	(0.66)	10.02	12.19	315,398	0.89		1.93		20

SA Morgan Stanley International Equities Portfolio — Class 2
01/31/16	9.46	0.16	(0.71)	(0.55)	(0.18)	—	—	(0.18)	8.73	(5.91)	12,593	1.06	(2)	1.68	(2)	27
01/31/17	8.73	0.17	0.23	0.40	(0.10)	—	—	(0.10)	9.03	4.55	10,917	1.04	(2)	1.87	(2)	33
01/31/18	9.03	0.14	2.22	2.36	(0.11)	—	—	(0.11)	11.28	26.20	11,974	1.02	(2)	1.35	(2)	33
01/31/19	11.28	0.19	(1.61)	(1.42)	(0.12)	—	(0.25)	(0.37)	9.49	(12.68)	9,073	1.04		1.87		29
01/31/20	9.49	0.18	0.96	1.14	(0.25)	—	(0.40)	(0.65)	9.98	12.04	9,014	1.04		1.76		20

SA Morgan Stanley International Equities Portfolio — Class 3
01/31/16	9.44	0.15	(0.71)	(0.56)	(0.17)	—	—	(0.17)	8.71	(6.01)	145,583	1.16	(2)	1.55	(2)	27
01/31/17	8.71	0.15	0.24	0.39	(0.09)	—	—	(0.09)	9.01	4.47	148,419	1.14	(2)	1.69	(2)	33
01/31/18	9.01	0.13	2.21	2.34	(0.10)	—	—	(0.10)	11.25	26.05	159,607	1.12	(2)	1.25	(2)	33
01/31/19	11.25	0.18	(1.61)	(1.43)	(0.10)	—	(0.25)	(0.35)	9.47	(12.73)	128,582	1.14		1.75		29
01/31/20	9.47	0.16	0.97	1.13	(0.24)	—	(0.40)	(0.64)	9.96	11.97	130,870	1.14		1.65		20

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19
SA Mid Cap Index Class 1	0.02%	(0.01)%
SA Mid Cap Index Class 3	0.19	(0.01)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18
SA Morgan Stanley International Equities Class 1	0.01%	0.00%	0.00%
SA Morgan Stanley International Equities Class 2	0.01	0.00	0.00
SA Morgan Stanley International Equities Class 3	0.01	0.00	0.00

See Notes to Financial Statements

648

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Oppenheimer Main Street Large Cap Portfolio — Class 1
01/31/16	$18.55	$0.20	$0.03	$0.23	$(0.12)	$—	$(0.86)	$(0.98)	$17.80	1.05%	$225,320	0.80%		1.08%		52%
01/31/17	17.80	0.23	3.16	3.39	(0.15)	—	(0.63)	(0.78)	20.41	19.34	299,651	0.78		1.19		32
01/31/18	20.41	0.24	3.79	4.03	(0.23)	—	(0.54)	(0.77)	23.67	20.02	364,981	0.77		1.09		43
01/31/19	23.67	0.27	(1.17)	(0.90)	(0.26)	—	(1.41)	(1.67)	21.10	(4.03)	305,771	0.78		1.08		65
01/31/20	21.10	0.23	4.12	4.35	(0.29)	—	(2.60)	(2.89)	22.56	21.35	323,843	0.79		1.00		39

SA Oppenheimer Main Street Large Cap Portfolio — Class 2
01/31/16	18.52	0.18	0.02	0.20	(0.08)	—	(0.86)	(0.94)	17.78	0.93	5,128	0.95		0.92		52
01/31/17	17.78	0.21	3.16	3.37	(0.12)	—	(0.63)	(0.75)	20.40	19.21	4,649	0.93		1.05		32
01/31/18	20.40	0.21	3.78	3.99	(0.19)	—	(0.54)	(0.73)	23.66	19.82	4,324	0.92		0.97		43
01/31/19	23.66	0.23	(1.17)	(0.94)	(0.22)	—	(1.41)	(1.63)	21.09	(4.21)	3,732	0.93		0.93		65
01/31/20	21.09	0.20	4.12	4.32	(0.25)	—	(2.60)	(2.85)	22.56	21.20	3,507	0.94		0.87		39

SA Oppenheimer Main Street Large Cap Portfolio — Class 3
01/31/16	18.48	0.16	0.02	0.18	(0.07)	—	(0.86)	(0.93)	17.73	0.83	79,840	1.05		0.82		52
01/31/17	17.73	0.18	3.16	3.34	(0.11)	—	(0.63)	(0.74)	20.33	19.08	96,682	1.03		0.95		32
01/31/18	20.33	0.19	3.76	3.95	(0.18)	—	(0.54)	(0.72)	23.56	19.69	107,322	1.02		0.85		43
01/31/19	23.56	0.21	(1.16)	(0.95)	(0.20)	—	(1.41)	(1.61)	21.00	(4.26)	94,762	1.03		0.83		65
01/31/20	21.00	0.17	4.10	4.27	(0.23)	—	(2.60)	(2.83)	22.44	21.05	101,676	1.04		0.76		39

SA PIMCO VCP Tactical Balanced Portfolio — Class 1
09/26/16#- 01/31/17	11.08	0.00	0.21	0.21	—	—	—	—	11.29	1.90	102	0.91	†	0.06	†	150
01/31/18	11.29	0.08	2.05	2.13	(0.03)	—	(0.60)	(0.63)	12.79	19.25	121	0.89		0.66		458
01/31/19	12.79	0.17	(0.92)	(0.75)	(0.38)	—	(1.74)	(2.12)	9.92	(6.13)	114	0.90		1.44		292
01/31/20	9.92	0.16	1.22	1.38	—	—	(0.06)	(0.06)	11.24	13.92	130	1.15	(2)	1.52		539

SA PIMCO VCP Tactical Balanced Portfolio — Class 3
01/31/16	10.62	(0.04)	(0.49)	(0.53)	—	—	(0.00)	(0.00)	10.09	(4.97)	572,776	1.16	(1)	(0.42	)(1)	66
01/31/17	10.09	(0.01)	1.20	1.19	—	—	—	—	11.28	11.79	1,069,950	1.16	(1)	(0.12	)(1)	150
01/31/18	11.28	0.05	2.04	2.09	(0.02)	—	(0.60)	(0.62)	12.75	18.91	1,364,617	1.14	(1)	0.41	(1)	458
01/31/19	12.75	0.14	(0.91)	(0.77)	(0.35)	—	(1.74)	(2.09)	9.89	(6.30)	1,238,685	1.15		1.18		292
01/31/20	9.89	0.13	1.21	1.34	—	—	(0.06)	(0.06)	11.17	13.56	1,317,587	1.40	(2)	1.27		539

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16	01/17	01/18
SA PIMCO VCP Tactical Balanced Class 3	0.00%	(0.01)%	(0.00)

(2)	Includes the effect of interest expenses paid related to reverse repurchase expenses paid (based on average net assets)

See Notes to Financial Statements

649

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/16	$5.79	$0.35	$(0.72)	$(0.37)	$(0.31)	$—	$—	$(0.31)	$5.11	(6.69)%	$307,191	0.64%	6.13%	78%
01/31/17	5.11	0.37	0.76	1.13	(0.39)	—	—	(0.39)	5.85	22.47	294,382	0.64	6.67	108
01/31/18	5.85	0.35	0.13	0.48	(0.55)	—	—	(0.55)	5.78	8.30	188,572	0.65	5.75	99
01/31/19	5.78	0.33	(0.32)	0.01	(0.40)	—	—	(0.40)	5.39	0.14	172,043	0.67	5.91	74
01/31/20	5.39	0.33	0.20	0.53	(0.44)	—	—	(0.44)	5.48	9.96	132,092	0.68	5.80	71

SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/16	5.78	0.34	(0.72)	(0.38)	(0.30)	—	—	(0.30)	5.10	(6.89)	10,267	0.79	5.97	78
01/31/17	5.10	0.36	0.77	1.13	(0.38)	—	—	(0.38)	5.85	22.51	10,121	0.79	6.51	108
01/31/18	5.85	0.33	0.13	0.46	(0.54)	—	—	(0.54)	5.77	7.94	9,398	0.80	5.54	99
01/31/19	5.77	0.33	(0.33)	(0.00)	(0.39)	—	—	(0.39)	5.38	(0.05)	7,944	0.82	5.75	74
01/31/20	5.38	0.32	0.21	0.53	(0.43)	—	—	(0.43)	5.48	9.98	7,674	0.84	5.62	71

SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/16	5.75	0.33	(0.70)	(0.37)	(0.30)	—	—	(0.30)	5.08	(6.82)	191,653	0.89	5.88	78
01/31/17	5.08	0.36	0.74	1.10	(0.37)	—	—	(0.37)	5.81	22.08	184,479	0.88	6.42	108
01/31/18	5.81	0.32	0.15	0.47	(0.54)	—	—	(0.54)	5.74	8.05	179,644	0.90	5.45	99
01/31/19	5.74	0.32	(0.33)	(0.01)	(0.38)	—	—	(0.38)	5.35	(0.15)	153,660	0.92	5.65	74
01/31/20	5.35	0.31	0.20	0.51	(0.42)	—	—	(0.42)	5.44	9.74	149,856	0.94	5.52	71

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

See Notes to Financial Statements

650

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Putnam International Growth and Income Portfolio — Class 1
01/31/16	$9.52	$0.17	$(0.71)	$(0.54)	$(0.26)	$—	$—	$(0.26)	$8.72	(5.91)%	$192,684	0.94%	1.78%	31%
01/31/17	8.72	0.19	0.62	0.81	(0.17)	—	—	(0.17)	9.36	9.34	193,538	0.94	2.12	24
01/31/18	9.36	0.22	2.37	2.59	(0.16)	—	—	(0.16)	11.79	27.84	185,609	0.95	2.10	14
01/31/19	11.79	0.27	(2.27)	(2.00)	(0.34)	—	—	(0.34)	9.45	(17.07)	132,405	0.99	2.55	21
01/31/20	9.45	0.27	0.68	0.95	(0.26)	—	(0.44)	(0.70)	9.70	9.95	139,085	1.00	2.72	17

SA Putnam International Growth and Income Portfolio — Class 2
01/31/16	9.55	0.17	(0.73)	(0.56)	(0.24)	—	—	(0.24)	8.75	(6.07)	5,928	1.08	1.70	31
01/31/17	8.75	0.18	0.63	0.81	(0.15)	—	—	(0.15)	9.41	9.34	5,764	1.09	1.98	24
01/31/18	9.41	0.21	2.37	2.58	(0.15)	—	—	(0.15)	11.84	27.50	6,383	1.10	1.99	14
01/31/19	11.84	0.26	(2.28)	(2.02)	(0.32)	—	—	(0.32)	9.50	(17.16)	4,517	1.14	2.43	21
01/31/20	9.50	0.26	0.67	0.93	(0.24)	—	(0.44)	(0.68)	9.75	9.70	4,361	1.15	2.61	17

SA Putnam International Growth and Income Portfolio — Class 3
01/31/16	9.53	0.16	(0.73)	(0.57)	(0.23)	—	—	(0.23)	8.73	(6.18)	142,252	1.18	1.59	31
01/31/17	8.73	0.17	0.62	0.79	(0.14)	—	—	(0.14)	9.38	9.14	141,664	1.19	1.87	24
01/31/18	9.38	0.20	2.37	2.57	(0.14)	—	—	(0.14)	11.81	27.46	145,565	1.20	1.90	14
01/31/19	11.81	0.24	(2.27)	(2.03)	(0.30)	—	—	(0.30)	9.48	(17.22)	109,696	1.24	2.30	21
01/31/20	9.48	0.25	0.67	0.92	(0.23)	—	(0.44)	(0.67)	9.73	9.60	103,878	1.25	2.53	17

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20
SA Putnam International Growth and Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Putnam International Growth and Income Class 2	0.00	0.00	0.00	0.00	0.00
SA Putnam International Growth and Income Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16(1)	01/17(1)	01/18(1)	01/19(1)	01/20(1)
SA Putnam International Growth and Income Class 1	0.05%	0.05%	0.05%	0.05%	0.05%
SA Putnam International Growth and Income Class 2	0.05	0.05	0.05	0.05	0.05
SA Putnam International Growth and Income Class 3	0.05	0.05	0.05	0.05	0.05

See Notes to Financial Statements

651

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Schroders VCP Global Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$10.85	$0.03	$0.19	$0.22	$—	$—	$(0.16)	$(0.16)	$10.91	1.97%		$102	0.90	%†	0.82	%†	110%
01/31/18	10.91	0.15	1.57	1.72	—	—	(0.13)	(0.13)	12.50	15.82		118	0.90		1.31		108
01/31/19	12.50	0.23	(1.06)	(0.83)	(0.32)	—	(0.90)	(1.22)	10.45	(6.75	)(2)	183	0.90		2.07		85
01/31/20	10.45	0.22	1.17	1.39	(0.18)	—	(0.25)	(0.43)	11.41	13.28		175	0.90		1.96		104

SA Schroders VCP Global Allocation Portfolio — Class 3
01/25/16#-01/31/16	10.00	(0.00)	0.15	0.15	—	—	—	—	10.15	1.50		12,374	1.15	†	(0.73	)†	0
01/31/17	10.15	0.05	0.86	0.91	—	—	(0.16)	(0.16)	10.90	8.95		407,509	1.15		0.46		110
01/31/18	10.90	0.12	1.56	1.68	—	—	(0.13)	(0.13)	12.45	15.46		625,739	1.15		1.08		108
01/31/19	12.45	0.20	(1.05)	(0.85)	(0.24)	—	(0.90)	(1.14)	10.46	(6.91	)(2)	578,418	1.15		1.75		85
01/31/20	10.46	0.19	1.18	1.37	(0.16)	—	(0.25)	(0.41)	11.42	13.00		635,330	1.15		1.71		104

SA Small Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.08	1.71	1.79	(0.07)	—	(0.07)	(0.14)	11.65	17.94		169,759	0.45	†	0.76	†	14
01/31/19	11.65	0.07	(0.60)	(0.53)	(0.08)	—	(0.41)	(0.49)	10.63	(4.19)		225,538	0.45		0.65		21
01/31/20	10.63	0.08	0.83	0.91	—	—	—	—	11.54	8.56		219,182	0.45		0.75		25

SA Small Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.04	1.72	1.76	(0.05)	—	(0.07)	(0.12)	11.64	17.61		335	0.70	†	0.40	†	14
01/31/19	11.64	0.05	(0.61)	(0.56)	(0.05)	—	(0.41)	(0.46)	10.62	(4.44)		2,705	0.70		0.41		21
01/31/20	10.62	0.05	0.83	0.88	—	—	—	—	11.50	8.29		9,217	0.70		0.49		25

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16		01/17		01/18		01/19	01/20
SA Schroders VCP Global Index Allocation Class 1	—%		0.04	%†	0.00%		0.01%	(0.01)%
SA Schroders VCP Global Index Allocation Class 3	10.95	+	0.09		0.00		0.00	(0.01)
SA Small Cap Index Class 1	—		—		0.11	†	0.01	0.04
SA Small Cap Index Class 3	—		—		0.25	†	0.00	0.06
(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

652

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 1
10/06/17#- 01/31/18	$10.00	$0.02	$0.73	$0.75	$(0.03)	$—	$—	$(0.03)	$10.72	7.56%		$111	0.81	%†(1)	0.69	%†(1)	13%
01/31/19	10.72	0.16	(0.48)	(0.32)	(0.12)	—	(0.04)	(0.16)	10.24	(2.93	)(3)	185	0.81	(1)	1.60	(1)	38
01/31/20	10.24	0.14	1.55	1.69	(0.12)	—	(0.08)	(0.20)	11.73	16.49		318	0.81	(1)	1.32	(1)	41

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.74	0.75	(0.03)	—	—	(0.03)	10.72	7.51		20,758	1.06	†(1)	0.44	†(1)	13
01/31/19	10.72	0.12	(0.47)	(0.35)	(0.07)	—	(0.04)	(0.11)	10.26	(3.20	)(3)	119,468	1.06	(1)	1.28	(1)	38
01/31/20	10.26	0.12	1.55	1.67	(0.10)	—	(0.08)	(0.18)	11.75	16.24		242,874	1.06	(1)	1.06	(1)	41

SA T. Rowe Price VCP Balanced Portfolio — Class 1
09/26/16#- 01/31/17	10.68	0.03	0.25	0.28	(0.04)	—	—	(0.04)	10.92	2.65		103	0.90	†(1)	0.82	†(1)	45
01/31/18	10.92	0.15	2.25	2.40	(0.01)	—	(0.04)	(0.05)	13.27	22.00		125	0.88	(1)(2)	1.24	(1)(2)	50
01/31/19	13.27	0.22	(0.95)	(0.73)	(0.34)	(0.03)	(0.85)	(1.22)	11.32	(5.37)		184	0.82		1.79		56
01/31/20	11.32	0.21	1.49	1.70	(0.20)	—	(0.39)	(0.59)	12.43	15.03		89	0.81		1.70		54

SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/25/16#- 01/31/16	10.00	0.00	0.08	0.08	—	—	—	—	10.08	0.80		13,572	1.15	†(1)	(0.09	)†(1)	1
01/31/17	10.08	0.07	0.80	0.87	(0.04)	—	—	(0.04)	10.91	8.62		686,255	1.15	(1)	0.67	(1)	45
01/31/18	10.91	0.11	2.25	2.36	(0.00)	—	(0.04)	(0.04)	13.23	21.69		1,268,730	1.12	(1)(2)	0.96	(1)(2)	50
01/31/19	13.23	0.19	(0.93)	(0.74)	(0.27)	(0.03)	(0.85)	(1.15)	11.34	(5.55)		1,382,587	1.07		1.54		56
01/31/20	11.34	0.17	1.49	1.66	(0.17)	—	(0.39)	(0.56)	12.44	14.68		1,619,324	1.06		1.41		54

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/16		01/17		01/18		01/19	01/20
SA T. Rowe Price Asset Allocation Growth Class 1	—%		—%		2.32	%†	0.49%	0.14%
SA T. Rowe Price Asset Allocation Growth Class 3	—		—		2.36	†	0.46	0.14
SA T. Rowe Price VCP Balanced Class 1	—		0.02	†	(0.05)		—	—
SA T. Rowe Price VCP Balanced Class 3	14.50	†	0.12		(0.04)		—	—

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18(1)
SA T. Rowe Price VCP Balanced Class 1	0.00%
SA T. Rowe Price VCP Balanced Class 3	0.00

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

653

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA Templeton Foreign Value Portfolio — Class 1
01/31/16	$15.68	$0.27	$(1.95)	$(1.68)	$(0.35)	$—	$—	$(0.35)	$13.65	(11.01)%	$613,167	0.83%	1.73%	18%
01/31/17	13.65	0.36	1.45	1.81	(0.28)	—	(0.28)	(0.56)	14.90	13.53	540,797	0.83	2.54	19
01/31/18	14.90	0.30	2.98	3.28	(0.45)	—	—	(0.45)	17.73	22.20	514,253	0.83	1.86	16
01/31/19	17.73	0.38	(2.91)	(2.53)	(0.77)	(0.01)	(0.35)	(1.13)	14.07	(14.07)	301,985	0.85	2.34	28
01/31/20	14.07	0.35	(0.25)	0.10	(0.02)	—	—	(0.02)	14.15	0.68	284,337	0.86	2.50	36

SA Templeton Foreign Value Portfolio — Class 2
01/31/16	15.66	0.27	(1.97)	(1.70)	(0.32)	—	—	(0.32)	13.64	(11.13)	14,146	0.98	1.69	18
01/31/17	13.64	0.32	1.46	1.78	(0.25)	—	(0.28)	(0.53)	14.89	13.31	13,310	0.98	2.25	19
01/31/18	14.89	0.28	2.98	3.26	(0.42)	—	—	(0.42)	17.73	22.10	13,992	0.98	1.73	16
01/31/19	17.73	0.33	(2.89)	(2.56)	(0.72)	(0.01)	(0.35)	(1.08)	14.09	(14.25)	10,869	1.00	2.06	28
01/31/20	14.09	0.33	(0.25)	0.08	(0.01)	—	—	(0.01)	14.16	0.59	9,769	1.01	2.39	36

SA Templeton Foreign Value Portfolio — Class 3
01/31/16	15.63	0.25	(1.98)	(1.73)	(0.30)	—	—	(0.30)	13.60	(11.29)	506,615	1.08	1.56	18
01/31/17	13.60	0.29	1.48	1.77	(0.24)	—	(0.28)	(0.52)	14.85	13.26	545,963	1.08	2.09	19
01/31/18	14.85	0.27	2.97	3.24	(0.41)	—	—	(0.41)	17.68	21.98	568,413	1.08	1.64	16
01/31/19	17.68	0.31	(2.87)	(2.56)	(0.69)	(0.01)	(0.35)	(1.05)	14.07	(14.30)	460,526	1.10	1.94	28
01/31/20	14.07	0.32	(0.26)	0.06	(0.01)	—	—	(0.01)	14.12	0.44	425,811	1.11	2.26	36

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/16	01/17	01/18	01/19	01/20
SA Templeton Foreign Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Templeton Foreign Value Class 2	0.00	0.00	0.00	0.00	0.00
SA Templeton Foreign Value Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

654

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA VCP Dynamic Allocation Portfolio — Class 1
09/26/16#- 01/31/17	$12.20	$0.13	$0.11	$0.24	$—	$—	$—	$—	$12.44	1.97%	$102	0.21	%†(1)	3.16	%†(1)	20%
01/31/18	12.44	0.27	2.63	2.90	(0.16)	—	(0.29)	(0.45)	14.89	23.63	162	0.21	(1)	1.97	(1)	18
01/31/19	14.89	0.40	(1.26)	(0.86)	(0.58)	—	(1.58)	(2.16)	11.87	(5.68)	196	0.22	(1)	2.95	(1)	18
01/31/20	11.87	0.18	1.57	1.75	—	—	(0.50)	(0.50)	13.12	14.92	220	0.22	%(1)	1.41	(1)	12

SA VCP Dynamic Allocation Portfolio — Class 3
01/31/16	12.64	0.13	(1.13)	(1.00)	(0.12)	—	(0.10)	(0.22)	11.42	(7.99)	10,695,122	0.47		1.03		10
01/31/17	11.42	0.12	1.07	1.19	(0.18)	—	—	(0.18)	12.43	10.43	11,332,141	0.47	(1)	1.01	(1)	20
01/31/18	12.43	0.16	2.70	2.86	(0.15)	—	(0.29)	(0.44)	14.85	23.30	13,064,674	0.46	(1)	1.17	(1)	18
01/31/19	14.85	0.21	(1.09)	(0.88)	(0.49)	—	(1.58)	(2.07)	11.90	(5.87)	11,353,807	0.47	(1)	1.56	(1)	18
01/31/20	11.90	0.13	1.58	1.71	—	—	(0.50)	(0.50)	13.11	14.55	11,697,671	0.47	%(1)	1.05	(1)	12

SA VCP Dynamic Strategy Portfolio — Class 1
09/26/16#- 01/31/17	12.22	0.10	0.21	0.31	—	—	—	—	12.53	2.54	103	0.22	†(1)	2.32	†(1)	14
01/31/18	12.53	0.28	2.43	2.71	(0.16)	—	(0.28)	(0.44)	14.80	21.90	160	0.22	(1)	2.04	(1)	20
01/31/19	14.80	0.27	(1.16)	(0.89)	(0.61)	—	(1.27)	(1.88)	12.03	(5.98)	196	0.23	(1)	2.00	(1)	18
01/31/20	12.03	0.17	1.46	1.63	—	—	(0.43)	(0.43)	13.23	13.65	219	0.23	%(1)	1.35	%(1)	13

SA VCP Dynamic Strategy Portfolio — Class 3
01/31/16	12.54	0.12	(1.06)	(0.94)	(0.09)	—	(0.01)	(0.10)	11.50	(7.49)	5,866,925	0.48		0.99		12
01/31/17	11.50	0.12	1.06	1.18	(0.17)	—	—	(0.17)	12.51	10.32	6,148,291	0.47	(1)	0.98	(1)	14
01/31/18	12.51	0.16	2.52	2.68	(0.15)	—	(0.28)	(0.43)	14.76	21.67	6,971,863	0.47	(1)	1.15	(1)	20
01/31/19	14.76	0.20	(1.11)	(0.91)	(0.51)	—	(1.27)	(1.78)	12.07	(6.11)	5,999,288	0.48	(1)	1.48	(1)	18
01/31/20	12.07	0.12	1.47	1.59	—	—	(0.43)	(0.43)	13.23	13.27	6,121,428	0.48	%(1)	0.96	%(1)	13

SA VCP Index Allocation Portfolio — Class 1
10/06/17#- 01/31/2018	10.00	0.03	0.91	0.94	(0.04)	—	(0.01)	(0.05)	10.89	9.46	109	0.28	†(1)	0.79	†(1)	2
01/31/19	10.89	0.23	(0.92)	(0.69)	(0.31)	—	(0.02)	(0.33)	9.87	(6.12)	103	0.28	(1)	2.21	(1)	20
01/31/20	9.87	0.02	1.49	1.51	(0.03)	—	(0.07)	(0.10)	11.28	15.25	118	0.28	(1)	0.17	(1)	13

SA VCP Index Allocation Portfolio — Class 3
10/06/17#- 01/31/2018	10.00	0.02	0.91	0.93	(0.03)	—	(0.01)	(0.04)	10.89	9.40	24,048	0.53	†(1)	0.78	†(1)	2
01/31/19	10.89	0.37	(1.08)	(0.71)	(0.26)	—	(0.02)	(0.28)	9.90	(6.32)	226,269	0.53	(1)	3.90	(1)	20
01/31/20	9.90	(0.01)	1.50	1.49	(0.01)	—	(0.07)	(0.08)	11.31	14.97	386,386	0.53	(1)	(0.08	)(1)	13

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/17		01/18		01/19	01/20
SA VCP Dynamic Allocation Class 1	0.01	%†	0.01%		0.01%	0.01%
SA VCP Dynamic Allocation Class 3	0.00		0.01		0.01	0.01
SA VCP Dynamic Strategy Class 1	0.01	+	0.01		0.01	0.00
SA VCP Dynamic Strategy Class 3	0.01		0.01		0.01	0.00
SA VCP Index Allocation Class 1	—		2.25	†	0.10	(0.02)
SA VCP Index Allocation Class 3	—		1.81	†	0.03	(0.02)

See Notes to Financial Statements

655

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

SA WellsCap Aggressive Growth Portfolio — Class 1
01/31/16	$15.97	$(0.07)	$(1.38)	$(1.45)	$—	$—	$—	$—	$14.52	(9.08)%	$105,081	0.80%	(0.45)%	89%
01/31/17	14.52	(0.04)	3.41	3.37	—	—	—	—	17.89	23.21	63,155	0.83	(0.25)	75
01/31/18	17.89	(0.09)	5.89	5.80	—	—	—	—	23.69	32.42	75,184	0.84	(0.44)	73
01/31/19	23.69	(0.09)	(0.15)	(0.24)	—	—	(3.34)	(3.34)	20.11	(1.16)	83,558	0.83	(0.42)	72
01/31/20	20.11	(0.13)	5.56	5.43	—	—	(1.45)	(1.45)	24.09	27.61	96,353	0.84	(0.58)	65

SA WellsCap Aggressive Growth Portfolio — Class 2
01/31/16	15.78	(0.10)	(1.35)	(1.45)	—	—	—	—	14.33	(9.19)	2,918	0.95	(0.60)	89
01/31/17	14.33	(0.06)	3.35	3.29	—	—	—	—	17.62	22.96	2,970	0.98	(0.43)	75
01/31/18	17.62	(0.12)	5.81	5.69	—	—	—	—	23.31	32.29	3,313	0.99	(0.59)	73
01/31/19	23.31	(0.13)	(0.15)	(0.28)	—	—	(3.34)	(3.34)	19.69	(1.36)	2,953	0.98	(0.58)	72
01/31/20	19.69	(0.16)	5.44	5.28	—	—	(1.45)	(1.45)	23.52	27.44	3,180	0.99	(0.73)	65

SA WellsCap Aggressive Growth Portfolio — Class 3
01/31/16	15.62	(0.11)	(1.34)	(1.45)	—	—	—	—	14.17	(9.28)	24,872	1.04	(0.69)	89
01/31/17	14.17	(0.08)	3.32	3.24	—	—	—	—	17.41	22.87	26,485	1.08	(0.53)	75
01/31/18	17.41	(0.14)	5.73	5.59	—	—	—	—	23.00	32.11	31,441	1.09	(0.69)	73
01/31/19	23.00	(0.15)	(0.14)	(0.29)	—	—	(3.34)	(3.34)	19.37	(1.43)	27,979	1.08	(0.67)	72
01/31/20	19.37	(0.18)	5.35	5.17	—	—	(1.45)	(1.45)	23.09	27.32	38,514	1.09	(0.83)	65

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	1/16	1/17	1/18	1/19	1/20
SA WellsCap Aggressive Growth Class 1	0.01%	0.02%	0.00%	0.01%	0.00%
SA WellsCap Aggressive Growth Class 2	0.01	0.02	0.00	0.01	0.00
SA WellsCap Aggressive Growth Class 3	0.01	0.02	0.00	0.01	0.00

See Notes to Financial Statements

656

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of each of the fifty-five funds listed in the table below

Opinions on the Financial Statements

We have audited the financial statements and financial highlights of each of the funds listed in the table below (fifty five of the funds constituting SunAmerica Series Trust, hereafter collectively referred to as the “Portfolios”) as of the date listed in the table below and for the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

SunAmerica Series Trust

SA AB Growth Portfolio (1)

SA AB Small & Mid Cap Value Portfolio (1)

SA BlackRock VCP Global Multi Asset Portfolio (2)

SA Columbia Technology Portfolio (1)

SA DFA Ultra Short Bond Portfolio (1)

SA Dogs of Wall Street Portfolio (1)

SA Emerging Markets Equity Index Portfolio (3)

SA Federated Corporate Bond Portfolio (1)

SA Fidelity Institutional AM® International Growth Portfolio (4)

SA Fidelity Institutional AM® Real Estate Portfolio (1)

SA Fixed Income Index Portfolio (2)

SA Fixed Income Intermediate Index Portfolio (2)

SA Franklin Small Company Value Portfolio (1)

SA Franklin US Equity Smart Beta Portfolio (5)

SA Global Index Allocation 60/40 Portfolio (3)

SA Global Index Allocation 75/25 Portfolio (3)

SA Global Index Allocation 90/10 Portfolio (3)

SA Goldman Sachs Global Bond Portfolio (1)

SA Goldman Sachs Multi-Asset Insights Portfolio (2)

SA Index Allocation 60/40 Portfolio (2)

SA Index Allocation 80/20 Portfolio (2)

SA Index Allocation 90/10 Portfolio (2)

SA International Index Portfolio (2)

SA Invesco Growth Opportunities Portfolio (1)

SA Invesco VCP Equity-Income Portfolio (2)

SA Janus Focused Growth Portfolio (1)

SA JPMorgan Diversified Balanced Portfolio (1)

SA JPMorgan Emerging Markets Portfolio (1)

SA JPMorgan Equity-Income Portfolio (1)

SA JPMorgan Global Equities Portfolio (1)

SA JPMorgan MFS Core Bond Portfolio (1)

SA JPMorgan Mid-Cap Growth Portfolio (1)

SA Large Cap Growth Index Portfolio (3)

SA Large Cap Index Portfolio (2)

SA Large Cap Value Index Portfolio (3)

SA Legg Mason BW Large Cap Value Portfolio (1)

SA Legg Mason Tactical Opportunities Portfolio (2)

SA MFS Blue Chip Growth Portfolio (1)

SA MFS Massachusetts Investors Trust Portfolio (1)

657

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

SA MFS Total Return Portfolio (1)

SA Mid Cap Index Portfolio (2)

SA Morgan Stanley International Equities Portfolio (1)

SA Oppenheimer Main Street Large Cap Portfolio (1)

SA PIMCO VCP Tactical Balanced Portfolio (2)

SA PineBridge High-Yield Bond Portfolio (1)

SA Putnam International Growth and Income Portfolio (1)

SA Schroders VCP Global Allocation Portfolio (2)

SA Small Cap Index Portfolio (2)

SA T. Rowe Price Asset Allocation Growth Portfolio (2)

SA T. Rowe Price VCP Balanced Portfolio (2)

SA Templeton Foreign Value Portfolio (1)

SA VCP Dynamic Allocation Portfolio (2)

SA VCP Dynamic Strategy Portfolio (2)

SA VCP Index Allocation Portfolio (2)

SA WellsCap Aggressive Growth Portfolio (1)

(1)	The statements of assets and liabilities, including the portfolios of investments, as of January 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended January 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2020
(2)	The statements of assets and liabilities, including the portfolios of investments, as of January 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended January 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein
(3)	The statements of assets and liabilities, including the portfolios of investments, as of January 31, 2020, the related statements of operations for the year then ended, the statement of changes in net assets, including the related notes, and the financial highlights for the year ended January 31, 2020 and for the period May 1, 2018 (commencement of operations) through January 31, 2019
(4)	The statements of assets and liabilities, including the portfolios of investments, as of January 31, 2020, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period May 1, 2019 (commencement of operations) through January 31, 2020
(5)	The statements of assets and liabilities, including the portfolios of investments, as of January 31, 2020, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 7, 2019 (commencement of operations) through January 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios’ in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2020 by correspondence with the custodian, transfer agent, brokers and selling or agent banks; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

March 30, 2020

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds since at least 1986. We have not been able to determine the specific year we began serving as auditor.

658

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2020 (unaudited)

At a meeting held on June 12, 2019, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved for an initial two-year term the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) with respect to the SA Franklin U.S. Equity Smart Beta Portfolio (the “Portfolio”) and the Subadvisory Agreement between SAAMCo and Franklin Advisers, Inc. (“Franklin” or the “Subadviser”). In addition, the Board approved an Expense Limitation Agreement between SAAMCo and the Trust with respect to the Portfolio, to be effective from the Portfolio’s inception through April 30, 2021. The Advisory Agreement, Subadvisory Agreement and Expense Limitation Agreement are referred to collectively herein as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services to be provided by SAAMCo, including a review of the potential performance of the Portfolio, and SAAMCo’s oversight of the Subadviser;

(3)	the size and structure of the investment advisory fee and any other material payments to be made to the Adviser and Subadviser and, in connection therewith, a review of the costs of services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio;

(4)	the expenses to be paid by the Portfolio, including its expected total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadviser and their affiliates; and

(7)	the fees to be paid by the Adviser to the Subadviser for managing the Portfolio.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Portfolio might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee to be retained by the Adviser in light of the services to be provided by the Adviser and the Subadviser. The Board also took into account extensive information from SAAMCo regarding its services provided to the Trust, which materials the Board reviewed at its October 10, 2018, meeting in connection with its consideration of the renewal of the Advisory Agreement with respect to the Trust’s existing Portfolios (the “Trust Advisory Agreement”).

The Independent Trustees were separately represented by counsel that is independent of SAAMCo and the Subadviser in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive session during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Portfolio’s proposed advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo to the Trust and to be provided by SAAMCo and Franklin to the Portfolio. In making its evaluation, the Board considered that SAAMCo will act as adviser for the Portfolio, manage the daily business affairs of the Trust, and obtain and evaluate economic, statistical and financial information to formulate and implement investment policies and provide oversight with respect to the daily management of the Portfolio’s assets allocated to the Subadviser, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees will compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing subadvisers, and ensuring that the Subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by the Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by

659

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2020 (unaudited) — (continued)

any others retained by the Trust or any of the Trust’s portfolios) and such executive and other personnel as may be necessary for the operations of the Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio. The Board also considered the compensation program for SAAMCo’s investment professionals.

With respect to the Subadviser, the Board noted that Franklin will be responsible for providing investment management services on a day-to-day basis. In such role, Franklin will (i) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary in connection therewith; (ii) provide SAAMCo with records concerning its activities; and (iii) render regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed the history, structure and size, and investment experience of the Subadviser. The Board considered the personnel of the Subadviser that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, the Subadviser has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and the Subadviser’s staff who will be responsible for providing investment management services to the Portfolio and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Trust and considered the Trust’s relationship with affiliated life insurance companies that will offer the Portfolio through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Trust’s portfolios as set forth in the Trust’s registration statement.

The Board also reviewed and considered SAAMCo’s and the Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolio. The Board considered SAAMCo’s and the Subadviser’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s or the Subadviser’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and the Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s proposed fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable) and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for the Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm’s length. The Board also considered that the subadvisory fees will be paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees to be paid out by SAAMCo and the amount of the management fees which it will retain and determined that these amounts were reasonable in light of the services to be performed by SAAMCo and the Subadviser, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are “Expense Groups” that represent those peer groups of funds used to compare expenses.

The Trustees noted that expense information as a whole was useful in assessing whether Franklin would be providing services at a cost that was competitive with other similar funds. The performance information was provided by management and Franklin and included actual performance information with respect to a comparable strategy managed by Franklin, as described in further detail below. On a

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quarterly basis, the Board will monitor and review various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups and the Subadviser’s performance within the Portfolio. The Board considered that management will make particular note of any of the Trust’s portfolios that may require closer monitoring or potential corrective action by the Board. The Board also considered advisory fees received by Franklin with respect to other mutual funds and accounts with similar investment strategies to the Portfolio, as well as performance data from management and Franklin with respect to any other mutual funds or other accounts advised or subadvised by Franklin with similar investment objectives and/or strategies, as applicable. The Board noted that it had requested information regarding performance and advisory fees received by the Adviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolio it advises, but that the Adviser does not currently advise other such funds or accounts.

As part of its review of the Portfolio’s proposed fees and expenses and similar fund performance, the Board considered information, including but not limited to the following expense and performance information provided by Broadridge, management and the Subadviser in making its determinations. The Board considered that both actual management fees and actual total expenses were below the medians of the Portfolio’s Expense Group. The Board also noted that pursuant to an Expense Limitation Agreement, SAAMCo is proposing to waive its fees and/or reimburse expenses to the extent necessary to cap the annual fund operating expenses at 0.70% and 0.95% for the Portfolio’s Class 1 shares and Class 3 shares, respectively, for the period from the Portfolio’s inception through April 30, 2021.

The Board further considered that the Portfolio’s investment objective will be to seek long-term capital appreciation by investing primarily in U.S. common stocks that are part of the Russell 1000 Index and using a “smart beta” strategy to select investments based on a rules-based analysis of certain investment factors. The Board noted that the Portfolio will be managed similarly to the Franklin U.S. Smart Beta Strategy (the “Franklin Strategy”), an existing strategy managed by the Subadviser that has similar investment strategies to the Portfolio. The Board further considered the performance net of fees of the Franklin Strategy and noted that the Franklin Strategy has outperformed its benchmark for the one-year period ending March 31, 2019, the period since its inception on May 1, 2017, and for calendar year 2018. The Board also considered simulated, back-tested performance of the Franklin Strategy, which showed the Franklin Strategy outperforming the benchmark for three of the five preceding calendar years. The Board took into account management’s discussion of the actual and simulated performance of the Franklin Strategy, including that past performance is not necessarily indicative of future results, and acknowledged that actual results of the Portfolio may differ. In light of all the factors considered, the Board determined that the potential performance for the Portfolio should be satisfactory.

The Board also noted that expense and performance information as a whole was useful in assessing whether the Subadviser would provide services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs to be incurred by SAAMCo in connection with rendering investment advisory services to the Portfolio should be inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits to be derived as a result of providing advisory services to the Portfolio should be minimal and not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolio’s shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolio to the same extent the Portfolio receives certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by the Portfolio. Finally, the Board considered that the Life Companies receive financial support from SAAMCo for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolio, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolio or from investment management fees received by SAAMCo.

In addition, the Board considered that, because the Portfolio’s shares are offered as investment options through the variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objective, strategies and performance of the Portfolio may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

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The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolio were reasonable.

Profitability and Economies of Scale.

The Board noted that the information provided by management and the Subadviser did not address economies of scale or the profitability of SAAMCO, the Subadviser and their affiliates with respect to their relationship with the Portfolio, because the Portfolio has not yet commenced operations and the Advisory Contracts are not yet in effect. The Board noted that it had received information related to SAAMCo’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s existing portfolios in connection with its consideration of the renewal of the Trust Advisory Agreement. The Board further noted that it had determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted, as mentioned above, that the subadvisory fees to be paid pursuant to the Subadvisory Agreement will be paid by SAAMCo out of the advisory fees that it will receive under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to the Subadviser. Such factors included a review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the projected profitability to the Subadviser in connection with its relationship with the Portfolio is therefore not a material factor in their consideration of the Subadvisory Agreement.

The Board noted that it had previously received and considered information regarding economies of scale expected to be achieved by the Trust in connection with the consideration of the renewal of the Trust Advisory Agreement. It was noted that the advisory fees of the Portfolio contain breakpoints that will reduce the fees paid by the Portfolio as its assets increase. The Board also considered that SAAMCo has proposed contractual expense caps with respect to the Portfolio, which was noted earlier in the discussion of fees. It was also noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board concluded that any potential economies of scale would be shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that the Subadvisory Agreement also contains breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, will be responsible for the payment of the fees pursuant to the Subadvisory Agreement, the Trust will not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadviser’s potential profitability and the its costs of providing services, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Portfolio are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities to be undertaken by SAAMCo and the Subadviser as discussed above. The Board considered that SAAMCo will pay all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services to be rendered and noted that SAAMCo will compensate the Subadviser out of the fees it receives from the Trust. The Board noted that the Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadviser each possess the capability and resources to perform the duties required of it under its respective Advisory Contract.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and will be in the best interest of the Portfolio and its shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

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January 31, 2020 (unaudited)

At a meeting held on October 3, 2019, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of each Subadvisory Agreement between SAAMCo and each of the following subadvisers (the “Subadvisory Agreements”): AllianceBernstein, L.P. (“AB”), BlackRock Investment Management, LLC (“BlackRock”), Brandywine Global Investment Management, LLC (“Brandywine”), Columbia Management Investment Advisers, LLC (“Columbia”), Dimensional Fund Advisors LP (“DFA”), Federated Investment Management Company (“Federated”), FIAM LLC (“FIAM”), Franklin Mutual Advisers, LLC (“Franklin”), Goldman Sachs Asset Management, L.P. (“GSAM”), Goldman Sachs Asset Management International (“GSAMI”), Invesco Advisers, Inc. (“Invesco”), J.P. Morgan Investment Management Inc. (“JPMorgan”), Janus Capital Management, LLC (“Janus”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), Pacific Investment Management Company, LLC (“PIMCO”), PineBridge Investments, LLC (“PineBridge”), Putnam Investment Management, LLC (“Putnam”), QS Investors, LLC (“QS Investors”), Schroder Investment Management North America Inc. (“SIMNA”), Templeton Investment Counsel, LLC (“Templeton”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Wells Capital Management Incorporated (“WellsCap”) (collectively referred to as the “Subadvisers” and each a “Subadviser”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily

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management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered each Subadviser’s personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s or the Subadvisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons,

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including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether SAAMCo and the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2019 from Broadridge and performance information as of June 30, 2019 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser’s performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe. The Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio’s investment objectives/strategies.

•	SA AB Growth Portfolio (subadvised by AB). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the same periods.

•

SA AB Small & Mid Cap Value Portfolio (subadvised by AB). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the same periods.

•

SA BlackRock VCP Global Multi Asset Portfolio (subadvised by BlackRock). The Board noted that actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.91% and 1.16% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index for the one- and three year periods and the period since the Portfolio’s inception. The Board further considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Columbia Technology Portfolio (subadvised by Columbia). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that the Adviser had voluntarily agreed to waive 0.10% of the Portfolio’s advisory fees.

The Board noted that the Portfolio outperformed its benchmark index for the five- and ten-year periods but below that index for the one- and three-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the one- and five-year periods but below the medians for the three- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

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•

SA DFA Ultra Short Bond Portfolio (subadvised by DFA). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed above the median of its Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods. The Board noted that in May 2016 the Portfolio was converted to an ultra short bond fund and DFA became the new subadviser. The Board determined that performance prior to May 2016 does not reflect the Portfolio’s current strategy.

•	SA Dogs of Wall Street Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board noted that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed at or above the medians of its Performance Group for the same periods.

•

SA Emerging Markets Equity Index Portfolio (advised by SAAMCO). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.58% and 0.83% on Class 1 and Class 3 shares, respectively. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management has agreed to add a breakpoint to the investment advisory fee for the Portfolio, which will result in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed below its benchmark index for the one-year period and the period since inception. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Federated Corporate Bond Portfolio (subadvised by Federated). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the three-, five- and ten-year periods and below that median for the one-year period.

•

SA Fidelity Institutional AM® International Growth Portfolio (subadvised by FIAM). The Board noted that actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.88% and 1.13% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index and the median of its Performance Group for the period since inception. The Board took account of management’s discussions of the Portfolio’s performance.

•

SA Fidelity Institutional AM® Real Estate Portfolio (subadvised by FIAM). The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio performed above its benchmark index for the three-, five- and ten-year periods but below that index for the one-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods but below the median for the ten-year period. The Board noted that FIAM had taken over as subadviser in October 2013.

•

SA Fixed Income Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.34% and 0.59% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that management has agreed to add a breakpoint to the investment advisory fee for the Portfolio, which will result in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed above its benchmark index for the one-year period and below that index for the period since inception. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-year and since-inception periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Fixed Income Intermediate Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.34% and

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0.59% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that management has agreed to add a breakpoint to the investment advisory fee for the Portfolio, which will result in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Franklin Small Company Value Portfolio (subadvised by Franklin). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SAAMCo is currently waiving 0.05% of its investment advisory fee pursuant to a contractual fee waiver agreement.

The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed at or above the median of its Performance Group for the same periods.

•

SA Global Index Allocation 60/40 Portfolio (advised by SAAMCo). The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Global Index Allocation 75/25 Portfolio (advised by SAAMCo). The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Global Index Allocation 90/10 Portfolio (advised by SAAMCo). The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Goldman Sachs Global Bond Portfolio (subadvised by GSAMI). The Board noted that actual management fees were at and total expenses were above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s expenses.

The Board noted that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Goldman Sachs Multi-Asset Insights Portfolio (subadvised by GSAM). The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees.

The Board noted that the Portfolio performed below its benchmark index and the median of its Performance Universe for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Index Allocation 60/40 Portfolio (advised by SAAMCo). The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees.

667

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2020 (unaudited) — (continued)

The Board noted that the Portfolio outperformed its benchmark index and the median of its Performance Group for the one-year period and the period since inception.

•

SA Index Allocation 80/20 Portfolio (advised by SAAMCo). The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees.

The Board noted that the Portfolio outperformed its benchmark index and the median of its Performance Group for the one-year period and the period since inception.

•

SA Index Allocation 90/10 Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board noted that the Portfolio outperformed its benchmark index and the median of its Performance Group for the one-year period and the period since inception.

•

SA International Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.52% and 0.77% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that management has agreed to add a breakpoint to the investment advisory fee for the Portfolio, which will result in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed below its benchmark index and the median of its Performance Group for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Invesco Growth Opportunities Portfolio (subadvised by Invesco). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods but below that index for the ten-year period. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period but below the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Invesco VCP Equity-Income Portfolio (subadvised by Invesco). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.98% and 1.23% on Class 1 and Class 3 shares, respectively. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that the Adviser had voluntarily agreed to waive 0.10% of the Portfolio’s advisory fees.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods. The Board further considered that the Portfolio performed at the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Janus Focused Growth Portfolio (subadvised by Janus). The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 0.75% of average daily net assets.

The Board considered that the Portfolio performed above its benchmark index for the one- and three-year periods but below that index for the five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that Janus took over as the new subadviser effective June 30, 2016.

•	SA JPMorgan Diversified Balanced Portfolio (subadvised by JPMorgan). The Board considered that actual management fees were below and total expenses were near the medians of its Expense Group.

The Board noted that the Portfolio outperformed its benchmark index for the five- and ten-year periods but performed below that index for the one- and three-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

668

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2020 (unaudited) — (continued)

•

SA JPMorgan Emerging Markets Portfolio (subadvised by JPMorgan). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 1.00% of average daily net assets.

The Board considered that the Portfolio outperformed its benchmark index for the three- and five-year periods but performed below that index for the one- and ten-year periods. The Board further considered that the Portfolio performed above the median of its Performance Group for the five-year period but below the medians for the one-, three- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA JPMorgan Equity-Income Portfolio (subadvised by JPMorgan). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.

•	SA JPMorgan Global Equities Portfolio (subadvised by JPMorgan). The Board noted that actual management fees were at the median and total expenses were below the median of its Expense Group.

The Board considered that the Portfolio performed at the medians of its Performance Group for the three-, five- and ten-year periods but below the median for the one-year period. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA JPMorgan MFS Core Bond Portfolio (subadvised by JPMorgan and MFS). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 0.50% of average daily net assets.

The Board considered that the Portfolio had performed above its benchmark index for the one-, three- and five-year periods but below that index for the ten-year period. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the one- and three-year periods but below the medians for the five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that JPMorgan and MFS took over management of the Portfolio in early 2015.

•	SA JPMorgan Mid-Cap Growth Portfolio (subadvised by JPMorgan). The Board considered that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed at the medians of its Performance Group for the same periods.

•

SA Large Cap Growth Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.35% and 0.60% on Class 1 and Class 3 shares, respectively. The Board also considered that management has agreed to add a breakpoint to the investment advisory fee for the Portfolio, which will result in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board noted that the Portfolio performed above its benchmark index for the one-year period and the period since inception. The Board also noted that the Portfolio performed above the medians of its Performance Group for same periods.

•

SA Large Cap Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees and expenses and noted that management has agreed to add a breakpoint to the investment advisory fee for the Portfolio, which will result in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion. The Board also noted that SAAMCo has contractually agreed to limit its total investment advisory fee to 0.26%, which is 0.03% lower than the previous year’s fee waiver.

The Board noted that the Portfolio performed slightly below its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed slightly below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the benchmark and medians.

669

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2020 (unaudited) — (continued)

•

SA Large Cap Value Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.35% and 0.60% on Class 1 and Class 3 shares, respectively. The Board also considered that management has agreed to add a breakpoint to the investment advisory fee for the Portfolio, which will result in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board noted that the Portfolio performed above its benchmark index for the one-year period and the period since inception. The Board also noted that the Portfolio performed below the medians of its Performance Group for same periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Legg Mason BW Large Cap Value Portfolio (subadvised by Brandywine). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SAAMCo has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 0.67% of average daily net assets.

The Board considered that the Portfolio had performed at or above its benchmark index for the three-, five- and ten-year periods and below that index for the one-year period. The Board also noted that the Portfolio had performed above the medians of its Performance Group for the one-, three- and five-year periods and below the median for the ten-year period. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Legg Mason Tactical Opportunities Portfolio (subadvised by QS Investors). The Board noted that actual management fees were above and total expenses below above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio had performed below its benchmark index and the medians of its Performance Group for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA MFS Blue Chip Growth Portfolio (subadvised by MFS). The Board considered that actual management fees were at and total expenses were below the medians of its Expense Group.

The Board noted that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance, including the fact that MFS had taken over as subadviser in October 2013.

•	SA MFS Massachusetts Investors Trust Portfolio (subadvised by MFS). The Board noted that actual management fees were near and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five-and ten-year periods. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the same periods.

•

SA MFS Total Return Portfolio (subadvised by MFS). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed above its benchmark index for the one-, five- and ten-year periods and performed below that index for the three -year period. The Board further considered that the Portfolio performed at or above the medians of its Performance Group for the one-, five- and ten-year periods and below the median for the three-year period. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Mid Cap Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.40% and 0.65% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that management has agreed to add a breakpoint to the investment advisory fee for the Portfolio, which will result in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion

The Board considered that the Portfolio performed below the medians of its Performance Group for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

670

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2020 (unaudited) — (continued)

•

SA Morgan Stanley International Equities Portfolio (subadvised by MSIM). The Board noted that actual management fees were above and total expenses were at the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that a new portfolio management team at MSIM had taken over as subadviser in October 2014.

•

SA Oppenheimer Main Street Large Cap Portfolio (subadvised by Invesco). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one- and ten-year periods but performed below that index for the three- and five-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, five- and ten-year periods but below the median for the three-year period. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA PIMCO VCP Tactical Balanced Portfolio (subadvised by PIMCO). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.91% and 1.16% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the three-year period but performed below that index for the one- and five-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the three- and five-year periods but below the median for the one-year period. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA PineBridge High-Yield Bond Portfolio (subadvised by PineBridge). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the three-, five- and ten-year periods but below the median for the one-year period.

•

SA Putnam International Growth and Income Portfolio (subadvised by Putnam). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SAAMCo and Putnam each voluntarily agreed to waive 0.05% of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio performed slightly below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the medians.

•

SA Schroders VCP Global Allocation Portfolio (subadvised by SIMNA). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.90% and 1.15% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and the period since inception. The Board further considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Small Cap Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.45% and 0.70% on Class 1 and Class 3 shares, respectively. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that management has agreed to add a breakpoint to the investment advisory fee for the Portfolio, which will result in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

671

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2020 (unaudited) — (continued)

The Board further noted that the Portfolio outperformed its benchmark index for the period since inception but performed below that index for the one-year period. The Board considered that the Portfolio performed below the medians of its Performance Group for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the benchmark and medians.

•

SA T. Rowe Asset Allocation Growth Portfolio (subadvised by T. Rowe Price). The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio outperformed its benchmark index for the one-year period and the period since inception. The Board further considered that the Portfolio performed at the medians of its Performance Group for the same periods.

•

SA T. Rowe Price VCP Balanced Portfolio (subadvised by T. Rowe Price). The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.90% and 1.15% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio outperformed its benchmark index for the three-year period and performed below that index for the one-year period and the period since inception. The Board further considered that the Portfolio performed above the medians of its Performance Universe for the one- and three-year periods and below the median for the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Templeton Foreign Value Portfolio (subadvised by Templeton). The Board considered that both actual management fees and total expenses were slightly above the medians its Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA VCP Dynamic Allocation Portfolio (advised/subadvised by SAAMCo and AB). The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio outperformed its benchmark index for the one- and three-year periods but performed below that index for the five-year period. The Board also noted that the Portfolio performed at the medians of its Performance Group for the one- and three-year periods and below the median for the five-year period. The Board took account of management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula.

•

SA VCP Dynamic Strategy Portfolio (advised/subadvised by SAAMCo and AB). The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio outperformed its benchmark index for the one- and three-year periods but performed below that index for the five-year period. The Board also considered that the Portfolio performed at the medians of its Performance Group for the one- and three-year periods and below the median for the five-year period. The Board took account of management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula.

•

SA VCP Index Allocation Portfolio (advised by SAAMCo). The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.28% and 0.53% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed above its benchmark index for the period since inception and below that index for the one-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA WellsCap Aggressive Growth Portfolio (subadvised by WellsCap). The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.

672

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2020 (unaudited) — (continued)

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo or the Subadvisers. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company (“AGL”) that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York (“U.S. Life”) wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. Pursuant to additional Administrative Services Agreements between SAAMCo and each of AGL and U.S. Life, SAAMCo pays a fee to each insurer and in return each insurer provides certain administrative, recordkeeping, accounting and similar such services to the Portfolios as they relate to the insurer’s participants owning interest in shares of the Trust. The Board further considered that certain SAAMCo affiliates (i.e., AGL, U.S. Life and The Variable Annuity Life Insurance Company) provide services pursuant to certain agreements with the Trust and the Portfolios’ Rule 12b-1 Plans. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SAAMCo’s profitability was generally in the range of the profitability of companies contained in the report.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

673

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2020 (unaudited) — (continued)

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

674

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett F. Bouton Age: 75	Trustee	2007 – Present	Retired (2003 – Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	79	Chairman/Director, The LECG Company (consulting services) (2006-2010).

Carl D. Covitz Age: 80	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973 – Present).	79	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 71	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting). (2003 – Present).	79	Director, Countrywide Bank (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012 – Present).

Gilbert T. Ray Age: 75	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000 – Present).	79	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (2002-2016); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (2004 - Present); Director Diamond Rock Hospitality (financial — real estate) (2005 – Present); Director, Towers Watson & Co. (2010-2016).

Allan L. Sher Age: 88	Trustee	1997 – Present	Retired Brokerage Executive (1992 – Present).	79	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 71	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc (2009-2010).	79	Director, GrandPoint Bank (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003 – Present); Director, Health Net, Inc. (health insurance) (2000-2016).
Interested Trustee

Sharon French(2) Age: 54	Trustee	2019 – present	President and CEO of SunAmerica (since 2019); Vice President of AIG (since 2019); Executive Vice President and Head of Beta Solutions, OppenheimerFunds (2016-2019); President, F-Squared Capital, LLC (financial services) (2013-2015).	79	None
Officers

John T. Genoy Age: 51	President	2007 – Present	Chief Financial Officer and Director, SAAMCo (2002 to Present); Senior Vice President, SAAMCo (2003 to Present); Chief Operating Officer, SAAMCo (2006 – Present).	N/A	N/A

Kathleen D. Fuentes Age: 50	Chief Legal Officer, Vice President, and Secretary	2015 – Present	Vice President and Deputy General Counsel, SAAMCo (2006 – Present).	N/A	N/A

675

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)

Christopher C. Joe Age: 50	Chief Compliance Officer	2017-Present	Chief Compliance Officer, AIG Funds, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco Powershares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).	N/A	N/A

Gregory N. Bressler Age: 52	Vice President and Assistant Secretary	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005 – Present).	N/A	N/A

Gregory R. Kingston Age: 54	Treasurer	2014 – Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014 – Present).	N/A	N/A

Shawn Parry Age: 47	Vice President and Assistant Treasurer	2014 – Present	Assistant Vice President, SAAMCo (2005 – 2014); Vice President, SAAMCo (2014 – Present).	N/A	N/A

Donna McManus Age: 59	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014 – Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A

Matthew J. Hackethal Age: 48	Anti-Money Laundering Compliance Officer	2006 – Present	Acting Chief Compliance Officer (2016 - 2017); Chief Compliance Officer, SAAMCo (2007 – Present) and Vice President SAAMCO (2011 - Present).	N/A	N/A

†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (58 portfolios), the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 funds), Anchor Series Trust (5 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Speciality Series (6 funds), VALIC Company I (34 funds), and VALIC Company II (15 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President and CEO of SunAmerica.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

676

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust Portfolios is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended January 31, 2020.

During the year ended January 31, 2020, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations.

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Return of Capital	Qualifying % for the Dividends Received Deduction

SA AB Growth Class 1	$3.10	$0.00	$0.17	$2.93	$—	100.00%

SA AB Growth Class 2	3.10	—	0.17	2.93	—	100.00

SA AB Growth Class 3	3.10	—	0.17	2.93	—	100.00

SA AB Small & Mid Cap Value Class 1	0.23	—	0.01	0.22	—	100.00

SA AB Small & Mid Cap Value Class 2	0.23	—	0.01	0.22	—	100.00

SA AB Small & Mid Cap Value Class 3	0.23	—	0.01	0.22	—	100.00

SA BlackRock VCP Global Multi Asset Class 1	0.55	0.12	0.32	0.11	—	1.98

SA BlackRock VCP Global Multi Asset Class 3	0.52	0.09	0.32	0.11	—	1.98

SA Columbia Technology Class 1	0.75	—	0.07	0.68	—	86.40

SA Columbia Technology Class 2	0.75	—	0.07	0.68	—	86.40

SA Columbia Technology Class 3	0.75	—	0.07	0.68	—	86.40

SA DFA Ultra Short Bond Class 1	0.21	0.21	—	—	—	—

SA DFA Ultra Short Bond Class 2	0.19	0.19	—	—	—	—

SA DFA Ultra Short Bond Class 3	0.19	0.19	—	—	—	—

SA Dogs of Wall Street Class 1	1.30	0.38	0.52	0.40	—	50.73

SA Dogs of Wall Street Class 2	1.28	0.36	0.52	0.40	—	50.73

SA Dogs of Wall Street Class 3	1.26	0.34	0.52	0.40	—	50.73

SA Emerging Markets Equity Index Class 1	—	—	—	—	—	—

SA Emerging Markets Equity Index Class 3	—	—	—	—	—	—

SA Federated Corporate Bond Class 1	0.73	0.73	—	—	—	—

SA Federated Corporate Bond Class 2	0.70	0.70	—	—	—	—

SA Federated Corporate Bond Class 3	0.70	0.70	—	—	—	—

SA Fidelity Institutional AM® International Growth Class 1	0.08	0.06	0.02	0.00	—	2.40

SA Fidelity Institutional AM® International Growth Class 3	0.07	0.05	0.02	0.00	—	2.40

SA Fidelity Institutional AM® Real Estate Class 1	0.36	0.32	—	0.04	—	0.22

SA Fidelity Institutional AM® Real Estate Class 2	0.34	0.30	—	0.04	—	0.22

SA Fidelity Institutional AM® Real Estate Class 3	0.32	0.28	—	0.04	—	0.22

SA Fixed Income Income Index Class 1	0.02	0.02	—	—	—	—

SA Fixed Income Income Index Class 3	0.02	0.02	—	—	—	—

SA Fixed Income Intermediate Income Index Class 1	0.02	0.02	—	—	—	—

SA Fixed Income Intermediate Income Index Class 3	0.01	0.01	—	—	—	—

SA Franklin Small Company Value Class 1	3.23	0.20	0.01	3.02	—	97.06

SA Franklin Small Company Value Class 3	3.18	0.15	0.01	3.02	—	97.06

SA Franklin U.S. Equity Smart Beta Class 1	0.06	0.06	—	—	—	39.74

SA Franklin U.S. Equity Smart Beta Class 3	0.05	0.05	—	—	—	39.74

SA Global Index Allocation 60/40 Class 1	0.04	—	0.00	0.04	—	—

SA Global Index Allocation 60/40 Class 3	0.04	—	0.00	0.04	—	—

677

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Return of Capital	Qualifying % for the Dividends Received Deduction

SA Global Index Allocation 75/25 Class 1	$0.06	$—	$—	$0.06	$—	—%

SA Global Index Allocation 75/25 Class 3	0.06	—	—	0.06	—	—

SA Global Index Allocation 90/10 Class 1	0.14	—	0.03	0.07	0.04	—

SA Global Index Allocation 90/10 Class 3	0.14	—	0.03	0.07	0.04	—

SA Goldman Sachs Global Bond Class 1	—	—	—	—	—	—

SA Goldman Sachs Global Bond Class 2	—	—	—	—	—	—

SA Goldman Sachs Global Bond Class 3	—	—	—	—	—	—

SA Goldman Sachs Multi-Asset Insights Class 1	0.26	0.22	—	0.04	—	36.66

SA Goldman Sachs Multi-Asset Insights Class 3	0.24	0.20	—	0.04	—	36.66

SA Index Allocation 60/40 Class 1	0.08	—	—	0.08	—	—

SA Index Allocation 60/40 Class 3	0.08	—	—	0.08	—	—

SA Index Allocation 80/20 Class 1	0.10	—	—	0.10	—	—

SA Index Allocation 80/20 Class 3	0.10	—	—	0.10	—	—

SA Index Allocation 90/10 Class 1	0.12	—	—	0.12	—	—

SA Index Allocation 90/10 Class 3	0.12	—	—	0.12	—	—

SA International Index Class 1	0.01	0.01	—	—	—	—

SA International Index Class 3	0.01	0.01	—	—	—	—

SA Invesco Growth Opportunities Class 1	1.29	—	—	1.29	—	—

SA Invesco Growth Opportunities Class 2	1.29	—	—	1.29	—	—

SA Invesco Growth Opportunities Class 3	1.29	—	—	1.29	—	—

SA Invesco VCP Equity-Income Class 1	0.33	0.22	—	0.11	—	81.08

SA Invesco VCP Equity-Income Class 3	0.30	0.19	—	0.11	—	81.08

SA Janus Focused Growth Class 1	0.84	0.00	—	0.84	—	100.00

SA Janus Focused Growth Class 2	0.84	—	—	0.84	—	100.00

SA Janus Focused Growth Class 3	0.84	—	—	0.84	—	100.00

SA JPMorgan Diversified Balanced Class 1	1.50	0.44	0.01	1.05	—	32.12

SA JPMorgan Diversified Balanced Class 2	1.46	0.40	0.01	1.05	—	32.12

SA JPMorgan Diversified Balanced Class 3	1.45	0.39	0.01	1.05	—	32.12

SA JPMorgan Emerging Markets Class 1	0.25	0.25	—	—	—	0.40

SA JPMorgan Emerging Markets Class 2	0.23	0.23	—	—	—	0.40

SA JPMorgan Emerging Markets Class 3	0.22	0.22	—	—	—	0.40

SA JPMorgan Equity-Income Class 1	3.59	0.96	—	2.63	—	100.00

SA JPMorgan Equity-Income Class 2	3.53	0.90	—	2.63	—	100.00

SA JPMorgan Equity-Income Class 3	3.50	0.87	—	2.63	—	100.00

SA JPMorgan Global Equities Class 1	2.07	0.46	—	1.61	—	61.01

SA JPMorgan Global Equities Class 2	2.03	0.42	—	1.61	—	61.01

SA JPMorgan Global Equities Class 3	2.02	0.41	—	1.61	—	61.01

SA JPMorgan MFS Core Bond Class 1	0.28	0.28	—	—	—	—

SA JPMorgan MFS Core Bond Class 2	0.26	0.26	—	—	—	—

SA JPMorgan MFS Core Bond Class 3	0.26	0.26	—	—	—	—

SA JPMorgan Mid-Cap Growth Class 1	1.70	—	—	1.70	—	—

SA JPMorgan Mid-Cap Growth Class 2	1.70	—	—	1.70	—	—

SA JPMorgan Mid-Cap Growth Class 3	1.70	—	—	1.70	—	—

678

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Return of Capital	Qualifying % for the Dividends Received Deduction

SA Large Cap Growth Index Class 1	$0.01	$0.01	$0.00	$0.00	$—	82.67%

SA Large Cap Growth Index Class 3	0.00	0.00	0.00	0.00	—	82.67

SA Large Cap Index Class 1	0.07	0.01	0.00	0.06	—	89.17

SA Large Cap Index Class 3	0.06	0.00	0.00	0.06	—	89.17

SA Large Cap Value Index Class 1	0.02	0.01	0.00	0.01	—	75.45

SA Large Cap Value Index Class 3	0.01	0.00	0.00	0.01	—	75.45

SA Legg Mason BW Large Cap Value Class 1	2.34	0.46	—	1.88	—	100.00

SA Legg Mason BW Large Cap Value Class 2	2.30	0.42	—	1.88	—	100.00

SA Legg Mason BW Large Cap Value Class 3	2.28	0.40	—	1.88	—	100.00

SA Legg Mason Tactical Opportunities Class 1	0.19	0.17	0.02	—	—	35.45

SA Legg Mason Tactical Opportunities Class 3	0.17	0.15	0.02	—	—	35.45

SA MFS Blue Chip Growth Class 1	1.58	0.09	0.03	1.46	—	1.98

SA MFS Blue Chip Growth Class 2	1.55	0.06	0.03	1.46	—	1.98

SA MFS Blue Chip Growth Class 3	1.54	0.05	0.03	1.46	—	100.00

SA MFS Massachusetts Investors Trust Class 1	3.13	0.23	0.00	2.90	—	100.00

SA MFS Massachusetts Investors Trust Class 2	3.09	0.19	0.00	2.90	—	100.00

SA MFS Massachusetts Investors Trust Class 3	3.06	0.16	0.00	2.90	—	100.00

SA MFS Total Return Class 1	1.06	0.46	—	0.60	—	54.30

SA MFS Total Return Class 2	1.03	0.43	—	0.60	—	54.30

SA MFS Total Return Class 3	1.01	0.41	—	0.60	—	54.30

SA Mid Cap Index Class 1	0.02	—	—	0.02	—	—

SA Mid Cap Index Class 3	0.02	—	—	0.02	—	—

SA Morgan Stanley International Equities Class 1	0.66	0.26	—	0.40	—	—

SA Morgan Stanley International Equities Class 2	0.65	0.25	—	0.40	—	—

SA Morgan Stanley International Equities Class 3	0.64	0.24	—	0.40	—	—

SA Oppenheimer Main Street Large Cap Class 1	2.89	0.29	0.11	2.49	—	100.00

SA Oppenheimer Main Street Large Cap Class 2	2.85	0.25	0.11	2.49	—	100.00

SA Oppenheimer Main Street Large Cap Class 3	2.83	0.23	0.11	2.49	—	100.00

SA PIMCO VCP Tactical Balanced Class 1	0.06	—	0.06	—	—	—

SA PIMCO VCP Tactical Balanced Class 3	0.06	—	0.06	—	—	—

SA PineBridge High-Yield Bond Class 1	0.44	0.44	—	—	—	0.52

SA PineBridge High-Yield Bond Class 2	0.43	0.43	—	—	—	0.52

SA PineBridge High-Yield Bond Class 3	0.42	0.42	—	—	—	0.52

SA Putnam International Growth and Income Class 1	0.70	0.26	—	0.44	—	—

SA Putnam International Growth and Income Class 2	0.68	0.24	—	0.44	—	—

SA Putnam International Growth and Income Class 3	0.67	0.23	—	0.44	—	—

SA Schroders VCP Global Allocation Class 1	0.43	0.18	0.08	0.17	—	17.26

SA Schroders VCP Global Allocation Class 3	0.41	0.16	0.08	0.17	—	17.26

SA Small Cap Index Class 1	—	—	—	—	—	—

SA Small Cap Index Class 3	—	—	—	—	—	—

SA T. Rowe Price Asset Allocation Growth Class 1	0.20	0.12	0.01	0.07	—	50.73

SA T. Rowe Price Asset Allocation Growth Class 3	0.18	0.10	0.01	0.07	—	50.73

SA T. Rowe Price VCP Balanced Class 1	0.59	0.20	0.36	0.03	—	8.49

SA T. Rowe Price VCP Balanced Class 3	0.56	0.17	0.36	0.03	—	8.49

679

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Return of Capital	Qualifying % for the Dividends Received Deduction

SA Templeton Foreign Value Class 1	$0.02	$0.02	$—	$—	$—	—%

SA Templeton Foreign Value Class 2	0.01	0.01	—	—	—	—

SA Templeton Foreign Value Class 3	0.01	0.01	—	—	—	—

SA VCP Dynamic Allocation Class 1	0.50	—	0.27	0.23	—	12.98

SA VCP Dynamic Allocation Class 3	0.50	—	0.27	0.23	—	12.98

SA VCP Dynamic Strategy Class 1	0.43	—	0.28	0.15	—	17.21

SA VCP Dynamic Strategy Class 3	0.43	—	0.28	0.15	—	17.21

SA VCP Index Allocation Class 1	0.10	0.03	0.01	0.06	—	0.49

SA VCP Index Allocation Class 3	0.08	0.01	0.01	0.06	—	0.49

SA WellsCap Aggressive Growth Class 1	1.45	—	—	1.45	—	—

SA WellsCap Aggressive Growth Class 2	1.45	—	—	1.45	—	—

SA WellsCap Aggressive Growth Class 3	1.45	—	—	1.45	—	—

Under the Internal Revenue Code Section 853 portfolios make an election to pass through foreign taxes paid to its shareholders. During the year ended January 31, 2020, foreign source income and foreign taxes passed through to shareholders are as follows:

Portfolio	Foreign Taxes Passed Through	Foreign Source Income

SA Emerging Markets Equity Index	$264,848	$2,633,464

SA Fidelity Institutional AM® International Growth	98,402	2,417,068

SA International Index	985,482	9,371,824

SA JPMorgan Emerging Markets	921,352	6,660,018

SA Morgan Stanley International Equities	882,557	7,432,457

SA Putnam International Growth and Income	628,530	8,198,226

SA Templeton Foreign Value	2,169,991	16,148,290

SA Global Index Allocation 60/40	13,962	14,472

SA Global Index Allocation 75/25	17,413	18,050

SA Global Index Allocation 90/10	80,491	83,434

SA Index Allocation 60/40	18,555	19,234

SA Index Allocation 80/20	52,903	54,837

SA Index Allocation 90/10	177,789	184,289

SA VCP Dynamic Allocation	3,228,319	10,779,252

SA VCP Dynamic Strategy	2,027,403	6,385,180

SA VCP Index Allocation	49,118	50,914

680

COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2020.

The following graphs and tables show the performance of the portfolios of the SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

681

AllianceBernstein L.P.

SA AB Growth Portfolio — Class 1

SA AB Growth Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	24.48%	24.30%	24.18%
5-year	16.11%	15.93%	15.82%
10-year	15.97%	15.80%	15.69%
Since Inception	10.87%	8.07%	10.84%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA AB Growth Portfolio — Class 1 shares posted a return of 24.48% for the 12-month period ended January 31, 2020, compared to a 27.94% return for the Russell 1000® Growth Index.

The U.S. equity markets were up for the 12-month period ended January 31, 2020. Large cap stocks broadly outperformed small cap stocks, with the Russell 1000 Index and Russell 2000 Index up 21.39% and 9.21%, respectively. By style, growth outperformed value in the period, with the Russell 1000® Growth Index and Russell 1000 Value Index returning 27.94% and 14.88%, respectively.

Overall sector selection detracted from performance. Overweights to cash holdings and healthcare and an underweight to information technology detracted, more than offsetting the positive effects of an underweight to industrials. Overall security selection contributed to performance, mainly due to stock selection in the industrials, healthcare and financials sectors. Stock selection in the information technology sector detracted.

During the 12-month period ended January 31, 2020, the Portfolio’s underperformance was due in part to technology stocks, such as Apple, Inc. and healthcare stocks, such as Regeneron Pharmaceuticals, Inc. and Biogen, Inc. The Portfolio’s underweight to Apple, Inc. detracted as shares rose on the back of better-than-expected financial results and an expanding services offering.

In contrast, the Portfolio’s selection in Zoetis, Inc. Copart, Inc. and Amazon.com, Inc. contributed to performance. Animal health company Zoetis, Inc. contributed as it continued to see strong top-line growth characterized by success within its product line for companion animals. Online vehicle auction and remarketer Copart, Inc. contributed following strong fundamental performance in 2019, driven by strength in the U.S. and increasingly international markets.

682

AllianceBernstein L.P.

SA AB Small & Mid Cap Value Portfolio — Class 2

SA AB Small & Mid Cap Value Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	3.22%	3.07%	3.03%
5-year	6.16%	6.01%	5.89%
10-year	N/A	10.45%	10.34%
Since Inception	10.04%	9.46%	9.96%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]

The Russell 2500® Value Index measures the performance of small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA AB Small & Mid Cap Value Portfolio — Class 2 shares posted a return of 3.07% for the 12-month period ending January 31, 2020, compared to a 7.10% return for the Russell 2500 Value Index.

The U.S. equity markets were mostly up for the 12-month period ended January 31, 2020. Small-and mid- cap value stocks underperformed large-cap value stocks, with the Russell 2500 Value Index and Russell 1000 Value Index up 7.10% and 14.88%, respectively, for the period. Within the small- and mid- cap space, growth outperformed value in the period, with the Russell 2500 Growth Index and Russell 2500 Value Index up 18.67% and 7.10%, respectively. In terms of sector performance within the benchmark, energy was the biggest underperformer for the period, followed by materials. While all other sectors were positive for the period, information technology and industrials were the top performers.

Stock selection in the industrials, materials and communication-services sectors detracted from relative performance, while selection in utilities, consumer discretionary and consumer staples contributed. An overweight to information technology and an underweight to communication services contributed, offsetting overweights to consumer discretionary and consumer staples, which detracted.

One of the leading detractors from performance in the period was Cooper Standard. Cooper Standard detracted in the year as the auto-parts supplier struggled to lower its costs in the face of demand declines in a number of its markets. This culminated in the company missing quarterly earnings expectations and giving disappointing 2019 guidance on revenue and cash flow.

The leading contributor to performance in the period was Cypress Semiconductor. Cypress Semiconductor contributed after the technology company agreed to be acquired by Infineon Technologies, a European competitor, for a significant premium.

683

BlackRock Investment, LLC

SA BlackRock VCP Global Multi Asset Portfolio — Class 3

SA BlackRock VCP Global Multi Asset Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	11.95%	11.67%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	6.13%	6.56%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[3]	The Bloomberg Barclays U.S. Treasury 7-10 year Index measures US dollar-denominated, fixed rate, nominal debt issued by the U.S. Treasury.
[4]	The Blended Index consists 45% Bloomberg Barclays U.S. Treasury 7-10 year Index, 27.5% S&P 500® Index and 27.5% MSCI EAFE Index (net).

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA BlackRock VCP Global Multi Asset Portfolio — Class 3 shares posted a return of 11.67% for the 12-month period ending January 31, 2020, compared to 21.68% for the S&P 500® Index, 12.10% for the MSCI EAFE Index (net), and 11.16% for the Bloomberg Barclays U.S Treasury 7-10 Year Index. The blended benchmark of 27.5% S&P 500® Index / 27.5% MSCI EAFE Index/ 45% Bloomberg Barclays U.S Treasury 7-10 Year Index returned 14.56%.

In terms of detractors, the underlying equity strategies in the Portfolio contributed negatively to performance. An underweight position in U.S. 10-year Treasury bonds and a long exposure to the euro also detracted from performance. Volatility control management had zero impact on results.

An overweight exposure to U.S. equities contributed positively to performance during the period. Performance of U.S. equities was supported by easier financial conditions. The Portfolio’s overweight position to U.S. 30-year Treasury bonds in the earlier part of the fiscal year benefited Portfolio performance.

The Portfolio used derivatives to adjust equity risk during the period. Overall, the Portfolio’s use of equity futures added to performance, while the use of put options detracted.

684

Columbia Management Investment Advisors, LLC

SA Columbia Technology Portfolio — Class 1

SA Columbia Technology Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	38.33%	37.94%	37.93%
5-year	20.22%	19.99%	19.91%
10-year	18.02%	17.86%	17.71%
Since Inception	0.68%	5.60%	12.01%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.
[2]	The MSCI World Information Technology Index is a capitalization weighted index that monitors the performance of information technology stocks from around the world.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Columbia Technology Portfolio — Class 1 shares posted a return of 38.33% for the 12-month period ending January 31, 2020, compared to a 41.58% return for the MSCI World Information Technology Index and a 27.03% return for the Nasdaq Composite Index.

Using the GICS Sectors of the S&P 500® and the MSCI EAFE indices as proxies for domestic and international markets, the information technology sector returns were among the top performing sectors of the market and outperformed the returns of these broader indices for the measured period.

Allocation decisions more so than security selection was the driver to relative underperformance. From a sector perspective, the Portfolio’s relative underweight to, and stock selection in, the information technology sector detracted from relative performance for the period. The Portfolio’s relative overweight and stock selection in the communication services sector also detracted from relative performance for the period. From an industry perspective, the Portfolios’ relative underweight to, and stock selection in, the hardware and software industries were among the largest relative detractors for the period. The Portfolio’s stock selection and a relative overweight to the semiconductor industry was the largest relative contributor.

Stock positions that were among the top contributors to performance included Lam Research, Apple and Synopsys, all of which posted double digit positive returns, while DXC Technology, TiVo and NetApp were among the largest detractors from the Portfolio’s performance as they posted double digit declines for the period. From a country standpoint, security selection in Germany and a relative underweight to Japan contributed to returns, while security selection in the United States detracted from relative returns for the period.

685

Dimensional Fund Advisers L.P.

SA DFA Ultra Short Bond Portfolio — Class 1

SA DFA Ultra Short Bond Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	2.08%	1.95%	1.80%
5-year	0.86%	0.71%	0.60%
10-year	0.30%	0.16%	0.05%
Since Inception	2.21%	0.94%	0.77%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

Effective May 1, 2016, the Portfolio added its benchmark index, the ICE BofA 6-Month U.S. Treasury Bill Index. The ICE BofA 6-Month U.S. Treasury Bill Index is comprised of a single issue purchased at beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. Performance for periods prior to May 1, 2016 reflects results when the Portfolio was managed as a money market fund. As a result, prior to May 1, 2016, the Portfolio did not have a benchmark index.

[2]

The ICE BofA 6-Month U.S. Treasury Bill Index is comprised of a single issue purchased at beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue.

(Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA DFA Ultra Short Bond Portfolio — Class 1 shares posted a return of 2.08% for the 12-month period ending January 31, 2020, compared to a 2.49% return for the ICE BofA 6-Month U.S. Treasury Bill Index.

Throughout the period, the U.S. Treasury yield curve flattened, indicating smaller expected term premiums. As such, the Portfolio shortened its weighted average maturity, which was shorter than that of the benchmark at the end of the period. During the period, realized term premiums were positive along the short end of the yield curve; the 1-Month U.S. Treasury Bill returned 2.06%, while the 6-Month U.S. Treasury Bill returned 2.49%.

The Portfolio maintained an allocation to shorter duration securities relative to the 6-Month U.S. Treasury Bill Index. In general, the Portfolio’s exposure to these shorter-duration securities detracted from relative performance. Relative to the U.S. Treasury-only benchmark, the Portfolio’s exposure to high-quality corporate bonds contributed positively to relative performance.

686

SunAmerica Asset Management, LLC

SA Dogs of Wall Street Portfolio — Class 1

SA Dogs of Wall Street Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	13.01%	12.85%	12.72%
5-year	12.08%	11.92%	11.81%
10-year	14.80%	14.61%	14.50%
Since Inception	7.67%	9.02%	10.25%
*	Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Dogs of Wall Street Portfolio — Class 1 shares posted a return of 13.01% for the 12-month period ending January 31, 2020, compared to a 21.68% return for the S&P 500® Index.

The Portfolio is rules-based. Stock selections for this 30-stock Portfolio are based on quantitative methods and reconstituted quarterly. The Portfolio’s quantitative model seeks out high quality individual stocks paying above-market-average dividend yields that meet its capitalization, independent ranking and other criteria.

Factors driving underperformance during the past fiscal year included: underweight exposure and stock selection in information technology; overweight exposure and stock selection in the industrials and consumer discretionary groups; and sector investments among telecommunication services and health care companies.

Losses were partially mitigated by positioning in the consumer staples; security selection and underweight allocation to financials; a health care underweight; and stock selection in the energy group. Not owning Apple, Inc. or Microsoft Corp. also hindered results.

In terms of individual holdings, Hershey Co., Lockheed Martin Corp., Tyson Foods, Inc. Class A, Procter & Gamble Co., and Cisco Systems, Inc. led the list of top relative performers for the 12-month period. On the other hand, notable laggards included Gap, Inc., C.H. Robinson Worldwide, Inc., 3M Co., Snap-on, Inc., and Genuine Parts Co.

At fiscal year-end, the Portfolio maintains overweight exposure to the industrials, consumer discretionary, and consumer staples groups, and is most underweight financials, information technology, and health care. The average yield of Portfolio holdings was 3.21% compared to 1.81% average yield of the S&P 500® constituents, at fiscal year-end.

687

SunAmerica Asset Management, LLC

SA Emerging Markets Equity Index Portfolio — Class 1

SA Emerging Markets Equity Index Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	1.42%	1.21%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	-2.10%	-2.35%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18

[1]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 26 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Emerging Markets Equity Index Portfolio — Class 1 shares posted a return of 1.42% for the 12-month period ending January 31, 2020, compared to a 3.81% return for the MSCI Emerging Markets Index (net).

The Portfolio is optimized to approximate the MSCI Emerging Markets Index (net).

For the reporting period, domestic stock markets outperformed international markets as the S&P 500® and Russell 1000 advanced 21.68% and 21.39%, respectively, while the MSCI ACWI ex USA and MSCI EAFE returned 9.94% and 12.10%, respectively.

In terms of contribution, Taiwan Semiconductor (Taiwan), Alibaba (Hong Kong), Samsung Electronics Co., Ltd. (South Korea), Gazprom PJSC ADR (Russia) and LUKOIL PJSC ADR (Russia) were top absolute performers during the reporting period. At the other end of the spectrum, Baidu, Inc. Sponsored ADR Class A (China), China Mobile Limited (Hong Kong), Itau Unibanco Holding SA Pfd (Brazil), Sasol Limited (South Africa), and Banco Bradesco SA Pfd (Brazil) were the principal detractors.

The Portfolio utilizes ETFs and index futures to equitize cash. Both are designed to provide returns similar to that of the Portfolio’s benchmark over time. The use of index futures detracted from performance.

688

Federated Investment Management Company

SA Federated Corporate Bond Portfolio — Class 1

SA Federated Corporate Bond Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	13.61%	13.44%	13.33%
5-year	5.00%	4.84%	4.74%
10-year	6.08%	5.91%	5.81%
Since Inception	6.37%	6.56%	6.51%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Bloomberg Barclays U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

[2]	The Blended Index consists of 75% Bloomberg Barclays U.S. Credit Index and 25% the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index.
[3]

The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. The index limits the maximum exposure to any one issuer to 2%. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Federated Corporate Bond Portfolio — Class 1 shares posted a return of 13.61% for the 12-month period ending January 31, 2020, compared to a 13.99% return for the Bloomberg Barclays U.S. Credit Index, a 9.40% return for the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index, and a 12.86% return by the blended benchmark (75% Bloomberg Barclays U.S. Credit Index/25% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index).

On average, the Portfolio had an overweight position to the high yield asset class, which was a positive contributor to period performance. This was driven by the strong relative returns in high yield versus investment grade in the early part of the period. The Portfolio gradually reduced the exposure to high yield, ultimately ending the period with an underweight position relative to the blended index.

Sector allocation was a positive contributor, with most of the positive contribution coming from minimal exposure to the non-corporate sectors of the index. This was partially offset by negative sector contribution from the overweight position in energy. Individual security selection was a significant positive contributor, with notable positive performance in energy, technology, communications and capital goods industries. The largest positive contributors included positions in Bristol-Myers Squibb, British American Tobacco, AT&T and Crawford Group (Enterprise Rent-A-Car). The largest negative selection contributors included positions in Bank of America, Government of Mexico (PEMEX), Mallinckrodt and Team Health Holdings.

The Portfolio ended the period targeting a duration posture shorter than benchmark and has maintained a slight underweight position to the high yield asset class.

689

FIAM LLC

SA Fidelity Institutional AM® International Growth Portfolio@— Class 1

SA Fidelity Institutional AM® International Growth Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*		Class 3*
1-year	N/A		N/A
5-year	N/A		N/A
10-year	N/A		N/A
Since Inception	11.68%	+	11.59%	+
*	Inception date for Class 1: 5/1/19; Class 3: 5/1/19
+	Cumulative return. Portfolio in existence for less than one year.

[1]

The MSCI ACWI ex USA Index (net) measures the performance of companies in 23 countries in Europe, Australasia, the Far East, and Canada and 26 Emerging Economies. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Fidelity Institutional AM® International Growth Portfolio — Class 1 shares posted a return of 11.68% for the May 1, 2019 (fund inception) to January 31, 2020 period, compared to a 4.44% return for the MSCI ACWI ex-U.S. Index (net).

The SA Fidelity Institutional AM® International Growth Portfolio was launched on May 1, 2019.

Positive security selection was the primary driver of relative performance, while positive market selection also contributed. The Portfolio’s outperformance was broad based across sectors, as 9 of 11 GICS sectors contributed positively to relative performance. Security selection in the industrials and financials sectors contributed the most to relative performance. The Portfolio’s overweight exposure to the information technology sector resulted in positive market selection.

The consumer staples and health care sectors were the lone sectors that weighed on relative performance during the period. Within consumer staples, both security selection and market selection were negative, while in the health care sector positive security selection was offset by negative market selection due to the Portfolio’s underweight exposure to the sector. Among countries, the Portfolio’s out-of-benchmark exposure to the United States contributed positively to relative performance, as did stock selection in Germany. The Portfolio’s underweight exposure to Russia detracted.

Among individual stocks, the Portfolio’s overweight positions London Stock Exchange Group, Amplifon, and Orsted were the top individual contributors to relative performance. The Portfolio’s overweight positions in Mercadolibre and Taiwan Semiconductor were the leading individual detractors from relative performance. Not owning Samsung Electronics also weighed on relative performance.

@	See Note 1

690

FIAM LLC

SA Fidelity Institutional AM® Real Estate Portfolio — Class 1

SA Fidelity Institutional AM® Real Estate Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	15.10%	14.88%	14.85%
5-year	5.60%	5.44%	5.34%
10-year	10.98%	10.82%	10.71%
Since Inception	8.36%	9.04%	9.32%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The FTSE NAREIT Equity REITs Index is a free-floated adjusted, market capitalization-weighted index of U.S. Equity REITs.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Fidelity Institutional AM® Real Estate Portfolio — Class 1 shares posted a return of 15.10% for the 12-month period ending January 31, 2020, compared to a 14.11% return for the FTSE NAREIT Equity REITs Index.

The fundamental backdrop for REITs has remained generally favorable during a period where the market has remained firm with low inflation and modest GDP growth. In a steady labor market, REITowned occupancy rates remain high reaching 95%, while commercial real estate new supply has remained below historical averages.

For the prior twelve months, both security and sector selection were positive. The Portfolio’s allocation to cash position slightly detracted from performance. Strong security selection in data centers and specialty along with strong sector selection in regional malls boosted these sectors as top relative contributors. Offsetting this was weak security selection in the health care, apartments, and shopping centers sectors.

Among individual stocks, an underweight in Simon Property Group and overweight positions in Equinix and Prologis were the leading contributors to relative performance. Overweight positions in Taubman Centers and Ventas and not owning Sun Communities were the leading detractors from relative performance for the period.

691

SunAmerica Asset Management, LLC

SA Fixed Income Index Portfolio — Class 1

SA Fixed Income Index Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	10.34%	10.12%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	4.44%	4.18%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

[1]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Fixed Income Index Portfolio — Class 1 shares posted a return of 10.34% for the 12-month period ending January 31, 2020, compared to a 11.02% return for the Bloomberg Barclays U.S. Government/Credit Bond Index.

The Portfolio was overweight ETFs and cash versus the benchmark, but underweight all other assets held by the benchmark. Being overweight ETFs positively contributed to the return of the Portfolio.

The Portfolio’s Treasury holdings returned 9.27% versus the benchmark’s 9.26%. The majority of the Portfolio’s Treasury holdings were in the 1-5 year maturity range, in line with the benchmark. The Portfolio’s Treasury holdings in the front end of the maturity curve outperformed the benchmark, but the holdings with a 3-year maturity and longer underperformed. The worst performing maturity range was the 10-20 year range, which underperformed the benchmark by 28 basis points.

The Portfolio held an approximate 3% underweight in Treasury holdings versus the benchmark. The Portfolio’s corporate bond holdings were also underweight versus the benchmark and underperformed by 27 basis points. The Portfolio’s corporate holdings and the benchmark’s holdings were essentially equally distributed across maturity ranges. The only maturity ranges to underperform the benchmark within the corporate holdings were the 0-1 year, 3-5 year, and 5-7 year. The 5-7 year maturity range underperformed the most, by 1.04%, primarily due to one particular holding that significantly underperformed by 6.78%.

692

SunAmerica Asset Management, LLC

SA Fixed Income Index Portfolio — Class 1

The Portfolio’s holdings in agencies were underweight versus the benchmark. The majority of those holdings were in the front end of the maturity curve, which was in line with the benchmark’s allocations. In agencies, the Portfolio underperformed across all the maturity ranges except for the 1-3 year and the 7-10 year ranges. The worst performing maturity range was the 20+ year due, primarily, to one holding that underperformed the benchmark by 4.50%.

The Portfolio does not invest in municipal bonds, foreign sovereign bonds, foreign agency bonds, or supranational bonds. Those assets have the lowest weights in the benchmark and all had positive returns. The Portfolio slightly detracted from its performance by not investing in those assets for the period.

693

SunAmerica Asset Management, LLC

SA Fixed Income Intermediate Index Portfolio — Class 1

SA Fixed Income Intermediate Index Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	6.77%	6.54%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	3.25%	3.03%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.

[1]

The Bloomberg Barclays U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Fixed Income Intermediate Index Portfolio — Class 1 shares posted a return of 6.77% for the 12-month period ended January 31, 2020, compared to a 7.39% return for the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

The Portfolio was overweight corporates, agencies, ETFs, and cash versus the benchmark and underweight Treasuries.

Being overweight ETFs positively contributed to performance, returning 9.17% for the period. The Portfolio’s Treasury holdings returned 6.46% versus the benchmark’s 6.51%. Similar to the benchmark, the majority of the Portfolio’s Treasury holdings were in the 1-5 year maturity range. The Portfolio’s Treasury holdings in the 1-5 year maturity range underperformed the benchmark, while the Treasury holdings in 0-1 year maturity range and the 7-10 year maturity range outperformed by 67 basis points and 8 basis points, respectively. The Portfolio has a 55% weight per asset limit, which mainly affected the Treasury holdings, causing those holdings to be underweight versus the benchmark by 7.7%.

The Portfolio’s corporate bond holdings were overweight versus the benchmark by approximately 1% and underperformed by 60 basis points. The Portfolio’s corporate holdings and the benchmark’s holdings were essentially equally distributed across maturity ranges. The only maturity range to outperform the benchmark was the 1-3 year maturity range, which outperformed by 45 basis points. From a sector perspective, the financial sector underperformed the most over the period.

The Portfolio’s holdings in agencies were overweight versus the benchmark. The majority of the Portfolio’s holdings in agencies were in the front end of the maturity curve, which was in line with the benchmark’s allocations. In agencies, the Portfolio underperformed across all maturity ranges. The worst performing maturity range in agencies was the 7-10 year maturity range, which was underweight, and underperformed by approximately 12% mainly due to not owning certain names in which the Portfolio doesn’t invest.

694

SunAmerica Asset Management, LLC

SA Fixed Income Intermediate Index Portfolio — Class 1

The Portfolio doesn’t invest in municipal bonds, foreign sovereign bonds, foreign agency bonds, or supranational bonds. Those assets have the lowest weights in the benchmark and all had positive returns. The Portfolio detracted from its performance by not investing in those assets for the period.

695

Franklin Advisory Services, LLC

SA Franklin Small Company Value Portfolio — Class 1

SA Franklin Small Company Value Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	10.42%	10.18%
5-year	8.25%	8.00%
10-year	11.03%	10.76%
Since Inception	8.91%	6.78%
*	Inception date for Class 1: 12/14/98; Class 3: 9/13/05.

[1]	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Franklin Small Company Value Portfolio — Class 1 shares posted a return of 10.42% for the 12-month period ending January 31, 2020, compared to a 4.38% return for the Russell 2000 Value Index.

Global developed and emerging market stocks, posted strong returns during the reporting period. Although global economic growth remained tepid, interest-rate cuts from many central banks and the easing of trade tensions near period-end contributed to the generally positive environment for equities worldwide.

Relative to the benchmark, stock selection and an overweighting in the industrials sector contributed to relative performance. Gibraltar Industries, Inc. was a significant contributor within the sector. Stock selection and an overweighting in the consumer discretionary sector also aided relative return. Crocs, Inc., was a major contributor within the sector. Stock selection and an underweighting in health care aided relative results. Cambrex Corp., was a significant contributor within the sector.

Conversely, an overweighting in the materials sector detracted from relative performance. Within the sector, shares of OceanaGold Corp. had a steep decline. Stock selection and an overweighting in consumer staples also hindered relative results. Maple Leaf Foods, Inc. was a drag on relative performance within the sector. Stock selection and an underweighting in the real estate sector also hampered Portfolio performance. Sunstone Hotel Investors, Inc. was a significant drag on relative results within the sector.

696

SunAmerica Asset Management, LLC

SA Global Index Allocation 60/40 Portfolio — Class 3

SA Global Index Allocation 60/40 Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	11.95%	11.66%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	6.19%	5.91%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg Barclays U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 26 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[8]

The Blended Index is comprised of 23% S&P 500® Index, 5% S&P MidCap 400 Index, 2% Russell 2000 Index, 27% MSCI EAFE Index (net), 3% MSCI Emerging Markets Index, 20% Bloomberg Barclays U.S. Government / Credit Bond Index and 20% Bloomberg Barclays U.S. Intermediate Government /Credit Bond Index.

697

SunAmerica Asset Management, LLC

SA Global Index Allocation 60/40 Portfolio — Class 3

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Global Index Allocation 60/40 Portfolio — Class 3 shares posted a return of 11.66% for the 12-month period ending January 31, 2020, compared to a 21.68% return for the S&P 500® Index, a 11.27% for the S&P MidCap 400® Index, a 9.21% for the Russell 2000 Index, a 12.10% for the MSCI EAFE Index (net), a 3.81% for the MSCI Emerging Markets Index (net), a 11.02% for the Bloomberg Barclays U.S. Government/Credit Bond Index, a 7.39% for the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index and a 12.95% return for the Blended Index consisting of 23% S&P 500® Index, 5% S&P MidCap 400® Index, 2% Russell 2000 Index, 27% MSCI EAFE Index (net), 3% MSCI Emerging Markets Index (net), 20% Bloomberg Barclays U.S. Government/Credit Bond Index, 20% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

The Portfolio invests in equity and fixed income index underlying portfolios but actively manages its exposure to each underlying portfolio and between equities and fixed income.

The Portfolio trailed the Blended Index due to underperformance of the underlying index portfolios relative to their benchmarks after fees. Asset allocation contributed positively to results. An overweight to longer maturity fixed income securities during a falling rate environment more than offset the negative impact from a small overweight to lagging small cap equities.

698

SunAmerica Asset Management, LLC

SA Global Index Allocation 75/25 Portfolio — Class 3

SA Global Index Allocation 75/25 Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	12.48%	12.17%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	5.88%	5.62%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg Barclays U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 26 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[8]

The Blended Index is comprised of 28% S&P 500® Index, 6% S&P MidCap 400 Index, 4% Russell 2000 Index, 32% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index, 12.5% Bloomberg Barclays U.S. Government / Credit Bond Index and 12.5% Bloomberg Barclays U.S. Intermediate Government /Credit Bond Index.

699

SunAmerica Asset Management, LLC

SA Global Index Allocation 75/25 Portfolio — Class 3

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Global Index Allocation 75/25 Portfolio — Class 3 shares posted a return of 12.17% for the 12-month period ended January 31, 2020, compared to a 21.68% return for the S&P 500® Index, a 11.27% for the S&P MidCap 400® Index, a 9.21% for the Russell 2000 Index, a 12.10% for the MSCI EAFE Index (net), a 3.81% for the MSCI Emerging Markets Index (net), a 11.02% for the Bloomberg Barclays U.S. Government/Credit Bond Index, a 7.39% for the Bloomberg Barclays U.S. Intermediate Government/ Credit Bond Index and a 13.59% return for the Blended Index consisting of 28% S&P 500® Index, 6% S&P MidCap 400® Index, 4% Russell 2000 Index, 32% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index (net), 12.5% Bloomberg Barclays U.S. Government/Credit Bond Index, 12.5% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

The Portfolio invests in equity and fixed income index underlying portfolios but actively manages its exposure to each underlying portfolio and between equities and fixed income.

The Portfolio trailed the Blended Index primarily due to underperformance of the underlying index portfolios relative to their benchmarks after fees. Asset allocation did not have a significant impact on results. An overweight to longer maturity fixed income securities during a falling rate environment contributed positively to results. A small overweight to lagging small cap equities detracted from performance.

700

SunAmerica Asset Management, LLC

SA Global Index Allocation 90/10 Portfolio — Class 3

SA Global Index Allocation 90/10 Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	13.00%	12.69%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	5.44%	5.19%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg Barclays U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 26 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[8]

The Blended Index is comprised of 32% S&P 500® Index, 8% S&P MidCap 400 Index, 5% Russell 2000 Index, 40% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index, 5% Bloomberg Barclays U.S. Government / Credit Bond Index and 5% Bloomberg Barclays U.S. Intermediate Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

701

SunAmerica Asset Management, LLC

SA Global Index Allocation 90/10 Portfolio@ — Class 3

The SA Global Index Allocation 90/10 Portfolio — Class 3 shares posted a return of 12.69% for the 12-month period ending January 31, 2020, compared to a 21.68% return for the S&P 500® Index, a 11.27% for the S&P MidCap 400® Index, a 9.21% for the Russell 2000 Index, a 12.10% for the MSCI EAFE Index (net), a 3.81% for the MSCI Emerging Markets Index (net), a 11.02% for the Bloomberg Barclays U.S. Government/Credit Bond Index, a 7.39% for the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index and a 14.28% return for the Blended Index consisting of 32% S&P 500® Index, 8% S&P MidCap 400® Index, 5% Russell 2000 Index, 40% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index (net), 5% Bloomberg Barclays U.S. Government/Credit Bond Index, 5% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

The Portfolio invests in equity and fixed income index underlying portfolios but actively manages exposure to each underlying portfolio and between equities and fixed income.

The Portfolio trailed the Blended Index primarily due to underperformance of the underlying index portfolios relative to their benchmarks after fees. Asset allocation also had a slight negative impact on results. A small overweight to lagging small cap equities detracted from performance. An overweight to longer maturity fixed income securities contributed as interest rates fell during the period. An underweight to international equities also contributed positively to results.

@	See Note 1

702

Goldman Sachs Asset Management International

SA Goldman Sachs Global Bond Portfolio — Class 1

SA Goldman Sachs Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	6.84%	6.71%	6.59%
5-year	2.29%	2.13%	2.04%
10-year	2.17%	2.02%	1.91%
Since Inception	4.82%	3.65%	3.48%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The JPMorgan Global Government Bond (unhedged) Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Goldman Sachs Global Bond Portfolio — Class 1 shares posted a return of 6.84% for the 12-month period ending January 31, 2020, compared to a 6.49% return for the JPMorgan Global Government Bond (unhedged) Index.

The Portfolio outperformed the benchmark over the fiscal year. The Portfolio’s cross sector exposure was the largest contributor over the period mainly driven by exposure to spread sectors, particularly investment grade and high yield corporates. Spread sectors performed well through 2019. Country allocations also contributed to returns driven by an overweight to Europe versus Norway, Japan and Swedish rates in the first half of 2019. Overweights in U.S. Treasury inflation-protected securities versus U.K. inflation linked exposure also performed well.

The currency exposure within the Portfolio was the largest detractor during the period driven by exposure to emerging markets, particularly during August 2019 and to the Brazilian real. Amongst security selection within the Portfolio, corporate and securitized exposures contributed, whilst government/swap and emerging markets debt exposures detracted over the period. Corporate selection returns were driven by the Portfolio’s curve and quality positioning. Emerging markets debt security selection detracted over the period driven by exposure to Argentinean and Venezuelan debt.

The Portfolio utilizes derivatives for the purposes of efficient portfolio management and to hedge out undesired risks. For the period, the Portfolio’s use of currency forwards detracted while the use of interest rate futures positively impacted performance.

703

Goldman Sachs Asset Management International

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3

SA Goldman Sachs Multi-Asset Insights Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	10.69%	10.36%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	5.07%	4.79%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]	The Blended Index is comprised of 38.5% S&P 500® Index, 3.5% S&P MidCap 400 Index, 3.5% Russell 2000 Index, 24.5% MSCI EAFE Index (net) and 30% Bloomberg Barclays U.S. Government / Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3 shares posted a return of 10.36% for the 12-month period ending January 31, 2020, compared to 21.68% for the S&P 500® Index, 11.27% for the S&P Midcap 400® Index, 9.21% for the Russell 2000 Index, 12.10% for the MSCI EAFE Index (net), and 11.02% for the Bloomberg Barclays U.S. Government/Credit Bond Index. The blended benchmark of 38.5% S&P 500® Index / 3.5% S&P Midcap 400® Index / 3.5% Russell 2000 Index / 24.5% MSCI EAFE Index/ 30% Bloomberg Barclays U.S. Government/Credit Bond Index returned 15.49%.

Over the fiscal year, both the Portfolio and its blended benchmark posted positive total returns with the Portfolio underperforming the benchmark. Underperformance versus the benchmark was primarily driven by underlying security selection. Total Portfolio underperformance was partially offset by the strategic asset allocation.

Within equities, the primary drivers of positive total returns were the allocations to U.S. all-cap equities and international developed large-cap equities. Passive U.S. equity holdings

704

Goldman Sachs Asset Management International

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3

across market capitalizations further added positively to returns. Additionally, off-benchmark allocations to U.S. real estate securities and global infrastructure contributed positively. However, an allocation to emerging markets equities detracted from returns. Within fixed income, U.S. government and credit positioning contributed to performance as the 10-year Treasury yield fell during the period.

Within security selection, for the period when the Portfolio implemented equity allocations through global developed all-cap equity exposure, stock selection was the primary detractor. Holdings within the health care, consumer staples and financials sectors detracted the most. The largest individual stock detractor was Microsoft, while the largest stock contributor was Sinclair Broadcast Group. During the latter part of the fiscal year, when the Portfolio shifted implementation to separate U.S. all-cap equity and international large cap equity exposure, both stock and sector selection detracted. Holdings within the health care, information technology and industrials sectors detracted the most. The largest individual stock detractor was Alcoa, while the largest stock contributor was Fujitsu.

The Portfolio utilizes derivatives for efficient portfolio management. Within fixed income, the Portfolio’s use of both Treasury futures and credit default swaps contributed to performance.

705

SunAmerica Asset Management, LLC

SA Index Allocation 60/40 Portfolio — Class 3

SA Index Allocation 60/40 Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	13.97%	13.66%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	8.53%	8.25%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]	The Blended Index is comprised of 40% S&P 500® Index, 5% S&P MidCap 400 Index, 5% Russell 2000 Index, 10% MSCI EAFE Index (net) and 40% Bloomberg Barclays U.S. Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Index Allocation 60/40 Portfolio — Class 3 shares posted a return of 13.66% for the 12-month period ending January 31, 2020, compared to a 21.68% return for the S&P 500® Index, a 9.21% return for the Russell 2000 Index, a 11.27% return for the S&P MidCap 400® Index, a 12.10% return for the MSCI EAFE Index (net), a 11.02% for the Bloomberg Barclays U.S. Government/Credit Bond Index, and a 15.50% return for the Blended Index of 40% S&P 500® Index, 5% S&P Midcap 400® Index, 5% Russell 2000 Index, 10% MSCI EAFE Index (net), and 40% Bloomberg Barclays U.S. Government/Credit Bond Index.

The Portfolio invests in equity and fixed income index underlying portfolios but actively manages its allocation to each underlying portfolio and between equities and fixed income.

The Portfolio trailed the Blended Index due to negative results from asset allocation and the underperformance of the underlying index portfolios relative to their benchmarks after fees. A small overweight to lagging small cap equities and exposure to fixed income securities of intermediate maturity in a falling rate environment hurt relative results. An underweight to international equities was a positive contributor to performance.

706

SunAmerica Asset Management, LLC

SA Index Allocation 80/20 Portfolio — Class 3

SA Index Allocation 80/20 Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	15.28%	15.06%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	9.76%	9.49%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index represents the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]	The Blended Index is comprised of 50% S&P 500® Index, 10% S&P MidCap 400 Index, 5% Russell 2000 Index, 15% MSCI EAFE Index (net) and 20% Bloomberg Barclays U.S. Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Index Allocation 80/20 Portfolio — Class 3 shares posted a return of 15.06% for the 12-month period ending January 31, 2020, compared to a 21.68% return for the S&P 500® Index, a 9.21% return for the Russell 2000 Index, a 11.27% return for the S&P MidCap 400® Index, a 12.10% return for the MSCI EAFE Index (net), a 11.02% return for the Bloomberg Barclays U.S. Government/Credit Bond Index, and a 16.56% return for the Blended Index of 50% S&P 500® Index, 10% S&P MidCap 400® Index, 5% Russell 2000 Index, 15% MSCI EAFE Index (net), and 20% Bloomberg Barclays U.S. Government/Credit Bond Index.

The Portfolio invests in equity and fixed income index underlying portfolios but actively manages its exposure to each underlying portfolio and its equity and fixed income allocation.

The Portfolio trailed the Blended Index primarily due to underperformance of the underlying index portfolios relative to their benchmarks after fees. Asset allocation also detracted from results. A small overweight to lagging small cap equities and exposure to fixed income securities of intermediate maturity in a falling rate environment hurt relative results. An underweight to international equities was a positive contributor to performance.

707

SunAmerica Asset Management, LLC

SA Index Allocation 90/10 Portfolio — Class 3

SA Index Allocation 90/10 Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	16.04%	15.72%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	10.38%	10.11%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index represents the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]	The Blended Index is comprised of 55% S&P 500® Index, 10% S&P MidCap 400 Index, 5% Russell 2000 Index, 20% MSCI EAFE Index (net) and 10% Bloomberg Barclays U.S. Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Index Allocation 90/10 Portfolio — Class 3 shares posted a return of 15.72% for the 12-month period ending January 31, 2020, compared to a 21.68% return for the S&P 500® Index, a 9.21% return for the Russell 2000 Index, a 11.27% return for the S&P MidCap 400® Index, a 12.10% return for the MSCI EAFE Index (net), a 11.02% return for the Bloomberg Barclays U.S. Government/Credit Bond Index, and a 17.07% return for the Blended Index of 55% S&P 500® Index, 10% S&P Midcap 400 Index, 5% Russell 2000 Index, 20% MSCI EAFE Index, and 10% Bloomberg Barclays U.S. Government/Credit Bond Index

The Portfolio invests in equity and fixed income index underlying portfolios but actively manages its allocation to each underlying portfolio and between equities and fixed income.

The Portfolio trailed the Blended Index primarily due to underperformance of the underlying index portfolios relative to their benchmarks after fees. Asset allocation also detracted slightly from results. A small overweight to lagging small cap equities and exposure to fixed income securities of intermediate maturity during a falling rate environment hurt relative results. An underweight to international equities was a positive contributor to performance.

708

SunAmerica Asset Management, LLC

SA International Index Portfolio — Class 1

SA International Index Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	10.78%	10.46%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	6.23%	5.96%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

[1]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA International Index Portfolio — Class 1 shares posted a return of 10.78% for the 12-month period ending January 31, 2020, compared to a 12.10% return for the MSCI EAFE (net) Index.

The Portfolio is passively managed to match the MSCI EAFE (net) Index before expenses.

For the reporting period, stocks generally posted positive results both in the U.S. and abroad as the S&P 500®, MSCI ACWI ex USA, and MSCI EAFE appreciated 21.68%, 9.94%, and 12.10%, respectively.

With respect to country performance among MSCI EAFE constituents, New Zealand, Denmark, and Switzerland were top contributors, while Luxembourg, Norway, and Hong Kong were the most notable laggards.

In terms of contribution, Nestle S.A., Roche Holding AG, Novartis AG, ASML Holding NV, and LVMH Moët Hennessey Louis Vuitton SE were top absolute performers during the reporting period. At the other end of the spectrum, Nokia Oyj, HSBC Holdings plc, Glencore plc, Banco Santander S.A., and Royal Dutch Shell PLC Class A were the principal detractors.

The Portfolio utilizes ETFs and index futures to equitize cash. Both are designed to provide returns similar to that of the Portfolio’s benchmark over time. The use of index futures added to performance.

709

Invesco Advisers, Inc.

SA Invesco Growth Opportunities Portfolio — Class 1

SA Invesco Growth Opportunities Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	14.74%	14.60%	14.52%
5-year	9.79%	9.64%	9.54%
10-year	12.90%	12.73%	12.62%
Since Inception	3.23%	5.81%	10.12%
*	Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Invesco Growth Opportunities Portfolio — Class 1 shares posted a return of 14.74% for the 12-month period ended January 31, 2020, compared to a 13.91% return for the Russell 2000® Growth Index.

Broad equity markets experienced strong, double digit returns led by U.S. large cap growth equities and in particular information technology stocks during the year ended January 31, 2020.

Stock selection drove the Portfolio’s outperformance during the period, though market allocation was also positive. Specifically, stock selection within the industrials sector and a combination of stock selection and overweight exposure within the information technology sector were key contributors to relative returns. Conversely, stock selection in the health care and consumer discretionary sectors detracted from the Portfolio’s relative returns.

At the stock level, Insulet Corp., Repligen Corp. and Lattice Semiconductor Corp. were the top absolute contributors to Portfolio performance. Detractors from Portfolio performance included New Relic, Inc., Green Dot Corp. and World Wrestling Entertainment, Inc.

710

Invesco Advisers, Inc.

SA Invesco VCP Equity-Income Portfolio — Class 3

SA Invesco VCP Equity-Income Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	8.03%	7.84%
5-year	N/A	4.51%
10-year	N/A	N/A
Since Inception	5.97%	5.77%
*	Inception date for Class 1: 9/26/16; Class 3: 5/1/13.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Invesco VCP Equity-Income Portfolio — Class 3 shares posted a return of 7.84% for the 12-month period ended January 31, 2020, compared to a 21.68% return for the S&P 500® Index and a 9.64% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark comprising 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index returned 16.97%.

During the reporting period, U.S. stocks posted positive returns, measured by the S&P 500® Index. In terms of style investing, large growth stocks outperformed large value stocks, as measured by the Russell 1000 Growth Index versus the Russell 1000 Value Index. U.S. bonds posted high single-digit returns as measured by the Bloomberg Barclays U.S. Aggregate Bond Index.

Most S&P 500® Index sectors posted positive performance, with energy being the only sector posting negative performance for the period. Within fixed income, high grade bonds, indicated by the Bloomberg Barclays U.S. Government/Credit Index, outperformed the Bloomberg Barclays U.S. Aggregate Bond Index.

Stock selection within equities versus the blended benchmark detracted the most to relative performance. Within equities, Apple, Inc., Carnival Corp. and Capri Holdings, Ltd. were the top equity detractors. Charter Communications, Inc., QUALCOMM, Inc. and Anadarko Petroleum Corp. were top contributors.

The allocation to convertible securities, which is a non-benchmark allocation, posted positive performance, but detracted from relative performance. Within fixed income, the material underweight allocation to fixed income versus the benchmark contributed to relative performance. Cash was a detractor from performance versus the blended benchmark.

The Portfolio’s gap risk protection utilized put options and had a negative impact for the period.

711

Janus Capital Management, LLC

SA Janus Focused Growth Portfolio — Class 1

SA Janus Focused Growth Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	28.67%	28.45%	28.28%
5-year	13.06%	12.90%	12.78%
10-year	13.92%	13.76%	13.64%
Since Inception	7.73%	8.47%	9.69%
*	Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Janus Focused Growth Portfolio — Class 1 shares posted a return of 28.67% for the 12-month period ending January 31, 2020, compared to a 27.94% return for the Russell 1000 Growth Index.

Stock selection in the materials and information technology sectors contributed to relative performance, as did stock selection and an underweight allocation in the consumer discretionary sector. The Portfolio’s allocation to cash detracted from relative performance, as did stock selection in the financials and communication services sectors.

Relative performance was primarily driven by stock selection. The leading absolute contributors during the period included information technology stocks Microsoft, Mastercard and Apple. The largest absolute detractors included Boeing, Humana and Allergan.

712

J.P. Morgan Investment Management Inc.

SA JPMorgan Diversified Balanced Portfolio — Class 1

SA JPMorgan Diversified Balanced Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	11.94%	11.77%	11.60%
5-year	6.36%	6.21%	6.09%
10-year	9.01%	8.84%	8.73%
Since Inception	6.39%	5.05%	6.50%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The Bloomberg Barclays U.S. Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[3]	The Blended Index is comprised of 60% MSCI World Index (net) and 40% Bloomberg Barclays U.S. Government / Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Diversified Balanced Portfolio — Class 1 shares posted a return of 11.94% for the 12-month period ended January 31, 2020, compared to 17.73% for the MSCI World Index (net), 11.02% for the Bloomberg Barclays U.S. Government/Credit Bond Index and 15.24% for 60% MSCI World Index (net) / 40% Bloomberg Barclays U.S. Government/Credit Bond Index blended benchmark.

Security selection decisions contributed positively to performance over the 1-year period. Within equities, security selection in emerging market equities and U.S. core equities contributed positively to results, while security selection in U.S. value equities detracted. Within fixed income, security selection in core plus fixed income aided performance, but high yield bond and emerging markets debt holdings detracted.

Asset allocation decisions detracted from performance over the period. Within equities, from an asset allocation standpoint, the Portfolio’s allocation to U.S. large cap equities contributed positively. The largest detractor was the Portfolio’s allocation to developed non-U.S. equities. Within fixed income, the Portfolio’s exposure to foreign bonds contributed positively to performance while the Portfolio’s allocation to floating rate bonds detracted.

713

J.P. Morgan Investment Management Inc.

SA JPMorgan Emerging Markets Portfolio — Class 1

SA JPMorgan Emerging Markets Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	3.84%	3.67%	3.74%
5-year	4.28%	4.13%	4.04%
10-year	2.33%	2.17%	2.09%
Since Inception	4.70%	7.74%	9.03%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 26 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Emerging Markets Portfolio — Class 1 shares posted a return of 3.84% for the 12-month period ended January 31, 2020, compared to a 3.81% return for the MSCI Emerging Markets Index (net).

Stock selection detracted from returns, while country allocation contributed. Stock selection in Brazil was one of the leading contributors to relative returns during the period, most notably driven by the Portfolio’s exposure to IRB Brasil Resseguros, a Brazilian reinsurance company. During the period, the stock rose 49.7%. Performance was also aided by the Portfolio’s overweight to Russia as the market rose 26.9%.

On the downside, performance was negatively impacted by the Portfolio’s lack of exposure to Gazprom PJSC ADR, a Russian gas company. The stock was boosted by an announcement from management that they plan to increase their dividend payout ratio. The Portfolio’s overweight exposure to Turkey also weighed on relative returns, as the market fell 4.5%.

714

J.P. Morgan Investment Management Inc.

SA JPMorgan Equity-Income Portfolio — Class 1

SA JPMorgan Equity-Income Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	17.88%	17.75%	17.63%
5-year	10.57%	10.41%	10.30%
10-year	13.26%	13.09%	12.97%
Since Inception	9.11%	6.32%	8.71%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Equity-Income Portfolio — Class 1 shares posted a return of 17.88% for the 12-month period ending January 31, 2020, compared to a 14.88% return for the Russell 1000 Value index.

For the fiscal year, the Portfolio outperformed the benchmark and was able to produce positive stock selection across nine of the eleven GICS sectors. From a relative standpoint, strong stock selection combined with an overweight allocation to the information technology sector was the biggest contributor to Portfolio performance. Apple and Microsoft were the two largest absolute contributors to performance. Stock selection was also strong in the materials sector, due in large part to the Portfolio’s position in Air Products and Chemicals.

Alternatively, stock selection in the real estate and communication services sectors detracted from relative Portfolio performance. Lastly, as energy was the only sector to post a negative return for the period, Occidental Petroleum, ExxonMobil, and ConocoPhillips were some of the biggest detractors to Portfolio performance.

715

J.P. Morgan Investment Management Inc.

SA JPMorgan Global Equities Portfolio — Class 1

SA JPMorgan Global Equities Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	9.09%	8.97%	8.89%
5-year	6.75%	6.59%	6.49%
10-year	8.48%	8.32%	8.21%
Since Inception	6.33%	5.05%	7.69%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Global Equities Portfolio — Class 1 shares posted a return of 9.09% for the 12-month period ending January 31, 2020, compared to a 17.73% return for the MSCI World Index (net).

During the fiscal year period, companies exhibiting attractive value, quality and momentum characteristics struggled. The portfolio underperformed the benchmark in 10 of 11 sectors and all regions expect the United Kingdom.

The lack of dispersion in performance between sectors proved challenging during the period for the Portfolio’s performance relative to the benchmark. Over the year, just one sector, information technology, outperformed the benchmark meaningfully. The one other sector to outperform the benchmark was utilities, which did so modestly. This lack of dispersion provides a stark contrast to the diversified breadth of holdings the Portfolio is invested in across sectors, regions and market capitalizations.

Sector holdings that detracted the most were within industrials and materials. The Portfolio’s outperformance in the consumer discretionary was led by U.K. stocks Next and Berkeley Group. By region, stock selection in the U.S. detracted the most while stock selection in the U.K. added value.

716

J.P. Morgan Investment Management Inc.

Massachusetts Financial Services Company

SA JPMorgan MFS Core Bond Portfolio — Class 1

SA JPMorgan MFS Core Bond Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	10.32%	10.18%	10.03%
5-year	3.21%	3.05%	2.95%
10-year	3.69%	3.54%	3.43%
Since Inception	6.28%	5.75%	6.47%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

[1]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan MFS Core Bond Portfolio — Class 1 shares posted a return of 10.32% for the 12-month period ended January 31, 2020, compared to a 9.64% return for the Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio component managed by J.P. Morgan Investment Management Inc. outperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the period. U.S. Treasury rates fell across the curve during the fiscal period, 2-year yields decreased by 114 basis points (bps) to 1.31%, 10-year yields decreased by 112 bps to 1.51%, and 30-year yields decreased 100 bps to 2.00%. The Portfolio’s duration and yield curve positioning were a net positive to performance, as the Portfolio had a longer duration posture versus the benchmark during the period.

The Portfolio’s Agency mortgage-backed securities (MBS) underperformed mortgages in the benchmark, resulting in negative security selection in the sector. Within the securitized credit sectors (asset-backed securities, commercial MBS and non-agency MBS), the Portfolio’s security selection was positive. In contrast, an overweight to asset-backed securities (ABS) was a detractor. Corporate bonds finished as the best-performing investment-grade domestic broad market sector for the year. The Portfolio’s underweight to credit detracted performance, while security selection was a strong contributor.

The Portfolio ended the fiscal year with an underweight in U.S. Treasuries, agencies, and credit and overweights to MBS, commercial MBS, and ABS. The Portfolio’s duration ended the year at 5.95 years compared to 5.85 years for the benchmark.

The Portfolio component managed by Massachusetts Financial Services Company outperformed the Bloomberg Barclays U.S. Aggregate Bond Index during the period. Sector allocation, quality allocation, and security selection all contributed to performance relative to the Bloomberg Barclays U.S. Aggregate Bond Index. Against a backdrop of tightening credit

717

J.P. Morgan Investment Management Inc.

Massachusetts Financial Services Company

SA JPMorgan MFS Core Bond Portfolio — Class 1

spreads, an overweight in corporate bonds contributed to relative return. Within the Portfolio’s allocation to corporates, a down-in-quality bias versus the index (which included the use of some high-yield bonds) was also positive for relative performance, as was strong security selection. Positioning in securitized debt similarly boosted relative return, albeit to a lesser degree than corporates. Out-of-benchmark exposure to high-quality tranches of collateralized loan obligations (CLO’s) added value, as did an overweight and selection in commercial mortgage-backed securities (CMBS). Credit overweight’s were funded from underweights in U.S. Treasuries and other government-related debt, which further supported relative returns.

Conversely, the Portfolio’s duration stance, including a small underweight during the middle of the reporting period as rates were falling, and a modest overweight later in the reporting period as rates partially rebounded, hurt relative returns. For the entire period, interest rates generally decreased during that time.

718

J.P. Morgan Investment Management Inc.

SA JPMorgan Mid-Cap Growth Portfolio — Class 1

SA JPMorgan Mid-Cap Growth Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	28.33%	28.12%	27.94%
5-year	13.13%	12.95%	12.84%
10-year	15.32%	15.14%	15.02%
Since Inception	7.57%	5.71%	11.16%
*	Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Mid-Cap Growth Portfolio — Class 1 shares posted a return of 28.33% for the 12-month period ending January 31, 2020, compared to a 22.64% return for the Russell Midcap Growth Index.

The Portfolio outperformed the benchmark for the fiscal year. Stock selection in the health care sector was the primary contributor to performance. Stock selection in the producer durables sector was also a main contributor to results. Stock selection in the energy sector was the only meaningful detractor from performance. Positions in Shopify and Advanced Micro Devices, Inc. were the top contributors to performance for the year. Positions in Concho Resources, Inc. and TD Ameritrade Holding Corp. were the top detractors from performance.

As of January 31, 2020, the Portfolio’s largest overweight exposures are in the consumer discretionary and producer durables sectors. The largest underweight exposures are in the consumer staples and technology sectors.

719

SunAmerica Asset Management, LLC

SA Large Cap Growth Index Portfolio — Class 1

SA Large Cap Growth Index Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	24.10%	23.81%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	15.70%	15.43%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18

[1]

The S&P 500® Growth Index measures the performance of large-cap U.S. dollar-denominated U.S. equities as determined using three factors: sales growth, the ratios of earnings change to price and momentum.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Large Cap Growth Index Portfolio — Class 1 shares posted a return of 24.10% for the 12-month period ending January 31, 2020, compared to a 24.74% return for the S&P 500® Growth Index.

The Portfolio is passively managed to match the S&P 500® Growth Index before expenses.

During the reporting period, the market was led higher by the information technology, utilities, and consumer staples sectors, each advancing approximately 25% or more. Conversely, the energy, health care, and consumer discretionary groups were the worst performing sectors in the S&P 500® Growth Index, returning approximately -14%, 15%, and 17%, respectively.

Examples of top-contributing index holdings during the period included Microsoft Corporation, Visa Inc. Class A, Apple Inc., Amazon.com, Inc., and Mastercard International Class A.

Portfolio laggards included Boeing Company, Occidental Petroleum Corporation, Pfizer Inc., ABIOMED, Inc., and ConocoPhillips.

720

SunAmerica Asset Management, LLC

SA Large Cap Index Portfolio — Class 1

SA Large Cap Index Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	21.14%	20.86%
5-year	11.93%	N/A
10-year	13.41%	N/A
Since Inception	6.39%	12.07%
*	Inception date for Class 1: 12/14/98; Class 3: 10/6/17

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Large Cap Index Portfolio — Class 1 shares posted a return of 21.14% for the 12-month period ending January 31, 2020, compared to a 21.68% return for the S&P 500® Index.

The Portfolio is passively managed to match the S&P 500® Index before expenses.

In terms of S&P 500® constituent groups, information technology, utilities, and consumer staples were the top-performing groups during the fiscal period, returning 46.00%, 30.29%, and 21.75%, respectively.

Examples of top-contributing index holdings during the period included Apple Inc., Microsoft Corporation, Visa Inc. Class A, JPMorgan Chase & Co., and Amazon.com, Inc. Portfolio laggards included Boeing Company, Exxon Mobil Corporation, Pfizer Inc., Occidental Petroleum Corporation, and 3M Company.

721

SunAmerica Asset Management, LLC

SA Large Cap Value Index Portfolio — Class 1

SA Large Cap Value Index Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	18.00%	17.74%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	11.11%	10.83%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18

[1]	The S&P 500® Value Index measures the performance of large-cap U.S. dollar-denominated U.S. equities as determined using three factors: the ratios of book value, earnings and sales to price.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Large Cap Value Index Portfolio — Class 1 shares posted a return of 18.00% for the 12-month period ended January 31, 2020, compared to an 18.30% return for the S&P 500® Value Index.

The Portfolio is passively managed to match the S&P 500® Value Index before expenses.

For the period, domestic stocks posted broad-based returns as all major indices posted gains. During this period, the S&P 500®, S&P 500® Growth and S&P 500® Value Indices advanced 21.68%, 24.74%, and 18.30%, respectively. Overall, large-cap stocks outperformed small-cap stocks, and growth outperformed value across the capitalization spectrum.

In terms of contribution, Apple Inc., JPMorgan Chase & Co., AT&T Inc., Costco Wholesale Corporation, and Bank of America Corp were the most additive index holdings during the fiscal period. At the other end of the spectrum, Exxon Mobil Corporation, DuPont de Nemours, Inc., Walgreen Boots Alliance Inc., 3M Company, and EOG Resources, Inc. detracted the most from performance.

722

Brandywine Global Investment Management, LLC

SA Legg Mason BW Large Cap Value Portfolio — Class 1

SA Legg Mason BW Large Cap Value Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	12.66%	12.53%	12.38%
5-year	9.96%	9.79%	9.68%
10-year	10.76%	10.59%	10.49%
Since Inception	9.94%	7.08%	9.19%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Legg Mason BW Large Cap Value Portfolio — Class 1 shares posted a return of 12.66% for the 12-month period ended January 31, 2020, compared to a 14.88% return for the Russell 1000 Value Index.

Growth style investing generally outperformed over the period as the Russell 1000 Growth Index gained 27.94% while the Russell 1000 Value index gained 14.88%. Within the Russell 1000 Value Index, returns from lower Price-to-Earnings (PE) stocks trailed higher PE stocks, which was a negative for the Portfolio. Low PE stocks did rally in fourth quarter 2019 to erase some of the underperformance. Companies issuing the most shares, a group the Portfolio was significantly underweight, outperformed companies buying back shares, which also hurt relative performance.

The Portfolio’s overweight to stocks with higher Return-on-Equity (ROE) was a benefit to results over the period as higher ROE stocks outperformed lower ROE stocks within the Russell 1000 Value Index. Poor performance within health care stocks, including AbbVie, Inc. Biogen, Inc. Gilead Sciences, Inc. and Pfizer, Inc. was the largest sector negative contributor. Long-term U.S. rates fell over the period, and some high yielding sectors such as consumer staples and utilities outperformed the broader Index. The Portfolio was underweight these sectors, which hurt relative returns. Within consumer staples, not owning Proctor & Gamble Co. detracted from relative performance. The Portfolio’s information technology holdings provided the largest positive contribution to relative returns, driven primarily by strong returns from Apple, Inc.

723

Brandywine Global Investment Management, LLC

SA Legg Mason Tactical Opportunities Portfolio — Class 3

SA Legg Mason Tactical Opportunities Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	11.75%	11.43%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	6.15%	5.88%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[5]	The Blended Index is comprised of 43% S&P 500® Index, 5% Russell 2000 Index, 22% MSCI EAFE Index (net) and 30% Bloomberg Barclays U.S. Government / Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Legg Mason Tactical Opportunities Portfolio — Class 3 shares posted a return of 11.43% for the 12-month period ending January 31, 2020, compared to 21.68% for the S&P 500® Index, 9.21% for the Russell 2000 Index, 12.10% for the MSCI EAFE Index (net), and 11.02% for the Bloomberg Barclays U.S. Government/Credit Bond Index. The blended benchmark of 43% S&P 500® Index / 5% Russell 2000 Index / 22% MSCI EAFE Index / 30% Bloomberg Barclays U.S. Government/Credit Bond Index returned 15.90%.

After a disappointing end to 2018, global equity markets, led by the United States, bounced back in 2019. Treasury rates were volatile for the year, as the two-year and ten-year spread inverted and the Federal Reserve cut interest rates on three separate occasions. Against this backdrop, the Portfolio underperformed its blended benchmark for the fiscal year.

Manager selection, which is the relative return between an underlying manager and its specific benchmark, hindered performance during the year. In addition, style contribution detracted slightly, meaning that the weighted combination of style benchmarks underperformed the blended benchmark. All asset classes that the Portfolio invested in posted positive absolute returns led by U.S. large cap growth equities and U.S. large cap core equities. U.S. small cap equities was the lowest performing asset class, though still generated positive returns. Manager selection within all asset classes other than the exchange-traded fund (ETF)

724

Brandywine Global Investment Management, LLC

SA Legg Mason Tactical Opportunities Portfolio — Class 3

style timing sleeve and futures overlay sleeve detracted from performance. The largest detractor was within U.S. small cap equities, followed by international equities.

The ETF style timing sleeve which, as of January 31, 2020 was split almost evenly between exposure to quality dividend equities and momentum equities, contributed to Portfolio performance during the time period. The team’s equity models favored quality and dividend equities in the beginning of the year, but then began allocating toward momentum in April, where a large allocation remains today. The futures overlay sleeve, which tactically allocates between equities and bonds, favored equities throughout the year and contributed to performance.

725

Massachusetts Financial Services Company

SA MFS Blue Chip Growth Portfolio — Class 1

SA MFS Blue Chip Growth Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	22.80%	22.68%	22.49%
5-year	12.89%	12.74%	12.62%
10-year	12.89%	12.72%	12.60%
Since Inception	3.99%	5.82%	8.77%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA MFS Blue Chip Growth — Class 1 shares posted a return of 22.80% for the 12-month period ending January 31, 2020, compared to a 27.94% return for the Russell 1000 Growth Index.

Stock selection in the health care, consumer discretionary and real estate sectors weakened performance relative to the Russell 1000 Growth Index. Within the health care sector, the Portfolio’s overweight positions in biotechnology company Biogen and hospital operator HCA Healthcare hurt relative returns. Within the consumer discretionary sector, overweight positions in automotive seating manufacturer Lear and fitness centers operator Planet Fitness held back relative results. There were no individual stocks within the real estate sector that were among the Portfolio’s largest relative detractors during the period.

Other top relative detractors during the reporting period were holdings of drug store operator Walgreens Boots Alliance, power generation company NRG Energy, information technology company DXC Technology and specialty chemicals company Eastman Chemical. Additionally, an underweight position in computer and personal electronics maker Apple and the timing of the Portfolio’s ownership of shares of computer graphics processors maker NVIDIA further dampened relative results.

Security selection in the information technology sector was a primary contributor to relative performance led by overweight positions in software giant Microsoft, global enterprise cloud communications and collaboration solutions provider RingCentral, materials engineering solutions provider for semiconductor chips and electronics Applied Materials, debit and credit transaction processing company Mastercard and software company Adobe Systems.

Stocks in other sectors that also helped relative returns included not owing shares of diversified technology company 3M, internet TV shows and movie subscription services provider Netflix and pharmaceutical company Abbvie. Additionally, holdings of food producer Tyson Foods and an underweight position in health insurance and Medicare/Medicaid provider UnitedHealth Group further supported relative results.

726

Massachusetts Financial Services Company

SA MFS Massachusetts Investors Trust Portfolio — Class 1

MFS Massachusetts Investors Trust Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	21.17%	20.94%	20.85%
5-year	11.70%	11.53%	11.42%
10-year	12.59%	12.43%	12.32%
Since Inception	8.35%	7.30%	9.77%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA MFS Massachusetts Investors Trust Portfolio — Class 1 shares posted a return of 21.17% for the 12-month period ended January 31, 2020, compared to a 21.68% return for the S&P 500® Index.

During the reporting period, security selection within the information technology sector detracted from performance relative to the S&P 500® Index. Within this sector, underweight positions in computer and personal electronics maker Apple, Inc. and software giant Microsoft Corp., as well as overweight allocations to information technology company DXC Technology Co. and custom IT consulting and technology services provider Cognizant Technology Solutions Corp., held back relative returns.

Security selection within the energy sector also hurt relative results. The overweight positions in energy exploration and production company EOG Resources, Inc. and oil field services company Schlumberger, Ltd., and holdings of oilfield and natural gas reservoir service firm Core Laboratories NV, hampered relative performance.

Stocks in other sectors that further dampened relative performance included overweight positions in specialty materials, chemicals and agricultural products developer DuPont de Nemours, Inc. and biotechnology company Biogen, Inc., and the Portfolio’s position in electronic brokerage firm TD Ameritrade Holding Corp.

Security selection in both the health care and financials sectors strengthened relative performance. Within the health care sector, an overweight position in healthcare equipment manufacturer Danaher Corp. and not owning shares of pharmaceutical giant Pfizer, Inc. supported relative results. Within the financials sector, holdings of global alternative asset manager Blackstone Group, Inc., Class A aided relative returns.

Stock selection in the real estate sector also helped relative performance led by an overweight position in broadcast and communication tower management firm American Tower Corp.

727

Massachusetts Financial Services Company

SA MFS Massachusetts Investors Trust Portfolio — Class 1

Elsewhere, the Portfolio’s overweight positions in shares of global payments technology company Visa, Inc., Class A debit and credit transaction processing company Mastercard, Inc. Class A and global provider of banking and payment technologies Fidelity National Information Services, Inc. benefited relative performance. Additionally, not owning integrated oil and gas company Exxon Mobil Corp. and aerospace company Boeing Co., as well as the Portfolio’s position in consumer goods packaging products manufacturer Crown Holdings, Inc., further supported relative results.

728

Massachusetts Financial Services Company

SA MFS Total Return Portfolio — Class 1

SA MFS Total Return Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	13.79%	13.58%	13.43%
5-year	6.90%	6.74%	6.63%
10-year	8.41%	8.25%	8.14%
Since Inception	8.14%	6.09%	6.96%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index consists 40% Bloomberg Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA MFS Total Return Portfolio — Class 1 shares posted a return of 13.79% for the 12-month period ended January 31, 2020, compared to a 21.68% return for the S&P 500® Index and a 9.64% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark comprising 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index returned 16.97%.

Within the equity portion of the Portfolio, a combination of an underweight position and stock selection in the information technology sector detracted from performance relative to the S&P 500® Index. Within this sector, underweight positions in computer and personal electronics maker Apple, Inc. software giant Microsoft Corp. and global payments technology company Visa held back relative returns. Additionally, an overweight position in DXC Technology Co. and not owning shares of debit and credit transaction processing company Mastercard, Inc. detracted from relative results.

Security selection within the consumer staples sector hampered relative performance. However, there were no individual stocks within this sector that were among the Portfolio’s largest relative detractors during the period.

Other top relative detractors during the reporting period included the Portfolio’s overweight positions in pharmaceutical giant Pfizer, Inc. and global financial services provider Bank of New York Mellon Corp. Additionally, holdings of automotive seating manufacturer Lear Corp. and natural gas company Equitrans Midstream Corp., and the timing of the Portfolio’s ownership in shares of health care provider Humana, Inc., further weighed on relative performance.

729

Massachusetts Financial Services Company

SA MFS Total Return Portfolio — Class 1

Within the fixed income portion of the Portfolio, the duration was actively managed within a relatively narrow range, shifting from slightly underweight to modestly overweight versus the Bloomberg Barclays U.S. Aggregate Bond Index and detracted from relative performance. On balance, interest rates fell over the full period, favoring longer duration positioning.

Within the equity portion of the Portfolio, stock selection in the industrials, financials and health care sectors contributed to performance relative the S&P 500® Index. Within the industrials sector, an underweight position in aerospace company Boeing boosted relative returns. Within the financials sector, holdings of global alternative asset manager Blackstone Group, Inc. and electronic brokerage firm TD Ameritrade Holding Corp. supported relative results. Additionally, not owning shares of insurance and investment firm Berkshire Hathaway, Inc. and overweight positions in risk management and human capital consulting services provider Aon PLC and global financial services firm JPMorgan Chase & Co., further supported relative performance. Within the health care sector, an overweight position in healthcare equipment manufacturer Danaher Corp. and not owning shares of health insurance and Medicare/Medicaid provider UnitedHealth Group helped in relative terms.

Elsewhere, an underweight position in integrated oil and gas company Exxon Mobil Corp. and an overweight position in retail electric services provider Southern Company aided relative returns.

Within the fixed income portion of the Portfolio, sector allocation, quality allocation, and security selection all made positive contributions to performance relative to the Bloomberg Barclays U.S. Aggregate Bond Index. Against a backdrop of tightening credit spreads, an overweight in corporate bonds was additive to relative return. Within the Portfolio’s allocation to corporates, a bias toward BBB-rated industrials versus higher quality A-rated and AA-rated debt was notably positive for relative performance, as was strong security selection in this market segment. Positioning in securitized debt similarly boosted relative return, albeit to a lesser degree than corporates. An overweight and selection in commercial mortgage-backed securities (CMBS) added value, as did out-of-benchmark exposure to high-quality tranches of collateralized loan obligations (CLO’s). Credit overweight’s were funded from an underweight in U.S. Treasuries, which further supported relative return.

730

SunAmerica Asset Management, LLC

SA Mid Cap Index Portfolio — Class 1

SA Mid Cap Index Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	10.69%	10.42%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	7.12%	6.83%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

[1]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Mid Cap Index Portfolio — Class 1 shares posted a return of 10.69% for the 12-month period ending January 31, 2020, compared to an 11.27% return for the S&P MidCap 400® Index.

The Portfolio is passively managed to match the S&P MidCap 400® Index before expenses.

During the reporting period, the market was led higher by the information technology, industrials, and consumer discretionary groups which advanced 25.83%, 18.13%, and 13.63%, respectively. Conversely, the energy, consumer staples, and materials were the worst performing sectors in the S&P MidCap 400® Index, returning -42.12%, -3.10%, and -2.61%, respectively.

Examples of top-contributing index holdings during the period include Teradyne, Inc., Teledyne Technologies Incorporated, Fair Issac Corporation, Tyler Technologies, Inc., and MarketAxess Holdings Inc.

Portfolio laggards included Chemours Co., EQT Corporation, Covetrus, Inc., UGI Corporation, and Chesapeake Energy Corporation.

731

Morgan Stanley Investment Management Inc.

SA Morgan Stanley International Equities Portfolio — Class 1

SA Morgan Stanley International Equities Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	12.19%	12.04%	11.97%
5-year	4.11%	3.96%	3.87%
10-year	4.71%	4.56%	4.46%
Since Inception	3.48%	3.42%	6.05%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI EAFE Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

SA Morgan Stanley International Equities — Class 1 shares posted a return of 12.19% for the 12-month period ending January 31, 2020, compared to a 12.10% return for the MSCI EAFE Index (net).

The MSCI EAFE Index (net) finished the year up 12% with sector performance varied. Health care (+26%) was the strongest sector during the period, while the utilities (+16%) and consumer staples (+13%) sectors also outperformed to a lesser extent. Information technology (+25%) and industrials (+16%) also beat the Index. At the other end of the spectrum, the cyclical energy sector (-8%) clearly struggled, while consumer discretionary (+11%), financials (+8%) communication services and materials (both +7%) also underperformed.

In geographic terms, the laggards were Norway (-3%) and Hong Kong (-2%). The strongest market was New Zealand (+29%), while Denmark and Switzerland (both +26%) also outperformed. The United States (+21%) outperformed the MSCI EAFE Index (net) for the period.

The largest contributor to relative performance during the period was stock selection in information technology, driven by the Portfolio’s software holdings. Stock selection in industrials and materials also benefitted performance. The largest detractors from relative performance were stock selection in health care and consumer staples. Stock selection overall detracted mildly from performance, while the overall allocation effect was positive due primarily to the Portfolio’s overweights in health care and consumer staples. The Portfolio remains overweight defensive sectors versus cyclical sectors.

732

OppenheimerFunds, Inc.

SA Oppenheimer Main Street Large Cap Portfolio — Class 1

SA Oppenheimer Main Street Large Cap Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	21.35%	21.20%	21.05%
5-year	11.01%	10.85%	10.73%
10-year	12.79%	12.63%	12.51%
Since Inception	8.20%	6.89%	9.29%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Oppenheimer Main Street Large Cap Portfolio — Class 1 shares posted a return of 21.35% for the 12-month period ending January 31, 2020, compared to a 21.39% return for the Russell 1000 Index.

The Portfolio was hurt by weak stock selection in the consumer staples sector, a moderate underweight to the information technology sector, and a cash drag from the approximately 1.75% cash position in a strong up-market. The biggest individual relative detractor was Apple as the Portfolio was underweight the name during the first half of the year. The Portfolio reduced the position and sold completely out of the name in August. Apple significantly outperformed during the year. The top detractors owned were Suncor Energy and UnitedHealth.

The Portfolio benefitted from strong stock selection in the financials, industrials, and real estate sectors. The top individual contributors to relative returns included Microsoft, Motorola Solutions, and Lockheed Martin.

733

Pacific Investment Management Company LLC (“PIMCO”)

SA PIMCO VCP Tactical Balanced Portfolio — Class 3

SA PIMCO VCP Tactical Balanced Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	13.92%	13.56%
5-year	N/A	6.10%
10-year	N/A	N/A
Since Inception	8.13%	6.50%
*	Inception date for Class 1: 9/26/16; Class 3: 5/1/13

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]

The MSCI EAFE ® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[5]	The Blended Index is comprised of 40% S&P 500® Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net) and 5% Russell 2000 Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA PIMCO VCP Tactical Balanced Portfolio — Class 3 returned 13.56% for the period ending January 31, 2020, compared to 21.68% for the S&P 500® Index, 9.64% for the Bloomberg Barclays U.S. Aggregate Bond Index, 12.10% for the MSCI EAFE (net) Index, 9.21% for the Russell 2000 Index, and a 14.94% return for the blended benchmark of 40% S&P 500® Index/ 40% Bloomberg Barclays U.S. Aggregate Bond Index/15% MSCI EAFE (net) Index/ 5% Russell 2000 Index.

While the CBOE Volatility Index (VIX) experienced periodic spikes in volatility throughout the year, generally lower market volatility characterized much of the period as most global equities and risk assets rose throughout the year. The Portfolio tactically adjusted its equity exposure during occasional bouts of market volatility in 2019. The Portfolio’s dynamic equity allocation, obtained via equity futures contracts and swaps, contributed to performance. While an overweight equity position for much of the market rally added to relative performance in the Portfolio, downside risk mitigation strategies, obtained via S&P 500® put option contracts, partially offset relative gains.

The fixed income component of the Portfolio, partially facilitated through the use of interest futures, interest rate swaps, and interest rate options, modestly detracted from performance.

734

Pacific Investment Management Company LLC (“PIMCO”)

SA PIMCO VCP Tactical Balanced Portfolio — Class 3

U.S. interest rate strategies, including duration, curve positioning, and selection, detracted from performance. Outside the United States, exposure within the Eurozone added to performance, but was partially offset by short positions in the United Kingdom, as yields broadly fell across developed markets. Within a diversified set of spread sectors, an allocation to investment-grade corporate credit, which was partially facilitated through the use of credit default swaps, added as corporate spreads tightened, while exposure to Agency mortgage-backed securities detracted from performance.

Derivatives were used in the Portfolio during the year and were instrumental in both obtaining specific exposures as well as hedging certain Portfolio positions. Equity swaps and equity futures added to performance on an absolute basis, without taking substitutions, hedging, relative value, or other strategies into account. Interest rate futures and swaps modestly detracted fom performance. without taking substitutions, hedging, relative value, or other strategies into account.

735

PineBridge Investments, LLC

SA PineBridge High-Yield Bond Portfolio — Class 1

SA PineBridge High-Yield Bond Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	9.96%	9.98%	9.74%
5-year	6.39%	6.24%	6.14%
10-year	7.52%	7.36%	7.25%
Since Inception	6.39%	6.90%	8.32%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The ICE BofA High Yield Master Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA PineBridge High-Yield Bond Portfolio — Class 1 shares posted a return of 9.96% for the 12-month period ending January 31, 2020, compared to a 9.39% return for the ICE BofA High Yield Master Index.

Credit spreads, as measured by the option-adjusted spread of the ICE BofA High Yield Master Index, tightened 34 basis points during the period, ending at 403. U.S. Treasury rates traded lower during the period, with 5- and 10-year Treasury yields each trading 112 bps lower.

Security selection contributed to performance for the period, more than offsetting detractions from sector selection. From a sector selection standpoint, the cash position and underweight allocations to the banking and consumer cyclical sectors were the most notable detractors, while overweight allocations to the finance companies, other financials, and communications sectors contributed. From a security selection standpoint, holdings in the technology, communications and consumer non-cyclical sectors contributed the most to performance during the period, more than offsetting detractions from credits in the energy and other industrial sectors. Yield curve positioning also contributed to performance during the period, due to the Portfolio’s higher average duration compared to the benchmark as U.S. Treasury yields decreased.

736

Putnam Investment Management, LLC

SA Putnam International Growth and Income Portfolio — Class 1

SA Putnam International Growth and Income Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	9.95%	9.70%	9.60%
5-year	3.70%	3.54%	3.44%
10-year	4.58%	4.42%	4.32%
Since Inception	3.92%	3.58%	5.61%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02

[1]

The MSCI EAFE Value Index (net) is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing growth style. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Putnam International Growth and Income Portfolio — Class 1 shares posted a return of 9.95% for the 12-month period ended January 31, 2020, compared to a 4.87% return for the MSCI EAFE Value Index (net).

For the year, it was a robust period for the stock markets worldwide. During the first quarter of 2019, markets rebounded from a weak 2018. The markets posted strong performance in the last few months of 2019 as well. In this environment, the Portfolio outperformed the MSCI EAFE Value Index (net). Strong security selection, within sector and country, was the leading contributor to outperformance. Sector and country allocations also added to results.

On a sector level, relative outperformance was predominately driven by stock selection within information technology, industrials, financials, communication services, health care and materials sectors. Sector allocation, particularly overweights to the health care and industrials sectors, was also additive. Selections within energy, consumer discretionary and real estate detracted modestly from results.

On a country level, positions within the United Kingdom, Japan, France, and Sweden proved beneficial to relative results. Selections within Canada and Ireland had a negative impact on performance. The Portfolio’s overweight to Ireland and underweight to Hong Kong also proved favorable.

Top relative contributors included the Portfolio’s overweights to Astrazeneca PLC, Veolia Environment SA and Vinci SA. Out of benchmark positions in Hoya Corp. and SIG Combibloc Group AG also contributed favorably. Among the top relative detractors were positions in Encana Corp. and Mitsubishi. Corp. Not holding Enel SpA, British American Tobacco PLC and Commonwealth Bank of Australia had a negative impact on performance.

737

Schroders Investment Management North America, Inc.

SA Schroders VCP Global Allocation Portfolio — Class 3

SA Schroders VCP Global Allocation Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	13.28%	13.00%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	6.82%	7.59%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The Bloomberg Barclays U.S. Corporate Index measures investment Grade, fixed–rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US Industrial, utility and financial issuers.

[3]	The Blended Index consists 60% MSCI World Index (net) and 40% Bloomberg Barclays U.S. Corporate Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Schroders VCP Global Allocation Portfolio — Class 3 shares posted a return of 13.00% for the 12-month period ending January 31, 2020, compared to 17.73% for the MSCI World Index (net) and 14.53% for the Bloomberg Barclays U.S. Corporate Bond Index. The blended benchmark of 60% MSCI World Index / 40% Bloomberg Barclays U.S. Corporate Bond Index returned 16.65%.

Over the period, global stock markets rallied, aided by a new wave of central bank easing.

The primary headwind was the exposure to U.S. equities. While the Portfolio’s overall U.S. exposure was in-line with the benchmark, the Portfolio’s underlying asset allocation and security selection detracted.

An overweight allocation to emerging market equities also dragged on performance. Emerging markets were impacted by a stop-start trade war between the United States and China, a slowing global economy and a strong U.S. dollar.

The Portfolio’s global core equity component aided performance, returning 16.79% over the period.

The Portfolio’s fixed income exposures were a headwind to overall returns. The Portfolio was underweight investment grade credit and overweight government bonds. In the bullish market environment, the Bloomberg Barclays U.S. Corporate Bond Index ended the period up 14.53%.

The volatility control strategy did not impact returns over the period. The realized volatility of the daily returns of the investment strategy did not exceed 10% over the period.

Derivatives are used in the Portfolio to hedge certain positions and to obtain specific exposures in an efficient and cost effective manner. During the period, the Portfolio made use of futures, options and forwards. The Portfolio’s use of equity futures added to performance while the use of currency forwards detracted from performance. Overall, the Portfolio’s use of derivatives, including the underlying exposures, added to performance.

738

SunAmerica Asset Management, LLC

SA Small Cap Index Portfolio — Class 1

SA Small Cap Index Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	8.56%	8.29%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	7.08%	6.80%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

[1]	The Russell 2000 Index represents measures the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Small Cap Index Portfolio — Class 1 shares posted a return of 8.56% for the 12-month period ending January 31, 2020, compared to a 9.21% return for the Russell 2000 Index.

The Portfolio is passively managed to match the Russell 2000 Index before expenses.

The market environment for the reporting period was particularly strong and most domestic stock indices posted positive returns, including the Russell 2000 Index which advanced 9.21%. During the period, large-cap stocks outperformed small-cap stocks, and growth outperformed value across the capitalization spectrum.

In terms of contribution, Array BioPharma, Inc., Medicines Company, Generac Holdings Inc., Reata Pharmaceuticals, Inc. Class A, and Trade Desk, Inc. Class A were the most additive index holdings during the twelve-month period. At the other end of the spectrum, Green Dot Corporation Class A, Peabody Energy Corporation, Inogen, Inc., Stamps.com Inc., and Southwestern Energy Company detracted the most from performance.

The Portfolio utilizes ETFs and index futures to equitize cash. Both are designed to provide returns similar to that of the Portfolio’s benchmark over time. The use of index futures added to performance.

739

T. Rowe Price Associates, Inc.

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3

SA T. Rowe Price Asset Allocation Growth Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	16.49%	16.24%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	8.79%	8.54%
*	Inception date for Class 1; 10/6/17, Class 3; 10/6/17
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]	The Blended Index is comprised of 58% S&P 500® Index, 3% S&P MidCap 400 Index, 3% Russell 2000 Index, 16% MSCI EAFE Index (net) and 20% Bloomberg Barclays U.S. Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3 shares posted a return of 16.24% for the 12-month period ending January 31, 2020, compared to 21.68% for the S&P 500® Index, 11.27% for the S&P Midcap 400® Index, 9.21% for the Russell 2000 Index, 12.10% for the MSCI EAFE Index (net), and 11.02% for the Bloomberg Barclays U.S. Government/Credit Bond Index. The blended benchmark of 58% S&P 500® Index / 3% S&P Midcap 400® Index / 3% Russell 2000 Index / 16% MSCI EAFE Index (net) / 20% Bloomberg Barclays U.S. Government/Credit Bond Index returned 17.43%.

Relative performance was driven by positive impacts from security selection and the Portfolio’s strategic allocation, while tactical allocation decisions detracted and offset strength elsewhere. A structural allocation to long-dated U.S. Treasuries added value over the period. Tactical allocation decisions had a negative impact on the Portfolio, driven largely by overweight positioning to U.S. small-cap and international equities. Security selection’s contribution was driven by positive impacts from U.S. large cap-core, U.S. small-cap, and international equities. Negative selection within U.S. large-cap growth and value equities partially offset those impacts.

740

T. Rowe Price Associates, Inc.

SA T. Rowe Price VCP Balanced Portfolio — Class 3

SA T. Rowe Price VCP Balanced Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	15.03%	14.68%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	9.69%	9.56%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]

The MSCI EAFE ® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]	The Blended Index consists 35% Bloomberg Barclays U.S. Aggregate Bond Index , 19.5% MSCI EAFE Index (net) and 45.5% S&P 500® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA T. Rowe Price VCP Balanced Portfolio — Class 3 shares posted a return of 14.68% for the 12-month period ending January 31, 2020, compared to 21.68% for the S&P 500® Index, 12.10% for the MSCI EAFE Index (net), and 9.64% for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark of 45.5% S&P 500® Index / 19.5% MSCI EAFE Index/ 35% Bloomberg Barclays U.S. Aggregate Bond Index returned 15.71%.

Performance of the underlying Portfolio had a negative impact on performance for the fiscal year. The volatility control overlay contributed positively to relative performance as the Portfolio had an overweight position in equities during most of the past year.

The underperformance of the underlying Portfolio was driven predominantly by structural impacts. The inclusion of an out-of-benchmark allocation to real assets equities detracted the most from relative performance as the allocation underperformed relative to broader equity markets. The negative impact was partially offset by an underweight allocation.

Security selection had a muted impact on relative performance, though performance among the underlying allocations was mixed. Selection among international and U.S. large-cap core equities, investment grade bonds, and high yield bonds was additive, while selection among U.S. large-cap growth and value equities detracted.

The overlay component uses equity index and fixed income futures as principal tools to adjust the Portfolio’s net equity exposure and S&P 500® Index put options to protect against equity market drawdowns. Equity futures contributed positively to performance, while fixed income futures and put options detracted.

741

Templeton Investment Counsel, LLC

SA Templeton Foreign Value Portfolio — Class 2

SA Templeton Foreign Value Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	0.68%	0.59%	0.44%
5-year	1.32%	1.18%	1.07%
10-year	N/A	3.29%	3.19%
Since Inception	4.33%	5.29%	5.75%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]

The MSCI EAFE Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Templeton Foreign Value Portfolio — Class 2 shares posted a return of 0.59% for the 12-month period ending January 31, 2020, compared to 12.10% return for the MSCI EAFE (net) Index.

Global developed and emerging market stocks posted strong returns during the reporting period. Although global economic growth remained tepid, interest-rate cuts from many central banks and the easing of trade tensions near period-end contributed to the generally positive environment for equities worldwide.

Key detractors from the Portfolio’s performance relative to the benchmark included stock selection in the health care and communication services sectors and an overweighting in the energy sector. Within health care, Israel-based pharmaceutical company Teva Pharmaceutical Industries hindered relative returns. In communication services, Luxembourg-based satellite operator SES, Chinese telecommunication company China Telecom and Chinese language internet search company Baidu hurt relative results. U.K.-listed oil and gas company Royal Dutch Shell detracted within the energy sector. In country terms, key detractors from relative performance included an overweighting in China, stock selection in Japan, and stock selection and overweights in Israel and Germany.

During the period, the U.S. dollar rose in value against most foreign currencies, which hurt the Portfolio’s performance because investments in securities with non-U.S. currency exposure lost value as the U.S. dollar rose.

Conversely, key contributors to the Portfolio’s relative performance included an overweight allocation and stock selection in the utilities sector as well as stock selection in the materials sector. Within utilities, French water, waste and energy company Veolia Environnement

742

Templeton Investment Counsel, LLC

SA Templeton Foreign Value Portfolio — Class 2

benefited results. In materials, Canadian mining company Wheaton Precious Metals and Ireland-based building and material supply company CRH also contributed to relative performance. Other notable contributors included U.K. aerospace and defense company BAE systems and Taiwanese semiconductor and integrated circuits company Taiwan Semiconductor Manufacturing. In country terms, key contributors included an exposure to Taiwan, stock selection in France and an underweight in Spain.

743

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Allocation Portfolio — Class 3

SA VCP Dynamic Allocation Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	14.92%	14.55%
5-year	N/A	6.20%
10-year	N/A	N/A
Since Inception	9.76%	7.20%
*	Inception date for Class 1: 9/26/16; Class 3: 1/23/12.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA VCP Dynamic Allocation Portfolio — Class 3 shares returned 14.55% during the 12-month period ended January 31, 2020, compared to the 21.68% return for the S&P 500® Index, 9.64% for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 16.97% return for the blended benchmark of 60% S&P 500® Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the fiscal period, the overall Portfolio trailed the blended benchmark of 60% S&P 500® Index/ 40% Bloomberg Barclays U.S. Aggregate Bond Index due to underperformance of the Fund-of-Funds components.

Within the equity portion of the Fund-of-Funds component, returns trailed the S&P 500® Index. Underlying U.S. large cap portfolios were the largest detractors from performance as most managers underperformed their respective benchmarks. An overweight to growth-oriented U.S. large cap portfolios partially offset this underperformance. However, exposure to U.S. mid and small cap equity portfolios also detracted from performance relative to the S&P 500® Index during the period. The Portfolio’s exposure to international equity portfolios was also a significant detractor from performance. Non-U.S. equity market returns were lower than S&P 500® Index returns during the period.

Within the fixed income portion of the Fund-of-Funds component, returns modestly trailed the Bloomberg Barclays U.S. Aggregate Bond Index. Exposure to corporate bonds contributed

744

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Allocation Portfolio — Class 3

positively to returns. Fixed income portfolios in aggregate outperformed their benchmarks, but exposure to higher quality fixed income portfolios, inflation-protected securities, and shorter-duration portfolios more than offset those positive contributions.

The Overlay component includes S&P 500® Index futures and options to manage net equity exposure. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60% to 65% over the long term. The Overlay component added to Portfolio performance relative to the blended benchmark during the period. In isolation, equity futures added to absolute returns, while equity options detracted from absolute returns.

745

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Strategy Portfolio — Class 3

SA VCP Dynamic Strategy Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	13.65%	13.27%
5-year	N/A	5.74%
10-year	N/A	N/A
Since Inception	9.02%	7.10%
*	for Class 1: 9/26/16; Class 3: 7/16/12.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA VCP Dynamic Strategy Portfolio — Class 3 shares returned 13.27% during the 12-month period ended January 31, 2020, compared to the 21.68% return for the S&P 500® Index, 9.64% for the Bloomberg Barclays U.S. Aggregate Bond Index, and a 16.97% return for the blended benchmark of 60% S&P 500® Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the fiscal period, the overall Portfolio trailed the blended benchmark of 60% S&P 500® Index/ 40% Bloomberg Barclays U.S. Aggregate Bond Index due to underperformance of the Fund-of-Funds components.

Within the equity portion of the Fund-of-Funds component, returns trailed the S&P 500® Index. The Portfolio’s exposures to U.S. large cap value equities, mid cap equities and small cap equities were the largest detractors, as these asset classes significantly lagged the S&P 500® Index. Exposure to non-U.S. equities, including investments in foreign developed and emerging market equities, was also a large detractor as non-U.S. equity markets underperformed U.S. equities during the period. Conversely, the Portfolio’s allocations to large cap growth equities contributed positively to performance during the period. Most equity underlying managers trailed their respective benchmarks in aggregate, detracting from results.

Within the fixed income portion of the Fund-of-Funds component, returns slightly trailed the Bloomberg Barclays U.S. Aggregate Bond Index. Exposure to underlying portfolios focused

746

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Strategy Portfolio — Class 3

on higher quality bond sectors, inflation protected bonds, and short duration held back performance. Fixed income underlying portfolios outperformed their respective benchmarks in aggregate, adding to performance. Exposure to corporate bonds also had a positive impact on results as this category outperformed the fixed income benchmark.

The Overlay component includes S&P 500® Index futures and options to manage net equity exposure. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60% to 65% over the long term. The Overlay component added to Portfolio performance relative to the blended benchmark during the period. In isolation, equity futures added to absolute returns, while equity options detracted from absolute returns.

747

SunAmerica Asset Management, LLC

T. Rowe Price Associates, Inc.

SA VCP Index Allocation Portfolio — Class 3

SA VCP Index Allocation Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 3*
1-year	15.25%	14.97%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	7.55%	7.32%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg Barclays U.S. Government/Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The Blended Index is comprised of 45% S&P 500® Index, 7.5% S&P MidCap 400 Index, 5% Russell 2000 Index, 12.5% MSCI EAFE Index (net), 15% Bloomberg Barclays U.S. Government/Credit Bond Index and 15% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA VCP Index Allocation Portfolio — Class 3 shares returned 14.97% during the 12-month period ended January 31, 2020, compared to a 21.68% return for the S&P 500® Index, a 11.27% for the S&P MidCap 400® Index, a 9.21% for the Russell 2000 Index, 12.10% for the MSCI EAFE Index (net), a 11.02% for the Bloomberg Barclays U.S. Government/Credit Index, a 7.39% for the Bloomberg Barclays U.S. Intermediate Government/Credit Index and a 15.44% return for the Blended Index consisting of 45% S&P 500® Index, 7.5% S&P MidCap 400® Index, 5% Russell 2000 Index, 12.5% MSCI EAFE Index (net), 15% Bloomberg Barclays

748

SunAmerica Asset Management, LLC

T. Rowe Price Associates, Inc.

SA VCP Index Allocation Portfolio — Class 3

U.S. Government/Credit Index, 15% Bloomberg Barclays U.S. Intermediate Government/Credit Index.

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying index portfolios from the SunAmerica Series Trust and an Overlay component which invests in equity index and fixed income futures, currency forwards, and equity index put options. For the fiscal period, the overall Portfolio underperformed the Blended Index due to underperformance of the Fund-of-Funds component. The Overlay component contributed positively to performance.

The Fund-of-Funds component invests in equity and fixed income index underlying portfolios but actively manages its exposure to each underlying portfolio and between equities and fixed income. The Fund-of-Funds component trailed the Blended Index primarily due to underperformance of the underlying index portfolios relative to their benchmarks after fees. Asset allocation was a slight contributor to performance. An underweight to fixed income securities of intermediate maturity in a falling rate environment helped relative results. An underweight to international equities was also a positive contributor to performance.

The Portfolio’s equity positioning due to the Overlay component contributed positively to performance during the period. The Overlay component uses equity index futures as principal tools to adjust the Portfolio’s net equity exposure and S&P® 500 Index put options to protect against equity market drawdowns. Over the period, the use of S&P 500® Index put options detracted from absolute performance, while the use of equity futures aided results. The neutral allocation to equities is 70%, with a range of approximately 20% to 100% based on forecasted volatility levels. The Portfolio’s returns were supported due to its overweight allocation to equities over the year as equity markets posted positive returns for the period.

749

Wells Capital Management Incorporated

SA WellsCap Aggressive Growth Portfolio — Class 1

SA WellsCap Aggressive Growth Portfolio
Average Annual Total Returns as of 1/31/20
	Class 1*	Class 2*	Class 3*
1-year	27.61%	27.44%	27.32%
5-year	13.35%	13.18%	13.07%
10-year	14.27%	14.09%	13.98%
Since Inception	7.04%	5.75%	8.76%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 2500® Growth Index measures the performance of small to mid-cap growth segment of the U.S. equity universe. It includes Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA WellsCap Aggressive Growth Portfolio — Class 1 shares posted a return of 27.61% for the 12-month period ending January 31, 2020, compared to 18.67% for the Russell 2500 Growth Index.

Stock selection in health care, information technology, industrials, and consumer discretionary were primary contributors to outperformance. Additionally, positive allocation effect came from an overweight to information technology which was the best-performing sector during the period. Stock selection in communication services and materials detracted from relative performance.

Within health care, holdings such as Insulet Corp., DexCom, Inc., and Array Biopharma Inc. posted strong absolute returns and contributed to relative outperformance. Array Biopharma was sold from the Portfolio during the period. Within information technology, holdings such as Shopify, Inc., and Globant S.A. performed strongly on both an absolute and relative basis. The Portfolio’s position in Shopify was exited. Holdings within the industrials sector such as WillScot Corp., Casella Waste Systems, Inc. and Teledyne Technologies Inc. were also additive to returns. MercadoLibre, Inc. and Chipotle Mexican Grill, Inc. were positive contributors to the Portfolio’s return in the consumer discretionary sector. Relative performance also benefitted from the Portfolio’s underweight to the cyclical materials, energy, and financials sectors.

Within communication services, World Wrestling Entertainment, Inc. was a significant detractor from relative performance. Portfolio exposure in the security was reduced during the period. Ingevity Corp. weighed on relative performance in the materials sector.

750

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2020 (unaudited)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA AB Small & Mid Cap Value Portfolio

(the “Portfolio”)

Supplement dated February 10, 2020

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA AB Small & Mid Cap Value Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” references to Shri Singhvi are deleted and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since

Erik Turenchalk
Portfolio Manager – Small- and Mid-Cap Value Equities	2019

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the fourth paragraph under “AllianceBernstein L.P. (AllianceBernstein)” is deleted in its entirety and replaced with the following:

The SA AB Small & Mid Cap Value Portfolio is managed by AllianceBernstein’s North America Value Investment Policy Group, which is comprised of James MacGregor and Erik Turenchalk. Mr. MacGregor joined AllianceBernstein in 1998 and is currently the Chief Investment Officer for Small & Mid-Cap Value Equities. Mr. Turenchalk joined AllianceBernstein in 1999 and is currently a Portfolio Manager for Small- and Mid-Cap Value Equities.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-SMC1.1 (2/20)

751

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2020 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SUNAMERICA SERIES TRUST

SA DFA Ultra Short Bond Portfolio

(the “Portfolio”)

Supplement dated November 20, 2019

to the Portfolio’s Summary Prospectus and Prospectus

dated May 1, 2019, as supplemented and amended to date

Effective immediately, all references to Pamela Noble, Portfolio Manager for Dimensional Fund Advisors LP, are hereby deleted from the Summary Prospectus and Prospectus.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus and Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-USB1.1 (11/19)

752

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2020 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Franklin Small Company Value Portfolio

(the “Portfolio”)

Supplement dated January 24, 2020

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Franklin Small Company Value Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” the following information is added:

Name and Title	Portfolio Manager of the Portfolio Since

Nicholas Karzon
Assistant Portfolio Manager and Research Analyst	2019

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the second paragraph under “Franklin Mutual Advisers, LLC (FMA)” is deleted in its entirety and replaced with the following:

The SA Franklin Small Company Value Portfolio is managed by Steven B. Raineri, the lead portfolio manager, Christopher M. Meeker, CFA and Nicholas Karzon, CFA. Mr. Raineri joined Franklin Templeton in 2005 and is currently a Research Analyst and Portfolio Manager. He is a member of the Franklin Mutual Series Team, where he is the lead manager for the Franklin Small Cap Value Fund. Mr. Meeker joined Franklin Templeton in 2012 and is currently a Research Analyst and a Portfolio Manager. He is a member of the Franklin Mutual Series Team. Mr. Karzon joined Franklin Templeton in 2014 and is currently a Research Analyst and Assistant Portfolio Manager. He is a member of the Franklin Mutual Series Team.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-FSC1.2 (1/20)

753

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2020 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA Invesco Growth Opportunities Portfolio

(the “Portfolio”)

Supplement dated October 22, 2019

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Invesco Growth Opportunities Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since

Juan Hartsfield
Lead Portfolio Manager	2019

Clay Manley
Portfolio Manager	2019

Justin Sander
Portfolio Manager	2018

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the second paragraph under “Invesco Advisers, Inc. (Invesco)” is deleted in its entirety and replaced with the following:

The SA Invesco Growth Opportunities Portfolio is managed by Juan Hartsfield, Clay Manley and Justin Sander. Mr. Hartsfield, Lead Portfolio Manager of Invesco, and Messrs. Manley and Sander, each a Portfolio Manager of Invesco, are responsible for the execution of the overall strategy of the Portfolio. Mr. Hartsfield has been associated with Invesco and/or its affiliates since 2004. Mr. Manley has been associated with Invesco and/or its affiliates since 2001. Mr. Sander has been associated with Invesco and/or its affiliates since 2013. Prior to 2013, he was employed by RBC Capital Markets as a vice president and equity research analyst.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary

Prospectus and/or Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-8670-IGO1.1 (10/19)

754

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2020 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Invesco VCP Equity-Income Portfolio

(the “Portfolio”)

Supplement dated February 10, 2020

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective immediately, Thomas Bastian is no longer a Portfolio Manager of the Portfolio. Accordingly, all references to Mr. Bastian are deleted from the Portfolio’s Summary Prospectus and Prospectus.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus or Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704C-IVE1.1 (2/20)

755

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2020 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA JPMorgan Diversified Balanced Portfolio

(the “Portfolio”)

Supplement dated October 18, 2019

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA JPMorgan Diversified Balanced Portfolio – Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since

Michael Feser, CFA
Managing Director and Portfolio Manager in the Multi-Asset Solutions team	2016

Jeffrey Geller, CFA
Managing Director and Portfolio Manager in the Multi-Asset Solutions team	2019

Morgan M. Moriarty, CFA
Vice President and Portfolio Manager in the Multi-Asset Solutions team	2019

John Speer, CFA
Vice President and Portfolio Manager in the Multi-Asset Solutions team	2018

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the second paragraph under “J.P. Morgan Investment Management Inc. (JPMorgan)” is deleted in its entirety and replaced with the following:

The SA JPMorgan Diversified Balanced Portfolio is managed by Michael Feser, Jeffrey Geller, Morgan Moriarty and John Speer. Mr. Feser, Managing Director of J.P. Morgan Asset Management, joined the firm in 1994 and is a Portfolio Manager on the Multi-Asset Solutions team based in New York. He is a CFA charterholder. Mr. Geller, joined the firm in 2006, is a managing director and Chief Investment Officer of Multi-Asset Solutions, where he is responsible for investment oversight of all mandates managed in New York. This includes providing oversight with respect to manager and strategy suitability and fit and ensuring that the team’s asset allocation views are reflected appropriately across a diverse set of mandates. Mr. Geller is also a portfolio manager for less constrained multi-asset class portfolios as well as portfolios with alternatives exposure. He is a CFA charterholder and is Series 24, 7, and 63 licensed. Ms. Moriarty is a Vice President and a CFA charterholder. She is a portfolio manager in the Multi-Asset Solutions team and an employee of JPMorgan since 2011. Ms. Moriarty focuses on asset allocation, portfolio construction manager selection and global tactical asset allocation across multi-asset class portfolios. Mr. Speer, Vice President, joined the firm in 2007 and is a Portfolio Manager on the Multi-Asset Solutions team in the U.S. He focuses on manager selection, portfolio construction, and tactical asset allocation across both traditional and alternative asset classes. Mr. Speer is also a CFA charterholder.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary

Prospectus and/or Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-JPB1.1 (10/19)

756

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2020 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA JPMorgan Equity-Income Portfolio

(the “Portfolio”)

Supplement dated December 12, 2019

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA JPMorgan Equity-Income Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” references to Jonathan K.L. Simon are deleted and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since

Andrew Brandon
Managing Director and Portfolio Manager	2019

David Silberman,
Managing Director and Portfolio Manager	2019

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the fourth paragraph under “J.P. Morgan Investment Management Inc. (JPMorgan)” is deleted in its entirety and replaced with the following:

The SA JPMorgan Equity-Income Portfolio is managed by Clare Hart, Managing Director of JPMorgan, Andrew Brandon, Managing Director of JPMorgan, and David Silberman, Managing Director of JPMorgan. Ms. Hart is the lead portfolio manager on the Portfolio and is a senior member of JPMorgan’s U.S. Equity Value portfolio management team. Ms. Hart has been a portfolio manager since 2002 and also has extensive experience as an investment analyst covering the financial services and real estate sectors. She has been employed by JPMorgan since 1999. As portfolio managers, Messrs. Brandon and Silberman share authority in the day-to-day management of the Portfolio. An employee of JPMorgan since 2000, Brandon has been an investment analyst in JPMorgan’s U.S. Equity Group since 2012. He is a CFA charterholder. An employee since 1989, Mr. Silberman assumed his current role in 2019. Prior to his current role, Mr. Silberman was the Head of the JPMorgan’s Equity Investment Director and Corporate Governance teams globally and the lead U.S. Equity Investment Director since 2008.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-8670-JEI1.1 (12/19)

757

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2020 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

(the “Portfolio”)

Supplement dated November 18, 2019

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA JPMorgan MFS Core Bond Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers,” the portion sub-titled JPMorgan is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since

Richard Figuly
Managing Director and Lead Portfolio Manager	2016

Barbara Miller[1]
Managing Director and Portfolio Manager	2015

Justin Rucker
Executive Director and Portfolio Manager	2019

[1]	Until March 31, 2020.

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the sixth paragraph under “J.P. Morgan Investment Management Inc. (JPMorgan)” is deleted in its entirety and replaced with the following:

The portion of the SA JPMorgan MFS Core Bond Portfolio subadvised by JPMorgan is managed by Richard Figuly, Barbara Miller and Justin Rucker. Mr. Figuly, Managing Director, is the lead portfolio manager responsible for the day-to-day management of a portion of the Portfolio. An employee of JPMorgan or its predecessor firms since 1993, Mr. Figuly is a member of JPMorgan’s Global Fixed Income, Currency & Commodities (“GFICC”) group and head of GFICC’s Core Bond team with responsibility for managing certain JPMorgan funds and institutional taxable bond portfolios. Ms. Miller, Managing Director, serves as a portfolio manager of a portion of the Portfolio until March 31, 2020. An employee of JPMorgan or predecessor firms since 1994, Ms. Miller currently is the Global Chief Investment Officer of Customized Bond Portfolios for JPMorgan. Prior to September 2019, Ms. Miller was the lead portfolio manager of a portion of the Portfolio and the head of the U.S. Value Driven Platform within GFICC. Mr. Rucker, Executive Director, an employee of JPMorgan since 2006, is a member of the GFICC group and a portfolio manager responsible for managing Long Duration and Core Bond institutional taxable bond portfolios.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-JCB1.1 (11/19)

758

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2020 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

(the “Portfolio”)

Supplement dated January 24, 2020

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA JPMorgan MFS Core Bond Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” the following information is added in the section pertaining to Massachusetts Financial Services Company (“MFS”):

Name and Title	Portfolio Manager of the Portfolio Since

Alexander Mackey
Investment Officer	2019

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the second paragraph under MFS is deleted in its entirety and replaced with the following:

The portion of the SA JPMorgan MFS Core Bond Portfolio subadvised by MFS is managed by Joshua P. Marston, Robert D. Persons and Alexander Mackey. Mr. Marston has been employed in the investment area of MFS since 1999.

Mr. Persons has been employed in the investment area of MFS since 2000. Mr. Mackey has been employed in the investment area of MFS since 2001.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-JCB2 (1/20)

759

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2020 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA MFS Total Return Portfolio

(the “Portfolio”)

Supplement dated January 27, 2020

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2019, as supplemented and amended to date

This supplement replaces the January 24, 2020 supplement to the Portfolio’s Summary Prospectus and Prospectus

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA MFS Total Return Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers” the following information is added:

Name and Title	Portfolio Manager of the Portfolio Since

Alexander Mackey
Investment Officer	December 2019

Johnathan Munko
Investment Officer	December 2019

Henry Peabody
Investment Officer	December 2019

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the fifth paragraph under MFS is deleted in its entirety and replaced with the following:

The SA MFS Total Return Portfolio is managed by an investment team led by Brooks A. Taylor. Additional team members include Steven R. Gorham, Alexander Mackey, Joshua P. Marston, Johnathan Munko, Henry Peabody, Robert Persons and Jonathan W. Sage. Mr. Taylor has been employed in the investment area of MFS since 1996. Mr. Gorham has been employed in the investment area of MFS since 1992. Mr. Mackey has been employed in the investment area of MFS since 2001. Mr. Marston has been employed in the investment area of MFS since 1999. Mr. Munko has been employed in the investment area of MFS since 2010. Mr. Peabody has been employed in the investment area of MFS since 2019; prior to that, Mr. Peabody held several positions within investment management at other firms, including most recently at Eaton Vance, where he worked from 2013 to 2019. Mr. Persons has been employed in the investment area of MFS since 2000. Mr. Sage has been employed in the investment area of MFS since 2000. The portfolio managers’ primary roles are as follows: Mr. Taylor: Lead/Equity Securities Portfolio Manager; Messrs. Gorham, Munko and Sage: Equity Securities Portfolio Manager; Messrs. Mackey, Peabody and Persons: Investment Grade Debt Instruments Portfolio Managers; and Mr. Marston: Debt Instruments Portfolio Manager.

Effective December 31, 2019, Nevin Chitkara is no longer a portfolio manager of the Portfolio.

Effective December 31, 2020, Brooks Taylor and Jonathan Sage will no longer be portfolio managers of the Portfolio.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-8670-TRP1 (1/20)

760

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinions have been expressed thereon.

761

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411AR.16 (3/20)

Item 2.    Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended January 31, 2020, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”). During the fiscal year ended January 31, 2020, however, the Code has been amended to reflect changes to the titles of the covered officers.

Item 3.    Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.    Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2019	2020
(a) Audit Fees	$1,929,852	$2,054,705
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$567,825	$531,444
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2019	2020
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$336,239	$0

(e)

(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2019 and 2020 were $970,323 and $531,444 respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.    Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule  30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 9, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: April 9, 2020